UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds
(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2025 to December 31, 2025

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Alternative Risk Premia Fund

Class I: QRPIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$556	4.97%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 23.38%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,258	$10,026	$10,220
12/31/2019	$8,983	$10,900	$10,453
12/31/2020	$7,093	$11,718	$10,523
12/31/2021	$8,104	$11,538	$10,528
12/31/2022	$10,151	$10,037	$10,681
12/31/2023	$10,915	$10,591	$11,217
12/31/2024	$12,936	$10,724	$11,806
12/31/2025	$15,961	$11,507	$12,299

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class I	23.38%	17.61%	5.81%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Alternative Risk Premia Fund

Class N: QRPNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$583	5.23%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 23.09%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,237	$10,026	$10,220
12/31/2019	$8,937	$10,900	$10,453
12/31/2020	$7,043	$11,718	$10,523
12/31/2021	$8,031	$11,538	$10,528
12/31/2022	$10,025	$10,037	$10,681
12/31/2023	$10,751	$10,591	$11,217
12/31/2024	$12,719	$10,724	$11,806
12/31/2025	$15,656	$11,507	$12,299

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class N	23.09%	17.32%	5.56%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Alternative Risk Premia Fund

Class R6: QRPRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$545	4.88%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 23.56%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$50,000,000	$50,000,000	$50,000,000
12/31/2017	$50,100,000	$50,125,168	$50,157,545
12/31/2018	$46,389,586	$50,130,802	$51,099,796
12/31/2019	$45,030,044	$54,500,652	$52,265,109
12/31/2020	$35,618,384	$58,591,752	$52,613,819
12/31/2021	$40,715,551	$57,688,389	$52,639,610
12/31/2022	$51,082,439	$50,182,975	$53,405,781
12/31/2023	$54,909,504	$52,957,487	$56,084,041
12/31/2024	$65,160,920	$53,619,578	$59,029,257
12/31/2025	$80,513,914	$57,534,317	$61,495,374

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class R6	23.56%	17.72%	5.92%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR CVX Fusion Fund

Class I: QCFIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$137	2.31%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class I Shares of the Fund returned 19.92%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	S&P 500® Total Return Index
06/18/2025	$10,000	$10,000
06/30/2025	$10,380	$10,378
07/31/2025	$10,590	$10,610
08/31/2025	$10,840	$10,825
09/30/2025	$11,580	$11,221
10/31/2025	$11,890	$11,483
11/30/2025	$11,890	$11,511
12/31/2025	$11,992	$11,519

Average Annual Total Returns

Since Inception (6/18/2025)
Class I	19.92%
S&P 500® Total Return Index	15.19%

Key Fund Statistics

  Net Assets$21,493,967
  Total Number of Portfolio Holdings1,952
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)317%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR CVX Fusion Fund

Class N: QCFNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$152	2.57%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class N Shares of the Fund returned 19.70%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	S&P 500® Total Return Index
06/18/2025	$10,000	$10,000
06/30/2025	$10,380	$10,378
07/31/2025	$10,580	$10,610
08/31/2025	$10,820	$10,825
09/30/2025	$11,570	$11,221
10/31/2025	$11,870	$11,483
11/30/2025	$11,870	$11,511
12/31/2025	$11,970	$11,519

Average Annual Total Returns

Since Inception (6/18/2025)
Class N	19.70%
S&P 500® Total Return Index	15.19%

Key Fund Statistics

  Net Assets$21,493,967
  Total Number of Portfolio Holdings1,952
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)317%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR CVX Fusion Fund

Class R6: QCFRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$132	2.21%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 20.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	S&P 500® Total Return Index
06/18/2025	$50,000,000	$50,000,000
06/30/2025	$51,900,000	$51,887,523
07/31/2025	$52,950,000	$53,052,018
08/31/2025	$54,200,000	$54,127,478
09/30/2025	$57,900,000	$56,103,128
10/31/2025	$59,450,000	$57,416,709
11/30/2025	$59,450,000	$57,557,432
12/31/2025	$60,030,416	$57,592,660

Average Annual Total Returns

Since Inception (6/18/2025)
Class R6	20.06%
S&P 500® Total Return Index	15.19%

Key Fund Statistics

  Net Assets$21,493,967
  Total Number of Portfolio Holdings1,952
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)317%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class I: ADAIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.71%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 8.02%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,763	$10,265	$10,033
12/31/2017	$11,400	$10,628	$10,118
12/31/2018	$11,649	$10,629	$10,308
12/31/2019	$12,642	$11,556	$10,543
12/31/2020	$15,830	$12,423	$10,614
12/31/2021	$16,822	$12,232	$10,619
12/31/2022	$16,268	$10,641	$10,773
12/31/2023	$17,001	$11,229	$11,314
12/31/2024	$17,544	$11,369	$11,908
12/31/2025	$18,951	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	8.02%	3.66%	6.60%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,123,957,463
  Total Number of Portfolio Holdings436
  Total Advisory Fees Paid$19,394,689
  Portfolio Turnover Rate (excludes certain derivatives, if any)410%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class N: ADANX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$205	1.97%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 7.75%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,727	$10,265	$10,033
12/31/2017	$11,326	$10,628	$10,118
12/31/2018	$11,554	$10,629	$10,308
12/31/2019	$12,515	$11,556	$10,543
12/31/2020	$15,623	$12,423	$10,614
12/31/2021	$16,559	$12,232	$10,619
12/31/2022	$15,974	$10,641	$10,773
12/31/2023	$16,649	$11,229	$11,314
12/31/2024	$17,134	$11,369	$11,908
12/31/2025	$18,462	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	7.75%	3.40%	6.32%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,123,957,463
  Total Number of Portfolio Holdings436
  Total Advisory Fees Paid$19,394,689
  Portfolio Turnover Rate (excludes certain derivatives, if any)410%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class R6: QDARX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$168	1.62%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 8.13%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$53,820,890	$51,323,621	$50,162,964
12/31/2017	$57,063,596	$53,141,425	$50,590,915
12/31/2018	$58,440,189	$53,147,398	$51,541,308
12/31/2019	$63,482,622	$57,780,202	$52,716,690
12/31/2020	$79,496,739	$62,117,482	$53,068,413
12/31/2021	$84,559,119	$61,159,759	$53,094,426
12/31/2022	$81,838,662	$53,202,711	$53,867,218
12/31/2023	$85,681,810	$56,144,178	$56,568,618
12/31/2024	$88,427,793	$56,846,110	$59,539,282
12/31/2025	$95,614,348	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	8.13%	3.76%	6.70%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,123,957,463
  Total Number of Portfolio Holdings436
  Total Advisory Fees Paid$19,394,689
  Portfolio Turnover Rate (excludes certain derivatives, if any)410%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class I: QDSIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 16.36%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,571	$10,224	$10,008
12/31/2021	$11,697	$10,066	$10,013
12/31/2022	$13,416	$8,757	$10,159
12/31/2023	$14,607	$9,241	$10,668
12/31/2024	$16,544	$9,356	$11,229
12/31/2025	$19,250	$10,039	$11,698

Average Annual Total Returns

	1 Year	5 Year	Since Inception (6/8/2020)
Class I	16.36%	12.74%	12.49%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

Key Fund Statistics

  Net Assets$5,439,389,459
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class N: QDSNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$42	0.39%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 16.14%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,561	$10,224	$10,008
12/31/2021	$11,656	$10,066	$10,013
12/31/2022	$13,345	$8,757	$10,159
12/31/2023	$14,482	$9,241	$10,668
12/31/2024	$16,361	$9,356	$11,229
12/31/2025	$19,002	$10,039	$11,698

Average Annual Total Returns

	1 Year	5 Year	Since Inception (6/8/2020)
Class N	16.14%	12.47%	12.23%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

Key Fund Statistics

  Net Assets$5,439,389,459
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class R6: QDSRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.04%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 16.49%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$50,000,000	$50,000,000	$50,000,000
12/31/2020	$52,875,746	$51,118,966	$50,041,885
12/31/2021	$58,606,894	$50,330,817	$50,066,415
12/31/2022	$67,303,968	$43,782,644	$50,795,133
12/31/2023	$73,320,957	$46,203,294	$53,342,471
12/31/2024	$83,079,192	$46,780,943	$56,143,716
12/31/2025	$96,780,269	$50,196,396	$58,489,281

Average Annual Total Returns

	1 Year	5 Year	Since Inception (6/8/2020)
Class R6	16.49%	12.85%	12.60%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

Key Fund Statistics

  Net Assets$5,439,389,459
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class I: QMNIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$677	5.98%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 26.53%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,585	$10,265	$10,033
12/31/2017	$11,203	$10,628	$10,118
12/31/2018	$9,888	$10,629	$10,308
12/31/2019	$8,774	$11,556	$10,543
12/31/2020	$7,061	$12,423	$10,614
12/31/2021	$8,306	$12,232	$10,619
12/31/2022	$10,567	$10,641	$10,773
12/31/2023	$12,378	$11,229	$11,314
12/31/2024	$15,508	$11,369	$11,908
12/31/2025	$19,622	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	26.53%	22.68%	6.97%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$3,329,705,681
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid$21,783,143
  Portfolio Turnover Rate (excludes certain derivatives, if any)338%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class N: QMNNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$706	6.24%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 26.18%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,543	$10,265	$10,033
12/31/2017	$11,129	$10,628	$10,118
12/31/2018	$9,800	$10,629	$10,308
12/31/2019	$8,671	$11,556	$10,543
12/31/2020	$6,963	$12,423	$10,614
12/31/2021	$8,174	$12,232	$10,619
12/31/2022	$10,383	$10,641	$10,773
12/31/2023	$12,118	$11,229	$11,314
12/31/2024	$15,148	$11,369	$11,908
12/31/2025	$19,113	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	26.18%	22.38%	6.69%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$3,329,705,681
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid$21,783,143
  Portfolio Turnover Rate (excludes certain derivatives, if any)338%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class R6: QMNRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$666	5.88%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 26.65%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$52,909,729	$51,323,621	$50,162,964
12/31/2017	$56,036,284	$53,141,425	$50,590,915
12/31/2018	$49,506,653	$53,147,398	$51,541,308
12/31/2019	$43,978,346	$57,780,202	$52,716,690
12/31/2020	$35,354,623	$62,117,482	$53,068,413
12/31/2021	$41,692,673	$61,159,759	$53,094,426
12/31/2022	$53,087,848	$53,202,711	$53,867,218
12/31/2023	$62,187,382	$56,144,178	$56,568,618
12/31/2024	$78,040,445	$56,846,110	$59,539,282
12/31/2025	$98,839,763	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	26.65%	22.83%	7.05%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$3,329,705,681
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid$21,783,143
  Portfolio Turnover Rate (excludes certain derivatives, if any)338%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class I: QLEIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$672	5.74%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 34.43%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,109	$10,751	$10,033	$10,400
12/31/2017	$12,856	$13,159	$10,118	$11,561
12/31/2018	$10,757	$12,013	$10,308	$11,175
12/31/2019	$10,885	$15,337	$10,543	$12,799
12/31/2020	$9,370	$17,776	$10,614	$13,942
12/31/2021	$12,284	$21,654	$10,619	$15,415
12/31/2022	$14,632	$17,726	$10,773	$14,134
12/31/2023	$18,199	$21,942	$11,314	$16,162
12/31/2024	$23,670	$26,039	$11,908	$18,085
12/31/2025	$31,819	$31,532	$12,405	$20,337

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	34.43%	27.70%	12.27%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

Key Fund Statistics

  Net Assets$7,967,826,283
  Total Number of Portfolio Holdings1,864
  Total Advisory Fees Paid$53,991,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)296%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	53	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class N: QLENX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$703	6.00%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 34.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,080	$10,751	$10,033	$10,400
12/31/2017	$12,794	$13,159	$10,118	$11,561
12/31/2018	$10,665	$12,013	$10,308	$11,175
12/31/2019	$10,774	$15,337	$10,543	$12,799
12/31/2020	$9,247	$17,776	$10,614	$13,942
12/31/2021	$12,086	$21,654	$10,619	$15,415
12/31/2022	$14,363	$17,726	$10,773	$14,134
12/31/2023	$17,813	$21,942	$11,314	$16,162
12/31/2024	$23,127	$26,039	$11,908	$18,085
12/31/2025	$31,005	$31,532	$12,405	$20,337

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	34.06%	27.38%	11.98%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

Key Fund Statistics

  Net Assets$7,967,826,283
  Total Number of Portfolio Holdings1,864
  Total Advisory Fees Paid$53,991,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)296%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	53	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class R6: QLERX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$664	5.66%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 34.53%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$55,608,732	$53,755,249	$50,162,964	$52,001,870
12/31/2017	$64,427,273	$65,796,602	$50,590,915	$57,804,989
12/31/2018	$53,933,387	$60,064,733	$51,541,308	$55,877,386
12/31/2019	$54,621,062	$76,684,688	$52,716,690	$63,994,760
12/31/2020	$47,098,491	$88,879,463	$53,068,413	$69,710,070
12/31/2021	$61,766,877	$108,270,501	$53,094,426	$77,076,797
12/31/2022	$73,655,422	$88,628,522	$53,867,218	$70,670,703
12/31/2023	$91,644,086	$109,710,712	$56,568,618	$80,810,788
12/31/2024	$119,394,996	$130,194,700	$59,539,282	$90,424,078
12/31/2025	$160,618,658	$157,658,070	$62,026,706	$101,683,893

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	34.53%	27.81%	12.38%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

Key Fund Statistics

  Net Assets$7,967,826,283
  Total Number of Portfolio Holdings1,864
  Total Advisory Fees Paid$53,991,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)296%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	53	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR LSE Fusion Fund

Class I: QLFIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$403	7.01%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 20.56%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,140	$10,187
07/31/2025	$10,070	$10,415
08/31/2025	$10,520	$10,627
09/30/2025	$11,190	$11,014
10/31/2025	$11,430	$11,272
11/30/2025	$11,600	$11,300
12/31/2025	$12,056	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class I	20.56%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$30,715,764
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)373%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR LSE Fusion Fund

Class N: QLFNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$417	7.26%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 20.37%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,140	$10,187
07/31/2025	$10,070	$10,415
08/31/2025	$10,510	$10,627
09/30/2025	$11,180	$11,014
10/31/2025	$11,420	$11,272
11/30/2025	$11,590	$11,300
12/31/2025	$12,037	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class N	20.37%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$30,715,764
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)373%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR LSE Fusion Fund

Class R6: QLFRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$397	6.91%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 20.57%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	S&P 500® Total Return Index
06/25/2025	$50,000,000	$50,000,000
06/30/2025	$50,700,000	$50,934,317
07/31/2025	$50,350,000	$52,077,420
08/31/2025	$52,600,000	$53,133,123
09/30/2025	$55,950,000	$55,072,479
10/31/2025	$57,150,000	$56,361,928
11/30/2025	$58,050,000	$56,500,066
12/31/2025	$60,286,893	$56,534,647

Average Annual Total Returns

Since Inception (6/25/2025)
Class R6	20.57%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$30,715,764
  Total Number of Portfolio Holdings1,790
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)373%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class I: QGMIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$149	1.45%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 4.00%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,002	$10,265	$10,033
12/31/2017	$9,664	$10,628	$10,118
12/31/2018	$10,418	$10,629	$10,308
12/31/2019	$10,928	$11,556	$10,543
12/31/2020	$11,104	$12,423	$10,614
12/31/2021	$10,600	$12,232	$10,619
12/31/2022	$13,703	$10,641	$10,773
12/31/2023	$13,659	$11,229	$11,314
12/31/2024	$13,570	$11,369	$11,908
12/31/2025	$14,113	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	4.00%	4.91%	3.51%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class N: QGMNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$174	1.70%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 3.69%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,982	$10,265	$10,033
12/31/2017	$9,615	$10,628	$10,118
12/31/2018	$10,343	$10,629	$10,308
12/31/2019	$10,821	$11,556	$10,543
12/31/2020	$10,987	$12,423	$10,614
12/31/2021	$10,457	$12,232	$10,619
12/31/2022	$13,475	$10,641	$10,773
12/31/2023	$13,402	$11,229	$11,314
12/31/2024	$13,279	$11,369	$11,908
12/31/2025	$13,769	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	3.69%	4.62%	3.25%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class R6: QGMRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$139	1.35%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 4.10%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$50,067,615	$51,323,621	$50,162,964
12/31/2017	$48,360,053	$53,141,425	$50,590,915
12/31/2018	$52,153,295	$53,147,398	$51,541,308
12/31/2019	$54,764,841	$57,780,202	$52,716,690
12/31/2020	$55,761,495	$62,117,482	$53,068,413
12/31/2021	$53,245,175	$61,159,759	$53,094,426
12/31/2022	$68,886,192	$53,202,711	$53,867,218
12/31/2023	$68,716,787	$56,144,178	$56,568,618
12/31/2024	$68,345,842	$56,846,110	$59,539,282
12/31/2025	$71,144,635	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	4.10%	4.99%	3.59%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class I: AQMIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$330	3.07%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 14.63%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,157	$10,265	$10,033
12/31/2017	$9,068	$10,628	$10,118
12/31/2018	$8,263	$10,629	$10,308
12/31/2019	$8,422	$11,556	$10,543
12/31/2020	$8,387	$12,423	$10,614
12/31/2021	$8,299	$12,232	$10,619
12/31/2022	$11,235	$10,641	$10,773
12/31/2023	$11,438	$11,229	$11,314
12/31/2024	$12,400	$11,369	$11,908
12/31/2025	$14,214	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	14.63%	11.13%	3.58%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class N: AQMNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$358	3.34%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 14.39%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,129	$10,265	$10,033
12/31/2017	$9,020	$10,628	$10,118
12/31/2018	$8,198	$10,629	$10,308
12/31/2019	$8,326	$11,556	$10,543
12/31/2020	$8,276	$12,423	$10,614
12/31/2021	$8,168	$12,232	$10,619
12/31/2022	$11,030	$10,641	$10,773
12/31/2023	$11,211	$11,229	$11,314
12/31/2024	$12,119	$11,369	$11,908
12/31/2025	$13,862	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	14.39%	10.87%	3.32%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class R6: AQMRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$322	3.00%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 14.81%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$45,783,992	$51,323,621	$50,162,964
12/31/2017	$45,390,997	$53,141,425	$50,590,915
12/31/2018	$41,362,791	$53,147,398	$51,541,308
12/31/2019	$42,201,033	$57,780,202	$52,716,690
12/31/2020	$42,073,234	$62,117,482	$53,068,413
12/31/2021	$41,676,579	$61,159,759	$53,094,426
12/31/2022	$56,436,273	$53,202,711	$53,867,218
12/31/2023	$57,574,124	$56,144,178	$56,568,618
12/31/2024	$62,389,908	$56,846,110	$59,539,282
12/31/2025	$71,631,202	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	14.81%	11.23%	3.66%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class I: QMHIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$478	4.35%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 19.98%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$8,693	$10,265	$10,033
12/31/2017	$8,543	$10,628	$10,118
12/31/2018	$7,309	$10,629	$10,308
12/31/2019	$7,442	$11,556	$10,543
12/31/2020	$7,394	$12,423	$10,614
12/31/2021	$7,238	$12,232	$10,619
12/31/2022	$10,857	$10,641	$10,773
12/31/2023	$10,794	$11,229	$11,314
12/31/2024	$12,005	$11,369	$11,908
12/31/2025	$14,404	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	19.98%	14.27%	3.72%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class N: QMHNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$505	4.60%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 19.66%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$8,669	$10,265	$10,033
12/31/2017	$8,491	$10,628	$10,118
12/31/2018	$7,252	$10,629	$10,308
12/31/2019	$7,365	$11,556	$10,543
12/31/2020	$7,306	$12,423	$10,614
12/31/2021	$7,135	$12,232	$10,619
12/31/2022	$10,668	$10,641	$10,773
12/31/2023	$10,582	$11,229	$11,314
12/31/2024	$11,737	$11,369	$11,908
12/31/2025	$14,044	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	19.66%	13.96%	3.45%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class R6: QMHRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$468	4.25%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 20.11%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$43,463,862	$51,323,621	$50,162,964
12/31/2017	$42,762,832	$53,141,425	$50,590,915
12/31/2018	$36,640,503	$53,147,398	$51,541,308
12/31/2019	$37,348,399	$57,780,202	$52,716,690
12/31/2020	$37,165,927	$62,117,482	$53,068,413
12/31/2021	$36,451,160	$61,159,759	$53,094,426
12/31/2022	$54,657,349	$53,202,711	$53,867,218
12/31/2023	$54,472,302	$56,144,178	$56,568,618
12/31/2024	$60,607,681	$56,846,110	$59,539,282
12/31/2025	$72,792,914	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	20.11%	14.39%	3.83%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion Fund

Class I: QMFIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$295	5.26%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 15.24%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,140	$10,187
07/31/2025	$10,190	$10,415
08/31/2025	$10,440	$10,627
09/30/2025	$11,020	$11,014
10/31/2025	$11,290	$11,272
11/30/2025	$11,280	$11,300
12/31/2025	$11,524	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class I	15.24%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$23,461,781
  Total Number of Portfolio Holdings2,227
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)251%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion Fund

Class N: QMFNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$309	5.51%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 15.04%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,140	$10,187
07/31/2025	$10,190	$10,415
08/31/2025	$10,440	$10,627
09/30/2025	$11,010	$11,014
10/31/2025	$11,270	$11,272
11/30/2025	$11,260	$11,300
12/31/2025	$11,504	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class N	15.04%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$23,461,781
  Total Number of Portfolio Holdings2,227
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)251%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion Fund

Class R6: QMFRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$290	5.16%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 15.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	S&P 500® Total Return Index
06/25/2025	$50,000,000	$50,000,000
06/30/2025	$50,700,000	$50,934,317
07/31/2025	$50,950,000	$52,077,420
08/31/2025	$52,200,000	$53,133,123
09/30/2025	$55,100,000	$55,072,479
10/31/2025	$56,450,000	$56,361,928
11/30/2025	$56,400,000	$56,500,066
12/31/2025	$57,627,507	$56,534,647

Average Annual Total Returns

Since Inception (6/25/2025)
Class R6	15.26%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$23,461,781
  Total Number of Portfolio Holdings2,227
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes certain derivatives, if any)251%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion HV Fund

Class I: QHFIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$489	8.60%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 18.30%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,110	$10,187
07/31/2025	$10,010	$10,415
08/31/2025	$10,280	$10,627
09/30/2025	$11,080	$11,014
10/31/2025	$11,350	$11,272
11/30/2025	$11,310	$11,300
12/31/2025	$11,830	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class I	18.30%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion HV Fund

Class N: QHFNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$503	8.85%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 18.20%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	S&P 500® Total Return Index
06/25/2025	$10,000	$10,000
06/30/2025	$10,110	$10,187
07/31/2025	$10,000	$10,415
08/31/2025	$10,280	$10,627
09/30/2025	$11,070	$11,014
10/31/2025	$11,350	$11,272
11/30/2025	$11,300	$11,300
12/31/2025	$11,820	$11,307

Average Annual Total Returns

Since Inception (6/25/2025)
Class N	18.20%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR MS Fusion HV Fund

Class R6: QHFRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$483	8.50%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 18.40%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	S&P 500® Total Return Index
06/25/2025	$50,000,000	$50,000,000
06/30/2025	$50,550,000	$50,934,317
07/31/2025	$50,050,000	$52,077,420
08/31/2025	$51,450,000	$53,133,123
09/30/2025	$55,400,000	$55,072,479
10/31/2025	$56,800,000	$56,361,928
11/30/2025	$56,550,000	$56,500,066
12/31/2025	$59,200,000	$56,534,647

Average Annual Total Returns

Since Inception (6/25/2025)
Class R6	18.40%
S&P 500® Total Return Index	13.07%

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class I: AQRIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.02%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 18.72%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,010	$10,265	$11,196	$10,831
12/31/2017	$12,810	$10,628	$13,640	$12,370
12/31/2018	$11,919	$10,629	$13,042	$12,079
12/31/2019	$14,428	$11,556	$17,149	$14,758
12/31/2020	$14,815	$12,423	$20,304	$16,932
12/31/2021	$16,939	$12,232	$26,132	$19,617
12/31/2022	$15,157	$10,641	$21,399	$16,520
12/31/2023	$16,844	$11,229	$27,025	$19,439
12/31/2024	$18,683	$11,369	$33,786	$22,364
12/31/2025	$22,181	$12,199	$39,827	$25,428

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	18.72%	8.41%	8.29%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class N: AQRNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$139	1.27%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 18.47%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,966	$10,265	$11,196	$10,831
12/31/2017	$12,735	$10,628	$13,640	$12,370
12/31/2018	$11,814	$10,629	$13,042	$12,079
12/31/2019	$14,256	$11,556	$17,149	$14,758
12/31/2020	$14,599	$12,423	$20,304	$16,932
12/31/2021	$16,651	$12,232	$26,132	$19,617
12/31/2022	$14,869	$10,641	$21,399	$16,520
12/31/2023	$16,492	$11,229	$27,025	$19,439
12/31/2024	$18,231	$11,369	$33,786	$22,364
12/31/2025	$21,598	$12,199	$39,827	$25,428

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	18.47%	8.15%	8.00%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class R6: AQRRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 18.86%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$55,028,922	$51,323,621	$55,979,956	$54,152,797
12/31/2017	$64,140,217	$53,141,425	$68,201,277	$61,847,993
12/31/2018	$59,690,528	$53,147,398	$65,211,168	$60,396,576
12/31/2019	$72,266,245	$57,780,202	$85,743,798	$73,791,934
12/31/2020	$74,275,799	$62,117,482	$101,519,651	$84,660,816
12/31/2021	$85,027,978	$61,159,759	$130,661,241	$98,085,262
12/31/2022	$76,158,769	$53,202,711	$106,997,331	$82,601,194
12/31/2023	$84,723,840	$56,144,178	$135,124,424	$97,195,808
12/31/2024	$93,977,053	$56,846,110	$168,932,123	$111,817,531
12/31/2025	$111,699,167	$60,996,416	$199,137,142	$127,138,044

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	18.86%	8.50%	8.37%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class I: ARCIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.01%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 20.88%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,658	$10,265	$11,177
12/31/2017	$12,872	$10,628	$11,367
12/31/2018	$10,610	$10,629	$10,089
12/31/2019	$12,534	$11,556	$10,865
12/31/2020	$13,556	$12,423	$10,525
12/31/2021	$18,923	$12,232	$13,379
12/31/2022	$22,980	$10,641	$15,532
12/31/2023	$22,926	$11,229	$14,303
12/31/2024	$24,635	$11,369	$15,072
12/31/2025	$29,778	$12,199	$17,450

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	20.88%	17.05%	11.53%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class N: ARCNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$139	1.26%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 20.66%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,616	$10,265	$11,177
12/31/2017	$12,802	$10,628	$11,367
12/31/2018	$10,520	$10,629	$10,089
12/31/2019	$12,379	$11,556	$10,865
12/31/2020	$13,383	$12,423	$10,525
12/31/2021	$18,647	$12,232	$13,379
12/31/2022	$22,564	$10,641	$15,532
12/31/2023	$22,448	$11,229	$14,303
12/31/2024	$24,065	$11,369	$15,072
12/31/2025	$29,036	$12,199	$17,450

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	20.66%	16.76%	11.25%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class R6: QRCRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.91%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 20.96%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$58,304,773	$51,323,621	$55,883,326
12/31/2017	$64,458,004	$53,141,425	$56,835,709
12/31/2018	$53,113,142	$53,147,398	$50,444,277
12/31/2019	$62,778,414	$57,780,202	$54,323,921
12/31/2020	$67,984,965	$62,117,482	$52,626,908
12/31/2021	$95,102,574	$61,159,759	$66,893,632
12/31/2022	$115,498,115	$53,202,711	$77,658,949
12/31/2023	$115,318,740	$56,144,178	$71,514,116
12/31/2024	$124,106,156	$56,846,110	$75,362,145
12/31/2025	$150,117,817	$60,996,416	$87,248,340

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	20.96%	17.17%	11.62%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class I: QSPIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$654	6.09%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 14.81%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,953	$10,265	$10,033
12/31/2017	$11,152	$10,628	$10,118
12/31/2018	$9,775	$10,629	$10,308
12/31/2019	$8,974	$11,556	$10,543
12/31/2020	$7,003	$12,423	$10,614
12/31/2021	$8,741	$12,232	$10,619
12/31/2022	$11,419	$10,641	$10,773
12/31/2023	$12,882	$11,229	$11,314
12/31/2024	$15,591	$11,369	$11,908
12/31/2025	$17,899	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	14.81%	20.65%	5.99%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$1,854,093,594
  Total Number of Portfolio Holdings2,212
  Total Advisory Fees Paid$19,809,564
  Portfolio Turnover Rate (excludes certain derivatives, if any)142%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class N: QSPNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$680	6.35%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 14.35%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,924	$10,265	$10,033
12/31/2017	$11,082	$10,628	$10,118
12/31/2018	$9,685	$10,629	$10,308
12/31/2019	$8,879	$11,556	$10,543
12/31/2020	$6,911	$12,423	$10,614
12/31/2021	$8,606	$12,232	$10,619
12/31/2022	$11,211	$10,641	$10,773
12/31/2023	$12,612	$11,229	$11,314
12/31/2024	$15,244	$11,369	$11,908
12/31/2025	$17,431	$12,199	$12,405

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	14.35%	20.33%	5.71%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$1,854,093,594
  Total Number of Portfolio Holdings2,212
  Total Advisory Fees Paid$19,809,564
  Portfolio Turnover Rate (excludes certain derivatives, if any)142%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class R6: QSPRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$644	6.00%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 14.93%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$49,816,750	$51,323,621	$50,162,964
12/31/2017	$55,846,145	$53,141,425	$50,590,915
12/31/2018	$48,967,690	$53,147,398	$51,541,308
12/31/2019	$45,012,376	$57,780,202	$52,716,690
12/31/2020	$35,150,423	$62,117,482	$53,068,413
12/31/2021	$43,951,672	$61,159,759	$53,094,426
12/31/2022	$57,483,152	$53,202,711	$53,867,218
12/31/2023	$64,865,640	$56,144,178	$56,568,618
12/31/2024	$78,585,362	$56,846,110	$59,539,282
12/31/2025	$90,321,165	$60,996,416	$62,026,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	14.93%	20.77%	6.09%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

  Net Assets$1,854,093,594
  Total Number of Portfolio Holdings2,212
  Total Advisory Fees Paid$19,809,564
  Portfolio Turnover Rate (excludes certain derivatives, if any)142%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class I: QNZIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$362	3.24%

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 23.26%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class IFootnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108
12/31/2022	$11,638	$8,364	$10,146	$9,274
12/31/2023	$14,380	$10,562	$10,655	$10,710
12/31/2024	$19,375	$13,205	$11,214	$12,305
12/31/2025	$23,882	$15,566	$11,683	$13,656
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class I	23.26%	24.04%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class N: QNZNX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$389	3.49%

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 22.88%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class NFootnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108
12/31/2022	$11,606	$8,364	$10,146	$9,274
12/31/2023	$14,307	$10,562	$10,655	$10,710
12/31/2024	$19,241	$13,205	$11,214	$12,305
12/31/2025	$23,644	$15,566	$11,683	$13,656
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class N	22.88%	23.73%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class R6: QNZRX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$350	3.14%

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 23.41%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6Footnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2021	$50,400,000	$51,066,722	$50,002,252	$50,540,529
12/31/2022	$58,274,204	$41,818,085	$50,730,037	$46,371,167
12/31/2023	$72,049,477	$52,811,081	$53,274,110	$53,548,432
12/31/2024	$97,189,570	$66,024,244	$56,071,764	$61,523,113
12/31/2025	$119,942,879	$77,829,361	$58,414,323	$68,282,336
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class R6	23.41%	24.18%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2025, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
a). As of the end of the period, December 31, 2025, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19 (a)(1).
b). Not applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2025 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e).  Not applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee, as of December 31, 2025, has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Roy Swan and Kathleen M. Hagerty, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2024 and December 31, 2025 were:

	2024	2025
Audit Fees (a)	$1,164,326	$1,495,242
Audit-Related Fees (b)	$0	$0
Tax Fees (c)	$353,730	$494,620
All Other Fees (d)	$0	$0
Total:	$1,518,056	$1,989,862

(a)           Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)           Audit-Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above. There were no audit-related services provided by PricewaterhouseCoopers LLP for the years ended December 31, 2024 and December 31, 2025.

(c)           Tax Fees: The December 31, 2024 and December 31, 2025 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2024 and December 31, 2025: $1,179,582 and $1,209,901, respectively.

(h)           Not applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Commission  pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.  Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee. As of December 31, 2025, the independent Trustees were William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, Roy Swan, and Mark A. Zurack.
(b) Not applicable.

Item 6. Investments
(a)   Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b)   The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Annual Report
December 31, 2025
AQR Alternative Risk Premia Fund
AQR CVX Fusion Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR LSE Fusion Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR MS Fusion Fund
AQR MS Fusion HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Trend Total Return Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR CVX Fusion Fund
...........................................................................
32
AQR Diversified Arbitrage Fund
.....................................................................
60
AQR Diversifying Strategies Fund
...................................................................
84
AQR Equity Market Neutral Fund
....................................................................
85
AQR Long-Short Equity Fund
.......................................................................
106
AQR LSE Fusion Fund
...........................................................................
130
AQR Macro Opportunities Fund
.....................................................................
150
AQR Managed Futures Strategy Fund
................................................................
176
AQR Managed Futures Strategy HV Fund
.............................................................
215
AQR MS Fusion Fund
............................................................................
249
AQR MS Fusion HV Fund
.........................................................................
285
AQR Multi-Asset Fund
............................................................................
323
AQR Risk-Balanced Commodities Strategy Fund
........................................................
340
AQR Style Premia Alternative Fund
..................................................................
347
AQR Trend Total Return Fund
......................................................................
383
Financial Statements and Notes
........................................................................
424
Report of Independent Registered Public Accounting Firm
.....................................................
529
Other Federal Tax Information
.........................................................................
530
Other Information
...................................................................................
532

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 237.7%
COMMON STOCKS - 165.4%
Australia - 5 .3%
AGL Energy Ltd. (2)(a) 95,557 592,135
ANZ Group Holdings Ltd. (2)(a) 56,280 1,360,716
Aristocrat Leisure Ltd. (2)(a) 35,551 1,376,337
Atlas Arteria Ltd. (2)(a) 8,479 27,578
Aurizon Holdings Ltd. (2)(a) 432,711 1,052,916
BHP Group Ltd. (2)(a) 40,096 1,210,063
BlueScope Steel Ltd. (2)(a) 67,853 1,083,446
Brambles Ltd. (2)(a) 43,327 661,617
Computershare Ltd. (2)(a) 3,599 81,566
Dyno Nobel Ltd. (2)(a) 169,514 362,328
Evolution Mining Ltd. (2)(a) 38,801 324,716
Fortescue Ltd. (2)(a) 38,652 565,189
Harvey Norman Holdings Ltd. (2)(a) 87,053 401,975
JB Hi-Fi Ltd. (2)(a) 20,240 1,295,606
Lendlease Corp. Ltd. (2)(a) 112,927 390,193
Liontown Ltd. (2)*(a) 133,868 140,183
Medibank Pvt Ltd. (2)(a) 100,614 321,096
Northern Star Resources Ltd. (2)(a) 24,086 423,857
Orica Ltd. (2)(a) 19,658 317,497
Origin Energy Ltd. (2)(a) 39,199 299,343
Pro Medicus Ltd. (2)(a) 10,186 1,495,950
QBE Insurance Group Ltd. (2)(a) 85,930 1,137,666
Qube Holdings Ltd. (2)(a) 130,643 414,466
REA Group Ltd. (2)(a) 1,221 148,846
Reece Ltd. (2)(a) 6,965 61,997
Santos Ltd. (2)(a) 45,366 186,327
Suncorp Group Ltd. (2)(a) 45,281 531,558
Technology One Ltd. (2)(a) 16,712 309,949
Telstra Group Ltd. (2)(a) 187,691 608,975
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 3,436 85,018
Wesfarmers Ltd. (2)(a) 24,235 1,305,614
Westpac Banking Corp. (2)(a) 43,125 1,106,653
Worley Ltd. (2)(a) 74,347 620,858
Yancoal Australia Ltd. (2)(a) 110,934 365,764
20,667,998
Belgium - 0 .8%
Ageas SA/NV (2)(a) 18,617 1,304,323
KBC Group NV (2)(a) 4,068 529,800
Liberty Global Ltd., Class A *(a) 76,411 851,219
Solvay SA (2)(a) 3,506 111,553
Umicore SA (2)(a) 21,878 457,336
3,254,231
Brazil - 0 .2%
Wheaton Precious Metals Corp. (a) 621 73,006
Yara International ASA (2)(a) 13,460 550,810
623,816
Canada - 7 .7%
Agnico Eagle Mines Ltd. (a) 5,050 856,390
AltaGas Ltd. (a) 27,777 846,940
ARC Resources Ltd. (a) 24,089 451,927
Atco Ltd., Class I (a) 2,069 84,988
AtkinsRealis Group, Inc. (a) 1,094 70,619
Bank of Nova Scotia (The) (a) 25,162 1,855,779
INVESTMENTS SHARES VALUE ($)
Canada - 7.7% (continued)
Barrick Mining Corp. (a) 5,230 227,825
Bombardier, Inc., Class B *(a) 1,510 256,883
Brookfield Renewable Corp. (a) 1,696 65,057
Canadian Imperial Bank of
Commerce (a) 17,351 1,572,974
Canadian Tire Corp. Ltd., Class A
(a) 8,740 1,107,599
Capital Power Corp. (a) 17,796 759,139
CCL Industries, Inc., Class B (a) 5,953 376,034
Cenovus Energy, Inc. (a) 31,015 524,694
CGI, Inc. (a) 2,207 203,857
Emera, Inc. (a) 6,088 300,020
Empire Co. Ltd., Class A (a) 23,944 832,471
Equinox Gold Corp. *(a) 27,823 391,028
Fairfax Financial Holdings Ltd. (a) 1,051 2,003,059
Finning International, Inc. (a) 14,757 799,591
Fortis, Inc. (a) 6,136 319,016
George Weston Ltd. (a) 5,937 409,584
Hydro One Ltd. (a)(b) 7,324 291,562
iA Financial Corp., Inc. (a) 7,232 936,991
IGM Financial, Inc. (a) 10,005 450,555
Imperial Oil Ltd. (a) 8,317 718,538
Kinross Gold Corp. (a) 54,133 1,524,740
Loblaw Cos. Ltd. (a) 7,613 344,167
Lundin Gold, Inc. (a) 12,333 1,024,523
Magna International, Inc. (a) 28,264 1,506,741
Manulife Financial Corp. (a) 65,292 2,370,880
Onex Corp. (a) 3,536 291,011
Open Text Corp. (a) 35,875 1,168,345
Pan American Silver Corp. (a) 1,494 77,457
Quebecor, Inc., Class B (a) 8,529 321,263
Saputo, Inc. (a) 9,955 299,618
Stantec, Inc. (a) 3,864 364,624
Sun Life Financial, Inc. (a) 9,822 613,128
Suncor Energy, Inc. (a) 14,554 645,973
TFI International, Inc. (a) 3,445 356,083
TMX Group Ltd. (a) 7,351 279,730
Toromont Industries Ltd. (a) 1 121
Toronto-Dominion Bank (The) (a) 11,081 1,044,361
Tourmaline Oil Corp. (a) 14,446 648,020
West Fraser Timber Co. Ltd. (a) 705 43,131
Whitecap Resources, Inc. (a) 31,235 261,704
29,898,740
China - 0 .7%
BOC Hong Kong Holdings Ltd. (2)
(a) 47,000 238,525
Prosus NV (2)(a) 1,327 82,166
Wilmar International Ltd. (2) 72,400 173,156
Yangzijiang Shipbuilding Holdings
Ltd. (2) 836,000 2,258,447
2,752,294
Denmark - 1 .6%
Danske Bank A/S (2)(a) 16,207 809,317
Genmab A/S (2)*(a) 2,832 877,875
ISS A/S (2)(a) 37,106 1,264,191
Jyske Bank A/S (Registered) (2)(a) 3,320 454,374
Pandora A/S (2)(a) 10,382 1,148,104
ROCKWOOL A/S, Class B (2)(a) 22,330 784,540

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 1.6% (continued)
Royal Unibrew A/S (2)(a) 1,922 173,436
Zealand Pharma A/S (2)*(a) 10,115 734,878
6,246,715
Finland - 1 .3%
Elisa OYJ (2)(a) 4,975 220,471
Fortum OYJ (2)(a) 35,384 751,412
Kesko OYJ, Class B (2)(a) 8,733 197,054
Kone OYJ, Class B (2)(a) 9,928 703,329
Metso OYJ (2)(a) 15,857 275,899
Nokia OYJ (2)(a) 227,195 1,464,743
Orion OYJ, Class B (2)(a) 4,114 306,936
Valmet OYJ (2)(a) 11,191 369,837
Wartsila OYJ Abp (2)(a) 23,799 842,594
5,132,275
France - 5 .6%
Amundi SA (2)(a)(b) 6,179 510,693
Arkema SA (2)(a) 4,192 255,476
BNP Paribas SA (2)(a) 35,956 3,401,692
Bollore SE (2)(a) 7,968 44,780
Bouygues SA (2)(a) 27,965 1,453,771
Carrefour SA (2)(a) 70,065 1,169,075
Cie de Saint-Gobain SA (2)(a) 16,269 1,654,426
Credit Agricole SA (2)(a) 103,733 2,135,642
Dassault Aviation SA (2)(a) 1,528 489,885
Eiffage SA (2)(a) 14,533 2,082,280
Engie SA (2)(a) 25,164 661,042
Forvia SE (2)*(a) 15,211 241,380
Gaztransport Et Technigaz SA (2)(a) 1,472 270,092
Ipsen SA (2)(a) 2,349 327,755
Orange SA (2)(a) 50,156 836,931
Rexel SA (2)(a) 32,614 1,279,191
SEB SA (2)(a) 573 33,026
Societe Generale SA (2)(a) 39,226 3,157,851
Sodexo SA (2)(a) 5,347 273,959
Technip Energies NV (2)(a) 4,157 158,306
TotalEnergies SE (2)(a) 14,528 947,197
Veolia Environnement SA (2)(a) 7,483 260,390
Vinci SA (2)(a) 1,019 143,356
Vivendi SE (2)(a) 45,769 126,930
21,915,126
Germany - 5 .3%
Allianz SE (Registered) (2)(a) 3,444 1,592,427
Aroundtown SA (2)*(a) 119,527 370,053
Aurubis AG (2)(a) 8,155 1,180,448
Bayerische Motoren Werke AG (2)
(a) 1,983 215,027
Bechtle AG (2)(a) 17,359 884,167
Brenntag SE (2)(a) 5,105 296,315
Commerzbank AG (2)(a) 12,390 522,915
Continental AG (2)(a) 8,418 668,077
CTS Eventim AG & Co. KGaA (2)(a) 720 65,910
Deutsche Bank AG (Registered)
(2)(a) 88,755 3,420,542
Deutsche Lufthansa AG
(Registered) (2)(a) 164,419 1,615,243
Deutsche Post AG (2)(a) 13,476 734,788
E.ON SE (2)(a) 51,810 981,018
INVESTMENTS SHARES VALUE ($)
Germany - 5.3% (continued)
Evonik Industries AG (2)(a) 37,089 578,814
Freenet AG (2)(a) 14,438 497,350
Fresenius Medical Care AG (2)(a) 5,539 264,573
GEA Group AG (2)(a) 3,552 240,052
Hannover Rueck SE (2)(a) 890 276,951
Heidelberg Materials AG (2)(a) 6,955 1,803,134
HUGO BOSS AG (2)(a) 18,326 772,198
KION Group AG (2)(a) 3,637 287,386
Knorr-Bremse AG (2)(a) 2,541 281,904
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,651,798
Nordex SE (2)*(a) 5,901 200,014
Talanx AG (2)(a) 5,196 690,231
thyssenkrupp AG (2)(a) 47,010 505,386
Tkms AG& Co. KGaA *(a) 1,631 126,697
20,723,418
Hong Kong - 0 .5%
Sun Hung Kai Properties Ltd. (2)(a) 39,500 480,963
Swire Pacific Ltd., Class A (2)(a) 8,000 64,491
WH Group Ltd. (2)(a)(b) 1,210,500 1,348,514
Wharf Real Estate Investment Co.
Ltd. (2)(a) 17,000 53,730
1,947,698
Italy - 3 .1%
A2A SpA (2)(a) 266,870 722,119
Azimut Holding SpA (2)(a) 25,470 1,061,025
BPER Banca SpA (2)(a) 20,783 280,830
Coca-Cola HBC AG (2)(a) 5,275 272,895
Eni SpA (2)(a) 18,978 359,749
Generali (2)(a) 49,291 2,059,793
Hera SpA (2)(a) 155,216 731,902
Italgas SpA (2)(a) 60,107 670,409
Leonardo SpA (2)(a) 29,042 1,661,218
Pirelli & C SpA (2)(a)(b) 32,762 223,722
Poste Italiane SpA (2)(a)(b) 22,705 569,984
Reply SpA (2)(a) 222 29,725
UniCredit SpA (2)(a) 19,859 1,644,855
Unipol Assicurazioni SpA (2)(a) 76,633 1,838,552
12,126,778
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 1,442 75,341
Japan - 18 .6%
ABC-Mart, Inc. (2)(a) 6,900 116,926
Advantest Corp. (2)(a) 16,200 2,048,456
Aeon Co. Ltd. (2)(a) 3,900 61,609
AGC, Inc. (2)(a) 4,200 139,288
ALSOK Co. Ltd. (2)(a) 13,400 105,267
ANA Holdings, Inc. (2)(a) 9,500 180,421
Asahi Group Holdings Ltd. (2)(a) 12,900 135,215
Asahi Kasei Corp. (2)(a) 62,100 551,991
Asics Corp. (2)(a) 16,700 400,908
Astellas Pharma, Inc. (2)(a) 42,400 564,324
Azbil Corp. (2)(a) 21,100 191,888
Bandai Namco Holdings, Inc. (2)(a) 30,200 803,806
Brother Industries Ltd. (2)(a) 25,700 513,428
Central Japan Railway Co. (2)(a) 50,100 1,387,770

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 18.6% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 80,200 1,235,603
Chugai Pharmaceutical Co. Ltd. (2)
(a) 11,100 582,323
CyberAgent, Inc. (2)(a) 86,900 740,478
Dai Nippon Printing Co. Ltd. (2)(a) 34,300 590,440
Dai-ichi Life Holdings, Inc. (2)(a) 76,000 631,603
Daito Trust Construction Co. Ltd.
(2)(a) 15,000 285,630
Daiwa House Industry Co. Ltd. (2)
(a) 10,500 348,798
Ebara Corp. (2)(a) 24,600 579,816
ENEOS Holdings, Inc. (2)(a) 183,200 1,296,159
Fuji Electric Co. Ltd. (2)(a) 3,500 265,423
Fujitsu Ltd. (2)(a) 19,600 538,665
Fukuoka Financial Group, Inc. (2)
(a) 5,200 168,197
Hirose Electric Co. Ltd. (2)(a) 2,300 254,528
Hitachi Construction Machinery Co.
Ltd. (2)(a) 13,200 390,188
Hoya Corp. (2)(a) 3,800 576,344
Idemitsu Kosan Co. Ltd. (2)(a) 115,900 877,511
Iida Group Holdings Co. Ltd. (2)(a) 13,000 208,935
Inpex Corp. (2)(a) 133,000 2,660,071
ITOCHU Corp. (2)(a) 83,000 1,048,855
Japan Post Bank Co. Ltd. (2)(a) 86,100 1,212,036
Japan Post Holdings Co. Ltd. (2)(a) 61,800 652,077
Japan Post Insurance Co. Ltd. (2)
(a) 24,400 733,795
Japan Tobacco, Inc. (2)(a) 27,700 995,602
JFE Holdings, Inc. (2)(a) 12,900 164,461
Kajima Corp. (2)(a) 17,100 637,617
Kansai Electric Power Co., Inc.
(The) (2)(a) 59,100 928,147
Kao Corp. (2)(a) 4,000 159,646
Kawasaki Kisen Kaisha Ltd. (2)(a) 57,600 801,805
Keyence Corp. (2)(a) 1,300 470,243
Kinden Corp. (2)(a) 26,800 1,162,513
Kirin Holdings Co. Ltd. (2)(a) 5,300 79,336
Kobe Steel Ltd. (2)(a) 29,000 383,200
Komatsu Ltd. (2)(a) 4,700 149,143
Konami Group Corp. (2)(a) 4,400 597,552
Kyocera Corp. (2)(a) 16,500 231,309
Kyushu Electric Power Co., Inc. (2)
(a) 31,000 332,581
Makita Corp. (2)(a) 11,300 342,491
Marubeni Corp. (2)(a) 34,500 960,825
MatsukiyoCocokara & Co. (a) 3,800 65,792
Mazda Motor Corp. (2)(a) 31,100 240,161
McDonald's Holdings Co. Japan
Ltd. (2)(a) 4,100 167,064
Medipal Holdings Corp. (2)(a) 9,400 166,406
MINEBEA MITSUMI, Inc. (2)(a) 14,600 293,775
MISUMI Group, Inc. (2)(a) 7,200 112,357
Mitsubishi Chemical Group Corp.
(2)(a) 109,200 639,217
Mitsubishi Electric Corp. (2)(a) 40,300 1,175,021
Mitsubishi HC Capital, Inc. (2)(a) 82,100 686,787
Mitsubishi Motors Corp. (2)(a) 93,600 222,527
Mitsui & Co. Ltd. (2)(a) 17,300 513,764
INVESTMENTS SHARES VALUE ($)
Japan - 18.6% (continued)
Mitsui Chemicals, Inc. (2)(a) 20,400 260,857
MS&AD Insurance Group Holdings,
Inc. (2)(a) 33,500 786,480
Murata Manufacturing Co. Ltd. (2)
(a) 34,000 702,711
Nexon Co. Ltd. (2)(a) 21,500 525,170
NIDEC Corp. (2)(a) 65,900 894,791
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 14,800 316,758
Nippon Steel Corp. (2)(a) 273,000 1,117,131
Nippon Yusen KK (2)(a) 17,000 550,657
Nitto Denko Corp. (2)(a) 50,900 1,211,914
Nomura Holdings, Inc. (2)(a) 112,900 940,510
Nomura Real Estate Holdings, Inc.
(2)(a) 15,500 95,687
Obayashi Corp. (2)(a) 21,800 456,229
Obic Co. Ltd. (2)(a) 2,200 69,055
Oji Holdings Corp. (2)(a) 158,500 870,210
Ono Pharmaceutical Co. Ltd. (2)(a) 38,700 536,166
Open House Group Co. Ltd. (2)(a) 6,100 358,066
Osaka Gas Co. Ltd. (2)(a) 34,000 1,181,394
Otsuka Corp. (2)(a) 17,700 364,719
Otsuka Holdings Co. Ltd. (2)(a) 17,300 978,475
Panasonic Holdings Corp. (2)(a) 152,100 1,971,831
Recruit Holdings Co. Ltd. (2)(a) 20,200 1,135,070
Renesas Electronics Corp. (2)*(a) 7,300 99,987
Ricoh Co. Ltd. (2)(a) 18,800 165,422
Rohm Co. Ltd. (2)(a) 13,700 194,614
Ryohin Keikaku Co. Ltd. (2)(a) 29,200 515,598
Sanrio Co. Ltd. (2)(a) 18,300 572,611
Sanwa Holdings Corp. (2)(a) 9,000 234,344
SCREEN Holdings Co. Ltd. (2)(a) 9,900 964,303
Secom Co. Ltd. (2)(a) 2,800 99,496
Seiko Epson Corp. (2)(a) 33,900 429,657
Sekisui Chemical Co. Ltd. (2)(a) 35,700 600,376
Shimamura Co. Ltd. (2)(a) 14,700 957,817
Shin-Etsu Chemical Co. Ltd. (2)(a) 2,400 74,547
Shionogi & Co. Ltd. (2)(a) 48,700 881,461
Skylark Holdings Co. Ltd. (a) 19,800 425,351
Sojitz Corp. (2)(a) 26,320 818,548
Sompo Holdings, Inc. (2)(a) 24,900 845,161
Square Enix Holdings Co. Ltd. (a) 64,800 1,182,939
Subaru Corp. (2)(a) 53,800 1,158,380
Sumitomo Corp. (2)(a) 23,600 816,855
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 34,200 1,042,240
Suntory Beverage & Food Ltd. (2)
(a) 18,400 553,354
TBS Holdings, Inc. (2)(a) 11,000 405,965
TDK Corp. (2)(a) 34,900 493,757
TIS, Inc. (2)(a) 4,400 147,821
Toho Co. Ltd. (a) 2,700 137,551
Tokyo Century Corp. (2)(a) 14,500 188,000
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 226,600 952,834
Tokyo Electron Ltd. (2)(a) 1,000 222,727
Tokyo Gas Co. Ltd. (2)(a) 21,100 836,498
Tokyu Fudosan Holdings Corp. (2)
(a) 48,500 443,048
TOPPAN Holdings, Inc. (2)(a) 27,900 829,375

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 18.6% (continued)
Toray Industries, Inc. (2)(a) 39,500 257,531
Tosoh Corp. (2)(a) 26,200 393,713
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 686,016
Toyota Tsusho Corp. (2)(a) 53,900 1,817,465
Yamazaki Baking Co. Ltd. (2)(a) 14,300 300,042
Yokogawa Electric Corp. (2)(a) 19,100 612,548
Zensho Holdings Co. Ltd. (2)(a) 3,900 223,484
72,663,431
Luxembourg - 0 .3%
ArcelorMittal SA (2)(a) 22,958 1,054,220
Mexico - 0 .1%
Fresnillo plc (2)(a) 10,370 462,403
Netherlands - 1 .8%
Aalberts NV (2)(a) 16,699 550,447
ABN AMRO Bank NV, CVA (2)(a)(b) 45,140 1,577,142
Arcadis NV (2)(a) 1 42
Argenx SE (2)*(a) 77 64,953
ASM International NV (2)(a) 603 365,053
ASML Holding NV (2)(a) 379 408,380
ASR Nederland NV (2) 4,019 285,955
Koninklijke Ahold Delhaize NV (2)
(a) 45,751 1,876,107
Koninklijke KPN NV (2)(a) 61,717 288,386
NN Group NV (2)(a) 18,247 1,407,658
Randstad NV (2)(a) 6,470 245,634
7,069,757
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(b) 26,542 127,143
Norway - 0 .8%
Equinor ASA (2)(a) 38,187 900,519
Kongsberg Gruppen ASA (2)(a) 28,445 728,911
Norsk Hydro ASA (2)(a) 156,161 1,205,434
Orkla ASA (2)(a) 10,284 114,520
Telenor ASA (2)(a) 7,771 113,025
3,062,409
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 36,846 38,786
Jeronimo Martins SGPS SA (2) 2,835 67,463
106,249
Singapore - 0 .6%
Genting Singapore Ltd. (2) 2,260,600 1,273,584
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 632,965
Singapore Airlines Ltd. (2) 72,000 357,478
United Overseas Bank Ltd. (2) 4,500 122,560
2,386,587
Spain - 2 .5%
Acciona SA (2)(a) 3,079 670,111
ACS Actividades de Construccion y
Servicios SA (2)(a) 5,770 572,761
Aena SME SA (2)(a)(b) 11,953 333,977
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 99,639 2,337,254
INVESTMENTS SHARES VALUE ($)
Spain - 2.5% (continued)
Banco Santander SA (2)(a) 242,187 2,850,661
CaixaBank SA (2)(a) 12,380 151,359
Enagas SA (2)(a) 9,383 145,004
Mapfre SA (2)(a) 59,085 296,500
Repsol SA (2)(a) 119,809 2,235,447
9,593,074
Sweden - 3 .4%
AAK AB (2)(a) 2,166 61,770
Asmodee Group AB, Class B (2)*(a) 3,721 42,684
Axfood AB (2)(a) 1,979 62,315
Boliden AB (2)*(a) 15,604 864,403
Coffee Stain Group AB, Class B *(a) 72,992 183,540
Elekta AB, Class B (2)(a) 28,078 171,715
Embracer Group AB (2)*(a) 72,992 477,928
Essity AB, Class B (2)(a) 28,201 810,817
Evolution AB (2)(a)(b) 13,685 929,233
Getinge AB, Class B (2)(a) 23,715 559,904
H & M Hennes & Mauritz AB, Class
B (2)(a) 9,089 182,179
Sandvik AB (2)(a) 21,743 702,323
Securitas AB, Class B (2)(a) 51,772 823,336
Skanska AB, Class B (2)(a) 28,469 775,733
SKF AB, Class B (2)(a) 48,128 1,273,892
SSAB AB, Class B (2)(a) 138,841 1,039,567
Swedbank AB, Class A (2)(a) 7,237 251,088
Swedish Orphan Biovitrum AB
(2)*(a) 6,400 229,677
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 262,078 2,550,555
Telia Co. AB (2)(a) 53,696 229,495
Trelleborg AB, Class B (2)(a) 11,512 486,630
Volvo AB, Class B (2)(a) 17,830 567,433
13,276,217
Switzerland - 3 .0%
Adecco Group AG (Registered) (2)
(a) 37,321 1,074,845
Avolta AG (2)*(a) 1,716 101,209
BKW AG (2)(a) 2,328 493,794
EMS-Chemie Holding AG
(Registered) (2)(a) 101 69,673
Flughafen Zurich AG (Registered)
(2)(a) 3,321 1,051,310
Geberit AG (Registered) (2)(a) 1,161 901,659
Georg Fischer AG (Registered) (2)
(a) 1,445 96,804
Helvetia Baloise Holding AG (2)(a) 301 79,167
Logitech International SA
(Registered) (2)(a) 5,951 604,134
PSP Swiss Property AG
(Registered) (2)(a) 1,393 252,045
Schindler Holding AG (2)(a) 3,191 1,200,024
SGS SA (Registered) (a) 11,947 1,370,413
Sonova Holding AG (Registered)
(2)(a) 783 202,536
Swiss Life Holding AG (Registered)
(2)(a) 774 891,528
Swiss Prime Site AG (Registered)
(2)(a) 4,379 679,918

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.0% (continued)
Swisscom AG (Registered) (2)(a) 1,333 968,234
TE Connectivity plc (a) 3,683 837,919
Tecan Group AG (Registered) (2)(a) 2,224 357,067
Zurich Insurance Group AG (2)(a) 628 475,209
11,707,488
United Kingdom - 6 .3%
Aberdeen Group plc (2)(a) 106,741 294,494
Associated British Foods plc (2)(a) 8,405 240,075
Aviva plc (2)(a) 45,027 414,020
B&M European Value Retail SA (2)
(a) 127,933 290,012
BAE Systems plc (2)(a) 30,986 713,145
Barclays plc (2)(a) 444,148 2,843,048
Beazley plc (2)(a) 21,566 241,164
Berkeley Group Holdings plc (2)(a) 4 211
BT Group plc (2)(a) 405,287 1,004,075
Centrica plc (2)(a) 362,669 826,907
CK Hutchison Holdings Ltd. (2)(a) 65,500 445,299
Compass Group plc (2)(a) 6,974 220,972
DCC plc (2)(a) 14,658 913,175
easyJet plc (2)(a) 102,347 702,097
Games Workshop Group plc (2)(a) 896 227,947
Howden Joinery Group plc (2)(a) 13,821 154,678
HSBC Holdings plc (2)(a) 29,580 465,469
Imperial Brands plc (2)(a) 19,030 799,073
InterContinental Hotels Group plc
(2)(a) 1,942 272,907
International Consolidated Airlines
Group SA (2)(a) 114,462 635,540
Investec plc (2)(a) 17,873 132,670
J Sainsbury plc (a) 14,400 63,084
JD Sports Fashion plc (2)(a) 490,172 555,604
Kingfisher plc (2)(a) 345,710 1,455,284
Lloyds Banking Group plc (2)(a) 452,105 598,006
Man Group plc (2)(a) 98,561 302,681
Marks & Spencer Group plc (2)(a) 201,395 896,215
NatWest Group plc (2)(a) 154,601 1,356,204
Pearson plc (2)(a) 14,928 211,067
Rightmove plc (2)(a) 36,351 253,974
Rolls-Royce Holdings plc (2)(a) 112,565 1,740,897
Rotork plc (2)(a) 13 57
RS GROUP plc (2)(a) 900 7,546
Schroders plc (2)(a) 60,579 331,153
St James's Place plc (2)(a) 8,850 164,383
Standard Chartered plc (2)(a) 106,101 2,588,910
TechnipFMC plc (a) 14,411 642,154
Tesco plc (2)(a) 48,583 288,915
Travis Perkins plc (2)(a) 3,340 28,523
Vodafone Group plc (2)(a) 1,060,902 1,414,193
24,735,828
United States - 95 .9%
3M Co. (a) 4,862 778,406
A O Smith Corp. (a) 13,479 901,476
Abercrombie & Fitch Co., Class A
*(a) 6,022 757,989
Accenture plc, Class A (a) 5,578 1,496,577
Acerinox SA (2)(a) 28,788 426,124
Acuity, Inc. (a) 3,933 1,416,037
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Adobe, Inc. *(a) 14,093 4,932,408
ADT, Inc. (a) 89,372 721,232
Airbnb, Inc., Class A *(a) 12,894 1,749,974
Albertsons Cos., Inc., Class A (a)(c) 46,640 800,809
Alcoa Corp. (a) 19,616 1,042,394
Align Technology, Inc. *(a) 2,829 441,748
Allison Transmission Holdings, Inc.
(a) 10,859 1,063,096
Allstate Corp. (The) (a) 4,889 1,017,645
Alnylam Pharmaceuticals, Inc. *(a)
(c) 2,617 1,040,650
Altria Group, Inc. (a) 45,677 2,633,736
Amdocs Ltd. (a) 3,800 305,938
Ameren Corp. (a) 1,192 119,033
American Electric Power Co., Inc.
(a) 7,792 898,496
Ameriprise Financial, Inc. (a) 3,205 1,571,540
AMETEK, Inc. (a) 1,758 360,935
Amgen, Inc. (a) 1,555 508,967
Amkor Technology, Inc. (a)(c) 34,642 1,367,666
AP Moller - Maersk A/S, Class B
(2)(a) 470 1,078,439
APA Corp. (a) 8,288 202,724
Applied Industrial Technologies,
Inc. (a) 434 111,438
AppLovin Corp., Class A *(a)(c) 1,011 681,232
Aramark (a) 18,568 684,416
Arch Capital Group Ltd. *(a) 4,848 465,020
Archer-Daniels-Midland Co. (a)(c) 13,050 750,245
Arista Networks, Inc. *(a) 24,931 3,266,708
Arrow Electronics, Inc. *(a) 4,795 528,313
ASGN, Inc. *(a) 4,278 206,071
Associated Banc-Corp. (a)(c) 9,558 246,214
Assurant, Inc. (a) 2,429 585,025
Assured Guaranty Ltd. (a) 1,013 91,038
AT&T, Inc. (a) 69,164 1,718,034
ATI, Inc. *(a) 3,334 382,610
Atlassian Corp., Class A *(a) 18,988 3,078,713
Autodesk, Inc. *(a) 1,575 466,216
AutoNation, Inc. *(a) 3,231 667,137
Avery Dennison Corp. (a)(c) 399 72,570
Avient Corp. (a) 10,150 317,086
Avnet, Inc. (a) 32,559 1,565,437
Axis Capital Holdings Ltd. (a) 4,310 461,558
Bank of New York Mellon Corp.
(The) (a) 15,623 1,813,674
Bank OZK (a)(c) 19,318 889,014
Belden, Inc. (a)(c) 1,302 151,748
Best Buy Co., Inc. (a) 12,212 817,349
Biogen, Inc. *(a) 11,410 2,008,046
Black Hills Corp. (a)(c) 6,992 485,385
BOK Financial Corp. (a) 3,994 473,129
Booking Holdings, Inc. (a) 910 4,873,349
BorgWarner, Inc. (a) 18,113 816,172
Boston Beer Co., Inc. (The), Class
A *(a) 1,891 368,991
Brink's Co. (The) (a) 86 10,039
Bristol-Myers Squibb Co. (a) 50,286 2,712,427
Broadcom, Inc. (a)(c) 178 61,606
Builders FirstSource, Inc. *(a)(c) 3,032 311,962

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Buzzi SpA (2)(a) 16,989 1,027,004
Cabot Corp. (a)(c) 11,655 772,493
CACI International, Inc., Class A
*(a) 1,159 617,527
Cadence Design Systems, Inc. *(a)
(c) 1,531 478,560
Caesars Entertainment, Inc. *(a)(c) 12,230 286,060
Cardinal Health, Inc. (a) 9,041 1,857,926
Carnival Corp. *(a) 18,691 570,823
Casey's General Stores, Inc. (a) 802 443,273
Cencora, Inc. (a) 1,740 587,685
Centene Corp. *(a) 80,079 3,295,250
CF Industries Holdings, Inc. (a) 1,218 94,200
CH Robinson Worldwide, Inc. (a) 1,959 314,929
Charles River Laboratories
International, Inc. *(a)(c) 2,051 409,133
Charter Communications, Inc.,
Class A *(a)(c) 2,212 461,755
Chemed Corp. (a) 1,101 471,074
Chubb Ltd. (a) 2,514 784,670
Ciena Corp. *(a) 7,048 1,648,316
Cigna Group (The) (a) 6,893 1,897,160
Cincinnati Financial Corp. (a) 2,854 466,115
Cintas Corp. (a) 3,636 683,823
Cirrus Logic, Inc. *(a)(c) 14,861 1,761,029
Citizens Financial Group, Inc. (a) 8,879 518,622
Clean Harbors, Inc. *(a) 1,976 463,332
CNA Financial Corp. (a) 10,344 493,823
CNO Financial Group, Inc. (a) 19,783 840,184
Coca-Cola Consolidated, Inc. (a) 6,840 1,048,572
Cognizant Technology Solutions
Corp., Class A (a) 19,685 1,633,855
Colgate-Palmolive Co. (a) 2,122 167,680
Columbia Sportswear Co. (a) 1,244 68,532
Commercial Metals Co. (a) 16,283 1,127,109
Commvault Systems, Inc. *(a)(c) 2,186 274,037
Concentrix Corp. (a)(c) 234 9,730
Consolidated Edison, Inc. (a) 9,618 955,260
Copart, Inc. *(a) 10,600 414,990
Corebridge Financial, Inc. (a) 14,547 438,883
Corpay, Inc. *(a) 914 275,050
Corteva, Inc. (a) 12,910 865,357
Crane NXT Co. (a)(c) 3,412 160,603
Crocs, Inc. *(a)(c) 7,668 655,767
Crown Holdings, Inc. (a)(c) 13,381 1,377,842
Cummins, Inc. (a) 1,725 880,526
Curtiss-Wright Corp. (a) 2,401 1,323,599
CVS Health Corp. (a)(c) 2,247 178,322
Darden Restaurants, Inc. (a) 2,097 385,890
Datadog, Inc., Class A *(a)(c) 936 127,287
Deckers Outdoor Corp. *(a) 27,720 2,873,732
Dell Technologies, Inc., Class C (a) 3,937 495,590
Dexcom, Inc. *(a) 11,818 784,361
Dillard's, Inc., Class A (a) 1,354 820,984
Docusign, Inc., Class A *(a) 7,365 503,766
Dolby Laboratories, Inc., Class A (a) 13,343 856,887
Domino's Pizza, Inc. (a) 3,680 1,533,898
Donaldson Co., Inc. (a) 7,778 689,597
Dover Corp. (a) 1,158 226,088
Doximity, Inc., Class A *(a)(c) 11,497 509,087
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
DraftKings, Inc., Class A *(a) 14,368 495,121
Dropbox, Inc., Class A *(a) 46,650 1,296,870
DXC Technology Co. *(a)(c) 28,124 412,017
Dynatrace, Inc. *(a) 8,235 356,905
Eagle Materials, Inc. (a) 2,728 563,823
East West Bancorp, Inc. (a) 985 110,704
Eastman Chemical Co. (a)(c) 2,605 166,277
eBay, Inc. (a)(c) 13,312 1,159,475
Edison International (a) 13,804 828,516
Elastic NV *(a) 25,830 1,948,615
Element Solutions, Inc. (a)(c) 31,463 786,260
Elevance Health, Inc. (a) 1,437 503,740
EMCOR Group, Inc. (a) 2,810 1,719,130
Encompass Health Corp. (a) 1,022 108,475
EnerSys (a) 3,050 447,588
Entergy Corp. (a)(c) 11,904 1,100,287
Envista Holdings Corp. *(a) 20,796 451,481
EOG Resources, Inc. (a) 628 65,946
EQT Corp. (a)(c) 2,506 134,322
Equitable Holdings, Inc. (a) 14,061 670,007
Esab Corp. (a) 1,275 142,443
Etsy, Inc. *(a) 23,257 1,289,368
Euronet Worldwide, Inc. *(a)(c) 2,791 212,423
Evercore, Inc., Class A (a) 3,975 1,352,494
Everest Group Ltd. (a) 758 257,227
Evergy, Inc. (a)(c) 6,549 474,737
Eversource Energy (a) 6,261 421,553
Exelixis, Inc. *(a) 48,981 2,146,837
Exelon Corp. (a)(c) 13,442 585,937
ExlService Holdings, Inc. *(a) 7,154 303,616
Expand Energy Corp. (a)(c) 567 62,574
Expedia Group, Inc. (a) 15,424 4,369,772
Expeditors International of
Washington, Inc. (a) 1,957 291,613
Exponent, Inc. (a) 689 47,858
F&G Annuities & Life, Inc. 497 15,332
F5, Inc. *(a)(c) 3,628 926,083
Fair Isaac Corp. *(a) 541 914,625
Fastenal Co. (a)(c) 8,188 328,584
Federated Hermes, Inc., Class B
(a)(c) 29,534 1,537,835
FedEx Corp. (a) 2,622 757,391
Ferguson Enterprises, Inc. (a) 843 187,677
Fidelity National Financial, Inc. (a) 8,294 452,769
Fidelity National Information
Services, Inc. (a)(c) 11,955 794,529
First Hawaiian, Inc. (a) 7,305 184,817
FirstCash Holdings, Inc. (a) 3,236 515,754
FirstEnergy Corp. (a) 5,236 234,416
Fiserv, Inc. *(a) 13,638 916,064
Flex Ltd. *(a) 4,629 279,684
Flowers Foods, Inc. (a)(c) 19,777 215,174
Flowserve Corp. (a) 7,010 486,354
Fluor Corp. *(a) 39,740 1,574,896
FNB Corp. (a)(c) 39,313 672,252
Fortinet, Inc. *(a) 10,941 868,825
Fortive Corp. (a)(c) 11,165 616,420
Fortune Brands Innovations, Inc. (a) 7,419 371,098
Fox Corp., Class A (a)(c) 10,689 781,045
Franklin Resources, Inc. (a) 13,097 312,887

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Gap, Inc. (The) (a) 21,174 542,054
Gartner, Inc. *(a) 5,533 1,395,865
Gates Industrial Corp. plc *(a) 27,383 587,913
GCI Liberty, Inc., Class C *(a)(c) 7,420 276,098
GE Aerospace (a) 5,594 1,723,120
GE HealthCare Technologies, Inc.
(a) 4,539 372,289
GE Vernova, Inc. (a) 1,971 1,288,186
Gen Digital, Inc. (a)(c) 13,967 379,763
General Dynamics Corp. (a) 5,438 1,830,757
General Motors Co. (a) 16,874 1,372,194
Genpact Ltd. (a) 4,341 203,072
Gilead Sciences, Inc. (a) 7,153 877,959
Gitlab, Inc., Class A *(a)(c) 14,756 553,793
GLOBALFOUNDRIES, Inc. *(a) 17,430 608,656
Globe Life, Inc. (a) 1,465 204,895
Globus Medical, Inc., Class A *(a)(c) 2,221 193,916
GoDaddy, Inc., Class A *(a) 1,396 173,216
Graco, Inc. (a) 8,915 730,763
Graham Holdings Co., Class B (a) 1,138 1,250,207
Grand Canyon Education, Inc. *(a) 4,665 775,836
Greif, Inc., Class A (a) 3,572 241,824
GSK plc (2)(a) 17,627 432,165
Guidewire Software, Inc. *(a) 325 65,328
H&R Block, Inc. (a) 13,555 590,727
Haemonetics Corp. *(a) 1,978 158,537
Halozyme Therapeutics, Inc. *(a)(c) 6,543 440,344
Hancock Whitney Corp. (a)(c) 1,790 113,987
Hanover Insurance Group, Inc.
(The) (a) 2,704 494,210
Hartford Insurance Group, Inc.
(The) (a) 11,349 1,563,892
Hasbro, Inc. (a) 6,325 518,650
Hayward Holdings, Inc. *(a)(c) 4,207 64,998
HealthEquity, Inc. *(a) 672 61,562
Hexcel Corp. (a)(c) 6,721 496,682
HF Sinclair Corp. (a) 5,312 244,777
Hims & Hers Health, Inc. *(a)(c) 6,954 225,796
Holcim AG (2)(a) 24,962 2,430,059
Hologic, Inc. *(a) 7,747 577,074
Houlihan Lokey, Inc., Class A (a) 2,008 349,774
Howmet Aerospace, Inc. (a) 8,256 1,692,645
HP, Inc. (a) 63,361 1,411,683
HubSpot, Inc. *(a) 5,371 2,155,382
Humana, Inc. (a)(c) 1,059 271,242
Huntington Bancshares, Inc. (a)(c) 34,993 607,129
Huntington Ingalls Industries, Inc.
(a) 3,434 1,167,800
IAC, Inc. *(a)(c) 27,655 1,081,311
IDEXX Laboratories, Inc. *(a)(c) 788 533,106
Illinois Tool Works, Inc. (a) 3,614 890,128
Illumina, Inc. *(a)(c) 13,562 1,778,792
Incyte Corp. *(a) 21,568 2,130,271
Ingredion, Inc. (a) 6,639 732,016
Insulet Corp. *(a)(c) 2,909 826,854
International Bancshares Corp. (a)
(c) 7,421 493,051
Intuit, Inc. (a) 422 279,541
Invesco Ltd. (a) 47,822 1,256,284
IQVIA Holdings, Inc. *(a) 3,902 879,550
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
ITT, Inc. (a) 3,107 539,096
Jabil, Inc. (a)(c) 6,549 1,493,303
Jack Henry & Associates, Inc. (a)(c) 1,193 217,699
Janus Henderson Group plc (a) 23,256 1,106,288
Jazz Pharmaceuticals plc *(a)(c) 6,278 1,067,260
JB Hunt Transport Services, Inc. (a) 4,475 869,672
Jefferies Financial Group, Inc. (a) 6,478 401,442
Johnson Controls International plc
(a)(c) 1,732 207,407
Jones Lang LaSalle, Inc. *(a) 4,154 1,397,696
KB Home (a) 8,289 467,582
Kimberly-Clark Corp. (a)(c) 636 64,166
KLA Corp. (a) 570 692,596
Kraft Heinz Co. (The) (a) 36,489 884,858
Kroger Co. (The) (a) 24,406 1,524,887
Kyndryl Holdings, Inc. *(a)(c) 19,263 511,625
L3Harris Technologies, Inc. (a)(c) 4,297 1,261,470
Lam Research Corp. (a) 11,501 1,968,741
Landstar System, Inc. (a) 4,716 677,689
Lear Corp. (a) 6,847 784,666
Leidos Holdings, Inc. (a) 5,380 970,552
Lennar Corp., Class A (a) 4,440 456,432
Lincoln Electric Holdings, Inc. (a) 1,118 267,918
LivaNova plc *(a) 11,123 684,398
Lockheed Martin Corp. (a) 497 240,384
Loews Corp. (a) 8,217 865,332
Lucid Group, Inc. *(a)(c) 5,470 57,818
Lyft, Inc., Class A *(a) 125,752 2,435,816
M&T Bank Corp. (a)(c) 5,273 1,062,404
Macy's, Inc. (a) 73,410 1,618,691
Manhattan Associates, Inc. *(a) 3,588 621,836
Markel Group, Inc. *(a)(c) 170 365,441
Marzetti Co. (The) (a) 861 141,566
Masco Corp. (a) 9,373 594,811
Mastercard, Inc., Class A (a) 1,642 937,385
Match Group, Inc. (a) 24,553 792,816
Mattel, Inc. *(a) 27,630 548,179
Maximus, Inc. (a)(c) 3,730 321,974
McKesson Corp. (a) 4,819 3,952,977
Medpace Holdings, Inc. *(a)(c) 4,905 2,754,893
Medtronic plc (a) 13,688 1,314,869
Merck & Co., Inc. (a) 21,858 2,300,773
Meta Platforms, Inc., Class A (a) 2,162 1,427,115
MetLife, Inc. (a) 2,969 234,373
Mettler-Toledo International, Inc.
*(a)(c) 593 826,755
MGIC Investment Corp. (a) 6,975 203,810
Micron Technology, Inc. (a) 3,033 865,649
Middleby Corp. (The) *(a) 1,404 208,733
MKS, Inc. (a) 3,509 560,738
Mohawk Industries, Inc. *(a) 5,080 555,244
Molson Coors Beverage Co., Class
B (a) 62,554 2,920,021
Monolithic Power Systems, Inc. (a) 105 95,168
Monster Beverage Corp. *(a)(c) 15,791 1,210,696
MSC Industrial Direct Co., Inc.,
Class A (a) 7,560 635,796
Mueller Industries, Inc. (a) 7,476 858,245
Murphy Oil Corp. (a)(c) 9,874 308,563
Murphy USA, Inc. (a) 2,525 1,018,888

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Natera, Inc. *(a)(c) 4,599 1,053,585
National Fuel Gas Co. (a) 8,824 706,449
NetApp, Inc. (a) 17,310 1,853,728
Neurocrine Biosciences, Inc. *(a) 2,944 417,548
New York Times Co. (The), Class
A (a) 26,214 1,819,776
NewMarket Corp. (a) 285 195,869
Newmont Corp. (a) 7,090 707,937
Nexstar Media Group, Inc., Class
A (a) 3,577 726,310
Nextpower, Inc., Class A *(a) 1,519 132,320
Northern Trust Corp. (a) 6,434 878,820
NOV, Inc. (a) 64,230 1,003,915
Novartis AG (Registered) (2)(a) 12,911 1,779,084
Nutanix, Inc., Class A *(a) 51,971 2,686,381
NVIDIA Corp. (a) 13,764 2,566,986
OGE Energy Corp. (a) 2,141 91,421
Old National Bancorp (a)(c) 8,992 200,612
Old Republic International Corp. (a) 20,736 946,391
Omnicom Group, Inc. (a) 5,530 446,548
Onto Innovation, Inc. *(a) 2,389 377,128
Oshkosh Corp. (a)(c) 9,335 1,172,756
Owens Corning (a) 4,563 510,645
Packaging Corp. of America (a) 1,964 405,036
Palo Alto Networks, Inc. *(a)(c) 5,284 973,313
PayPal Holdings, Inc. (a) 10,077 588,295
Pegasystems, Inc. (a) 20,958 1,251,612
Penske Automotive Group, Inc. (a)
(c) 3,555 562,721
Pentair plc (a) 3,645 379,590
PepsiCo, Inc. (a) 4,617 662,632
Pfizer, Inc. (a) 59,021 1,469,623
PG&E Corp. (a) 40,679 653,712
Philip Morris International, Inc. (a) 7,242 1,161,617
Phillips 66 (a) 2,492 321,568
Pilgrim's Pride Corp. (a) 14,145 551,514
Pinnacle Financial Partners, Inc. (a) 7,776 741,908
Pinnacle West Capital Corp. (a) 5,432 481,818
Pinterest, Inc., Class A *(a)(c) 12,169 315,055
PNC Financial Services Group, Inc.
(The) (a) 5,525 1,153,233
Polaris, Inc. (a) 6,467 409,038
Popular, Inc. (a) 10,439 1,299,864
Portland General Electric Co. (a) 21,270 1,020,747
Post Holdings, Inc. *(a)(c) 905 89,640
PPG Industries, Inc. (a)(c) 6,070 621,932
Procter & Gamble Co. (The) (a) 2,803 401,698
Prosperity Bancshares, Inc. (a) 1,544 106,706
PulteGroup, Inc. (a) 7,800 914,628
Pure Storage, Inc., Class A *(a)(c) 8,459 566,838
PVH Corp. (a) 12,250 820,995
QIAGEN NV (2)(a) 1,796 81,677
QUALCOMM, Inc. (a) 6,108 1,044,773
Qualys, Inc. *(a) 9,855 1,309,730
Ralliant Corp. (a) 1,854 94,387
Ralph Lauren Corp., Class A (a) 2,706 956,869
Rambus, Inc. *(a) 8,431 774,725
Raymond James Financial, Inc. (a) 8,142 1,307,524
Regal Rexnord Corp. (a) 1,706 239,386
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Regeneron Pharmaceuticals, Inc.
(a) 2,338 1,804,632
Regions Financial Corp. (a) 38,767 1,050,586
Reinsurance Group of America,
Inc. (a) 3,820 777,217
Reliance, Inc. (a) 2,207 637,536
RenaissanceRe Holdings Ltd. (a) 747 210,027
ResMed, Inc. (a)(c) 2,939 707,917
Reynolds Consumer Products, Inc.
(a) 7,940 181,985
RingCentral, Inc., Class A *(a)(c) 31,424 907,525
Rivian Automotive, Inc., Class A
*(a)(c) 60,501 1,192,475
Robinhood Markets, Inc., Class A
*(a)(c) 558 63,110
ROBLOX Corp., Class A *(a)(c) 11,443 927,226
Roche Holding AG (2)(a) 2,663 1,099,740
Roku, Inc., Class A *(a) 8,555 928,132
Roper Technologies, Inc. (a) 689 306,695
Royal Gold, Inc. (a) 4,704 1,045,652
Royalty Pharma plc, Class A (a) 14,017 541,617
RPM International, Inc. (a) 1,169 121,576
Rubrik, Inc., Class A *(a) 1,917 146,612
Ryder System, Inc. (a) 4,677 895,131
Salesforce, Inc. (a) 1,600 423,856
Sandisk Corp. *(a) 2,455 582,768
Sanofi SA (2)(a) 16,042 1,552,147
Sarepta Therapeutics, Inc. *(a)(c) 16,236 349,399
Schneider National, Inc., Class B
(a) 33,778 896,130
Science Applications International
Corp. (a) 798 80,327
Seagate Technology Holdings plc
(a) 1,002 275,941
SEI Investments Co. (a) 15,279 1,253,184
Selective Insurance Group, Inc. (a) 2,801 234,360
Sensata Technologies Holding plc
(a)(c) 16,420 546,622
Shell plc (2)(a) 36,386 1,340,906
Signify NV (2)(a)(b) 36,017 885,712
Skyworks Solutions, Inc. (a) 12,466 790,469
Smurfit WestRock plc (a)(c) 37,338 1,443,860
Snap, Inc., Class A *(a)(c) 58,930 475,565
Snap-on, Inc. (a) 1,873 645,436
Snowflake, Inc., Class A *(a) 5,860 1,285,450
Solventum Corp. *(a) 9,153 725,284
Spire, Inc. (a)(c) 4,375 361,813
Sprouts Farmers Market, Inc. *(a)(c) 3,582 285,378
SS&C Technologies Holdings, Inc.
(a) 5,091 445,055
Stanley Black & Decker, Inc. (a)(c) 1,426 105,923
State Street Corp. (a) 6,662 859,465
Steel Dynamics, Inc. (a) 5,396 914,352
STERIS plc (a) 2,494 632,279
Sterling Infrastructure, Inc. *(a)(c) 214 65,533
Stifel Financial Corp. (a) 9,301 1,164,671
Swiss Re AG (2)(a) 2,450 408,145
Synchrony Financial (a) 28,513 2,378,840
T. Rowe Price Group, Inc. (a) 15,083 1,544,198
Tapestry, Inc. (a) 9,819 1,254,574

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Target Corp. (a) 6,604 645,541
Taylor Morrison Home Corp., Class
A *(a) 10,519 619,254
TD SYNNEX Corp. (a) 7,121 1,069,788
Tenaris SA (2)(a) 34,264 661,153
Tenet Healthcare Corp. *(a) 5,326 1,058,383
Teradata Corp. *(a)(c) 32,401 986,286
Teradyne, Inc. (a) 1,698 328,665
Terex Corp. (a)(c) 9,680 516,718
Tetra Tech, Inc. (a) 1,997 66,979
Texas Roadhouse, Inc., Class A (a) 4,320 717,120
Textron, Inc. (a) 23,272 2,028,620
Thor Industries, Inc. (a) 2,530 259,755
Timken Co. (The) (a)(c) 7,047 592,864
Toll Brothers, Inc. (a) 5,094 688,811
Travel + Leisure Co. (a) 15,762 1,111,694
Travelers Cos., Inc. (The) (a) 3,820 1,108,029
Trimble, Inc. *(a) 3,229 252,992
Tyson Foods, Inc., Class A (a) 17,724 1,038,981
Uber Technologies, Inc. *(a)(c) 9,483 774,856
Ubiquiti, Inc. (a)(c) 1,250 691,688
UFP Industries, Inc. (a) 10,947 996,724
UGI Corp. (a)(c) 12,265 459,079
UiPath, Inc., Class A *(a)(c) 97,955 1,605,482
United Airlines Holdings, Inc. *(a) 9,384 1,049,319
United Bankshares, Inc. (a)(c) 13,195 506,688
United Therapeutics Corp. *(a) 4,188 2,040,603
Universal Health Services, Inc.,
Class B (a) 3,325 724,917
Unum Group (a) 11,990 929,225
US Bancorp (a) 13,748 733,593
US Foods Holding Corp. *(a)(c) 8,912 671,252
Valero Energy Corp. (a) 4,365 710,578
Valley National Bancorp (a) 62,420 729,066
Valmont Industries, Inc. (a) 1,113 447,782
Veeva Systems, Inc., Class A *(a) 17,291 3,859,869
Veralto Corp. (a) 4,975 496,406
VeriSign, Inc. (a) 7,167 1,741,223
Verisk Analytics, Inc., Class A (a) 1,550 346,720
Verizon Communications, Inc. (a) 35,277 1,436,832
Vertiv Holdings Co., Class A (a) 384 62,212
Viatris, Inc. (a) 113,567 1,413,909
Vontier Corp. (a)(c) 4,068 151,248
Voya Financial, Inc. (a) 8,182 609,477
W R Berkley Corp. (a)(c) 2,113 148,164
Walmart, Inc. (a) 12,519 1,394,742
Walt Disney Co. (The) (a) 6,682 760,211
Warner Bros Discovery, Inc. *(a) 33,990 979,592
Watts Water Technologies, Inc.,
Class A (a) 2,314 638,710
Wayfair, Inc., Class A *(a)(c) 27,088 2,719,906
Webster Financial Corp. (a)(c) 8,591 540,718
WESCO International, Inc. (a)(c) 2,812 687,928
Western Digital Corp. (a)(c) 12,997 2,238,993
Western Union Co. (The) (a)(c) 34,037 316,884
Westinghouse Air Brake
Technologies Corp. (a) 1,734 370,122
Williams-Sonoma, Inc. (a) 5,008 894,379
Woodward, Inc. (a) 2,719 822,008
YETI Holdings, Inc. *(a)(c) 19,763 872,932
INVESTMENTS SHARES VALUE ($)
United States - 95.9% (continued)
Yum! Brands, Inc. (a) 2,497 377,746
Zebra Technologies Corp., Class A
*(a)(c) 1,811 439,747
Zimmer Biomet Holdings, Inc. (a) 7,257 652,549
Zions Bancorp NA (a) 16,591 971,237
Zoom Communications, Inc., Class
A *(a) 32,174 2,776,294
Zscaler, Inc. *(a)(c) 4,058 912,725
374,098,719
TOTAL COMMON STOCKS
(Cost $448,460,235) 645,707,955
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $75,301) 1,236 100,839
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)*
(Cost $1) 1 –
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 72.0%
INVESTMENT COMPANIES - 57 .9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 9,639,003 9,639,003
Limited Purpose Cash Investment
Fund, 3.78% (d) 216,547,014 216,547,014
TOTAL INVESTMENT COMPANIES
(Cost $226,161,114) 226,186,017
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 14 .1%
U.S. Treasury Bills
4.03%, 2/5/2026 (2)(f) $ 7,000,000 6,976,588
4.04%, 2/12/2026 (2)(f)(g) 9,142,000 9,104,630
4.03%, 2/19/2026 (2)(f) 1,042,000 1,037,049
3.99%, 2/26/2026 (2)(f) 1,593,000 1,584,266
3.80%, 3/12/2026 (2)(f) 3,794,000 3,768,211
3.78%, 3/26/2026 (2)(f) 5,182,000 5,139,977
3.79%, 4/2/2026 (2)(f) 127,000 125,872
3.76%, 4/16/2026 (2)(f) 1,443,000 1,428,309
3.77%, 5/7/2026 (2)(f) 5,088,000 5,025,579
3.76%, 5/14/2026 (2)(f) 186,000 183,616

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 14.1% (continued)
3.78%, 5/21/2026 (2)(f) $ 790,000 779,314
3.70%, 6/4/2026 (2)(f) 1,647,000 1,622,615
3.65%, 6/11/2026 (2)(f)(g) 13,135,000 12,931,807
3.56%, 7/2/2026 (2)(f) 5,399,000 5,303,851
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,983,722) 55,011,684
TOTAL SHORT-TERM INVESTMENTS
(Cost $281,144,836) 281,197,701
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 45,180,300
Expiration Date: 6/18/2026 (2) 66 1,040,466
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 65,691,444 271,612
TOTAL PURCHASED OPTIONS
(Cost $1,464,426) 1,312,078
TOTAL LONG POSITIONS
(Cost $731,144,799) 928,318,573
SHARES
SHORT POSITIONS - (160.4)%
COMMON STOCKS - (159.9)%
Australia - ( 6 .1 ) %
ALS Ltd. (2) (4,772) (69,908)
Ampol Ltd. (2) (4,654) (98,913)
APA Group (2) (179,082) (1,070,053)
CAR Group Ltd. (2) (24,598) (503,798)
Cleanaway Waste Management
Ltd. (2) (30,863) (53,209)
Cochlear Ltd. (2) (4,854) (842,748)
Coles Group Ltd. (2) (10,423) (148,979)
Commonwealth Bank of Australia
(2) (24,048) (2,566,862)
CSL Ltd. (2) (12,304) (1,415,963)
Endeavour Group Ltd. (2) (167,667) (408,795)
Glencore plc (2) (122,090) (667,425)
IDP Education Ltd. (2) (75,576) (290,420)
IGO Ltd. (2) (40,857) (222,664)
Insurance Australia Group Ltd. (2) (114,722) (608,854)
Lynas Rare Earths Ltd. (2) (120,834) (991,012)
Macquarie Group Ltd. (2) (10,335) (1,396,570)
Mineral Resources Ltd. (2) (27,902) (1,007,207)
INVESTMENTS SHARES VALUE ($)
Australia - (6.1)% (continued)
NEXTDC Ltd. (2) (152,849) (1,272,617)
PLS Group Ltd. (2) (31,853) (89,231)
Qantas Airways Ltd. (2) (101,652) (702,282)
Ramsay Health Care Ltd. (2) (35,782) (818,174)
Rio Tinto plc (2) (33,468) (2,695,883)
SGH Ltd. (2) (13,862) (427,838)
Sonic Healthcare Ltd. (2) (47,705) (718,293)
South32 Ltd. (2) (108,967) (257,936)
Telix Pharmaceuticals Ltd. (2) (85,136) (636,429)
Transurban Group (2) (43,218) (408,998)
Treasury Wine Estates Ltd. (2) (120,451) (420,301)
Whitehaven Coal Ltd. (2) (185,517) (954,949)
WiseTech Global Ltd. (2) (14,580) (662,873)
Woodside Energy Group Ltd. (2) (43,759) (682,317)
Woolworths Group Ltd. (2) (33,131) (648,208)
(23,759,709)
Belgium - ( 0 .3 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (378,539)
D'ieteren Group (2) (2,092) (376,814)
Elia Group SA/NV (2) (1,561) (200,874)
Lotus Bakeries NV (2) (19) (174,888)
(1,131,115)
Brazil - ( 0 .1 ) %
MercadoLibre, Inc. (129) (259,840)
Canada - ( 7 .2 ) %
Alimentation Couche-Tard, Inc. (7,235) (395,130)
BCE, Inc. (35,277) (841,477)
Brookfield Asset Management Ltd.,
Class A (12,402) (649,669)
Brookfield Corp., Class A (73,085) (3,355,665)
Brookfield Infrastructure Corp.,
Class A (4,555) (206,784)
CAE, Inc. (2,774) (84,359)
Canadian National Railway Co. (7,418) (733,666)
Canadian Natural Resources Ltd. (5,757) (194,997)
Canadian Pacific Kansas City Ltd. (15,054) (1,108,307)
Canadian Utilities Ltd., Class A (11,997) (373,489)
Celestica, Inc. (217) (64,190)
Colliers International Group, Inc. (1,639) (240,903)
Constellation Software, Inc. (753) (1,811,194)
Descartes Systems Group, Inc.
(The) (1,983) (173,963)
Dollarama, Inc. (6,284) (939,201)
Element Fleet Management Corp. (6,160) (161,792)
Enbridge, Inc. (61,941) (2,964,034)
FirstService Corp. (1,444) (224,561)
Gildan Activewear, Inc. (6,492) (405,777)
Intact Financial Corp. (1,488) (309,764)
Keyera Corp. (41,002) (1,314,406)
Lumine Group, Inc. (h) (225) (4,449)
Metro, Inc., Class A (9,340) (672,251)
National Bank of Canada (28,006) (3,521,997)
Nutrien Ltd. (4,000) (246,898)
Pembina Pipeline Corp. (34,970) (1,332,251)
PrairieSky Royalty Ltd. (8,421) (165,837)
RB Global, Inc. (11,599) (1,194,168)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (7.2)% (continued)
Restaurant Brands International,
Inc. (6,375) (435,017)
Rogers Communications, Inc.,
Class B (29,421) (1,110,562)
Royal Bank of Canada (450) (76,715)
Shopify, Inc., Class A (6,527) (1,050,939)
TC Energy Corp. (11,094) (610,895)
Thomson Reuters Corp. (2,738) (361,323)
WSP Global, Inc. (3,847) (696,555)
(28,033,185)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (38,543) (438,349)
Denmark - ( 2 .0 ) %
Ambu A/S, Class B (2) (12,036) (165,852)
Carlsberg A/S, Class B (2) (1,436) (187,949)
Coloplast A/S, Class B (2) (3,827) (328,109)
Demant A/S (2) (5,020) (169,146)
DSV A/S (2) (10,628) (2,676,730)
GN Store Nord A/S (2) (12,715) (211,335)
Novo Nordisk A/S, Class B (2) (48,527) (2,461,216)
Novonesis Novozymes, Class B (2) (14,397) (921,128)
Orsted A/S (2)(b) (3,611) (68,932)
Tryg A/S (2) (5,959) (155,836)
Vestas Wind Systems A/S (2) (14,684) (397,161)
(7,743,394)
Finland - ( 0 .6 ) %
Neste OYJ (2) (33,613) (760,431)
Nordea Bank Abp (2) (3,857) (72,567)
Sampo OYJ, Class A (2) (11,295) (136,656)
Stora Enso OYJ, Class R (2) (40,706) (508,241)
UPM-Kymmene OYJ (2) (34,916) (1,009,401)
(2,487,296)
France - ( 5 .4 ) %
Accor SA (2) (14,760) (832,116)
Aeroports de Paris SA (2) (1,059) (138,195)
Air France-KLM (2) (11,932) (161,260)
Air Liquide SA (2) (5,147) (967,399)
Airbus SE (2) (3,144) (730,112)
Alstom SA (2) (27,243) (803,721)
AXA SA (2) (20,402) (978,909)
BioMerieux (2) (1,104) (142,852)
Capgemini SE (2) (935) (155,255)
Cie Generale des Etablissements
Michelin SCA (2) (34,081) (1,129,655)
Danone SA (2) (2,046) (184,547)
Dassault Systemes SE (2) (22,731) (635,064)
Edenred SE (2) (14,756) (326,196)
EssilorLuxottica SA (2) (6,974) (2,205,165)
FDJ UNITED (2) (2,426) (67,154)
Getlink SE (2) (10,654) (196,663)
Hermes International SCA (2) (584) (1,449,985)
Kering SA (2) (2,457) (858,569)
Legrand SA (2) (5,529) (821,956)
L'Oreal SA (2) (2,784) (1,195,216)
LVMH Moet Hennessy Louis Vuitton
SE (2) (1,423) (1,072,566)
Pernod Ricard SA (2) (21,717) (1,859,547)
INVESTMENTS SHARES VALUE ($)
France - (5.4)% (continued)
Publicis Groupe SA (2) (4,843) (502,935)
Remy Cointreau SA (2) (4,412) (189,003)
Renault SA (2) (26,463) (1,095,364)
Safran SA (2) (631) (219,788)
Sartorius Stedim Biotech (2) (3,068) (753,567)
SCOR SE (2) (5,202) (175,113)
SOITEC (2) (3,081) (83,248)
SPIE SA (2) (10,499) (605,282)
Teleperformance SE (2) (1,003) (72,587)
Thales SA (2) (1,639) (442,146)
Valeo SE (2) (8,672) (117,687)
(21,168,822)
Germany - ( 4 .8 ) %
adidas AG (2) (2,354) (465,824)
BASF SE (2) (28,954) (1,523,519)
Bayer AG (Registered) (2) (15,086) (654,367)
Beiersdorf AG (2) (822) (90,270)
Carl Zeiss Meditec AG (2) (3,280) (152,438)
Daimler Truck Holding AG (2) (12,279) (531,835)
Deutsche Telekom AG (Registered)
(2) (32,693) (1,064,192)
Infineon Technologies AG (2) (38,989) (1,701,128)
K+S AG (Registered) (2) (5,015) (73,005)
LEG Immobilien SE (2) (3,485) (254,182)
Mercedes-Benz Group AG (2) (3,117) (216,077)
Merck KGaA (2) (3,703) (528,504)
MTU Aero Engines AG (2) (2,115) (876,727)
Nemetschek SE (2) (4,709) (509,468)
Puma SE (2) (5,342) (138,642)
Rational AG (2) (167) (128,939)
Rheinmetall AG (2) (1,196) (2,181,975)
SAP SE (2) (8,173) (1,985,782)
Scout24 SE (2)(b) (2,066) (207,509)
Siemens AG (Registered) (2) (9,741) (2,728,225)
Siemens Healthineers AG (2)(b) (24,608) (1,289,893)
Symrise AG, Class A (2) (5,998) (485,967)
TeamViewer SE (2)(b) (18,913) (133,158)
Vonovia SE (2) (18,607) (535,498)
Wacker Chemie AG (2) (1,984) (160,244)
Zalando SE (2)(b) (2,516) (74,240)
(18,691,608)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (41,659) (640,844)
Italy - ( 3 .2 ) %
Amplifon SpA (2) (6,675) (107,016)
Banca Monte dei Paschi di Siena
SpA (2) (7,486) (79,705)
Brunello Cucinelli SpA (2) (3,881) (445,142)
DiaSorin SpA (2) (3,819) (306,503)
Enel SpA (2) (298,608) (3,104,727)
ERG SpA (2) (13,453) (346,144)
Ferrari NV (2) (8,591) (3,192,538)
Fincantieri SpA (2) (6,686) (129,918)
FinecoBank Banca Fineco SpA (2) (86,239) (2,234,414)
Infrastrutture Wireless Italiane SpA
(2)(b) (46,622) (431,449)
Interpump Group SpA (2) (5,281) (287,270)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.2)% (continued)
Moncler SpA (2) (5,199) (332,321)
Nexi SpA (2)(b) (52,184) (257,210)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,259) (71,472)
Snam SpA (2) (133,568) (887,542)
Terna - Rete Elettrica Nazionale (2) (23,299) (247,871)
(12,461,242)
Japan - ( 18 .7 ) %
Aisin Corp. (2) (3,900) (73,071)
Ajinomoto Co., Inc. (2) (27,800) (587,692)
Allegro MicroSystems, Inc. (30,198) (796,623)
Asahi Intecc Co. Ltd. (2) (9,900) (185,580)
BayCurrent, Inc. (2) (1,800) (74,635)
Bridgestone Corp. (2) (5,800) (130,496)
Canon, Inc. (2) (2,400) (71,013)
Capcom Co. Ltd. (2) (10,900) (253,197)
Chiba Bank Ltd. (The) (2) (75,600) (843,721)
Concordia Financial Group Ltd. (2) (49,500) (409,217)
Daiichi Sankyo Co. Ltd. (2) (11,600) (246,321)
Daikin Industries Ltd. (2) (5,600) (716,194)
Denso Corp. (2) (57,900) (799,722)
Dentsu Group, Inc. (2) (15,500) (328,961)
Disco Corp. (2) (5,400) (1,645,176)
East Japan Railway Co. (2) (42,900) (1,130,710)
Eisai Co. Ltd. (2) (26,000) (771,962)
FANUC Corp. (2) (4,900) (190,687)
Fast Retailing Co. Ltd. (2) (2,100) (761,435)
FUJIFILM Holdings Corp. (2) (24,700) (524,095)
Fujikura Ltd. (2) (7,500) (831,716)
Hankyu Hanshin Holdings, Inc. (2) (13,300) (334,505)
Hikari Tsushin, Inc. (2) (1,300) (364,259)
Hoshizaki Corp. (2) (10,100) (336,421)
Hulic Co. Ltd. (2) (38,500) (421,235)
Ibiden Co. Ltd. (2) (11,000) (475,111)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (233,854)
Isuzu Motors Ltd. (2) (4,500) (70,232)
Kawasaki Heavy Industries Ltd. (2) (10,100) (669,797)
KDDI Corp. (2) (140,500) (2,431,731)
Keisei Electric Railway Co. Ltd. (2) (87,700) (719,941)
Kikkoman Corp. (2) (43,300) (393,190)
Kobe Bussan Co. Ltd. (2) (21,900) (527,148)
Kubota Corp. (2) (59,400) (841,738)
Kyoto Financial Group, Inc. (2) (20,300) (444,592)
Kyowa Kirin Co. Ltd. (2) (17,000) (273,610)
Lasertec Corp. (2) (2,000) (381,085)
LY Corp. (2) (114,200) (303,880)
M3, Inc. (2) (63,100) (848,873)
MEIJI Holdings Co. Ltd. (2) (25,700) (571,192)
Mitsubishi Corp. (2) (80,700) (1,845,826)
Mitsubishi Estate Co. Ltd. (2) (71,000) (1,724,954)
Mitsubishi Heavy Industries Ltd. (2) (99,900) (2,438,802)
Mitsubishi UFJ Financial Group,
Inc. (2) (134,200) (2,129,897)
Mitsui Kinzoku Co. Ltd. (2) (700) (78,951)
Mitsui OSK Lines Ltd. (2) (49,100) (1,476,162)
Mizuho Financial Group, Inc. (2) (32,200) (1,175,125)
MonotaRO Co. Ltd. (2) (49,300) (785,014)
Nintendo Co. Ltd. (2) (28,000) (1,890,408)
Nippon Paint Holdings Co. Ltd. (2) (134,100) (897,898)
INVESTMENTS SHARES VALUE ($)
Japan - (18.7)% (continued)
Nippon Sanso Holdings Corp. (2) (10,300) (307,703)
Nissan Chemical Corp. (2) (19,100) (656,330)
Nissan Motor Co. Ltd. (2) (458,000) (1,138,097)
Nissin Foods Holdings Co. Ltd. (2) (18,900) (351,317)
Niterra Co. Ltd. (2) (15,700) (691,715)
Nitori Holdings Co. Ltd. (2) (47,500) (829,072)
Nomura Research Institute Ltd. (2) (13,100) (498,516)
NTT, Inc. (2) (801,700) (809,309)
Olympus Corp. (2) (54,200) (687,216)
Omron Corp. (2) (26,700) (675,507)
Oracle Corp. Japan (2) (6,100) (512,699)
Oriental Land Co. Ltd. (2) (72,600) (1,343,099)
ORIX Corp. (2) (41,700) (1,219,612)
Pan Pacific International Holdings
Corp. (2) (72,500) (431,876)
Rakuten Bank Ltd. (2) (5,800) (256,064)
Rakuten Group, Inc. (2) (50,800) (325,525)
Resona Holdings, Inc. (2) (107,500) (1,023,155)
Resonac Holdings Corp. (2) (13,000) (542,041)
Seibu Holdings, Inc. (2) (4,800) (131,888)
Sekisui House Ltd. (2) (58,100) (1,296,400)
Seven & i Holdings Co. Ltd. (2) (12,000) (172,404)
SG Holdings Co. Ltd. (45,900) (420,057)
Shimadzu Corp. (2) (7,200) (191,676)
Shimano, Inc. (2) (3,100) (324,170)
Shiseido Co. Ltd. (2) (39,400) (573,385)
Shizuoka Financial Group, Inc. (2) (69,000) (1,071,344)
SMC Corp. (2) (2,700) (934,202)
SoftBank Corp. (2) (716,400) (983,587)
SoftBank Group Corp. (2) (44,400) (1,245,568)
Sony Financial Group, Inc. (36,200) (38,363)
Sumitomo Electric Industries Ltd.
(2) (14,700) (592,076)
Sumitomo Forestry Co. Ltd. (2) (72,800) (741,041)
Sumitomo Metal Mining Co. Ltd. (2) (16,300) (652,710)
Sumitomo Mitsui Financial Group,
Inc. (2) (86,500) (2,781,961)
Sumitomo Realty & Development
Co. Ltd. (2) (74,000) (1,857,840)
Suzuki Motor Corp. (2) (35,800) (535,406)
Sysmex Corp. (2) (13,800) (135,519)
T&D Holdings, Inc. (2) (16,600) (383,180)
Takeda Pharmaceutical Co. Ltd. (2) (13,600) (422,488)
Terumo Corp. (2) (12,500) (181,690)
Tokio Marine Holdings, Inc. (2) (23,800) (879,793)
Tokyu Corp. (2) (42,600) (497,846)
TOTO Ltd. (2) (4,500) (124,337)
Toyota Industries Corp. (2) (15,700) (1,779,855)
Toyota Motor Corp. (2) (94,100) (2,020,995)
Trend Micro, Inc. (2) (5,100) (211,815)
Unicharm Corp. (92,200) (526,807)
USS Co. Ltd. (2) (14,500) (158,668)
West Japan Railway Co. (2) (15,300) (304,855)
Yakult Honsha Co. Ltd. (2) (15,800) (246,946)
Yamaha Corp. (2) (6,300) (43,938)
Yamaha Motor Co. Ltd. (2) (76,800) (569,571)
Yamato Holdings Co. Ltd. (2) (20,700) (291,447)
Yaskawa Electric Corp. (2) (31,300) (951,563)
(73,031,899)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - ( 1 .0 ) %
Adyen NV (2)(b) (605) (975,607)
Akzo Nobel NV (2) (670) (46,619)
BE Semiconductor Industries NV
(2) (2,043) (319,395)
Heineken NV (2) (7,862) (648,669)
IMCD NV (2) (2,740) (248,689)
Koninklijke Vopak NV (2) (1,533) (68,310)
Magnum Ice Cream Co. NV (The) (2,037) (32,332)
NXP Semiconductors NV (2,196) (476,664)
SBM Offshore NV (2) (5,899) (169,727)
Universal Music Group NV (2) (7,891) (205,717)
Wolters Kluwer NV (2) (7,036) (728,764)
(3,920,493)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (37,997) (1,058,626)
Gjensidige Forsikring ASA (2) (2,452) (73,286)
Mowi ASA (2) (8,628) (207,546)
Salmar ASA (2) (627) (38,321)
Storebrand ASA (2) (6,913) (118,148)
TOMRA Systems ASA (2) (29,407) (394,142)
Vend Marketplaces ASA (5,204) (144,556)
(2,034,625)
Poland - ( 0 .1 ) %
InPost SA (2) (23,975) (294,622)
Portugal - ( 0 .0 ) % †
EDP SA (2) (23,143) (106,592)
Singapore - ( 1 .2 ) %
CapitaLand Investment Ltd. (2) (173,500) (365,136)
DBS Group Holdings Ltd. (2) (3,500) (153,316)
Grab Holdings Ltd., Class A (13,058) (65,159)
Keppel Ltd. (2) (8,800) (70,749)
Sea Ltd., ADR (9,262) (1,181,553)
Sembcorp Industries Ltd. (2) (145,200) (678,754)
Singapore Technologies
Engineering Ltd. (2) (29,200) (190,796)
Singapore Telecommunications
Ltd. (2) (366,700) (1,297,385)
STMicroelectronics NV (2) (29,845) (780,003)
(4,782,851)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (10,474) (433,231)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(b) (15,885) (418,728)
Spain - ( 2 .1 ) %
Amadeus IT Group SA (2) (4,707) (348,370)
Bankinter SA (2) (30,398) (503,853)
Cellnex Telecom SA (2)(b) (57,513) (1,852,014)
Endesa SA (14,167) (509,961)
Fluidra SA (2) (17,179) (465,414)
Grifols SA (2) (19,676) (245,944)
Iberdrola SA (2) (151,247) (3,275,011)
Indra Sistemas SA (2) (12,465) (708,577)
Redeia Corp. SA (2) (21,152) (377,072)
INVESTMENTS SHARES VALUE ($)
Spain - (2.1)% (continued)
Telefonica SA (2) (16,161) (66,340)
(8,352,556)
Sweden - ( 3 .5 ) %
AddTech AB, Class B (2) (14,496) (510,529)
Alfa Laval AB (2) (15,860) (795,242)
Assa Abloy AB, Class B (2) (46,530) (1,797,494)
Atlas Copco AB, Class A (2) (70,407) (1,253,426)
Autoliv, Inc. (1,656) (196,567)
Beijer Ref AB, Class B (2) (17,016) (273,070)
Castellum AB (2) (9,108) (104,945)
Electrolux AB, Class B (2) (20,410) (140,071)
Epiroc AB, Class A (2) (10,240) (230,829)
EQT AB (2) (50,358) (1,967,287)
Fastighets AB Balder, Class B (2) (19,616) (144,792)
Hexagon AB, Class B (2) (72,865) (858,255)
Holmen AB, Class B (2) (6,914) (265,211)
Husqvarna AB, Class B (2) (10,134) (50,802)
Indutrade AB (2) (8,138) (210,943)
Lifco AB, Class B (2) (8,096) (306,828)
Nibe Industrier AB, Class B (2) (235,834) (901,448)
Nordnet AB publ (2) (691) (20,156)
Sagax AB, Class B (2) (18,136) (387,892)
Skandinaviska Enskilda Banken AB,
Class A (2) (44,277) (933,523)
Svenska Cellulosa AB SCA, Class
B (2) (78,300) (1,038,402)
Svenska Handelsbanken AB, Class
A (2) (93,942) (1,360,989)
(13,748,701)
Switzerland - ( 4 .3 ) %
ABB Ltd. (Registered) (2) (7,712) (568,510)
Bachem Holding AG, Class B (2) (8,052) (603,151)
Banque Cantonale Vaudoise
(Registered) (2) (4,290) (542,341)
Barry Callebaut AG (Registered) (2) (874) (1,428,913)
Belimo Holding AG (Registered) (2) (507) (495,371)
Chocoladefabriken Lindt &
Spruengli AG (2) (39) (569,863)
Cie Financiere Richemont SA
(Registered) (2) (319) (68,793)
Clariant AG (Registered) (2) (31,155) (278,693)
DSM-Firmenich AG (2) (6,179) (498,459)
Galenica AG (b) (1,992) (245,699)
Givaudan SA (Registered) (2) (85) (336,281)
Julius Baer Group Ltd. (2) (10,955) (855,923)
Kuehne + Nagel International AG
(Registered) (2) (1,714) (367,576)
Lonza Group AG (Registered) (2) (465) (313,512)
Partners Group Holding AG (2) (1,242) (1,523,911)
SIG Group AG (2) (55,917) (797,596)
Sika AG (Registered) (2) (3,120) (633,440)
Straumann Holding AG (Registered)
(2) (10,996) (1,284,376)
Swatch Group AG (The) (2) (3,391) (712,978)
Swissquote Group Holding SA
(Registered) (2) (465) (282,318)
Temenos AG (Registered) (2) (2,551) (253,702)
UBS Group AG (Registered) (2) (52,950) (2,444,945)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.3)% (continued)
VAT Group AG (2)(b) (2,442) (1,172,404)
Ypsomed Holding AG (Registered)
(2) (1,025) (421,692)
(16,700,447)
Thailand - ( 0 .3 ) %
Fabrinet (2,406) (1,095,404)
United Kingdom - ( 5 .1 ) %
Admiral Group plc (2) (10,885) (465,637)
Ashtead Group plc (2) (9,300) (634,067)
Babcock International Group plc (2) (4,692) (78,191)
Bellway plc (2) (5,953) (219,199)
Bunzl plc (2) (10,371) (289,600)
Burberry Group plc (2) (5,629) (95,716)
Convatec Group plc (2)(b) (22,183) (72,426)
Croda International plc (2) (26,876) (975,004)
Diageo plc (2) (133,276) (2,871,819)
Diploma plc (2) (6,588) (468,724)
Entain plc (2) (4,671) (48,014)
Hiscox Ltd. (2) (10,959) (209,545)
ICG plc (2) (2,539) (70,016)
IMI plc (2) (7,856) (262,052)
Informa plc (2) (40,126) (476,104)
ITV plc (2) (188,661) (208,087)
Legal & General Group plc (2) (632,668) (2,226,735)
M&G plc (2) (266,027) (1,024,154)
Melrose Industries plc (2) (39,132) (308,632)
National Grid plc (2) (23,892) (366,467)
Ocado Group plc (2) (72,580) (229,606)
Pennon Group plc (2) (41,162) (291,736)
Persimmon plc (2) (24,231) (442,913)
Reckitt Benckiser Group plc (2) (14,060) (1,137,726)
RELX plc (2) (24,473) (985,939)
Rentokil Initial plc (2) (116,993) (698,038)
Severn Trent plc (2) (17,532) (658,345)
Spirax Group plc (2) (3,375) (308,465)
SSE plc (2) (63,965) (1,875,320)
Tate & Lyle plc (2) (64,595) (325,660)
Taylor Wimpey plc (2) (254,865) (368,792)
Unilever plc (2) (9,062) (592,086)
Weir Group plc (The) (2) (6,681) (255,368)
Whitbread plc (2) (6,087) (208,633)
WPP plc (2) (38,812) (174,353)
(19,923,169)
United States - ( 92 .8 ) %
AAON, Inc. (35,060) (2,673,325)
Abbott Laboratories (8,811) (1,103,930)
AbbVie, Inc. (4,740) (1,083,043)
Acadia Healthcare Co., Inc. (50,659) (718,851)
Advanced Drainage Systems, Inc. (886) (128,319)
Advanced Micro Devices, Inc. (314) (67,246)
AECOM (4,148) (395,429)
AeroVironment, Inc. (7,444) (1,800,629)
AES Corp. (The) (10,737) (153,969)
Aflac, Inc. (8,069) (889,769)
AGCO Corp. (645) (67,286)
Agilent Technologies, Inc. (4,121) (560,744)
Air Lease Corp., Class A (3,033) (194,810)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Air Products and Chemicals, Inc. (13,317) (3,289,564)
Akamai Technologies, Inc. (9,530) (831,493)
Alaska Air Group, Inc. (18,548) (932,964)
Albemarle Corp. (4,434) (627,145)
Alcon AG (2) (2,812) (222,508)
Allegion plc (2,436) (387,860)
Alliant Energy Corp. (1,690) (109,867)
Ally Financial, Inc. (4,292) (194,385)
Alphabet, Inc., Class A (10,681) (3,343,152)
Amazon.com, Inc. (7,093) (1,637,206)
Amcor plc (354,745) (2,958,573)
American Airlines Group, Inc. (4,930) (75,577)
American Express Co. (3,063) (1,133,157)
American Financial Group, Inc. (5,513) (753,517)
American International Group, Inc. (8,826) (755,064)
American Water Works Co., Inc. (2,737) (357,179)
Antero Resources Corp. (13,563) (467,381)
Aon plc, Class A (3,131) (1,104,867)
Apellis Pharmaceuticals, Inc. (16,144) (405,537)
API Group Corp. (17,029) (651,530)
Apollo Global Management, Inc. (19,888) (2,878,987)
Appfolio, Inc., Class A (703) (163,553)
Apple, Inc. (13,589) (3,694,305)
Applied Materials, Inc. (2,963) (761,461)
AptarGroup, Inc. (3,965) (483,571)
Aptiv plc (6,353) (483,400)
Armstrong World Industries, Inc. (1,604) (306,524)
Arthur J Gallagher & Co. (11,186) (2,894,825)
Ashland, Inc. (5,390) (316,231)
Automatic Data Processing, Inc. (2,164) (556,646)
AutoZone, Inc. (596) (2,021,334)
Avantor, Inc. (5,858) (67,133)
Avis Budget Group, Inc. (8,813) (1,130,884)
Axon Enterprise, Inc. (3,453) (1,961,062)
Baker Hughes Co., Class A (6,270) (285,536)
Ball Corp. (14,184) (751,326)
Bank of America Corp. (1,293) (71,115)
Baxter International, Inc. (15,337) (293,090)
Becton Dickinson & Co. (2,398) (465,380)
BellRing Brands, Inc. (14,690) (392,664)
Bentley Systems, Inc., Class B (10,704) (408,518)
BILL Holdings, Inc. (22,180) (1,209,697)
BioMarin Pharmaceutical, Inc. (5,599) (332,749)
Bio-Rad Laboratories, Inc., Class A (714) (216,335)
Bio-Techne Corp. (16,329) (960,308)
BJ's Wholesale Club Holdings, Inc. (1,373) (123,611)
Blackbaud, Inc. (1,986) (125,754)
Blackrock, Inc. (809) (865,905)
Blackstone, Inc. (18,568) (2,862,072)
Block, Inc., Class A (17,949) (1,168,300)
Blue Owl Capital, Inc., Class A (13,597) (203,139)
Boeing Co. (The) (10,881) (2,362,483)
Boston Scientific Corp. (6,721) (640,847)
Bright Horizons Family Solutions,
Inc. (1,838) (186,373)
Broadridge Financial Solutions, Inc. (1,612) (359,750)
Brown & Brown, Inc. (39,587) (3,155,084)
Brown-Forman Corp., Class B (28,811) (750,815)
BRP, Inc. (3,338) (236,023)
Bruker Corp. (33,244) (1,566,125)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Brunswick Corp. (9,911) (735,793)
Bunge Global SA (11,757) (1,047,314)
Burlington Stores, Inc. (2,925) (844,886)
BWX Technologies, Inc. (5,176) (894,620)
Campbell's Co. (The) (16,796) (468,105)
Capital One Financial Corp. (1,184) (286,954)
Carlisle Cos., Inc. (386) (123,466)
CarMax, Inc. (9,956) (384,700)
Carrier Global Corp. (45,189) (2,387,787)
Carvana Co., Class A (184) (77,652)
Cava Group, Inc. (5,484) (321,856)
Cboe Global Markets, Inc. (2,237) (561,487)
CCC Intelligent Solutions Holdings,
Inc. (27,129) (215,676)
CDW Corp. (3,006) (409,417)
Celanese Corp., Class A (3,351) (141,680)
Celsius Holdings, Inc. (16,809) (768,844)
CenterPoint Energy, Inc. (17,910) (686,669)
Certara, Inc. (41,703) (367,403)
Charles Schwab Corp. (The) (12,779) (1,276,750)
Cheniere Energy, Inc. (5,676) (1,103,358)
Chevron Corp. (7,466) (1,137,893)
Chipotle Mexican Grill, Inc., Class A (12,052) (445,924)
Chord Energy Corp. (3,745) (347,162)
Church & Dwight Co., Inc. (5,576) (467,548)
Churchill Downs, Inc. (3,020) (343,616)
Cisco Systems, Inc. (45,662) (3,517,343)
Citigroup, Inc. (15,866) (1,851,404)
Clarivate plc (10,619) (35,467)
Clearway Energy, Inc., Class C (17,850) (593,691)
Cleveland-Cliffs, Inc. (36,192) (480,630)
Clorox Co. (The) (4,130) (416,428)
Cloudflare, Inc., Class A (2,376) (468,428)
CME Group, Inc. (1,395) (380,947)
CMS Energy Corp. (5,147) (359,930)
CNH Industrial NV (42,601) (392,781)
CNH Industrial NV (2) (12,685) (117,011)
CNX Resources Corp. (33,389) (1,227,714)
Coca-Cola Co. (The) (32,422) (2,266,622)
Cognex Corp. (8,347) (300,325)
Coinbase Global, Inc., Class A (267) (60,379)
Commerce Bancshares, Inc. (4,545) (237,885)
Conagra Brands, Inc. (9,157) (158,508)
Confluent, Inc., Class A (31,989) (967,347)
ConocoPhillips (5,562) (520,659)
Constellation Brands, Inc., Class A (1,235) (170,381)
Constellation Energy Corp. (719) (254,001)
Cooper Cos., Inc. (The) (9,345) (765,916)
Corning, Inc. (8,574) (750,739)
CoStar Group, Inc. (41,374) (2,781,988)
Costco Wholesale Corp. (1,572) (1,355,598)
Coty, Inc., Class A (30,881) (95,113)
Credit Acceptance Corp. (651) (288,692)
Crowdstrike Holdings, Inc., Class A (136) (63,751)
CSX Corp. (61,593) (2,232,746)
Cullen/Frost Bankers, Inc. (10,522) (1,332,401)
Danaher Corp. (1,132) (259,137)
Darling Ingredients, Inc. (14,336) (516,096)
DaVita, Inc. (3,471) (394,340)
Dayforce, Inc. (8,263) (571,469)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Deere & Co. (9,421) (4,386,134)
Diamondback Energy, Inc. (9,329) (1,402,429)
Dick's Sporting Goods, Inc. (13,330) (2,638,940)
Dollar General Corp. (5,092) (676,065)
Dollar Tree, Inc. (4,075) (501,266)
Dominion Energy, Inc. (10,742) (629,374)
DoorDash, Inc., Class A (5,513) (1,248,584)
DoubleVerify Holdings, Inc. (10,717) (122,602)
Dow, Inc. (77,713) (1,816,930)
DR Horton, Inc. (11,203) (1,613,568)
DT Midstream, Inc. (5,845) (699,530)
DTE Energy Co. (1,797) (231,777)
Dutch Bros, Inc., Class A (5,563) (340,567)
Eaton Corp. plc (3,358) (1,069,557)
EchoStar Corp., Class A (20,050) (2,179,435)
Ecolab, Inc. (934) (245,194)
Edwards Lifesciences Corp. (807) (68,797)
Elanco Animal Health, Inc. (3,043) (68,863)
elf Beauty, Inc. (18,828) (1,431,681)
Eli Lilly & Co. (3,125) (3,358,374)
Emerson Electric Co. (6,668) (884,977)
Enphase Energy, Inc. (18,840) (603,822)
Entegris, Inc. (20,272) (1,707,916)
EPAM Systems, Inc. (1,011) (207,134)
Equifax, Inc. (1,996) (433,092)
Erie Indemnity Co., Class A (1,344) (385,258)
Essent Group Ltd. (1,096) (71,251)
Experian plc (2) (7,486) (337,518)
Exxon Mobil Corp. (6,454) (776,674)
FactSet Research Systems, Inc. (863) (250,434)
Ferrovial SE (2) (13,461) (872,148)
Fifth Third Bancorp (9,816) (459,487)
First American Financial Corp. (6,985) (429,158)
First Citizens BancShares, Inc.,
Class A (1,123) (2,410,160)
First Financial Bankshares, Inc. (11,780) (351,869)
First Horizon Corp. (19,414) (463,995)
First Solar, Inc. (1,850) (483,276)
Five Below, Inc. (2,943) (554,343)
Flagstar Bank NA (75,418) (949,513)
Floor & Decor Holdings, Inc., Class
A (25,199) (1,534,367)
FMC Corp. (28,037) (388,873)
Freeport-McMoRan, Inc. (11,319) (574,892)
Freshpet, Inc. (5,062) (308,428)
FTI Consulting, Inc. (1,549) (264,616)
Garmin Ltd. (1,438) (291,698)
GATX Corp. (3,713) (629,725)
Generac Holdings, Inc. (5,844) (796,946)
General Mills, Inc. (9,473) (440,495)
Gentex Corp. (11,813) (274,889)
Genuine Parts Co. (5,676) (697,921)
GFL Environmental, Inc. (10,343) (444,300)
Glacier Bancorp, Inc. (17,306) (762,329)
Globant SA (17,394) (1,137,046)
Goldman Sachs Group, Inc. (The) (813) (714,627)
Goodyear Tire & Rubber Co. (The) (29,803) (261,074)
Graphic Packaging Holding Co. (13,184) (198,551)
GXO Logistics, Inc. (8,072) (424,910)
Haleon plc (2) (115,974) (586,061)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Hamilton Lane, Inc., Class A (2,835) (380,769)
Harley-Davidson, Inc. (5,931) (121,526)
HCA Healthcare, Inc. (865) (403,834)
HEICO Corp. (1,168) (377,953)
Henry Schein, Inc. (9,898) (748,091)
Hershey Co. (The) (15,521) (2,824,512)
Hewlett Packard Enterprise Co. (28,599) (686,948)
Hilton Grand Vacations, Inc. (33,266) (1,488,654)
Hilton Worldwide Holdings, Inc. (244) (70,089)
Home BancShares, Inc. (5,400) (150,012)
Home Depot, Inc. (The) (6,383) (2,196,390)
Honeywell International, Inc. (4,045) (789,139)
Hormel Foods Corp. (14,011) (332,061)
Howard Hughes Holdings, Inc. (2,042) (162,890)
Hubbell, Inc., Class B (3,595) (1,596,575)
Huntsman Corp. (38,119) (381,190)
Hyatt Hotels Corp., Class A (15,769) (2,528,086)
IDACORP, Inc. (8,717) (1,103,224)
IDEX Corp. (3,887) (691,653)
Ingersoll Rand, Inc. (10,828) (857,794)
Insperity, Inc. (11,798) (456,819)
Inspire Medical Systems, Inc. (5,156) (475,538)
Intercontinental Exchange, Inc. (4,348) (704,202)
International Business Machines
Corp. (1,942) (575,240)
International Flavors & Fragrances,
Inc. (6,863) (462,498)
International Paper Co. (72,811) (2,868,025)
Intuitive Surgical, Inc. (4,827) (2,733,820)
Ionis Pharmaceuticals, Inc. (429) (33,938)
IPG Photonics Corp. (7,332) (524,971)
Iridium Communications, Inc. (18,080) (314,230)
J M Smucker Co. (The) (5,622) (549,888)
James Hardie Industries plc,
CHESS (2) (32,788) (673,110)
Johnson & Johnson (6,147) (1,272,122)
JPMorgan Chase & Co. (4,968) (1,600,789)
Kemper Corp. (3,069) (124,417)
Keysight Technologies, Inc. (719) (146,094)
Kinder Morgan, Inc. (22,601) (621,301)
Kinsale Capital Group, Inc. (1,320) (516,278)
Kirby Corp. (606) (66,769)
KKR & Co., Inc. (18,514) (2,360,165)
Knife River Corp. (2,876) (202,327)
Knight-Swift Transportation
Holdings, Inc., Class A (9,287) (485,524)
Kratos Defense & Security
Solutions, Inc. (18,579) (1,410,332)
Labcorp Holdings, Inc. (4,007) (1,005,276)
Lamb Weston Holdings, Inc. (8,871) (371,606)
Lantheus Holdings, Inc. (3,270) (217,619)
Lattice Semiconductor Corp. (11,372) (836,752)
Lennox International, Inc. (1,518) (737,110)
Liberty Live Holdings, Inc., Class C (7,938) (660,124)
Liberty Media Corp-Liberty Formula
One, Class A (1,398) (124,953)
Linde plc (1,619) (690,325)
Lithia Motors, Inc., Class A (251) (83,415)
Littelfuse, Inc. (554) (140,118)
LKQ Corp. (6,064) (183,133)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Louisiana-Pacific Corp. (5,960) (481,330)
Lowe's Cos., Inc. (2,214) (533,928)
LPL Financial Holdings, Inc. (5,559) (1,985,508)
Lululemon Athletica, Inc. (1,011) (210,096)
Lumentum Holdings, Inc. (2,689) (991,139)
LyondellBasell Industries NV, Class
A (9,385) (406,371)
Madison Square Garden Sports
Corp., Class A (5,924) (1,532,243)
Marathon Petroleum Corp. (2,851) (463,658)
MarketAxess Holdings, Inc. (1,560) (282,750)
Marriott International, Inc., Class A (8,545) (2,651,001)
Marriott Vacations Worldwide Corp. (3,854) (222,337)
Marsh & McLennan Cos., Inc. (6,178) (1,146,143)
Martin Marietta Materials, Inc. (3,664) (2,281,426)
Marvell Technology, Inc. (4,124) (350,458)
Masimo Corp. (1,859) (241,782)
MasTec, Inc. (3,757) (816,659)
Matador Resources Co. (1,582) (67,140)
McCormick & Co., Inc. (Non-Voting) (11,333) (771,891)
McDonald's Corp. (3,644) (1,113,716)
MDU Resources Group, Inc. (29,964) (584,897)
MGM Resorts International (8,246) (300,897)
Microchip Technology, Inc. (33,388) (2,127,483)
Microsoft Corp. (7,278) (3,519,785)
Moderna, Inc. (29,332) (865,001)
Molina Healthcare, Inc. (11,605) (2,013,932)
Mondelez International, Inc., Class
A (41,182) (2,216,827)
MongoDB, Inc., Class A (1,745) (732,359)
Moody's Corp. (374) (191,058)
Morgan Stanley (17,577) (3,120,445)
Motorola Solutions, Inc. (2,785) (1,067,546)
MP Materials Corp. (13,739) (694,094)
MSA Safety, Inc. (1,342) (214,908)
MSCI, Inc., Class A (167) (95,813)
Nasdaq, Inc. (6,980) (677,967)
nCino, Inc. (43,293) (1,110,033)
Nestle SA (Registered) (2) (11,708) (1,162,126)
Netflix, Inc. (13,492) (1,265,010)
New Jersey Resources Corp. (4,757) (219,393)
Newell Brands, Inc. (89,275) (332,103)
NextEra Energy, Inc. (22,275) (1,788,237)
NIKE, Inc., Class B (15,873) (1,011,269)
NiSource, Inc. (5,300) (221,328)
Nordson Corp. (2,270) (545,776)
Northrop Grumman Corp. (1,627) (927,732)
Novanta, Inc. (6,422) (764,154)
NRG Energy, Inc. (6,478) (1,031,557)
Nucor Corp. (4,550) (742,151)
nVent Electric plc (4,335) (442,040)
NVR, Inc. (10) (72,928)
Occidental Petroleum Corp. (13,803) (567,579)
Okta, Inc., Class A (3,909) (338,011)
Old Dominion Freight Line, Inc. (2,951) (462,717)
Olin Corp. (47,319) (985,655)
Ollie's Bargain Outlet Holdings, Inc. (2,157) (236,429)
ON Semiconductor Corp. (3,481) (188,496)
OneMain Holdings, Inc. (4,310) (291,141)
ONEOK, Inc. (15,264) (1,121,904)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Option Care Health, Inc. (25,255) (804,624)
Oracle Corp. (22,620) (4,408,863)
O'Reilly Automotive, Inc. (14,354) (1,309,228)
Otis Worldwide Corp. (4,511) (394,036)
PACCAR, Inc. (12,935) (1,416,512)
Palantir Technologies, Inc., Class A (2,318) (412,025)
Parker-Hannifin Corp. (2,467) (2,168,394)
Parsons Corp. (14,155) (874,779)
Paychex, Inc. (12,180) (1,366,352)
Paycom Software, Inc. (832) (132,588)
Paylocity Holding Corp. (3,748) (571,570)
Penn Entertainment, Inc. (14,667) (216,338)
Permian Resources Corp., Class A (17,077) (239,590)
Perrigo Co. plc (10,627) (147,928)
Planet Fitness, Inc., Class A (1,894) (205,442)
Plug Power, Inc. (45,474) (89,584)
Pool Corp. (3,326) (760,823)
Power Integrations, Inc. (5,864) (208,407)
PPL Corp. (19,979) (699,665)
Primerica, Inc. (620) (160,183)
Principal Financial Group, Inc. (2,140) (188,769)
Progressive Corp. (The) (2,850) (649,002)
Prudential Financial, Inc. (4,388) (495,317)
Public Service Enterprise Group,
Inc. (9,977) (801,153)
Quanta Services, Inc. (8,236) (3,476,085)
QuantumScape Corp. (112,582) (1,173,104)
Quest Diagnostics, Inc. (4,768) (827,391)
QXO, Inc. (103,184) (1,990,419)
Range Resources Corp. (12,177) (429,361)
RBC Bearings, Inc. (2,099) (941,255)
Repligen Corp. (4,818) (789,477)
Republic Services, Inc., Class A (4,714) (999,038)
Revvity, Inc. (3,242) (313,664)
RH (11,019) (1,974,054)
RLI Corp. (6,639) (424,763)
Roivant Sciences Ltd. (3,404) (73,867)
Royal Caribbean Cruises Ltd. (3,102) (865,210)
RTX Corp. (4,639) (850,793)
Ryan Specialty Holdings, Inc.,
Class A (18,065) (932,696)
S&P Global, Inc. (1,283) (670,483)
Saia, Inc. (5,611) (1,832,104)
Schneider Electric SE (2) (5,031) (1,376,357)
Scotts Miracle-Gro Co. (The) (2,625) (153,169)
Sempra (8,508) (751,171)
SentinelOne, Inc., Class A (12,202) (183,030)
SharkNinja, Inc. (1,197) (133,944)
Sherwin-Williams Co. (The) (1,766) (572,237)
Shift4 Payments, Inc., Class A (12,458) (784,480)
Silgan Holdings, Inc. (18,597) (750,761)
Silicon Laboratories, Inc. (1,883) (246,108)
Simpson Manufacturing Co., Inc. (1,356) (218,953)
Sirius XM Holdings, Inc. (29,848) (596,811)
SiteOne Landscape Supply, Inc. (1,970) (245,383)
SLB Ltd. (36,933) (1,417,489)
SLM Corp. (31,798) (860,454)
SoFi Technologies, Inc. (2,368) (61,994)
Sonoco Products Co. (22,815) (995,647)
Sotera Health Co. (8,534) (150,540)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Southern Co. (The) (6,088) (530,874)
SOUTHSTATE BANK Corp. (5,763) (542,356)
Southwest Airlines Co. (4,197) (173,462)
Southwest Gas Holdings, Inc. (5,636) (450,993)
Starbucks Corp. (28,563) (2,405,290)
Stellantis NV (2) (63,636) (696,859)
Strategy, Inc., Class A (9,611) (1,460,391)
Stryker Corp. (2,409) (846,691)
Summit Therapeutics, Inc. (17,726) (310,028)
Super Micro Computer, Inc. (74,871) (2,191,474)
Synaptics, Inc. (2,980) (220,580)
Synopsys, Inc. (7,028) (3,301,191)
Sysco Corp. (3,257) (240,008)
Take-Two Interactive Software, Inc. (3,661) (937,326)
Targa Resources Corp. (2,958) (545,751)
Teledyne Technologies, Inc. (884) (451,485)
Teleflex, Inc. (1,298) (158,408)
Tesla, Inc. (1,749) (786,560)
Texas Capital Bancshares, Inc. (9,360) (847,454)
Texas Instruments, Inc. (10,739) (1,863,109)
Texas Pacific Land Corp. (1,098) (315,368)
Thermo Fisher Scientific, Inc. (490) (283,931)
TJX Cos., Inc. (The) (6,374) (979,110)
Toast, Inc., Class A (6,435) (228,507)
TopBuild Corp. (155) (64,664)
Toro Co. (The) (4,259) (335,268)
TPG, Inc. (5,751) (367,144)
Tractor Supply Co. (7,565) (378,326)
Trade Desk, Inc. (The), Class A (20,099) (762,958)
Tradeweb Markets, Inc., Class A (2,424) (260,677)
Trane Technologies plc (2,262) (880,370)
TransDigm Group, Inc. (1,453) (1,932,272)
TransUnion (8,483) (727,417)
Trex Co., Inc. (19,828) (695,566)
Twilio, Inc., Class A (2,457) (349,484)
Tyler Technologies, Inc. (785) (356,351)
Ulta Beauty, Inc. (883) (534,224)
Ultragenyx Pharmaceutical, Inc. (24,589) (565,547)
UMB Financial Corp. (2,015) (231,806)
Under Armour, Inc., Class A (149,846) (744,735)
Union Pacific Corp. (1,012) (234,096)
United Parcel Service, Inc., Class B (8,660) (858,985)
United Rentals, Inc. (1,158) (937,193)
UnitedHealth Group, Inc. (12,726) (4,200,979)
Unity Software, Inc. (27,326) (1,206,989)
Universal Display Corp. (2,709) (316,357)
Vail Resorts, Inc. (1,864) (247,539)
Valaris Ltd. (10,338) (521,035)
Valvoline, Inc. (32,390) (941,253)
Vertex Pharmaceuticals, Inc. (3,190) (1,446,218)
VF Corp. (25,349) (458,310)
Virtu Financial, Inc., Class A (11,892) (396,241)
Visa, Inc., Class A (3,505) (1,229,239)
Visteon Corp. (2,056) (195,526)
Vistra Corp. (5,248) (846,660)
Vulcan Materials Co. (2,173) (619,783)
Waste Connections, Inc. (3,793) (665,140)
Waste Management, Inc. (16,958) (3,725,841)
Waters Corp. (552) (209,666)
Watsco, Inc. (2,458) (828,223)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.8)% (continued)
Weatherford International plc (6,585) (515,342)
WEC Energy Group, Inc. (2,849) (300,456)
Wells Fargo & Co. (4,014) (374,105)
Wendy's Co. (The) (17,301) (144,117)
West Pharmaceutical Services, Inc. (2,519) (693,078)
Western Alliance Bancorp (12,967) (1,090,136)
Westlake Corp. (23,003) (1,700,842)
WEX, Inc. (1,531) (228,088)
Whirlpool Corp. (6,587) (475,186)
White Mountains Insurance Group
Ltd. (395) (820,822)
Williams Cos., Inc. (The) (34,141) (2,052,216)
Willis Towers Watson plc (2,327) (764,652)
WillScot Holdings Corp. (24,328) (458,096)
Wingstop, Inc. (3,740) (891,953)
Wintrust Financial Corp. (7,049) (985,591)
Workday, Inc., Class A (1,122) (240,983)
WW Grainger, Inc. (133) (134,204)
Wyndham Hotels & Resorts, Inc. (3,657) (276,323)
Wynn Resorts Ltd. (2,242) (269,780)
Xcel Energy, Inc. (9,957) (735,424)
XPO, Inc. (480) (65,237)
Xylem, Inc. (5,898) (803,190)
Zillow Group, Inc., Class C (10,301) (702,734)
ZoomInfo Technologies, Inc., Class
A (13,002) (132,230)
(362,512,770)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (14,759) (395,710)
TOTAL COMMON STOCKS
(Proceeds $(684,843,974))                                                     (624,567,202)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (8,734) (465,193)
Sartorius AG (Preference) (2) (2,989) (860,726)
Volkswagen AG (Preference) (2) (4,201) (512,685)
TOTAL PREFERRED STOCKS
(Proceeds $(2,477,762))                                                     (1,838,604)
TOTAL SHORT POSITIONS
(Proceeds $(687,321,736)) (626,405,806)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 77.3%
(Cost $43,823,063) 301,912,767
OTHER ASSETS IN EXCESS OF
LIABILITIES - 22.7%
‡
88,629,275
NET ASSETS - 100.0% 390,542,042
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,761,991) ( 0 .4 ) %
Consumer Discretionary (5,318,559) ( 1 .4 )
Consumer Staples (5,181,300) ( 1 .3 )
Energy (6,955,961) ( 1 .8 )
Financials 20,116,678 5 .2
Health Care 16,510,882 4 .2
Industrials (9,852,318) ( 2 .5 )
Information Technology 25,696,015 6 .6
Materials (6,469,531) ( 1 .7 )
Purchased Options 1,312,078 0 .3
Real Estate (5,111,789) ( 1 .3 )
Utilities (2,269,138) ( 0 .6 )
Investment Companies 226,186,017 57 .9
U.S. Treasury Obligations 55,011,684 14 .1
Total Investments In Securities
At Value 301,912,767 77 .3
Other Assets in Excess of
Liabilities ‡ 88,629,275 22 .7
Net Assets
$ 390,542,042 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $639,768,859, which is inclusive of rehypothecated amounts disclosed below. In addition, $47,626,223 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $6,797,682 of investments in securities and $(7,664,462) of securities sold short, which represents 1.74% and (1.96)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $66,172,291.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $(4,449) of securities sold short, which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 33 USD (22,590,150) USD 5,600 6/18/2026 $ (215,363) $ (179,936)
$ (215,363) $ (179,936)
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 21,000,000 $ (5,957) $ 24,420 $ 18,463
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 20,900,000 (6,128) 24,503 18,375
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 10,000,000 4,585 5,127 9,712
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 9,900,000 4,343 5,272 9,615
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 574,300,000 20,765 (10,607) 10,158
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 574,300,000 20,765 (10,607) 10,158
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 73,200,000 266,489 113,174 379,663
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 146,400,000 532,977 226,347 759,324
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 6,600,000 17,714 5,717 23,431
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 6,600,000 17,746 5,684 23,430
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 35,200,000 12,885 5,962 18,847
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 35,200,000 12,885 5,962 18,847
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 82,500,000 15,249 16,419 31,668
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 82,500,000 15,249 16,419 31,668
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 1,500,000 5,907 35 5,942
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 1,500,000 6,230 (288) 5,942
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,900,000 58,105 15,930 74,035
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,900,000 58,593 15,442 74,035
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 200,000 936 2,119 3,055
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 300,000 1,403 3,178 4,581
Receive 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 3,400,000 (2,126) 11,842 9,716
Receive 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 3,400,000 (2,506) 12,221 9,715
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 21,900,000 71,091 42,324 113,415

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 21,900,000 $ 70,982 $ 42,433 $ 113,415
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 55,700,000 245,372 17,096 262,468
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 55,800,000 245,454 17,427 262,881
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 5,215,400,000 128,507 95,636 224,143
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 5,215,400,000 128,508 95,635 224,143
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 60,100,000 251,071 160,052 411,123
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 60,100,000 251,134 159,989 411,123
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 6,300,000 37,291 14,110 51,401
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 6,400,000 37,900 14,317 52,217
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 206,300,000 (104,681) 144,017 39,336
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 206,300,000 (104,681) 144,017 39,336
2,314,057 1,441,324 3,755,381
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 38,700,000 (1,737) (19,525) (21,262)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 38,800,000 (19,085) (2,232) (21,317)
Pay 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 300,000 (546) 74 (472)
Pay 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 300,000 (306) (166) (472)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 6,000,000 (138,449) (29,281) (167,730)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 6,000,000 (138,677) (29,204) (167,881)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 200,000 (1,188) 252 (936)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 200,000 (1,188) 252 (936)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 815,200,000 (1,619) (22,217) (23,836)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 815,200,000 (1,619) (22,216) (23,835)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 28,000,000 (31,326) 5,584 (25,742)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 28,000,000 (31,168) 5,427 (25,741)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 40,900,000 (99,220) 35,486 (63,734)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 40,900,000 (99,132) 35,398 (63,734)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 462,700,000 (30,880) 9,187 (21,693)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 462,700,000 (30,880) 9,187 (21,693)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 9,000,000 (74,408) (4,085) (78,493)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 9,000,000 (74,556) (3,937) (78,493)
(775,984) (32,016) (808,000)
$ 1,538,073 $ 1,409,308 $ 2,947,381
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 03/12/2026 KRW 5,776,000,000 $ 163,296
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF 33,545,780 876,348
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/21/2026 TWD 52,225,200 77,665
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread
(-0.70%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 BRL 652,273 1,157
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 MXN 11,715,142 7,761
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.52%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 SEK 17,274,295 23,370
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 CHF 1,303,819 41,728
Total unrealized appreciation 1,191,325

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 01/16/2026 EUR (25,895,760) $ (369,361)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 01/29/2026 HKD 56,979,200 (20,873)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 74,457,006 (77,727)
WIG20 Index March
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 PLN (10,493,940) (66,142)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.05%)
Monthly BANA 03/18/2026 AUD (1,214,507) (11,387)
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-0.70%)
Monthly BANA 03/18/2026 CAD (194,885) (931)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.15%)
Monthly BANA 03/18/2026 SGD (2,023,528) (40,807)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-0.20%)
Monthly BANA 03/18/2026 ZAR (8,160,410) (24,246)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SONIA
plus or minus
a specified
spread (0.50%)
Monthly BANA 03/18/2026 GBP (159,316) $ (5,936)
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.28%)
Monthly BANA 03/18/2026 ILS (702,907) (1,257)
Total unrealized depreciation (618,667)
Net unrealized appreciation $ 572,658
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 561 1/2026 USD $ 34,136,850 $ 398,725
CAC 40 10 Euro Index 111 1/2026 EUR 10,636,665 36,906
Hang Seng Index 22 1/2026 HKD 3,625,066 (35,798)
HSCEI 29 1/2026 HKD 1,658,724 (8,571)
IBEX 35 Index 133 1/2026 EUR 27,008,135 538,481
IFSC NIFTY 50 Index 32 1/2026 USD 1,681,632 (3,704)
LME Aluminum Base Metal 3 1/2026 USD 223,402 15,460
LME Aluminum Base Metal 1 1/2026 USD 74,471 2,755
LME Aluminum Base Metal 1 1/2026 USD 74,338 4,848
LME Aluminum Base Metal 1 1/2026 USD 74,225 6,342
LME Aluminum Base Metal 1 1/2026 USD 74,378 5,439
LME Aluminum Base Metal 5 1/2026 USD 368,450 31,726
LME Aluminum Base Metal 2 1/2026 USD 148,795 11,354
LME Aluminum Base Metal 2 1/2026 USD 148,815 10,429
LME Aluminum Base Metal 2 1/2026 USD 148,840 6,502
LME Aluminum Base Metal 2 1/2026 USD 148,992 3,886
LME Aluminum Base Metal 4 1/2026 USD 297,750 16,713
LME Aluminum Base Metal 4 1/2026 USD 297,550 23,538
LME Aluminum Base Metal 11 1/2026 USD 819,591 32,679
LME Copper Base Metal 1 1/2026 USD 311,179 39,126
LME Copper Base Metal 1 1/2026 USD 311,385 43,482
LME Copper Base Metal 4 1/2026 USD 1,245,874 182,201
LME Copper Base Metal 5 1/2026 USD 1,574,796 252,113
LME Copper Base Metal 7 1/2026 USD 2,179,011 282,367
LME Copper Base Metal 3 1/2026 USD 933,613 107,537
LME Copper Base Metal 3 1/2026 USD 933,463 101,181
LME Copper Base Metal 3 1/2026 USD 933,538 112,656
LME Copper Base Metal 10 1/2026 USD 3,116,598 484,940

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 24 1/2026 USD $ 7,478,784 $ 1,151,340
LME Lead Base Metal 4 1/2026 USD 198,525 (4,151)
LME Nickel Base Metal 3 1/2026 USD 297,820 22,231
LME Nickel Base Metal 4 1/2026 USD 397,310 31,385
LME Nickel Base Metal 1 1/2026 USD 99,317 7,310
LME Nickel Base Metal 1 1/2026 USD 99,188 8,345
LME Nickel Base Metal 1 1/2026 USD 99,302 7,139
LME Nickel Base Metal 1 1/2026 USD 99,022 6,593
LME Nickel Base Metal 1 1/2026 USD 99,157 8,183
LME Nickel Base Metal 1 1/2026 USD 99,171 8,118
LME Zinc Base Metal 3 1/2026 USD 232,322 4,077
LME Zinc Base Metal 2 1/2026 USD 154,589 6,136
LME Zinc Base Metal 2 1/2026 USD 154,441 6,753
Natural Gas 105 1/2026 USD 3,870,300 (41,127)
OMXS30 Index 455 1/2026 SEK 14,308,790 344,810
SGX FTSE China A50 Index 371 1/2026 USD 5,668,880 (32,582)
SGX FTSE Taiwan Index 101 1/2026 USD 9,578,840 172,610
WTI Crude Oil 28 1/2026 USD 1,607,760 (17,753)
100 oz Gold 33 2/2026 USD 14,325,630 444,030
Lean Hogs 49 2/2026 USD 1,667,960 84,269
Live Cattle 48 2/2026 USD 4,446,720 142,077
LME Aluminum Base Metal 1 2/2026 USD 74,571 2,978
LME Aluminum Base Metal 2 2/2026 USD 149,118 3,837
LME Aluminum Base Metal 2 2/2026 USD 149,193 5,614
LME Copper Base Metal 2 2/2026 USD 622,481 88,776
LME Copper Base Metal 5 2/2026 USD 1,556,022 193,103
LME Nickel Base Metal 1 2/2026 USD 99,392 9,061
LME Nickel Base Metal 1 2/2026 USD 99,370 8,417
LME Nickel Base Metal 1 2/2026 USD 99,381 8,748
LME Zinc Base Metal 1 2/2026 USD 77,555 802
Low Sulphur Gasoil 110 2/2026 USD 6,820,000 (154,571)
Sugar No. 11 65 2/2026 USD 1,092,728 4,076
Australia 10 Year Bond 1,600 3/2026 AUD 116,858,281 487,983
Australia 3 Year Bond 209 3/2026 AUD 14,644,376 19,884
Canada 10 Year Bond 70 3/2026 CAD 6,161,306 27,762
Coffee 'C' 41 3/2026 USD 5,362,031 (609,076)
Copper 22 3/2026 USD 3,125,100 243,291
Corn 328 3/2026 USD 7,220,100 (107,936)
DJIA CBOT E-Mini Index 15 3/2026 USD 3,625,200 (39,237)
Euro-Bobl 279 3/2026 EUR 38,089,913 (121,123)
Euro-BTP 150 3/2026 EUR 21,180,042 (84,392)
Euro-Bund 375 3/2026 EUR 56,237,727 (589,670)
Euro-Buxl 1 3/2026 EUR 129,413 1,648
Euro-OAT 179 3/2026 EUR 25,367,409 (148,498)
Euro-Schatz 243 3/2026 EUR 30,496,405 19,627
Feeder Cattle 6 3/2026 USD 1,035,975 38,916
FTSE 100 Index 259 3/2026 GBP 34,705,925 519,582
FTSE/MIB Index 141 3/2026 EUR 37,327,131 628,339
KC HRW Wheat 33 3/2026 USD 849,338 (20,456)
KOSPI 200 Index 83 3/2026 KRW 8,757,766 386,870
LME Aluminum Base Metal 126 3/2026 USD 9,432,581 379,878
LME Copper Base Metal 85 3/2026 USD 26,436,063 2,594,331
LME Lead Base Metal 15 3/2026 USD 752,884 3,853
LME Nickel Base Metal 10 3/2026 USD 998,336 81,260
LME Zinc Base Metal 42 3/2026 USD 3,274,866 78,665
Long Gilt 377 3/2026 GBP 46,432,146 259,176
MEX BOLSA Index 42 3/2026 MXN 1,519,720 3,863

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
MSCI Emerging Markets Index 60 3/2026 USD $ 4,234,200 $ 78,687
NASDAQ 100 E-Mini Index 4 3/2026 USD 2,036,540 (5,790)
Nikkei 225 Index 3 3/2026 JPY 965,271 (3,876)
Russell 2000 E-Mini Index 74 3/2026 USD 9,242,600 (302,081)
S&P 500 E-Mini Index 104 3/2026 USD 35,841,000 28,424
S&P Midcap 400 E-Mini Index 25 3/2026 USD 8,313,000 (152,580)
S&P/TSX 60 Index 33 3/2026 CAD 8,953,073 46,611
SET50 Index 149 3/2026 THB 784,609 (6,095)
Soybean 128 3/2026 USD 6,704,000 (315,331)
Soybean Meal 55 3/2026 USD 1,646,700 (42,616)
Soybean Oil 82 3/2026 USD 2,389,152 (156,470)
SPI 200 Index 4 3/2026 AUD 578,993 (2,325)
TOPIX Index 187 3/2026 JPY 40,751,053 361,367
U.S. Treasury 2 Year Note 150 3/2026 USD 31,314,844 (1,870)
U.S. Treasury 5 Year Note 445 3/2026 USD 48,598,867 (158,566)
U.S. Treasury Long Bond 168 3/2026 USD 19,356,750 (239,376)
U.S. Treasury Ultra Bond 115 3/2026 USD 13,505,312 (251,531)
Wheat 57 3/2026 USD 1,444,950 (115,728)
3 Month Euro Euribor 1 6/2026 EUR 287,806 (15)
90-Day New Zealand Bill 4 6/2026 NZD 2,288,442 324
3 Month SARON 21 9/2026 CHF 6,631,596 (3,990)
3 Month SONIA 43 9/2026 GBP 13,996,338 1,946
90-Day New Zealand Bill 2 9/2026 NZD 1,143,857 (522)
3 Month CORRA 26 12/2026 CAD 4,622,527 (3,157)
3 Month SARON 23 12/2026 CHF 7,261,725 (4,544)
3 Month SOFR 16 12/2026 USD 3,873,800 328
3 Month SONIA 42 12/2026 GBP 13,680,749 5,192
90-Day New Zealand Bill 2 12/2026 NZD 1,143,296 68
3 Month CORRA 13 3/2027 CAD 2,308,896 (3,117)
3 Month Euro Euribor 17 3/2027 EUR 4,885,967 (6,729)
3 Month SARON 23 3/2027 CHF 7,259,184 (4,870)
3 Month SOFR 8 3/2027 USD 1,937,800 96
3 Month SONIA 43 3/2027 GBP 14,007,930 4,631
3 Month Euro Euribor 16 6/2027 EUR 4,595,267 (8,382)
3 Month SARON 6 6/2027 CHF 1,892,469 (2,358)
3 Month SONIA 12 6/2027 GBP 3,907,977 1,684
3 Month Euro Euribor 15 9/2027 EUR 4,305,198 (8,065)
3 Month SONIA 12 9/2027 GBP 3,906,359 995
3 Month Euro Euribor 15 12/2027 EUR 4,302,334 (3,998)
3 Month SONIA 11 12/2027 GBP 3,578,976 (319)
3 Month SONIA 12 3/2028 GBP 3,902,517 (63)
Total of long contracts 8,014,476
Short Contracts
LME Aluminum Base Metal (3) 1/2026 USD (223,402) (16,036)
LME Aluminum Base Metal (1) 1/2026 USD (74,378) (5,404)
LME Aluminum Base Metal (1) 1/2026 USD (74,471) (2,646)
LME Aluminum Base Metal (1) 1/2026 USD (74,338) (4,574)
LME Aluminum Base Metal (1) 1/2026 USD (74,225) (6,351)
LME Aluminum Base Metal (5) 1/2026 USD (368,450) (32,004)
LME Aluminum Base Metal (4) 1/2026 USD (297,750) (16,604)
LME Aluminum Base Metal (4) 1/2026 USD (297,550) (24,220)
LME Aluminum Base Metal (2) 1/2026 USD (148,795) (11,444)
LME Aluminum Base Metal (2) 1/2026 USD (148,815) (10,908)
LME Aluminum Base Metal (2) 1/2026 USD (148,840) (7,186)
LME Aluminum Base Metal (2) 1/2026 USD (148,992) (4,344)
LME Aluminum Base Metal (11) 1/2026 USD (819,591) (28,696)
LME Copper Base Metal (1) 1/2026 USD (311,179) (37,882)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 1/2026 USD $ (311,385) $ (44,456)
LME Copper Base Metal (4) 1/2026 USD (1,245,874) (181,278)
LME Copper Base Metal (5) 1/2026 USD (1,574,796) (253,159)
LME Copper Base Metal (7) 1/2026 USD (2,179,011) (277,978)
LME Copper Base Metal (3) 1/2026 USD (933,613) (108,020)
LME Copper Base Metal (3) 1/2026 USD (933,463) (99,534)
LME Copper Base Metal (3) 1/2026 USD (933,538) (113,271)
LME Copper Base Metal (10) 1/2026 USD (3,116,598) (481,268)
LME Copper Base Metal (24) 1/2026 USD (7,478,784) (1,152,242)
LME Lead Base Metal (4) 1/2026 USD (198,525) 4,264
LME Nickel Base Metal (3) 1/2026 USD (297,820) (22,082)
LME Nickel Base Metal (4) 1/2026 USD (397,310) (31,912)
LME Nickel Base Metal (1) 1/2026 USD (99,317) (7,261)
LME Nickel Base Metal (1) 1/2026 USD (99,188) (7,925)
LME Nickel Base Metal (1) 1/2026 USD (99,302) (7,448)
LME Nickel Base Metal (1) 1/2026 USD (99,022) (6,865)
LME Nickel Base Metal (1) 1/2026 USD (99,157) (8,365)
LME Nickel Base Metal (1) 1/2026 USD (99,171) (8,046)
LME Zinc Base Metal (3) 1/2026 USD (232,322) (3,896)
LME Zinc Base Metal (2) 1/2026 USD (154,589) (6,095)
LME Zinc Base Metal (2) 1/2026 USD (154,441) (6,968)
MSCI Singapore Index (362) 1/2026 SGD (12,553,407) 43,371
NY Harbor ULSD (21) 1/2026 USD (1,871,163) 21,837
RBOB Gasoline (163) 1/2026 USD (11,740,890) 121,351
LME Aluminum Base Metal (1) 2/2026 USD (74,571) (3,124)
LME Aluminum Base Metal (2) 2/2026 USD (149,118) (4,053)
LME Aluminum Base Metal (2) 2/2026 USD (149,193) (6,098)
LME Copper Base Metal (2) 2/2026 USD (622,481) (89,027)
LME Copper Base Metal (5) 2/2026 USD (1,556,022) (195,443)
LME Nickel Base Metal (1) 2/2026 USD (99,392) (8,855)
LME Nickel Base Metal (1) 2/2026 USD (99,370) (8,263)
LME Nickel Base Metal (1) 2/2026 USD (99,381) (8,806)
LME Zinc Base Metal (1) 2/2026 USD (77,555) (952)
Cocoa (4) 3/2026 USD (242,600) (20,755)
Cocoa (11) 3/2026 GBP (648,997) (9,921)
Cotton No. 2 (20) 3/2026 USD (642,700) 18,688
DAX Index (41) 3/2026 EUR (29,741,080) (439,745)
Euro STOXX 50 Index (726) 3/2026 EUR (49,835,132) (607,593)
FTSE/JSE Top 40 Index (68) 3/2026 ZAR (4,490,053) (70,909)
Japan 10 Year Bond (61) 3/2026 JPY (51,595,314) 308,208
LME Aluminum Base Metal (14) 3/2026 USD (1,048,065) (21,415)
LME Copper Base Metal (33) 3/2026 USD (10,263,413) (632,983)
LME Nickel Base Metal (28) 3/2026 USD (2,795,340) (297,986)
LME Zinc Base Metal (10) 3/2026 USD (779,730) (9,385)
MSCI EAFE Index (6) 3/2026 USD (870,630) (3,908)
Silver (3) 3/2026 USD (1,059,045) (202,430)
U.S. Treasury 10 Year Note (300) 3/2026 USD (33,684,375) 23,447
90-Day Australian Bank Bill (16) 6/2026 AUD (10,574,606) 4,729
3 Month CORRA (16) 9/2026 CAD (2,846,818) 97
3 Month Euro Euribor (41) 9/2026 EUR (11,797,657) 4,635
3 Month SOFR (19) 9/2026 USD (4,592,775) (2,288)
90-Day Australian Bank Bill (16) 9/2026 AUD (10,571,508) 111
3 Month Euro Euribor (2) 12/2026 EUR (575,202) (103)
90-Day Australian Bank Bill (10) 12/2026 AUD (6,606,225) (765)
90-Day Australian Bank Bill (3) 3/2027 AUD (1,981,771) (711)
3 Month CORRA (4) 6/2027 CAD (709,701) (595)
3 Month SOFR (10) 6/2027 USD (2,422,000) (895)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (9) 9/2027 USD $ (2,179,012) $ (923)
3 Month SOFR (9) 12/2027 USD (2,177,888) (607)
3 Month SOFR (9) 3/2028 USD (2,176,538) (404)
Total of short contracts (5,134,572)
Net unrealized appreciation $ 2,879,904
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 16,825,085 USD 11,059,664 CITI 3/18/2026 $ 169,478
AUD 16,825,080 USD 11,059,639 JPMC 3/18/2026 169,500
BRL 3,200,000 USD 567,404 CITI
**
3/18/2026 6,837
BRL 3,200,000 USD 567,403 JPMC
**
3/18/2026 6,838
CAD 12,982,170 USD 9,400,169 CITI 3/18/2026 87,666
CAD 12,982,172 USD 9,400,151 JPMC 3/18/2026 87,684
CHF 2,397,500 USD 3,033,916 CITI 3/18/2026 16,149
CHF 2,397,500 USD 3,033,910 JPMC 3/18/2026 16,155
CLP 977,390,313 USD 1,055,376 CITI
**
3/18/2026 31,226
CLP 977,390,313 USD 1,055,374 JPMC
**
3/18/2026 31,228
CNY 89,450,757 USD 12,729,991 CITI
**
3/18/2026 148,284
CNY 89,450,738 USD 12,729,965 JPMC
**
3/18/2026 148,308
COP 1,044,281,304 USD 269,181 CITI
**
3/18/2026 592
COP 1,044,281,304 USD 269,181 JPMC
**
3/18/2026 593
CZK 81,557,125 USD 3,912,047 CITI 3/18/2026 59,656
CZK 81,557,125 USD 3,912,039 JPMC 3/18/2026 59,664
EUR 11,710,458 USD 13,696,226 CITI 3/18/2026 112,441
EUR 11,710,458 USD 13,696,199 JPMC 3/18/2026 112,469
GBP 1,414,375 USD 1,888,954 CITI 3/18/2026 17,202
GBP 1,414,381 USD 1,888,958 JPMC 3/18/2026 17,206
HUF 1,266,159,584 USD 3,814,246 CITI 3/18/2026 38,656
HUF 1,266,159,584 USD 3,814,238 JPMC 3/18/2026 38,664
ILS 4,048,500 USD 1,260,071 CITI 3/18/2026 11,545
ILS 4,048,500 USD 1,260,069 JPMC 3/18/2026 11,547
INR 75,087,638 USD 826,501 CITI
**
3/18/2026 3,511
INR 75,087,639 USD 826,500 JPMC
**
3/18/2026 3,512
JPY 1,217,389,315 USD 7,819,742 CITI 3/18/2026 689
JPY 1,217,389,317 USD 7,819,727 JPMC 3/18/2026 704
KRW 25,222,755,366 USD 17,234,475 CITI
**
3/18/2026 277,811
KRW 25,222,755,367 USD 17,234,440 JPMC
**
3/18/2026 277,845
MXN 41,000,000 USD 2,244,478 CITI 3/18/2026 16,294
MXN 41,000,000 USD 2,244,474 JPMC 3/18/2026 16,299
NOK 228,224,095 USD 22,341,536 CITI 3/18/2026 294,311
NOK 228,224,095 USD 22,341,492 JPMC 3/18/2026 294,355
NZD 16,455,497 USD 9,437,300 CITI 3/18/2026 62,850
NZD 16,455,503 USD 9,437,285 JPMC 3/18/2026 62,869
PEN 3,920,690 USD 1,158,872 CITI
**
3/18/2026 4,441
PEN 3,920,690 USD 1,158,870 JPMC
**
3/18/2026 4,444
PLN 2,589,834 USD 715,166 CITI 3/18/2026 5,953
PLN 2,589,834 USD 715,164 JPMC 3/18/2026 5,954
SEK 17,000,000 USD 1,831,317 CITI 3/18/2026 22,228
SEK 17,000,000 USD 1,831,313 JPMC 3/18/2026 22,232
SGD 3,488,501 USD 2,718,570 CITI 3/18/2026 8,159

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 3,488,502 USD 2,718,565 JPMC 3/18/2026 $ 8,165
THB 3,000,000 USD 95,508 CITI 3/18/2026 213
THB 3,000,000 USD 95,508 JPMC 3/18/2026 214
TWD 8,500,000 USD 269,499 CITI
**
3/18/2026 681
TWD 8,500,000 USD 269,499 JPMC
**
3/18/2026 681
USD 1,003,416 BRL 5,535,500 CITI
**
3/18/2026 10,070
USD 1,003,418 BRL 5,535,500 JPMC
**
3/18/2026 10,072
USD 616,571 CHF 483,000 CITI 3/18/2026 2,105
USD 616,572 CHF 483,000 JPMC 3/18/2026 2,107
USD 5,716,684 EUR 4,835,999 CITI 3/18/2026 14,200
USD 5,716,698 EUR 4,836,001 JPMC 3/18/2026 14,212
USD 10,740,773 GBP 7,952,000 CITI 3/18/2026 23,847
USD 10,740,795 GBP 7,952,000 JPMC 3/18/2026 23,869
USD 792,442 HKD 6,150,000 CITI 3/18/2026 406
USD 792,443 HKD 6,150,000 JPMC 3/18/2026 408
USD 6,192,229 INR 556,168,968 CITI
**
3/18/2026 44,388
USD 6,192,241 INR 556,168,968 JPMC
**
3/18/2026 44,400
USD 4,166,518 JPY 642,514,061 CITI 3/18/2026 39,049
USD 4,166,527 JPY 642,514,065 JPMC 3/18/2026 39,057
USD 314,320 KRW 450,000,000 CITI
**
3/18/2026 1,883
USD 314,321 KRW 450,000,000 JPMC
**
3/18/2026 1,883
USD 225,183 NOK 2,268,976 CITI 3/18/2026 140
USD 225,183 NOK 2,268,976 JPMC 3/18/2026 140
USD 690,164 NZD 1,188,001 CITI 3/18/2026 4,302
USD 690,164 NZD 1,187,999 JPMC 3/18/2026 4,304
USD 804,328 PHP 47,382,374 CITI
**
3/18/2026 3,828
USD 804,296 PHP 47,382,374 JPMC
**
3/18/2026 3,796
USD 3,005,938 SEK 27,499,999 CITI 3/18/2026 7,557
USD 3,005,945 SEK 27,500,001 JPMC 3/18/2026 7,563
USD 192,897 THB 6,000,000 CITI 3/18/2026 1,454
USD 192,897 THB 6,000,000 JPMC 3/18/2026 1,455
USD –
(a)
ZAR 1 CITI 3/18/2026 –
USD –
(a)
ZAR 1 JPMC 3/18/2026 –
ZAR 155,669,108 USD 9,042,396 CITI 3/18/2026 310,118
ZAR 155,669,105 USD 9,042,378 JPMC 3/18/2026 310,136
USD 284,459 IDR 4,752,575,500 CITI
**
3/25/2026 450
USD 284,460 IDR 4,752,575,500 JPMC
**
3/25/2026 450
Total unrealized appreciation 3,721,652
AUD 1,315,000 USD 882,179 CITI 3/18/2026 (4,542)
AUD 1,315,000 USD 882,177 JPMC 3/18/2026 (4,539)
BRL 37,100,550 USD 6,787,621 CITI
**
3/18/2026 (129,922)
BRL 37,100,550 USD 6,787,607 JPMC
**
3/18/2026 (129,908)
CAD 3,352,797 USD 2,454,385 CITI 3/18/2026 (4,041)
CAD 3,352,799 USD 2,454,382 JPMC 3/18/2026 (4,037)
COP 2,106,584,196 USD 549,061 CITI
**
3/18/2026 (4,860)
COP 2,106,584,196 USD 549,060 JPMC
**
3/18/2026 (4,857)
EUR 4,678,653 USD 5,534,436 CITI 3/18/2026 (17,490)
EUR 4,678,656 USD 5,534,429 JPMC 3/18/2026 (17,479)
HUF 19,425,874 USD 59,128 CITI 3/18/2026 (15)
HUF 19,425,874 USD 59,128 JPMC 3/18/2026 (15)
ILS 237,500 USD 74,662 CITI 3/18/2026 (65)
ILS 237,500 USD 74,662 JPMC 3/18/2026 (64)
INR 247,643,862 USD 2,759,249 CITI
**
3/18/2026 (21,817)
INR 247,643,861 USD 2,759,244 JPMC
**
3/18/2026 (21,811)
JPY 6,647,827,556 USD 43,088,587 CITI 3/18/2026 (383,368)
JPY 6,647,827,558 USD 43,088,500 JPMC 3/18/2026 (383,282)
MXN 31,500,000 USD 1,740,772 CITI 3/18/2026 (3,836)
MXN 31,500,000 USD 1,740,769 JPMC 3/18/2026 (3,833)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 73,207,015 USD 7,264,045 CITI 3/18/2026 $ (3,187)
NOK 73,207,016 USD 7,264,031 JPMC 3/18/2026 (3,174)
NZD 9,329,002 USD 5,412,279 CITI 3/18/2026 (26,425)
NZD 9,328,998 USD 5,412,266 JPMC 3/18/2026 (26,414)
PEN 242,674 USD 72,053 CITI
**
3/18/2026 (49)
PEN 242,674 USD 72,053 JPMC
**
3/18/2026 (49)
SGD 1,576,500 USD 1,232,857 CITI 3/18/2026 (612)
SGD 1,576,500 USD 1,232,855 JPMC 3/18/2026 (610)
TWD 445,896,636 USD 14,320,525 CITI
**
3/18/2026 (147,301)
TWD 445,896,636 USD 14,320,496 JPMC
**
3/18/2026 (147,273)
USD 5,698,338 AUD 8,770,003 CITI 3/18/2026 (154,804)
USD 5,698,345 AUD 8,769,997 JPMC 3/18/2026 (154,793)
USD 36,136 BRL 202,000 CITI
**
3/18/2026 (113)
USD 36,136 BRL 202,000 JPMC
**
3/18/2026 (113)
USD 5,929,434 CAD 8,257,498 CITI 3/18/2026 (105,441)
USD 5,929,448 CAD 8,257,501 JPMC 3/18/2026 (105,430)
USD 51,713,432 CHF 41,156,392 CITI 3/18/2026 (645,144)
USD 51,713,535 CHF 41,156,392 JPMC 3/18/2026 (645,041)
USD 8,837,613 CNY 62,163,160 CITI
**
3/18/2026 (112,052)
USD 8,837,639 CNY 62,163,141 JPMC
**
3/18/2026 (112,023)
USD 1,181,907 CZK 24,500,000 CITI 3/18/2026 (11,205)
USD 1,181,909 CZK 24,500,000 JPMC 3/18/2026 (11,202)
USD 515,716 DKK 3,304,500 CITI 3/18/2026 (6,409)
USD 515,717 DKK 3,304,500 JPMC 3/18/2026 (6,407)
USD 13,526,600 EUR 11,568,127 CITI 3/18/2026 (114,235)
USD 13,526,627 EUR 11,568,127 JPMC 3/18/2026 (114,208)
USD 18,422,918 GBP 13,933,555 CITI 3/18/2026 (355,362)
USD 18,422,962 GBP 13,933,561 JPMC 3/18/2026 (355,326)
USD 45,034 HUF 15,000,000 CITI 3/18/2026 (611)
USD 45,034 HUF 15,000,000 JPMC 3/18/2026 (610)
USD 2,621,421 ILS 8,521,749 CITI 3/18/2026 (55,223)
USD 2,621,426 ILS 8,521,749 JPMC 3/18/2026 (55,218)
USD 4,061,542 INR 368,910,032 CITI
**
3/18/2026 (16,356)
USD 4,061,550 INR 368,910,032 JPMC
**
3/18/2026 (16,348)
USD 1,724,655 JPY 269,005,624 CITI 3/18/2026 (3,420)
USD 1,724,658 JPY 269,005,624 JPMC 3/18/2026 (3,417)
USD 15,096,427 MXN 279,632,938 CITI 3/18/2026 (322,754)
USD 15,096,457 MXN 279,632,938 JPMC 3/18/2026 (322,724)
USD 3,143,909 NOK 32,055,701 CITI 3/18/2026 (35,457)
USD 3,143,915 NOK 32,055,703 JPMC 3/18/2026 (35,451)
USD 6,918,938 NZD 12,057,618 CITI 3/18/2026 (42,212)
USD 6,918,953 NZD 12,057,621 JPMC 3/18/2026 (42,198)
USD 266,325 PHP 15,794,126 CITI
**
3/18/2026 (508)
USD 266,306 PHP 15,794,126 JPMC
**
3/18/2026 (528)
USD 3,954,543 PLN 14,424,500 CITI 3/18/2026 (61,845)
USD 3,954,551 PLN 14,424,500 JPMC 3/18/2026 (61,837)
USD 13,186,395 SEK 123,016,750 CITI 3/18/2026 (226,372)
USD 13,186,421 SEK 123,016,749 JPMC 3/18/2026 (226,346)
USD 23,639,714 SGD 30,512,720 CITI 3/18/2026 (210,048)
USD 23,639,762 SGD 30,512,721 JPMC 3/18/2026 (210,000)
USD 11,575,980 THB 370,708,335 CITI 3/18/2026 (252,271)
USD 11,576,003 THB 370,708,335 JPMC 3/18/2026 (252,248)
USD 756,658 ZAR 12,906,251 CITI 3/18/2026 (18,742)
USD 756,660 ZAR 12,906,248 JPMC 3/18/2026 (18,741)
ZAR 5,000,000 USD 300,401 CITI 3/18/2026 (3)
ZAR 5,000,000 USD 300,400 JPMC 3/18/2026 (3)
USD 432,340 IDR 7,252,575,500 CITI
**
3/25/2026 (1,066)

Consolidated Schedule of Investments
December 31, 2025
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 432,341 IDR 7,252,575,500 JPMC
**
3/25/2026 $ (1,065)
Total unrealized depreciation (6,997,805)
Net unrealized depreciation $ (3,276,153)
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 16,160,828 $ 16,160,828
CITG
Cash – (88,419) (88,419)
CITI
Investment Companies 3,847,812 – 3,847,812
GSCO
Cash – 1,929,111 1,929,111
GSIN
U.S. Treasury Bills 4,139,694 – 4,139,694
JPMC
Investment Companies 5,791,191 – 5,791,191
JPMS
Cash – 13,470,441 13,470,441
MLIN
Cash 3,945,548 – 3,945,548
MSCS
U.S. Treasury Bills 6,703,115 – 6,703,115
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 6,257,836 $ 6,257,836
JPPC
Cash – 700,996 700,996
MSCL
Cash – 1,700 1,700

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 146.1%
COMMON STOCKS - 66.2%
Australia - 0 .9%
ALS Ltd. (2)(a) 339 4,966
ANZ Group Holdings Ltd. (2)(a) 335 8,100
BHP Group Ltd. (2)(a) 143 4,316
Brambles Ltd. (2)(a) 101 1,542
Evolution Mining Ltd. (2)(a) 3,077 25,750
Glencore plc (2)(a) 949 5,188
Harvey Norman Holdings Ltd. (2)(a) 286 1,321
IGO Ltd. (2)*(a) 2,923 15,930
Mineral Resources Ltd. (2)*(a) 501 18,085
Northern Star Resources Ltd. (2)(a) 1,339 23,562
Orica Ltd. (2)(a) 372 6,008
PLS Group Ltd. (2)*(a) 6,157 17,248
SEEK Ltd. (2)(a) 288 4,423
South32 Ltd. (2)(a) 9,321 22,064
Telstra Group Ltd. (2)(a) 2,570 8,339
Westpac Banking Corp. (2)(a) 439 11,265
Whitehaven Coal Ltd. (2)(a) 2,411 12,411
190,518
Austria - 0 .0% †
Mondi plc (2)(a) 179 2,184
Belgium - 0 .3%
Ageas SA/NV (2)(a) 103 7,216
Anheuser-Busch InBev SA/NV (2)
(a) 149 9,563
KBC Group NV (2)(a) 32 4,168
Liberty Global Ltd., Class A *(a) 2,041 22,737
UCB SA (2)(a) 40 11,145
Umicore SA (2)(a) 250 5,226
60,055
Brazil - 0 .1%
Wheaton Precious Metals Corp. 134 15,753
Yara International ASA (2) 222 9,085
24,838
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 64 10,853
Alamos Gold, Inc., Class A (a) 340 13,129
Atco Ltd., Class I (a) 49 2,013
Bank of Montreal (a) 103 13,376
Bank of Nova Scotia (The) (a) 477 35,181
Barrick Mining Corp. (a) 549 23,915
Brookfield Asset Management Ltd.,
Class A (a) 63 3,300
Brookfield Infrastructure Corp.,
Class A (a) 45 2,043
Canadian Imperial Bank of
Commerce (a) 284 25,746
Capital Power Corp. (a) 137 5,844
Capstone Copper Corp. *(a) 243 2,440
Celestica, Inc. *(a) 140 41,414
Cenovus Energy, Inc. (a) 347 5,870
Finning International, Inc. (a) 229 12,408
George Weston Ltd. (a) 60 4,139
iA Financial Corp., Inc. (a) 34 4,405
Kinross Gold Corp. (a) 442 12,450
INVESTMENTS SHARES VALUE ($)
Canada - 1.6% (continued)
Loblaw Cos. Ltd. (a) 119 5,380
Lundin Gold, Inc. (a) 242 20,103
Magna International, Inc. (a) 187 9,969
Manulife Financial Corp. (a) 776 28,178
Pan American Silver Corp. (a) 200 10,369
Royal Bank of Canada (a) 174 29,663
Suncor Energy, Inc. (a) 126 5,592
TFI International, Inc. (a) 63 6,512
Toronto-Dominion Bank (The) (a) 163 15,362
Whitecap Resources, Inc. (a) 501 4,198
353,852
China - 0 .3%
BOC Hong Kong Holdings Ltd. (2) 1,000 5,075
Prosus NV (2) 313 19,381
Yangzijiang Shipbuilding Holdings
Ltd. (2) 12,000 32,418
56,874
Denmark - 0 .7%
Danske Bank A/S (2)(a) 1,036 51,734
Genmab A/S (2)*(a) 66 20,459
ISS A/S (2)(a) 549 18,704
Jyske Bank A/S (Registered) (2)(a) 93 12,728
Orsted A/S (2)*(a)(b) 454 8,667
Vestas Wind Systems A/S (2)(a) 443 11,982
Zealand Pharma A/S (2)*(a) 232 16,855
141,129
Finland - 0 .5%
Kone OYJ, Class B (2)(a) 205 14,523
Konecranes OYJ (2)(a) 24 2,628
Nordea Bank Abp (2)(a) 2,096 39,435
Wartsila OYJ Abp (2)(a) 1,229 43,512
100,098
France - 1 .8%
Air France-KLM (2)*(a) 1,159 15,664
Airbus SE (2)(a) 65 15,095
Amundi SA (2)(a)(b) 78 6,447
Arkema SA (2)(a) 32 1,950
Bouygues SA (2)(a) 116 6,030
Carrefour SA (2)(a) 1,883 31,419
Credit Agricole SA (2)(a) 2,672 55,010
Danone SA (2)(a) 249 22,460
Dassault Aviation SA (2)(a) 14 4,488
Eiffage SA (2)(a) 185 26,507
Forvia SE (2)*(a) 308 4,888
Gaztransport Et Technigaz SA (2)(a) 38 6,973
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 9 6,784
Renault SA (2)(a) 146 6,043
Safran SA (2)(a) 72 25,079
SEB SA (2)(a) 20 1,153
Societe Generale SA (2)(a) 1,131 91,049
Thales SA (2)(a) 30 8,093
TotalEnergies SE (2)(a) 1,079 70,348
Valeo SE (2)(a) 827 11,223

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 1.8% (continued)
Veolia Environnement SA (2)(a) 49 1,705
418,408
Germany - 1 .8%
adidas AG (2)(a) 8 1,583
Aurubis AG (2)(a) 49 7,093
Bayer AG (Registered) (2)(a) 494 21,428
Commerzbank AG (2)(a) 1,489 62,842
Continental AG (2)(a) 66 5,238
Daimler Truck Holding AG (2)(a) 277 11,998
Deutsche Bank AG (Registered)
(2)(a) 1,322 50,949
Deutsche Lufthansa AG
(Registered) (2)(a) 5,660 55,602
E.ON SE (2)(a) 1,409 26,679
Freenet AG (2)(a) 538 18,533
GEA Group AG (2)(a) 46 3,109
Heidelberg Materials AG (2)(a) 49 12,704
KION Group AG (2)(a) 172 13,591
Knorr-Bremse AG (2)(a) 24 2,663
Mercedes-Benz Group AG (2)(a) 669 46,376
Puma SE (2)(a) 29 753
RWE AG (2)(a) 250 13,247
Siemens AG (Registered) (2)(a) 40 11,203
Talanx AG (2)(a) 111 14,745
380,336
Hong Kong - 0 .0% †
Techtronic Industries Co. Ltd. (2)(a) 500 5,752
Italy - 1 .3%
Azimut Holding SpA (2)(a) 159 6,624
Banca Monte dei Paschi di Siena
SpA (2)(a) 2,346 24,978
Enel SpA (2)(a) 2,287 23,779
Eni SpA (2)(a) 327 6,199
Fincantieri SpA (2)*(a) 233 4,528
Generali (2)(a) 611 25,533
Intesa Sanpaolo SpA (2)(a) 4,154 28,705
Italgas SpA (2)(a) 918 10,239
Leonardo SpA (2)(a) 359 20,535
Pirelli & C SpA (2)(a)(b) 1,718 11,732
Poste Italiane SpA (2)(a)(b) 1,619 40,642
Prysmian SpA (2)(a) 156 15,562
Snam SpA (2)(a) 1,549 10,293
Telecom Italia SpA (2)*(a) 14,103 8,472
UniCredit SpA (2)(a) 241 19,961
Unipol Assicurazioni SpA (2)(a) 571 13,699
271,481
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 246 12,853
Japan - 7 .7%
Advantest Corp. (2)(a) 100 12,645
Aeon Co. Ltd. (2)(a) 2,000 31,594
Aisin Corp. (2)(a) 500 9,368
ANA Holdings, Inc. (2)(a) 700 13,294
Asahi Intecc Co. Ltd. (2)(a) 700 13,122
Asahi Kasei Corp. (2)(a) 300 2,667
Astellas Pharma, Inc. (2)(a) 3,800 50,575
INVESTMENTS SHARES VALUE ($)
Japan - 7.7% (continued)
Azbil Corp. (2)(a) 300 2,728
Brother Industries Ltd. (2)(a) 900 17,980
Canon, Inc. (2)(a) 500 14,794
Chubu Electric Power Co., Inc. (2)
(a) 1,100 16,947
Chugai Pharmaceutical Co. Ltd. (2)
(a) 300 15,738
Concordia Financial Group Ltd. (2)
(a) 2,600 21,494
Dai Nippon Printing Co. Ltd. (2)(a) 1,700 29,264
ENEOS Holdings, Inc. (2)(a) 1,800 12,735
Fuji Electric Co. Ltd. (2)(a) 100 7,584
Fujikura Ltd. (2)(a) 300 33,269
Fukuoka Financial Group, Inc. (2)
(a) 800 25,876
Hitachi Construction Machinery Co.
Ltd. (2)(a) 400 11,824
IHI Corp. (2)(a) 1,400 24,613
Inpex Corp. (2)(a) 1,000 20,001
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,000 14,525
Japan Post Bank Co. Ltd. (2)(a) 600 8,446
Japan Post Insurance Co. Ltd. (2)
(a) 700 21,051
Japan Tobacco, Inc. (2)(a) 700 25,160
Kajima Corp. (2)(a) 800 29,830
Kansai Electric Power Co., Inc.
(The) (2)(a) 3,100 48,685
Kawasaki Heavy Industries Ltd. (2)
(a) 500 33,158
Kinden Corp. (2)(a) 600 26,026
Kirin Holdings Co. Ltd. (2)(a) 200 2,994
Kobe Steel Ltd. (2)(a) 1,100 14,535
Komatsu Ltd. (2)(a) 400 12,693
Konami Group Corp. (2)(a) 100 13,581
Kyoto Financial Group, Inc. (2)(a) 700 15,331
Kyushu Electric Power Co., Inc. (2)
(a) 2,200 23,603
Makita Corp. (2)(a) 200 6,062
Marubeni Corp. (2)(a) 700 19,495
Mitsubishi Chemical Group Corp.
(2)(a) 3,400 19,902
Mitsubishi Electric Corp. (2)(a) 400 11,663
Mitsubishi Heavy Industries Ltd. (2)
(a) 200 4,882
Mitsui Chemicals, Inc. (2)(a) 400 5,115
Mizuho Financial Group, Inc. (2)(a) 1,400 51,091
MS&AD Insurance Group Holdings,
Inc. (2)(a) 1,400 32,868
Murata Manufacturing Co. Ltd. (2)
(a) 400 8,267
Nexon Co. Ltd. (2)(a) 100 2,443
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 600 12,842
Nippon Steel Corp. (2)(a) 4,000 16,368
Nissan Chemical Corp. (2)(a) 300 10,309
Niterra Co. Ltd. (2)(a) 600 26,435
Nomura Holdings, Inc. (2)(a) 9,600 79,972
Obayashi Corp. (2)(a) 1,200 25,114
Oji Holdings Corp. (2)(a) 2,100 11,530

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 7.7% (continued)
Open House Group Co. Ltd. (2)(a) 100 5,870
ORIX Corp. (2)(a) 1,500 43,871
Otsuka Corp. (2)(a) 400 8,242
Otsuka Holdings Co. Ltd. (2)(a) 700 39,591
Panasonic Holdings Corp. (2)(a) 2,600 33,707
Rakuten Group, Inc. (2)*(a) 300 1,922
Resona Holdings, Inc. (2)(a) 2,800 26,650
Ricoh Co. Ltd. (2)(a) 400 3,520
Sanwa Holdings Corp. (2)(a) 300 7,811
Seiko Epson Corp. (2)(a) 400 5,070
Shimizu Corp. (2)(a) 2,500 42,684
Shizuoka Financial Group, Inc. (2)
(a) 2,500 38,817
Sojitz Corp. (2)(a) 1,300 40,430
Sony Financial Group, Inc. * 300 318
Subaru Corp. (2)(a) 1,700 36,603
Sumitomo Corp. (2)(a) 700 24,229
Sumitomo Electric Industries Ltd.
(2)(a) 1,200 48,333
Sumitomo Forestry Co. Ltd. (2)(a) 300 3,054
Sumitomo Metal Mining Co. Ltd.
(2)(a) 300 12,013
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,400 42,665
Taisei Corp. (2)(a) 200 18,954
TBS Holdings, Inc. (2)(a) 400 14,762
TDK Corp. (2)(a) 100 1,415
Tokyo Century Corp. (2)(a) 300 3,890
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,600 6,728
Tokyo Gas Co. Ltd. (2)(a) 600 23,787
Toyo Suisan Kaisha Ltd. (2)(a) 200 13,720
Toyota Motor Corp. (2)(a) 1,400 30,068
Toyota Tsusho Corp. (2)(a) 700 23,603
USS Co. Ltd. (2)(a) 500 5,471
Yamato Holdings Co. Ltd. (2)(a) 200 2,816
Yamazaki Baking Co. Ltd. (2)(a) 900 18,884
Yokogawa Electric Corp. (2)(a) 900 28,864
Zensho Holdings Co. Ltd. (2)(a) 100 5,730
1,686,180
Luxembourg - 0 .2%
ArcelorMittal SA (2) 740 33,980
Netherlands - 0 .6%
Aalberts NV (2)(a) 7 231
ABN AMRO Bank NV, CVA (2)(a)(b) 731 25,540
Argenx SE (2)*(a) 21 17,714
ASML Holding NV (2)(a) 30 32,325
ASR Nederland NV (2)(a) 113 8,040
EXOR NV (2)(a) 7 595
Koninklijke KPN NV (2)(a) 633 2,958
Koninklijke Vopak NV (2)(a) 5 223
NN Group NV (2)(a) 402 31,012
SBM Offshore NV (2)(a) 147 4,230
122,868
Nigeria - 0 .1%
Airtel Africa plc (2)(b) 2,691 12,891
INVESTMENTS SHARES VALUE ($)
Norway - 0 .1%
Kongsberg Gruppen ASA (2)(a) 188 4,818
Norsk Hydro ASA (2)(a) 2,231 17,221
Orkla ASA (2)(a) 524 5,835
27,874
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 17,045 17,943
Singapore - 0 .2%
DBS Group Holdings Ltd. (2) 500 21,902
Singapore Technologies
Engineering Ltd. (2) 600 3,920
Singapore Telecommunications
Ltd. (2) 4,200 14,860
40,682
South Africa - 0 .0% †
Anglo American plc (2) 43 1,779
Spain - 0 .4%
Acciona SA (2)(a) 12 2,612
ACS Actividades de Construccion y
Servicios SA (2)(a) 24 2,382
Bankinter SA (2)(a) 182 3,017
Enagas SA (2)(a) 277 4,281
Fluidra SA (2)(a) 103 2,790
Indra Sistemas SA (2)(a) 581 33,027
Repsol SA (2)(a) 1,916 35,750
83,859
Sweden - 1 .3%
Alfa Laval AB (2)(a) 169 8,474
Autoliv, Inc. (a)(c) 450 53,414
Boliden AB (2)*(a) 200 11,079
Embracer Group AB (2)*(a) 530 3,470
EQT AB (2)(a) 346 13,517
Husqvarna AB, Class B (2)(a) 965 4,838
Saab AB, Class B (2)(a) 421 24,427
Sandvik AB (2)(a) 517 16,700
SSAB AB, Class B (2)(a) 828 6,200
Svenska Handelsbanken AB, Class
A (2)(a) 523 7,577
Swedbank AB, Class A (2)(a) 535 18,562
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,763 56,085
Telia Co. AB (2)(a) 8,416 35,970
Volvo AB, Class B (2)(a) 642 20,431
280,744
Switzerland - 0 .9%
ABB Ltd. (Registered) (2)(a) 410 30,223
Adecco Group AG (Registered) (2)
(a) 197 5,674
Avolta AG (2)*(a) 30 1,769
Barry Callebaut AG (Registered)
(2)(a) 7 11,444
Belimo Holding AG (Registered)
(2)(a) 11 10,748
Flughafen Zurich AG (Registered)
(2)(a) 38 12,029

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.9% (continued)
Galderma Group AG (2)(a) 25 5,091
Galenica AG (a)(b) 54 6,661
Geberit AG (Registered) (2)(a) 13 10,096
Julius Baer Group Ltd. (2)(a) 47 3,672
Kuehne + Nagel International AG
(Registered) (2)(a) 9 1,930
Logitech International SA
(Registered) (2)(a) 61 6,193
Lonza Group AG (Registered) (2)(a) 3 2,023
Schindler Holding AG (2)(a) 54 20,308
Swissquote Group Holding SA
(Registered) (2)(a) 20 12,143
TE Connectivity plc (a) 9 2,048
Temenos AG (Registered) (2)(a) 194 19,294
UBS Group AG (Registered) (2)(a) 539 24,887
186,233
Thailand - 0 .1%
Fabrinet *(a)(c) 39 17,756
United Kingdom - 1 .1%
Babcock International Group plc
(2)(a) 236 3,933
Barclays plc (2)(a) 336 2,151
Burberry Group plc (2)*(a) 114 1,938
Centrica plc (2)(a) 10,368 23,640
easyJet plc (2)(a) 5,273 36,172
HSBC Holdings plc (2)(a) 282 4,438
Imperial Brands plc (2)(a) 106 4,451
InterContinental Hotels Group plc
(2)(a) 65 9,134
International Consolidated Airlines
Group SA (2)(a) 6,033 33,497
ITV plc (2)(a) 1,581 1,744
Lloyds Banking Group plc (2)(a) 12,754 16,870
NatWest Group plc (2)(a) 874 7,667
Next plc (2)(a) 16 2,946
Rolls-Royce Holdings plc (2)(a) 1,190 18,404
Severn Trent plc (2)(a) 52 1,953
TechnipFMC plc (a)(c) 631 28,116
Tesco plc (2)(a) 987 5,870
Vodafone Group plc (2)(a) 16,203 21,599
WPP plc (2)(a) 747 3,356
227,879
United States - 44 .0%
3M Co. (a) 283 45,308
A O Smith Corp. (a)(c) 60 4,013
Abercrombie & Fitch Co., Class A
*(a) 413 51,984
Accenture plc, Class A (a) 120 32,196
Acerinox SA (2)(a) 985 14,580
Acuity, Inc. (a) 43 15,482
Adobe, Inc. *(a) 189 66,148
ADT, Inc. (a) 3,077 24,831
Advanced Drainage Systems, Inc.
(a) 17 2,462
Advanced Micro Devices, Inc. *(a)
(c) 26 5,568
Aegon Ltd. (2)(a) 2,956 22,987
AES Corp. (The) (a)(c) 406 5,822
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Affirm Holdings, Inc., Class A *(a)(c) 46 3,424
Aflac, Inc. (a)(c) 117 12,902
Agilent Technologies, Inc. (a)(c) 188 25,581
Air Lease Corp., Class A (a)(c) 37 2,377
Airbnb, Inc., Class A *(a) 671 91,067
Akamai Technologies, Inc. *(a)(c) 333 29,054
Albemarle Corp. (a)(c) 181 25,601
Alcoa Corp. (a)(c) 1,105 58,720
Align Technology, Inc. *(a)(c) 196 30,605
Allison Transmission Holdings, Inc.
(a) 18 1,762
Allstate Corp. (The) (a) 95 19,774
Ally Financial, Inc. (a) 126 5,707
Alphabet, Inc., Class A (a) 89 27,857
Amcor plc (a)(c) 2,054 17,130
Amentum Holdings, Inc. *(a)(c) 599 17,371
Ameren Corp. (a)(c) 465 46,435
American Electric Power Co., Inc.
(a) 359 41,396
American Express Co. (a) 68 25,157
American Homes 4 Rent, Class A,
REIT (a) 766 24,589
Ameriprise Financial, Inc. (a) 61 29,911
AMETEK, Inc. (a) 78 16,014
Amkor Technology, Inc. (a)(c) 47 1,856
Amphenol Corp., Class A (a)(c) 293 39,596
Antero Resources Corp. *(a)(c) 132 4,549
AP Moller - Maersk A/S, Class B
(2)(a) 8 18,356
APA Corp. (a)(c) 442 10,811
Apellis Pharmaceuticals, Inc. *(a)(c) 127 3,190
API Group Corp. *(a)(c) 103 3,941
Apple, Inc. (a) 69 18,758
Applied Industrial Technologies,
Inc. (a) 55 14,122
AppLovin Corp., Class A *(a)(c) 5 3,369
AptarGroup, Inc. (a) 249 30,368
Aramark (a)(c) 42 1,548
Arista Networks, Inc. *(a)(c) 290 37,999
Ashland, Inc. (a)(c) 156 9,153
Associated Banc-Corp. (a)(c) 88 2,267
Assurant, Inc. (a) 11 2,649
Assured Guaranty Ltd. (a)(c) 135 12,132
AST SpaceMobile, Inc. *(a)(c) 24 1,743
ATI, Inc. *(a) 68 7,804
Atmos Energy Corp. (a)(c) 222 37,214
AutoNation, Inc. *(a)(c) 34 7,020
Axis Capital Holdings Ltd. (a) 398 42,622
Bank of America Corp. (a) 521 28,655
Bank of New York Mellon Corp.
(The) (a)(c) 333 38,658
Becton Dickinson & Co. (a)(c) 92 17,854
Best Buy Co., Inc. (a)(c) 291 19,477
BILL Holdings, Inc. *(a)(c) 136 7,417
Biogen, Inc. *(a)(c) 70 12,319
Bio-Rad Laboratories, Inc., Class
A *(a)(c) 10 3,030
Black Hills Corp. (a)(c) 55 3,818
BOK Financial Corp. (a)(c) 68 8,055
Booking Holdings, Inc. (a)(c) 7 37,487

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Boston Beer Co., Inc. (The), Class
A *(a) 2 390
Brink's Co. (The) (a) 68 7,938
Bristol-Myers Squibb Co. (a) 1,843 99,410
Broadcom, Inc. (a)(c) 46 15,921
Brunswick Corp. (a)(c) 239 17,743
Bunge Global SA (a)(c) 251 22,359
Burlington Stores, Inc. *(a) 7 2,022
Buzzi SpA (2)(a) 235 14,206
CACI International, Inc., Class A
*(a) 41 21,845
Capital One Financial Corp. (a) 46 11,149
CarMax, Inc. *(a)(c) 230 8,887
Carnival Corp. *(a)(c) 364 11,117
Caterpillar, Inc. (a) 116 66,453
CCC Intelligent Solutions Holdings,
Inc. *(a)(c) 1,216 9,667
Cencora, Inc. (a) 36 12,159
Centene Corp. *(a) 2,129 87,607
CH Robinson Worldwide, Inc. (a) 27 4,341
Charles Schwab Corp. (The) (a) 160 15,986
Chubb Ltd. (a) 264 82,400
Churchill Downs, Inc. (a)(c) 126 14,336
Ciena Corp. *(a)(c) 158 36,951
Cirrus Logic, Inc. *(a)(c) 58 6,873
Citigroup, Inc. (a) 422 49,243
Citizens Financial Group, Inc. (a)(c) 876 51,167
CME Group, Inc. (a) 42 11,469
CNX Resources Corp. *(a)(c) 234 8,604
Coca-Cola Consolidated, Inc. (a) 299 45,837
Coherent Corp. *(a)(c) 24 4,430
Comfort Systems USA, Inc. (a) 38 35,465
Confluent, Inc., Class A *(a)(c) 949 28,698
Cooper Cos., Inc. (The) *(a)(c) 361 29,588
COPT Defense Properties, REIT (a) 380 10,564
Corcept Therapeutics, Inc. *(a)(c) 78 2,714
Corning, Inc. (a) 154 13,484
Crane Co. (a) 64 11,804
CRH plc (a)(c) 221 27,581
Crown Holdings, Inc. (a)(c) 638 65,695
CubeSmart, REIT (a)(c) 506 18,241
Cummins, Inc. (a)(c) 107 54,618
Curtiss-Wright Corp. (a) 45 24,807
Danaher Corp. (a)(c) 48 10,988
Dell Technologies, Inc., Class C (a)
(c) 84 10,574
Delta Air Lines, Inc. (a) 1,142 79,255
Dick's Sporting Goods, Inc. (a)(c) 10 1,980
Dillard's, Inc., Class A (a) 6 3,638
Docusign, Inc., Class A *(a) 180 12,312
Domino's Pizza, Inc. (a)(c) 34 14,172
Donaldson Co., Inc. (a) 114 10,107
Dow, Inc. (a)(c) 951 22,234
DTE Energy Co. (a) 278 35,856
Duke Energy Corp. (a)(c) 182 21,332
DuPont de Nemours, Inc. (a)(c) 82 3,296
East West Bancorp, Inc. (a) 126 14,161
Ecolab, Inc. (a)(c) 77 20,214
Edison International (a)(c) 486 29,170
Electronic Arts, Inc. (a) 72 14,712
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Elevance Health, Inc. (a) 41 14,373
Eli Lilly & Co. (a) 38 40,838
EMCOR Group, Inc. (a)(c) 52 31,813
EnerSys (a) 24 3,522
Envista Holdings Corp. *(a)(c) 329 7,143
EPR Properties, REIT (a) 94 4,691
Equity LifeStyle Properties, Inc.,
REIT (a)(c) 448 27,153
Essent Group Ltd. (a)(c) 65 4,226
Evercore, Inc., Class A (a) 62 21,096
Eversource Energy (a)(c) 850 57,231
Exact Sciences Corp. *(a) 145 14,726
Exelixis, Inc. *(a)(c) 757 33,179
Expedia Group, Inc. (a)(c) 187 52,979
Exxon Mobil Corp. (a) 103 12,395
F&G Annuities & Life, Inc. 3 93
Fair Isaac Corp. *(a) 16 27,050
Federal Realty Investment Trust,
REIT (a) 153 15,422
Federated Hermes, Inc., Class B
(a)(c) 330 17,183
FedEx Corp. (a) 344 99,367
Ferguson Enterprises, Inc. (a) 59 13,135
Fidelity National Financial, Inc. (a)
(c) 64 3,494
Fifth Third Bancorp (a)(c) 286 13,388
First Hawaiian, Inc. (a) 290 7,337
First Industrial Realty Trust, Inc.,
REIT (a) 72 4,123
First Solar, Inc. *(a)(c) 53 13,845
FirstCash Holdings, Inc. (a) 69 10,997
Fiserv, Inc. *(a)(c) 709 47,624
Flex Ltd. *(a)(c) 126 7,613
Flowserve Corp. (a)(c) 177 12,280
Fluor Corp. *(a)(c) 357 14,148
FNB Corp. (a)(c) 547 9,354
Ford Motor Co. (a) 2,253 29,559
Fortinet, Inc. *(a)(c) 83 6,591
Gap, Inc. (The) (a)(c) 247 6,323
Garmin Ltd. (a)(c) 50 10,143
Gartner, Inc. *(a)(c) 274 69,125
GATX Corp. (a)(c) 9 1,526
GCI Liberty, Inc., Class C *(a)(c) 160 5,954
GE Aerospace (a)(c) 108 33,267
GE HealthCare Technologies, Inc.
(a) 100 8,202
GE Vernova, Inc. (a) 23 15,032
General Dynamics Corp. (a) 142 47,806
General Motors Co. (a) 918 74,652
Genpact Ltd. (a) 496 23,203
Genuine Parts Co. (a)(c) 35 4,304
Globe Life, Inc. (a)(c) 63 8,811
Goldman Sachs Group, Inc. (The)
(a)(c) 61 53,619
Goodyear Tire & Rubber Co. (The)
*(a) 1,854 16,241
Graham Holdings Co., Class B (a) 10 10,986
Greif, Inc., Class A (a)(c) 38 2,573
GSK plc (2)(a) 381 9,341
Haemonetics Corp. *(a)(c) 418 33,503

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Halliburton Co. (a)(c) 406 11,474
Halozyme Therapeutics, Inc. *(a)(c) 149 10,028
Hanover Insurance Group, Inc.
(The) (a) 115 21,019
Hartford Insurance Group, Inc.
(The) (a) 102 14,056
Hasbro, Inc. (a)(c) 709 58,138
HCA Healthcare, Inc. (a) 79 36,882
Hexcel Corp. (a)(c) 24 1,774
Holcim AG (2)(a) 644 62,694
Hologic, Inc. *(a)(c) 221 16,462
Host Hotels & Resorts, Inc., REIT
(a)(c) 376 6,666
Howard Hughes Holdings, Inc. *(a)
(c) 145 11,567
HubSpot, Inc. *(a) 3 1,204
Humana, Inc. (a)(c) 11 2,817
Huntington Ingalls Industries, Inc.
(a)(c) 6 2,040
Hyatt Hotels Corp., Class A (a)(c) 30 4,810
IAC, Inc. *(a)(c) 151 5,904
IDEXX Laboratories, Inc. *(a)(c) 18 12,178
Illinois Tool Works, Inc. (a) 155 38,177
Illumina, Inc. *(a)(c) 752 98,631
Incyte Corp. *(a)(c) 252 24,890
Ingredion, Inc. (a)(c) 560 61,746
Insmed, Inc. *(a)(c) 61 10,616
Intel Corp. *(a)(c) 1,164 42,952
International Bancshares Corp. (a)
(c) 92 6,112
International Business Machines
Corp. (a)(c) 189 55,984
Invesco Ltd. (a)(c) 601 15,788
IPG Photonics Corp. *(a)(c) 38 2,721
IQVIA Holdings, Inc. *(a)(c) 224 50,492
ITT, Inc. (a) 36 6,246
J M Smucker Co. (The) (a)(c) 49 4,793
Janus Henderson Group plc (a) 286 13,605
Jazz Pharmaceuticals plc *(a)(c) 161 27,370
JB Hunt Transport Services, Inc. (a) 137 26,625
Jefferies Financial Group, Inc. (a)(c) 464 28,754
Johnson & Johnson (a) 59 12,210
Johnson Controls International plc
(a)(c) 193 23,112
Jones Lang LaSalle, Inc. * 95 31,965
KB Home (a) 486 27,415
KBR, Inc. (a) 491 19,738
Kemper Corp. (a) 568 23,027
Kinder Morgan, Inc. (a)(c) 691 18,996
Kite Realty Group Trust, REIT (a)(c) 550 13,184
KLA Corp. (a) 5 6,075
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 45 2,353
Lam Research Corp. (a) 350 59,913
Lamar Advertising Co., Class A,
REIT (a)(c) 237 29,999
Landstar System, Inc. (a) 33 4,742
Las Vegas Sands Corp. (a) 639 41,593
Lear Corp. (a) 87 9,970
Leidos Holdings, Inc. (a) 126 22,730
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Lineage, Inc., REIT (a)(c) 23 805
LivaNova plc *(a)(c) 260 15,998
Loews Corp. (a)(c) 72 7,582
Lowe's Cos., Inc. (a)(c) 247 59,567
Lyft, Inc., Class A *(a)(c) 1,534 29,714
Macy's, Inc. (a) 534 11,775
Marzetti Co. (The) (a) 58 9,536
MasTec, Inc. *(a) 57 12,390
Mattel, Inc. *(a) 844 16,745
Maximus, Inc. (a)(c) 149 12,862
McDonald's Corp. (a)(c) 158 48,290
McKesson Corp. (a) 61 50,038
Medical Properties Trust, Inc., REIT
(a)(c) 3,744 18,720
Medpace Holdings, Inc. *(a)(c) 66 37,069
Medtronic plc (a) 66 6,340
Merck & Co., Inc. (a) 981 103,259
MetLife, Inc. (a) 748 59,047
Mettler-Toledo International, Inc.
*(a) 7 9,759
MGIC Investment Corp. (a) 301 8,795
MGM Resorts International *(a) 47 1,715
Micron Technology, Inc. (a)(c) 247 70,496
Moderna, Inc. *(a)(c) 100 2,949
Molson Coors Beverage Co., Class
B (a)(c) 926 43,226
MongoDB, Inc., Class A *(a)(c) 47 19,725
Monolithic Power Systems, Inc. (a)
(c) 2 1,813
Monster Beverage Corp. *(a)(c) 324 24,841
Morningstar, Inc. (a) 50 10,866
MSCI, Inc., Class A (a)(c) 52 29,834
Mueller Industries, Inc. (a)(c) 301 34,555
Nasdaq, Inc. (a)(c) 385 37,395
Natera, Inc. *(a)(c) 143 32,760
nCino, Inc. *(a)(c) 820 21,025
NetApp, Inc. (a)(c) 99 10,602
Neurocrine Biosciences, Inc. *(a) 28 3,971
New York Times Co. (The), Class
A (a) 582 40,402
NewMarket Corp. (a) 13 8,934
Newmont Corp. (a) 444 44,333
Nextpower, Inc., Class A *(a)(c) 225 19,600
NiSource, Inc. (a)(c) 431 17,999
Northern Trust Corp. (a)(c) 91 12,430
Northwestern Energy Group, Inc.
(a) 60 3,872
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 1,429 31,895
NOV, Inc. (a)(c) 551 8,612
Novartis AG (Registered) (2)(a) 726 100,039
NRG Energy, Inc. (a) 40 6,370
Nutanix, Inc., Class A *(a) 747 38,612
NVIDIA Corp. (a) 232 43,268
OGE Energy Corp. (a)(c) 206 8,796
Old National Bancorp (a)(c) 482 10,753
Old Republic International Corp. (a) 547 24,965
Omega Healthcare Investors, Inc.,
REIT (a) 700 31,038
Omnicom Group, Inc. (a) 1,067 86,160

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
ONE Gas, Inc. (a)(c) 66 5,099
OneMain Holdings, Inc. (a) 117 7,903
Onto Innovation, Inc. *(a) 60 9,472
PACCAR, Inc. (a)(c) 226 24,749
Packaging Corp. of America (a)(c) 46 9,487
Palantir Technologies, Inc., Class
A *(a)(c) 100 17,775
Park Hotels & Resorts, Inc., REIT
(a)(c) 2,112 22,092
Paylocity Holding Corp. *(a) 132 20,130
PBF Energy, Inc., Class A (a)(c) 127 3,444
Pegasystems, Inc. (a)(c) 280 16,722
Penn Entertainment, Inc. *(a)(c) 1,028 15,163
Pentair plc (a)(c) 193 20,099
Penumbra, Inc. *(a) 55 17,100
PepsiCo, Inc. (a) 657 94,292
Pfizer, Inc. (a) 1,332 33,167
PG&E Corp. (a) 7,011 112,666
Phillips 66 (a) 188 24,260
PNC Financial Services Group, Inc.
(The) (a)(c) 392 81,822
Polaris, Inc. (a) 499 31,562
Popular, Inc. 187 23,285
Portland General Electric Co. (a) 1,175 56,388
Primerica, Inc. (a)(c) 61 15,760
Principal Financial Group, Inc. (a) 391 34,490
Prologis, Inc., REIT (a)(c) 179 22,851
Prosperity Bancshares, Inc. (a) 159 10,988
Prudential Financial, Inc. (a)(c) 46 5,192
PulteGroup, Inc. (a) 98 11,491
Pure Storage, Inc., Class A *(a)(c) 35 2,345
PVH Corp. (a)(c) 58 3,887
Ralph Lauren Corp., Class A (a) 15 5,304
Range Resources Corp. (a)(c) 148 5,218
Raymond James Financial, Inc. (a)
(c) 52 8,351
Reddit, Inc., Class A *(a)(c) 16 3,678
Regeneron Pharmaceuticals, Inc.
(a) 53 40,909
Reinsurance Group of America, Inc.
(a)(c) 231 46,999
RenaissanceRe Holdings Ltd. (a)(c) 155 43,580
Rexford Industrial Realty, Inc., REIT
(a)(c) 62 2,401
Reynolds Consumer Products, Inc.
(a)(c) 302 6,922
Rivian Automotive, Inc., Class A
*(a)(c) 1,499 29,545
Robinhood Markets, Inc., Class A
*(a)(c) 182 20,584
Roche Holding AG (2)(a) 2 845
Roivant Sciences Ltd. *(a)(c) 500 10,850
Roku, Inc., Class A *(a) 180 19,528
Rollins, Inc. (a) 348 20,887
Ross Stores, Inc. (a)(c) 159 28,642
Royal Gold, Inc. (a)(c) 41 9,114
Royalty Pharma plc, Class A (a)(c) 353 13,640
RTX Corp. (a) 34 6,236
Ryan Specialty Holdings, Inc.,
Class A (a)(c) 63 3,253
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Ryder System, Inc. (a)(c) 67 12,823
Sabra Health Care REIT, Inc., REIT
(a)(c) 1,259 23,845
Saia, Inc. *(a)(c) 27 8,816
Salesforce, Inc. (a) 345 91,393
Samsara, Inc., Class A *(a)(c) 155 5,495
Sandisk Corp. *(a)(c) 85 20,177
Sanofi SA (2)(a) 93 8,998
Sarepta Therapeutics, Inc. *(a)(c) 1,018 21,907
Schneider National, Inc., Class B
(a) 190 5,041
Science Applications International
Corp. (a)(c) 182 18,320
Seagate Technology Holdings plc
(a)(c) 75 20,654
Selective Insurance Group, Inc. (a) 483 40,413
Service Corp. International (a) 270 21,052
SharkNinja, Inc. *(a)(c) 68 7,609
Signify NV (2)(a)(b) 430 10,574
Simon Property Group, Inc., REIT
(a)(c) 135 24,990
Simpson Manufacturing Co., Inc.
(a)(c) 6 969
Sirius XM Holdings, Inc. (a)(c) 717 14,336
Smurfit WestRock plc (a)(c) 1,298 50,194
Snap, Inc., Class A *(a)(c) 1,067 8,611
Snap-on, Inc. (a)(c) 71 24,467
Snowflake, Inc., Class A *(a)(c) 27 5,923
SoFi Technologies, Inc. *(a)(c) 62 1,623
Sotera Health Co. *(a)(c) 415 7,321
Southwest Airlines Co. (a)(c) 223 9,217
Spire, Inc. (a)(c) 150 12,405
Sprouts Farmers Market, Inc. *(a)(c) 250 19,918
SS&C Technologies Holdings, Inc.
(a)(c) 295 25,789
StandardAero, Inc. *(a)(c) 113 3,241
Stanley Black & Decker, Inc. (a)(c) 33 2,451
State Street Corp. (a)(c) 163 21,029
Steel Dynamics, Inc. (a)(c) 54 9,150
STERIS plc (a)(c) 134 33,972
Stifel Financial Corp. (a) 221 27,674
Synchrony Financial (a) 167 13,933
Talen Energy Corp. *(a)(c) 26 9,746
Target Corp. (a) 167 16,324
Taylor Morrison Home Corp., Class
A *(a) 700 41,209
TD SYNNEX Corp. (a)(c) 67 10,065
Tempus AI, Inc. *(a)(c) 84 4,960
Tenet Healthcare Corp. *(a)(c) 81 16,096
Teradata Corp. *(a)(c) 436 13,272
Tesla, Inc. *(a)(c) 11 4,947
Texas Capital Bancshares, Inc. *(a)
(c) 138 12,495
Texas Roadhouse, Inc., Class A (a)
(c) 22 3,652
Textron, Inc. (a) 649 56,573
TJX Cos., Inc. (The) (a) 326 50,077
Toll Brothers, Inc. (a)(c) 379 51,248
Travel + Leisure Co. (a)(c) 121 8,534
Travelers Cos., Inc. (The) (a) 242 70,195

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Trex Co., Inc. *(a) 268 9,401
Trimble, Inc. *(a)(c) 122 9,559
Truist Financial Corp. (a)(c) 976 48,029
Tyson Foods, Inc., Class A (a)(c) 911 53,403
Ultragenyx Pharmaceutical, Inc. *(a) 470 10,810
Union Pacific Corp. (a) 138 31,922
United Airlines Holdings, Inc. *(a) 345 38,578
United Parcel Service, Inc., Class
B (a) 835 82,824
United Therapeutics Corp. *(a) 73 35,569
Unity Software, Inc. *(a)(c) 101 4,461
Universal Health Services, Inc.,
Class B (a) 80 17,442
Unum Group (a) 80 6,200
US Bancorp (a) 981 52,346
UWM Holdings Corp., Class A 542 2,374
Valaris Ltd. *(a)(c) 49 2,470
Valmont Industries, Inc. (a)(c) 29 11,667
Ventas, Inc., REIT (a)(c) 355 27,470
Veralto Corp. 142 14,169
Verizon Communications, Inc. (a) 537 21,872
Vertiv Holdings Co., Class A (a)(c) 186 30,134
VF Corp. (a)(c) 709 12,819
Viatris, Inc. (a) 1,182 14,716
Viking Holdings Ltd. *(a)(c) 248 17,710
Virtu Financial, Inc., Class A (a)(c) 296 9,863
Vornado Realty Trust, REIT (a)(c) 1,130 37,606
Walmart, Inc. (a)(c) 553 61,610
Warner Music Group Corp., Class
A (a)(c) 980 30,057
Watts Water Technologies, Inc.,
Class A (a)(c) 53 14,629
Wayfair, Inc., Class A *(a)(c) 114 11,447
WEC Energy Group, Inc. (a)(c) 143 15,081
Wells Fargo & Co. (a)(c) 228 21,250
Welltower, Inc., REIT (a)(c) 93 17,262
WESCO International, Inc. (a)(c) 74 18,103
West Pharmaceutical Services,
Inc. (a) 36 9,905
Western Union Co. (The) (a)(c) 1,527 14,216
Westinghouse Air Brake
Technologies Corp. (a) 186 39,702
WEX, Inc. *(a)(c) 210 31,286
Whirlpool Corp. (a) 67 4,833
Williams-Sonoma, Inc. (a)(c) 27 4,822
Wintrust Financial Corp. (a) 49 6,851
Woodward, Inc. (a) 37 11,186
WW Grainger, Inc. (a)(c) 2 2,018
Wynn Resorts Ltd. (a)(c) 97 11,672
Zions Bancorp NA (a) 218 12,762
Zoom Communications, Inc., Class
A *(a) 775 66,875
ZoomInfo Technologies, Inc., Class
A *(a)(c) 183 1,861
9,451,112
TOTAL COMMON STOCKS
(Cost $12,338,629) 14,210,158
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference) (2)(a)
(Cost $29,110) 233 28,435
SHORT-TERM INVESTMENTS - 79.5%
INVESTMENT COMPANIES - 35 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 511,821 511,821
Limited Purpose Cash Investment
Fund, 3.78% (d) 7,147,535 7,147,535
TOTAL INVESTMENT COMPANIES
(Cost $7,659,051) 7,659,356
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .9%
U.S. Treasury Bills
3.96%, 2/19/2026 (2)(f) $ 1,302,000 1,295,814
3.77%, 4/2/2026 (2)(f) 2,500,000 2,477,790
3.77%, 4/9/2026 (2)(f) 910,000 901,281
3.71%, 4/30/2026 (2)(f) 828,000 818,430
3.77%, 5/7/2026 (2)(f) 2,342,000 2,313,268
3.76%, 5/14/2026 (2)(f) 1,109,000 1,094,787
3.78%, 5/21/2026 (2)(f) 264,000 260,429
3.70%, 6/4/2026 (2)(f) 109,000 107,386
3.55%, 6/25/2026 (2)(f) 178,000 175,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,438,660) 9,444,185
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,097,711) 17,103,541
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 2,738,200
Expiration Date: 6/18/2026 (2) 4 63,059
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 2,766,972 11,440
TOTAL PURCHASED OPTIONS
(Cost $83,697) 74,499
TOTAL LONG POSITIONS
(Cost $29,549,147) 31,416,633

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (72.1)%
COMMON STOCKS - (72.1)%
Australia - ( 2 .5 ) %
AGL Energy Ltd. (2) (786) (4,871)
Ampol Ltd. (2) (270) (5,738)
APA Group (2) (1,656) (9,895)
Atlas Arteria Ltd. (2) (2,893) (9,410)
CAR Group Ltd. (2) (746) (15,279)
Cleanaway Waste Management
Ltd. (2) (6,070) (10,465)
Cochlear Ltd. (2) (179) (31,078)
Coles Group Ltd. (2) (1,330) (19,010)
Commonwealth Bank of Australia
(2) (747) (79,733)
Computershare Ltd. (2) (191) (4,329)
CSL Ltd. (2) (225) (25,893)
Domino's Pizza Enterprises Ltd. (2) (645) (9,019)
Dyno Nobel Ltd. (2) (1,247) (2,665)
Insurance Australia Group Ltd. (2) (865) (4,591)
Lendlease Corp. Ltd. (2) (847) (2,927)
Lynas Rare Earths Ltd. (2) (1,708) (14,008)
Macquarie Group Ltd. (2) (176) (23,783)
Medibank Pvt Ltd. (2) (7,231) (23,077)
National Australia Bank Ltd. (2) (827) (23,253)
New Hope Corp. Ltd. (2) (742) (1,991)
NEXTDC Ltd. (2) (3,023) (25,169)
Origin Energy Ltd. (2) (310) (2,367)
Pro Medicus Ltd. (2) (7) (1,028)
QBE Insurance Group Ltd. (2) (186) (2,463)
Qube Holdings Ltd. (2) (2,718) (8,623)
Ramsay Health Care Ltd. (2) (790) (18,064)
REA Group Ltd. (2) (94) (11,459)
Reece Ltd. (2) (1,018) (9,062)
Rio Tinto plc (2) (21) (1,692)
Santos Ltd. (2) (3,540) (14,539)
SGH Ltd. (2) (123) (3,796)
Sonic Healthcare Ltd. (2) (20) (301)
Suncorp Group Ltd. (2) (906) (10,636)
Telix Pharmaceuticals Ltd. (2) (235) (1,757)
Transurban Group (2) (5,462) (51,689)
Treasury Wine Estates Ltd. (2) (1,702) (5,939)
Washington H Soul Pattinson & Co.
Ltd. (2) (314) (7,769)
Wesfarmers Ltd. (2) (255) (13,738)
WiseTech Global Ltd. (2) (157) (7,138)
Woodside Energy Group Ltd. (2) (117) (1,824)
Woolworths Group Ltd. (2) (998) (19,526)
(539,594)
Belgium - ( 0 .0 ) % †
D'ieteren Group (2) (57) (10,267)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (20) (40,285)
Canada - ( 2 .5 ) %
Algonquin Power & Utilities Corp. (153) (941)
Alimentation Couche-Tard, Inc. (309) (16,876)
AltaGas Ltd. (235) (7,165)
AtkinsRealis Group, Inc. (140) (9,037)
Brookfield Corp., Class A (24) (1,102)
INVESTMENTS SHARES VALUE ($)
Canada - (2.5)% (continued)
CAE, Inc. (138) (4,197)
Cameco Corp. (37) (3,388)
Canadian National Railway Co. (105) (10,385)
Canadian Pacific Kansas City Ltd. (229) (16,859)
Canadian Tire Corp. Ltd., Class A (90) (11,405)
Canadian Utilities Ltd., Class A (671) (20,889)
CCL Industries, Inc., Class B (25) (1,579)
CGI, Inc. (195) (18,012)
Constellation Software, Inc. (6) (14,432)
Descartes Systems Group, Inc.
(The) (116) (10,176)
Element Fleet Management Corp. (355) (9,324)
Emera, Inc. (590) (29,076)
Enbridge, Inc. (219) (10,480)
Equinox Gold Corp. (383) (5,383)
Franco-Nevada Corp. (10) (2,073)
Gildan Activewear, Inc. (249) (15,564)
Hydro One Ltd. (b) (1,189) (47,333)
IGM Financial, Inc. (44) (1,981)
Intact Financial Corp. (51) (10,617)
Keyera Corp. (269) (8,623)
National Bank of Canada (51) (6,414)
Nutrien Ltd. (194) (11,975)
Pembina Pipeline Corp. (42) (1,600)
Quebecor, Inc., Class B (395) (14,879)
RB Global, Inc. (273) (28,107)
Rogers Communications, Inc.,
Class B (495) (18,685)
Shopify, Inc., Class A (311) (50,075)
Sun Life Financial, Inc. (257) (16,043)
Thomson Reuters Corp. (405) (53,445)
TMX Group Ltd. (45) (1,712)
Tourmaline Oil Corp. (339) (15,207)
West Fraser Timber Co. Ltd. (150) (9,177)
WSP Global, Inc. (124) (22,452)
(536,668)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (845) (18,161)
China - ( 0 .0 ) % †
Wilmar International Ltd. (2) (1,000) (2,392)
Denmark - ( 0 .8 ) %
Carlsberg A/S, Class B (2) (62) (8,115)
Coloplast A/S, Class B (2) (257) (22,034)
Demant A/S (2) (344) (11,591)
DSV A/S (2) (65) (16,371)
Novo Nordisk A/S, Class B (2) (964) (48,893)
Novonesis Novozymes, Class B (2) (775) (49,584)
Pandora A/S (2) (47) (5,198)
ROCKWOOL A/S, Class B (2) (115) (4,040)
Tryg A/S (2) (211) (5,518)
(171,344)
Finland - ( 0 .1 ) %
Fortum OYJ (2) (34) (722)
Kesko OYJ, Class B (2) (185) (4,174)
Metso OYJ (2) (248) (4,315)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - (0.1)% (continued)
Sampo OYJ, Class A (2) (1,790) (21,657)
(30,868)
France - ( 1 .4 ) %
Accor SA (2) (87) (4,905)
Air Liquide SA (2) (58) (10,901)
AXA SA (2) (34) (1,631)
BioMerieux (2) (65) (8,411)
BNP Paribas SA (2) (147) (13,907)
Capgemini SE (2) (124) (20,590)
Cie de Saint-Gobain SA (2) (314) (31,931)
Cie Generale des Etablissements
Michelin SCA (2) (980) (32,483)
Dassault Systemes SE (2) (1,130) (31,570)
Engie SA (2) (223) (5,858)
EssilorLuxottica SA (2) (51) (16,126)
FDJ UNITED (2) (118) (3,266)
Getlink SE (2) (141) (2,603)
Hermes International SCA (2) (3) (7,449)
L'Oreal SA (2) (44) (18,890)
Orange SA (2) (590) (9,845)
Pernod Ricard SA (2) (336) (28,770)
Publicis Groupe SA (2) (153) (15,889)
Remy Cointreau SA (2) (107) (4,584)
SCOR SE (2) (24) (808)
Sodexo SA (2) (196) (10,042)
SPIE SA (2) (1) (58)
Technip Energies NV (2) (63) (2,399)
Teleperformance SE (2) (126) (9,119)
Vinci SA (2) (17) (2,392)
(294,427)
Germany - ( 2 .1 ) %
Allianz SE (Registered) (2) (67) (30,979)
Auto1 Group SE (2)(b) (138) (4,376)
Beiersdorf AG (2) (198) (21,744)
Carl Zeiss Meditec AG (2) (37) (1,720)
CTS Eventim AG & Co. KGaA (2) (248) (22,703)
Deutsche Post AG (2) (479) (26,118)
Deutsche Telekom AG (Registered)
(2) (1,215) (39,549)
Evonik Industries AG (2) (445) (6,945)
Hannover Rueck SE (2) (56) (17,426)
Hensoldt AG (2) (144) (12,334)
Infineon Technologies AG (2) (31) (1,353)
LANXESS AG (2) (134) (2,746)
LEG Immobilien SE (2) (34) (2,480)
Merck KGaA (2) (258) (36,822)
MTU Aero Engines AG (2) (50) (20,726)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (28) (18,426)
Nemetschek SE (2) (50) (5,410)
Nordex SE (2) (77) (2,610)
Rational AG (2) (3) (2,316)
RENK Group AG (2) (95) (5,921)
Rheinmetall AG (2) (33) (60,204)
SAP SE (2) (161) (39,117)
Siemens Healthineers AG (2)(b) (584) (30,612)
Symrise AG, Class A (2) (447) (36,217)
INVESTMENTS SHARES VALUE ($)
Germany - (2.1)% (continued)
TeamViewer SE (2)(b) (50) (352)
Zalando SE (2)(b) (400) (11,803)
(461,009)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (124) (1,908)
Italy - ( 0 .8 ) %
BPER Banca SpA (2) (477) (6,445)
Brunello Cucinelli SpA (2) (151) (17,319)
DiaSorin SpA (2) (134) (10,754)
ERG SpA (2) (253) (6,510)
Ferrari NV (2) (176) (65,405)
FinecoBank Banca Fineco SpA (2) (433) (11,219)
Hera SpA (2) (569) (2,683)
Infrastrutture Wireless Italiane SpA
(2)(b) (1,227) (11,355)
Reply SpA (2) (37) (4,954)
Terna - Rete Elettrica Nazionale (2) (2,911) (30,969)
(167,613)
Japan - ( 10 .1 ) %
AGC, Inc. (2) (100) (3,316)
Ajinomoto Co., Inc. (2) (900) (19,026)
Allegro MicroSystems, Inc. (1,853) (48,882)
Asahi Group Holdings Ltd. (2) (3,100) (32,494)
Asics Corp. (2) (400) (9,603)
BayCurrent, Inc. (2) (100) (4,146)
Bridgestone Corp. (2) (2,400) (53,998)
Capcom Co. Ltd. (2) (1,100) (25,552)
Chiba Bank Ltd. (The) (2) (3,100) (34,597)
CyberAgent, Inc. (2) (200) (1,704)
Daifuku Co. Ltd. (2) (400) (12,590)
Daikin Industries Ltd. (2) (100) (12,789)
Daiwa Securities Group, Inc. (2) (200) (1,753)
Denso Corp. (2) (1,900) (26,243)
Dentsu Group, Inc. (2) (500) (10,612)
Disco Corp. (2) (100) (30,466)
Ebara Corp. (2) (600) (14,142)
Fast Retailing Co. Ltd. (2) (100) (36,259)
Honda Motor Co. Ltd. (2) (5,200) (51,036)
Hoshizaki Corp. (2) (100) (3,331)
Ibiden Co. Ltd. (2) (1,400) (60,469)
Idemitsu Kosan Co. Ltd. (2) (100) (757)
Isuzu Motors Ltd. (2) (1,600) (24,971)
Japan Post Holdings Co. Ltd. (2) (2,000) (21,103)
Kao Corp. (2) (100) (3,991)
Kawasaki Kisen Kaisha Ltd. (2) (1,900) (26,448)
Keisei Electric Railway Co. Ltd. (2) (800) (6,567)
Keyence Corp. (2) (200) (72,346)
Kikkoman Corp. (2) (3,000) (27,242)
Kobe Bussan Co. Ltd. (2) (600) (14,442)
Kokusai Electric Corp. (2) (1,700) (59,453)
Kyowa Kirin Co. Ltd. (2) (400) (6,438)
M3, Inc. (2) (3,600) (48,430)
MatsukiyoCocokara & Co. (300) (5,194)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (4,075)
MEIJI Holdings Co. Ltd. (2) (200) (4,445)
Metaplanet, Inc. (2) (5,100) (13,022)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (10.1)% (continued)
MINEBEA MITSUMI, Inc. (2) (300) (6,036)
Mitsubishi Corp. (2) (2,400) (54,894)
Mitsubishi HC Capital, Inc. (2) (100) (837)
Mitsubishi UFJ Financial Group,
Inc. (2) (200) (3,174)
Mitsui OSK Lines Ltd. (2) (500) (15,032)
MonotaRO Co. Ltd. (2) (2,800) (44,585)
NIDEC Corp. (2) (1,300) (17,651)
Nintendo Co. Ltd. (2) (1,400) (94,521)
Nippon Paint Holdings Co. Ltd. (2) (4,500) (30,131)
Nippon Sanso Holdings Corp. (2) (1,100) (32,861)
Nissan Motor Co. Ltd. (2) (1,100) (2,733)
Nissin Foods Holdings Co. Ltd. (2) (1,700) (31,600)
Nitori Holdings Co. Ltd. (2) (1,000) (17,454)
Nitto Denko Corp. (2) (500) (11,905)
Nomura Research Institute Ltd. (2) (800) (30,444)
Obic Co. Ltd. (2) (700) (21,972)
Olympus Corp. (2) (500) (6,340)
Oriental Land Co. Ltd. (2) (2,700) (49,950)
Osaka Gas Co. Ltd. (2) (200) (6,949)
Pan Pacific International Holdings
Corp. (2) (3,300) (19,658)
Rakuten Bank Ltd. (2) (300) (13,245)
Recruit Holdings Co. Ltd. (2) (200) (11,238)
Resonac Holdings Corp. (2) (200) (8,339)
Rohm Co. Ltd. (2) (600) (8,523)
Sanrio Co. Ltd. (2) (900) (28,161)
SCREEN Holdings Co. Ltd. (2) (200) (19,481)
Secom Co. Ltd. (2) (500) (17,767)
Seibu Holdings, Inc. (2) (400) (10,991)
Sekisui Chemical Co. Ltd. (2) (1,600) (26,908)
Sekisui House Ltd. (2) (700) (15,619)
SG Holdings Co. Ltd. (1,900) (17,388)
Shimadzu Corp. (2) (800) (21,297)
Shimano, Inc. (2) (400) (41,828)
Shionogi & Co. Ltd. (2) (400) (7,240)
Shiseido Co. Ltd. (2) (900) (13,098)
Skylark Holdings Co. Ltd. (400) (8,593)
SMC Corp. (2) (100) (34,600)
SoftBank Corp. (2) (1,600) (2,197)
Sompo Holdings, Inc. (2) (300) (10,183)
Suntory Beverage & Food Ltd. (2) (100) (3,007)
Sysmex Corp. (2) (500) (4,910)
T&D Holdings, Inc. (2) (600) (13,850)
Takeda Pharmaceutical Co. Ltd. (2) (1,800) (55,917)
Terumo Corp. (2) (700) (10,175)
TIS, Inc. (2) (700) (23,517)
Toei Animation Co. Ltd. (2) (300) (5,196)
Toho Co. Ltd. (300) (15,283)
Tokio Marine Holdings, Inc. (2) (200) (7,393)
Tokyo Electron Ltd. (2) (300) (66,818)
Tokyu Corp. (2) (1,400) (16,361)
Toray Industries, Inc. (2) (1,700) (11,084)
TOTO Ltd. (2) (600) (16,578)
Toyota Industries Corp. (2) (600) (68,021)
Trend Micro, Inc. (2) (700) (29,073)
Unicharm Corp. (5,200) (29,711)
West Japan Railway Co. (2) (1,100) (21,918)
Yakult Honsha Co. Ltd. (2) (2,000) (31,259)
Yamaha Motor Co. Ltd. (2) (6,500) (48,206)
INVESTMENTS SHARES VALUE ($)
Japan - (10.1)% (continued)
ZOZO, Inc. (2) (4,500) (37,111)
(2,162,743)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (52) (6,327)
Mexico - ( 0 .0 ) % †
Fresnillo plc (2) (177) (7,893)
Netherlands - ( 0 .7 ) %
Adyen NV (2)(b) (15) (24,189)
Heineken NV (2) (311) (25,660)
Koninklijke Ahold Delhaize NV (2) (391) (16,034)
NXP Semiconductors NV (305) (66,202)
OCI NV (2) (327) (1,174)
Wolters Kluwer NV (2) (193) (19,990)
(153,249)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (54) (4,091)
Norway - ( 0 .2 ) %
DNB Bank ASA (2) (1,190) (33,154)
Gjensidige Forsikring ASA (2) (201) (6,008)
TOMRA Systems ASA (2) (179) (2,399)
Vend Marketplaces ASA (31) (861)
(42,422)
Portugal - ( 0 .1 ) %
EDP SA (2) (3,294) (15,172)
Galp Energia SGPS SA (2) (169) (2,910)
Jeronimo Martins SGPS SA (2) (540) (12,850)
(30,932)
Singapore - ( 0 .6 ) %
Genting Singapore Ltd. (2) (45,400) (25,578)
Grab Holdings Ltd., Class A (7,368) (36,767)
Oversea-Chinese Banking Corp.
Ltd. (2) (300) (4,609)
Sea Ltd., ADR (206) (26,279)
Sembcorp Industries Ltd. (2) (2,600) (12,154)
Singapore Airlines Ltd. (2) (1,900) (9,433)
STMicroelectronics NV (2) (532) (13,904)
United Overseas Bank Ltd. (2) (400) (10,894)
(139,618)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(b) (251) (6,616)
Spain - ( 0 .6 ) %
Aena SME SA (2)(b) (26) (726)
Amadeus IT Group SA (2) (237) (17,541)
Banco Bilbao Vizcaya Argentaria
SA (2) (515) (12,080)
Banco Santander SA (2) (1,096) (12,900)
CaixaBank SA (2) (1,912) (23,376)
Cellnex Telecom SA (2)(b) (859) (27,662)
Industria de Diseno Textil SA (2) (167) (11,016)
Redeia Corp. SA (2) (482) (8,593)
Telefonica SA (2) (1,659) (6,810)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - (0.6)% (continued)
Unicaja Banco SA (2)(b) (272) (885)
(121,589)
Sweden - ( 1 .3 ) %
AAK AB (2) (1,002) (28,575)
AddTech AB, Class B (2) (363) (12,784)
Assa Abloy AB, Class B (2) (1,445) (55,822)
Atlas Copco AB, Class A (2) (4,111) (73,186)
Axfood AB (2) (63) (1,984)
Evolution AB (2)(b) (90) (6,111)
Getinge AB, Class B (2) (112) (2,644)
Hexagon AB, Class B (2) (1,633) (19,235)
Indutrade AB (2) (447) (11,587)
Lifco AB, Class B (2) (353) (13,378)
Nibe Industrier AB, Class B (2) (5,440) (20,794)
Securitas AB, Class B (2) (374) (5,948)
Skandinaviska Enskilda Banken AB,
Class A (2) (650) (13,704)
Svenska Cellulosa AB SCA, Class
B (2) (484) (6,419)
Swedish Orphan Biovitrum AB (2) (34) (1,220)
Tele2 AB, Class B (2) (471) (7,892)
(281,283)
Switzerland - ( 1 .9 ) %
Banque Cantonale Vaudoise
(Registered) (2) (65) (8,217)
BKW AG (2) (21) (4,454)
Chocoladefabriken Lindt &
Spruengli AG (2) (2) (29,224)
EMS-Chemie Holding AG
(Registered) (2) (18) (12,417)
Georg Fischer AG (Registered) (2) (99) (6,632)
Givaudan SA (Registered) (2) (1) (3,956)
Helvetia Baloise Holding AG (2) (53) (13,940)
Partners Group Holding AG (2) (57) (69,939)
SGS SA (Registered) (180) (20,647)
SIG Group AG (2) (930) (13,265)
Sika AG (Registered) (2) (185) (37,560)
Sonova Holding AG (Registered) (2) (59) (15,261)
Straumann Holding AG (Registered)
(2) (130) (15,185)
Swiss Life Holding AG (Registered)
(2) (51) (58,744)
Swisscom AG (Registered) (2) (89) (64,646)
Tecan Group AG (Registered) (2) (69) (11,078)
VAT Group AG (2)(b) (19) (9,122)
Ypsomed Holding AG (Registered)
(2) (12) (4,937)
Zurich Insurance Group AG (2) (3) (2,270)
(401,494)
United Kingdom - ( 1 .3 ) %
Admiral Group plc (2) (58) (2,481)
Associated British Foods plc (2) (1,065) (30,420)
Aviva plc (2) (325) (2,988)
B&M European Value Retail SA (2) (707) (1,603)
BAE Systems plc (2) (1,290) (29,689)
Beazley plc (2) (215) (2,404)
Bellway plc (2) (38) (1,399)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (1.3)% (continued)
British American Tobacco plc (2) (98) (5,556)
BT Group plc (2) (2,581) (6,394)
Bunzl plc (2) (1,262) (35,241)
Convatec Group plc (2)(b) (277) (904)
Croda International plc (2) (21) (762)
Diageo plc (2) (2,932) (63,179)
Diploma plc (2) (55) (3,913)
Hiscox Ltd. (2) (65) (1,243)
Inchcape plc (168) (1,741)
Informa plc (2) (464) (5,505)
Investec plc (2) (108) (802)
J Sainsbury plc (466) (2,041)
Legal & General Group plc (2) (5,029) (17,700)
RELX plc (2) (63) (2,538)
Sage Group plc (The) (2) (728) (10,588)
Smith & Nephew plc (2) (330) (5,488)
Smiths Group plc (2) (68) (2,151)
Standard Chartered plc (2) (232) (5,661)
Tate & Lyle plc (2) (641) (3,232)
Unilever plc (2) (169) (11,042)
United Utilities Group plc (2) (226) (3,631)
Weir Group plc (The) (2) (129) (4,931)
Wise plc, Class A (2) (413) (4,948)
(270,175)
United States - ( 44 .7 ) %
Abbott Laboratories (449) (56,255)
AbbVie, Inc. (438) (100,079)
AECOM (348) (33,175)
AeroVironment, Inc. (258) (62,408)
AGCO Corp. (217) (22,637)
Agree Realty Corp., REIT (266) (19,160)
Air Products and Chemicals, Inc. (168) (41,499)
Alcon AG (2) (275) (21,760)
Alnylam Pharmaceuticals, Inc. (182) (72,372)
American Financial Group, Inc. (117) (15,992)
American International Group, Inc. (303) (25,922)
American Tower Corp., REIT (20) (3,511)
Americold Realty Trust, Inc., REIT (853) (10,970)
Amgen, Inc. (5) (1,637)
Aon plc, Class A (91) (32,112)
Appfolio, Inc., Class A (14) (3,257)
Applied Materials, Inc. (386) (99,198)
Aptiv plc (444) (33,784)
Arch Capital Group Ltd. (353) (33,860)
Archer-Daniels-Midland Co. (667) (38,346)
Arthur J Gallagher & Co. (390) (100,928)
ASGN, Inc. (159) (7,659)
AT&T, Inc. (1,507) (37,434)
Atlassian Corp., Class A (28) (4,540)
Automatic Data Processing, Inc. (18) (4,630)
AvalonBay Communities, Inc., REIT (172) (31,185)
Avient Corp. (216) (6,748)
Avis Budget Group, Inc. (351) (45,040)
Axon Enterprise, Inc. (131) (74,399)
Baker Hughes Co., Class A (2,208) (100,552)
Ball Corp. (133) (7,045)
Bank OZK (343) (15,785)
Bath & Body Works, Inc. (189) (3,795)
Baxter International, Inc. (730) (13,950)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
Belden, Inc. (215) (25,058)
Bentley Systems, Inc., Class B (751) (28,662)
Bio-Techne Corp. (110) (6,469)
BJ's Wholesale Club Holdings, Inc. (52) (4,682)
Blackbaud, Inc. (99) (6,269)
Blackrock, Inc. (50) (53,517)
Blackstone, Inc. (17) (2,620)
Boeing Co. (The) (100) (21,712)
BorgWarner, Inc. (69) (3,109)
Boston Scientific Corp. (465) (44,338)
BP plc (2) (887) (5,173)
Bright Horizons Family Solutions,
Inc. (35) (3,549)
Brixmor Property Group, Inc., REIT (586) (15,365)
Broadridge Financial Solutions, Inc. (22) (4,910)
Builders FirstSource, Inc. (195) (20,064)
BWX Technologies, Inc. (24) (4,148)
BXP, Inc., REIT (256) (17,275)
Cadence Design Systems, Inc. (126) (39,385)
Caesars Entertainment, Inc. (767) (17,940)
Campbell's Co. (The) (526) (14,660)
Cardinal Health, Inc. (87) (17,879)
Carlisle Cos., Inc. (45) (14,394)
Carpenter Technology Corp. (42) (13,223)
Carrier Global Corp. (637) (33,659)
Cboe Global Markets, Inc. (41) (10,291)
CBRE Group, Inc., Class A (41) (6,592)
CDW Corp. (88) (11,986)
Celanese Corp., Class A (154) (6,511)
Celsius Holdings, Inc. (807) (36,912)
CenterPoint Energy, Inc. (1,345) (51,567)
Certara, Inc. (721) (6,352)
CF Industries Holdings, Inc. (112) (8,662)
Chemed Corp. (21) (8,985)
Cheniere Energy, Inc. (75) (14,579)
Chevron Corp. (150) (22,862)
Chewy, Inc., Class A (68) (2,247)
Chipotle Mexican Grill, Inc., Class A (128) (4,736)
Church & Dwight Co., Inc. (242) (20,292)
Cigna Group (The) (76) (20,917)
Cincinnati Financial Corp. (38) (6,206)
Cintas Corp. (178) (33,476)
Clean Harbors, Inc. (3) (703)
Clearway Energy, Inc., Class C (15) (499)
Cloudflare, Inc., Class A (303) (59,736)
CNO Financial Group, Inc. (124) (5,266)
Cognex Corp. (1,292) (46,486)
Coinbase Global, Inc., Class A (127) (28,720)
Colgate-Palmolive Co. (321) (25,365)
Columbia Sportswear Co. (161) (8,869)
Comcast Corp., Class A (409) (12,225)
Commerce Bancshares, Inc. (428) (22,402)
Commercial Metals Co. (168) (11,629)
Conagra Brands, Inc. (964) (16,687)
ConocoPhillips (288) (26,960)
Consolidated Edison, Inc. (246) (24,433)
Constellation Brands, Inc., Class A (203) (28,006)
Constellation Energy Corp. (13) (4,593)
Corpay, Inc. (24) (7,222)
Corteva, Inc. (168) (11,261)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
CoStar Group, Inc. (388) (26,089)
Costco Wholesale Corp. (48) (41,392)
Coterra Energy, Inc. (310) (8,159)
Coty, Inc., Class A (3,099) (9,545)
Cousins Properties, Inc., REIT (438) (11,292)
Crane NXT Co. (117) (5,507)
Credit Acceptance Corp. (35) (15,521)
Crocs, Inc. (30) (2,566)
Crowdstrike Holdings, Inc., Class A (141) (66,095)
Crown Castle, Inc., REIT (245) (21,773)
CSX Corp. (892) (32,335)
Cullen/Frost Bankers, Inc. (375) (47,486)
CVS Health Corp. (285) (22,618)
Darden Restaurants, Inc. (15) (2,760)
Datadog, Inc., Class A (85) (11,559)
DaVita, Inc. (54) (6,135)
Dayforce, Inc. (320) (22,131)
Deere & Co. (140) (65,180)
Devon Energy Corp. (855) (31,319)
Dexcom, Inc. (120) (7,964)
Digital Realty Trust, Inc., REIT (122) (18,875)
Dolby Laboratories, Inc., Class A (256) (16,440)
DoubleVerify Holdings, Inc. (112) (1,281)
Doximity, Inc., Class A (535) (23,690)
DR Horton, Inc. (25) (3,601)
DT Midstream, Inc. (501) (59,960)
Dutch Bros, Inc., Class A (505) (30,916)
DXC Technology Co. (165) (2,417)
Dynatrace, Inc. (291) (12,612)
Eastman Chemical Co. (189) (12,064)
Eaton Corp. plc (307) (97,783)
eBay, Inc. (536) (46,686)
Elanco Animal Health, Inc. (1,536) (34,760)
Element Solutions, Inc. (210) (5,248)
Enphase Energy, Inc. (229) (7,339)
Entergy Corp. (391) (36,140)
EOG Resources, Inc. (526) (55,235)
EQT Corp. (869) (46,578)
Equifax, Inc. (68) (14,755)
Equinix, Inc., REIT (5) (3,831)
Equitable Holdings, Inc. (512) (24,397)
Equity Residential, REIT (414) (26,099)
Erie Indemnity Co., Class A (24) (6,880)
Essex Property Trust, Inc., REIT (51) (13,346)
Euronet Worldwide, Inc. (59) (4,490)
Everest Group Ltd. (18) (6,108)
Evergy, Inc. (1,304) (94,527)
Everus Construction Group, Inc. (68) (5,818)
Exelon Corp. (1,763) (76,849)
Expand Energy Corp. (115) (12,691)
Experian plc (2) (221) (9,964)
Exponent, Inc. (204) (14,170)
Extra Space Storage, Inc., REIT (72) (9,376)
F5, Inc. (19) (4,850)
FactSet Research Systems, Inc. (81) (23,505)
Fastenal Co. (1,593) (63,927)
Ferrovial SE (2) (208) (13,476)
Fidelity National Information
Services, Inc. (120) (7,975)
First American Financial Corp. (26) (1,597)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
First Financial Bankshares, Inc. (395) (11,799)
First Horizon Corp. (2,180) (52,102)
Floor & Decor Holdings, Inc., Class
A (356) (21,677)
Flowers Foods, Inc. (156) (1,697)
FMC Corp. (1,285) (17,823)
Fortune Brands Innovations, Inc. (146) (7,303)
Fox Corp., Class A (669) (48,884)
Franklin Resources, Inc. (534) (12,757)
Freshpet, Inc. (26) (1,584)
Gen Digital, Inc. (715) (19,441)
Generac Holdings, Inc. (63) (8,591)
General Mills, Inc. (605) (28,133)
GFL Environmental, Inc. (125) (5,370)
Gilead Sciences, Inc. (235) (28,844)
Glacier Bancorp, Inc. (457) (20,131)
Globant SA (249) (16,277)
Graco, Inc. (116) (9,509)
Graphic Packaging Holding Co. (1,595) (24,021)
Guidewire Software, Inc. (24) (4,824)
GXO Logistics, Inc. (251) (13,213)
Hamilton Lane, Inc., Class A (249) (33,443)
Hancock Whitney Corp. (64) (4,076)
Harley-Davidson, Inc. (781) (16,003)
Healthcare Realty Trust, Inc., REIT (1,186) (20,103)
Healthpeak Properties, Inc., REIT (1,387) (22,303)
HEICO Corp. (206) (66,660)
Hershey Co. (The) (303) (55,140)
HF Sinclair Corp. (191) (8,801)
Highwoods Properties, Inc., REIT (305) (7,875)
Hilton Grand Vacations, Inc. (243) (10,874)
Hilton Worldwide Holdings, Inc. (6) (1,724)
Hims & Hers Health, Inc. (1,150) (37,341)
Home BancShares, Inc. (118) (3,278)
Home Depot, Inc. (The) (167) (57,465)
Honeywell International, Inc. (93) (18,143)
Hormel Foods Corp. (985) (23,345)
Howmet Aerospace, Inc. (91) (18,657)
HP, Inc. (1,206) (26,870)
Hubbell, Inc., Class B (183) (81,272)
IDEX Corp. (71) (12,634)
Independence Realty Trust, Inc.,
REIT (1,094) (19,123)
Ingersoll Rand, Inc. (614) (48,641)
Insperity, Inc. (146) (5,653)
Intercontinental Exchange, Inc. (194) (31,420)
International Flavors & Fragrances,
Inc. (301) (20,284)
International Paper Co. (112) (4,412)
Intuit, Inc. (24) (15,898)
Invitation Homes, Inc., REIT (732) (20,342)
Iridium Communications, Inc. (422) (7,334)
Jack Henry & Associates, Inc. (101) (18,430)
James Hardie Industries plc,
CHESS (2) (390) (8,006)
JPMorgan Chase & Co. (351) (113,100)
Keurig Dr Pepper, Inc. (127) (3,557)
Kilroy Realty Corp., REIT (185) (6,913)
Kimberly-Clark Corp. (286) (28,855)
Kinsale Capital Group, Inc. (91) (35,592)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
KKR & Co., Inc. (78) (9,943)
Kraft Heinz Co. (The) (1,969) (47,748)
Kratos Defense & Security
Solutions, Inc. (1,027) (77,960)
L3Harris Technologies, Inc. (13) (3,816)
Labcorp Holdings, Inc. (178) (44,657)
Lantheus Holdings, Inc. (94) (6,256)
Liberty Live Holdings, Inc., Class C (91) (7,568)
Liberty Media Corp-Liberty Formula
One, Class A (27) (2,413)
Lincoln Electric Holdings, Inc. (47) (11,263)
Lincoln National Corp. (83) (3,696)
Linde plc (50) (21,320)
Littelfuse, Inc. (78) (19,728)
Live Nation Entertainment, Inc. (241) (34,343)
LKQ Corp. (252) (7,610)
Loar Holdings, Inc. (188) (12,784)
LPL Financial Holdings, Inc. (133) (47,504)
Lululemon Athletica, Inc. (27) (5,611)
Lumentum Holdings, Inc. (204) (75,192)
LyondellBasell Industries NV, Class
A (475) (20,568)
M&T Bank Corp. (265) (53,392)
Marathon Petroleum Corp. (55) (8,945)
MarketAxess Holdings, Inc. (21) (3,806)
Marsh & McLennan Cos., Inc. (85) (15,769)
Martin Marietta Materials, Inc. (49) (30,510)
Masimo Corp. (159) (20,680)
Mastercard, Inc., Class A (23) (13,130)
Matador Resources Co. (49) (2,080)
McCormick & Co., Inc. (Non-Voting) (108) (7,356)
Microchip Technology, Inc. (284) (18,096)
Microsoft Corp. (64) (30,952)
Mid-America Apartment
Communities, Inc., REIT (151) (20,975)
Middleby Corp. (The) (37) (5,501)
Molina Healthcare, Inc. (55) (9,545)
Mondelez International, Inc., Class
A (1,813) (97,594)
Moody's Corp. (58) (29,629)
Mosaic Co. (The) (249) (5,998)
Motorola Solutions, Inc. (102) (39,099)
MP Materials Corp. (348) (17,581)
MSA Safety, Inc. (48) (7,687)
MSC Industrial Direct Co., Inc.,
Class A (223) (18,754)
Murphy Oil Corp. (73) (2,281)
National Storage Affiliates Trust,
REIT (579) (16,334)
Nestle SA (Registered) (2) (484) (48,041)
Netflix, Inc. (490) (45,942)
Newell Brands, Inc. (1,899) (7,064)
Nexstar Media Group, Inc., Class A (72) (14,620)
NIKE, Inc., Class B (379) (24,146)
NNN REIT, Inc., REIT (144) (5,707)
Novanta, Inc. (172) (20,466)
nVent Electric plc (87) (8,871)
NVR, Inc. (2) (14,586)
Occidental Petroleum Corp. (384) (15,790)
Okta, Inc., Class A (44) (3,805)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
Old Dominion Freight Line, Inc. (67) (10,506)
Ollie's Bargain Outlet Holdings, Inc. (127) (13,920)
ON Semiconductor Corp. (579) (31,353)
ONEOK, Inc. (315) (23,153)
Option Care Health, Inc. (11) (350)
Oracle Corp. (9) (1,754)
Ormat Technologies, Inc. (434) (47,944)
Oshkosh Corp. (206) (25,880)
Otis Worldwide Corp. (25) (2,184)
Ovintiv, Inc. (47) (1,842)
Palo Alto Networks, Inc. (231) (42,550)
Paychex, Inc. (311) (34,888)
Paycom Software, Inc. (97) (15,458)
Performance Food Group Co. (318) (28,595)
Permian Resources Corp., Class A (462) (6,482)
Perrigo Co. plc (761) (10,593)
Pinnacle Financial Partners, Inc. (74) (7,060)
Pinnacle West Capital Corp. (334) (29,626)
Pinterest, Inc., Class A (1,310) (33,916)
Planet Fitness, Inc., Class A (131) (14,210)
Pool Corp. (72) (16,470)
PotlatchDeltic Corp., REIT (22) (875)
Power Integrations, Inc. (688) (24,452)
PPG Industries, Inc. (245) (25,103)
PPL Corp. (1,396) (48,888)
Procter & Gamble Co. (The) (326) (46,719)
Progressive Corp. (The) (86) (19,584)
PTC, Inc. (52) (9,059)
Public Service Enterprise Group,
Inc. (268) (21,520)
Public Storage, REIT (40) (10,380)
QIAGEN NV (2) (196) (8,913)
QUALCOMM, Inc. (196) (33,526)
Qualys, Inc. (12) (1,595)
Quanta Services, Inc. (229) (96,652)
QuantumScape Corp. (1,841) (19,183)
Quest Diagnostics, Inc. (329) (57,091)
QXO, Inc. (1,862) (35,918)
Rambus, Inc. (436) (40,064)
Rayonier, Inc., REIT (154) (3,334)
Realty Income Corp., REIT (1,732) (97,633)
Regency Centers Corp., REIT (216) (14,910)
Regions Financial Corp. (649) (17,588)
Reliance, Inc. (62) (17,910)
Repligen Corp. (194) (31,789)
Republic Services, Inc., Class A (379) (80,321)
Revolution Medicines, Inc. (235) (18,718)
RLI Corp. (268) (17,147)
Robert Half, Inc. (91) (2,472)
Roche Holding AG (2) (20) (8,259)
Rocket Cos., Inc., Class A (1,410) (27,298)
Roper Technologies, Inc. (62) (27,598)
Royal Caribbean Cruises Ltd. (33) (9,204)
S&P Global, Inc. (92) (48,078)
Scotts Miracle-Gro Co. (The) (87) (5,076)
SEI Investments Co. (396) (32,480)
Sensata Technologies Holding plc (387) (12,883)
ServiceNow, Inc. (80) (12,255)
Sherwin-Williams Co. (The) (137) (44,392)
Shift4 Payments, Inc., Class A (282) (17,758)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
Silgan Holdings, Inc. (658) (26,563)
SiteOne Landscape Supply, Inc. (68) (8,470)
Skyworks Solutions, Inc. (554) (35,129)
SLM Corp. (1,436) (38,858)
Southern Co. (The) (1,112) (96,966)
SOUTHSTATE BANK Corp. (77) (7,246)
Southwest Gas Holdings, Inc. (172) (13,763)
Starbucks Corp. (578) (48,673)
Sterling Infrastructure, Inc. (198) (60,634)
Strategy, Inc., Class A (130) (19,754)
Summit Therapeutics, Inc. (700) (12,243)
Sun Communities, Inc., REIT (91) (11,276)
Super Micro Computer, Inc. (896) (26,226)
Swiss Re AG (2) (406) (67,635)
Synopsys, Inc. (45) (21,137)
Take-Two Interactive Software, Inc. (47) (12,033)
Tapestry, Inc. (199) (25,426)
Teledyne Technologies, Inc. (187) (95,507)
Tenaris SA (2) (313) (6,040)
Terex Corp. (77) (4,110)
Tetra Tech, Inc. (356) (11,940)
Texas Instruments, Inc. (112) (19,431)
Texas Pacific Land Corp. (6) (1,723)
Thermo Fisher Scientific, Inc. (153) (88,656)
Thor Industries, Inc. (160) (16,427)
Timken Co. (The) (105) (8,834)
Toast, Inc., Class A (91) (3,231)
TopBuild Corp. (84) (35,044)
Tractor Supply Co. (242) (12,102)
Trade Desk, Inc. (The), Class A (169) (6,415)
Tradeweb Markets, Inc., Class A (60) (6,452)
Trane Technologies plc (114) (44,369)
TransDigm Group, Inc. (10) (13,299)
TransUnion (79) (6,774)
Tyler Technologies, Inc. (57) (25,875)
Uber Technologies, Inc. (235) (19,202)
UDR, Inc., REIT (168) (6,162)
UFP Industries, Inc. (103) (9,378)
UGI Corp. (399) (14,935)
Under Armour, Inc., Class A (1,037) (5,154)
United Bankshares, Inc. (543) (20,851)
United Rentals, Inc. (11) (8,903)
UnitedHealth Group, Inc. (55) (18,156)
Universal Display Corp. (74) (8,642)
US Foods Holding Corp. (116) (8,737)
Vail Resorts, Inc. (113) (15,006)
Valero Energy Corp. (384) (62,511)
Valley National Bancorp (2,366) (27,635)
Valvoline, Inc. (909) (26,416)
Verisk Analytics, Inc., Class A (41) (9,171)
Vertex Pharmaceuticals, Inc. (92) (41,709)
VICI Properties, Inc., Class A, REIT (747) (21,006)
Viking Therapeutics, Inc. (449) (15,796)
Visa, Inc., Class A (156) (54,711)
Vistra Corp. (530) (85,505)
Vontier Corp. (247) (9,183)
Voya Financial, Inc. (67) (4,991)
Vulcan Materials Co. (324) (92,411)
W R Berkley Corp. (159) (11,149)
Walt Disney Co. (The) (329) (37,430)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.7)% (continued)
Waste Connections, Inc. (98) (17,185)
Waste Management, Inc. (355) (77,997)
Waters Corp. (106) (40,262)
Watsco, Inc. (32) (10,782)
Webster Financial Corp. (110) (6,923)
Wendy's Co. (The) (2,286) (19,042)
Western Alliance Bancorp (266) (22,363)
Western Digital Corp. (291) (50,131)
Weyerhaeuser Co., REIT (557) (13,195)
White Mountains Insurance Group
Ltd. (1) (2,078)
Williams Cos., Inc. (The) (635) (38,170)
WillScot Holdings Corp. (1,732) (32,614)
Wingstop, Inc. (84) (20,033)
Workday, Inc., Class A (61) (13,102)
Wyndham Hotels & Resorts, Inc. (221) (16,699)
Xcel Energy, Inc. (1,133) (83,683)
Zillow Group, Inc., Class C (105) (7,163)
Zoetis, Inc., Class A (158) (19,880)
Zscaler, Inc. (145) (32,613)
(9,576,145)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (729) (19,546)
TOTAL COMMON STOCKS
(Proceeds $(16,441,242))                                                     (15,498,659)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.0)% †
Germany - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (2)(b) (57) (3,036)
Sartorius AG (Preference) (2) (6) (1,728)
TOTAL PREFERRED STOCKS
(Proceeds $(4,602))                                                     (4,764)
TOTAL SHORT POSITIONS
(Proceeds $(16,445,844)) (15,503,423)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 74.0%
(Cost $13,103,303) 15,913,210
OTHER ASSETS IN EXCESS OF
LIABILITIES - 26.0%
‡
5,580,757
NET ASSETS - 100.0% 21,493,967
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (263,500) ( 1 .2 ) %
Consumer Discretionary 150,510 0 .7
Consumer Staples (600,207) ( 2 .8 )
Energy (307,862) ( 1 .4 )
Financials 812,854 3 .8
Health Care 230,843 1 .1
Industrials (403,467) ( 1 .9 )
Information Technology (680,407) ( 3 .2 )
Materials 103,148 0 .5
Purchased Options 74,499 0 .3
Real Estate (138,512) ( 0 .6 )
Utilities (168,230) ( 0 .8 )
Investment Companies 7,659,356 35 .6
U.S. Treasury Obligations 9,444,185 43 .9
Total Investments In Securities
At Value 15,913,210 74 .0
Other Assets in Excess of
Liabilities ‡ 5,580,757 26 .0
Net Assets
$ 21,493,967 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $13,973,440, which is inclusive of rehypothecated amounts disclosed below. In addition, $2,956,070 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $123,154 of investments in securities and $(185,082) of securities sold short, which represents 0.57% and (0.86)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $4,556,242.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 2 USD (1,369,100) USD 5,600 6/18/2026 $ (13,052) $ (10,905)
$ (13,052) $ (10,905)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 300,000 $ (6,633) $ (240) $ (6,873)
$ (6,633) $ (240) $ (6,873)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 181,113 $ 21,102 $ 2,752 $ 23,854
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 81,113 9,415 1,268 10,683
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 100,000 2,457 290 2,747
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 100,000 2,457 290 2,747
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 330,000 24,430 1,175 25,605
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 30,000 2,093 235 2,328
61,954 6,010 67,964
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 43,000 $ (866) $ 416 $ (450)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 43,000 (866) 416 (450)
(1,732) 832 (900)
$ 60,222 $ 6,842 $ 67,064

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 60,000,000 $ 98 $ (33) $ 65
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 60,000,000 98 (33) 65
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 10,000,000 3 (2) 1
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 10,000,000 3 (2) 1
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 15,000,000 187 (44) 143
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 15,000,000 187 (44) 143
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 90 (18) 72
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 90 (18) 72
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 100,000 526 (461) 65
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 1,800,000 (109) 1,691 1,582
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 1,800,000 (326) 1,909 1,583
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 500,000 121 78 199
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 500,000 121 78 199
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 3,000,000 431 648 1,079
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 3,000,000 431 648 1,079
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 2,600,000 445 (138) 307
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 2,600,000 445 (138) 307
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 1,000,000 191 122 313
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 1,000,000 191 122 313
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 100,000 251 268 519
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 100,000 251 268 519
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 1,300,000 1,489 3,127 4,616
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 1,300,000 1,489 3,127 4,616
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 200,000 723 1,177 1,900
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 100,000 362 588 950
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 200,000 182 1,187 1,369
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 200,000 182 1,187 1,369
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 200,000 276 (20) 256
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 200,000 277 (21) 256
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 100,000 90 25 115
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 100,000 130 (15) 115
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 2,500,000 93 456 549
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 2,500,000 93 456 549
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 1,000,000 134 118 252
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 1,000,000 134 118 252
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 1,000,000 492 412 904
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 1,000,000 492 412 904
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 509 (303) 206
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 509 (303) 206
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 200,000 2,009 90 2,099
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 100,000 1,004 45 1,049
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 300,000 4,828 (3,639) 1,189
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 200,000 3,219 (2,427) 792
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 100,000 1,336 (1,323) 13
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 200,000 (133) 166 33
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 200,000 (133) 166 33
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 100,000 182 101 283
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 400,000 1,009 (380) 629
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 400,000 813 (183) 630
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 107,300,000 45 282 327
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 107,300,000 45 282 327
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 45,600,000 26 163 189
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 45,600,000 26 163 189
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 5,000,000 231 (61) 170

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 5,000,000 $ 231 $ (61) $ 170
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 100,000 411 1,901 2,312
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 100,000 2,951 (236) 2,715
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 100,000 (2,411) 5,323 2,912
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 700,000 5,818 1,087 6,905
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 700,000 5,818 1,087 6,905
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 190,000,000 93 5,462 5,555
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 190,000,000 93 5,462 5,555
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 683,800,000 14,854 14,534 29,388
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 683,800,000 14,854 14,534 29,388
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 19,100,000 (470) 807 337
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 19,100,000 (470) 807 337
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 199,100,000 119 (59) 60
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 199,100,000 119 (59) 60
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 98,500,000 (241) 792 551
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 98,500,000 (241) 792 551
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 100,100,000 649 12 661
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 100,200,000 649 12 661
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 2,000,000 (127) 1,114 987
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 2,000,000 (127) 1,114 987
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 1,000,000 967 (189) 778
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 1,000,000 967 (189) 778
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 500,000 7 29 36
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 500,000 10 26 36
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 500,000 (54) 109 55
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 500,000 (54) 109 55
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 300,000 (294) 420 126
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 400,000 (392) 559 167
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 100,000 (369) 519 150
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 100,000 (569) 977 408
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 800,000 5,346 1,181 6,527
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 900,000 6,285 1,058 7,343
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 600,000 (2,825) 6,392 3,567
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 600,000 (3,409) 6,976 3,567
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 300,000 535 2,000 2,535
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 400,000 1,355 2,026 3,381
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 5,500,000 28 1,021 1,049
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 5,500,000 28 1,021 1,049
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 1,000,000 (5) 114 109
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 1,000,000 (5) 114 109
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 1,348 (254) 1,094
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 1,348 (254) 1,094
78,708 88,264 166,972
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 400,000 583 (802) (219)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 400,000 370 (590) (220)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 100,000 (1,438) 183 (1,255)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 400,000 242 (1,385) (1,143)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 400,000 (144) (999) (1,143)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 300,000 (3,000) (3,666) (6,666)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 200,000 (2,814) (1,630) (4,444)
Pay 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 100,000 (1,532) (956) (2,488)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 200,000 12 (77) (65)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 100,000 (15) (17) (32)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 100,000 (56) (117) (173)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 100,000 (125) (48) (173)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 500,000 (2,690) 101 (2,589)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 600,000 (3,228) 121 (3,107)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 100,000 $ (412) $ (59) $ (471)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 200,000 (3,461) (1,792) (5,253)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 200,000 (4,196) (1,057) (5,253)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 100,000 (2,432) (364) (2,796)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 100,000 (1,894) (902) (2,796)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 100,000 (1,408) 308 (1,100)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 200,000 (81) (248) (329)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 200,000 (1,528) 1,199 (329)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 100,000 (721) 253 (468)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 100,000 (831) 363 (468)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 100,000 (58) (105) (163)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 200,000 (117) (210) (327)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 100,000 (178) (116) (294)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 425 (555) (130)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 500,000 15 (32) (17)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 500,000 15 (32) (17)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 4,000,000 (497) 342 (155)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 4,000,000 (497) 342 (155)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 74,200,000 1,712 (4,322) (2,610)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 74,200,000 1,712 (4,322) (2,610)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 1,049 (1,901) (852)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 1,053 (1,905) (852)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 19,500,000 (344) (2,081) (2,425)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 19,500,000 (344) (2,081) (2,425)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 500,000 (6) 1 (5)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 500,000 (6) 1 (5)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (280) (47) (327)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (280) (47) (327)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 100,000 (100) 8 (92)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 100,000 (100) 8 (92)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 100,000 1,504 (2,207) (703)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 100,000 1,301 (2,004) (703)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 600,000 (347) 214 (133)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 600,000 (312) 178 (134)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 300,000 (2,347) 295 (2,052)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 400,000 (3,189) 453 (2,736)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 500,000 – (130) (130)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 500,000 – (130) (130)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 100,000 (86) 85 (1)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 100,000 (86) 85 (1)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 200,000 (762) (331) (1,093)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 300,000 (1,142) (497) (1,639)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 300,000 (510) (608) (1,118)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 400,000 (680) (810) (1,490)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 500,000 (4,212) 3,547 (665)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 600,000 (4,954) 4,155 (799)
Receive 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 100,000 5 (102) (97)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 14,400,000 (961) 286 (675)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 14,400,000 (961) 286 (675)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 39,600,000 (1,257) 556 (701)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 39,600,000 (1,257) 556 (701)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 347,600,000 (234) 53 (181)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 347,600,000 (234) 53 (181)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 8,400,000 $ (3,120) $ (1,378) $ (4,498)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 8,400,000 (3,120) (1,378) (4,498)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 2,500,000 (155) (804) (959)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 2,500,000 (155) (804) (959)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 500,000 68 (84) (16)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 500,000 68 (84) (16)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 2,000,000 (64) (56) (120)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 2,000,000 (64) (56) (120)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 500,000 (8) (11) (19)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 500,000 (8) (11) (19)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 200,000 (1,529) (214) (1,743)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 100,000 (847) (25) (872)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 500,000 (111) (86) (197)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 500,000 (111) (86) (197)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 500,000 72 (202) (130)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 500,000 72 (202) (130)
(57,358) (30,733) (88,091)
$ 21,350 $ 57,531 $ 78,881
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 03/20/2026 CHF 132,070 $ 3,259
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 01/21/2026 TWD 1,450,700 1,081
Total unrealized appreciation 4,340
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 01/16/2026 EUR (190,410) (3,605)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 02/18/2026 BRL 2,622,880 (4,612)
Total unrealized depreciation (8,217)
Net unrealized depreciation $ (3,877)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 5 1/2026 USD $ 304,250 $ 586
Hang Seng Mini Index 12 1/2026 HKD 395,462 (4,565)
Hang Seng Mini Index 54 1/2026 HKD 617,732 (5,722)
IBEX 35 Index 11 1/2026 EUR 223,376 2,966
IFSC NIFTY 50 Index 5 1/2026 USD 262,755 (578)
KOSPI 200 Index 12 1/2026 KRW 252,828 10,318
LME Aluminum Base Metal 1 1/2026 USD 74,377 5,440
LME Aluminum Base Metal 1 1/2026 USD 74,397 5,677
LME Aluminum Base Metal 1 1/2026 USD 74,407 5,214
LME Aluminum Base Metal 1 1/2026 USD 73,690 6,475
LME Aluminum Base Metal 1 1/2026 USD 74,437 4,178
LME Aluminum Base Metal 1 1/2026 USD 74,225 6,342
LME Copper Base Metal 1 1/2026 USD 311,585 45,038
LME Copper Base Metal 1 1/2026 USD 311,445 42,754
LME Lead Base Metal 1 1/2026 USD 49,631 (1,032)
LME Nickel Base Metal 1 1/2026 USD 99,157 8,183
LME Nickel Base Metal 1 1/2026 USD 99,141 7,818
LME Nickel Base Metal 1 1/2026 USD 99,171 8,118
LME Nickel Base Metal 1 1/2026 USD 99,317 7,310
LME Nickel Base Metal 1 1/2026 USD 99,328 7,628
LME Zinc Base Metal 1 1/2026 USD 77,198 3,641
LME Zinc Base Metal 1 1/2026 USD 77,177 1,518
LME Zinc Base Metal 1 1/2026 USD 77,152 1,028
LME Zinc Base Metal 1 1/2026 USD 77,392 1,139

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
MSCI Singapore Index 4 1/2026 SGD $ 138,712 $ (421)
Natural Gas 2 1/2026 USD 73,720 (7,034)
SGX FTSE China A50 Index 64 1/2026 USD 977,920 (5,635)
SGX FTSE Taiwan Index 5 1/2026 USD 474,200 8,273
WTI Crude Oil 2 1/2026 USD 114,840 (2,335)
100 oz Gold 1 2/2026 USD 434,110 23,164
Lean Hogs 3 2/2026 USD 102,120 4,331
Live Cattle 3 2/2026 USD 277,920 8,525
LME Nickel Base Metal 1 2/2026 USD 99,392 9,061
LME Nickel Base Metal 1 2/2026 USD 99,403 8,734
Low Sulphur Gasoil 3 2/2026 USD 186,000 (1,260)
SGX IODEX Iron Ore 7 2/2026 USD 73,577 185
Sugar No. 11 1 2/2026 USD 16,811 (321)
White Sugar 1 2/2026 USD 21,375 (121)
Australia 3 Year Bond 15 3/2026 AUD 1,051,032 762
CBOE Volatility Index 1 3/2026 USD 19,738 36
Coffee 'C' 2 3/2026 USD 261,562 (32,914)
Copper 2 3/2026 USD 284,100 12,306
Corn 19 3/2026 USD 418,237 (9,200)
Crude Oil 1 3/2026 USD 60,163 (925)
DJIA CBOT Micro E-mini Index 25 3/2026 USD 604,200 (4,917)
Euro-Bobl 6 3/2026 EUR 819,138 (2,292)
Euro-BTP 3 3/2026 EUR 423,601 (601)
Euro-OAT 3 3/2026 EUR 425,152 (1,871)
Euro-Schatz 18 3/2026 EUR 2,258,993 1,515
FTSE 100 Index 1 3/2026 GBP 134,000 2,777
FTSE/JSE Top 40 Index 2 3/2026 ZAR 132,060 3,040
FTSE/MIB Index 9 3/2026 EUR 476,517 5,425
KC HRW Wheat 3 3/2026 USD 77,213 (1,610)
LME Aluminum Base Metal 8 3/2026 USD 598,894 22,785
LME Copper Base Metal 3 3/2026 USD 933,037 76,283
LME Nickel Base Metal 4 3/2026 USD 399,334 15,658
LME Zinc Base Metal 4 3/2026 USD 311,892 7,209
Long Gilt 1 3/2026 GBP 123,162 230
MSCI Emerging Markets Index 10 3/2026 USD 705,700 15,326
NASDAQ 100 Micro E-Mini Index 7 3/2026 USD 356,395 913
Nikkei 225 Index 5 3/2026 JPY 160,878 (426)
Red Wheat 1 3/2026 USD 28,700 (260)
Russell 2000 Micro E-Mini Index 32 3/2026 USD 399,680 (8,768)
S&P 500 E-Mini Index 63 3/2026 USD 21,711,375 22,431
S&P 500 Micro E-Mini Index 12 3/2026 USD 413,550 234
S&P Midcap 400 E-Mini Index 1 3/2026 USD 332,520 (2,328)
S&P/TSX 60 Index 2 3/2026 CAD 542,610 3,000
Soybean Oil 1 3/2026 USD 29,136 (1,834)
TOPIX Mini Index 13 3/2026 JPY 283,296 1,542
U.S. Treasury 10 Year Note 3 3/2026 USD 336,844 (1,332)
U.S. Treasury 2 Year Note 6 3/2026 USD 1,252,594 (6)
Wheat 5 3/2026 USD 126,750 (6,804)
90-Day New Zealand Bill 1 6/2026 NZD 572,110 455
3 Month SARON 4 9/2026 CHF 1,263,161 (716)
3 Month SONIA 9 9/2026 GBP 2,929,466 218
3 Month CORRA 5 12/2026 CAD 888,948 (573)
3 Month SARON 5 12/2026 CHF 1,578,636 (767)
3 Month SOFR 5 12/2026 USD 1,210,563 (82)
3 Month SONIA 9 12/2026 GBP 2,931,589 1,146
UK Allowances Carbon Dioxide Emissions 1 12/2026 GBP 90,407 10,686
3 Month CORRA 2 3/2027 CAD 355,215 (608)

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 3 3/2027 EUR $ 862,230 $ (1,144)
3 Month SARON 4 3/2027 CHF 1,262,467 (750)
3 Month SOFR 4 3/2027 USD 968,900 (101)
3 Month SONIA 9 3/2027 GBP 2,931,892 750
3 Month Euro Euribor 3 6/2027 EUR 861,613 (1,338)
3 Month SARON 1 6/2027 CHF 315,412 (427)
3 Month SONIA 3 6/2027 GBP 976,994 (162)
3 Month Euro Euribor 3 9/2027 EUR 861,040 (1,697)
3 Month SONIA 1 9/2027 GBP 325,530 429
3 Month Euro Euribor 3 12/2027 EUR 860,467 (682)
3 Month SONIA 1 12/2027 GBP 325,361 420
3 Month SONIA 1 3/2028 GBP 325,210 352
Total of long contracts 335,413
Short Contracts
CAC 40 10 Euro Index (1) 1/2026 EUR (95,826) (372)
CBOE Volatility Index (2) 1/2026 USD (33,065) 3,095
EURO STOXX 50 Volatility Index (3) 1/2026 EUR (5,641) 880
LME Aluminum Base Metal (1) 1/2026 USD (74,378) (5,404)
LME Aluminum Base Metal (1) 1/2026 USD (74,398) (5,722)
LME Aluminum Base Metal (1) 1/2026 USD (74,408) (5,604)
LME Aluminum Base Metal (1) 1/2026 USD (73,690) (6,618)
LME Aluminum Base Metal (1) 1/2026 USD (74,438) (4,177)
LME Aluminum Base Metal (1) 1/2026 USD (74,225) (6,350)
LME Copper Base Metal (1) 1/2026 USD (311,585) (45,012)
LME Copper Base Metal (1) 1/2026 USD (311,445) (41,648)
LME Lead Base Metal (1) 1/2026 USD (49,631) 1,066
LME Nickel Base Metal (1) 1/2026 USD (99,157) (8,365)
LME Nickel Base Metal (1) 1/2026 USD (99,141) (7,944)
LME Nickel Base Metal (1) 1/2026 USD (99,171) (8,046)
LME Nickel Base Metal (1) 1/2026 USD (99,317) (7,261)
LME Nickel Base Metal (1) 1/2026 USD (99,328) (7,907)
LME Zinc Base Metal (1) 1/2026 USD (77,198) (3,826)
LME Zinc Base Metal (1) 1/2026 USD (77,177) (1,655)
LME Zinc Base Metal (1) 1/2026 USD (77,152) (1,455)
LME Zinc Base Metal (1) 1/2026 USD (77,392) (1,146)
NY Harbor ULSD (2) 1/2026 USD (178,206) 2,141
OMXS30 Index (5) 1/2026 SEK (157,239) (3,858)
RBOB Gasoline (5) 1/2026 USD (360,150) 7,227
EURO STOXX 50 Volatility Index (1) 2/2026 EUR (2,045) 210
LME Nickel Base Metal (1) 2/2026 USD (99,392) (8,855)
LME Nickel Base Metal (1) 2/2026 USD (99,403) (8,686)
Australia 10 Year Bond (3) 3/2026 AUD (219,109) (213)
Canada 10 Year Bond (5) 3/2026 CAD (440,093) 6,664
Canola (2) 3/2026 CAD (17,556) 767
Cocoa (1) 3/2026 USD (60,650) (10,101)
Cocoa (2) 3/2026 GBP (118,000) (4,460)
Cotton No. 2 (4) 3/2026 USD (128,540) 4,299
Crude Palm Oil (2) 3/2026 MYR (49,901) (121)
Euro STOXX 50 Index (1) 3/2026 EUR (68,643) (981)
Euro-Bund (1) 3/2026 EUR (149,967) (18)
Euro-Buxl (1) 3/2026 EUR (129,413) 407
Japan 10 Year Bond (2) 3/2026 JPY (1,691,650) 6,838
LME Aluminum Base Metal (3) 3/2026 USD (224,585) (4,240)
LME Copper Base Metal (1) 3/2026 USD (311,012) (26,350)
LME Lead Base Metal (1) 3/2026 USD (50,192) 42
LME Nickel Base Metal (6) 3/2026 USD (599,001) (68,880)
LME Zinc Base Metal (5) 3/2026 USD (389,865) (3,417)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Milling Wheat No. 2 (1) 3/2026 EUR $ (11,150) $ (197)
Mini-DAX Index (1) 3/2026 EUR (145,078) (2,325)
MSCI EAFE Index (1) 3/2026 USD (145,105) (1,312)
Soybean (6) 3/2026 USD (314,250) 5,393
Soybean Meal (3) 3/2026 USD (89,820) 2,077
SPI 200 Index (2) 3/2026 AUD (289,496) (3,581)
U.S. Treasury 5 Year Note (2) 3/2026 USD (218,422) 766
U.S. Treasury Long Bond (2) 3/2026 USD (230,438) 1,192
90-Day Australian Bank Bill (4) 6/2026 AUD (2,643,652) 1,156
3 Month CORRA (3) 9/2026 CAD (533,778) 22
3 Month Euro Euribor (7) 9/2026 EUR (2,014,234) 762
3 Month SOFR (1) 9/2026 USD (241,725) (74)
90-Day Australian Bank Bill (3) 9/2026 AUD (1,982,158) 170
90-Day Australian Bank Bill (2) 12/2026 AUD (1,321,245) (194)
90-Day Australian Bank Bill (1) 3/2027 AUD (660,590) (238)
3 Month CORRA (1) 6/2027 CAD (177,425) (185)
3 Month SOFR (4) 9/2027 USD (968,450) 70
3 Month SOFR (4) 12/2027 USD (967,950) 250
3 Month SOFR (4) 3/2028 USD (967,350) 821
3 Month SOFR (2) 6/2028 USD (483,325) 624
3 Month SONIA (1) 6/2028 GBP (325,041) 116
Total of short contracts (269,743)
Net unrealized appreciation $ 65,670
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 643,000 USD 423,588 CITI 3/18/2026 $ 5,554
AUD 643,000 USD 423,587 JPMC 3/18/2026 5,554
CAD 1,682,000 USD 1,220,344 CITI 3/18/2026 8,922
CAD 1,682,000 USD 1,220,342 JPMC 3/18/2026 8,924
CHF 72,499 USD 91,132 CITI 3/18/2026 1,100
CHF 72,501 USD 91,135 JPMC 3/18/2026 1,100
CLP 150,000,000 USD 160,492 CITI
**
3/18/2026 6,269
CLP 150,000,000 USD 160,491 JPMC
**
3/18/2026 6,269
CNY 5,034,418 USD 716,694 CITI
**
3/18/2026 8,114
CNY 5,034,418 USD 716,695 JPMC
**
3/18/2026 8,112
COP 265,713,406 USD 68,509 CITI
**
3/18/2026 133
COP 265,713,405 USD 68,509 JPMC
**
3/18/2026 134
CZK 14,000,000 USD 670,363 CITI 3/18/2026 11,415
CZK 14,000,000 USD 670,361 JPMC 3/18/2026 11,416
EUR 1,220,296 USD 1,428,184 CITI 3/18/2026 10,758
EUR 1,220,297 USD 1,428,182 JPMC 3/18/2026 10,761
GBP 339,999 USD 454,528 CITI 3/18/2026 3,690
GBP 340,002 USD 454,531 JPMC 3/18/2026 3,691
HUF 108,532,150 USD 326,739 CITI 3/18/2026 3,523
HUF 108,532,150 USD 326,738 JPMC 3/18/2026 3,523
INR 10,000,000 USD 109,501 CITI
**
3/18/2026 1,038
INR 10,000,000 USD 109,501 JPMC
**
3/18/2026 1,038
JPY 33,374,998 USD 214,380 CITI 3/18/2026 19
JPY 33,374,996 USD 214,380 JPMC 3/18/2026 19
KRW 350,000,000 USD 239,185 CITI
**
3/18/2026 3,821

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 350,000,000 USD 239,185 JPMC
**
3/18/2026 $ 3,822
MXN 1,000,000 USD 53,476 CITI 3/18/2026 1,665
MXN 1,000,000 USD 53,476 JPMC 3/18/2026 1,665
PEN 690,726 USD 203,864 CITI
**
3/18/2026 1,082
PEN 690,726 USD 203,863 JPMC
**
3/18/2026 1,083
PLN 519,000 USD 144,070 CITI 3/18/2026 441
PLN 519,000 USD 144,070 JPMC 3/18/2026 441
SEK 2,500,000 USD 270,674 CITI 3/18/2026 1,906
SEK 2,500,000 USD 270,673 JPMC 3/18/2026 1,907
SGD 1,064,001 USD 827,957 CITI 3/18/2026 3,702
SGD 1,063,999 USD 827,954 JPMC 3/18/2026 3,703
THB 500,000 USD 15,918 CITI 3/18/2026 36
THB 500,000 USD 15,918 JPMC 3/18/2026 36
USD 770,440 EUR 652,501 CITI 3/18/2026 1,028
USD 770,440 EUR 652,499 JPMC 3/18/2026 1,030
USD 974,458 INR 87,500,000 CITI
**
3/18/2026 7,241
USD 974,460 INR 87,500,000 JPMC
**
3/18/2026 7,242
USD 453,181 JPY 70,000,000 CITI 3/18/2026 3,506
USD 453,182 JPY 70,000,000 JPMC 3/18/2026 3,507
USD 53,406 NOK 538,124 CITI 3/18/2026 33
USD 53,406 NOK 538,124 JPMC 3/18/2026 33
USD 127,314 PHP 7,500,000 CITI
**
3/18/2026 606
USD 127,309 PHP 7,500,000 JPMC
**
3/18/2026 601
USD 63,613 TWD 2,000,000 CITI
**
3/18/2026 41
USD 63,613 TWD 2,000,000 JPMC
**
3/18/2026 41
ZAR 16,000,000 USD 924,264 CITI 3/18/2026 37,007
ZAR 16,000,000 USD 924,262 JPMC 3/18/2026 37,009
USD 59,854 IDR 1,000,000,000 CITI
**
3/25/2026 95
USD 59,854 IDR 1,000,000,000 JPMC
**
3/25/2026 95
Total unrealized appreciation 245,501
AUD 262,000 USD 175,748 CITI 3/18/2026 (888)
AUD 262,000 USD 175,748 JPMC 3/18/2026 (888)
BRL 277,000 USD 50,661 CITI
**
3/18/2026 (953)
BRL 277,000 USD 50,661 JPMC
**
3/18/2026 (953)
CAD 144,000 USD 105,583 CITI 3/18/2026 (343)
CAD 144,000 USD 105,583 JPMC 3/18/2026 (343)
CHF 107,500 USD 137,304 CITI 3/18/2026 (543)
CHF 107,500 USD 137,303 JPMC 3/18/2026 (543)
COP 384,286,594 USD 100,089 CITI
**
3/18/2026 (815)
COP 384,286,595 USD 100,089 JPMC
**
3/18/2026 (813)
EUR 257,000 USD 303,545 CITI 3/18/2026 (497)
EUR 257,000 USD 303,544 JPMC 3/18/2026 (497)
GBP 120,500 USD 162,751 CITI 3/18/2026 (352)
GBP 120,500 USD 162,750 JPMC 3/18/2026 (352)
HUF 1,467,850 USD 4,468 CITI 3/18/2026 (1)
HUF 1,467,850 USD 4,468 JPMC 3/18/2026 (1)
JPY 129,583,335 USD 839,511 CITI 3/18/2026 (7,076)
JPY 129,583,337 USD 839,509 JPMC 3/18/2026 (7,073)
MXN 2,500,000 USD 138,094 CITI 3/18/2026 (242)
MXN 2,500,000 USD 138,093 JPMC 3/18/2026 (241)
NZD 1,443,000 USD 836,168 CITI 3/18/2026 (3,090)
NZD 1,443,000 USD 836,167 JPMC 3/18/2026 (3,089)
PEN 47,774 USD 14,185 CITI
**
3/18/2026 (10)
PEN 47,774 USD 14,185 JPMC
**
3/18/2026 (10)
SGD 119,000 USD 93,021 CITI 3/18/2026 (7)
SGD 119,000 USD 93,021 JPMC 3/18/2026 (7)
THB 500,000 USD 16,114 CITI 3/18/2026 (161)
THB 500,000 USD 16,114 JPMC 3/18/2026 (161)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 15,000,000 USD 482,018 CITI
**
3/18/2026 $ (5,230)
TWD 15,000,000 USD 482,017 JPMC
**
3/18/2026 (5,230)
USD 922,452 AUD 1,419,500 CITI 3/18/2026 (24,930)
USD 922,453 AUD 1,419,500 JPMC 3/18/2026 (24,928)
USD 427,896 CAD 596,708 CITI 3/18/2026 (8,199)
USD 427,897 CAD 596,708 JPMC 3/18/2026 (8,199)
USD 1,025,269 CHF 816,499 CITI 3/18/2026 (13,469)
USD 1,025,274 CHF 816,501 JPMC 3/18/2026 (13,467)
USD 290,130 CZK 6,000,000 CITI 3/18/2026 (2,060)
USD 290,131 CZK 6,000,000 JPMC 3/18/2026 (2,059)
USD 482,346 EUR 411,999 CITI 3/18/2026 (3,473)
USD 482,349 EUR 412,001 JPMC 3/18/2026 (3,472)
USD 714,159 GBP 540,946 CITI 3/18/2026 (14,875)
USD 714,164 GBP 540,949 JPMC 3/18/2026 (14,874)
USD 70,154 ILS 228,000 CITI 3/18/2026 (1,459)
USD 70,154 ILS 228,000 JPMC 3/18/2026 (1,459)
USD 137,380 INR 12,500,000 CITI
**
3/18/2026 (794)
USD 137,380 INR 12,500,000 JPMC
**
3/18/2026 (793)
USD 96,057 JPY 15,000,000 CITI 3/18/2026 (302)
USD 96,057 JPY 15,000,000 JPMC 3/18/2026 (302)
USD 388,632 NOK 3,961,876 CITI 3/18/2026 (4,317)
USD 388,633 NOK 3,961,876 JPMC 3/18/2026 (4,316)
USD 1,217,425 NZD 2,122,500 CITI 3/18/2026 (7,945)
USD 1,217,428 NZD 2,122,500 JPMC 3/18/2026 (7,942)
USD 42,156 PHP 2,500,000 CITI
**
3/18/2026 (80)
USD 42,153 PHP 2,500,000 JPMC
**
3/18/2026 (84)
USD 3,829 PLN 13,999 CITI 3/18/2026 (69)
USD 3,829 PLN 13,999 JPMC 3/18/2026 (69)
USD 421,277 SEK 4,000,000 CITI 3/18/2026 (14,852)
USD 421,278 SEK 4,000,000 JPMC 3/18/2026 (14,851)
USD 1,548,079 SGD 1,999,398 CITI 3/18/2026 (14,718)
USD 1,548,080 SGD 1,999,396 JPMC 3/18/2026 (14,714)
USD 468,427 THB 15,000,000 CITI 3/18/2026 (10,180)
USD 468,428 THB 15,000,000 JPMC 3/18/2026 (10,179)
USD 15,841 TWD 500,000 CITI
**
3/18/2026 (52)
USD 15,841 TWD 500,000 JPMC
**
3/18/2026 (52)
USD 59,878 ZAR 1,000,000 CITI 3/18/2026 (201)
USD 59,878 ZAR 1,000,000 JPMC 3/18/2026 (201)
USD 119,212 IDR 2,000,000,000 CITI
**
3/25/2026 (306)
USD 119,212 IDR 2,000,000,000 JPMC
**
3/25/2026 (306)
Total unrealized depreciation (284,957)
Net unrealized depreciation $ (39,456)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
December 31, 2025
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 16,146 $ 16,146
CITI
Investment Companies 110,644 – 110,644
GSCO
Cash – 120,619 120,619
JPMC
Investment Companies 141,016 – 141,016
JPMS
Cash – 344,312 344,312
MSCL
Cash – 1,578,362 1,578,362
MSCS
Investment Companies 260,161 – 260,161
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 181,578 $ 181,578
JPPC
Cash – 83,254 83,254

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 116.3%
COMMON STOCKS - 9.1%
Communication Services - 1 .1%
Diversified Telecommunication Services - 0 .9%
Frontier Communications Parent,
Inc. (1)*(a) 493,510 18,787,926
Media - 0 .2%
Fox Corp., Class B (1) 53,820 3,494,533
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd. *(b) 58,234 755,877
Total Communication Services 23,038,336
Consumer Discretionary - 0 .6%
Automobiles - 0 .0% †
Lucid Group, Inc. (1)*(a) 28,872 305,177
Textiles, Apparel & Luxury Goods - 0 .6%
Skechers USA, Inc., Class A (3)* 542,493 11,419,478
Total Consumer Discretionary 11,724,655
Consumer Staples - 0 .2%
Food Products - 0 .2%
CN Healthy Food Tech Group Corp.
(3)* 12,638 69,635
Magnum Ice Cream Co. NV (The)
(Netherlands) (1)* 283,390 4,491,732
Total Consumer Staples 4,561,367
Financials - 0 .8%
Capital Markets - 0 .8%
Activate Energy Acquisition Corp.,
Class B (acquired 12/4/2025, Cost
$216) (3)*(c)(d) 71,880 216
American Drive Acquisition Co.,
Class B (acquired 12/18/2025, Cost
$151,380) (3)*(c)(d) 87,000 151,380
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(c)(d) 77,278 309
Axiom Intelligence Acquisition Corp.
1, Class B (acquired 6/18/2025,
Cost $257) (3)*(c)(d) 64,144 257
Bitcoin Infrastructure Acquisition
Corp. Ltd., Class B (acquired
12/2/2025, Cost $241) (3)*(c)(d) 80,271 241
Bluerock Acquisition Corp., Class B
(acquired 12/11/2025, Cost $180)
(3)*(c)(d) 60,080 180
byNordic Acquisition Corp., Class A
(Sweden) *(d) 40,443 495,022
CO2 Energy Transition Corp. (1)*(d)
127,667 1,313,693
Cohen Circle Acquisition Corp. II,
Class B (acquired 7/1/2025, Cost
$398) (3)*(c)(d) 39,810 398
Crane Harbor Acquisition Corp.,
Class B (acquired 4/25/2025, Cost
$313) (3)*(c)(d) 62,544 313
INVESTMENTS SHARES VALUE ($)
Capital Markets - 0.8% (continued)
Crane Harbor Acquisition Corp. II,
Class B (acquired 12/16/2025, Cost
$378) (3)*(c)(d) 75,600 378
CSLM Digital Asset Acquisition
Corp. III Ltd., Class B (acquired
8/27/2025, Cost $165) (3)*(c)(d) 54,870 165
EGH Acquisition Corp., Class B
(acquired 5/9/2025, Cost $202)
(3)*(c)(d) 67,296 202
ESH Acquisition Corp., Class A
(1)*(d) 8,212 157,506
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(c)(d) 14,906 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $191)
(3)*(c)(d) 51,558 191
FG Merger II Corp. (1)*(d)
179,188 1,799,048
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(c)(d) 92,583 417
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(c)(d) 68,416 78,678
GigCapital8 Corp., Class B
(acquired 10/6/2025, Cost $2,634)
(3)*(c)(d) 113,287 2,634
GSR IV Acquisition Corp., Class B
(acquired 9/4/2025, Cost $93) (3)*(c)
(d) 92,407 93
HCM III Acquisition Corp., Class B
(acquired 8/1/2025, Cost $31) (3)*(c)
(d) 10,459 31
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(c)(d) 65,300 131
IB Acquisition Corp. (1)*(d)
114,641 1,203,731
Inception Growth Acquisition Ltd.
*(d) 26,400 324,984
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) *(c)(d) 33,755 278,479
Indigo Acquisition Corp., Class B
(acquired 7/1/2025, Cost $233)
(3)*(c)(d) 46,585 233
Kochav Defense Acquisition Corp.,
Class B (acquired 5/28/2025, Cost
$375) (3)*(c)(d) 125,127 375
LaFayette Acquisition Corp., Class
B (acquired 10/24/2025, Cost $244)
(3)*(c)(d) 48,755 244
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(c)(d) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(c)(d) 65,200 261
Launchpad Cadenza Acquisition
Corp. I, Class B (acquired
12/18/2025, Cost $290) (3)*(c)(d) 72,606 290

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 0.8% (continued)
Leapfrog Acquisition Corp., Class
B (acquired 12/4/2025, Cost $361)
(3)*(c)(d) 72,280 361
Lightwave Acquisition Corp., Class
B (acquired 6/25/2025, Cost $309)
(3)*(c)(d) 77,130 309
M3-Brigade Acquisition VI Corp.,
Class B (acquired 8/27/2025, Cost
$68) (3)*(c)(d) 22,579 68
Mayflower Acquisition Ltd. (United
Kingdom) *(d) 910,000 9,555,000
McKinley Acquisition Corp., Class
B (acquired 8/12/2025, Cost $82)
(3)*(c)(d) 65,705 82
New Providence Acquisition Corp.
III, Class B (acquired 4/24/2025,
Cost $192) (3)*(c)(d) 63,992 192
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(c)(d) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(c)(d) 91,354 338
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(c)(d) 15,672 157
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(c)(d) 62,688 188
Procap Financial Inc. *(b)
48,800 172,264
Quetta Acquisition Corp. (1)*(d)
72,851 826,859
Range Capital Acquisition Corp. II,
Class B (acquired 10/3/2025, Cost
$269) (3)*(c)(d) 89,808 269
Silicon Valley Acquisition Corp.,
Class B (acquired 12/23/2025, Cost
$90,090) (3)*(c)(d) 72,072 90,090
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(c)(d) 68,292 273
Sim Acquisition Corp. I, Class B
(acquired 7/11/2024, Cost $145)
(3)*(c)(d) 43,961 145
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(c)(d) 78,550 322
Tailwind 2.0 Acquisition Corp., Class
B (acquired 11/7/2025, Cost $381)
(3)*(c)(d) 95,248 381
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(c)(d) 60,623 242
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(c)(d) 74,993 300
Wen Acquisition Corp., Class B
(acquired 5/16/2025, Cost $143)
(3)*(c)(d) 35,744 143
Total Financials 16,458,794
INVESTMENTS SHARES VALUE ($)
Health Care - 0 .1%
Health Care Equipment & Supplies - 0 .0% †
Baird Medical Investment Holdings
Ltd. (China) (acquired 4/28/2023,
Cost $–) *(c) 46,529 63,279
Pharmaceuticals - 0 .1%
Avadel Pharmaceuticals plc, ADR
(1)*(a)(e) 39,609 853,574
Jazz Pharmaceuticals plc (1)*(a)
12,359 2,101,030
2,954,604
Total Health Care 3,017,883
Industrials - 0 .3%
Aerospace & Defense - 0 .2%
AeroVironment, Inc. (1)*(a) 14,939 3,613,595
Construction & Engineering - 0 .1%
Fluor Corp. (1)*(a)
60,059 2,380,138
Terrestrial Energy, Inc. *(b)
59,069 360,912
2,741,050
Electrical Equipment - 0 .0% †
Terra Innovatum Global NV *(b) 49,791 230,034
Professional Services - 0 .0% †
Parsons Corp. (1)*(a) 14,334 885,841
Total Industrials 7,470,520
Information Technology - 2 .1%
Electronic Equipment, Instruments & Components - 0 .0% †
CID Holdco, Inc. (1)* 45,000 20,196
Semiconductors & Semiconductor Equipment - 2 .0%
MKS, Inc. (1)(a)
11,826 1,889,795
Qorvo, Inc. (1)*(a)(e)
485,932 41,066,113
42,955,908
Software - 0 .1%
Guidewire Software, Inc. (1)*(a) 12,671 2,546,998
Total Information Technology 45,523,102
Materials - 3 .9%
Chemicals - 0 .3%
Axalta Coating Systems Ltd. (1)*(a) 184,823 5,971,631
Metals & Mining - 3 .6%
Namib Minerals *(b)
18,593 18,779
Rio Tinto plc, ADR (Australia) (1)
448,326 35,879,530
Teck Resources Ltd., Class B
(Canada) (1)(a) 836,296 40,050,215
75,948,524
Total Materials 81,920,155
TOTAL COMMON STOCKS
(Cost $180,565,389) 193,714,812

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
CONVERTIBLE PREFERRED STOCKS - 0.4%
Financials - 0 .4%
Financial Services - 0 .4%
Shift4 Payments, Inc.
$100 par, 6.00%, 5/1/2028 (1)
(a) (Cost $10,358,080) 100,000 8,001,000
CLOSED-END FUNDS - 0 .2%
Financials - 0 .2%
Clough Global Equity Fund (1)
10,239 78,431
Core Pacific Pioneer Mutual
18,246 6,624
Flaherty & Crumrine Preferred and
Income Fund (1) 9,227 109,524
Flaherty & Crumrine Total Return
Fund (1) 10,915 191,013
Gabelli Healthcare & WellnessRx
Trust (The) (1) 7,650 73,670
John Hancock Diversified Income
Fund (1) 18,783 201,917
New Germany Fund, Inc. (The) (1)
17,892 204,327
Nuveen Dow 30sm Dynamic
Overwrite Fund (1) 46,966 716,701
Nuveen S&P 500 Buy-Write Income
Fund (1) 59,585 875,899
Sprott Focus Trust, Inc. (1)
24,124 209,396
SRH Total Return Fund, Inc. (1)
27,565 511,055
Templeton Emerging Markets Fund
(1) 16,795 286,019
Total Financials 3,464,576
TOTAL CLOSED-END FUNDS
(Cost $2,818,746) 3,464,576
PRINCIPAL
AMOUNT
CORPORATE BONDS - 4.9%
Communication Services - 2 .0%
Diversified Telecommunication Services - 1 .4%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 $ 17,687,750 17,902,242
6.00%, 1/15/2030 (f) 4,617,000 4,695,295
WULF Compute LLC
7.75%, 10/15/2030 (f) 7,800,000 8,035,938
30,633,475
Media - 0 .6%
iHeartCommunications, Inc.
6.38%, 5/1/2026 423 414
TEGNA, Inc.
5.00%, 9/15/2029 12,331,000 12,222,416
12,222,830
Total Communication Services 42,856,305
Consumer Discretionary - 0 .2%
Broadline Retail - 0 .2%
Getty Images, Inc.
14.00%, 3/1/2028 (f) 4,422,000 4,156,725
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Staples - 0 .1%
Food Products - 0 .1%
TreeHouse Foods, Inc.
4.00%, 9/1/2028 $ 1,190,000 1,181,075
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) 2,833,436 123,254
Financials - 0 .3%
Consumer Finance - 0 .3%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)
8.75%, 9/1/2027 (f) 6,000,000 6,222,294
Information Technology - 1 .2%
Communications Equipment - 1 .2%
CommScope LLC
4.75%, 9/1/2029 (f) 3,725,000 3,719,748
9.50%, 12/15/2031 (f) 7,450,000 7,524,800
CommScope Technologies LLC
5.00%, 3/15/2027 (f) 14,925,000 14,891,457
Total Information Technology 26,136,005
Materials - 0 .4%
Metals & Mining - 0 .4%
United States Steel Corp.
6.88%, 3/1/2029 9,408,000 9,454,635
Real Estate - 0 .7%
Industrial REITs - 0 .7%
IIP Operating Partnership LP
5.50%, 5/25/2026 15,190,000 14,976,608
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $106,051,973) 105,109,276
CONVERTIBLE BONDS - 35.8%
Communication Services - 1 .9%
Entertainment - 0 .5%
Live Nation Entertainment, Inc.
2.88%, 10/15/2031 (a)(f) 12,015,000 11,804,737
Interactive Media & Services - 1 .4%
fuboTV, Inc.
3.25%, 2/15/2026 3,047,000 3,044,258
Snap, Inc.
0.50%, 5/1/2030 (a) 23,025,000 20,077,800
Weibo Corp. (China)
1.38%, 12/1/2030 (a) 5,325,000 6,166,350
29,288,408
Total Communication Services 41,093,145

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Discretionary - 8 .4%
Automobile Components - 1 .0%
LCI Industries
3.00%, 3/1/2030 (a)(f) $ 6,050,000 7,154,125
Patrick Industries, Inc.
1.75%, 12/1/2028 (a) 7,855,000 13,329,935
20,484,060
Automobiles - 0 .1%
Lucid Group, Inc.
7.00%, 11/1/2031 (a)(f) 4,006,000 3,026,533
Broadline Retail - 1 .2%
Alibaba Group Holding Ltd. (China)
0.50%, 6/1/2031 (a) 4,225,000 6,561,425
Groupon, Inc.
Series UNRS, 4.88%,
6/30/2030 (a) 9,300,000 8,184,000
JD.com, Inc. (China)
0.25%, 6/1/2029 (a) 11,000,000 10,994,500
25,739,925
Hotels, Restaurants & Leisure - 5 .4%
Cracker Barrel Old Country Store, Inc.
1.75%, 9/15/2030 (a)(f) 9,362,000 7,036,479
DoorDash, Inc.
0.00%, 5/15/2030 (a)(f) 28,823,000 30,105,624
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (a) 25,700,000 23,476,950
MakeMyTrip Ltd. (India)
0.00%, 7/1/2030 (a)(f) 25,275,000 24,744,225
NCL Corp. Ltd.
0.75%, 9/15/2030 (a)(f) 22,591,000 21,786,760
Trip.com Group Ltd. (China)
0.75%, 6/15/2029 (a) 5,655,000 6,952,823
114,102,861
Specialty Retail - 0 .7%
GameStop Corp.
0.00%, 6/15/2032 (a)(f) 15,050,000 14,681,275
Total Consumer Discretionary 178,034,654
Consumer Staples - 0 .2%
Household Products - 0 .1%
Spectrum Brands, Inc.
3.38%, 6/1/2029 (a) 2,600,000 2,455,700
Personal Care Products - 0 .1%
Herbalife Ltd.
4.25%, 6/15/2028 (a) 125,000 134,625
Oddity Finance LLC
0.00%, 6/15/2030 (a)(f) 2,350,000 2,023,937
2,158,562
Total Consumer Staples 4,614,262
Financials - 3 .8%
Capital Markets - 1 .9%
Capital Southwest Corp.
5.13%, 11/15/2029 (a) 1,544,000 1,524,700
Coinbase Global, Inc.
0.25%, 4/1/2030 (a) 4,150,000 4,245,450
0.00%, 10/1/2032 (a)(f) 23,200,000 20,752,400
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Capital Markets - 1.9% (continued)
Galaxy Digital Holdings LP
0.50%, 5/1/2031 (a)(f) $ 6,125,000 4,627,438
WisdomTree, Inc.
3.25%, 8/15/2029 (a) 8,142,000 9,765,311
40,915,299
Consumer Finance - 0 .5%
Qfin Holdings, Inc. (China)
0.50%, 4/1/2030 (a)(f) 2,475,000 2,122,312
Upstart Holdings, Inc.
0.00%, 2/15/2032 (a)(f) 10,301,000 8,504,506
10,626,818
Financial Services - 1 .4%
Euronet Worldwide, Inc.
0.63%, 10/1/2030 (a)(f) 22,800,000 20,790,750
Global Payments, Inc.
1.50%, 3/1/2031 (a) 10,000,000 8,970,000
29,760,750
Total Financials 81,302,867
Health Care - 4 .7%
Biotechnology - 3 .1%
Cytokinetics, Inc.
1.75%, 10/1/2031 (a)(f) 6,300,000 7,840,980
Exact Sciences Corp.
1.75%, 4/15/2031 (f) 19,137,000 23,356,708
Halozyme Therapeutics, Inc.
0.00%, 2/15/2031 (a)(f) 13,027,000 13,024,395
0.88%, 11/15/2032 (a)(f) 13,076,000 13,272,140
Sarepta Therapeutics, Inc.
4.88%, 9/1/2030 (a) 6,400,000 5,123,200
Telix Pharmaceuticals Ltd. (Australia)
2.38%, 7/30/2029 (a)(h) AUD 4,000,000 2,543,938
65,161,361
Health Care Equipment & Supplies - 1 .0%
Dexcom, Inc.
0.38%, 5/15/2028 (a) $ 23,208,000 21,339,756
Tandem Diabetes Care, Inc.
Series 2024, 1.50%, 3/15/2029
(a) 828,000 839,902
22,179,658
Health Care Providers & Services - 0 .6%
Hims & Hers Health, Inc.
0.00%, 5/15/2030 (a)(f) 14,709,000 12,642,386
Total Health Care 99,983,405
Industrials - 1 .9%
Aerospace & Defense - 0 .2%
BWX Technologies, Inc.
0.00%, 11/1/2030 (f) 3,805,000 3,626,165
Commercial Services & Supplies - 0 .2%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (a)(h) JPY 480,000,000 3,186,925

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electrical Equipment - 0 .7%
Array Technologies, Inc.
2.88%, 7/1/2031 (a)(f) $ 5,225,000 7,537,063
Bloom Energy Corp.
0.00%, 11/15/2030 (a)(f) 9,262,000 8,057,940
15,595,003
Ground Transportation - 0 .5%
Hertz Corp. (The)
5.50%, 10/1/2030 (a)(f) 1,618,000 1,243,837
Lyft, Inc.
0.00%, 9/15/2030 (a)(f) 9,150,000 10,321,200
11,565,037
Machinery - 0 .2%
Daifuku Co. Ltd. (Japan)
Series 2028, 0.00%, 9/14/2028
(a)(h) JPY 370,000,000 3,466,388
Series 2030, 0.00%, 9/13/2030
(a)(h) 100,000,000 968,782
4,435,170
Passenger Airlines - 0 .1%
JetBlue Airways Corp.
2.50%, 9/1/2029 (a) $ 2,275,000 2,201,063
Total Industrials 40,609,363
Information Technology - 10 .3%
Communications Equipment - 0 .5%
ADTRAN Holdings, Inc.
3.75%, 9/15/2030 (a)(f) 9,015,000 9,655,065
Electronic Equipment, Instruments & Components - 1 .0%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (a)(h) JPY 950,000,000 9,991,860
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (a) $ 11,383,000 10,216,243
20,208,103
IT Services - 2 .3%
Cloudflare, Inc.
0.00%, 6/15/2030 (a)(f) 12,000,000 13,044,000
CoreWeave, Inc.
1.75%, 12/1/2031 (a)(f) 2,270,000 2,147,988
DigitalOcean Holdings, Inc.
0.00%, 8/15/2030 (a)(f) 13,725,000 19,414,012
Wix.com Ltd. (Israel)
0.00%, 9/15/2030 (a)(f) 17,050,000 15,063,675
49,669,675
Semiconductors & Semiconductor Equipment - 1 .5%
Microchip Technology, Inc.
0.75%, 6/1/2030 (a) 5,875,000 5,758,088
ON Semiconductor Corp.
0.50%, 3/1/2029 (a) 22,495,000 21,280,270
Penguin Solutions, Inc.
2.00%, 8/15/2030 (a) 5,297,000 5,379,103
32,417,461
Software - 4 .1%
Alarm.com Holdings, Inc.
2.25%, 6/1/2029 (a) 7,225,000 6,878,200
Bitdeer Technologies Group
4.00%, 11/15/2031 (a)(f) 3,984,000 3,680,021
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 4.1% (continued)
BlackLine, Inc.
0.00%, 3/15/2026 (a) $ 1,700,000 1,679,600
1.00%, 6/1/2029 (a) 4,500,000 4,741,200
Box, Inc.
1.50%, 9/15/2029 (a) 8,275,000 8,047,437
IREN Ltd. (Australia)
0.00%, 7/1/2031 (a)(f) 6,150,000 4,554,075
0.25%, 6/1/2032 (a)(f) 1,897,000 1,759,468
Series 33, 1.00%, 6/1/2033
(a)(f) 5,225,000 4,872,312
Nebius Group NV (Netherlands)
1.00%, 9/15/2030 (a)(f) 10,925,000 10,701,037
2.75%, 9/15/2032 (a)(f) 3,000,000 2,871,000
PagerDuty, Inc.
1.50%, 10/15/2028 (a) 7,924,000 7,531,762
Progress Software Corp.
1.00%, 4/15/2026 (a) 300,000 297,900
3.50%, 3/1/2030 (a) 6,550,000 6,618,775
Strategy, Inc.
0.00%, 12/1/2029 (a) 16,425,000 13,445,505
2.25%, 6/15/2032 (a) 5,125,000 5,665,688
Workiva, Inc.
1.25%, 8/15/2028 (a) 4,800,000 4,730,400
88,074,380
Technology Hardware, Storage & Peripherals - 0 .9%
Super Micro Computer, Inc.
3.50%, 3/1/2029 (a) 16,042,000 14,256,526
0.00%, 6/15/2030 (a)(f) 6,150,000 5,184,450
19,440,976
Total Information Technology 219,465,660
Real Estate - 1 .0%
Diversified REITs - 0 .5%
Digital Realty Trust LP
1.88%, 11/15/2029 (a)(f) 10,782,000 10,932,948
Hotel & Resort REITs - 0 .5%
Pebblebrook Hotel Trust
1.63%, 1/15/2030 (a)(f) 9,800,000 9,510,900
Total Real Estate 20,443,848
Utilities - 3 .6%
Electric Utilities - 2 .8%
Exelon Corp.
3.25%, 3/15/2029 (a)(f) 11,550,000 11,515,350
FirstEnergy Corp.
3.88%, 1/15/2031 (a)(f) 27,625,000 29,724,500
PPL Capital Funding, Inc.
3.00%, 12/1/2030 (a)(f) 17,543,000 17,569,826
58,809,676
Multi-Utilities - 0 .5%
WEC Energy Group, Inc.
3.38%, 6/1/2028 (a)(f) 10,650,000 10,788,450

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Water Utilities - 0 .3%
American Water Capital Corp.
3.63%, 6/15/2026 (a) $ 5,625,000 5,601,375
Total Utilities 75,199,501
TOTAL CONVERTIBLE BONDS
(Cost $772,843,967) 760,746,705
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0 .0% †
Capital Markets - 0 .0% †
Aquaron Acquisition Corp., expiring
1/6/2026 (3)*(d) 35,605 8,545
Broad Capital Acquisition Corp.,
expiring 1/13/2026 (3)*(d) 69,739 13,250
Clean Energy Special Situations
Corp., expiring 6/30/2027 *(d) 40,212 34,421
CO2 Energy Transition Corp.,
expiring 5/21/2026 (1)*(d) 127,667 24,257
ESH Acquisition Corp., expiring
1/16/2026 (1)*(d) 97,905 20,071
FG Merger II Corp., expiring
1/29/2027 (1)*(d) 179,188 98,553
Goldenstone Acquisition Ltd.,
expiring 1/21/2026 (3)*(d) 32,200 2,280
IB Acquisition Corp., expiring
3/28/2026 (1)*(d) 43,870 3,027
Inception Growth Acquisition Ltd.,
expiring 2/13/2026 (1)*(d) 112,518 16,549
Mercer Park Opportunities Corp.,
expiring 1/22/2026 *(d) 457,730 22,887
PHP Ventures Acquisition Corp.,
expiring 1/16/2026 (3)*(d) 29,400 –
Quetta Acquisition Corp., expiring
1/10/2026 *(d) 1,196 2,440
Trailblazer Merger Corp. I, expiring
1/30/2026 (1)*(d) 149,105 36,173
Welsbach Technology Metals
Acquisition Corp., expiring 1/6/2026
(1)*(d) 9,289 4,644
Yotta Acquisition Corp., expiring
4/22/2027 (3)*(d) 68,693 6,869
Total Financials 293,966
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 293,966
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.1%
Communication Services - 0 .0% †
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd., expiring
8/14/2030 (United Arab
Emirates) (1)* 79,388 301,674
a
Total Communication Services 301,674
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
a
Distributors - 0 .0% †
Polibeli Group Ltd., expiring
6/23/2030 (Indonesia) (3)* 134,606 12,559
a
Total Consumer Discretionary 14,459
Consumer Staples - 0 .0% †
Food Products - 0 .0% †
CN Healthy Food Tech Group
Corp., expiring 2/16/2029 (3)* 55,001 5,005
a
Financials - 0 .1%
Capital Markets - 0 .1%
26 Capital Acquisition Corp.,
expiring 3/31/2026 (3)*(d) 74,200 482
Aetherium Acquisition Corp.,
expiring 1/29/2026 (3)*(d) 175,712 5,500
AltEnergy Acquisition Corp.,
expiring 5/1/2026 (3)*(a)(d) 61,463 1,365
Arogo Capital Acquisition
Corp., expiring 6/29/2026
(3)*(d) 96,774 2,903
Athena Technology Acquisition
Corp. II, expiring 1/14/2026
(3)*(d) 319,116 6,382
Bluerock Acquisition Corp.,
expiring 12/11/2027 (Ireland)
(acquired 12/11/2025, Cost
$75,100) (3)*(c)(d) 75,100 75,100
byNordic Acquisition Corp.,
expiring 1/12/2026 (3)*(d) 69,207 4,845
Canna-Global Acquisition
Corp., expiring 3/31/2026
(1)*(d) 188,580 19
Clean Energy Special
Situations Corp., expiring
6/30/2027 *(d) 19,002 2
CO2 Energy Transition Corp.,
expiring 5/21/2026 (1)*(d) 127,667 21,576
Concord Acquisition Corp. II,
expiring 12/31/2026 (1)*(d) 95,464 3,885
Corner Growth Acquisition
Corp., expiring 12/31/2026
(3)*(d) 110,400 22,080

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
dMY Squared Technology
Group, Inc., expiring 6/29/2026
(1)*(d) 6,140 15,964
Everest Consolidator
Acquisition Corp., expiring
12/31/2026 (3)*(d) 65,508 727
Focus Impact BH3 Acquisition
Co., expiring 10/7/2028 (3)*(d) 40,816 4,082
Four Leaf Acquisition Corp.,
expiring 1/22/2026 (3)*(d) 111,000 4,440
FutureTech II Acquisition
Corp., expiring 1/18/2026
(3)*(d) 38,964 1,173
Goal Acquisitions Corp.,
expiring 2/5/2026 *(d) 84,630 8
Goldenstone Acquisition Ltd.,
expiring 1/21/2026 (3)*(d) 32,200 644
HCM III Acquisition Corp.,
expiring 8/1/2027 (acquired
8/1/2025, Cost $20,918)
(3)*(c)(d) 13,945 20,918
Inception Growth Acquisition
Ltd., expiring 2/13/2026 (3)*(d) 52,177 2,103
Integral Acquisition Corp. 1,
expiring 1/5/2026 (3)*(d) 45,553 683
Integrated Rail and Resources
Acquisition Corp., expiring
1/8/2026 (1)*(d) 114 84
InterPrivate III Financial
Partners, Inc., expiring
2/9/2026 (3)*(d) 16,500 –
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(c)(d) 73,836 73,836
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(c)(d) 81,500 81,500
Launchpad Cadenza
Acquisition Corp. I, expiring
12/18/2027 (acquired
12/18/2025, Cost $90,758)
(3)*(c)(d) 60,505 90,758
M3-Brigade Acquisition VI
Corp., expiring 8/27/2027
(acquired 8/27/2025, Cost
$45,157) (3)*(c)(d) 30,105 45,158
Maquia Capital Acquisition
Corp., expiring 1/7/2026 (1)*(d) 113,500 11
Mayflower Acquisition Ltd.,
expiring 1/29/2027 (United
Kingdom) (3)*(d) 910,000 13,650
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (3)*(d) 457,730 91,546
Newbury Street Acquisition
Corp., expiring 3/25/2026
(3)*(d) 88,000 9
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Northern Star Investment
Corp. II, expiring 3/31/2026
(3)*(d) 16,500 86
Papaya Growth Opportunity
Corp. I, expiring 1/19/2026
(3)*(d) 206,644 2,087
PHP Ventures Acquisition
Corp., expiring 1/16/2026
(3)*(d) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (3)* 130,861 52
Relativity Acquisition Corp.,
expiring 1/15/2026 (3)*(d) 89,748 –
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(c)(d) 54,951 54,951
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(c)(d) 75,779 75,779
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(c)(d) 93,741 93,741
Wen Acquisition Corp.,
expiring 5/16/2027 (acquired
5/16/2025, Cost $44,680)
(3)*(c)(d) 44,680 44,680
Yotta Acquisition Corp.,
expiring 4/22/2027 *(d) 68,693 82
863,539
Financial Services - 0 .0% †
Marblegate Capital Corp.,
expiring 4/7/2030 (1)* 251,090 42,340
a
Total Financials 905,879
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Abpro Holdings, Inc., expiring
11/12/2029 (1)* 172,931 2,836
Alps Group, Inc., expiring
10/31/2030 * 57,411 718
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
3,554
Health Care Equipment & Supplies - 0 .0% †
Profusa, Inc., expiring
7/11/2030 * 35,632 1,247
a
Health Care Technology - 0 .0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,318 29
a
Total Health Care 4,830

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
a
Construction & Engineering - 0 .0% †
Terrestrial Energy, Inc.,
expiring 10/10/2029 *(b) 73,836 156,532
a
Electrical Equipment - 0 .0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Industrial Conglomerates - 0 .0% †
Generation Essentials Group
(The), expiring 6/4/2030
(France) (1)* 151,012 22,652
a
Total Industrials 180,406
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Namib Minerals, expiring
6/5/2030 (Cayman Islands) * 133,826 9,609
a
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (3)* 84,666 85
a
TOTAL WARRANTS
(Cost $1,323,403) 1,421,947
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–) (3)*(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(c) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
INVESTMENTS
NO. OF
UNITS VALUE ($)
UNITS - 0.2%
Financials - 0 .2%
Capital Markets - 0 .2%
Activate Energy Acquisition Corp.
(acquired 12/4/2025, Cost $89,850)
(3)*(c)(d) 8,985 89,850
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(c)(d) 9,660 96,600
Axiom Intelligence Acquisition
Corp. 1 (acquired 6/18/2025, Cost
$80,180) (3)*(c)(d) 8,018 80,180
Bitcoin Infrastructure Acquisition
Corp. Ltd. (acquired 12/2/2025, Cost
$120,410) (3)*(c)(d) 12,041 120,410
Cohen Circle Acquisition Corp. II
(acquired 7/1/2025, Cost $79,620)
(3)*(c)(d) 7,962 79,620
Crane Harbor Acquisition Corp.
(acquired 4/25/2025, Cost $78,180)
(3)*(c)(d) 7,818 78,180
Crane Harbor Acquisition Corp.
II (acquired 12/16/2025, Cost
$151,200) (3)*(c)(d) 15,120 151,200
CSLM Digital Asset Acquisition
Corp. III Ltd. (acquired 8/27/2025,
Cost $109,740) (3)*(c)(d) 10,974 109,740
EGH Acquisition Corp. (acquired
5/9/2025, Cost $84,120) (3)*(c)(d) 8,412 84,120
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(c)(d) 7,453 74,381
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(c)(d) 11,573 115,729
GigCapital8 Corp. (acquired
10/6/2025, Cost $97,608) (3)*(c)(d) 10,024 97,608
GSR IV Acquisition Corp. (acquired
9/4/2025, Cost $132,977) (3)*(c)(d) 13,307 132,977
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(c)(d) 13,060 130,469
Indigo Acquisition Corp. (acquired
7/1/2025, Cost $66,317) (3)*(c)(d) 6,655 66,317
Kochav Defense Acquisition Corp.
(acquired 5/28/2025, Cost $139,030)
(3)*(c)(d) 13,903 139,030
LaFayette Acquisition Corp.
(acquired 10/24/2025, Cost $69,406)
(3)*(c)(d) 6,965 69,406
Leapfrog Acquisition Corp. (acquired
12/4/2025, Cost $90,350) (3)*(c)(d) 9,035 90,350
Lightwave Acquisition Corp.
(acquired 6/25/2025, Cost $77,130)
(3)*(c)(d) 7,713 77,130
McKinley Acquisition Corp. (acquired
8/12/2025, Cost $82,048) (3)*(c)(d) 8,213 82,048
New America Acquisition I Corp.
(1)*(d) 36,045 375,228

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.2% (continued)
New Providence Acquisition Corp. III
(acquired 4/24/2025, Cost $79,990)
(3)*(c)(d) 7,999 79,990
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(c)(d) 10,821 108,210
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(c)(d) 11,419 114,189
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(c)(d) 7,836 78,203
Procap Financial Inc. (acquired
5/16/2025, Cost $73,200) *(c) 7,320 28,402
Range Capital Acquisition Corp. II
(acquired 10/3/2025, Cost $112,260)
(3)*(c)(d) 11,226 112,260
Safeguard Acquisition Corp.,
Class A (Cost $136,104) (acquired
12/4/2025, Cost $136,104) (3)*(c)(d) 90,736 136,104
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(c)(d) 8,537 85,370
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(c)(d) 7,855 78,550
Tailwind 2.0 Acquisition Corp.
(acquired 11/7/2025, Cost $119,060)
(3)*(c)(d) 11,906 119,060
Total Financials 3,280,911
TOTAL UNITS
(Cost $3,310,816) 3,280,911
SHARES
SHORT-TERM INVESTMENTS - 65.6%
INVESTMENT COMPANIES - 34 .9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (1)(i)(j) 10,608,327 10,608,327
Limited Purpose Cash Investment
Fund, 3.78% (1)(i)(k) 731,368,771 731,368,771
TOTAL INVESTMENT COMPANIES
(Cost $741,863,043) 741,977,098
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 30 .7%
U.S. Treasury Bills
4.20%, 1/2/2026 (l) $ 45,345,000 45,345,000
4.23%, 1/8/2026 (l) 89,476,000 89,424,205
4.21%, 1/15/2026 (l) 90,000,000 89,884,974
4.20%, 1/22/2026 (l) 20,393,000 20,352,743
4.21%, 1/29/2026 (l)(m) 48,104,000 47,976,967
4.06%, 2/5/2026 (l)(m) 23,020,000 22,943,008
3.81%, 3/12/2026 (a)(l)(m) 80,000,000 79,456,222
3.73%, 4/23/2026 (l)(m) 15,066,000 14,901,901
3.77%, 5/7/2026 (l)(m) 70,734,000 69,866,221
3.78%, 5/21/2026 (l)(m) 57,034,000 56,262,539
3.70%, 6/4/2026 (l)(m) 15,468,000 15,238,990
3.65%, 6/11/2026 (l)(m) 16,118,000 15,868,661
3.56%, 6/18/2026 (l)(m) 3,423,000 3,367,456
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 30.7% (continued)
3.56%, 7/2/2026 (l) $ 82,674,000 81,217,002
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $651,839,991) 652,105,889
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,393,703,034) 1,394,082,987
TOTAL LONG POSITIONS
(Cost $2,471,105,105) 2,470,116,180
SHARES
SHORT POSITIONS - (16.8)%
COMMON STOCKS - (15.5)%
Communication Services - ( 0 .7 ) %
Entertainment - ( 0 .2 ) %
Live Nation Entertainment, Inc. (1) (30,964) (4,412,370)
Interactive Media & Services - ( 0 .3 ) %
Snap, Inc., Class A (1)
(529,467) (4,272,799)
Weibo Corp., ADR (China) (1)
(308,932) (3,157,285)
(7,430,084)
Media - ( 0 .2 ) %
Fox Corp., Class A (1) (53,820) (3,932,627)
Total Communication Services (15,775,081)
Consumer Discretionary - ( 3 .6 ) %
Automobile Components - ( 1 .0 ) %
American Axle & Manufacturing
Holdings, Inc. (1) (560,196) (3,590,856)
LCI Industries (1)
(36,612) (4,442,500)
Patrick Industries, Inc. (1)
(111,695) (12,111,089)
(20,144,445)
Broadline Retail - ( 0 .4 ) %
Alibaba Group Holding Ltd., ADR
(China) (1) (34,687) (5,084,421)
Groupon, Inc. (1)
(91,202) (1,606,067)
JD.com, Inc., ADR (China) (1)
(86,733) (2,489,237)
(9,179,725)
Hotels, Restaurants & Leisure - ( 1 .9 ) %
Cracker Barrel Old Country Store,
Inc. (1) (59,626) (1,514,500)
DoorDash, Inc., Class A (1)
(61,206) (13,861,935)
DraftKings, Inc., Class A (1)
(37,794) (1,302,381)
MakeMyTrip Ltd. (India) (1)
(125,533) (10,308,770)
Norwegian Cruise Line Holdings
Ltd. (1) (404,134) (9,020,271)
Trip.com Group Ltd., ADR (China)
(1) (61,560) (4,426,780)
(40,434,637)
Specialty Retail - ( 0 .3 ) %
GameStop Corp., Class A (1) (333,144) (6,689,531)
Total Consumer Discretionary (76,448,338)

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - ( 0 .0 ) % †
Household Products - ( 0 .0 ) % †
Spectrum Brands Holdings, Inc. (1) (7,910) (467,323)
Personal Care Products - ( 0 .0 ) % †
Herbalife Ltd. (1)
(4,344) (55,994)
Oddity Tech Ltd., Class A (Israel) (1)
(14,044) (564,288)
(620,282)
Total Consumer Staples (1,087,605)
Financials - ( 1 .8 ) %
Capital Markets - ( 0 .9 ) %
Capital Southwest Corp. (1)
(16,379) (362,795)
Coinbase Global, Inc., Class A (1)
(51,106) (11,557,111)
Galaxy Digital, Inc., Class A (1)
(75,798) (1,694,843)
WisdomTree, Inc. (1)
(502,311) (6,123,171)
(19,737,920)
Consumer Finance - ( 0 .2 ) %
Qfin Holdings, Inc., ADR (China) (1)
(17,350) (334,334)
Upstart Holdings, Inc. (1)
(89,901) (3,931,371)
(4,265,705)
Financial Services - ( 0 .7 ) %
Euronet Worldwide, Inc. (1)
(98,878) (7,525,605)
Global Payments, Inc. (1)
(23,573) (1,824,550)
Shift4 Payments, Inc., Class A (1)
(92,000) (5,793,240)
(15,143,395)
Total Financials (39,147,020)
Health Care - ( 1 .3 ) %
Biotechnology - ( 1 .0 ) %
Cytokinetics, Inc. (1)
(71,821) (4,563,506)
Halozyme Therapeutics, Inc. (1)
(208,603) (14,038,982)
Sarepta Therapeutics, Inc. (1)
(55,467) (1,193,650)
Telix Pharmaceuticals Ltd.
(Australia) (75,875) (567,199)
(20,363,337)
Health Care Equipment & Supplies - ( 0 .1 ) %
Dexcom, Inc. (1)
(30,008) (1,991,631)
Tandem Diabetes Care, Inc. (1)
(14,855) (326,513)
(2,318,144)
Health Care Providers & Services - ( 0 .2 ) %
Hims & Hers Health, Inc. (1) (126,955) (4,122,229)
Total Health Care (26,803,710)
Industrials - ( 1 .0 ) %
Aerospace & Defense - ( 0 .1 ) %
BWX Technologies, Inc. (1) (8,704) (1,504,400)
Commercial Services & Supplies - ( 0 .0 ) % †
Park24 Co. Ltd. (Japan) (87,899) (1,172,226)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - ( 0 .4 ) %
Array Technologies, Inc. (1)
(537,963) (4,960,019)
Bloom Energy Corp., Class A (1)
(30,878) (2,682,989)
(7,643,008)
Ground Transportation - ( 0 .3 ) %
Hertz Global Holdings, Inc. (1)
(50,144) (257,740)
Lyft, Inc., Class A (1)
(280,102) (5,425,576)
(5,683,316)
Machinery - ( 0 .2 ) %
Daifuku Co. Ltd. (Japan) (108,841) (3,425,845)
Passenger Airlines - ( 0 .0 ) % †
JetBlue Airways Corp. (1) (272,120) (1,238,146)
Total Industrials (20,666,941)
Information Technology - ( 5 .6 ) %
Communications Equipment - ( 0 .2 ) %
ADTRAN Holdings, Inc. (1) (562,200) (4,885,518)
Electronic Equipment, Instruments & Components - ( 0 .5 ) %
Ibiden Co. Ltd. (Japan)
(171,006) (7,386,075)
Vishay Intertechnology, Inc. (1)
(176,642) (2,559,543)
(9,945,618)
IT Services - ( 1 .2 ) %
Cloudflare, Inc., Class A (1)
(33,431) (6,590,922)
CoreWeave, Inc., Class A (1)
(16,635) (1,191,232)
DigitalOcean Holdings, Inc. (1)
(287,347) (13,827,138)
Wix.com Ltd. (Israel) (1)
(43,241) (4,492,307)
(26,101,599)
Semiconductors & Semiconductor Equipment - ( 2 .0 ) %
Microchip Technology, Inc. (1)
(13,505) (860,539)
ON Semiconductor Corp. (1)
(90,962) (4,925,592)
Penguin Solutions, Inc. (1)
(125,498) (2,454,741)
QUALCOMM, Inc. (1)
(23,847) (4,079,029)
Skyworks Solutions, Inc. (1)
(466,780) (29,598,520)
(41,918,421)
Software - ( 1 .5 ) %
Alarm.com Holdings, Inc. (1)
(38,078) (1,942,739)
Bitdeer Technologies Group, Class
A (1) (172,598) (1,934,824)
BlackLine, Inc. (1)
(41,169) (2,276,234)
Box, Inc., Class A (1)
(98,803) (2,955,198)
IREN Ltd. (Australia) (1)
(165,610) (6,255,090)
Nebius Group NV (Netherlands) (1)
(69,898) (5,850,812)
PagerDuty, Inc. (1)
(124,588) (1,633,349)
Progress Software Corp. (1)
(50,067) (2,150,878)
Strategy, Inc., Class A (1)
(27,598) (4,193,516)
Workiva, Inc. (1)
(16,850) (1,453,312)
(30,645,952)
Technology Hardware, Storage & Peripherals - ( 0 .2 ) %
Super Micro Computer, Inc. (1) (150,627) (4,408,852)
Total Information Technology (117,905,960)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - ( 0 .4 ) %
Hotel & Resort REITs - ( 0 .2 ) %
Pebblebrook Hotel Trust, REIT (1) (369,928) (4,187,585)
Specialized REITs - ( 0 .2 ) %
Digital Realty Trust, Inc., REIT (1) (21,218) (3,282,637)
Total Real Estate (7,470,222)
Utilities - ( 1 .1 ) %
Electric Utilities - ( 1 .0 ) %
Exelon Corp. (1)
(48,536) (2,115,684)
FirstEnergy Corp. (1)
(275,453) (12,332,031)
PPL Corp. (1)
(153,059) (5,360,126)
(19,807,841)
Multi-Utilities - ( 0 .1 ) %
WEC Energy Group, Inc. (1) (25,381) (2,676,680)
Water Utilities - ( 0 .0 ) % †
American Water Works Co., Inc. (1) (982) (128,151)
Total Utilities (22,612,672)
TOTAL COMMON STOCKS
(Proceeds $(365,085,588)) (327,917,549)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (1.3)%
Health Care - ( 0 .1 ) %
Pharmaceuticals - ( 0 .1 ) %
Jazz Investments I Ltd.
3.13%, 9/15/2030 $ (2,425,000) (3,227,675)
Industrials - ( 0 .8 ) %
Aerospace & Defense - ( 0 .4 ) %
AeroVironment, Inc.
0.00%, 7/15/2030 (7,194,000) (7,805,490)
Construction & Engineering - ( 0 .2 ) %
Fluor Corp.
1.13%, 8/15/2029 (4,325,000) (4,927,040)
Professional Services - ( 0 .2 ) %
Parsons Corp.
2.63%, 3/1/2029 (3,550,000) (3,649,400)
Total Industrials (16,381,930)
Information Technology - ( 0 .4 ) %
Semiconductors & Semiconductor Equipment - ( 0 .1 ) %
MKS, Inc.
1.25%, 6/1/2030 (2,500,000) (3,188,750)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - ( 0 .3 ) %
Guidewire Software, Inc.
1.25%, 11/1/2029 $ (5,000,000) (5,497,500)
Total Information Technology (8,686,250)
TOTAL CONVERTIBLE BONDS
(Proceeds $(27,028,003)) (28,295,855)
TOTAL SHORT POSITIONS
(Proceeds $(392,113,591)) (356,213,404)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $2,078,991,514) 2,113,902,776
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 10,054,687
NET ASSETS - 100.0% 2,123,957,463
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 91,514,379 4 .3%
Consumer Discretionary 117,482,155 5 .6
Consumer Staples 9,274,104 0 .5
Energy 123,254 0 .0 †
Financials 80,783,267 4 .0
Health Care 72,974,733 3 .4
Industrials 11,211,418 0 .4
Information Technology 164,532,557 7 .6
Materials 91,384,399 4 .3
Real Estate 27,950,234 1 .3
Utilities 52,589,289 2 .5
Investment Companies 741,977,098 34 .9
U.S. Treasury Obligations 652,105,889 30 .7
Total Investments In Securities
At Value 2,113,902,776 99 .5
Other Assets in Excess of
Liabilities ‡ 10,054,687 0 .5
Net Assets
$ 2,123,957,463 100 .0%

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $795,197,771, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $1,241,447 were also segregated. In addition, $11,528,220 of cash collateral was also pledged.
(b) Security is subject to contractual sale restrictions of up to twenty four months. Total value of all such securities at December 31, 2025 amounted to
$1,694,398. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(c) Restricted security. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at December 31, 2025 amounted to $4,236,070, which represents 0.20% of net assets of the Fund.
(d) Special Purpose Acquisition Company.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $248,322.
(f) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $512,319,249 of investments in securities, which represents 24.12% of net assets of the Fund.
(g) Defaulted security.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $20,157,893 of investments in securities, which represents 0.95% of net assets of the Fund.
(i) Represents 7-day effective yield as of December 31, 2025.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(k) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 34.4%
INVESTMENT COMPANIES - 34.4%
Limited Purpose Cash
Investment Fund,
3.78% (1)(a)
(Cost $731,254,716) $753,748,642 $3,681,863,779 $(3,704,188,102) $39,558 $(95,106) $731,368,771 731,368,771 $23,924,298
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2025.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
45.V1 5 .00 % Quarterly 12/20/2030 3 .16 % USD 7,775,000 $ (541,658) $ (61,615) $ (603,273)
$ (541,658) $ (61,615) $ (603,273)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
Japan 10 Year Bond (2) 3/2026 JPY $ (1,691,650) $ 11,817
S&P 500 E-Mini Index (2) 3/2026 USD (689,250) 4,963
S&P 500 E-Mini Index (7) 3/2026 USD (2,412,375) (99)
U.S. Treasury 10 Year Note (1) 3/2026 USD (112,281) 846
U.S. Treasury 2 Year Note (505) 3/2026 USD (105,426,640) 44,193
U.S. Treasury 5 Year Note (1,627) 3/2026 USD (177,686,196) 588,257
Net unrealized appreciation $ 649,977
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,356,358 USD 1,538,219 CITI 3/18/2026 $ 34,426
EUR 237,158 USD 275,071 CITI 3/18/2026 4,580
GBP 5,735,751 USD 7,596,934 CITI 3/18/2026 133,149
NOK 19,649,049 USD 1,927,900 CITI 3/18/2026 20,943
USD 783,824 AUD 1,170,319 CITI 3/18/2026 2,747
USD 1,584,723 EUR 1,342,774 CITI 3/18/2026 1,359
USD 2,468,520 GBP 1,829,956 CITI 3/18/2026 2,284
USD 6,073,597 JPY 936,836,670 CITI 3/18/2026 55,418
USD 54,872 NOK 551,328 CITI 3/18/2026 190
Total unrealized appreciation 255,096
JPY 258,156,290 USD 1,683,515 CITI 3/18/2026 (25,135)
NOK 6,890,278 USD 683,922 CITI 3/18/2026 (526)
USD 45,932,827 AUD 70,046,609 CITI 3/18/2026 (816,616)
USD 9,553,964 EUR 8,190,985 CITI 3/18/2026 (104,632)
USD 46,925,610 GBP 35,303,957 CITI 3/18/2026 (653,603)
USD 1,672,766 JPY 260,499,462 CITI 3/18/2026 (666)
USD 160,472 NOK 1,633,666 CITI 3/18/2026 (1,559)
Total unrealized depreciation (1,602,737)
Net unrealized depreciation $ (1,347,641)

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
CITI The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
73 months
maturity
11/04/2031
$1,627,600 $303,347 $2,289 $305,636
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.02%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
60 months
maturity
10/31/2030
$1,189,738 $(1,804) $4,310 $2,506
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
59-60 months
maturity
ranging from
10/14/2030
- 11/04/2030
$8,093,273 $57,745 $(4,213) $53,532
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
60 months
maturity
10/30/2030
$4,905,001 $112,552 $12,109 $124,661
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the NOWA
plus or minus a specified
spread (0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
56 months
maturity
07/29/2030
$2,405,471 $23,467 $(5,332) $18,135

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.30%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
14 months
maturity
ranging from
07/27/2026
- 11/25/2026
$8,952,321 $197 $17,838 $18,035
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays or
receives the Federal Funds
Effective Rate plus or minus
a specified spread (-0.75%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
37 months
maturity
10/10/2028
$462,672 $(9,902) $473 $(9,429)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.09%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
92 months
maturity
06/22/2029
$345,908,482 $3,869,946 $(2,122,687) $1,747,259
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Oxley Bridge Acquisition Ltd. (a) 263,638 2,652,198 7,909 0 .5
Hong Kong
A Paradise Acquisition Corp. (a) 290,450 2,919,022 5,809 0 .3
United Kingdom
Axiom Intelligence Acquisition Corp. 1 (a) 286,274 2,882,779 28,627 1 .6
United States
American Exceptionalism Acquisition Corp. A (a) 230,000 2,619,700 (62,100) ( 3 .6 )
Bain Capital GSS Investment Corp. (a) 315,300 3,178,224 (56,754) ( 3 .2 )
Bitcoin Infrastructure Acquisition Corp. Ltd. (a) 639,898 6,309,394 (92,785) ( 5 .3 )

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Blue Water Acquisition Corp. III (a) 346,894 3,579,946 124,466 7 .1
Crane Harbor Acquisition Corp. (a) 304,195 3,276,180 225,104 12 .9
CSLM Digital Asset Acquisition Corp. III Ltd. (a) 386,560 3,846,272 (34,790) ( 2 .0 )
D Boral ARC Acquisition I Corp. (a) 301,302 3,022,059 – 0.0
Drugs Made In America Acquisition II Corp. (a) 348,600 3,451,140 (26,145) ( 1 .5 )
EQV Ventures Acquisition Corp. II (a) 361,214 3,622,976 3,612 0 .2
Evolution Global Acquisition Corp. (a) 309,924 3,058,950 (77,481) ( 4 .4 )
GigCapital8 Corp. (a) 483,231 4,779,155 (159,466) ( 9 .1 )
GSR IV Acquisition Corp. (a) 365,950 3,655,840 (100,636) ( 5 .8 )
Highview Merger Corp. (a) 398,511 3,985,110 (31,881) ( 1 .8 )
Lightwave Acquisition Corp. (a) 335,468 3,371,453 6,709 0 .4
M3-Brigade Acquisition VI Corp. (a) 358,167 3,585,252 1,791 0 .1
McKinley Acquisition Corp. (a) 299,429 2,985,307 (4,491) ( 0 .3 )
Pioneer Acquisition I Corp. (a) 308,414 3,102,645 30,841 1 .8
Range Capital Acquisition Corp. II (a) 310,660 3,100,387 (27,959) ( 1 .6 )
Spring Valley Acquisition Corp. III (a) 365,950 3,714,392 (106,125) ( 6 .1 )
Talon Capital Corp. (a) 313,076 3,162,068 (9,392) ( 0 .5 )
Trailblazer Acquisition Corp. (a) 267,200 2,674,672 (77,488) ( 4 .4 )
PRINCIPAL
AMOUNT
Convertible Bonds
United States
Liberty Broadband Corp., 3.13%, 3/31/2053 20,500,000 20,276,280 (40,860) ( 2 .3 )
Liberty Live Holdings, Inc., 2.38%, 9/30/2053 27,368,000 39,534,881 4,101,163 234 .7
NO. OF
UNITS
Unit
Cayman Islands
Activate Energy Acquisition Corp. (a) 489,734 4,897,340 (2,449) ( 0 .1 )
France
TGE Value Creative Solutions Corp. (a) 391,088 3,887,415 3,911 0 .2
Singapore
Hall Chadwick Acquisition Corp. (a) 342,133 3,429,883 – 0.0
United Kingdom
Daedalus Special Acquisition Corp. (a) 318,831 3,204,252 3,188 0 .2
United States
Alussa Energy Acquisition Corp. II (a) 355,200 3,587,520 17,760 1 .0
American Drive Acquisition Co. (a) 535,996 5,354,600 10,720 0 .6
Bluerock Acquisition Corp. (a) 364,465 3,644,650 1,691 0 .1
Crane Harbor Acquisition Corp. II (a) 586,832 5,906,464 5,868 0 .3
Dynamix Corp. III (a) 321,395 3,230,020 (25,712) ( 1 .5 )
General Purpose Acquisition Corp. (a) 495,189 4,956,842 4,952 0 .3
Invest Green Acquisition Corp. (a) 338,498 3,395,135 3,385 0 .2
Iron Horse Acquisition II Corp. (a) 526,392 5,232,336 – 0.0
ITHAX Acquisition Corp. III (a) 557,110 5,548,816 2,786 0 .2
Launchpad Cadenza Acquisition Corp. I (a) 535,996 5,349,240 5,360 0 .3
Leapfrog Acquisition Corp. (a) 265,251 2,653,836 (3,979) ( 0 .2 )
Meshflow Acquisition Corp. (a) 608,591 6,085,910 – 0.0
Safeguard Acquisition Corp. (a) 437,250 4,409,666 (6,559) ( 0 .4 )
Silicon Valley Acquisition Corp. (a) 503,520 5,007,506 2,518 0 .1
SilverBox Corp. V (a) 424,449 4,261,468 (25,467) ( 1 .5 )
Social Commerce Partners Corp. (a) 267,497 2,674,970 (13,375) ( 0 .8 )
Twelve Seas Investment Co. III (a) 417,832 4,157,428 (8,357) ( 0 .5 )
Viking Acquisition Corp. I (a) 251,763 2,522,665 (2,518) ( 0 .1 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE ENTITY
NO. OF
UNITS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Vine Hill Capital Investment Corp. II (a) 334,994 3,356,640 (5,025) ( 0 .3 )
SHARES
Short Positions
Common Stocks
United States
Live Nation Entertainment, Inc. (219,132) (31,226,310) (253,929) ( 14 .5 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10% to 1.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
ranging from
10/26/2026
- 07/26/2027
$70,908,259 $574,213 $(15,417) $558,796
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 645,000 31,706,449 709,663 127 .0
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (129,000) (39,201,810) (135,450) ( 24 .2 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
05/03/2029
- 12/11/2030
$51,128,438 $(2,539,251) $102,043 $(2,437,208)

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Insignia Financial Ltd. 1,692,762 5,136,576 6,791 ( 0 .3 )
National Storage REIT 1,240,912 2,255,118 (52,217) 2 .1
Short Positions
Common Stocks
Australia
Rio Tinto Ltd. (448,326) (43,736,744) (2,493,825) 102 .3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
07/03/2030
- 11/20/2030
$33,883,174 $(577,237) $(16,810) $(594,047)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Cofinimmo SA 15,714 1,458,665 55,551 ( 9 .4 )
Germany
CECONOMY AG 436,787 2,299,638 20,532 ( 3 .5 )
Netherlands
JDE Peet's NV 480,599 17,973,397 80,447 ( 13 .5 )
Short Positions
Common Stocks
Belgium
Aedifica SA (18,624) (1,474,179) (63,935) 10 .8
Italy
Saipem SpA (801,574) (2,269,255) 18,050 ( 3 .0 )
Netherlands
Akzo Nobel NV (120,839) (8,408,040) (687,882) 115 .8

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
50-60 months
maturity
ranging from
01/31/2030
- 11/13/2030
$61,773,427 $(2,310,204) $37,497 $(2,272,707)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Dowlais Group plc 6,358,645 7,186,409 97,906 ( 4 .3 )
JTC plc 269,676 4,667,465 14,870 ( 0 .7 )
Just Group plc 1,332,863 3,868,180 5,399 ( 0 .2 )
Short Positions
Common Stocks
South Africa
Anglo American plc (1,113,360) (46,051,373) (2,428,379) 106 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
39-61 months
maturity
ranging from
03/05/2029
- 12/26/2030
$160,763,343 $2,201,346 $(6,008) $2,195,338
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,425,190 70,058,471 2,432,714 110 .8
United States
QUALCOMM, Inc. 23,880 4,084,674 (94,550) ( 4 .3 )

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (285,038) (86,620,198) (136,818) ( 6 .2 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/05/2029
- 08/08/2030
$295,183,422 $11,318,214 $(13,130,574) $(1,812,360)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Fifth Era Acquisition Corp. I (a) 346,362 3,550,210 91,041 ( 5 .0 )
GigCapital7 Corp. (a) 287,598 3,031,283 172,559 ( 9 .5 )
Mercer Park Opportunities Corp. (a) 457,730 4,728,351 155,628 ( 8 .6 )
United States
AA Mission Acquisition Corp. (a) 366,238 3,907,759 241,717 ( 13 .3 )
Agriculture & Natural Solutions Acquisition Corp. (a) 400,000 4,468,000 324,000 ( 17 .9 )
Aldel Financial II, Inc. (a) 605,314 6,361,850 312,310 ( 17 .2 )
Andretti Acquisition Corp. II (a) 673,298 7,096,561 390,513 ( 21 .5 )
Archimedes Tech SPAC Partners II Co. (a) 323,854 3,355,127 129,542 ( 7 .1 )
Armada Acquisition Corp. II (a) 365,976 3,747,594 65,501 ( 3 .6 )
Artius II Acquisition, Inc. (a) 462,795 4,766,788 171,234 ( 9 .4 )
BERTO ACQUISITION Corp. (a) 405,124 4,107,957 (81,548) 4 .5
Bold Eagle Acquisition Corp. (a) 756,618 8,005,018 529,633 ( 29 .2 )
Cal Redwood Acquisition Corp. (a) 318,798 3,245,364 56,145 ( 3 .1 )
CARTESIAN GROWTH Corp. III (a) 362,963 3,734,889 95,073 ( 5 .2 )
Centurion Acquisition Corp. (a) 768,164 8,203,992 522,352 ( 28 .8 )
Churchill Capital Corp. IX (a) 484,340 5,148,534 179,134 ( 9 .9 )
Digital Asset Acquisition Corp. (a) 311,678 3,179,116 (87,319) 4 .8
EGH Acquisition Corp. (a) 320,315 3,247,994 31,928 ( 1 .8 )
EQV Ventures Acquisition Corp. (a) 860,172 9,023,204 490,298 ( 27 .1 )
Fact II Acquisition Corp. (a) 422,360 4,400,991 228,074 ( 12 .6 )
Gores Holdings X, Inc. (a) 371,652 3,824,299 (6,989) 0 .4
Graf Global Corp. (a) 676,022 7,270,617 510,397 ( 28 .2 )
Hennessy Capital Investment Corp. VII (a) 369,995 3,829,448 192,397 ( 10 .6 )
Inflection Point Acquisition Corp. III (a) 329,775 3,343,918 (20,071) 1 .1
Inflection Point Acquisition Corp. IV (a) 270,565 2,900,457 234,365 ( 12 .9 )
Jackson Acquisition Co. II (a) 360,208 3,753,367 147,685 ( 8 .1 )
K&F Growth Acquisition Corp. II (a) 338,085 3,495,799 124,473 ( 6 .9 )
Kochav Defense Acquisition Corp. (a) 440,620 4,467,887 50,983 ( 2 .8 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Launch One Acquisition Corp. (a) 625,956 6,628,874 385,255 ( 21 .3 )
Launch Two Acquisition Corp. (a) 716,018 7,518,189 387,220 ( 21 .4 )
Lionheart Holdings (a) 526,300 5,620,884 351,097 ( 19 .4 )
Mountain Lake Acquisition Corp. (a) 424,430 4,414,072 178,261 ( 9 .8 )
New Providence Acquisition Corp. III (a) 512,330 5,256,506 61,008 ( 3 .4 )
Newbury Street II Acquisition Corp. (a) 436,986 4,570,874 221,929 ( 12 .2 )
NewHold Investment Corp. III (a) 366,990 3,802,016 112,590 ( 6 .2 )
Oaktree Acquisition Corp. III Life Sciences (a) 529,535 5,628,957 341,560 ( 18 .8 )
Oyster Enterprises II Acquisition Corp. (a) 346,312 3,501,214 32,860 ( 1 .8 )
Plum Acquisition Corp. IV (a) 339,570 3,541,715 156,202 ( 8 .6 )
Rithm Acquisition Corp. (a) 412,062 4,281,324 149,983 ( 8 .3 )
Roman DBDR Acquisition Corp. II (a) 399,420 4,165,951 195,716 ( 10 .8 )
Siddhi Acquisition Corp. (a) 412,987 4,241,376 61,948 ( 3 .4 )
SilverBox Corp. IV (a) 606,254 6,414,167 351,627 ( 19 .4 )
SIM Acquisition Corp. I (a) 599,080 6,344,257 364,344 ( 20 .1 )
Sizzle Acquisition Corp. II (a) 411,978 4,185,696 47,228 ( 2 .6 )
Soulpower Acquisition Corp. (a) 411,978 4,181,577 66,368 ( 3 .7 )
Stellar V Capital Corp. (a) 388,826 4,028,237 139,977 ( 7 .7 )
Texas Ventures Acquisition III Corp. (a) 334,431 3,561,690 187,281 ( 10 .3 )
Titan Acquisition Corp. (a) 536,082 5,500,201 101,844 ( 5 .6 )
Translational Development Acquisition Corp. (a) 385,010 4,038,755 170,854 ( 9 .4 )
Voyager Acquisition Corp. (a) 583,336 6,224,195 373,025 ( 20 .6 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity ranging
from 11/01/2030
- 12/03/2030
$43,844,082 $349,411 $(157,490) $191,921
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ECN Capital Corp. 503,044 1,114,170 6,689 3 .5
Laurentian Bank of Canada 244,755 7,186,351 62,619 32 .6
NuVista Energy Ltd. 1,797,400 23,728,744 46,943 24 .5
Probe Gold, Inc. 64,000 171,127 2,298 1 .2

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Ovintiv, Inc. (297,110) (11,643,690) 230,862 120 .3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.16% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 12/31/2030
$1,288,208,488 $9,418,287 $(2,703,915) $6,714,372
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
New Gold, Inc. 5,727,066 49,882,745 6,535,655 97 .3
United States
Air Lease Corp. 782,414 50,254,451 294,278 4 .4
American Woodmark Corp. 169,057 9,112,172 (1,733,432) ( 25 .8 )
Amicus Therapeutics, Inc. 1,145,166 16,307,164 16,157 0 .2
Anywhere Real Estate, Inc. 991,450 14,038,932 3,752,484 55 .9
Aspen Insurance Holdings Ltd. 211,380 7,842,198 89,096 1 .3
Avidity Biosciences, Inc. 111,910 8,072,068 252,333 3 .8
Brighthouse Financial, Inc. 321,920 20,857,197 (237,373) ( 3 .5 )
Cadence Bank 1,073,947 46,007,889 3,962,228 59 .0
Chart Industries, Inc. 228,333 47,089,115 4,618,667 68 .8
Cidara Therapeutics, Inc. 82,446 18,211,497 145,408 2 .2
Clearwater Analytics Holdings, Inc. 692,826 16,710,963 22,996 0 .3
Comerica, Inc. 474,654 41,261,672 4,045,332 60 .2
Confluent, Inc. 750,448 22,693,548 198,982 3 .0
CSG Systems International, Inc. 257,806 19,771,142 (279,523) ( 4 .2 )
CyberArk Software Ltd. 97,580 43,526,535 896,076 13 .3
Dayforce, Inc. 419,216 28,992,979 127,906 1 .9
DigitalBridge Group, Inc. 524,127 8,040,108 23,472 0 .3
Electronic Arts, Inc. 173,128 35,375,244 357,419 5 .3
Essential Utilities, Inc. 500,791 19,210,343 (133,769) ( 2 .0 )
Exact Sciences Corp. 154,755 15,716,918 27,217 0 .4
Hillenbrand, Inc. 560,846 17,790,035 113,121 1 .7
Hologic, Inc. 212,465 15,826,518 (29,754) ( 0 .4 )
Kenvue, Inc. 1,802,431 31,091,935 1,010,649 15 .1
Liberty Broadband Corp. 470,049 22,844,381 (12,740,516) ( 189 .7 )
Norfolk Southern Corp. 173,088 49,973,967 633,839 9 .4
Northwestern Energy Group, Inc. 311,758 20,120,861 (37,854) ( 0 .6 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
REV Group, Inc. 355,625 21,625,556 2,106,866 31 .4
Sealed Air Corp. 625,122 25,898,804 28,714 0 .4
SEMrush Holdings, Inc. 658,292 7,827,092 44,753 0 .7
STAAR Surgical Co. 525,081 12,124,120 (1,797,722) ( 26 .8 )
Synovus Financial Corp. 144,518 7,233,126 452,776 6 .7
TEGNA, Inc. 310,749 6,031,638 (475,760) ( 7 .1 )
TXNM Energy, Inc. 615,319 36,229,983 1,189,632 17 .7
Veeco Instruments, Inc. 211,077 6,032,581 (265,859) ( 4 .0 )
Warner Bros Discovery, Inc. 905,904 26,108,153 474,751 7 .1
Short Positions
Common Stocks
United States
American Water Works Co., Inc. (153,103) (19,979,942) 62,284 0 .9
Axcelis Technologies, Inc. (76,193) (6,121,346) 377,162 5 .6
Black Hills Corp. (306,613) (21,285,074) (131,954) ( 2 .0 )
Charter Communications, Inc. (110,866) (23,143,278) 14,211,695 211 .7
Coeur Mining, Inc. (2,840,220) (50,641,123) (6,274,404) ( 93 .4 )
Compass, Inc. (1,422,815) (15,039,155) (3,970,216) ( 59 .1 )
Fifth Third Bancorp (885,896) (41,468,792) (3,606,602) ( 53 .7 )
Huntington Bancshares, Inc. (2,656,487) (46,090,049) (3,585,619) ( 53 .4 )
Kimberly-Clark Corp. (263,829) (26,617,708) 377,836 5 .6
Masterbrand, Inc. (870,389) (9,609,095) 1,403,047 20 .9
Palo Alto Networks, Inc. (214,736) (39,554,371) (377,295) ( 5 .6 )
Pinnacle Financial Partners, Inc. (76,351) (7,284,649) (435,804) ( 6 .5 )
Terex Corp. (348,499) (18,602,877) (1,865,943) ( 27 .8 )
Union Pacific Corp. (172,924) (40,000,780) (858,720) ( 12 .8 )
(a) Special Purpose Acquisition Company.

Schedule of Investments
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 1,924 $ 1,924
BNPP
Cash 53,339,434 – 53,339,434
CITG
Cash – 1,022,945 1,022,945
CITI
Investment Companies 4,945,470 – 4,945,470
GSIN
Cash (2,744,684) – (2,744,684)
U.S. Treasury Bills 194,310,413 – 194,310,413
JPMC
Cash 689,374 – 689,374
Investment Companies 5,662,857 – 5,662,857
JPMS
Cash – 2,462,236 2,462,236
MLIN
Cash 130,000 – 130,000
MSIP
U.S. Treasury Bills 1,485,148 – 1,485,148

AQR Funds | Semi-Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
December 31, 2025
† Represents less than 0.05% of net assets.
(a) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2025.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 50,102,470 641,812,638
AQR Equity Market Neutral Fund,
Class R6 (a) 82,646,477 1,038,866,220
AQR Macro Opportunities Fund,
Class R6 (a) 66,878,609 655,410,364
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 66,270,006 655,410,364
AQR Style Premia Alternative Fund,
Class R6 (a) 81,804,915 712,520,810
TOTAL ALTERNATIVE FUNDS
(Cost $3,417,740,721) 3,704,020,396
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $1,483,735,196) 136,433,553 1,626,287,957
TOTAL INVESTMENT COMPANIES
(Cost $4,901,475,917) 5,330,308,353
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 3.78% (b)
(Cost $107,786,287) 107,789,848 107,789,848
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $5,009,262,204) 5,438,098,201
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 1,291,258
NET ASSETS - 100.0% 5,439,389,459
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 1,038,866,220 19 .1%
Global Flexible Allocation 1,626,287,957 29 .9
Global Macro 655,410,364 12 .1
Multi-Strategy 712,520,810 13 .0
Relative Value Arbitrage 641,812,638 11 .8
Systematic Trend 655,410,364 12 .1
Short-Term Investment Funds 107,789,848 2 .0
Total Investments In Securities
At Value 5,438,098,201 100 .0
Other Assets in Excess of
Liabilities 1,291,258 0.0 †
Net Assets
$ 5,439,389,459 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 174,833,179 $ 463,175,984 $ (13,873,774) $ (32,957) $ 17,710,206 $ 641,812,638 50,102,470 $ 13,319,780
AQR Equity Market
Neutral Fund 282,992,687 702,360,784 (87,448,043) (161,405) 141,122,197 1,038,866,220 82,646,477 14,744,884
AQR Macro
Opportunities Fund 178,537,271 487,306,144 (9,511,628) (549,029) (372,394) 655,410,364 66,878,609 9,704,107
AQR Managed
Futures Strategy HV
Fund 178,537,271 460,807,980 (55,681,435) 411,620 71,334,928 655,410,364 66,270,006 13,695,283
AQR Style Premia
Alternative Fund 194,094,461 514,017,265 (32,188,161) (138,163) 36,735,408 712,520,810 81,804,915 17,518,293
(469,934) 266,530,345 3,704,020,396 68,982,347
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund 443,009,494 1,142,067,297 (82,170,683) (437,465) 123,819,314 1,626,287,957 136,433,553 59,386,559
TOTAL $(907,399) $390,349,659 $5,330,308,353 $128,368,906
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
All securities are Level 1 with respect to ASC 820 (See Note 5).

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 275.6%
COMMON STOCKS - 191.3%
Australia - 5 .8%
AGL Energy Ltd. (2)(a) 212,258 1,315,293
ANZ Group Holdings Ltd. (2)(a) 191,700 4,634,848
APA Group (2)(a) 107,965 645,114
Aristocrat Leisure Ltd. (2)(a) 261,415 10,120,524
Atlas Arteria Ltd. (2)(a) 91,775 298,501
Aurizon Holdings Ltd. (2)(a) 468,615 1,140,282
BHP Group Ltd. (2)(a) 1,028,722 31,045,937
Brambles Ltd. (2)(a) 137,090 2,093,408
Computershare Ltd. (2)(a) 196,604 4,455,750
Dyno Nobel Ltd. (2)(a) 589,143 1,259,265
Evolution Mining Ltd. (2)(a) 1,736,963 14,536,193
Fortescue Ltd. (2)(a) 46,630 681,847
Harvey Norman Holdings Ltd. (2)(a) 818,658 3,780,227
IGO Ltd. (2)*(a) 1,260,881 6,871,607
JB Hi-Fi Ltd. (2)(a) 169,660 10,860,305
Mineral Resources Ltd. (2)*(a) 168,001 6,064,504
Northern Star Resources Ltd. (2)(a) 1,747,186 30,746,368
Orica Ltd. (2)(a) 535,572 8,650,045
Origin Energy Ltd. (2)(a) 287,781 2,197,642
Pro Medicus Ltd. (2)(a) 59,224 8,697,826
QBE Insurance Group Ltd. (2)(a) 434,113 5,747,415
SEEK Ltd. (2)(a) 367,366 5,641,343
SGH Ltd. (2)(a) 14,427 445,276
South32 Ltd. (2)(a) 2,518,028 5,960,440
Suncorp Group Ltd. (2)(a) 94,751 1,112,291
Technology One Ltd. (2)(a) 209,429 3,884,174
Telstra Group Ltd. (2)(a) 657,351 2,132,817
Wesfarmers Ltd. (2)(a) 100,309 5,403,954
Westpac Banking Corp. (2)(a) 119,947 3,078,023
Whitehaven Coal Ltd. (2)(a) 1,140,808 5,872,311
Worley Ltd. (2)(a) 472,861 3,948,775
193,322,305
Belgium - 0 .4%
Ageas SA/NV (2)(a) 115,350 8,081,527
Liberty Global Ltd., Class A *(a) 600,302 6,687,364
14,768,891
Brazil - 0 .1%
Wheaton Precious Metals Corp. (a) 34,404 4,044,610
Yara International ASA (2)(a) 2,688 109,998
4,154,608
Canada - 5 .8%
Agnico Eagle Mines Ltd. (a) 17,618 2,987,699
Alamos Gold, Inc., Class A (a) 35,647 1,376,482
AltaGas Ltd. (a) 12 366
ARC Resources Ltd. (a) 466,404 8,750,066
AtkinsRealis Group, Inc. (a) 11,577 747,311
Bank of Nova Scotia (The) (a) 179,586 13,245,048
Barrick Mining Corp. (a) 95,440 4,157,486
Canadian National Railway Co. (a) 137,264 13,575,890
Canadian Natural Resources Ltd.
(a) 268,345 9,089,184
Canadian Pacific Kansas City Ltd.
(a) 45,146 3,323,743
CCL Industries, Inc., Class B (a) 31,894 2,014,651
INVESTMENTS SHARES VALUE ($)
Canada - 5.8% (continued)
Celestica, Inc. *(a) 88,361 26,137,808
Cenovus Energy, Inc. (a) 42,151 713,086
Constellation Software, Inc. (a) 6,271 15,083,661
Empire Co. Ltd., Class A (a) 127,976 4,449,393
Fairfax Financial Holdings Ltd. (a) 6,259 11,928,786
Finning International, Inc. (a) 39,120 2,119,671
George Weston Ltd. (a) 90,131 6,217,992
iA Financial Corp., Inc. (a) 24,807 3,214,039
IGM Financial, Inc. (a) 14,847 668,604
Intact Financial Corp. (a) 19,816 4,125,187
Kinross Gold Corp. (a) 112,210 3,160,569
Loblaw Cos. Ltd. (a) 43,136 1,950,085
Lundin Gold, Inc. (a) 147,209 12,228,895
Magna International, Inc. (a) 24,203 1,290,251
Manulife Financial Corp. (a) 38,893 1,412,282
Metro, Inc., Class A (a) 6,792 488,858
Onex Corp. (a) 4 329
Quebecor, Inc., Class B (a) 107,703 4,056,861
Saputo, Inc. (a) 23,786 715,894
Stantec, Inc. (a) 31,758 2,996,828
Sun Life Financial, Inc. (a) 11,838 738,975
Suncor Energy, Inc. (a) 361,525 16,046,121
TFI International, Inc. (a) 80,401 8,310,437
Thomson Reuters Corp. (a) 5,241 691,634
TMX Group Ltd. (a) 14 533
Toromont Industries Ltd. (a) 307 37,141
Toronto-Dominion Bank (The) (a) 19,333 1,822,095
Tourmaline Oil Corp. (a) 58,087 2,605,673
WSP Global, Inc. (a) 8,407 1,522,209
194,001,823
China - 0 .1%
Prosus NV (2)(a) 19,287 1,194,231
Wilmar International Ltd. (2) 1,184,600 2,833,153
4,027,384
Denmark - 2 .0%
Danske Bank A/S (2)(a) 442,636 22,103,601
Genmab A/S (2)*(a) 45,276 14,034,839
GN Store Nord A/S (2)*(a) 28,376 471,635
ISS A/S (2)(a) 265,944 9,060,639
Jyske Bank A/S (Registered) (2)(a) 23,402 3,202,788
Orsted A/S (2)*(a)(b) 167,156 3,190,904
Pandora A/S (2)(a) 18,838 2,083,220
ROCKWOOL A/S, Class B (2)(a) 29,411 1,033,323
Royal Unibrew A/S (2)(a) 31,413 2,834,621
Vestas Wind Systems A/S (2)(a) 274,711 7,430,169
65,445,739
Finland - 1 .0%
Elisa OYJ (2)(a) 17,103 757,933
Kone OYJ, Class B (2)(a) 19,495 1,381,083
Konecranes OYJ (2)(a) 1,943 212,769
Metso OYJ (2)(a) 12 209
Nordea Bank Abp (2)(a) 727,751 13,692,098
Wartsila OYJ Abp (2)(a) 495,727 17,551,025
33,595,117

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 7 .2%
Air France-KLM (2)*(a) 563,317 7,613,176
Amundi SA (2)(a)(b) 19,821 1,638,202
BNP Paribas SA (2)(a) 101,158 9,570,259
Bouygues SA (2)(a) 79,270 4,120,880
Carrefour SA (2)(a) 1,225,683 20,451,233
Credit Agricole SA (2)(a) 449,942 9,263,351
Dassault Aviation SA (2)(a) 7,532 2,414,802
Eiffage SA (2)(a) 72,685 10,414,265
Engie SA (2)(a) 126,213 3,315,534
Hermes International SCA (2)(a) 9,565 23,748,467
Legrand SA (2)(a) 4,761 707,783
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 25,602 19,297,143
Orange SA (2)(a) 1,324,761 22,105,713
Safran SA (2)(a) 51,752 18,026,105
SCOR SE (2)(a) 106,065 3,570,436
Societe Generale SA (2)(a) 323,680 26,057,541
Thales SA (2)(a) 80,787 21,793,571
TotalEnergies SE (2)(a) 256,970 16,753,933
Valeo SE (2)(a) 697,851 9,470,502
Veolia Environnement SA (2)(a) 21,816 759,142
Vinci SA (2)(a) 42,943 6,041,354
Vivendi SE (2)(a) 1,380,199 3,827,660
240,961,052
Germany - 4 .6%
adidas AG (2)(a) 150,734 29,828,150
Allianz SE (Registered) (2)(a) 29,523 13,650,765
Bayer AG (Registered) (2)(a) 86,369 3,746,321
Bechtle AG (2)(a) 20,747 1,056,732
Commerzbank AG (2)(a) 84,028 3,546,370
Continental AG (2)(a) 86,015 6,826,404
Daimler Truck Holding AG (2)(a) 159,645 6,914,632
Deutsche Lufthansa AG
(Registered) (2)(a) 1,306,174 12,831,768
E.ON SE (2)(a) 92,172 1,745,270
Evonik Industries AG (2)(a) 338 5,275
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 21,895 1,790,411
Freenet AG (2)(a) 82,102 2,828,194
Fresenius Medical Care AG (2)(a) 283,690 13,550,614
GEA Group AG (2)(a) 5 338
HUGO BOSS AG (2)(a) 83,747 3,528,826
Knorr-Bremse AG (2)(a) 2 222
LANXESS AG (2)(a) 96,014 1,967,463
Mercedes-Benz Group AG (2)(a) 210,142 14,567,483
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 11,572 7,615,376
Nemetschek SE (2)(a) 23,814 2,576,443
Nordex SE (2)*(a) 73,369 2,486,839
Rational AG (2)(a) 1,782 1,375,867
RWE AG (2)(a) 287,237 15,219,783
Schaeffler AG (2)(a) 36 350
Scout24 SE (2)(a)(b) 56,643 5,689,219
Talanx AG (2)(a) 9,120 1,211,491
154,560,606
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .2%
HKT Trust & HKT Ltd. (2)(a) 263,000 389,439
Techtronic Industries Co. Ltd. (2)(a) 412,000 4,739,291
5,128,730
Italy - 3 .5%
A2A SpA (2)(a) 985,463 2,666,547
Amplifon SpA (2)(a) 346,044 5,547,899
Azimut Holding SpA (2)(a) 70,112 2,920,713
DiaSorin SpA (2)(a) 19,128 1,535,161
Enel SpA (2)(a) 1,126,419 11,711,755
Eni SpA (2)(a) 70,270 1,332,047
Fincantieri SpA (2)*(a) 379,043 7,365,313
FinecoBank Banca Fineco SpA (2)
(a) 148,693 3,852,570
Hera SpA (2)(a) 403,271 1,901,574
Intesa Sanpaolo SpA (2)(a) 1,782,127 12,314,686
Leonardo SpA (2)(a) 386,117 22,086,106
Pirelli & C SpA (2)(a)(b) 1,095,362 7,479,914
Poste Italiane SpA (2)(a)(b) 405,805 10,187,286
Reply SpA (2)(a) 16,070 2,151,686
Telecom Italia SpA (2)*(a) 4,331,749 2,602,313
UniCredit SpA (2)(a) 157,676 13,059,783
Unipol Assicurazioni SpA (2)(a) 268,291 6,436,743
115,152,096
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 20,057 1,047,928
Japan - 25 .1%
Advantest Corp. (2)(a) 65,400 8,269,694
Aisin Corp. (2)(a) 250,500 4,693,433
ANA Holdings, Inc. (2)(a) 200,900 3,815,432
Asahi Group Holdings Ltd. (2)(a) 62,400 654,065
Asahi Intecc Co. Ltd. (2)(a) 211,800 3,970,294
Asahi Kasei Corp. (2)(a) 682,600 6,067,460
Astellas Pharma, Inc. (2)(a) 1,750,800 23,302,302
Bandai Namco Holdings, Inc. (2)(a) 364,000 9,688,256
BayCurrent, Inc. (2)(a) 187,800 7,786,882
Brother Industries Ltd. (2)(a) 323,600 6,464,793
Canon, Inc. (2)(a) 392,900 11,625,364
Central Japan Railway Co. (2)(a) 347,300 9,620,210
Chubu Electric Power Co., Inc. (2)
(a) 673,800 10,380,914
Concordia Financial Group Ltd. (2)
(a) 417,900 3,454,787
CyberAgent, Inc. (2)(a) 460,500 3,923,936
Dai Nippon Printing Co. Ltd. (2)(a) 384,600 6,620,502
Daiichi Sankyo Co. Ltd. (2)(a) 423,800 8,999,205
Denso Corp. (2)(a) 88,700 1,225,135
Disco Corp. (2)(a) 19,200 5,849,516
Eisai Co. Ltd. (2)(a) 109,800 3,260,056
ENEOS Holdings, Inc. (2)(a) 1,286,000 9,098,585
FANUC Corp. (2)(a) 223,400 8,693,780
Fujitsu Ltd. (2)(a) 919,300 25,265,043
Fukuoka Financial Group, Inc. (2)
(a) 359,000 11,612,054
Hirose Electric Co. Ltd. (2)(a) 24,500 2,711,281
Hitachi Construction Machinery Co.
Ltd. (2)(a) 48,300 1,427,735
Hitachi Ltd. (2)(a) 174,400 5,469,458

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.1% (continued)
Honda Motor Co. Ltd. (2)(a) 2,074,600 20,361,521
Hoya Corp. (2)(a) 69,100 10,480,369
Iida Group Holdings Co. Ltd. (2)(a) 198,700 3,193,496
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,122,400 16,302,970
Japan Airlines Co. Ltd. (2)(a) 523,400 9,706,838
Japan Post Bank Co. Ltd. (2)(a) 1,471,900 20,720,047
Japan Post Holdings Co. Ltd. (2)(a) 897,800 9,473,058
JFE Holdings, Inc. (2)(a) 634,800 8,092,996
Kajima Corp. (2)(a) 53,200 1,983,696
Kao Corp. (2)(a) 163,900 6,541,504
Kawasaki Heavy Industries Ltd. (2)
(a) 39,900 2,646,029
Kinden Corp. (2)(a) 103,200 4,476,541
Kirin Holdings Co. Ltd. (2)(a) 140,600 2,104,643
Kobe Steel Ltd. (2)(a) 734,700 9,708,177
Komatsu Ltd. (2)(a) 21,900 694,941
Kyoto Financial Group, Inc. (2)(a) 42,700 935,177
Kyushu Electric Power Co., Inc. (2)
(a) 196,900 2,112,425
LY Corp. (2)(a) 5,181,900 13,788,767
Marubeni Corp. (2)(a) 117,800 3,280,730
Mazda Motor Corp. (2)(a) 2,211,900 17,080,763
MINEBEA MITSUMI, Inc. (2)(a) 277,000 5,573,678
MISUMI Group, Inc. (2)(a) 92,100 1,437,239
Mitsubishi Chemical Group Corp.
(2)(a) 728,400 4,263,786
Mitsubishi Electric Corp. (2)(a) 154,900 4,516,397
Mitsubishi Heavy Industries Ltd. (2)
(a) 208,900 5,099,759
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 43,800 695,153
Mitsui & Co. Ltd. (2)(a) 67,000 1,989,722
Mitsui Chemicals, Inc. (2)(a) 647,800 8,283,494
Mizuho Financial Group, Inc. (2)(a) 574,630 20,970,871
MS&AD Insurance Group Holdings,
Inc. (2)(a) 84,400 1,981,461
Murata Manufacturing Co. Ltd. (2)
(a) 694,900 14,362,163
Nexon Co. Ltd. (2)(a) 484,700 11,839,523
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 321,800 6,887,356
Nippon Steel Corp. (2)(a) 3,135,600 12,831,046
Nippon Yusen KK (2)(a) 157,300 5,095,197
Niterra Co. Ltd. (2)(a) 19,600 863,542
Nomura Holdings, Inc. (2)(a) 1,073,800 8,945,258
NTT, Inc. (2)(a) 7,032,300 7,099,043
Obayashi Corp. (2)(a) 167,100 3,497,054
Obic Co. Ltd. (2)(a) 273,900 8,597,359
Oji Holdings Corp. (2)(a) 599,900 3,293,622
Omron Corp. (2)(a) 426,200 10,782,812
Oracle Corp. Japan (2)(a) 47,200 3,967,115
ORIX Corp. (2)(a) 415,000 12,137,622
Otsuka Corp. (2)(a) 147,000 3,029,024
Pan Pacific International Holdings
Corp. (2)(a) 518,400 3,088,059
Panasonic Holdings Corp. (2)(a) 1,118,500 14,500,279
Rakuten Group, Inc. (2)*(a) 2,173,600 13,928,364
Recruit Holdings Co. Ltd. (2)(a) 447,500 25,145,732
Resona Holdings, Inc. (2)(a) 1,401,600 13,340,037
INVESTMENTS SHARES VALUE ($)
Japan - 25.1% (continued)
Rohm Co. Ltd. (2)(a) 44,500 632,140
Sanwa Holdings Corp. (2)(a) 440,800 11,477,635
Seiko Epson Corp. (2)(a) 357,200 4,527,240
Sekisui Chemical Co. Ltd. (2)(a) 150,900 2,537,725
Seven & i Holdings Co. Ltd. (2)(a) 975,700 14,017,897
Shimamura Co. Ltd. (2)(a) 87,500 5,701,291
Shimizu Corp. (2)(a) 671,900 11,471,815
Shin-Etsu Chemical Co. Ltd. (2)(a) 282,600 8,777,882
Shionogi & Co. Ltd. (2)(a) 321,400 5,817,283
Shiseido Co. Ltd. (2)(a) 254,400 3,702,262
Shizuoka Financial Group, Inc. (2)
(a) 596,900 9,267,900
Skylark Holdings Co. Ltd. (a) 249,800 5,366,299
SoftBank Corp. (2)(a) 4,327,500 5,941,476
Sojitz Corp. (2)(a) 419,400 13,043,279
Sony Group Corp. (2)(a) 317,200 8,136,494
Square Enix Holdings Co. Ltd. (a) 453,600 8,280,575
Subaru Corp. (2)(a) 411,000 8,849,333
Sumitomo Corp. (2)(a) 333,600 11,546,731
Sumitomo Metal Mining Co. Ltd.
(2)(a) 29,700 1,189,294
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 316,300 9,639,200
TBS Holdings, Inc. (2)(a) 170,700 6,299,843
Terumo Corp. (2)(a) 341,100 4,957,948
TIS, Inc. (2)(a) 44,000 1,478,206
Tokio Marine Holdings, Inc. (2)(a) 63,900 2,362,134
Tokyo Century Corp. (2)(a) 106,600 1,382,126
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 792,400 3,331,975
Tokyo Electron Ltd. (2)(a) 43,300 9,644,095
Tokyo Gas Co. Ltd. (2)(a) 82,300 3,262,740
Tokyu Corp. (2)(a) 179,800 2,101,237
Tosoh Corp. (2)(a) 128,500 1,930,995
TOTO Ltd. (2)(a) 42,200 1,166,001
Toyota Motor Corp. (2)(a) 895,800 19,239,184
Toyota Tsusho Corp. (2)(a) 87,800 2,960,546
USS Co. Ltd. (2)(a) 670,100 7,332,645
Yamato Holdings Co. Ltd. (2)(a) 333,800 4,699,764
Yamazaki Baking Co. Ltd. (2)(a) 3,300 69,241
Yaskawa Electric Corp. (2)(a) 23,700 720,513
Yokogawa Electric Corp. (2)(a) 201,400 6,459,012
Zensho Holdings Co. Ltd. (2)(a) 21,100 1,209,104
836,207,687
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 143,000 705,107
Netherlands - 2 .3%
Aalberts NV (2)(a) 43,037 1,418,624
ABN AMRO Bank NV, CVA (2)(a)(b) 393,547 13,750,095
Argenx SE (2)*(a) 5,812 4,902,677
ASM International NV (2)(a) 19,181 11,612,088
ASML Holding NV (2)(a) 3,375 3,636,631
ASR Nederland NV (2)(a) 27,071 1,926,123
Heineken NV (2)(a) 107,704 8,886,326
Koninklijke Ahold Delhaize NV (2)
(a) 180,827 7,415,153
Koninklijke KPN NV (2)(a) 1,462,260 6,832,727

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.3% (continued)
Koninklijke Vopak NV (2)(a) 6,867 305,990
NN Group NV (2)(a) 173,823 13,409,512
SBM Offshore NV (2)(a) 34,153 982,653
75,078,599
Nigeria - 0 .2%
Airtel Africa plc (2)(a)(b) 1,329,757 6,369,871
Norway - 0 .4%
Gjensidige Forsikring ASA (2)(a) 62 1,853
Kongsberg Gruppen ASA (2)(a) 218,991 5,611,706
Mowi ASA (2)(a) 29,363 706,325
Norsk Hydro ASA (2)(a) 78,163 603,354
Storebrand ASA (2)(a) 39,345 672,436
Telenor ASA (2)(a) 241,396 3,510,971
TOMRA Systems ASA (2)(a) 158,118 2,119,256
13,225,901
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 4,547,987 4,787,477
EDP SA (2) 1,770,114 8,152,772
12,940,249
Singapore - 0 .4%
DBS Group Holdings Ltd. (2) 125,700 5,506,245
Genting Singapore Ltd. (2) 1,100 620
Keppel Ltd. (2) 140,800 1,131,985
Singapore Airlines Ltd. (2) 152,700 758,151
Singapore Telecommunications
Ltd. (2) 557,600 1,972,788
United Overseas Bank Ltd. (2) 94,200 2,565,587
11,935,376
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 136,529 3,598,901
Spain - 1 .4%
ACS Actividades de Construccion y
Servicios SA (2)(a) 47,324 4,697,633
Aena SME SA (2)(a)(b) 243,237 6,796,252
Banco Santander SA (2)(a) 1,126,437 13,258,715
Bankinter SA (2)(a) 263,927 4,374,641
CaixaBank SA (2)(a) 201,060 2,458,185
Enagas SA (2)(a) 473,611 7,319,161
Fluidra SA (2)(a) 116,888 3,166,735
Grifols SA (2)(a) 146,832 1,835,352
Iberdrola SA (2)(a) 166,031 3,595,135
Industria de Diseno Textil SA (2)(a) 10,743 708,659
Unicaja Banco SA (2)(a)(b) 1,352 4,399
48,214,867
Sweden - 2 .8%
Alfa Laval AB (2)(a) 115,447 5,788,670
Assa Abloy AB, Class B (2)(a) 108,479 4,190,637
Autoliv, Inc. (a)(c) 64,721 7,682,383
Axfood AB (2)(a) 29,152 917,945
Boliden AB (2)*(a) 19,270 1,067,486
Electrolux AB, Class B (2)*(a) 599,932 4,117,236
Essity AB, Class B (2)(a) 241,217 6,935,320
Evolution AB (2)(a)(b) 68,007 4,617,780
INVESTMENTS SHARES VALUE ($)
Sweden - 2.8% (continued)
Getinge AB, Class B (2)(a) 95,755 2,260,748
Saab AB, Class B (2)(a) 13,090 759,485
Sandvik AB (2)(a) 63,241 2,042,753
Skanska AB, Class B (2)(a) 19,502 531,397
Svenska Handelsbanken AB, Class
A (2)(a) 568,857 8,241,340
Swedbank AB, Class A (2)(a) 254,763 8,839,015
Swedish Orphan Biovitrum AB
(2)*(a) 44,930 1,612,407
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 2,036,581 19,820,087
Telia Co. AB (2)(a) 2,569,207 10,980,707
Volvo AB, Class B (2)(a) 52,873 1,682,664
92,088,060
Switzerland - 3 .4%
ABB Ltd. (Registered) (2)(a) 169,483 12,493,872
Accelleron Industries AG (2)(a) 19,201 1,480,905
Adecco Group AG (Registered) (2)
(a) 279,358 8,045,512
Avolta AG (2)*(a) 64,572 3,808,448
Belimo Holding AG (Registered)
(2)(a) 707 690,784
BKW AG (2)(a) 3,956 839,110
Chocoladefabriken Lindt &
Spruengli AG (2)(a) 76 1,110,502
Flughafen Zurich AG (Registered)
(2)(a) 30,187 9,556,123
Galenica AG (a)(b) 935 115,326
Geberit AG (Registered) (2)(a) 2,669 2,072,806
Givaudan SA (Registered) (2)(a) 3,403 13,463,119
Kuehne + Nagel International AG
(Registered) (2)(a) 40,295 8,641,476
SGS SA (Registered) (a) 71,573 8,209,977
Sika AG (Registered) (2)(a) 60,393 12,261,320
Sonova Holding AG (Registered)
(2)(a) 8,049 2,082,009
Swissquote Group Holding SA
(Registered) (2)(a) 5,635 3,421,209
TE Connectivity plc (a) 14,996 3,411,740
Temenos AG (Registered) (2)(a) 36,273 3,607,417
Zurich Insurance Group AG (2)(a) 22,865 17,302,006
112,613,661
United Kingdom - 7 .4%
Admiral Group plc (2)(a) 1,869 79,952
Ashtead Group plc (2)(a) 9,720 662,702
Aviva plc (2)(a) 247,503 2,275,771
B&M European Value Retail SA (2)
(a) 48 109
Barclays plc (2)(a) 2,410,327 15,428,814
Beazley plc (2)(a) 55,447 620,042
Bellway plc (2)(a) 127,442 4,692,619
British American Tobacco plc (2)(a) 64,767 3,671,684
Burberry Group plc (2)*(a) 792,179 13,470,254
Centrica plc (2)(a) 3,587,511 8,179,740
CK Hutchison Holdings Ltd. (2)(a) 464,500 3,157,885
Compass Group plc (2)(a) 878,429 27,833,069
Diploma plc (2)(a) 2 142
easyJet plc (2)(a) 902,320 6,189,885

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.4% (continued)
Entain plc (2)(a) 314,133 3,229,051
Flutter Entertainment plc *(a)(c) 3 645
Games Workshop Group plc (2)(a) 3,658 930,613
Hiscox Ltd. (2)(a) 420,290 8,036,304
Howden Joinery Group plc (2)(a) 129,064 1,444,424
ICG plc (2)(a) 44,447 1,225,679
IMI plc (2)(a) 40,947 1,365,865
Imperial Brands plc (2)(a) 64,989 2,728,900
Inchcape plc (a) 42 435
InterContinental Hotels Group plc
(2)(a) 105,574 14,836,189
International Consolidated Airlines
Group SA (2)(a) 711,245 3,949,124
Intertek Group plc (2)(a) 25,700 1,593,826
Investec plc (2)(a) 48 356
ITV plc (2)(a) 4,514,033 4,978,834
Kingfisher plc (2)(a) 2,486,239 10,465,953
Lloyds Banking Group plc (2)(a) 7,943,955 10,507,583
Man Group plc (2)(a) 386,520 1,187,004
NatWest Group plc (2)(a) 1,950,333 17,108,871
Next plc (2)(a) 14,387 2,648,649
Ocado Group plc (2)*(a) 16 51
Pearson plc (2)(a) 32,540 460,084
Pennon Group plc (2)(a) 98,448 697,752
Persimmon plc (2)(a) 199,898 3,653,890
Reckitt Benckiser Group plc (2)(a) 39,646 3,208,128
Rightmove plc (2)(a) 320,088 2,236,361
Rolls-Royce Holdings plc (2)(a) 1,523,988 23,569,561
TechnipFMC plc (a) 430,816 19,197,161
Tesco plc (2)(a) 1,191,259 7,084,214
United Utilities Group plc (2)(a) 116,653 1,874,198
Vodafone Group plc (2)(a) 9,037,299 12,046,806
Whitbread plc (2)(a) 33,923 1,162,717
247,691,896
United States - 116 .7%
3M Co. (a) 43,605 6,981,161
Abercrombie & Fitch Co., Class A
*(a) 97,293 12,246,270
Acerinox SA (2)(a) 93,368 1,382,045
Adobe, Inc. *(a) 29,290 10,251,207
ADT, Inc. (a) 963,126 7,772,427
Aegon Ltd. (2)(a) 131,501 1,022,592
Aflac, Inc. (a) 74,785 8,246,542
AGCO Corp. (a)(c) 11,214 1,169,844
Air Lease Corp., Class A (a) 60,086 3,859,324
Airbnb, Inc., Class A *(a) 143,000 19,407,960
Akamai Technologies, Inc. *(a) 151,746 13,239,839
Albemarle Corp. (a)(c) 5,133 726,012
Alcoa Corp. (a) 82,045 4,359,871
Align Technology, Inc. *(a) 46,273 7,225,529
Allegion plc (a) 44,207 7,038,639
Allison Transmission Holdings, Inc.
(a) 36,691 3,592,049
Allstate Corp. (The) (a) 18,957 3,945,900
Alnylam Pharmaceuticals, Inc. *(a)
(c) 6,195 2,463,442
Amazon.com, Inc. *(a) 67,677 15,621,205
Amdocs Ltd. (a) 104,079 8,379,400
Amentum Holdings, Inc. *(a)(c) 133,629 3,875,241
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
American Homes 4 Rent, Class A,
REIT (a) 133,963 4,300,212
American International Group, Inc.
(a)(c) 103,152 8,824,654
American Tower Corp., REIT (a) 67,460 11,843,952
Ameriprise Financial, Inc. (a) 38,479 18,867,793
Analog Devices, Inc. (a) 7,193 1,950,742
Antero Resources Corp. *(a)(c) 145,253 5,005,418
Aon plc, Class A (a) 22,463 7,926,743
AP Moller - Maersk A/S, Class B
(2)(a) 3,702 8,494,430
Applied Industrial Technologies,
Inc. (a) 5,602 1,438,426
AptarGroup, Inc. (a) 11,893 1,450,470
Aramark (a)(c) 431,571 15,907,707
Arch Capital Group Ltd. *(a) 56,450 5,414,684
Arista Networks, Inc. *(a)(c) 185,787 24,343,671
Armstrong World Industries, Inc. (a) 21,287 4,067,946
Arrow Electronics, Inc. *(a)(c) 22,605 2,490,619
ASGN, Inc. *(a)(c) 53,572 2,580,563
Assured Guaranty Ltd. (a) 22,355 2,009,044
AT&T, Inc. (a) 78,150 1,941,246
ATI, Inc. *(a) 8,707 999,215
Atlassian Corp., Class A *(a) 217,231 35,221,833
Autodesk, Inc. *(a) 33,101 9,798,227
AutoNation, Inc. *(a) 23,583 4,869,418
AutoZone, Inc. *(a)(c) 2,830 9,597,945
Avantor, Inc. *(a)(c) 299,010 3,426,655
Avnet, Inc. (a) 106,683 5,129,319
Axis Capital Holdings Ltd. (a) 156,666 16,777,362
Bank of America Corp. (a) 86,691 4,768,005
Bank of New York Mellon Corp.
(The) (a) 50,287 5,837,818
Bath & Body Works, Inc. (a) 738,900 14,837,112
Becton Dickinson & Co. (a)(c) 31,943 6,199,178
BellRing Brands, Inc. *(a)(c) 386,496 10,331,038
Best Buy Co., Inc. (a)(c) 340,632 22,798,500
Biogen, Inc. *(a)(c) 22,140 3,896,419
BioMarin Pharmaceutical, Inc. *(a) 303,994 18,066,363
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 7,219 649,927
Blackbaud, Inc. *(a)(c) 51,952 3,289,601
Booking Holdings, Inc. (a) 3,667 19,637,995
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 14,146 1,193,357
BorgWarner, Inc. (a) 281,659 12,691,555
Boston Beer Co., Inc. (The), Class
A *(a) 6,499 1,268,150
BP plc (2)(a) 3,271,505 19,079,299
Bright Horizons Family Solutions,
Inc. *(a) 80,412 8,153,777
Brink's Co. (The) (a) 3,853 449,761
Bristol-Myers Squibb Co. (a) 635,520 34,279,948
Broadridge Financial Solutions,
Inc. (a) 21,014 4,689,694
Brunswick Corp. (a)(c) 49,236 3,655,281
Burlington Stores, Inc. *(a) 13,078 3,777,580
Buzzi SpA (2)(a) 35,125 2,123,345
CACI International, Inc., Class A
*(a) 16,374 8,724,231

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Camden Property Trust, REIT (a) 29,135 3,207,181
Capital One Financial Corp. (a) 113,201 27,435,394
CarMax, Inc. *(a)(c) 67,255 2,598,733
Carpenter Technology Corp. (a)(c) 11,933 3,756,986
Carrier Global Corp. (a) 181,641 9,597,910
Celsius Holdings, Inc. *(a)(c) 92,360 4,224,546
Centene Corp. *(a) 835,649 34,386,955
CH Robinson Worldwide, Inc. (a) 4,322 694,805
Charter Communications, Inc.,
Class A *(a)(c) 66,359 13,852,441
Chemed Corp. (a)(c) 11,160 4,774,918
Cheniere Energy, Inc. (a) 63,550 12,353,485
Chewy, Inc., Class A *(a)(c) 492,014 16,261,063
Chipotle Mexican Grill, Inc., Class
A *(a) 389,859 14,424,783
Chubb Ltd. (a) 118,610 37,020,552
Ciena Corp. *(a) 18,992 4,441,659
Cigna Group (The) (a) 42,012 11,562,963
Cincinnati Financial Corp. (a) 42,951 7,014,757
Citigroup, Inc. (a) 122,549 14,300,243
Citizens Financial Group, Inc. (a) 146,766 8,572,602
Civitas Resources, Inc. (a)(c) 57,963 1,570,218
Cloudflare, Inc., Class A *(a)(c) 24,301 4,790,942
CNA Financial Corp. (a) 124,396 5,938,665
CNH Industrial NV (a)(c) 1,281,713 11,817,394
CNO Financial Group, Inc. (a) 58,810 2,497,661
Coca-Cola Consolidated, Inc. (a) 71,012 10,886,140
Columbia Sportswear Co. (a) 130,275 7,176,850
Comfort Systems USA, Inc. (a) 24,741 23,090,528
Commerce Bancshares, Inc. (a) 14,546 761,338
Commercial Metals Co. (a) 57,059 3,949,624
Commvault Systems, Inc. *(a) 19,720 2,472,099
Conagra Brands, Inc. (a) 267,883 4,637,055
Concentrix Corp. (a)(c) 138,764 5,769,807
ConocoPhillips (a)(c) 134,821 12,620,594
Consolidated Edison, Inc. (a)(c) 68,702 6,823,483
Cooper Cos., Inc. (The) *(a)(c) 149,606 12,261,708
Copart, Inc. *(a)(c) 258,935 10,137,305
COPT Defense Properties, REIT (a) 154,289 4,289,234
Corebridge Financial, Inc. (a) 206,888 6,241,811
Corpay, Inc. *(a)(c) 15,626 4,702,332
Corteva, Inc. (a) 23,317 1,562,939
CoStar Group, Inc. *(a)(c) 23,544 1,583,099
Crane Co. (a) 42,447 7,828,500
Crocs, Inc. *(a)(c) 16,885 1,444,005
Crown Holdings, Inc. (a)(c) 133,471 13,743,509
Cummins, Inc. (a) 18,340 9,361,653
Curtiss-Wright Corp. (a) 14,569 8,031,453
Danaher Corp. (a) 61,070 13,980,144
Darden Restaurants, Inc. (a) 27,437 5,048,957
Datadog, Inc., Class A *(a)(c) 24,895 3,385,471
Dayforce, Inc. *(a) 81,158 5,612,887
Deckers Outdoor Corp. *(a) 60,441 6,265,918
Delta Air Lines, Inc. (a) 97,690 6,779,686
Dexcom, Inc. *(a)(c) 84,299 5,594,925
Docusign, Inc., Class A *(a) 20,291 1,387,904
Dolby Laboratories, Inc., Class A
(a)(c) 41,686 2,677,075
Dollar General Corp. (a) 167,772 22,275,088
DoubleVerify Holdings, Inc. *(a) 215,520 2,465,549
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Dover Corp. (a) 78,777 15,380,421
DR Horton, Inc. (a) 119,932 17,273,806
DraftKings, Inc., Class A *(a)(c) 607,077 20,919,873
DTE Energy Co. (a) 35,860 4,625,223
Duolingo, Inc., Class A *(a)(c) 63,804 11,197,602
Dynatrace, Inc. *(a) 86,347 3,742,279
Eagle Materials, Inc. (a)(c) 17,770 3,672,704
East West Bancorp, Inc. (a) 79,349 8,918,034
Eaton Corp. plc (a)(c) 14,087 4,486,850
Ecolab, Inc. (a)(c) 24,792 6,508,396
Edison International (a) 513,765 30,836,174
Edwards Lifesciences Corp. *(a) 50,948 4,343,317
Elastic NV *(a) 295,136 22,265,060
Elevance Health, Inc. (a) 21,511 7,540,681
EMCOR Group, Inc. (a) 16,657 10,190,586
Encompass Health Corp. (a) 20,928 2,221,298
EnerSys (a) 5,389 790,836
EPR Properties, REIT (a) 66,809 3,333,769
Equifax, Inc. (a)(c) 24,807 5,382,623
Equinix, Inc., REIT (a)(c) 20,989 16,080,932
Esab Corp. (a) 43,086 4,813,568
Essent Group Ltd. (a) 65,078 4,230,721
Etsy, Inc. *(a) 46,399 2,572,361
Evercore, Inc., Class A (a) 38,928 13,245,252
Everest Group Ltd. (a) 58,701 19,920,184
Exelixis, Inc. *(a) 471,084 20,647,612
ExlService Holdings, Inc. *(a)(c) 137,175 5,821,707
Expedia Group, Inc. (a)(c) 33,070 9,369,062
Extra Space Storage, Inc., REIT (a) 5,243 682,743
Exxon Mobil Corp. (a) 26,236 3,157,240
F&G Annuities & Life, Inc. 18,450 569,183
FactSet Research Systems, Inc.
(a)(c) 35,717 10,364,716
Federal Realty Investment Trust,
REIT (a) 48,623 4,901,198
Federated Hermes, Inc., Class B
(a)(c) 83,716 4,359,092
FedEx Corp. (a) 95,519 27,591,617
Fidelity National Financial, Inc. (a) 307,501 16,786,480
Fifth Third Bancorp (a) 67,743 3,171,050
First American Financial Corp. (a) 56,944 3,498,639
First Citizens BancShares, Inc.,
Class A (a)(c) 2,233 4,792,420
First Hawaiian, Inc. (a) 195,231 4,939,344
First Industrial Realty Trust, Inc.,
REIT (a) 56,013 3,207,865
First Solar, Inc. *(a)(c) 2,945 769,322
FirstCash Holdings, Inc. (a) 23,495 3,744,633
Five Below, Inc. *(a)(c) 36,674 6,907,915
Flowserve Corp. (a) 14,997 1,040,492
Fluor Corp. *(a) 236,049 9,354,622
Ford Motor Co. (a) 427,776 5,612,421
Fortinet, Inc. *(a) 98,883 7,852,299
Freeport-McMoRan, Inc. (a) 302,643 15,371,238
Gap, Inc. (The) (a) 329,563 8,436,813
Garmin Ltd. (a) 15,838 3,212,738
Gates Industrial Corp. plc *(a) 129,673 2,784,079
GE Aerospace (a) 12,194 3,756,118
GE Vernova, Inc. (a) 16,931 11,065,594
General Dynamics Corp. (a) 26,408 8,890,517

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
General Mills, Inc. (a) 389,767 18,124,166
General Motors Co. (a) 94,772 7,706,859
Genpact Ltd. (a) 385,778 18,046,695
Genuine Parts Co. (a)(c) 5,403 664,353
GFL Environmental, Inc. (a) 83,032 3,566,767
Gitlab, Inc., Class A *(a)(c) 192,680 7,231,280
GLOBALFOUNDRIES, Inc. *(a) 49,983 1,745,406
GoDaddy, Inc., Class A *(a) 149,100 18,500,328
Goodyear Tire & Rubber Co. (The)
*(a)(c) 807,564 7,074,261
Graham Holdings Co., Class B (a) 3,232 3,550,675
Grand Canyon Education, Inc. *(a) 17,561 2,920,570
Graphic Packaging Holding Co. (a)
(c) 806,307 12,142,983
Greif, Inc., Class A (a)(c) 58,655 3,970,944
GSK plc (2)(a) 502,307 12,315,170
Guidewire Software, Inc. *(a)(c) 54,012 10,856,952
H&R Block, Inc. (a) 151,105 6,585,156
Haemonetics Corp. *(a) 253,012 20,278,912
Halozyme Therapeutics, Inc. *(a)(c) 44,832 3,017,194
Hanover Insurance Group, Inc.
(The) (a) 21,377 3,907,074
Hasbro, Inc. (a) 107,500 8,815,000
Hayward Holdings, Inc. *(a)(c) 60,823 939,715
HealthEquity, Inc. *(a)(c) 126,135 11,555,227
Hilton Grand Vacations, Inc. *(a)(c) 24,760 1,108,010
Hilton Worldwide Holdings, Inc. (a) 16,416 4,715,496
Holcim AG (2)(a) 184,832 17,993,454
Honeywell International, Inc. (a) 37,734 7,361,526
Host Hotels & Resorts, Inc., REIT
(a) 147,787 2,620,264
HP, Inc. (a) 328,023 7,308,352
HubSpot, Inc. *(a) 58,067 23,302,287
Huntington Bancshares, Inc. (a)(c) 142,635 2,474,717
Huntington Ingalls Industries, Inc.
(a)(c) 31,536 10,724,448
Huntsman Corp. (a) 265,920 2,659,200
Illinois Tool Works, Inc. (a) 11,702 2,882,203
Illumina, Inc. *(a)(c) 74,019 9,708,332
Incyte Corp. *(a)(c) 167,994 16,592,767
Ingredion, Inc. (a) 29,460 3,248,260
Insmed, Inc. *(a)(c) 9,559 1,663,648
Insperity, Inc. (a) 98,765 3,824,181
Insulet Corp. *(a)(c) 26,106 7,420,369
International Business Machines
Corp. (a)(c) 12,485 3,698,182
International Flavors & Fragrances,
Inc. (a)(c) 148,545 10,010,448
Intuit, Inc. (a) 3,510 2,325,094
Invitation Homes, Inc., REIT (a) 101,320 2,815,683
IPG Photonics Corp. *(a)(c) 13,247 948,485
IQVIA Holdings, Inc. *(a) 69,450 15,654,725
Iron Mountain, Inc., REIT (a) 105,167 8,723,603
ITT, Inc. (a) 43,614 7,567,465
Janus Henderson Group plc (a) 127,867 6,082,633
Jazz Pharmaceuticals plc *(a) 35,657 6,061,690
JB Hunt Transport Services, Inc. (a) 135,066 26,248,726
Jefferies Financial Group, Inc. (a)(c) 107,108 6,637,483
Jones Lang LaSalle, Inc. *(a) 30,608 10,298,674
KB Home (a) 68,096 3,841,295
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Kemper Corp. (a) 52,418 2,125,026
Keurig Dr Pepper, Inc. (a) 462,382 12,951,320
KeyCorp (a)(c) 201,129 4,151,303
Kinder Morgan, Inc. (a)(c) 463,885 12,752,199
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 115,998 6,064,375
Kyndryl Holdings, Inc. *(a) 330,725 8,784,056
Lamar Advertising Co., Class A,
REIT (a)(c) 81,867 10,362,725
Landstar System, Inc. (a) 30,227 4,343,620
Las Vegas Sands Corp. (a) 266,441 17,342,645
Lear Corp. (a) 23,089 2,645,999
Leidos Holdings, Inc. (a) 23,953 4,321,121
Leonardo DRS, Inc. (a) 125,448 4,276,522
Lincoln Electric Holdings, Inc. (a) 24,893 5,965,359
Lineage, Inc., REIT (a) 35,092 1,228,220
Lithia Motors, Inc., Class A (a)(c) 5,014 1,666,303
Littelfuse, Inc. (a)(c) 16,996 4,298,628
LivaNova plc *(a) 99,150 6,100,700
Live Nation Entertainment, Inc. *(a)
(c) 54,314 7,739,745
Lockheed Martin Corp. (a) 36,200 17,508,854
Loews Corp. (a)(c) 17,039 1,794,377
Louisiana-Pacific Corp. (a) 59,967 4,842,935
Lowe's Cos., Inc. (a) 36,883 8,894,704
Lyft, Inc., Class A *(a)(c) 476,616 9,232,052
LyondellBasell Industries NV, Class
A (a)(c) 225,966 9,784,328
Macy's, Inc. (a) 29,898 659,251
Manhattan Associates, Inc. *(a) 104,044 18,031,866
MarketAxess Holdings, Inc. (a) 104,637 18,965,456
Marsh & McLennan Cos., Inc. (a)(c) 62,867 11,663,086
Marvell Technology, Inc. (a) 73,853 6,276,028
Marzetti Co. (The) (a) 13,496 2,219,012
Masimo Corp. *(a)(c) 68,140 8,862,288
Matador Resources Co. (a)(c) 85,103 3,611,771
Match Group, Inc. (a) 118,572 3,828,690
Mattel, Inc. *(a) 363,006 7,202,039
Medical Properties Trust, Inc., REIT
(a) 287,615 1,438,075
Medpace Holdings, Inc. *(a)(c) 26,065 14,639,407
Merck & Co., Inc. (a) 162,946 17,151,696
Meta Platforms, Inc., Class A (a) 16,699 11,022,843
MetLife, Inc. (a) 120,083 9,479,352
MGIC Investment Corp. (a) 471,555 13,778,837
MGM Resorts International *(a)(c) 472,457 17,239,956
Micron Technology, Inc. (a) 72,597 20,719,910
Microsoft Corp. (a) 23,470 11,350,561
Middleby Corp. (The) *(a) 31,209 4,639,842
Mohawk Industries, Inc. *(a) 67,078 7,331,625
Molina Healthcare, Inc. *(a) 18,361 3,186,368
MongoDB, Inc., Class A *(a)(c) 19,347 8,119,742
Morningstar, Inc. (a) 33,955 7,378,761
Mosaic Co. (The) (a) 62,200 1,498,398
MSCI, Inc., Class A (a)(c) 19,992 11,470,010
Mueller Industries, Inc. (a)(c) 136,249 15,641,385
Murphy USA, Inc. (a) 20,568 8,299,599
Nasdaq, Inc. (a)(c) 16,361 1,589,144
Natera, Inc. *(a)(c) 53,121 12,169,490
National Fuel Gas Co. (a) 43,363 3,471,642

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Nestle SA (Registered) (2)(a) 149,629 14,852,043
Neurocrine Biosciences, Inc. *(a) 98,759 14,006,989
New York Times Co. (The), Class
A (a) 225,589 15,660,388
Newell Brands, Inc. (a)(c) 1,207,823 4,493,102
Newmont Corp. (a) 110,010 10,984,499
News Corp., Class A (a)(c) 361,410 9,440,029
Nexstar Media Group, Inc., Class
A (a)(c) 27,238 5,530,676
NNN REIT, Inc., REIT (a) 26,145 1,036,126
Northern Trust Corp. (a) 45,418 6,203,645
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 367,145 8,194,676
Novartis AG (Registered) (2)(a) 292,342 40,283,556
Nucor Corp. (a) 36,503 5,954,004
Nutanix, Inc., Class A *(a)(c) 524,728 27,123,190
NVIDIA Corp. (a) 57,364 10,698,386
NVR, Inc. *(a) 554 4,040,195
Occidental Petroleum Corp. (a)(c) 55,921 2,299,472
Old Republic International Corp. (a) 269,286 12,290,213
Ollie's Bargain Outlet Holdings, Inc.
*(a)(c) 10,546 1,155,947
Omega Healthcare Investors, Inc.,
REIT (a) 141,666 6,281,470
Omnicom Group, Inc. (a) 128,986 10,415,620
OneMain Holdings, Inc. (a) 64,246 4,339,817
Onto Innovation, Inc. *(a) 20,864 3,293,591
Oracle Corp. (a) 67,178 13,093,664
O'Reilly Automotive, Inc. *(a) 96,943 8,842,171
Organon & Co. (a) 400,092 2,868,660
Oshkosh Corp. (a)(c) 10,889 1,367,985
Otis Worldwide Corp. (a) 80,621 7,042,244
Ovintiv, Inc. (a) 67,570 2,648,068
Owens Corning (a) 11,637 1,302,297
PACCAR, Inc. (a) 31,369 3,435,219
Packaging Corp. of America (a)(c) 40,705 8,394,592
Palantir Technologies, Inc., Class
A *(a)(c) 58,127 10,332,074
Palo Alto Networks, Inc. *(a)(c) 58,960 10,860,432
Paylocity Holding Corp. *(a) 39,401 6,008,653
PayPal Holdings, Inc. (a) 158,057 9,227,368
PBF Energy, Inc., Class A (a)(c) 137,844 3,738,329
Penn Entertainment, Inc. *(a)(c) 313,470 4,623,683
Penske Automotive Group, Inc. (a)
(c) 19,089 3,021,598
Pentair plc (a) 22,112 2,302,744
PepsiCo, Inc. (a) 130,447 18,721,753
PG&E Corp. (a) 2,763,427 44,408,271
Philip Morris International, Inc. (a) 120,989 19,406,636
Phillips 66 (a) 95,678 12,346,289
Pilgrim's Pride Corp. (a) 22,620 881,954
Pinnacle Financial Partners, Inc. (a) 259,384 24,747,827
Pinterest, Inc., Class A *(a)(c) 127,923 3,311,926
PNC Financial Services Group, Inc.
(The) (a) 136,980 28,591,834
Polaris, Inc. (a) 82,174 5,197,506
Popular, Inc. (a) 70,133 8,732,961
Portland General Electric Co. (a) 64,415 3,091,276
Principal Financial Group, Inc. (a) 118,108 10,418,307
Procore Technologies, Inc. *(a)(c) 21,003 1,527,758
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Procter & Gamble Co. (The) (a)(c) 30,250 4,335,128
Progressive Corp. (The) (a) 107,542 24,489,464
Prologis, Inc., REIT (a)(c) 54,529 6,961,172
Prosperity Bancshares, Inc. (a) 141,946 9,809,888
Prudential Financial, Inc. (a)(c) 58,557 6,609,914
Pure Storage, Inc., Class A *(a)(c) 137,561 9,217,963
PVH Corp. (a)(c) 18,561 1,243,958
QUALCOMM, Inc. (a) 27,732 4,743,559
Ralph Lauren Corp., Class A (a) 16,990 6,007,834
Raymond James Financial, Inc. (a) 33,871 5,439,344
RBC Bearings, Inc. *(a)(c) 1,554 696,860
Regency Centers Corp., REIT (a)(c) 57,804 3,990,210
Regeneron Pharmaceuticals, Inc.
(a) 27,162 20,965,533
Reinsurance Group of America,
Inc. (a) 83,686 17,026,754
RenaissanceRe Holdings Ltd. (a) 34,390 9,669,092
Reynolds Consumer Products, Inc.
(a) 212,631 4,873,503
Robert Half, Inc. (a) 68,607 1,863,366
ROBLOX Corp., Class A *(a)(c) 249,420 20,210,503
Roche Holding AG (2)(a) 16,031 6,620,327
Roivant Sciences Ltd. *(a)(c) 30,459 660,960
Roku, Inc., Class A *(a) 87,365 9,478,229
Roper Technologies, Inc. (a) 51,831 23,071,533
Ross Stores, Inc. (a) 30,525 5,498,774
Royal Caribbean Cruises Ltd. (a)(c) 3,607 1,006,064
Royalty Pharma plc, Class A (a)(c) 139,993 5,409,330
Ryder System, Inc. (a) 34,186 6,542,859
Salesforce, Inc. (a) 59,867 15,859,367
Sandisk Corp. *(a) 37,738 8,958,246
Sanofi SA (2)(a) 53,601 5,186,177
Sarepta Therapeutics, Inc. *(a)(c) 268,424 5,776,484
Seagate Technology Holdings plc
(a)(c) 30,482 8,394,438
Selective Insurance Group, Inc. (a) 269,648 22,561,448
SentinelOne, Inc., Class A *(a)(c) 310,303 4,654,545
ServiceNow, Inc. *(a)(c) 124,785 19,115,814
Signify NV (2)(a)(b) 47,558 1,169,522
Simon Property Group, Inc., REIT
(a)(c) 26,338 4,875,427
Simpson Manufacturing Co., Inc. (a) 4,154 670,746
SiteOne Landscape Supply, Inc.
*(a)(c) 24,438 3,043,997
Smurfit WestRock plc (a)(c) 449,795 17,393,573
Snap, Inc., Class A *(a)(c) 676,326 5,457,951
Snowflake, Inc., Class A *(a)(c) 46,357 10,168,872
Sonoco Products Co. (a)(c) 28,416 1,240,074
Sotera Health Co. *(a)(c) 61,495 1,084,772
SOUTHSTATE BANK Corp. (a)(c) 90,675 8,533,424
Sprouts Farmers Market, Inc. *(a)(c) 52,894 4,214,065
SS&C Technologies Holdings, Inc.
(a) 96,498 8,435,855
STERIS plc (a) 40,226 10,198,096
Stifel Financial Corp. (a) 164,758 20,630,997
Stryker Corp. (a) 27,211 9,563,850
Synchrony Financial (a) 26,628 2,221,574
Sysco Corp. (a) 28,130 2,072,900
Take-Two Interactive Software, Inc.
*(a)(c) 46,013 11,780,708

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
Tapestry, Inc. (a) 57,292 7,320,199
Target Corp. (a) 99,693 9,744,991
Taylor Morrison Home Corp., Class
A *(a) 239,273 14,086,002
TD SYNNEX Corp. (a) 41,746 6,271,502
Teleflex, Inc. (a) 75,865 9,258,565
Tenet Healthcare Corp. *(a) 89,752 17,835,517
Teradyne, Inc. (a)(c) 34,536 6,684,788
Tetra Tech, Inc. (a) 220,791 7,405,330
Texas Capital Bancshares, Inc. *(a)
(c) 115,255 10,435,188
Texas Roadhouse, Inc., Class A (a) 123,259 20,460,994
Textron, Inc. (a) 130,273 11,355,897
TJX Cos., Inc. (The) (a) 232,523 35,717,857
T-Mobile US, Inc. (a) 99,970 20,297,909
Toll Brothers, Inc. (a) 23,863 3,226,755
Toro Co. (The) (a) 113,235 8,913,859
Tradeweb Markets, Inc., Class A
(a)(c) 72,162 7,760,301
TransUnion (a)(c) 34,949 2,996,877
Travel + Leisure Co. (a) 60,664 4,278,632
Travelers Cos., Inc. (The) (a) 30,066 8,720,944
Trex Co., Inc. *(a) 313,218 10,987,687
Truist Financial Corp. (a)(c) 130,657 6,429,631
Tyson Foods, Inc., Class A (a) 206,219 12,088,558
Uber Technologies, Inc. *(a)(c) 108,277 8,847,314
Ultragenyx Pharmaceutical, Inc. *(a) 20,914 481,022
Union Pacific Corp. (a) 42,815 9,903,966
United Airlines Holdings, Inc. *(a) 138,782 15,518,603
United Parcel Service, Inc., Class
B (a) 153,704 15,245,900
United Therapeutics Corp. *(a) 25,943 12,640,727
Universal Health Services, Inc.,
Class B (a) 10,854 2,366,389
Unum Group (a) 37,706 2,922,215
US Bancorp (a) 85,415 4,557,744
US Foods Holding Corp. *(a)(c) 79,602 5,995,623
Veeva Systems, Inc., Class A *(a) 113,134 25,254,903
Ventas, Inc., REIT (a) 30,528 2,362,257
Veralto Corp. (a) 101,134 10,091,151
VeriSign, Inc. (a) 127,115 30,882,588
Verisk Analytics, Inc., Class A (a) 54,702 12,236,290
Verizon Communications, Inc. (a) 206,367 8,405,328
Vertiv Holdings Co., Class A (a) 33,667 5,454,391
VF Corp. (a)(c) 270,312 4,887,241
Viatris, Inc. (a) 464,749 5,786,125
VICI Properties, Inc., Class A, REIT
(a)(c) 97,168 2,732,364
Viking Holdings Ltd. *(a)(c) 203,835 14,555,857
Walmart, Inc. (a) 346,546 38,608,689
Walt Disney Co. (The) (a) 37,701 4,289,243
Warner Music Group Corp., Class
A (a) 62,040 1,902,767
Waste Connections, Inc. (a)(c) 11,122 1,950,354
Watts Water Technologies, Inc.,
Class A (a) 19,875 5,485,898
Weatherford International plc (a) 32,019 2,505,807
Wells Fargo & Co. (a)(c) 53,396 4,976,507
Wendy's Co. (The) (a)(c) 401,524 3,344,695
WESCO International, Inc. (a)(c) 22,639 5,538,405
INVESTMENTS SHARES VALUE ($)
United States - 116.7% (continued)
West Pharmaceutical Services,
Inc. (a) 28,783 7,919,355
Western Alliance Bancorp (a)(c) 44,749 3,762,048
Western Digital Corp. (a)(c) 33,643 5,795,680
Westinghouse Air Brake
Technologies Corp. (a) 46,267 9,875,691
Williams-Sonoma, Inc. (a) 3,724 665,069
Woodward, Inc. (a) 11,491 3,473,959
Workday, Inc., Class A *(a)(c) 12,178 2,615,591
Zoetis, Inc., Class A (a) 26,596 3,346,309
Zoom Communications, Inc., Class
A *(a) 154,746 13,353,032
Zscaler, Inc. *(a)(c) 23,463 5,277,298
3,885,999,339
TOTAL COMMON STOCKS
(Cost $5,594,368,680) 6,372,835,793
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference) (2)(a)
(Cost $1,584,987) 14,665 1,789,699
SHORT-TERM INVESTMENTS - 84.2%
INVESTMENT COMPANIES - 46 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 8,288,456 8,288,456
Limited Purpose Cash Investment
Fund, 3.78% (d)(f) 1,544,776,217 1,544,776,217
TOTAL INVESTMENT COMPANIES
(Cost $1,552,962,926) 1,553,064,673
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37 .5%
U.S. Treasury Bills
4.20%, 1/2/2026 (2)(g) $ 71,078,000 71,078,000
3.80%, 3/12/2026 (2)(g)(h) 55,596,000 55,218,102
3.79%, 4/2/2026 (2)(g) 60,000,000 59,466,963
3.77%, 4/9/2026 (2)(g) 60,384,000 59,805,423
3.75%, 4/16/2026 (2)(g) 160,000,000 158,371,106
3.73%, 4/23/2026 (2)(g) 129,579,000 128,167,628
3.71%, 4/30/2026 (2)(g) 31,311,000 30,949,097
3.78%, 5/21/2026 (2)(g) 63,921,000 63,056,383
3.70%, 6/4/2026 (2)(g) 103,650,000 102,115,419
3.65%, 6/11/2026 (2)(g) 90,000,000 88,607,733
3.56%, 6/18/2026 (2)(g) 170,000,000 167,241,472
3.55%, 6/25/2026 (2)(g) 150,000,000 147,471,714
3.56%, 7/2/2026 (2)(g) 120,000,000 117,885,191
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,248,964,529) 1,249,434,231
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,801,927,455) 2,802,498,904
TOTAL LONG POSITIONS
(Cost $8,397,881,122) 9,177,124,396

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (187.4)%
COMMON STOCKS - (186.8)%
Australia - ( 5 .9 ) %
Ampol Ltd. (2) (203,633) (4,327,900)
BlueScope Steel Ltd. (2) (442,375) (7,063,646)
CAR Group Ltd. (2) (124,258) (2,544,963)
Cleanaway Waste Management
Ltd. (2) (866,981) (1,494,703)
Cochlear Ltd. (2) (69,611) (12,085,810)
Coles Group Ltd. (2) (143,596) (2,052,456)
Commonwealth Bank of Australia
(2) (160,039) (17,082,412)
CSL Ltd. (2) (83,926) (9,658,329)
Domino's Pizza Enterprises Ltd. (2) (173,159) (2,421,354)
Endeavour Group Ltd. (2) (1,716,773) (4,185,723)
IDP Education Ltd. (2) (507,184) (1,948,985)
Insurance Australia Group Ltd. (2) (391,803) (2,079,382)
Lendlease Corp. Ltd. (2) (151,905) (524,873)
Liontown Ltd. (2) (95,165) (99,654)
Macquarie Group Ltd. (2) (111,105) (15,013,639)
Medibank Pvt Ltd. (2) (1,902,567) (6,071,783)
National Australia Bank Ltd. (2) (118,094) (3,320,420)
New Hope Corp. Ltd. (2) (298,042) (799,555)
NEXTDC Ltd. (2) (1,566,255) (13,040,600)
PLS Group Ltd. (2) (1,243,441) (3,483,294)
Qantas Airways Ltd. (2) (165,155) (1,141,004)
Ramsay Health Care Ltd. (2) (495,178) (11,322,505)
REA Group Ltd. (2) (27,225) (3,318,864)
Reece Ltd. (2) (343,584) (3,058,341)
Rio Tinto plc (2) (60,933) (4,908,217)
Santos Ltd. (2) (1,376,842) (5,654,950)
Sonic Healthcare Ltd. (2) (218,269) (3,286,473)
Telix Pharmaceuticals Ltd. (2) (924,588) (6,911,702)
Treasury Wine Estates Ltd. (2) (3,186,045) (11,117,377)
Washington H Soul Pattinson & Co.
Ltd. (2) (27,916) (690,735)
WiseTech Global Ltd. (2) (254,019) (11,548,859)
Woodside Energy Group Ltd. (2) (824,264) (12,852,429)
Woolworths Group Ltd. (2) (549,449) (10,749,972)
Yancoal Australia Ltd. (2) (57,200) (188,596)
(196,049,505)
Austria - ( 0 .0 ) % †
Mondi plc (2) (107,085) (1,306,459)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (24,413) (4,397,301)
Elia Group SA/NV (2) (28,286) (3,639,921)
Financiere de Tubize SA (2) (2,101) (512,737)
Lotus Bakeries NV (2) (365) (3,359,689)
Umicore SA (2) (30,641) (640,517)
(12,550,165)
Canada - ( 5 .7 ) %
Algonquin Power & Utilities Corp. (194,824) (1,198,000)
Alimentation Couche-Tard, Inc. (80,377) (4,389,683)
Bank of Montreal (31,722) (4,119,665)
BCE, Inc. (970,681) (23,154,054)
Bombardier, Inc., Class B (40,725) (6,928,190)
Brookfield Asset Management Ltd.,
Class A (89,196) (4,672,465)
INVESTMENTS SHARES VALUE ($)
Canada - (5.7)% (continued)
Brookfield Corp., Class A (188,412) (8,650,850)
CAE, Inc. (181,146) (5,508,749)
Cameco Corp. (118,231) (10,826,034)
Canadian Imperial Bank of
Commerce (52,640) (4,772,136)
Canadian Tire Corp. Ltd., Class A (32,908) (4,170,353)
Canadian Utilities Ltd., Class A (27,029) (841,462)
Capital Power Corp. (71,257) (3,039,669)
Capstone Copper Corp. (227,874) (2,287,788)
CGI, Inc. (36,057) (3,330,521)
Descartes Systems Group, Inc.
(The) (11,491) (1,008,074)
Dollarama, Inc. (30,704) (4,588,990)
Element Fleet Management Corp. (18,953) (497,800)
Emera, Inc. (90,194) (4,444,809)
Equinox Gold Corp. (247,247) (3,474,842)
Fortis, Inc. (18,500) (961,830)
Franco-Nevada Corp. (27,507) (5,701,808)
Gildan Activewear, Inc. (43,406) (2,713,053)
Hydro One Ltd. (b) (228,470) (9,095,188)
Keyera Corp. (207,835) (6,662,592)
National Bank of Canada (46,790) (5,884,246)
Nutrien Ltd. (123,692) (7,634,830)
Open Text Corp. (283,844) (9,243,981)
Pan American Silver Corp. (28,586) (1,482,044)
Pembina Pipeline Corp. (191,778) (7,306,161)
RB Global, Inc. (26,676) (2,746,410)
Restaurant Brands International,
Inc. (140,616) (9,595,348)
Rogers Communications, Inc.,
Class B (332,605) (12,554,928)
TC Energy Corp. (60,600) (3,336,963)
Whitecap Resources, Inc. (379,909) (3,183,092)
(190,006,608)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (143,618) (6,308,495)
Lundin Mining Corp. (34,087) (732,627)
(7,041,122)
China - ( 0 .0 ) % †
Yangzijiang Shipbuilding Holdings
Ltd. (2) (478,524) (1,292,729)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (366,981) (4,173,672)
Denmark - ( 2 .3 ) %
Ambu A/S, Class B (2) (42,842) (590,346)
Carlsberg A/S, Class B (2) (73,761) (9,654,095)
Coloplast A/S, Class B (2) (36,192) (3,102,931)
Demant A/S (2) (44,135) (1,487,106)
DSV A/S (2) (98,846) (24,895,011)
Novo Nordisk A/S, Class B (2) (327,793) (16,625,162)
Novonesis Novozymes, Class B (2) (210,107) (13,442,757)
Tryg A/S (2) (183,306) (4,793,709)
Zealand Pharma A/S (2) (14,406) (1,046,629)
(75,637,746)

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - ( 0 .4 ) %
Fortum OYJ (2) (36,979) (785,283)
Kesko OYJ, Class B (2) (62,637) (1,413,361)
Neste OYJ (2) (35,591) (805,180)
Orion OYJ, Class B (2) (25,463) (1,899,735)
Stora Enso OYJ, Class R (2) (178,424) (2,227,738)
UPM-Kymmene OYJ (2) (238,615) (6,898,221)
(14,029,518)
France - ( 5 .4 ) %
Accor SA (2) (216,022) (12,178,554)
Aeroports de Paris SA (2) (20,761) (2,709,223)
Air Liquide SA (2) (42,829) (8,049,880)
Airbus SE (2) (67,958) (15,781,478)
Alstom SA (2) (107,986) (3,185,794)
Arkema SA (2) (25,491) (1,553,516)
AXA SA (2) (230,283) (11,049,219)
BioMerieux (2) (57,752) (7,472,808)
Bollore SE (2) (277,622) (1,560,247)
Bureau Veritas SA (2) (276,675) (8,801,815)
Capgemini SE (2) (72,521) (12,041,984)
Cie de Saint-Gobain SA (2) (95,957) (9,758,050)
Cie Generale des Etablissements
Michelin SCA (2) (343,640) (11,390,358)
Dassault Systemes SE (2) (26,118) (729,691)
Edenred SE (2) (138,003) (3,050,689)
EssilorLuxottica SA (2) (51,334) (16,231,704)
FDJ UNITED (2) (71,262) (1,972,586)
Getlink SE (2) (88,131) (1,626,813)
Kering SA (2) (6,281) (2,194,819)
L'Oreal SA (2) (3,288) (1,411,591)
Pernod Ricard SA (2) (142,495) (12,201,325)
Publicis Groupe SA (2) (107,817) (11,196,550)
Remy Cointreau SA (2) (48,483) (2,076,929)
Sartorius Stedim Biotech (2) (12,964) (3,184,239)
SEB SA (2) (9,838) (567,025)
Sodexo SA (2) (107,764) (5,521,398)
SOITEC (2) (10,250) (276,953)
SPIE SA (2) (84,051) (4,845,660)
Technip Energies NV (2) (44,016) (1,676,211)
Teleperformance SE (2) (85,853) (6,213,171)
(180,510,280)
Germany - ( 4 .2 ) %
Aurubis AG (2) (20,470) (2,963,062)
Auto1 Group SE (2)(b) (15,745) (499,231)
BASF SE (2) (353,736) (18,613,094)
Bayerische Motoren Werke AG (2) (17,143) (1,858,908)
Beiersdorf AG (2) (49,670) (5,454,622)
Brenntag SE (2) (21,714) (1,260,370)
Carl Zeiss Meditec AG (2) (44,535) (2,069,768)
CTS Eventim AG & Co. KGaA (2) (98,455) (9,012,801)
Deutsche Bank AG (Registered) (2) (155,811) (6,004,821)
Deutsche Post AG (2) (12,726) (693,894)
Deutsche Telekom AG (Registered)
(2) (233,825) (7,611,251)
Hannover Rueck SE (2) (11,220) (3,491,454)
Heidelberg Materials AG (2) (34,828) (9,029,404)
Hensoldt AG (2) (33,327) (2,854,435)
Infineon Technologies AG (2) (240,796) (10,506,161)
KION Group AG (2) (10,809) (854,097)
INVESTMENTS SHARES VALUE ($)
Germany - (4.2)% (continued)
Merck KGaA (2) (83,929) (11,978,620)
MTU Aero Engines AG (2) (6,800) (2,818,792)
Puma SE (2) (27,391) (710,884)
Rheinmetall AG (2) (2,586) (4,717,885)
SAP SE (2) (80,582) (19,578,891)
Siemens Energy AG (2) (302) (42,367)
Siemens Healthineers AG (2)(b) (131,499) (6,892,867)
Symrise AG, Class A (2) (34,675) (2,809,422)
TeamViewer SE (2)(b) (315,771) (2,223,197)
Wacker Chemie AG (2) (14,916) (1,204,739)
Zalando SE (2)(b) (104,967) (3,097,269)
(138,852,306)
Italy - ( 3 .4 ) %
BPER Banca SpA (2) (1,529,424) (20,666,311)
Brunello Cucinelli SpA (2) (116,555) (13,368,586)
Coca-Cola HBC AG (2) (40,691) (2,105,091)
Davide Campari-Milano NV (2) (102,094) (659,558)
ERG SpA (2) (2,848) (73,279)
Ferrari NV (2) (67,180) (24,965,047)
Generali (2) (210,622) (8,801,560)
Infrastrutture Wireless Italiane SpA
(2)(b) (251,405) (2,326,551)
Interpump Group SpA (2) (11,825) (643,244)
Italgas SpA (2) (237,717) (2,651,400)
Moncler SpA (2) (128,240) (8,197,129)
Prysmian SpA (2) (238,373) (23,779,460)
Recordati Industria Chimica e
Farmaceutica SpA (2) (70,937) (4,027,009)
Technoprobe SpA (2) (33,111) (471,155)
(112,735,380)
Japan - ( 25 .2 ) %
AGC, Inc. (2) (44,100) (1,462,521)
Allegro MicroSystems, Inc. (72,561) (1,914,159)
Asics Corp. (2) (644,600) (15,474,570)
Azbil Corp. (2) (366,900) (3,336,666)
Bridgestone Corp. (2) (92,600) (2,083,434)
Capcom Co. Ltd. (2) (272,800) (6,336,883)
Chiba Bank Ltd. (The) (2) (1,122,400) (12,526,350)
Chugai Pharmaceutical Co. Ltd. (2) (380,400) (19,956,381)
Daifuku Co. Ltd. (2) (495,500) (15,596,201)
Dai-ichi Life Holdings, Inc. (2) (591,600) (4,916,533)
Daikin Industries Ltd. (2) (72,500) (9,272,157)
Daiwa Securities Group, Inc. (2) (193,700) (1,697,547)
Dentsu Group, Inc. (2) (82,900) (1,759,409)
East Japan Railway Co. (2) (412,700) (10,877,486)
Ebara Corp. (2) (347,100) (8,181,067)
Fast Retailing Co. Ltd. (2) (900) (326,329)
Fuji Electric Co. Ltd. (2) (9,700) (735,600)
FUJIFILM Holdings Corp. (2) (134,300) (2,849,633)
Fujikura Ltd. (2) (52,800) (5,855,279)
Hankyu Hanshin Holdings, Inc. (2) (56,200) (1,413,471)
Hoshizaki Corp. (2) (61,800) (2,058,498)
Ibiden Co. Ltd. (2) (731,600) (31,599,197)
Idemitsu Kosan Co. Ltd. (2) (324,900) (2,459,907)
IHI Corp. (2) (667,100) (11,728,015)
Inpex Corp. (2) (269,300) (5,386,145)
Isuzu Motors Ltd. (2) (887,400) (13,849,764)
ITOCHU Corp. (2) (1,885,500) (23,826,710)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (25.2)% (continued)
Japan Post Insurance Co. Ltd. (2) (100,200) (3,013,371)
Japan Tobacco, Inc. (2) (352,200) (12,658,881)
Kawasaki Kisen Kaisha Ltd. (2) (573,200) (7,979,073)
KDDI Corp. (2) (206,000) (3,565,387)
Keisei Electric Railway Co. Ltd. (2) (320,900) (2,634,312)
Keyence Corp. (2) (21,500) (7,777,088)
Kikkoman Corp. (2) (464,300) (4,216,128)
Kokusai Electric Corp. (2) (379,900) (13,285,920)
Konami Group Corp. (2) (44,500) (6,043,424)
Kubota Corp. (2) (1,246,600) (17,665,164)
Kyocera Corp. (2) (510,100) (7,150,944)
Kyowa Kirin Co. Ltd. (2) (233,400) (3,756,505)
Lasertec Corp. (2) (94,500) (18,006,279)
M3, Inc. (2) (2,130,700) (28,663,933)
Makita Corp. (2) (202,300) (6,131,506)
MEIJI Holdings Co. Ltd. (2) (304,100) (6,758,729)
Mitsubishi Corp. (2) (652,500) (14,924,428)
Mitsubishi HC Capital, Inc. (2) (39,600) (331,264)
Mitsui Kinzoku Co. Ltd. (2) (26,800) (3,022,679)
Mitsui OSK Lines Ltd. (2) (264,100) (7,940,008)
MonotaRO Co. Ltd. (2) (493,400) (7,856,512)
NIDEC Corp. (2) (767,700) (10,423,845)
Nintendo Co. Ltd. (2) (74,000) (4,996,078)
Nippon Paint Holdings Co. Ltd. (2) (1,791,200) (11,993,401)
Nippon Sanso Holdings Corp. (2) (619,500) (18,506,992)
Nissan Chemical Corp. (2) (79,300) (2,724,971)
Nissan Motor Co. Ltd. (2) (3,105,800) (7,717,689)
Nissin Foods Holdings Co. Ltd. (2) (413,800) (7,691,794)
Nitori Holdings Co. Ltd. (2) (801,100) (13,982,519)
Nitto Denko Corp. (2) (454,800) (10,828,658)
Nomura Research Institute Ltd. (2) (176,500) (6,716,641)
Olympus Corp. (2) (1,831,600) (23,223,323)
Ono Pharmaceutical Co. Ltd. (2) (118,200) (1,637,591)
Oriental Land Co. Ltd. (2) (933,400) (17,267,886)
Osaka Gas Co. Ltd. (2) (209,000) (7,262,097)
Otsuka Holdings Co. Ltd. (2) (56,600) (3,201,252)
Renesas Electronics Corp. (2) (673,400) (9,223,460)
Resonac Holdings Corp. (2) (279,200) (11,641,371)
Ricoh Co. Ltd. (2) (164,800) (1,450,081)
Ryohin Keikaku Co. Ltd. (2) (920,500) (16,253,691)
Sanrio Co. Ltd. (2) (403,100) (12,613,093)
SCREEN Holdings Co. Ltd. (2) (464,700) (45,263,804)
SCSK Corp. (2) (44,400) (1,601,061)
Secom Co. Ltd. (2) (155,800) (5,536,227)
Seibu Holdings, Inc. (2) (162,400) (4,462,194)
Sekisui House Ltd. (2) (441,200) (9,844,609)
SG Holdings Co. Ltd. (595,100) (5,446,092)
Shimadzu Corp. (2) (53,800) (1,432,242)
Shimano, Inc. (2) (37,100) (3,879,584)
SMC Corp. (2) (6,400) (2,214,406)
Sompo Holdings, Inc. (2) (96,100) (3,261,847)
Sumitomo Electric Industries Ltd.
(2) (256,300) (10,323,069)
Sumitomo Forestry Co. Ltd. (2) (378,100) (3,848,732)
Sumitomo Mitsui Financial Group,
Inc. (2) (21,900) (704,335)
Suntory Beverage & Food Ltd. (2) (129,100) (3,882,497)
Suzuki Motor Corp. (2) (1,097,500) (16,413,628)
Sysmex Corp. (2) (174,600) (1,714,606)
T&D Holdings, Inc. (2) (414,500) (9,567,967)
INVESTMENTS SHARES VALUE ($)
Japan - (25.2)% (continued)
Takeda Pharmaceutical Co. Ltd. (2) (379,000) (11,773,736)
Toho Co. Ltd. (168,900) (8,604,584)
TOPPAN Holdings, Inc. (2) (157,600) (4,684,927)
Toray Industries, Inc. (2) (993,900) (6,480,013)
Toyota Industries Corp. (2) (355,500) (40,301,808)
Trend Micro, Inc. (2) (127,800) (5,307,825)
Unicharm Corp. (632,300) (3,612,797)
West Japan Railway Co. (2) (63,100) (1,257,277)
Yakult Honsha Co. Ltd. (2) (408,900) (6,390,902)
Yamaha Motor Co. Ltd. (2) (2,209,400) (16,385,557)
ZOZO, Inc. (2) (334,500) (2,758,565)
(837,172,771)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (10,014) (1,218,504)
Luxembourg - ( 0 .7 ) %
ArcelorMittal SA (2) (491,324) (22,561,361)
CVC Capital Partners plc (2)(b) (38,731) (648,648)
Eurofins Scientific SE (2) (17,163) (1,255,103)
(24,465,112)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (109,859) (4,898,664)
Netherlands - ( 1 .2 ) %
Akzo Nobel NV (2) (20,564) (1,430,854)
Arcadis NV (2) (44,681) (1,863,798)
BE Semiconductor Industries NV
(2) (5,361) (838,118)
EXOR NV (2) (27,196) (2,310,142)
IMCD NV (2) (9,746) (884,570)
Koninklijke Philips NV (2) (366,361) (9,975,718)
NXP Semiconductors NV (26,542) (5,761,207)
Randstad NV (2) (36,383) (1,381,283)
Universal Music Group NV (2) (632,892) (16,499,390)
(40,945,080)
New Zealand - ( 0 .1 ) %
Xero Ltd. (2) (31,003) (2,348,599)
Norway - ( 0 .3 ) %
DNB Bank ASA (2) (177,194) (4,936,763)
Orkla ASA (2) (348,195) (3,877,409)
Salmar ASA (2) (30,899) (1,888,490)
(10,702,662)
Poland - ( 0 .1 ) %
InPost SA (2) (137,871) (1,694,258)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (96,627) (1,663,950)
Jeronimo Martins SGPS SA (2) (124,970) (2,973,829)
(4,637,779)
Singapore - ( 0 .6 ) %
CapitaLand Investment Ltd. (2) (426,100) (896,740)
Grab Holdings Ltd., Class A (574,798) (2,868,242)
Oversea-Chinese Banking Corp.
Ltd. (2) (46,000) (706,708)
Sea Ltd., ADR (19,837) (2,530,606)

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.6)% (continued)
Singapore Technologies
Engineering Ltd. (2) (1,013,100) (6,619,692)
STMicroelectronics NV (2) (216,783) (5,665,649)
(19,287,637)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (151,824) (6,279,823)
Spain - ( 0 .8 ) %
Acciona SA (2) (22,374) (4,869,462)
Amadeus IT Group SA (2) (32,884) (2,433,779)
Cellnex Telecom SA (2)(b) (57,516) (1,852,111)
Endesa SA (161,606) (5,817,230)
Indra Sistemas SA (2) (116,715) (6,634,705)
Redeia Corp. SA (2) (39,574) (705,477)
Telefonica SA (2) (1,028,309) (4,221,158)
(26,533,922)
Sweden - ( 2 .5 ) %
AAK AB (2) (132,511) (3,778,926)
AddTech AB, Class B (2) (126,091) (4,440,750)
Atlas Copco AB, Class A (2) (1,078,110) (19,193,137)
Beijer Ref AB, Class B (2) (88,290) (1,416,864)
Elekta AB, Class B (2) (72,697) (444,588)
Embracer Group AB (2) (28,157) (184,363)
Epiroc AB, Class A (2) (113,171) (2,551,087)
EQT AB (2) (123,865) (4,838,914)
H & M Hennes & Mauritz AB, Class
B (2) (340,077) (6,816,464)
Hexagon AB, Class B (2) (1,050,791) (12,376,957)
Holmen AB, Class B (2) (35,867) (1,375,806)
Husqvarna AB, Class B (2) (82,039) (411,262)
Indutrade AB (2) (67,692) (1,754,631)
Lifco AB, Class B (2) (198,364) (7,517,751)
Nibe Industrier AB, Class B (2) (1,853,203) (7,083,651)
Nordnet AB publ (2) (3,963) (115,600)
Securitas AB, Class B (2) (139,676) (2,221,284)
Skandinaviska Enskilda Banken AB,
Class A (2) (33,974) (716,297)
SSAB AB, Class B (2) (320,191) (2,397,418)
Svenska Cellulosa AB SCA, Class
B (2) (294,691) (3,908,144)
Trelleborg AB, Class B (2) (30,932) (1,307,544)
(84,851,438)
Switzerland - ( 5 .1 ) %
Bachem Holding AG, Class B (2) (35,181) (2,635,301)
Banque Cantonale Vaudoise
(Registered) (2) (7,720) (975,962)
Barry Callebaut AG (Registered) (2) (7,750) (12,670,565)
Cie Financiere Richemont SA
(Registered) (2) (92,578) (19,964,543)
Clariant AG (Registered) (2) (110,566) (989,052)
EMS-Chemie Holding AG
(Registered) (2) (2,449) (1,689,397)
Georg Fischer AG (Registered) (2) (74,422) (4,985,723)
Helvetia Baloise Holding AG (2) (20,180) (5,307,604)
Julius Baer Group Ltd. (2) (66,771) (5,216,873)
Logitech International SA
(Registered) (2) (22,809) (2,315,525)
Lonza Group AG (Registered) (2) (10,469) (7,058,408)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.1)% (continued)
Partners Group Holding AG (2) (24,973) (30,641,413)
Sandoz Group AG (2) (38,693) (2,809,351)
Schindler Holding AG (2) (7,100) (2,670,062)
SIG Group AG (2) (297,656) (4,245,742)
Straumann Holding AG (Registered)
(2) (101,196) (11,820,090)
Swatch Group AG (The) (2) (21,721) (4,566,969)
Swiss Life Holding AG (Registered)
(2) (3,365) (3,875,958)
Swisscom AG (Registered) (2) (26,879) (19,523,758)
Tecan Group AG (Registered) (2) (12,349) (1,982,651)
UBS Group AG (Registered) (2) (138,671) (6,403,078)
VAT Group AG (2)(b) (32,164) (15,441,934)
Ypsomed Holding AG (Registered)
(2) (2,079) (855,315)
(168,645,274)
Thailand - ( 0 .1 ) %
Fabrinet (7,121) (3,242,049)
United Kingdom - ( 6 .2 ) %
Associated British Foods plc (2) (412,106) (11,771,118)
Auto Trader Group plc (2)(b) (395,009) (3,116,369)
Babcock International Group plc (2) (140,170) (2,335,906)
Barratt Redrow plc (2) (406,881) (2,090,225)
Berkeley Group Holdings plc (2) (46,774) (2,461,772)
BT Group plc (2) (4,846,320) (12,006,475)
Bunzl plc (2) (347,957) (9,716,345)
Convatec Group plc (2)(b) (633,529) (2,068,418)
Croda International plc (2) (29,407) (1,066,823)
DCC plc (2) (48,565) (3,025,537)
Diageo plc (2) (737,956) (15,901,411)
Halma plc (2) (61,920) (2,939,025)
Harbour Energy plc (2) (106,477) (280,140)
Hikma Pharmaceuticals plc (2) (49,447) (1,030,819)
HSBC Holdings plc (2) (204,882) (3,224,011)
Informa plc (2) (133,733) (1,586,772)
J Sainsbury plc (1,566,159) (6,861,088)
JD Sports Fashion plc (2) (1,932,503) (2,190,468)
Legal & General Group plc (2) (2,108,276) (7,420,278)
M&G plc (2) (278,138) (1,070,779)
Melrose Industries plc (2) (107,556) (848,288)
National Grid plc (2) (1,021,905) (15,674,472)
RELX plc (2) (115,238) (4,642,572)
Rentokil Initial plc (2) (325,065) (1,939,498)
Rotork plc (2) (150,206) (657,539)
RS GROUP plc (2) (83,967) (703,991)
Sage Group plc (The) (2) (58,286) (847,740)
Schroders plc (2) (229,851) (1,256,473)
Severn Trent plc (2) (41,369) (1,553,450)
Smith & Nephew plc (2) (569,125) (9,465,092)
Spirax Group plc (2) (18,852) (1,723,017)
SSE plc (2) (1,024,155) (30,026,089)
St James's Place plc (2) (87,785) (1,630,554)
Standard Chartered plc (2) (620,956) (15,151,600)
Tate & Lyle plc (2) (295,365) (1,489,102)
Taylor Wimpey plc (2) (814,343) (1,178,360)
Unilever plc (2) (229,553) (14,998,347)
Weir Group plc (The) (2) (146,170) (5,587,056)
Wise plc, Class A (2) (184,353) (2,208,554)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.2)% (continued)
WPP plc (2) (278,438) (1,250,809)
(204,996,382)
United States - ( 115 .4 ) %
A O Smith Corp. (84,481) (5,650,089)
AAON, Inc. (101,921) (7,771,476)
Abbott Laboratories (233,512) (29,256,718)
AbbVie, Inc. (79,254) (18,108,746)
Acadia Healthcare Co., Inc. (519,709) (7,374,671)
Advanced Drainage Systems, Inc. (5,244) (759,489)
Advanced Micro Devices, Inc. (42,198) (9,037,124)
AECOM (90,671) (8,643,666)
AeroVironment, Inc. (32,295) (7,811,838)
AES Corp. (The) (284,636) (4,081,680)
Affirm Holdings, Inc., Class A (30,214) (2,248,828)
Agilent Technologies, Inc. (38,540) (5,244,138)
Air Products and Chemicals, Inc. (102,773) (25,386,986)
Alaska Air Group, Inc. (13,494) (678,748)
Albertsons Cos., Inc., Class A (408,353) (7,011,421)
Alcon AG (2) (63,496) (5,024,319)
Alliant Energy Corp. (250,334) (16,274,213)
Ally Financial, Inc. (176,646) (8,000,297)
Alphabet, Inc., Class A (130,510) (40,849,631)
Amcor plc (82,997) (692,195)
American Airlines Group, Inc. (44,578) (683,381)
American Electric Power Co., Inc. (42,326) (4,880,611)
American Express Co. (1,841) (681,078)
American Water Works Co., Inc. (6,059) (790,700)
Americold Realty Trust, Inc., REIT (1,088,585) (13,999,203)
AMETEK, Inc. (14,163) (2,907,806)
Amgen, Inc. (50,873) (16,651,242)
Amkor Technology, Inc. (301,967) (11,921,657)
Amphenol Corp., Class A (66,456) (8,980,864)
APA Corp. (163,414) (3,997,106)
Apellis Pharmaceuticals, Inc. (279,416) (7,018,930)
API Group Corp. (173,387) (6,633,787)
Apollo Global Management, Inc. (103,566) (14,992,214)
Appfolio, Inc., Class A (12,406) (2,886,256)
Apple, Inc. (39,085) (10,625,648)
Applied Materials, Inc. (75,795) (19,478,557)
AppLovin Corp., Class A (26,756) (18,028,728)
Aptiv plc (57,629) (4,384,991)
Archer-Daniels-Midland Co. (163,166) (9,380,413)
Arthur J Gallagher & Co. (83,550) (21,621,905)
Ashland, Inc. (58,038) (3,405,089)
Associated Banc-Corp. (250,791) (6,460,376)
Assurant, Inc. (6,731) (1,621,161)
AST SpaceMobile, Inc. (26,001) (1,888,453)
Astera Labs, Inc. (110,029) (18,304,424)
Atmos Energy Corp. (50,498) (8,464,980)
Aurora Innovation, Inc. (614,692) (2,360,417)
Automatic Data Processing, Inc. (17,271) (4,442,619)
AvalonBay Communities, Inc., REIT (57,164) (10,364,405)
Avery Dennison Corp. (15,132) (2,752,208)
Avient Corp. (83,123) (2,596,763)
Avis Budget Group, Inc. (199,587) (25,611,004)
Axon Enterprise, Inc. (13,086) (7,431,932)
Baker Hughes Co., Class A (308,040) (14,028,142)
Bank OZK (91,926) (4,230,435)
Baxter International, Inc. (334,521) (6,392,696)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Belden, Inc. (62,784) (7,317,475)
Bentley Systems, Inc., Class B (393,851) (15,031,323)
BILL Holdings, Inc. (169,685) (9,254,620)
Bio-Rad Laboratories, Inc., Class A (37,003) (11,211,539)
Bio-Techne Corp. (186,548) (10,970,888)
Black Hills Corp. (124,552) (8,646,400)
Blackrock, Inc. (2,705) (2,895,270)
Blackstone, Inc. (39,173) (6,038,126)
Block, Inc., Class A (101,896) (6,632,411)
Blue Owl Capital, Inc., Class A (89,657) (1,339,476)
Boeing Co. (The) (35,320) (7,668,678)
BOK Financial Corp. (12,348) (1,462,744)
Brixmor Property Group, Inc., REIT (217,543) (5,703,977)
Broadcom, Inc. (9,040) (3,128,744)
Brown & Brown, Inc. (48,622) (3,875,173)
Brown-Forman Corp., Class B (141,770) (3,694,526)
BRP, Inc. (16,536) (1,169,224)
Bruker Corp. (262,022) (12,343,856)
Builders FirstSource, Inc. (83,417) (8,582,775)
BXP, Inc., REIT (37,086) (2,502,563)
Cabot Corp. (38,818) (2,572,857)
Cadence Design Systems, Inc. (21,664) (6,771,733)
Campbell's Co. (The) (326,147) (9,089,717)
Carlisle Cos., Inc. (7,267) (2,324,423)
Carnival Corp. (500,839) (15,295,623)
Carvana Co., Class A (25,482) (10,753,914)
Casey's General Stores, Inc. (19,558) (10,809,902)
Caterpillar, Inc. (11,891) (6,811,997)
Cava Group, Inc. (13,016) (763,909)
Cboe Global Markets, Inc. (48,335) (12,132,085)
CBRE Group, Inc., Class A (47,373) (7,617,105)
CCC Intelligent Solutions Holdings,
Inc. (123,871) (984,774)
CDW Corp. (20,011) (2,725,498)
Celanese Corp., Class A (69,255) (2,928,101)
Cencora, Inc. (68,778) (23,229,770)
CenterPoint Energy, Inc. (468,398) (17,958,379)
Certara, Inc. (805,760) (7,098,746)
Charles River Laboratories
International, Inc. (5,543) (1,105,718)
Charles Schwab Corp. (The) (141,821) (14,169,336)
Chevron Corp. (109,249) (16,650,640)
Choice Hotels International, Inc. (212,105) (20,205,122)
Chord Energy Corp. (18,648) (1,728,670)
Church & Dwight Co., Inc. (60,740) (5,093,049)
Churchill Downs, Inc. (31,589) (3,594,196)
Cintas Corp. (81,752) (15,375,099)
Cirrus Logic, Inc. (66,078) (7,830,243)
Cisco Systems, Inc. (360,134) (27,741,122)
Clarivate plc (1,356,904) (4,532,059)
Clean Harbors, Inc. (10,898) (2,555,363)
Clearway Energy, Inc., Class C (404,321) (13,447,716)
Cleveland-Cliffs, Inc. (1,049,500) (13,937,360)
Clorox Co. (The) (6,811) (686,753)
CME Group, Inc. (52,163) (14,244,672)
CMS Energy Corp. (124,541) (8,709,152)
CNX Resources Corp. (92,360) (3,396,077)
Coca-Cola Co. (The) (262,246) (18,333,618)
Cognex Corp. (145,841) (5,247,359)

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Cognizant Technology Solutions
Corp., Class A (26,882) (2,231,206)
Coinbase Global, Inc., Class A (2,821) (637,941)
Colgate-Palmolive Co. (188,668) (14,908,545)
Comcast Corp., Class A (295,897) (8,844,361)
Constellation Brands, Inc., Class A (178,018) (24,559,363)
Corcept Therapeutics, Inc. (13,314) (463,327)
Core & Main, Inc., Class A (44,094) (2,291,565)
Corning, Inc. (10,878) (952,478)
Costco Wholesale Corp. (31,247) (26,945,538)
Coterra Energy, Inc. (472,816) (12,444,517)
Coty, Inc., Class A (355,516) (1,094,989)
Cousins Properties, Inc., REIT (84,544) (2,179,544)
Crane NXT Co. (270,469) (12,730,976)
Credit Acceptance Corp. (10,459) (4,638,148)
CRH plc (52,656) (6,571,469)
Crown Castle, Inc., REIT (34,456) (3,062,105)
CSX Corp. (119,737) (4,340,466)
CubeSmart, REIT (312,386) (11,261,515)
Cullen/Frost Bankers, Inc. (26,459) (3,350,503)
CVS Health Corp. (137,697) (10,927,634)
Cytokinetics, Inc. (254,094) (16,145,133)
DaVita, Inc. (46,085) (5,235,717)
Deere & Co. (66,086) (30,767,659)
Dell Technologies, Inc., Class C (48,077) (6,051,933)
DENTSPLY SIRONA, Inc. (488,301) (5,581,280)
Devon Energy Corp. (110,021) (4,030,069)
Diamondback Energy, Inc. (178,146) (26,780,688)
Dick's Sporting Goods, Inc. (42,995) (8,511,720)
Digital Realty Trust, Inc., REIT (123,157) (19,053,619)
Dillard's, Inc., Class A (1,644) (996,823)
Dollar Tree, Inc. (5,366) (660,072)
Dominion Energy, Inc. (555,240) (32,531,512)
Domino's Pizza, Inc. (7,380) (3,076,132)
Donaldson Co., Inc. (19,811) (1,756,443)
DoorDash, Inc., Class A (3,123) (707,297)
Doximity, Inc., Class A (126,443) (5,598,896)
Dropbox, Inc., Class A (266,101) (7,397,608)
DT Midstream, Inc. (123,713) (14,805,972)
Duke Energy Corp. (101,406) (11,885,797)
DuPont de Nemours, Inc. (60,942) (2,449,868)
Dutch Bros, Inc., Class A (10,973) (671,767)
DXC Technology Co. (60,958) (893,035)
EastGroup Properties, Inc., REIT (29,648) (5,281,495)
Eastman Chemical Co. (114,134) (7,285,173)
eBay, Inc. (40,414) (3,520,059)
Elanco Animal Health, Inc. (360,007) (8,146,958)
Element Solutions, Inc. (265,686) (6,639,493)
Eli Lilly & Co. (4,069) (4,372,873)
Emerson Electric Co. (82,565) (10,958,027)
Enphase Energy, Inc. (95,920) (3,074,236)
Ensign Group, Inc. (The) (10,707) (1,865,159)
Entegris, Inc. (171,967) (14,488,220)
Entergy Corp. (175,613) (16,231,910)
Envista Holdings Corp. (35,916) (779,736)
EOG Resources, Inc. (79,943) (8,394,814)
EPAM Systems, Inc. (3,384) (693,314)
EQT Corp. (46,702) (2,503,227)
Equity LifeStyle Properties, Inc.,
REIT (251,494) (15,243,051)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Equity Residential, REIT (58,236) (3,671,197)
Erie Indemnity Co., Class A (29,870) (8,562,236)
Essex Property Trust, Inc., REIT (17,871) (4,676,483)
Estee Lauder Cos., Inc. (The),
Class A (14,021) (1,468,279)
Evergy, Inc. (272,362) (19,743,521)
Eversource Energy (10,281) (692,220)
Everus Construction Group, Inc. (33,216) (2,841,961)
Exelon Corp. (456,699) (19,907,509)
Expand Energy Corp. (102,163) (11,274,709)
Expeditors International of
Washington, Inc. (80,548) (12,002,457)
Exponent, Inc. (19,042) (1,322,657)
F5, Inc. (44,986) (11,483,126)
Fair Isaac Corp. (1,483) (2,507,189)
Fastenal Co. (147,409) (5,915,523)
Ferguson Enterprises, Inc. (19,192) (4,272,715)
Ferrovial SE (2) (27,836) (1,803,514)
First Financial Bankshares, Inc. (68,716) (2,052,547)
Flagstar Bank NA (624,124) (7,857,721)
Floor & Decor Holdings, Inc., Class
A (247,163) (15,049,755)
Flowers Foods, Inc. (109,094) (1,186,943)
FMC Corp. (362,442) (5,027,071)
FNB Corp. (141,443) (2,418,675)
Fortive Corp. (242,156) (13,369,433)
Fortune Brands Innovations, Inc. (30,701) (1,535,664)
Fox Corp., Class A (9,715) (709,875)
Franklin Resources, Inc. (74,640) (1,783,150)
Gaming and Leisure Properties,
Inc., REIT (51,608) (2,306,362)
GATX Corp. (33,943) (5,756,733)
GCI Liberty, Inc., Class C (11,108) (413,329)
Gen Digital, Inc. (353,693) (9,616,913)
Gentex Corp. (158,568) (3,689,877)
Glacier Bancorp, Inc. (16,895) (744,225)
Globant SA (119,638) (7,820,736)
Globe Life, Inc. (25,964) (3,631,325)
Globus Medical, Inc., Class A (28,801) (2,514,615)
Goldman Sachs Group, Inc. (The) (15,547) (13,665,813)
Graco, Inc. (36,505) (2,992,315)
GXO Logistics, Inc. (4,621) (243,249)
Haleon plc (2) (3,431,450) (17,340,425)
Hamilton Lane, Inc., Class A (64,273) (8,632,507)
Hancock Whitney Corp. (222,521) (14,170,137)
Harley-Davidson, Inc. (406,120) (8,321,399)
HCA Healthcare, Inc. (25,447) (11,880,186)
Healthcare Realty Trust, Inc., REIT (257,615) (4,366,574)
Healthpeak Properties, Inc., REIT (486,609) (7,824,673)
HEICO Corp. (19,513) (6,314,212)
Henry Schein, Inc. (95,549) (7,221,593)
Hershey Co. (The) (81,363) (14,806,439)
Hexcel Corp. (96,687) (7,145,169)
HF Sinclair Corp. (56,171) (2,588,360)
Highwoods Properties, Inc., REIT (48,807) (1,260,197)
Hims & Hers Health, Inc. (424,099) (13,770,495)
Hologic, Inc. (139,975) (10,426,738)
Home BancShares, Inc. (96,124) (2,670,325)
Home Depot, Inc. (The) (22,667) (7,799,715)
Hormel Foods Corp. (494,523) (11,720,195)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Howard Hughes Holdings, Inc. (7,490) (597,477)
Howmet Aerospace, Inc. (28,107) (5,762,497)
Hubbell, Inc., Class B (28,191) (12,519,905)
Humana, Inc. (21,523) (5,512,686)
Hyatt Hotels Corp., Class A (184,310) (29,548,579)
IAC, Inc. (72,942) (2,852,032)
IDACORP, Inc. (71,051) (8,992,215)
IDEX Corp. (20,191) (3,592,787)
IDEXX Laboratories, Inc. (29,154) (19,723,556)
Independence Realty Trust, Inc.,
REIT (465,173) (8,131,224)
Ingersoll Rand, Inc. (268,457) (21,267,164)
Inspire Medical Systems, Inc. (77,420) (7,140,447)
Intel Corp. (154,271) (5,692,600)
International Paper Co. (530,325) (20,889,502)
Intuitive Surgical, Inc. (5,452) (3,087,795)
Invesco Ltd. (123,481) (3,243,846)
Ionis Pharmaceuticals, Inc. (31,152) (2,464,435)
Iridium Communications, Inc. (204,551) (3,555,096)
J M Smucker Co. (The) (65,088) (6,366,257)
Jabil, Inc. (59,868) (13,651,101)
Jack Henry & Associates, Inc. (52,595) (9,597,536)
Jacobs Solutions, Inc. (19,380) (2,567,075)
James Hardie Industries plc,
CHESS (2) (564,801) (11,594,888)
Johnson & Johnson (25,462) (5,269,361)
Johnson Controls International plc (159,273) (19,072,942)
JPMorgan Chase & Co. (97,276) (31,344,273)
KBR, Inc. (27,457) (1,103,771)
Keysight Technologies, Inc. (8,949) (1,818,347)
Kilroy Realty Corp., REIT (376,807) (14,081,278)
Kimberly-Clark Corp. (127,282) (12,841,481)
Kimco Realty Corp., REIT (148,227) (3,004,561)
Kinsale Capital Group, Inc. (6,068) (2,373,316)
Kite Realty Group Trust, REIT (267,424) (6,410,153)
KKR & Co., Inc. (23,498) (2,995,525)
Knife River Corp. (49,750) (3,499,913)
Kraft Heinz Co. (The) (439,485) (10,657,511)
Kratos Defense & Security
Solutions, Inc. (92,365) (7,011,427)
Labcorp Holdings, Inc. (33,509) (8,406,738)
Lam Research Corp. (31,311) (5,359,817)
Lamb Weston Holdings, Inc. (56,681) (2,374,367)
Lantheus Holdings, Inc. (81,822) (5,445,254)
Lattice Semiconductor Corp. (90,197) (6,636,695)
Lennar Corp., Class A (59,500) (6,116,600)
Lennox International, Inc. (18,488) (8,977,403)
Liberty Live Holdings, Inc., Class C (5,864) (487,650)
Liberty Media Corp-Liberty Formula
One, Class A (21,709) (1,940,350)
Lincoln National Corp. (53,334) (2,374,963)
LKQ Corp. (117,583) (3,551,007)
Loar Holdings, Inc. (57,266) (3,894,088)
LPL Financial Holdings, Inc. (77,576) (27,707,820)
Lululemon Athletica, Inc. (6,029) (1,252,886)
Lumentum Holdings, Inc. (2,142) (789,520)
M&T Bank Corp. (51,027) (10,280,920)
MACOM Technology Solutions
Holdings, Inc. (8,225) (1,408,778)
Marathon Petroleum Corp. (68,429) (11,128,608)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Markel Group, Inc. (322) (692,187)
Marriott International, Inc., Class A (81,421) (25,260,051)
Martin Marietta Materials, Inc. (1,865) (1,161,261)
Masco Corp. (16,064) (1,019,421)
MasTec, Inc. (27,439) (5,964,415)
Mastercard, Inc., Class A (8,624) (4,923,269)
Maximus, Inc. (105,603) (9,115,651)
McCormick & Co., Inc. (Non-Voting) (13,713) (933,992)
MDU Resources Group, Inc. (726,834) (14,187,800)
Medtronic plc (46,538) (4,470,440)
Mettler-Toledo International, Inc. (2,120) (2,955,683)
Mid-America Apartment
Communities, Inc., REIT (46,288) (6,429,866)
Moderna, Inc. (137,712) (4,061,127)
Molson Coors Beverage Co., Class
B (109,120) (5,093,722)
Mondelez International, Inc., Class
A (579,280) (31,182,642)
Monolithic Power Systems, Inc. (10,901) (9,880,230)
Monster Beverage Corp. (433,180) (33,211,911)
Moody's Corp. (24,550) (12,541,368)
Morgan Stanley (46,272) (8,214,668)
Motorola Solutions, Inc. (27,860) (10,679,295)
MP Materials Corp. (76,744) (3,877,107)
MSA Safety, Inc. (22,606) (3,620,125)
MSC Industrial Direct Co., Inc.,
Class A (64,357) (5,412,424)
Murphy Oil Corp. (242,485) (7,577,656)
National Storage Affiliates Trust,
REIT (151,375) (4,270,289)
nCino, Inc. (275,629) (7,067,128)
NetApp, Inc. (84,408) (9,039,253)
Netflix, Inc. (113,517) (10,643,354)
New Jersey Resources Corp. (114,674) (5,288,765)
NextEra Energy, Inc. (33,619) (2,698,933)
Nextpower, Inc., Class A (31,699) (2,761,300)
NIKE, Inc., Class B (312,385) (19,902,048)
NiSource, Inc. (124,152) (5,184,588)
Nordson Corp. (19,823) (4,766,044)
Northrop Grumman Corp. (14,778) (8,426,563)
nVent Electric plc (27,503) (2,804,481)
OGE Energy Corp. (41,503) (1,772,178)
Okta, Inc., Class A (20,146) (1,742,025)
Old Dominion Freight Line, Inc. (6,085) (954,128)
Old National Bancorp (149,824) (3,342,573)
Olin Corp. (85,916) (1,789,630)
ON Semiconductor Corp. (21,436) (1,160,759)
ONE Gas, Inc. (110,614) (8,544,932)
ONEOK, Inc. (138,060) (10,147,410)
Option Care Health, Inc. (349,850) (11,146,221)
Ormat Technologies, Inc. (20,821) (2,300,096)
Park Hotels & Resorts, Inc., REIT (148,457) (1,552,860)
Parker-Hannifin Corp. (30,902) (27,161,622)
Parsons Corp. (24,061) (1,486,970)
Paychex, Inc. (125,709) (14,102,036)
Paycom Software, Inc. (52,077) (8,298,991)
Pegasystems, Inc. (121,382) (7,248,933)
Penumbra, Inc. (16,227) (5,045,137)
Performance Food Group Co. (101,786) (9,152,597)
Permian Resources Corp., Class A (286,465) (4,019,104)

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Perrigo Co. plc (196,296) (2,732,440)
Pfizer, Inc. (97,579) (2,429,717)
Pinnacle West Capital Corp. (7,777) (689,820)
Planet Fitness, Inc., Class A (87,256) (9,464,658)
Plug Power, Inc. (408,914) (805,561)
Pool Corp. (18,884) (4,319,715)
Post Holdings, Inc. (15,340) (1,519,427)
Power Integrations, Inc. (52,084) (1,851,065)
PPG Industries, Inc. (6,668) (683,203)
PPL Corp. (538,150) (18,846,013)
Primerica, Inc. (2,671) (690,080)
PTC, Inc. (40,253) (7,012,475)
Public Service Enterprise Group,
Inc. (63,849) (5,127,075)
PulteGroup, Inc. (8,192) (960,594)
QIAGEN NV (2) (4,403) (200,235)
Qnity Electronics, Inc. (136,116) (11,113,871)
Qualys, Inc. (14,149) (1,880,402)
Quanta Services, Inc. (42,552) (17,959,497)
QuantumScape Corp. (990,318) (10,319,114)
Quest Diagnostics, Inc. (64,032) (11,111,473)
QXO, Inc. (989,491) (19,087,281)
Ralliant Corp. (49,929) (2,541,885)
Range Resources Corp. (187,542) (6,612,731)
Rayonier, Inc., REIT (87,857) (1,902,104)
Realty Income Corp., REIT (410,503) (23,140,054)
Reddit, Inc., Class A (3,042) (699,265)
Regal Rexnord Corp. (46,779) (6,564,029)
Reliance, Inc. (23,269) (6,721,716)
Repligen Corp. (54,262) (8,891,371)
ResMed, Inc. (16,393) (3,948,582)
Revolution Medicines, Inc. (184,645) (14,706,974)
Revvity, Inc. (109,163) (10,561,520)
Rexford Industrial Realty, Inc., REIT (120,120) (4,651,046)
RH (43,825) (7,851,249)
RingCentral, Inc., Class A (172,747) (4,988,933)
Rivian Automotive, Inc., Class A (776,680) (15,308,363)
RLI Corp. (48,020) (3,072,320)
Rocket Cos., Inc., Class A (960,548) (18,596,209)
Rocket Lab Corp. (12,778) (891,393)
Rollins, Inc. (105,925) (6,357,619)
Royal Gold, Inc. (35,223) (7,829,721)
RPM International, Inc. (18,740) (1,948,960)
RTX Corp. (15,114) (2,771,908)
Ryan Specialty Holdings, Inc.,
Class A (155,360) (8,021,237)
S&P Global, Inc. (24,580) (12,845,262)
Sabra Health Care REIT, Inc., REIT (199,357) (3,775,822)
Saia, Inc. (2,445) (798,341)
Samsara, Inc., Class A (124,699) (4,420,580)
Schneider Electric SE (2) (78,724) (21,536,939)
Schneider National, Inc., Class B (60,618) (1,608,196)
Scotts Miracle-Gro Co. (The) (58,698) (3,425,028)
SEI Investments Co. (31,058) (2,547,377)
Sempra (43,662) (3,854,918)
Sensata Technologies Holding plc (341,691) (11,374,893)
Service Corp. International (16,431) (1,281,125)
SharkNinja, Inc. (20,245) (2,265,416)
Shell plc (2) (224,459) (8,271,819)
Sherwin-Williams Co. (The) (21,901) (7,096,581)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Shift4 Payments, Inc., Class A (301,319) (18,974,057)
Silgan Holdings, Inc. (228,754) (9,234,799)
Silicon Laboratories, Inc. (2) (261)
Sirius XM Holdings, Inc. (47,165) (943,064)
Skyworks Solutions, Inc. (35,489) (2,250,357)
SLB Ltd. (664,599) (25,507,310)
SLM Corp. (55,522) (1,502,425)
Snap-on, Inc. (1,998) (688,511)
SoFi Technologies, Inc. (223,172) (5,842,643)
Solventum Corp. (20,065) (1,589,951)
Southern Co. (The) (201,268) (17,550,570)
Southwest Airlines Co. (36,775) (1,519,911)
Southwest Gas Holdings, Inc. (124,393) (9,953,928)
Spire, Inc. (92,652) (7,662,320)
STAG Industrial, Inc., REIT (85,095) (3,128,092)
StandardAero, Inc. (101,481) (2,910,475)
Stanley Black & Decker, Inc. (75,405) (5,601,083)
Starbucks Corp. (119,896) (10,096,442)
State Street Corp. (39,093) (5,043,388)
Steel Dynamics, Inc. (29,926) (5,070,961)
Stellantis NV (2) (247,763) (2,713,180)
Sterling Infrastructure, Inc. (26,284) (8,048,949)
Strategy, Inc., Class A (62,226) (9,455,241)
Summit Therapeutics, Inc. (171,169) (2,993,746)
Sun Communities, Inc., REIT (15,767) (1,953,689)
Super Micro Computer, Inc. (281,426) (8,237,339)
Swiss Re AG (2) (99,322) (16,546,018)
Synaptics, Inc. (33,182) (2,456,132)
Synopsys, Inc. (25,335) (11,900,356)
T. Rowe Price Group, Inc. (29,797) (3,050,617)
Talen Energy Corp. (10,868) (4,073,761)
Targa Resources Corp. (38,612) (7,123,914)
Teledyne Technologies, Inc. (18,384) (9,389,260)
Tempus AI, Inc. (68,032) (4,017,290)
Tenaris SA (2) (137,557) (2,654,281)
Terex Corp. (84,016) (4,484,774)
Tesla, Inc. (29,468) (13,252,349)
Texas Instruments, Inc. (27,780) (4,819,552)
Thermo Fisher Scientific, Inc. (3,547) (2,055,309)
Thor Industries, Inc. (54,679) (5,613,893)
Timken Co. (The) (56,968) (4,792,718)
Toast, Inc., Class A (87,133) (3,094,093)
TopBuild Corp. (41,911) (17,484,850)
TPG, Inc. (14,536) (927,978)
Tractor Supply Co. (224,695) (11,236,997)
Trade Desk, Inc. (The), Class A (51,068) (1,938,541)
Trane Technologies plc (9,862) (3,838,290)
TransDigm Group, Inc. (15,533) (20,656,560)
Trimble, Inc. (52,474) (4,111,338)
Twilio, Inc., Class A (54,055) (7,688,783)
Tyler Technologies, Inc. (11,469) (5,206,353)
UDR, Inc., REIT (70,368) (2,581,098)
UFP Industries, Inc. (16,985) (1,546,484)
UGI Corp. (353,613) (13,235,735)
UiPath, Inc., Class A (43,321) (710,031)
Ulta Beauty, Inc. (24,019) (14,531,735)
UMB Financial Corp. (10,043) (1,155,347)
Under Armour, Inc., Class A (1,290,052) (6,411,558)
United Bankshares, Inc. (56,843) (2,182,771)
UnitedHealth Group, Inc. (21,274) (7,022,760)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (115.4)% (continued)
Unity Software, Inc. (28,602) (1,263,350)
Vail Resorts, Inc. (16,921) (2,247,109)
Valaris Ltd. (17,683) (891,223)
Valero Energy Corp. (5,107) (831,369)
Valley National Bancorp (947,820) (11,070,538)
Valmont Industries, Inc. (8,516) (3,426,157)
Valvoline, Inc. (217,591) (6,323,194)
Vertex Pharmaceuticals, Inc. (1,540) (698,174)
Viking Therapeutics, Inc. (86,083) (3,028,400)
Virtu Financial, Inc., Class A (52,077) (1,735,206)
Visa, Inc., Class A (75,618) (26,519,989)
Vistra Corp. (133,477) (21,533,844)
Vontier Corp. (130,087) (4,836,635)
Vornado Realty Trust, REIT (93,735) (3,119,501)
Vulcan Materials Co. (62,254) (17,756,086)
W R Berkley Corp. (42,897) (3,007,938)
Waste Management, Inc. (38,507) (8,460,373)
Waters Corp. (15,198) (5,772,656)
Watsco, Inc. (28,696) (9,669,117)
Webster Financial Corp. (106,123) (6,679,382)
WEC Energy Group, Inc. (24,245) (2,556,878)
Welltower, Inc., REIT (236,116) (43,825,492)
Western Union Co. (The) (1,282,984) (11,944,581)
Westlake Corp. (146,790) (10,853,653)
WEX, Inc. (34,533) (5,144,726)
Weyerhaeuser Co., REIT (222,598) (5,273,347)
Whirlpool Corp. (92,534) (6,675,403)
White Mountains Insurance Group
Ltd. (2,779) (5,774,845)
Williams Cos., Inc. (The) (207,376) (12,465,371)
Willis Towers Watson plc (14,424) (4,739,726)
WillScot Holdings Corp. (780,980) (14,705,853)
Wingstop, Inc. (42,846) (10,218,343)
Wintrust Financial Corp. (32,645) (4,564,424)
WP Carey, Inc., REIT (192,782) (12,407,450)
WW Grainger, Inc. (14,572) (14,703,877)
Wyndham Hotels & Resorts, Inc. (113,682) (8,589,812)
Xcel Energy, Inc. (205,288) (15,162,572)
XPO, Inc. (127,874) (17,379,355)
Xylem, Inc. (13,520) (1,841,154)
YETI Holdings, Inc. (350,166) (15,466,832)
Yum! Brands, Inc. (37,263) (5,637,147)
Zillow Group, Inc., Class C (107,044) (7,302,542)
Zimmer Biomet Holdings, Inc. (53,075) (4,772,504)
Zions Bancorp NA (41,375) (2,422,093)
ZoomInfo Technologies, Inc., Class
A (472,740) (4,807,766)
(3,838,132,724)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (182,961) (4,905,442)
TOTAL COMMON STOCKS
(Proceeds $(6,407,202,977))                                                     (6,219,143,610)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.6)%
Germany - ( 0 .6 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (267,630) (14,254,597)
Henkel AG & Co. KGaA
(Preference) (2) (43,378) (3,538,987)
Sartorius AG (Preference) (2) (12,555) (3,615,395)
TOTAL PREFERRED STOCKS
(Proceeds $(23,388,109))                                                     (21,408,979)
TOTAL SHORT POSITIONS
(Proceeds $(6,430,591,086)) (6,240,552,589)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.2%
(Cost $1,967,290,036) 2,936,571,807
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.8%
‡
393,133,874
NET ASSETS - 100.0% 3,329,705,681

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $6,345,714,073, which is inclusive of rehypothecated amounts disclosed below. In addition, $518,532,025 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $64,607,671 of investments in securities and $(61,516,380) of securities sold short, which represents 1.94% and (1.85)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $686,576,583.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 84,452,932 2 .5%
Consumer Discretionary 290,675,640 8 .7
Consumer Staples (134,270,213) ( 4 .0 )
Energy (102,828,593) ( 3 .1 )
Financials 415,984,296 12 .5
Health Care (36,422,458) ( 1 .1 )
Industrials 22,530,343 0 .7
Information Technology 52,802,670 1 .6
Materials (40,243,101) ( 1 .2 )
Real Estate (160,177,170) ( 4 .8 )
Utilities (258,431,443) ( 7 .8 )
Investment Companies 1,553,064,673 46 .7
U.S. Treasury Obligations 1,249,434,231 37 .5
Total Investments In Securities
At Value 2,936,571,807 88 .2
Other Assets in Excess of
Liabilities ‡ 393,133,874 11 .8
Net Assets
$ 3,329,705,681 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 46.4%
INVESTMENT COMPANIES - 46.4%
Limited Purpose Cash
Investment Fund,
3.78% (a)
(Cost $1,544,674,470) $384,189,464 $5,926,217,611 $(4,765,590,138) $(45,319) $4,599 $1,544,776,217 1,544,776,217 $37,405,034
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2025
(Continued)
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,832,000 USD 6,511,500 CITI 3/18/2026 $ 50,424
AUD 9,832,000 USD 6,511,487 JPMC 3/18/2026 50,437
CAD 14,185,000 USD 10,337,943 CITI 3/18/2026 28,962
CAD 14,185,000 USD 10,337,923 JPMC 3/18/2026 28,983
EUR 28,380,000 USD 33,452,223 CITI 3/18/2026 12,736
EUR 28,380,000 USD 33,452,156 JPMC 3/18/2026 12,802
NOK 350,556 USD 34,332 CITI 3/18/2026 437
NOK 350,556 USD 34,332 JPMC 3/18/2026 438
SEK 51,500,000 USD 5,514,676 CITI 3/18/2026 100,474
SEK 51,500,000 USD 5,514,665 JPMC 3/18/2026 100,485
USD 2,042,116 HKD 15,848,500 CITI 3/18/2026 1,047
USD 2,042,120 HKD 15,848,500 JPMC 3/18/2026 1,051
USD 62,788,954 JPY 9,703,750,000 CITI 3/18/2026 452,685
USD 62,789,079 JPY 9,703,750,000 JPMC 3/18/2026 452,811
Total unrealized appreciation 1,293,772
JPY 11,185,000,000 USD 72,374,558 CITI 3/18/2026 (522,834)
JPY 11,185,000,000 USD 72,374,413 JPMC 3/18/2026 (522,689)
NOK 149,444 USD 14,829 CITI 3/18/2026 (6)
NOK 149,444 USD 14,829 JPMC 3/18/2026 (7)
USD 6,286,367 AUD 9,634,000 CITI 3/18/2026 (143,411)
USD 6,286,379 AUD 9,634,000 JPMC 3/18/2026 (143,399)
USD 10,180,126 CAD 14,185,000 CITI 3/18/2026 (186,779)
USD 10,180,146 CAD 14,185,000 JPMC 3/18/2026 (186,759)
USD 65,781 DKK 421,500 CITI 3/18/2026 (817)
USD 65,781 DKK 421,500 JPMC 3/18/2026 (817)
USD 83,498,765 EUR 71,568,000 CITI 3/18/2026 (892,360)
USD 83,498,932 EUR 71,568,000 JPMC 3/18/2026 (892,193)
USD 9,479,563 JPY 1,476,250,000 CITI 3/18/2026 (3,773)
USD 9,479,582 JPY 1,476,250,000 JPMC 3/18/2026 (3,754)
USD 5,164,676 SEK 49,000,000 CITI 3/18/2026 (177,895)
USD 5,164,686 SEK 49,000,000 JPMC 3/18/2026 (177,884)
USD 1,762,619 SGD 2,275,000 CITI 3/18/2026 (15,597)
USD 1,762,623 SGD 2,275,000 JPMC 3/18/2026 (15,594)
Total unrealized depreciation (3,886,568)
Net unrealized depreciation $ (2,592,796)

Schedule of Investments
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
06/22/2027
$337 $13 $– $13
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 3,186,761 $ – $ 3,186,761
JPMC
Investment Companies 5,101,695 – 5,101,695
MSIP
U.S. Treasury Bills 79,456 – 79,456

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 260.2%
COMMON STOCKS - 191.8%
Australia - 5 .0%
AGL Energy Ltd. (2)(a) 678,509 4,204,498
ANZ Group Holdings Ltd. (2)(a) 472,677 11,428,201
Aristocrat Leisure Ltd. (2)(a) 556,534 21,545,878
Aurizon Holdings Ltd. (2)(a) 1,568,960 3,817,753
BHP Group Ltd. (2)(a) 1,648,596 49,753,196
Brambles Ltd. (2)(a) 500,106 7,636,778
Computershare Ltd. (2)(a) 344,609 7,810,073
Dyno Nobel Ltd. (2)(a) 15,044 32,156
Evolution Mining Ltd. (2)(a) 2,527,872 21,155,106
Harvey Norman Holdings Ltd. (2)(a) 1,934,652 8,933,429
IGO Ltd. (2)* 2,047,140 11,156,597
JB Hi-Fi Ltd. (2)(a) 341,943 21,888,514
Lynas Rare Earths Ltd. (2)*(a) 1,900,353 15,585,618
Mineral Resources Ltd. (2)*(a) 341,180 12,315,923
Northern Star Resources Ltd. (2)(a) 2,392,162 42,096,431
Orica Ltd. (2)(a) 1,072,685 17,324,978
Origin Energy Ltd. (2)(a) 512,869 3,916,528
Pro Medicus Ltd. (2)(a) 84,463 12,404,507
Qantas Airways Ltd. (2)(a) 1,173,756 8,109,113
QBE Insurance Group Ltd. (2)(a) 1,185,447 15,694,661
SEEK Ltd. (2)(a) 647,232 9,939,019
SGH Ltd. (2) 96,131 2,966,994
South32 Ltd. (2)(a) 6,129,327 14,508,769
Technology One Ltd. (2)(a) 530,523 9,839,343
Telstra Group Ltd. (2)(a) 3,497,697 11,348,499
Wesfarmers Ltd. (2)(a) 369,436 19,902,652
Westpac Banking Corp. (2)(a) 516,568 13,255,924
Whitehaven Coal Ltd. (2)(a) 1,848,802 9,516,710
Worley Ltd. (2) 916,318 7,652,002
Yancoal Australia Ltd. (2)(a) 266,399 878,354
396,618,204
Belgium - 0 .7%
Ageas SA/NV (2)(a) 233,617 16,367,421
Anheuser-Busch InBev SA/NV (2)
(a) 347,446 22,299,447
KBC Group NV (2)(a) 26,812 3,491,888
Liberty Global Ltd., Class A *(a)(b) 1,155,866 12,876,347
UCB SA (2)(a) 15,077 4,200,853
Umicore SA (2)(a) 12,121 253,376
59,489,332
Brazil - 0 .3%
MercadoLibre, Inc. *(a) 4,707 9,481,122
Wheaton Precious Metals Corp. (a) 150,407 17,682,178
Yara International ASA (2)(a) 1,374 56,227
27,219,527
Canada - 6 .3%
Agnico Eagle Mines Ltd. 9,099 1,543,028
Alamos Gold, Inc., Class A (a) 88,399 3,413,462
AltaGas Ltd. (a) 28 854
ARC Resources Ltd. (a) 938,641 17,609,563
AtkinsRealis Group, Inc. (a) 92,675 5,982,299
Bank of Nova Scotia (The) (a) 549,397 40,519,805
Barrick Mining Corp. (a) 485,027 21,128,385
Canadian National Railway Co. (a) 372,456 36,837,202
INVESTMENTS SHARES VALUE ($)
Canada - 6.3% (continued)
Canadian Natural Resources Ltd.
(a) 705,918 23,910,333
Canadian Pacific Kansas City Ltd.
(a) 66,001 4,859,132
Canadian Utilities Ltd., Class A (a) 29,645 922,903
CCL Industries, Inc., Class B (a) 119,578 7,553,395
Celestica, Inc. *(a) 201,318 59,551,289
Cenovus Energy, Inc. (a) 332,419 5,623,671
Constellation Software, Inc. (a) 16,142 38,826,417
Descartes Systems Group, Inc.
(The) *(a) 57,160 5,014,488
Empire Co. Ltd., Class A (a) 273,711 9,516,221
Fairfax Financial Holdings Ltd. (a) 10,997 20,958,757
Finning International, Inc. 166,135 9,001,829
George Weston Ltd. (a) 186,097 12,838,530
iA Financial Corp., Inc. (a) 42,416 5,495,492
Intact Financial Corp. (a) 23,118 4,812,580
Kinross Gold Corp. (a) 379,246 10,682,052
Loblaw Cos. Ltd. (a) 141,320 6,388,770
Lundin Gold, Inc. (a) 400,438 33,265,047
Magna International, Inc. (a) 253,373 13,507,196
Manulife Financial Corp. (a) 265,518 9,641,483
Metro, Inc., Class A (a) 10,945 787,772
Onex Corp. (a) 9,480 780,198
Pan American Silver Corp. (a) 66,218 3,433,079
Quebecor, Inc., Class B (a) 145,352 5,474,991
Stantec, Inc. (a) 81,084 7,651,451
Suncor Energy, Inc. (a) 950,433 42,184,531
TFI International, Inc. (a) 152,091 15,720,484
TMX Group Ltd. (a) 15,046 572,549
Toromont Industries Ltd. 776 93,880
Toronto-Dominion Bank (The) (a) 63,258 5,961,936
Tourmaline Oil Corp. (a) 248,494 11,146,971
503,212,025
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2)
(a) 323,000 1,639,222
Prosus NV (2)(a) 79,989 4,952,837
Wilmar International Ltd. (2) 1,251,200 2,992,437
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,344,600 3,632,427
13,216,923
Denmark - 2 .0%
Danske Bank A/S (2)(a) 819,721 40,933,827
Genmab A/S (2)*(a) 89,877 27,860,440
GN Store Nord A/S (2)*(a) 11 183
ISS A/S (2)(a) 701,157 23,888,227
Jyske Bank A/S (Registered) (2)(a) 66,945 9,162,066
Pandora A/S (2)(a) 206,818 22,871,187
ROCKWOOL A/S, Class B (2) 131,956 4,636,126
Royal Unibrew A/S (2)(a) 102,415 9,241,642
Vestas Wind Systems A/S (2)(a) 768,292 20,780,164
159,373,862
Finland - 1 .4%
Elisa OYJ (2)(a) 194,311 8,611,046
Fortum OYJ (2)(a) 326,002 6,922,951
Kone OYJ, Class B (2)(a) 165,133 11,698,509

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.4% (continued)
Konecranes OYJ (2) 19 2,081
Nordea Bank Abp (2)(a) 2,306,097 43,387,513
Wartsila OYJ Abp (2) 1,099,894 38,941,326
109,563,426
France - 8 .8%
Air France-KLM (2)*(a) 1,205,720 16,295,193
Amundi SA (2)(a)(c) 51,111 4,224,314
BNP Paribas SA (2)(a) 419,256 39,664,570
Bouygues SA (2)(a) 253,725 13,189,988
Carrefour SA (2)(a) 2,691,055 44,901,816
Credit Agricole SA (2)(a) 2,202,999 45,355,076
Danone SA (2)(a) 17,304 1,560,805
Dassault Aviation SA (2)(a) 26,338 8,444,112
Eiffage SA (2) 185,336 26,554,836
Engie SA (2)(a) 775,527 20,372,591
Forvia SE (2)*(a) 5 79
Gaztransport Et Technigaz SA (2)(a) 16,610 3,047,714
Hermes International SCA (2)(a) 23,126 57,418,405
Ipsen SA (2)(a) 33,801 4,716,236
Legrand SA (2)(a) 50,786 7,549,988
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 70,127 52,857,227
Orange SA (2)(a) 2,257,209 37,665,069
Safran SA (2)(a) 137,836 48,010,632
SCOR SE (2)(a) 217,033 7,305,920
Societe Generale SA (2)(a) 1,059,682 85,308,659
SPIE SA (2)(a) 33,658 1,940,432
Thales SA (2)(a) 225,012 60,700,544
TotalEnergies SE (2)(a) 940,865 61,342,526
Valeo SE (2)(a) 1,400,568 19,007,041
Veolia Environnement SA (2)(a) 9,367 325,948
Vinci SA (2)(a) 185,095 26,039,739
Vivendi SE (2)(a) 3,009,591 8,346,398
702,145,858
Germany - 4 .3%
adidas AG (2)(a) 263,142 52,072,118
Allianz SE (Registered) (2)(a) 65,654 30,356,919
Auto1 Group SE (2)*(a)(c) 1 32
Bayer AG (Registered) (2)(a) 388,402 16,847,232
Bechtle AG (2)(a) 27,357 1,393,408
Commerzbank AG (2)(a) 90,094 3,802,383
Continental AG (2)(a) 230,442 18,288,558
Daimler Truck Holding AG (2)(a) 206,340 8,937,111
Deutsche Lufthansa AG
(Registered) (2)(a) 3,665,827 36,012,846
Deutsche Telekom AG (Registered)
(2)(a) 671,421 21,855,463
E.ON SE (2)(a) 176,533 3,342,638
Evonik Industries AG (2)(a) 5 78
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 13,549 1,107,937
Freenet AG (2)(a) 120,671 4,156,792
Fresenius Medical Care AG (2)(a) 497,291 23,753,387
GEA Group AG (2)(a) 38,130 2,576,911
HUGO BOSS AG (2)(a) 121,770 5,130,992
Knorr-Bremse AG (2)(a) 30,403 3,372,979
LANXESS AG (2) 40,469 829,267
Mercedes-Benz Group AG (2)(a) 631,756 43,794,647
INVESTMENTS SHARES VALUE ($)
Germany - 4.3% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,644 10,295,104
Nemetschek SE (2)(a) 1,737 187,926
Nordex SE (2)* 67,333 2,282,249
Rational AG (2) 1,153 890,222
RWE AG (2)(a) 696,538 36,907,352
Schaeffler AG (2)(a) 19 185
Scout24 SE (2)(a)(c) 109,114 10,959,403
Talanx AG (2)(a) 30,309 4,026,217
thyssenkrupp AG (2)(a) 142,559 1,532,594
344,712,950
Hong Kong - 0 .2%
CLP Holdings Ltd. (2)(a) 275,500 2,464,321
HKT Trust & HKT Ltd. (2)(a) 627,000 928,435
Techtronic Industries Co. Ltd. (2)(a) 916,000 10,536,870
WH Group Ltd. (2)(a)(c) 1,443,500 1,608,079
Wharf Real Estate Investment Co.
Ltd. (2)(a) 5,000 15,803
15,553,508
Italy - 3 .3%
A2A SpA (2)(a) 828,970 2,243,096
Amplifon SpA (2)(a) 438,740 7,034,034
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,142,815 12,167,778
DiaSorin SpA (2)(a) 31,714 2,545,279
Enel SpA (2)(a) 799,190 8,309,446
Eni SpA (2)(a) 768,360 14,565,124
Fincantieri SpA (2)* 450,025 8,744,589
FinecoBank Banca Fineco SpA (2)
(a) 89,186 2,310,770
Generali (2)(a) 114,606 4,789,203
Hera SpA (2)(a) 410,829 1,937,212
Intesa Sanpaolo SpA (2)(a) 2,892,992 19,990,881
Leonardo SpA (2)(a) 970,160 55,493,687
Pirelli & C SpA (2)(a)(c) 2,343,504 16,003,119
Poste Italiane SpA (2)(a)(c) 1,009,268 25,336,558
Reply SpA (2)(a) 23,225 3,109,702
Snam SpA (2)(a) 37 246
Technoprobe SpA (2)*(a) 2 28
Telecom Italia SpA (2)*(a) 15,409,427 9,257,266
UniCredit SpA (2)(a) 620,723 51,412,439
Unipol Assicurazioni SpA (2)(a) 870,896 20,894,231
266,144,688
Japan - 26 .1%
ABC-Mart, Inc. (2)(a) 297,600 5,043,051
Advantest Corp. (2)(a) 158,900 20,092,575
Aeon Co. Ltd. (2)(a) 337,900 5,337,847
AGC, Inc. (2) 165,800 5,498,547
Aisin Corp. (2)(a) 749,800 14,048,449
Ajinomoto Co., Inc. (2)(a) 88,700 1,875,118
ANA Holdings, Inc. (2)(a) 686,800 13,043,498
Asahi Group Holdings Ltd. (2)(a) 652,900 6,843,570
Asahi Intecc Co. Ltd. (2)(a) 324,600 6,084,784
Asahi Kasei Corp. (2)(a) 2,531,200 22,499,201
Astellas Pharma, Inc. (2)(a) 4,386,900 58,387,521
Bandai Namco Holdings, Inc. (2)(a) 590,500 15,716,799

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 26.1% (continued)
BayCurrent, Inc. (2)(a) 311,300 12,907,649
Brother Industries Ltd. (2)(a) 782,900 15,640,564
Canon, Inc. (2)(a) 1,231,700 36,444,289
Central Japan Railway Co. (2)(a) 1,354,700 37,525,188
Chubu Electric Power Co., Inc. (2)
(a) 1,717,400 26,459,159
Concordia Financial Group Ltd. (2)
(a) 2,819,100 23,305,551
CyberAgent, Inc. (2)(a) 294,900 2,512,853
Dai Nippon Printing Co. Ltd. (2)(a) 982,500 16,912,748
Dai-ichi Life Holdings, Inc. (2)(a) 704,600 5,855,627
Daiichi Sankyo Co. Ltd. (2)(a) 523,900 11,124,784
Disco Corp. (2)(a) 20,700 6,306,509
ENEOS Holdings, Inc. (2)(a) 2,703,900 19,130,377
FANUC Corp. (2)(a) 694,300 27,019,209
Fujitsu Ltd. (2)(a) 2,169,400 59,621,435
Fukuoka Financial Group, Inc. (2)
(a) 725,500 23,466,701
Hikari Tsushin, Inc. (2) 24,000 6,724,775
Hirose Electric Co. Ltd. (2)(a) 104,800 11,597,641
Hitachi Construction Machinery Co.
Ltd. (2) 89,600 2,648,551
Hitachi Ltd. (2)(a) 511,800 16,050,852
Honda Motor Co. Ltd. (2)(a) 3,803,800 37,333,054
Hoya Corp. (2)(a) 182,300 27,649,368
IHI Corp. (2)(a) 840,700 14,780,006
Iida Group Holdings Co. Ltd. (2)(a) 389,000 6,251,988
Inpex Corp. (2)(a) 418,900 8,378,226
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 2,658,300 38,612,068
Japan Airlines Co. Ltd. (2)(a) 1,119,800 20,767,515
Japan Post Bank Co. Ltd. (2)(a) 3,998,600 56,288,593
Japan Post Holdings Co. Ltd. (2)(a) 1,390,700 14,673,849
Kajima Corp. (2)(a) 28,100 1,047,779
Kansai Electric Power Co., Inc.
(The) (2)(a) 164,900 2,589,703
Kao Corp. (2)(a) 817,700 32,635,680
Kinden Corp. (2) 55,800 2,420,455
Kirin Holdings Co. Ltd. (2)(a) 662,900 9,922,957
Kobe Bussan Co. Ltd. (2)(a) 63,700 1,533,304
Kobe Steel Ltd. (2) 1,384,800 18,298,466
Komatsu Ltd. (2)(a) 203,900 6,470,249
Kyushu Electric Power Co., Inc. (2)
(a) 790,400 8,479,738
LY Corp. (2)(a) 10,967,100 29,182,885
Marubeni Corp. (2)(a) 597,300 16,634,804
MatsukiyoCocokara & Co. (a) 323,700 5,604,408
Mazda Motor Corp. (2)(a) 2,474,000 19,104,756
McDonald's Holdings Co. Japan
Ltd. (2)(a) 43,500 1,772,507
MINEBEA MITSUMI, Inc. (2) 520,600 10,475,295
MISUMI Group, Inc. (2) 186,000 2,902,567
Mitsubishi Chemical Group Corp.
(2)(a) 1,911,000 11,186,292
Mitsubishi Corp. (2)(a) 963,900 22,046,983
Mitsubishi Electric Corp. (2)(a) 476,200 13,884,495
Mitsubishi Heavy Industries Ltd. (2)
(a) 615,300 15,020,974
Mitsui & Co. Ltd. (2)(a) 43,900 1,303,713
Mitsui Chemicals, Inc. (2)(a) 1,624,200 20,768,835
INVESTMENTS SHARES VALUE ($)
Japan - 26.1% (continued)
Mizuho Financial Group, Inc. (2)(a) 1,756,200 64,091,750
Murata Manufacturing Co. Ltd. (2)
(a) 826,100 17,073,798
Nexon Co. Ltd. (2)(a) 1,148,100 28,044,061
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 945,800 20,242,577
Nippon Steel Corp. (2)(a) 7,926,800 32,436,896
Nippon Yusen KK (2)(a) 673,200 21,806,017
Niterra Co. Ltd. (2)(a) 90,100 3,969,651
Nomura Holdings, Inc. (2)(a) 2,764,400 23,028,751
NTT, Inc. (2)(a) 22,794,500 23,010,841
Obayashi Corp. (2)(a) 590,700 12,362,118
Obic Co. Ltd. (2)(a) 661,900 20,776,166
Oji Holdings Corp. (2)(a) 1,694,600 9,303,836
Open House Group Co. Ltd. (2)(a) 2,600 152,618
Oracle Corp. Japan (2)(a) 142,000 11,934,965
ORIX Corp. (2)(a) 1,189,300 34,783,794
Otsuka Corp. (2)(a) 354,300 7,300,565
Panasonic Holdings Corp. (2)(a) 3,896,300 50,511,790
Persol Holdings Co. Ltd. (2)(a) 1,225,100 2,273,785
Rakuten Group, Inc. (2)*(a) 983,200 6,300,316
Recruit Holdings Co. Ltd. (2)(a) 1,371,900 77,089,230
Resona Holdings, Inc. (2)(a) 3,843,700 36,583,263
Sanwa Holdings Corp. (2) 880,900 22,937,043
Sega Sammy Holdings, Inc. (2)(a) 249,400 3,893,601
Seiko Epson Corp. (2)(a) 1,249,700 15,839,004
Sekisui Chemical Co. Ltd. (2) 218,300 3,671,209
Seven & i Holdings Co. Ltd. (2)(a) 2,217,700 31,861,731
Shimamura Co. Ltd. (2)(a) 236,100 15,383,713
Shimizu Corp. (2) 1,781,900 30,423,617
Shin-Etsu Chemical Co. Ltd. (2)(a) 352,800 10,958,375
Shionogi & Co. Ltd. (2)(a) 387,500 7,013,682
Shizuoka Financial Group, Inc. (2)
(a) 1,523,200 23,650,301
Skylark Holdings Co. Ltd. (a) 161,500 3,469,404
SoftBank Corp. (2)(a) 11,359,400 15,595,979
SoftBank Group Corp. (2)(a) 624,000 17,505,282
Sojitz Corp. (2) 1,115,500 34,691,887
Sony Financial Group, Inc. * 293,000 310,508
Sony Group Corp. (2)(a) 602,000 15,441,895
Square Enix Holdings Co. Ltd. (a) 951,500 17,369,856
Subaru Corp. (2)(a) 956,300 20,590,310
Sumitomo Corp. (2)(a) 1,054,500 36,498,886
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 746,100 22,737,298
TBS Holdings, Inc. (2)(a) 292,600 10,798,677
Terumo Corp. (2)(a) 998,400 14,511,919
Tokyo Century Corp. (2)(a) 359,400 4,659,815
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 2,353,500 9,896,270
Tokyo Electron Ltd. (2)(a) 112,000 24,945,466
Tokyo Gas Co. Ltd. (2)(a) 456,200 18,085,806
Tokyu Corp. (2)(a) 192,900 2,254,331
Toray Industries, Inc. (2)(a) 245,000 1,597,347
Tosoh Corp. (2) 505,000 7,588,734
TOTO Ltd. (2) 50,200 1,387,044
Toyota Motor Corp. (2)(a) 2,042,700 43,871,267
Toyota Tsusho Corp. (2)(a) 428,400 14,445,307
USS Co. Ltd. (2)(a) 1,882,900 20,603,846
Yamato Holdings Co. Ltd. (2)(a) 923,600 13,003,900

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 26.1% (continued)
Yamazaki Baking Co. Ltd. (2)(a) 100,500 2,108,690
Yokogawa Electric Corp. (2)(a) 645,200 20,691,929
2,077,117,651
Macau - 0 .1%
Galaxy Entertainment Group Ltd.
(2)(a) 1,048,000 5,167,497
Netherlands - 2 .5%
Aalberts NV (2) 97,483 3,213,321
ABN AMRO Bank NV, CVA (2)(a)(c) 610,163 21,318,419
Adyen NV (2)*(a)(c) 1,018 1,641,601
Argenx SE (2)*(a) 18,383 15,506,866
ASM International NV (2)(a) 56,164 34,001,423
ASML Holding NV (2)(a) 16,604 17,891,145
ASR Nederland NV (2)(a) 70,384 5,007,878
Heineken NV (2)(a) 210,492 17,367,047
Koninklijke Ahold Delhaize NV (2)
(a) 212,465 8,712,530
Koninklijke KPN NV (2)(a) 2,889,679 13,502,651
Koninklijke Vopak NV (2)(a) 71,838 3,201,068
NN Group NV (2)(a) 383,561 29,589,674
Wolters Kluwer NV (2)(a) 302,405 31,322,054
202,275,677
New Zealand - 0 .2%
Xero Ltd. (2)*(a) 184,664 13,989,023
Nigeria - 0 .1%
Airtel Africa plc (2)(a)(c) 2,215,391 10,612,280
Norway - 0 .5%
Aker BP ASA (2)(a) 5 127
DNB Bank ASA (2)(a) 95,073 2,648,808
Equinor ASA (2)(a) 122,659 2,892,523
Gjensidige Forsikring ASA (2)(a) 51,428 1,537,097
Kongsberg Gruppen ASA (2) 770,008 19,731,673
Norsk Hydro ASA (2)(a) 200,265 1,545,881
Storebrand ASA (2)(a) 86,289 1,474,744
Telenor ASA (2)(a) 433,469 6,304,566
TOMRA Systems ASA (2) 126,212 1,691,620
37,827,039
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 15,572,536 16,392,563
EDP SA (2) 3,407,945 15,696,276
32,088,839
Singapore - 0 .2%
Keppel Ltd. (2) 100 804
Singapore Telecommunications
Ltd. (2) 2,667,900 9,439,028
United Overseas Bank Ltd. (2) 114,300 3,113,021
12,552,853
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(c) 228,957 6,035,301
INVESTMENTS SHARES VALUE ($)
Spain - 1 .4%
ACS Actividades de Construccion y
Servicios SA (2)(a) 108,588 10,779,024
Aena SME SA (2)(a)(c) 512,521 14,320,279
Banco Santander SA (2)(a) 2,434,699 28,657,602
Bankinter SA (2)(a) 805,348 13,348,800
Enagas SA (2)(a) 938,190 14,498,742
Fluidra SA (2) 135,565 3,672,733
Grifols SA (2)(a) 52,109 651,345
Iberdrola SA (2)(a) 276,171 5,980,040
Repsol SA (2)(a) 868,144 16,198,196
Unicaja Banco SA (2)(a)(c) 639,213 2,080,001
110,186,762
Sweden - 3 .0%
Alfa Laval AB (2) 356,077 17,854,185
Autoliv, Inc. (a)(b) 207,033 24,574,817
Axfood AB (2)(a) 61,883 1,948,585
Boliden AB (2)*(a) 32,066 1,776,337
Coffee Stain Group AB, Class B *(a) 219,385 551,650
Electrolux AB, Class B (2)*(a) 1,654,412 11,353,961
Elekta AB, Class B (2)(a) 391,976 2,397,182
Embracer Group AB (2)*(a) 219,385 1,436,461
Essity AB, Class B (2)(a) 359,640 10,340,144
Evolution AB (2)(a)(c) 463,030 31,440,452
Getinge AB, Class B (2)(a) 163,740 3,865,854
Husqvarna AB, Class B (2) 464,483 2,328,457
Saab AB, Class B (2)(a) 30,965 1,796,596
Sandvik AB (2)(a) 171,406 5,536,601
Skanska AB, Class B (2)(a) 56,878 1,549,831
SSAB AB, Class B (2)(a) 366,395 2,743,368
Svenska Handelsbanken AB, Class
A (2)(a) 832,463 12,060,343
Swedbank AB, Class A (2)(a) 542,884 18,835,387
Swedish Orphan Biovitrum AB
(2)*(a) 62,817 2,254,320
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,011,386 48,771,010
Telia Co. AB (2)(a) 5,861,224 25,050,682
Trelleborg AB, Class B (2) 37,997 1,606,192
Volvo AB, Class B (2)(a) 250,120 7,959,978
238,032,393
Switzerland - 3 .1%
ABB Ltd. (Registered) (2)(a) 364,471 26,867,910
Accelleron Industries AG (2) 41,951 3,235,531
Adecco Group AG (Registered) (2)
(a) 722,752 20,815,261
Avolta AG (2)*(a) 116,443 6,867,792
Belimo Holding AG (Registered)
(2)(a) 2,053 2,005,911
BKW AG (2)(a) 7,426 1,575,134
Chocoladefabriken Lindt &
Spruengli AG (2)(a) 106 1,548,859
DSM-Firmenich AG (2)(a) 1 81
Flughafen Zurich AG (Registered)
(2)(a) 52,258 16,543,012
Galderma Group AG (2)(a) 11,502 2,342,185
Galenica AG (a)(c) 2,563 316,128
Geberit AG (Registered) (2)(a) 14,752 11,456,740
Givaudan SA (Registered) (2)(a) 5,294 20,944,388

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.1% (continued)
Kuehne + Nagel International AG
(Registered) (2)(a) 161,332 34,598,499
SGS SA (Registered) (a) 191,416 21,956,897
Sika AG (Registered) (2)(a) 119,678 24,297,687
Swissquote Group Holding SA
(Registered) (2)(a) 10,378 6,300,854
TE Connectivity plc (a)(b) 37,511 8,534,128
Temenos AG (Registered) (2)(a) 13 1,293
Zurich Insurance Group AG (2)(a) 52,320 39,590,683
249,798,973
United Kingdom - 7 .9%
Aberdeen Group plc (2)(a) 489,416 1,350,279
Admiral Group plc (2)(a) 26,742 1,143,966
Auto Trader Group plc (2)(a)(c) 51 402
Aviva plc (2)(a) 719,223 6,613,200
B&M European Value Retail SA (2)
(a) 3,805,447 8,626,587
Barclays plc (2)(a) 9,863,463 63,137,301
Beazley plc (2)(a) 144,531 1,616,232
Bellway plc (2)(a) 263,687 9,709,379
British American Tobacco plc (2)(a) 197,879 11,217,890
Burberry Group plc (2)*(a) 1,233,450 20,973,650
Centrica plc (2)(a) 11,968,329 27,288,507
CK Hutchison Holdings Ltd. (2)(a) 1,164,500 7,916,809
Compass Group plc (2)(a) 1,697,975 53,800,426
Diploma plc (2) 7 498
easyJet plc (2)(a) 1,641,208 11,258,631
Entain plc (2)(a) 503,541 5,176,023
Games Workshop Group plc (2)(a) 9,301 2,366,220
Hiscox Ltd. (2)(a) 753,342 14,404,542
Howden Joinery Group plc (2) 382,936 4,285,641
ICG plc (2)(a) 175,180 4,830,799
IMI plc (2) 102,225 3,409,908
Imperial Brands plc (2)(a) 201,187 8,447,878
InterContinental Hotels Group plc
(2)(a) 173,105 24,326,241
International Consolidated Airlines
Group SA (2)(a) 2,569,321 14,265,926
Intertek Group plc (2)(a) 41,719 2,587,270
Investec plc (2)(a) 158 1,173
ITV plc (2)(a) 9,033,899 9,964,101
Kingfisher plc (2)(a) 5,517,367 23,225,644
Lloyds Banking Group plc (2)(a) 30,047,308 39,744,005
M&G plc (2)(a) 397,761 1,531,304
Marks & Spencer Group plc (2)(a) 1,957,833 8,712,428
NatWest Group plc (2)(a) 3,534,378 31,004,561
Next plc (2)(a) 45,069 8,297,211
Pearson plc (2)(a) 157,273 2,223,688
Pennon Group plc (2)(a) 3,859 27,351
Persimmon plc (2)(a) 625,688 11,436,808
Reckitt Benckiser Group plc (2)(a) 23,093 1,868,670
Rightmove plc (2)(a) 947,105 6,617,144
Rolls-Royce Holdings plc (2)(a) 3,834,227 59,299,055
Rotork plc (2) 248,415 1,087,457
Smiths Group plc (2)(a) 95,430 3,018,475
Taylor Wimpey plc (2)(a) 8,999,303 13,022,057
TechnipFMC plc (a)(b) 1,127,263 50,230,839
Tesco plc (2)(a) 2,601,291 15,469,434
United Utilities Group plc (2)(a) 97,349 1,564,051
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.9% (continued)
Vodafone Group plc (2)(a) 20,680,879 27,567,810
Weir Group plc (The) (2) 110,370 4,218,672
628,886,143
United States - 113 .7%
3M Co. (a)(b) 143,112 22,912,231
Abercrombie & Fitch Co., Class A
*(a)(b) 406,844 51,209,454
Accenture plc, Class A (a) 34,259 9,191,690
Acerinox SA (2)(a) 435,339 6,443,943
Acuity, Inc. (a)(b) 4,150 1,494,166
Adobe, Inc. *(a)(b) 102,422 35,846,676
ADT, Inc. (a)(b) 2,715,343 21,912,818
Aflac, Inc. (a)(b) 203,223 22,409,400
AGCO Corp. (a)(b) 19,524 2,036,744
Agree Realty Corp., REIT (a) 60,153 4,332,821
Air Lease Corp., Class A (a)(b) 138,462 8,893,414
Airbnb, Inc., Class A *(a)(b) 280,907 38,124,698
Akamai Technologies, Inc. *(a)(b) 325,659 28,413,748
Albemarle Corp. (a) 12,043 1,703,362
Alcoa Corp. (a)(b) 242,474 12,885,068
Align Technology, Inc. *(a)(b) 10,228 1,597,102
Allegion plc (a) 58,658 9,339,527
Allison Transmission Holdings, Inc.
(a)(b) 108,392 10,611,577
Alnylam Pharmaceuticals, Inc. *(a)
(b) 42,899 17,058,787
Amazon.com, Inc. *(a)(b) 73,475 16,959,500
Amdocs Ltd. (a) 191,852 15,446,005
Amentum Holdings, Inc. *(a)(b) 193,022 5,597,638
American Electric Power Co., Inc.
(a) 139,756 16,115,264
American Financial Group, Inc. (a)
(b) 11,585 1,583,438
American International Group, Inc.
(a)(b) 305,647 26,148,101
American Tower Corp., REIT (a) 158,516 27,830,654
Ameriprise Financial, Inc. (a)(b) 72,392 35,496,693
AMETEK, Inc. (a)(b) 40,870 8,391,020
Antero Resources Corp. *(a)(b) 316,880 10,919,685
Aon plc, Class A (a)(b) 88,435 31,206,943
AP Moller - Maersk A/S, Class B
(2)(a) 9,163 21,024,976
Applied Industrial Technologies, Inc.
(a)(b) 23,981 6,157,601
AptarGroup, Inc. (a)(b) 43,022 5,246,963
Aramark (a)(b) 904,399 33,336,147
Arch Capital Group Ltd. *(a)(b) 375,346 36,003,188
Arista Networks, Inc. *(a)(b) 242,788 31,812,512
Armstrong World Industries, Inc.
(a)(b) 10,465 1,999,862
Arrow Electronics, Inc. *(a)(b) 232,663 25,634,809
Ashland, Inc. (a)(b) 72,513 4,254,338
Assured Guaranty Ltd. (a)(b) 47,038 4,227,305
ATI, Inc. *(a)(b) 61,829 7,095,496
Atlassian Corp., Class A *(a)(b) 507,481 82,282,969
Autodesk, Inc. *(a)(b) 24,008 7,106,608
AutoNation, Inc. *(a)(b) 72,172 14,902,075
AutoZone, Inc. *(a) 4,994 16,937,151
Avnet, Inc. (a)(b) 153,811 7,395,233

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Axalta Coating Systems Ltd. *(a)(b) 42,854 1,384,613
Axis Capital Holdings Ltd. (a) 388,465 41,600,717
Ball Corp. (a)(b) 82,868 4,389,518
Bank of America Corp. (a) 93,017 5,115,935
Bank of New York Mellon Corp.
(The) (a)(b) 185,618 21,548,394
Bath & Body Works, Inc. (a)(b) 1,021,665 20,515,033
Becton Dickinson & Co. (a)(b) 72,916 14,150,808
BellRing Brands, Inc. *(a)(b) 975,598 26,077,735
Best Buy Co., Inc. (a)(b) 555,083 37,151,705
Biogen, Inc. *(a)(b) 28,310 4,982,277
BioMarin Pharmaceutical, Inc. *(a)
(b) 380,556 22,616,443
Blackbaud, Inc. *(a)(b) 83,360 5,278,355
Blackrock, Inc. (a) 3,967 4,246,039
Booking Holdings, Inc. (a)(b) 9,010 48,251,523
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 344,874 29,093,571
BorgWarner, Inc. (a)(b) 668,820 30,137,029
Boston Beer Co., Inc. (The), Class
A *(a)(b) 11,869 2,315,998
Boston Scientific Corp. *(a) 69,270 6,604,895
BP plc (2)(a) 9,841,415 57,394,777
Bright Horizons Family Solutions,
Inc. *(a)(b) 110,660 11,220,924
Brink's Co. (The) (a)(b) 53,047 6,192,176
Bristol-Myers Squibb Co. (a) 1,395,591 75,278,179
Broadridge Financial Solutions,
Inc. (a) 59,190 13,209,432
Burlington Stores, Inc. *(a)(b) 77,650 22,429,203
Buzzi SpA (2)(a) 118,867 7,185,642
CACI International, Inc., Class A
*(a)(b) 46,446 24,746,893
Camden Property Trust, REIT (a) 53,142 5,849,871
Capital One Financial Corp. (a)(b) 226,183 54,817,712
CarMax, Inc. *(a)(b) 1,193,344 46,110,812
Carpenter Technology Corp. (a)(b) 32,647 10,278,581
Carrier Global Corp. (a)(b) 127,905 6,758,500
Celsius Holdings, Inc. *(a)(b) 307,655 14,072,140
Centene Corp. *(a)(b) 1,909,741 78,585,842
CH Robinson Worldwide, Inc. (a)(b) 50,818 8,169,502
Charter Communications, Inc.,
Class A *(a)(b) 129,814 27,098,673
Chemed Corp. (a)(b) 17,910 7,662,973
Cheniere Energy, Inc. (a)(b) 146,344 28,447,810
Chewy, Inc., Class A *(a)(b) 805,858 26,633,607
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 898,341 33,238,617
Chord Energy Corp. (a)(b) 17,820 1,651,914
Chubb Ltd. (a)(b) 286,258 89,346,846
Ciena Corp. *(a) 87,474 20,457,544
Cigna Group (The) (a) 46,042 12,672,140
Cincinnati Financial Corp. (a) 76,077 12,424,896
Citigroup, Inc. (a)(b) 220,986 25,786,856
Citizens Financial Group, Inc. (a)(b) 483,794 28,258,408
Civitas Resources, Inc. (a) 358,617 9,714,935
Cloudflare, Inc., Class A *(a)(b) 58,311 11,496,014
CNA Financial Corp. (a)(b) 228,624 10,914,510
CNH Industrial NV (a)(b) 2,360,111 21,760,223
CNO Financial Group, Inc. (a)(b) 85,432 3,628,297
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Coca-Cola Consolidated, Inc. (a)(b) 122,663 18,804,238
Comfort Systems USA, Inc. (a)(b) 60,612 56,568,573
Commerce Bancshares, Inc. (a) 54,514 2,853,263
Commercial Metals Co. (a)(b) 71,308 4,935,940
Commvault Systems, Inc. *(a)(b) 61,520 7,712,147
Concentrix Corp. (a)(b) 234,603 9,754,793
Confluent, Inc., Class A *(a)(b) 417,147 12,614,525
ConocoPhillips (a)(b) 496,680 46,494,215
Consolidated Edison, Inc. (a) 143,639 14,266,225
Cooper Cos., Inc. (The) *(a)(b) 145,544 11,928,786
COPT Defense Properties, REIT (a) 248,522 6,908,912
Corcept Therapeutics, Inc. *(a)(b) 82,380 2,866,824
Corebridge Financial, Inc. (a) 486,487 14,677,313
Corpay, Inc. *(a)(b) 31,863 9,588,533
Corteva, Inc. (a) 85,756 5,748,225
Crane Co. (a)(b) 83,679 15,432,918
Crowdstrike Holdings, Inc., Class
A *(a)(b) 2,984 1,398,780
Crown Holdings, Inc. (a)(b) 323,569 33,317,900
Cummins, Inc. (a)(b) 12,375 6,316,819
Curtiss-Wright Corp. (a)(b) 40,074 22,091,594
Danaher Corp. (a)(b) 146,986 33,648,035
Darden Restaurants, Inc. (a)(b) 78,954 14,529,115
Dayforce, Inc. *(a) 111,751 7,728,699
Deckers Outdoor Corp. *(a)(b) 83,257 8,631,253
Delta Air Lines, Inc. (a)(b) 255,046 17,700,192
DENTSPLY SIRONA, Inc. (a) 1,369,266 15,650,710
Devon Energy Corp. (a) 90,944 3,331,279
Dexcom, Inc. *(a)(b) 161,237 10,701,300
Docusign, Inc., Class A *(a)(b) 77,971 5,333,216
Dolby Laboratories, Inc., Class A
(a)(b) 67,343 4,324,767
Dollar General Corp. (a) 423,467 56,223,714
DoubleVerify Holdings, Inc. *(a)(b) 162,115 1,854,596
Dover Corp. (a)(b) 218,364 42,633,387
DR Horton, Inc. (a)(b) 288,697 41,581,029
DraftKings, Inc., Class A *(a)(b) 1,734,233 59,761,669
DTE Energy Co. (a) 96,904 12,498,678
Duolingo, Inc., Class A *(a)(b) 137,572 24,143,886
Eagle Materials, Inc. (a) 27,700 5,725,036
East West Bancorp, Inc. (a)(b) 156,095 17,543,517
Eaton Corp. plc (a) 6,674 2,125,736
Ecolab, Inc. (a)(b) 83,551 21,933,809
Edison International (a) 1,026,797 61,628,356
Edwards Lifesciences Corp. *(a) 178,137 15,186,179
Elastic NV *(a)(b) 528,208 39,848,012
Elevance Health, Inc. (a) 57,753 20,245,314
elf Beauty, Inc. *(a)(b) 109,389 8,317,940
EMCOR Group, Inc. (a)(b) 42,526 26,016,982
Encompass Health Corp. (a) 70,385 7,470,664
EnerSys (a) 29,343 4,306,085
Envista Holdings Corp. *(a)(b) 76,605 1,663,095
EPR Properties, REIT (a) 183,911 9,177,159
Equifax, Inc. (a)(b) 33,504 7,269,698
Equinix, Inc., REIT (a)(b) 44,101 33,788,422
Equitable Holdings, Inc. (a)(b) 112,029 5,338,182
Esab Corp. (a) 38,031 4,248,823
Essent Group Ltd. (a)(b) 145,132 9,435,031
Evercore, Inc., Class A (a)(b) 78,644 26,758,621
Everest Group Ltd. (a)(b) 141,268 47,939,296

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Exelixis, Inc. *(a)(b) 975,007 42,734,557
ExlService Holdings, Inc. *(a)(b) 541,689 22,989,281
Expedia Group, Inc. (a)(b) 168,269 47,672,290
Extra Space Storage, Inc., REIT (a) 52,748 6,868,845
Exxon Mobil Corp. (a)(b) 197,831 23,806,983
F&G Annuities & Life, Inc. 51,114 1,576,867
FactSet Research Systems, Inc.
(a)(b) 88,032 25,546,006
Federal Realty Investment Trust,
REIT (a) 187,183 18,868,046
Federated Hermes, Inc., Class B
(a)(b) 234,943 12,233,482
FedEx Corp. (a)(b) 229,909 66,411,514
Fidelity National Financial, Inc. (a)
(b) 851,912 46,505,876
First American Financial Corp. (a)
(b) 52,641 3,234,263
First Hawaiian, Inc. (a)(b) 334,837 8,471,376
First Industrial Realty Trust, Inc.,
REIT (a) 102,997 5,898,638
FirstCash Holdings, Inc. (a)(b) 65,315 10,409,905
Five Below, Inc. *(a)(b) 116,387 21,922,655
Flowserve Corp. (a) 137,539 9,542,456
Fluor Corp. *(a)(b) 443,702 17,583,910
Ford Motor Co. (a)(b) 2,215,603 29,068,711
Freeport-McMoRan, Inc. (a)(b) 581,516 29,535,198
Freshpet, Inc. *(a)(b) 255,732 15,581,751
Gap, Inc. (The) (a) 1,128,983 28,901,965
Garmin Ltd. (a)(b) 47,974 9,731,526
Gartner, Inc. *(a)(b) 196,015 49,450,664
Gates Industrial Corp. plc *(a)(b) 341,249 7,326,616
GE Aerospace (a) 64,391 19,834,360
GE HealthCare Technologies, Inc.
(a)(b) 75,177 6,166,018
GE Vernova, Inc. (a) 41,698 27,252,562
General Dynamics Corp. (a)(b) 72,550 24,424,683
General Mills, Inc. (a)(b) 462,369 21,500,159
General Motors Co. (a)(b) 600,517 48,834,042
Genpact Ltd. (a)(b) 862,515 40,348,452
Genuine Parts Co. (a) 47,087 5,789,818
GFL Environmental, Inc. (a) 196,343 8,434,216
GLOBALFOUNDRIES, Inc. *(a)(b) 139,920 4,886,006
GoDaddy, Inc., Class A *(a)(b) 243,309 30,189,781
Goodyear Tire & Rubber Co. (The)
*(a) 129,592 1,135,226
Graham Holdings Co., Class B (a)
(b) 6,904 7,584,734
Grand Canyon Education, Inc. *(a)
(b) 28,585 4,753,971
Graphic Packaging Holding Co. (a) 864,025 13,012,217
Greif, Inc., Class A (a) 172,237 11,660,445
GSK plc (2)(a) 853,071 20,914,926
Guidewire Software, Inc. *(a)(b) 130,865 26,305,174
H&R Block, Inc. (a)(b) 322,961 14,074,640
Haemonetics Corp. *(a)(b) 547,270 43,863,691
Halozyme Therapeutics, Inc. *(a)(b) 83,148 5,595,860
Hanover Insurance Group, Inc.
(The) (a) 24,137 4,411,519
Hasbro, Inc. (a)(b) 331,082 27,148,724
Hayward Holdings, Inc. *(a)(b) 118,099 1,824,630
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
HCA Healthcare, Inc. (a) 10,176 4,750,767
HealthEquity, Inc. *(a)(b) 404,423 37,049,191
Hewlett Packard Enterprise Co. (a) 109,184 2,622,600
Hilton Worldwide Holdings, Inc. (a)
(b) 60,207 17,294,461
Holcim AG (2)(a) 483,772 47,095,358
Home BancShares, Inc. (a)(b) 67,966 1,888,095
Host Hotels & Resorts, Inc., REIT
(a) 590,315 10,466,285
HP, Inc. (a)(b) 1,048,179 23,353,428
HubSpot, Inc. *(a)(b) 96,113 38,570,147
Huntington Bancshares, Inc. (a) 1,126,097 19,537,783
Huntington Ingalls Industries, Inc.
(a)(b) 107,054 36,405,854
Illumina, Inc. *(a)(b) 169,518 22,233,981
Incyte Corp. *(a)(b) 352,521 34,818,499
Ingredion, Inc. (a) 153,268 16,899,330
Insulet Corp. *(a)(b) 37,009 10,519,438
International Business Machines
Corp. (a)(b) 43,676 12,937,268
Intuit, Inc. (a)(b) 11,717 7,761,575
Invesco Ltd. (a)(b) 571,854 15,022,605
Invitation Homes, Inc., REIT (a) 495,068 13,757,940
IPG Photonics Corp. *(a)(b) 42,518 3,044,289
IQVIA Holdings, Inc. *(a)(b) 167,540 37,765,191
Iron Mountain, Inc., REIT (a) 218,520 18,126,234
ITT, Inc. (a)(b) 114,604 19,884,940
Jacobs Solutions, Inc. (a) 30,757 4,074,072
Janus Henderson Group plc (a)(b) 287,160 13,660,201
Jazz Pharmaceuticals plc *(a)(b) 112,275 19,086,750
JB Hunt Transport Services, Inc.
(a)(b) 340,016 66,078,709
Jefferies Financial Group, Inc. (a)(b) 188,826 11,701,547
Johnson & Johnson (a) 79,011 16,351,326
Jones Lang LaSalle, Inc. *(a) 52,431 17,641,459
KB Home (a)(b) 82,686 4,664,317
Kemper Corp. (a)(b) 398,705 16,163,501
Keurig Dr Pepper, Inc. (a) 1,008,529 28,248,897
KeyCorp (a)(b) 271,492 5,603,595
Kinder Morgan, Inc. (a)(b) 1,315,757 36,170,160
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 390,404 20,410,321
Kyndryl Holdings, Inc. *(a)(b) 678,785 18,028,530
Lamar Advertising Co., Class A,
REIT (a)(b) 184,176 23,312,998
Landstar System, Inc. (a) 42,582 6,119,033
Las Vegas Sands Corp. (a)(b) 752,391 48,973,130
Lear Corp. (a) 106,077 12,156,424
Leidos Holdings, Inc. (a) 74,454 13,431,502
Leonardo DRS, Inc. (a)(b) 145,052 4,944,823
Lincoln Electric Holdings, Inc. (a) 73,544 17,624,084
Littelfuse, Inc. (a)(b) 26,757 6,767,380
LivaNova plc *(a)(b) 218,583 13,449,412
Lockheed Martin Corp. (a)(b) 74,368 35,969,571
Loews Corp. (a)(b) 65,745 6,923,606
Louisiana-Pacific Corp. (a)(b) 133,905 10,814,168
Lyft, Inc., Class A *(a)(b) 1,015,037 19,661,267
LyondellBasell Industries NV, Class
A (a)(b) 262,375 11,360,838
Macy's, Inc. (a) 128,604 2,835,718

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Manhattan Associates, Inc. *(a)(b) 221,604 38,406,189
ManpowerGroup, Inc. (a)(b) 53,938 1,603,577
MarketAxess Holdings, Inc. (a)(b) 228,101 41,343,306
Marvell Technology, Inc. (a) 81,641 6,937,852
Marzetti Co. (The) (a)(b) 30,101 4,949,206
Masimo Corp. *(a)(b) 77,737 10,110,474
Matador Resources Co. (a)(b) 291,810 12,384,416
Match Group, Inc. (a) 339,794 10,971,948
Mattel, Inc. *(a)(b) 394,117 7,819,281
McKesson Corp. (a) 16,772 13,757,904
Medical Properties Trust, Inc., REIT
(a) 1,765,105 8,825,525
Medpace Holdings, Inc. *(a)(b) 68,665 38,565,697
Medtronic plc (a) 166,708 16,013,970
Merck & Co., Inc. (a)(b) 435,488 45,839,467
Meta Platforms, Inc., Class A (a) 20,213 13,342,399
MetLife, Inc. (a)(b) 266,395 21,029,221
MGIC Investment Corp. (a)(b) 1,011,985 29,570,202
MGM Resorts International *(a)(b) 1,231,005 44,919,372
Micron Technology, Inc. (a)(b) 96,208 27,458,725
Microsoft Corp. (a)(b) 61,150 29,573,363
Mohawk Industries, Inc. *(a)(b) 147,543 16,126,450
Molina Healthcare, Inc. *(a)(b) 53,904 9,354,500
MongoDB, Inc., Class A *(a)(b) 42,561 17,862,426
Morningstar, Inc. (a) 75,564 16,420,813
Mosaic Co. (The) (a)(b) 902,856 21,749,801
MSCI, Inc., Class A (a) 20,247 11,616,311
Mueller Industries, Inc. (a)(b) 336,615 38,643,402
Murphy USA, Inc. (a)(b) 64,927 26,199,343
Nasdaq, Inc. (a) 183,259 17,799,947
Natera, Inc. *(a)(b) 130,545 29,906,554
National Fuel Gas Co. (a) 131,324 10,513,799
Nestle SA (Registered) (2)(a) 366,898 36,417,973
Neurocrine Biosciences, Inc. *(a)(b) 238,604 33,841,205
New York Times Co. (The), Class
A (a) 438,922 30,469,965
Newell Brands, Inc. (a)(b) 2,863,436 10,651,982
NewMarket Corp. (a) 3,120 2,144,251
Newmont Corp. (a)(b) 381,746 38,117,338
News Corp., Class A (a)(b) 821,830 21,466,200
Nexstar Media Group, Inc., Class
A (a)(b) 28,882 5,864,490
NNN REIT, Inc., REIT (a)(b) 185,826 7,364,284
Northern Trust Corp. (a)(b) 14,002 1,912,533
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 1,597,906 35,665,262
Novartis AG (Registered) (2)(a) 701,058 96,602,983
Nucor Corp. (a) 56,736 9,254,209
Nutanix, Inc., Class A *(a)(b) 911,881 47,135,129
NVIDIA Corp. (a) 92,962 17,337,413
Occidental Petroleum Corp. (a) 316,632 13,019,908
Okta, Inc., Class A *(a)(b) 49,522 4,282,167
Old Republic International Corp. (a) 561,992 25,649,315
Omega Healthcare Investors, Inc.,
REIT (a)(b) 318,647 14,128,808
Omnicom Group, Inc. (a)(b) 453,638 36,631,269
OneMain Holdings, Inc. (a)(b) 130,848 8,838,782
Oracle Corp. (a) 23,811 4,641,002
O'Reilly Automotive, Inc. *(a)(b) 214,680 19,580,963
Organon & Co. (a)(b) 1,409,858 10,108,682
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Oshkosh Corp. (a)(b) 125,852 15,810,787
Otis Worldwide Corp. (a)(b) 222,965 19,475,993
Ovintiv, Inc. (a)(b) 650,011 25,473,931
Owens Corning (a) 42,444 4,749,908
PACCAR, Inc. (a) 167,927 18,389,686
Packaging Corp. of America (a) 87,211 17,985,525
Palantir Technologies, Inc., Class
A *(a)(b) 89,505 15,909,514
Palo Alto Networks, Inc. *(a)(b) 199,978 36,835,948
Paramount Skydance Corp., Class
B (a) 23,764 318,438
Paylocity Holding Corp. *(a)(b) 113,166 17,257,815
PayPal Holdings, Inc. (a)(b) 395,696 23,100,732
PBF Energy, Inc., Class A (a)(b) 337,885 9,163,441
Penn Entertainment, Inc. *(a)(b) 134,003 1,976,544
Penske Automotive Group, Inc. (a)
(b) 60,082 9,510,380
Pentair plc (a)(b) 45,502 4,738,578
PepsiCo, Inc. (a)(b) 416,426 59,765,460
Pfizer, Inc. (a) 278,877 6,944,037
PG&E Corp. (a) 6,023,313 96,794,639
Philip Morris International, Inc. (a)
(b) 365,533 58,631,493
Phillips 66 (a)(b) 294,949 38,060,219
Pilgrim's Pride Corp. (a)(b) 242,767 9,465,485
Pinnacle Financial Partners, Inc.
(a)(b) 695,381 66,346,301
Pinterest, Inc., Class A *(a) 181,248 4,692,511
PNC Financial Services Group, Inc.
(The) (a)(b) 288,110 60,137,200
Polaris, Inc. (a)(b) 183,471 11,604,541
Popular, Inc. (a)(b) 93,702 11,667,773
Portland General Electric Co. (a) 56,729 2,722,425
Primerica, Inc. (a) 3 775
Principal Financial Group, Inc. (a)
(b) 249,434 22,002,573
Procter & Gamble Co. (The) (a)(b) 176,017 25,224,996
Progressive Corp. (The) (a) 158,878 36,179,698
Prologis, Inc., REIT (a)(b) 248,003 31,660,063
Prosperity Bancshares, Inc. (a)(b) 459,112 31,729,230
Prudential Financial, Inc. (a)(b) 82,951 9,363,509
Public Storage, REIT (a)(b) 170,815 44,326,493
Pure Storage, Inc., Class A *(a)(b) 327,845 21,968,893
QUALCOMM, Inc. (a) 33,691 5,762,846
Qualys, Inc. *(a)(b) 20,029 2,661,854
Ralph Lauren Corp., Class A (a) 38,694 13,682,585
Raymond James Financial, Inc. (a) 17,847 2,866,050
RBC Bearings, Inc. *(a)(b) 11,472 5,144,389
Regency Centers Corp., REIT (a) 91,845 6,340,060
Regeneron Pharmaceuticals, Inc.
(a)(b) 72,393 55,877,985
Regions Financial Corp. (a)(b) 324,174 8,785,115
Reinsurance Group of America, Inc.
(a)(b) 148,330 30,179,222
RenaissanceRe Holdings Ltd. (a) 70,314 19,769,484
Reynolds Consumer Products, Inc.
(a)(b) 330,805 7,582,051
Robert Half, Inc. (a)(b) 74,462 2,022,388
ROBLOX Corp., Class A *(a)(b) 625,772 50,706,305
Roche Holding AG (2)(a) 40,504 16,726,948

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Roku, Inc., Class A *(a)(b) 238,902 25,918,478
Roper Technologies, Inc. (a) 61,661 27,447,161
Ross Stores, Inc. (a) 34,634 6,238,969
Royalty Pharma plc, Class A (a)(b) 273,232 10,557,684
RPM International, Inc. (a)(b) 52,118 5,420,272
Rubrik, Inc., Class A *(a) 1 76
Ryder System, Inc. (a)(b) 86,868 16,625,667
Salesforce, Inc. (a)(b) 106,278 28,154,105
Sandisk Corp. *(a)(b) 21,844 5,185,329
Sanofi SA (2)(a) 271,831 26,301,070
Sarepta Therapeutics, Inc. *(a)(b) 279,117 6,006,598
SBA Communications Corp., REIT
(a) 62,566 12,102,141
Schneider National, Inc., Class B
(a) 10 265
Science Applications International
Corp. (a)(b) 69,430 6,988,824
Seagate Technology Holdings plc
(a)(b) 102,118 28,122,276
SEI Investments Co. (a) 3 246
Selective Insurance Group, Inc. (a)
(b) 537,392 44,963,589
SentinelOne, Inc., Class A *(a)(b) 583,431 8,751,465
Service Corp. International (a) 64,753 5,048,791
ServiceNow, Inc. *(a)(b) 282,505 43,276,941
Signify NV (2)(c) 95,599 2,350,922
Silicon Laboratories, Inc. *(a)(b) 66,647 8,710,763
Simon Property Group, Inc., REIT
(a) 85,071 15,747,493
Simpson Manufacturing Co., Inc. (a) 5,177 835,930
Sirius XM Holdings, Inc. (a)(b) 292,237 5,843,279
SiteOne Landscape Supply, Inc.
*(a)(b) 70,563 8,789,327
Smurfit WestRock plc (a)(b) 731,980 28,305,667
Snap, Inc., Class A *(a) 551,955 4,454,277
Snowflake, Inc., Class A *(a)(b) 127,747 28,022,582
Sonoco Products Co. (a)(b) 186,925 8,157,407
SOUTHSTATE BANK Corp. (a)(b) 145,825 13,723,591
Sprouts Farmers Market, Inc. *(a)
(b) 131,156 10,449,199
SS&C Technologies Holdings, Inc.
(a)(b) 179,679 15,707,538
State Street Corp. (a) 58,608 7,561,018
STERIS plc (a)(b) 118,621 30,072,796
Stifel Financial Corp. (a)(b) 308,094 38,579,531
Synaptics, Inc. *(a) 27,263 2,018,007
Synchrony Financial (a)(b) 137,201 11,446,679
Take-Two Interactive Software, Inc.
*(a)(b) 79,349 20,315,724
Tapestry, Inc. (a)(b) 283,607 36,236,466
Target Corp. (a)(b) 176,772 17,279,463
Taylor Morrison Home Corp., Class
A *(a)(b) 441,741 26,005,293
TD SYNNEX Corp. (a)(b) 89,960 13,514,691
Teleflex, Inc. (a)(b) 285,164 34,801,415
Tenet Healthcare Corp. *(a)(b) 258,955 51,459,538
Teradata Corp. *(a)(b) 174,976 5,326,269
Teradyne, Inc. (a) 50,367 9,749,037
Texas Capital Bancshares, Inc. *(a)
(b) 350,248 31,711,454
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Texas Pacific Land Corp. (a)(b) 21,687 6,228,940
Texas Roadhouse, Inc., Class A (a)
(b) 305,679 50,742,714
Textron, Inc. (a)(b) 307,496 26,804,426
TJX Cos., Inc. (The) (a)(b) 552,056 84,801,321
Toll Brothers, Inc. (a)(b) 160,843 21,749,190
Toro Co. (The) (a) 182,431 14,360,968
Tradeweb Markets, Inc., Class A
(a)(b) 124,170 13,353,242
TransUnion (a)(b) 58,140 4,985,505
Travel + Leisure Co. (a) 194,834 13,741,642
Travelers Cos., Inc. (The) (a)(b) 81,823 23,733,579
Trex Co., Inc. *(a)(b) 748,176 26,246,014
Truist Financial Corp. (a)(b) 337,373 16,602,125
Tyson Foods, Inc., Class A (a)(b) 861,644 50,509,571
Uber Technologies, Inc. *(a)(b) 246,064 20,105,889
Union Pacific Corp. (a)(b) 89,759 20,763,052
United Airlines Holdings, Inc. *(a) 176,517 19,738,131
United Bankshares, Inc. (a) 56,149 2,156,122
United Parcel Service, Inc., Class
B (a)(b) 283,341 28,104,594
United Therapeutics Corp. *(a)(b) 74,030 36,071,118
Universal Health Services, Inc.,
Class B (a)(b) 40,128 8,748,707
Unum Group (a)(b) 154,517 11,975,068
US Bancorp (a) 115,235 6,148,940
US Foods Holding Corp. *(a)(b) 138,265 10,414,120
Veeva Systems, Inc., Class A *(a)
(b) 109,671 24,481,857
Ventas, Inc., REIT (a) 288,024 22,287,297
Veralto Corp. (a) 130,061 12,977,487
VeriSign, Inc. (a)(b) 288,338 70,051,717
Verisk Analytics, Inc., Class A (a)(b) 97,221 21,747,365
Verizon Communications, Inc. (a)(b) 525,259 21,393,799
Vertiv Holdings Co., Class A (a)(b) 128,869 20,878,067
VF Corp. (a) 612,393 11,072,065
Viking Holdings Ltd. *(a)(b) 497,082 35,496,626
Virtu Financial, Inc., Class A (a)(b) 152,415 5,078,468
Visteon Corp. (a) 26 2,473
Walmart, Inc. (a)(b) 884,116 98,499,363
Walt Disney Co. (The) (a)(b) 21,590 2,456,294
Watts Water Technologies, Inc.,
Class A (a)(b) 17,063 4,709,729
Weatherford International plc (a)(b) 104,551 8,182,161
Wells Fargo & Co. (a) 8 746
WESCO International, Inc. (a) 50,387 12,326,676
West Pharmaceutical Services, Inc.
(a)(b) 76,883 21,153,589
Western Alliance Bancorp (a)(b) 93,214 7,836,501
Western Digital Corp. (a)(b) 123,775 21,322,719
Westinghouse Air Brake
Technologies Corp. (a)(b) 133,182 28,427,698
WEX, Inc. *(a)(b) 14,732 2,194,773
Williams Cos., Inc. (The) (a)(b) 118,921 7,148,341
Williams-Sonoma, Inc. (a) 52,674 9,407,050
Woodward, Inc. (a)(b) 12,618 3,814,674
Workday, Inc., Class A *(a)(b) 45,970 9,873,437
Zebra Technologies Corp., Class
A *(a) 17,111 4,154,893

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.7% (continued)
Zoom Communications, Inc., Class
A *(a)(b) 389,376 33,599,255
Zscaler, Inc. *(a)(b) 99,279 22,329,833
9,056,967,878
TOTAL COMMON STOCKS
(Cost $13,421,508,514) 15,278,788,612
SHORT-TERM INVESTMENTS - 68.4%
INVESTMENT COMPANIES - 28 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 6,448,163 6,448,163
Limited Purpose Cash Investment
Fund, 3.78% (d)(f) 2,255,270,811 2,255,270,811
TOTAL INVESTMENT COMPANIES
(Cost $2,261,619,034) 2,261,718,974
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40 .0%
U.S. Treasury Bills
4.20%, 1/2/2026 (2)(g) $ 150,000,000 150,000,000
4.23%, 1/8/2026 (2)(g) 150,000,000 149,913,170
4.21%, 1/15/2026 (2)(g) 160,000,000 159,795,509
4.20%, 1/22/2026 (2)(g) 90,000,000 89,822,334
4.21%, 1/29/2026 (2)(g) 120,000,000 119,683,105
4.01%, 2/5/2026 (2)(g) 175,000,000 174,414,699
4.03%, 2/19/2026 (2)(g) 180,000,000 179,144,779
3.99%, 2/26/2026 (2)(g) 180,000,000 179,013,101
3.96%, 3/5/2026 (2)(g) 130,000,000 129,208,639
3.80%, 3/12/2026 (2)(g) 250,000,000 248,300,694
3.78%, 3/19/2026 (2)(g) 120,000,000 119,106,586
3.79%, 3/26/2026 (2)(g) 200,000,000 198,378,130
3.79%, 4/2/2026 (2)(g) 180,000,000 178,400,889
3.77%, 4/9/2026 (2)(g) 180,000,000 178,275,308
3.75%, 4/16/2026 (2)(g) 180,000,000 178,167,494
3.73%, 4/23/2026 (2)(g)(h) 186,194,000 184,165,979
3.71%, 4/30/2026 (2)(g)(h) 165,908,000 163,990,382
3.77%, 5/7/2026 (2)(g)(h) 90,000,000 88,895,862
3.78%, 5/21/2026 (2)(g)(h) 81,848,000 80,740,896
3.70%, 6/4/2026 (2)(g) 170,000,000 167,483,080
3.65%, 6/11/2026 (2)(g)(h) 73,418,000 72,282,251
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,187,540,224) 3,189,182,887
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,449,159,258) 5,450,901,861
TOTAL LONG POSITIONS
(Cost $18,870,667,772) 20,729,690,473
SHARES
SHORT POSITIONS - (175.5)%
COMMON STOCKS - (174.8)%
Australia - ( 5 .6 ) %
ALS Ltd. (2) (545,647) (7,993,532)
Ampol Ltd. (2) (1,131,067) (24,039,057)
APA Group (2) (256,034) (1,529,857)
Atlas Arteria Ltd. (2) (573,609) (1,865,681)
BlueScope Steel Ltd. (2) (202,094) (3,226,947)
CAR Group Ltd. (2) (33,412) (684,320)
INVESTMENTS SHARES VALUE ($)
Australia - (5.6)% (continued)
Cleanaway Waste Management
Ltd. (2) (999,117) (1,722,509)
Cochlear Ltd. (2) (119,050) (20,669,372)
Coles Group Ltd. (2) (254,043) (3,631,104)
Commonwealth Bank of Australia
(2) (321,996) (34,369,550)
CSL Ltd. (2) (199,792) (22,992,361)
Domino's Pizza Enterprises Ltd. (2) (305,511) (4,272,087)
Endeavour Group Ltd. (2) (1,263,099) (3,079,605)
Glencore plc (2) (1,491,381) (8,152,875)
IDP Education Ltd. (2) (1,650,609) (6,342,889)
Insurance Australia Group Ltd. (2) (393,805) (2,090,007)
Lendlease Corp. Ltd. (2) (214,321) (740,537)
Macquarie Group Ltd. (2) (209,162) (28,264,099)
Medibank Pvt Ltd. (2) (3,357,931) (10,716,378)
National Australia Bank Ltd. (2) (179,312) (5,041,671)
New Hope Corp. Ltd. (2) (995,631) (2,670,971)
NEXTDC Ltd. (2) (3,097,326) (25,788,260)
PLS Group Ltd. (2) (822,978) (2,305,437)
Ramsay Health Care Ltd. (2) (866,886) (19,821,803)
REA Group Ltd. (2) (23,558) (2,871,838)
Reece Ltd. (2) (948,883) (8,446,283)
Rio Tinto plc (2) (521,889) (42,038,704)
Santos Ltd. (2) (1,154,789) (4,742,937)
Sonic Healthcare Ltd. (2) (146,983) (2,213,121)
Telix Pharmaceuticals Ltd. (2) (2,250,894) (16,826,422)
Transurban Group (2) (38) (360)
Treasury Wine Estates Ltd. (2) (6,350,667) (22,160,001)
Washington H Soul Pattinson & Co.
Ltd. (2) (452,799) (11,203,760)
WiseTech Global Ltd. (2) (389,823) (17,723,126)
Woodside Energy Group Ltd. (2) (2,965,174) (46,234,811)
Woolworths Group Ltd. (2) (1,542,552) (30,180,036)
(446,652,308)
Austria - ( 0 .1 ) %
Mondi plc (2) (514,659) (6,278,946)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (49,536) (8,922,490)
Elia Group SA/NV (2) (21,954) (2,825,102)
Lotus Bakeries NV (2) (934) (8,597,121)
(20,344,713)
Canada - ( 6 .0 ) %
Agnico Eagle Mines Ltd. (21) (3,561)
Air Canada (4,860) (68,303)
Algonquin Power & Utilities Corp. (1,522,878) (9,364,388)
Alimentation Couche-Tard, Inc. (158,285) (8,644,526)
Bank of Montreal (111,092) (14,427,270)
BCE, Inc. (1,269,687) (30,286,367)
Bombardier, Inc., Class B (60,388) (10,273,285)
Brookfield Asset Management Ltd.,
Class A (58,780) (3,079,146)
Brookfield Corp., Class A (315,412) (14,481,996)
Brookfield Renewable Corp. (49,457) (1,897,134)
CAE, Inc. (325,513) (9,899,029)
Cameco Corp. (411,920) (37,718,193)
Canadian Imperial Bank of
Commerce (280,262) (25,407,454)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.0)% (continued)
Canadian Tire Corp. Ltd., Class A (59,200) (7,502,275)
Capital Power Corp. (373,433) (15,929,840)
Capstone Copper Corp. (194,786) (1,955,594)
CGI, Inc. (30,994) (2,862,861)
Dollarama, Inc. (10,950) (1,636,576)
Element Fleet Management Corp. (175,243) (4,602,754)
Enbridge, Inc. (645,780) (30,902,212)
Equinox Gold Corp. (143,890) (2,022,249)
Fortis, Inc. (172,344) (8,960,306)
Franco-Nevada Corp. (21,439) (4,443,998)
Gildan Activewear, Inc. (283,394) (17,713,286)
Hydro One Ltd. (c) (178,770) (7,116,675)
IGM Financial, Inc. (22,518) (1,014,052)
Keyera Corp. (385,025) (12,342,793)
Nutrien Ltd. (114,613) (7,074,433)
Open Text Corp. (393,342) (12,810,016)
Pembina Pipeline Corp. (40,129) (1,528,793)
RB Global, Inc. (96,229) (9,907,195)
Restaurant Brands International,
Inc. (369,574) (25,218,973)
Rogers Communications, Inc.,
Class B (1,186,845) (44,800,146)
Royal Bank of Canada (38,091) (6,493,689)
Shopify, Inc., Class A (103,287) (16,630,671)
TC Energy Corp. (486,392) (26,783,365)
Thomson Reuters Corp. (111,064) (14,656,677)
Whitecap Resources, Inc. (2,082,160) (17,445,514)
WSP Global, Inc. (35,608) (6,447,343)
(474,352,938)
Chile - ( 0 .9 ) %
Antofagasta plc (2) (541,865) (23,801,701)
Lundin Mining Corp. (2,275,355) (48,903,845)
(72,705,546)
Denmark - ( 2 .3 ) %
Ambu A/S, Class B (2) (69,625) (959,406)
Carlsberg A/S, Class B (2) (153,621) (20,106,449)
Coloplast A/S, Class B (2) (140,768) (12,068,781)
Demant A/S (2) (44,136) (1,487,140)
DSV A/S (2) (236,501) (59,564,321)
Novo Nordisk A/S, Class B (2) (804,885) (40,822,543)
Novonesis Novozymes, Class B (2) (506,028) (32,375,939)
Tryg A/S (2) (532,218) (13,918,248)
(181,302,827)
Finland - ( 0 .7 ) %
Kesko OYJ, Class B (2) (33,803) (762,741)
Metso OYJ (2) (962,093) (16,739,616)
Neste OYJ (2) (217,049) (4,910,326)
Nokia OYJ (2) (2,801,232) (18,059,747)
Orion OYJ, Class B (2) (93,088) (6,945,077)
Stora Enso OYJ, Class R (2) (393,480) (4,912,850)
UPM-Kymmene OYJ (2) (134,983) (3,902,281)
Valmet OYJ (2) (66,413) (2,194,801)
(58,427,439)
INVESTMENTS SHARES VALUE ($)
France - ( 5 .6 ) %
Accor SA (2) (336,044) (18,944,968)
Aeroports de Paris SA (2) (63,774) (8,322,238)
Air Liquide SA (2) (57,690) (10,843,064)
Airbus SE (2) (131,519) (30,541,867)
Alstom SA (2) (481,355) (14,200,894)
Arkema SA (2) (93,084) (5,672,883)
AXA SA (2) (795,369) (38,162,636)
BioMerieux (2) (156,835) (20,293,631)
Bollore SE (2) (607,951) (3,416,708)
Bureau Veritas SA (2) (592,937) (18,863,004)
Capgemini SE (2) (171,682) (28,507,493)
Cie de Saint-Gobain SA (2) (372,426) (37,872,711)
Cie Generale des Etablissements
Michelin SCA (2) (909,237) (30,137,746)
Dassault Systemes SE (2) (140,593) (3,927,923)
Edenred SE (2) (346,197) (7,653,018)
EssilorLuxottica SA (2) (108,582) (34,333,404)
FDJ UNITED (2) (86,183) (2,385,611)
Getlink SE (2) (239,082) (4,413,224)
Kering SA (2) (23,419) (8,183,484)
L'Oreal SA (2) (35,750) (15,348,046)
Pernod Ricard SA (2) (308,359) (26,403,653)
Publicis Groupe SA (2) (269,845) (28,022,788)
Remy Cointreau SA (2) (106,083) (4,544,414)
Renault SA (2) (57,460) (2,378,400)
Rexel SA (2) (176,251) (6,912,944)
Sartorius Stedim Biotech (2) (50,636) (12,437,296)
SEB SA (2) (13,322) (767,829)
Sodexo SA (2) (150,231) (7,697,239)
Technip Energies NV (2) (81,182) (3,091,561)
Teleperformance SE (2) (170,825) (12,362,584)
(446,643,261)
Germany - ( 3 .5 ) %
Aurubis AG (2) (40,552) (5,869,961)
BASF SE (2) (638,388) (33,591,084)
Beiersdorf AG (2) (109,738) (12,051,124)
Brenntag SE (2) (96,506) (5,601,604)
Carl Zeiss Meditec AG (2) (48,685) (2,262,640)
CTS Eventim AG & Co. KGaA (2) (160,282) (14,672,590)
Deutsche Post AG (2) (318,776) (17,381,487)
Hannover Rueck SE (2) (27,791) (8,648,040)
Heidelberg Materials AG (2) (76,205) (19,756,683)
Infineon Technologies AG (2) (422,005) (18,412,484)
KION Group AG (2) (97,276) (7,686,478)
Merck KGaA (2) (235,081) (33,551,526)
MTU Aero Engines AG (2) (31,127) (12,903,019)
Rheinmetall AG (2) (8,442) (15,401,541)
SAP SE (2) (194,769) (47,322,738)
Siemens Energy AG (2) (2,660) (373,168)
Siemens Healthineers AG (2)(c) (145,761) (7,640,447)
Symrise AG, Class A (2) (94,804) (7,681,167)
TeamViewer SE (2)(c) (503,597) (3,545,593)
Wacker Chemie AG (2) (33,519) (2,707,270)
(277,060,644)
Italy - ( 3 .0 ) %
BPER Banca SpA (2) (6,775,603) (91,555,197)
Brunello Cucinelli SpA (2) (196,510) (22,539,238)
Coca-Cola HBC AG (2) (115,517) (5,976,108)

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.0)% (continued)
Davide Campari-Milano NV (2) (277,135) (1,790,375)
ERG SpA (2) (114,587) (2,948,307)
Ferrari NV (2) (95,143) (35,356,498)
Infrastrutture Wireless Italiane SpA
(2)(c) (356,171) (3,296,076)
Interpump Group SpA (2) (41,232) (2,242,894)
Italgas SpA (2) (350,154) (3,905,477)
Moncler SpA (2) (274,290) (17,532,677)
Prysmian SpA (2) (324,765) (32,397,697)
Recordati Industria Chimica e
Farmaceutica SpA (2) (109,382) (6,209,485)
Terna - Rete Elettrica Nazionale (2) (1,273,160) (13,544,771)
(239,294,800)
Japan - ( 20 .1 ) %
Allegro MicroSystems, Inc. (69,773) (1,840,612)
Asics Corp. (2) (611,300) (14,675,155)
Azbil Corp. (2) (1,073,000) (9,758,090)
Bridgestone Corp. (2) (449,800) (10,120,177)
Capcom Co. Ltd. (2) (501,200) (11,642,396)
Chiba Bank Ltd. (The) (2) (3,156,300) (35,225,337)
Chugai Pharmaceutical Co. Ltd. (2) (1,281,000) (67,203,270)
Daifuku Co. Ltd. (2) (1,097,900) (34,557,154)
Daikin Industries Ltd. (2) (89,700) (11,471,896)
Daiwa Securities Group, Inc. (2) (1,273,800) (11,163,323)
Denso Corp. (2) (275,600) (3,806,620)
Dentsu Group, Inc. (2) (230,600) (4,894,085)
Ebara Corp. (2) (596,000) (14,047,582)
Eisai Co. Ltd. (2) (122,500) (3,637,130)
Fuji Electric Co. Ltd. (2) (228,700) (17,343,482)
FUJIFILM Holdings Corp. (2) (584,900) (12,410,649)
Fujikura Ltd. (2) (47,800) (5,300,802)
Hoshizaki Corp. (2) (233,400) (7,774,328)
Ibiden Co. Ltd. (2) (1,079,400) (46,621,341)
Idemitsu Kosan Co. Ltd. (2) (898,300) (6,801,277)
Isuzu Motors Ltd. (2) (1,610,200) (25,130,595)
ITOCHU Corp. (2) (2,976,000) (37,607,154)
Japan Post Insurance Co. Ltd. (2) (225,000) (6,766,551)
JFE Holdings, Inc. (2) (127,500) (1,625,484)
Kawasaki Heavy Industries Ltd. (2) (94,200) (6,247,015)
Kawasaki Kisen Kaisha Ltd. (2) (1,446,300) (20,132,822)
KDDI Corp. (2) (1,102,700) (19,085,205)
Keisei Electric Railway Co. Ltd. (2) (881,700) (7,237,995)
Keyence Corp. (2) (47,500) (17,181,938)
Kikkoman Corp. (2) (1,555,300) (14,123,074)
Konami Group Corp. (2) (68,100) (9,248,476)
Kubota Corp. (2) (1,845,000) (26,144,897)
Kyocera Corp. (2) (778,300) (10,910,762)
Kyoto Financial Group, Inc. (2) (134,900) (2,954,457)
Kyowa Kirin Co. Ltd. (2) (418,100) (6,729,198)
Lasertec Corp. (2) (73,500) (14,004,883)
M3, Inc. (2) (3,952,100) (53,166,907)
Makita Corp. (2) (187,200) (5,673,840)
MEIJI Holdings Co. Ltd. (2) (728,100) (16,182,279)
Mitsubishi Motors Corp. (2) (1,127,800) (2,681,262)
Mitsui Kinzoku Co. Ltd. (2) (30,700) (3,462,547)
Mitsui OSK Lines Ltd. (2) (786,200) (23,636,632)
MonotaRO Co. Ltd. (2) (1,284,300) (20,450,180)
MS&AD Insurance Group Holdings,
Inc. (2) (292,200) (6,859,987)
INVESTMENTS SHARES VALUE ($)
Japan - (20.1)% (continued)
NIDEC Corp. (2) (2,013,500) (27,339,340)
Nintendo Co. Ltd. (2) (88,100) (5,948,033)
Nippon Paint Holdings Co. Ltd. (2) (3,033,100) (20,308,834)
Nippon Sanso Holdings Corp. (2) (1,238,300) (36,993,073)
Nissan Chemical Corp. (2) (276,700) (9,508,190)
Nissan Motor Co. Ltd. (2) (8,079,000) (20,075,734)
Nissin Foods Holdings Co. Ltd. (2) (1,247,700) (23,192,486)
Nitori Holdings Co. Ltd. (2) (1,080,000) (18,850,482)
Nitto Denko Corp. (2) (1,066,300) (25,388,297)
Nomura Research Institute Ltd. (2) (372,700) (14,182,958)
Olympus Corp. (2) (2,853,700) (36,182,789)
Omron Corp. (2) (156,700) (3,964,492)
Ono Pharmaceutical Co. Ltd. (2) (420,000) (5,818,852)
Oriental Land Co. Ltd. (2) (1,427,900) (26,416,129)
Osaka Gas Co. Ltd. (2) (467,800) (16,254,589)
Otsuka Holdings Co. Ltd. (2) (118,400) (6,696,613)
Pan Pacific International Holdings
Corp. (2) (2,367,400) (14,102,375)
Renesas Electronics Corp. (2) (412,200) (5,645,843)
Resonac Holdings Corp. (2) (552,900) (23,053,416)
Ricoh Co. Ltd. (2) (726,400) (6,391,618)
Ryohin Keikaku Co. Ltd. (2) (1,144,200) (20,203,665)
Sanrio Co. Ltd. (2) (666,000) (20,839,295)
SCREEN Holdings Co. Ltd. (2) (828,600) (80,709,248)
Secom Co. Ltd. (2) (366,800) (13,033,942)
Seibu Holdings, Inc. (2) (211,100) (5,800,303)
Sekisui House Ltd. (2) (911,900) (20,347,458)
SG Holdings Co. Ltd. (1,733,900) (15,867,886)
Shimadzu Corp. (2) (421,400) (11,218,345)
Shimano, Inc. (2) (71,900) (7,518,655)
Shiseido Co. Ltd. (2) (709,800) (10,329,660)
SMC Corp. (2) (22,600) (7,819,620)
Sompo Holdings, Inc. (2) (186,700) (6,337,012)
Sumitomo Electric Industries Ltd.
(2) (322,400) (12,985,398)
Sumitomo Forestry Co. Ltd. (2) (774,700) (7,885,779)
Sumitomo Metal Mining Co. Ltd. (2) (62,600) (2,506,727)
Suntory Beverage & Food Ltd. (2) (102,300) (3,076,525)
Suzuki Motor Corp. (2) (3,316,600) (49,601,311)
Sysmex Corp. (2) (250,600) (2,460,941)
T&D Holdings, Inc. (2) (768,900) (17,748,636)
Takeda Pharmaceutical Co. Ltd. (2) (500,000) (15,532,634)
TDK Corp. (2) (232,700) (3,292,182)
TIS, Inc. (2) (107,100) (3,598,088)
Toei Animation Co. Ltd. (2) (217,400) (3,765,674)
Toho Co. Ltd. (363,900) (18,538,828)
Tokio Marine Holdings, Inc. (2) (394,200) (14,572,039)
Toyo Suisan Kaisha Ltd. (2) (90,600) (6,215,304)
Toyota Industries Corp. (2) (857,500) (97,211,814)
Trend Micro, Inc. (2) (158,800) (6,595,325)
Unicharm Corp. (1,772,600) (10,128,173)
West Japan Railway Co. (2) (140,000) (2,789,521)
Yakult Honsha Co. Ltd. (2) (974,200) (15,226,258)
Yamaha Motor Co. Ltd. (2) (5,580,900) (41,389,588)
Yaskawa Electric Corp. (2) (193,100) (5,870,507)
Zensho Holdings Co. Ltd. (2) (81,800) (4,687,425)
ZOZO, Inc. (2) (500,800) (4,130,013)
(1,603,686,768)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (28,638) (3,484,672)
Luxembourg - ( 0 .5 ) %
ArcelorMittal SA (2) (660,560) (30,332,597)
Eurofins Scientific SE (2) (123,952) (9,064,415)
(39,397,012)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (129,514) (5,775,089)
Netherlands - ( 1 .2 ) %
Akzo Nobel NV (2) (87,404) (6,081,615)
Arcadis NV (2) (158,458) (6,609,826)
BE Semiconductor Industries NV
(2) (32,261) (5,043,558)
EXOR NV (2) (57,944) (4,922,007)
Heineken Holding NV (2) (17,856) (1,307,539)
IMCD NV (2) (43,480) (3,946,350)
Koninklijke Philips NV (2) (253,671) (6,907,259)
Magnum Ice Cream Co. NV (The) (26,565) (421,643)
NXP Semiconductors NV (79,431) (17,241,293)
Randstad NV (2) (78,926) (2,996,431)
SBM Offshore NV (2) (113,602) (3,268,566)
Universal Music Group NV (2) (1,300,553) (33,905,203)
(92,651,290)
Norway - ( 0 .3 ) %
Mowi ASA (2) (374,635) (9,011,819)
Orkla ASA (2) (1,014,352) (11,295,562)
Salmar ASA (2) (92,769) (5,669,869)
Vend Marketplaces ASA (64,150) (1,781,944)
(27,759,194)
Poland - ( 0 .0 ) % †
InPost SA (2) (305,865) (3,758,689)
Portugal - ( 0 .3 ) %
Galp Energia SGPS SA (2) (963,228) (16,587,111)
Jeronimo Martins SGPS SA (2) (408,725) (9,726,163)
(26,313,274)
Singapore - ( 0 .4 ) %
CapitaLand Investment Ltd. (2) (1,853,000) (3,899,692)
Oversea-Chinese Banking Corp.
Ltd. (2) (28,300) (434,779)
Singapore Technologies
Engineering Ltd. (2) (2,452,000) (16,021,602)
STMicroelectronics NV (2) (315,892) (8,255,874)
(28,611,947)
South Africa - ( 0 .4 ) %
Anglo American plc (2) (797,406) (32,982,720)
Spain - ( 1 .4 ) %
Acciona SA (2) (21,532) (4,686,210)
Amadeus IT Group SA (2) (275,675) (20,402,993)
CaixaBank SA (2) (1,581,428) (19,334,737)
Cellnex Telecom SA (2)(c) (133,047) (4,284,335)
Endesa SA (185,228) (6,667,537)
Indra Sistemas SA (2) (192,059) (10,917,660)
Industria de Diseno Textil SA (2) (470,307) (31,023,652)
Redeia Corp. SA (2) (527,912) (9,410,966)
INVESTMENTS SHARES VALUE ($)
Spain - (1.4)% (continued)
Telefonica SA (2) (2,055,167) (8,436,361)
(115,164,451)
Sweden - ( 2 .4 ) %
AAK AB (2) (283,193) (8,076,049)
AddTech AB, Class B (2) (151,101) (5,321,567)
Assa Abloy AB, Class B (2) (5,731) (221,393)
Atlas Copco AB, Class A (2) (2,603,166) (46,343,067)
Beijer Ref AB, Class B (2) (101,205) (1,624,122)
Epiroc AB, Class A (2) (627,802) (14,151,838)
EQT AB (2) (203,392) (7,945,719)
H & M Hennes & Mauritz AB, Class
B (2) (1,351,378) (27,086,862)
Hexagon AB, Class B (2) (2,879,814) (33,920,478)
Holmen AB, Class B (2) (89,624) (3,437,845)
Indutrade AB (2) (150,502) (3,901,132)
Lifco AB, Class B (2) (235,681) (8,932,019)
Nibe Industrier AB, Class B (2) (4,391,660) (16,786,606)
Nordnet AB publ (2) (2,745) (80,071)
Securitas AB, Class B (2) (46,413) (738,111)
Skandinaviska Enskilda Banken AB,
Class A (2) (6) (127)
Svenska Cellulosa AB SCA, Class
B (2) (597,198) (7,919,943)
Tele2 AB, Class B (2) (115,200) (1,930,360)
(188,417,309)
Switzerland - ( 5 .0 ) %
Bachem Holding AG, Class B (2) (95,352) (7,142,526)
Banque Cantonale Vaudoise
(Registered) (2) (14,509) (1,834,226)
Barry Callebaut AG (Registered) (2) (25,712) (42,036,849)
Cie Financiere Richemont SA
(Registered) (2) (268,835) (57,974,549)
Clariant AG (Registered) (2) (211,902) (1,895,539)
EMS-Chemie Holding AG
(Registered) (2) (7,234) (4,990,240)
Georg Fischer AG (Registered) (2) (195,796) (13,116,881)
Helvetia Baloise Holding AG (2) (25,328) (6,661,596)
Julius Baer Group Ltd. (2) (164,380) (12,843,145)
Lonza Group AG (Registered) (2) (32,739) (22,073,286)
Partners Group Holding AG (2) (50,862) (62,406,739)
Schindler Holding AG (2) (25,078) (9,430,961)
SIG Group AG (2) (814,346) (11,615,767)
Sonova Holding AG (Registered) (2) (9,119) (2,358,782)
Straumann Holding AG (Registered)
(2) (237,453) (27,735,443)
Swatch Group AG (The) (2) (57,395) (12,067,639)
Swiss Life Holding AG (Registered)
(2) (685) (789,014)
Swisscom AG (Registered) (2) (68,717) (49,913,094)
Tecan Group AG (Registered) (2) (20,167) (3,237,843)
UBS Group AG (Registered) (2) (135,965) (6,278,130)
VAT Group AG (2)(c) (85,948) (41,263,630)
Ypsomed Holding AG (Registered)
(2) (4,674) (1,922,915)
(399,588,794)
Thailand - ( 0 .1 ) %
Fabrinet (22,353) (10,176,874)

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 5 .6 ) %
Ashtead Group plc (2) (119,758) (8,165,005)
Associated British Foods plc (2) (775,032) (22,137,492)
Babcock International Group plc (2) (48,271) (804,427)
BAE Systems plc (2) (266,467) (6,132,753)
Barratt Redrow plc (2) (2,045,038) (10,505,747)
Berkeley Group Holdings plc (2) (96,666) (5,087,648)
BT Group plc (2) (6,237,811) (15,453,813)
Bunzl plc (2) (626,033) (17,481,335)
Convatec Group plc (2)(c) (1,744,568) (5,695,864)
Croda International plc (2) (64,247) (2,330,744)
DCC plc (2) (91,574) (5,704,942)
Diageo plc (2) (558,823) (12,041,470)
Halma plc (2) (217,196) (10,309,180)
Harbour Energy plc (2) (1,001,590) (2,635,171)
Hikma Pharmaceuticals plc (2) (240,100) (5,005,351)
HSBC Holdings plc (2) (3,623,199) (57,014,445)
Inchcape plc (101,877) (1,056,030)
Informa plc (2) (851,462) (10,102,787)
J Sainsbury plc (3,620,784) (15,862,066)
JD Sports Fashion plc (2) (4,825,262) (5,469,374)
Legal & General Group plc (2) (4,528,400) (15,938,135)
Man Group plc (2) (314,999) (967,363)
Melrose Industries plc (2) (290,701) (2,292,743)
National Grid plc (2) (4,116,723) (63,144,282)
RELX plc (2) (168,634) (6,793,727)
Rentokil Initial plc (2) (787,598) (4,699,197)
RS GROUP plc (2) (285,710) (2,395,434)
Sage Group plc (The) (2) (136,569) (1,986,326)
Schroders plc (2) (631,568) (3,452,445)
Severn Trent plc (2) (371,172) (13,937,903)
Smith & Nephew plc (2) (1,119,278) (18,614,661)
Spirax Group plc (2) (78,529) (7,177,318)
SSE plc (2) (692,642) (20,306,820)
St James's Place plc (2) (533,623) (9,911,727)
Standard Chartered plc (2) (1,179,051) (28,769,364)
Tate & Lyle plc (2) (437,550) (2,205,938)
Unilever plc (2) (118,071) (7,714,427)
Whitbread plc (2) (182,693) (6,261,836)
Wise plc, Class A (2) (579,982) (6,948,200)
WPP plc (2) (740,471) (3,326,369)
(445,839,859)
United States - ( 108 .8 ) %
A O Smith Corp. (190,322) (12,728,735)
AAON, Inc. (257,568) (19,639,560)
Abbott Laboratories (679,375) (85,118,893)
AbbVie, Inc. (137,895) (31,507,629)
Acadia Healthcare Co., Inc. (887,726) (12,596,832)
Advanced Drainage Systems, Inc. (9,512) (1,377,623)
Advanced Micro Devices, Inc. (111,885) (23,961,292)
AECOM (243,560) (23,218,575)
Aegon Ltd. (2) (2,404,089) (18,694,926)
AeroVironment, Inc. (87,553) (21,178,195)
AES Corp. (The) (307,371) (4,407,700)
Agilent Technologies, Inc. (127,570) (17,358,450)
Air Products and Chemicals, Inc. (259,779) (64,170,608)
Alaska Air Group, Inc. (168,368) (8,468,910)
Albertsons Cos., Inc., Class A (1,017,138) (17,464,259)
Alcon AG (2) (135,774) (10,743,540)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Alexandria Real Estate Equities,
Inc., REIT (59,818) (2,927,493)
Alliant Energy Corp. (452,385) (29,409,549)
Allstate Corp. (The) (7,411) (1,542,600)
Ally Financial, Inc. (466,797) (21,141,236)
Alphabet, Inc., Class A (136,017) (42,573,321)
Altria Group, Inc. (44,937) (2,591,067)
Amcor plc (968,584) (8,077,991)
American Airlines Group, Inc. (1,357,302) (20,807,440)
American Express Co. (33,729) (12,478,044)
American Water Works Co., Inc. (23,680) (3,090,240)
Americold Realty Trust, Inc., REIT (2,185,325) (28,103,280)
Amgen, Inc. (167,963) (54,975,970)
Amkor Technology, Inc. (734,734) (29,007,298)
APA Corp. (228,911) (5,599,163)
Apellis Pharmaceuticals, Inc. (667,866) (16,776,794)
API Group Corp. (374,000) (14,309,240)
Apollo Global Management, Inc. (240,293) (34,784,815)
Appfolio, Inc., Class A (39,881) (9,278,315)
Apple, Inc. (185,966) (50,556,717)
Applied Materials, Inc. (176,294) (45,305,795)
AppLovin Corp., Class A (22,819) (15,375,899)
Aptiv plc (187,338) (14,254,548)
Archer-Daniels-Midland Co. (132,597) (7,623,002)
Arthur J Gallagher & Co. (229,562) (59,408,349)
ASGN, Inc. (36,952) (1,779,978)
Associated Banc-Corp. (263,779) (6,794,947)
Assurant, Inc. (43,408) (10,454,817)
AT&T, Inc. (867,860) (21,557,642)
Atmos Energy Corp. (151,908) (25,464,338)
Automatic Data Processing, Inc. (81,620) (20,995,113)
AvalonBay Communities, Inc., REIT (150,373) (27,264,129)
Avantor, Inc. (574,629) (6,585,248)
Avery Dennison Corp. (53,621) (9,752,587)
Avient Corp. (148,929) (4,652,542)
Avis Budget Group, Inc. (86,549) (11,105,968)
Axon Enterprise, Inc. (36,311) (20,622,106)
Baker Hughes Co., Class A (239,677) (10,914,891)
Bank OZK (188,809) (8,688,990)
Baxter International, Inc. (973,491) (18,603,413)
Belden, Inc. (25,721) (2,997,783)
Bentley Systems, Inc., Class B (955,567) (36,469,215)
BILL Holdings, Inc. (495,834) (27,042,786)
Bio-Rad Laboratories, Inc., Class A (68,825) (20,853,287)
Bio-Techne Corp. (497,432) (29,253,976)
BJ's Wholesale Club Holdings, Inc. (245,800) (22,129,374)
Black Hills Corp. (80,122) (5,562,069)
Blackstone, Inc. (160,870) (24,796,502)
Block, Inc., Class A (396,229) (25,790,546)
Blue Owl Capital, Inc., Class A (546,445) (8,163,888)
Boeing Co. (The) (135,910) (29,508,779)
BOK Financial Corp. (86,622) (10,261,242)
Brixmor Property Group, Inc., REIT (365,432) (9,581,627)
Broadcom, Inc. (93,919) (32,505,366)
Brown & Brown, Inc. (130,054) (10,365,304)
Brown-Forman Corp., Class B (331,872) (8,648,584)
BRP, Inc. (52,425) (3,706,857)
Bruker Corp. (757,866) (35,703,067)
Brunswick Corp. (65,940) (4,895,386)
Builders FirstSource, Inc. (250,090) (25,731,760)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Bunge Global SA (204,079) (18,179,357)
BXP, Inc., REIT (36,435) (2,458,634)
Cabot Corp. (68,255) (4,523,941)
Cadence Design Systems, Inc. (113,018) (35,327,166)
Campbell's Co. (The) (485,001) (13,516,978)
Carlisle Cos., Inc. (7,273) (2,326,342)
Carnival Corp. (583,349) (17,815,478)
Carvana Co., Class A (44,190) (18,649,064)
Casey's General Stores, Inc. (36,291) (20,058,399)
Cava Group, Inc. (56,792) (3,333,122)
Cboe Global Markets, Inc. (84,501) (21,209,751)
CBRE Group, Inc., Class A (102,502) (16,481,297)
CCC Intelligent Solutions Holdings,
Inc. (501,875) (3,989,906)
CDW Corp. (32,870) (4,476,894)
Celanese Corp., Class A (226,868) (9,591,979)
Cencora, Inc. (71,541) (24,162,973)
CenterPoint Energy, Inc. (952,392) (36,514,709)
Certara, Inc. (1,861,142) (16,396,661)
CF Industries Holdings, Inc. (168,214) (13,009,671)
Charles Schwab Corp. (The) (123,958) (12,384,644)
Chevron Corp. (38,967) (5,938,960)
Choice Hotels International, Inc. (364,229) (34,696,455)
Church & Dwight Co., Inc. (25,448) (2,133,815)
Churchill Downs, Inc. (51,500) (5,859,670)
Cintas Corp. (179,186) (33,699,511)
Cirrus Logic, Inc. (158,111) (18,736,154)
Cisco Systems, Inc. (483,270) (37,226,288)
Clarivate plc (3,012,199) (10,060,745)
Clearway Energy, Inc., Class C (861,301) (28,646,871)
Clorox Co. (The) (62,454) (6,297,237)
CME Group, Inc. (23,598) (6,444,142)
CMS Energy Corp. (341,005) (23,846,480)
CNX Resources Corp. (211,405) (7,773,362)
Coca-Cola Co. (The) (499,215) (34,900,121)
Cognex Corp. (244,226) (8,787,251)
Cognizant Technology Solutions
Corp., Class A (132,037) (10,959,071)
Coherent Corp. (78,808) (14,545,593)
Coinbase Global, Inc., Class A (29,529) (6,677,688)
Colgate-Palmolive Co. (417,424) (32,984,844)
Columbia Sportswear Co. (83,424) (4,595,828)
Comcast Corp., Class A (1,780,277) (53,212,480)
Conagra Brands, Inc. (159,784) (2,765,861)
Constellation Brands, Inc., Class A (531,335) (73,302,976)
Constellation Energy Corp. (16,188) (5,718,735)
Core & Main, Inc., Class A (106,254) (5,522,020)
Corning, Inc. (24,180) (2,117,201)
Costco Wholesale Corp. (50,838) (43,839,641)
Coterra Energy, Inc. (379,569) (9,990,256)
Coty, Inc., Class A (1,771,027) (5,454,763)
Cousins Properties, Inc., REIT (214,375) (5,526,588)
Crane NXT Co. (700,777) (32,985,573)
Credit Acceptance Corp. (22,505) (9,980,067)
CRH plc (128,334) (16,016,083)
Crocs, Inc. (82,014) (7,013,837)
Crown Castle, Inc., REIT (29,791) (2,647,526)
CSX Corp. (334,768) (12,135,340)
CubeSmart, REIT (688,122) (24,806,798)
Cullen/Frost Bankers, Inc. (115,681) (14,648,685)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
CVS Health Corp. (89,419) (7,096,292)
Cytokinetics, Inc. (489,323) (31,091,583)
DaVita, Inc. (121,640) (13,819,520)
Deere & Co. (135,182) (62,936,683)
Dell Technologies, Inc., Class C (69,011) (8,687,105)
Diamondback Energy, Inc. (256,753) (38,597,678)
Dick's Sporting Goods, Inc. (149,122) (29,521,682)
Digital Realty Trust, Inc., REIT (197,965) (30,627,165)
Dillard's, Inc., Class A (18,847) (11,427,690)
Dollar Tree, Inc. (193,884) (23,849,671)
Dominion Energy, Inc. (651,894) (38,194,469)
Domino's Pizza, Inc. (4,446) (1,853,182)
Donaldson Co., Inc. (38,629) (3,424,847)
DoorDash, Inc., Class A (51,251) (11,607,326)
Dow, Inc. (302,693) (7,076,962)
Doximity, Inc., Class A (39,392) (1,744,278)
Dropbox, Inc., Class A (504,817) (14,033,913)
DT Midstream, Inc. (291,311) (34,864,100)
Duke Energy Corp. (72,471) (8,494,326)
DuPont de Nemours, Inc. (93,157) (3,744,911)
DXC Technology Co. (170,195) (2,493,357)
Dynatrace, Inc. (131,350) (5,692,709)
EastGroup Properties, Inc., REIT (72,308) (12,880,947)
Eastman Chemical Co. (291,920) (18,633,254)
eBay, Inc. (103,409) (9,006,924)
EchoStar Corp., Class A (374,369) (40,693,910)
Elanco Animal Health, Inc. (1,047,606) (23,707,324)
Element Solutions, Inc. (724,845) (18,113,877)
Eli Lilly & Co. (16,601) (17,840,763)
Emerson Electric Co. (173,162) (22,982,061)
Enphase Energy, Inc. (165,569) (5,306,486)
Ensign Group, Inc. (The) (12,359) (2,152,938)
Entegris, Inc. (473,773) (39,915,375)
Entergy Corp. (214,759) (19,850,174)
EOG Resources, Inc. (179,002) (18,797,000)
EQT Corp. (123,423) (6,615,473)
Equity LifeStyle Properties, Inc.,
REIT (525,328) (31,840,130)
Equity Residential, REIT (173,534) (10,939,583)
Erie Indemnity Co., Class A (73,403) (21,040,970)
Essex Property Trust, Inc., REIT (41,529) (10,867,309)
Estee Lauder Cos., Inc. (The),
Class A (46,794) (4,900,268)
Etsy, Inc. (121,303) (6,725,038)
Euronet Worldwide, Inc. (44,482) (3,385,525)
Evergy, Inc. (493,584) (35,779,904)
Exelon Corp. (652,448) (28,440,208)
Expand Energy Corp. (77,628) (8,567,026)
Expeditors International of
Washington, Inc. (119,431) (17,796,413)
Experian plc (2) (107,861) (4,863,084)
Exponent, Inc. (55,246) (3,837,387)
F5, Inc. (153,548) (39,194,662)
Fair Isaac Corp. (2,062) (3,486,058)
Fastenal Co. (578,801) (23,227,284)
Ferguson Enterprises, Inc. (39,605) (8,817,261)
Ferrovial SE (2) (5,478) (354,923)
First Citizens BancShares, Inc.,
Class A (5,907) (12,677,485)
First Financial Bankshares, Inc. (42,344) (1,264,815)

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
First Horizon Corp. (69,411) (1,658,923)
FirstEnergy Corp. (184,807) (8,273,809)
Flagstar Bank NA (879,086) (11,067,693)
Floor & Decor Holdings, Inc., Class
A (692,368) (42,158,288)
Flowers Foods, Inc. (492,445) (5,357,802)
FMC Corp. (875,558) (12,143,989)
Fortive Corp. (370,029) (20,429,301)
Fortune Brands Innovations, Inc. (134,235) (6,714,435)
Fox Corp., Class A (786,202) (57,447,780)
Franklin Resources, Inc. (99,413) (2,374,977)
FTI Consulting, Inc. (45,032) (7,692,817)
Gaming and Leisure Properties,
Inc., REIT (57,941) (2,589,383)
GATX Corp. (89,502) (15,179,539)
Gen Digital, Inc. (785,316) (21,352,742)
Gentex Corp. (1,065,068) (24,784,132)
Glacier Bancorp, Inc. (258,379) (11,381,595)
Globant SA (375,022) (24,515,188)
Globe Life, Inc. (12,265) (1,715,383)
Globus Medical, Inc., Class A (493,004) (43,044,179)
Goldman Sachs Group, Inc. (The) (20,224) (17,776,896)
Graco, Inc. (80,193) (6,573,420)
Haleon plc (2) (7,726,336) (39,044,121)
Hamilton Lane, Inc., Class A (163,296) (21,932,286)
Hancock Whitney Corp. (379,520) (24,167,834)
Harley-Davidson, Inc. (587,322) (12,034,228)
Hartford Insurance Group, Inc.
(The) (31,372) (4,323,062)
Healthcare Realty Trust, Inc., REIT (867,205) (14,699,125)
Healthpeak Properties, Inc., REIT (1,300,735) (20,915,819)
HEICO Corp. (94,665) (30,632,647)
Henry Schein, Inc. (230,915) (17,452,556)
Hershey Co. (The) (174,386) (31,734,764)
Hexcel Corp. (261,588) (19,331,353)
HF Sinclair Corp. (150,025) (6,913,152)
Highwoods Properties, Inc., REIT (332,268) (8,579,160)
Hilton Grand Vacations, Inc. (106,380) (4,760,505)
Hims & Hers Health, Inc. (914,210) (29,684,399)
Hologic, Inc. (340,019) (25,328,015)
Home Depot, Inc. (The) (104,859) (36,081,982)
Honeywell International, Inc. (50,710) (9,893,014)
Hormel Foods Corp. (883,975) (20,950,208)
Houlihan Lokey, Inc., Class A (8,819) (1,536,182)
Howard Hughes Holdings, Inc. (17,529) (1,398,288)
Howmet Aerospace, Inc. (49,220) (10,091,084)
Hubbell, Inc., Class B (29,883) (13,271,339)
Humana, Inc. (26,339) (6,746,208)
Hyatt Hotels Corp., Class A (339,658) (54,453,971)
IAC, Inc. (311,134) (12,165,339)
IDACORP, Inc. (316,226) (40,021,563)
IDEX Corp. (55,008) (9,788,124)
IDEXX Laboratories, Inc. (38,132) (25,797,442)
Illinois Tool Works, Inc. (13,259) (3,265,692)
Independence Realty Trust, Inc.,
REIT (1,001,223) (17,501,378)
Ingersoll Rand, Inc. (618,825) (49,023,317)
Insperity, Inc. (111,711) (4,325,450)
Inspire Medical Systems, Inc. (164,555) (15,176,908)
Intel Corp. (423,069) (15,611,246)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Intercontinental Exchange, Inc. (28,041) (4,541,520)
International Paper Co. (1,181,446) (46,537,158)
Intuitive Surgical, Inc. (5,553) (3,144,997)
Iridium Communications, Inc. (597,286) (10,380,831)
J M Smucker Co. (The) (75,598) (7,394,240)
Jabil, Inc. (156,677) (35,725,490)
Jack Henry & Associates, Inc. (142,269) (25,961,247)
James Hardie Industries plc,
CHESS (2) (1,354,004) (27,796,559)
Johnson Controls International plc (223,801) (26,800,170)
JPMorgan Chase & Co. (262,641) (84,628,182)
Keysight Technologies, Inc. (178,231) (36,214,757)
Kilroy Realty Corp., REIT (812,761) (30,372,879)
Kimberly-Clark Corp. (336,016) (33,900,654)
Kimco Realty Corp., REIT (173,385) (3,514,514)
Kinsale Capital Group, Inc. (26,830) (10,493,750)
Kite Realty Group Trust, REIT (512,795) (12,291,696)
KKR & Co., Inc. (27,548) (3,511,819)
KLA Corp. (29,077) (35,330,881)
Knife River Corp. (159,961) (11,253,256)
Kraft Heinz Co. (The) (927,011) (22,480,017)
Kratos Defense & Security
Solutions, Inc. (90,496) (6,869,551)
Kroger Co. (The) (23,037) (1,439,352)
L3Harris Technologies, Inc. (19,528) (5,732,835)
Labcorp Holdings, Inc. (67,823) (17,015,434)
Lam Research Corp. (51,051) (8,738,910)
Lamb Weston Holdings, Inc. (203,882) (8,540,617)
Lantheus Holdings, Inc. (211,974) (14,106,870)
Lattice Semiconductor Corp. (331,391) (24,383,750)
Lennar Corp., Class A (252,766) (25,984,345)
Lennox International, Inc. (52,317) (25,404,089)
Liberty Live Holdings, Inc., Class C (26,619) (2,213,636)
Liberty Media Corp-Liberty Formula
One, Class A (16,977) (1,517,404)
Lincoln National Corp. (253,742) (11,299,131)
Live Nation Entertainment, Inc. (80,455) (11,464,838)
LKQ Corp. (203,137) (6,134,737)
LPL Financial Holdings, Inc. (157,706) (56,327,852)
Lucid Group, Inc. (288,312) (3,047,458)
Lululemon Athletica, Inc. (110,487) (22,960,303)
M&T Bank Corp. (99,269) (20,000,718)
MACOM Technology Solutions
Holdings, Inc. (94,084) (16,114,708)
Madison Square Garden Sports
Corp., Class A (11,753) (3,039,913)
Maplebear, Inc. (151,216) (6,801,696)
Marathon Petroleum Corp. (132,137) (21,489,440)
Markel Group, Inc. (750) (1,612,238)
Marriott International, Inc., Class A (170,911) (53,023,429)
Marriott Vacations Worldwide Corp. (45,738) (2,638,625)
Martin Marietta Materials, Inc. (6,458) (4,021,138)
Masco Corp. (122,230) (7,756,716)
MasTec, Inc. (18,309) (3,979,827)
Mastercard, Inc., Class A (30,279) (17,285,676)
Maximus, Inc. (225,137) (19,433,826)
McDonald's Corp. (125,787) (38,444,281)
MDU Resources Group, Inc. (1,244,388) (24,290,454)
Mettler-Toledo International, Inc. (7,703) (10,739,446)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Mid-America Apartment
Communities, Inc., REIT (141,298) (19,627,705)
Middleby Corp. (The) (32,194) (4,786,282)
Millrose Properties, Inc., Class A,
REIT (1,030) (30,766)
Moderna, Inc. (397,806) (11,731,299)
Molson Coors Beverage Co., Class
B (259,237) (12,101,183)
Mondelez International, Inc., Class
A (1,280,993) (68,955,852)
Monster Beverage Corp. (1,000,728) (76,725,815)
Moody's Corp. (57,712) (29,482,175)
Morgan Stanley (9,123) (1,619,606)
Motorola Solutions, Inc. (63,290) (24,260,323)
MP Materials Corp. (93,536) (4,725,439)
MSA Safety, Inc. (53,398) (8,551,156)
MSC Industrial Direct Co., Inc.,
Class A (173,267) (14,571,755)
Murphy Oil Corp. (366,669) (11,458,406)
National Storage Affiliates Trust,
REIT (509,027) (14,359,652)
nCino, Inc. (640,638) (16,425,958)
NetApp, Inc. (96,265) (10,309,019)
Netflix, Inc. (256,675) (24,065,848)
New Jersey Resources Corp. (180,625) (8,330,425)
NextEra Energy, Inc. (39,307) (3,155,566)
NIKE, Inc., Class B (1,041,677) (66,365,241)
NiSource, Inc. (698,069) (29,151,361)
Nordson Corp. (55,602) (13,368,389)
Northrop Grumman Corp. (25,314) (14,434,296)
Novanta, Inc. (52,366) (6,231,030)
NRG Energy, Inc. (78,475) (12,496,359)
OGE Energy Corp. (143,292) (6,118,568)
Old Dominion Freight Line, Inc. (35,202) (5,519,674)
Old National Bancorp (437,787) (9,767,028)
Olin Corp. (303,138) (6,314,365)
ONE Gas, Inc. (332,813) (25,709,804)
ONEOK, Inc. (297,348) (21,855,078)
Onto Innovation, Inc. (2) (316)
Option Care Health, Inc. (517,635) (16,491,851)
Ormat Technologies, Inc. (226,045) (24,971,191)
Parker-Hannifin Corp. (9,428) (8,286,835)
Parsons Corp. (63,289) (3,911,260)
Paychex, Inc. (356,892) (40,036,145)
Paycom Software, Inc. (146,837) (23,399,944)
Pegasystems, Inc. (266,341) (15,905,885)
Penumbra, Inc. (19,783) (6,150,733)
Performance Food Group Co. (351,089) (31,569,923)
Permian Resources Corp., Class A (625,877) (8,781,054)
Perrigo Co. plc (356,164) (4,957,803)
Pinnacle West Capital Corp. (89,815) (7,966,591)
Planet Fitness, Inc., Class A (191,585) (20,781,225)
Plug Power, Inc. (645,030) (1,270,709)
Pool Corp. (53,523) (12,243,386)
Post Holdings, Inc. (33,650) (3,333,033)
Power Integrations, Inc. (192,025) (6,824,569)
PPG Industries, Inc. (35,547) (3,642,146)
PPL Corp. (1,048,993) (36,735,735)
Procore Technologies, Inc. (55,873) (4,064,202)
PTC, Inc. (29,600) (5,156,616)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Public Service Enterprise Group,
Inc. (132,493) (10,639,188)
PulteGroup, Inc. (52,230) (6,124,490)
PVH Corp. (148,969) (9,983,902)
QIAGEN NV (2) (104,150) (4,736,424)
Quanta Services, Inc. (115,034) (48,551,250)
QuantumScape Corp. (1,624,997) (16,932,469)
Quest Diagnostics, Inc. (134,076) (23,266,208)
QXO, Inc. (2,968,016) (57,253,029)
Rambus, Inc. (75,887) (6,973,256)
Range Resources Corp. (140,844) (4,966,159)
Rayonier, Inc., REIT (193,226) (4,183,343)
Realty Income Corp., REIT (928,102) (52,317,110)
Regal Rexnord Corp. (102,720) (14,413,670)
Reliance, Inc. (59,561) (17,205,386)
Repligen Corp. (102,345) (16,770,252)
Republic Services, Inc., Class A (48,753) (10,332,223)
ResMed, Inc. (91,949) (22,147,756)
Revolution Medicines, Inc. (637,045) (50,740,634)
Revvity, Inc. (322,607) (31,212,227)
Rexford Industrial Realty, Inc., REIT (187,890) (7,275,101)
RH (188,350) (33,742,903)
RingCentral, Inc., Class A (543,592) (15,698,937)
Rivian Automotive, Inc., Class A (145,637) (2,870,505)
RLI Corp. (125,220) (8,011,576)
Rocket Cos., Inc., Class A (1,829,166) (35,412,654)
Rockwell Automation, Inc. (10,058) (3,913,266)
Rollins, Inc. (231,798) (13,912,516)
Royal Caribbean Cruises Ltd. (87,980) (24,539,382)
Royal Gold, Inc. (70,857) (15,750,803)
Ryan Specialty Holdings, Inc.,
Class A (364,731) (18,831,062)
S&P Global, Inc. (53,717) (28,071,967)
Sabra Health Care REIT, Inc., REIT (147,290) (2,789,673)
Saia, Inc. (16,153) (5,274,278)
Schneider Electric SE (2) (17,208) (4,707,683)
Scotts Miracle-Gro Co. (The) (132,558) (7,734,759)
Sempra (89,549) (7,906,281)
Sensata Technologies Holding plc (610,394) (20,320,016)
Sherwin-Williams Co. (The) (22,616) (7,328,262)
Shift4 Payments, Inc., Class A (781,177) (49,190,716)
Silgan Holdings, Inc. (469,661) (18,960,215)
Skyworks Solutions, Inc. (141,994) (9,003,840)
SLB Ltd. (1,012,178) (38,847,392)
SLM Corp. (117,840) (3,188,750)
Snap-on, Inc. (16,232) (5,593,547)
Solventum Corp. (2) (158)
Somnigroup International, Inc. (103,737) (9,261,639)
Southern Co. (The) (559,494) (48,787,877)
Southwest Airlines Co. (286,422) (11,837,821)
Southwest Gas Holdings, Inc. (336,368) (26,916,167)
Spire, Inc. (207,417) (17,153,386)
STAG Industrial, Inc., REIT (364,321) (13,392,440)
Stanley Black & Decker, Inc. (235,896) (17,522,355)
Starbucks Corp. (365,843) (30,807,639)
Steel Dynamics, Inc. (63,345) (10,733,810)
Stellantis NV (2) (1,300,283) (14,239,018)
Sterling Infrastructure, Inc. (28,832) (8,829,223)
Strategy, Inc., Class A (141,540) (21,507,003)
Summit Therapeutics, Inc. (287,610) (5,030,299)

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Sun Communities, Inc., REIT (79,615) (9,865,095)
Super Micro Computer, Inc. (801,900) (23,471,613)
Swiss Re AG (2) (167,551) (27,912,264)
Synopsys, Inc. (76,557) (35,960,354)
T. Rowe Price Group, Inc. (26,793) (2,743,067)
Targa Resources Corp. (137,776) (25,419,672)
Teledyne Technologies, Inc. (46,812) (23,908,293)
Tenaris SA (2) (193,514) (3,734,019)
Terex Corp. (295,745) (15,786,868)
Tesla, Inc. (28,824) (12,962,729)
Texas Instruments, Inc. (27,925) (4,844,708)
Thermo Fisher Scientific, Inc. (2,659) (1,540,758)
Thor Industries, Inc. (115,299) (11,837,748)
Timken Co. (The) (127,227) (10,703,608)
Toast, Inc., Class A (56,554) (2,008,233)
TopBuild Corp. (96,250) (40,154,538)
TPG, Inc. (171,785) (10,966,754)
Tractor Supply Co. (569,197) (28,465,542)
Trade Desk, Inc. (The), Class A (180,294) (6,843,960)
Trane Technologies plc (53,777) (20,930,008)
TransDigm Group, Inc. (37,312) (49,619,363)
Trimble, Inc. (121,133) (9,490,771)
Twilio, Inc., Class A (290,669) (41,344,759)
Tyler Technologies, Inc. (47,428) (21,529,941)
UDR, Inc., REIT (116,106) (4,258,768)
UFP Industries, Inc. (24,123) (2,196,399)
UGI Corp. (462,787) (17,322,117)
Ulta Beauty, Inc. (41,446) (25,075,244)
Ultragenyx Pharmaceutical, Inc. (48,968) (1,126,264)
UMB Financial Corp. (109,861) (12,638,409)
Under Armour, Inc., Class A (2,851,876) (14,173,824)
United Rentals, Inc. (21,257) (17,203,715)
UnitedHealth Group, Inc. (72,797) (24,031,018)
Unity Software, Inc. (303,228) (13,393,581)
Vail Resorts, Inc. (142,292) (18,896,378)
Valaris Ltd. (119,569) (6,026,278)
Valero Energy Corp. (10,253) (1,669,086)
Valley National Bancorp (2,418,367) (28,246,527)
Valmont Industries, Inc. (10,410) (4,188,151)
Valvoline, Inc. (595,208) (17,296,744)
Vertex Pharmaceuticals, Inc. (8,001) (3,627,333)
Viatris, Inc. (261,889) (3,260,518)
Viking Therapeutics, Inc. (552,935) (19,452,253)
Visa, Inc., Class A (197,043) (69,104,950)
Vistra Corp. (201,044) (32,434,429)
Vontier Corp. (106,801) (3,970,861)
Vornado Realty Trust, REIT (254,231) (8,460,808)
Voya Financial, Inc. (29,566) (2,202,371)
Vulcan Materials Co. (124,226) (35,431,740)
W R Berkley Corp. (269,160) (18,873,499)
Warner Bros Discovery, Inc. (400,920) (11,554,514)
Warner Music Group Corp., Class A (228,995) (7,023,277)
Waste Connections, Inc. (62,292) (10,923,525)
Waste Management, Inc. (106,315) (23,358,469)
Waters Corp. (43,868) (16,662,382)
Watsco, Inc. (54,842) (18,479,012)
Wayfair, Inc., Class A (97,352) (9,775,114)
Webster Financial Corp. (80,899) (5,091,783)
Welltower, Inc., REIT (363,351) (67,441,578)
Western Union Co. (The) (3,094,535) (28,810,121)
INVESTMENTS SHARES VALUE ($)
United States - (108.8)% (continued)
Westlake Corp. (404,266) (29,891,428)
Weyerhaeuser Co., REIT (684,935) (16,226,110)
Whirlpool Corp. (221,119) (15,951,525)
White Mountains Insurance Group
Ltd. (8,477) (17,615,460)
Willis Towers Watson plc (63,788) (20,960,737)
WillScot Holdings Corp. (1,610,135) (30,318,842)
Wingstop, Inc. (98,816) (23,566,628)
Wintrust Financial Corp. (63,107) (8,823,621)
WP Carey, Inc., REIT (121,235) (7,802,685)
WW Grainger, Inc. (37,265) (37,602,248)
Wyndham Hotels & Resorts, Inc. (238,122) (17,992,498)
Wynn Resorts Ltd. (1) (120)
Xcel Energy, Inc. (202,113) (14,928,066)
XPO, Inc. (230,849) (31,374,688)
YETI Holdings, Inc. (730,752) (32,277,316)
Yum! Brands, Inc. (155,261) (23,487,884)
Zillow Group, Inc., Class C (189,109) (12,901,016)
Zimmer Biomet Holdings, Inc. (90,633) (8,149,719)
Zions Bancorp NA (145,131) (8,495,969)
ZoomInfo Technologies, Inc., Class
A (971,390) (9,879,036)
(8,659,814,433)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (621,991) (16,676,455)
TOTAL COMMON STOCKS
(Proceeds $(14,295,443,323))                                                     (13,923,162,252)
PREFERRED STOCKS - (0.7)%
Germany - ( 0 .7 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (502,916) (26,786,477)
Henkel AG & Co. KGaA
(Preference) (2) (126,518) (10,321,951)
Sartorius AG (Preference) (2) (69,642) (20,054,427)
TOTAL PREFERRED STOCKS
(Proceeds $(63,815,430))                                                     (57,162,855)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (435,303) –
TOTAL SHORT POSITIONS
(Proceeds $(14,359,258,753)) (13,980,325,107)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.7%
(Cost $4,511,409,019) 6,749,365,366
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.3%
‡
1,218,460,917
NET ASSETS - 100.0% 7,967,826,283

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $14,805,473,375, which is inclusive of rehypothecated amounts disclosed below. In addition, $993,180,229 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Rehypothecation Agreement with BNP Paribas. Total value of all such securities at December 31, 2025 amounted to $7,166,550,955.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $148,247,290 of investments in securities and $(99,629,097) of securities sold short, which represents 1.86% and (1.25)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 33,791,405 0 .4%
Consumer Discretionary 628,912,949 7 .9
Consumer Staples (198,780,699) ( 2 .5 )
Energy 86,929,665 1 .1
Financials 1,026,000,172 12 .9
Health Care (24,588,814) ( 0 .3 )
Industrials 446,246,992 5 .6
Information Technology 89,548,271 1 .1
Materials (120,227,735) ( 1 .5 )
Real Estate (208,760,577) ( 2 .6 )
Utilities (460,608,124) ( 5 .8 )
Investment Companies 2,261,718,974 28 .4
U.S. Treasury Obligations 3,189,182,887 40 .0
Total Investments In Securities
At Value 6,749,365,366 84 .7
Other Assets in Excess of
Liabilities ‡ 1,218,460,917 15 .3
Net Assets
$ 7,967,826,283 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 28.3%
INVESTMENT COMPANIES - 28.3%
Limited Purpose Cash
Investment Fund,
3.78% (a)
(Cost $2,255,170,871) $531,744,456 $17,157,490,862 $(15,433,956,258) $46,342 $(54,591) $2,255,270,811 2,255,270,811 $56,148,950
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR 21,325,920 $ 266,216
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/20/2026 CHF 48,601,760 1,106,993
MSCI Australia Net
Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 AUD 17,945,391 165,370
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread
(-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 CAD 28,992,845 132,922
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 12,875,105 251,356
MSCI Germany Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 14,197,070 224,010
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 8,351,749 326,827

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 JPY 7,283,710,269 $ 216,724
MSCI Singapore Net
Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread
(1.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 SGD 5,241,119 104,173
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 7,437,077 298,607
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 SEK 66,044,397 88,935
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 CHF 11,040,133 351,348
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.75%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 GBP 16,130,721 598,069
Total unrealized appreciation 4,131,550

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 01/29/2026 HKD 5,129,600 $ (7,061)
Hang Seng Index
January Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/29/2026 HKD 24,365,600 (30,875)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.79%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 EUR 10,169,633 (37,328)
Total unrealized depreciation (75,264)
Net unrealized appreciation $ 4,056,286
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 785 1/2026 EUR $ 75,223,259 $ 264,446
Hang Seng Index 74 1/2026 HKD 12,193,404 (120,001)
IBEX 35 Index 113 1/2026 EUR 22,946,761 452,356
MSCI Singapore Index 255 1/2026 SGD 8,842,870 (32,053)
OMXS30 Index 653 1/2026 SEK 20,535,472 495,765
DAX Index 61 3/2026 EUR 44,248,924 683,092
FTSE 100 Index 710 3/2026 GBP 95,139,794 1,558,064
FTSE/MIB Index 59 3/2026 EUR 15,619,154 256,337
S&P 500 E-Mini Index 6,396 3/2026 USD 2,204,221,500 4,626,144
S&P/TSX 60 Index 326 3/2026 CAD 88,445,507 461,054
SPI 200 Index 270 3/2026 AUD 39,082,018 347,034
TOPIX Index 574 3/2026 JPY 125,086,121 1,078,442
Net unrealized appreciation $ 10,070,680
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 47,349,000 USD 30,840,693 CITI 3/18/2026 $ 760,257
AUD 47,349,000 USD 30,840,631 JPMC 3/18/2026 760,318
CAD 121,649,205 USD 87,437,668 CITI 3/18/2026 1,467,922
CAD 121,649,205 USD 87,437,493 JPMC 3/18/2026 1,468,097
CHF 32,636,500 USD 41,082,351 CITI 3/18/2026 437,340
CHF 32,636,500 USD 41,082,269 JPMC 3/18/2026 437,422

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 56,836,722 USD 8,879,811 CITI 3/18/2026 $ 100,614
DKK 56,836,721 USD 8,879,793 JPMC 3/18/2026 100,632
EUR 139,360,502 USD 162,757,376 CITI 3/18/2026 1,572,905
EUR 139,360,499 USD 162,757,047 JPMC 3/18/2026 1,573,230
GBP 50,037,505 USD 66,286,522 CITI 3/18/2026 1,149,123
GBP 50,037,496 USD 66,286,378 JPMC 3/18/2026 1,149,256
ILS 12,407,500 USD 3,813,535 CITI 3/18/2026 83,606
ILS 12,407,500 USD 3,813,528 JPMC 3/18/2026 83,613
JPY 2,368,756,833 USD 15,215,402 CITI 3/18/2026 1,340
JPY 2,368,756,830 USD 15,215,372 JPMC 3/18/2026 1,370
NOK 12,195,138 USD 1,194,331 CITI 3/18/2026 15,214
NOK 12,195,138 USD 1,194,329 JPMC 3/18/2026 15,216
NZD 661,000 USD 379,087 CITI 3/18/2026 2,524
NZD 660,999 USD 379,086 JPMC 3/18/2026 2,525
SEK 146,091,001 USD 15,436,319 CITI 3/18/2026 492,281
SEK 146,091,000 USD 15,436,289 JPMC 3/18/2026 492,311
SGD 10,874,003 USD 8,427,377 CITI 3/18/2026 72,107
SGD 10,873,997 USD 8,427,356 JPMC 3/18/2026 72,124
USD 7,400,569 HKD 57,434,500 CITI 3/18/2026 3,795
USD 7,400,584 HKD 57,434,500 JPMC 3/18/2026 3,810
USD 191,828,491 JPY 29,560,312,500 CITI 3/18/2026 1,934,935
USD 191,828,875 JPY 29,560,312,501 JPMC 3/18/2026 1,935,319
USD 53,406 NOK 538,124 CITI 3/18/2026 33
USD 53,406 NOK 538,124 JPMC 3/18/2026 33
Total unrealized appreciation 16,189,272
HKD 60,461,000 USD 7,791,562 CITI 3/18/2026 (5,018)
HKD 60,461,000 USD 7,791,546 JPMC 3/18/2026 (5,002)
JPY 13,581,040,667 USD 88,028,173 CITI 3/18/2026 (784,436)
JPY 13,581,040,671 USD 88,027,997 JPMC 3/18/2026 (784,260)
NOK 5,198,862 USD 515,863 CITI 3/18/2026 (226)
NOK 5,198,862 USD 515,862 JPMC 3/18/2026 (225)
USD 19,871,792 CAD 27,581,000 CITI 3/18/2026 (285,390)
USD 19,871,831 CAD 27,581,000 JPMC 3/18/2026 (285,350)
USD 234,644,198 EUR 200,981,562 CITI 3/18/2026 (2,348,035)
USD 234,644,663 EUR 200,981,559 JPMC 3/18/2026 (2,347,565)
USD 17,966,992 GBP 13,454,004 CITI 3/18/2026 (164,996)
USD 17,967,017 GBP 13,453,996 JPMC 3/18/2026 (164,960)
USD 43,270,070 JPY 6,738,437,500 CITI 3/18/2026 (17,221)
USD 43,270,157 JPY 6,738,437,500 JPMC 3/18/2026 (17,134)
USD 94,118 NOK 961,876 CITI 3/18/2026 (1,284)
USD 94,118 NOK 961,876 JPMC 3/18/2026 (1,283)
USD 13,773,833 SEK 130,679,620 CITI 3/18/2026 (474,433)
USD 13,773,861 SEK 130,679,619 JPMC 3/18/2026 (474,404)
USD 5,076,068 SGD 6,551,645 CITI 3/18/2026 (44,917)
USD 5,076,074 SGD 6,551,640 JPMC 3/18/2026 (44,906)
Total unrealized depreciation (8,251,045)
Net unrealized appreciation $ 7,938,227

Schedule of Investments
December 31, 2025
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (-0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $– $4 $4
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
33 months
maturity
08/24/2028
$– $2 $– $2
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 163,233,295 $ 163,233,295
CITI
Cash (4,064,622) – (4,064,622)
Investment Companies 6,448,163 – 6,448,163
GSIN
Cash 2,213,363 – 2,213,363
U.S. Treasury Bills 5,423,516 – 5,423,516
JPMC
U.S. Treasury Bills 23,649,242 – 23,649,242

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 319.9%
COMMON STOCKS - 253.5%
Australia - 7 .5%
AGL Energy Ltd. (2)(a) 7,253 44,944
ANZ Group Holdings Ltd. (2)(a) 3,451 83,437
APA Group (2)(a) 7,415 44,306
Aristocrat Leisure Ltd. (2)(a) 3,430 132,790
Aurizon Holdings Ltd. (2)(a) 805 1,959
BHP Group Ltd. (2)(a) 14,368 433,615
BlueScope Steel Ltd. (2)(a) 555 8,862
Dyno Nobel Ltd. (2)(a) 3,033 6,483
Evolution Mining Ltd. (2)(a) 23,397 195,803
Fortescue Ltd. (2)(a) 1,116 16,319
Glencore plc (2)(a) 1,618 8,845
Harvey Norman Holdings Ltd. (2)(a) 7,633 35,246
IGO Ltd. (2)*(a) 17,853 97,296
JB Hi-Fi Ltd. (2)(a) 63 4,033
Medibank Pvt Ltd. (2)(a) 2,974 9,491
Mineral Resources Ltd. (2)*(a) 1,117 40,321
Northern Star Resources Ltd. (2)(a) 20,721 364,641
Orica Ltd. (2)(a) 6,796 109,762
Origin Energy Ltd. (2)(a) 7,889 60,244
PLS Group Ltd. (2)*(a) 5,363 15,024
Pro Medicus Ltd. (2)(a) 68 9,987
Qantas Airways Ltd. (2)(a) 1,249 8,629
QBE Insurance Group Ltd. (2)(a) 7,617 100,845
SEEK Ltd. (2)(a) 4,410 67,721
South32 Ltd. (2)(a) 41,523 98,289
Suncorp Group Ltd. (2)(a) 584 6,856
Technology One Ltd. (2)(a) 1,214 22,515
Telstra Group Ltd. (2)(a) 14,104 45,761
Wesfarmers Ltd. (2)(a) 3,021 162,751
Westpac Banking Corp. (2)(a) 328 8,417
Whitehaven Coal Ltd. (2)(a) 2,696 13,878
Worley Ltd. (2)(a) 6,682 55,800
Yancoal Australia Ltd. (2)(a) 3 10
2,314,880
Belgium - 0 .6%
Ageas SA/NV (2)(a) 263 18,426
KBC Group NV (2)(a) 565 73,584
Liberty Global Ltd., Class A *(a) 6,160 68,622
UCB SA (2)(a) 32 8,916
Umicore SA (2)(a) 768 16,054
185,602
Brazil - 0 .3%
Wheaton Precious Metals Corp. 618 72,653
Yara International ASA (2) 249 10,190
82,843
Canada - 9 .8%
Agnico Eagle Mines Ltd. (a) 368 62,406
Alamos Gold, Inc., Class A (a) 1,121 43,287
Alimentation Couche-Tard, Inc. (a) 180 9,830
AltaGas Ltd. (a) 1,172 35,735
ARC Resources Ltd. (a) 7,922 148,622
Atco Ltd., Class I (a) 233 9,571
Bank of Nova Scotia (The) (a) 973 71,762
Barrick Mining Corp. (a) 3,739 162,876
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
Brookfield Renewable Corp. (a) 6 230
Canadian National Railway Co. (a) 1,628 161,015
Canadian Natural Resources Ltd.
(a) 4,468 151,337
CCL Industries, Inc., Class B (a) 501 31,647
Celestica, Inc. *(a) 805 238,125
Cenovus Energy, Inc. (a) 3,166 53,561
CGI, Inc. (a) 156 14,409
Constellation Software, Inc. (a) 80 192,424
Empire Co. Ltd., Class A (a) 1,701 59,139
Fairfax Financial Holdings Ltd. (a) 141 268,727
Finning International, Inc. (a) 159 8,615
George Weston Ltd. (a) 1,093 75,404
iA Financial Corp., Inc. (a)(b) 67 8,681
Intact Financial Corp. (a) 668 139,061
Kinross Gold Corp. (a) 1,733 48,813
Loblaw Cos. Ltd. (a) 1,076 48,644
Lundin Gold, Inc. (a) 1,985 164,897
Magna International, Inc. (a) 812 43,287
Metro, Inc., Class A (a) 433 31,165
Onex Corp. (a) 78 6,419
Pan American Silver Corp. (a) 339 17,575
Quebecor, Inc., Class B (a) 339 12,769
Royal Bank of Canada (a) 284 48,416
Saputo, Inc. (a) 289 8,698
Stantec, Inc. (a) 821 77,473
Suncor Energy, Inc. (a) 5,449 241,852
TFI International, Inc. (a) 402 41,552
Toromont Industries Ltd. (a) 371 44,883
Toronto-Dominion Bank (The) (a) 1,741 164,086
Tourmaline Oil Corp. (a) 1,576 70,696
3,017,689
China - 0 .4%
Prosus NV (2) 618 38,266
Wilmar International Ltd. (2) 22,900 54,769
Yangzijiang Shipbuilding Holdings
Ltd. (2) 8,600 23,233
116,268
Denmark - 1 .9%
Ambu A/S, Class B (2)(a) 1,416 19,512
Danske Bank A/S (2)(a) 4,981 248,732
Genmab A/S (2)*(a) 284 88,035
GN Store Nord A/S (2)*(a) 225 3,740
ISS A/S (2)(a) 2,126 72,432
Jyske Bank A/S (Registered) (2)(a) 445 60,903
Pandora A/S (2) 286 31,628
ROCKWOOL A/S, Class B (2) 225 7,905
Royal Unibrew A/S (2)(a) 156 14,077
Vestas Wind Systems A/S (2)(a) 1,135 30,699
Zealand Pharma A/S (2)*(a) 170 12,351
590,014
Finland - 0 .8%
Elisa OYJ (2)(a) 457 20,252
Kone OYJ, Class B (2)(a) 244 17,286
Nordea Bank Abp (2)(a) 3,895 73,282
Sampo OYJ, Class A (2)(a) 1,474 17,834
UPM-Kymmene OYJ (2)(a) 723 20,902

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 0.8% (continued)
Wartsila OYJ Abp (2)(a) 2,561 90,670
240,226
France - 9 .5%
Air France-KLM (2)*(a) 5,935 80,211
Amundi SA (2)(a)(c) 105 8,678
BNP Paribas SA (2)(a) 3,204 303,121
Bouygues SA (2)(a) 818 42,524
Carrefour SA (2)(a) 12,105 201,979
Credit Agricole SA (2)(a) 13,113 269,969
Dassault Aviation SA (2)(a) 80 25,648
Eiffage SA (2)(a) 464 66,482
Gaztransport Et Technigaz SA (2)(a) 58 10,642
Hermes International SCA (2)(a) 73 181,248
Ipsen SA (2)(a) 61 8,511
Legrand SA (2)(a) 881 130,972
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 337 254,009
Orange SA (2)(a) 2,696 44,987
Safran SA (2)(a) 510 177,642
SCOR SE (2)(a) 1,405 47,296
SEB SA (2)(a) 208 11,988
Societe Generale SA (2)(a) 4,312 347,133
Thales SA (2)(a) 1,078 290,808
TotalEnergies SE (2)(a) 4,109 267,899
Valeo SE (2)(a) 1,831 24,848
Vinci SA (2)(a) 894 125,771
2,922,366
Germany - 6 .4%
adidas AG (2)(a) 1,976 391,024
Allianz SE (Registered) (2)(a) 423 195,586
Bayer AG (Registered) (2)(a) 723 31,361
Bechtle AG (2)(a) 450 22,920
Commerzbank AG (2)(a) 876 36,971
Continental AG (2)(a) 809 64,205
Daimler Truck Holding AG (2)(a) 2,147 92,992
Deutsche Lufthansa AG
(Registered) (2)(a) 10,897 107,051
Deutsche Post AG (2)(a) 967 52,726
E.ON SE (2)(a) 1,666 31,546
Evonik Industries AG (2)(a) 1,560 24,346
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 379 30,992
Freenet AG (2)(a) 291 10,024
Fresenius Medical Care AG (2)(a) 2,832 135,272
GEA Group AG (2)(a) 268 18,112
HUGO BOSS AG (2)(a) 1,815 76,478
KION Group AG (2)(a) 140 11,062
LANXESS AG (2)(a) 1,013 20,758
Mercedes-Benz Group AG (2)(a) 2,215 153,548
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 284 186,897
Nemetschek SE (2)(a) 345 37,326
Nordex SE (2)*(a) 1,300 44,063
Rational AG (2)(a) 38 29,339
Rheinmetall AG (2)(a) 18 32,839
RWE AG (2)(a) 1,651 87,481
Scout24 SE (2)(a)(c) 44 4,419
INVESTMENTS SHARES VALUE ($)
Germany - 6.4% (continued)
Siemens AG (Registered) (2)(a) 34 9,523
Talanx AG (2)(a) 210 27,896
1,966,757
Hong Kong - 0 .0% †
Techtronic Industries Co. Ltd. (2)(a) 1,000 11,503
Italy - 3 .8%
Amplifon SpA (2)(a) 5,412 86,767
Banca Monte dei Paschi di Siena
SpA (2)(a) 2,313 24,627
Eni SpA (2)(a) 2,093 39,675
Fincantieri SpA (2)*(a) 2,259 43,895
FinecoBank Banca Fineco SpA (2)
(a) 3,899 101,021
Generali (2)(a) 914 38,195
Intesa Sanpaolo SpA (2)(a) 8,336 57,603
Leonardo SpA (2)(a) 4,968 284,173
Nexi SpA (2)(a)(c) 4,608 22,712
Pirelli & C SpA (2)(a)(c) 4,515 30,832
Poste Italiane SpA (2)(a)(c) 2,477 62,182
Reply SpA (2)(a) 92 12,318
Snam SpA (2)(a) 7,301 48,514
Telecom Italia SpA (2)*(a) 42,707 25,656
UniCredit SpA (2)(a) 3,490 289,066
1,167,236
Japan - 31 .3%
Advantest Corp. (2)(a) 800 101,158
Aeon Co. Ltd. (2)(a) 2,100 33,174
AGC, Inc. (2)(a) 300 9,949
Aisin Corp. (2)(a) 1,800 33,725
Ajinomoto Co., Inc. (2) 3,000 63,420
ANA Holdings, Inc. (2)(a) 5,000 94,958
Asahi Intecc Co. Ltd. (2) 100 1,875
Asahi Kasei Corp. (2)(a) 5,000 44,444
Astellas Pharma, Inc. (2)(a) 21,000 279,500
BayCurrent, Inc. (2)(a) 2,900 120,245
Brother Industries Ltd. (2)(a) 3,400 67,924
Canon, Inc. (2)(a) 2,900 85,807
Central Japan Railway Co. (2)(a) 3,300 91,410
Chubu Electric Power Co., Inc. (2)
(a) 2,000 30,813
Concordia Financial Group Ltd. (2)
(a) 5,000 41,335
Dai Nippon Printing Co. Ltd. (2)(a) 4,700 80,906
Dai-ichi Life Holdings, Inc. (2)(a) 6,100 50,694
Daiichi Sankyo Co. Ltd. (2)(a) 6,600 140,148
Daiwa Securities Group, Inc. (2)(a) 1,900 16,651
Denso Corp. (2)(a) 4,200 58,011
Dentsu Group, Inc. (2)*(a) 1,200 25,468
Disco Corp. (2)(a) 100 30,466
ENEOS Holdings, Inc. (2)(a) 6,600 46,696
FANUC Corp. (2)(a) 1,200 46,699
Fujitsu Ltd. (2)(a) 7,900 217,115
Fukuoka Financial Group, Inc. (2)
(a) 3,700 119,679
Hirose Electric Co. Ltd. (2)(a) 100 11,066
Hitachi Ltd. (2)(a) 4,000 125,446
Honda Motor Co. Ltd. (2)(a) 31,000 304,256

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 31.3% (continued)
Hoya Corp. (2)(a) 1,300 197,170
IHI Corp. (2)(a) 2,100 36,919
Iida Group Holdings Co. Ltd. (2)(a) 1,500 24,108
Inpex Corp. (2)(a) 800 16,000
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 11,000 159,776
Japan Airlines Co. Ltd. (2)(a) 6,700 124,256
Japan Post Bank Co. Ltd. (2)(a) 11,500 161,886
Japan Post Holdings Co. Ltd. (2)(a) 18,700 197,311
Japan Tobacco, Inc. (2)(a) 300 10,783
JFE Holdings, Inc. (2)(a) 11,600 147,887
Kajima Corp. (2)(a) 2,600 96,948
Kansai Electric Power Co., Inc.
(The) (2)(a) 1,600 25,128
Kao Corp. (2)(a) 300 11,973
Kirin Holdings Co. Ltd. (2)(a) 3,600 53,888
Kobe Steel Ltd. (2)(a) 9,100 120,246
Komatsu Ltd. (2)(a) 1,700 53,945
Kubota Corp. (2)(a) 700 9,919
Kyoto Financial Group, Inc. (2)(a) 1,800 39,422
Kyushu Electric Power Co., Inc. (2)
(a) 2,400 25,748
LY Corp. (2)(a) 77,800 207,022
Marubeni Corp. (2)(a) 1,700 47,345
MatsukiyoCocokara & Co. (a) 3,100 53,672
MINEBEA MITSUMI, Inc. (2)(a) 3,100 62,377
Mitsubishi Chemical Group Corp.
(2)(a) 8,400 49,171
Mitsubishi Corp. (2)(a) 1,400 32,022
Mitsubishi Electric Corp. (2)(a) 3,800 110,796
Mitsubishi HC Capital, Inc. (2)(a) 1,100 9,202
Mitsubishi Heavy Industries Ltd. (2)
(a) 1,000 24,412
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,100 17,458
Mitsui & Co. Ltd. (2)(a) 2,800 83,153
Mitsui Chemicals, Inc. (2)(a) 6,400 81,838
Mizuho Financial Group, Inc. (2)(a) 10,400 379,544
Murata Manufacturing Co. Ltd. (2)
(a) 9,300 192,212
Nexon Co. Ltd. (2)(a) 6,000 146,559
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,100 23,543
Nippon Steel Corp. (2)(a) 25,800 105,575
Nippon Yusen KK (2)(a) 2,000 64,783
Nissan Chemical Corp. (2)(a) 600 20,618
Niterra Co. Ltd. (2)(a) 300 13,217
Nomura Holdings, Inc. (2)(a) 17,800 148,282
Obayashi Corp. (2)(a) 6,100 127,660
Obic Co. Ltd. (2)(a) 4,500 141,249
Oji Holdings Corp. (2)(a) 1,600 8,784
Omron Corp. (2)(a) 3,800 96,140
Ono Pharmaceutical Co. Ltd. (2)(a) 1,400 19,396
Oracle Corp. Japan (2)(a) 300 25,215
ORIX Corp. (2)(a) 4,600 134,538
Panasonic Holdings Corp. (2)(a) 9,000 116,676
Rakuten Group, Inc. (2)*(a) 35,100 224,920
Recruit Holdings Co. Ltd. (2)(a) 5,200 292,196
Renesas Electronics Corp. (2)*(a) 1,000 13,697
Resona Holdings, Inc. (2)(a) 23,000 218,908
INVESTMENTS SHARES VALUE ($)
Japan - 31.3% (continued)
Resonac Holdings Corp. (2)(a) 300 12,509
Sanwa Holdings Corp. (2)(a) 3,400 88,530
Seiko Epson Corp. (2)(a) 5,300 67,174
Seven & i Holdings Co. Ltd. (2)(a) 15,200 218,379
Shimizu Corp. (2)(a) 4,700 80,246
Shin-Etsu Chemical Co. Ltd. (2)(a) 2,800 86,971
Shionogi & Co. Ltd. (2)(a) 2,300 41,630
Shizuoka Financial Group, Inc. (2)
(a) 7,600 118,003
SMC Corp. (2)(a) 100 34,600
Sojitz Corp. (2)(a) 5,400 167,939
Sony Financial Group, Inc. * 1,100 1,166
Sony Group Corp. (2)(a) 7,900 202,643
Subaru Corp. (2)(a) 2,700 58,134
Sumitomo Corp. (2)(a) 5,800 200,753
Sumitomo Electric Industries Ltd.
(2)(a) 600 24,166
Sumitomo Metal Mining Co. Ltd.
(2)(a) 2,100 84,092
Sumitomo Mitsui Financial Group,
Inc. (2) 300 9,648
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 5,600 170,659
Takeda Pharmaceutical Co. Ltd.
(2)(a) 1,900 59,024
TBS Holdings, Inc. (2)(a) 300 11,072
Tokio Marine Holdings, Inc. (2)(a) 1,000 36,966
Tokyo Century Corp. (2)(a) 1,700 22,041
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 4,800 20,184
Tokyo Electron Ltd. (2)(a) 600 133,636
Tokyo Gas Co. Ltd. (2)(a) 1,800 71,360
Tokyu Corp. (2)(a) 1,400 16,361
TOPPAN Holdings, Inc. (2)(a) 900 26,754
Tosoh Corp. (2)(a) 600 9,016
TOTO Ltd. (2)(a) 900 24,867
Toyota Motor Corp. (2)(a) 5,900 126,715
Toyota Tsusho Corp. (2)(a) 800 26,975
USS Co. Ltd. (2)(a) 4,600 50,336
West Japan Railway Co. (2)(a) 500 9,963
Yamato Holdings Co. Ltd. (2)(a) 3,500 49,279
Yaskawa Electric Corp. (2)(a) 1,700 51,682
Yokogawa Electric Corp. (2)(a) 1,100 35,278
9,627,282
Netherlands - 1 .9%
Aalberts NV (2)(a) 304 10,021
ABN AMRO Bank NV, CVA (2)(a)(c) 1,651 57,684
Argenx SE (2)*(a) 193 162,804
ASM International NV (2)(a) 153 92,625
ASR Nederland NV (2)(a) 400 28,460
Heineken NV (2)(a) 1,401 115,592
NN Group NV (2)(a) 1,338 103,220
570,406
Nigeria - 0 .2%
Airtel Africa plc (2)(c) 14,110 67,590

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 0 .6%
Gjensidige Forsikring ASA (2)(a) 948 28,334
Kongsberg Gruppen ASA (2)(a) 2,637 67,574
Norsk Hydro ASA (2)(a) 1,108 8,553
Storebrand ASA (2)(a) 1,603 27,396
Telenor ASA (2)(a) 3,515 51,124
182,981
Portugal - 0 .2%
Banco Comercial Portugues SA,
Class R (2) 34,376 36,186
EDP SA (2) 3,133 14,430
50,616
Singapore - 0 .4%
DBS Group Holdings Ltd. (2) 1,200 52,565
Genting Singapore Ltd. (2) 29,200 16,451
Keppel Ltd. (2) 1,600 12,863
United Overseas Bank Ltd. (2) 1,900 51,748
133,627
South Korea - 0 .1%
Delivery Hero SE (2)*(c) 681 17,951
Spain - 1 .5%
ACS Actividades de Construccion y
Servicios SA (2)(a) 255 25,313
Aena SME SA (2)(a)(c) 2,757 77,033
Banco Santander SA (2)(a) 733 8,628
Bankinter SA (2)(a) 3,222 53,405
Enagas SA (2)(a) 1,584 24,479
Fluidra SA (2)(a) 785 21,267
Grifols SA (2)(a) 666 8,325
Indra Sistemas SA (2)(a) 154 8,754
Industria de Diseno Textil SA (2)(a) 2,627 173,289
Repsol SA (2)(a) 1,637 30,544
Unicaja Banco SA (2)(a)(c) 13,234 43,063
474,100
Sweden - 3 .4%
Alfa Laval AB (2)(a) 669 33,545
Autoliv, Inc. (a)(b) 426 50,566
Boliden AB (2)*(a) 863 47,807
Elekta AB, Class B (2)(a) 83 508
Embracer Group AB (2)*(a) 1,878 12,297
Epiroc AB, Class A (2) 431 9,716
Essity AB, Class B (2)(a) 411 11,817
Evolution AB (2)(a)(c) 82 5,568
Husqvarna AB, Class B (2)(a) 4,660 23,361
Saab AB, Class B (2)(a) 506 29,358
Sandvik AB (2)(a) 1,291 41,701
Skanska AB, Class B (2) 613 16,703
SSAB AB, Class B (2)(a) 1,154 8,641
Svenska Handelsbanken AB, Class
A (2)(a) 13,135 190,293
Swedbank AB, Class A (2)(a) 5,069 175,868
Swedish Orphan Biovitrum AB
(2)*(a) 830 29,786
Tele2 AB, Class B (2)(a) 3,170 53,118
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 17,637 171,643
Telia Co. AB (2)(a) 31,422 134,297
INVESTMENTS SHARES VALUE ($)
Sweden - 3.4% (continued)
Volvo AB, Class B (2)(a) 299 9,516
1,056,109
Switzerland - 3 .9%
ABB Ltd. (Registered) (2)(a) 2,762 203,608
Accelleron Industries AG (2)(a) 512 39,489
Adecco Group AG (Registered) (2)
(a) 3,560 102,528
Avolta AG (2)*(a) 733 43,232
BKW AG (2)(a) 41 8,697
Clariant AG (Registered) (2)*(a) 1,549 13,856
Flughafen Zurich AG (Registered)
(2)(a) 209 66,162
Galderma Group AG (2)(a) 81 16,494
Galenica AG (a)(c) 137 16,898
Geberit AG (Registered) (2)(a) 23 17,862
Givaudan SA (Registered) (2)(a) 59 233,418
Helvetia Baloise Holding AG (2)(a) 33 8,679
Julius Baer Group Ltd. (2) 13 1,016
Kuehne + Nagel International AG
(Registered) (2)(a) 472 101,223
SGS SA (Registered) (a) 501 57,469
Swatch Group AG (The) (2)(a) 42 8,831
Swiss Life Holding AG (Registered)
(2)(a) 8 9,215
Swissquote Group Holding SA
(Registered) (2)(a) 34 20,643
TE Connectivity plc (a) 101 22,979
Zurich Insurance Group AG (2)(a) 278 210,363
1,202,662
United Kingdom - 8 .6%
Admiral Group plc (2)(a) 880 37,645
Ashtead Group plc (2)(a) 797 54,339
B&M European Value Retail SA (2)
(a) 10,305 23,360
Barclays plc (2)(a) 28,033 179,443
Burberry Group plc (2)*(a) 6,138 104,371
Centrica plc (2)(a) 54,578 124,441
CK Hutchison Holdings Ltd. (2)(a) 1,500 10,198
Compass Group plc (2)(a) 11,840 375,150
easyJet plc (2)(a) 8,654 59,366
Flutter Entertainment plc *(a)(b) 77 16,558
Hiscox Ltd. (2)(a) 1,969 37,649
Howden Joinery Group plc (2)(a) 2,886 32,299
ICG plc (2)(a) 313 8,631
Imperial Brands plc (2)(a) 205 8,608
InterContinental Hotels Group plc
(2)(a) 1,185 166,527
International Consolidated Airlines
Group SA (2)(a) 19,229 106,767
Intertek Group plc (2)(a) 137 8,496
Investec plc (2)(a) 221 1,640
ITV plc (2)(a) 15,368 16,950
Kingfisher plc (2)(a) 24,579 103,467
Lloyds Banking Group plc (2)(a) 88,923 117,620
NatWest Group plc (2)(a) 29,436 258,220
Next plc (2)(a) 85 15,649
Pennon Group plc (2)(a) 94 666
Persimmon plc (2)(a) 903 16,506

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.6% (continued)
Reckitt Benckiser Group plc (2)(a) 994 80,434
Rolls-Royce Holdings plc (2)(a) 13,293 205,586
RS GROUP plc (2)(a) 1,020 8,552
TechnipFMC plc (a)(b) 5,125 228,370
Tesco plc (2)(a) 22,595 134,369
United Utilities Group plc (2)(a) 542 8,708
Vodafone Group plc (2)(a) 58,451 77,916
2,628,501
United States - 160 .4%
Abercrombie & Fitch Co., Class A
*(a) 880 110,766
Accenture plc, Class A (a) 544 145,955
Acuity, Inc. (a) 24 8,641
Adobe, Inc. *(a) 811 283,842
ADT, Inc. (a) 10,920 88,124
Aflac, Inc. (a)(b) 958 105,639
AGCO Corp. (a)(b) 82 8,554
Agilent Technologies, Inc. (a)(b) 249 33,881
Agree Realty Corp., REIT (a) 120 8,644
Air Lease Corp., Class A (a)(b) 776 49,842
Airbnb, Inc., Class A *(a) 1,751 237,646
Akamai Technologies, Inc. *(a)(b) 1,428 124,593
Albemarle Corp. (a)(b) 150 21,216
Alcoa Corp. (a) 937 49,792
Align Technology, Inc. *(a)(b) 286 44,659
Allison Transmission Holdings, Inc.
(a) 527 51,593
Allstate Corp. (The) (a) 115 23,937
Alnylam Pharmaceuticals, Inc. *(a)
(b) 392 155,879
Altria Group, Inc. (a) 953 54,950
Amazon.com, Inc. *(a) 1,005 231,974
Amdocs Ltd. (a) 2,251 181,228
Amentum Holdings, Inc. *(a)(b) 957 27,753
American Electric Power Co., Inc.
(a) 211 24,330
American Financial Group, Inc. (a)
(b) 388 53,032
American International Group, Inc.
(a)(b) 783 66,986
American Tower Corp., REIT (a) 1,658 291,095
American Water Works Co., Inc.
(a)(b) 851 111,056
Ameriprise Financial, Inc. (a) 595 291,752
AMETEK, Inc. (a) 42 8,623
Analog Devices, Inc. 104 28,205
Antero Resources Corp. *(a)(b) 918 31,634
Aon plc, Class A (a) 450 158,796
AP Moller - Maersk A/S, Class B
(2)(a) 24 55,069
APA Corp. (a)(b) 610 14,921
AptarGroup, Inc. (a) 505 61,590
Aramark (a)(b) 6,380 235,167
Arch Capital Group Ltd. *(a) 1,268 121,627
Arista Networks, Inc. *(a)(b) 845 110,720
Armstrong World Industries, Inc. (a) 117 22,359
Arrow Electronics, Inc. *(a)(b) 250 27,545
ASGN, Inc. *(a)(b) 815 39,259
Ashland, Inc. (a)(b) 566 33,207
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
Assured Guaranty Ltd. (a)(b) 98 8,807
ATI, Inc. *(a) 152 17,444
Atlassian Corp., Class A *(a) 3,055 495,337
Autodesk, Inc. *(a) 754 223,192
AutoNation, Inc. *(a)(b) 230 47,490
AutoZone, Inc. *(a)(b) 26 88,179
Avnet, Inc. (a) 2,258 108,565
Axis Capital Holdings Ltd. (a) 2,204 236,026
Ball Corp. (a) 1,596 84,540
Bank of New York Mellon Corp.
(The) (a)(b) 398 46,204
Bath & Body Works, Inc. (a) 8,513 170,941
Becton Dickinson & Co. (a)(b) 313 60,744
BellRing Brands, Inc. *(a)(b) 4,630 123,760
Best Buy Co., Inc. (a)(b) 4,593 307,409
Biogen, Inc. *(a)(b) 385 67,756
BioMarin Pharmaceutical, Inc. *(a)
(b) 3,361 199,744
Blackbaud, Inc. *(a)(b) 1,198 75,857
Blue Owl Capital, Inc., Class A (a) 1,797 26,847
Booking Holdings, Inc. (a)(b) 58 310,609
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 454 38,299
BorgWarner, Inc. (a) 2,117 95,392
BP plc (2)(a) 56,633 330,282
Bright Horizons Family Solutions,
Inc. *(a) 887 89,942
Brink's Co. (The) (a) 330 38,521
Bristol-Myers Squibb Co. (a) 7,857 423,806
Broadridge Financial Solutions,
Inc. (a) 299 66,728
BRP, Inc. (a) 76 5,374
Brunswick Corp. (a)(b) 579 42,985
Burlington Stores, Inc. *(a) 241 69,613
CACI International, Inc., Class A
*(a) 89 47,420
Caesars Entertainment, Inc. *(a)(b) 1,643 38,430
Camden Property Trust, REIT (a) 229 25,208
Capital One Financial Corp. (a) 1,495 362,328
Cardinal Health, Inc. (a) 197 40,484
CarMax, Inc. *(a)(b) 1,641 63,408
Carpenter Technology Corp. (a)(b) 134 42,189
Carrier Global Corp. (a)(b) 2,767 146,208
CCC Intelligent Solutions Holdings,
Inc. *(a)(b) 5,879 46,738
Celsius Holdings, Inc. *(a)(b) 1,038 47,478
Centene Corp. *(a) 9,306 382,942
CF Industries Holdings, Inc. (a) 856 66,203
CH Robinson Worldwide, Inc. (a) 286 45,977
Charles River Laboratories
International, Inc. *(a)(b) 118 23,539
Charter Communications, Inc.,
Class A *(a)(b) 651 135,896
Chemed Corp. (a)(b) 211 90,278
Cheniere Energy, Inc. (a) 956 185,837
Chewy, Inc., Class A *(a)(b) 7,072 233,730
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 4,024 148,888
Chord Energy Corp. (a)(b) 341 31,611
Chubb Ltd. (a) 1,336 416,991

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
Ciena Corp. *(a)(b) 254 59,403
Cigna Group (The) (a) 574 157,982
Cincinnati Financial Corp. (a)(b) 53 8,656
Cirrus Logic, Inc. *(a)(b) 98 11,613
Citigroup, Inc. (a) 778 90,785
Citizens Financial Group, Inc. (a) 1,723 100,640
Clorox Co. (The) (a)(b) 838 84,496
Cloudflare, Inc., Class A *(a)(b) 72 14,195
CNA Financial Corp. (a) 866 41,343
CNH Industrial NV (a)(b) 17,937 165,379
CNO Financial Group, Inc. (a) 492 20,895
Coca-Cola Consolidated, Inc. (a) 301 46,143
Cognex Corp. (a)(b) 391 14,068
Columbia Sportswear Co. (a) 1,804 99,382
Comfort Systems USA, Inc. (a) 233 217,457
Commerce Bancshares, Inc. (a) 2,230 116,718
Commercial Metals Co. (a) 648 44,855
Commvault Systems, Inc. *(a) 338 42,372
Conagra Brands, Inc. (a)(b) 2,041 35,330
Concentrix Corp. (a)(b) 3,143 130,686
Confluent, Inc., Class A *(a)(b) 1,665 50,350
ConocoPhillips (a)(b) 843 78,913
Cooper Cos., Inc. (The) *(a)(b) 2,474 202,769
Copart, Inc. *(a)(b) 3,213 125,789
COPT Defense Properties, REIT (a) 348 9,674
Corcept Therapeutics, Inc. *(a)(b) 283 9,848
Corebridge Financial, Inc. (a) 3,040 91,717
Corteva, Inc. (a) 678 45,446
Crane Co. (a) 889 163,958
CRH plc (a)(b) 441 55,037
Crocs, Inc. *(a)(b) 335 28,649
Crowdstrike Holdings, Inc., Class
A *(a)(b) 46 21,563
Crown Castle, Inc., REIT (a)(b) 98 8,709
Crown Holdings, Inc. (a)(b) 1,656 170,518
CSX Corp. (a)(b) 746 27,043
Cummins, Inc. (a)(b) 106 54,108
Curtiss-Wright Corp. (a) 283 156,009
CVS Health Corp. (a)(b) 546 43,331
Danaher Corp. (a)(b) 861 197,100
Darden Restaurants, Inc. (a)(b) 304 55,942
Datadog, Inc., Class A *(a)(b) 412 56,028
Dayforce, Inc. *(a)(b) 1,519 105,054
Dell Technologies, Inc., Class C (a)
(b) 109 13,721
Delta Air Lines, Inc. (a) 1,426 98,964
Devon Energy Corp. (a) 884 32,381
Dexcom, Inc. *(a)(b) 799 53,030
Dillard's, Inc., Class A (a) 37 22,435
Docusign, Inc., Class A *(a) 719 49,180
Dolby Laboratories, Inc., Class A
(a)(b) 1,371 88,046
Dollar General Corp. (a)(b) 1,241 164,768
DoubleVerify Holdings, Inc. *(a)(b) 4,298 49,169
Dover Corp. (a) 548 106,992
DR Horton, Inc. (a)(b) 1,884 271,353
DraftKings, Inc., Class A *(a)(b) 6,632 228,539
DTE Energy Co. (a) 67 8,642
Duolingo, Inc., Class A *(a)(b) 642 112,671
DuPont de Nemours, Inc. (a)(b) 356 14,311
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
DXC Technology Co. *(a)(b) 992 14,533
Eagle Materials, Inc. (a)(b) 370 76,472
East West Bancorp, Inc. (a) 1,004 112,840
Ecolab, Inc. (a)(b) 451 118,397
Edison International (a)(b) 8,089 485,501
Edwards Lifesciences Corp. *(a) 572 48,763
Elastic NV *(a) 3,966 299,195
Elevance Health, Inc. (a) 172 60,295
elf Beauty, Inc. *(a)(b) 438 33,306
EMCOR Group, Inc. (a) 213 130,311
Encompass Health Corp. (a) 116 12,312
EnerSys (a) 113 16,583
Envista Holdings Corp. *(a)(b) 499 10,833
EPAM Systems, Inc. *(a)(b) 43 8,810
EPR Properties, REIT (a) 550 27,445
Equifax, Inc. (a)(b) 258 55,981
Equinix, Inc., REIT (a)(b) 403 308,762
Esab Corp. (a)(b) 1,140 127,361
Essent Group Ltd. (a)(b) 132 8,581
Etsy, Inc. *(a) 2,035 112,820
Evercore, Inc., Class A (a) 83 28,241
Everest Group Ltd. (a) 461 156,440
Exelixis, Inc. *(a) 5,128 224,760
ExlService Holdings, Inc. *(a)(b) 4,403 186,863
Expedia Group, Inc. (a)(b) 333 94,342
Extra Space Storage, Inc., REIT
(a)(b) 255 33,206
F&G Annuities & Life, Inc. 128 3,949
Federal Realty Investment Trust,
REIT (a)(b) 792 79,834
Federated Hermes, Inc., Class B
(a)(b) 172 8,956
FedEx Corp. (a) 908 262,285
Ferguson Enterprises, Inc. (a) 102 22,708
Fidelity National Financial, Inc. (a)
(b) 5,038 275,024
Fidelity National Information
Services, Inc. (a)(b) 446 29,641
Fifth Third Bancorp (a)(b) 867 40,584
First Hawaiian, Inc. (a) 2,757 69,752
First Horizon Corp. (a) 1,945 46,486
FirstCash Holdings, Inc. (a) 225 35,861
Five Below, Inc. *(a)(b) 694 130,722
Flowserve Corp. (a)(b) 421 29,209
Fluor Corp. *(a) 3,055 121,070
FNB Corp. (a)(b) 2,134 36,491
Ford Motor Co. (a) 13,242 173,735
Freeport-McMoRan, Inc. (a)(b) 1,860 94,469
Freshpet, Inc. *(a)(b) 135 8,226
Gaming and Leisure Properties,
Inc., REIT (a)(b) 487 21,764
Gap, Inc. (The) (a)(b) 2,812 71,987
Garmin Ltd. (a)(b) 232 47,061
Gartner, Inc. *(a)(b) 1,280 322,918
Gates Industrial Corp. plc *(a) 2,019 43,348
GE Aerospace (a)(b) 221 68,075
GE HealthCare Technologies, Inc.
(a) 268 21,981
GE Vernova, Inc. (a) 84 54,900
General Dynamics Corp. (a) 629 211,759

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
General Motors Co. (a) 1,625 132,145
Genpact Ltd. (a) 5,099 238,531
Genuine Parts Co. (a)(b) 831 102,180
GFL Environmental, Inc. (a) 1,437 61,729
Gitlab, Inc., Class A *(a)(b) 3,128 117,394
GLOBALFOUNDRIES, Inc. *(a) 1,293 45,152
Globe Life, Inc. (a)(b) 185 25,874
Globus Medical, Inc., Class A *(a)
(b) 98 8,556
GoDaddy, Inc., Class A *(a)(b) 1,926 238,978
Goodyear Tire & Rubber Co. (The)
*(a) 7,585 66,445
Graham Holdings Co., Class B (a) 21 23,071
Grand Canyon Education, Inc. *(a) 359 59,705
Graphic Packaging Holding Co. (a)
(b) 12,634 190,268
Greif, Inc., Class A (a)(b) 437 29,585
GSK plc (2)(a) 3,339 81,863
Guidewire Software, Inc. *(a)(b) 471 94,676
GXO Logistics, Inc. *(a)(b) 200 10,528
H&R Block, Inc. (a) 482 21,006
Haemonetics Corp. *(a) 2,841 227,706
Halozyme Therapeutics, Inc. *(a)(b) 538 36,207
Hanover Insurance Group, Inc.
(The) (a) 118 21,567
Hartford Insurance Group, Inc.
(The) (a) 166 22,875
Hasbro, Inc. (a)(b) 926 75,932
HCA Healthcare, Inc. (a) 97 45,285
HealthEquity, Inc. *(a)(b) 776 71,089
Hexcel Corp. (a)(b) 114 8,425
Hilton Worldwide Holdings, Inc. (a) 258 74,111
Holcim AG (2)(a) 1,794 174,646
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,099 37,215
HP, Inc. (a) 5,288 117,817
HubSpot, Inc. *(a) 561 225,129
Humana, Inc. (a)(b) 139 35,602
Huntington Ingalls Industries, Inc.
(a)(b) 243 82,637
Illinois Tool Works, Inc. (a) 574 141,376
Illumina, Inc. *(a)(b) 1,050 137,718
Incyte Corp. *(a)(b) 973 96,103
Ingredion, Inc. (a)(b) 666 73,433
Insmed, Inc. *(a)(b) 49 8,528
Insulet Corp. *(a)(b) 417 118,528
International Bancshares Corp. (a)
(b) 170 11,295
International Business Machines
Corp. (a)(b) 178 52,725
International Flavors & Fragrances,
Inc. (a)(b) 752 50,677
Invesco Ltd. (a)(b) 1,016 26,690
Invitation Homes, Inc., REIT (a)(b) 4,949 137,533
IQVIA Holdings, Inc. *(a)(b) 1,136 256,066
Iron Mountain, Inc., REIT (a) 2,135 177,098
ITT, Inc. (a) 863 149,739
Jacobs Solutions, Inc. (a)(b) 265 35,102
Janus Henderson Group plc (a) 565 26,877
Jazz Pharmaceuticals plc *(a)(b) 642 109,140
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
JB Hunt Transport Services, Inc. (a) 1,203 233,791
Jefferies Financial Group, Inc. (a)(b) 1,298 80,437
Johnson & Johnson (a) 356 73,674
Jones Lang LaSalle, Inc. *(a) 593 199,527
KB Home (a) 496 27,979
Kemper Corp. (a) 288 11,676
Keurig Dr Pepper, Inc. (a)(b) 1,591 44,564
KeyCorp (a) 2,707 55,872
Keysight Technologies, Inc. *(a) 224 45,515
Kimco Realty Corp., REIT (a)(b) 426 8,635
Kinder Morgan, Inc. (a)(b) 4,112 113,039
Kirby Corp. *(a)(b) 118 13,001
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 588 30,741
Kyndryl Holdings, Inc. *(a) 2,537 67,383
Lam Research Corp. (a) 255 43,651
Lamar Advertising Co., Class A,
REIT (a)(b) 462 58,480
Landstar System, Inc. (a) 1,291 185,517
Las Vegas Sands Corp. (a) 5,225 340,095
Leidos Holdings, Inc. (a) 118 21,287
Leonardo DRS, Inc. (a) 994 33,885
Lincoln Electric Holdings, Inc. (a) 448 107,359
Linde plc (a) 490 208,931
Lineage, Inc., REIT (a) 259 9,065
Lithia Motors, Inc., Class A (a)(b) 31 10,302
Littelfuse, Inc. (a)(b) 71 17,957
LivaNova plc *(a) 215 13,229
Lockheed Martin Corp. (a) 397 192,017
Louisiana-Pacific Corp. (a) 829 66,950
Lowe's Cos., Inc. (a)(b) 510 122,992
Lyft, Inc., Class A *(a)(b) 4,931 95,513
LyondellBasell Industries NV, Class
A (a)(b) 3,163 136,958
Macy's, Inc. (a) 1,310 28,886
Manhattan Associates, Inc. *(a) 1,398 242,287
ManpowerGroup, Inc. (a) 673 20,008
Maplebear, Inc. *(a) 222 9,986
MarketAxess Holdings, Inc. (a)(b) 1,263 228,919
Marsh & McLennan Cos., Inc. (a)(b) 1,097 203,515
Marvell Technology, Inc. (a)(b) 415 35,267
MasTec, Inc. *(a) 86 18,694
Matador Resources Co. (a)(b) 471 19,989
Match Group, Inc. (a) 750 24,218
Mattel, Inc. *(a) 1,972 39,124
McKesson Corp. (a) 33 27,070
Medical Properties Trust, Inc., REIT
(a)(b) 4,534 22,670
Medpace Holdings, Inc. *(a)(b) 401 225,222
Medtronic plc (a) 553 53,121
Merck & Co., Inc. (a) 1,223 128,733
Meta Platforms, Inc., Class A (a) 102 67,329
MetLife, Inc. (a) 1,919 151,486
MGIC Investment Corp. (a) 2,755 80,501
MGM Resorts International *(a)(b) 1,391 50,758
Microchip Technology, Inc. (a)(b) 293 18,670
Micron Technology, Inc. (a)(b) 594 169,534
Microsoft Corp. (a) 291 140,733
MKS, Inc. (a) 53 8,469
Mohawk Industries, Inc. *(a) 591 64,596

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
Molina Healthcare, Inc. *(a) 53 9,198
MongoDB, Inc., Class A *(a)(b) 100 41,969
Morningstar, Inc. (a) 75 16,298
Mosaic Co. (The) (a) 6,521 157,091
MSCI, Inc., Class A (a)(b) 214 122,778
Mueller Industries, Inc. (a)(b) 1,631 187,239
Murphy Oil Corp. (a)(b) 440 13,750
Murphy USA, Inc. (a) 297 119,845
Nasdaq, Inc. (a)(b) 528 51,285
Natera, Inc. *(a)(b) 401 91,865
National Fuel Gas Co. (a)(b) 466 37,308
Nestle SA (Registered) (2)(a) 3,863 383,438
NetApp, Inc. (a)(b) 187 20,026
Neurocrine Biosciences, Inc. *(a) 1,557 220,829
New York Times Co. (The), Class
A (a) 2,710 188,128
Newell Brands, Inc. (a)(b) 25,476 94,771
Newmont Corp. (a) 1,511 150,873
News Corp., Class A (a)(b) 5,189 135,537
Nexstar Media Group, Inc., Class
A (a)(b) 91 18,478
Northern Trust Corp. (a)(b) 273 37,289
Northrop Grumman Corp. (a) 30 17,106
Northwestern Energy Group, Inc.
(a) 290 18,717
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 5,871 131,041
Novartis AG (Registered) (2)(a) 3,412 470,159
Nucor Corp. (a) 135 22,020
Nutanix, Inc., Class A *(a)(b) 6,713 346,995
NVIDIA Corp. (a) 776 144,724
NVR, Inc. *(a) 16 116,684
Occidental Petroleum Corp. (a)(b) 4,026 165,549
Old National Bancorp (a)(b) 525 11,713
Old Republic International Corp. (a) 1,377 62,846
Omega Healthcare Investors, Inc.,
REIT (a) 343 15,209
Omnicom Group, Inc. (a) 1,357 109,578
OneMain Holdings, Inc. (a) 266 17,968
Onto Innovation, Inc. *(a) 179 28,257
Oracle Corp. (a)(b) 812 158,267
O'Reilly Automotive, Inc. *(a) 3,253 296,706
Organon & Co. (a)(b) 2,558 18,341
Oshkosh Corp. (a)(b) 67 8,417
Otis Worldwide Corp. (a) 1,969 171,992
Ovintiv, Inc. (a) 683 26,767
Owens Corning (a) 795 88,968
PACCAR, Inc. (a)(b) 113 12,375
Packaging Corp. of America (a)(b) 294 60,632
Palantir Technologies, Inc., Class
A *(a)(b) 378 67,190
Palo Alto Networks, Inc. *(a)(b) 476 87,679
Park Hotels & Resorts, Inc., REIT
(a)(b) 799 8,358
Paylocity Holding Corp. *(a) 479 73,048
PayPal Holdings, Inc. (a) 2,360 137,777
PBF Energy, Inc., Class A (a)(b) 590 16,001
Penske Automotive Group, Inc. (a)
(b) 111 17,570
Pentair plc (a)(b) 290 30,201
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
PepsiCo, Inc. (a) 1,569 225,183
Pfizer, Inc. (a) 823 20,493
PG&E Corp. (a) 35,480 570,163
Philip Morris International, Inc. (a)
(b) 2,164 347,106
Phillips 66 (a) 923 119,104
Pinnacle Financial Partners, Inc. (a) 2,491 237,666
Pinterest, Inc., Class A *(a)(b) 2,126 55,042
PNC Financial Services Group, Inc.
(The) (a)(b) 1,568 327,289
Polaris, Inc. (a) 401 25,363
Popular, Inc. 569 70,852
Portland General Electric Co. (a) 736 35,321
Primerica, Inc. (a)(b) 55 14,210
Principal Financial Group, Inc. (a) 797 70,303
Procore Technologies, Inc. *(a)(b) 757 55,064
Procter & Gamble Co. (The) (a)(b) 972 139,297
Progressive Corp. (The) (a) 1,404 319,719
Prologis, Inc., REIT (a)(b) 1,465 187,022
Prosperity Bancshares, Inc. (a) 2,540 175,539
Prudential Financial, Inc. (a)(b) 1,016 114,686
Public Storage, REIT (a)(b) 124 32,178
Pure Storage, Inc., Class A *(a)(b) 1,019 68,283
QUALCOMM, Inc. (a) 368 62,946
Ralliant Corp. (a)(b) 259 13,186
Ralph Lauren Corp., Class A (a) 147 51,981
Range Resources Corp. (a)(b) 872 30,747
Raymond James Financial, Inc. (a)
(b) 755 121,245
Rayonier, Inc., REIT (a)(b) 397 8,595
RBC Bearings, Inc. *(a)(b) 31 13,901
Regeneron Pharmaceuticals, Inc.
(a) 171 131,990
Reinsurance Group of America,
Inc. (a) 1,134 230,724
RenaissanceRe Holdings Ltd. 412 115,838
Rexford Industrial Realty, Inc., REIT
(a)(b) 220 8,518
Reynolds Consumer Products, Inc.
(a) 1,423 32,615
Robert Half, Inc. (a) 1,122 30,474
Robinhood Markets, Inc., Class A
*(a)(b) 120 13,572
ROBLOX Corp., Class A *(a)(b) 3,437 278,500
Roche Holding AG (2)(a) 107 44,188
Roku, Inc., Class A *(a) 671 72,797
Roper Technologies, Inc. (a) 768 341,860
Ross Stores, Inc. (a)(b) 452 81,423
Rubrik, Inc., Class A *(a) 170 13,002
Ryder System, Inc. (a)(b) 312 59,714
Saia, Inc. *(a)(b) 40 13,061
Salesforce, Inc. (a) 652 172,721
Sandisk Corp. *(a)(b) 263 62,431
Sanofi SA (2)(a) 4,034 390,310
Sarepta Therapeutics, Inc. *(a)(b) 3,453 74,309
SBA Communications Corp., REIT
(a)(b) 248 47,971
Science Applications International
Corp. (a)(b) 944 95,023

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
Seagate Technology Holdings plc
(a)(b) 273 75,181
Selective Insurance Group, Inc. (a) 2,663 222,813
SentinelOne, Inc., Class A *(a)(b) 4,998 74,970
Service Corp. International (a) 629 49,043
ServiceNow, Inc. *(a) 595 91,148
Silicon Laboratories, Inc. *(a)(b) 132 17,252
Simon Property Group, Inc., REIT
(a)(b) 258 47,758
Simpson Manufacturing Co., Inc.
(a)(b) 99 15,986
Smurfit WestRock plc (a)(b) 7,711 298,184
Snap, Inc., Class A *(a)(b) 13,233 106,790
Snowflake, Inc., Class A *(a)(b) 376 82,479
Solventum Corp. *(a) 202 16,006
Sotera Health Co. *(a)(b) 487 8,591
SOUTHSTATE BANK Corp. (a)(b) 1,823 171,563
Southwest Airlines Co. (a)(b) 513 21,202
Sprouts Farmers Market, Inc. *(a)
(b) 860 68,516
SS&C Technologies Holdings, Inc.
(a)(b) 683 59,708
State Street Corp. (a)(b) 113 14,578
Steel Dynamics, Inc. (a)(b) 169 28,637
STERIS plc (a) 824 208,900
Stifel Financial Corp. (a) 2,466 308,793
Synaptics, Inc. *(a)(b) 117 8,660
Synchrony Financial (a) 282 23,527
T. Rowe Price Group, Inc. (a)(b) 83 8,498
Take-Two Interactive Software, Inc.
*(a)(b) 730 186,902
Tapestry, Inc. (a)(b) 988 126,237
Target Corp. (a) 1,096 107,134
Taylor Morrison Home Corp., Class
A *(a) 2,078 122,332
TD SYNNEX Corp. (a) 918 137,911
Teleflex, Inc. (a) 579 70,661
Tenet Healthcare Corp. *(a)(b) 762 151,425
Teradata Corp. *(a)(b) 353 10,745
Teradyne, Inc. (a)(b) 481 93,102
Texas Capital Bancshares, Inc. *(a)
(b) 723 65,460
Texas Pacific Land Corp. (a)(b) 122 35,041
Texas Roadhouse, Inc., Class A (a)
(b) 1,768 293,488
Textron, Inc. (a) 1,766 153,942
Thermo Fisher Scientific, Inc. (a)(b) 35 20,281
TJX Cos., Inc. (The) (a) 2,728 419,047
T-Mobile US, Inc. (a) 1,634 331,767
Toll Brothers, Inc. (a)(b) 325 43,947
Toro Co. (The) (a) 2,525 198,768
Tradeweb Markets, Inc., Class A
(a)(b) 1,401 150,664
Trane Technologies plc (a) 85 33,082
TransUnion (a)(b) 581 49,821
Travel + Leisure Co. (a)(b) 161 11,355
Travelers Cos., Inc. (The) (a) 407 118,054
Trex Co., Inc. *(a) 2,365 82,964
Truist Financial Corp. (a)(b) 903 44,437
Tyson Foods, Inc., Class A (a)(b) 2,129 124,802
INVESTMENTS SHARES VALUE ($)
United States - 160.4% (continued)
Uber Technologies, Inc. *(a)(b) 1,846 150,837
UDR, Inc., REIT (a)(b) 354 12,985
Ultragenyx Pharmaceutical, Inc. *(a) 366 8,418
Union Pacific Corp. (a) 197 45,570
United Airlines Holdings, Inc. *(a) 1,413 158,002
United Parcel Service, Inc., Class
B (a) 2,653 263,151
United Therapeutics Corp. *(a) 324 157,869
Universal Health Services, Inc.,
Class B (a) 148 32,267
Unum Group (a) 745 57,738
Valmont Industries, Inc. (a)(b) 30 12,070
Veeva Systems, Inc., Class A *(a) 1,623 362,302
Ventas, Inc., REIT (a)(b) 1,038 80,320
Veralto Corp. (a)(b) 2,379 237,377
VeriSign, Inc. (a) 1,649 400,624
Verisk Analytics, Inc., Class A (a) 515 115,200
Vertex Pharmaceuticals, Inc. *(a) 81 36,722
Vertiv Holdings Co., Class A (a)(b) 294 47,631
VF Corp. (a)(b) 3,020 54,602
Viatris, Inc. (a) 1,869 23,269
Viking Holdings Ltd. *(a)(b) 2,794 199,520
Vontier Corp. (a)(b) 238 8,849
Voya Financial, Inc. (a) 407 30,317
Walmart, Inc. (a)(b) 3,367 375,117
Warner Music Group Corp., Class
A (a) 2,825 86,643
Watts Water Technologies, Inc.,
Class A (a)(b) 116 32,018
Weatherford International plc (a) 354 27,704
WEC Energy Group, Inc. (a)(b) 116 12,233
Wells Fargo & Co. (a) 843 78,568
Wendy's Co. (The) (a)(b) 11,685 97,336
WESCO International, Inc. (a)(b) 139 34,005
West Pharmaceutical Services,
Inc. (a) 171 47,049
Western Digital Corp. (a)(b) 434 74,765
Westinghouse Air Brake
Technologies Corp. (a) 348 74,281
Williams Cos., Inc. (The) (a)(b) 176 10,579
Woodward, Inc. (a) 76 22,976
Workday, Inc., Class A *(a)(b) 392 84,194
Xylem, Inc. (a) 195 26,555
Zimmer Biomet Holdings, Inc. (a)(b) 248 22,300
Zions Bancorp NA (a) 625 36,588
Zoetis, Inc., Class A (a) 685 86,187
Zoom Communications, Inc., Class
A *(a) 2,140 184,661
Zscaler, Inc. *(a)(b) 78 17,544
49,239,994
TOTAL COMMON STOCKS
(Cost $74,982,764) 77,867,203
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference) (2)(a)
(Cost $31,359) 251 30,632

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 66.3%
INVESTMENT COMPANIES - 37 .6%
Limited Purpose Cash Investment
Fund, 3.78% (d)
(Cost $11,529,370) 11,529,376 11,529,376
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 28 .7%
U.S. Treasury Bills
3.96%, 2/19/2026 (2)(e) $ 1,122,000 1,116,669
3.77%, 4/9/2026 (2)(e) 1,000,000 990,418
3.71%, 4/30/2026 (2)(e) 162,000 160,128
3.77%, 5/7/2026 (2)(e) 1,733,000 1,711,739
3.76%, 5/14/2026 (2)(e) 2,449,000 2,417,614
3.70%, 6/4/2026 (2)(e) 378,000 372,404
3.56%, 6/18/2026 (2)(e) 706,000 694,544
3.55%, 6/25/2026 (2)(e) 1,381,000 1,357,723
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,816,435) 8,821,239
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,345,805) 20,350,615
TOTAL LONG POSITIONS
(Cost $95,359,928) 98,248,450
SHARES
SHORT POSITIONS - (250.1)%
COMMON STOCKS - (249.7)%
Australia - ( 7 .6 ) %
ALS Ltd. (2) (17) (249)
Ampol Ltd. (2) (4,536) (96,406)
Atlas Arteria Ltd. (2) (3,445) (11,205)
Brambles Ltd. (2) (1,361) (20,783)
CAR Group Ltd. (2) (3,191) (65,356)
Cleanaway Waste Management
Ltd. (2) (8,461) (14,587)
Cochlear Ltd. (2) (670) (116,325)
Coles Group Ltd. (2) (5,451) (77,913)
Commonwealth Bank of Australia
(2) (2,131) (227,460)
Computershare Ltd. (2) (103) (2,334)
CSL Ltd. (2) (1,187) (136,602)
IDP Education Ltd. (2) (305) (1,172)
Insurance Australia Group Ltd. (2) (12,389) (65,751)
Lendlease Corp. Ltd. (2) (2,703) (9,340)
Lynas Rare Earths Ltd. (2) (11,272) (92,447)
Macquarie Group Ltd. (2) (1,422) (192,154)
National Australia Bank Ltd. (2) (3,774) (106,113)
New Hope Corp. Ltd. (2) (3,176) (8,520)
NEXTDC Ltd. (2) (10,897) (90,728)
Ramsay Health Care Ltd. (2) (3,729) (85,266)
REA Group Ltd. (2) (610) (74,362)
Reece Ltd. (2) (1,340) (11,928)
Rio Tinto plc (2) (1,289) (103,830)
Santos Ltd. (2) (14,951) (61,407)
SGH Ltd. (2) (808) (24,938)
Sonic Healthcare Ltd. (2) (3,147) (47,384)
Telix Pharmaceuticals Ltd. (2) (7,593) (56,761)
Transurban Group (2) (888) (8,404)
Treasury Wine Estates Ltd. (2) (29,969) (104,574)
INVESTMENTS SHARES VALUE ($)
Australia - (7.6)% (continued)
Washington H Soul Pattinson & Co.
Ltd. (2) (2,540) (62,848)
WiseTech Global Ltd. (2) (3,818) (173,583)
Woodside Energy Group Ltd. (2) (6,778) (105,687)
Woolworths Group Ltd. (2) (4,530) (88,629)
(2,345,046)
Belgium - ( 0 .8 ) %
Anheuser-Busch InBev SA/NV (2) (3,015) (193,505)
D'ieteren Group (2) (235) (42,329)
Groupe Bruxelles Lambert NV (2) (98) (8,715)
(244,549)
Canada - ( 10 .0 ) %
Air Canada (1,342) (18,861)
Algonquin Power & Utilities Corp. (3,179) (19,548)
AtkinsRealis Group, Inc. (841) (54,288)
Bank of Montreal (66) (8,571)
BCE, Inc. (13,397) (319,563)
Bombardier, Inc., Class B (706) (120,106)
Brookfield Asset Management Ltd.,
Class A (161) (8,434)
Brookfield Corp., Class A (2,323) (106,659)
CAE, Inc. (2,099) (63,832)
Cameco Corp. (1,684) (154,198)
Canadian Imperial Bank of
Commerce (731) (66,270)
Canadian Pacific Kansas City Ltd. (116) (8,540)
Canadian Tire Corp. Ltd., Class A (217) (27,500)
Canadian Utilities Ltd., Class A (1,183) (36,829)
Capital Power Corp. (2,646) (112,873)
Capstone Copper Corp. (3,969) (39,848)
Descartes Systems Group, Inc.
(The) (97) (8,510)
Dollarama, Inc. (115) (17,188)
Element Fleet Management Corp. (612) (16,074)
Emera, Inc. (587) (28,928)
Enbridge, Inc. (3,852) (184,328)
Equinox Gold Corp. (3,561) (50,047)
Fortis, Inc. (1,182) (61,453)
Franco-Nevada Corp. (69) (14,303)
Gildan Activewear, Inc. (2,199) (137,447)
Hydro One Ltd. (c) (3,083) (122,732)
IGM Financial, Inc. (150) (6,755)
Keyera Corp. (3,634) (116,496)
Manulife Financial Corp. (610) (22,150)
National Bank of Canada (1,246) (156,695)
Nutrien Ltd. (1,800) (111,104)
Open Text Corp. (3,100) (100,958)
Pembina Pipeline Corp. (3,344) (127,396)
RB Global, Inc. (233) (23,988)
Restaurant Brands International,
Inc. (1,274) (86,935)
Rogers Communications, Inc.,
Class B (5,103) (192,624)
Shopify, Inc., Class A (1,034) (166,489)
TC Energy Corp. (693) (38,160)
Thomson Reuters Corp. (147) (19,399)
TMX Group Ltd. (227) (8,638)
West Fraser Timber Co. Ltd. (101) (6,179)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (10.0)% (continued)
Whitecap Resources, Inc. (7,424) (62,202)
WSP Global, Inc. (48) (8,691)
(3,061,789)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (7,041) (80,077)
Denmark - ( 2 .1 ) %
Carlsberg A/S, Class B (2) (297) (38,872)
Coloplast A/S, Class B (2) (107) (9,174)
Demant A/S (2) (1,073) (36,154)
DSV A/S (2) (1,038) (261,428)
Novo Nordisk A/S, Class B (2) (2,460) (124,767)
Novonesis Novozymes, Class B (2) (2,538) (162,383)
Tryg A/S (2) (853) (22,307)
(655,085)
Finland - ( 0 .7 ) %
Fortum OYJ (2) (6,524) (138,543)
Kesko OYJ, Class B (2) (565) (12,749)
Konecranes OYJ (2) (169) (18,506)
Metso OYJ (2) (1,926) (33,511)
Orion OYJ, Class B (2) (25) (1,865)
(205,174)
France - ( 7 .1 ) %
Accor SA (2) (638) (35,968)
Air Liquide SA (2) (455) (85,519)
Airbus SE (2) (929) (215,736)
AXA SA (2) (233) (11,180)
BioMerieux (2) (590) (76,343)
Bollore SE (2) (2,052) (11,532)
Capgemini SE (2) (274) (45,497)
Cie de Saint-Gobain SA (2) (1,474) (149,894)
Cie Generale des Etablissements
Michelin SCA (2) (2,982) (98,842)
Danone SA (2) (653) (58,900)
Dassault Systemes SE (2) (3,928) (109,741)
Engie SA (2) (9,843) (258,570)
EssilorLuxottica SA (2) (1,113) (351,929)
FDJ UNITED (2) (1,399) (38,725)
Getlink SE (2) (1,636) (30,199)
L'Oreal SA (2) (73) (31,340)
Pernod Ricard SA (2) (1,948) (166,800)
Publicis Groupe SA (2) (1,536) (159,510)
Remy Cointreau SA (2) (482) (20,648)
Renault SA (2) (502) (20,779)
Sodexo SA (2) (1,103) (56,513)
SPIE SA (2) (1,295) (74,659)
Technip Energies NV (2) (292) (11,120)
Teleperformance SE (2) (408) (29,527)
Veolia Environnement SA (2) (1,031) (35,876)
(2,185,347)
Germany - ( 6 .1 ) %
Aurubis AG (2) (375) (54,282)
BASF SE (2) (6,388) (336,128)
Bayerische Motoren Werke AG (2) (177) (19,193)
Beiersdorf AG (2) (786) (86,316)
Carl Zeiss Meditec AG (2) (579) (26,909)
CTS Eventim AG & Co. KGaA (2) (1,036) (94,838)
INVESTMENTS SHARES VALUE ($)
Germany - (6.1)% (continued)
Deutsche Bank AG (Registered) (2) (793) (30,562)
Deutsche Telekom AG (Registered)
(2) (267) (8,691)
Hannover Rueck SE (2) (28) (8,713)
Heidelberg Materials AG (2) (523) (135,591)
Hensoldt AG (2) (159) (13,618)
Infineon Technologies AG (2) (4,389) (191,496)
Knorr-Bremse AG (2) (141) (15,643)
Merck KGaA (2) (914) (130,449)
MTU Aero Engines AG (2) (191) (79,175)
SAP SE (2) (1,445) (351,090)
Siemens Healthineers AG (2)(c) (3,015) (158,039)
Symrise AG, Class A (2) (370) (29,978)
TeamViewer SE (2)(c) (4,538) (31,950)
Zalando SE (2)(c) (2,158) (63,676)
(1,866,337)
Italy - ( 3 .9 ) %
A2A SpA (2) (3,197) (8,651)
Azimut Holding SpA (2) (387) (16,122)
BPER Banca SpA (2) (23,318) (315,083)
Brunello Cucinelli SpA (2) (796) (91,299)
Coca-Cola HBC AG (2) (1,109) (57,373)
DiaSorin SpA (2) (110) (8,828)
Enel SpA (2) (910) (9,462)
ERG SpA (2) (247) (6,355)
Ferrari NV (2) (583) (216,651)
Hera SpA (2) (1,832) (8,639)
Infrastrutture Wireless Italiane SpA
(2)(c) (4,122) (38,146)
Italgas SpA (2) (10,389) (115,875)
Prysmian SpA (2) (2,945) (293,785)
Terna - Rete Elettrica Nazionale (2) (1,502) (15,979)
Unipol Assicurazioni SpA (2) (357) (8,565)
(1,210,813)
Japan - ( 30 .0 ) %
ABC-Mart, Inc. (2) (700) (11,862)
Allegro MicroSystems, Inc. (2,079) (54,844)
Asahi Group Holdings Ltd. (2) (4,800) (50,313)
Asics Corp. (2) (6,300) (151,241)
Azbil Corp. (2) (5,300) (48,199)
Bandai Namco Holdings, Inc. (2) (400) (10,646)
Bridgestone Corp. (2) (5,400) (121,496)
Capcom Co. Ltd. (2) (6,500) (150,989)
Chiba Bank Ltd. (The) (2) (11,500) (128,344)
Chugai Pharmaceutical Co. Ltd. (2) (6,100) (320,016)
CyberAgent, Inc. (2) (1,700) (14,486)
Daifuku Co. Ltd. (2) (5,000) (157,378)
Daikin Industries Ltd. (2) (600) (76,735)
East Japan Railway Co. (2) (4,400) (115,970)
Ebara Corp. (2) (4,300) (101,350)
Eisai Co. Ltd. (2) (300) (8,907)
Fast Retailing Co. Ltd. (2) (100) (36,259)
Fuji Electric Co. Ltd. (2) (1,400) (106,169)
FUJIFILM Holdings Corp. (2) (4,800) (101,848)
Fujikura Ltd. (2) (700) (77,627)
Hankyu Hanshin Holdings, Inc. (2) (1,000) (25,151)
Hikari Tsushin, Inc. (2) (300) (84,060)

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (30.0)% (continued)
Hitachi Construction Machinery Co.
Ltd. (2) (3,400) (100,503)
Hoshizaki Corp. (2) (300) (9,993)
Ibiden Co. Ltd. (2) (6,800) (293,705)
Idemitsu Kosan Co. Ltd. (2) (7,300) (55,270)
Isuzu Motors Ltd. (2) (8,800) (137,343)
ITOCHU Corp. (2) (20,500) (259,055)
Japan Post Insurance Co. Ltd. (2) (1,200) (36,088)
Kawasaki Heavy Industries Ltd. (2) (1,100) (72,948)
Kawasaki Kisen Kaisha Ltd. (2) (5,300) (73,777)
KDDI Corp. (2) (3,800) (65,769)
Keisei Electric Railway Co. Ltd. (2) (3,400) (27,911)
Keyence Corp. (2) (600) (217,035)
Kikkoman Corp. (2) (11,200) (101,703)
Kinden Corp. (2) (200) (8,675)
Kobe Bussan Co. Ltd. (2) (400) (9,628)
Konami Group Corp. (2) (600) (81,484)
Kyocera Corp. (2) (10,900) (152,804)
Kyowa Kirin Co. Ltd. (2) (2,500) (40,237)
Lasertec Corp. (2) (1,400) (266,760)
M3, Inc. (2) (20,000) (269,056)
Makita Corp. (2) (2,400) (72,742)
McDonald's Holdings Co. Japan
Ltd. (2) (400) (16,299)
MEIJI Holdings Co. Ltd. (2) (6,800) (151,132)
Mitsui Kinzoku Co. Ltd. (2) (300) (33,836)
Mitsui OSK Lines Ltd. (2) (1,400) (42,090)
MonotaRO Co. Ltd. (2) (8,000) (127,386)
MS&AD Insurance Group Holdings,
Inc. (2) (400) (9,391)
NIDEC Corp. (2) (4,400) (59,743)
Nintendo Co. Ltd. (2) (1,200) (81,017)
Nippon Paint Holdings Co. Ltd. (2) (19,500) (130,567)
Nippon Sanso Holdings Corp. (2) (3,600) (107,547)
Nissan Motor Co. Ltd. (2) (26,700) (66,348)
Nissin Foods Holdings Co. Ltd. (2) (2,700) (50,188)
Nitori Holdings Co. Ltd. (2) (9,200) (160,578)
Nitto Denko Corp. (2) (5,400) (128,572)
Nomura Research Institute Ltd. (2) (2,600) (98,942)
NTT, Inc. (2) (46,500) (46,941)
Olympus Corp. (2) (13,800) (174,974)
Oriental Land Co. Ltd. (2) (9,500) (175,750)
Osaka Gas Co. Ltd. (2) (1,100) (38,222)
Otsuka Corp. (2) (700) (14,424)
Otsuka Holdings Co. Ltd. (2) (2,000) (113,118)
Pan Pacific International Holdings
Corp. (2) (2,500) (14,892)
Rakuten Bank Ltd. (2) (300) (13,245)
Ricoh Co. Ltd. (2) (1,200) (10,559)
Rohm Co. Ltd. (2) (6,200) (88,074)
Ryohin Keikaku Co. Ltd. (2) (10,600) (187,169)
Sanrio Co. Ltd. (2) (4,500) (140,806)
SCREEN Holdings Co. Ltd. (2) (5,900) (574,686)
Secom Co. Ltd. (2) (1,400) (49,748)
Seibu Holdings, Inc. (2) (4,100) (112,654)
Sekisui Chemical Co. Ltd. (2) (900) (15,136)
Sekisui House Ltd. (2) (6,400) (142,805)
SG Holdings Co. Ltd. (4,400) (40,267)
Shimamura Co. Ltd. (2) (200) (13,032)
Shimano, Inc. (2) (400) (41,828)
INVESTMENTS SHARES VALUE ($)
Japan - (30.0)% (continued)
Shiseido Co. Ltd. (2) (600) (8,732)
Skylark Holdings Co. Ltd. (1,900) (40,817)
SoftBank Corp. (2) (8,300) (11,396)
Sompo Holdings, Inc. (2) (2,200) (74,673)
Square Enix Holdings Co. Ltd. (800) (14,604)
Sumitomo Forestry Co. Ltd. (2) (5,900) (60,057)
Suntory Beverage & Food Ltd. (2) (2,300) (69,169)
Suzuki Motor Corp. (2) (12,400) (185,448)
Sysmex Corp. (2) (1,400) (13,748)
T&D Holdings, Inc. (2) (2,300) (53,091)
TDK Corp. (2) (1,200) (16,977)
Terumo Corp. (2) (1,300) (18,896)
TIS, Inc. (2) (900) (30,236)
Toei Animation Co. Ltd. (2) (300) (5,196)
Toho Co. Ltd. (2,100) (106,984)
Toray Industries, Inc. (2) (7,700) (50,202)
Toyo Suisan Kaisha Ltd. (2) (1,300) (89,182)
Toyota Industries Corp. (2) (2,700) (306,090)
Trend Micro, Inc. (2) (2,100) (87,218)
Unicharm Corp. (6,800) (38,853)
Yakult Honsha Co. Ltd. (2) (3,000) (46,889)
Yamaha Motor Co. Ltd. (2) (30,100) (223,230)
Yamazaki Baking Co. Ltd. (2) (400) (8,393)
Zensho Holdings Co. Ltd. (2) (100) (5,730)
ZOZO, Inc. (2) (8,500) (70,098)
(9,214,251)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (275) (33,462)
Luxembourg - ( 0 .9 ) %
ArcelorMittal SA (2) (6,093) (279,788)
Mexico - ( 0 .4 ) %
Fresnillo plc (2) (2,520) (112,368)
Netherlands - ( 1 .1 ) %
Adyen NV (2)(c) (32) (51,602)
Arcadis NV (2) (554) (23,109)
ASML Holding NV (2) (100) (107,753)
Koninklijke Ahold Delhaize NV (2) (1,322) (54,211)
Koninklijke KPN NV (2) (3,461) (16,172)
Koninklijke Vopak NV (2) (248) (11,051)
NXP Semiconductors NV (274) (59,474)
Universal Music Group NV (2) (332) (8,655)
Wolters Kluwer NV (2) (177) (18,333)
(350,360)
New Zealand - ( 0 .2 ) %
Xero Ltd. (2) (934) (70,754)
Norway - ( 0 .7 ) %
DNB Bank ASA (2) (4,035) (112,418)
Equinor ASA (2) (777) (18,323)
Orkla ASA (2) (5,501) (61,258)
TOMRA Systems ASA (2) (484) (6,487)
Vend Marketplaces ASA (54) (1,500)
(199,986)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (1,400) (24,108)
Jeronimo Martins SGPS SA (2) (1,130) (26,890)
(50,998)
Singapore - ( 1 .3 ) %
Oversea-Chinese Banking Corp.
Ltd. (2) (4,700) (72,207)
Sembcorp Industries Ltd. (2) (1,700) (7,947)
Singapore Airlines Ltd. (2) (1,800) (8,937)
Singapore Technologies
Engineering Ltd. (2) (16,100) (105,199)
Singapore Telecommunications
Ltd. (2) (11,900) (42,102)
STMicroelectronics NV (2) (6,055) (158,248)
(394,640)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (822) (34,000)
Spain - ( 1 .6 ) %
Acciona SA (2) (272) (59,198)
Amadeus IT Group SA (2) (591) (43,741)
CaixaBank SA (2) (8,611) (105,279)
Cellnex Telecom SA (2)(c) (1,587) (51,104)
Endesa SA (2,895) (104,210)
Iberdrola SA (2) (400) (8,661)
Redeia Corp. SA (2) (1,627) (29,004)
Telefonica SA (2) (24,606) (101,006)
(502,203)
Sweden - ( 3 .4 ) %
AAK AB (2) (2,440) (69,584)
AddTech AB, Class B (2) (1,286) (45,291)
Assa Abloy AB, Class B (2) (4,479) (173,028)
Atlas Copco AB, Class A (2) (15,488) (275,726)
Axfood AB (2) (22) (693)
EQT AB (2) (2,763) (107,939)
Getinge AB, Class B (2) (1,755) (41,435)
Hexagon AB, Class B (2) (5,622) (66,220)
Indutrade AB (2) (487) (12,623)
Lifco AB, Class B (2) (1,331) (50,443)
Nibe Industrier AB, Class B (2) (24,220) (92,578)
Nordnet AB publ (2) (436) (12,718)
Securitas AB, Class B (2) (544) (8,651)
Skandinaviska Enskilda Banken AB,
Class A (2) (1,023) (21,569)
Svenska Cellulosa AB SCA, Class
B (2) (4,347) (57,649)
Trelleborg AB, Class B (2) (10) (423)
(1,036,570)
Switzerland - ( 6 .5 ) %
Bachem Holding AG, Class B (2) (563) (42,173)
Banque Cantonale Vaudoise
(Registered) (2) (183) (23,135)
Barry Callebaut AG (Registered) (2) (14) (22,889)
Belimo Holding AG (Registered) (2) (62) (60,578)
Chocoladefabriken Lindt &
Spruengli AG (2) (5) (73,059)
Cie Financiere Richemont SA
(Registered) (2) (1,399) (301,697)
INVESTMENTS SHARES VALUE ($)
Switzerland - (6.5)% (continued)
EMS-Chemie Holding AG
(Registered) (2) (27) (18,625)
Georg Fischer AG (Registered) (2) (539) (36,109)
Logitech International SA
(Registered) (2) (583) (59,185)
Lonza Group AG (Registered) (2) (299) (201,592)
Partners Group Holding AG (2) (271) (332,513)
Sandoz Group AG (2) (116) (8,422)
Schindler Holding AG (2) (112) (42,119)
SIG Group AG (2) (2,305) (32,878)
Sika AG (Registered) (2) (46) (9,339)
Sonova Holding AG (Registered) (2) (65) (16,813)
Straumann Holding AG (Registered)
(2) (1,717) (200,552)
Swisscom AG (Registered) (2) (303) (220,086)
Tecan Group AG (Registered) (2) (124) (19,908)
Temenos AG (Registered) (2) (86) (8,553)
UBS Group AG (Registered) (2) (4,961) (229,072)
VAT Group AG (2)(c) (27) (12,963)
Ypsomed Holding AG (Registered)
(2) (47) (19,336)
(1,991,596)
Thailand - ( 0 .2 ) %
Fabrinet (111) (50,536)
United Kingdom - ( 7 .7 ) %
Aberdeen Group plc (2) (2) (6)
Associated British Foods plc (2) (4,789) (136,790)
AstraZeneca plc (2) (282) (52,187)
Auto Trader Group plc (2)(c) (3,606) (28,449)
Aviva plc (2) (934) (8,588)
Babcock International Group plc (2) (3,916) (65,259)
BAE Systems plc (2) (647) (14,891)
Beazley plc (2) (2,628) (29,388)
Bellway plc (2) (341) (12,556)
BT Group plc (2) (58,116) (143,979)
Bunzl plc (2) (4,100) (114,488)
Convatec Group plc (2)(c) (5,852) (19,106)
Croda International plc (2) (431) (15,636)
DCC plc (2) (176) (10,965)
Diageo plc (2) (8,368) (180,313)
Games Workshop Group plc (2) (64) (16,282)
Halma plc (2) (179) (8,496)
HSBC Holdings plc (2) (16,873) (265,513)
IMI plc (2) (1,044) (34,825)
Inchcape plc (599) (6,209)
Informa plc (2) (802) (9,516)
J Sainsbury plc (14,402) (63,093)
Legal & General Group plc (2) (8,826) (31,064)
M&G plc (2) (13,237) (50,960)
Man Group plc (2) (6,056) (18,598)
Marks & Spencer Group plc (2) (4,178) (18,592)
National Grid plc (2) (9,745) (149,474)
Pearson plc (2) (606) (8,568)
Rotork plc (2) (4,899) (21,446)
Schroders plc (2) (1,566) (8,560)
Severn Trent plc (2) (926) (34,772)
Smith & Nephew plc (2) (6,683) (111,145)
Smiths Group plc (2) (1,614) (51,051)

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.7)% (continued)
Spirax Group plc (2) (10) (914)
SSE plc (2) (11,704) (343,136)
Standard Chartered plc (2) (4,929) (120,270)
Tate & Lyle plc (2) (4,548) (22,929)
Taylor Wimpey plc (2) (6,120) (8,856)
Unilever plc (2) (642) (41,946)
Weir Group plc (The) (2) (1,661) (63,488)
Whitbread plc (2) (522) (17,892)
Wise plc, Class A (2) (398) (4,768)
(2,364,964)
United States - ( 156 .6 ) %
3M Co. (54) (8,645)
A O Smith Corp. (2,381) (159,241)
AAON, Inc. (1,354) (103,243)
Abbott Laboratories (2,219) (278,019)
AbbVie, Inc. (1,302) (297,494)
Acadia Healthcare Co., Inc. (8,523) (120,941)
Acerinox SA (2) (744) (11,013)
Advanced Drainage Systems, Inc. (130) (18,828)
Advanced Micro Devices, Inc. (544) (116,503)
AECOM (554) (52,813)
Aegon Ltd. (2) (2,656) (20,654)
AeroVironment, Inc. (419) (101,352)
AES Corp. (The) (3,393) (48,656)
Affirm Holdings, Inc., Class A (114) (8,485)
Air Products and Chemicals, Inc. (1,241) (306,552)
Alaska Air Group, Inc. (2,641) (132,842)
Albertsons Cos., Inc., Class A (3,027) (51,974)
Alcon AG (2) (427) (33,788)
Alexandria Real Estate Equities,
Inc., REIT (781) (38,222)
Allegion plc (69) (10,986)
Alliant Energy Corp. (4,801) (312,113)
Ally Financial, Inc. (3,053) (138,270)
Alphabet, Inc., Class A (1,247) (390,312)
Amcor plc (5,656) (47,171)
Ameren Corp. (87) (8,688)
American Airlines Group, Inc. (3,221) (49,378)
American Homes 4 Rent, Class A,
REIT (657) (21,090)
Americold Realty Trust, Inc., REIT (17,723) (227,918)
Amgen, Inc. (754) (246,792)
Amkor Technology, Inc. (4,693) (185,280)
Amphenol Corp., Class A (855) (115,545)
Apellis Pharmaceuticals, Inc. (5,247) (131,805)
API Group Corp. (3,648) (139,572)
Apollo Global Management, Inc. (1,343) (194,413)
Appfolio, Inc., Class A (40) (9,306)
Apple, Inc. (923) (250,927)
Applied Industrial Technologies, Inc. (33) (8,473)
Applied Materials, Inc. (649) (166,787)
Aptiv plc (416) (31,653)
Archer-Daniels-Midland Co. (2,561) (147,232)
Arthur J Gallagher & Co. (1,372) (355,060)
Associated Banc-Corp. (5,134) (132,252)
Assurant, Inc. (277) (66,715)
AT&T, Inc. (1,162) (28,864)
Atmos Energy Corp. (475) (79,624)
Aurora Innovation, Inc. (2,031) (7,799)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
Automatic Data Processing, Inc. (346) (89,002)
AvalonBay Communities, Inc., REIT (1,190) (215,759)
Avantor, Inc. (881) (10,096)
Avery Dennison Corp. (48) (8,730)
Avient Corp. (911) (28,460)
Avis Budget Group, Inc. (2,710) (347,747)
Axon Enterprise, Inc. (231) (131,192)
Baker Hughes Co., Class A (4,443) (202,334)
Bank of America Corp. (154) (8,470)
Bank OZK (2,064) (94,985)
Baxter International, Inc. (3,759) (71,834)
Belden, Inc. (450) (52,448)
Bentley Systems, Inc., Class B (6,562) (250,439)
BILL Holdings, Inc. (1,431) (78,047)
Bio-Rad Laboratories, Inc., Class A (566) (171,492)
Bio-Techne Corp. (2,438) (143,379)
BJ's Wholesale Club Holdings, Inc. (775) (69,773)
Black Hills Corp. (2,524) (175,216)
Blackrock, Inc. (18) (19,266)
Blackstone, Inc. (676) (104,199)
Block, Inc., Class A (1,972) (128,357)
Boeing Co. (The) (781) (169,571)
BOK Financial Corp. (718) (85,054)
Boston Scientific Corp. (484) (46,149)
Brixmor Property Group, Inc., REIT (2,610) (68,434)
Broadcom, Inc. (105) (36,341)
Brown & Brown, Inc. (2,582) (205,785)
Brown-Forman Corp., Class B (1,323) (34,477)
Bruker Corp. (1,793) (84,468)
Builders FirstSource, Inc. (1,016) (104,536)
Bunge Global SA (2,618) (233,211)
Buzzi SpA (2) (304) (18,377)
BWX Technologies, Inc. (446) (77,087)
BXP, Inc., REIT (787) (53,107)
Cabot Corp. (875) (57,995)
Cadence Design Systems, Inc. (354) (110,653)
Campbell's Co. (The) (7,279) (202,866)
Carlisle Cos., Inc. (32) (10,236)
Carnival Corp. (787) (24,035)
Carvana Co., Class A (384) (162,056)
Casey's General Stores, Inc. (160) (88,434)
Caterpillar, Inc. (15) (8,593)
Cboe Global Markets, Inc. (186) (46,686)
CBRE Group, Inc., Class A (350) (56,277)
CDW Corp. (63) (8,581)
Celanese Corp., Class A (1,465) (61,940)
Cencora, Inc. (887) (299,584)
CenterPoint Energy, Inc. (5,105) (195,726)
Certara, Inc. (4,861) (42,825)
Charles Schwab Corp. (The) (2,643) (264,062)
Chevron Corp. (1,746) (266,108)
Choice Hotels International, Inc. (2,682) (255,487)
Church & Dwight Co., Inc. (1,184) (99,278)
Churchill Downs, Inc. (773) (87,952)
Cintas Corp. (250) (47,018)
Cisco Systems, Inc. (4,263) (328,379)
Clarivate plc (19,633) (65,574)
Clean Harbors, Inc. (145) (34,000)
Clearway Energy, Inc., Class C (2,694) (89,602)
Cleveland-Cliffs, Inc. (15,693) (208,403)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
CME Group, Inc. (861) (235,122)
CMS Energy Corp. (725) (50,699)
CNX Resources Corp. (1,915) (70,415)
Coca-Cola Co. (The) (3,959) (276,774)
Cognizant Technology Solutions
Corp., Class A (101) (8,383)
Coherent Corp. (470) (86,748)
Coinbase Global, Inc., Class A (197) (44,550)
Colgate-Palmolive Co. (3,829) (302,568)
Comcast Corp., Class A (2,351) (70,271)
Consolidated Edison, Inc. (262) (26,022)
Constellation Brands, Inc., Class A (2,136) (294,683)
Constellation Energy Corp. (24) (8,478)
Corning, Inc. (673) (58,928)
CoStar Group, Inc. (517) (34,763)
Costco Wholesale Corp. (172) (148,322)
Coterra Energy, Inc. (6,581) (173,212)
Coty, Inc., Class A (2,805) (8,639)
Cousins Properties, Inc., REIT (1,648) (42,485)
Crane NXT Co. (2,698) (126,995)
Credit Acceptance Corp. (132) (58,537)
CubeSmart, REIT (4,070) (146,724)
Cullen/Frost Bankers, Inc. (254) (32,164)
Cytokinetics, Inc. (1,500) (95,310)
Darling Ingredients, Inc. (241) (8,676)
DaVita, Inc. (419) (47,603)
Deckers Outdoor Corp. (85) (8,812)
Deere & Co. (976) (454,397)
DENTSPLY SIRONA, Inc. (11,989) (137,034)
Diamondback Energy, Inc. (2,034) (305,771)
Dick's Sporting Goods, Inc. (855) (169,264)
Digital Realty Trust, Inc., REIT (1,756) (271,671)
Dollar Tree, Inc. (901) (110,832)
Dominion Energy, Inc. (8,206) (480,791)
Domino's Pizza, Inc. (56) (23,342)
Donaldson Co., Inc. (213) (18,885)
DoorDash, Inc., Class A (592) (134,076)
Dow, Inc. (872) (20,387)
Doximity, Inc., Class A (503) (22,273)
Dropbox, Inc., Class A (1,963) (54,571)
DT Midstream, Inc. (996) (119,201)
Duke Energy Corp. (2,498) (292,791)
Dynatrace, Inc. (214) (9,275)
EastGroup Properties, Inc., REIT (880) (156,763)
Eastman Chemical Co. (757) (48,319)
Eaton Corp. plc (122) (38,858)
eBay, Inc. (1,488) (129,605)
EchoStar Corp., Class A (1,719) (186,855)
Elanco Animal Health, Inc. (3,879) (87,782)
Element Solutions, Inc. (2,680) (66,973)
Eli Lilly & Co. (9) (9,672)
Emerson Electric Co. (1,122) (148,912)
Enphase Energy, Inc. (1,691) (54,197)
Ensign Group, Inc. (The) (317) (55,221)
Entegris, Inc. (1,461) (123,089)
Entergy Corp. (2,245) (207,505)
EOG Resources, Inc. (741) (77,812)
EQT Corp. (1,242) (66,571)
Equitable Holdings, Inc. (178) (8,482)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
Equity LifeStyle Properties, Inc.,
REIT (4,438) (268,987)
Equity Residential, REIT (1,827) (115,174)
Erie Indemnity Co., Class A (261) (74,816)
Essex Property Trust, Inc., REIT (302) (79,027)
Estee Lauder Cos., Inc. (The),
Class A (500) (52,360)
Euronet Worldwide, Inc. (113) (8,600)
Evergy, Inc. (4,553) (330,047)
Eversource Energy (129) (8,686)
Everus Construction Group, Inc. (114) (9,754)
Exelon Corp. (7,637) (332,897)
Expand Energy Corp. (1,212) (133,756)
Expeditors International of
Washington, Inc. (958) (142,752)
Experian plc (2) (189) (8,521)
Exponent, Inc. (192) (13,336)
Exxon Mobil Corp. (350) (42,119)
F5, Inc. (555) (141,669)
FactSet Research Systems, Inc. (60) (17,411)
Fair Isaac Corp. (5) (8,453)
Fastenal Co. (3,902) (156,587)
Ferrovial SE (2) (1,123) (72,760)
First American Financial Corp. (213) (13,087)
First Citizens BancShares, Inc.,
Class A (17) (36,485)
First Financial Bankshares, Inc. (280) (8,364)
First Industrial Realty Trust, Inc.,
REIT (541) (30,983)
First Solar, Inc. (32) (8,359)
FirstEnergy Corp. (4,390) (196,540)
Fiserv, Inc. (129) (8,665)
Flagstar Bank NA (7,295) (91,844)
Flex Ltd. (795) (48,034)
Floor & Decor Holdings, Inc., Class
A (3,663) (223,040)
Flowers Foods, Inc. (799) (8,693)
FMC Corp. (3,272) (45,383)
Fortinet, Inc. (463) (36,767)
Fortive Corp. (5,069) (279,859)
Fortune Brands Innovations, Inc. (169) (8,453)
Fox Corp., Class A (117) (8,549)
Franklin Resources, Inc. (2,463) (58,841)
FTI Consulting, Inc. (50) (8,542)
GATX Corp. (285) (48,336)
Gen Digital, Inc. (1,891) (51,416)
General Mills, Inc. (1,064) (49,476)
Gentex Corp. (369) (8,587)
Gilead Sciences, Inc. (671) (82,359)
Glacier Bancorp, Inc. (191) (8,414)
Globant SA (851) (55,630)
Goldman Sachs Group, Inc. (The) (216) (189,864)
Graco, Inc. (187) (15,328)
Halliburton Co. (403) (11,389)
Hamilton Lane, Inc., Class A (469) (62,991)
Hancock Whitney Corp. (2,270) (144,554)
Harley-Davidson, Inc. (8,032) (164,576)
Hayward Holdings, Inc. (543) (8,389)
Healthcare Realty Trust, Inc., REIT (2,857) (48,426)
Healthpeak Properties, Inc., REIT (4,926) (79,210)

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
HEICO Corp. (306) (99,019)
Henry Schein, Inc. (983) (74,295)
Hershey Co. (The) (954) (173,609)
Hewlett Packard Enterprise Co. (3,948) (94,831)
HF Sinclair Corp. (281) (12,948)
Highwoods Properties, Inc., REIT (924) (23,858)
Hilton Grand Vacations, Inc. (192) (8,592)
Hims & Hers Health, Inc. (4,868) (158,064)
Hologic, Inc. (949) (70,691)
Home BancShares, Inc. (1,390) (38,614)
Home Depot, Inc. (The) (689) (237,085)
Honeywell International, Inc. (92) (17,948)
Hormel Foods Corp. (7,557) (179,101)
Houlihan Lokey, Inc., Class A (49) (8,535)
Howard Hughes Holdings, Inc. (393) (31,350)
Howmet Aerospace, Inc. (858) (175,907)
Hubbell, Inc., Class B (408) (181,197)
Huntington Bancshares, Inc. (487) (8,449)
Hyatt Hotels Corp., Class A (2,368) (379,639)
IAC, Inc. (2,270) (88,757)
IDACORP, Inc. (1,363) (172,501)
IDEX Corp. (48) (8,541)
IDEXX Laboratories, Inc. (299) (202,282)
Independence Realty Trust, Inc.,
REIT (2,265) (39,592)
Ingersoll Rand, Inc. (3,721) (294,778)
Insperity, Inc. (226) (8,751)
Inspire Medical Systems, Inc. (565) (52,110)
Intel Corp. (2,681) (98,929)
Intercontinental Exchange, Inc. (53) (8,584)
International Paper Co. (4,702) (185,212)
Intuit, Inc. (69) (45,707)
Intuitive Surgical, Inc. (108) (61,167)
Ionis Pharmaceuticals, Inc. (1,070) (84,648)
IPG Photonics Corp. (945) (67,662)
Iridium Communications, Inc. (1,491) (25,914)
J M Smucker Co. (The) (88) (8,607)
Jabil, Inc. (597) (136,128)
Jack Henry & Associates, Inc. (432) (78,831)
James Hardie Industries plc,
CHESS (2) (7,328) (150,438)
Johnson Controls International plc (1,792) (214,592)
JPMorgan Chase & Co. (962) (309,976)
KBR, Inc. (215) (8,643)
Kilroy Realty Corp., REIT (2,245) (83,896)
Kimberly-Clark Corp. (687) (69,311)
Kinsale Capital Group, Inc. (34) (13,298)
Kite Realty Group Trust, REIT (5,640) (135,191)
KKR & Co., Inc. (157) (20,014)
KLA Corp. (115) (139,734)
Knife River Corp. (119) (8,372)
Kraft Heinz Co. (The) (5,071) (122,972)
Kratos Defense & Security
Solutions, Inc. (1,163) (88,283)
Kroger Co. (The) (879) (54,920)
L3Harris Technologies, Inc. (331) (97,172)
Labcorp Holdings, Inc. (542) (135,977)
Lamb Weston Holdings, Inc. (204) (8,546)
Lantheus Holdings, Inc. (476) (31,678)
Lattice Semiconductor Corp. (1,770) (130,237)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
Lear Corp. (74) (8,480)
Lennar Corp., Class A (1,612) (165,714)
Lennox International, Inc. (268) (130,135)
Liberty Media Corp-Liberty Formula
One, Class A (407) (36,378)
Lincoln National Corp. (1,697) (75,567)
Live Nation Entertainment, Inc. (707) (100,748)
LKQ Corp. (3,241) (97,878)
Loar Holdings, Inc. (125) (8,500)
Loews Corp. (348) (36,648)
LPL Financial Holdings, Inc. (1,059) (378,243)
Lululemon Athletica, Inc. (570) (118,452)
Lumentum Holdings, Inc. (39) (14,375)
M&T Bank Corp. (471) (94,897)
MACOM Technology Solutions
Holdings, Inc. (496) (84,955)
Madison Square Garden Sports
Corp., Class A (34) (8,794)
Marathon Petroleum Corp. (846) (137,585)
Markel Group, Inc. (19) (40,843)
Marriott International, Inc., Class A (798) (247,572)
Marriott Vacations Worldwide Corp. (148) (8,538)
Martin Marietta Materials, Inc. (102) (63,511)
Marzetti Co. (The) (52) (8,550)
Masco Corp. (801) (50,831)
Masimo Corp. (172) (22,370)
Mastercard, Inc., Class A (75) (42,816)
Maximus, Inc. (404) (34,873)
McCormick & Co., Inc. (Non-Voting) (126) (8,582)
McDonald's Corp. (324) (99,024)
MDU Resources Group, Inc. (10,091) (196,976)
Mettler-Toledo International, Inc. (15) (20,913)
Mid-America Apartment
Communities, Inc., REIT (102) (14,169)
Middleby Corp. (The) (115) (17,097)
Moderna, Inc. (4,836) (142,614)
Molson Coors Beverage Co., Class
B (847) (39,538)
Mondelez International, Inc., Class
A (6,597) (355,117)
Monolithic Power Systems, Inc. (163) (147,737)
Monster Beverage Corp. (4,706) (360,809)
Moody's Corp. (411) (209,959)
Morgan Stanley (941) (167,056)
Motorola Solutions, Inc. (111) (42,549)
MP Materials Corp. (846) (42,740)
MSA Safety, Inc. (149) (23,861)
MSC Industrial Direct Co., Inc.,
Class A (373) (31,369)
National Storage Affiliates Trust,
REIT (1,489) (42,005)
nCino, Inc. (2,982) (76,458)
Netflix, Inc. (1,107) (103,792)
New Jersey Resources Corp. (901) (41,554)
NextEra Energy, Inc. (291) (23,361)
Nextpower, Inc., Class A (95) (8,275)
NIKE, Inc., Class B (2,187) (139,334)
NiSource, Inc. (3,018) (126,032)
NNN REIT, Inc., REIT (347) (13,752)
Nordson Corp. (172) (41,354)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
NOV, Inc. (4,059) (63,442)
Novanta, Inc. (167) (19,871)
NRG Energy, Inc. (710) (113,060)
nVent Electric plc (353) (35,995)
OGE Energy Corp. (202) (8,625)
Okta, Inc., Class A (1,090) (94,252)
Old Dominion Freight Line, Inc. (510) (79,968)
Olin Corp. (2,438) (50,784)
Ollie's Bargain Outlet Holdings, Inc. (94) (10,303)
ON Semiconductor Corp. (721) (39,042)
ONE Gas, Inc. (775) (59,869)
ONEOK, Inc. (2,188) (160,818)
Option Care Health, Inc. (4,877) (155,381)
Ormat Technologies, Inc. (691) (76,335)
Parker-Hannifin Corp. (291) (255,777)
Parsons Corp. (978) (60,440)
Paychex, Inc. (1,508) (169,167)
Paycom Software, Inc. (329) (52,429)
Pegasystems, Inc. (1,587) (94,776)
Penn Entertainment, Inc. (579) (8,540)
Penumbra, Inc. (257) (79,904)
Performance Food Group Co. (744) (66,900)
Permian Resources Corp., Class A (2,108) (29,575)
Perrigo Co. plc (3,513) (48,901)
Pinnacle West Capital Corp. (98) (8,693)
Planet Fitness, Inc., Class A (308) (33,409)
Pool Corp. (107) (24,476)
Post Holdings, Inc. (386) (38,233)
Power Integrations, Inc. (1,051) (37,353)
PPG Industries, Inc. (306) (31,353)
PPL Corp. (4,525) (158,466)
PTC, Inc. (712) (124,038)
Public Service Enterprise Group,
Inc. (1,510) (121,253)
PulteGroup, Inc. (365) (42,800)
PVH Corp. (126) (8,445)
QIAGEN NV (2) (1,054) (47,933)
Qualys, Inc. (542) (72,032)
Quanta Services, Inc. (896) (378,166)
QuantumScape Corp. (16,622) (173,201)
Quest Diagnostics, Inc. (1,219) (211,533)
QXO, Inc. (2,744) (52,932)
Rambus, Inc. (479) (44,015)
Realty Income Corp., REIT (4,150) (233,936)
Regal Rexnord Corp. (717) (100,609)
Regency Centers Corp., REIT (444) (30,649)
Regions Financial Corp. (312) (8,455)
Reliance, Inc. (277) (80,017)
Repligen Corp. (699) (114,538)
Republic Services, Inc., Class A (41) (8,689)
ResMed, Inc. (224) (53,955)
Revolution Medicines, Inc. (1,772) (141,140)
Revvity, Inc. (847) (81,947)
RH (731) (130,959)
RingCentral, Inc., Class A (902) (26,050)
RLI Corp. (693) (44,338)
Rocket Cos., Inc., Class A (7,568) (146,516)
Rockwell Automation, Inc. (163) (63,418)
Rollins, Inc. (1,133) (68,003)
Royal Gold, Inc. (467) (103,809)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
Royalty Pharma plc, Class A (220) (8,501)
RPM International, Inc. (82) (8,528)
RTX Corp. (5) (917)
Ryan Specialty Holdings, Inc.,
Class A (329) (16,986)
S&P Global, Inc. (139) (72,640)
Sabra Health Care REIT, Inc., REIT (6,545) (123,962)
Samsara, Inc., Class A (506) (17,938)
Schneider Electric SE (2) (697) (190,682)
Schneider National, Inc., Class B (317) (8,410)
Scotts Miracle-Gro Co. (The) (1,120) (65,352)
SEI Investments Co. (102) (8,366)
Sempra (98) (8,652)
Sensata Technologies Holding plc (2,686) (89,417)
Shell plc (2) (1,245) (45,881)
Sherwin-Williams Co. (The) (218) (70,639)
Shift4 Payments, Inc., Class A (3,467) (218,317)
Signify NV (2)(c) (1,159) (28,502)
Silgan Holdings, Inc. (3,457) (139,559)
Sirius XM Holdings, Inc. (574) (11,477)
SiteOne Landscape Supply, Inc. (145) (18,061)
Skyworks Solutions, Inc. (384) (24,349)
SLB Ltd. (10,085) (387,063)
SLM Corp. (1,285) (34,772)
Snap-on, Inc. (25) (8,615)
SoFi Technologies, Inc. (1,072) (28,065)
Somnigroup International, Inc. (252) (22,499)
Sonoco Products Co. (813) (35,479)
Southern Co. (The) (3,472) (302,758)
Southwest Gas Holdings, Inc. (283) (22,646)
Spire, Inc. (797) (65,912)
STAG Industrial, Inc., REIT (2,869) (105,464)
Stanley Black & Decker, Inc. (702) (52,145)
Starbucks Corp. (1,761) (148,294)
Sterling Infrastructure, Inc. (229) (70,127)
Strategy, Inc., Class A (1,086) (165,018)
Stryker Corp. (88) (30,929)
Summit Therapeutics, Inc. (1,183) (20,691)
Sun Communities, Inc., REIT (731) (90,578)
Super Micro Computer, Inc. (3,677) (107,626)
Swiss Re AG (2) (1,336) (222,564)
Synopsys, Inc. (210) (98,641)
Sysco Corp. (366) (26,971)
Talen Energy Corp. (23) (8,621)
Targa Resources Corp. (1,699) (313,466)
Teledyne Technologies, Inc. (313) (159,858)
Tempus AI, Inc. (261) (15,412)
Terex Corp. (2,232) (119,144)
Tesla, Inc. (397) (178,539)
Tetra Tech, Inc. (319) (10,699)
Texas Instruments, Inc. (398) (69,049)
Thor Industries, Inc. (607) (62,321)
Timken Co. (The) (352) (29,614)
TopBuild Corp. (618) (257,823)
Tractor Supply Co. (1,519) (75,965)
Trade Desk, Inc. (The), Class A (404) (15,336)
TransDigm Group, Inc. (99) (131,655)
Trimble, Inc. (187) (14,651)
Twilio, Inc., Class A (742) (105,542)
Tyler Technologies, Inc. (173) (78,533)

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
UFP Industries, Inc. (181) (16,480)
UGI Corp. (5,217) (195,272)
Ulta Beauty, Inc. (125) (75,626)
UMB Financial Corp. (93) (10,699)
Under Armour, Inc., Class A (27,258) (135,472)
United Bankshares, Inc. (219) (8,410)
United Rentals, Inc. (11) (8,903)
UnitedHealth Group, Inc. (275) (90,780)
Unity Software, Inc. (1,040) (45,937)
Universal Display Corp. (106) (12,379)
US Bancorp (159) (8,484)
US Foods Holding Corp. (680) (51,218)
Vail Resorts, Inc. (578) (76,758)
Valaris Ltd. (283) (14,263)
Valero Energy Corp. (624) (101,581)
Valley National Bancorp (7,181) (83,874)
Valvoline, Inc. (1,240) (36,034)
Verizon Communications, Inc. (741) (30,181)
VICI Properties, Inc., Class A, REIT (706) (19,853)
Viking Therapeutics, Inc. (3,285) (115,566)
Virtu Financial, Inc., Class A (413) (13,761)
Visa, Inc., Class A (712) (249,706)
Visteon Corp. (89) (8,464)
Vistra Corp. (1,218) (196,500)
Vornado Realty Trust, REIT (347) (11,548)
Vulcan Materials Co. (943) (268,962)
W R Berkley Corp. (1,920) (134,630)
Walt Disney Co. (The) (260) (29,580)
Waste Connections, Inc. (235) (41,210)
Waste Management, Inc. (156) (34,275)
Waters Corp. (233) (88,500)
Watsco, Inc. (377) (127,030)
Wayfair, Inc., Class A (456) (45,787)
Webster Financial Corp. (444) (27,945)
Welltower, Inc., REIT (2,812) (521,936)
Western Alliance Bancorp (361) (30,349)
Western Union Co. (The) (9,933) (92,476)
Westlake Corp. (2,492) (184,258)
WEX, Inc. (285) (42,459)
Weyerhaeuser Co., REIT (5,703) (135,104)
Whirlpool Corp. (1,064) (76,757)
White Mountains Insurance Group
Ltd. (69) (143,384)
Williams-Sonoma, Inc. (110) (19,645)
Willis Towers Watson plc (194) (63,748)
WillScot Holdings Corp. (11,415) (214,944)
Wingstop, Inc. (498) (118,768)
Wintrust Financial Corp. (186) (26,007)
WP Carey, Inc., REIT (3,914) (251,905)
WW Grainger, Inc. (92) (92,833)
Wyndham Hotels & Resorts, Inc. (1,659) (125,354)
Wynn Resorts Ltd. (79) (9,506)
Xcel Energy, Inc. (2,685) (198,314)
XPO, Inc. (1,196) (162,548)
YETI Holdings, Inc. (3,036) (134,100)
Yum! Brands, Inc. (1,698) (256,873)
Zebra Technologies Corp., Class A (65) (15,783)
Zillow Group, Inc., Class C (1,162) (79,272)
INVESTMENTS SHARES VALUE ($)
United States - (156.6)% (continued)
ZoomInfo Technologies, Inc., Class
A (6,730) (68,444)
(48,126,799)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (874) (23,433)
TOTAL COMMON STOCKS
(Proceeds $(77,847,257))                                                     (76,690,925)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (147) (7,830)
Henkel AG & Co. KGaA
(Preference) (2) (106) (8,648)
Sartorius AG (Preference) (2) (384) (110,578)
TOTAL PREFERRED STOCKS
(Proceeds $(120,437))                                                     (127,056)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,143) –
TOTAL SHORT POSITIONS
(Proceeds $(77,967,694)) (76,817,981)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 69.8%
(Cost $17,392,234) 21,430,469
OTHER ASSETS IN EXCESS OF
LIABILITIES - 30.2%
‡
9,285,295
NET ASSETS - 100.0% 30,715,764
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (419,912) ( 1 .4 ) %
Consumer Discretionary 3,240,943 10 .6
Consumer Staples (2,274,485) ( 7 .4 )
Energy (1,206,351) ( 3 .9 )
Financials 5,201,273 16 .9
Health Care 371,022 1 .2
Industrials 1,270,392 4 .1
Information Technology 688,070 2 .2
Materials 931,723 3 .0
Real Estate (2,038,901) ( 6 .6 )
Utilities (4,683,920) ( 15 .2 )
Investment Companies 11,529,376 37 .6
U.S. Treasury Obligations 8,821,239 28 .7
Total Investments In Securities
At Value 21,430,469 69 .8
Other Assets in Excess of
Liabilities ‡ 9,285,295 30 .2
Net Assets
$ 30,715,764 100 .0%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $73,442,360, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $78,217 were also segregated. In addition, $7,989,595 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $16,117,834.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $414,610 of investments in securities and $(614,099) of securities sold short, which represents 1.35% and (2.00)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 Micro E-Mini Index 892 3/2026 USD $ 30,740,550 $ 88,536
Net unrealized appreciation $ 88,536
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 16,500 USD 10,732 CITI 3/18/2026 $ 280
AUD 16,500 USD 10,732 JPMC 3/18/2026 281
DKK 20,500 USD 3,199 CITI 3/18/2026 40
DKK 20,500 USD 3,199 JPMC 3/18/2026 40
USD 314,324 EUR 266,000 CITI 3/18/2026 664
USD 314,325 EUR 266,000 JPMC 3/18/2026 665
USD 322,407 JPY 50,000,000 CITI 3/18/2026 1,210
USD 322,407 JPY 50,000,000 JPMC 3/18/2026 1,210
Total unrealized appreciation 4,390
JPY 15,000,000 USD 96,801 CITI 3/18/2026 (442)
JPY 15,000,000 USD 96,801 JPMC 3/18/2026 (442)
USD 4,485 CAD 6,250 CITI 3/18/2026 (83)
USD 4,485 CAD 6,250 JPMC 3/18/2026 (82)
USD 8,167 EUR 7,000 CITI 3/18/2026 (87)
USD 8,167 EUR 7,000 JPMC 3/18/2026 (87)
Total unrealized depreciation (1,223)
Net unrealized appreciation $ 3,167

Schedule of Investments
December 31, 2025
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
JPMS
Cash $ – $ 1,671,323 $ 1,671,323

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 2.6%
Consumer Staples - 2 .6%
Food Products - 2 .6%
Archer-Daniels-Midland Co. (1)
26,109 1,501,006
Bunge Global SA (1)
9,921 883,763
Campbell's Co. (The) (1)
17,486 487,335
Conagra Brands, Inc. (1)
32,955 570,451
Darling Ingredients, Inc. (1)*
20,656 743,616
Flowers Foods, Inc. (1)
27,121 295,077
Freshpet, Inc. (1)*
5,242 319,395
General Mills, Inc. (1)
26,252 1,220,718
Hershey Co. (The) (1)
7,629 1,388,325
Hormel Foods Corp. (1)
26,093 618,404
Ingredion, Inc. (1)
6,455 711,728
J M Smucker Co. (The) (1)
7,855 768,298
Kraft Heinz Co. (The) (1)
42,517 1,031,037
Lamb Weston Holdings, Inc. (1)
10,853 454,632
McCormick & Co., Inc. (Non-Voting)
(1) 15,434 1,051,210
Mondelez International, Inc., Class
A (1) 51,866 2,791,947
Pilgrim's Pride Corp. (1)
15,707 612,416
Post Holdings, Inc. (1)*
6,453 639,170
Seaboard Corp. (1)
158 702,282
Tyson Foods, Inc., Class A (1)
18,428 1,080,249
Total Consumer Staples 17,871,059
TOTAL COMMON STOCKS
(Cost $20,884,224) 17,871,059
SHORT-TERM INVESTMENTS - 90.4%
INVESTMENT COMPANIES - 49 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (1)(a)(b) 16,272,140 16,272,140
Limited Purpose Cash Investment
Fund, 3.78% (1)(a) 324,995,136 324,995,136
TOTAL INVESTMENT COMPANIES
(Cost $341,234,217) 341,267,276
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40 .7%
U.S. Treasury Bills
4.20%, 1/2/2026 (c) $ 10,540,000 10,540,000
4.21%, 1/15/2026 (c) 15,467,000 15,447,232
4.20%, 1/22/2026 (c) 7,626,000 7,610,946
4.05%, 2/12/2026 (c) 9,570,000 9,530,879
4.03%, 2/19/2026 (c)(d) 13,766,000 13,700,595
3.80%, 3/12/2026 (c)(d) 49,038,000 48,704,678
3.78%, 3/19/2026 (c)(d) 6,259,000 6,212,401
3.78%, 3/26/2026 (c)(d) 13,820,000 13,707,929
3.79%, 4/2/2026 (c)(d) 635,000 629,359
3.77%, 4/9/2026 (c) 14,296,000 14,159,021
3.76%, 4/16/2026 (c)(d) 5,000,000 4,949,097
3.73%, 4/23/2026 (c)(d) 9,718,000 9,612,152
3.71%, 4/30/2026 (c)(d) 8,489,000 8,390,881
3.77%, 5/7/2026 (c)(d) 12,607,000 12,452,335
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 40.7% (continued)
3.76%, 5/14/2026 (c)(d) $ 22,226,000 21,941,155
3.78%, 5/21/2026 (c)(d) 4,179,000 4,122,473
3.70%, 6/4/2026 (c)(d) 18,476,000 18,202,455
3.65%, 6/11/2026 (c)(d) 3,117,000 3,068,781
3.56%, 6/18/2026 (c) 9,250,000 9,099,904
3.55%, 6/25/2026 (c)(d) 23,470,000 23,074,407
3.56%, 7/2/2026 (c) 24,834,000 24,396,340
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $279,430,054) 279,553,020
TOTAL SHORT-TERM INVESTMENTS
(Cost $620,664,271) 620,820,296
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 75,300,500
Expiration Date: 6/18/2026 110 1,734,111
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 $ 109,417,979 452,406
TOTAL PURCHASED OPTIONS
(Cost $2,440,428) 2,186,517
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.3%
(Cost $643,988,923) 640,877,872
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.7% ‡ 45,715,882
NET ASSETS - 100.0% 686,593,754

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 17,871,059 2 .6%
Purchased Options 2,186,517 0 .3
Investment Companies 341,267,276 49 .7
U.S. Treasury Obligations 279,553,020 40 .7
Total Investments In Securities
At Value 640,877,872 93 .3
Other Assets in Excess of
Liabilities ‡ 45,715,882 6 .7
Net Assets
$ 686,593,754 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 55 USD (37,650,250) USD 5,600 6/18/2026 $ (358,938) $ (299,893)
$ (358,938) $ (299,893)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 54,196,000 $ (1,195,369) $ (46,885) $ (1,242,254)
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .50 USD 16,196,000 (351,712) (19,525) (371,237)
$ (1,547,081) $ (66,410) $ (1,613,491)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 44,645,473 $ 5,438,974 $ 441,319 $ 5,880,293
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 19,445,473 2,263,341 297,839 2,561,180
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 18,387,000 451,913 53,184 505,097
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 18,387,000 451,913 53,184 505,097

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
45.V1 5 .00 % Quarterly 12/20/2030 3 .16 % USD 74,500,000 $ 5,519,570 $ 260,989 $ 5,780,559
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 11,000,000 779,899 73,606 853,505
14,905,610 1,180,121 16,085,731
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 9,256,000 $ (188,938) $ 91,980 $ (96,958)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 9,256,000 (188,938) 91,980 (96,958)
(377,876) 183,960 (193,916)
$ 14,527,734 $ 1,364,081 $ 15,891,815
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 425,000,000 $ (217) $ 677 $ 460
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 425,000,000 (218) 678 460
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 2,125,000,000 (3,230) 3,393 163
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 2,125,000,000 (3,230) 3,393 163
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 465,000,000 3,452 976 4,428
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 465,000,000 3,452 976 4,428
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 212,500,000 1,352 184 1,536
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 212,500,000 1,352 184 1,536
Pay 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 50,000,000 263 1,164 1,427
Pay 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 50,000,000 263 1,164 1,427
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 397,200,000 (4,843) 6,752 1,909
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 397,200,000 (4,843) 6,752 1,909
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 2,600,000 8,866 (5,403) 3,463
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 2,600,000 8,866 (5,403) 3,463
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 16,400,000 36,647 (25,886) 10,761
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 16,500,000 37,090 (26,263) 10,827
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 65,600,000 (71,163) 128,838 57,675
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 65,500,000 (71,278) 128,865 57,587
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 80,600,000 28,699 49,636 78,335
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 80,500,000 29,098 49,140 78,238
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 600,000 (45,603) 50,297 4,694
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 500,000 (37,235) 41,147 3,912
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,400,000 (14,886) 27,149 12,263
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,400,000 (14,885) 27,148 12,263
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 75,500,000 18,403 11,676 30,079
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 75,500,000 18,403 11,676 30,079
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 178,300,000 25,610 38,512 64,122
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 178,300,000 25,610 38,512 64,122
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 402,700,000 91,759 1,623 93,382
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 402,700,000 91,761 1,621 93,382
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 415,000,000 69,903 (20,896) 49,007
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 415,000,000 69,903 (20,896) 49,007
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 28,900,000 10,116 4,615 14,731

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 28,900,000 $ 10,116 $ 4,615 $ 14,731
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 146,500,000 27,973 17,843 45,816
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 146,500,000 27,973 17,843 45,816
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 4,133,700,000 250,303 (56,499) 193,804
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 4,133,700,000 250,304 (56,501) 193,803
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 54,500,000 (5,965) 7,492 1,527
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 54,500,000 (5,965) 7,492 1,527
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 152,700,000 531,474 260,526 792,000
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 152,700,000 531,298 260,702 792,000
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 118,300,000 153,395 266,582 419,977
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 118,300,000 153,403 266,574 419,977
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 19,200,000 80,554 101,889 182,443
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 19,200,000 80,554 101,889 182,443
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 22,600,000 61,234 93,520 154,754
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 22,600,000 60,964 93,790 154,754
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 2,800,000 (1,433) 1,607 174
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 2,700,000 (1,380) 1,599 219
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 536,800,000 (122,576) 240,329 117,753
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 536,800,000 (122,576) 240,329 117,753
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 186,000,000 27,270 19,671 46,941
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 186,000,000 27,270 19,671 46,941
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 26,700,000 17,474 6,664 24,138
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 26,700,000 17,474 6,664 24,138
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 167,800,000 74,239 54,018 128,257
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 167,800,000 74,239 54,018 128,257
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 283,600,000 105,238 46,607 151,845
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 283,500,000 105,182 46,610 151,792
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 514,600,000 113,377 84,154 197,531
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 514,600,000 113,377 84,154 197,531
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 14,500,000 4,449 693 5,142
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 14,500,000 4,449 693 5,142
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 9,700,000 7,388 (6,110) 1,278
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 9,700,000 7,415 (6,137) 1,278
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 56,500,000 7,336 12,868 20,204
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 56,500,000 7,336 12,868 20,204
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 33,300,000 (4,925) 16,181 11,256
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 33,300,000 (4,925) 16,181 11,256
Pay 6M PRIBOR Semi 4.50% Annual 3/19/2036 CZK 3,400,000 1,976 3,026 5,002
Pay 6M PRIBOR Semi 4.50% Annual 3/19/2036 CZK 3,400,000 1,976 3,026 5,002
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 225,000,000 6,062 (1,339) 4,723
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 225,000,000 6,062 (1,339) 4,723
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 20,500,000 (15,202) 26,503 11,301
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 20,600,000 (14,905) 26,258 11,353
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 96,300,000 172,978 (21,465) 151,513
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 96,300,000 172,809 (21,295) 151,514
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 263,500,000 2 736 738
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 263,500,000 2 736 738
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 19,686,900,000 8,221 51,731 59,952
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 19,686,900,000 8,221 51,731 59,952
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 3,073,100,000 1,782 11,015 12,797
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 3,073,100,000 1,782 11,015 12,797
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 90,000,000 2,721 231 2,952
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 90,000,000 2,721 231 2,952
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 155,000,000 (14,004) 35,769 21,765
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 155,000,000 (14,004) 35,769 21,765

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 100,000 $ 2,518 $ (30) $ 2,488
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 36,200,000 156,850 680,045 836,895
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 36,100,000 151,444 683,139 834,583
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 12,000,000 276,624 49,123 325,747
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 12,000,000 276,388 49,360 325,748
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 43,400,000 184,168 19,714 203,882
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 43,300,000 183,732 19,702 203,434
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 5,500,000 136,547 17,206 153,753
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 5,500,000 137,476 16,277 153,753
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 3,500,000 (38,734) 140,639 101,905
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 3,600,000 (36,078) 140,895 104,817
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 33,600,000 279,620 51,838 331,458
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 33,500,000 278,738 51,733 330,471
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 18,600,000 106,285 (19,153) 87,132
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 18,700,000 106,974 (19,374) 87,600
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 2,800,000 (37,145) 93,429 56,284
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 2,800,000 (36,651) 92,934 56,283
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 11,000,000 3,421 317 3,738
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 11,000,000 3,421 317 3,738
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 102,500,000 (105,566) 196,201 90,635
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 102,500,000 (105,566) 196,201 90,635
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 61,846,100,000 (188,667) 1,996,977 1,808,310
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 61,846,100,000 (188,904) 1,997,214 1,808,310
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 41,769,900,000 946,158 848,995 1,795,153
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 41,770,000,000 946,163 848,995 1,795,158
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 10,600,000 14,185 60,339 74,524
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 10,600,000 14,044 60,480 74,524
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 34,800,000 416,260 (65,181) 351,079
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 34,900,000 417,481 (65,392) 352,089
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 20,157,700,000 22,363 (16,343) 6,020
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 20,157,700,000 22,363 (16,343) 6,020
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 17,963,800,000 (613) 101,158 100,545
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 17,963,800,000 (613) 101,158 100,545
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 6,362,800,000 48,644 (6,623) 42,021
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 6,362,800,000 48,644 (6,623) 42,021
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 2,100,000 4,807 (632) 4,175
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 2,100,000 4,845 (670) 4,175
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 3,000,000 2,030 (1,881) 149
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 3,000,000 2,030 (1,881) 149
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 115,700,000 (98,273) 155,323 57,050
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 115,700,000 (98,273) 155,323 57,050
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 2,000,000 2,032 (474) 1,558
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 2,000,000 2,032 (474) 1,558
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 229,000,000 2,400 13,833 16,233
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 229,000,000 2,400 13,833 16,233
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 59,000,000 5,403 1,075 6,478
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 59,000,000 5,403 1,075 6,478
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 19,500,000 (19,110) 27,273 8,163
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 19,500,000 (19,110) 27,273 8,163
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 800,000 (899) 2,101 1,202
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 800,000 (267) 1,469 1,202
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 5,400,000 563 13,788 14,351
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 5,300,000 552 13,532 14,084
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 3,300,000 10,651 2,802 13,453
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 3,200,000 10,043 3,002 13,045
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 29,000,000 204,987 (6,609) 198,378
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 29,000,000 205,017 (6,639) 198,378

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 82,800,000 $ 691,363 $ (15,806) $ 675,557
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 82,800,000 691,307 (15,750) 675,557
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 1,200,000 41,163 33,402 74,565
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 1,100,000 37,732 30,619 68,351
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 368,000,000 (189,134) 259,303 70,169
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 368,000,000 (189,134) 259,303 70,169
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 586,400,000 25,709 38,508 64,217
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 586,400,000 25,690 38,527 64,217
9,107,683 12,425,301 21,532,984
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,600,000 (44,954) (25,418) (70,372)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,600,000 (44,844) (25,528) (70,372)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 30,000,000 (241,191) (216,926) (458,117)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 30,100,000 (242,729) (216,915) (459,644)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 2,695,900,000 (223) (10,087) (10,310)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 2,695,900,000 (223) (10,087) (10,310)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 100,300,000 (98) (661) (759)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 100,300,000 (98) (661) (759)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 957,000,000 (1,575) (5,877) (7,452)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 957,000,000 (1,575) (5,877) (7,452)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 590,000,000 2,268 (13,351) (11,083)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 590,000,000 2,273 (13,356) (11,083)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 52,200,000 69,026 (158,782) (89,756)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 52,100,000 69,125 (158,709) (89,584)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 85,600,000 (94,847) (149,760) (244,607)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 85,700,000 (95,120) (149,772) (244,892)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 57,400,000 (659,945) (615,392) (1,275,337)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 57,500,000 (661,920) (615,639) (1,277,559)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 10,800,000 1,879 (5,375) (3,496)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 10,800,000 1,851 (5,346) (3,495)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 2,900,000 (1,141) (3,888) (5,029)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 2,900,000 (1,072) (3,957) (5,029)
Pay 1D SHIRON Annual 3.50% Annual 6/18/2031 ILS 1,100,000 (1,625) (243) (1,868)
Pay 1D SHIRON Annual 3.50% Annual 6/18/2031 ILS 1,000,000 (1,477) (221) (1,698)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 4,600,000 (25,207) 1,385 (23,822)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 4,600,000 (25,207) 1,368 (23,839)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 2,900,000 (65,523) (10,651) (76,174)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 2,800,000 (63,381) (10,166) (73,547)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 3,600,000 (55,215) (52,623) (107,838)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 3,600,000 (56,784) (51,054) (107,838)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 8,100,000 (96,079) 6,998 (89,081)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 8,200,000 (96,761) 6,580 (90,181)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 8,200,000 (65,961) 52,492 (13,469)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 8,200,000 (64,569) 51,100 (13,469)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 16,400,000 (13,668) (13,128) (26,796)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 16,400,000 (13,668) (13,128) (26,796)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 3,700,000 (13,543) 2,668 (10,875)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 3,800,000 (13,923) 2,754 (11,169)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 5,100,000 7,978 (14,591) (6,613)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 5,000,000 9,049 (15,531) (6,482)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 135,000,000 (9,310) 4,842 (4,468)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 135,000,000 (9,310) 4,842 (4,468)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 407,800,000 (50,680) 34,854 (15,826)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 407,800,000 (50,680) 34,854 (15,826)
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 4,660,900,000 103,097 (185,359) (82,262)
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 4,660,900,000 103,097 (185,359) (82,262)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 11,607,100,000 215,150 (623,430) (408,280)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 11,607,200,000 215,150 (623,433) (408,283)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 2,443,300,000 $ 622,518 $ (830,712) $ (208,194)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 2,443,400,000 621,637 (829,839) (208,202)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,363,000,000 (44,781) (373,547) (418,328)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,363,000,000 (44,622) (373,706) (418,328)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 148,000,000 (4,267) 2,871 (1,396)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 148,000,000 (4,267) 2,871 (1,396)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (635) 308 (327)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (635) 308 (327)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 58,000,000 (36,130) (7,263) (43,393)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 58,000,000 (36,130) (7,263) (43,393)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 82,100,000 (27,157) (48,322) (75,479)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 82,100,000 (27,661) (47,818) (75,479)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 55,200,000 (146,945) 60,928 (86,017)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 55,100,000 (146,800) 60,939 (85,861)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 2,737,700,000 (17,725) (27,583) (45,308)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 2,737,700,000 (17,725) (27,583) (45,308)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 450,000,000 (18,855) 16,811 (2,044)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 450,000,000 (18,855) 16,811 (2,044)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 21,300,000 (138,191) 11,547 (126,644)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 21,400,000 (139,056) 11,818 (127,238)
Pay 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 200,000 (2,004) 314 (1,690)
Pay 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 200,000 (1,848) 157 (1,691)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 14,600,000 (48,893) (820,595) (869,488)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 14,700,000 (45,056) (830,387) (875,443)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 58,700,000 63,230 (81,560) (18,330)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 58,700,000 63,348 (81,679) (18,331)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 54,200,000 (3,314) (10,816) (14,130)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 54,100,000 (3,311) (10,793) (14,104)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 7,300,000 (3,245) (5,042) (8,287)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 7,400,000 (3,289) (5,112) (8,401)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 87,300,000 (68,301) (27,162) (95,463)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 87,200,000 (68,138) (27,215) (95,353)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 42,000,000 (35,796) 35,261 (535)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 42,000,000 (35,808) 35,273 (535)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 45,400,000 (77,161) (91,947) (169,108)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 45,500,000 (77,331) (92,150) (169,481)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 6,818,200,000 (209,250) 88,647 (120,603)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 6,818,200,000 (209,250) 88,647 (120,603)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 57,905,700,000 (39,196) 9,137 (30,059)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 57,905,700,000 (39,196) 9,137 (30,059)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 10,700,000 (9,915) (3,786) (13,701)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 10,800,000 (9,987) (3,843) (13,830)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 36,600,000 (49,098) 7,077 (42,021)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 36,500,000 (48,964) 7,057 (41,907)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 31,600,000 23,543 (31,140) (7,597)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 31,600,000 23,543 (31,140) (7,597)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 41,600,000 (38,973) 21,870 (17,103)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 41,700,000 (38,905) 21,760 (17,145)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 90,200,000 58,888 (61,887) (2,999)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 90,300,000 58,983 (61,985) (3,002)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 227,000,000 (7,283) (6,005) (13,288)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 227,000,000 $ (7,283) $ (6,005) $ (13,288)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 318,600,000 (4,637) (7,652) (12,289)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 318,600,000 (4,637) (7,652) (12,289)
Receive 6M BBR Semi 5.00% Semi 3/13/2036 AUD 700,000 (6,980) (367) (7,347)
Receive 6M BBR Semi 5.00% Semi 3/13/2036 AUD 700,000 (6,907) (439) (7,346)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 18,000,000 (152,467) (4,518) (156,985)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 18,100,000 (153,314) (4,543) (157,857)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 2,941,500,000 9,855 (37,836) (27,981)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 2,941,500,000 9,855 (37,836) (27,981)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 2,703,100,000 21,128 (59,141) (38,013)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 2,703,100,000 21,128 (59,141) (38,013)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 385,500,000 (6,591) (13,972) (20,563)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 385,500,000 (6,591) (13,972) (20,563)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 1,449,600,000 (17,944) (57,908) (75,852)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 1,449,600,000 (17,944) (57,908) (75,852)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 53,600,000 (489,618) 277,281 (212,337)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 53,600,000 (489,708) 277,370 (212,338)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 13,400,000 (2,884) (2,379) (5,263)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 13,400,000 (2,884) (2,379) (5,263)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 33,100,000 4,932 (13,529) (8,597)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 33,100,000 4,932 (13,529) (8,597)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 24,200,000 12,733 (16,700) (3,967)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 24,200,000 12,778 (16,745) (3,967)
Receive 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 600,000 (1,437) (262) (1,699)
Receive 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 700,000 (1,676) (306) (1,982)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 9,800,000 3,307 (69,371) (66,064)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 9,800,000 3,307 (69,371) (66,064)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 4,000,000 (7,863) (16,097) (23,960)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 3,900,000 (7,729) (15,631) (23,360)
(3,877,581) (8,404,413) (12,281,994)
$ 5,230,102 $ 4,020,888 $ 9,250,990
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/12/2026 KRW 28,728,000,000 $ 834,225
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF 12,810,790 290,276
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/21/2026 TWD 104,450,400 125,365
Communication
Services Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.00%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 2,550,483 16,581
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.75%)
Monthly BANA 03/18/2026 USD (4,596,182) 13,865
Consumer Staples
Select Sector Total
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.75%)
Monthly BANA 03/18/2026 USD (282,788) 236

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Energy Select Sector
Total Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.73%)
Monthly BANA 03/18/2026 USD (2,137,671) $ 54,201
Financial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.08%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 2,865,056 51,326
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.00%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 1,689,373 33,492
Industrial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.75%)
Monthly BANA 03/18/2026 USD (3,366,722) 16,090
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread
(-0.45%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 BRL 3,956,140 6,987
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.40%)
Monthly GSIN 03/18/2026 USD (1,767,498) 4,534

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Consumer
Discretionary Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 136,212 $ 2,614
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 572,334 28,917
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.28%)
Monthly BANA 03/18/2026 EUR (566,648) 5,085
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 98,714 165
MSCI EMU
Telecommunications
Services Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.32%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 55,460 1,787
MSCI EMU Utilities
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.22%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 951,509 34,985

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 203,014 $ 1,924
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 2,811,749 57,630
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 HKD 47,380,339 60,310
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.21%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 4,400,820 154,371
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 JPY 1,083,883 32
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread
(1.25%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 MXN 110,976,492 53,356

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 SEK 30,676,766 $ 41,576
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 CHF 3,695,566 118,273
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 GBP 19,914 740
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 ILS 13,730,112 22,682
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.95%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 1,526,937 5,394
Total unrealized appreciation 2,037,019
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (5,331,480) (40,569)
Hang Seng Index
January Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/29/2026 HKD 1,282,400 (1,546)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/29/2026 HKD 29,825,050 $ (18,620)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 173,929,730 (220,505)
WIG20 Index March
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 PLN (2,253,300) (15,307)
Materials Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.99%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 349,270 (1,802)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.40%)
Monthly GSIN 03/18/2026 AUD (4,020,438) (37,284)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread
(0.13%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 CAD 2,073,544 (14,733)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.20%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 HKD 11,055,523 (12,464)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(-0.50%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 144,735 (292)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly BANA 03/18/2026 EUR (532,783) $ (7,972)
MSCI EMU Energy
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.10%)
Monthly BANA 03/18/2026 EUR (83,601) (1,893)
MSCI EMU
Industrials Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.14%)
Monthly BANA 03/18/2026 EUR (15,493) (207)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.30%)
Monthly BANA 03/18/2026 EUR (372,736) (9,233)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.02%)
Monthly GSIN 03/18/2026 EUR (317,315) (9,548)
MSCI Europe Large
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly BANA 03/18/2026 EUR (2,266,927) (296)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Small
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.51%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 1,959,147 $ (661)
MSCI Netherlands
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.44%)
Monthly GSIN 03/18/2026 EUR (472,978) (270)
MSCI Poland Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the WIBOR
plus or minus
a specified
spread
(-0.95%)
Monthly GSIN 03/18/2026 PLN (15,953,766) (231,288)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.45%)
Monthly GSIN 03/18/2026 SGD (5,854,584) (107,982)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-0.77%)
Monthly GSIN 03/18/2026 ZAR (125,563,370) (374,721)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.34%)
Monthly GSIN 03/18/2026 EUR (2,871,143) (75,057)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.78%)
Monthly BANA 03/18/2026 USD (265,871) $ (991)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.00%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 USD 3,091,760 (101,376)
Total unrealized depreciation (1,284,617)
Net unrealized appreciation $ 752,402
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 676 1/2026 USD $ 41,134,600 $ 440,534
FTSE Bursa Malaysia KLCI Index 9 1/2026 MYR 186,576 283
Hang Seng Index 84 1/2026 HKD 13,841,161 (134,249)
IBEX 35 Index 8 1/2026 EUR 1,624,549 749
LME Aluminum Base Metal 4 1/2026 USD 297,510 21,528
LME Aluminum Base Metal 3 1/2026 USD 222,675 19,025
LME Aluminum Base Metal 3 1/2026 USD 223,412 8,265
LME Aluminum Base Metal 8 1/2026 USD 595,180 45,416
LME Aluminum Base Metal 10 1/2026 USD 744,957 21,583
LME Aluminum Base Metal 12 1/2026 USD 893,250 50,140
LME Aluminum Base Metal 13 1/2026 USD 967,038 76,499
LME Aluminum Base Metal 16 1/2026 USD 1,192,132 45,375
LME Aluminum Base Metal 26 1/2026 USD 1,915,940 163,664
LME Aluminum Base Metal 27 1/2026 USD 2,005,256 166,523
LME Aluminum Base Metal 28 1/2026 USD 2,085,083 144,290
LME Aluminum Base Metal 30 1/2026 USD 2,232,225 156,435
LME Aluminum Base Metal 42 1/2026 USD 3,122,175 195,198
LME Aluminum Base Metal 43 1/2026 USD 3,200,060 146,327
LME Copper Base Metal 1 1/2026 USD 311,410 42,657
LME Copper Base Metal 2 1/2026 USD 622,745 90,021
LME Copper Base Metal 3 1/2026 USD 934,914 134,694
LME Copper Base Metal 4 1/2026 USD 1,244,718 147,597
LME Copper Base Metal 7 1/2026 USD 2,181,618 339,881
LME Copper Base Metal 5 1/2026 USD 1,574,796 252,113
LME Copper Base Metal 5 1/2026 USD 1,558,249 230,736
LME Copper Base Metal 12 1/2026 USD 3,735,447 491,040
LME Copper Base Metal 21 1/2026 USD 6,539,080 913,129
LME Copper Base Metal 11 1/2026 USD 3,426,154 501,787

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 11 1/2026 USD $ 3,422,699 $ 370,995
LME Copper Base Metal 22 1/2026 USD 6,855,552 1,055,395
LME Copper Base Metal 13 1/2026 USD 4,045,658 465,993
LME Copper Base Metal 13 1/2026 USD 4,048,782 523,210
LME Lead Base Metal 1 1/2026 USD 49,206 (649)
LME Lead Base Metal 1 1/2026 USD 49,493 (72)
LME Lead Base Metal 1 1/2026 USD 49,490 (326)
LME Lead Base Metal 4 1/2026 USD 197,060 (5,303)
LME Lead Base Metal 2 1/2026 USD 98,772 (1,683)
LME Lead Base Metal 2 1/2026 USD 99,156 (1,849)
LME Lead Base Metal 2 1/2026 USD 99,262 (1,765)
LME Lead Base Metal 6 1/2026 USD 296,444 (947)
LME Nickel Base Metal 2 1/2026 USD 198,083 12,287
LME Nickel Base Metal 1 1/2026 USD 99,022 6,593
LME Nickel Base Metal 1 1/2026 USD 99,317 7,310
LME Nickel Base Metal 3 1/2026 USD 297,820 25,111
LME Nickel Base Metal 4 1/2026 USD 397,210 28,558
LME Nickel Base Metal 7 1/2026 USD 694,200 56,829
LME Nickel Base Metal 10 1/2026 USD 993,275 78,463
LME Nickel Base Metal 6 1/2026 USD 595,130 50,342
LME Nickel Base Metal 6 1/2026 USD 595,641 44,463
LME Nickel Base Metal 12 1/2026 USD 1,189,887 98,194
LME Zinc Base Metal 1 1/2026 USD 77,333 2,155
LME Zinc Base Metal 1 1/2026 USD 77,392 1,139
LME Zinc Base Metal 2 1/2026 USD 154,304 2,405
LME Zinc Base Metal 4 1/2026 USD 308,707 6,732
LME Zinc Base Metal 5 1/2026 USD 386,632 9,576
LME Zinc Base Metal 3 1/2026 USD 232,274 932
LME Zinc Base Metal 3 1/2026 USD 232,322 4,582
LME Zinc Base Metal 6 1/2026 USD 463,321 20,241
LME Zinc Base Metal 6 1/2026 USD 463,767 18,409
LME Zinc Base Metal 16 1/2026 USD 1,235,524 49,336
LME Zinc Base Metal 20 1/2026 USD 1,541,825 35,276
Natural Gas 130 1/2026 GBP 3,621,516 166,909
OMXS30 Index 117 1/2026 SEK 3,679,403 90,948
SGX FTSE China A50 Index 1,224 1/2026 USD 18,702,720 (107,785)
SGX FTSE Taiwan Index 100 1/2026 USD 9,484,000 156,210
WTI Crude Oil 275 1/2026 USD 15,790,500 398,340
100 oz Gold 25 2/2026 USD 10,852,750 333,245
Lean Hogs 58 2/2026 USD 1,974,320 101,414
Live Cattle 56 2/2026 USD 5,187,840 150,855
LME Aluminum Base Metal 8 2/2026 USD 596,670 26,046
LME Aluminum Base Metal 7 2/2026 USD 522,174 19,649
LME Aluminum Base Metal 7 2/2026 USD 521,911 13,430
LME Aluminum Base Metal 7 2/2026 USD 521,999 21,959
LME Copper Base Metal 1 2/2026 USD 311,241 44,388
LME Copper Base Metal 1 2/2026 USD 311,223 45,295
LME Copper Base Metal 3 2/2026 USD 933,613 115,862
LME Lead Base Metal 2 2/2026 USD 99,404 (1,926)
LME Nickel Base Metal 2 2/2026 USD 198,807 17,241
LME Nickel Base Metal 10 2/2026 USD 993,811 87,481
LME Nickel Base Metal 11 2/2026 USD 1,093,310 100,637
LME Nickel Base Metal 12 2/2026 USD 1,192,445 101,003
LME Zinc Base Metal 1 2/2026 USD 77,506 378
LME Zinc Base Metal 1 2/2026 USD 77,555 802
LME Zinc Base Metal 11 2/2026 USD 852,926 11,940
Low Sulphur Gasoil 115 2/2026 USD 7,130,000 (49,764)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Sugar No. 11 191 2/2026 USD $ 3,210,939 $ 30,235
Australia 10 Year Bond 660 3/2026 AUD 48,204,041 128,976
Australia 3 Year Bond 188 3/2026 AUD 13,172,932 7,302
Coffee 'C' 45 3/2026 USD 5,885,156 (313,762)
Copper 47 3/2026 USD 6,676,350 433,132
Corn 153 3/2026 USD 3,367,912 (65,502)
Euro-Bobl 104 3/2026 EUR 14,198,390 (51,624)
Euro-BTP 205 3/2026 EUR 28,946,057 (113,628)
Euro-Buxl 76 3/2026 EUR 9,835,390 (222,579)
Euro-OAT 307 3/2026 EUR 43,507,232 (257,974)
Euro-Schatz 304 3/2026 EUR 38,151,881 28,241
FTSE 100 Index 71 3/2026 GBP 9,513,979 94,312
FTSE/JSE Top 40 Index 8 3/2026 ZAR 528,242 (8,960)
FTSE/MIB Index 61 3/2026 EUR 16,148,617 236,454
KC HRW Wheat 321 3/2026 USD 8,261,738 (193,676)
KOSPI 200 Index 37 3/2026 KRW 3,904,064 171,543
LME Aluminum Base Metal 387 3/2026 USD 28,971,497 1,216,781
LME Copper Base Metal 87 3/2026 USD 27,058,087 1,553,927
LME Lead Base Metal 105 3/2026 USD 5,270,186 25,234
LME Nickel Base Metal 101 3/2026 USD 10,083,192 1,058,041
LME Zinc Base Metal 103 3/2026 USD 8,031,219 169,568
Long Gilt 455 3/2026 GBP 56,038,797 273,216
MSCI Emerging Markets Index 196 3/2026 USD 13,831,720 250,302
NASDAQ 100 E-Mini Index 56 3/2026 USD 28,511,560 (50,283)
Nikkei 225 Index 9 3/2026 JPY 2,895,812 (18,595)
Russell 2000 E-Mini Index 66 3/2026 USD 8,243,400 (238,976)
S&P Midcap 400 E-Mini Index 100 3/2026 USD 33,252,000 (618,521)
S&P/TSX 60 Index 57 3/2026 CAD 15,464,398 81,837
Silver 8 3/2026 USD 2,824,120 175,438
TOPIX Index 150 3/2026 JPY 32,688,011 213,567
U.S. Treasury 2 Year Note 2,319 3/2026 USD 484,127,482 243,650
U.S. Treasury 5 Year Note 885 3/2026 USD 96,651,680 (272,612)
Wheat 358 3/2026 USD 9,075,300 (581,787)
3 Month Euro Euribor 1,775 6/2026 EUR 510,856,502 (168,076)
90-Day New Zealand Bill 13 6/2026 NZD 7,437,436 (2,124)
3 Month CORRA 1,007 9/2026 CAD 179,171,606 (24,222)
3 Month SARON 74 9/2026 CHF 23,368,483 (15,032)
3 Month SOFR 319 9/2026 USD 77,110,275 (24,661)
3 Month SONIA 907 9/2026 GBP 295,225,077 (7,212)
90-Day New Zealand Bill 9 9/2026 NZD 5,147,354 (1,723)
Platinum 1 10/2026 JPY 31,090 1,923
3 Month CORRA 92 12/2026 CAD 16,356,635 (8,241)
3 Month SARON 79 12/2026 CHF 24,942,447 (15,762)
3 Month SOFR 412 12/2026 USD 99,750,350 (718)
3 Month SONIA 518 12/2026 GBP 168,729,237 135,941
90-Day New Zealand Bill 7 12/2026 NZD 4,001,538 258
ECX Emission 64 12/2026 EUR 6,571,342 334,642
Platinum 3 12/2026 JPY 93,367 (10,615)
3 Month CORRA 48 3/2027 CAD 8,525,154 (8,247)
3 Month Euro Euribor 62 3/2027 EUR 17,819,411 (24,127)
3 Month SARON 83 3/2027 CHF 26,196,187 (17,393)
3 Month SOFR 39 3/2027 USD 9,446,775 483
3 Month SONIA 515 3/2027 GBP 167,769,395 104,077
3 Month Euro Euribor 136 6/2027 EUR 39,059,770 (72,483)
3 Month SARON 21 6/2027 CHF 6,623,643 (7,614)
3 Month SOFR 3,110 6/2027 USD 753,242,000 (230,040)
3 Month SONIA 377 6/2027 GBP 122,775,599 (9,033)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 136 9/2027 EUR $ 39,033,798 $ (79,622)
3 Month Euro Euribor 107 12/2027 EUR 30,689,981 (40,236)
Total of long contracts 12,711,149
Short Contracts
CAC 40 10 Euro Index (11) 1/2026 EUR (1,054,084) (2,459)
HSCEI (48) 1/2026 HKD (2,745,474) 15,169
IFSC NIFTY 50 Index (27) 1/2026 USD (1,418,877) 6,546
LME Aluminum Base Metal (4) 1/2026 USD (297,510) (20,747)
LME Aluminum Base Metal (3) 1/2026 USD (222,675) (19,051)
LME Aluminum Base Metal (3) 1/2026 USD (223,412) (7,937)
LME Aluminum Base Metal (8) 1/2026 USD (595,180) (45,775)
LME Aluminum Base Metal (10) 1/2026 USD (744,957) (20,050)
LME Aluminum Base Metal (12) 1/2026 USD (893,250) (49,707)
LME Aluminum Base Metal (13) 1/2026 USD (967,038) (78,715)
LME Aluminum Base Metal (16) 1/2026 USD (1,192,132) (39,457)
LME Aluminum Base Metal (26) 1/2026 USD (1,915,940) (164,378)
LME Aluminum Base Metal (27) 1/2026 USD (2,005,256) (167,312)
LME Aluminum Base Metal (28) 1/2026 USD (2,085,083) (149,667)
LME Aluminum Base Metal (30) 1/2026 USD (2,232,225) (166,015)
LME Aluminum Base Metal (42) 1/2026 USD (3,122,175) (194,083)
LME Aluminum Base Metal (43) 1/2026 USD (3,200,060) (159,469)
LME Copper Base Metal (1) 1/2026 USD (311,410) (42,300)
LME Copper Base Metal (2) 1/2026 USD (622,745) (90,260)
LME Copper Base Metal (3) 1/2026 USD (934,914) (134,409)
LME Copper Base Metal (4) 1/2026 USD (1,244,718) (151,641)
LME Copper Base Metal (7) 1/2026 USD (2,181,618) (338,460)
LME Copper Base Metal (5) 1/2026 USD (1,574,796) (253,047)
LME Copper Base Metal (5) 1/2026 USD (1,558,249) (226,666)
LME Copper Base Metal (12) 1/2026 USD (3,735,447) (487,666)
LME Copper Base Metal (21) 1/2026 USD (6,539,080) (930,260)
LME Copper Base Metal (11) 1/2026 USD (3,426,154) (498,516)
LME Copper Base Metal (11) 1/2026 USD (3,422,699) (364,960)
LME Copper Base Metal (22) 1/2026 USD (6,855,552) (1,055,975)
LME Copper Base Metal (13) 1/2026 USD (4,045,658) (468,086)
LME Copper Base Metal (13) 1/2026 USD (4,048,782) (512,764)
LME Lead Base Metal (1) 1/2026 USD (49,206) 541
LME Lead Base Metal (1) 1/2026 USD (49,493) 24
LME Lead Base Metal (1) 1/2026 USD (49,490) 335
LME Lead Base Metal (4) 1/2026 USD (197,060) 5,029
LME Lead Base Metal (2) 1/2026 USD (98,772) 784
LME Lead Base Metal (2) 1/2026 USD (99,156) 1,816
LME Lead Base Metal (2) 1/2026 USD (99,262) 1,671
LME Lead Base Metal (6) 1/2026 USD (296,443) 458
LME Nickel Base Metal (2) 1/2026 USD (198,083) (12,209)
LME Nickel Base Metal (1) 1/2026 USD (99,022) (6,865)
LME Nickel Base Metal (1) 1/2026 USD (99,317) (7,261)
LME Nickel Base Metal (3) 1/2026 USD (297,820) (24,910)
LME Nickel Base Metal (4) 1/2026 USD (397,210) (29,792)
LME Nickel Base Metal (7) 1/2026 USD (694,200) (56,321)
LME Nickel Base Metal (10) 1/2026 USD (993,275) (79,780)
LME Nickel Base Metal (6) 1/2026 USD (595,130) (48,978)
LME Nickel Base Metal (6) 1/2026 USD (595,641) (44,165)
LME Nickel Base Metal (12) 1/2026 USD (1,189,887) (100,385)
LME Zinc Base Metal (2) 1/2026 USD (154,303) (2,809)
LME Zinc Base Metal (1) 1/2026 USD (77,333) (1,974)
LME Zinc Base Metal (1) 1/2026 USD (77,392) (1,146)
LME Zinc Base Metal (4) 1/2026 USD (308,707) (7,119)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (5) 1/2026 USD $ (386,632) $ (10,211)
LME Zinc Base Metal (3) 1/2026 USD (232,273) (532)
LME Zinc Base Metal (3) 1/2026 USD (232,322) (3,696)
LME Zinc Base Metal (6) 1/2026 USD (463,767) (18,285)
LME Zinc Base Metal (6) 1/2026 USD (463,321) (20,464)
LME Zinc Base Metal (16) 1/2026 USD (1,235,524) (53,351)
LME Zinc Base Metal (20) 1/2026 USD (1,541,825) (29,176)
MSCI Singapore Index (574) 1/2026 SGD (19,905,127) 67,456
Natural Gas (19) 1/2026 USD (700,340) 64,792
Natural Gas (105) 1/2026 EUR (2,335,170) (95,685)
NY Harbor ULSD (344) 1/2026 USD (30,651,432) 1,590,466
RBOB Gasoline (393) 1/2026 USD (28,307,790) 936,111
LME Aluminum Base Metal (8) 2/2026 USD (596,670) (26,350)
LME Aluminum Base Metal (7) 2/2026 USD (522,174) (21,341)
LME Aluminum Base Metal (7) 2/2026 USD (521,911) (14,187)
LME Aluminum Base Metal (7) 2/2026 USD (521,999) (21,132)
LME Copper Base Metal (1) 2/2026 USD (311,241) (44,513)
LME Copper Base Metal (1) 2/2026 USD (311,223) (45,147)
LME Copper Base Metal (3) 2/2026 USD (933,613) (117,266)
LME Lead Base Metal (2) 2/2026 USD (99,404) 1,937
LME Nickel Base Metal (2) 2/2026 USD (198,807) (17,529)
LME Nickel Base Metal (10) 2/2026 USD (993,811) (88,063)
LME Nickel Base Metal (11) 2/2026 USD (1,093,310) (99,904)
LME Nickel Base Metal (12) 2/2026 USD (1,192,445) (99,153)
LME Zinc Base Metal (1) 2/2026 USD (77,506) (325)
LME Zinc Base Metal (1) 2/2026 USD (77,555) (952)
LME Zinc Base Metal (11) 2/2026 USD (852,926) (13,928)
Canada 10 Year Bond (712) 3/2026 CAD (62,669,280) 761,101
Cocoa (20) 3/2026 USD (1,213,000) (121,571)
Cocoa (69) 3/2026 GBP (4,070,984) (54,683)
Cotton No. 2 (37) 3/2026 USD (1,188,995) 25,072
DAX Index (17) 3/2026 EUR (12,331,667) (159,428)
DJIA CBOT E-Mini Index (9) 3/2026 USD (2,175,120) 32,502
Euro STOXX 50 Index (354) 3/2026 EUR (24,299,775) (347,191)
Euro-Bund (484) 3/2026 EUR (72,584,160) 402,263
FTSE/JSE Top 40 Index (90) 3/2026 ZAR (5,942,717) (137,204)
Japan 10 Year Bond (84) 3/2026 JPY (71,049,285) 478,808
LME Aluminum Base Metal (326) 3/2026 USD (24,404,930) (849,863)
LME Copper Base Metal (74) 3/2026 USD (23,014,925) (2,593,547)
LME Lead Base Metal (25) 3/2026 USD (1,254,806) (13,329)
LME Nickel Base Metal (47) 3/2026 USD (4,692,178) (464,700)
LME Zinc Base Metal (195) 3/2026 USD (15,204,735) (290,860)
MSCI EAFE Index (18) 3/2026 USD (2,611,890) (9,057)
S&P 500 E-Mini Index (106) 3/2026 USD (36,530,250) 11,547
SET50 Index (1,852) 3/2026 THB (9,752,319) 58,608
Soybean (156) 3/2026 USD (8,170,500) 137,743
Soybean Meal (76) 3/2026 USD (2,275,440) 62,925
Soybean Oil (245) 3/2026 USD (7,138,320) 431,829
SPI 200 Index (206) 3/2026 AUD (29,818,132) (270,077)
U.S. Treasury 10 Year Note (1,787) 3/2026 USD (200,646,594) 544,961
U.S. Treasury Long Bond (45) 3/2026 USD (5,184,844) 21,547
U.S. Treasury Ultra Bond (233) 3/2026 USD (27,362,938) 465,784
90-Day Australian Bank Bill (667) 6/2026 AUD (440,828,897) 41,795
3 Month Euro Euribor (229) 9/2026 EUR (65,894,228) 43,313
90-Day Australian Bank Bill (59) 9/2026 AUD (38,982,437) 208
3 Month Euro Euribor (57) 12/2026 EUR (16,393,247) 6,788
90-Day Australian Bank Bill (34) 12/2026 AUD (22,461,165) (3,158)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Phelix De Base Electricity (8) 12/2026 EUR $ (6,844,775) $ (147,651)
90-Day Australian Bank Bill (9) 3/2027 AUD (5,945,312) (1,923)
3 Month CORRA (16) 6/2027 CAD (2,838,804) (1,818)
3 Month SOFR (374) 9/2027 USD (90,550,075) 107,073
3 Month SONIA (369) 9/2027 GBP (120,120,542) (102,353)
3 Month SOFR (368) 12/2027 USD (89,051,400) 99,141
3 Month SONIA (363) 12/2027 GBP (118,106,199) (69,501)
3 Month Euro Euribor (1) 3/2028 EUR (286,617) 499
3 Month SOFR (412) 3/2028 USD (99,637,050) 168,043
3 Month SONIA (361) 3/2028 GBP (117,400,733) 38,868
3 Month SOFR (3,141) 6/2028 USD (759,061,913) 660,283
3 Month SONIA (184) 6/2028 GBP (59,807,598) 12,565
Total of short contracts (6,436,249)
Net unrealized appreciation $ 6,274,900
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,111,808 USD 17,294,579 CITI 3/18/2026 $ 132,567
AUD 26,111,805 USD 17,294,542 JPMC 3/18/2026 132,602
BRL 33,223,815 USD 5,887,123 CITI
**
3/18/2026 74,896
BRL 33,223,815 USD 5,887,111 JPMC
**
3/18/2026 74,908
CAD 61,961,172 USD 44,792,912 CITI 3/18/2026 490,529
CAD 61,961,169 USD 44,792,820 JPMC 3/18/2026 490,618
CHF 27,137,876 USD 34,425,159 CITI 3/18/2026 99,261
CHF 27,137,876 USD 34,425,090 JPMC 3/18/2026 99,330
CLP 12,690,398,462 USD 13,699,409 CITI
**
3/18/2026 408,989
CLP 12,690,398,462 USD 13,699,382 JPMC
**
3/18/2026 409,016
CNY 415,663,068 USD 59,119,435 CITI
**
3/18/2026 723,810
CNY 415,663,071 USD 59,119,585 JPMC
**
3/18/2026 723,660
COP 25,825,776,086 USD 6,657,615 CITI
**
3/18/2026 14,061
COP 25,825,776,086 USD 6,657,602 JPMC
**
3/18/2026 14,074
CZK 215,750,002 USD 10,358,129 CITI 3/18/2026 148,555
CZK 215,750,000 USD 10,358,108 JPMC 3/18/2026 148,575
EUR 55,575,086 USD 64,990,332 CITI 3/18/2026 542,365
EUR 55,575,082 USD 64,990,197 JPMC 3/18/2026 542,495
GBP 10,320,005 USD 13,821,190 CITI 3/18/2026 87,102
GBP 10,320,002 USD 13,821,158 JPMC 3/18/2026 87,129
HUF 7,921,802,140 USD 23,874,442 CITI 3/18/2026 231,467
HUF 7,921,802,139 USD 23,874,394 JPMC 3/18/2026 231,515
ILS 18,970,500 USD 5,904,157 CITI 3/18/2026 54,393
ILS 18,970,500 USD 5,904,146 JPMC 3/18/2026 54,405
INR 226,815,231 USD 2,496,902 CITI
**
3/18/2026 10,293
INR 226,815,228 USD 2,496,897 JPMC
**
3/18/2026 10,298
JPY 2,284,811,621 USD 14,676,197 CITI 3/18/2026 1,287
JPY 2,284,811,624 USD 14,676,167 JPMC 3/18/2026 1,316
KRW 81,979,826,041 USD 56,022,775 CITI
**
3/18/2026 896,228
KRW 81,979,826,041 USD 56,022,663 JPMC
**
3/18/2026 896,340
MXN 488,500,000 USD 26,743,076 CITI 3/18/2026 193,200
MXN 488,500,000 USD 26,743,023 JPMC 3/18/2026 193,254
NOK 373,711,971 USD 36,770,863 CITI 3/18/2026 294,842
NOK 373,711,973 USD 36,770,790 JPMC 3/18/2026 294,915

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 10,372,083 USD 5,948,447 CITI 3/18/2026 $ 39,604
NZD 10,372,088 USD 5,948,438 JPMC 3/18/2026 39,616
PEN 10,515,422 USD 3,109,310 CITI
**
3/18/2026 10,735
PEN 10,515,422 USD 3,109,304 JPMC
**
3/18/2026 10,741
PHP 142,812,500 USD 2,407,631 CITI
**
3/18/2026 5,110
PHP 142,812,500 USD 2,407,626 JPMC
**
3/18/2026 5,114
PLN 26,475,831 USD 7,351,309 CITI 3/18/2026 20,677
PLN 26,475,827 USD 7,351,293 JPMC 3/18/2026 20,692
SEK 253,604,285 USD 26,867,266 CITI 3/18/2026 783,728
SEK 253,604,285 USD 26,867,212 JPMC 3/18/2026 783,781
SGD 52,971,500 USD 41,244,270 CITI 3/18/2026 160,025
SGD 52,971,500 USD 41,244,187 JPMC 3/18/2026 160,108
THB 90,000,000 USD 2,846,937 CITI 3/18/2026 24,707
THB 90,000,000 USD 2,846,931 JPMC 3/18/2026 24,713
TWD 4,500,000 USD 142,997 CITI
**
3/18/2026 39
TWD 4,500,000 USD 142,997 JPMC
**
3/18/2026 40
USD 8,599,493 AUD 12,839,000 CITI 3/18/2026 30,683
USD 8,599,510 AUD 12,839,000 JPMC 3/18/2026 30,700
USD 22,407,568 BRL 122,578,591 CITI
**
3/18/2026 410,820
USD 22,407,614 BRL 122,578,596 JPMC
**
3/18/2026 410,865
USD 8,882,544 CHF 6,963,500 CITI 3/18/2026 23,679
USD 8,882,562 CHF 6,963,500 JPMC 3/18/2026 23,696
USD 2,972,913 COP 11,416,637,500 CITI
**
3/18/2026 23,607
USD 2,972,919 COP 11,416,637,500 JPMC
**
3/18/2026 23,613
USD 26,693,630 EUR 22,613,721 CITI 3/18/2026 28,119
USD 26,693,684 EUR 22,613,721 JPMC 3/18/2026 28,172
USD 17,562 GBP 13,000 CITI 3/18/2026 42
USD 17,562 GBP 13,000 JPMC 3/18/2026 42
USD 135,078 HUF 44,375,000 CITI 3/18/2026 46
USD 135,079 HUF 44,375,000 JPMC 3/18/2026 46
USD 14,848,976 INR 1,333,619,440 CITI
**
3/18/2026 107,269
USD 14,849,006 INR 1,333,619,436 JPMC
**
3/18/2026 107,298
USD 21,473,609 JPY 3,319,999,999 CITI 3/18/2026 146,141
USD 21,473,652 JPY 3,320,000,001 JPMC 3/18/2026 146,184
USD 977,885 KRW 1,400,000,000 CITI
**
3/18/2026 5,858
USD 977,887 KRW 1,400,000,000 JPMC
**
3/18/2026 5,860
USD 1,658,755 MXN 29,999,999 CITI 3/18/2026 4,531
USD 1,658,759 MXN 30,000,001 JPMC 3/18/2026 4,535
USD 11,646,881 NOK 117,278,742 CITI 3/18/2026 14,877
USD 11,646,905 NOK 117,278,742 JPMC 3/18/2026 14,900
USD 8,515,937 NZD 14,656,500 CITI 3/18/2026 54,390
USD 8,515,954 NZD 14,656,500 JPMC 3/18/2026 54,407
USD 5,285,105 PHP 311,041,667 CITI
**
3/18/2026 30,222
USD 5,285,034 PHP 311,041,667 JPMC
**
3/18/2026 30,152
USD 209,004 PLN 749,500 CITI 3/18/2026 312
USD 209,004 PLN 749,500 JPMC 3/18/2026 312
USD 666,263 SGD 850,500 CITI 3/18/2026 1,483
USD 666,264 SGD 850,500 JPMC 3/18/2026 1,485
USD 1,123,789 THB 35,000,000 CITI 3/18/2026 7,038
USD 1,123,791 THB 35,000,000 JPMC 3/18/2026 7,040
ZAR 516,767,421 USD 30,051,859 CITI 3/18/2026 995,240
ZAR 516,767,419 USD 30,051,799 JPMC 3/18/2026 995,301
IDR 21,683,487,895 USD 1,293,673 CITI
**
3/25/2026 2,111
IDR 21,683,487,895 USD 1,293,670 JPMC
**
3/25/2026 2,113
USD 658,356 IDR 11,000,000,000 CITI
**
3/25/2026 1,007
USD 658,357 IDR 11,000,000,000 JPMC
**
3/25/2026 1,008
Total unrealized appreciation 14,672,929
AUD 12,108,312 USD 8,091,034 CITI 3/18/2026 (9,889)

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 12,108,313 USD 8,091,019 JPMC 3/18/2026 $ (9,873)
BRL 53,111,791 USD 9,655,022 CITI
**
3/18/2026 (124,103)
BRL 53,111,796 USD 9,655,004 JPMC
**
3/18/2026 (124,083)
CAD 12,080,156 USD 8,838,707 CITI 3/18/2026 (10,097)
CAD 12,080,156 USD 8,838,689 JPMC 3/18/2026 (10,080)
CHF 8,464,150 USD 10,778,099 CITI 3/18/2026 (10,128)
CHF 8,464,150 USD 10,778,077 JPMC 3/18/2026 (10,106)
COP 52,410,496,414 USD 13,669,021 CITI
**
3/18/2026 (129,609)
COP 52,410,496,414 USD 13,668,994 JPMC
**
3/18/2026 (129,581)
EUR 4,957,954 USD 5,852,300 CITI 3/18/2026 (6,008)
EUR 4,957,955 USD 5,852,289 JPMC 3/18/2026 (5,998)
GBP 1,307,499 USD 1,765,980 CITI 3/18/2026 (3,861)
GBP 1,307,501 USD 1,765,979 JPMC 3/18/2026 (3,857)
HUF 69,864,526 USD 212,652 CITI 3/18/2026 (55)
HUF 69,864,526 USD 212,651 JPMC 3/18/2026 (55)
ILS 1,541,500 USD 484,672 CITI 3/18/2026 (494)
ILS 1,541,500 USD 484,671 JPMC 3/18/2026 (492)
INR 686,933,772 USD 7,658,867 CITI
**
3/18/2026 (65,563)
INR 686,933,768 USD 7,658,851 JPMC
**
3/18/2026 (65,548)
JPY 10,557,879,759 USD 68,429,819 CITI 3/18/2026 (606,673)
JPY 10,557,879,757 USD 68,429,682 JPMC 3/18/2026 (606,539)
MXN 61,000,000 USD 3,371,846 CITI 3/18/2026 (8,258)
MXN 61,000,000 USD 3,371,839 JPMC 3/18/2026 (8,251)
NOK 44,157,853 USD 4,383,552 CITI 3/18/2026 (3,863)
NOK 44,157,850 USD 4,383,543 JPMC 3/18/2026 (3,855)
NZD 37,986,671 USD 22,029,875 CITI 3/18/2026 (99,266)
NZD 37,986,670 USD 22,029,831 JPMC 3/18/2026 (99,220)
PEN 647,255 USD 192,179 CITI
**
3/18/2026 (131)
PEN 647,255 USD 192,179 JPMC
**
3/18/2026 (131)
PHP 398,437,500 USD 6,763,776 CITI
**
3/18/2026 (32,387)
PHP 398,437,500 USD 6,763,762 JPMC
**
3/18/2026 (32,373)
PLN 26,134,016 USD 7,292,255 CITI 3/18/2026 (15,445)
PLN 26,134,016 USD 7,292,241 JPMC 3/18/2026 (15,430)
SEK 4,000,000 USD 437,485 CITI 3/18/2026 (1,357)
SEK 4,000,000 USD 437,484 JPMC 3/18/2026 (1,356)
SGD 2,663,000 USD 2,081,947 CITI 3/18/2026 (457)
SGD 2,663,000 USD 2,081,943 JPMC 3/18/2026 (453)
THB 1,000,000 USD 32,054 CITI 3/18/2026 (147)
THB 1,000,000 USD 32,054 JPMC 3/18/2026 (146)
TWD 1,516,223,624 USD 48,690,675 CITI
**
3/18/2026 (496,159)
TWD 1,516,223,624 USD 48,690,578 JPMC
**
3/18/2026 (496,061)
USD 22,470,246 AUD 34,507,007 CITI 3/18/2026 (559,896)
USD 22,470,289 AUD 34,507,005 JPMC 3/18/2026 (559,852)
USD 2,153,157 BRL 12,120,997 CITI
**
3/18/2026 (21,958)
USD 2,153,161 BRL 12,120,998 JPMC
**
3/18/2026 (21,954)
USD 29,836,853 CAD 41,489,574 CITI 3/18/2026 (485,212)
USD 29,836,910 CAD 41,489,570 JPMC 3/18/2026 (485,152)
USD 94,967,144 CHF 75,546,423 CITI 3/18/2026 (1,141,940)
USD 94,967,334 CHF 75,546,423 JPMC 3/18/2026 (1,141,750)
USD 7,216,444 CLP 6,600,000,000 CITI
**
3/18/2026 (121,027)
USD 7,216,458 CLP 6,600,000,000 JPMC
**
3/18/2026 (121,013)
USD 38,898,879 CNY 273,076,807 CITI
**
3/18/2026 (416,142)
USD 38,899,008 CNY 273,076,809 JPMC
**
3/18/2026 (416,014)
USD 3,996,547 COP 15,650,000,000 CITI
**
3/18/2026 (46,380)
USD 3,996,555 COP 15,650,000,000 JPMC
**
3/18/2026 (46,372)
USD 11,916,167 CZK 247,598,001 CITI 3/18/2026 (141,463)
USD 11,916,191 CZK 247,597,999 JPMC 3/18/2026 (141,440)
USD 36,624,989 EUR 31,315,827 CITI 3/18/2026 (301,820)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 36,625,057 EUR 31,315,823 JPMC 3/18/2026 $ (301,747)
USD 36,792,616 GBP 27,791,541 CITI 3/18/2026 (662,100)
USD 36,792,687 GBP 27,791,539 JPMC 3/18/2026 (662,026)
USD 5,700,135 HUF 1,890,625,001 CITI 3/18/2026 (53,005)
USD 5,700,146 HUF 1,890,624,999 JPMC 3/18/2026 (52,994)
USD 11,744,724 ILS 38,156,667 CITI 3/18/2026 (240,116)
USD 11,744,748 ILS 38,156,667 JPMC 3/18/2026 (240,092)
USD 12,023,926 INR 1,092,830,563 CITI
**
3/18/2026 (56,124)
USD 12,023,950 INR 1,092,830,560 JPMC
**
3/18/2026 (56,099)
USD 2,113,419 JPY 330,000,001 CITI 3/18/2026 (6,480)
USD 2,113,423 JPY 329,999,999 JPMC 3/18/2026 (6,476)
USD 11,499,290 KRW 16,900,000,000 CITI
**
3/18/2026 (234,465)
USD 11,499,133 KRW 16,900,000,000 JPMC
**
3/18/2026 (234,622)
USD 39,005,788 MXN 721,633,501 CITI 3/18/2026 (785,654)
USD 39,005,866 MXN 721,633,500 JPMC 3/18/2026 (785,576)
USD 21,460,121 NOK 218,948,880 CITI 3/18/2026 (255,786)
USD 21,460,164 NOK 218,948,879 JPMC 3/18/2026 (255,743)
USD 19,080,371 NZD 33,331,239 CITI 3/18/2026 (162,547)
USD 19,080,412 NZD 33,331,244 JPMC 3/18/2026 (162,509)
USD 1,073,854 PHP 63,680,555 CITI
**
3/18/2026 (1,995)
USD 1,073,806 PHP 63,680,555 JPMC
**
3/18/2026 (2,042)
USD 41,619,694 PLN 151,723,002 CITI 3/18/2026 (626,379)
USD 41,619,776 PLN 151,722,998 JPMC 3/18/2026 (626,296)
USD 34,662,610 SEK 322,250,000 CITI 3/18/2026 (472,966)
USD 34,662,679 SEK 322,250,000 JPMC 3/18/2026 (472,897)
USD 109,598,811 SGD 141,458,672 CITI 3/18/2026 (970,015)
USD 109,599,030 SGD 141,458,672 JPMC 3/18/2026 (969,796)
USD 20,389,491 THB 652,639,882 CITI 3/18/2026 (434,395)
USD 20,389,531 THB 652,639,882 JPMC 3/18/2026 (434,354)
USD 869,595 TWD 27,500,000 CITI
**
3/18/2026 (4,517)
USD 869,597 TWD 27,500,000 JPMC
**
3/18/2026 (4,515)
USD 8,801,580 ZAR 150,517,422 CITI 3/18/2026 (241,424)
USD 8,801,597 ZAR 150,517,420 JPMC 3/18/2026 (241,406)
IDR 17,683,487,895 USD 1,058,202 CITI
**
3/25/2026 (1,454)
IDR 17,683,487,895 USD 1,058,200 JPMC
**
3/25/2026 (1,452)
USD 2,055,796 IDR 34,500,000,000 CITI
**
3/25/2026 (5,889)
USD 2,055,800 IDR 34,500,000,000 JPMC
**
3/25/2026 (5,885)
Total unrealized depreciation (20,148,661)
Net unrealized depreciation $ (5,475,732)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
December 31, 2025
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 342,686 $ 342,686
CITG
Cash – 307,755 307,755
CITI
Investment Companies 6,225,883 – 6,225,883
GSCO
Cash – 2,415,505 2,415,505
GSIN
Cash (179,681) – (179,681)
U.S. Treasury Bills 17,340,496 – 17,340,496
JPMC
Investment Companies 10,046,257 – 10,046,257
JPMS
Cash – 17,958,540 17,958,540
MLIN
Cash (600,312) – (600,312)
MSCL
Cash – 8,243,806 8,243,806
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 2,942,196 $ 2,942,196
JPPC
Cash – 532,986 532,986
MSCL
Cash – 4,452,417 4,452,417

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 179.7%
COMMON STOCKS - 96.0%
Communication Services - 3 .7%
Diversified Telecommunication Services - 1 .2%
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 90,988 2,961,755
Elisa OYJ (Finland) (2)(a)
39,750 1,761,553
GCI Liberty, Inc., Class C *(a)(b)
14,543 541,145
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 210,000 310,959
Liberty Global Ltd., Class A
(Belgium) *(a) 352,624 3,928,231
NTT, Inc. (Japan) (2)(a)
3,768,000 3,803,762
Orange SA (France) (2)(a)
230,103 3,839,629
Quebecor, Inc., Class B (Canada)
(a) 7,115 268,001
Singapore Telecommunications Ltd.
(Singapore) (2) 476,900 1,687,272
Telecom Italia SpA (Italy) (2)*(a)
3,082,567 1,851,863
Telenor ASA (Norway) (2)(a)
115,089 1,673,906
Telia Co. AB (Sweden) (2)(a)
1,431,715 6,119,104
28,747,180
Entertainment - 0 .7%
ROBLOX Corp., Class A *(a)(b)
42,642 3,455,281
Roku, Inc., Class A *(a)
31,136 3,377,945
Square Enix Holdings Co. Ltd.
(Japan) (a) 231,400 4,224,261
Take-Two Interactive Software, Inc.
*(a)(b) 8,953 2,292,237
Warner Music Group Corp., Class
A (a)(b) 113,593 3,483,897
16,833,621
Interactive Media & Services - 0 .4%
IAC, Inc. *(a)(b)
53,798 2,103,502
Meta Platforms, Inc., Class A (a)
8,186 5,403,497
Scout24 SE (Germany) (2)(a)(c)
3,657 367,309
SEEK Ltd. (Australia) (2)(a)
26,758 410,901
Snap, Inc., Class A *(a)(b)
179,694 1,450,130
Vend Marketplaces ASA (Norway)
(a) 17,185 477,361
10,212,700
Media - 1 .1%
Charter Communications, Inc., Class
A *(a)(b) 29,083 6,071,076
Comcast Corp., Class A (a)
299,109 8,940,368
CyberAgent, Inc. (Japan) (2)(a)
106,500 907,490
DoubleVerify Holdings, Inc. *(a)
90,202 1,031,911
ITV plc (United Kingdom) (2)(a)
455,457 502,355
New York Times Co. (The), Class
A (a) 76,282 5,295,496
Omnicom Group, Inc. (a)
4,425 357,319
TBS Holdings, Inc. (Japan) (2)(a)
84,600 3,122,242
26,228,257
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .3%
Airtel Africa plc (Nigeria) (2)(a)(c)
258,204 1,236,862
Freenet AG (Germany) (2)(a)
85,241 2,936,324
SoftBank Group Corp. (Japan) (2)(a)
29,200 819,158
Vodafone Group plc (United
Kingdom) (2)(a) 2,176,716 2,901,583
7,893,927
Total Communication Services 89,915,685
Consumer Discretionary - 12 .8%
Automobile Components - 1 .7%
Aisin Corp. (Japan) (2)(a)
78,500 1,470,797
Autoliv, Inc. (Sweden) (a)
69,350 8,231,845
BorgWarner, Inc. (a)
20,208 910,572
Continental AG (Germany) (2)(a)
32,634 2,589,931
Forvia SE (France) (2)*(a)
25,070 397,831
Goodyear Tire & Rubber Co. (The)
*(a)(b) 661,934 5,798,542
Lear Corp. (a)
6,079 696,653
Magna International, Inc. (Canada)
(a) 53,672 2,861,229
Niterra Co. Ltd. (Japan) (2)(a)
112,700 4,965,368
Pirelli & C SpA (Italy) (2)(a)(c)
218,005 1,488,694
QuantumScape Corp. *(a)(b)
21,370 222,675
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 195,600 7,878,238
Valeo SE (France) (2)(a)
307,954 4,179,229
41,691,604
Automobiles - 1 .5%
Bayerische Motoren Werke AG
(Germany) (2)(a) 27,949 3,030,660
Ford Motor Co. (a)
290,539 3,811,872
General Motors Co. (a)
113,044 9,192,738
Honda Motor Co. Ltd. (Japan) (2)(a)
113,900 1,117,891
Mercedes-Benz Group AG
(Germany) (2)(a) 76,297 5,289,068
Renault SA (France) (2)(a)
48,065 1,989,520
Rivian Automotive, Inc., Class A *(a)
(b) 145,255 2,862,976
Subaru Corp. (Japan) (2)(a)
397,800 8,565,121
35,859,846
Broadline Retail - 0 .8%
Amazon.com, Inc. *(a)(b)
12,491 2,883,172
Canadian Tire Corp. Ltd., Class A
(Canada) (a) 4,366 553,293
Etsy, Inc. *(a)
9,122 505,724
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 361,900 5,256,633
Macy's, Inc. (a)
33,475 738,124
Prosus NV (China) (2)(a)
70,157 4,344,050
Rakuten Group, Inc. (Japan) (2)*(a)
301,600 1,932,644
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 191,200 3,376,106
19,589,746

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Distributors - 0 .1%
Genuine Parts Co. (a)(b) 13,778 1,694,143
Diversified Consumer Services - 0 .4%
ADT, Inc. (a)
476,214 3,843,047
Bright Horizons Family Solutions,
Inc. *(a) 1,112 112,757
Graham Holdings Co., Class B (a)
2,538 2,788,247
Grand Canyon Education, Inc. *(a)
3,417 568,281
Pearson plc (United Kingdom) (2)(a)
98,289 1,389,711
Service Corp. International (a)
21,974 1,713,313
10,415,356
Hotels, Restaurants & Leisure - 3 .1%
Airbnb, Inc., Class A *(a)
91,515 12,420,416
Aramark (a)
85,429 3,148,913
Aristocrat Leisure Ltd. (Australia)
(2)(a) 61,356 2,375,360
Booking Holdings, Inc. (a)
1,738 9,307,563
Caesars Entertainment, Inc. *(a)(b)
124,230 2,905,740
Carnival Corp. *(a)
182,635 5,577,673
Chipotle Mexican Grill, Inc., Class
A *(a) 106,400 3,936,800
Compass Group plc (United
Kingdom) (2)(a) 20,407 646,597
Entain plc (United Kingdom) (2)(a)
38,767 398,496
Expedia Group, Inc. (a)
22,590 6,399,973
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 3,620,303
Las Vegas Sands Corp. (a)
76,052 4,950,225
MGM Resorts International *(a)
78,816 2,875,996
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 169,860 3,791,275
Penn Entertainment, Inc. *(a)
73,892 1,089,907
Texas Roadhouse, Inc., Class A (a)
17,021 2,825,486
Travel + Leisure Co. (a)
55,834 3,937,972
Vail Resorts, Inc. (a)(b)
3,864 513,139
Wendy's Co. (The) (a)
104,300 868,819
Wynn Resorts Ltd. (a)(b)
16,863 2,029,125
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 17,300 991,350
74,611,128
Household Durables - 1 .2%
Electrolux AB, Class B (Sweden)
(2)*(a) 55,760 382,672
Garmin Ltd. (a)
5,614 1,138,800
Iida Group Holdings Co. Ltd. (Japan)
(2)(a) 31,600 507,873
Mohawk Industries, Inc. *(a)
25,495 2,786,603
Newell Brands, Inc. (a)
158,437 589,386
Panasonic Holdings Corp. (Japan)
(2)(a) 388,500 5,036,530
SharkNinja, Inc. *(a)(b)
15,607 1,746,423
Sony Group Corp. (Japan) (2)(a)
104,200 2,672,833
Taylor Morrison Home Corp., Class
A *(a) 139,078 8,187,522
Taylor Wimpey plc (United Kingdom)
(2)(a) 455,197 658,673
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.2% (continued)
Toll Brothers, Inc. (a)
36,117 4,883,741
28,591,056
Leisure Products - 0 .7%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 87,600 2,331,569
Brunswick Corp. (a)(b)
23,889 1,773,519
Hasbro, Inc. (a)
104,911 8,602,702
Mattel, Inc. *(a)
62,327 1,236,568
Polaris, Inc. (a)
54,642 3,456,107
17,400,465
Specialty Retail - 2 .2%
Abercrombie & Fitch Co., Class A
*(a) 107,373 13,515,039
AutoNation, Inc. *(a)
7,880 1,627,062
AutoZone, Inc. *(a)(b)
536 1,817,844
Avolta AG (Switzerland) (2)*(a)
23,664 1,395,700
Bath & Body Works, Inc. (a)
60,180 1,208,414
Best Buy Co., Inc. (a)(b)
104,019 6,961,992
CarMax, Inc. *(a)
74,503 2,878,796
Gap, Inc. (The) (a)
85,559 2,190,310
JB Hi-Fi Ltd. (Australia) (2)(a)
57,593 3,686,653
Lithia Motors, Inc., Class A (a)(b)
673 223,658
Penske Automotive Group, Inc. (a)
(b) 3,271 517,767
Ross Stores, Inc. (a)
13,946 2,512,232
Shimamura Co. Ltd. (Japan) (2)(a)
32,900 2,143,686
TJX Cos., Inc. (The) (a)
28,185 4,329,498
Ulta Beauty, Inc. *(a)(b)
4,173 2,524,707
USS Co. Ltd. (Japan) (2)(a)
199,800 2,186,334
Wayfair, Inc., Class A *(a)(b)
42,061 4,223,345
Zalando SE (Germany) (2)*(a)(c)
24,972 736,851
54,679,888
Textiles, Apparel & Luxury Goods - 1 .1%
adidas AG (Germany) (2)(a)
40,467 8,007,853
Burberry Group plc (United
Kingdom) (2)*(a) 37,144 631,599
Cie Financiere Richemont SA
(Registered) (Switzerland) (2)(a) 9,184 1,980,539
Deckers Outdoor Corp. *(a)
53,540 5,550,492
HUGO BOSS AG (Germany) (2)(a)
60,560 2,551,801
Pandora A/S (Denmark) (2)(a)
10,994 1,215,783
Ralph Lauren Corp., Class A (a)
5,243 1,853,977
Tapestry, Inc. (a)
22,637 2,892,329
Under Armour, Inc., Class A *(a)(b)
80,742 401,288
VF Corp. (a)(b)
68,583 1,239,981
26,325,642
Total Consumer Discretionary 310,858,874

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 4 .5%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 30,499 1,957,458
Asahi Group Holdings Ltd. (Japan)
(2)(a) 137,900 1,445,441
Boston Beer Co., Inc. (The), Class
A *(a) 5,692 1,110,680
Carlsberg A/S, Class B (Denmark)
(2)(a) 6,526 854,145
Coca-Cola Consolidated, Inc. (a)
40,033 6,137,059
Coca-Cola HBC AG (Italy) (2)(a)
5,004 258,875
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 171,300 2,564,192
Molson Coors Beverage Co., Class
B (a)(b) 66,296 3,094,697
PepsiCo, Inc. (a)
53,097 7,620,481
Royal Unibrew A/S (Denmark) (2)(a)
2,796 252,303
25,295,331
Consumer Staples Distribution & Retail - 1 .5%
Albertsons Cos., Inc., Class A (a)(b)
95,208 1,634,721
Carrefour SA (France) (2)(a)
328,187 5,475,991
Coles Group Ltd. (Australia) (2)(a)
26,446 378,000
Empire Co. Ltd., Class A (Canada)
(a) 47,176 1,640,187
George Weston Ltd. (Canada) (a)
30,633 2,113,321
Kroger Co. (The) (a)(b)
37,631 2,351,185
Loblaw Cos. Ltd. (Canada) (a)
21,532 973,415
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,570,675
Metro, Inc., Class A (Canada) (a)
17,640 1,269,648
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 206,200 2,962,479
Target Corp. (a)
41,183 4,025,638
Tesco plc (United Kingdom) (2)(a)
542,062 3,223,550
US Foods Holding Corp. *(a)(b)
26,424 1,990,256
Walmart, Inc. (a)
48,228 5,373,081
35,982,147
Food Products - 1 .2%
Danone SA (France) (2)(a)
5,849 527,575
Flowers Foods, Inc. (a)(b)
130,450 1,419,296
Freshpet, Inc. *(a)(b)
20,037 1,220,854
Ingredion, Inc. (a)
61,409 6,770,956
Marzetti Co. (The) (a)
18,455 3,034,371
Mowi ASA (Norway) (2)(a)
13,329 320,628
Orkla ASA (Norway) (2)(a)
20,295 226,000
Pilgrim's Pride Corp. (a)
21,051 820,779
Saputo, Inc. (Canada) (a)
9,518 286,466
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 51,600 3,539,842
Tyson Foods, Inc., Class A (a)
83,500 4,894,770
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,559,620
INVESTMENTS SHARES VALUE ($)
Food Products - 1.2% (continued)
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 162,600 3,411,671
28,032,828
Household Products - 0 .1%
Essity AB, Class B (Sweden) (2)(a)
18,817 541,015
Reynolds Consumer Products, Inc.
(a) 72,745 1,667,315
2,208,330
Personal Care Products - 0 .2%
BellRing Brands, Inc. *(a)
186,213 4,977,474
Kao Corp. (Japan) (2)(a)
5,700 227,496
5,204,970
Tobacco - 0 .5%
British American Tobacco plc (United
Kingdom) (2)(a) 41,835 2,371,653
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 1,979,249
Philip Morris International, Inc. (a)
41,319 6,627,568
10,978,470
Total Consumer Staples 107,702,076
Energy - 2 .7%
Energy Equipment & Services - 0 .2%
Halliburton Co. (a)(b)
37,115 1,048,870
SBM Offshore NV (Netherlands) (2)
(a) 12,745 366,700
TechnipFMC plc (United Kingdom)
(a) 110,892 4,941,348
6,356,918
Oil, Gas & Consumable Fuels - 2 .5%
Antero Resources Corp. *(a)(b)
17,494 602,843
ARC Resources Ltd. (Canada) (a)
28,306 531,040
BP plc (2)(a)
183,605 1,070,778
Canadian Natural Resources Ltd.
(Canada) (a) 86,352 2,924,851
Cenovus Energy, Inc. (Canada) (a)
114,871 1,943,321
CNX Resources Corp. *(a)(b)
49,431 1,817,578
ConocoPhillips (a)
56,938 5,329,966
Devon Energy Corp. (a)
63,606 2,329,888
ENEOS Holdings, Inc. (Japan) (2)(a)
165,400 1,170,222
Eni SpA (Italy) (2)(a)
55,015 1,042,871
Equinor ASA (Norway) (2)(a)
162,835 3,839,947
Exxon Mobil Corp. (a)
18,126 2,181,283
Gaztransport Et Technigaz SA
(France) (2)(a) 4,871 893,764
Harbour Energy plc (United
Kingdom) (2)(a) 305,320 803,293
HF Sinclair Corp. (a)
65,211 3,004,923
Inpex Corp. (Japan) (2)(a)
242,000 4,840,130
Kinder Morgan, Inc. (a)(b)
82,628 2,271,444
Koninklijke Vopak NV (Netherlands)
(2)(a) 17,567 782,777
Murphy Oil Corp. (a)(b)
59,501 1,859,406

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.5% (continued)
Ovintiv, Inc. (a)
13,475 528,085
PBF Energy, Inc., Class A (a)
40,347 1,094,211
Phillips 66 (a)
16,479 2,126,450
Repsol SA (Spain) (2)(a)
200,891 3,748,309
Suncor Energy, Inc. (Canada) (a)
23,926 1,061,945
TotalEnergies SE (France) (2)(a)
158,345 10,323,779
Whitehaven Coal Ltd. (Australia) (2)
(a) 310,719 1,599,426
59,722,530
Total Energy 66,079,448
Financials - 18 .3%
Banks - 8 .1%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 52,690 1,840,930
ANZ Group Holdings Ltd. (Australia)
(2)(a) 28,766 695,493
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 324,046 3,450,182
Banco Comercial Portugues SA,
Class R (Portugal) (2) 962,015 1,012,673
Bank of America Corp. (a)
49,916 2,745,380
Bank of Nova Scotia (The) (Canada)
(a) 79,223 5,842,952
Barclays plc (United Kingdom) (2)(a)
564,241 3,611,780
BNP Paribas SA (France) (2)(a)
173,651 16,428,606
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 240,500 1,220,536
BOK Financial Corp. (a)(b)
2,728 323,159
CaixaBank SA (Spain) (2)(a)
143,857 1,758,814
Canadian Imperial Bank of
Commerce (Canada) (a) 15,082 1,367,275
Citigroup, Inc. (a)
61,512 7,177,835
Citizens Financial Group, Inc. (a)
91,973 5,372,143
Commerce Bancshares, Inc. (a)
4,487 234,850
Commerzbank AG (Germany) (2)(a)
209,018 8,821,525
Concordia Financial Group Ltd.
(Japan) (2)(a) 210,600 1,741,034
Credit Agricole SA (France) (2)(a)
404,299 8,323,659
Danske Bank A/S (Denmark) (2)(a)
121,226 6,053,577
DBS Group Holdings Ltd.
(Singapore) (2) 10,500 459,949
East West Bancorp, Inc. (a)
29,401 3,304,378
Fifth Third Bancorp (a)
28,720 1,344,383
First Hawaiian, Inc. (a)
10,451 264,410
First Horizon Corp. (a)
42,108 1,006,381
Flagstar Bank NA (a)(b)
66,203 833,496
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 126,500 4,091,713
Intesa Sanpaolo SpA (Italy) (2)(a)
564,854 3,903,201
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 64,700 910,787
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 4,842 662,674
KBC Group NV (Belgium) (2)(a)
6,261 815,408
KeyCorp (a)(b)
176,708 3,647,253
INVESTMENTS SHARES VALUE ($)
Banks - 8.1% (continued)
Kyoto Financial Group, Inc. (Japan)
(2)(a) 36,300 795,010
Lloyds Banking Group plc (United
Kingdom) (2)(a) 801,147 1,059,689
Mizuho Financial Group, Inc.
(Japan) (2)(a) 183,500 6,696,752
NatWest Group plc (United
Kingdom) (2)(a) 669,256 5,870,902
Nordea Bank Abp (Finland) (2)(a)
154,957 2,915,402
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) 110,400 1,696,100
Pinnacle Financial Partners, Inc. (a)
64,326 6,137,344
PNC Financial Services Group, Inc.
(The) (a) 17,523 3,657,576
Popular, Inc. (a)
27,491 3,423,179
Prosperity Bancshares, Inc. (a)
33,522 2,316,705
Resona Holdings, Inc. (Japan) (2)(a)
542,700 5,165,267
Royal Bank of Canada (Canada) (a)
18,999 3,238,917
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 276,000 4,285,375
Societe Generale SA (France) (2)(a)
121,452 9,777,374
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 270,200 8,234,309
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 118,898 1,722,540
Swedbank AB, Class A (Sweden)
(2)(a) 108,139 3,751,888
Texas Capital Bancshares, Inc. *(a)
47,169 4,270,681
Toronto-Dominion Bank (The)
(Canada) (a) 31,402 2,959,574
Truist Financial Corp. (a)
38,828 1,910,726
UniCredit SpA (Italy) (2)(a)
97,382 8,065,830
US Bancorp (a)
62,561 3,338,255
Webster Financial Corp. (a)(b)
48,663 3,062,849
Wintrust Financial Corp. (a)
7,021 981,676
Zions Bancorp NA (a)
36,000 2,107,440
196,707,796
Capital Markets - 3 .0%
Ameriprise Financial, Inc. (a)
23,214 11,382,753
Amundi SA (France) (2)(a)(c)
4,182 345,641
Azimut Holding SpA (Italy) (2)(a)
34,863 1,452,317
Bank of New York Mellon Corp.
(The) (a) 41,250 4,788,713
Brookfield Corp., Class A (Canada)
(a) 36,490 1,675,422
Cboe Global Markets, Inc. (a)(b)
4,963 1,245,713
Deutsche Bank AG (Registered)
(Germany) (2)(a) 152,003 5,858,064
Evercore, Inc., Class A (a)
12,023 4,090,826
Federated Hermes, Inc., Class B
(a)(b) 55,446 2,887,073
Goldman Sachs Group, Inc. (The)
(a)(b) 5,280 4,641,120
ICG plc (United Kingdom) (2)(a)
8,928 246,200
Invesco Ltd. (a)(b)
55,401 1,455,384
Janus Henderson Group plc (a)
25,294 1,203,236
Jefferies Financial Group, Inc. (a)
72,159 4,471,693

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.0% (continued)
MarketAxess Holdings, Inc. (a)
13,895 2,518,469
MSCI, Inc., Class A (a)
1,816 1,041,894
Nomura Holdings, Inc. (Japan) (2)(a)
1,192,500 9,934,085
Northern Trust Corp. (a)
2,703 369,203
Onex Corp. (Canada) (a)
4,753 391,169
Raymond James Financial, Inc. (a)
8,156 1,309,772
Robinhood Markets, Inc., Class A
*(a)(b) 20,177 2,282,019
State Street Corp. (a)
14,835 1,913,863
Stifel Financial Corp. (a)
41,138 5,151,300
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 2,081 1,263,449
Virtu Financial, Inc., Class A (a)(b)
33,869 1,128,515
73,047,893
Consumer Finance - 0 .4%
Capital One Financial Corp. (a)
18,358 4,449,245
FirstCash Holdings, Inc. (a)
4,582 730,279
OneMain Holdings, Inc. (a)
50,904 3,438,565
8,618,089
Financial Services - 1 .3%
Corebridge Financial, Inc. (a)
96,893 2,923,262
Essent Group Ltd. (a)
16,017 1,041,265
Euronet Worldwide, Inc. *(a)(b)
15,870 1,207,866
Fidelity National Information
Services, Inc. (a)(b) 45,849 3,047,124
Fiserv, Inc. *(a)(b)
71,378 4,794,460
Mastercard, Inc., Class A (a)
4,149 2,368,581
MGIC Investment Corp. (a)
44,131 1,289,508
ORIX Corp. (Japan) (2)(a)
109,100 3,190,879
PayPal Holdings, Inc. (a)
16,365 955,389
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 3,030,818
Sony Financial Group, Inc. (Japan)
*(a) 104,200 110,426
Tokyo Century Corp. (Japan) (2)(a)
47,100 610,677
Western Union Co. (The) (a)(b)
297,428 2,769,055
WEX, Inc. *(a)(b)
23,100 3,441,438
30,780,748
Insurance - 5 .5%
Aegon Ltd. (2)(a)
424,669 3,302,355
Ageas SA/NV (Belgium) (2)(a)
20,064 1,405,702
AIA Group Ltd. (Hong Kong) (2)(a)
144,000 1,482,206
Allianz SE (Registered) (Germany)
(2)(a) 9,305 4,302,421
Allstate Corp. (The) (a)
19,941 4,150,719
American International Group, Inc.
(a) 75,057 6,421,126
Assured Guaranty Ltd. (a)
13,099 1,177,207
Axis Capital Holdings Ltd. (a)
43,544 4,663,127
Beazley plc (United Kingdom) (2)(a)
68,604 767,171
Chubb Ltd. (a)
38,836 12,121,492
Cincinnati Financial Corp. (a)
6,320 1,032,182
CNO Financial Group, Inc. (a)
53,705 2,280,851
Dai-ichi Life Holdings, Inc. (Japan)
(2)(a) 308,100 2,560,486
INVESTMENTS SHARES VALUE ($)
Insurance - 5.5% (continued)
Everest Group Ltd. (a)
9,604 3,259,117
Fairfax Financial Holdings Ltd.
(Canada) (a) 976 1,860,121
Globe Life, Inc. (a)
12,512 1,749,928
Hanover Insurance Group, Inc.
(The) (a) 16,251 2,970,195
iA Financial Corp., Inc. (Canada) (a)
9,697 1,256,360
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 54,200 1,629,987
Lincoln National Corp. (a)
14,760 657,263
Loews Corp. (a)
2,022 212,937
Manulife Financial Corp. (Canada)
(a) 123,556 4,486,562
MetLife, Inc. (a)
71,628 5,654,314
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 162,800 3,822,060
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 5,898 3,881,394
NN Group NV (Netherlands) (2)(a)
74,263 5,728,992
Old Republic International Corp. (a)
34,284 1,564,722
Principal Financial Group, Inc. (a)
37,950 3,347,570
QBE Insurance Group Ltd.
(Australia) (2)(a) 30,230 400,228
Reinsurance Group of America, Inc.
(a) 22,270 4,531,054
RenaissanceRe Holdings Ltd. (a)
10,986 3,088,824
SCOR SE (France) (2)(a)
25,073 844,025
Selective Insurance Group, Inc. (a)
67,353 5,635,426
T&D Holdings, Inc. (Japan) (2)(a)
42,300 976,417
Talanx AG (Germany) (2)(a)
4,356 578,647
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 50,600 1,870,485
Travelers Cos., Inc. (The) (a)
36,300 10,529,178
Unipol Assicurazioni SpA (Italy) (2)
(a) 188,984 4,534,038
Unum Group (a)
15,912 1,233,180
W R Berkley Corp. (a)(b)
21,955 1,539,485
Zurich Insurance Group AG
(Switzerland) (2)(a) 12,899 9,760,708
133,270,262
Total Financials 442,424,788
Health Care - 11 .5%
Biotechnology - 2 .4%
Apellis Pharmaceuticals, Inc. *(a)(b)
21,965 551,761
Argenx SE (Netherlands) (2)*(a)
2,981 2,514,604
BioMarin Pharmaceutical, Inc. *(a)
140,626 8,357,403
Cytokinetics, Inc. *(a)(b)
13,042 828,689
Exelixis, Inc. *(a)
181,346 7,948,395
Genmab A/S (Denmark) (2)*(a)
9,937 3,080,312
Halozyme Therapeutics, Inc. *(a)(b)
54,633 3,676,801
Incyte Corp. *(a)(b)
42,574 4,205,034
Insmed, Inc. *(a)(b)
11,565 2,012,773
Natera, Inc. *(a)
17,687 4,051,915
Neurocrine Biosciences, Inc. *(a)
6,444 913,953

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 2.4% (continued)
Regeneron Pharmaceuticals, Inc. (a)
7,069 5,456,349
Roivant Sciences Ltd. *(a)(b)
57,873 1,255,844
Sarepta Therapeutics, Inc. *(a)(b)
158,053 3,401,301
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 15,566 558,618
Ultragenyx Pharmaceutical, Inc. *(a)
40,476 930,948
United Therapeutics Corp. *(a)
12,798 6,235,825
Zealand Pharma A/S (Denmark)
(2)*(a) 36,557 2,655,949
58,636,474
Health Care Equipment & Supplies - 1 .4%
Align Technology, Inc. *(a)
19,707 3,077,248
Asahi Intecc Co. Ltd. (Japan) (2)(a)
130,200 2,440,662
Convatec Group plc (United
Kingdom) (2)(a)(c) 303,024 989,347
Cooper Cos., Inc. (The) *(a)(b)
20,459 1,676,820
Dexcom, Inc. *(a)
17,034 1,130,547
Edwards Lifesciences Corp. *(a)
30,737 2,620,329
Haemonetics Corp. *(a)
54,597 4,375,950
Hologic, Inc. *(a)
13,279 989,153
Insulet Corp. *(a)(b)
1,164 330,855
Lantheus Holdings, Inc. *(a)(b)
52,079 3,465,857
LivaNova plc *(a)
54,107 3,329,204
Penumbra, Inc. *(a)
4,875 1,515,686
ResMed, Inc. (a)(b)
928 223,527
Solventum Corp. *(a)
9,852 780,673
STERIS plc (a)
13,524 3,428,605
Stryker Corp. (a)
9,139 3,212,084
Teleflex, Inc. (a)
2,153 262,752
33,849,299
Health Care Providers & Services - 2 .0%
Cencora, Inc. (a)
7,915 2,673,291
Centene Corp. *(a)
312,058 12,841,187
Cigna Group (The) (a)
35,808 9,855,436
Elevance Health, Inc. (a)
4,711 1,651,441
Encompass Health Corp. (a)
7,812 829,166
Fresenius Medical Care AG
(Germany) (2)(a) 6,315 301,639
HCA Healthcare, Inc. (a)
12,759 5,956,667
HealthEquity, Inc. *(a)
7,097 650,156
McKesson Corp. (a)
4,634 3,801,224
Molina Healthcare, Inc. *(a)
27,467 4,766,623
Tenet Healthcare Corp. *(a)
11,365 2,258,453
Universal Health Services, Inc.,
Class B (a) 10,042 2,189,357
47,774,640
Health Care Technology - 0 .2%
Pro Medicus Ltd. (Australia) (2)(a)
24,410 3,584,931
Veeva Systems, Inc., Class A *(a)
9,434 2,105,952
5,690,883
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1 .2%
Agilent Technologies, Inc. (a)
25,608 3,484,480
Avantor, Inc. *(a)
294,160 3,371,073
Bruker Corp. (a)(b)
11,533 543,320
Danaher Corp. (a)
4,731 1,083,020
Illumina, Inc. *(a)(b)
51,589 6,766,413
IQVIA Holdings, Inc. *(a)
21,154 4,768,323
Medpace Holdings, Inc. *(a)(b)
10,721 6,021,450
Mettler-Toledo International, Inc. *(a)
977 1,362,124
Sotera Health Co. *(a)(b)
79,184 1,396,806
West Pharmaceutical Services, Inc.
(a) 863 237,446
29,034,455
Pharmaceuticals - 4 .3%
Astellas Pharma, Inc. (Japan) (2)(a)
629,300 8,375,679
Bayer AG (Registered) (Germany)
(2)(a) 106,287 4,610,280
Bristol-Myers Squibb Co. (a)
284,043 15,321,280
Eli Lilly & Co. (a)
5,132 5,515,258
Galderma Group AG (Switzerland)
(2)(a) 3,619 736,947
GSK plc (2)(a)
114,322 2,802,857
Ipsen SA (France) (2)(a)
4,949 690,531
Jazz Pharmaceuticals plc *(a)
28,941 4,919,970
Johnson & Johnson (a)
35,413 7,328,720
Merck & Co., Inc. (a)
156,032 16,423,928
Novartis AG (Registered) (2)(a)
112,673 15,525,888
Organon & Co. (a)
577,095 4,137,771
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 59,400 3,359,618
Pfizer, Inc. (a)
82,304 2,049,370
Royalty Pharma plc, Class A (a)(b)
121,690 4,702,102
Sanofi SA (2)(a)
2,411 233,277
Shionogi & Co. Ltd. (Japan) (2)(a)
62,200 1,125,809
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 85,300 2,649,867
UCB SA (Belgium) (2)(a)
9,245 2,575,903
Viatris, Inc. (a)
67,243 837,175
103,922,230
Total Health Care 278,907,981
Industrials - 19 .4%
Aerospace & Defense - 3 .4%
Airbus SE (France) (2)(a)
11,901 2,763,698
ATI, Inc. *(a)
23,792 2,730,370
Babcock International Group plc
(United Kingdom) (2)(a) 16,166 269,403
Boeing Co. (The) *(a)(b)
23,036 5,001,576
Carpenter Technology Corp. (a)
6,620 2,084,241
Curtiss-Wright Corp. (a)
4,882 2,691,300
Dassault Aviation SA (France) (2)(a)
4,058 1,301,018
General Dynamics Corp. (a)
13,550 4,561,743
Huntington Ingalls Industries, Inc. (a)
4,750 1,615,332
Kongsberg Gruppen ASA (Norway)
(2)(a) 135,345 3,468,254
Leonardo DRS, Inc. (a)
16,522 563,235

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 3.4% (continued)
Leonardo SpA (Italy) (2)(a)
98,890 5,656,563
Lockheed Martin Corp. (a)
14,440 6,984,195
Northrop Grumman Corp. (a)
6,921 3,946,423
Rheinmetall AG (Germany) (2)(a)
4,321 7,883,210
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 425,948 6,587,589
RTX Corp. (a)
8,643 1,585,126
Saab AB, Class B (Sweden) (2)(a)
124,377 7,216,380
Safran SA (France) (2)(a)
6,970 2,427,770
Textron, Inc. (a)
105,328 9,181,442
Thales SA (France) (2)(a)
8,473 2,285,726
Woodward, Inc. (a)
8,131 2,458,164
83,262,758
Air Freight & Logistics - 1 .1%
FedEx Corp. (a)
47,963 13,854,592
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 153,100 3,276,738
United Parcel Service, Inc., Class
B (a) 93,897 9,313,643
26,444,973
Building Products - 0 .7%
Allegion plc (a)
17,968 2,860,865
Armstrong World Industries, Inc. (a)
6,627 1,266,420
Geberit AG (Registered)
(Switzerland) (2)(a) 2,460 1,910,492
Johnson Controls International plc
(a)(b) 55,155 6,604,811
Masco Corp. (a)(b)
18,946 1,202,313
Sanwa Holdings Corp. (Japan) (2)
(a) 74,900 1,950,261
UFP Industries, Inc. (a)
4,667 424,930
16,220,092
Commercial Services & Supplies - 0 .5%
Brambles Ltd. (Australia) (2)(a)
162,642 2,483,595
Brink's Co. (The) (a)
1,931 225,405
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 169,400 2,916,050
ISS A/S (Denmark) (2)(a)
80,810 2,753,175
Veralto Corp. (a)
35,265 3,518,742
11,896,967
Construction & Engineering - 2 .0%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 2,626,561
AECOM (a)
9,025 860,353
AtkinsRealis Group, Inc. (Canada)
(a) 7,320 472,516
Bouygues SA (France) (2)(a)
5,032 261,590
Comfort Systems USA, Inc. (a)
11,613 10,838,297
Eiffage SA (France) (2)(a)
22,156 3,174,499
EMCOR Group, Inc. (a)
7,628 4,666,734
Everus Construction Group, Inc.
*(a)(b) 4,924 421,297
Fluor Corp. *(a)
50,649 2,007,220
Kajima Corp. (Japan) (2)(a)
76,200 2,841,309
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.0% (continued)
Kinden Corp. (Japan) (2)(a)
79,000 3,426,810
MasTec, Inc. *(a)
15,073 3,276,418
Obayashi Corp. (Japan) (2)(a)
106,000 2,218,359
Shimizu Corp. (Japan) (2)(a)
319,100 5,448,216
Stantec, Inc. (Canada) (a)
9,541 900,332
Taisei Corp. (Japan) (2)(a)
41,400 3,923,516
Worley Ltd. (Australia) (2)(a)
95,813 800,117
48,164,144
Electrical Equipment - 1 .5%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 107,942 7,957,220
Acuity, Inc. (a)
3,603 1,297,224
EnerSys (a)
2,678 392,997
Fuji Electric Co. Ltd. (Japan) (2)(a)
5,600 424,676
Fujikura Ltd. (Japan) (2)(a)
63,800 7,075,129
GE Vernova, Inc. (a)
2,210 1,444,390
Mitsubishi Electric Corp. (Japan) (2)
(a) 86,500 2,522,068
Nextpower, Inc., Class A *(a)(b)
11,439 996,451
nVent Electric plc (a)
18,160 1,851,775
Signify NV (2)(a)(c)
88,985 2,188,274
Vertiv Holdings Co., Class A (a)
41,323 6,694,739
Vestas Wind Systems A/S
(Denmark) (2)(a) 114,740 3,103,398
35,948,341
Ground Transportation - 1 .2%
Central Japan Railway Co. (Japan)
(2)(a) 252,200 6,985,940
JB Hunt Transport Services, Inc. (a)
37,758 7,337,890
Knight-Swift Transportation
Holdings, Inc., Class A (a) 11,689 611,101
Lyft, Inc., Class A *(a)
272,683 5,281,870
Ryder System, Inc. (a)
14,811 2,834,677
Seibu Holdings, Inc. (Japan) (2)(a)
37,100 1,019,380
TFI International, Inc. (Canada) (a)
6,041 624,412
Union Pacific Corp. (a)
19,936 4,611,595
29,306,865
Industrial Conglomerates - 0 .3%
3M Co. (a)
24,274 3,886,267
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 36,000 244,745
DCC plc (United Kingdom) (2)(a)
33 2,056
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 812,577
Hitachi Ltd. (Japan) (2)(a)
92,000 2,885,265
7,830,910
Machinery - 3 .7%
Alfa Laval AB (Sweden) (2)(a)
45,443 2,278,574
Allison Transmission Holdings, Inc.
(a) 22,706 2,222,918
Caterpillar, Inc. (a)
15,382 8,811,886
CNH Industrial NV (a)(b)
323,186 2,979,775
Crane Co. (a)
4,539 837,128
Cummins, Inc. (a)
15,165 7,740,974

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.7% (continued)
Daimler Truck Holding AG
(Germany) (2)(a) 36,494 1,580,648
Donaldson Co., Inc. (a)
17,812 1,579,212
Dover Corp. (a)
19,609 3,828,461
Fincantieri SpA (Italy) (2)*(a)
11,622 225,831
Flowserve Corp. (a)
28,539 1,980,036
Fluidra SA (Spain) (2)(a)
12,245 331,742
GEA Group AG (Germany) (2)(a)
6,905 466,656
IHI Corp. (Japan) (2)(a)
287,200 5,049,147
IMI plc (United Kingdom) (2)(a)
52,647 1,756,140
ITT, Inc. (a)
8,411 1,459,393
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 68,100 4,516,154
KION Group AG (Germany) (2)(a)
15,519 1,226,268
Knorr-Bremse AG (Germany) (2)(a)
3,255 361,117
Komatsu Ltd. (Japan) (2)(a)
37,500 1,189,967
Kone OYJ, Class B (Finland) (2)(a)
14,217 1,007,174
Konecranes OYJ (Finland) (2)(a)
4,814 527,160
Lincoln Electric Holdings, Inc. (a)
9,188 2,201,812
Metso OYJ (Finland) (2)(a)
16,800 292,306
Middleby Corp. (The) *(a)
10,973 1,631,356
Mueller Industries, Inc. (a)
53,843 6,181,177
Oshkosh Corp. (a)(b)
16,468 2,068,875
Pentair plc (a)
17,887 1,862,752
Sandvik AB (Sweden) (2)(a)
61,829 1,997,144
Snap-on, Inc. (a)(b)
8,559 2,949,431
Wartsila OYJ Abp (Finland) (2)(a)
248,132 8,785,018
Watts Water Technologies, Inc.,
Class A (a) 2,751 759,331
Westinghouse Air Brake
Technologies Corp. (a) 19,943 4,256,833
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 1,284,500 3,470,067
88,412,463
Marine Transportation - 0 .3%
AP Moller - Maersk A/S, Class B (2)
(a) 2,796 6,415,566
Nippon Yusen KK (Japan) (2)(a)
50,000 1,619,580
8,035,146
Passenger Airlines - 1 .7%
Air France-KLM (France) (2)*(a)
98,218 1,327,407
ANA Holdings, Inc. (Japan) (2)(a)
212,100 4,028,139
Delta Air Lines, Inc. (a)
104,799 7,273,051
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 727,015 7,142,148
easyJet plc (United Kingdom) (2)(a)
855,465 5,868,461
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 740,646 4,112,371
Japan Airlines Co. Ltd. (Japan) (2)
(a) 213,400 3,957,660
Qantas Airways Ltd. (Australia) (2)
(a) 228,967 1,581,861
Southwest Airlines Co. (a)(b)
31,512 1,302,391
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 1.7% (continued)
United Airlines Holdings, Inc. *(a)
43,599 4,875,240
41,468,729
Professional Services - 1 .5%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 25,849 744,451
Amentum Holdings, Inc. *(a)
73,353 2,127,237
Broadridge Financial Solutions, Inc.
(a) 5,423 1,210,251
CACI International, Inc., Class A *(a)
7,655 4,078,661
Computershare Ltd. (Australia) (2)
(a) 48,020 1,088,305
Dayforce, Inc. *(a)
20,341 1,406,784
Experian plc (2)(a)
5,044 227,417
Genpact Ltd. (a)
39,620 1,853,424
Jacobs Solutions, Inc. (a)(b)
8,506 1,126,705
KBR, Inc. (a)
34,372 1,381,754
Leidos Holdings, Inc. (a)
25,276 4,559,790
Paylocity Holding Corp. *(a)
11,981 1,827,102
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 64,200 3,607,499
Robert Half, Inc. (a)
54,538 1,481,252
Science Applications International
Corp. (a) 36,662 3,690,397
SS&C Technologies Holdings, Inc.
(a) 57,055 4,987,748
35,398,777
Trading Companies & Distributors - 1 .3%
Air Lease Corp., Class A (a)
14,787 949,769
Applied Industrial Technologies, Inc.
(a) 4,414 1,133,383
Ferguson Enterprises, Inc. (a)
5,981 1,331,550
Finning International, Inc. (Canada)
(a) 29,772 1,613,161
Marubeni Corp. (Japan) (2)(a)
129,500 3,606,575
Mitsui & Co. Ltd. (Japan) (2)(a)
142,100 4,219,992
Rexel SA (France) (2)(a)
8,149 319,621
SGH Ltd. (Australia) (2)(a)
17,910 552,775
Sojitz Corp. (Japan) (2)(a)
198,600 6,176,431
Sumitomo Corp. (Japan) (2)(a)
98,800 3,419,715
Toyota Tsusho Corp. (Japan) (2)(a)
65,600 2,211,980
WESCO International, Inc. (a)(b)
20,846 5,099,765
WW Grainger, Inc. (a)
1,412 1,424,779
32,059,496
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
58,230 1,626,997
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 8,916 2,822,486
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,982 243,846
Qube Holdings Ltd. (Australia) (2)(a)
194,954 618,493
5,311,822
Total Industrials 469,761,483

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 10 .3%
Communications Equipment - 0 .5%
Ciena Corp. *(a)(b)
13,162 3,078,197
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 836,876 8,144,511
11,222,708
Electronic Equipment, Instruments & Components - 1 .3%
Azbil Corp. (Japan) (2)(a)
52,800 480,174
Celestica, Inc. (Canada) *(a)
27,120 8,022,288
Coherent Corp. *(a)(b)
8,347 1,540,606
Corning, Inc. (a)(b)
31,970 2,799,293
Fabrinet (Thailand) *(a)(b)
3,680 1,675,430
Flex Ltd. *(a)(b)
11,882 717,911
Hirose Electric Co. Ltd. (Japan) (2)
(a) 4,300 475,857
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 54,200 1,120,203
TD SYNNEX Corp. (a)
13,837 2,078,733
TDK Corp. (Japan) (2)(a)
154,500 2,185,828
Trimble, Inc. *(a)(b)
33,701 2,640,473
Yokogawa Electric Corp. (Japan)
(2)(a) 161,000 5,163,361
Zebra Technologies Corp., Class A
*(a)(b) 7,113 1,727,179
30,627,336
IT Services - 2 .0%
Akamai Technologies, Inc. *(a)
22,689 1,979,615
Amdocs Ltd. (a)
18,874 1,519,546
DXC Technology Co. *(a)(b)
148,947 2,182,074
Fujitsu Ltd. (Japan) (2)(a)
87,800 2,413,000
Gartner, Inc. *(a)
32,605 8,225,589
GoDaddy, Inc., Class A *(a)
91,903 11,403,324
Indra Sistemas SA (Spain) (2)(a)
25,091 1,426,307
International Business Machines
Corp. (a)(b) 10,249 3,035,856
Kyndryl Holdings, Inc. *(a)(b)
57,805 1,535,301
MongoDB, Inc., Class A *(a)(b)
8,057 3,381,442
Otsuka Corp. (Japan) (2)(a)
55,000 1,133,308
Snowflake, Inc., Class A *(a)
13,443 2,948,857
Twilio, Inc., Class A *(a)(b)
10,981 1,561,937
VeriSign, Inc. (a)
26,501 6,438,418
49,184,574
Semiconductors & Semiconductor Equipment - 2 .4%
Advantest Corp. (Japan) (2)(a)
41,700 5,272,878
ASM International NV (Netherlands)
(2)(a) 3,439 2,081,955
ASML Holding NV (Netherlands) (2)
(a) 2,385 2,569,886
Cirrus Logic, Inc. *(a)
1,323 156,775
Disco Corp. (Japan) (2)(a)
2,300 700,723
First Solar, Inc. *(a)(b)
9,036 2,360,474
Intel Corp. *(a)(b)
158,039 5,831,639
KLA Corp. (a)
2,093 2,543,162
Lam Research Corp. (a)
42,888 7,341,568
Marvell Technology, Inc. (a)
88,672 7,535,347
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 2.4% (continued)
Micron Technology, Inc. (a)
42,440 12,112,800
Onto Innovation, Inc. *(a)
27,048 4,269,797
QUALCOMM, Inc. (a)
2,794 477,914
Rambus, Inc. *(a)(b)
21,012 1,930,793
Silicon Laboratories, Inc. *(a)(b)
5,810 759,367
Tokyo Electron Ltd. (Japan) (2)(a)
10,400 2,316,365
58,261,443
Software - 3 .0%
Adobe, Inc. *(a)
16,950 5,932,330
AppLovin Corp., Class A *(a)(b)
1,467 988,494
Atlassian Corp., Class A *(a)
27,810 4,509,113
Autodesk, Inc. *(a)
10,448 3,092,712
Docusign, Inc., Class A *(a)
8,161 558,212
Elastic NV *(a)
7,522 567,460
Fair Isaac Corp. *(a)
1,220 2,062,556
Fortinet, Inc. *(a)
39,248 3,116,684
Gitlab, Inc., Class A *(a)(b)
88,922 3,337,243
Guidewire Software, Inc. *(a)
4,459 896,304
Manhattan Associates, Inc. *(a)
8,017 1,389,426
Nutanix, Inc., Class A *(a)(b)
100,580 5,198,980
Oracle Corp. Japan (Japan) (2)(a)
12,900 1,084,233
Palantir Technologies, Inc., Class A
*(a)(b) 26,405 4,693,489
Pegasystems, Inc. (a)
49,032 2,928,191
Qualys, Inc. *(a)(b)
5,415 719,653
RingCentral, Inc., Class A *(a)(b)
44,737 1,292,005
Sage Group plc (The) (United
Kingdom) (2)(a) 79,937 1,162,643
Salesforce, Inc. (a)
46,625 12,351,429
SentinelOne, Inc., Class A *(a)(b)
222,832 3,342,480
ServiceNow, Inc. *(a)
18,980 2,907,546
Technology One Ltd. (Australia) (2)
(a) 12,721 235,930
Temenos AG (Registered)
(Switzerland) (2)(a) 16,817 1,672,482
Teradata Corp. *(a)(b)
64,850 1,974,034
UiPath, Inc., Class A *(a)(b)
16,795 275,270
Unity Software, Inc. *(a)(b)
85,680 3,784,486
Zoom Communications, Inc., Class
A *(a) 31,832 2,746,783
72,820,168
Technology Hardware, Storage & Peripherals - 1 .1%
Brother Industries Ltd. (Japan) (2)(a)
49,600 990,895
Canon, Inc. (Japan) (2)(a)
38,900 1,150,997
Dell Technologies, Inc., Class C (a)
22,395 2,819,083
Hewlett Packard Enterprise Co. (a)
251,459 6,040,045
Logitech International SA
(Registered) (Switzerland) (2)(a) 20,777 2,109,240
NetApp, Inc. (a)
20,064 2,148,654
Sandisk Corp. *(a)
12,740 3,024,221
Seagate Technology Holdings plc
(a)(b) 15,720 4,329,131
Seiko Epson Corp. (Japan) (2)(a)
154,000 1,951,834

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1.1% (continued)
Western Digital Corp. (a)(b)
15,765 2,715,837
27,279,937
Total Information Technology 249,396,166
Materials - 5 .6%
Chemicals - 1 .0%
Albemarle Corp. (a)(b)
22,059 3,120,025
Ashland, Inc. (a)(b)
25,347 1,487,108
CF Industries Holdings, Inc. (a)
26,222 2,028,009
Corteva, Inc. (a)
18,344 1,229,598
DuPont de Nemours, Inc. (a)(b)
21,839 877,928
Dyno Nobel Ltd. (Australia) (2)(a)
107,709 230,223
Ecolab, Inc. (a)
12,478 3,275,725
Evonik Industries AG (Germany) (2)
(a) 38,799 605,501
International Flavors & Fragrances,
Inc. (a)(b) 12,702 855,988
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 276,700 1,619,700
Mitsui Chemicals, Inc. (Japan) (2)(a)
133,400 1,705,801
Mosaic Co. (The) (a)
31,092 749,006
NewMarket Corp. (a)
1,894 1,301,670
Orica Ltd. (Australia) (2)(a)
37,968 613,223
Scotts Miracle-Gro Co. (The) (a)
63,185 3,686,845
Yara International ASA (Brazil) (2)(a)
23,188 948,900
24,335,250
Construction Materials - 0 .3%
Buzzi SpA (2)(a)
35,432 2,141,904
Heidelberg Materials AG (Germany)
(2)(a) 9,003 2,334,091
Holcim AG (2)(a)
43,109 4,196,675
8,672,670
Containers & Packaging - 1 .0%
AptarGroup, Inc. (a)
26,772 3,265,113
Avery Dennison Corp. (a)(b)
6,022 1,095,281
Ball Corp. (a)
105,934 5,611,324
Crown Holdings, Inc. (a)(b)
49,654 5,112,873
Packaging Corp. of America (a)
12,597 2,597,879
Smurfit WestRock plc (a)(b)
146,272 5,656,338
23,338,808
Metals & Mining - 3 .2%
Acerinox SA (2)(a)
114,189 1,690,240
Agnico Eagle Mines Ltd. (Canada)
(a) 20,430 3,464,564
Alamos Gold, Inc., Class A (Canada)
(a) 45,815 1,769,112
Alcoa Corp. (a)
146,888 7,805,628
ArcelorMittal SA (Luxembourg) (2)
(a) 66,657 3,060,857
Aurubis AG (Germany) (2)(a)
4,634 670,778
Barrick Mining Corp. (Canada) (a)
59,365 2,586,014
BHP Group Ltd. (Australia) (2)(a)
240,254 7,250,657
Boliden AB (Sweden) (2)*(a)
36,770 2,036,921
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 3.2% (continued)
Endeavour Mining plc (Ivory Coast)
(2)(a) 14,627 764,224
Evolution Mining Ltd. (Australia) (2)
(a) 669,971 5,606,814
Freeport-McMoRan, Inc. (a)
75,003 3,809,402
IGO Ltd. (Australia) (2)*(a)
115,978 632,062
JFE Holdings, Inc. (Japan) (2)(a)
213,800 2,725,713
Kinross Gold Corp. (Canada) (a)
95,659 2,694,384
Liontown Ltd. (Australia) (2)*(a)
634,857 664,805
Lundin Gold, Inc. (Canada) (a)
21,396 1,777,401
Mineral Resources Ltd. (Australia)
(2)*(a) 19,093 689,220
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 14,200 1,601,569
Newmont Corp. (a)
72,040 7,193,194
Nippon Steel Corp. (Japan) (2)(a)
496,900 2,033,342
Norsk Hydro ASA (Norway) (2)(a)
354,937 2,739,821
Northern Star Resources Ltd.
(Australia) (2)(a) 298,616 5,254,940
Pan American Silver Corp. (Canada)
(a) 23,075 1,196,326
PLS Group Ltd. (Australia) (2)*(a)
355,610 996,183
South32 Ltd. (Australia) (2)(a)
1,546,487 3,660,699
SSAB AB, Class B (Sweden) (2)(a)
33,285 249,220
Sumitomo Metal Mining Co. Ltd.
(Japan) (2)(a) 6,700 268,292
Wheaton Precious Metals Corp.
(Brazil) (a) 22,687 2,667,134
77,559,516
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)
7,161 578,322
Oji Holdings Corp. (Japan) (2)(a)
259,800 1,426,376
2,004,698
Total Materials 135,910,942
Real Estate - 2 .7%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 14,242 916,615
Health Care REITs - 0 .4%
Medical Properties Trust, Inc., REIT
(a) 308,688 1,543,440
Omega Healthcare Investors, Inc.,
REIT (a) 63,291 2,806,323
Sabra Health Care REIT, Inc., REIT
(a)(b) 82,378 1,560,239
Ventas, Inc., REIT (a)
48,626 3,762,680
9,672,682
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 94,230 985,646
Industrial REITs - 0 .2%
Lineage, Inc., REIT (a) 143,901 5,036,535

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Office REITs - 0 .4%
BXP, Inc., REIT (a)
32,508 2,193,640
COPT Defense Properties, REIT (a)
47,821 1,329,424
Highwoods Properties, Inc., REIT
(a)(b) 29,919 772,508
Kilroy Realty Corp., REIT (a)
73,035 2,729,318
Vornado Realty Trust, REIT (a)(b)
105,173 3,500,157
10,525,047
Real Estate Management & Development - 0 .3%
Howard Hughes Holdings, Inc. *(a)
(b) 14,354 1,145,019
Jones Lang LaSalle, Inc. *(a)
16,114 5,421,877
6,566,896
Residential REITs - 0 .3%
American Homes 4 Rent, Class A,
REIT (a) 111,389 3,575,587
Camden Property Trust, REIT (a)
18,463 2,032,407
Sun Communities, Inc., REIT (a)
5,101 632,065
6,240,059
Retail REITs - 0 .1%
Kite Realty Group Trust, REIT (a)
30,275 725,692
Simon Property Group, Inc., REIT
(a) 13,799 2,554,333
3,280,025
Specialized REITs - 0 .9%
American Tower Corp., REIT (a)
37,925 6,658,492
CubeSmart, REIT (a)
61,057 2,201,105
EPR Properties, REIT (a)
40,088 2,000,391
Iron Mountain, Inc., REIT (a)
4,307 357,266
Lamar Advertising Co., Class A,
REIT (a)(b) 25,662 3,248,296
Millrose Properties, Inc., Class A,
REIT (a) 58,361 1,743,243
SBA Communications Corp., REIT
(a)(b) 26,637 5,152,395
21,361,188
Total Real Estate 64,584,693
Utilities - 4 .5%
Electric Utilities - 2 .7%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 301,200 4,640,444
Edison International (a)
172,974 10,381,899
Endesa SA (Spain) (a)
10,375 373,462
Enel SpA (Italy) (2)(a)
904,150 9,400,750
Evergy, Inc. (a)(b)
74,593 5,407,247
Eversource Energy (a)(b)
38,235 2,574,363
Fortum OYJ (Finland) (2)(a)
88,419 1,877,658
Iberdrola SA (Spain) (2)(a)
78,951 1,709,557
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 210,600 3,307,408
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 218,800 2,347,377
OGE Energy Corp. (a)
7,625 325,588
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 2.7% (continued)
PG&E Corp. (a)
781,548 12,559,476
Portland General Electric Co. (a)
120,137 5,765,375
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 712,600 2,996,423
63,667,027
Gas Utilities - 0 .7%
Atmos Energy Corp. (a)(b)
21,857 3,663,889
Enagas SA (Spain) (2)(a)
34,996 540,826
Italgas SpA (Italy) (2)(a)
236,512 2,637,960
National Fuel Gas Co. (a)
16,708 1,337,642
New Jersey Resources Corp. (a)(b)
20,981 967,644
Osaka Gas Co. Ltd. (Japan) (2)(a)
62,700 2,178,629
Southwest Gas Holdings, Inc. (a)
2,687 215,014
Spire, Inc. (a)(b)
15,104 1,249,101
Tokyo Gas Co. Ltd. (Japan) (2)(a)
68,800 2,727,539
UGI Corp. (a)(b)
43,753 1,637,675
17,155,919
Independent Power and Renewable Electricity Producers - 0 .1%
Capital Power Corp. (Canada) (a)
7,662 326,844
Orsted A/S (Denmark) (2)*(a)(c)
38,297 731,066
RWE AG (Germany) (2)(a)
20,848 1,104,670
2,162,580
Multi-Utilities - 0 .9%
A2A SpA (Italy) (2)(a)
358,927 971,214
AGL Energy Ltd. (Australia) (2)(a)
83,087 514,863
Ameren Corp. (a)(b)
19,281 1,925,401
Atco Ltd., Class I (Canada) (a)
16,411 674,112
Centrica plc (United Kingdom) (2)(a)
1,615,279 3,682,933
DTE Energy Co. (a)
35,309 4,554,155
E.ON SE (Germany) (2)(a)
136,645 2,587,362
Engie SA (France) (2)(a)
107,312 2,819,016
NiSource, Inc. (a)(b)
59,508 2,485,054
WEC Energy Group, Inc. (a)
17,291 1,823,509
22,037,619
Water Utilities - 0 .1%
American Water Works Co., Inc. (a) 22,990 3,000,195
Total Utilities 108,023,340
TOTAL COMMON STOCKS
(Cost $1,902,532,016) 2,323,565,476
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0 .1%
Automobiles - 0 .1%
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $2,025,577) 16,453 2,007,904

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 83.2%
INVESTMENT COMPANIES - 19 .5%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 3.62% (d)(e) 35,574,131 35,574,131
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 8,924,104 8,924,104
Limited Purpose Cash Investment
Fund, 3.78% (d)(f) 427,533,862 427,533,862
TOTAL INVESTMENT COMPANIES
(Cost $472,022,836) 472,032,097
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 63 .7%
U.S. Treasury Bills
4.20%, 1/2/2026 (2)(g) $ 59,187,000 59,187,000
4.21%, 1/15/2026 (2)(g) 118,814,000 118,662,147
4.20%, 1/22/2026 (2)(g)(h) 71,452,000 71,310,949
4.21%, 1/29/2026 (2)(g) 3,029,000 3,021,001
4.06%, 2/5/2026 (2)(g) 10,368,000 10,333,323
4.05%, 2/12/2026 (2)(g) 13,876,000 13,819,276
4.03%, 2/19/2026 (2)(g) 21,431,000 21,329,176
3.99%, 2/26/2026 (2)(g) 5,766,000 5,734,386
3.96%, 3/5/2026 (2)(g)(h) 90,000,000 89,452,135
3.80%, 3/12/2026 (2)(g) 29,418,000 29,218,039
3.78%, 3/19/2026 (2)(g) 96,893,000 96,171,620
3.78%, 3/26/2026 (2)(g)(h) 157,600,000 156,321,967
3.79%, 4/2/2026 (2)(g) 32,953,000 32,660,247
3.77%, 4/9/2026 (2)(g) 473,000 468,468
3.75%, 4/16/2026 (2)(g) 5,814,000 5,754,810
3.73%, 4/23/2026 (2)(g) 39,753,000 39,320,011
3.71%, 4/30/2026 (2)(g)(h) 81,508,000 80,565,905
3.77%, 5/7/2026 (2)(g)(h) 103,203,000 101,936,885
3.76%, 5/14/2026 (2)(g)(h) 97,674,000 96,422,224
3.78%, 5/21/2026 (2)(g)(h) 175,626,000 173,250,423
3.70%, 6/4/2026 (2)(g)(h) 170,000,000 167,483,080
3.65%, 6/11/2026 (2)(g) 1,542,000 1,518,146
3.56%, 6/18/2026 (2)(g)(h) 150,000,000 147,566,004
3.55%, 6/25/2026 (2)(g) 9,994,000 9,825,549
3.56%, 7/2/2026 (2)(g) 11,040,000 10,845,438
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,541,338,553) 1,542,178,209
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,013,361,389) 2,014,210,306
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.4%
Put Option s - 0 .4%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 272,450,900
Expiration Date: 6/18/2026 (2) 398 6,274,330
INVESTMENTS
NOTIONAL
AMOUNT VALUE ($)
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 482,298,724 1,994,141
TOTAL PURCHASED OPTIONS
(Cost $9,189,633) 8,268,471
TOTAL LONG POSITIONS
(Cost $3,927,108,615) 4,348,052,157
SHARES
SHORT POSITIONS - (93.8)%
COMMON STOCKS - (93.5)%
Communication Services - ( 4 .3 ) %
Diversified Consumer Services - ( 0 .0 ) % †
Liberty Live Holdings, Inc., Class C (14,666) (1,219,625)
Diversified Telecommunication Services - ( 0 .8 ) %
AST SpaceMobile, Inc.
(3,393) (246,433)
BCE, Inc. (Canada)
(70,126) (1,672,744)
BT Group plc (United Kingdom) (2)
(917,767) (2,273,714)
Cellnex Telecom SA (Spain) (2)(c)
(118,356) (3,811,260)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (182,705) (1,690,788)
Iridium Communications, Inc.
(45,997) (799,428)
Koninklijke KPN NV (Netherlands)
(2) (202,745) (947,370)
Swisscom AG (Registered)
(Switzerland) (2) (8,393) (6,096,317)
Telefonica SA (Spain) (2)
(120,264) (493,678)
Telstra Group Ltd. (Australia) (2)
(219,060) (710,754)
(18,742,486)
Entertainment - ( 1 .7 ) %
Bollore SE (France) (2)
(192,676) (1,082,847)
Capcom Co. Ltd. (Japan) (2)
(22,900) (531,945)
CTS Eventim AG & Co. KGaA
(Germany) (2) (33,877) (3,101,180)
Embracer Group AB (Sweden) (2)
(17,720) (116,025)
Konami Group Corp. (Japan) (2)
(37,700) (5,119,935)
Liberty Media Corp-Liberty Formula
One, Class A (7,888) (705,029)
Live Nation Entertainment, Inc.
(33,447) (4,766,197)
Netflix, Inc.
(45,870) (4,300,771)
Nexon Co. Ltd. (Japan) (2)
(130,400) (3,185,215)
Nintendo Co. Ltd. (Japan) (2)
(171,600) (11,585,500)
Toei Animation Co. Ltd. (Japan) (2)
(22,000) (381,071)
Toho Co. Ltd. (Japan)
(49,300) (2,511,581)
Universal Music Group NV
(Netherlands) (2) (44,797) (1,167,850)
Walt Disney Co. (The)
(19,922) (2,266,526)
(40,821,672)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - ( 1 .1 ) %
Alphabet, Inc., Class A
(50,273) (15,735,449)
Auto Trader Group plc (United
Kingdom) (2)(c) (32,570) (256,957)
CAR Group Ltd. (Australia) (2)
(54,019) (1,106,378)
LY Corp. (Japan) (2)
(643,300) (1,711,788)
Match Group, Inc.
(63,155) (2,039,275)
Pinterest, Inc., Class A
(107,427) (2,781,285)
REA Group Ltd. (Australia) (2)
(2,354) (286,964)
ZoomInfo Technologies, Inc., Class
A (217,113) (2,208,039)
(26,126,135)
Media - ( 0 .5 ) %
Dentsu Group, Inc. (Japan) (2)
(95,600) (2,028,944)
Fox Corp., Class A
(72,562) (5,302,106)
Informa plc (United Kingdom) (2)
(41,535) (492,822)
Nexstar Media Group, Inc., Class A
(8,138) (1,652,421)
Publicis Groupe SA (France) (2)
(8,658) (899,114)
WPP plc (United Kingdom) (2)
(277,509) (1,246,635)
(11,622,042)
Wireless Telecommunication Services - ( 0 .2 ) %
KDDI Corp. (Japan) (2)
(13,100) (226,731)
Rogers Communications, Inc., Class
B (Canada) (100,398) (3,789,749)
SoftBank Corp. (Japan) (2)
(1,249,800) (1,715,923)
(5,732,403)
Total Communication Services (104,264,363)
Consumer Discretionary - ( 9 .7 ) %
Automobile Components - ( 0 .3 ) %
Bridgestone Corp. (Japan) (2)
(81,600) (1,835,941)
Cie Generale des Etablissements
Michelin SCA (France) (2) (72,487) (2,402,668)
Gentex Corp.
(80,714) (1,878,215)
(6,116,824)
Automobiles - ( 1 .8 ) %
Ferrari NV (Italy) (2)
(24,746) (9,195,968)
Harley-Davidson, Inc.
(48,496) (993,683)
Nissan Motor Co. Ltd. (Japan) (2)
(674,800) (1,676,830)
Stellantis NV (2)
(244,128) (2,673,374)
Suzuki Motor Corp. (Japan) (2)
(215,600) (3,224,399)
Tesla, Inc.
(19,381) (8,716,023)
Thor Industries, Inc.
(45,570) (4,678,672)
Toyota Motor Corp. (Japan) (2)
(176,700) (3,795,003)
Yamaha Motor Co. Ltd. (Japan) (2)
(1,023,900) (7,593,542)
(42,547,494)
Broadline Retail - ( 0 .8 ) %
B&M European Value Retail SA
(United Kingdom) (2) (88,035) (199,567)
eBay, Inc.
(47,491) (4,136,466)
MercadoLibre, Inc. (Brazil)
(3,172) (6,389,233)
Ollie's Bargain Outlet Holdings, Inc.
(17,653) (1,934,945)
Pan Pacific International Holdings
Corp. (Japan) (2) (151,000) (899,492)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - (0.8)% (continued)
Sea Ltd., ADR (Singapore)
(21,789) (2,779,623)
Wesfarmers Ltd. (Australia) (2)
(39,536) (2,129,926)
(18,469,252)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2)
(8,324) (1,499,330)
Pool Corp.
(6,253) (1,430,374)
(2,929,704)
Diversified Consumer Services - ( 0 .0 ) % †
H&R Block, Inc. (10,741) (468,093)
Hotels, Restaurants & Leisure - ( 2 .6 ) %
Accor SA (France) (2)
(57,927) (3,265,719)
Amadeus IT Group SA (Spain) (2)
(22,932) (1,697,221)
Cava Group, Inc.
(97,455) (5,719,634)
Choice Hotels International, Inc.
(18,598) (1,771,645)
Churchill Downs, Inc.
(11,805) (1,343,173)
Darden Restaurants, Inc.
(11,769) (2,165,731)
Delivery Hero SE (South Korea) (2)
(c) (20,317) (535,556)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (18,882) (264,035)
Domino's Pizza, Inc.
(3,840) (1,600,589)
Dutch Bros, Inc., Class A
(99,806) (6,110,123)
Evolution AB (Sweden) (2)(c)
(4,757) (323,008)
FDJ UNITED (France) (2)
(16,186) (448,041)
Hilton Grand Vacations, Inc.
(16,193) (724,637)
Hyatt Hotels Corp., Class A
(2,776) (445,048)
Marriott Vacations Worldwide Corp.
(12,567) (724,990)
McDonald's Corp.
(726) (221,887)
McDonald's Holdings Co. Japan Ltd.
(Japan) (2) (5,400) (220,035)
Oriental Land Co. Ltd. (Japan) (2)
(476,800) (8,820,793)
Planet Fitness, Inc., Class A
(19,175) (2,079,912)
Royal Caribbean Cruises Ltd.
(8,354) (2,330,098)
Skylark Holdings Co. Ltd. (Japan)
(10,300) (221,269)
Sodexo SA (France) (2)
(11,135) (570,513)
Starbucks Corp.
(144,289) (12,150,577)
Whitbread plc (United Kingdom) (2)
(30,261) (1,037,201)
Wingstop, Inc.
(22,048) (5,258,228)
Wyndham Hotels & Resorts, Inc.
(36,918) (2,789,524)
Yum! Brands, Inc.
(5,873) (888,467)
(63,727,654)
Household Durables - ( 0 .8 ) %
Barratt Redrow plc (United
Kingdom) (2) (126,917) (651,997)
Bellway plc (United Kingdom) (2)
(35,110) (1,292,806)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (527,154)
KB Home
(10,003) (564,269)
NVR, Inc.
(210) (1,531,482)
Persimmon plc (United Kingdom) (2)
(37,064) (677,484)
PulteGroup, Inc.
(14,847) (1,740,959)
SEB SA (France) (2)
(4,937) (284,550)
Sekisui House Ltd. (Japan) (2)
(103,800) (2,316,116)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - (0.8)% (continued)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (105,900) (1,077,971)
TopBuild Corp.
(17,731) (7,397,196)
Whirlpool Corp.
(8,221) (593,063)
(18,655,047)
Leisure Products - ( 0 .3 ) %
Shimano, Inc. (Japan) (2) (59,700) (6,242,889)
Specialty Retail - ( 2 .1 ) %
Auto1 Group SE (Germany) (2)(c)
(28,048) (889,325)
Carvana Co., Class A
(6,256) (2,640,157)
Dick's Sporting Goods, Inc.
(12,732) (2,520,554)
Floor & Decor Holdings, Inc., Class
A (38,464) (2,342,073)
Home Depot, Inc. (The)
(21,886) (7,530,973)
Industria de Diseno Textil SA (Spain)
(2) (51,492) (3,396,653)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (899,807)
Nitori Holdings Co. Ltd. (Japan) (2)
(238,000) (4,154,088)
O'Reilly Automotive, Inc.
(52,413) (4,780,590)
RH
(13,757) (2,464,566)
Sanrio Co. Ltd. (Japan) (2)
(111,800) (3,498,248)
Tractor Supply Co.
(95,580) (4,779,956)
Valvoline, Inc.
(165,875) (4,820,327)
Williams-Sonoma, Inc.
(10,839) (1,935,737)
ZOZO, Inc. (Japan) (2)
(619,700) (5,110,562)
(51,763,616)
Textiles, Apparel & Luxury Goods - ( 0 .9 ) %
Asics Corp. (Japan) (2)
(211,000) (5,065,365)
Brunello Cucinelli SpA (Italy) (2)
(4,280) (490,906)
Columbia Sportswear Co.
(12,797) (704,987)
Crocs, Inc.
(16,443) (1,406,205)
Gildan Activewear, Inc. (Canada)
(31,587) (1,974,317)
Hermes International SCA (France)
(2) (613) (1,521,987)
Lululemon Athletica, Inc.
(13,544) (2,814,579)
Moncler SpA (Italy) (2)
(11,511) (735,786)
NIKE, Inc., Class B
(67,668) (4,311,128)
Puma SE (Germany) (2)
(50,796) (1,318,319)
Swatch Group AG (The)
(Switzerland) (2) (12,168) (2,558,394)
(22,901,973)
Total Consumer Discretionary (233,822,546)
Consumer Staples - ( 6 .9 ) %
Beverages - ( 1 .3 ) %
Brown-Forman Corp., Class B
(42,913) (1,118,313)
Celsius Holdings, Inc.
(64,589) (2,954,301)
Constellation Brands, Inc., Class A
(9,679) (1,335,315)
Diageo plc (United Kingdom) (2)
(344,897) (7,431,811)
Heineken NV (Netherlands) (2)
(27,604) (2,277,521)
Monster Beverage Corp.
(100,493) (7,704,798)
Pernod Ricard SA (France) (2)
(64,957) (5,562,030)
Remy Cointreau SA (France) (2)
(15,317) (656,154)
INVESTMENTS SHARES VALUE ($)
Beverages - (1.3)% (continued)
Suntory Beverage & Food Ltd.
(Japan) (2) (12,600) (378,927)
Treasury Wine Estates Ltd.
(Australia) (2) (323,367) (1,128,356)
(30,547,526)
Consumer Staples Distribution & Retail - ( 1 .6 ) %
Aeon Co. Ltd. (Japan) (2)
(412,700) (6,519,471)
Alimentation Couche-Tard, Inc.
(Canada) (12,092) (660,389)
Axfood AB (Sweden) (2)
(13,415) (422,414)
BJ's Wholesale Club Holdings, Inc.
(14,852) (1,337,126)
Casey's General Stores, Inc.
(9,624) (5,319,281)
Costco Wholesale Corp.
(7,221) (6,226,957)
Endeavour Group Ltd. (Australia) (2)
(345,867) (843,270)
Jeronimo Martins SGPS SA
(Portugal) (2) (103,502) (2,462,970)
Kobe Bussan Co. Ltd. (Japan) (2)
(35,900) (864,138)
Koninklijke Ahold Delhaize NV
(Netherlands) (2) (28,077) (1,151,350)
MatsukiyoCocokara & Co. (Japan)
(38,500) (666,573)
Performance Food Group Co.
(74,239) (6,675,571)
Sysco Corp.
(22,117) (1,629,802)
Woolworths Group Ltd. (Australia)
(2) (151,602) (2,966,094)
(37,745,406)
Food Products - ( 3 .0 ) %
AAK AB (Sweden) (2)
(53,849) (1,535,656)
Ajinomoto Co., Inc. (Japan) (2)
(246,200) (5,204,669)
Archer-Daniels-Midland Co.
(154,077) (8,857,887)
Associated British Foods plc (United
Kingdom) (2) (90,026) (2,571,442)
Barry Callebaut AG (Registered)
(Switzerland) (2) (1,106) (1,808,212)
Campbell's Co. (The)
(48,812) (1,360,390)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (262) (3,828,311)
Conagra Brands, Inc.
(75,241) (1,302,422)
General Mills, Inc.
(65,851) (3,062,072)
Hershey Co. (The)
(22,749) (4,139,863)
Hormel Foods Corp.
(125,640) (2,977,668)
Kikkoman Corp. (Japan) (2)
(740,100) (6,720,560)
Kraft Heinz Co. (The)
(64,786) (1,571,060)
Lamb Weston Holdings, Inc.
(12,812) (536,695)
Lotus Bakeries NV (Belgium) (2)
(131) (1,205,806)
Magnum Ice Cream Co. NV (The)
(Netherlands) (9,446) (149,928)
MEIJI Holdings Co. Ltd. (Japan) (2)
(35,700) (793,445)
Mondelez International, Inc., Class A
(280,538) (15,101,361)
Nestle SA (Registered) (2)
(8,981) (891,446)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (206,000) (3,829,167)
Post Holdings, Inc.
(3,883) (384,611)
Salmar ASA (Norway) (2)
(15,147) (925,757)
Tate & Lyle plc (United Kingdom) (2)
(70,683) (356,353)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (3.0)% (continued)
Yakult Honsha Co. Ltd. (Japan) (2)
(178,400) (2,788,303)
(71,903,084)
Household Products - ( 0 .4 ) %
Church & Dwight Co., Inc.
(26,554) (2,226,553)
Kimberly-Clark Corp.
(28,825) (2,908,154)
Procter & Gamble Co. (The)
(22,899) (3,281,656)
Unicharm Corp. (Japan)
(465,600) (2,660,317)
(11,076,680)
Personal Care Products - ( 0 .6 ) %
Beiersdorf AG (Germany) (2)
(27,473) (3,017,009)
Coty, Inc., Class A
(226,709) (698,264)
elf Beauty, Inc.
(13,203) (1,003,956)
Estee Lauder Cos., Inc. (The), Class
A (5,016) (525,276)
L'Oreal SA (France) (2)
(12,869) (5,524,867)
Shiseido Co. Ltd. (Japan) (2)
(152,400) (2,217,864)
Unilever plc (United Kingdom) (2)
(41,986) (2,743,247)
(15,730,483)
Total Consumer Staples (167,003,179)
Energy - ( 3 .2 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(107,492) (4,895,185)
SLB Ltd.
(38,250) (1,468,035)
Valaris Ltd.
(10,612) (534,845)
(6,898,065)
Oil, Gas & Consumable Fuels - ( 2 .9 ) %
Ampol Ltd. (Australia) (2)
(8,152) (173,258)
APA Corp.
(19,978) (488,662)
Cheniere Energy, Inc.
(21,568) (4,192,604)
Chevron Corp.
(32,143) (4,898,915)
Chord Energy Corp.
(13,995) (1,297,337)
Coterra Energy, Inc.
(9,089) (239,222)
Diamondback Energy, Inc.
(67,424) (10,135,850)
DT Midstream, Inc.
(34,174) (4,089,944)
Enbridge, Inc. (Canada)
(63,492) (3,038,253)
EOG Resources, Inc.
(66,745) (7,008,892)
Galp Energia SGPS SA (Portugal)
(2) (41,290) (711,028)
Imperial Oil Ltd. (Canada)
(18,832) (1,626,971)
Marathon Petroleum Corp.
(6,216) (1,010,908)
Neste OYJ (Finland) (2)
(46,970) (1,062,608)
New Hope Corp. Ltd. (Australia) (2)
(119,660) (321,011)
Occidental Petroleum Corp.
(76,884) (3,161,470)
ONEOK, Inc.
(56,920) (4,183,620)
Permian Resources Corp., Class A
(171,046) (2,399,775)
Range Resources Corp.
(49,260) (1,736,908)
Santos Ltd. (Australia) (2)
(410,814) (1,687,291)
Targa Resources Corp.
(13,272) (2,448,684)
Texas Pacific Land Corp.
(3,273) (940,071)
Tourmaline Oil Corp. (Canada)
(5,138) (230,481)
Williams Cos., Inc. (The)
(208,086) (12,508,049)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.9)% (continued)
Woodside Energy Group Ltd.
(Australia) (2) (59,879) (933,670)
(70,525,482)
Total Energy (77,423,547)
Financials - ( 13 .3 ) %
Banks - ( 3 .7 ) %
Associated Banc-Corp.
(82,776) (2,132,310)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (148,139) (3,474,929)
Bank of Montreal (Canada)
(7,847) (1,019,072)
Bank OZK
(15,906) (731,994)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (4,088) (516,805)
BPER Banca SpA (Italy) (2)
(367,541) (4,966,390)
Chiba Bank Ltd. (The) (Japan) (2)
(570,500) (6,366,966)
Commonwealth Bank of Australia
(Australia) (2) (58,209) (6,213,174)
Cullen/Frost Bankers, Inc.
(7,540) (954,790)
DNB Bank ASA (Norway) (2)
(82,966) (2,311,497)
FinecoBank Banca Fineco SpA
(Italy) (2) (38,820) (1,005,809)
First Citizens BancShares, Inc.,
Class A (1,597) (3,427,450)
First Financial Bankshares, Inc.
(50,806) (1,517,575)
FNB Corp.
(154,819) (2,647,405)
Glacier Bancorp, Inc.
(51,735) (2,278,927)
Hancock Whitney Corp.
(63,604) (4,050,303)
Home BancShares, Inc.
(18,457) (512,735)
Huntington Bancshares, Inc.
(142,858) (2,478,586)
International Bancshares Corp.
(29,354) (1,950,280)
JPMorgan Chase & Co.
(36,497) (11,760,063)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (14,300) (226,956)
National Australia Bank Ltd.
(Australia) (2) (54,131) (1,521,988)
Old National Bancorp
(323,745) (7,222,751)
Rakuten Bank Ltd. (Japan) (2)
(66,800) (2,949,147)
Regions Financial Corp.
(252,667) (6,847,276)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (72,715) (1,533,101)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (7,200) (231,562)
UMB Financial Corp.
(35,943) (4,134,883)
United Bankshares, Inc.
(7,689) (295,258)
United Overseas Bank Ltd.
(Singapore) (2) (22,800) (620,970)
Wells Fargo & Co.
(39,562) (3,687,178)
Western Alliance Bancorp
(7,718) (648,852)
(90,236,982)
Capital Markets - ( 3 .6 ) %
Blackstone, Inc.
(20,764) (3,200,563)
Blue Owl Capital, Inc., Class A
(112,286) (1,677,553)
Brookfield Asset Management Ltd.,
Class A (Canada) (31,494) (1,649,790)
Charles Schwab Corp. (The)
(57,755) (5,770,302)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (3.6)% (continued)
CME Group, Inc.
(16,555) (4,520,839)
Coinbase Global, Inc., Class A
(14,664) (3,316,117)
CVC Capital Partners plc
(Luxembourg) (2)(c) (35,222) (589,881)
EQT AB (Sweden) (2)
(7,048) (275,337)
FactSet Research Systems, Inc.
(13,282) (3,854,304)
Franklin Resources, Inc.
(67,503) (1,612,647)
Freedom Holding Corp.
(Kazakhstan) (4,855) (590,756)
Hamilton Lane, Inc., Class A
(32,163) (4,319,813)
Houlihan Lokey, Inc., Class A
(6,000) (1,045,140)
Intercontinental Exchange, Inc.
(45,384) (7,350,393)
Investec plc (United Kingdom) (2)
(44,529) (330,534)
KKR & Co., Inc.
(21,001) (2,677,207)
LPL Financial Holdings, Inc.
(26,322) (9,401,429)
Macquarie Group Ltd. (Australia) (2)
(4,629) (625,518)
Moody's Corp.
(4,690) (2,395,886)
Nasdaq, Inc.
(36,189) (3,515,038)
Partners Group Holding AG
(Switzerland) (2) (8,475) (10,398,669)
S&P Global, Inc.
(12,583) (6,575,750)
Schroders plc (United Kingdom) (2)
(48,031) (262,560)
SEI Investments Co.
(33,808) (2,772,932)
T. Rowe Price Group, Inc.
(36,114) (3,697,351)
TMX Group Ltd. (Canada)
(12,004) (456,791)
TPG, Inc.
(28,439) (1,815,546)
Tradeweb Markets, Inc., Class A
(7,554) (812,357)
(85,511,003)
Consumer Finance - ( 0 .7 ) %
Credit Acceptance Corp.
(4,014) (1,780,048)
SLM Corp.
(80,344) (2,174,109)
SoFi Technologies, Inc.
(312,365) (8,177,716)
Synchrony Financial
(59,493) (4,963,501)
(17,095,374)
Financial Services - ( 1 .5 ) %
Adyen NV (Netherlands) (2)(c)
(3,418) (5,511,781)
Affirm Holdings, Inc., Class A
(50,334) (3,746,360)
Apollo Global Management, Inc.
(16,916) (2,448,760)
Block, Inc., Class A
(25,571) (1,664,416)
Edenred SE (France) (2)
(72,420) (1,600,914)
Equitable Holdings, Inc.
(37,270) (1,775,916)
EXOR NV (Netherlands) (2)
(12,661) (1,075,479)
Jack Henry & Associates, Inc.
(12,525) (2,285,562)
M&G plc (United Kingdom) (2)
(258,027) (993,355)
Rocket Cos., Inc., Class A
(274,850) (5,321,096)
Shift4 Payments, Inc., Class A
(61,418) (3,867,491)
Toast, Inc., Class A
(48,459) (1,720,779)
Voya Financial, Inc.
(17,552) (1,307,448)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (36,174) (895,066)
Wise plc, Class A (United Kingdom)
(2) (83,964) (1,005,891)
(35,220,314)
INVESTMENTS SHARES VALUE ($)
Insurance - ( 3 .8 ) %
Admiral Group plc (United Kingdom)
(2) (5,993) (256,368)
American Financial Group, Inc.
(2,617) (357,692)
Aon plc, Class A
(4,962) (1,750,991)
Arch Capital Group Ltd.
(15,715) (1,507,383)
Arthur J Gallagher & Co.
(32,090) (8,304,571)
ASR Nederland NV (Netherlands)
(2) (17,900) (1,273,599)
Aviva plc (United Kingdom) (2)
(31,184) (286,734)
AXA SA (France) (2)
(98,633) (4,732,514)
Brown & Brown, Inc.
(25,362) (2,021,351)
CNA Financial Corp.
(7,767) (370,797)
Erie Indemnity Co., Class A
(12,825) (3,676,286)
Generali (Italy) (2)
(164,939) (6,892,540)
Gjensidige Forsikring ASA (Norway)
(2) (7,972) (238,270)
Hannover Rueck SE (Germany) (2)
(11,224) (3,492,699)
Helvetia Baloise Holding AG
(Switzerland) (2) (13,849) (3,642,468)
Insurance Australia Group Ltd.
(Australia) (2) (108,946) (578,200)
Intact Financial Corp. (Canada)
(9,147) (1,904,173)
Japan Post Holdings Co. Ltd.
(Japan) (2) (216,700) (2,286,491)
Kinsale Capital Group, Inc.
(17,270) (6,754,642)
Legal & General Group plc (United
Kingdom) (2) (335,334) (1,180,240)
Markel Group, Inc.
(2,521) (5,419,268)
Marsh & McLennan Cos., Inc.
(12,752) (2,365,751)
Medibank Pvt Ltd. (Australia) (2)
(952,115) (3,038,545)
Progressive Corp. (The)
(13,304) (3,029,587)
Prudential Financial, Inc.
(6,187) (698,389)
RLI Corp.
(32,164) (2,057,853)
Ryan Specialty Holdings, Inc., Class
A (116,170) (5,997,857)
Sampo OYJ, Class A (Finland) (2)
(23,976) (290,081)
Sompo Holdings, Inc. (Japan) (2)
(45,500) (1,544,371)
Suncorp Group Ltd. (Australia) (2)
(89,967) (1,056,131)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (669) (770,584)
Swiss Re AG (2)
(56,099) (9,345,513)
Tryg A/S (Denmark) (2)
(10,747) (281,049)
White Mountains Insurance Group
Ltd. (200) (415,606)
Willis Towers Watson plc
(14,879) (4,889,239)
(92,707,833)
Total Financials (320,771,506)
Health Care - ( 9 .1 ) %
Biotechnology - ( 1 .6 ) %
AbbVie, Inc.
(55,473) (12,675,026)
Alnylam Pharmaceuticals, Inc.
(9,652) (3,838,118)
Biogen, Inc.
(9,571) (1,684,400)
CSL Ltd. (Australia) (2)
(36,255) (4,172,280)
Ionis Pharmaceuticals, Inc.
(44,659) (3,532,974)
Moderna, Inc.
(49,995) (1,474,353)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (1.6)% (continued)
Revolution Medicines, Inc.
(17,988) (1,432,744)
Summit Therapeutics, Inc.
(71,007) (1,241,912)
Telix Pharmaceuticals Ltd.
(Australia) (2) (125,714) (939,767)
Vertex Pharmaceuticals, Inc.
(12,145) (5,506,057)
Viking Therapeutics, Inc.
(50,189) (1,765,649)
(38,263,280)
Health Care Equipment & Supplies - ( 2 .6 ) %
Abbott Laboratories
(64,367) (8,064,541)
Alcon AG (2)
(40,614) (3,213,709)
Baxter International, Inc.
(112,825) (2,156,086)
BioMerieux (France) (2)
(10,094) (1,306,111)
Carl Zeiss Meditec AG (Germany)
(2) (3,739) (173,770)
Cochlear Ltd. (Australia) (2)
(19,515) (3,388,180)
Coloplast A/S, Class B (Denmark)
(2) (53,665) (4,600,983)
Demant A/S (Denmark) (2)
(46,578) (1,569,422)
DiaSorin SpA (Italy) (2)
(12,309) (987,887)
Elekta AB, Class B (Sweden) (2)
(70,248) (429,611)
GE HealthCare Technologies, Inc.
(19,695) (1,615,384)
Getinge AB, Class B (Sweden) (2)
(33,041) (780,088)
IDEXX Laboratories, Inc.
(11,373) (7,694,176)
Inspire Medical Systems, Inc.
(24,950) (2,301,138)
Koninklijke Philips NV (Netherlands)
(2) (44,851) (1,221,257)
Masimo Corp.
(12,066) (1,569,304)
Medtronic plc
(42,625) (4,094,557)
Olympus Corp. (Japan) (2)
(289,500) (3,670,644)
Siemens Healthineers AG
(Germany) (2)(c) (68,095) (3,569,379)
Sonova Holding AG (Registered)
(Switzerland) (2) (7,814) (2,021,222)
Straumann Holding AG (Registered)
(Switzerland) (2) (31,506) (3,680,025)
Sysmex Corp. (Japan) (2)
(109,600) (1,076,294)
Terumo Corp. (Japan) (2)
(170,400) (2,476,794)
Zimmer Biomet Holdings, Inc.
(17,765) (1,597,429)
(63,257,991)
Health Care Providers & Services - ( 1 .8 ) %
Acadia Healthcare Co., Inc.
(34,262) (486,178)
Amplifon SpA (Italy) (2)
(19,868) (318,531)
Cardinal Health, Inc.
(35,376) (7,269,768)
Chemed Corp.
(3,922) (1,678,067)
CVS Health Corp.
(24,261) (1,925,353)
DaVita, Inc.
(2,792) (317,199)
Galenica AG (Switzerland) (c)
(2,329) (287,266)
Henry Schein, Inc.
(8,368) (632,453)
Hims & Hers Health, Inc.
(123,215) (4,000,791)
Humana, Inc.
(20,684) (5,297,793)
Labcorp Holdings, Inc.
(22,743) (5,705,764)
Option Care Health, Inc.
(88,226) (2,810,880)
Quest Diagnostics, Inc.
(38,028) (6,598,999)
Ramsay Health Care Ltd. (Australia)
(2) (93,167) (2,130,312)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.8)% (continued)
Sonic Healthcare Ltd. (Australia) (2)
(30,305) (456,302)
UnitedHealth Group, Inc.
(9,378) (3,095,772)
(43,011,428)
Health Care Technology - ( 0 .5 ) %
Certara, Inc.
(134,788) (1,187,482)
Doximity, Inc., Class A
(84,406) (3,737,498)
M3, Inc. (Japan) (2)
(633,600) (8,523,709)
(13,448,689)
Life Sciences Tools & Services - ( 1 .0 ) %
Bachem Holding AG, Class B
(Switzerland) (2) (14,742) (1,104,278)
Bio-Techne Corp.
(94,591) (5,562,897)
Charles River Laboratories
International, Inc. (9,323) (1,859,752)
QIAGEN NV (2)
(28,970) (1,317,467)
Repligen Corp.
(20,110) (3,295,224)
Revvity, Inc.
(36,545) (3,535,729)
Tecan Group AG (Registered)
(Switzerland) (2) (6,797) (1,091,269)
Tempus AI, Inc.
(40,788) (2,408,531)
Waters Corp.
(8,412) (3,195,130)
(23,370,277)
Pharmaceuticals - ( 1 .6 ) %
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (72,800) (3,819,202)
Corcept Therapeutics, Inc.
(29,426) (1,024,025)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(30,500) (647,654)
Eisai Co. Ltd. (Japan) (2)
(27,100) (804,622)
Elanco Animal Health, Inc.
(157,696) (3,568,660)
Haleon plc (2)
(698,048) (3,527,503)
Kyowa Kirin Co. Ltd. (Japan) (2)
(121,200) (1,950,679)
Merck KGaA (Germany) (2)
(59,306) (8,464,345)
Novo Nordisk A/S, Class B
(Denmark) (2) (169,118) (8,577,408)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (142,200) (1,970,097)
Perrigo Co. plc
(61,477) (855,760)
Sandoz Group AG (Switzerland) (2)
(38,893) (2,823,872)
Zoetis, Inc., Class A
(12,890) (1,621,820)
(39,655,647)
Total Health Care (221,007,312)
Industrials - ( 20 .3 ) %
Aerospace & Defense - ( 3 .2 ) %
AeroVironment, Inc.
(29,782) (7,203,968)
Axon Enterprise, Inc.
(14,793) (8,401,389)
BAE Systems plc (United Kingdom)
(2) (237,984) (5,477,215)
Bombardier, Inc., Class B (Canada)
(12,454) (2,118,691)
BWX Technologies, Inc.
(22,854) (3,950,085)
CAE, Inc. (Canada)
(26,666) (810,928)
GE Aerospace
(30,821) (9,493,793)
HEICO Corp.
(22,419) (7,254,564)
Hensoldt AG (Germany) (2)
(29,404) (2,518,433)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - (3.2)% (continued)
Howmet Aerospace, Inc.
(42,738) (8,762,145)
Kratos Defense & Security
Solutions, Inc. (83,421) (6,332,488)
Loar Holdings, Inc.
(38,306) (2,604,808)
MTU Aero Engines AG (Germany)
(2) (10,146) (4,205,803)
Singapore Technologies Engineering
Ltd. (Singapore) (2) (36,000) (235,227)
StandardAero, Inc.
(8,480) (243,206)
TransDigm Group, Inc.
(5,493) (7,304,866)
(76,917,609)
Air Freight & Logistics - ( 0 .4 ) %
DSV A/S (Denmark) (2)
(27,747) (6,988,263)
GXO Logistics, Inc.
(19,661) (1,034,955)
SG Holdings Co. Ltd. (Japan)
(214,200) (1,960,264)
(9,983,482)
Building Products - ( 1 .8 ) %
A O Smith Corp.
(12,341) (825,366)
AAON, Inc.
(64,351) (4,906,764)
Advanced Drainage Systems, Inc.
(2,384) (345,275)
Assa Abloy AB, Class B (Sweden)
(2) (176,915) (6,834,378)
Builders FirstSource, Inc.
(23,329) (2,400,321)
Carlisle Cos., Inc.
(3,118) (997,323)
Carrier Global Corp.
(52,031) (2,749,318)
Cie de Saint-Gobain SA (France) (2)
(40,577) (4,126,352)
Daikin Industries Ltd. (Japan) (2)
(55,400) (7,085,207)
Fortune Brands Innovations, Inc.
(39,063) (1,953,931)
Lennox International, Inc.
(1,151) (558,903)
Nibe Industrier AB, Class B
(Sweden) (2) (848,527) (3,243,395)
ROCKWOOL A/S, Class B
(Denmark) (2) (10,128) (355,836)
Simpson Manufacturing Co., Inc.
(3,679) (594,048)
TOTO Ltd. (Japan) (2)
(11,600) (320,512)
Trane Technologies plc
(15,225) (5,925,570)
Trex Co., Inc.
(33,915) (1,189,738)
(44,412,237)
Commercial Services & Supplies - ( 1 .6 ) %
Cintas Corp.
(25,320) (4,761,932)
Clean Harbors, Inc.
(2,122) (497,566)
Cleanaway Waste Management Ltd.
(Australia) (2) (871,791) (1,502,995)
Element Fleet Management Corp.
(Canada) (35,056) (920,745)
GFL Environmental, Inc.
(20,850) (895,644)
MSA Safety, Inc.
(6,085) (974,452)
RB Global, Inc. (Canada)
(33,393) (3,437,955)
Rentokil Initial plc (United Kingdom)
(2) (420,739) (2,510,336)
Republic Services, Inc., Class A
(27,959) (5,925,351)
Rollins, Inc.
(29,366) (1,762,547)
Secom Co. Ltd. (Japan) (2)
(23,600) (838,607)
Securitas AB, Class B (Sweden) (2)
(25,880) (411,573)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - (1.6)% (continued)
SPIE SA (France) (2)
(43,391) (2,501,553)
Tetra Tech, Inc.
(31,908) (1,070,194)
Waste Management, Inc.
(50,632) (11,124,357)
(39,135,807)
Construction & Engineering - ( 1 .1 ) %
Quanta Services, Inc.
(27,252) (11,501,979)
Sterling Infrastructure, Inc.
(14,489) (4,436,967)
Valmont Industries, Inc.
(2,763) (1,111,610)
WillScot Holdings Corp.
(284,358) (5,354,461)
WSP Global, Inc. (Canada)
(18,545) (3,357,840)
(25,762,857)
Electrical Equipment - ( 1 .2 ) %
Emerson Electric Co.
(64,115) (8,509,343)
Generac Holdings, Inc.
(11,391) (1,553,391)
Hubbell, Inc., Class B
(2,163) (960,610)
NIDEC Corp. (Japan) (2)
(286,700) (3,892,818)
Prysmian SpA (Italy) (2)
(59,058) (5,891,470)
Regal Rexnord Corp.
(16,745) (2,349,658)
Schneider Electric SE (2)
(15,124) (4,137,552)
Sensata Technologies Holding plc
(31,386) (1,044,840)
(28,339,682)
Ground Transportation - ( 1 .5 ) %
Avis Budget Group, Inc.
(43,107) (5,531,490)
Canadian National Railway Co.
(Canada) (17,823) (1,762,757)
Canadian Pacific Kansas City Ltd.
(Canada) (38,083) (2,803,750)
CSX Corp.
(100,376) (3,638,630)
Grab Holdings Ltd., Class A
(Singapore) (789,211) (3,938,163)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (14,100) (354,625)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (310,300) (2,547,295)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (6,300) (123,423)
Landstar System, Inc.
(2,951) (424,059)
Old Dominion Freight Line, Inc.
(20,138) (3,157,638)
Saia, Inc.
(5,047) (1,647,946)
Schneider National, Inc., Class B
(43,786) (1,161,643)
Tokyu Corp. (Japan) (2)
(106,900) (1,249,290)
Uber Technologies, Inc.
(37,646) (3,076,055)
West Japan Railway Co. (Japan) (2)
(13,300) (265,004)
XPO, Inc.
(29,101) (3,955,117)
(35,636,885)
Industrial Conglomerates - ( 0 .2 ) %
Honeywell International, Inc.
(18,273) (3,564,879)
Lifco AB, Class B (Sweden) (2)
(48,649) (1,843,737)
Smiths Group plc (United Kingdom)
(2) (8,718) (275,753)
(5,684,369)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - ( 5 .3 ) %
Aalberts NV (Netherlands) (2)
(7,802) (257,176)
AGCO Corp.
(21,096) (2,200,735)
Atlas Copco AB, Class A (Sweden)
(2) (618,961) (11,019,102)
Daifuku Co. Ltd. (Japan) (2)
(53,700) (1,690,244)
Deere & Co.
(31,400) (14,618,898)
Ebara Corp. (Japan) (2)
(147,600) (3,478,898)
Esab Corp.
(18,978) (2,120,222)
Fortive Corp.
(33,447) (1,846,609)
Gates Industrial Corp. plc
(25,317) (543,556)
Georg Fischer AG (Registered)
(Switzerland) (2) (24,410) (1,635,289)
Graco, Inc.
(22,459) (1,840,964)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (7,900) (233,522)
Hoshizaki Corp. (Japan) (2)
(9,900) (329,759)
Husqvarna AB, Class B (Sweden)
(2) (78,812) (395,085)
IDEX Corp.
(29,004) (5,160,972)
Indutrade AB (Sweden) (2)
(53,639) (1,390,366)
Ingersoll Rand, Inc.
(111,829) (8,859,093)
Kubota Corp. (Japan) (2)
(598,800) (8,485,401)
MINEBEA MITSUMI, Inc. (Japan) (2)
(42,500) (855,167)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (135,700) (3,312,768)
Nordson Corp.
(20,454) (4,917,755)
Parker-Hannifin Corp.
(15,808) (13,894,600)
Rational AG (Germany) (2)
(884) (682,529)
RENK Group AG (Germany) (2)
(28,167) (1,755,406)
Schindler Holding AG (Switzerland)
(2) (2,227) (837,497)
SMC Corp. (Japan) (2)
(17,300) (5,985,815)
Spirax Group plc (United Kingdom)
(2) (7,349) (671,677)
Stanley Black & Decker, Inc.
(14,210) (1,055,519)
Terex Corp.
(11,652) (621,984)
Timken Co. (The)
(3,422) (287,893)
TOMRA Systems ASA (Norway) (2)
(45,923) (615,506)
Toro Co. (The)
(23,179) (1,824,651)
Toyota Industries Corp. (Japan) (2)
(82,700) (9,375,413)
Valmet OYJ (Finland) (2)
(14,113) (466,403)
VAT Group AG (Switzerland) (2)(c)
(14,963) (7,183,735)
Volvo AB, Class B (Sweden) (2)
(58,705) (1,868,265)
Weir Group plc (The) (United
Kingdom) (2) (35,259) (1,347,705)
Yaskawa Electric Corp. (Japan) (2)
(130,200) (3,958,260)
(127,624,439)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (64,400) (896,463)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (6,645) (1,425,055)
Mitsui OSK Lines Ltd. (Japan) (2)
(56,600) (1,701,645)
(4,023,163)
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - ( 0 .0 ) % †
Alaska Air Group, Inc.
(4,394) (221,018)
Singapore Airlines Ltd. (Singapore)
(2) (242,500) (1,204,005)
(1,425,023)
Professional Services - ( 1 .5 ) %
Automatic Data Processing, Inc.
(18,516) (4,762,871)
BayCurrent, Inc. (Japan) (2)
(46,400) (1,923,915)
Bureau Veritas SA (France) (2)
(41,152) (1,309,162)
Clarivate plc
(426,214) (1,423,555)
Equifax, Inc.
(9,205) (1,997,301)
ExlService Holdings, Inc.
(29,291) (1,243,110)
Exponent, Inc.
(14,730) (1,023,146)
FTI Consulting, Inc.
(6,169) (1,053,850)
Insperity, Inc.
(14,107) (546,223)
Maximus, Inc.
(6,659) (574,805)
Paychex, Inc.
(54,905) (6,159,243)
Paycom Software, Inc.
(19,128) (3,048,238)
Randstad NV (Netherlands) (2)
(28,995) (1,100,797)
Teleperformance SE (France) (2)
(10,122) (732,528)
Thomson Reuters Corp. (Canada)
(53,712) (7,088,160)
Wolters Kluwer NV (Netherlands) (2)
(26,134) (2,706,868)
(36,693,772)
Trading Companies & Distributors - ( 2 .0 ) %
AddTech AB, Class B (Sweden) (2)
(43,743) (1,540,568)
Ashtead Group plc (United
Kingdom) (2) (10,603) (722,904)
Beijer Ref AB, Class B (Sweden) (2)
(71,151) (1,141,820)
Brenntag SE (Germany) (2)
(45,814) (2,659,232)
Bunzl plc (United Kingdom) (2)
(163,121) (4,554,988)
Fastenal Co.
(247,799) (9,944,174)
IMCD NV (Netherlands) (2)
(6,524) (592,134)
Mitsubishi Corp. (Japan) (2)
(385,800) (8,824,282)
MonotaRO Co. Ltd. (Japan) (2)
(445,300) (7,090,606)
MSC Industrial Direct Co., Inc.,
Class A (27,130) (2,281,633)
QXO, Inc.
(268,541) (5,180,156)
Reece Ltd. (Australia) (2)
(111,323) (990,918)
RS GROUP plc (United Kingdom)
(2) (52,987) (444,251)
SiteOne Landscape Supply, Inc.
(4,687) (583,813)
United Rentals, Inc.
(1,637) (1,324,857)
Watsco, Inc.
(753) (253,723)
(48,130,059)
Transportation Infrastructure - ( 0 .3 ) %
Aeroports de Paris SA (France) (2)
(7,210) (940,875)
Atlas Arteria Ltd. (Australia) (2)
(513,107) (1,668,896)
Transurban Group (Australia) (2)
(493,534) (4,670,608)
(7,280,379)
Total Industrials (491,049,763)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - ( 13 .5 ) %
Communications Equipment - ( 1 .0 ) %
Arista Networks, Inc.
(44,595) (5,843,283)
Cisco Systems, Inc.
(28,506) (2,195,817)
F5, Inc.
(3,843) (980,964)
Lumentum Holdings, Inc.
(734) (270,545)
Motorola Solutions, Inc.
(40,505) (15,526,377)
(24,816,986)
Electronic Equipment, Instruments & Components - ( 2 .8 ) %
Amphenol Corp., Class A
(64,708) (8,744,639)
Avnet, Inc.
(12,246) (588,788)
Belden, Inc.
(7,176) (836,363)
CDW Corp.
(18,783) (2,558,245)
Cognex Corp.
(156,417) (5,627,884)
Crane NXT Co.
(70,029) (3,296,265)
Halma plc (United Kingdom) (2)
(9,882) (469,048)
Hexagon AB, Class B (Sweden) (2)
(243,419) (2,867,160)
Ibiden Co. Ltd. (Japan) (2)
(201,200) (8,690,211)
IPG Photonics Corp.
(41,011) (2,936,388)
Jabil, Inc.
(14,840) (3,383,817)
Keyence Corp. (Japan) (2)
(35,700) (12,913,583)
Littelfuse, Inc.
(6,394) (1,617,170)
Novanta, Inc.
(21,991) (2,616,709)
Omron Corp. (Japan) (2)
(34,500) (872,846)
Ralliant Corp.
(25,795) (1,313,223)
Shimadzu Corp. (Japan) (2)
(79,600) (2,119,080)
Teledyne Technologies, Inc.
(14,208) (7,256,452)
Vontier Corp.
(9,308) (346,071)
(69,053,942)
IT Services - ( 1 .2 ) %
Accenture plc, Class A
(5,895) (1,581,628)
ASGN, Inc.
(29,955) (1,442,932)
Bechtle AG (Germany) (2)
(24,159) (1,230,520)
Capgemini SE (France) (2)
(27,922) (4,636,399)
CGI, Inc. (Canada)
(30,629) (2,829,146)
Cloudflare, Inc., Class A
(19,091) (3,763,791)
Globant SA
(42,356) (2,768,812)
NEXTDC Ltd. (Australia) (2)
(251,255) (2,091,943)
Nomura Research Institute Ltd.
(Japan) (2) (62,700) (2,386,025)
Obic Co. Ltd. (Japan) (2)
(80,900) (2,539,344)
Okta, Inc., Class A
(7,047) (609,354)
Reply SpA (Italy) (2)
(2,216) (296,710)
TIS, Inc. (Japan) (2)
(54,100) (1,817,522)
(27,994,126)
Semiconductors & Semiconductor Equipment - ( 4 .1 ) %
Advanced Micro Devices, Inc.
(17,111) (3,664,492)
Allegro MicroSystems, Inc. (Japan)
(237,353) (6,261,372)
Amkor Technology, Inc.
(27,594) (1,089,411)
Astera Labs, Inc.
(13,268) (2,207,264)
Broadcom, Inc.
(33,318) (11,531,360)
Enphase Energy, Inc.
(72,510) (2,323,945)
Entegris, Inc.
(49,384) (4,160,602)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (4.1)% (continued)
Infineon Technologies AG
(Germany) (2) (92,503) (4,035,995)
Kokusai Electric Corp. (Japan) (2)
(214,800) (7,512,018)
Lasertec Corp. (Japan) (2)
(2,600) (495,411)
Lattice Semiconductor Corp.
(100,562) (7,399,352)
Microchip Technology, Inc.
(51,381) (3,273,997)
Monolithic Power Systems, Inc.
(9,095) (8,243,344)
NVIDIA Corp.
(44,997) (8,391,940)
NXP Semiconductors NV
(Netherlands) (11,911) (2,585,402)
ON Semiconductor Corp.
(22,484) (1,217,509)
Power Integrations, Inc.
(85,752) (3,047,626)
Renesas Electronics Corp. (Japan)
(2) (17,300) (236,956)
Rohm Co. Ltd. (Japan) (2)
(401,500) (5,703,470)
SCREEN Holdings Co. Ltd. (Japan)
(2) (57,100) (5,561,789)
Skyworks Solutions, Inc.
(56,454) (3,579,748)
SOITEC (France) (2)
(8,017) (216,618)
STMicroelectronics NV (Singapore)
(2) (55,554) (1,451,910)
Synaptics, Inc.
(14,198) (1,050,936)
Texas Instruments, Inc.
(13,799) (2,393,988)
Universal Display Corp.
(6,566) (766,777)
(98,403,232)
Software - ( 3 .7 ) %
Appfolio, Inc., Class A
(7,715) (1,794,895)
Bentley Systems, Inc., Class B
(135,727) (5,180,021)
BILL Holdings, Inc.
(39,145) (2,134,968)
Blackbaud, Inc.
(9,242) (585,203)
Cadence Design Systems, Inc.
(9,515) (2,974,199)
CCC Intelligent Solutions Holdings,
Inc. (108,317) (861,120)
Commvault Systems, Inc.
(8,153) (1,022,060)
Constellation Software, Inc.
(Canada) (1,150) (2,766,100)
Dassault Systemes SE (France) (2)
(192,661) (5,382,612)
Descartes Systems Group, Inc.
(The) (Canada) (14,590) (1,279,940)
Dolby Laboratories, Inc., Class A
(35,484) (2,278,782)
Dynatrace, Inc.
(26,588) (1,152,324)
HubSpot, Inc.
(3,109) (1,247,642)
Intuit, Inc.
(9,261) (6,134,672)
Microsoft Corp.
(14,884) (7,198,200)
nCino, Inc.
(42,004) (1,076,982)
Nemetschek SE (Germany) (2)
(6,722) (727,255)
Open Text Corp. (Canada)
(18,384) (598,714)
Oracle Corp.
(18,312) (3,569,192)
Palo Alto Networks, Inc.
(17,363) (3,198,265)
PTC, Inc.
(10,874) (1,894,359)
Roper Technologies, Inc.
(14,521) (6,463,733)
Rubrik, Inc., Class A
(2,937) (224,622)
SAP SE (Germany) (2)
(14,840) (3,605,653)
Strategy, Inc., Class A
(20,777) (3,157,065)
Synopsys, Inc.
(5,017) (2,356,585)
TeamViewer SE (Germany) (2)(c)
(48,661) (342,600)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (3.7)% (continued)
Trend Micro, Inc. (Japan) (2)
(118,700) (4,929,881)
Tyler Technologies, Inc.
(7,217) (3,276,157)
WiseTech Global Ltd. (Australia) (2)
(101,041) (4,593,783)
Workday, Inc., Class A
(12,095) (2,597,764)
Zscaler, Inc.
(20,968) (4,716,123)
(89,321,471)
Technology Hardware, Storage & Peripherals - ( 0 .7 ) %
Apple, Inc.
(18,061) (4,910,064)
FUJIFILM Holdings Corp. (Japan)
(2) (199,100) (4,224,586)
HP, Inc.
(45,306) (1,009,418)
Pure Storage, Inc., Class A
(54,139) (3,627,854)
Ricoh Co. Ltd. (Japan) (2)
(75,200) (661,687)
Super Micro Computer, Inc.
(81,318) (2,380,178)
(16,813,787)
Total Information Technology (326,403,544)
Materials - ( 5 .1 ) %
Chemicals - ( 2 .6 ) %
Air Liquide SA (France) (2)
(15,563) (2,925,128)
Air Products and Chemicals, Inc.
(37,072) (9,157,525)
Arkema SA (France) (2)
(12,485) (760,882)
Avient Corp.
(37,178) (1,161,441)
Celanese Corp., Class A
(75,045) (3,172,903)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,170,956)
Croda International plc (United
Kingdom) (2) (6,789) (246,290)
Dow, Inc.
(81,152) (1,897,334)
Eastman Chemical Co.
(54,067) (3,451,097)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,612) (1,112,008)
FMC Corp.
(325,028) (4,508,138)
Linde plc
(2,745) (1,170,441)
LyondellBasell Industries NV, Class
A (13,176) (570,521)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (747,900) (5,007,740)
Nippon Sanso Holdings Corp.
(Japan) (2) (178,500) (5,332,523)
Nissan Chemical Corp. (Japan) (2)
(21,000) (721,619)
Nitto Denko Corp. (Japan) (2)
(99,600) (2,371,447)
Novonesis Novozymes, Class B
(Denmark) (2) (102,631) (6,566,386)
PPG Industries, Inc.
(12,564) (1,287,307)
Sherwin-Williams Co. (The)
(10,425) (3,378,013)
Symrise AG, Class A (Germany) (2)
(55,536) (4,499,613)
Wacker Chemie AG (Germany) (2)
(9,298) (750,983)
Westlake Corp.
(29,732) (2,198,384)
(63,418,679)
Construction Materials - ( 0 .4 ) %
Eagle Materials, Inc.
(1,877) (387,938)
James Hardie Industries plc,
CHESS (2) (151,147) (3,102,920)
Knife River Corp.
(32,362) (2,276,667)
INVESTMENTS SHARES VALUE ($)
Construction Materials - (0.4)% (continued)
Martin Marietta Materials, Inc.
(5,277) (3,285,777)
(9,053,302)
Containers & Packaging - ( 0 .5 ) %
Graphic Packaging Holding Co.
(180,873) (2,723,947)
International Paper Co.
(76,046) (2,995,452)
SIG Group AG (Switzerland) (2)
(164,975) (2,353,190)
Silgan Holdings, Inc.
(83,259) (3,361,166)
(11,433,755)
Metals & Mining - ( 1 .4 ) %
Cleveland-Cliffs, Inc.
(275,273) (3,655,625)
First Quantum Minerals Ltd.
(Zambia) (163,225) (4,376,292)
Franco-Nevada Corp. (Canada)
(3,976) (824,168)
Glencore plc (Australia) (2)
(325,347) (1,778,562)
Lundin Mining Corp. (Chile)
(143,675) (3,087,984)
Lynas Rare Earths Ltd. (Australia)
(2) (548,127) (4,495,427)
MP Materials Corp.
(41,079) (2,075,311)
Nucor Corp.
(1,416) (230,964)
Reliance, Inc.
(6,035) (1,743,331)
Rio Tinto plc (Australia) (2)
(3,327) (267,993)
Royal Gold, Inc.
(26,723) (5,940,256)
Steel Dynamics, Inc.
(33,504) (5,677,253)
(34,153,166)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (977,375)
Mondi plc (Austria) (2)
(30,796) (375,718)
Stora Enso OYJ, Class R (Finland)
(2) (8,664) (108,176)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (77,550) (1,028,456)
UPM-Kymmene OYJ (Finland) (2)
(58,842) (1,701,088)
West Fraser Timber Co. Ltd.
(Canada) (14,242) (871,298)
(5,062,111)
Total Materials (123,121,013)
Real Estate - ( 3 .4 ) %
Health Care REITs - ( 0 .8 ) %
Healthcare Realty Trust, Inc., REIT
(118,768) (2,013,118)
Healthpeak Properties, Inc., REIT
(38,657) (621,604)
Welltower, Inc., REIT
(86,283) (16,014,988)
(18,649,710)
Industrial REITs - ( 0 .3 ) %
Americold Realty Trust, Inc., REIT
(71,667) (921,637)
EastGroup Properties, Inc., REIT
(24,270) (4,323,458)
Prologis, Inc., REIT
(1,359) (173,490)
Rexford Industrial Realty, Inc., REIT
(54,914) (2,126,270)
STAG Industrial, Inc., REIT
(8,829) (324,554)
(7,869,409)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (266,600) (561,067)
CBRE Group, Inc., Class A
(7,415) (1,192,258)
CoStar Group, Inc.
(55,774) (3,750,244)
Lendlease Corp. Ltd. (Australia) (2)
(70,584) (243,887)
(5,747,456)
Residential REITs - ( 0 .8 ) %
AvalonBay Communities, Inc., REIT
(28,044) (5,084,658)
Equity LifeStyle Properties, Inc.,
REIT (32,175) (1,950,127)
Equity Residential, REIT
(72,529) (4,572,228)
Independence Realty Trust, Inc.,
REIT (155,948) (2,725,971)
Invitation Homes, Inc., REIT
(37,260) (1,035,455)
Mid-America Apartment
Communities, Inc., REIT (14,482) (2,011,695)
UDR, Inc., REIT
(42,246) (1,549,583)
(18,929,717)
Retail REITs - ( 0 .5 ) %
Agree Realty Corp., REIT
(41,661) (3,000,842)
Brixmor Property Group, Inc., REIT
(57,254) (1,501,200)
Federal Realty Investment Trust,
REIT (3,491) (351,893)
Realty Income Corp., REIT
(119,887) (6,758,030)
Regency Centers Corp., REIT
(13,183) (910,022)
(12,521,987)
Specialized REITs - ( 0 .8 ) %
Crown Castle, Inc., REIT
(26,987) (2,398,335)
Digital Realty Trust, Inc., REIT
(17,472) (2,703,093)
Equinix, Inc., REIT
(1,231) (943,143)
Extra Space Storage, Inc., REIT
(18,799) (2,448,006)
National Storage Affiliates Trust,
REIT (108,697) (3,066,342)
Public Storage, REIT
(6,486) (1,683,117)
Rayonier, Inc., REIT
(18,552) (401,651)
VICI Properties, Inc., Class A, REIT
(46,183) (1,298,666)
Weyerhaeuser Co., REIT
(127,532) (3,021,233)
(17,963,586)
Total Real Estate (81,681,865)
Utilities - ( 4 .7 ) %
Electric Utilities - ( 2 .9 ) %
Acciona SA (Spain) (2)
(3,526) (767,396)
Alliant Energy Corp.
(51,020) (3,316,810)
American Electric Power Co., Inc.
(50,732) (5,849,907)
BKW AG (Switzerland) (2)
(4,233) (897,864)
Constellation Energy Corp.
(638) (225,386)
Duke Energy Corp.
(14,174) (1,661,335)
EDP SA (Portugal) (2)
(173,382) (798,561)
Exelon Corp.
(127,416) (5,554,064)
FirstEnergy Corp.
(11,768) (526,853)
Hydro One Ltd. (Canada) (c)
(66,205) (2,635,562)
IDACORP, Inc.
(11,846) (1,499,230)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (2.9)% (continued)
NRG Energy, Inc.
(26,839) (4,273,842)
Pinnacle West Capital Corp.
(34,705) (3,078,334)
PPL Corp.
(236,438) (8,280,059)
Redeia Corp. SA (Spain) (2)
(79,074) (1,409,634)
Southern Co. (The)
(106,933) (9,324,558)
SSE plc (United Kingdom) (2)
(170,800) (5,007,500)
Terna - Rete Elettrica Nazionale
(Italy) (2) (489,652) (5,209,262)
Xcel Energy, Inc.
(124,901) (9,225,188)
(69,541,345)
Gas Utilities - ( 0 .0 ) % †
APA Group (Australia) (2) (37,911) (226,526)
Independent Power and Renewable Electricity Producers - ( 0 .5 ) %
Clearway Energy, Inc., Class C
(57,139) (1,900,443)
ERG SpA (Italy) (2)
(25,096) (645,717)
Ormat Technologies, Inc.
(60,266) (6,657,585)
Talen Energy Corp.
(618) (231,651)
Vistra Corp.
(26,803) (4,324,128)
(13,759,524)
Multi-Utilities - ( 1 .3 ) %
Canadian Utilities Ltd., Class A
(Canada) (68,647) (2,137,107)
CenterPoint Energy, Inc.
(263,873) (10,116,891)
CMS Energy Corp.
(56,123) (3,924,681)
Consolidated Edison, Inc.
(35,481) (3,523,973)
Dominion Energy, Inc.
(110,221) (6,457,848)
National Grid plc (United Kingdom)
(2) (157,368) (2,413,786)
Sempra
(27,488) (2,426,916)
(31,001,202)
Water Utilities - ( 0 .0 ) % †
Pennon Group plc (United Kingdom)
(2) (39,803) (282,104)
United Utilities Group plc (United
Kingdom) (2) (17,651) (283,589)
(565,693)
Total Utilities (115,094,290)
TOTAL COMMON STOCKS
(Proceeds $(2,454,967,295)) (2,261,642,928)
PREFERRED STOCKS - (0.3)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (106,591) (5,677,285)
Consumer Staples - ( 0 .0 ) % †
Household Products - ( 0 .0 ) % †
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (4,388) (357,994)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $2,316,381,827, which is inclusive of rehypothecated amounts disclosed below. In addition, $181,382,630 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $260,425,001.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $16,142,409 of investments in securities and $(33,304,383) of securities sold short, which represents 0.67% and (1.38)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (8,318) (2,395,289)
TOTAL PREFERRED STOCKS
(Proceeds $(9,163,806)) (8,430,568)
TOTAL SHORT POSITIONS
(Proceeds $(2,464,131,101)) (2,270,073,496)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.9%
(Cost $1,462,977,514) 2,077,978,661
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.1% ‡ 341,740,967
NET ASSETS - 100.0% 2,419,719,628
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (14,348,678) ( 0 .6 ) %
Consumer Discretionary 73,366,947 3 .0
Consumer Staples (59,659,097) ( 2 .4 )
Energy (11,344,099) ( 0 .5 )
Financials 121,653,282 5 .0
Health Care 55,505,380 2 .3
Industrials (21,288,280) ( 0 .9 )
Information Technology (77,007,378) ( 3 .2 )
Materials 12,789,929 0 .5
Purchased Options 8,268,471 0 .4
Real Estate (17,097,172) ( 0 .7 )
Utilities (7,070,950) ( 0 .2 )
Investment Companies 472,032,097 19 .5
U.S. Treasury Obligations 1,542,178,209 63 .7
Total Investments In Securities
At Value 2,077,978,661 85 .9
Other Assets in Excess of
Liabilities ‡ 341,740,967 14 .1
Net Assets
$ 2,419,719,628 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 17.7%
INVESTMENT COMPANIES - 17.7%
Limited Purpose Cash
Investment Fund,
3.78% ^(a)
(Cost $427,524,601) $353,121,691 $6,426,281,589 $(6,351,834,579) $75,619 $(110,458) $427,533,862 427,533,862 $17,362,633
^    No longer affiliated as of December 31, 2025.
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 199 USD (136,225,450) USD 5,600 6/18/2026 $ (1,298,702) $ (1,085,066)
$ (1,298,702) $ (1,085,066)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 51,446,000 $ (1,138,447) $ (40,686) $ (1,179,133)
$ (1,138,447) $ (40,686) $ (1,179,133)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 40,243,509 $ 4,861,533 $ 438,973 $ 5,300,506
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 7,643,509 880,211 126,522 1,006,733
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 17,688,000 431,234 54,661 485,895
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 17,688,000 431,234 54,661 485,895
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 55,714,000 4,107,761 215,167 4,322,928
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 7,814,000 544,039 62,260 606,299
11,256,012 952,244 12,208,256
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 7,503,000 $ (151,178) $ 72,583 $ (78,595)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 7,503,000 (151,178) 72,583 (78,595)
(302,356) 145,166 (157,190)
$ 10,953,656 $ 1,097,410 $ 12,051,066

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 8,720,000,000 $ 14,152 $ (4,719) $ 9,433
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 8,720,000,000 14,152 (4,719) 9,433
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 740,000,000 206 (149) 57
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 740,000,000 206 (149) 57
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 2,095,000,000 25,376 (5,424) 19,952
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 2,095,000,000 25,376 (5,424) 19,952
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 870,000,000 7,986 (1,696) 6,290
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 870,000,000 7,986 (1,696) 6,290
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 3,600,000 18,311 (15,948) 2,363
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 3,600,000 17,899 (15,537) 2,362
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 249,900,000 53,397 166,312 219,709
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 249,800,000 52,568 167,054 219,622
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 12,800,000 (7,409) 19,841 12,432
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 12,800,000 (7,294) 19,725 12,431
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 5,100,000 22,776 (18,015) 4,761
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 5,100,000 22,776 (18,015) 4,761
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 404,300,000 100,121 60,948 161,069
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 404,300,000 100,121 60,948 161,069
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 169,200,000 24,303 36,547 60,850
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 169,200,000 24,303 36,547 60,850
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 96,100,000 19,085 3,196 22,281
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 96,100,000 19,085 3,196 22,281
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 333,000,000 56,992 (17,669) 39,323
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 333,000,000 56,992 (17,669) 39,323
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 86,500,000 30,278 13,095 43,373
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 86,500,000 30,278 13,095 43,373
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 23,500,000 4,487 2,862 7,349
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 23,500,000 4,487 2,862 7,349
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 10,500,000 (210) 504 294
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 10,500,000 (210) 504 294
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 40,400,000 121,683 87,857 209,540
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 40,300,000 121,432 87,589 209,021
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 233,300,000 273,257 554,982 828,239
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 233,400,000 273,723 554,872 828,595
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 63,700,000 267,605 337,688 605,293
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 63,700,000 267,428 337,864 605,292
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 7,600,000 26,217 25,824 52,041
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 7,600,000 26,193 25,848 52,041
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 42,500,000 56,386 (1,966) 54,420
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 42,500,000 56,396 (1,976) 54,420
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 3,400,000 2,603 1,301 3,904
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 3,400,000 2,603 1,301 3,904
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 396,800,000 9,035 78,007 87,042
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 396,800,000 9,035 78,007 87,042
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 112,800,000 15,019 13,448 28,467
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 112,800,000 15,019 13,448 28,467
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 125,100,000 35,550 77,546 113,096
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 125,100,000 35,550 77,546 113,096
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 19,500,000 11,553 3,352 14,905
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 19,600,000 10,367 4,614 14,981
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 21,000,000 (6,738) 7,436 698
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 20,900,000 (6,697) 7,391 694

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 15,300,000 $ 153,678 $ 6,893 $ 160,571
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 15,200,000 152,674 6,848 159,522
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 301,000,000 (798) 3,661 2,863
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 301,100,000 (798) 3,662 2,864
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 249,300,000 4,427 8,871 13,298
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 249,300,000 4,427 8,871 13,298
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 35,400,000 572,719 (432,482) 140,237
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 35,500,000 572,934 (432,300) 140,634
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 400,000 3,106 (3,053) 53
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 400,000 4,586 (4,533) 53
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 63,200,000 13,870 10,954 24,824
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 63,200,000 13,870 10,954 24,824
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 12,400,000 (5,335) 7,354 2,019
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 12,500,000 (5,383) 7,418 2,035
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 1,700,000 1,094 4,120 5,214
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 1,600,000 1,030 3,878 4,908
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 9,000,000 16,415 9,075 25,490
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 9,000,000 16,415 9,075 25,490
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 47,600,000 102,287 (27,444) 74,843
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 47,600,000 102,470 (27,624) 74,846
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 2,100,000 32,940 (718) 32,222
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 2,100,000 32,652 (381) 32,271
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 7,604,300,000 52 21,237 21,289
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 7,604,300,000 52 21,237 21,289
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 7,116,000,000 2,984 18,686 21,670
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 7,116,000,000 2,985 18,686 21,671
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 3,816,400,000 385 14,211 14,596
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 3,816,400,000 385 14,211 14,596
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 1,075,100,000 623 3,853 4,476
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 1,075,100,000 623 3,853 4,476
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 720,000,000 24,193 345 24,538
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 720,000,000 24,193 345 24,538
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 700,000 17,886 (472) 17,414
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 700,000 17,812 (398) 17,414
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 10,600,000 38,455 206,602 245,057
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 10,600,000 39,621 205,436 245,057
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 6,800,000 138,361 46,229 184,590
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 6,900,000 140,699 46,605 187,304
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 7,800,000 (224,663) 451,766 227,103
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 7,800,000 (224,262) 451,365 227,103
Receive 1D SOFR Annual 4.00% Annual 6/21/2056 USD 1,200,000 7,958 27,988 35,946
Receive 1D SOFR Annual 4.00% Annual 6/21/2056 USD 1,200,000 5,916 30,030 35,946
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 79,900,000 675,580 112,620 788,200
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 80,000,000 677,689 111,497 789,186
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 25,635,000,000 (60,867) 810,406 749,539
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 25,635,000,000 (60,788) 810,326 749,538
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 115,581,900,000 2,509,978 2,457,409 4,967,387
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 115,581,900,000 2,509,978 2,457,409 4,967,387
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 3,164,800,000 (77,922) 133,779 55,857
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 3,164,800,000 (77,922) 133,779 55,857
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 24,300,000 746 21,594 22,340
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 24,200,000 643 21,605 22,248
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 13,600,000 159,989 (64,373) 95,616
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 13,700,000 162,000 (65,681) 96,319
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 1,000,000 14,416 (4,327) 10,089
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 1,100,000 16,007 (4,910) 11,097
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 23,157,700,000 13,697 (6,781) 6,916

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 23,157,600,000 $ 13,696 $ (6,781) $ 6,915
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 21,466,900,000 (37,265) 157,417 120,152
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 21,466,900,000 (37,265) 157,417 120,152
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 11,437,900,000 73,253 2,285 75,538
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 11,437,900,000 73,253 2,285 75,538
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 175,500,000 (21,931) 108,468 86,537
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 175,500,000 (21,933) 108,470 86,537
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 145,900,000 139,674 (26,052) 113,622
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 145,900,000 139,674 (26,052) 113,622
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 107,400,000 1,768 5,845 7,613
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 107,400,000 1,768 5,845 7,613
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 22,700,000 (22,246) 31,749 9,503
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 22,800,000 (22,344) 31,889 9,545
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 20,700,000 42,727 (11,614) 31,113
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 20,700,000 43,020 (11,906) 31,114
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 7,200,000 750 18,384 19,134
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 7,200,000 750 18,384 19,134
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 1,700,000 (9,677) 16,607 6,930
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 400,000 (2,277) 3,908 1,631
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 75,000,000 546,329 65,589 611,918
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 75,000,000 546,422 65,495 611,917
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 112,500,000 (503,531) 1,172,426 668,895
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 112,400,000 (503,420) 1,171,720 668,300
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 30,900,000 60,657 200,492 261,149
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 30,900,000 61,546 199,604 261,150
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 582,500,000 31,302 79,767 111,069
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 582,500,000 31,302 79,767 111,069
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 412,400,000 15,106 30,057 45,163
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 412,400,000 15,103 30,060 45,163
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 16,400,000 799 4,323 5,122
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 16,400,000 800 4,323 5,123
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 65,400,000 45,082 29,163 74,245
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 65,400,000 45,082 29,163 74,245
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 65,800,000 43,258 28,695 71,953
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 65,800,000 43,257 28,695 71,952
11,463,046 14,337,539 25,800,585
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 32,600,000 59,327 (77,242) (17,915)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 32,700,000 59,589 (77,555) (17,966)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 7,300,000 (64,784) (26,819) (91,603)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 7,300,000 (66,486) (25,117) (91,603)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 4,100,000 3,877 (10,926) (7,049)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 4,100,000 3,877 (10,926) (7,049)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 80,000,000 24,888 (253,493) (228,605)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 80,100,000 24,879 (253,770) (228,891)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 41,800,000 (494,289) (434,440) (928,729)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 41,700,000 (494,051) (432,456) (926,507)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 35,700,000 (530) (11,025) (11,555)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 35,700,000 (580) (10,976) (11,556)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 17,600,000 (11,428) (19,093) (30,521)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 17,500,000 (11,533) (18,814) (30,347)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 105,800,000 (550,585) 2,669 (547,916)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 105,700,000 (550,092) 2,695 (547,397)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 7,700,000 (31,849) (4,368) (36,217)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 7,600,000 (30,716) (5,058) (35,774)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 33,300,000 (581,340) (293,344) (874,684)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 33,200,000 (580,012) (292,046) (872,058)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 7,500,000 (189,785) (19,878) (209,663)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 7,500,000 $ (189,870) $ (19,643) $ (209,513)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 8,600,000 (96,878) 2,298 (94,580)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 8,500,000 (95,373) 1,893 (93,480)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 26,200,000 (67,992) 24,959 (43,033)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 26,200,000 (69,403) 26,369 (43,034)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 13,900,000 (97,970) 32,909 (65,061)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 14,000,000 (98,199) 32,670 (65,529)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 32,600,000 (19,032) (34,235) (53,267)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 32,600,000 (19,032) (34,235) (53,267)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 5,300,000 22,621 (29,492) (6,871)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 5,100,000 21,764 (28,375) (6,611)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 709,900,000 (88,191) 60,640 (27,551)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 709,900,000 (88,191) 60,640 (27,551)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 15,855,300,000 371,774 (929,484) (557,710)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 15,855,400,000 371,771 (929,484) (557,713)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 2,383,600,000 562,685 (765,793) (203,108)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 2,383,600,000 562,689 (765,796) (203,107)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 2,549,700,000 (41,261) (275,900) (317,161)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 2,549,700,000 (41,261) (275,900) (317,161)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 123,000,000 1,865 (2,832) (967)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 123,000,000 1,865 (2,832) (967)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 38,500,000 (25,741) 588 (25,153)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 38,500,000 (25,741) 588 (25,153)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 19,000,000 (10,950) (3,316) (14,266)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 19,000,000 (10,950) (3,316) (14,266)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 12,400,000 (16,189) (3,134) (19,323)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 12,300,000 (16,054) (3,113) (19,167)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 49,000,000 (28,427) 16,641 (11,786)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 49,100,000 (28,485) 16,675 (11,810)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 47,400,000 (26,199) 15,714 (10,485)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 47,400,000 (26,218) 15,734 (10,484)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 4,400,000 (35,267) 5,169 (30,098)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 4,400,000 (35,276) 5,178 (30,098)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,700,000 (40,052) (61,189) (101,241)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,700,000 (40,793) (60,448) (101,241)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 2,000,000 (126,291) 2,016 (124,275)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 1,900,000 (119,333) 1,273 (118,060)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 132,000,000 (7,426) (26,987) (34,413)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 132,000,000 (7,426) (26,987) (34,413)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 30,700,000 (26,488) 26,098 (390)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 30,700,000 (26,488) 26,098 (390)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 25,500,000 (97,098) (42,243) (139,341)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 25,500,000 (97,098) (42,243) (139,341)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 52,300,000 (95,481) (99,628) (195,109)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 52,300,000 (95,467) (99,643) (195,110)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 212,100,000 1,577 (2,632) (1,055)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 212,100,000 1,577 (2,632) (1,055)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 78,800,000 (554,202) 449,237 (104,965)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 78,800,000 (554,032) 449,067 (104,965)
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 300,000 803 (3,150) (2,347)
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 400,000 1,213 (4,342) (3,129)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 5,100,000 $ 9,370 $ (35,429) $ (26,059)
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 5,000,000 9,140 (34,688) (25,548)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 2,010,600,000 (134,183) 39,918 (94,265)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 2,010,500,000 (134,176) 39,917 (94,259)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 7,234,800,000 (230,559) 102,587 (127,972)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 7,234,700,000 (230,553) 102,582 (127,971)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 58,533,800,000 (39,340) 8,955 (30,385)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 58,533,800,000 (39,340) 8,955 (30,385)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 1,292,300,000 (417,139) (274,785) (691,924)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 1,292,300,000 (417,139) (274,786) (691,925)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 424,900,000 (57,619) (105,481) (163,100)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 424,800,000 (57,625) (105,437) (163,062)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 19,500,000 (21,096) 13,078 (8,018)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 19,500,000 (21,097) 13,079 (8,018)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 435,800,000 (13,754) (12,285) (26,039)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 435,800,000 (13,754) (12,285) (26,039)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 22,200,000 (174,121) (19,495) (193,616)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 22,100,000 (173,764) (18,980) (192,744)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 43,700,000 6,506 (17,856) (11,350)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 43,700,000 6,507 (17,856) (11,349)
(6,888,980) (6,178,824) (13,067,804)
$ 4,574,066 $ 8,158,715 $ 12,732,781
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 03/12/2026 KRW 60,040,000,000 $ 1,697,418
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF 24,300,880 560,321
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/21/2026 TWD 237,914,800 329,081
Total unrealized appreciation 2,586,820
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 01/16/2026 EUR (27,799,860) (365,046)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 01/29/2026 HKD 621,429,400 (230,323)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 409,988,930 (662,524)
Total unrealized depreciation (1,257,893)
Net unrealized appreciation $ 1,328,927
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 793 1/2026 USD $ 48,254,050 $ (219,461)
Hang Seng Index 392 1/2026 HKD 64,592,082 (624,344)
HSCEI 283 1/2026 HKD 16,186,857 (89,713)
IBEX 35 Index 174 1/2026 EUR 35,333,951 705,670
IFSC NIFTY 50 Index 770 1/2026 USD 40,464,270 (158,451)
LME Aluminum Base Metal 14 1/2026 USD 1,041,285 76,153
LME Aluminum Base Metal 20 1/2026 USD 1,487,950 113,539
LME Aluminum Base Metal 22 1/2026 USD 1,638,351 60,610

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 27 1/2026 USD $ 2,005,256 $ 166,522
LME Aluminum Base Metal 40 1/2026 USD 2,969,000 253,671
LME Aluminum Base Metal 50 1/2026 USD 3,716,875 242,378
LME Aluminum Base Metal 55 1/2026 USD 4,092,413 287,090
LME Aluminum Base Metal 66 1/2026 USD 4,912,875 275,773
LME Aluminum Base Metal 70 1/2026 USD 5,215,577 192,047
LME Aluminum Base Metal 75 1/2026 USD 5,587,181 145,707
LME Aluminum Base Metal 95 1/2026 USD 7,066,812 559,028
LME Aluminum Base Metal 130 1/2026 USD 9,579,700 820,202
LME Aluminum Base Metal 140 1/2026 USD 10,425,800 689,182
LME Copper Base Metal 7 1/2026 USD 2,178,431 250,919
LME Copper Base Metal 8 1/2026 USD 2,491,558 326,213
LME Copper Base Metal 9 1/2026 USD 2,803,217 410,393
LME Copper Base Metal 15 1/2026 USD 4,667,317 505,903
LME Copper Base Metal 19 1/2026 USD 5,921,122 853,060
LME Copper Base Metal 24 1/2026 USD 7,559,022 1,223,523
LME Copper Base Metal 27 1/2026 USD 8,404,756 1,080,935
LME Copper Base Metal 30 1/2026 USD 9,349,492 1,398,476
LME Copper Base Metal 12 1/2026 USD 3,736,617 521,788
LME Copper Base Metal 12 1/2026 USD 3,739,917 581,735
LME Copper Base Metal 12 1/2026 USD 3,736,467 540,129
LME Copper Base Metal 12 1/2026 USD 3,734,154 421,522
LME Lead Base Metal 2 1/2026 USD 99,015 (1,694)
LME Lead Base Metal 1 1/2026 USD 49,206 (721)
LME Lead Base Metal 1 1/2026 USD 49,205 (1,060)
LME Lead Base Metal 1 1/2026 USD 49,345 (777)
LME Lead Base Metal 3 1/2026 USD 147,795 (4,249)
LME Lead Base Metal 4 1/2026 USD 196,901 (3,859)
LME Lead Base Metal 8 1/2026 USD 395,258 (1,563)
LME Lead Base Metal 5 1/2026 USD 247,448 (1,766)
LME Lead Base Metal 5 1/2026 USD 248,068 (5,560)
LME Lead Base Metal 19 1/2026 USD 942,994 (17,588)
LME Nickel Base Metal 1 1/2026 USD 99,273 7,410
LME Nickel Base Metal 14 1/2026 USD 1,389,828 113,238
LME Nickel Base Metal 16 1/2026 USD 1,586,516 130,926
LME Nickel Base Metal 23 1/2026 USD 2,284,533 177,191
LME Nickel Base Metal 27 1/2026 USD 2,681,555 197,367
LME Nickel Base Metal 35 1/2026 USD 3,474,570 292,965
LME Nickel Base Metal 47 1/2026 USD 4,661,057 381,566
LME Nickel Base Metal 49 1/2026 USD 4,865,818 349,831
LME Nickel Base Metal 102 1/2026 USD 10,117,217 855,822
LME Zinc Base Metal 12 1/2026 USD 929,094 14,208
LME Zinc Base Metal 16 1/2026 USD 1,238,268 18,220
LME Zinc Base Metal 19 1/2026 USD 1,469,204 43,672
LME Zinc Base Metal 20 1/2026 USD 1,546,655 43,095
LME Zinc Base Metal 21 1/2026 USD 1,624,119 55,356
LME Zinc Base Metal 31 1/2026 USD 2,393,828 102,787
LME Zinc Base Metal 36 1/2026 USD 2,779,146 131,088
LME Zinc Base Metal 22 1/2026 USD 1,697,339 24,365
LME Zinc Base Metal 22 1/2026 USD 1,698,846 74,361
LME Zinc Base Metal 45 1/2026 USD 3,484,834 71,199
LME Zinc Base Metal 49 1/2026 USD 3,787,431 150,339
MSCI Singapore Index 609 1/2026 SGD 21,118,854 (85,333)
Natural Gas 85 1/2026 GBP 2,367,914 88,830
Natural Gas 183 1/2026 USD 6,745,380 (626,578)
Rapeseed 37 1/2026 EUR 985,420 (57,399)
SGX FTSE China A50 Index 10,126 1/2026 USD 154,725,280 (885,602)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX FTSE Taiwan Index 716 1/2026 USD $ 67,905,440 $ 1,062,182
WTI Crude Oil 264 1/2026 USD 15,158,880 (361,375)
100 oz Gold 118 2/2026 USD 51,224,980 1,583,164
CBOE Volatility Index 40 2/2026 USD 741,360 (102,949)
Ethanol 15 2/2026 USD 1,009,575 2,906
Italian Base Electricity 16 2/2026 EUR 1,421,016 (2,726)
Lean Hogs 390 2/2026 USD 13,275,600 654,307
Live Cattle 391 2/2026 USD 36,222,240 1,152,759
LME Aluminum Base Metal 5 2/2026 USD 372,919 16,279
LME Aluminum Base Metal 6 2/2026 USD 447,577 16,842
LME Aluminum Base Metal 8 2/2026 USD 596,570 25,096
LME Aluminum Base Metal 11 2/2026 USD 820,146 21,104
LME Copper Base Metal 1 2/2026 USD 311,222 45,295
LME Copper Base Metal 5 2/2026 USD 1,556,292 211,578
LME Lead Base Metal 6 2/2026 USD 298,404 (5,647)
LME Lead Base Metal 8 2/2026 USD 397,744 (7,242)
LME Lead Base Metal 8 2/2026 USD 397,616 (7,841)
LME Nickel Base Metal 71 2/2026 USD 7,057,632 620,102
LME Nickel Base Metal 81 2/2026 USD 8,050,736 733,905
LME Zinc Base Metal 1 2/2026 USD 77,522 307
LME Zinc Base Metal 5 2/2026 USD 387,694 5,427
LME Zinc Base Metal 15 2/2026 USD 1,162,590 5,670
Low Sulphur Gasoil 443 2/2026 USD 27,466,000 (344,443)
Mont Belvieu Propane 70 2/2026 USD 1,871,810 (25,957)
Phelix De Base Electricity 12 2/2026 EUR 919,440 (24,238)
SGX IODEX Iron Ore 1,056 2/2026 USD 11,099,616 66,560
Sugar No. 11 116 2/2026 USD 1,950,099 (32,992)
White Sugar 75 2/2026 USD 1,603,125 56,885
Australia 3 Year Bond 2,280 3/2026 AUD 159,756,834 132,004
CBOE Volatility Index 66 3/2026 USD 1,302,708 (104,217)
Coffee 'C' 377 3/2026 USD 49,304,531 (5,549,555)
Copper 391 3/2026 USD 55,541,550 3,913,560
Corn 3,052 3/2026 USD 67,182,150 (1,353,973)
Crude Oil 119 3/2026 USD 7,159,397 (101,895)
DJIA CBOT E-Mini Index 397 3/2026 USD 95,946,960 (1,068,933)
Euro-Bobl 944 3/2026 EUR 128,877,697 (306,911)
Euro-BTP 542 3/2026 EUR 76,530,552 (151,337)
Euro-OAT 477 3/2026 EUR 67,599,185 (202,576)
Euro-Schatz 2,601 3/2026 EUR 326,424,480 215,403
Feeder Cattle 22 3/2026 USD 3,798,575 105,100
FTSE 100 Index 98 3/2026 GBP 13,131,972 130,080
FTSE/JSE Top 40 Index 288 3/2026 ZAR 19,016,696 401,705
FTSE/MIB Index 260 3/2026 EUR 68,830,171 838,635
KC HRW Wheat 402 3/2026 USD 10,346,475 (175,577)
LME Aluminum Base Metal 1,197 3/2026 USD 89,609,515 3,823,748
LME Copper Base Metal 375 3/2026 USD 116,629,688 11,921,567
LME Nickel Base Metal 309 3/2026 USD 30,848,576 3,004,850
LME Zinc Base Metal 602 3/2026 USD 46,939,746 1,086,907
Long Gilt 206 3/2026 GBP 25,371,411 (6,481)
MSCI Emerging Markets Index 1,609 3/2026 USD 113,547,130 2,198,401
NASDAQ 100 E-Mini Index 108 3/2026 USD 54,986,580 (56,790)
Nikkei 225 Index 76 3/2026 JPY 24,453,524 (149,417)
Palladium 37 3/2026 USD 6,110,180 900,413
Robusta Coffee 65 3/2026 USD 2,566,850 (203,603)
Russell 2000 E-Mini Index 486 3/2026 USD 60,701,400 (1,990,482)
S&P 500 E-Mini Index 189 3/2026 USD 65,134,125 22,969
S&P Midcap 400 E-Mini Index 222 3/2026 USD 73,819,440 (1,123,422)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index 307 3/2026 CAD $ 83,290,707 $ 527,612
Silver 75 3/2026 USD 26,476,125 7,562,290
Soybean Oil 97 3/2026 USD 2,826,192 (177,504)
TOPIX Index 211 3/2026 JPY 45,981,135 365,265
U.S. Treasury 10 Year Note 392 3/2026 USD 44,014,250 (201,364)
U.S. Treasury 2 Year Note 933 3/2026 USD 194,778,327 4,138
Wheat 727 3/2026 USD 18,429,450 (942,247)
CBOE Volatility Index 33 4/2026 USD 674,959 (37,848)
Platinum 14 4/2026 USD 1,430,940 (165,299)
Rapeseed 109 4/2026 EUR 2,882,178 (8,325)
CBOE Volatility Index 24 5/2026 USD 500,393 (6,680)
90-Day New Zealand Bill 99 6/2026 NZD 56,638,933 (28,158)
3 Month SARON 576 9/2026 CHF 181,895,215 (103,805)
3 Month SONIA 1,431 9/2026 GBP 465,785,100 99,467
90-Day New Zealand Bill 63 9/2026 NZD 36,031,481 (27,078)
3 Month CORRA 724 12/2026 CAD 128,719,609 (97,049)
3 Month SARON 649 12/2026 CHF 204,906,940 (110,441)
3 Month SOFR 703 12/2026 USD 170,205,088 (5,359)
3 Month SONIA 1,415 12/2026 GBP 460,910,946 201,984
90-Day New Zealand Bill 49 12/2026 NZD 28,010,763 4,590
UK Allowances Carbon Dioxide Emissions 63 12/2026 GBP 5,695,641 591,939
3 Month CORRA 387 3/2027 CAD 68,734,053 (102,059)
3 Month Euro Euribor 515 3/2027 EUR 148,016,073 (181,043)
3 Month SARON 657 3/2027 CHF 207,360,182 (124,835)
3 Month SOFR 549 3/2027 USD 132,981,525 (12,107)
3 Month SONIA 1,431 3/2027 GBP 466,170,883 116,617
3 Month Euro Euribor 508 6/2027 EUR 145,899,728 (247,240)
3 Month SARON 167 6/2027 CHF 52,673,731 (53,020)
3 Month SONIA 504 6/2027 GBP 164,135,019 (20,224)
3 Month Euro Euribor 503 9/2027 EUR 144,367,650 (250,915)
3 Month SONIA 154 9/2027 GBP 50,131,608 34,339
3 Month Euro Euribor 484 12/2027 EUR 138,821,969 (82,904)
3 Month SONIA 148 12/2027 GBP 48,153,492 37,910
3 Month SONIA 151 3/2028 GBP 49,106,678 40,714
Total of long contracts 41,356,778
Short Contracts
CAC 40 10 Euro Index (152) 1/2026 EUR (14,565,523) (49,097)
CBOE Volatility Index (387) 1/2026 USD (6,398,077) 408,901
EURO STOXX 50 Volatility Index (339) 1/2026 EUR (637,428) 118,760
LME Aluminum Base Metal (14) 1/2026 USD (1,041,285) (75,652)
LME Aluminum Base Metal (20) 1/2026 USD (1,487,950) (114,438)
LME Aluminum Base Metal (22) 1/2026 USD (1,638,351) (58,204)
LME Aluminum Base Metal (27) 1/2026 USD (2,005,256) (167,312)
LME Aluminum Base Metal (40) 1/2026 USD (2,969,000) (254,020)
LME Aluminum Base Metal (50) 1/2026 USD (3,716,875) (228,696)
LME Aluminum Base Metal (55) 1/2026 USD (4,092,412) (303,361)
LME Aluminum Base Metal (66) 1/2026 USD (4,912,875) (273,175)
LME Aluminum Base Metal (70) 1/2026 USD (5,215,577) (165,782)
LME Aluminum Base Metal (75) 1/2026 USD (5,587,181) (162,901)
LME Aluminum Base Metal (95) 1/2026 USD (7,066,812) (575,224)
LME Aluminum Base Metal (130) 1/2026 USD (9,579,700) (827,199)
LME Aluminum Base Metal (140) 1/2026 USD (10,425,800) (728,594)
LME Copper Base Metal (7) 1/2026 USD (2,178,431) (252,046)
LME Copper Base Metal (8) 1/2026 USD (2,491,558) (327,379)
LME Copper Base Metal (9) 1/2026 USD (2,803,217) (407,876)
LME Copper Base Metal (15) 1/2026 USD (4,667,317) (497,672)
LME Copper Base Metal (19) 1/2026 USD (5,921,122) (851,259)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (24) 1/2026 USD $ (7,559,022) $ (1,225,110)
LME Copper Base Metal (27) 1/2026 USD (8,404,756) (1,059,130)
LME Copper Base Metal (30) 1/2026 USD (9,349,492) (1,377,416)
LME Copper Base Metal (12) 1/2026 USD (3,736,617) (531,630)
LME Copper Base Metal (12) 1/2026 USD (3,739,917) (577,971)
LME Copper Base Metal (12) 1/2026 USD (3,736,467) (541,559)
LME Copper Base Metal (12) 1/2026 USD (3,734,154) (440,253)
LME Lead Base Metal (2) 1/2026 USD (99,014) 1,680
LME Lead Base Metal (1) 1/2026 USD (49,206) 701
LME Lead Base Metal (1) 1/2026 USD (49,205) 940
LME Lead Base Metal (1) 1/2026 USD (49,345) 697
LME Lead Base Metal (3) 1/2026 USD (147,795) 3,885
LME Lead Base Metal (4) 1/2026 USD (196,901) 3,771
LME Lead Base Metal (8) 1/2026 USD (395,258) 1,015
LME Lead Base Metal (5) 1/2026 USD (247,448) 1,539
LME Lead Base Metal (5) 1/2026 USD (248,068) 4,857
LME Lead Base Metal (19) 1/2026 USD (942,994) 16,502
LME Nickel Base Metal (1) 1/2026 USD (99,273) (7,361)
LME Nickel Base Metal (14) 1/2026 USD (1,389,828) (114,055)
LME Nickel Base Metal (16) 1/2026 USD (1,586,516) (133,847)
LME Nickel Base Metal (23) 1/2026 USD (2,284,533) (182,423)
LME Nickel Base Metal (27) 1/2026 USD (2,681,555) (196,035)
LME Nickel Base Metal (35) 1/2026 USD (3,474,570) (290,611)
LME Nickel Base Metal (47) 1/2026 USD (4,661,057) (378,156)
LME Nickel Base Metal (49) 1/2026 USD (4,865,818) (364,958)
LME Nickel Base Metal (102) 1/2026 USD (10,117,217) (832,621)
LME Zinc Base Metal (12) 1/2026 USD (929,094) (3,936)
LME Zinc Base Metal (16) 1/2026 USD (1,238,268) (18,329)
LME Zinc Base Metal (19) 1/2026 USD (1,469,204) (37,874)
LME Zinc Base Metal (20) 1/2026 USD (1,546,655) (39,477)
LME Zinc Base Metal (21) 1/2026 USD (1,624,119) (52,866)
LME Zinc Base Metal (31) 1/2026 USD (2,393,828) (102,245)
LME Zinc Base Metal (36) 1/2026 USD (2,779,146) (137,754)
LME Zinc Base Metal (22) 1/2026 USD (1,697,339) (31,504)
LME Zinc Base Metal (22) 1/2026 USD (1,698,846) (78,406)
LME Zinc Base Metal (45) 1/2026 USD (3,484,834) (58,165)
LME Zinc Base Metal (49) 1/2026 USD (3,787,431) (149,327)
Natural Gas (150) 1/2026 EUR (3,335,957) (137,627)
NY Harbor ULSD (364) 1/2026 USD (32,433,492) 528,113
OMXS30 Index (811) 1/2026 SEK (25,504,239) (619,029)
RBOB Gasoline (663) 1/2026 USD (47,755,890) 711,569
EURO STOXX 50 Volatility Index (147) 2/2026 EUR (300,593) 28,326
French Base Electricity (2) 2/2026 EUR (111,905) 1,314
LME Aluminum Base Metal (5) 2/2026 USD (372,919) (16,468)
LME Aluminum Base Metal (6) 2/2026 USD (447,577) (18,293)
LME Aluminum Base Metal (8) 2/2026 USD (596,570) (24,151)
LME Aluminum Base Metal (11) 2/2026 USD (820,146) (22,294)
LME Copper Base Metal (1) 2/2026 USD (311,222) (45,147)
LME Copper Base Metal (5) 2/2026 USD (1,556,292) (213,181)
LME Lead Base Metal (6) 2/2026 USD (298,404) 5,180
LME Lead Base Metal (8) 2/2026 USD (397,744) 8,235
LME Lead Base Metal (8) 2/2026 USD (397,616) 8,113
LME Nickel Base Metal (71) 2/2026 USD (7,057,632) (616,724)
LME Nickel Base Metal (81) 2/2026 USD (8,050,736) (717,238)
LME Zinc Base Metal (1) 2/2026 USD (77,522) (10)
LME Zinc Base Metal (5) 2/2026 USD (387,694) (6,331)
LME Zinc Base Metal (15) 2/2026 USD (1,162,590) (4,878)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LNG Japan/Korea Marker (27) 2/2026 USD $ (2,594,970) $ (52,314)
Australia 10 Year Bond (533) 3/2026 AUD (38,928,415) (49,475)
Canada 10 Year Bond (794) 3/2026 CAD (69,886,809) 1,104,392
Canola (274) 3/2026 CAD (2,405,123) 105,114
Cocoa (181) 3/2026 USD (10,977,650) (1,290,583)
Cocoa (234) 3/2026 GBP (13,805,947) (248,469)
Cotton No. 2 (584) 3/2026 USD (18,766,840) 594,456
Crude Palm Oil (261) 3/2026 MYR (6,512,137) 13,135
DAX Index (21) 3/2026 EUR (15,233,236) (244,840)
Euro STOXX 50 Index (62) 3/2026 EUR (4,255,893) (57,359)
EURO STOXX 50 Volatility Index (46) 3/2026 EUR (98,388) 4,749
Euro-Bund (190) 3/2026 EUR (28,493,782) (20,823)
Euro-Buxl (188) 3/2026 EUR (24,329,649) 67,648
Fcoj-a (13) 3/2026 USD (392,340) (85,406)
French Base Electricity (10) 3/2026 EUR (714,038) (30,470)
Japan 10 Year Bond (257) 3/2026 JPY (217,376,979) 1,278,682
LME Aluminum Base Metal (382) 3/2026 USD (28,597,188) (545,031)
LME Copper Base Metal (126) 3/2026 USD (39,187,575) (2,460,243)
LME Lead Base Metal (119) 3/2026 USD (5,972,878) (33,241)
LME Nickel Base Metal (880) 3/2026 USD (87,853,550) (9,137,898)
LME Zinc Base Metal (174) 3/2026 USD (13,567,302) (134,400)
Milling Wheat No. 2 (440) 3/2026 EUR (4,905,872) 49,758
MSCI EAFE Index (179) 3/2026 USD (25,973,795) (73,250)
Phelix De Base Electricity (1) 3/2026 EUR (182,052) (3,291)
Red Wheat (91) 3/2026 USD (2,611,700) 35,978
Soybean (895) 3/2026 USD (46,875,625) 814,041
Soybean Meal (664) 3/2026 USD (19,880,160) 492,276
SPI 200 Index (283) 3/2026 AUD (40,963,745) (390,791)
U.S. Treasury 5 Year Note (377) 3/2026 USD (41,172,524) 128,803
U.S. Treasury Long Bond (354) 3/2026 USD (40,787,437) 123,964
U.S. Treasury Ultra Bond (76) 3/2026 USD (8,925,250) 25,461
3 Month Euro Euribor (27) 6/2026 EUR (7,770,775) (839)
90-Day Australian Bank Bill (553) 6/2026 AUD (365,484,828) 159,708
3 Month CORRA (420) 9/2026 CAD (74,728,972) 1,955
3 Month Euro Euribor (1,215) 9/2026 EUR (349,613,480) 112,808
3 Month SOFR (260) 9/2026 USD (62,848,500) (6,103)
90-Day Australian Bank Bill (503) 9/2026 AUD (332,341,796) 8,112
3 Month Euro Euribor (59) 12/2026 EUR (16,968,448) (3,528)
90-Day Australian Bank Bill (334) 12/2026 AUD (220,647,919) (20,536)
ECX Emission (4) 12/2026 EUR (410,709) (1,170)
French Base Electricity (6) 12/2026 EUR (3,128,575) (61,880)
Italian Base Electricity (4) 12/2026 EUR (3,986,540) (94,070)
Phelix De Base Electricity (2) 12/2026 EUR (1,711,194) (45,126)
90-Day Australian Bank Bill (97) 3/2027 AUD (64,077,255) (14,131)
3 Month CORRA (187) 6/2027 CAD (33,178,518) (25,797)
3 Month SOFR (105) 6/2027 USD (25,431,000) (16,289)
3 Month SOFR (547) 9/2027 USD (132,435,537) 12,504
3 Month SOFR (537) 12/2027 USD (129,947,287) 34,498
3 Month SOFR (574) 3/2028 USD (138,814,725) 126,656
3 Month SOFR (192) 6/2028 USD (46,399,200) 53,364
3 Month SONIA (153) 6/2028 GBP (49,731,318) 14,761
Total of short contracts (25,654,709)
Net unrealized appreciation $ 15,702,069

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 80,775,000 USD 53,283,842 CITI 3/18/2026 $ 625,781
AUD 80,775,000 USD 53,283,736 JPMC 3/18/2026 625,887
CAD 209,451,555 USD 151,827,012 CITI 3/18/2026 1,247,676
CAD 209,451,555 USD 151,826,708 JPMC 3/18/2026 1,247,980
CHF 5,737,000 USD 7,211,502 CITI 3/18/2026 87,027
CHF 5,737,000 USD 7,211,488 JPMC 3/18/2026 87,042
CLP 25,898,581,983 USD 27,883,393 CITI
**
3/18/2026 909,045
CLP 25,898,581,983 USD 27,883,337 JPMC
**
3/18/2026 909,101
CNY 794,723,674 USD 113,150,429 CITI
**
3/18/2026 1,266,384
CNY 794,723,674 USD 113,150,683 JPMC
**
3/18/2026 1,266,130
COP 38,131,330,899 USD 9,831,389 CITI
**
3/18/2026 19,230
COP 38,131,330,899 USD 9,831,370 JPMC
**
3/18/2026 19,250
CZK 2,232,179,314 USD 106,886,699 CITI 3/18/2026 1,816,898
CZK 2,232,179,314 USD 106,886,485 JPMC 3/18/2026 1,817,112
EUR 178,111,932 USD 208,316,007 CITI 3/18/2026 1,708,953
EUR 178,111,930 USD 208,315,588 JPMC 3/18/2026 1,709,369
GBP 49,831,500 USD 66,514,237 CITI 3/18/2026 643,775
GBP 49,831,500 USD 66,514,104 JPMC 3/18/2026 643,909
HUF 16,767,071,169 USD 50,459,562 CITI 3/18/2026 562,350
HUF 16,767,071,169 USD 50,459,461 JPMC 3/18/2026 562,451
INR 850,000,000 USD 9,364,236 CITI
**
3/18/2026 31,587
INR 850,000,000 USD 9,364,217 JPMC
**
3/18/2026 31,606
JPY 4,582,397,748 USD 29,434,437 CITI 3/18/2026 2,592
JPY 4,582,397,752 USD 29,434,379 JPMC 3/18/2026 2,651
KRW 57,876,685,315 USD 39,528,016 CITI
**
3/18/2026 656,056
KRW 57,876,685,315 USD 39,527,937 JPMC
**
3/18/2026 656,135
MXN 281,957,154 USD 15,248,709 CITI 3/18/2026 298,632
MXN 281,957,154 USD 15,248,678 JPMC 3/18/2026 298,662
NZD 63,341,500 USD 36,553,369 CITI 3/18/2026 15,187
NZD 63,341,500 USD 36,553,296 JPMC 3/18/2026 15,260
PEN 100,272,430 USD 29,578,387 CITI
**
3/18/2026 173,585
PEN 100,272,430 USD 29,578,328 JPMC
**
3/18/2026 173,644
PLN 55,840,500 USD 15,531,201 CITI 3/18/2026 17,146
PLN 55,840,500 USD 15,531,170 JPMC 3/18/2026 17,177
SEK 404,000,000 USD 43,664,113 CITI 3/18/2026 384,832
SEK 404,000,000 USD 43,664,026 JPMC 3/18/2026 384,920
SGD 109,801,997 USD 85,343,971 CITI 3/18/2026 480,940
SGD 109,802,003 USD 85,343,805 JPMC 3/18/2026 481,111
THB 50,000,000 USD 1,591,803 CITI 3/18/2026 3,556
THB 50,000,000 USD 1,591,799 JPMC 3/18/2026 3,559
USD 118,545,634 EUR 100,283,500 CITI 3/18/2026 293,938
USD 118,545,871 EUR 100,283,500 JPMC 3/18/2026 294,175
USD 3,049,741 HKD 23,668,500 CITI 3/18/2026 1,564
USD 3,049,747 HKD 23,668,500 JPMC 3/18/2026 1,570
USD 150,798,578 INR 13,539,999,999 CITI
**
3/18/2026 1,128,650
USD 150,798,879 INR 13,539,999,999 JPMC
**
3/18/2026 1,128,951
USD 70,390,306 JPY 10,870,000,000 CITI 3/18/2026 562,122
USD 70,390,447 JPY 10,870,000,000 JPMC 3/18/2026 562,263
USD 8,088,521 NOK 81,501,268 CITI 3/18/2026 5,018
USD 8,088,537 NOK 81,501,268 JPMC 3/18/2026 5,034
USD 22,369,686 PHP 1,317,782,411 CITI
**
3/18/2026 106,457
USD 22,368,813 PHP 1,317,782,411 JPMC
**
3/18/2026 105,584
USD 7,872,657 TWD 247,500,000 CITI
**
3/18/2026 5,649
USD 7,872,672 TWD 247,500,000 JPMC
**
3/18/2026 5,664
ZAR 2,505,158,304 USD 144,708,726 CITI 3/18/2026 5,799,795

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 2,505,158,304 USD 144,708,436 JPMC 3/18/2026 $ 5,800,084
USD 11,715,339 IDR 195,750,225,822 CITI
**
3/25/2026 17,501
USD 11,715,362 IDR 195,750,225,822 JPMC
**
3/25/2026 17,524
Total unrealized appreciation 37,745,731
AUD 40,384,500 USD 27,050,916 CITI 3/18/2026 (98,107)
AUD 40,384,500 USD 27,050,862 JPMC 3/18/2026 (98,053)
BRL 35,139,836 USD 6,426,741 CITI
**
3/18/2026 (120,891)
BRL 35,139,836 USD 6,426,728 JPMC
**
3/18/2026 (120,878)
CAD 69,576,945 USD 50,908,868 CITI 3/18/2026 (59,548)
CAD 69,576,945 USD 50,908,766 JPMC 3/18/2026 (59,446)
CHF 16,208,000 USD 20,722,683 CITI 3/18/2026 (103,097)
CHF 16,208,000 USD 20,722,642 JPMC 3/18/2026 (103,055)
COP 62,977,380,289 USD 16,398,498 CITI
**
3/18/2026 (129,297)
COP 62,977,380,289 USD 16,398,466 JPMC
**
3/18/2026 (129,267)
EUR 54,770,574 USD 64,731,122 CITI 3/18/2026 (147,085)
EUR 54,770,574 USD 64,730,993 JPMC 3/18/2026 (146,956)
GBP 18,958,000 USD 25,614,386 CITI 3/18/2026 (64,651)
GBP 18,958,000 USD 25,614,334 JPMC 3/18/2026 (64,600)
HUF 215,740,186 USD 656,664 CITI 3/18/2026 (170)
HUF 215,740,186 USD 656,662 JPMC 3/18/2026 (169)
JPY 16,870,781,007 USD 109,306,927 CITI 3/18/2026 (930,111)
JPY 16,870,781,003 USD 109,306,709 JPMC 3/18/2026 (929,892)
MXN 288,042,846 USD 15,916,808 CITI 3/18/2026 (33,898)
MXN 288,042,846 USD 15,916,776 JPMC 3/18/2026 (33,866)
NZD 156,230,000 USD 90,590,339 CITI 3/18/2026 (395,042)
NZD 156,230,000 USD 90,590,158 JPMC 3/18/2026 (394,860)
PEN 7,011,184 USD 2,081,720 CITI
**
3/18/2026 (1,422)
PEN 7,011,184 USD 2,081,716 JPMC
**
3/18/2026 (1,418)
PLN 28,648,500 USD 7,981,062 CITI 3/18/2026 (4,114)
PLN 28,648,500 USD 7,981,047 JPMC 3/18/2026 (4,098)
SEK 22,000,000 USD 2,402,514 CITI 3/18/2026 (3,809)
SEK 22,000,000 USD 2,402,509 JPMC 3/18/2026 (3,804)
SGD 50,843,500 USD 39,774,839 CITI 3/18/2026 (33,859)
SGD 50,843,500 USD 39,774,759 JPMC 3/18/2026 (33,780)
THB 232,500,000 USD 7,497,558 CITI 3/18/2026 (79,144)
THB 232,500,000 USD 7,497,543 JPMC 3/18/2026 (79,129)
TWD 2,271,710,208 USD 72,992,942 CITI
**
3/18/2026 (784,610)
TWD 2,271,710,208 USD 72,992,796 JPMC
**
3/18/2026 (784,462)
USD 149,823,491 AUD 230,339,956 CITI 3/18/2026 (3,906,502)
USD 149,823,790 AUD 230,339,956 JPMC 3/18/2026 (3,906,202)
USD 79,550,511 CAD 110,664,173 CITI 3/18/2026 (1,326,825)
USD 79,550,670 CAD 110,664,173 JPMC 3/18/2026 (1,326,666)
USD 160,376,760 CHF 127,728,654 CITI 3/18/2026 (2,117,814)
USD 160,377,081 CHF 127,728,654 JPMC 3/18/2026 (2,117,494)
USD 46,616,322 CZK 964,000,000 CITI 3/18/2026 (328,951)
USD 46,616,416 CZK 964,000,000 JPMC 3/18/2026 (328,858)
USD 94,353,997 EUR 80,684,501 CITI 3/18/2026 (787,068)
USD 94,354,184 EUR 80,684,499 JPMC 3/18/2026 (786,880)
USD 110,393,920 GBP 83,628,250 CITI 3/18/2026 (2,312,040)
USD 110,394,141 GBP 83,628,250 JPMC 3/18/2026 (2,311,819)
USD 11,130,003 ILS 36,172,250 CITI 3/18/2026 (231,540)
USD 11,130,025 ILS 36,172,250 JPMC 3/18/2026 (231,518)
USD 19,032,054 INR 1,732,500,000 CITI
**
3/18/2026 (118,843)
USD 19,032,092 INR 1,732,500,000 JPMC
**
3/18/2026 (118,805)
USD 18,060,126 JPY 2,820,000,000 CITI 3/18/2026 (55,374)
USD 18,060,162 JPY 2,820,000,000 JPMC 3/18/2026 (55,338)
USD 3,715,516 KRW 5,450,000,000 CITI
**
3/18/2026 (68,446)
USD 3,715,523 KRW 5,450,000,000 JPMC
**
3/18/2026 (68,439)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 107,352 MXN 1,992,984 CITI 3/18/2026 $ (2,543)
USD 107,352 MXN 1,992,984 JPMC 3/18/2026 (2,543)
USD 63,827,175 NOK 651,180,282 CITI 3/18/2026 (758,544)
USD 63,827,303 NOK 651,180,282 JPMC 3/18/2026 (758,416)
USD 186,914,268 NZD 325,857,421 CITI 3/18/2026 (1,210,977)
USD 186,914,642 NZD 325,857,421 JPMC 3/18/2026 (1,210,603)
USD 7,406,947 PHP 439,260,803 CITI
**
3/18/2026 (14,130)
USD 7,406,400 PHP 439,260,803 JPMC
**
3/18/2026 (14,676)
USD 811,831 PLN 2,963,847 CITI 3/18/2026 (13,429)
USD 811,832 PLN 2,963,847 JPMC 3/18/2026 (13,428)
USD 67,445,385 SEK 640,625,000 CITI 3/18/2026 (2,403,267)
USD 67,445,520 SEK 640,625,000 JPMC 3/18/2026 (2,403,132)
USD 228,861,385 SGD 295,625,708 CITI 3/18/2026 (2,209,549)
USD 228,861,846 SGD 295,625,713 JPMC 3/18/2026 (2,209,092)
USD 75,387,887 THB 2,414,193,453 CITI 3/18/2026 (1,642,172)
USD 75,388,038 THB 2,414,193,453 JPMC 3/18/2026 (1,642,021)
USD 1,457,369 TWD 46,000,000 CITI
**
3/18/2026 (4,782)
USD 1,457,372 TWD 46,000,000 JPMC
**
3/18/2026 (4,779)
USD 9,025,074 ZAR 150,500,000 CITI 3/18/2026 (16,883)
USD 9,025,092 ZAR 150,500,000 JPMC 3/18/2026 (16,865)
USD 16,170,044 IDR 271,250,225,822 CITI
**
3/25/2026 (39,598)
USD 16,170,076 IDR 271,250,225,822 JPMC
**
3/25/2026 (39,566)
Total unrealized depreciation (45,113,005)
Net unrealized depreciation $ (7,367,274)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 55,430,964 $ 55,430,964
CITG
Cash – 1,009,672 1,009,672
CITI
Investment Companies 22,684,224 – 22,684,224
GSCO
Cash – 7,384,636 7,384,636
GSIN
U.S. Treasury Bills 8,270,847 – 8,270,847
JPMC
Cash (7,862) – (7,862)
Investment Companies 21,814,011 – 21,814,011
U.S. Treasury Bills 3,669,475 – 3,669,475
JPMS
Cash – 14,785,711 14,785,711
MLIN
Cash (760,816) – (760,816)
MSCL
Cash – 19,419,570 19,419,570
MSCS
Cash (440,000) – (440,000)
U.S. Treasury Bills 23,823,222 – 23,823,222
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 8,260,260 $ 8,260,260
JPPC
Cash – 14,521,687 14,521,687
MSCL
Cash – 15,182,900 15,182,900

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 215.3%
COMMON STOCKS - 138.7%
Australia - 2 .7%
AGL Energy Ltd. (2)(a) 71,928 445,714
ALS Ltd. (2)(a) 10,947 160,370
ANZ Group Holdings Ltd. (2)(a) 31,187 754,027
Aristocrat Leisure Ltd. (2)(a) 10,215 395,468
Aurizon Holdings Ltd. (2)(a) 11,728 28,538
BHP Group Ltd. (2)(a) 100,088 3,020,569
Brambles Ltd. (2)(a) 55,604 849,091
Computershare Ltd. (2)(a) 13,322 301,924
Dyno Nobel Ltd. (2)(a) 92,505 197,725
Evolution Mining Ltd. (2)(a) 288,641 2,415,562
Harvey Norman Holdings Ltd. (2)(a) 30,259 139,724
IGO Ltd. (2)*(a) 169,645 924,539
JB Hi-Fi Ltd. (2)(a) 23,697 1,516,896
Liontown Ltd. (2)*(a) 208,496 218,331
Mineral Resources Ltd. (2)*(a) 25,931 936,058
Northern Star Resources Ltd. (2)(a) 141,669 2,493,042
Orica Ltd. (2)(a) 87,096 1,406,691
PLS Group Ltd. (2)*(a) 378,858 1,061,308
Pro Medicus Ltd. (2)(a) 8,097 1,189,151
QBE Insurance Group Ltd. (2)(a) 33,049 437,550
SEEK Ltd. (2)(a) 44,488 683,166
SGH Ltd. (2)(a) 5,358 165,370
South32 Ltd. (2)(a) 636,620 1,506,947
Technology One Ltd. (2)(a) 41,158 763,337
Westpac Banking Corp. (2)(a) 43,440 1,114,737
Whitehaven Coal Ltd. (2)(a) 211,668 1,089,561
Worley Ltd. (2)(a) 24,777 206,908
24,422,304
Belgium - 0 .9%
Ageas SA/NV (2)(a) 4,013 281,154
Anheuser-Busch InBev SA/NV (2)
(a) 36,511 2,343,314
KBC Group NV (2)(a) 12,995 1,692,417
Liberty Global Ltd., Class A *(a) 201,394 2,243,529
UCB SA (2)(a) 3,576 996,369
Umicore SA (2)(a) 12,971 271,145
7,827,928
Brazil - 0 .2%
Wheaton Precious Metals Corp. (a) 10,996 1,292,714
Yara International ASA (2)(a) 11,596 474,532
1,767,246
Canada - 3 .6%
Agnico Eagle Mines Ltd. (a) 8,433 1,430,086
Alamos Gold, Inc., Class A (a) 20,295 783,676
ARC Resources Ltd. (a) 17,723 332,496
AtkinsRealis Group, Inc. (a) 7,179 463,414
Bank of Nova Scotia (The) (a) 35,996 2,654,821
Barrick Mining Corp. (a) 44,935 1,957,425
Canadian Imperial Bank of
Commerce (a) 10,329 936,387
Canadian Natural Resources Ltd.
(a) 4,317 146,222
Capital Power Corp. (a) 2,668 113,811
Capstone Copper Corp. *(a) 14,573 146,309
INVESTMENTS SHARES VALUE ($)
Canada - 3.6% (continued)
Celestica, Inc. *(a) 13,098 3,874,482
Cenovus Energy, Inc. (a) 58,140 983,579
Empire Co. Ltd., Class A (a) 22,691 788,907
Fairfax Financial Holdings Ltd. (a) 721 1,374,126
Finning International, Inc. (a) 18,751 1,016,001
George Weston Ltd. (a) 13,569 936,103
iA Financial Corp., Inc. (a) 5,364 694,969
Kinross Gold Corp. (a) 79,355 2,235,157
Loblaw Cos. Ltd. (a) 7,940 358,950
Lundin Gold, Inc. (a) 10,872 903,155
Magna International, Inc. (a) 26,127 1,392,818
Manulife Financial Corp. (a) 56,752 2,060,777
Metro, Inc., Class A (a) 9,928 714,573
Pan American Silver Corp. (a) 19,577 1,014,972
Quebecor, Inc., Class B (a) 11,344 427,296
Royal Bank of Canada (a) 18,540 3,160,668
Saputo, Inc. (a) 12,299 370,166
Stantec, Inc. (a) 2,179 205,620
Suncor Energy, Inc. (a) 18,714 830,612
TMX Group Ltd. (a) 6,104 232,277
Toronto-Dominion Bank (The) (a) 8,147 767,838
33,307,693
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2)
(a) 55,000 279,125
Yangzijiang Shipbuilding Holdings
Ltd. (2) 684,100 1,848,090
2,127,215
Denmark - 1 .4%
Carlsberg A/S, Class B (2)(a) 4,246 555,731
Danske Bank A/S (2)(a) 86,876 4,338,265
Genmab A/S (2)*(a) 5,307 1,645,086
ISS A/S (2)(a) 58,184 1,982,313
Jyske Bank A/S (Registered) (2)(a) 3,732 510,760
Orsted A/S (2)*(a)(b) 6,572 125,455
Pandora A/S (2)(a) 5,617 621,162
Royal Unibrew A/S (2)(a) 1,942 175,241
Vestas Wind Systems A/S (2)(a) 32,930 890,665
Zealand Pharma A/S (2)*(a) 22,010 1,599,077
12,443,755
Finland - 1 .1%
Elisa OYJ (2)(a) 7,960 352,754
Fortum OYJ (2)(a) 49,517 1,051,539
Kone OYJ, Class B (2)(a) 10,156 719,481
Konecranes OYJ (2)(a) 5,275 577,642
Metso OYJ (2)(a) 15,513 269,913
Nordea Bank Abp (2)(a) 112,935 2,124,789
Wartsila OYJ Abp (2)(a) 146,938 5,202,283
10,298,401
France - 5 .1%
Air France-KLM (2)*(a) 54,183 732,278
Amundi SA (2)(a)(b) 3,313 273,819
AXA SA (2)(a) 4,141 198,690
BNP Paribas SA (2)(a) 102,015 9,651,336
Bouygues SA (2)(a) 4,622 240,276
Carrefour SA (2)(a) 145,153 2,421,962

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 5.1% (continued)
Credit Agricole SA (2)(a) 248,568 5,117,488
Danone SA (2)(a) 13,218 1,192,252
Dassault Aviation SA (2)(a) 4,190 1,343,338
Eiffage SA (2)(a) 14,344 2,055,200
Engie SA (2)(a) 48,147 1,264,790
Forvia SE (2)*(a) 12,004 190,489
Gaztransport Et Technigaz SA (2)(a) 1,362 249,909
Ipsen SA (2)(a) 1,333 185,993
Orange SA (2)(a) 128,153 2,138,434
Renault SA (2)(a) 29,426 1,218,009
Rexel SA (2)(a) 6,534 256,278
Safran SA (2)(a) 5,442 1,895,542
SCOR SE (2)(a) 17,676 595,022
Societe Generale SA (2)(a) 57,078 4,595,008
Thales SA (2)(a) 8,804 2,375,018
TotalEnergies SE (2)(a) 80,424 5,243,484
Valeo SE (2)(a) 151,466 2,055,538
Veolia Environnement SA (2)(a) 5,523 192,187
Vinci SA (2)(a) 9,692 1,363,501
47,045,841
Germany - 3 .4%
adidas AG (2)(a) 15,686 3,104,040
Aurubis AG (2)(a) 2,995 433,531
Bayer AG (Registered) (2)(a) 28,579 1,239,636
Bayerische Motoren Werke AG (2)
(a) 1,262 136,845
Commerzbank AG (2)(a) 113,544 4,792,080
Continental AG (2)(a) 14,067 1,116,399
Daimler Truck Holding AG (2)(a) 30,997 1,342,559
Deutsche Bank AG (Registered)
(2)(a) 114,538 4,414,196
Deutsche Lufthansa AG
(Registered) (2)(a) 435,716 4,280,446
E.ON SE (2)(a) 11,030 208,852
Freenet AG (2)(a) 55,480 1,911,137
Fresenius Medical Care AG (2)(a) 24,278 1,159,652
Heidelberg Materials AG (2)(a) 2,494 646,587
HUGO BOSS AG (2)(a) 26,550 1,118,731
KION Group AG (2)(a) 17,692 1,397,972
Knorr-Bremse AG (2)(a) 2,549 282,792
Mercedes-Benz Group AG (2)(a) 16,668 1,155,461
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,017 669,274
Nemetschek SE (2)(a) 153 16,553
RWE AG (2)(a) 17,657 935,589
Schaeffler AG (2)(a) 7,563 73,632
Scout24 SE (2)(a)(b) 2,423 243,366
Talanx AG (2)(a) 2,833 376,333
31,055,663
Hong Kong - 0 .1%
HKT Trust & HKT Ltd. (2)(a) 75,000 111,057
Sun Hung Kai Properties Ltd. (2)(a) 14,000 170,468
WH Group Ltd. (2)(a)(b) 210,000 233,943
515,468
INVESTMENTS SHARES VALUE ($)
Italy - 2 .5%
A2A SpA (2)(a) 129,832 351,310
Amplifon SpA (2)(a) 8,652 138,712
Azimut Holding SpA (2)(a) 16,360 681,522
Banca Monte dei Paschi di Siena
SpA (2)(a) 190,026 2,023,245
Coca-Cola HBC AG (2)(a) 1,511 78,169
Enel SpA (2)(a) 352,073 3,660,622
Eni SpA (2)(a) 50,864 964,184
Fincantieri SpA (2)*(a) 7,195 139,808
Hera SpA (2)(a) 42,298 199,451
Intesa Sanpaolo SpA (2)(a) 300,832 2,078,781
Italgas SpA (2)(a) 100,293 1,118,628
Leonardo SpA (2)(a) 39,782 2,275,552
Pirelli & C SpA (2)(a)(b) 172,623 1,178,793
Poste Italiane SpA (2)(a)(b) 91,787 2,304,211
Prysmian SpA (2)(a) 11,209 1,118,180
Snam SpA (2)(a) 64,437 428,176
Telecom Italia SpA (2)*(a) 853,503 512,745
UniCredit SpA (2)(a) 23,402 1,938,310
Unipol Assicurazioni SpA (2)(a) 68,641 1,646,811
22,837,210
Ivory Coast - 0 .2%
Endeavour Mining plc (2)(a) 28,752 1,502,220
Japan - 18 .1%
Advantest Corp. (2)(a) 16,500 2,086,391
Aisin Corp. (2)(a) 31,800 595,813
ANA Holdings, Inc. (2)(a) 107,300 2,037,809
Asahi Intecc Co. Ltd. (2)(a) 87,100 1,632,732
Astellas Pharma, Inc. (2)(a) 372,600 4,959,125
Bandai Namco Holdings, Inc. (2)(a) 100,900 2,685,563
Brother Industries Ltd. (2)(a) 105,200 2,101,657
Central Japan Railway Co. (2)(a) 58,600 1,623,220
Chubu Electric Power Co., Inc. (2)
(a) 145,900 2,247,811
Concordia Financial Group Ltd. (2)
(a) 272,400 2,251,936
CyberAgent, Inc. (2)(a) 71,900 612,662
Dai Nippon Printing Co. Ltd. (2)(a) 82,100 1,413,269
Dai-ichi Life Holdings, Inc. (2)(a) 46,600 387,273
Daiichi Sankyo Co. Ltd. (2)(a) 6,600 140,148
ENEOS Holdings, Inc. (2)(a) 259,800 1,838,112
Fuji Electric Co. Ltd. (2)(a) 5,700 432,260
Fujikura Ltd. (2)(a) 14,500 1,607,984
Fujitsu Ltd. (2)(a) 30,100 827,236
Fukuoka Financial Group, Inc. (2)
(a) 80,500 2,603,817
Hirose Electric Co. Ltd. (2)(a) 3,900 431,592
Hitachi Ltd. (2)(a) 70,300 2,204,718
Honda Motor Co. Ltd. (2)(a) 101,000 991,282
Hoya Corp. (2)(a) 8,600 1,304,359
Idemitsu Kosan Co. Ltd. (2)(a) 46,900 355,093
Iida Group Holdings Co. Ltd. (2)(a) 17,800 286,081
Inpex Corp. (2)(a) 92,800 1,856,050
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 226,600 3,291,387
Japan Airlines Co. Ltd. (2)(a) 86,200 1,598,642
Japan Post Insurance Co. Ltd. (2)
(a) 28,900 869,126

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 18.1% (continued)
JFE Holdings, Inc. (2)(a) 122,700 1,564,289
Kajima Corp. (2)(a) 67,500 2,516,907
Kansai Electric Power Co., Inc.
(The) (2)(a) 209,800 3,294,844
Kawasaki Heavy Industries Ltd. (2)
(a) 23,400 1,551,806
Kinden Corp. (2)(a) 61,400 2,663,369
Kirin Holdings Co. Ltd. (2)(a) 66,500 995,439
Kobe Steel Ltd. (2)(a) 195,500 2,583,297
Kyocera Corp. (2)(a) 10,100 141,589
Kyoto Financial Group, Inc. (2)(a) 29,300 641,702
Kyushu Electric Power Co., Inc. (2)
(a) 161,500 1,732,639
Marubeni Corp. (2)(a) 81,100 2,258,635
Mazda Motor Corp. (2)(a) 34,400 265,644
Mitsubishi Electric Corp. (2)(a) 17,200 501,498
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 60,300 957,026
Mitsui & Co. Ltd. (2)(a) 83,500 2,479,728
Mitsui Chemicals, Inc. (2)(a) 68,200 872,081
Mitsui Kinzoku Co. Ltd. (2)(a) 15,400 1,736,913
Mitsui OSK Lines Ltd. (2)(a) 4,900 147,316
Mizuho Financial Group, Inc. (2)(a) 95,400 3,481,581
MS&AD Insurance Group Holdings,
Inc. (2)(a) 71,600 1,680,955
Murata Manufacturing Co. Ltd. (2)
(a) 56,000 1,157,406
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 87,800 1,879,148
Nippon Steel Corp. (2)(a) 416,400 1,703,931
Nippon Yusen KK (2)(a) 15,000 485,874
Niterra Co. Ltd. (2)(a) 42,600 1,876,883
Nomura Holdings, Inc. (2)(a) 581,100 4,840,836
NTT, Inc. (2)(a) 1,796,000 1,813,046
Obayashi Corp. (2)(a) 191,200 4,001,417
Oji Holdings Corp. (2)(a) 221,600 1,216,647
Open House Group Co. Ltd. (2)(a) 8,000 469,595
Oracle Corp. Japan (2)(a) 1,500 126,074
ORIX Corp. (2)(a) 85,000 2,486,019
Osaka Gas Co. Ltd. (2)(a) 28,200 979,862
Otsuka Corp. (2)(a) 42,100 867,496
Otsuka Holdings Co. Ltd. (2)(a) 59,700 3,376,586
Panasonic Holdings Corp. (2)(a) 179,200 2,323,156
Rakuten Group, Inc. (2)*(a) 484,200 3,102,739
Recruit Holdings Co. Ltd. (2)(a) 33,600 1,888,037
Resona Holdings, Inc. (2)(a) 361,000 3,435,897
Ricoh Co. Ltd. (2)(a) 57,100 502,425
Ryohin Keikaku Co. Ltd. (2)(a) 46,200 815,775
Sanwa Holdings Corp. (2)(a) 34,700 903,525
Seiko Epson Corp. (2)(a) 98,300 1,245,878
Seven & i Holdings Co. Ltd. (2)(a) 94,800 1,361,993
Shimamura Co. Ltd. (2)(a) 12,000 781,891
Shimizu Corp. (2)(a) 222,200 3,793,775
Shizuoka Financial Group, Inc. (2)
(a) 196,300 3,047,895
SoftBank Group Corp. (2)(a) 30,000 841,600
Sojitz Corp. (2)(a) 101,760 3,164,721
Sony Financial Group, Inc. *(a) 12,000 12,717
Square Enix Holdings Co. Ltd. (a) 57,000 1,040,548
Subaru Corp. (2)(a) 103,500 2,228,482
INVESTMENTS SHARES VALUE ($)
Japan - 18.1% (continued)
Sumitomo Corp. (2)(a) 99,100 3,430,099
Sumitomo Electric Industries Ltd.
(2)(a) 101,500 4,088,145
Sumitomo Metal Mining Co. Ltd.
(2)(a) 13,000 520,566
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 207,700 6,329,629
T&D Holdings, Inc. (2)(a) 35,600 821,760
Taisei Corp. (2)(a) 17,000 1,611,106
TBS Holdings, Inc. (2)(a) 37,500 1,383,973
TDK Corp. (2)(a) 89,900 1,271,883
Tokio Marine Holdings, Inc. (2)(a) 20,600 761,502
Tokyo Century Corp. (2)(a) 37,200 482,318
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 211,900 891,022
Tokyo Gas Co. Ltd. (2)(a) 50,900 2,017,903
Toyo Suisan Kaisha Ltd. (2)(a) 14,400 987,863
Toyota Tsusho Corp. (2)(a) 48,700 1,642,125
USS Co. Ltd. (2)(a) 75,500 826,167
Yamazaki Baking Co. Ltd. (2)(a) 68,300 1,433,070
Yokogawa Electric Corp. (2)(a) 91,700 2,940,871
Zensho Holdings Co. Ltd. (2)(a) 3,700 212,023
166,764,305
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 20,250 929,870
Netherlands - 1 .0%
ABN AMRO Bank NV, CVA (2)(a)(b) 40,971 1,431,481
Argenx SE (2)*(a) 2,081 1,755,415
ASM International NV (2)(a) 344 208,256
ASML Holding NV (2)(a) 1,427 1,537,621
Koninklijke Ahold Delhaize NV (2)
(a) 6,739 276,345
Koninklijke Vopak NV (2)(a) 6,342 282,597
NN Group NV (2)(a) 48,839 3,767,668
SBM Offshore NV (2)(a) 5,812 167,223
9,426,606
Nigeria - 0 .2%
Airtel Africa plc (2)(a)(b) 349,106 1,672,306
Norway - 0 .5%
Kongsberg Gruppen ASA (2)(a) 71,464 1,831,285
Mowi ASA (2)(a) 9,112 219,189
Norsk Hydro ASA (2)(a) 170,496 1,316,088
Storebrand ASA (2)(a) 16,796 287,056
Telenor ASA (2)(a) 31,388 456,521
Vend Marketplaces ASA (a) 5,234 145,389
4,255,528
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 653,318 687,721

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0 .3%
DBS Group Holdings Ltd. (2) 23,400 1,025,029
Singapore Technologies
Engineering Ltd. (2) 95,100 621,392
Singapore Telecommunications
Ltd. (2) 345,600 1,222,733
2,869,154
Spain - 0 .9%
ACS Actividades de Construccion y
Servicios SA (2)(a) 8,527 846,436
Aena SME SA (2)(a)(b) 21,119 590,083
Banco Santander SA (2)(a) 109,922 1,293,836
Bankinter SA (2)(a) 19,215 318,492
CaixaBank SA (2)(a) 79,187 968,150
Enagas SA (2)(a) 26,531 410,009
Endesa SA (a) 4,325 155,684
Fluidra SA (2)(a) 16,006 433,635
Indra Sistemas SA (2)(a) 18,065 1,026,911
Repsol SA (2)(a) 89,661 1,672,933
Unicaja Banco SA (2)(a)(b) 167,668 545,592
8,261,761
Sweden - 2 .6%
Alfa Laval AB (2)(a) 18,547 929,972
Autoliv, Inc. (a) 40,085 4,758,090
Boliden AB (2)*(a) 19,781 1,095,794
Electrolux AB, Class B (2)*(a) 50,889 349,243
Hexagon AB, Class B (2)(a) 46,056 542,480
Saab AB, Class B (2)(a) 23,143 1,342,762
Sandvik AB (2)(a) 51,076 1,649,811
SSAB AB, Class B (2)(a) 21,390 160,157
Svenska Handelsbanken AB, Class
A (2)(a) 9,665 140,022
Swedbank AB, Class A (2)(a) 102,973 3,572,653
Swedish Orphan Biovitrum AB
(2)*(a) 4,057 145,594
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 596,413 5,804,314
Telia Co. AB (2)(a) 792,053 3,385,209
23,876,101
Switzerland - 2 .2%
ABB Ltd. (Registered) (2)(a) 70,722 5,213,453
Adecco Group AG (Registered) (2)
(a) 40,043 1,153,239
Avolta AG (2)*(a) 17,002 1,002,776
Flughafen Zurich AG (Registered)
(2)(a) 5,804 1,837,339
Givaudan SA (Registered) (2)(a) 547 2,164,069
Kuehne + Nagel International AG
(Registered) (2)(a) 5,083 1,090,076
Logitech International SA
(Registered) (2)(a) 9,233 937,316
Schindler Holding AG (2)(a) 1,218 458,047
Swissquote Group Holding SA
(Registered) (2)(a) 1,839 1,116,522
Temenos AG (Registered) (2)(a) 15,820 1,573,328
Zurich Insurance Group AG (2)(a) 4,435 3,355,976
19,902,141
INVESTMENTS SHARES VALUE ($)
Thailand - 0 .1%
Fabrinet *(a)(c) 2,084 948,804
United Kingdom - 3 .4%
Aviva plc (2)(a) 27,279 250,828
Babcock International Group plc
(2)(a) 18,737 312,249
Barclays plc (2)(a) 245,958 1,574,409
Beazley plc (2)(a) 11,507 128,678
British American Tobacco plc (2)(a) 18,122 1,027,348
Burberry Group plc (2)*(a) 62,273 1,058,893
Centrica plc (2)(a) 812,445 1,852,423
CK Hutchison Holdings Ltd. (2)(a) 28,000 190,357
Compass Group plc (2)(a) 4,494 142,393
Convatec Group plc (2)(a)(b) 69,816 227,943
easyJet plc (2)(a) 414,257 2,841,790
Entain plc (2)(a) 30,464 313,147
Halma plc (2)(a) 4,256 202,010
Harbour Energy plc (2)(a) 145,143 381,869
ICG plc (2)(a) 12,092 333,451
IMI plc (2)(a) 11,803 393,711
Imperial Brands plc (2)(a) 30,595 1,284,690
InterContinental Hotels Group plc
(2)(a) 7,376 1,036,541
International Consolidated Airlines
Group SA (2)(a) 358,274 1,989,284
Intertek Group plc (2)(a) 2,171 134,638
ITV plc (2)(a) 211,302 233,059
Kingfisher plc (2)(a) 37,507 157,888
Lloyds Banking Group plc (2)(a) 718,106 949,849
Man Group plc (2)(a) 53,876 165,453
Marks & Spencer Group plc (2)(a) 116,581 518,790
NatWest Group plc (2)(a) 232,790 2,042,100
Next plc (2)(a) 1,066 196,251
Pearson plc (2)(a) 17,892 252,976
RELX plc (2)(a) 24,754 997,260
Rolls-Royce Holdings plc (2)(a) 154,825 2,394,479
Sage Group plc (The) (2)(a) 19,861 288,868
Taylor Wimpey plc (2)(a) 148,309 214,604
TechnipFMC plc (a) 90,999 4,054,916
Tesco plc (2)(a) 164,051 975,583
Vodafone Group plc (2)(a) 1,127,128 1,502,472
Weir Group plc (The) (2)(a) 2,723 104,081
30,725,281
United States - 87 .8%
3M Co. (a) 7,950 1,272,795
Abercrombie & Fitch Co., Class A
*(a) 64,892 8,167,956
Accenture plc, Class A (a) 2,528 678,262
Acerinox SA (2)(a) 78,265 1,158,488
Acuity, Inc. (a) 2,533 911,981
Adobe, Inc. *(a) 15,134 5,296,749
ADT, Inc. (a) 235,752 1,902,519
Aegon Ltd. (2)(a) 210,698 1,638,452
AES Corp. (The) (a) 26,134 374,762
Agilent Technologies, Inc. (a) 13,154 1,789,865
Air Lease Corp., Class A (a) 11,286 724,900
Airbnb, Inc., Class A *(a) 46,105 6,257,371
Akamai Technologies, Inc. *(a) 18,701 1,631,662
Albemarle Corp. (a)(c) 8,431 1,192,481

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Albertsons Cos., Inc., Class A (a)(c) 8,820 151,439
Alcoa Corp. (a) 70,122 3,726,283
Alexandria Real Estate Equities,
Inc., REIT (a) 27,431 1,342,473
Align Technology, Inc. *(a) 12,733 1,988,258
Allegion plc (a) 6,537 1,040,821
Allison Transmission Holdings, Inc.
(a) 20,367 1,993,929
Allstate Corp. (The) (a) 10,766 2,240,943
Amdocs Ltd. (a) 3,026 243,623
Amentum Holdings, Inc. *(a)(c) 31,181 904,249
Ameren Corp. (a) 10,927 1,091,170
American Airlines Group, Inc. *(a)(c) 16,620 254,785
American Electric Power Co., Inc.
(a) 9,349 1,078,033
American Homes 4 Rent, Class A,
REIT (a) 46,654 1,497,593
American International Group, Inc.
(a) 47,914 4,099,043
American Tower Corp., REIT (a) 21,320 3,743,152
American Water Works Co., Inc. (a) 2,248 293,364
Ameriprise Financial, Inc. (a) 11,888 5,829,162
Antero Resources Corp. *(a) 13,874 478,098
AP Moller - Maersk A/S, Class B
(2)(a) 1,582 3,629,981
Apellis Pharmaceuticals, Inc. *(a)(c) 8,597 215,957
Applied Industrial Technologies,
Inc. (a) 3,253 835,273
AppLovin Corp., Class A *(a)(c) 1,687 1,136,734
AptarGroup, Inc. (a) 1,134 138,303
Aramark (a) 60,501 2,230,067
Ashland, Inc. (a)(c) 25,197 1,478,308
Associated Banc-Corp. (a)(c) 20,438 526,483
Assured Guaranty Ltd. (a) 13,860 1,245,598
AT&T, Inc. (a) 24,875 617,895
ATI, Inc. *(a) 14,850 1,704,186
Atlassian Corp., Class A *(a) 30,382 4,926,137
Atmos Energy Corp. (a)(c) 17,631 2,955,485
AutoNation, Inc. *(a) 8,707 1,797,821
AutoZone, Inc. *(a) 193 654,560
Avantor, Inc. *(a) 108,273 1,240,809
Avery Dennison Corp. (a)(c) 2,200 400,136
Avnet, Inc. (a) 7,439 357,667
Axalta Coating Systems Ltd. *(a) 49,105 1,586,583
Axis Capital Holdings Ltd. (a) 37,405 4,005,701
Ball Corp. (a) 61,795 3,273,281
Bank of America Corp. (a) 35,089 1,929,895
Bank of New York Mellon Corp.
(The) (a) 26,194 3,040,861
Bath & Body Works, Inc. (a) 71,506 1,435,840
Becton Dickinson & Co. (a) 706 137,013
BellRing Brands, Inc. *(a) 130,789 3,495,990
Best Buy Co., Inc. (a)(c) 54,082 3,619,708
Biogen, Inc. *(a) 3,769 663,306
BioMarin Pharmaceutical, Inc. *(a) 52,428 3,115,796
Boeing Co. (The) *(a)(c) 4,354 945,340
Booking Holdings, Inc. (a) 151 808,655
BorgWarner, Inc. (a) 20,867 940,267
Boston Beer Co., Inc. (The), Class
A *(a) 3,540 690,760
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
BP plc (2)(a) 33,992 198,240
Bright Horizons Family Solutions,
Inc. *(a) 1,369 138,817
Brink's Co. (The) (a) 2,049 239,180
Bristol-Myers Squibb Co. (a) 161,706 8,722,422
Brixmor Property Group, Inc., REIT
(a) 5,425 142,244
Broadridge Financial Solutions,
Inc. (a) 1,567 349,707
Brunswick Corp. (a) 18,303 1,358,815
Bunge Global SA (a) 11,310 1,007,495
Buzzi SpA (2)(a) 18,138 1,096,462
CACI International, Inc., Class A
*(a) 2,536 1,351,206
Caesars Entertainment, Inc. *(a)(c) 45,322 1,060,082
Camden Property Trust, REIT (a) 8,569 943,276
Capital One Financial Corp. (a) 14,682 3,558,330
CarMax, Inc. *(a) 46,990 1,815,694
Carnival Corp. *(a) 143,223 4,374,030
Carpenter Technology Corp. (a) 4,086 1,286,436
Caterpillar, Inc. (a) 7,043 4,034,723
Cboe Global Markets, Inc. (a)(c) 805 202,055
Centene Corp. *(a) 153,048 6,297,925
CF Industries Holdings, Inc. (a) 11,876 918,490
CH Robinson Worldwide, Inc. (a) 5,669 911,348
Charter Communications, Inc.,
Class A *(a)(c) 1,610 336,088
Chemed Corp. (a) 320 136,915
Chipotle Mexican Grill, Inc., Class
A *(a) 64,269 2,377,953
Chubb Ltd. (a) 21,812 6,807,961
Ciena Corp. *(a) 8,623 2,016,661
Cigna Group (The) (a) 17,149 4,719,919
Citigroup, Inc. (a) 50,293 5,868,690
Citizens Financial Group, Inc. (a) 68,887 4,023,690
Clorox Co. (The) (a) 1,401 141,263
CMS Energy Corp. (a)(c) 14,939 1,044,684
CNH Industrial NV (a)(c) 186,467 1,719,226
CNO Financial Group, Inc. (a) 21,637 918,923
CNX Resources Corp. *(a)(c) 34,268 1,260,034
Coca-Cola Consolidated, Inc. (a) 23,039 3,531,879
Coherent Corp. *(a) 3,925 724,437
Comcast Corp., Class A (a) 119,910 3,584,110
Comfort Systems USA, Inc. (a) 4,564 4,259,536
ConocoPhillips (a) 31,735 2,970,713
Cooper Cos., Inc. (The) *(a)(c) 5,345 438,076
COPT Defense Properties, REIT (a) 33,623 934,719
Corebridge Financial, Inc. (a) 105,308 3,177,142
Corning, Inc. (a)(c) 5,386 471,598
Corpay, Inc. *(a) 850 255,791
Corteva, Inc. (a) 10,501 703,882
Crane Co. (a) 11,680 2,154,142
Crown Holdings, Inc. (a)(c) 29,214 3,008,166
CubeSmart, REIT (a) 61,180 2,205,539
Cummins, Inc. (a) 11,681 5,962,566
Curtiss-Wright Corp. (a) 3,817 2,104,198
Cytokinetics, Inc. *(a)(c) 2,205 140,106
Danaher Corp. (a) 930 212,896
Dayforce, Inc. *(a) 2,668 184,519
Deckers Outdoor Corp. *(a) 23,725 2,459,571

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Dell Technologies, Inc., Class C (a) 13,494 1,698,625
Delta Air Lines, Inc. (a) 58,051 4,028,739
Devon Energy Corp. (a) 13,922 509,963
Dexcom, Inc. *(a) 16,042 1,064,708
Dillard's, Inc., Class A (a) 1,038 629,381
Docusign, Inc., Class A *(a) 1,979 135,364
DoubleVerify Holdings, Inc. *(a) 63,359 724,827
Dover Corp. (a) 25,218 4,923,562
Dow, Inc. (a)(c) 28,156 658,287
DTE Energy Co. (a) 8,925 1,151,147
DXC Technology Co. *(a)(c) 99,716 1,460,839
Dynatrace, Inc. *(a) 3,128 135,568
Eagle Materials, Inc. (a) 738 152,530
East West Bancorp, Inc. (a) 17,868 2,008,185
Ecolab, Inc. (a) 3,670 963,448
Edison International (a) 116,856 7,013,697
Edwards Lifesciences Corp. *(a) 13,373 1,140,048
Elastic NV *(a) 37,827 2,853,669
Eli Lilly & Co. (a) 2,372 2,549,141
EMCOR Group, Inc. (a) 5,765 3,526,969
Encompass Health Corp. (a) 3,422 363,211
EnerSys (a) 5,547 814,022
Envista Holdings Corp. *(a)(c) 11,767 255,462
EPR Properties, REIT (a) 32,480 1,620,752
Equinix, Inc., REIT (a) 2,270 1,739,183
Equitable Holdings, Inc. (a)(c) 19,759 941,516
Essent Group Ltd. (a) 6,324 411,123
Etsy, Inc. *(a) 2,534 140,485
Euronet Worldwide, Inc. *(a)(c) 19,713 1,500,356
Evercore, Inc., Class A (a) 8,464 2,879,876
Eversource Energy (a) 17,045 1,147,640
Everus Construction Group, Inc.
*(a)(c) 6,751 577,616
Exelixis, Inc. *(a) 98,665 4,324,487
ExlService Holdings, Inc. *(a) 52,748 2,238,625
Expedia Group, Inc. (a) 10,462 2,963,989
Experian plc (2)(a) 8,562 386,031
Exxon Mobil Corp. (a) 7,227 869,697
F&G Annuities & Life, Inc. 2,391 73,762
Fair Isaac Corp. *(a) 579 978,869
Federated Hermes, Inc., Class B
(a)(c) 26,941 1,402,818
FedEx Corp. (a) 22,737 6,567,810
Fidelity National Financial, Inc. (a) 42,468 2,318,328
Fidelity National Information
Services, Inc. (a)(c) 9,130 606,780
First Solar, Inc. *(a)(c) 6,786 1,772,707
FirstCash Holdings, Inc. (a) 4,460 710,835
Fiserv, Inc. *(a) 41,719 2,802,265
Flex Ltd. *(a) 11,666 704,860
Flowers Foods, Inc. (a) 76,605 833,462
Flowserve Corp. (a) 10,425 723,287
Fluor Corp. *(a) 58,957 2,336,466
FNB Corp. (a)(c) 45,550 778,905
Ford Motor Co. (a) 138,726 1,820,085
Fortinet, Inc. *(a) 54,060 4,292,905
Freeport-McMoRan, Inc. (a) 43,880 2,228,665
Freshpet, Inc. *(a)(c) 3,336 203,262
FTI Consulting, Inc. *(a) 5,785 988,252
Gap, Inc. (The) (a) 61,616 1,577,370
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Garmin Ltd. (a) 3,459 701,658
Gartner, Inc. *(a) 16,233 4,095,261
Gates Industrial Corp. plc *(a) 14,634 314,192
GE HealthCare Technologies, Inc.
(a) 3,933 322,585
GE Vernova, Inc. (a) 682 445,735
General Dynamics Corp. (a) 12,296 4,139,571
General Motors Co. (a) 43,260 3,517,903
Genpact Ltd. (a) 35,931 1,680,852
Genuine Parts Co. (a)(c) 4,232 520,367
Gitlab, Inc., Class A *(a)(c) 44,057 1,653,459
GLOBALFOUNDRIES, Inc. *(a) 25,804 901,076
Globe Life, Inc. (a) 3,945 551,748
Globus Medical, Inc., Class A *(a)(c) 1,582 138,124
GoDaddy, Inc., Class A *(a) 59,463 7,378,169
Goldman Sachs Group, Inc. (The)
(a)(c) 4,082 3,588,078
Goodyear Tire & Rubber Co. (The)
*(a)(c) 299,841 2,626,607
Graham Holdings Co., Class B (a) 692 760,231
Grand Canyon Education, Inc. *(a) 2,558 425,421
Greif, Inc., Class A (a) 2,960 200,392
GSK plc (2)(a) 60,282 1,477,947
Haemonetics Corp. *(a) 38,828 3,112,064
Halliburton Co. (a)(c) 4,961 140,198
Halozyme Therapeutics, Inc. *(a)(c) 23,195 1,561,024
Hanover Insurance Group, Inc.
(The) (a) 9,883 1,806,316
Hartford Insurance Group, Inc.
(The) (a) 11,548 1,591,314
Hasbro, Inc. (a) 68,723 5,635,286
HCA Healthcare, Inc. (a) 5,750 2,684,445
HealthEquity, Inc. *(a) 6,465 592,259
Hewlett Packard Enterprise Co. (a) 78,272 1,880,093
Highwoods Properties, Inc., REIT
(a)(c) 13,416 346,401
Holcim AG (2)(a) 56,551 5,505,258
Hologic, Inc. *(a) 6,380 475,246
Host Hotels & Resorts, Inc., REIT
(a) 35,507 629,539
Howard Hughes Holdings, Inc. *(a)
(c) 5,751 458,757
Huntington Ingalls Industries, Inc.
(a) 1,387 471,677
Huntsman Corp. (a) 46,581 465,810
IAC, Inc. *(a)(c) 21,017 821,765
Illinois Tool Works, Inc. (a) 3,094 762,052
Illumina, Inc. *(a)(c) 49,182 6,450,711
Incyte Corp. *(a) 24,551 2,424,902
Ingredion, Inc. (a) 16,897 1,863,063
Insmed, Inc. *(a) 4,016 698,945
Intel Corp. *(a)(c) 74,330 2,742,777
International Bancshares Corp. (a)
(c) 6,255 415,582
Invesco Ltd. (a) 44,639 1,172,667
Invitation Homes, Inc., REIT (a) 24,102 669,795
IQVIA Holdings, Inc. *(a) 19,910 4,487,913
Iridium Communications, Inc. (a)(c) 36,869 640,783
Iron Mountain, Inc., REIT (a) 5,357 444,363
ITT, Inc. (a) 7,283 1,263,673

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Jacobs Solutions, Inc. (a)(c) 5,634 746,280
Janus Henderson Group plc (a) 17,687 841,371
Jazz Pharmaceuticals plc *(a) 16,365 2,782,050
JB Hunt Transport Services, Inc. (a) 19,967 3,880,387
Jefferies Financial Group, Inc. (a) 40,986 2,539,902
Johnson Controls International plc
(a)(c) 23,503 2,814,484
Jones Lang LaSalle, Inc. *(a) 11,688 3,932,661
KB Home (a) 13,228 746,191
KBR, Inc. (a) 16,050 645,210
Kemper Corp. (a) 34,155 1,384,644
Kinder Morgan, Inc. (a)(c) 5,210 143,223
Kirby Corp. *(a)(c) 2,244 247,244
Knight-Swift Transportation
Holdings, Inc., Class A (a) 15,748 823,305
Kraft Heinz Co. (The) (a)(c) 5,607 135,970
Kroger Co. (The) (a)(c) 2,220 138,706
Kyndryl Holdings, Inc. *(a) 35,325 938,232
Lam Research Corp. (a) 29,343 5,022,935
Lamar Advertising Co., Class A,
REIT (a)(c) 18,702 2,367,299
Landstar System, Inc. (a) 6,074 872,834
Lantheus Holdings, Inc. *(a)(c) 33,136 2,205,201
Las Vegas Sands Corp. (a) 55,497 3,612,300
Lear Corp. (a) 4,506 516,388
Leidos Holdings, Inc. (a) 13,034 2,351,334
Leonardo DRS, Inc. (a) 10,690 364,422
Lincoln Electric Holdings, Inc. (a) 4,803 1,150,991
Lincoln National Corp. (a) 23,332 1,038,974
Lineage, Inc., REIT (a) 90,937 3,182,795
LivaNova plc *(a) 34,356 2,113,925
LKQ Corp. (a)(c) 60,517 1,827,613
Lockheed Martin Corp. (a) 293 141,715
Lowe's Cos., Inc. (a) 2,908 701,293
Lucid Group, Inc. *(a)(c) 11,665 123,299
Lyft, Inc., Class A *(a) 113,850 2,205,275
LyondellBasell Industries NV, Class
A (a)(c) 52,893 2,290,267
Manhattan Associates, Inc. *(a) 7,798 1,351,471
ManpowerGroup, Inc. (a) 11,263 334,849
MarketAxess Holdings, Inc. (a) 7,697 1,395,081
Marvell Technology, Inc. (a) 42,593 3,619,553
Marzetti Co. (The) (a) 8,467 1,392,144
Masco Corp. (a) 7,629 484,136
Masimo Corp. *(a)(c) 6,921 900,145
MasTec, Inc. *(a) 2,657 577,552
Matador Resources Co. (a) 7,122 302,258
Mattel, Inc. *(a) 14,792 293,473
McKesson Corp. (a) 3,697 3,032,612
Medical Properties Trust, Inc., REIT
(a) 166,110 830,550
Medpace Holdings, Inc. *(a)(c) 6,973 3,916,385
Merck & Co., Inc. (a) 70,111 7,379,884
Meta Platforms, Inc., Class A (a) 6,927 4,572,443
MetLife, Inc. (a) 53,962 4,259,760
MGIC Investment Corp. (a) 24,675 721,004
MGM Resorts International *(a) 20,381 743,703
Micron Technology, Inc. (a) 25,033 7,144,669
Middleby Corp. (The) *(a) 8,089 1,202,592
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Millrose Properties, Inc., Class A,
REIT (a) 6,543 195,439
Molina Healthcare, Inc. *(a) 940 163,128
Molson Coors Beverage Co., Class
B (a)(c) 41,606 1,942,168
MongoDB, Inc., Class A *(a)(c) 3,332 1,398,407
Morningstar, Inc. (a) 9,280 2,016,637
Mosaic Co. (The) (a) 132,160 3,183,734
MSCI, Inc., Class A (a) 1,559 894,445
Mueller Industries, Inc. (a) 39,413 4,524,612
Murphy USA, Inc. (a) 2,240 903,885
Natera, Inc. *(a) 7,614 1,744,291
National Fuel Gas Co. (a) 4,537 363,232
nCino, Inc. *(a) 15,469 396,625
Nestle SA (Registered) (2)(a) 1,396 138,566
Neurocrine Biosciences, Inc. *(a) 2,407 341,385
New Jersey Resources Corp. (a)(c) 35,533 1,638,782
New York Times Co. (The), Class
A (a) 41,704 2,895,092
Newell Brands, Inc. (a) 122,263 454,818
NewMarket Corp. (a) 1,385 951,855
Newmont Corp. (a) 46,078 4,600,888
News Corp., Class A (a)(c) 15,799 412,670
NiSource, Inc. (a)(c) 21,009 877,336
Northern Trust Corp. (a) 6,689 913,651
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 14,784 329,979
Novartis AG (Registered) (2)(a) 64,413 8,875,853
Nutanix, Inc., Class A *(a)(c) 92,252 4,768,506
Occidental Petroleum Corp. (a)(c) 20,955 861,670
OGE Energy Corp. (a) 34,368 1,467,514
Old Republic International Corp. (a) 39,040 1,781,786
Omega Healthcare Investors, Inc.,
REIT (a) 55,767 2,472,709
Omnicom Group, Inc. (a) 18,646 1,505,665
OneMain Holdings, Inc. (a) 13,133 887,134
Onto Innovation, Inc. *(a) 16,508 2,605,953
Organon & Co. (a) 371,473 2,663,461
Ovintiv, Inc. (a) 24,702 968,071
Packaging Corp. of America (a) 3,407 702,626
Palantir Technologies, Inc., Class
A *(a) 10,692 1,900,503
Palo Alto Networks, Inc. *(a)(c) 1,017 187,331
Park Hotels & Resorts, Inc., REIT
(a) 33,465 350,044
PayPal Holdings, Inc. (a) 44,805 2,615,716
PBF Energy, Inc., Class A (a) 7,738 209,855
Pegasystems, Inc. (a) 20,762 1,239,907
Penn Entertainment, Inc. *(a) 103,347 1,524,368
Penske Automotive Group, Inc. (a)
(c) 2,698 427,066
Pentair plc (a) 17,662 1,839,321
Penumbra, Inc. *(a) 4,278 1,330,073
PepsiCo, Inc. (a) 19,831 2,846,145
Pfizer, Inc. (a) 5,427 135,132
PG&E Corp. (a) 431,732 6,937,933
Philip Morris International, Inc. (a) 17,722 2,842,609
Phillips 66 (a) 13,418 1,731,459
Pilgrim's Pride Corp. (a) 17,792 693,710
Pinnacle Financial Partners, Inc. (a) 45,831 4,372,736

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
PNC Financial Services Group, Inc.
(The) (a) 15,239 3,180,836
Polaris, Inc. (a) 32,529 2,057,459
Popular, Inc. (a) 17,119 2,131,658
Portland General Electric Co. (a) 83,081 3,987,057
Primerica, Inc. (a) 2,255 582,602
Principal Financial Group, Inc. (a) 23,737 2,093,841
Prologis, Inc., REIT (a)(c) 2,359 301,150
Prosperity Bancshares, Inc. (a) 8,457 584,463
QUALCOMM, Inc. (a) 3,889 665,213
Ralph Lauren Corp., Class A (a) 2,004 708,634
Raymond James Financial, Inc. (a) 18,723 3,006,727
Regeneron Pharmaceuticals, Inc.
(a) 2,567 1,981,390
Reinsurance Group of America,
Inc. (a) 14,033 2,855,154
RenaissanceRe Holdings Ltd. (a) 6,385 1,795,207
RingCentral, Inc., Class A *(a)(c) 32,484 938,138
Rivian Automotive, Inc., Class A
*(a)(c) 101,443 1,999,442
Robert Half, Inc. (a) 3,727 101,225
Robinhood Markets, Inc., Class A
*(a)(c) 6,794 768,401
Roivant Sciences Ltd. *(a) 27,118 588,461
Roku, Inc., Class A *(a) 15,732 1,706,765
Ross Stores, Inc. (a) 7,708 1,388,519
RPM International, Inc. (a) 17,966 1,868,464
RTX Corp. (a) 2,260 414,484
Ryder System, Inc. (a) 10,332 1,977,441
Sabra Health Care REIT, Inc., REIT
(a)(c) 60,492 1,145,718
Salesforce, Inc. (a) 16,679 4,418,434
Sandisk Corp. *(a) 6,416 1,523,030
Sarepta Therapeutics, Inc. *(a)(c) 129,920 2,795,878
SBA Communications Corp., REIT
(a) 11,685 2,260,230
Science Applications International
Corp. (a) 33,730 3,395,262
Scotts Miracle-Gro Co. (The) (a) 24,228 1,413,704
Seagate Technology Holdings plc
(a)(c) 9,225 2,540,473
Selective Insurance Group, Inc. (a) 41,039 3,433,733
SentinelOne, Inc., Class A *(a) 79,686 1,195,290
Service Corp. International (a) 13,024 1,015,481
ServiceNow, Inc. *(a) 8,275 1,267,647
SharkNinja, Inc. *(a)(c) 5,683 635,928
Shell plc (2)(a) 24,965 920,016
Signify NV (2)(a)(b) 47,591 1,170,334
Silicon Laboratories, Inc. *(a)(c) 2,932 383,212
Simon Property Group, Inc., REIT
(a) 5,802 1,074,008
Smurfit WestRock plc (a)(c) 109,986 4,253,159
Snap, Inc., Class A *(a)(c) 418,818 3,379,861
Snap-on, Inc. (a) 4,610 1,588,606
Solventum Corp. *(a) 13,838 1,096,523
Sotera Health Co. *(a) 98,225 1,732,689
SOUTHSTATE BANK Corp. (a) 2,593 244,027
Southwest Airlines Co. (a)(c) 51,825 2,141,927
Southwest Gas Holdings, Inc. (a) 9,289 743,306
Sprouts Farmers Market, Inc. *(a)(c) 46,655 3,717,004
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
SS&C Technologies Holdings, Inc.
(a) 16,906 1,477,923
State Street Corp. (a) 7,547 973,638
STERIS plc (a) 9,878 2,504,271
Stifel Financial Corp. (a) 26,073 3,264,861
Stryker Corp. (a) 4,042 1,420,642
Sun Communities, Inc., REIT (a) 1,124 139,275
Take-Two Interactive Software, Inc.
*(a) 8,720 2,232,582
Tapestry, Inc. (a) 14,855 1,898,023
Target Corp. (a) 13,491 1,318,745
Taylor Morrison Home Corp., Class
A *(a) 79,666 4,689,937
TD SYNNEX Corp. (a) 16,098 2,418,403
Tenet Healthcare Corp. *(a) 16,962 3,370,689
Teradata Corp. *(a)(c) 42,151 1,283,076
Teradyne, Inc. (a) 708 137,040
Texas Capital Bancshares, Inc. *(a) 21,108 1,911,118
Texas Roadhouse, Inc., Class A (a) 9,306 1,544,796
Textron, Inc. (a) 57,398 5,003,384
TJX Cos., Inc. (The) (a) 13,484 2,071,277
T-Mobile US, Inc. (a) 698 141,722
Toll Brothers, Inc. (a) 17,919 2,423,007
Toro Co. (The) (a) 1,884 148,308
Trade Desk, Inc. (The), Class A *(a)
(c) 3,706 140,680
Tradeweb Markets, Inc., Class A (a) 1,309 140,770
Travel + Leisure Co. (a) 24,668 1,739,834
Travelers Cos., Inc. (The) (a) 17,686 5,130,001
Trimble, Inc. *(a)(c) 14,710 1,152,529
Truist Financial Corp. (a) 38,933 1,915,893
Tyson Foods, Inc., Class A (a) 20,734 1,215,427
Ulta Beauty, Inc. *(a)(c) 1,278 773,203
Ultragenyx Pharmaceutical, Inc. *(a) 38,794 892,262
Union Pacific Corp. (a) 9,117 2,108,944
United Airlines Holdings, Inc. *(a) 34,091 3,812,056
United Parcel Service, Inc., Class
B (a) 22,768 2,258,358
United Therapeutics Corp. *(a) 7,134 3,476,042
Universal Health Services, Inc.,
Class B (a) 7,686 1,675,702
Unum Group (a) 8,865 687,038
US Bancorp (a) 32,521 1,735,321
US Foods Holding Corp. *(a)(c) 6,335 477,152
Vail Resorts, Inc. (a) 6,473 859,614
Valmont Industries, Inc. (a)(c) 2,272 914,071
Veeva Systems, Inc., Class A *(a) 6,562 1,464,835
Ventas, Inc., REIT (a) 5,034 389,531
Veralto Corp. (a) 17,077 1,703,943
VeriSign, Inc. (a) 13,186 3,203,539
Verisk Analytics, Inc., Class A (a) 4,610 1,031,211
Vertiv Holdings Co., Class A (a) 15,174 2,458,340
VF Corp. (a)(c) 74,710 1,350,757
Viatris, Inc. (a) 69,633 866,931
VICI Properties, Inc., Class A, REIT
(a) 4,960 139,475
Viking Holdings Ltd. *(a) 21,524 1,537,029
Virtu Financial, Inc., Class A (a)(c) 15,497 516,360
Vornado Realty Trust, REIT (a)(c) 83,794 2,788,664
Walmart, Inc. (a) 3,585 399,405

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 87.8% (continued)
Warner Music Group Corp., Class
A (a)(c) 61,941 1,899,730
Wayfair, Inc., Class A *(a)(c) 13,397 1,345,193
WEC Energy Group, Inc. (a) 7,236 763,109
Wells Fargo & Co. (a) 16,852 1,570,606
Wendy's Co. (The) (a) 43,038 358,507
WESCO International, Inc. (a)(c) 6,860 1,678,230
West Pharmaceutical Services,
Inc. (a) 5,917 1,628,003
Western Alliance Bancorp (a)(c) 1,593 133,924
Western Digital Corp. (a)(c) 6,292 1,083,923
Western Union Co. (The) (a)(c) 136,658 1,272,286
Westinghouse Air Brake
Technologies Corp. (a) 13,221 2,822,022
WEX, Inc. *(a)(c) 15,444 2,300,847
Wintrust Financial Corp. (a) 1,135 158,696
Woodward, Inc. (a) 4,122 1,246,163
WP Carey, Inc., REIT (a) 11,534 742,328
WW Grainger, Inc. (a) 142 143,285
Wynn Resorts Ltd. (a) 11,878 1,429,280
Zebra Technologies Corp., Class A
*(a)(c) 560 135,979
Zions Bancorp NA (a) 7,605 445,197
Zoom Communications, Inc., Class
A *(a) 38,676 3,337,352
805,816,112
TOTAL COMMON STOCKS
(Cost $1,084,217,156) 1,271,286,634
PREFERRED STOCKS - 0.4%
Germany - 0 .4%
Henkel AG & Co. KGaA
(Preference) (2)(a) 1,679 136,981
Volkswagen AG (Preference) (2)(a) 28,740 3,507,394
TOTAL PREFERRED STOCKS
(Cost $3,359,795)                                                     3,644,375
SHORT-TERM INVESTMENTS - 75.7%
INVESTMENT COMPANIES - 28 .3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 25,364,146 25,364,146
Limited Purpose Cash Investment
Fund, 3.78% (d) 233,833,894 233,833,894
TOTAL INVESTMENT COMPANIES
(Cost $259,198,510) 259,198,040
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 47 .4%
U.S. Treasury Bills
4.23%, 1/8/2026 (2)(f) $ 4,344,000 4,341,485
4.21%, 1/15/2026 (2)(f) 45,180,000 45,122,257
4.20%, 1/22/2026 (2)(f) 27,764,000 27,709,192
4.06%, 2/5/2026 (2)(f) 203,000 202,321
4.03%, 2/19/2026 (2)(f) 5,547,000 5,520,645
3.99%, 2/26/2026 (2)(f) 13,973,000 13,896,389
3.80%, 3/12/2026 (2)(f) 7,977,000 7,922,779
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 47.4% (continued)
3.78%, 3/19/2026 (2)(f) $ 18,286,000 18,149,859
3.78%, 3/26/2026 (2)(f) 86,917,000 86,212,159
3.79%, 4/2/2026 (2)(f) 65,556,000 64,973,603
3.75%, 4/16/2026 (2)(f) 7,000,000 6,928,736
3.73%, 4/23/2026 (2)(f) 26,648,000 26,357,751
3.71%, 4/30/2026 (2)(f)(g) 33,223,000 32,838,998
3.77%, 5/7/2026 (2)(f) 2,020,000 1,995,218
3.76%, 5/14/2026 (2)(f)(g) 32,104,000 31,692,560
3.78%, 5/21/2026 (2)(f)(g) 3,802,000 3,750,573
3.65%, 6/11/2026 (2)(f) 3,847,000 3,787,488
3.56%, 6/18/2026 (2)(f)(g) 23,132,000 22,756,645
3.55%, 6/25/2026 (2)(f)(g) 23,867,000 23,464,716
3.56%, 7/2/2026 (2)(f) 7,379,000 7,248,957
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $434,670,608) 434,872,331
TOTAL SHORT-TERM INVESTMENTS
(Cost $693,869,118) 694,070,371
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.5%
Put Option s - 0 .5%
Over-the-Counter
Equity Index Options - 0 .4%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 156,077,400
Expiration Date: 6/18/2026 (2) 228 3,594,340
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 240,773,175 995,515
TOTAL PURCHASED OPTIONS
(Cost $5,116,541) 4,589,855
TOTAL LONG POSITIONS
(Cost $1,786,562,610) 1,973,591,235
SHARES
SHORT POSITIONS - (148.9)%
COMMON STOCKS - (148.5)%
Australia - ( 4 .6 ) %
Ampol Ltd. (2) (22,039) (468,404)
Atlas Arteria Ltd. (2) (259,770) (844,910)
BlueScope Steel Ltd. (2) (75,770) (1,209,862)
CAR Group Ltd. (2) (37,085) (759,548)
Cleanaway Waste Management
Ltd. (2) (509,562) (878,501)
Cochlear Ltd. (2) (13,276) (2,304,969)
Coles Group Ltd. (2) (123,732) (1,768,534)
Commonwealth Bank of Australia
(2) (31,107) (3,320,331)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (4.6)% (continued)
CSL Ltd. (2) (20,819) (2,395,882)
Endeavour Group Ltd. (2) (222,197) (541,746)
Glencore plc (2) (56,853) (310,796)
Lendlease Corp. Ltd. (2) (54,965) (189,919)
Lynas Rare Earths Ltd. (2) (316,453) (2,595,368)
Macquarie Group Ltd. (2) (11,237) (1,518,458)
Medibank Pvt Ltd. (2) (647,692) (2,067,021)
New Hope Corp. Ltd. (2) (87,856) (235,691)
NEXTDC Ltd. (2) (306,852) (2,554,842)
Ramsay Health Care Ltd. (2) (91,966) (2,102,851)
REA Group Ltd. (2) (5,988) (729,967)
Reece Ltd. (2) (28,251) (251,470)
Rio Tinto plc (2) (9,791) (788,675)
Santos Ltd. (2) (426,504) (1,751,733)
Suncorp Group Ltd. (2) (61,615) (723,304)
Telix Pharmaceuticals Ltd. (2) (58,024) (433,755)
Telstra Group Ltd. (2) (726,114) (2,355,923)
Transurban Group (2) (116,246) (1,100,106)
Treasury Wine Estates Ltd. (2) (394,382) (1,376,156)
Washington H Soul Pattinson & Co.
Ltd. (2) (38,656) (956,479)
Wesfarmers Ltd. (2) (22,434) (1,208,588)
WiseTech Global Ltd. (2) (69,856) (3,175,971)
Woodside Energy Group Ltd. (2) (18,268) (284,846)
Woolworths Group Ltd. (2) (44,562) (871,856)
(42,076,462)
Austria - ( 0 .1 ) %
Mondi plc (2) (41,129) (501,782)
Belgium - ( 0 .2 ) %
D'ieteren Group (2) (4,189) (754,528)
Financiere de Tubize SA (2) (1,153) (281,383)
Lotus Bakeries NV (2) (75) (690,347)
(1,726,258)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (2,024) (4,076,862)
Canada - ( 5 .2 ) %
Alimentation Couche-Tard, Inc. (25,205) (1,376,538)
AltaGas Ltd. (42,401) (1,292,836)
Bank of Montreal (21,133) (2,744,495)
BCE, Inc. (97,009) (2,313,996)
Bombardier, Inc., Class B (8,018) (1,364,033)
Brookfield Renewable Corp. (3,358) (128,810)
CAE, Inc. (19,247) (585,312)
Cameco Corp. (6,483) (593,628)
Canadian National Railway Co. (7,274) (719,424)
Canadian Pacific Kansas City Ltd. (5,467) (402,492)
Canadian Utilities Ltd., Class A (24,545) (764,131)
CGI, Inc. (20,533) (1,896,597)
Constellation Software, Inc. (438) (1,053,523)
Descartes Systems Group, Inc.
(The) (11,135) (976,843)
Dollarama, Inc. (4,075) (609,046)
Element Fleet Management Corp. (27,722) (728,118)
Emera, Inc. (9,528) (469,545)
Equinox Gold Corp. (13,518) (189,984)
Franco-Nevada Corp. (10,391) (2,153,906)
Gildan Activewear, Inc. (32,578) (2,036,259)
INVESTMENTS SHARES VALUE ($)
Canada - (5.2)% (continued)
Hydro One Ltd. (b) (44,565) (1,774,093)
Imperial Oil Ltd. (6,508) (562,252)
Keyera Corp. (43,754) (1,402,627)
Onex Corp. (1,715) (141,143)
Open Text Corp. (14,113) (459,620)
Pembina Pipeline Corp. (95,141) (3,624,584)
RB Global, Inc. (19,274) (1,984,342)
Restaurant Brands International,
Inc. (4,303) (293,628)
Rogers Communications, Inc.,
Class B (124,448) (4,697,570)
Shopify, Inc., Class A (25,243) (4,064,480)
Thomson Reuters Corp. (30,638) (4,043,176)
Whitecap Resources, Inc. (149,040) (1,248,741)
WSP Global, Inc. (4,830) (874,541)
(47,570,313)
Chile - ( 0 .2 ) %
Lundin Mining Corp. (64,179) (1,379,389)
China - ( 0 .1 ) %
Prosus NV (2) (16,274) (1,007,669)
Denmark - ( 1 .9 ) %
Coloplast A/S, Class B (2) (27,667) (2,372,037)
Demant A/S (2) (23,845) (803,445)
DSV A/S (2) (18,734) (4,718,280)
GN Store Nord A/S (2) (6,274) (104,280)
Novo Nordisk A/S, Class B (2) (100,916) (5,118,305)
Novonesis Novozymes, Class B (2) (59,589) (3,812,536)
ROCKWOOL A/S, Class B (2) (8,400) (295,125)
(17,224,008)
Finland - ( 0 .2 ) %
Neste OYJ (2) (30,420) (688,195)
Sampo OYJ, Class A (2) (36,323) (439,465)
UPM-Kymmene OYJ (2) (7,608) (219,943)
Valmet OYJ (2) (3,264) (107,868)
(1,455,471)
France - ( 3 .8 ) %
Accor SA (2) (31,544) (1,778,339)
Aeroports de Paris SA (2) (3,776) (492,752)
Air Liquide SA (2) (3,914) (735,652)
Airbus SE (2) (9,411) (2,185,460)
Alstom SA (2) (18,293) (539,679)
Arkema SA (2) (11,894) (724,864)
BioMerieux (2) (4,812) (622,648)
Bollore SE (2) (109,271) (614,107)
Bureau Veritas SA (2) (44,644) (1,420,252)
Capgemini SE (2) (16,031) (2,661,919)
Cie de Saint-Gobain SA (2) (15,915) (1,618,427)
Cie Generale des Etablissements
Michelin SCA (2) (47,225) (1,565,329)
Dassault Systemes SE (2) (159,581) (4,458,413)
Edenred SE (2) (20,678) (457,107)
FDJ UNITED (2) (28,659) (793,303)
Hermes International SCA (2) (1,459) (3,622,479)
Kering SA (2) (2,007) (701,322)
L'Oreal SA (2) (4,877) (2,093,774)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (3.8)% (continued)
LVMH Moet Hennessy Louis Vuitton
SE (2) (218) (164,314)
Pernod Ricard SA (2) (40,316) (3,452,112)
Publicis Groupe SA (2) (5,258) (546,031)
Remy Cointreau SA (2) (9,863) (422,514)
SEB SA (2) (2,554) (147,203)
Sodexo SA (2) (18,771) (961,751)
SOITEC (2) (4,684) (126,561)
SPIE SA (2) (21,884) (1,261,644)
Teleperformance SE (2) (5,955) (430,963)
(34,598,919)
Germany - ( 3 .6 ) %
Auto1 Group SE (2)(b) (16,135) (511,596)
BASF SE (2) (37,244) (1,959,727)
Beiersdorf AG (2) (15,968) (1,753,562)
Brenntag SE (2) (20,224) (1,173,884)
CTS Eventim AG & Co. KGaA (2) (20,656) (1,890,899)
Deutsche Post AG (2) (31,304) (1,706,873)
Deutsche Telekom AG (Registered)
(2) (27,789) (904,561)
GEA Group AG (2) (2,815) (190,244)
Hannover Rueck SE (2) (3,503) (1,090,068)
Hensoldt AG (2) (18,285) (1,566,098)
Infineon Technologies AG (2) (31,513) (1,374,943)
Merck KGaA (2) (29,775) (4,249,584)
MTU Aero Engines AG (2) (2,776) (1,150,730)
Puma SE (2) (5,711) (148,219)
Rational AG (2) (239) (184,530)
RENK Group AG (2) (9,400) (585,821)
Rheinmetall AG (2) (1,389) (2,534,084)
SAP SE (2) (15,397) (3,740,986)
Siemens AG (Registered) (2) (2,339) (655,099)
Siemens Healthineers AG (2)(b) (34,599) (1,813,598)
Symrise AG, Class A (2) (31,117) (2,521,148)
TeamViewer SE (2)(b) (21,330) (150,175)
Wacker Chemie AG (2) (1,574) (127,129)
Zalando SE (2)(b) (29,621) (874,029)
(32,857,587)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (24,887) (382,839)
Italy - ( 2 .4 ) %
BPER Banca SpA (2) (302,644) (4,089,471)
Brunello Cucinelli SpA (2) (8,888) (1,019,433)
DiaSorin SpA (2) (5,776) (463,566)
ERG SpA (2) (13,704) (352,602)
Ferrari NV (2) (16,648) (6,186,634)
FinecoBank Banca Fineco SpA (2) (16,237) (420,693)
Generali (2) (78,854) (3,295,184)
Infrastrutture Wireless Italiane SpA
(2)(b) (171,047) (1,582,902)
Interpump Group SpA (2) (2,494) (135,666)
Moncler SpA (2) (16,172) (1,033,718)
Recordati Industria Chimica e
Farmaceutica SpA (2) (4,027) (228,608)
Reply SpA (2) (1,149) (153,845)
Technoprobe SpA (2) (18,173) (258,594)
INVESTMENTS SHARES VALUE ($)
Italy - (2.4)% (continued)
Terna - Rete Elettrica Nazionale (2) (284,750) (3,029,371)
(22,250,287)
Japan - ( 20 .3 ) %
Aeon Co. Ltd. (2) (97,500) (1,540,219)
AGC, Inc. (2) (7,700) (255,361)
Ajinomoto Co., Inc. (2) (138,900) (2,936,346)
Allegro MicroSystems, Inc. (58,135) (1,533,601)
Asahi Group Holdings Ltd. (2) (171,100) (1,793,437)
Asics Corp. (2) (124,800) (2,996,007)
Azbil Corp. (2) (7,800) (70,935)
BayCurrent, Inc. (2) (39,200) (1,625,377)
Capcom Co. Ltd. (2) (60,700) (1,410,003)
Chiba Bank Ltd. (The) (2) (280,600) (3,131,587)
Chugai Pharmaceutical Co. Ltd. (2) (43,000) (2,255,847)
Daikin Industries Ltd. (2) (40,100) (5,128,463)
Dentsu Group, Inc. (2) (98,700) (2,094,736)
Ebara Corp. (2) (58,800) (1,385,902)
Eisai Co. Ltd. (2) (16,700) (495,837)
Fast Retailing Co. Ltd. (2) (1,200) (435,106)
FUJIFILM Holdings Corp. (2) (99,500) (2,111,232)
Hankyu Hanshin Holdings, Inc. (2) (5,600) (140,844)
Hikari Tsushin, Inc. (2) (4,400) (1,232,875)
Hoshizaki Corp. (2) (21,600) (719,475)
Ibiden Co. Ltd. (2) (107,200) (4,630,172)
IHI Corp. (2) (73,300) (1,288,658)
Isuzu Motors Ltd. (2) (181,100) (2,826,451)
ITOCHU Corp. (2) (144,500) (1,826,019)
Japan Post Holdings Co. Ltd. (2) (13,500) (142,444)
Kawasaki Kisen Kaisha Ltd. (2) (126,000) (1,753,948)
Keisei Electric Railway Co. Ltd. (2) (159,000) (1,305,253)
Keyence Corp. (2) (19,900) (7,198,329)
Kikkoman Corp. (2) (284,200) (2,580,710)
Kobe Bussan Co. Ltd. (2) (23,200) (558,440)
Kokusai Electric Corp. (2) (57,500) (2,010,899)
Konami Group Corp. (2) (18,100) (2,458,112)
Kubota Corp. (2) (36,600) (518,647)
Kyowa Kirin Co. Ltd. (2) (80,500) (1,295,624)
Lasertec Corp. (2) (7,500) (1,429,070)
LY Corp. (2) (316,000) (840,860)
M3, Inc. (2) (281,400) (3,785,625)
Makita Corp. (2) (5,000) (151,545)
MatsukiyoCocokara & Co. (26,700) (462,273)
McDonald's Holdings Co. Japan
Ltd. (2) (4,400) (179,288)
MEIJI Holdings Co. Ltd. (2) (62,500) (1,389,084)
MINEBEA MITSUMI, Inc. (2) (46,100) (927,605)
Mitsubishi Corp. (2) (262,800) (6,010,943)
MonotaRO Co. Ltd. (2) (230,400) (3,668,708)
Nexon Co. Ltd. (2) (53,500) (1,306,818)
NIDEC Corp. (2) (164,600) (2,234,942)
Nintendo Co. Ltd. (2) (89,700) (6,056,058)
Nippon Paint Holdings Co. Ltd. (2) (406,900) (2,724,495)
Nippon Sanso Holdings Corp. (2) (75,600) (2,258,480)
Nissan Chemical Corp. (2) (13,500) (463,898)
Nissan Motor Co. Ltd. (2) (227,000) (564,079)
Nissin Foods Holdings Co. Ltd. (2) (104,800) (1,948,042)
Nitori Holdings Co. Ltd. (2) (107,500) (1,876,321)
Nitto Denko Corp. (2) (120,600) (2,871,451)
Nomura Research Institute Ltd. (2) (52,200) (1,986,451)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (20.3)% (continued)
Obic Co. Ltd. (2) (55,300) (1,735,794)
Olympus Corp. (2) (217,300) (2,755,202)
Omron Corp. (2) (13,300) (336,489)
Oriental Land Co. Ltd. (2) (211,700) (3,916,447)
Pan Pacific International Holdings
Corp. (2) (45,400) (270,443)
Rakuten Bank Ltd. (2) (59,700) (2,635,690)
Renesas Electronics Corp. (2) (140,300) (1,921,668)
Resonac Holdings Corp. (2) (43,700) (1,822,091)
Rohm Co. Ltd. (2) (104,100) (1,478,783)
Sanrio Co. Ltd. (2) (77,000) (2,409,348)
SCREEN Holdings Co. Ltd. (2) (46,900) (4,568,264)
Secom Co. Ltd. (2) (57,300) (2,036,109)
Seibu Holdings, Inc. (2) (21,000) (577,008)
Sekisui Chemical Co. Ltd. (2) (45,300) (761,822)
Sekisui House Ltd. (2) (64,100) (1,430,280)
SG Holdings Co. Ltd. (95,300) (872,143)
Shimadzu Corp. (2) (59,300) (1,578,661)
Shimano, Inc. (2) (35,400) (3,701,814)
Shin-Etsu Chemical Co. Ltd. (2) (79,900) (2,481,786)
Shionogi & Co. Ltd. (2) (67,800) (1,227,168)
Shiseido Co. Ltd. (2) (27,800) (404,571)
Skylark Holdings Co. Ltd. (80,000) (1,718,590)
SMC Corp. (2) (8,100) (2,802,607)
SoftBank Corp. (2) (272,800) (374,543)
Sompo Holdings, Inc. (2) (62,000) (2,104,417)
Sumitomo Forestry Co. Ltd. (2) (55,200) (561,888)
Sumitomo Mitsui Financial Group,
Inc. (2) (60,200) (1,936,117)
Suzuki Motor Corp. (2) (104,700) (1,565,838)
Sysmex Corp. (2) (62,500) (613,762)
Terumo Corp. (2) (53,200) (773,271)
TIS, Inc. (2) (29,400) (987,710)
Toho Co. Ltd. (31,000) (1,579,290)
Tokyu Corp. (2) (39,900) (466,292)
TOPPAN Holdings, Inc. (2) (4,700) (139,715)
Toray Industries, Inc. (2) (200,100) (1,304,609)
TOTO Ltd. (2) (37,900) (1,047,191)
Toyota Industries Corp. (2) (51,200) (5,804,368)
Toyota Motor Corp. (2) (63,500) (1,363,796)
Trend Micro, Inc. (2) (55,800) (2,317,501)
Unicharm Corp. (435,800) (2,490,047)
West Japan Railway Co. (2) (47,400) (944,452)
Yakult Honsha Co. Ltd. (2) (88,500) (1,383,211)
Yamaha Motor Co. Ltd. (2) (568,400) (4,215,421)
Yaskawa Electric Corp. (2) (34,900) (1,061,008)
ZOZO, Inc. (2) (373,400) (3,079,367)
(186,379,524)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (1,600) (194,688)
Luxembourg - ( 0 .1 ) %
CVC Capital Partners plc (2)(b) (21,258) (356,019)
Eurofins Scientific SE (2) (1,683) (123,075)
(479,094)
INVESTMENTS SHARES VALUE ($)
Netherlands - ( 1 .0 ) %
Aalberts NV (2) (6,917) (228,004)
Adyen NV (2)(b) (867) (1,398,102)
Arcadis NV (2) (5,323) (222,041)
ASR Nederland NV (2) (15,393) (1,095,224)
BE Semiconductor Industries NV
(2) (1,364) (213,242)
EXOR NV (2) (8,597) (730,265)
Heineken NV (2) (12,886) (1,063,184)
IMCD NV (2) (1,462) (132,695)
Koninklijke Philips NV (2) (16,381) (446,042)
NXP Semiconductors NV (3,177) (689,600)
Randstad NV (2) (12,621) (479,157)
Universal Music Group NV (2) (37,011) (964,871)
Wolters Kluwer NV (2) (10,335) (1,070,463)
(8,732,890)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (5,026) (380,739)
Norway - ( 0 .2 ) %
DNB Bank ASA (2) (31,338) (873,102)
Gjensidige Forsikring ASA (2) (4,726) (141,252)
Salmar ASA (2) (3,364) (205,601)
TOMRA Systems ASA (2) (25,987) (348,304)
(1,568,259)
Portugal - ( 0 .1 ) %
EDP SA (2) (134,716) (620,473)
Jeronimo Martins SGPS SA (2) (26,438) (629,128)
(1,249,601)
Singapore - ( 0 .9 ) %
CapitaLand Investment Ltd. (2) (302,100) (635,778)
Grab Holdings Ltd., Class A (713,664) (3,561,183)
Sea Ltd., ADR (16,087) (2,052,219)
Sembcorp Industries Ltd. (2) (33,200) (155,197)
STMicroelectronics NV (2) (54,713) (1,429,931)
(7,834,308)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(b) (11,777) (310,441)
Spain - ( 0 .7 ) %
Acciona SA (2) (1,879) (408,944)
Amadeus IT Group SA (2) (19,000) (1,406,210)
Banco Bilbao Vizcaya Argentaria
SA (2) (87,477) (2,051,967)
Cellnex Telecom SA (2)(b) (49,167) (1,583,259)
Redeia Corp. SA (2) (40,313) (718,651)
Telefonica SA (2) (46,208) (189,682)
(6,358,713)
Sweden - ( 2 .7 ) %
AAK AB (2) (35,040) (999,265)
AddTech AB, Class B (2) (30,603) (1,077,795)
Assa Abloy AB, Class B (2) (126,773) (4,897,349)
Atlas Copco AB, Class A (2) (340,241) (6,057,168)
Beijer Ref AB, Class B (2) (20,109) (322,706)
Elekta AB, Class B (2) (76,575) (468,305)
EQT AB (2) (17,311) (676,272)
Essity AB, Class B (2) (4,833) (138,955)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (2.7)% (continued)
Evolution AB (2)(b) (13,093) (889,035)
Getinge AB, Class B (2) (21,102) (498,212)
Holmen AB, Class B (2) (5,216) (200,078)
Husqvarna AB, Class B (2) (24,335) (121,992)
Indutrade AB (2) (44,898) (1,163,792)
Investor AB, Class B (2) (33,690) (1,200,563)
Lifco AB, Class B (2) (39,976) (1,515,041)
Nibe Industrier AB, Class B (2) (290,167) (1,109,129)
Nordnet AB publ (2) (4,633) (135,143)
Securitas AB, Class B (2) (9,810) (156,010)
Skanska AB, Class B (2) (5,125) (139,648)
SKF AB, Class B (2) (10,360) (274,217)
Svenska Cellulosa AB SCA, Class
B (2) (106,187) (1,408,235)
Tele2 AB, Class B (2) (21,738) (364,255)
Trelleborg AB, Class B (2) (3,337) (141,060)
Volvo AB, Class B (2) (27,503) (875,273)
(24,829,498)
Switzerland - ( 4 .6 ) %
Bachem Holding AG, Class B (2) (6,265) (469,292)
Banque Cantonale Vaudoise
(Registered) (2) (6,387) (807,444)
Barry Callebaut AG (Registered) (2) (389) (635,981)
Belimo Holding AG (Registered) (2) (206) (201,275)
BKW AG (2) (900) (190,900)
Chocoladefabriken Lindt &
Spruengli AG (2) (110) (1,607,306)
Cie Financiere Richemont SA
(Registered) (2) (654) (141,036)
Clariant AG (Registered) (2) (69,071) (617,865)
EMS-Chemie Holding AG
(Registered) (2) (978) (674,655)
Galderma Group AG (2) (4,959) (1,009,815)
Galenica AG (b) (1,137) (140,241)
Geberit AG (Registered) (2) (178) (138,239)
Georg Fischer AG (Registered) (2) (8,651) (579,553)
Helvetia Baloise Holding AG (2) (11,281) (2,967,051)
Julius Baer Group Ltd. (2) (3,936) (307,523)
Lonza Group AG (Registered) (2) (207) (139,564)
Partners Group Holding AG (2) (5,556) (6,817,110)
Sandoz Group AG (2) (16,042) (1,164,748)
SGS SA (Registered) (8,433) (967,330)
SIG Group AG (2) (78,680) (1,122,285)
Sika AG (Registered) (2) (5,211) (1,057,966)
Sonova Holding AG (Registered) (2) (5,490) (1,420,081)
Straumann Holding AG (Registered)
(2) (26,677) (3,115,978)
Swatch Group AG (The) (2) (12,505) (2,629,250)
Swiss Life Holding AG (Registered)
(2) (2,428) (2,796,679)
Swisscom AG (Registered) (2) (7,420) (5,389,571)
TE Connectivity plc (3,722) (846,792)
Tecan Group AG (Registered) (2) (2,939) (471,861)
VAT Group AG (2)(b) (6,765) (3,247,876)
Ypsomed Holding AG (Registered)
(2) (340) (139,878)
(41,815,145)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 3 .1 ) %
Ashtead Group plc (2) (3,281) (223,696)
Associated British Foods plc (2) (60,269) (1,721,483)
Auto Trader Group plc (2)(b) (17,146) (135,271)
B&M European Value Retail SA (2) (90,835) (205,914)
BAE Systems plc (2) (107,172) (2,466,570)
Bellway plc (2) (12,761) (469,881)
Berkeley Group Holdings plc (2) (1,979) (104,157)
Bunzl plc (2) (105,716) (2,952,012)
Croda International plc (2) (5,010) (181,752)
DCC plc (2) (3,088) (192,378)
Diageo plc (2) (258,907) (5,578,905)
Flutter Entertainment plc (4,005) (861,235)
Informa plc (2) (28,880) (342,668)
JD Sports Fashion plc (2) (194,133) (220,047)
Legal & General Group plc (2) (356,809) (1,255,823)
M&G plc (2) (59,065) (227,389)
Melrose Industries plc (2) (25,226) (198,956)
National Grid plc (2) (213,670) (3,277,373)
Persimmon plc (2) (10,373) (189,606)
Rentokil Initial plc (2) (73,379) (437,815)
RS GROUP plc (2) (20,468) (171,607)
Schroders plc (2) (6) (33)
Severn Trent plc (2) (4,892) (183,700)
Smith & Nephew plc (2) (14,708) (244,608)
Spirax Group plc (2) (3,883) (354,895)
SSE plc (2) (123,183) (3,611,469)
Tate & Lyle plc (2) (35,187) (177,398)
Unilever plc (2) (18,385) (1,201,224)
Whitbread plc (2) (5,034) (172,541)
Wise plc, Class A (2) (51,072) (611,844)
WPP plc (2) (59,538) (267,459)
(28,239,709)
United States - ( 92 .1 ) %
A O Smith Corp. (12,288) (821,821)
AAON, Inc. (58,580) (4,466,725)
Abbott Laboratories (39,088) (4,897,336)
AbbVie, Inc. (7,858) (1,795,474)
Acadia Healthcare Co., Inc. (18,450) (261,806)
Advanced Drainage Systems, Inc. (1,267) (183,500)
Advanced Micro Devices, Inc. (9,236) (1,977,982)
AECOM (19,254) (1,835,484)
AeroVironment, Inc. (17,748) (4,293,064)
Affirm Holdings, Inc., Class A (1,804) (134,272)
AGCO Corp. (12,723) (1,327,263)
Agree Realty Corp., REIT (26,496) (1,908,507)
Air Products and Chemicals, Inc. (17,325) (4,279,622)
Alaska Air Group, Inc. (16,766) (843,330)
Alcon AG (2) (21,948) (1,736,704)
Alliant Energy Corp. (34,148) (2,219,961)
Alnylam Pharmaceuticals, Inc. (5,683) (2,259,845)
Alphabet, Inc., Class A (28,890) (9,042,569)
Amazon.com, Inc. (6,339) (1,463,168)
American Express Co. (12,139) (4,490,823)
American Financial Group, Inc. (2,375) (324,615)
Americold Realty Trust, Inc., REIT (30,546) (392,822)
AMETEK, Inc. (682) (140,021)
Amkor Technology, Inc. (34,934) (1,379,194)
Amphenol Corp., Class A (23,308) (3,149,843)
Aon plc, Class A (3,562) (1,256,959)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
API Group Corp. (29,528) (1,129,741)
Apollo Global Management, Inc. (16,767) (2,427,191)
Appfolio, Inc., Class A (6,664) (1,550,380)
Apple, Inc. (13,119) (3,566,531)
Applied Materials, Inc. (12,385) (3,182,821)
Aptiv plc (18,588) (1,414,361)
Archer-Daniels-Midland Co. (16,765) (963,820)
Arista Networks, Inc. (21,023) (2,754,644)
Arrow Electronics, Inc. (3,739) (411,963)
Arthur J Gallagher & Co. (17,237) (4,460,763)
AST SpaceMobile, Inc. (1,849) (134,293)
Astera Labs, Inc. (15,443) (2,569,097)
Aurora Innovation, Inc. (133,195) (511,469)
Automatic Data Processing, Inc. (6,466) (1,663,249)
AvalonBay Communities, Inc., REIT (14,246) (2,582,942)
Avient Corp. (24,261) (757,914)
Avis Budget Group, Inc. (25,516) (3,274,213)
Axon Enterprise, Inc. (1,208) (686,059)
Bank OZK (35,930) (1,653,499)
Baxter International, Inc. (45,123) (862,301)
Belden, Inc. (8,786) (1,024,008)
Bentley Systems, Inc., Class B (113,346) (4,325,850)
BILL Holdings, Inc. (14,038) (765,633)
Bio-Rad Laboratories, Inc., Class A (1,321) (400,250)
Bio-Techne Corp. (48,517) (2,853,285)
BJ's Wholesale Club Holdings, Inc. (5,156) (464,195)
Black Hills Corp. (31,180) (2,164,516)
Blackbaud, Inc. (2,756) (174,510)
Blackrock, Inc. (1,483) (1,587,314)
Block, Inc., Class A (20,601) (1,340,919)
Blue Owl Capital, Inc., Class A (56,538) (844,678)
BOK Financial Corp. (1) (118)
Boston Scientific Corp. (18,282) (1,743,189)
Broadcom, Inc. (10,257) (3,549,948)
Brown & Brown, Inc. (31,635) (2,521,310)
Brown-Forman Corp., Class B (68,507) (1,785,292)
Builders FirstSource, Inc. (13,041) (1,341,788)
Burlington Stores, Inc. (7,136) (2,061,234)
BWX Technologies, Inc. (12,399) (2,143,043)
BXP, Inc., REIT (15,928) (1,074,821)
Cadence Design Systems, Inc. (4,411) (1,378,790)
Campbell's Co. (The) (74,199) (2,067,926)
Cardinal Health, Inc. (24,075) (4,947,413)
Carlisle Cos., Inc. (1,109) (354,725)
Carrier Global Corp. (26,794) (1,415,795)
Carvana Co., Class A (1,114) (470,130)
Casey's General Stores, Inc. (6,385) (3,529,053)
Cava Group, Inc. (63,215) (3,710,088)
CBRE Group, Inc., Class A (4,136) (665,027)
CCC Intelligent Solutions Holdings,
Inc. (88,036) (699,886)
CDW Corp. (8,030) (1,093,686)
Celanese Corp., Class A (13,828) (584,648)
Cencora, Inc. (15,709) (5,305,715)
CenterPoint Energy, Inc. (142,454) (5,461,686)
Certara, Inc. (61,523) (542,018)
Charles River Laboratories
International, Inc. (1,457) (290,642)
Charles Schwab Corp. (The) (43,834) (4,379,455)
Cheniere Energy, Inc. (4,794) (931,906)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Chevron Corp. (27,185) (4,143,266)
Choice Hotels International, Inc. (1,426) (135,841)
Church & Dwight Co., Inc. (23,106) (1,937,438)
Churchill Downs, Inc. (2,009) (228,584)
Cintas Corp. (12,841) (2,415,007)
Cirrus Logic, Inc. (2,554) (302,649)
Cisco Systems, Inc. (13,180) (1,015,255)
Clarivate plc (69,159) (230,991)
Clean Harbors, Inc. (1,268) (297,321)
Clearway Energy, Inc., Class C (69,537) (2,312,801)
Cleveland-Cliffs, Inc. (80,526) (1,069,385)
Cloudflare, Inc., Class A (7,307) (1,440,575)
CME Group, Inc. (16,151) (4,410,515)
Coca-Cola Co. (The) (10,312) (720,912)
Cognex Corp. (83,815) (3,015,664)
Cognizant Technology Solutions
Corp., Class A (1,618) (134,294)
Coinbase Global, Inc., Class A (6,567) (1,485,061)
Colgate-Palmolive Co. (14,116) (1,115,446)
Columbia Sportswear Co. (9,315) (513,163)
Commvault Systems, Inc. (13,390) (1,678,570)
Conagra Brands, Inc. (33,707) (583,468)
Consolidated Edison, Inc. (24,241) (2,407,616)
Constellation Brands, Inc., Class A (8,541) (1,178,316)
Constellation Energy Corp. (8,136) (2,874,205)
Corcept Therapeutics, Inc. (15,116) (526,037)
Core & Main, Inc., Class A (2,560) (133,043)
CoStar Group, Inc. (12,858) (864,572)
Costco Wholesale Corp. (3,053) (2,632,724)
Coterra Energy, Inc. (11,069) (291,336)
Coty, Inc., Class A (103,463) (318,666)
Cousins Properties, Inc., REIT (16,462) (424,390)
Crane NXT Co. (33,339) (1,569,267)
Credit Acceptance Corp. (581) (257,650)
CRH plc (15,070) (1,880,736)
Crocs, Inc. (5,377) (459,841)
Crowdstrike Holdings, Inc., Class A (8,971) (4,205,246)
Crown Castle, Inc., REIT (26,387) (2,345,013)
CSX Corp. (69,360) (2,514,300)
Cullen/Frost Bankers, Inc. (10,485) (1,327,716)
CVS Health Corp. (9,292) (737,413)
Darden Restaurants, Inc. (6,816) (1,254,280)
Darling Ingredients, Inc. (14,290) (514,440)
DaVita, Inc. (2,009) (228,242)
Deere & Co. (18,659) (8,687,070)
DENTSPLY SIRONA, Inc. (67,722) (774,062)
Diamondback Energy, Inc. (42,251) (6,351,593)
Dick's Sporting Goods, Inc. (5,925) (1,172,972)
Digital Realty Trust, Inc., REIT (15,789) (2,442,716)
Dolby Laboratories, Inc., Class A (17,119) (1,099,382)
Dollar General Corp. (6,349) (842,957)
Dominion Energy, Inc. (49,279) (2,887,257)
Domino's Pizza, Inc. (1,411) (588,133)
DoorDash, Inc., Class A (16,662) (3,773,610)
Doximity, Inc., Class A (41,629) (1,843,332)
DT Midstream, Inc. (16,450) (1,968,736)
Duke Energy Corp. (33,648) (3,943,882)
Dutch Bros, Inc., Class A (52,150) (3,192,623)
EastGroup Properties, Inc., REIT (763) (135,921)
Eastman Chemical Co. (18,705) (1,193,940)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Eaton Corp. plc (6,783) (2,160,453)
eBay, Inc. (22,228) (1,936,059)
Elanco Animal Health, Inc. (98,880) (2,237,654)
Element Solutions, Inc. (64,828) (1,620,052)
Elevance Health, Inc. (5,862) (2,054,924)
elf Beauty, Inc. (7,910) (601,476)
Emerson Electric Co. (32,996) (4,379,229)
Enphase Energy, Inc. (39,581) (1,268,571)
Ensign Group, Inc. (The) (4,606) (802,365)
Entegris, Inc. (35,430) (2,984,978)
EOG Resources, Inc. (29,144) (3,060,411)
EPAM Systems, Inc. (4,198) (860,086)
EQT Corp. (30,698) (1,645,413)
Equifax, Inc. (7,457) (1,618,020)
Equity LifeStyle Properties, Inc.,
REIT (19,653) (1,191,168)
Equity Residential, REIT (36,939) (2,328,635)
Erie Indemnity Co., Class A (7,291) (2,089,965)
Esab Corp. (9,635) (1,076,422)
Essex Property Trust, Inc., REIT (774) (202,540)
Estee Lauder Cos., Inc. (The),
Class A (5,095) (533,548)
Evergy, Inc. (49,320) (3,575,207)
Exelon Corp. (112,241) (4,892,585)
Expand Energy Corp. (15,214) (1,679,017)
Exponent, Inc. (12,667) (879,850)
Extra Space Storage, Inc., REIT (7,365) (959,070)
F5, Inc. (8,816) (2,250,372)
FactSet Research Systems, Inc. (7,095) (2,058,898)
Fastenal Co. (139,750) (5,608,168)
Federal Realty Investment Trust,
REIT (1,377) (138,802)
Ferguson Enterprises, Inc. (9,017) (2,007,455)
Fifth Third Bancorp (39,141) (1,832,190)
First Citizens BancShares, Inc.,
Class A (494) (1,060,213)
First Financial Bankshares, Inc. (25,550) (763,179)
First Hawaiian, Inc. (13,563) (343,144)
First Horizon Corp. (18,410) (439,999)
Flagstar Bank NA (39,374) (495,719)
Floor & Decor Holdings, Inc., Class
A (26,001) (1,583,201)
FMC Corp. (56,396) (782,213)
Fortive Corp. (64,563) (3,564,523)
Fortune Brands Innovations, Inc. (9,285) (464,436)
Fox Corp., Class A (33,539) (2,450,695)
GE Aerospace (16,049) (4,943,573)
Gen Digital, Inc. (15,947) (433,599)
General Mills, Inc. (6,531) (303,692)
Gentex Corp. (39,207) (912,347)
GFL Environmental, Inc. (5,508) (236,605)
Glacier Bancorp, Inc. (47,788) (2,105,061)
Globant SA (16,448) (1,075,206)
Graphic Packaging Holding Co. (84,701) (1,275,597)
Guidewire Software, Inc. (4,195) (843,237)
GXO Logistics, Inc. (19,086) (1,004,687)
Haleon plc (2) (470,088) (2,375,534)
Hamilton Lane, Inc., Class A (20,534) (2,757,922)
Hancock Whitney Corp. (52,827) (3,364,023)
Harley-Davidson, Inc. (55,311) (1,133,322)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Hayward Holdings, Inc. (7,257) (112,121)
Healthcare Realty Trust, Inc., REIT (67,872) (1,150,430)
Healthpeak Properties, Inc., REIT (82,350) (1,324,188)
HEICO Corp. (9,473) (3,065,368)
Henry Schein, Inc. (13,112) (991,005)
Hershey Co. (The) (8,679) (1,579,404)
Hexcel Corp. (26,046) (1,924,799)
HF Sinclair Corp. (15,439) (711,429)
Hilton Grand Vacations, Inc. (17,483) (782,364)
Hims & Hers Health, Inc. (42,993) (1,395,983)
Home BancShares, Inc. (27,569) (765,867)
Home Depot, Inc. (The) (14,905) (5,128,811)
Honeywell International, Inc. (702) (136,953)
Hormel Foods Corp. (78,499) (1,860,426)
Houlihan Lokey, Inc., Class A (2,721) (473,971)
HP, Inc. (17,360) (386,781)
Hubbell, Inc., Class B (6,471) (2,873,836)
HubSpot, Inc. (4,423) (1,774,950)
Humana, Inc. (12,297) (3,149,631)
Huntington Bancshares, Inc. (7,808) (135,469)
Hyatt Hotels Corp., Class A (29,988) (4,807,676)
IDACORP, Inc. (5,126) (648,747)
IDEX Corp. (12,643) (2,249,695)
IDEXX Laboratories, Inc. (6,413) (4,338,587)
Independence Realty Trust, Inc.,
REIT (99,418) (1,737,827)
Ingersoll Rand, Inc. (64,701) (5,125,613)
Insperity, Inc. (9,101) (352,391)
Inspire Medical Systems, Inc. (12,317) (1,135,997)
Intercontinental Exchange, Inc. (18,134) (2,936,983)
International Business Machines
Corp. (6,595) (1,953,505)
International Flavors & Fragrances,
Inc. (2,181) (146,978)
International Paper Co. (32,448) (1,278,127)
Intuit, Inc. (7,755) (5,137,067)
Intuitive Surgical, Inc. (3,800) (2,152,168)
Ionis Pharmaceuticals, Inc. (38,936) (3,080,227)
IPG Photonics Corp. (19,201) (1,374,792)
J M Smucker Co. (The) (4,667) (456,479)
Jack Henry & Associates, Inc. (25,860) (4,718,933)
James Hardie Industries plc,
CHESS (2) (22,456) (461,003)
JPMorgan Chase & Co. (20,401) (6,573,610)
Kilroy Realty Corp., REIT (26,662) (996,359)
Kimberly-Clark Corp. (5,194) (524,023)
Kinsale Capital Group, Inc. (9,594) (3,752,405)
Kite Realty Group Trust, REIT (5,823) (139,577)
KKR & Co., Inc. (7,358) (937,998)
KLA Corp. (111) (134,874)
Knife River Corp. (20,807) (1,463,772)
Kratos Defense & Security
Solutions, Inc. (38,722) (2,939,387)
L3Harris Technologies, Inc. (8,937) (2,623,635)
Labcorp Holdings, Inc. (6,799) (1,705,733)
Lamb Weston Holdings, Inc. (6,063) (253,979)
Lattice Semiconductor Corp. (82,210) (6,049,012)
Liberty Live Holdings, Inc., Class C (10,405) (865,280)
Liberty Media Corp-Liberty Formula
One, Class A (7,131) (637,369)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Lithia Motors, Inc., Class A (642) (213,356)
Littelfuse, Inc. (716) (181,091)
Live Nation Entertainment, Inc. (23,596) (3,362,430)
Loar Holdings, Inc. (20,809) (1,415,012)
Loews Corp. (6,349) (668,613)
LPL Financial Holdings, Inc. (13,403) (4,787,150)
Lululemon Athletica, Inc. (7,969) (1,656,038)
M&T Bank Corp. (674) (135,798)
Madison Square Garden Sports
Corp., Class A (3,328) (860,787)
Marathon Petroleum Corp. (1,811) (294,523)
Markel Group, Inc. (1,319) (2,835,388)
Marriott International, Inc., Class A (5,180) (1,607,043)
Marriott Vacations Worldwide Corp. (6,847) (395,003)
Marsh & McLennan Cos., Inc. (4,934) (915,356)
Mastercard, Inc., Class A (6,727) (3,840,310)
Match Group, Inc. (56,715) (1,831,327)
Maximus, Inc. (3,551) (306,522)
McCormick & Co., Inc. (Non-Voting) (4,815) (327,950)
McDonald's Corp. (4,738) (1,448,075)
Microchip Technology, Inc. (27,530) (1,754,212)
Microsoft Corp. (2,693) (1,302,389)
Mid-America Apartment
Communities, Inc., REIT (9,207) (1,278,944)
Moderna, Inc. (29,657) (874,585)
Mondelez International, Inc., Class
A (157,444) (8,475,211)
Monolithic Power Systems, Inc. (5,554) (5,033,923)
Monster Beverage Corp. (69,091) (5,297,207)
Moody's Corp. (6,577) (3,359,860)
Morgan Stanley (7,140) (1,267,564)
Motorola Solutions, Inc. (11,093) (4,252,169)
MP Materials Corp. (27,071) (1,367,627)
MSA Safety, Inc. (3,260) (522,056)
MSC Industrial Direct Co., Inc.,
Class A (18,219) (1,532,218)
Murphy Oil Corp. (20,685) (646,406)
Nasdaq, Inc. (25,640) (2,490,413)
National Storage Affiliates Trust,
REIT (47,713) (1,345,984)
NetApp, Inc. (11,030) (1,181,203)
Netflix, Inc. (38,884) (3,645,764)
Nexstar Media Group, Inc., Class A (8,246) (1,674,350)
NextEra Energy, Inc. (7,612) (611,091)
Nextpower, Inc., Class A (12,923) (1,125,723)
NIKE, Inc., Class B (34,195) (2,178,563)
NNN REIT, Inc., REIT (5,707) (226,168)
Nordson Corp. (3,203) (770,097)
Northrop Grumman Corp. (3,284) (1,872,570)
NOV, Inc. (15,857) (247,845)
Novanta, Inc. (16,848) (2,004,744)
NRG Energy, Inc. (8,147) (1,297,328)
nVent Electric plc (13,739) (1,400,966)
NVIDIA Corp. (18,230) (3,399,895)
NVR, Inc. (47) (342,760)
Okta, Inc., Class A (7,676) (663,744)
Old Dominion Freight Line, Inc. (11,632) (1,823,898)
Old National Bancorp (151,899) (3,388,867)
Ollie's Bargain Outlet Holdings, Inc. (11,261) (1,234,318)
ON Semiconductor Corp. (8,668) (469,372)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
ONE Gas, Inc. (4,039) (312,013)
ONEOK, Inc. (16,344) (1,201,284)
Option Care Health, Inc. (41,225) (1,313,429)
Oracle Corp. (5,352) (1,043,158)
O'Reilly Automotive, Inc. (24,057) (2,194,239)
Ormat Technologies, Inc. (16,128) (1,781,660)
Oshkosh Corp. (4,993) (627,271)
Otis Worldwide Corp. (2,435) (212,697)
PACCAR, Inc. (17,191) (1,882,586)
Parker-Hannifin Corp. (7,726) (6,790,845)
Parsons Corp. (8,872) (548,290)
Paychex, Inc. (22,196) (2,489,947)
Paycom Software, Inc. (6,425) (1,023,888)
Performance Food Group Co. (26,806) (2,410,396)
Permian Resources Corp., Class A (48,920) (686,348)
Perrigo Co. plc (37,301) (519,230)
Pinnacle West Capital Corp. (9,923) (880,170)
Pinterest, Inc., Class A (95,667) (2,476,819)
Planet Fitness, Inc., Class A (14,413) (1,563,378)
Plug Power, Inc. (7,502) (14,779)
Pool Corp. (6,471) (1,480,241)
Post Holdings, Inc. (5,597) (554,383)
Power Integrations, Inc. (43,925) (1,561,095)
PPG Industries, Inc. (16,302) (1,670,303)
PPL Corp. (149,917) (5,250,093)
Procter & Gamble Co. (The) (2,473) (354,406)
Progressive Corp. (The) (6,969) (1,586,981)
PTC, Inc. (3,643) (634,647)
Public Storage, REIT (4,198) (1,089,381)
PulteGroup, Inc. (5,298) (621,243)
Pure Storage, Inc., Class A (27,490) (1,842,105)
PVH Corp. (8,843) (592,658)
QIAGEN NV (2) (12,292) (559,003)
Qnity Electronics, Inc. (1,784) (145,664)
Qualys, Inc. (2,571) (341,686)
Quanta Services, Inc. (16,840) (7,107,490)
QuantumScape Corp. (54,684) (569,807)
Quest Diagnostics, Inc. (26,845) (4,658,413)
QXO, Inc. (141,621) (2,731,869)
Ralliant Corp. (2,683) (136,592)
Rambus, Inc. (6,079) (558,599)
Range Resources Corp. (10,059) (354,680)
Rayonier, Inc., REIT (9,408) (203,683)
Realty Income Corp., REIT (53,195) (2,998,602)
Regal Rexnord Corp. (11,027) (1,547,309)
Regency Centers Corp., REIT (9,142) (631,072)
Regions Financial Corp. (68,507) (1,856,540)
Reliance, Inc. (2,622) (757,417)
Repligen Corp. (8,571) (1,404,444)
Republic Services, Inc., Class A (10,037) (2,127,141)
Revvity, Inc. (16,058) (1,553,612)
Rexford Industrial Realty, Inc., REIT (23,736) (919,058)
Reynolds Consumer Products, Inc. (5,653) (129,567)
RH (8,002) (1,433,558)
RLI Corp. (19,165) (1,226,177)
Rocket Cos., Inc., Class A (7,165) (138,714)
Rollins, Inc. (22,921) (1,375,718)
Roper Technologies, Inc. (3,550) (1,580,212)
Royal Caribbean Cruises Ltd. (6,355) (1,772,537)
Royal Gold, Inc. (16,142) (3,588,205)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Rubrik, Inc., Class A (1,766) (135,064)
Ryan Specialty Holdings, Inc.,
Class A (54,965) (2,837,843)
S&P Global, Inc. (2,845) (1,486,769)
Saia, Inc. (2,729) (891,073)
Samsara, Inc., Class A (8,860) (314,087)
Sanofi SA (2) (11,861) (1,147,614)
Schneider Electric SE (2) (9,125) (2,496,374)
Schneider National, Inc., Class B (9,518) (252,513)
SEI Investments Co. (12,856) (1,054,449)
Sempra (17,713) (1,563,881)
Sensata Technologies Holding plc (19,863) (661,239)
Sherwin-Williams Co. (The) (6,575) (2,130,497)
Shift4 Payments, Inc., Class A (43,977) (2,769,232)
Silgan Holdings, Inc. (33,439) (1,349,932)
Simpson Manufacturing Co., Inc. (1,467) (236,876)
Sirius XM Holdings, Inc. (30,174) (603,329)
SiteOne Landscape Supply, Inc. (3,014) (375,424)
Skyworks Solutions, Inc. (2,483) (157,447)
SLB Ltd. (9,491) (364,265)
SLM Corp. (31,937) (864,215)
Snowflake, Inc., Class A (9,346) (2,050,139)
SoFi Technologies, Inc. (5,089) (133,230)
Solstice Advanced Materials, Inc. (5,256) (255,336)
Somnigroup International, Inc. (1,535) (137,045)
Southern Co. (The) (71,442) (6,229,742)
Stanley Black & Decker, Inc. (20,291) (1,507,215)
Starbucks Corp. (43,290) (3,645,451)
Steel Dynamics, Inc. (16,061) (2,721,536)
Stellantis NV (2) (93,354) (1,022,292)
Sterling Infrastructure, Inc. (10,723) (3,283,704)
Strategy, Inc., Class A (11,108) (1,687,861)
Summit Therapeutics, Inc. (48,824) (853,932)
Super Micro Computer, Inc. (83,147) (2,433,713)
Swiss Re AG (2) (29,025) (4,835,265)
Synaptics, Inc. (4,144) (306,739)
Synchrony Financial (20,508) (1,710,982)
Synopsys, Inc. (3,814) (1,791,512)
Sysco Corp. (11,721) (863,720)
T. Rowe Price Group, Inc. (16,030) (1,641,151)
Talen Energy Corp. (4,018) (1,506,107)
Targa Resources Corp. (14,598) (2,693,331)
Teledyne Technologies, Inc. (4,129) (2,108,804)
Teleflex, Inc. (9,700) (1,183,788)
Tempus AI, Inc. (30,246) (1,786,026)
Tesla, Inc. (10,344) (4,651,904)
Tetra Tech, Inc. (7,116) (238,671)
Texas Instruments, Inc. (5,633) (977,269)
Texas Pacific Land Corp. (1,848) (530,783)
Thermo Fisher Scientific, Inc. (4,979) (2,885,082)
Thor Industries, Inc. (24,495) (2,514,902)
Timken Co. (The) (2,941) (247,426)
Toast, Inc., Class A (64,224) (2,280,594)
TopBuild Corp. (10,914) (4,553,212)
TPG, Inc. (28,585) (1,824,866)
Tractor Supply Co. (37,173) (1,859,022)
Trane Technologies plc (5,886) (2,290,831)
Trex Co., Inc. (23,473) (823,433)
Twilio, Inc., Class A (11,604) (1,650,553)
Tyler Technologies, Inc. (5,333) (2,420,915)
INVESTMENTS SHARES VALUE ($)
United States - (92.1)% (continued)
Uber Technologies, Inc. (22,209) (1,814,697)
UDR, Inc., REIT (31,134) (1,141,995)
UFP Industries, Inc. (6,472) (589,276)
UGI Corp. (80,052) (2,996,346)
UMB Financial Corp. (15,157) (1,743,661)
Under Armour, Inc., Class A (90,459) (449,581)
United Bankshares, Inc. (18,243) (700,531)
United Rentals, Inc. (324) (262,220)
UnitedHealth Group, Inc. (2,188) (722,281)
Unity Software, Inc. (8,431) (372,397)
Universal Display Corp. (3,177) (371,010)
Valaris Ltd. (2,811) (141,674)
Valero Energy Corp. (3,767) (613,230)
Valley National Bancorp (236,703) (2,764,691)
Valvoline, Inc. (72,492) (2,106,618)
Verizon Communications, Inc. (50,914) (2,073,727)
Vertex Pharmaceuticals, Inc. (6,936) (3,144,505)
Viking Therapeutics, Inc. (37,491) (1,318,933)
Visa, Inc., Class A (20,055) (7,033,489)
Vistra Corp. (17,287) (2,788,912)
Vontier Corp. (20,991) (780,445)
Voya Financial, Inc. (11,047) (822,891)
Vulcan Materials Co. (17,495) (4,989,924)
W R Berkley Corp. (20,756) (1,455,411)
Waste Connections, Inc. (7,152) (1,254,175)
Waste Management, Inc. (21,569) (4,738,925)
Waters Corp. (3,137) (1,191,527)
Watsco, Inc. (2,460) (828,897)
Welltower, Inc., REIT (46,840) (8,693,971)
Westlake Corp. (15,954) (1,179,639)
Weyerhaeuser Co., REIT (38,993) (923,744)
Whirlpool Corp. (5,599) (403,912)
White Mountains Insurance Group
Ltd. (705) (1,465,011)
Williams Cos., Inc. (The) (37,751) (2,269,213)
Williams-Sonoma, Inc. (5,076) (906,523)
Willis Towers Watson plc (9,283) (3,050,394)
WillScot Holdings Corp. (161,240) (3,036,149)
Wingstop, Inc. (11,996) (2,860,926)
Workday, Inc., Class A (4,594) (986,699)
Wyndham Hotels & Resorts, Inc. (23,092) (1,744,832)
Xcel Energy, Inc. (65,292) (4,822,467)
XPO, Inc. (22,099) (3,003,475)
Xylem, Inc. (6,493) (884,217)
Yum! Brands, Inc. (56,446) (8,539,150)
Zillow Group, Inc., Class C (10,438) (712,080)
Zimmer Biomet Holdings, Inc. (4,487) (403,471)
ZoomInfo Technologies, Inc., Class
A (33,268) (338,336)
Zscaler, Inc. (17,445) (3,923,729)
(845,372,048)
TOTAL COMMON STOCKS
(Proceeds $(1,424,807,202))                                                     (1,360,852,503)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (58,385) (3,109,721)
Sartorius AG (Preference) (2) (2,438) (702,058)
TOTAL PREFERRED STOCKS
(Proceeds $(3,996,691))                                                     (3,811,779)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (7,453) –
TOTAL SHORT POSITIONS
(Proceeds $(1,428,803,893)) (1,364,664,282)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 66.4%
(Cost $357,758,717) 608,926,953
OTHER ASSETS IN EXCESS OF
LIABILITIES - 33.6%
‡
307,846,708
NET ASSETS - 100.0% 916,773,661
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (23,204,355) ( 2 .5 ) %
Consumer Discretionary (8,896,670) ( 1 .0 )
Consumer Staples (40,409,504) ( 4 .4 )
Energy (9,675,054) ( 1 .1 )
Financials 71,522,367 7 .8
Health Care 18,824,436 2 .1
Industrials (31,007,937) ( 3 .4 )
Information Technology (54,322,306) ( 5 .9 )
Materials 16,031,123 1 .7
Purchased Options 4,589,855 0 .5
Real Estate (4,795,577) ( 0 .5 )
Utilities (23,799,796) ( 2 .6 )
Investment Companies 259,198,040 28 .3
U.S. Treasury Obligations 434,872,331 47 .4
Total Investments In Securities
At Value 608,926,953 66 .4
Other Assets in Excess of
Liabilities ‡ 307,846,708 33 .6
Net Assets
$ 916,773,661 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $1,268,930,317, which is inclusive of rehypothecated amounts disclosed below. In addition, $233,087,380 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $9,997,326 of investments in securities and $(17,876,358) of securities sold short, which represents 1.09% and (1.95)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $113,821,652.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 114 USD (78,038,700) USD 5,600 6/18/2026 $ (743,980) $ (621,596)
$ (743,980) $ (621,596)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 29,698,000 $ (657,870) $ (22,771) $ (680,641)
$ (657,870) $ (22,771) $ (680,641)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 23,012,357 $ 2,781,264 $ 249,713 $ 3,030,977
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 4,712,357 540,917 79,752 620,669
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 9,870,000 240,541 30,591 271,132
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 9,870,000 240,541 30,591 271,132
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 32,431,000 2,390,244 126,123 2,516,367
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 4,331,000 299,806 36,242 336,048
6,493,313 553,012 7,046,325
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 3,825,000 $ (77,070) $ 37,003 $ (40,067)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 3,825,000 (77,070) 37,002 (40,068)
(154,140) 74,005 (80,135)
$ 6,339,173 $ 627,017 $ 6,966,190
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 4,900,000,000 $ 7,901 $ (2,601) $ 5,300
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 4,900,000,000 7,901 (2,601) 5,300
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 430,000,000 120 (87) 33
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 430,000,000 120 (87) 33
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 1,220,000,000 14,817 (3,198) 11,619
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 1,220,000,000 14,817 (3,198) 11,619
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 490,000,000 4,498 (955) 3,543
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 490,000,000 4,498 (955) 3,543
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 1,800,000 8,651 (7,470) 1,181
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 1,900,000 9,418 (8,171) 1,247
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 143,200,000 (3,204) 129,105 125,901

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 143,100,000 $ (3,502) $ 129,314 $ 125,812
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 7,100,000 (3,947) 10,843 6,896
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 7,200,000 (3,984) 10,977 6,993
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 4,400,000 19,650 (15,542) 4,108
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 4,300,000 19,203 (15,189) 4,014
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 258,900,000 64,159 38,984 103,143
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 258,900,000 64,159 38,984 103,143
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 72,200,000 10,369 15,596 25,965
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 72,200,000 10,369 15,596 25,965
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 128,600,000 26,776 3,040 29,816
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 128,600,000 26,776 3,040 29,816
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 120,600,000 20,640 (6,399) 14,241
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 120,600,000 20,640 (6,399) 14,241
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 51,900,000 18,167 7,857 26,024
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 51,900,000 18,167 7,857 26,024
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 10,200,000 1,948 1,242 3,190
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 10,200,000 1,948 1,242 3,190
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 4,500,000 (117) 243 126
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 4,500,000 (117) 243 126
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 44,600,000 157,078 74,246 231,324
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 44,600,000 157,254 74,070 231,324
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 123,600,000 152,413 286,380 438,793
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 123,500,000 151,929 286,509 438,438
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 34,200,000 143,625 181,352 324,977
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 34,100,000 143,087 180,940 324,027
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 5,000,000 17,643 16,595 34,238
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 5,000,000 17,266 16,971 34,237
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 23,400,000 30,389 (426) 29,963
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 23,500,000 30,532 (441) 30,091
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 2,200,000 1,684 842 2,526
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 2,200,000 1,684 842 2,526
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 238,400,000 1,304 50,992 52,296
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 238,400,000 1,304 50,992 52,296
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 48,500,000 6,457 5,782 12,239
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 48,300,000 6,432 5,758 12,190
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 72,900,000 20,706 45,199 65,905
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 72,900,000 20,706 45,199 65,905
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 9,400,000 5,169 2,015 7,184
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 9,400,000 5,169 2,015 7,184
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 12,000,000 (4,295) 4,694 399
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 12,000,000 (4,295) 4,694 399
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 8,100,000 81,359 3,649 85,008
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 8,000,000 80,355 3,604 83,959
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 160,700,000 (426) 1,955 1,529
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 160,700,000 (426) 1,955 1,529
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 118,900,000 2,111 4,231 6,342
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 118,900,000 2,111 4,231 6,342
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 21,400,000 333,322 (248,545) 84,777
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 21,300,000 331,089 (246,709) 84,380
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 29,300,000 6,430 5,078 11,508
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 29,300,000 6,430 5,078 11,508
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 8,700,000 (4,215) 5,632 1,417
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 8,600,000 (4,199) 5,599 1,400
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 2,200,000 (2,273) 9,021 6,748
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 2,300,000 (2,108) 9,163 7,055

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 3,200,000 $ 5,836 $ 3,227 $ 9,063
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 3,300,000 6,019 3,327 9,346
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 35,000,000 73,561 (18,503) 55,058
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 35,000,000 73,465 (18,410) 55,055
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 900,000 13,491 419 13,910
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 900,000 13,780 41 13,821
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 5,289,600,000 36 14,772 14,808
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 5,289,600,000 36 14,772 14,808
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 2,767,400,000 1,161 7,267 8,428
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 2,767,400,000 1,161 7,267 8,428
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 1,554,400,000 157 5,788 5,945
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 1,554,400,000 157 5,788 5,945
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 509,700,000 296 1,827 2,123
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 509,700,000 296 1,827 2,123
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 410,000,000 13,714 259 13,973
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 410,000,000 13,714 259 13,973
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 500,000 12,649 (210) 12,439
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 400,000 10,200 (249) 9,951
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 6,900,000 24,308 135,211 159,519
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 7,000,000 25,526 136,304 161,830
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 2,900,000 78,165 557 78,722
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 2,900,000 78,880 (157) 78,723
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 4,300,000 (124,788) 249,986 125,198
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 4,400,000 (125,822) 253,931 128,109
Receive 1D SOFR Annual 4.00% Annual 6/21/2056 USD 700,000 3,668 17,301 20,969
Receive 1D SOFR Annual 4.00% Annual 6/21/2056 USD 700,000 3,668 17,301 20,969
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 44,500,000 376,209 62,776 438,985
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 44,500,000 376,137 62,848 438,985
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 19,381,300,000 (191) 566,878 566,687
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 19,381,300,000 (190) 566,878 566,688
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 61,166,700,000 1,329,810 1,298,964 2,628,774
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 61,166,700,000 1,329,810 1,298,963 2,628,773
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 1,404,200,000 (34,573) 59,356 24,783
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 1,404,100,000 (34,571) 59,352 24,781
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 11,700,000 311 10,446 10,757
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 11,800,000 414 10,435 10,849
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 7,100,000 84,412 (34,495) 49,917
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 7,200,000 85,302 (34,681) 50,621
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 1,600,000 22,212 (6,071) 16,141
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 1,500,000 21,499 (6,367) 15,132
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 12,474,700,000 7,385 (3,659) 3,726
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 12,474,700,000 7,385 (3,659) 3,726
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 12,893,900,000 (21,111) 93,280 72,169
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 12,893,900,000 (21,111) 93,280 72,169
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 5,919,200,000 37,929 1,162 39,091
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 5,919,200,000 37,929 1,162 39,091
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 109,000,000 (13,745) 67,492 53,747
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 109,000,000 (13,745) 67,492 53,747
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 79,500,000 76,019 (14,107) 61,912
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 79,500,000 76,019 (14,107) 61,912
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 56,200,000 925 3,058 3,983
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 56,200,000 925 3,058 3,983
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 6,000,000 (645) 1,304 659
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 6,000,000 (645) 1,304 659
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 14,700,000 (14,406) 20,560 6,154
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 14,800,000 (14,504) 20,700 6,196
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 10,500,000 15,332 450 15,782

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 10,500,000 $ 15,789 $ (7) $ 15,782
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 3,400,000 354 8,681 9,035
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 3,400,000 354 8,681 9,035
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 700,000 (3,985) 6,839 2,854
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 700,000 (3,110) 5,964 2,854
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 44,800,000 324,777 40,742 365,519
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 44,700,000 323,693 41,010 364,703
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 67,300,000 (295,489) 695,637 400,148
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 67,300,000 (294,772) 694,920 400,148
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 16,400,000 35,564 103,040 138,604
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 16,500,000 35,618 103,831 139,449
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 298,500,000 29,230 27,687 56,917
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 298,500,000 29,229 27,687 56,916
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 239,200,000 8,640 17,554 26,194
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 239,200,000 8,640 17,554 26,194
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 10,000,000 1,237 1,885 3,122
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 10,000,000 1,237 1,885 3,122
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 41,200,000 28,252 18,519 46,771
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 41,200,000 28,252 18,519 46,771
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 33,600,000 21,816 14,925 36,741
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 33,600,000 21,817 14,925 36,742
6,510,646 8,204,905 14,715,551
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 21,600,000 39,419 (51,286) (11,867)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 21,600,000 39,477 (51,344) (11,867)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,300,000 (40,009) (26,496) (66,505)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 5,300,000 (40,664) (25,843) (66,507)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 16,100,000 16,466 (44,149) (27,683)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 16,100,000 15,982 (43,666) (27,684)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 38,800,000 7,239 (118,112) (110,873)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 38,800,000 7,236 (118,110) (110,874)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 23,100,000 (273,823) (239,422) (513,245)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 23,100,000 (272,933) (240,312) (513,245)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 20,600,000 (18) (6,650) (6,668)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 20,600,000 (66) (6,602) (6,668)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 10,500,000 (6,558) (11,650) (18,208)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 10,500,000 (6,480) (11,728) (18,208)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 59,600,000 (308,753) 97 (308,656)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 59,500,000 (308,389) 251 (308,138)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 3,000,000 (11,993) (2,111) (14,104)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 3,100,000 (12,389) (2,185) (14,574)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 18,700,000 (343,031) (148,307) (491,338)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 18,800,000 (345,063) (148,753) (493,816)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 4,600,000 (116,690) (11,903) (128,593)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 4,500,000 (114,053) (11,745) (125,798)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 5,000,000 (56,389) 1,401 (54,988)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 5,000,000 (56,520) 1,532 (54,988)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 14,400,000 (36,577) 12,925 (23,652)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 14,400,000 (35,288) 11,636 (23,652)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 8,000,000 (56,817) 19,372 (37,445)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 8,000,000 (56,051) 18,606 (37,445)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 18,600,000 (10,859) (19,532) (30,391)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 18,500,000 (10,800) (19,428) (30,228)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 1,600,000 6,821 (8,895) (2,074)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 1,400,000 5,965 (7,780) (1,815)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 15,000,000 457 (954) (497)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 15,000,000 457 (954) (497)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 372,700,000 (46,301) 31,836 (14,465)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 372,700,000 $ (46,301) $ 31,836 $ (14,465)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 8,514,900,000 200,048 (499,559) (299,511)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 8,514,900,000 200,048 (499,559) (299,511)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 1,416,200,000 336,288 (456,963) (120,675)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 1,416,300,000 336,343 (457,026) (120,683)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 1,436,100,000 (31,955) (146,684) (178,639)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 1,436,100,000 (31,954) (146,685) (178,639)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 73,500,000 922 (1,515) (593)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 73,500,000 922 (1,515) (593)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 22,000,000 (14,653) 280 (14,373)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 22,000,000 (14,651) 278 (14,373)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 12,000,000 (7,063) (1,941) (9,004)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 12,000,000 (7,063) (1,941) (9,004)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 4,800,000 (6,233) (1,247) (7,480)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 4,800,000 (6,207) (1,273) (7,480)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 22,000,000 (12,763) 7,471 (5,292)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 22,000,000 (12,763) 7,471 (5,292)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 33,600,000 (19,655) 12,223 (7,432)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 33,500,000 (19,573) 12,163 (7,410)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 6,200,000 (49,411) 6,999 (42,412)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 6,300,000 (50,189) 7,093 (43,096)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 900,000 (26,852) (26,747) (53,599)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 900,000 (22,126) (31,473) (53,599)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 1,200,000 (75,215) 650 (74,565)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 1,200,000 (74,612) 47 (74,565)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 65,200,000 (3,677) (13,321) (16,998)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 65,200,000 (3,677) (13,321) (16,998)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 17,300,000 (14,927) 14,707 (220)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 17,300,000 (14,927) 14,707 (220)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 17,600,000 (67,016) (29,156) (96,172)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 17,600,000 (67,016) (29,156) (96,172)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 27,700,000 (53,481) (49,855) (103,336)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 27,700,000 (53,428) (49,923) (103,351)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 123,300,000 906 (1,519) (613)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 123,300,000 906 (1,519) (613)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 44,300,000 (313,933) 254,923 (59,010)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 44,300,000 (314,131) 255,121 (59,010)
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 200,000 881 (2,445) (1,564)
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 300,000 255 (2,602) (2,347)
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,800,000 5,073 (19,379) (14,306)
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,800,000 5,067 (19,374) (14,307)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 1,491,200,000 (99,519) 29,606 (69,913)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 1,491,100,000 (99,513) 29,605 (69,908)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 3,977,200,000 (126,789) 56,439 (70,350)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 3,977,200,000 (126,789) 56,438 (70,351)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 34,756,900,000 (23,350) 5,308 (18,042)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 34,756,900,000 (23,350) 5,308 (18,042)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 716,100,000 (231,221) (152,194) (383,415)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 716,200,000 (231,251) (152,217) (383,468)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 268,500,000 (29,472) (73,593) (103,065)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 268,500,000 (29,472) (73,593) (103,065)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 10,500,000 $ (11,361) $ 7,044 $ (4,317)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 10,500,000 (11,361) 7,044 (4,317)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 254,900,000 (8,037) (7,193) (15,230)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 254,900,000 (8,037) (7,193) (15,230)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 12,900,000 (101,768) (10,738) (112,506)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 13,000,000 (102,497) (10,881) (113,378)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 600,000 340 (419) (79)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 600,000 297 (376) (79)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 21,600,000 3,217 (8,827) (5,610)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 21,600,000 3,217 (8,827) (5,610)
(4,031,504) (3,469,249) (7,500,753)
$ 2,479,142 $ 4,735,656 $ 7,214,798
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/12/2026 KRW 34,504,000,000 $ 978,315
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF 14,395,630 331,797
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/21/2026 TWD 174,084,000 243,084
Total unrealized appreciation 1,553,196
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (16,184,850) (204,309)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/29/2026 HKD 146,899,500 (91,507)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 235,272,336 (382,043)
Total unrealized depreciation (677,859)
Net unrealized appreciation $ 875,337
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 460 1/2026 USD $ 27,991,000 $ (126,591)
Hang Seng Index 227 1/2026 HKD 37,404,089 (360,230)
HSCEI 642 1/2026 HKD 36,720,714 (180,874)
IBEX 35 Index 100 1/2026 EUR 20,306,868 403,579
IFSC NIFTY 50 Index 447 1/2026 USD 23,490,297 (88,776)
LME Aluminum Base Metal 4 1/2026 USD 297,882 11,020
LME Aluminum Base Metal 8 1/2026 USD 595,020 43,516
LME Aluminum Base Metal 14 1/2026 USD 1,039,763 86,345
LME Aluminum Base Metal 18 1/2026 USD 1,339,155 102,186
LME Aluminum Base Metal 22 1/2026 USD 1,632,950 139,519
LME Aluminum Base Metal 23 1/2026 USD 1,709,763 111,494
LME Aluminum Base Metal 31 1/2026 USD 2,306,632 162,090
LME Aluminum Base Metal 43 1/2026 USD 3,198,663 253,034
LME Aluminum Base Metal 64 1/2026 USD 4,716,160 405,754
LME Aluminum Base Metal 40 1/2026 USD 2,980,330 113,580

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 40 1/2026 USD $ 2,979,830 $ 77,710
LME Aluminum Base Metal 110 1/2026 USD 8,188,125 459,621
LME Copper Base Metal 1 1/2026 USD 311,204 35,846
LME Copper Base Metal 7 1/2026 USD 2,179,693 304,376
LME Copper Base Metal 8 1/2026 USD 2,489,236 269,815
LME Copper Base Metal 5 1/2026 USD 1,557,224 202,738
LME Copper Base Metal 5 1/2026 USD 1,558,299 241,373
LME Copper Base Metal 10 1/2026 USD 3,116,380 448,979
LME Copper Base Metal 12 1/2026 USD 3,779,511 620,424
LME Copper Base Metal 6 1/2026 USD 1,868,233 270,064
LME Copper Base Metal 6 1/2026 USD 1,867,077 210,761
LME Copper Base Metal 16 1/2026 USD 4,980,596 640,554
LME Copper Base Metal 20 1/2026 USD 6,229,370 911,005
LME Lead Base Metal 1 1/2026 USD 49,613 (1,112)
LME Lead Base Metal 1 1/2026 USD 49,344 (777)
LME Lead Base Metal 1 1/2026 USD 49,206 (721)
LME Lead Base Metal 1 1/2026 USD 49,507 (847)
LME Lead Base Metal 5 1/2026 USD 247,036 (864)
LME Lead Base Metal 2 1/2026 USD 98,979 (707)
LME Lead Base Metal 2 1/2026 USD 98,450 (1,930)
LME Lead Base Metal 2 1/2026 USD 98,530 (2,832)
LME Lead Base Metal 11 1/2026 USD 545,944 (10,256)
LME Nickel Base Metal 1 1/2026 USD 99,141 7,818
LME Nickel Base Metal 1 1/2026 USD 99,273 7,410
LME Nickel Base Metal 14 1/2026 USD 1,390,586 108,102
LME Nickel Base Metal 16 1/2026 USD 1,589,070 116,958
LME Nickel Base Metal 27 1/2026 USD 2,677,628 219,198
LME Nickel Base Metal 30 1/2026 USD 2,979,072 214,182
LME Nickel Base Metal 36 1/2026 USD 3,573,843 301,336
LME Nickel Base Metal 60 1/2026 USD 5,951,304 503,515
LME Zinc Base Metal 2 1/2026 USD 154,397 7,283
LME Zinc Base Metal 5 1/2026 USD 386,959 5,694
LME Zinc Base Metal 6 1/2026 USD 464,547 7,104
LME Zinc Base Metal 9 1/2026 USD 694,982 30,437
LME Zinc Base Metal 10 1/2026 USD 771,517 11,329
LME Zinc Base Metal 11 1/2026 USD 850,592 25,284
LME Zinc Base Metal 17 1/2026 USD 1,314,657 36,631
LME Zinc Base Metal 26 1/2026 USD 2,013,460 36,757
LME Zinc Base Metal 27 1/2026 USD 2,086,951 82,840
LME Zinc Base Metal 32 1/2026 USD 2,471,048 106,103
MSCI Singapore Index 353 1/2026 SGD 12,241,306 (50,646)
Natural Gas 50 1/2026 GBP 1,392,891 47,718
Natural Gas 111 1/2026 USD 4,091,460 (365,813)
Rapeseed 20 1/2026 EUR 532,659 (31,856)
SGX FTSE China A50 Index 5,865 1/2026 USD 89,617,200 (556,982)
SGX FTSE Taiwan Index 403 1/2026 USD 38,220,520 602,519
WTI Crude Oil 148 1/2026 USD 8,498,160 (201,383)
100 oz Gold 68 2/2026 USD 29,519,480 876,921
CBOE Volatility Index 23 2/2026 USD 426,282 (67,122)
Ethanol 10 2/2026 USD 673,050 2,389
Italian Base Electricity 9 2/2026 EUR 799,322 (3,670)
Lean Hogs 227 2/2026 USD 7,727,080 367,076
Live Cattle 226 2/2026 USD 20,936,640 683,281
LME Aluminum Base Metal 4 2/2026 USD 298,285 12,548
LME Aluminum Base Metal 6 2/2026 USD 447,353 11,511
LME Aluminum Base Metal 14 2/2026 USD 1,044,173 45,581
LME Copper Base Metal 2 2/2026 USD 622,481 88,776

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 4 2/2026 USD $ 1,245,034 $ 169,262
LME Lead Base Metal 1 2/2026 USD 49,750 (853)
LME Lead Base Metal 3 2/2026 USD 149,202 (2,823)
LME Lead Base Metal 4 2/2026 USD 198,872 (3,621)
LME Lead Base Metal 5 2/2026 USD 248,510 (4,901)
LME Nickel Base Metal 39 2/2026 USD 3,876,727 340,620
LME Nickel Base Metal 43 2/2026 USD 4,273,848 389,604
LME Zinc Base Metal 1 2/2026 USD 77,555 942
LME Zinc Base Metal 6 2/2026 USD 465,036 2,268
Low Sulphur Gasoil 256 2/2026 USD 15,872,000 (193,085)
Mont Belvieu Propane 40 2/2026 USD 1,069,606 (12,579)
Phelix De Base Electricity 6 2/2026 EUR 459,720 (13,121)
SGX IODEX Iron Ore 603 2/2026 USD 6,338,133 37,707
Sugar No. 11 95 2/2026 USD 1,597,064 (27,020)
White Sugar 43 2/2026 USD 919,125 30,920
Australia 3 Year Bond 1,313 3/2026 AUD 92,000,317 66,268
CBOE Volatility Index 39 3/2026 USD 769,782 (61,302)
Coffee 'C' 217 3/2026 USD 28,379,531 (3,201,269)
Copper 226 3/2026 USD 32,103,300 2,200,695
Corn 1,762 3/2026 USD 38,786,025 (864,362)
Crude Oil 68 3/2026 USD 4,091,084 (58,338)
DJIA CBOT E-Mini Index 230 3/2026 USD 55,586,400 (613,765)
Euro-Bobl 544 3/2026 EUR 74,268,503 (171,879)
Euro-BTP 310 3/2026 EUR 43,772,087 (84,500)
Euro-OAT 282 3/2026 EUR 39,964,298 (107,367)
Euro-Schatz 1,493 3/2026 EUR 187,370,915 121,287
Feeder Cattle 13 3/2026 USD 2,244,613 59,788
FTSE 100 Index 55 3/2026 GBP 7,369,984 71,226
FTSE/JSE Top 40 Index 166 3/2026 ZAR 10,961,012 162,416
FTSE/MIB Index 151 3/2026 EUR 39,974,446 507,283
KC HRW Wheat 233 3/2026 USD 5,996,838 (105,599)
LME Aluminum Base Metal 681 3/2026 USD 50,980,852 2,170,847
LME Copper Base Metal 213 3/2026 USD 66,245,662 6,692,477
LME Nickel Base Metal 167 3/2026 USD 16,672,208 1,613,676
LME Zinc Base Metal 345 3/2026 USD 26,900,685 597,355
Long Gilt 119 3/2026 GBP 14,656,301 (4,577)
MSCI Emerging Markets Index 932 3/2026 USD 65,771,240 1,269,532
NASDAQ 100 E-Mini Index 63 3/2026 USD 32,075,505 (31,819)
Nikkei 225 Index 44 3/2026 JPY 14,157,303 (60,314)
Palladium 21 3/2026 USD 3,467,940 510,556
Robusta Coffee 37 3/2026 USD 1,461,130 (116,126)
Russell 2000 E-Mini Index 281 3/2026 USD 35,096,900 (1,148,709)
S&P 500 E-Mini Index 109 3/2026 USD 37,564,125 14,524
S&P Midcap 400 E-Mini Index 128 3/2026 USD 42,562,560 (648,468)
S&P/TSX 60 Index 177 3/2026 CAD 48,021,027 303,449
Silver 44 3/2026 USD 15,532,660 4,424,772
Soybean Oil 53 3/2026 USD 1,544,208 (97,069)
TOPIX Index 123 3/2026 JPY 26,804,169 218,072
U.S. Treasury 10 Year Note 232 3/2026 USD 26,049,250 (115,571)
U.S. Treasury 2 Year Note 536 3/2026 USD 111,898,374 8,712
Wheat 420 3/2026 USD 10,647,000 (542,900)
CBOE Volatility Index 20 4/2026 USD 409,066 (19,960)
Platinum 8 4/2026 USD 817,680 (94,457)
Rapeseed 63 4/2026 EUR 1,665,846 (4,938)
CBOE Volatility Index 15 5/2026 USD 312,746 (4,531)
90-Day New Zealand Bill 57 6/2026 NZD 32,610,295 (15,309)
3 Month SARON 332 9/2026 CHF 104,842,381 (58,228)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 827 9/2026 GBP $ 269,185,379 $ 55,917
90-Day New Zealand Bill 35 9/2026 NZD 20,017,489 (14,267)
3 Month CORRA 425 12/2026 CAD 75,560,544 (58,258)
3 Month SARON 369 12/2026 CHF 116,503,330 (63,192)
3 Month SOFR 423 12/2026 USD 102,413,588 (5,374)
3 Month SONIA 820 12/2026 GBP 267,100,336 118,896
90-Day New Zealand Bill 28 12/2026 NZD 16,006,150 2,593
UK Allowances Carbon Dioxide Emissions 37 12/2026 GBP 3,345,059 344,370
3 Month CORRA 213 3/2027 CAD 37,830,370 (46,340)
3 Month Euro Euribor 290 3/2027 EUR 83,348,856 (95,667)
3 Month SARON 381 3/2027 CHF 120,249,968 (72,276)
3 Month SOFR 332 3/2027 USD 80,418,700 (7,425)
3 Month SONIA 833 3/2027 GBP 271,362,925 67,605
3 Month Euro Euribor 294 6/2027 EUR 84,438,032 (141,037)
3 Month SARON 97 6/2027 CHF 30,594,922 (33,622)
3 Month SONIA 295 6/2027 GBP 96,071,092 7,907
3 Month Euro Euribor 290 9/2027 EUR 83,233,834 (136,920)
3 Month SONIA 94 9/2027 GBP 30,599,813 19,501
3 Month Euro Euribor 281 12/2027 EUR 80,597,052 (47,314)
3 Month SONIA 93 12/2027 GBP 30,258,613 20,581
3 Month SONIA 91 3/2028 GBP 29,594,091 24,780
Total of long contracts 22,473,051
Short Contracts
CAC 40 10 Euro Index (85) 1/2026 EUR (8,145,194) (27,551)
CBOE Volatility Index (224) 1/2026 USD (3,703,280) 237,751
EURO STOXX 50 Volatility Index (197) 1/2026 EUR (370,423) 66,028
LME Aluminum Base Metal (4) 1/2026 USD (297,882) (10,583)
LME Aluminum Base Metal (8) 1/2026 USD (595,020) (43,229)
LME Aluminum Base Metal (14) 1/2026 USD (1,039,763) (86,754)
LME Aluminum Base Metal (18) 1/2026 USD (1,339,155) (102,994)
LME Aluminum Base Metal (22) 1/2026 USD (1,632,950) (139,711)
LME Aluminum Base Metal (23) 1/2026 USD (1,709,762) (105,200)
LME Aluminum Base Metal (31) 1/2026 USD (2,306,632) (170,643)
LME Aluminum Base Metal (43) 1/2026 USD (3,198,663) (260,364)
LME Aluminum Base Metal (64) 1/2026 USD (4,716,160) (409,999)
LME Aluminum Base Metal (40) 1/2026 USD (2,980,330) (98,795)
LME Aluminum Base Metal (40) 1/2026 USD (2,979,830) (86,880)
LME Aluminum Base Metal (110) 1/2026 USD (8,188,125) (455,397)
LME Copper Base Metal (1) 1/2026 USD (311,204) (36,007)
LME Copper Base Metal (7) 1/2026 USD (2,179,693) (310,087)
LME Copper Base Metal (8) 1/2026 USD (2,489,236) (265,425)
LME Copper Base Metal (5) 1/2026 USD (1,557,224) (203,887)
LME Copper Base Metal (5) 1/2026 USD (1,558,299) (240,634)
LME Copper Base Metal (10) 1/2026 USD (3,116,380) (448,031)
LME Copper Base Metal (12) 1/2026 USD (3,779,511) (621,330)
LME Copper Base Metal (6) 1/2026 USD (1,868,233) (270,779)
LME Copper Base Metal (6) 1/2026 USD (1,867,077) (220,127)
LME Copper Base Metal (16) 1/2026 USD (4,980,596) (627,632)
LME Copper Base Metal (20) 1/2026 USD (6,229,370) (906,392)
LME Lead Base Metal (1) 1/2026 USD (49,613) 971
LME Lead Base Metal (1) 1/2026 USD (49,344) 697
LME Lead Base Metal (1) 1/2026 USD (49,206) 701
LME Lead Base Metal (1) 1/2026 USD (49,507) 840
LME Lead Base Metal (5) 1/2026 USD (247,036) 483
LME Lead Base Metal (2) 1/2026 USD (98,979) 616
LME Lead Base Metal (2) 1/2026 USD (98,450) 1,884
LME Lead Base Metal (2) 1/2026 USD (98,530) 2,589

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (11) 1/2026 USD $ (545,944) $ 9,679
LME Nickel Base Metal (1) 1/2026 USD (99,141) (7,944)
LME Nickel Base Metal (1) 1/2026 USD (99,273) (7,361)
LME Nickel Base Metal (14) 1/2026 USD (1,390,586) (111,121)
LME Nickel Base Metal (16) 1/2026 USD (1,589,070) (116,169)
LME Nickel Base Metal (27) 1/2026 USD (2,677,628) (217,238)
LME Nickel Base Metal (30) 1/2026 USD (2,979,072) (223,444)
LME Nickel Base Metal (36) 1/2026 USD (3,573,843) (298,914)
LME Nickel Base Metal (60) 1/2026 USD (5,951,304) (490,253)
LME Zinc Base Metal (2) 1/2026 USD (154,397) (7,653)
LME Zinc Base Metal (5) 1/2026 USD (386,959) (5,728)
LME Zinc Base Metal (6) 1/2026 USD (464,547) (1,968)
LME Zinc Base Metal (9) 1/2026 USD (694,982) (32,455)
LME Zinc Base Metal (10) 1/2026 USD (771,517) (14,247)
LME Zinc Base Metal (11) 1/2026 USD (850,591) (21,927)
LME Zinc Base Metal (17) 1/2026 USD (1,314,657) (33,555)
LME Zinc Base Metal (26) 1/2026 USD (2,013,459) (35,291)
LME Zinc Base Metal (27) 1/2026 USD (2,086,951) (82,282)
LME Zinc Base Metal (32) 1/2026 USD (2,471,048) (105,544)
Natural Gas (85) 1/2026 EUR (1,890,375) (75,940)
NY Harbor ULSD (214) 1/2026 USD (19,068,042) 301,334
OMXS30 Index (465) 1/2026 SEK (14,623,269) (351,250)
RBOB Gasoline (394) 1/2026 USD (28,379,820) 433,765
EURO STOXX 50 Volatility Index (86) 2/2026 EUR (175,857) 14,994
French Base Electricity (1) 2/2026 EUR (55,953) 2,069
LME Aluminum Base Metal (4) 2/2026 USD (298,285) (12,075)
LME Aluminum Base Metal (6) 2/2026 USD (447,353) (12,160)
LME Aluminum Base Metal (14) 2/2026 USD (1,044,173) (46,112)
LME Copper Base Metal (2) 2/2026 USD (622,481) (89,027)
LME Copper Base Metal (4) 2/2026 USD (1,245,034) (170,545)
LME Lead Base Metal (1) 2/2026 USD (49,750) 847
LME Lead Base Metal (3) 2/2026 USD (149,202) 2,590
LME Lead Base Metal (4) 2/2026 USD (198,872) 4,117
LME Lead Base Metal (5) 2/2026 USD (248,510) 5,071
LME Nickel Base Metal (39) 2/2026 USD (3,876,727) (338,764)
LME Nickel Base Metal (43) 2/2026 USD (4,273,848) (380,756)
LME Zinc Base Metal (1) 2/2026 USD (77,555) (795)
LME Zinc Base Metal (6) 2/2026 USD (465,036) (1,951)
LNG Japan/Korea Marker (17) 2/2026 USD (1,633,870) (29,462)
Australia 10 Year Bond (311) 3/2026 AUD (22,714,328) (28,333)
Canada 10 Year Bond (454) 3/2026 CAD (39,960,468) 631,880
Canola (157) 3/2026 CAD (1,378,118) 60,557
Cocoa (108) 3/2026 USD (6,550,200) (728,931)
Cocoa (135) 3/2026 GBP (7,964,969) (119,457)
Cotton No. 2 (327) 3/2026 USD (10,508,145) 326,614
Crude Palm Oil (151) 3/2026 MYR (3,767,558) 7,738
DAX Index (13) 3/2026 EUR (9,430,099) (128,415)
Euro STOXX 50 Index (34) 3/2026 EUR (2,333,877) (31,530)
EURO STOXX 50 Volatility Index (26) 3/2026 EUR (55,610) 2,811
Euro-Bund (113) 3/2026 EUR (16,946,302) (15,171)
Euro-Buxl (110) 3/2026 EUR (14,235,433) 42,900
Fcoj-a (4) 3/2026 USD (120,720) (26,581)
French Base Electricity (7) 3/2026 EUR (499,827) (20,911)
Japan 10 Year Bond (146) 3/2026 JPY (123,490,424) 738,843
LME Aluminum Base Metal (209) 3/2026 USD (15,646,106) (294,778)
LME Copper Base Metal (69) 3/2026 USD (21,459,862) (1,320,391)
LME Lead Base Metal (69) 3/2026 USD (3,463,265) (18,810)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (494) 3/2026 USD $ (49,317,789) $ (5,108,581)
LME Zinc Base Metal (100) 3/2026 USD (7,797,300) (77,634)
Milling Wheat No. 2 (252) 3/2026 EUR (2,809,727) 26,013
MSCI EAFE Index (103) 3/2026 USD (14,945,815) (49,217)
Red Wheat (43) 3/2026 USD (1,234,100) 19,377
Soybean (518) 3/2026 USD (27,130,250) 465,741
Soybean Meal (381) 3/2026 USD (11,407,140) 281,527
SPI 200 Index (161) 3/2026 AUD (23,304,463) (227,288)
U.S. Treasury 5 Year Note (217) 3/2026 USD (23,698,774) 69,953
U.S. Treasury Long Bond (200) 3/2026 USD (23,043,750) 55,870
U.S. Treasury Ultra Bond (45) 3/2026 USD (5,284,688) 14,609
3 Month Euro Euribor (10) 6/2026 EUR (2,878,065) (255)
90-Day Australian Bank Bill (325) 6/2026 AUD (214,796,689) 93,721
3 Month CORRA (238) 9/2026 CAD (42,346,417) 1,776
3 Month Euro Euribor (696) 9/2026 EUR (200,272,413) 60,361
3 Month SOFR (144) 9/2026 USD (34,808,400) (3,089)
90-Day Australian Bank Bill (292) 9/2026 AUD (192,930,029) 4,809
3 Month Euro Euribor (37) 12/2026 EUR (10,641,230) (2,196)
90-Day Australian Bank Bill (197) 12/2026 AUD (130,142,635) (11,883)
ECX Emission (2) 12/2026 EUR (205,354) (994)
French Base Electricity (3) 12/2026 EUR (1,564,288) (35,425)
Italian Base Electricity (3) 12/2026 EUR (2,989,905) (69,795)
90-Day Australian Bank Bill (57) 3/2027 AUD (37,653,645) (8,131)
3 Month CORRA (104) 6/2027 CAD (18,452,224) (15,127)
3 Month SOFR (27) 6/2027 USD (6,539,400) (2,972)
3 Month SOFR (350) 9/2027 USD (84,739,375) 22,136
3 Month SOFR (346) 12/2027 USD (83,727,675) 37,336
3 Month SOFR (349) 3/2028 USD (84,401,288) 81,579
3 Month SOFR (94) 6/2028 USD (22,716,275) 32,851
3 Month SONIA (91) 6/2028 GBP (29,578,758) 5,998
Total of short contracts (13,644,231)
Net unrealized appreciation $ 8,828,820
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 50,520,002 USD 33,248,686 CITI 3/18/2026 $ 468,606
AUD 50,519,998 USD 33,248,617 JPMC 3/18/2026 468,672
CAD 121,061,717 USD 87,784,609 CITI 3/18/2026 691,624
CAD 121,061,715 USD 87,784,432 JPMC 3/18/2026 691,799
CHF 3,759,501 USD 4,725,754 CITI 3/18/2026 57,030
CHF 3,759,499 USD 4,725,742 JPMC 3/18/2026 57,039
CLP 14,611,945,615 USD 15,732,558 CITI
**
3/18/2026 512,097
CLP 14,611,945,615 USD 15,732,527 JPMC
**
3/18/2026 512,129
CNY 460,963,439 USD 65,640,023 CITI
**
3/18/2026 725,142
CNY 460,963,439 USD 65,640,161 JPMC
**
3/18/2026 725,003
COP 21,278,682,451 USD 5,486,297 CITI
**
3/18/2026 10,710
COP 21,278,682,451 USD 5,486,286 JPMC
**
3/18/2026 10,721
CZK 1,245,756,625 USD 59,648,048 CITI 3/18/2026 1,018,326
CZK 1,245,756,625 USD 59,647,929 JPMC 3/18/2026 1,018,446
EUR 102,355,864 USD 119,734,785 CITI 3/18/2026 960,588
EUR 102,355,862 USD 119,734,543 JPMC 3/18/2026 960,828

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 27,524,003 USD 36,734,630 CITI 3/18/2026 $ 359,524
GBP 27,523,998 USD 36,734,550 JPMC 3/18/2026 359,597
HUF 9,394,268,189 USD 28,256,139 CITI 3/18/2026 330,460
HUF 9,394,268,189 USD 28,256,082 JPMC 3/18/2026 330,516
INR 325,000,000 USD 3,582,970 CITI
**
3/18/2026 9,551
INR 325,000,000 USD 3,582,963 JPMC
**
3/18/2026 9,558
JPY 3,714,377,869 USD 23,848,706 CITI 3/18/2026 12,220
JPY 3,714,377,872 USD 23,848,658 JPMC 3/18/2026 12,268
KRW 32,293,773,907 USD 22,054,699 CITI
**
3/18/2026 367,030
KRW 32,293,773,907 USD 22,054,655 JPMC
**
3/18/2026 367,074
MXN 182,127,391 USD 9,864,102 CITI 3/18/2026 178,546
MXN 182,127,391 USD 9,864,082 JPMC 3/18/2026 178,566
NZD 35,544,000 USD 20,511,875 CITI 3/18/2026 8,522
NZD 35,544,000 USD 20,511,834 JPMC 3/18/2026 8,563
PEN 59,735,877 USD 17,625,325 CITI
**
3/18/2026 98,990
PEN 59,735,877 USD 17,625,290 JPMC
**
3/18/2026 99,025
PLN 37,055,000 USD 10,298,284 CITI 3/18/2026 19,388
PLN 37,055,000 USD 10,298,264 JPMC 3/18/2026 19,409
SEK 238,000,000 USD 25,700,555 CITI 3/18/2026 249,071
SEK 238,000,000 USD 25,700,504 JPMC 3/18/2026 249,123
SGD 54,634,500 USD 42,469,359 CITI 3/18/2026 234,792
SGD 54,634,500 USD 42,469,274 JPMC 3/18/2026 234,877
THB 30,000,000 USD 955,082 CITI 3/18/2026 2,133
THB 30,000,000 USD 955,080 JPMC 3/18/2026 2,135
USD 70,778,007 EUR 59,869,000 CITI 3/18/2026 182,038
USD 70,778,148 EUR 59,869,000 JPMC 3/18/2026 182,180
USD 82,558,956 INR 7,411,756,738 CITI
**
3/18/2026 630,071
USD 82,559,121 INR 7,411,756,738 JPMC
**
3/18/2026 630,236
USD 35,175,304 JPY 5,435,000,000 CITI 3/18/2026 261,212
USD 35,175,375 JPY 5,435,000,000 JPMC 3/18/2026 261,282
USD 5,050,165 NOK 50,886,290 CITI 3/18/2026 3,133
USD 5,050,175 NOK 50,886,290 JPMC 3/18/2026 3,143
USD 12,268,648 PHP 722,737,374 CITI
**
3/18/2026 58,386
USD 12,268,169 PHP 722,737,374 JPMC
**
3/18/2026 57,907
USD 3,928,015 TWD 123,500,000 CITI
**
3/18/2026 2,457
USD 3,928,023 TWD 123,500,000 JPMC
**
3/18/2026 2,465
ZAR 1,397,085,000 USD 80,703,389 CITI 3/18/2026 3,232,703
ZAR 1,397,085,000 USD 80,703,228 JPMC 3/18/2026 3,232,864
USD 6,304,331 IDR 105,342,824,922 CITI
**
3/25/2026 9,149
USD 6,304,343 IDR 105,342,824,922 JPMC
**
3/25/2026 9,161
Total unrealized appreciation 21,388,085
AUD 24,589,000 USD 16,471,821 CITI 3/18/2026 (61,004)
AUD 24,589,000 USD 16,471,788 JPMC 3/18/2026 (60,972)
BRL 19,738,555 USD 3,609,994 CITI
**
3/18/2026 (67,907)
BRL 19,738,555 USD 3,609,986 JPMC
**
3/18/2026 (67,899)
CAD 40,545,784 USD 29,667,813 CITI 3/18/2026 (35,504)
CAD 40,545,784 USD 29,667,754 JPMC 3/18/2026 (35,444)
CHF 7,060,000 USD 9,024,549 CITI 3/18/2026 (42,918)
CHF 7,060,000 USD 9,024,531 JPMC 3/18/2026 (42,900)
COP 35,486,520,545 USD 9,239,650 CITI
**
3/18/2026 (72,276)
COP 35,486,520,545 USD 9,239,632 JPMC
**
3/18/2026 (72,256)
EUR 32,346,802 USD 38,228,207 CITI 3/18/2026 (85,699)
EUR 32,346,802 USD 38,228,131 JPMC 3/18/2026 (85,623)
GBP 11,111,001 USD 15,012,623 CITI 3/18/2026 (38,305)
GBP 11,110,999 USD 15,012,590 JPMC 3/18/2026 (38,275)
HUF 114,943,682 USD 349,862 CITI 3/18/2026 (91)
HUF 114,943,682 USD 349,862 JPMC 3/18/2026 (90)
JPY 8,987,721,463 USD 58,230,550 CITI 3/18/2026 (494,002)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 8,987,721,460 USD 58,230,433 JPMC 3/18/2026 $ (493,885)
MXN 149,872,609 USD 8,279,979 CITI 3/18/2026 (15,885)
MXN 149,872,609 USD 8,279,962 JPMC 3/18/2026 (15,867)
NZD 86,291,000 USD 50,049,937 CITI 3/18/2026 (232,089)
NZD 86,291,000 USD 50,049,837 JPMC 3/18/2026 (231,990)
PEN 3,896,216 USD 1,156,842 CITI
**
3/18/2026 (790)
PEN 3,896,216 USD 1,156,840 JPMC
**
3/18/2026 (788)
PLN 10,688,500 USD 2,976,618 CITI 3/18/2026 (490)
PLN 10,688,500 USD 2,976,612 JPMC 3/18/2026 (484)
SEK 11,000,000 USD 1,201,257 CITI 3/18/2026 (1,904)
SEK 11,000,000 USD 1,201,254 JPMC 3/18/2026 (1,902)
SGD 29,869,501 USD 23,371,445 CITI 3/18/2026 (24,444)
SGD 29,869,499 USD 23,371,396 JPMC 3/18/2026 (24,399)
THB 66,500,000 USD 2,146,549 CITI 3/18/2026 (24,723)
THB 66,500,000 USD 2,146,545 JPMC 3/18/2026 (24,719)
TWD 1,266,657,967 USD 40,699,352 CITI
**
3/18/2026 (437,500)
TWD 1,266,657,967 USD 40,699,271 JPMC
**
3/18/2026 (437,418)
USD 86,756,394 AUD 133,289,002 CITI 3/18/2026 (2,201,326)
USD 86,756,564 AUD 133,288,998 JPMC 3/18/2026 (2,201,153)
USD 37,187,219 CAD 51,862,180 CITI 3/18/2026 (715,518)
USD 37,187,292 CAD 51,862,178 JPMC 3/18/2026 (715,443)
USD 89,212,503 CHF 71,051,036 CITI 3/18/2026 (1,177,614)
USD 89,212,678 CHF 71,051,034 JPMC 3/18/2026 (1,177,435)
USD 25,338,837 CZK 524,000,000 CITI 3/18/2026 (179,134)
USD 25,338,887 CZK 524,000,000 JPMC 3/18/2026 (179,083)
USD 1,097,290 DKK 7,031,000 CITI 3/18/2026 (13,635)
USD 1,097,292 DKK 7,031,000 JPMC 3/18/2026 (13,633)
USD 43,059,753 EUR 36,791,001 CITI 3/18/2026 (323,239)
USD 43,059,837 EUR 36,790,999 JPMC 3/18/2026 (323,153)
USD 61,666,996 GBP 46,713,106 CITI 3/18/2026 (1,288,351)
USD 61,667,111 GBP 46,713,100 JPMC 3/18/2026 (1,288,227)
USD 6,195,737 ILS 20,136,000 CITI 3/18/2026 (128,892)
USD 6,195,749 ILS 20,136,000 JPMC 3/18/2026 (128,879)
USD 13,052,858 INR 1,187,252,246 CITI
**
3/18/2026 (70,920)
USD 13,052,884 INR 1,187,252,246 JPMC
**
3/18/2026 (70,894)
USD 10,671,766 JPY 1,666,250,000 CITI 3/18/2026 (32,117)
USD 10,671,787 JPY 1,666,250,000 JPMC 3/18/2026 (32,096)
USD 1,806,062 KRW 2,650,000,000 CITI
**
3/18/2026 (33,846)
USD 1,806,066 KRW 2,650,000,000 JPMC
**
3/18/2026 (33,842)
USD 42,008 MXN 779,874 CITI 3/18/2026 (995)
USD 42,008 MXN 779,874 JPMC 3/18/2026 (995)
USD 35,225,567 NOK 359,457,221 CITI 3/18/2026 (426,316)
USD 35,225,637 NOK 359,457,221 JPMC 3/18/2026 (426,245)
USD 104,180,638 NZD 181,627,493 CITI 3/18/2026 (677,236)
USD 104,180,847 NZD 181,627,493 JPMC 3/18/2026 (677,028)
USD 4,062,338 PHP 240,912,459 CITI
**
3/18/2026 (7,750)
USD 4,062,038 PHP 240,912,459 JPMC
**
3/18/2026 (8,049)
USD 679,572 PLN 2,484,369 CITI 3/18/2026 (12,181)
USD 679,574 PLN 2,484,369 JPMC 3/18/2026 (12,179)
USD 37,661,835 SEK 357,750,000 CITI 3/18/2026 (1,344,379)
USD 37,661,910 SEK 357,750,000 JPMC 3/18/2026 (1,344,303)
USD 127,026,933 SGD 164,090,116 CITI 3/18/2026 (1,231,386)
USD 127,027,186 SGD 164,090,115 JPMC 3/18/2026 (1,231,132)
USD 41,014,996 THB 1,313,612,500 CITI 3/18/2026 (898,649)
USD 41,015,078 THB 1,313,612,500 JPMC 3/18/2026 (898,567)
USD 2,132,505 ZAR 35,500,000 CITI 3/18/2026 (315)
USD 2,132,509 ZAR 35,500,000 JPMC 3/18/2026 (311)
USD 9,021,680 IDR 151,342,824,922 CITI
**
3/25/2026 (22,416)

Consolidated Schedule of Investments
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 9,021,698 IDR 151,342,824,922 JPMC
**
3/25/2026 $ (22,398)
Total unrealized depreciation (24,841,702)
Net unrealized depreciation $ (3,453,617)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
53 months
maturity
04/10/2030
$– $– $– $–

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2025
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 44,578,100 $ 44,578,100
CITG
Cash – 649,536 649,536
CITI
Investment Companies 10,476,230 – 10,476,230
GSCO
Cash – 3,248,102 3,248,102
GSIN
Cash (370,000) – (370,000)
U.S. Treasury Bills 46,525,867 – 46,525,867
JPMC
Investment Companies 14,887,916 – 14,887,916
JPMS
Cash – 6,328,716 6,328,716
MLIN
Cash (556,194) – (556,194)
MSCL
Cash – 2,749,702 2,749,702
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 4,717,227 $ 4,717,227
JPPC
Cash – 8,317,132 8,317,132
MSCL
Cash – 8,946,632 8,946,632

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 251.6%
COMMON STOCKS - 179.6%
Australia - 4 .6%
AGL Energy Ltd. (2)(a) 3,231 20,021
ALS Ltd. (2)(a) 487 7,134
ANZ Group Holdings Ltd. (2)(a) 3,713 89,771
Aristocrat Leisure Ltd. (2)(a) 2,262 87,572
Aurizon Holdings Ltd. (2)(a) 1,928 4,691
BHP Group Ltd. (2)(a) 2,480 74,844
BlueScope Steel Ltd. (2)(a) 1,052 16,798
Computershare Ltd. (2)(a) 393 8,907
Dyno Nobel Ltd. (2)(a) 28 60
Evolution Mining Ltd. (2)(a) 6,719 56,230
Fortescue Ltd. (2)(a) 772 11,289
Glencore plc (2)(a) 2,510 13,721
Harvey Norman Holdings Ltd. (2)(a) 5,172 23,882
IGO Ltd. (2)*(a) 14,099 76,837
JB Hi-Fi Ltd. (2)(a) 189 12,098
Lendlease Corp. Ltd. (2)(a) 1,741 6,016
Mineral Resources Ltd. (2)*(a) 1,082 39,058
Northern Star Resources Ltd. (2)(a) 8,108 142,683
Orica Ltd. (2)(a) 3,951 63,813
PLS Group Ltd. (2)*(a) 6,768 18,959
Pro Medicus Ltd. (2)(a) 375 55,074
Qube Holdings Ltd. (2)(a) 859 2,725
SEEK Ltd. (2)(a) 3,517 54,008
South32 Ltd. (2)(a) 18,424 43,612
Technology One Ltd. (2)(a) 488 9,051
Telstra Group Ltd. (2)(a) 19,089 61,935
Westpac Banking Corp. (2)(a) 852 21,864
Whitehaven Coal Ltd. (2)(a) 6,171 31,765
Worley Ltd. (2)(a) 3,817 31,875
1,086,293
Belgium - 0 .5%
Ageas SA/NV (2) 370 25,923
Liberty Global Ltd., Class A *(a) 5,002 55,722
Umicore SA (2) 1,145 23,935
105,580
Brazil - 0 .2%
MercadoLibre, Inc. * 3 6,043
Wheaton Precious Metals Corp. 288 33,858
Yara International ASA (2) 226 9,248
49,149
Canada - 6 .3%
Agnico Eagle Mines Ltd. (a) 83 14,075
Alamos Gold, Inc., Class A (a) 592 22,860
AltaGas Ltd. (a) 160 4,879
ARC Resources Ltd. (a) 3,196 59,959
Atco Ltd., Class I (a) 342 14,048
Bank of Nova Scotia (The) (a) 1,437 105,983
Brookfield Infrastructure Corp.,
Class A (a) 83 3,768
Canadian National Railway Co. (a) 1,411 139,552
Canadian Natural Resources Ltd.
(a)(b) 2,666 90,301
Capstone Copper Corp. *(a) 734 7,369
CCL Industries, Inc., Class B (a) 186 11,749
INVESTMENTS SHARES VALUE ($)
Canada - 6.3% (continued)
Celestica, Inc. *(a) 391 115,661
Cenovus Energy, Inc. (a) 593 10,032
Constellation Software, Inc. (a) 23 55,322
Emera, Inc. (a) 93 4,583
Fairfax Financial Holdings Ltd. (a) 51 97,199
George Weston Ltd. (a) 643 44,360
iA Financial Corp., Inc. (a) 167 21,637
Intact Financial Corp. (a) 363 75,567
Kinross Gold Corp. (a) 616 17,351
Loblaw Cos. Ltd. (a) 1,490 67,360
Lundin Gold, Inc. (a) 1,006 83,570
Magna International, Inc. (a) 517 27,561
Pan American Silver Corp. (a) 454 23,538
Quebecor, Inc., Class B (a) 849 31,979
Royal Bank of Canada (a) 75 12,786
Saputo, Inc. (a) 167 5,026
Stantec, Inc. (a) 367 34,632
Sun Life Financial, Inc. (a) 330 20,600
Suncor Energy, Inc. (a) 2,942 130,579
TFI International, Inc. (a) 533 55,092
TMX Group Ltd. (a) 605 23,022
Toromont Industries Ltd. (a) 56 6,775
Toronto-Dominion Bank (The) (a) 523 49,292
1,488,067
China - 0 .4%
Prosus NV (2) 960 59,443
Wilmar International Ltd. (2) 11,700 27,982
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,900 13,237
100,662
Denmark - 1 .6%
Danske Bank A/S (2)(a) 2,238 111,758
Genmab A/S (2)*(a) 232 71,916
GN Store Nord A/S (2)*(a) 509 8,460
ISS A/S (2)(a) 1,907 64,971
Jyske Bank A/S (Registered) (2)(a) 225 30,793
Orsted A/S (2)*(a)(c) 239 4,562
ROCKWOOL A/S, Class B (2)(a) 162 5,692
Royal Unibrew A/S (2)(a) 257 23,191
Vestas Wind Systems A/S (2)(a) 638 17,256
Zealand Pharma A/S (2)*(a) 423 30,732
369,331
Finland - 1 .1%
Kone OYJ, Class B (2)(a) 550 38,964
Nordea Bank Abp (2)(a) 5,387 101,353
Sampo OYJ, Class A (2)(a) 2,331 28,202
UPM-Kymmene OYJ (2)(a) 1,139 32,928
Wartsila OYJ Abp (2)(a) 1,815 64,259
265,706
France - 5 .8%
Air France-KLM (2)*(a) 2,854 38,572
Amundi SA (2)(a)(c) 85 7,025
BNP Paribas SA (2)(a) 56 5,298
Bouygues SA (2)(a) 1,279 66,489
Carrefour SA (2)(a) 8,125 135,570
Credit Agricole SA (2)(a) 3,193 65,737

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 5.8% (continued)
Dassault Aviation SA (2)(a) 86 27,572
Eiffage SA (2)(a) 470 67,341
Gaztransport Et Technigaz SA (2)(a) 93 17,064
Hermes International SCA (2)(a) 71 176,282
Ipsen SA (2)(a) 90 12,558
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 84 63,314
Orange SA (2)(a) 3,866 64,510
Safran SA (2)(a) 372 129,574
SCOR SE (2)(a) 561 18,885
SEB SA (2)(a) 47 2,709
Societe Generale SA (2)(a) 1,497 120,515
Thales SA (2)(a) 462 124,632
TotalEnergies SE (2)(a) 1,774 115,661
Valeo SE (2)(a) 2,588 35,122
Vinci SA (2)(a) 398 55,992
Vivendi SE (2)(a) 2,644 7,333
1,357,755
Germany - 4 .5%
adidas AG (2)(a) 25 4,947
Allianz SE (Registered) (2)(a) 260 120,217
Bayer AG (Registered) (2)(a) 791 34,310
Bechtle AG (2)(a) 180 9,168
Continental AG (2)(a) 821 65,157
Daimler Truck Holding AG (2)(a) 1,282 55,527
Deutsche Lufthansa AG
(Registered) (2)(a) 6,482 63,679
E.ON SE (2)(a) 2,078 39,347
Evonik Industries AG (2)(a) 704 10,987
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 53 4,334
Fresenius Medical Care AG (2)(a) 1,604 76,616
GEA Group AG (2)(a) 396 26,763
HUGO BOSS AG (2)(a) 1,219 51,365
Knorr-Bremse AG (2)(a) 61 6,767
Mercedes-Benz Group AG (2)(a) 2,390 165,679
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 127 83,577
Nordex SE (2)*(a) 233 7,898
Rational AG (2)(a) 30 23,163
RENK Group AG (2)(a) 15 935
RWE AG (2)(a) 1,402 74,288
Schaeffler AG (2)(a) 186 1,811
Scout24 SE (2)(a)(c) 610 61,268
Siemens Healthineers AG (2)(a)(c) 592 31,031
Talanx AG (2)(a) 212 28,162
1,046,996
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 1,500 17,255
Italy - 3 .1%
A2A SpA (2)(a) 5,227 14,144
Amplifon SpA (2)(a) 2,138 34,277
Banca Monte dei Paschi di Siena
SpA (2)(a) 2,442 26,000
Eni SpA (2)(a) 1,073 20,340
Fincantieri SpA (2)*(a) 2,852 55,418
INVESTMENTS SHARES VALUE ($)
Italy - 3.1% (continued)
Generali (2)(a) 1,753 73,255
Hera SpA (2)(a) 3,799 17,914
Intesa Sanpaolo SpA (2)(a) 7,468 51,605
Leonardo SpA (2)(a) 1,994 114,058
Nexi SpA (2)(a)(c) 5,185 25,556
Pirelli & C SpA (2)(a)(c) 5,489 37,483
Poste Italiane SpA (2)(a)(c) 2,964 74,408
Reply SpA (2)(a) 216 28,921
Snam SpA (2)(a) 1,249 8,299
Telecom Italia SpA (2)*(a) 43,969 26,415
UniCredit SpA (2)(a) 1,516 125,565
733,658
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 7 366
Japan - 23 .9%
ABC-Mart, Inc. (2)(a) 400 6,778
Advantest Corp. (2)(a) 400 50,579
AGC, Inc. (2)(a) 400 13,265
Aisin Corp. (2)(a) 1,700 31,852
Ajinomoto Co., Inc. (2)(a) 1,700 35,938
ANA Holdings, Inc. (2)(a) 2,800 53,177
Asahi Intecc Co. Ltd. (2)(a) 1,200 22,495
Asahi Kasei Corp. (2)(a) 7,600 67,554
Astellas Pharma, Inc. (2)(a) 10,500 139,750
BayCurrent, Inc. (2)(a) 1,500 62,196
Brother Industries Ltd. (2)(a) 2,900 57,935
Canon, Inc. (2)(a) 3,800 112,437
Central Japan Railway Co. (2)(a) 3,000 83,100
Chubu Electric Power Co., Inc. (2)
(a) 2,500 38,516
Concordia Financial Group Ltd. (2)
(a) 6,000 49,602
Dai Nippon Printing Co. Ltd. (2)(a) 3,100 53,363
Dai-ichi Life Holdings, Inc. (2)(a) 4,400 36,567
Daiichi Sankyo Co. Ltd. (2)(a) 4,600 97,679
Denso Corp. (2)(a) 800 11,050
Dentsu Group, Inc. (2)*(a) 1,700 36,080
Disco Corp. (2)(a) 100 30,466
ENEOS Holdings, Inc. (2)(a) 6,900 48,818
FANUC Corp. (2)(a) 1,600 62,265
Fujitsu Ltd. (2)(a) 5,100 140,162
Fukuoka Financial Group, Inc. (2)
(a) 1,900 61,457
Hitachi Ltd. (2)(a) 800 25,089
Honda Motor Co. Ltd. (2)(a) 9,500 93,239
Hoshizaki Corp. (2)(a) 400 13,324
Hoya Corp. (2)(a) 600 91,002
Iida Group Holdings Co. Ltd. (2)(a) 800 12,858
Inpex Corp. (2)(a) 1,800 36,001
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 7,600 110,391
Japan Airlines Co. Ltd. (2)(a) 2,500 46,364
Japan Post Bank Co. Ltd. (2)(a) 8,600 121,063
Japan Post Holdings Co. Ltd. (2)(a) 7,100 74,915
Kajima Corp. (2)(a) 200 7,458
Kansai Electric Power Co., Inc.
(The) (2)(a) 900 14,134
Kao Corp. (2)(a) 1,400 55,876

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 23.9% (continued)
Keisei Electric Railway Co. Ltd. (2)
(a) 700 5,746
Kirin Holdings Co. Ltd. (2)(a) 800 11,975
Kobe Steel Ltd. (2)(a) 5,100 67,390
Koito Manufacturing Co. Ltd. (2)(a) 500 7,388
Komatsu Ltd. (2)(a) 800 25,386
Kyoto Financial Group, Inc. (2)(a) 1,400 30,662
Kyushu Electric Power Co., Inc. (2)
(a) 1,400 15,020
LY Corp. (2)(a) 37,900 100,850
Marubeni Corp. (2)(a) 1,900 52,915
MatsukiyoCocokara & Co. (a) 1,300 22,508
MINEBEA MITSUMI, Inc. (2)(a) 3,700 74,450
MISUMI Group, Inc. (2)(a) 200 3,121
Mitsubishi Chemical Group Corp.
(2)(a) 10,500 61,463
Mitsubishi Corp. (2)(a) 2,200 50,320
Mitsubishi Electric Corp. (2)(a) 800 23,325
Mitsubishi Heavy Industries Ltd. (2)
(a) 400 9,765
Mitsui & Co. Ltd. (2)(a) 300 8,909
Mitsui Chemicals, Inc. (2)(a) 6,400 81,838
Mizuho Financial Group, Inc. (2)(a) 4,000 145,977
MS&AD Insurance Group Holdings,
Inc. (2)(a) 900 21,129
Murata Manufacturing Co. Ltd. (2)
(a) 3,300 68,204
Nexon Co. Ltd. (2)(a) 4,500 109,919
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,600 34,244
Nippon Steel Corp. (2)(a) 31,400 128,491
Nissan Chemical Corp. (2)(a) 900 30,927
Niterra Co. Ltd. (2)(a) 500 22,029
Nomura Holdings, Inc. (2)(a) 1,100 9,164
Obayashi Corp. (2)(a) 1,800 37,670
Obic Co. Ltd. (2)(a) 3,100 97,305
Oji Holdings Corp. (2)(a) 2,800 15,373
Ono Pharmaceutical Co. Ltd. (2)(a) 1,500 20,782
ORIX Corp. (2)(a) 2,500 73,118
Otsuka Corp. (2)(a) 800 16,484
Panasonic Holdings Corp. (2)(a) 9,900 128,344
Rakuten Group, Inc. (2)*(a) 6,900 44,215
Recruit Holdings Co. Ltd. (2)(a) 2,800 157,335
Renesas Electronics Corp. (2)*(a) 1,600 21,915
Resona Holdings, Inc. (2)(a) 10,300 98,033
Resonac Holdings Corp. (2)(a) 400 16,678
Rohm Co. Ltd. (2)(a) 400 5,682
Sanwa Holdings Corp. (2)(a) 3,200 83,322
Seiko Epson Corp. (2)(a) 5,200 65,906
Seven & i Holdings Co. Ltd. (2)(a) 9,500 136,487
Shimamura Co. Ltd. (2)(a) 300 19,547
Shimizu Corp. (2)(a) 5,300 90,491
Shin-Etsu Chemical Co. Ltd. (2)(a) 3,000 93,183
Shionogi & Co. Ltd. (2)(a) 1,200 21,720
Shizuoka Financial Group, Inc. (2)
(a) 3,600 55,896
SMC Corp. (2)(a) 100 34,600
SoftBank Corp. (2)(a) 34,900 47,916
Sojitz Corp. (2)(a) 2,100 65,310
Sony Financial Group, Inc. * 800 848
INVESTMENTS SHARES VALUE ($)
Japan - 23.9% (continued)
Sony Group Corp. (2)(a) 800 20,521
Subaru Corp. (2)(a) 3,100 66,747
Sumitomo Corp. (2)(a) 1,900 65,764
Sumitomo Electric Industries Ltd.
(2)(a) 700 28,194
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,600 48,760
Sysmex Corp. (2)(a) 3,100 30,443
TBS Holdings, Inc. (2)(a) 800 29,525
Tokyo Century Corp. (2)(a) 1,500 19,448
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 6,300 26,491
Tokyo Electron Ltd. (2)(a) 400 89,091
Tokyo Gas Co. Ltd. (2)(a) 900 35,680
Tokyu Corp. (2)(a) 2,600 30,385
TOPPAN Holdings, Inc. (2)(a) 900 26,754
Tosoh Corp. (2)(a) 300 4,508
TOTO Ltd. (2)(a) 400 11,052
Toyota Motor Corp. (2)(a) 2,600 55,840
Toyota Tsusho Corp. (2)(a) 1,200 40,463
USS Co. Ltd. (2)(a) 4,600 50,336
West Japan Railway Co. (2)(a) 300 5,978
Yamato Holdings Co. Ltd. (2)(a) 4,800 67,582
Yamazaki Baking Co. Ltd. (2)(a) 300 6,295
Yaskawa Electric Corp. (2)(a) 100 3,040
Yokogawa Electric Corp. (2)(a) 1,400 44,899
Zensho Holdings Co. Ltd. (2)(a) 500 28,652
5,612,518
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2) 1,000 4,931
Netherlands - 1 .4%
Aalberts NV (2)(a) 355 11,702
ABN AMRO Bank NV, CVA (2)(a)(c) 945 33,017
Arcadis NV (2)(a) 35 1,460
Argenx SE (2)*(a) 26 21,932
ASM International NV (2)(a) 150 90,810
ASR Nederland NV (2)(a) 672 47,813
EXOR NV (2)(a) 86 7,305
Heineken NV (2)(a) 490 40,428
NN Group NV (2)(a) 478 36,875
Wolters Kluwer NV (2)(a) 409 42,363
333,705
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 189 14,317
Nigeria - 0 .2%
Airtel Africa plc (2)(c) 10,793 51,701
Norway - 0 .4%
Gjensidige Forsikring ASA (2)(a) 779 23,283
Norsk Hydro ASA (2)(a) 614 4,740
Storebrand ASA (2)(a) 311 5,315
Telenor ASA (2)(a) 3,154 45,873
TOMRA Systems ASA (2)(a) 1,076 14,422
93,633

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 50,425 53,080
EDP SA (2) 4,726 21,767
74,847
Singapore - 0 .2%
DBS Group Holdings Ltd. (2) 400 17,521
Genting Singapore Ltd. (2) 16,700 9,409
Singapore Telecommunications
Ltd. (2) 2,600 9,199
36,129
Spain - 1 .3%
ACS Actividades de Construccion y
Servicios SA (2)(a) 422 41,890
Aena SME SA (2)(a)(c) 2,436 68,064
Banco Santander SA (2)(a) 952 11,206
Bankinter SA (2)(a) 4,565 75,665
Cellnex Telecom SA (2)(a)(c) 402 12,945
Enagas SA (2)(a) 2,541 39,268
Fluidra SA (2)(a) 1,184 32,077
Grifols SA (2)(a) 412 5,150
Indra Sistemas SA (2)(a) 162 9,209
Repsol SA (2)(a) 294 5,486
Unicaja Banco SA (2)(a)(c) 1,461 4,754
305,714
Sweden - 2 .7%
Alfa Laval AB (2)(a) 984 49,339
Autoliv, Inc. (a)(b) 658 78,105
Axfood AB (2)(a) 529 16,657
Boliden AB (2)*(a) 85 4,709
Coffee Stain Group AB, Class B *(a) 205 515
Elekta AB, Class B (2)(a) 791 4,837
Embracer Group AB (2)*(a) 720 4,714
Epiroc AB, Class A (2)(a) 17 383
Essity AB, Class B (2)(a) 714 20,528
Evolution AB (2)(a)(c) 996 67,630
Husqvarna AB, Class B (2)(a) 4,891 24,519
Sandvik AB (2)(a) 1,548 50,002
SSAB AB, Class B (2)(a) 703 5,264
Svenska Handelsbanken AB, Class
A (2)(a) 2,988 43,289
Swedbank AB, Class A (2)(a) 1,160 40,246
Swedish Orphan Biovitrum AB
(2)*(a) 308 11,053
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 9,651 93,925
Telia Co. AB (2)(a) 18,753 80,150
Volvo AB, Class B (2)(a) 1,402 44,618
640,483
Switzerland - 3 .3%
ABB Ltd. (Registered) (2)(a) 1,382 101,878
Accelleron Industries AG (2)(a) 146 11,260
Adecco Group AG (Registered) (2)
(a) 2,049 59,011
Avolta AG (2)*(a) 411 24,241
BKW AG (2)(a) 34 7,212
Clariant AG (Registered) (2)*(a) 2,431 21,746
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.3% (continued)
Flughafen Zurich AG (Registered)
(2)(a) 198 62,680
Galderma Group AG (2)(a) 48 9,774
Galenica AG (a)(c) 83 10,237
Geberit AG (Registered) (2)(a) 57 44,268
Helvetia Baloise Holding AG (2)(a) 18 4,734
Kuehne + Nagel International AG
(Registered) (2)(a) 450 96,505
SGS SA (Registered) (a) 671 76,969
Swatch Group AG (The) (2)(a) 23 4,836
Swissquote Group Holding SA
(Registered) (2)(a) 37 22,464
TE Connectivity plc (a) 175 39,814
Zurich Insurance Group AG (2)(a) 243 183,879
781,508
United Kingdom - 7 .6%
Admiral Group plc (2)(a) 422 18,052
Ashtead Group plc (2)(a) 531 36,203
Barclays plc (2)(a) 23,627 151,239
Burberry Group plc (2)*(a) 4,425 75,243
Centrica plc (2)(a) 32,059 73,096
CK Hutchison Holdings Ltd. (2)(a) 1,500 10,198
Compass Group plc (2)(a) 4,029 127,659
Croda International plc (2)(a) 128 4,644
Diploma plc (2)(a) 27 1,921
easyJet plc (2)(a) 4,328 29,690
Games Workshop Group plc (2)(a) 50 12,720
Hiscox Ltd. (2)(a) 2,582 49,370
Howden Joinery Group plc (2)(a) 2,941 32,914
ICG plc (2)(a) 683 18,835
Imperial Brands plc (2)(a) 583 24,480
InterContinental Hotels Group plc
(2)(a) 829 116,498
International Consolidated Airlines
Group SA (2)(a) 9,176 50,949
Intertek Group plc (2)(a) 504 31,256
Investec plc (2)(a) 648 4,810
ITV plc (2)(a) 26,054 28,737
Kingfisher plc (2)(a) 19,988 84,141
Lloyds Banking Group plc (2)(a) 61,673 81,576
NatWest Group plc (2)(a) 7,637 66,994
Next plc (2)(a) 133 24,485
Pennon Group plc (2)(a) 20 142
Persimmon plc (2)(a) 1,544 28,222
Reckitt Benckiser Group plc (2)(a) 663 53,650
RELX plc (2)(a) 680 27,395
Rolls-Royce Holdings plc (2)(a) 9,875 152,724
RS GROUP plc (2)(a) 1,420 11,905
Sage Group plc (The) (2)(a) 1,300 18,908
Taylor Wimpey plc (2)(a) 42,634 61,692
TechnipFMC plc (a)(b) 2,574 114,697
Tesco plc (2)(a) 8,636 51,357
United Utilities Group plc (2)(a) 807 12,966
Vodafone Group plc (2)(a) 65,550 87,379
1,776,747

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110 .0%
3M Co. (a) 243 38,904
A O Smith Corp. (a)(b) 148 9,898
Abercrombie & Fitch Co., Class A
*(a) 63 7,930
Accenture plc, Class A (a) 434 116,442
Acuity, Inc. (a) 71 25,563
Adobe, Inc. *(a) 94 32,899
ADT, Inc. (a) 7,828 63,172
Advanced Drainage Systems, Inc.
(a) 98 14,193
Aflac, Inc. (a)(b) 389 42,895
AGCO Corp. (a)(b) 118 12,310
Agilent Technologies, Inc. (a)(b) 301 40,957
Agree Realty Corp., REIT (a) 215 15,486
Air Lease Corp., Class A (a)(b) 592 38,024
Airbnb, Inc., Class A *(a) 703 95,411
Akamai Technologies, Inc. *(a)(b) 949 82,800
Albemarle Corp. (a)(b) 172 24,328
Alcoa Corp. (a) 521 27,686
Align Technology, Inc. *(a) 330 51,530
Allison Transmission Holdings, Inc.
(a) 585 57,272
Alnylam Pharmaceuticals, Inc. *(a)
(b) 94 37,379
Amazon.com, Inc. *(a) 296 68,323
Amdocs Ltd. (a) 100 8,051
Amentum Holdings, Inc. *(a)(b) 317 9,193
Ameren Corp. (a)(b) 350 34,951
American Electric Power Co., Inc.
(a) 704 81,178
American International Group, Inc.
(a)(b) 554 47,395
American Tower Corp., REIT (a) 746 130,975
American Water Works Co., Inc.
(a)(b) 1,474 192,357
Ameriprise Financial, Inc. (a) 249 122,095
AMETEK, Inc. (a) 209 42,910
Analog Devices, Inc. 112 30,374
Antero Resources Corp. *(a)(b) 746 25,707
Aon plc, Class A (a) 183 64,577
AP Moller - Maersk A/S, Class B
(2)(a) 18 41,302
APA Corp. (a)(b) 372 9,099
Apellis Pharmaceuticals, Inc. *(a)(b) 611 15,348
Applied Industrial Technologies,
Inc. (a) 163 41,854
AptarGroup, Inc. (a) 446 54,394
Aramark (a)(b) 2,294 84,557
Arch Capital Group Ltd. *(a) 1,009 96,783
Arista Networks, Inc. *(a)(b) 777 101,810
Armstrong World Industries, Inc. (a) 23 4,395
Arrow Electronics, Inc. *(a)(b) 478 52,666
ASGN, Inc. *(a)(b) 438 21,098
Ashland, Inc. (a)(b) 843 49,459
ATI, Inc. *(a) 54 6,197
Atlassian Corp., Class A *(a) 1,361 220,673
Autodesk, Inc. *(a) 118 34,929
AutoNation, Inc. *(a)(b) 180 37,166
AutoZone, Inc. *(a)(b) 21 71,222
Avient Corp. (a) 151 4,717
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Avnet, Inc. (a) 687 33,031
Axis Capital Holdings Ltd. (a) 914 97,880
Ball Corp. (a) 513 27,174
Bank of New York Mellon Corp.
(The) (a) 578 67,100
Becton Dickinson & Co. (a)(b) 460 89,272
BellRing Brands, Inc. *(a)(b) 2,558 68,375
Best Buy Co., Inc. (a)(b) 1,880 125,828
Biogen, Inc. *(a)(b) 314 55,261
BioMarin Pharmaceutical, Inc. *(a)
(b) 1,491 88,610
Blackbaud, Inc. *(a)(b) 602 38,119
Blue Owl Capital, Inc., Class A (a) 274 4,094
Booking Holdings, Inc. (a) 25 133,883
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 303 25,561
BorgWarner, Inc. (a) 1,869 84,217
Boston Beer Co., Inc. (The), Class
A *(a) 34 6,634
BP plc (2)(a) 29,083 169,611
Brighthouse Financial, Inc. *(a)(b) 52 3,369
Brink's Co. (The) (a) 290 33,852
Bristol-Myers Squibb Co. (a) 2,862 154,376
Broadridge Financial Solutions,
Inc. (a) 213 47,535
BRP, Inc. (a) 119 8,414
Brunswick Corp. (a)(b) 320 23,757
Burlington Stores, Inc. *(a) 215 62,103
Cabot Corp. (a)(b) 77 5,104
CACI International, Inc., Class A
*(a) 110 58,609
Caesars Entertainment, Inc. *(a)(b) 2,257 52,791
Capital One Financial Corp. (a) 554 134,267
CarMax, Inc. *(a)(b) 1,148 44,359
Carpenter Technology Corp. (a)(b) 79 24,872
Carrier Global Corp. (a)(b) 790 41,744
Centene Corp. *(a) 4,384 180,402
Charles River Laboratories
International, Inc. *(a)(b) 87 17,355
Charles Schwab Corp. (The) (a) 1,033 103,207
Chemed Corp. (a)(b) 100 42,786
Cheniere Energy, Inc. (a) 418 81,255
Chewy, Inc., Class A *(a)(b) 3,216 106,289
Chipotle Mexican Grill, Inc., Class
A *(a) 2,791 103,267
Chord Energy Corp. (a)(b) 164 15,203
Chubb Ltd. (a) 600 187,272
Churchill Downs, Inc. (a)(b) 174 19,798
Ciena Corp. *(a)(b) 334 78,113
Cincinnati Financial Corp. (a)(b) 27 4,410
Citigroup, Inc. (a) 845 98,603
Citizens Financial Group, Inc. (a) 1,881 109,869
Civitas Resources, Inc. (a)(b) 313 8,479
Clorox Co. (The) (a)(b) 723 72,900
Cloudflare, Inc., Class A *(a)(b) 63 12,420
CME Group, Inc. (a) 258 70,455
CNA Financial Corp. (a) 757 36,139
CNH Industrial NV (a)(b) 8,830 81,413
CNO Financial Group, Inc. (a) 275 11,679
Coca-Cola Consolidated, Inc. (a) 474 72,664

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Cognex Corp. (a)(b) 510 18,350
Columbia Sportswear Co. (a) 892 49,140
Comfort Systems USA, Inc. (a) 145 135,327
Commerce Bancshares, Inc. (a) 85 4,449
Commercial Metals Co. (a) 405 28,034
Confluent, Inc., Class A *(a)(b) 1,776 53,706
ConocoPhillips (a)(b) 1,321 123,659
Consolidated Edison, Inc. (a)(b) 1,218 120,972
Cooper Cos., Inc. (The) *(a)(b) 502 41,144
COPT Defense Properties, REIT (a) 575 15,985
Corcept Therapeutics, Inc. *(a)(b) 331 11,519
Corebridge Financial, Inc. (a) 151 4,556
Corpay, Inc. *(a)(b) 45 13,542
Corteva, Inc. (a) 406 27,214
Crane Co. (a) 244 45,001
CRH plc (a)(b) 484 60,403
Crocs, Inc. *(a)(b) 298 25,485
Crown Holdings, Inc. (a)(b) 562 57,869
Cummins, Inc. (a)(b) 86 43,899
Curtiss-Wright Corp. (a) 102 56,230
CVS Health Corp. (a)(b) 257 20,396
Danaher Corp. (a)(b) 278 63,640
Datadog, Inc., Class A *(a)(b) 72 9,791
Dayforce, Inc. *(a)(b) 414 28,632
Deckers Outdoor Corp. *(a) 361 37,425
Delta Air Lines, Inc. (a) 579 40,183
Devon Energy Corp. (a) 1,074 39,341
Dexcom, Inc. *(a)(b) 279 18,517
Dolby Laboratories, Inc., Class A
(a)(b) 421 27,037
Dollar General Corp. (a)(b) 1,011 134,230
Dollar Tree, Inc. *(a)(b) 218 26,816
DoubleVerify Holdings, Inc. *(a)(b) 971 11,108
Dover Corp. (a) 335 65,405
DR Horton, Inc. (a) 968 139,421
DraftKings, Inc., Class A *(a)(b) 1,975 68,059
DTE Energy Co. (a) 90 11,608
Duolingo, Inc., Class A *(a)(b) 317 55,634
DuPont de Nemours, Inc. (a)(b) 586 23,557
Eagle Materials, Inc. (a)(b) 118 24,388
East West Bancorp, Inc. (a) 470 52,823
Ecolab, Inc. (a)(b) 107 28,090
Edison International (a)(b) 3,527 211,691
Edwards Lifesciences Corp. *(a) 529 45,097
Elastic NV *(a) 1,754 132,322
Elevance Health, Inc. (a) 119 41,715
elf Beauty, Inc. *(a)(b) 418 31,785
Eli Lilly & Co. (a) 34 36,539
EMCOR Group, Inc. (a) 72 44,049
Encompass Health Corp. (a) 6 637
EnerSys (a) 119 17,463
Envista Holdings Corp. *(a)(b) 32 695
EPR Properties, REIT (a) 686 34,231
Equifax, Inc. (a)(b) 236 51,207
Equinix, Inc., REIT (a)(b) 168 128,715
Equity Residential, REIT (a)(b) 540 34,042
Esab Corp. (a)(b) 378 42,230
Etsy, Inc. *(a) 433 24,006
Evercore, Inc., Class A (a) 101 34,365
Everest Group Ltd. (a) 298 101,126
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Exelixis, Inc. *(a) 2,320 101,686
ExlService Holdings, Inc. *(a)(b) 1,625 68,965
Expedia Group, Inc. (a)(b) 418 118,424
Extra Space Storage, Inc., REIT (a) 1,058 137,773
Exxon Mobil Corp. (a) 293 35,260
F&G Annuities & Life, Inc. 130 4,011
Federal Realty Investment Trust,
REIT (a)(b) 886 89,309
Federated Hermes, Inc., Class B
(a)(b) 265 13,799
FedEx Corp. (a) 608 175,627
Ferguson Enterprises, Inc. (a) 64 14,248
Fidelity National Financial, Inc. (a) 2,170 118,460
Fidelity National Information
Services, Inc. (a)(b) 538 35,755
Fifth Third Bancorp (a)(b) 833 38,993
First American Financial Corp. (a) 494 30,351
First Hawaiian, Inc. (a) 1,549 39,190
First Industrial Realty Trust, Inc.,
REIT (a) 432 24,741
First Solar, Inc. *(a)(b) 55 14,368
FirstCash Holdings, Inc. (a) 222 35,382
FirstEnergy Corp. (a) 951 42,576
Five Below, Inc. *(a)(b) 256 48,220
Flowserve Corp. (a)(b) 606 42,044
Fluor Corp. *(a) 1,018 40,343
FNB Corp. (a)(b) 1,494 25,547
Ford Motor Co. (a) 9,069 118,985
Freeport-McMoRan, Inc. (a)(b) 2,216 112,551
Freshpet, Inc. *(a)(b) 245 14,928
Gaming and Leisure Properties,
Inc., REIT (a)(b) 1,075 48,042
Gap, Inc. (The) (a)(b) 2,118 54,221
Garmin Ltd. (a)(b) 186 37,730
Gartner, Inc. *(a) 496 125,131
Gates Industrial Corp. plc *(a) 772 16,575
GE Aerospace (a)(b) 382 117,667
GE HealthCare Technologies, Inc.
(a) 144 11,811
GE Vernova, Inc. (a) 70 45,750
General Dynamics Corp. (a) 283 95,275
General Mills, Inc. (a)(b) 2,618 121,737
General Motors Co. (a) 1,955 158,981
Genpact Ltd. (a) 2,123 99,314
GFL Environmental, Inc. (a) 1,144 49,142
Gitlab, Inc., Class A *(a)(b) 965 36,216
Globe Life, Inc. (a)(b) 231 32,308
Goodyear Tire & Rubber Co. (The)
*(a)(b) 4,733 41,461
Graham Holdings Co., Class B (a) 20 21,972
Graphic Packaging Holding Co. (a)
(b) 6,253 94,170
Greif, Inc., Class A (a)(b) 552 37,370
GSK plc (2)(a) 2,668 65,412
H&R Block, Inc. (a) 790 34,428
Haemonetics Corp. *(a) 1,554 124,553
Halozyme Therapeutics, Inc. *(a)(b) 339 22,815
Hartford Insurance Group, Inc.
(The) (a) 258 35,552
Hasbro, Inc. (a)(b) 977 80,114

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Hayward Holdings, Inc. *(a)(b) 1,754 27,099
HCA Healthcare, Inc. (a) 93 43,418
HealthEquity, Inc. *(a)(b) 1,030 94,358
Hilton Worldwide Holdings, Inc. (a) 186 53,429
Holcim AG (2)(a) 1,088 105,917
Hologic, Inc. *(a)(b) 136 10,131
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,132 37,800
Howard Hughes Holdings, Inc. *(a)
(b) 101 8,057
HP, Inc. (a) 2,865 63,832
HubSpot, Inc. *(a)(b) 335 134,436
Humana, Inc. (a)(b) 64 16,392
Huntington Bancshares, Inc. (a)(b) 4,595 79,723
Huntington Ingalls Industries, Inc.
(a)(b) 249 84,677
Huntsman Corp. (a) 7,597 75,970
Illinois Tool Works, Inc. (a) 205 50,492
Illumina, Inc. *(a)(b) 679 89,058
Incyte Corp. *(a)(b) 1,215 120,006
Insulet Corp. *(a)(b) 58 16,486
Intel Corp. *(a)(b) 2,258 83,320
Intercontinental Exchange, Inc. (a) 230 37,251
International Bancshares Corp. (a)
(b) 236 15,680
International Business Machines
Corp. (a)(b) 38 11,256
International Flavors & Fragrances,
Inc. (a)(b) 916 61,729
Invesco Ltd. (a)(b) 1,579 41,480
Invitation Homes, Inc., REIT (a)(b) 1,940 53,913
IQVIA Holdings, Inc. *(a)(b) 432 97,377
Iron Mountain, Inc., REIT (a) 53 4,396
ITT, Inc. (a) 218 37,825
J M Smucker Co. (The) (a)(b) 548 53,600
Jacobs Solutions, Inc. (a)(b) 282 37,354
Janus Henderson Group plc (a) 873 41,529
Jazz Pharmaceuticals plc *(a)(b) 267 45,390
JB Hunt Transport Services, Inc. (a) 657 127,681
Jefferies Financial Group, Inc. (a)(b) 581 36,005
Johnson & Johnson (a) 449 92,921
Jones Lang LaSalle, Inc. *(a) 153 51,480
KB Home (a) 619 34,918
KBR, Inc. (a) 95 3,819
Kemper Corp. (a) 279 11,311
Keurig Dr Pepper, Inc. (a)(b) 1,125 31,511
Kimco Realty Corp., REIT (a)(b) 422 8,554
Kinder Morgan, Inc. (a)(b) 2,442 67,131
Kirby Corp. *(a)(b) 200 22,036
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 608 31,786
Kyndryl Holdings, Inc. *(a)(b) 2,277 60,477
Lam Research Corp. (a) 277 47,417
Lamar Advertising Co., Class A,
REIT (a)(b) 499 63,163
Landstar System, Inc. (a) 175 25,148
Las Vegas Sands Corp. (a) 1,718 111,825
Leidos Holdings, Inc. (a) 182 32,833
Lincoln Electric Holdings, Inc. (a)(b) 199 47,688
Lineage, Inc., REIT (a)(b) 782 27,370
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Lithia Motors, Inc., Class A (a)(b) 20 6,647
Littelfuse, Inc. (a)(b) 170 42,996
LivaNova plc *(a) 424 26,089
Lockheed Martin Corp. (a) 247 119,466
Louisiana-Pacific Corp. (a) 365 29,477
Lowe's Cos., Inc. (a)(b) 284 68,489
Lyft, Inc., Class A *(a)(b) 2,835 54,914
LyondellBasell Industries NV, Class
A (a)(b) 1,808 78,286
Macy's, Inc. (a) 1,114 24,564
Manhattan Associates, Inc. *(a) 624 108,145
Maplebear, Inc. *(a) 379 17,047
MarketAxess Holdings, Inc. (a)(b) 322 58,363
Marvell Technology, Inc. (a)(b) 249 21,160
MasTec, Inc. *(a) 84 18,259
Matador Resources Co. (a)(b) 104 4,414
Mattel, Inc. *(a) 1,066 21,149
McKesson Corp. (a) 11 9,023
Medical Properties Trust, Inc., REIT
(a)(b) 10,253 51,265
Medpace Holdings, Inc. *(a)(b) 157 88,179
Medtronic plc (a) 275 26,417
Merck & Co., Inc. (a) 1,085 114,207
MetLife, Inc. (a) 638 50,364
MGIC Investment Corp. (a) 2,833 82,780
MGM Resorts International *(a)(b) 2,918 106,478
Microchip Technology, Inc. (a)(b) 1,037 66,078
Micron Technology, Inc. (a)(b) 307 87,621
Microsoft Corp. (a) 10 4,836
Mohawk Industries, Inc. *(a) 427 46,671
MongoDB, Inc., Class A *(a)(b) 128 53,720
Morningstar, Inc. (a) 12 2,608
MSCI, Inc., Class A (a)(b) 99 56,799
Mueller Industries, Inc. (a)(b) 900 103,320
Murphy USA, Inc. (a) 179 72,230
Nasdaq, Inc. (a)(b) 867 84,212
Natera, Inc. *(a)(b) 389 89,116
National Fuel Gas Co. (a)(b) 706 56,522
Nestle SA (Registered) (2)(a) 1,185 117,622
NetApp, Inc. (a)(b) 289 30,949
Neurocrine Biosciences, Inc. *(a) 471 66,802
New York Times Co. (The), Class
A (a) 1,599 111,003
Newell Brands, Inc. (a)(b) 10,108 37,602
NewMarket Corp. (a) 18 12,371
Newmont Corp. (a) 487 48,627
News Corp., Class A (a)(b) 2,383 62,244
Nexstar Media Group, Inc., Class
A (a)(b) 124 25,178
NextEra Energy, Inc. (a)(b) 250 20,070
Northwestern Energy Group, Inc.
(a) 317 20,459
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 5,420 120,974
Novartis AG (Registered) (2)(a) 1,530 210,828
Nucor Corp. (a) 90 14,680
NVIDIA Corp. (a) 458 85,417
Occidental Petroleum Corp. (a)(b) 538 22,123
Old National Bancorp (a)(b) 595 13,274
Old Republic International Corp. (a) 1,968 89,820

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Omega Healthcare Investors, Inc.,
REIT (a) 1,076 47,710
Omnicom Group, Inc. (a) 1,541 124,436
OneMain Holdings, Inc. (a) 597 40,327
Onto Innovation, Inc. *(a) 19 2,999
Oracle Corp. (a)(b) 208 40,541
Oshkosh Corp. (a)(b) 61 7,663
Otis Worldwide Corp. (a)(b) 764 66,735
Ovintiv, Inc. (a) 1,254 49,144
Owens Corning (a) 719 80,463
PACCAR, Inc. (a)(b) 261 28,582
Packaging Corp. of America (a)(b) 235 48,464
Palantir Technologies, Inc., Class
A *(a)(b) 481 85,498
Palo Alto Networks, Inc. *(a)(b) 367 67,601
Park Hotels & Resorts, Inc., REIT
(a)(b) 893 9,341
PayPal Holdings, Inc. (a) 1,509 88,095
PBF Energy, Inc., Class A (a)(b) 1,001 27,147
Penn Entertainment, Inc. *(a)(b) 2,909 42,908
Penske Automotive Group, Inc. (a)
(b) 94 14,879
Pentair plc (a)(b) 208 21,661
Penumbra, Inc. *(a) 48 14,924
PepsiCo, Inc. (a) 1,184 169,928
PG&E Corp. (a) 16,486 264,929
Philip Morris International, Inc. (a) 958 153,663
Phillips 66 (a) 581 74,972
Pinnacle Financial Partners, Inc. (a) 1,904 181,661
PNC Financial Services Group, Inc.
(The) (a)(b) 1,036 216,244
Polaris, Inc. (a) 608 38,456
Popular, Inc. 340 42,337
Portland General Electric Co. (a) 1,621 77,792
Primerica, Inc. (a)(b) 9 2,325
Principal Financial Group, Inc. (a) 446 39,342
Procter & Gamble Co. (The) (a)(b) 504 72,228
Prologis, Inc., REIT (a)(b) 752 96,000
Prosperity Bancshares, Inc. (a) 1,961 135,525
Prudential Financial, Inc. (a)(b) 123 13,884
Public Storage, REIT (a)(b) 18 4,671
Pure Storage, Inc., Class A *(a)(b) 255 17,088
QUALCOMM, Inc. (a) 209 35,749
Qualys, Inc. * 128 17,011
Ralliant Corp. (a)(b) 94 4,786
Ralph Lauren Corp., Class A (a) 119 42,080
Raymond James Financial, Inc. (a)
(b) 207 33,242
Rayonier, Inc., REIT (a)(b) 213 4,611
Regeneron Pharmaceuticals, Inc.
(a) 132 101,887
Reinsurance Group of America,
Inc. (a) 399 81,181
RenaissanceRe Holdings Ltd. 113 31,771
Rexford Industrial Realty, Inc., REIT
(a)(b) 287 11,113
Reynolds Consumer Products, Inc.
(a) 1,938 44,419
Robert Half, Inc. (a) 1,162 31,560
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Robinhood Markets, Inc., Class A
*(a)(b) 54 6,107
ROBLOX Corp., Class A *(a)(b) 1,238 100,315
Roche Holding AG (2)(a) 158 65,249
Roivant Sciences Ltd. *(a)(b) 645 13,997
Roku, Inc., Class A *(a) 913 99,051
Roper Technologies, Inc. (a) 196 87,245
Ross Stores, Inc. (a)(b) 200 36,028
RPM International, Inc. (a) 388 40,352
Ryder System, Inc. (a)(b) 149 28,517
Sabra Health Care REIT, Inc., REIT
(a)(b) 1,669 31,611
Saia, Inc. *(a)(b) 64 20,897
Salesforce, Inc. (a) 340 90,069
Sandisk Corp. *(a) 256 60,769
Sanofi SA (2)(a) 805 77,888
Sarepta Therapeutics, Inc. *(a)(b) 1,048 22,553
Seagate Technology Holdings plc
(a)(b) 188 51,773
Selective Insurance Group, Inc. (a) 1,621 135,629
Sempra (a) 200 17,658
SentinelOne, Inc., Class A *(a)(b) 3,095 46,425
Service Corp. International (a) 161 12,553
ServiceNow, Inc. *(a) 705 107,999
Simon Property Group, Inc., REIT
(a)(b) 289 53,497
Simpson Manufacturing Co., Inc.
(a)(b) 195 31,487
Smurfit WestRock plc (a)(b) 3,024 116,938
Snap, Inc., Class A *(a)(b) 686 5,536
Snowflake, Inc., Class A *(a)(b) 163 35,756
Solventum Corp. *(a) 104 8,241
Sonoco Products Co. (a)(b) 771 33,646
Sotera Health Co. *(a)(b) 900 15,876
SOUTHSTATE BANK Corp. (a)(b) 437 41,126
Southwest Airlines Co. (a)(b) 250 10,333
SS&C Technologies Holdings, Inc.
(a)(b) 502 43,885
State Street Corp. (a)(b) 144 18,577
STERIS plc (a)(b) 335 84,929
Stifel Financial Corp. (a) 931 116,580
Synaptics, Inc. *(a)(b) 200 14,804
Synchrony Financial (a) 309 25,780
T. Rowe Price Group, Inc. (a)(b) 265 27,131
Take-Two Interactive Software, Inc.
*(a)(b) 239 61,191
Tapestry, Inc. (a)(b) 729 93,144
Target Corp. (a) 526 51,417
Taylor Morrison Home Corp., Class
A *(a) 563 33,144
TD SYNNEX Corp. (a) 355 53,332
Teleflex, Inc. (a) 734 89,577
Tenet Healthcare Corp. *(a) 509 101,148
Teradata Corp. *(a)(b) 517 15,737
Teradyne, Inc. (a)(b) 166 32,131
Texas Capital Bancshares, Inc. *(a)
(b) 797 72,160
Texas Pacific Land Corp. (a)(b) 48 13,787
Texas Roadhouse, Inc., Class A (a)
(b) 192 31,872

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Textron, Inc. (a) 968 84,381
Thermo Fisher Scientific, Inc. (a)(b) 53 30,711
Thor Industries, Inc. (a)(b) 97 9,959
TJX Cos., Inc. (The) (a) 1,155 177,420
T-Mobile US, Inc. (a) 403 81,825
Toll Brothers, Inc. (a)(b) 407 55,035
Toro Co. (The) (a) 402 31,645
Tradeweb Markets, Inc., Class A
(a)(b) 794 85,387
TransUnion (a)(b) 259 22,209
Travel + Leisure Co. (a)(b) 152 10,721
Travelers Cos., Inc. (The) (a) 213 61,783
Truist Financial Corp. (a)(b) 1,869 91,973
Tyson Foods, Inc., Class A (a) 2,753 161,381
Uber Technologies, Inc. *(a)(b) 313 25,575
UDR, Inc., REIT (a)(b) 1,092 40,055
Union Pacific Corp. (a) 256 59,218
United Airlines Holdings, Inc. *(a) 81 9,057
United Parcel Service, Inc., Class
B (a) 1,165 115,556
United Therapeutics Corp. *(a) 144 70,164
Universal Health Services, Inc.,
Class B (a) 132 28,779
Unum Group (a) 67 5,193
UWM Holdings Corp., Class A 4,564 19,990
Valmont Industries, Inc. (a)(b) 19 7,644
Veeva Systems, Inc., Class A *(a) 389 86,836
Ventas, Inc., REIT (a)(b) 1,394 107,868
Veralto Corp. (a) 886 88,405
VeriSign, Inc. (a) 297 72,156
Verisk Analytics, Inc., Class A (a) 22 4,921
Vertex Pharmaceuticals, Inc. *(a) 48 21,761
Vertiv Holdings Co., Class A (a)(b) 157 25,436
VF Corp. (a)(b) 936 16,923
Viatris, Inc. (a) 2,805 34,922
Viking Holdings Ltd. *(a)(b) 1,059 75,623
Vontier Corp. (a)(b) 369 13,719
Walmart, Inc. (a) 2,160 240,645
Watts Water Technologies, Inc.,
Class A (a)(b) 79 21,806
Weatherford International plc (a) 421 32,947
Wendy's Co. (The) (a)(b) 5,643 47,006
WESCO International, Inc. (a)(b) 193 47,216
West Pharmaceutical Services,
Inc. (a) 149 40,996
Western Digital Corp. (a)(b) 291 50,131
Westinghouse Air Brake
Technologies Corp. (a) 436 93,064
Woodward, Inc. (a) 81 24,488
Workday, Inc., Class A *(a)(b) 193 41,453
Wynn Resorts Ltd. (a)(b) 48 5,776
Xylem, Inc. (a) 101 13,754
Zimmer Biomet Holdings, Inc. (a)(b) 217 19,513
Zions Bancorp NA (a) 233 13,640
Zoom Communications, Inc., Class
A *(a) 1,147 98,975
INVESTMENTS SHARES VALUE ($)
United States - 110.0% (continued)
Zscaler, Inc. *(a)(b) 88 19,793
25,799,260
TOTAL COMMON STOCKS
(Cost $38,810,669) 42,146,311
SHORT-TERM INVESTMENTS - 71.8%
INVESTMENT COMPANIES - 27 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 697,263 697,263
Limited Purpose Cash Investment
Fund, 3.78% (d) 5,679,628 5,679,628
TOTAL INVESTMENT COMPANIES
(Cost $6,376,761) 6,376,891
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44 .6%
U.S. Treasury Bills
3.95%, 2/19/2026 (2)(f) $ 3,000,000 2,985,746
3.77%, 4/9/2026 (2)(f) 2,208,000 2,186,844
3.71%, 4/30/2026 (2)(f) 990,000 978,557
3.77%, 5/7/2026 (2)(f) 2,289,000 2,260,918
3.76%, 5/14/2026 (2)(f) 1,210,000 1,194,493
3.56%, 6/18/2026 (2)(f) 874,000 859,818
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,460,632) 10,466,376
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,837,393) 16,843,267
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 1,369,100
Expiration Date: 6/18/2026 (2) 2 31,530
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 2,161,845 8,938
TOTAL PURCHASED OPTIONS
(Cost $45,089) 40,468
TOTAL LONG POSITIONS
(Cost $55,693,151) 59,030,046

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (178.7)%
COMMON STOCKS - (178.2)%
Australia - ( 4 .4 ) %
Ampol Ltd. (2) (528) (11,222)
Atlas Arteria Ltd. (2) (6,894) (22,423)
Brambles Ltd. (2) (301) (4,596)
Cleanaway Waste Management
Ltd. (2) (1,315) (2,267)
Cochlear Ltd. (2) (509) (88,372)
Coles Group Ltd. (2) (1,415) (20,225)
Commonwealth Bank of Australia
(2) (1,200) (128,086)
CSL Ltd. (2) (320) (36,826)
Domino's Pizza Enterprises Ltd. (2) (1,396) (19,521)
Endeavour Group Ltd. (2) (1,227) (2,992)
IDP Education Ltd. (2) (5,008) (19,245)
Insurance Australia Group Ltd. (2) (956) (5,074)
Lynas Rare Earths Ltd. (2) (1,209) (9,916)
Macquarie Group Ltd. (2) (283) (38,242)
Medibank Pvt Ltd. (2) (1,771) (5,652)
National Australia Bank Ltd. (2) (894) (25,136)
New Hope Corp. Ltd. (2) (5,103) (13,690)
NEXTDC Ltd. (2) (5,130) (42,712)
Qantas Airways Ltd. (2) (4,409) (30,460)
Ramsay Health Care Ltd. (2) (2,199) (50,281)
Reece Ltd. (2) (2,495) (22,209)
Santos Ltd. (2) (5,583) (22,930)
SGH Ltd. (2) (597) (18,426)
Telix Pharmaceuticals Ltd. (2) (4,093) (30,597)
Transurban Group (2) (3,365) (31,845)
Treasury Wine Estates Ltd. (2) (22,276) (77,730)
Washington H Soul Pattinson & Co.
Ltd. (2) (1,343) (33,230)
WiseTech Global Ltd. (2) (1,549) (70,425)
Woodside Energy Group Ltd. (2) (5,506) (85,853)
Woolworths Group Ltd. (2) (3,396) (66,443)
Yancoal Australia Ltd. (2) (863) (2,845)
(1,039,471)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (166) (29,900)
Elia Group SA/NV (2) (268) (34,487)
Lotus Bakeries NV (2) (1) (9,205)
(73,592)
Canada - ( 6 .5 ) %
Air Canada (2,607) (36,639)
Algonquin Power & Utilities Corp. (2,221) (13,657)
Alimentation Couche-Tard, Inc. (521) (28,454)
AtkinsRealis Group, Inc. (452) (29,177)
Bank of Montreal (203) (26,363)
BCE, Inc. (4,356) (103,905)
Bombardier, Inc., Class B (232) (39,468)
Brookfield Asset Management Ltd.,
Class A (526) (27,554)
Brookfield Corp., Class A (261) (11,984)
CAE, Inc. (1,270) (38,621)
Cameco Corp. (588) (53,841)
Canadian Imperial Bank of
Commerce (339) (30,732)
INVESTMENTS SHARES VALUE ($)
Canada - (6.5)% (continued)
Canadian Pacific Kansas City Ltd. (169) (12,442)
Canadian Tire Corp. Ltd., Class A (342) (43,341)
Canadian Utilities Ltd., Class A (581) (18,088)
CGI, Inc. (35) (3,233)
Descartes Systems Group, Inc.
(The) (75) (6,580)
Dollarama, Inc. (304) (45,436)
Element Fleet Management Corp. (422) (11,084)
Enbridge, Inc. (3,038) (145,377)
Equinox Gold Corp. (1,169) (16,429)
Finning International, Inc. (653) (35,382)
Franco-Nevada Corp. (299) (61,978)
Gildan Activewear, Inc. (542) (33,877)
Hydro One Ltd. (c) (2,288) (91,083)
Keyera Corp. (2,714) (87,003)
Manulife Financial Corp. (498) (18,083)
Nutrien Ltd. (546) (33,702)
Onex Corp. (19) (1,564)
Open Text Corp. (1,452) (47,287)
Pembina Pipeline Corp. (2,347) (89,414)
RB Global, Inc. (302) (31,092)
Restaurant Brands International,
Inc. (1,231) (84,001)
Rogers Communications, Inc.,
Class B (1,045) (39,446)
Shopify, Inc., Class A (317) (51,041)
Thomson Reuters Corp. (178) (23,490)
Tourmaline Oil Corp. (100) (4,486)
West Fraser Timber Co. Ltd. (252) (15,417)
Whitecap Resources, Inc. (4,986) (41,776)
WSP Global, Inc. (80) (14,485)
(1,547,012)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,117) (12,704)
Denmark - ( 1 .8 ) %
Carlsberg A/S, Class B (2) (379) (49,605)
Coloplast A/S, Class B (2) (70) (6,001)
Demant A/S (2) (666) (22,441)
DSV A/S (2) (605) (152,373)
Novo Nordisk A/S, Class B (2) (1,344) (68,166)
Novonesis Novozymes, Class B (2) (1,316) (84,198)
Tryg A/S (2) (1,175) (30,728)
(413,512)
Finland - ( 0 .4 ) %
Fortum OYJ (2) (361) (7,666)
Kesko OYJ, Class B (2) (825) (18,616)
Nokia OYJ (2) (4,981) (32,113)
Orion OYJ, Class B (2) (382) (28,500)
(86,895)
France - ( 5 .8 ) %
Accor SA (2) (1,468) (82,761)
Air Liquide SA (2) (481) (90,406)
Airbus SE (2) (429) (99,624)
Alstom SA (2) (1,075) (31,715)
AXA SA (2) (838) (40,208)
BioMerieux (2) (428) (55,381)
Bollore SE (2) (1,223) (6,873)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (5.8)% (continued)
Capgemini SE (2) (430) (71,401)
Cie de Saint-Gobain SA (2) (776) (78,913)
Cie Generale des Etablissements
Michelin SCA (2) (4,039) (133,877)
Danone SA (2) (776) (69,995)
Dassault Systemes SE (2) (1,311) (36,627)
Engie SA (2) (5,377) (141,250)
FDJ UNITED (2) (810) (22,421)
Getlink SE (2) (980) (18,090)
L'Oreal SA (2) (124) (53,235)
Pernod Ricard SA (2) (941) (80,574)
Publicis Groupe SA (2) (644) (66,878)
Remy Cointreau SA (2) (258) (11,052)
Renault SA (2) (174) (7,202)
Rexel SA (2) (273) (10,708)
Sodexo SA (2) (521) (26,694)
SPIE SA (2) (1,192) (68,720)
Technip Energies NV (2) (269) (10,244)
Teleperformance SE (2) (472) (34,159)
Veolia Environnement SA (2) (135) (4,698)
(1,353,706)
Germany - ( 3 .9 ) %
Aurubis AG (2) (2) (290)
BASF SE (2) (1,523) (80,138)
Bayerische Motoren Werke AG (2) (368) (39,904)
Beiersdorf AG (2) (263) (28,882)
Carl Zeiss Meditec AG (2) (209) (9,713)
CTS Eventim AG & Co. KGaA (2) (735) (67,284)
Deutsche Post AG (2) (464) (25,300)
Deutsche Telekom AG (Registered)
(2) (1,084) (35,285)
Freenet AG (2) (82) (2,825)
Hannover Rueck SE (2) (122) (37,964)
Heidelberg Materials AG (2) (348) (90,221)
Hensoldt AG (2) (219) (18,757)
Infineon Technologies AG (2) (799) (34,861)
KION Group AG (2) (98) (7,744)
Merck KGaA (2) (772) (110,182)
MTU Aero Engines AG (2) (138) (57,205)
Rheinmetall AG (2) (28) (51,083)
SAP SE (2) (421) (102,290)
Siemens AG (Registered) (2) (144) (40,331)
Symrise AG, Class A (2) (501) (40,592)
TeamViewer SE (2)(c) (2,364) (16,644)
Zalando SE (2)(c) (295) (8,705)
(906,200)
Italy - ( 3 .3 ) %
Azimut Holding SpA (2) (989) (41,200)
BPER Banca SpA (2) (14,685) (198,430)
Brunello Cucinelli SpA (2) (504) (57,808)
Coca-Cola HBC AG (2) (265) (13,709)
Enel SpA (2) (11,172) (116,159)
ERG SpA (2) (384) (9,880)
Ferrari NV (2) (267) (99,221)
FinecoBank Banca Fineco SpA (2) (192) (4,975)
Infrastrutture Wireless Italiane SpA
(2)(c) (2,010) (18,601)
Italgas SpA (2) (1,632) (18,203)
INVESTMENTS SHARES VALUE ($)
Italy - (3.3)% (continued)
Prysmian SpA (2) (981) (97,862)
Terna - Rete Elettrica Nazionale (2) (3,778) (40,193)
Unipol Assicurazioni SpA (2) (1,997) (47,911)
(764,152)
Japan - ( 23 .6 ) %
Aeon Co. Ltd. (2) (3,100) (48,971)
Asahi Group Holdings Ltd. (2) (500) (5,241)
Asics Corp. (2) (3,900) (93,625)
Azbil Corp. (2) (4,200) (38,196)
Bandai Namco Holdings, Inc. (2) (400) (10,646)
Bridgestone Corp. (2) (2,000) (44,999)
Capcom Co. Ltd. (2) (2,700) (62,718)
Chiba Bank Ltd. (The) (2) (10,000) (111,603)
Chugai Pharmaceutical Co. Ltd. (2) (3,900) (204,601)
CyberAgent, Inc. (2) (1,900) (16,190)
Daifuku Co. Ltd. (2) (500) (15,738)
Daikin Industries Ltd. (2) (400) (51,157)
East Japan Railway Co. (2) (800) (21,086)
Eisai Co. Ltd. (2) (700) (20,784)
Fast Retailing Co. Ltd. (2) (100) (36,259)
Fuji Electric Co. Ltd. (2) (600) (45,501)
FUJIFILM Holdings Corp. (2) (1,200) (25,462)
Fujikura Ltd. (2) (500) (55,448)
Hankyu Hanshin Holdings, Inc. (2) (1,200) (30,181)
Hikari Tsushin, Inc. (2) (200) (56,040)
Hitachi Construction Machinery Co.
Ltd. (2) (2,200) (65,031)
Ibiden Co. Ltd. (2) (2,000) (86,384)
Idemitsu Kosan Co. Ltd. (2) (6,600) (49,970)
IHI Corp. (2) (2,500) (43,951)
Isuzu Motors Ltd. (2) (5,700) (88,961)
ITOCHU Corp. (2) (14,500) (183,235)
JFE Holdings, Inc. (2) (400) (5,100)
Kawasaki Heavy Industries Ltd. (2) (100) (6,632)
Kawasaki Kisen Kaisha Ltd. (2) (5,100) (70,993)
KDDI Corp. (2) (4,700) (81,346)
Keyence Corp. (2) (200) (72,345)
Kikkoman Corp. (2) (5,600) (50,851)
Kokusai Electric Corp. (2) (1,400) (48,961)
Konami Group Corp. (2) (400) (54,323)
Kubota Corp. (2) (8,900) (126,119)
Kyowa Kirin Co. Ltd. (2) (200) (3,219)
M3, Inc. (2) (12,300) (165,470)
Makita Corp. (2) (1,100) (33,340)
McDonald's Holdings Co. Japan
Ltd. (2) (200) (8,149)
MEIJI Holdings Co. Ltd. (2) (3,500) (77,789)
Mitsubishi HC Capital, Inc. (2) (5,600) (46,845)
Mitsubishi Motors Corp. (2) (6,900) (16,404)
Mitsubishi UFJ Financial Group,
Inc. (2) (7,000) (111,098)
Mitsui Kinzoku Co. Ltd. (2) (200) (22,557)
Mitsui OSK Lines Ltd. (2) (1,600) (48,103)
MonotaRO Co. Ltd. (2) (3,300) (52,547)
NIDEC Corp. (2) (4,600) (62,459)
Nintendo Co. Ltd. (2) (1,200) (81,017)
Nippon Paint Holdings Co. Ltd. (2) (13,500) (90,392)
Nippon Sanso Holdings Corp. (2) (3,000) (89,622)
Nissan Motor Co. Ltd. (2) (27,400) (68,087)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (23.6)% (continued)
Nissin Foods Holdings Co. Ltd. (2) (3,600) (66,917)
Nitori Holdings Co. Ltd. (2) (1,500) (26,181)
Nitto Denko Corp. (2) (1,300) (30,953)
Nomura Research Institute Ltd. (2) (1,800) (68,498)
NTT, Inc. (2) (71,800) (72,481)
Olympus Corp. (2) (10,600) (134,400)
Omron Corp. (2) (900) (22,770)
Open House Group Co. Ltd. (2) (300) (17,610)
Oriental Land Co. Ltd. (2) (4,400) (81,400)
Otsuka Holdings Co. Ltd. (2) (1,500) (84,839)
Pan Pacific International Holdings
Corp. (2) (7,000) (41,698)
Rakuten Bank Ltd. (2) (500) (22,074)
Ricoh Co. Ltd. (2) (1,300) (11,439)
Ryohin Keikaku Co. Ltd. (2) (4,700) (82,990)
Sanrio Co. Ltd. (2) (2,000) (62,580)
SCREEN Holdings Co. Ltd. (2) (2,800) (272,733)
Secom Co. Ltd. (2) (1,400) (49,748)
Seibu Holdings, Inc. (2) (500) (13,738)
Sekisui Chemical Co. Ltd. (2) (300) (5,045)
Sekisui House Ltd. (2) (4,400) (98,178)
SG Holdings Co. Ltd. (5,300) (48,503)
Shimadzu Corp. (2) (200) (5,324)
Shimano, Inc. (2) (200) (20,914)
Shiseido Co. Ltd. (2) (800) (11,642)
Skylark Holdings Co. Ltd. (1,200) (25,779)
Sompo Holdings, Inc. (2) (1,400) (47,519)
Sumitomo Forestry Co. Ltd. (2) (2,000) (20,358)
Suntory Beverage & Food Ltd. (2) (1,000) (30,074)
Suzuki Motor Corp. (2) (8,000) (119,644)
T&D Holdings, Inc. (2) (3,300) (76,174)
Takeda Pharmaceutical Co. Ltd. (2) (2,000) (62,131)
TDK Corp. (2) (3,100) (43,858)
Terumo Corp. (2) (400) (5,814)
TIS, Inc. (2) (1,300) (43,674)
Toei Animation Co. Ltd. (2) (900) (15,589)
Toho Co. Ltd. (1,100) (56,039)
Tokio Marine Holdings, Inc. (2) (900) (33,270)
Toray Industries, Inc. (2) (7,600) (49,550)
Toyo Suisan Kaisha Ltd. (2) (600) (41,161)
Toyota Industries Corp. (2) (2,200) (249,407)
Trend Micro, Inc. (2) (1,400) (58,145)
Yakult Honsha Co. Ltd. (2) (3,900) (60,955)
Yamaha Motor Co. Ltd. (2) (20,900) (155,001)
ZOZO, Inc. (2) (1,000) (8,247)
(5,560,790)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (174) (21,172)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (263) (4,405)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (481) (21,448)
Netherlands - ( 1 .5 ) %
Adyen NV (2)(c) (22) (35,477)
ASML Holding NV (2) (62) (66,805)
Koninklijke Ahold Delhaize NV (2) (2,640) (108,257)
Koninklijke KPN NV (2) (7,912) (36,971)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.5)% (continued)
Koninklijke Vopak NV (2) (441) (19,651)
Magnum Ice Cream Co. NV (The) (226) (3,587)
NXP Semiconductors NV (198) (42,978)
OCI NV (2) (1,135) (4,074)
SBM Offshore NV (2) (440) (12,660)
Universal Music Group NV (2) (641) (16,711)
(347,171)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (2,149) (59,873)
Equinor ASA (2) (639) (15,069)
Mowi ASA (2) (278) (6,687)
Orkla ASA (2) (2,251) (25,067)
Vend Marketplaces ASA (43) (1,194)
(107,890)
Portugal - ( 0 .3 ) %
Galp Energia SGPS SA (2) (783) (13,484)
Jeronimo Martins SGPS SA (2) (2,264) (53,874)
(67,358)
Singapore - ( 0 .5 ) %
CapitaLand Investment Ltd. (2) (5,300) (11,154)
Oversea-Chinese Banking Corp.
Ltd. (2) (1,200) (18,436)
Sea Ltd., ADR (62) (7,909)
Singapore Airlines Ltd. (2) (5,100) (25,321)
Singapore Technologies
Engineering Ltd. (2) (4,800) (31,365)
STMicroelectronics NV (2) (1,136) (29,689)
(123,874)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (875) (36,192)
Spain - ( 1 .5 ) %
Acciona SA (2) (123) (26,770)
Amadeus IT Group SA (2) (524) (38,782)
Banco Bilbao Vizcaya Argentaria
SA (2) (2,712) (63,616)
CaixaBank SA (2) (3,171) (38,769)
Endesa SA (2,212) (79,623)
Redeia Corp. SA (2) (2,537) (45,227)
Telefonica SA (2) (13,425) (55,109)
(347,896)
Sweden - ( 2 .4 ) %
AAK AB (2) (1,431) (40,809)
AddTech AB, Class B (2) (852) (30,006)
Assa Abloy AB, Class B (2) (2,680) (103,531)
Atlas Copco AB, Class A (2) (4,686) (83,423)
EQT AB (2) (4) (156)
Getinge AB, Class B (2) (1,090) (25,735)
H & M Hennes & Mauritz AB, Class
B (2) (688) (13,790)
Hexagon AB, Class B (2) (8,719) (102,699)
Lifco AB, Class B (2) (749) (28,386)
Nibe Industrier AB, Class B (2) (12,048) (46,052)
Nordnet AB publ (2) (75) (2,188)
Saab AB, Class B (2) (219) (12,706)
Securitas AB, Class B (2) (1,255) (19,958)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (2.4)% (continued)
Skanska AB, Class B (2) (309) (8,420)
Svenska Cellulosa AB SCA, Class
B (2) (1,692) (22,439)
Trelleborg AB, Class B (2) (444) (18,769)
(559,067)
Switzerland - ( 5 .0 ) %
Bachem Holding AG, Class B (2) (291) (21,798)
Banque Cantonale Vaudoise
(Registered) (2) (126) (15,929)
Barry Callebaut AG (Registered) (2) (24) (39,238)
Belimo Holding AG (Registered) (2) (24) (23,450)
Chocoladefabriken Lindt &
Spruengli AG (2) (1) (14,612)
Cie Financiere Richemont SA
(Registered) (2) (943) (203,360)
EMS-Chemie Holding AG
(Registered) (2) (16) (11,037)
Georg Fischer AG (Registered) (2) (609) (40,798)
Julius Baer Group Ltd. (2) (271) (21,173)
Lonza Group AG (Registered) (2) (132) (88,997)
Partners Group Holding AG (2) (147) (180,366)
Sandoz Group AG (2) (290) (21,056)
Schindler Holding AG (2) (104) (39,111)
SIG Group AG (2) (387) (5,520)
Sika AG (Registered) (2) (50) (10,151)
Sonova Holding AG (Registered) (2) (56) (14,485)
Straumann Holding AG (Registered)
(2) (469) (54,781)
Swiss Life Holding AG (Registered)
(2) (22) (25,341)
Swisscom AG (Registered) (2) (185) (134,376)
Tecan Group AG (Registered) (2) (79) (12,684)
Temenos AG (Registered) (2) (69) (6,862)
UBS Group AG (Registered) (2) (1,714) (79,143)
VAT Group AG (2)(c) (172) (82,577)
Ypsomed Holding AG (Registered)
(2) (38) (15,633)
(1,162,478)
Thailand - ( 0 .0 ) % †
Fabrinet (10) (4,553)
United Kingdom - ( 7 .0 ) %
Aberdeen Group plc (2) (4,438) (12,244)
Associated British Foods plc (2) (4,030) (115,110)
AstraZeneca plc (2) (26) (4,812)
Auto Trader Group plc (2)(c) (3,205) (25,285)
Aviva plc (2) (9,914) (91,158)
B&M European Value Retail SA (2) (1) (2)
Babcock International Group plc (2) (914) (15,232)
BAE Systems plc (2) (945) (21,749)
Beazley plc (2) (4) (45)
Bellway plc (2) (466) (17,159)
British American Tobacco plc (2) (399) (22,620)
BT Group plc (2) (39,130) (96,942)
Bunzl plc (2) (2,673) (74,641)
Convatec Group plc (2)(c) (5,781) (18,874)
DCC plc (2) (189) (11,774)
Diageo plc (2) (628) (13,532)
Halma plc (2) (636) (30,188)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.0)% (continued)
HSBC Holdings plc (2) (18,453) (290,374)
Inchcape plc (458) (4,748)
Informa plc (2) (76) (902)
J Sainsbury plc (11,961) (52,399)
Legal & General Group plc (2) (13,830) (48,676)
M&G plc (2) (6,231) (23,988)
Man Group plc (2) (980) (3,010)
Marks & Spencer Group plc (2) (3,999) (17,796)
National Grid plc (2) (10,174) (156,054)
Pearson plc (2) (2,219) (31,375)
Rotork plc (2) (311) (1,361)
Schroders plc (2) (3,515) (19,215)
Severn Trent plc (2) (186) (6,985)
Smith & Nephew plc (2) (2) (33)
Smiths Group plc (2) (832) (26,316)
Spirax Group plc (2) (136) (12,430)
SSE plc (2) (3,907) (114,545)
St James's Place plc (2) (132) (2,452)
Standard Chartered plc (2) (4,190) (102,238)
Tate & Lyle plc (2) (2,417) (12,185)
Unilever plc (2) (1,008) (65,860)
Weir Group plc (The) (2) (1,451) (55,462)
Whitbread plc (2) (918) (31,465)
Wise plc, Class A (2) (627) (7,511)
(1,658,747)
United States - ( 108 .9 ) %
AAON, Inc. (535) (40,794)
Abbott Laboratories (1,706) (213,744)
AbbVie, Inc. (943) (215,465)
Acadia Healthcare Co., Inc. (2,080) (29,515)
Acerinox SA (2) (673) (9,962)
Advanced Micro Devices, Inc. (223) (47,758)
AECOM (467) (44,519)
Aegon Ltd. (2) (6,697) (52,078)
AeroVironment, Inc. (238) (57,570)
AES Corp. (The) (1,143) (16,391)
Affirm Holdings, Inc., Class A (214) (15,928)
Air Products and Chemicals, Inc. (749) (185,017)
Alaska Air Group, Inc. (476) (23,943)
Albertsons Cos., Inc., Class A (2,256) (38,736)
Alcon AG (2) (260) (20,573)
Alexandria Real Estate Equities,
Inc., REIT (283) (13,850)
Allegion plc (114) (18,151)
Alliant Energy Corp. (1,027) (66,765)
Allstate Corp. (The) (272) (56,617)
Ally Financial, Inc. (2,487) (112,636)
Alphabet, Inc., Class A (673) (210,648)
Altria Group, Inc. (1,306) (75,304)
Amcor plc (1,667) (13,903)
American Express Co. (13) (4,809)
American Homes 4 Rent, Class A,
REIT (770) (24,717)
Americold Realty Trust, Inc., REIT (6,028) (77,520)
Amgen, Inc. (515) (168,565)
Amkor Technology, Inc. (2,205) (87,053)
Amphenol Corp., Class A (182) (24,595)
API Group Corp. (916) (35,046)
Apollo Global Management, Inc. (347) (50,232)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Appfolio, Inc., Class A (111) (25,824)
Apple, Inc. (538) (146,261)
Applied Materials, Inc. (18) (4,626)
AppLovin Corp., Class A (7) (4,717)
Aptiv plc (703) (53,491)
Archer-Daniels-Midland Co. (452) (25,985)
Ares Capital Corp. (6,241) (126,255)
Arthur J Gallagher & Co. (591) (152,945)
Associated Banc-Corp. (1,124) (28,954)
Assured Guaranty Ltd. (267) (23,995)
AST SpaceMobile, Inc. (63) (4,576)
Astera Labs, Inc. (520) (86,507)
AT&T, Inc. (2,316) (57,529)
Atmos Energy Corp. (189) (31,682)
Aurora Innovation, Inc. (982) (3,771)
Automatic Data Processing, Inc. (131) (33,697)
AvalonBay Communities, Inc., REIT (402) (72,887)
Avantor, Inc. (910) (10,429)
Avery Dennison Corp. (198) (36,012)
Avis Budget Group, Inc. (1,104) (141,665)
Axon Enterprise, Inc. (80) (45,434)
Baker Hughes Co., Class A (1,701) (77,464)
Bank of America Corp. (660) (36,300)
Bank OZK (2,009) (92,454)
Baxter International, Inc. (2,090) (39,940)
Belden, Inc. (439) (51,165)
Bentley Systems, Inc., Class B (3,297) (125,830)
BILL Holdings, Inc. (931) (50,777)
Bio-Rad Laboratories, Inc., Class A (302) (91,503)
Bio-Techne Corp. (1,091) (64,162)
BJ's Wholesale Club Holdings, Inc. (350) (31,511)
Black Hills Corp. (494) (34,293)
Blackrock, Inc. (14) (14,985)
Blackstone Secured Lending Fund (2,279) (60,006)
Blackstone, Inc. (427) (65,818)
Block, Inc., Class A (553) (35,995)
Blue Owl Capital Corp. (5,649) (70,217)
Boeing Co. (The) (235) (51,023)
BOK Financial Corp. (159) (18,835)
Boston Scientific Corp. (472) (45,005)
Brixmor Property Group, Inc., REIT (2,191) (57,448)
Broadcom, Inc. (226) (78,219)
Brown & Brown, Inc. (447) (35,626)
Brown-Forman Corp., Class B (385) (10,033)
Bruker Corp. (101) (4,758)
Builders FirstSource, Inc. (840) (86,428)
Bunge Global SA (771) (68,681)
Buzzi SpA (2) (65) (3,929)
BWX Technologies, Inc. (136) (23,506)
BXP, Inc., REIT (100) (6,748)
Cadence Design Systems, Inc. (472) (147,538)
Campbell's Co. (The) (814) (22,686)
Carlyle Secured Lending, Inc. (645) (8,056)
Carnival Corp. (2,495) (76,197)
Carvana Co., Class A (35) (14,771)
Casey's General Stores, Inc. (111) (61,351)
Caterpillar, Inc. (58) (33,226)
Cava Group, Inc. (86) (5,047)
Cboe Global Markets, Inc. (181) (45,431)
CBRE Group, Inc., Class A (847) (136,189)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
CCC Intelligent Solutions Holdings,
Inc. (435) (3,458)
Celanese Corp., Class A (1,312) (55,471)
Cencora, Inc. (184) (62,146)
CenterPoint Energy, Inc. (3,565) (136,682)
Certara, Inc. (5,663) (49,891)
CF Industries Holdings, Inc. (664) (51,354)
Chevron Corp. (445) (67,822)
Choice Hotels International, Inc. (1,351) (128,696)
Church & Dwight Co., Inc. (560) (46,956)
Cigna Group (The) (143) (39,358)
Cintas Corp. (610) (114,723)
Cirrus Logic, Inc. (215) (25,478)
Cisco Systems, Inc. (1,442) (111,077)
Clarivate plc (7,159) (23,911)
Clean Harbors, Inc. (24) (5,628)
Clearway Energy, Inc., Class C (1,411) (46,930)
Cleveland-Cliffs, Inc. (4,823) (64,049)
CMS Energy Corp. (604) (42,238)
Coca-Cola Co. (The) (1,721) (120,315)
Cognizant Technology Solutions
Corp., Class A (157) (13,031)
Coherent Corp. (183) (33,776)
Coinbase Global, Inc., Class A (202) (45,680)
Colgate-Palmolive Co. (1,540) (121,691)
Comcast Corp., Class A (5,876) (175,633)
Conagra Brands, Inc. (280) (4,847)
Constellation Brands, Inc., Class A (1,038) (143,202)
Constellation Energy Corp. (163) (57,583)
Core & Main, Inc., Class A (874) (45,422)
Corning, Inc. (685) (59,979)
Costco Wholesale Corp. (176) (151,772)
Coterra Energy, Inc. (1,715) (45,139)
Coty, Inc., Class A (5,692) (17,531)
Cousins Properties, Inc., REIT (747) (19,258)
Crane NXT Co. (1,820) (85,667)
Credit Acceptance Corp. (93) (41,242)
Crowdstrike Holdings, Inc., Class A (58) (27,188)
CSX Corp. (1,169) (42,376)
CubeSmart, REIT (2,662) (95,965)
Cullen/Frost Bankers, Inc. (505) (63,948)
Cytokinetics, Inc. (1,312) (83,364)
Darden Restaurants, Inc. (112) (20,610)
DaVita, Inc. (678) (77,028)
Deere & Co. (364) (169,467)
DENTSPLY SIRONA, Inc. (3,230) (36,919)
Diamondback Energy, Inc. (757) (113,800)
Dick's Sporting Goods, Inc. (491) (97,203)
Digital Realty Trust, Inc., REIT (562) (86,947)
Dillard's, Inc., Class A (10) (6,063)
Dominion Energy, Inc. (1,054) (61,754)
Domino's Pizza, Inc. (86) (35,847)
DoorDash, Inc., Class A (258) (58,432)
Dow, Inc. (1,319) (30,838)
Doximity, Inc., Class A (811) (35,911)
Dropbox, Inc., Class A (2,250) (62,550)
DT Midstream, Inc. (555) (66,422)
Duke Energy Corp. (36) (4,220)
Dutch Bros, Inc., Class A (1,161) (71,076)
Dynatrace, Inc. (523) (22,667)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
EastGroup Properties, Inc., REIT (338) (60,211)
Eastman Chemical Co. (495) (31,596)
Eaton Corp. plc (59) (18,792)
eBay, Inc. (279) (24,301)
EchoStar Corp., Class A (867) (94,243)
Elanco Animal Health, Inc. (1,757) (39,761)
Emerson Electric Co. (322) (42,736)
Enphase Energy, Inc. (601) (19,262)
Entegris, Inc. (629) (52,993)
Entergy Corp. (808) (74,683)
EOG Resources, Inc. (553) (58,071)
EPAM Systems, Inc. (22) (4,507)
EQT Corp. (717) (38,431)
Equitable Holdings, Inc. (577) (27,494)
Equity LifeStyle Properties, Inc.,
REIT (1,524) (92,370)
Erie Indemnity Co., Class A (158) (45,291)
Essent Group Ltd. (537) (34,910)
Essex Property Trust, Inc., REIT (95) (24,860)
Estee Lauder Cos., Inc. (The),
Class A (412) (43,145)
Euronet Worldwide, Inc. (362) (27,552)
Everus Construction Group, Inc. (217) (18,567)
Exelon Corp. (3,007) (131,075)
Expand Energy Corp. (444) (49,000)
Expeditors International of
Washington, Inc. (716) (106,691)
Experian plc (2) (285) (12,850)
Exponent, Inc. (281) (19,518)
F5, Inc. (438) (111,804)
FactSet Research Systems, Inc. (62) (17,992)
Fair Isaac Corp. (11) (18,597)
Fastenal Co. (1,870) (75,043)
First Citizens BancShares, Inc.,
Class A (17) (36,485)
First Financial Bankshares, Inc. (603) (18,012)
Fiserv, Inc. (307) (20,621)
Flagstar Bank NA (1,872) (23,568)
Floor & Decor Holdings, Inc., Class
A (1,995) (121,476)
Flowers Foods, Inc. (587) (6,387)
FMC Corp. (1,668) (23,135)
Fortinet, Inc. (302) (23,982)
Fortive Corp. (1,471) (81,214)
Fortune Brands Innovations, Inc. (382) (19,108)
Franklin Resources, Inc. (853) (20,378)
FS KKR Capital Corp. (3,055) (45,245)
FTI Consulting, Inc. (190) (32,458)
GATX Corp. (137) (23,235)
Gen Digital, Inc. (2,469) (67,132)
Gentex Corp. (2,160) (50,263)
Genuine Parts Co. (182) (22,379)
Gilead Sciences, Inc. (1,059) (129,982)
Glacier Bancorp, Inc. (463) (20,395)
Globant SA (765) (50,008)
Globus Medical, Inc., Class A (547) (47,759)
Goldman Sachs BDC, Inc. (1,138) (10,561)
Goldman Sachs Group, Inc. (The) (77) (67,683)
Golub Capital BDC, Inc. (2,073) (28,131)
Graco, Inc. (591) (48,444)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Haleon plc (2) (4,278) (21,618)
Hamilton Lane, Inc., Class A (496) (66,618)
Hancock Whitney Corp. (510) (32,477)
Hanover Insurance Group, Inc.
(The) (59) (10,783)
Harley-Davidson, Inc. (2,445) (50,098)
Healthcare Realty Trust, Inc., REIT (1,023) (17,340)
Healthpeak Properties, Inc., REIT (3,496) (56,216)
HEICO Corp. (222) (71,837)
Henry Schein, Inc. (653) (49,354)
Hershey Co. (The) (325) (59,144)
Hewlett Packard Enterprise Co. (2,346) (56,351)
Hexcel Corp. (780) (57,642)
Highwoods Properties, Inc., REIT (1,034) (26,698)
Hilton Grand Vacations, Inc. (480) (21,480)
Hims & Hers Health, Inc. (1,825) (59,258)
Home BancShares, Inc. (1,755) (48,754)
Home Depot, Inc. (The) (616) (211,965)
Honeywell International, Inc. (353) (68,867)
Hormel Foods Corp. (2,897) (68,659)
Howmet Aerospace, Inc. (269) (55,150)
Hubbell, Inc., Class B (139) (61,731)
Hyatt Hotels Corp., Class A (1,328) (212,904)
IAC, Inc. (397) (15,523)
IDACORP, Inc. (106) (13,415)
IDEX Corp. (159) (28,292)
IDEXX Laboratories, Inc. (125) (84,566)
Independence Realty Trust, Inc.,
REIT (3,173) (55,464)
Ingersoll Rand, Inc. (1,741) (137,922)
Insperity, Inc. (311) (12,042)
Inspire Medical Systems, Inc. (152) (14,019)
International Paper Co. (2,989) (117,737)
Intuit, Inc. (66) (43,720)
Ionis Pharmaceuticals, Inc. (310) (24,524)
IPG Photonics Corp. (376) (26,922)
Iridium Communications, Inc. (1,928) (33,509)
Jabil, Inc. (500) (114,010)
Jack Henry & Associates, Inc. (404) (73,722)
James Hardie Industries plc,
CHESS (2) (3,163) (64,934)
Johnson Controls International plc (846) (101,309)
JPMorgan Chase & Co. (801) (258,097)
KeyCorp (926) (19,113)
Kilroy Realty Corp., REIT (2,021) (75,525)
Kimberly-Clark Corp. (750) (75,668)
Kinsale Capital Group, Inc. (129) (50,454)
Kite Realty Group Trust, REIT (1,345) (32,240)
KKR & Co., Inc. (56) (7,139)
KLA Corp. (83) (100,852)
Knife River Corp. (363) (25,537)
Kraft Heinz Co. (The) (2,129) (51,628)
Kratos Defense & Security
Solutions, Inc. (389) (29,529)
Kroger Co. (The) (522) (32,615)
Labcorp Holdings, Inc. (364) (91,320)
Lantheus Holdings, Inc. (430) (28,617)
Lattice Semiconductor Corp. (748) (55,038)
Lennar Corp., Class A (240) (24,672)
Lennox International, Inc. (115) (55,842)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Liberty Live Holdings, Inc., Class C (138) (11,476)
Liberty Media Corp-Liberty Formula
One, Class A (76) (6,793)
Lincoln National Corp. (2,229) (99,257)
Linde plc (114) (48,608)
Live Nation Entertainment, Inc. (321) (45,743)
LKQ Corp. (1,107) (33,431)
Loar Holdings, Inc. (286) (19,448)
Loews Corp. (734) (77,298)
LPL Financial Holdings, Inc. (398) (142,154)
Lululemon Athletica, Inc. (83) (17,248)
M&T Bank Corp. (314) (63,265)
Madison Square Garden Sports
Corp., Class A (134) (34,659)
Marathon Petroleum Corp. (357) (58,059)
Markel Group, Inc. (23) (49,442)
Marriott International, Inc., Class A (489) (151,707)
Marriott Vacations Worldwide Corp. (55) (3,173)
Marsh & McLennan Cos., Inc. (80) (14,842)
Martin Marietta Materials, Inc. (75) (46,700)
Marzetti Co. (The) (44) (7,234)
Masco Corp. (539) (34,205)
Masimo Corp. (221) (28,743)
Mastercard, Inc., Class A (99) (56,517)
Maximus, Inc. (1,173) (101,253)
McCormick & Co., Inc. (Non-Voting) (163) (11,102)
McDonald's Corp. (510) (155,871)
MDU Resources Group, Inc. (2,938) (57,350)
Meta Platforms, Inc., Class A (89) (58,748)
Mettler-Toledo International, Inc. (4) (5,577)
Mid-America Apartment
Communities, Inc., REIT (180) (25,004)
Middleby Corp. (The) (208) (30,923)
Molson Coors Beverage Co., Class
B (1,271) (59,330)
Mondelez International, Inc., Class
A (2,532) (136,298)
Monolithic Power Systems, Inc. (67) (60,726)
Monster Beverage Corp. (2,312) (177,260)
Moody's Corp. (219) (111,876)
Motorola Solutions, Inc. (140) (53,665)
MP Materials Corp. (178) (8,993)
MSA Safety, Inc. (229) (36,672)
MSC Industrial Direct Co., Inc.,
Class A (403) (33,892)
Murphy Oil Corp. (799) (24,969)
National Storage Affiliates Trust,
REIT (1,392) (39,268)
nCino, Inc. (1,969) (50,485)
Netflix, Inc. (980) (91,885)
New Jersey Resources Corp. (979) (45,151)
New Mountain Finance Corp. (873) (8,040)
Nextpower, Inc., Class A (223) (19,426)
NIKE, Inc., Class B (2,614) (166,538)
NiSource, Inc. (757) (31,612)
NNN REIT, Inc., REIT (116) (4,597)
Nordson Corp. (20) (4,809)
NRG Energy, Inc. (223) (35,511)
NVR, Inc. (6) (43,757)
Oaktree Specialty Lending Corp. (849) (10,816)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
OGE Energy Corp. (199) (8,497)
Old Dominion Freight Line, Inc. (112) (17,562)
Olin Corp. (760) (15,831)
Ollie's Bargain Outlet Holdings, Inc. (82) (8,988)
ON Semiconductor Corp. (105) (5,686)
ONE Gas, Inc. (433) (33,449)
ONEOK, Inc. (475) (34,913)
Option Care Health, Inc. (2,315) (73,756)
O'Reilly Automotive, Inc. (491) (44,784)
Parsons Corp. (210) (12,978)
Paychex, Inc. (671) (75,273)
Paycom Software, Inc. (266) (42,390)
Pegasystems, Inc. (824) (49,209)
Performance Food Group Co. (451) (40,554)
Permian Resources Corp., Class A (1,695) (23,781)
Perrigo Co. plc (1,582) (22,021)
Pfizer, Inc. (1,228) (30,577)
Pinnacle West Capital Corp. (127) (11,265)
Planet Fitness, Inc., Class A (325) (35,253)
Pool Corp. (158) (36,143)
Power Integrations, Inc. (574) (20,400)
PPG Industries, Inc. (141) (14,447)
PPL Corp. (4,289) (150,201)
Procore Technologies, Inc. (57) (4,146)
PTC, Inc. (131) (22,822)
Public Service Enterprise Group,
Inc. (448) (35,974)
PulteGroup, Inc. (663) (77,743)
PVH Corp. (681) (45,641)
QIAGEN NV (2) (558) (25,376)
Quanta Services, Inc. (380) (160,383)
QuantumScape Corp. (3,685) (38,398)
Quest Diagnostics, Inc. (595) (103,250)
QXO, Inc. (2,765) (53,337)
Realty Income Corp., REIT (1,640) (92,447)
Reddit, Inc., Class A (20) (4,597)
Regal Rexnord Corp. (214) (30,028)
Regency Centers Corp., REIT (243) (16,774)
Regions Financial Corp. (1,282) (34,742)
Reliance, Inc. (247) (71,351)
Repligen Corp. (332) (54,402)
Republic Services, Inc., Class A (569) (120,588)
ResMed, Inc. (253) (60,940)
Revvity, Inc. (794) (76,820)
RH (486) (87,067)
RingCentral, Inc., Class A (481) (13,891)
Rivian Automotive, Inc., Class A (3,546) (69,892)
RLI Corp. (610) (39,028)
Rocket Cos., Inc., Class A (5,194) (100,556)
Rocket Lab Corp. (919) (64,109)
Rockwell Automation, Inc. (12) (4,669)
Rollins, Inc. (289) (17,346)
Royal Caribbean Cruises Ltd. (161) (44,906)
Royal Gold, Inc. (23) (5,113)
Royalty Pharma plc, Class A (311) (12,017)
RTX Corp. (373) (68,408)
Ryan Specialty Holdings, Inc.,
Class A (626) (32,320)
S&P Global, Inc. (168) (87,795)
Samsara, Inc., Class A (105) (3,722)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
SBA Communications Corp., REIT (28) (5,416)
Schneider Electric SE (2) (191) (52,253)
Schneider National, Inc., Class B (192) (5,094)
Scotts Miracle-Gro Co. (The) (461) (26,899)
Sealed Air Corp. (1,284) (53,196)
SEI Investments Co. (618) (50,688)
Sensata Technologies Holding plc (2,064) (68,711)
Shell plc (2) (3,786) (139,523)
Sherwin-Williams Co. (The) (271) (87,812)
Shift4 Payments, Inc., Class A (2,068) (130,222)
Signify NV (2)(c) (510) (12,542)
Silgan Holdings, Inc. (1,971) (79,569)
Silicon Laboratories, Inc. (95) (12,417)
Sirius XM Holdings, Inc. (927) (18,535)
SiteOne Landscape Supply, Inc. (165) (20,552)
Sixth Street Specialty Lending, Inc. (671) (14,574)
Skyworks Solutions, Inc. (298) (18,896)
SLB Ltd. (3,855) (147,955)
SLM Corp. (1,117) (30,226)
SoFi Technologies, Inc. (1,628) (42,621)
Somnigroup International, Inc. (197) (17,588)
Southern Co. (The) (1,164) (101,501)
Southwest Gas Holdings, Inc. (517) (41,370)
Spire, Inc. (56) (4,631)
STAG Industrial, Inc., REIT (1,333) (49,001)
StandardAero, Inc. (826) (23,690)
Stanley Black & Decker, Inc. (866) (64,326)
Starbucks Corp. (1,492) (125,641)
Steel Dynamics, Inc. (286) (48,463)
Sterling Infrastructure, Inc. (94) (28,786)
Strategy, Inc., Class A (360) (54,702)
Stryker Corp. (127) (44,637)
Summit Therapeutics, Inc. (831) (14,534)
Sun Communities, Inc., REIT (48) (5,948)
Super Micro Computer, Inc. (1,314) (38,461)
Swiss Re AG (2) (356) (59,306)
Synopsys, Inc. (190) (89,247)
Sysco Corp. (561) (41,340)
Talen Energy Corp. (68) (25,489)
Targa Resources Corp. (524) (96,678)
Teledyne Technologies, Inc. (146) (74,567)
Tempus AI, Inc. (61) (3,602)
Terex Corp. (607) (32,402)
Tesla, Inc. (86) (38,676)
Tetra Tech, Inc. (520) (17,441)
Texas Instruments, Inc. (203) (35,218)
Timken Co. (The) (373) (31,380)
Toast, Inc., Class A (204) (7,244)
TopBuild Corp. (144) (60,075)
TPG, Inc. (131) (8,363)
Tractor Supply Co. (2,148) (107,421)
Trade Desk, Inc. (The), Class A (354) (13,438)
Trane Technologies plc (239) (93,019)
TransDigm Group, Inc. (88) (117,027)
Trimble, Inc. (286) (22,408)
Twilio, Inc., Class A (36) (5,121)
Tyler Technologies, Inc. (208) (94,422)
UFP Industries, Inc. (173) (15,752)
UGI Corp. (1,072) (40,125)
Ulta Beauty, Inc. (5) (3,025)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Under Armour, Inc., Class A (7,998) (39,750)
United Bankshares, Inc. (452) (17,357)
UnitedHealth Group, Inc. (118) (38,953)
Universal Display Corp. (165) (19,269)
US Bancorp (448) (23,905)
US Foods Holding Corp. (65) (4,896)
Vail Resorts, Inc. (454) (60,291)
Valaris Ltd. (427) (21,521)
Valero Energy Corp. (236) (38,418)
Valley National Bancorp (6,137) (71,680)
Valvoline, Inc. (2,308) (67,070)
Verizon Communications, Inc. (293) (11,934)
VICI Properties, Inc., Class A, REIT (942) (26,489)
Viking Therapeutics, Inc. (1,421) (49,991)
Virtu Financial, Inc., Class A (637) (21,225)
Visa, Inc., Class A (465) (163,080)
Visteon Corp. (63) (5,991)
Vistra Corp. (518) (83,569)
Vornado Realty Trust, REIT (297) (9,884)
Voya Financial, Inc. (422) (31,435)
Vulcan Materials Co. (381) (108,669)
W R Berkley Corp. (1,718) (120,466)
Walt Disney Co. (The) (679) (77,250)
Warner Music Group Corp., Class A (613) (18,801)
Waste Connections, Inc. (179) (31,389)
Waste Management, Inc. (238) (52,291)
Waters Corp. (108) (41,022)
Watsco, Inc. (113) (38,075)
Webster Financial Corp. (1,460) (91,892)
Welltower, Inc., REIT (1,177) (218,462)
Western Alliance Bancorp (495) (41,615)
Western Union Co. (The) (13,247) (123,330)
Westlake Corp. (1,014) (74,975)
WEX, Inc. (271) (40,374)
Weyerhaeuser Co., REIT (637) (15,091)
Whirlpool Corp. (910) (65,647)
White Mountains Insurance Group
Ltd. (32) (66,497)
Williams Cos., Inc. (The) (397) (23,864)
Williams-Sonoma, Inc. (63) (11,251)
Willis Towers Watson plc (201) (66,049)
WillScot Holdings Corp. (5,054) (95,167)
Wingstop, Inc. (264) (62,961)
Wintrust Financial Corp. (383) (53,551)
WP Carey, Inc., REIT (633) (40,740)
WW Grainger, Inc. (71) (71,643)
Wyndham Hotels & Resorts, Inc. (687) (51,910)
XPO, Inc. (410) (55,723)
YETI Holdings, Inc. (2,760) (121,909)
Yum! Brands, Inc. (448) (67,773)
Zillow Group, Inc., Class C (538) (36,702)
ZoomInfo Technologies, Inc., Class
A (3,753) (38,168)
(25,579,568)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (748) (20,055)
TOTAL COMMON STOCKS
(Proceeds $(42,873,608))                                                     (41,819,908)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (228) (12,144)
Henkel AG & Co. KGaA
(Preference) (2) (480) (39,161)
Sartorius AG (Preference) (2) (172) (49,530)
Volkswagen AG (Preference) (2) (84) (10,251)
TOTAL PREFERRED STOCKS
(Proceeds $(105,428))                                                     (111,086)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (659) –
TOTAL SHORT POSITIONS
(Proceeds $(42,979,036)) (41,930,994)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 72.9%
(Cost $12,714,115) 17,099,052
OTHER ASSETS IN EXCESS OF
LIABILITIES - 27.1%
‡
6,362,729
NET ASSETS - 100.0% 23,461,781
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (481,934) ( 2 .1 ) %
Consumer Discretionary 514,317 2 .2
Consumer Staples (867,774) ( 3 .7 )
Energy (325,360) ( 1 .4 )
Financials 897,183 3 .8
Health Care 317,562 1 .5
Industrials 454,716 1 .9
Information Technology 211,285 0 .9
Materials 452,029 1 .9
Purchased Options 40,468 0 .2
Real Estate (251,641) ( 1 .1 )
Utilities (705,066) ( 3 .0 )
Investment Companies 6,376,891 27 .2
U.S. Treasury Obligations 10,466,376 44 .6
Total Investments In Securities
At Value 17,099,052 72 .9
Other Assets in Excess of
Liabilities ‡ 6,362,729 27 .1
Net Assets
$ 23,461,781 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $41,599,379, which is inclusive of rehypothecated amounts disclosed below. In addition, $4,158,254 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $10,822,132.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $489,681 of investments in securities and $(326,337) of securities sold short, which represents 2.09% and (1.39)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 1 USD (684,550) USD 5,600 6/18/2026 $ (6,526) $ (5,453)
$ (6,526) $ (5,453)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 50,000 $ (1,106) $ (40) $ (1,146)
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .50 USD 50,000 (1,107) (39) (1,146)
$ (2,213) $ (79) $ (2,292)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 43,704 $ 5,146 $ 610 $ 5,756
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 43,704 5,146 611 5,757
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 50,000 1,229 144 1,373
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 50,000 1,229 144 1,373
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 143,000 11,800 (705) 11,095
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 43,000 3,146 191 3,337
$ 27,696 $ 995 $ 28,691
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 5,000,000 $ (1) $ 6 $ 5
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 5,000,000 (1) 6 5
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 53,900,000 (80) 84 4
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 53,900,000 (80) 84 4
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 9,900,000 (123) 172 49

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 9,900,000 $ (123) $ 172 $ 49
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 100,000 307 (174) 133
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 100,000 307 (174) 133
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 300,000 421 (224) 197
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 300,000 602 (406) 196
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 900,000 (753) 1,545 792
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 800,000 (856) 1,559 703
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 1,700,000 220 1,431 1,651
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 1,700,000 96 1,555 1,651
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 100,000 (3,596) 4,378 782
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 1,000,000 243 156 399
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 1,000,000 243 156 399
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 1,500,000 215 324 539
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 1,500,000 215 324 539
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 12,400,000 2,461 414 2,875
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 12,400,000 2,461 414 2,875
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 6,700,000 1,147 (355) 792
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 6,700,000 1,147 (356) 791
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 500,000 181 70 251
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 500,000 181 70 251
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 2,600,000 496 317 813
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 2,600,000 496 317 813
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 121,600,000 7,362 (1,660) 5,702
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 121,500,000 7,356 (1,659) 5,697
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 1,000,000 (169) 197 28
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 1,000,000 (169) 197 28
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 200,000 501 536 1,037
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 300,000 929 628 1,557
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 4,100,000 4,814 9,742 14,556
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 4,000,000 4,863 9,337 14,200
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 500,000 2,161 2,590 4,751
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 500,000 2,161 2,590 4,751
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 300,000 273 1,781 2,054
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 200,000 182 1,187 1,369
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 6,000,000 (530) 1,846 1,316
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 6,000,000 (531) 1,847 1,316
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 9,000,000 1,285 986 2,271
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 9,000,000 1,285 986 2,271
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 500,000 346 106 452
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 500,000 346 106 452
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 2,600,000 993 994 1,987
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 2,600,000 993 994 1,987
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 5,000,000 1,881 797 2,678
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 5,000,000 1,881 797 2,678
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 8,000,000 1,681 1,390 3,071
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 8,000,000 1,681 1,390 3,071
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 500,000 156 21 177
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 500,000 156 21 177
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 200,000 2,009 90 2,099
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 300,000 2,923 226 3,149
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 200,000 165 (139) 26
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 200,000 165 (139) 26
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 1,500,000 195 342 537
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 1,500,000 195 342 537
Pay 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,000,000 (145) 405 260

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,000,000 $ (145) $ 405 $ 260
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 10,000,000 264 (54) 210
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 10,000,000 264 (54) 210
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 400,000 (323) 542 219
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 400,000 (486) 702 216
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 1,700,000 3,537 (862) 2,675
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 1,600,000 3,351 (834) 2,517
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 12,100,000 – 34 34
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 12,100,000 – 34 34
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 289,900,000 114 769 883
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 289,900,000 114 769 883
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 5,000,000 3 18 21
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 5,000,000 3 18 21
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 5,000,000 (423) 1,125 702
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 5,000,000 (423) 1,125 702
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 400,000 (124) 9,371 9,247
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 400,000 861 8,387 9,248
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 400,000 4,869 5,989 10,858
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 400,000 7,105 3,753 10,858
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 700,000 16,359 3,209 19,568
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 700,000 15,018 4,550 19,568
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 100,000 (3,314) 6,226 2,912
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 100,000 (3,314) 6,226 2,912
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 300,000 3,151 (192) 2,959
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 200,000 2,211 (238) 1,973
Receive 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 100,000 1,263 (163) 1,100
Receive 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 200,000 2,497 (298) 2,199
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 300,000 1,766 (362) 1,404
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 400,000 2,270 (398) 1,872
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 100,000 (1,202) 3,212 2,010
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 100,000 (1,202) 3,212 2,010
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 500,000 156 14 170
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 500,000 156 14 170
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 3,500,000 (3,667) 6,762 3,095
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 3,500,000 (3,667) 6,762 3,095
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 1,065,000,000 (333) 31,473 31,140
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 1,065,000,000 (332) 31,472 31,140
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 738,800,000 16,932 14,819 31,751
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 738,800,000 16,933 14,819 31,752
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 332 (6) 326
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 332 (6) 326
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 200,000 (236) 1,642 1,406
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 100,000 (819) 1,522 703
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 500,000 5,188 (144) 5,044
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 500,000 5,132 (88) 5,044
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 399,800,000 499 (379) 120
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 399,800,000 499 (379) 120
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 250,000,000 (75) 1,474 1,399
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 250,000,000 (75) 1,474 1,399
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 100,000,000 899 (239) 660
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 100,000,000 899 (239) 660
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 100,000 218 (19) 199
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 100,000 218 (19) 199
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 2,000,000 (990) 1,976 986
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 2,000,000 (990) 1,976 986

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 3,900,000 $ 33 $ 243 $ 276
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 3,900,000 33 243 276
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 1,000,000 94 16 110
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 1,000,000 94 16 110
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 300,000 (294) 420 126
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 400,000 (392) 559 167
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 100,000 10 255 265
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 100,000 10 255 265
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 100,000 (569) 977 408
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 600,000 4,296 (191) 4,105
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 600,000 4,257 (152) 4,105
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 1,400,000 11,663 (240) 11,423
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 1,400,000 11,708 (286) 11,422
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 4,500,000 (758) 1,617 859
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 4,500,000 (758) 1,617 859
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 8,100,000 50 837 887
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 8,100,000 50 837 887
174,020 228,664 402,684
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 100,000 (33) (1,223) (1,256)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 200,000 (1,471) (1,040) (2,511)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 400,000 (3,570) (2,538) (6,108)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 500,000 (4,270) (3,365) (7,635)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 50,400,000 (4) (189) (193)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 50,400,000 (4) (189) (193)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 4,800,000 (5) (31) (36)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 4,800,000 (5) (31) (36)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 34,200,000 (56) (210) (266)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 34,200,000 (56) (210) (266)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 20,000,000 181 (557) (376)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 20,000,000 181 (557) (376)
Pay 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 5,000,000 (224) 54 (170)
Pay 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 5,000,000 (224) 54 (170)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 100,000 108 (280) (172)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 200,000 306 (651) (345)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 2,300,000 (1,600) (4,973) (6,573)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 2,300,000 (1,170) (5,402) (6,572)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 1,000,000 (11,511) (10,707) (22,218)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 1,000,000 (11,717) (10,501) (22,218)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 100,000 (9) (23) (32)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 100,000 31 (63) (32)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 100,000 (93) (80) (173)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 1,800,000 (7,923) (556) (8,479)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 1,700,000 (7,665) (390) (8,055)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 100,000 (2,323) (304) (2,627)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 100,000 (2,263) (364) (2,627)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 100,000 (1,260) (1,735) (2,995)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 200,000 (1,404) 1,075 (329)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 100,000 (1,001) 837 (164)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 400,000 (233) (420) (653)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 500,000 (408) (409) (817)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 100,000 (387) 93 (294)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 (283) 153 (130)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 425 (555) (130)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,500,000 (266) 117 (149)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,500,000 (266) 117 (149)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 4,500,000 (548) 373 (175)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 4,500,000 (548) 373 (175)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 44,100,000 $ 877 $ (1,655) $ (778)
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 44,100,000 877 (1,655) (778)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 262,600,000 4,808 (14,044) (9,236)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 262,600,000 4,808 (14,044) (9,236)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 1,355 (2,207) (852)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 1,355 (2,207) (852)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 86,700,000 (859) (9,925) (10,784)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 86,700,000 (854) (9,930) (10,784)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 2,500,000 (113) 88 (25)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 2,500,000 (113) 88 (25)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 1,000,000 (627) (121) (748)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 1,000,000 (627) (121) (748)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 300,000 (39) (237) (276)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 400,000 (434) 66 (368)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 1,800,000 (4,456) 1,651 (2,805)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 1,700,000 (4,494) 1,845 (2,649)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 102,600,000 (635) (1,063) (1,698)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 102,600,000 (634) (1,064) (1,698)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 100,000 (56) 54 (2)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 15,000,000 (616) 548 (68)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 15,000,000 (616) 548 (68)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 300,000 (2,053) 269 (1,784)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 400,000 (2,539) 161 (2,378)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 200,000 2,084 (13,995) (11,911)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 200,000 280 (12,191) (11,911)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 100,000 (5,885) (329) (6,214)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 100,000 (6,838) 624 (6,214)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,000,000 (140) (172) (312)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,000,000 (140) (172) (312)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 (1,033) (61) (1,094)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 (1,033) (61) (1,094)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 1,500,000 (1,297) 1,278 (19)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 1,500,000 (1,296) 1,277 (19)
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 5,000,000 1 (37) (36)
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 5,000,000 1 (37) (36)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 800,000 (1,360) (1,620) (2,980)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 800,000 (1,360) (1,620) (2,980)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 178,400,000 (5,492) 2,336 (3,156)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 178,400,000 (5,492) 2,336 (3,156)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 1,089,500,000 (739) 173 (566)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 1,089,500,000 (739) 173 (566)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 100,000 (123) (5) (128)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 800,000 (1,073) 154 (919)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 800,000 (1,073) 154 (919)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 1,000,000 745 (985) (240)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 1,000,000 745 (985) (240)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 (708) 502 (206)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 (708) 502 (206)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 1,500,000 1,017 (1,067) (50)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 1,500,000 1,017 (1,067) (50)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 1,000,000 (33) (27) (60)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 1,000,000 (33) (27) (60)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 9,000,000 (139) (200) (339)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 9,000,000 $ (139) $ (200) $ (339)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 500,000 (4,235) (126) (4,361)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 500,000 (4,235) (126) (4,361)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 60,000,000 354 (923) (569)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 60,000,000 354 (923) (569)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 55,700,000 426 (1,209) (783)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 55,700,000 426 (1,209) (783)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 19,700,000 (337) (714) (1,051)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 19,700,000 (337) (714) (1,051)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 15,200,000 (188) (606) (794)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 15,200,000 (189) (606) (795)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 800,000 (7,762) 4,592 (3,170)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 900,000 (8,236) 4,671 (3,565)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 300,000 88 (137) (49)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 200,000 114 (146) (32)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 400,000 16 (2,713) (2,697)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 300,000 172 (2,195) (2,023)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 100,000 (210) (390) (600)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 200,000 (390) (808) (1,198)
(122,405) (126,893) (249,298)
$ 51,615 $ 101,771 $ 153,386
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/20/2026 CHF 132,070 $ 3,154
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/21/2026 TWD 2,901,400 2,237
Communication
Services Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.92%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 41,391 271
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.62%)
Monthly GSIN 03/18/2026 USD (78,871) 268
Consumer Staples
Select Sector Total
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.59%)
Monthly GSIN 03/18/2026 USD (4,098) 3
Energy Select Sector
Total Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.57%)
Monthly GSIN 03/18/2026 USD (36,865) 866

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Financial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.01%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 49,115 $ 881
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.89%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 31,518 626
Industrial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.55%)
Monthly GSIN 03/18/2026 USD (58,654) 275
MSCI EMU
Consumer
Discretionary Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 2,128 41
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 9,924 501
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.28%)
Monthly GSIN 03/18/2026 EUR (9,189) 74

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Telecommunications
Services Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 1,123 $ 33
MSCI EMU Utilities
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.22%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 16,066 591
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 2,391 20
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 1,602 31
MSCI Germany Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 377 6
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 HKD 1,160,335 1,477

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 JPY 74,430 $ 2
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread
(0.05%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 PLN 2,035 30
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 SEK 595,665 807
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 CHF 50,798 1,626
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.89%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 27,364 81
Total unrealized appreciation 13,901
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (190,410) (542)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 2,819,596 (3,813)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
WIG20 Index March
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 PLN (321,900) $ (2,144)
Materials Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.88%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 3,343 (33)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.20%)
Monthly JPMC 03/18/2026 AUD (31,410) (293)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.20%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 HKD 202,762 (229)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.25%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 4,983 (4)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 03/18/2026 EUR (8,640) (129)
MSCI EMU Energy
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.14%)
Monthly GSIN 03/18/2026 EUR (1,705) (40)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Industrials Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.14%)
Monthly GSIN 03/18/2026 EUR (1,033) $ (14)
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 2,266 (2)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.30%)
Monthly GSIN 03/18/2026 EUR (6,244) (155)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.02%)
Monthly GSIN 03/18/2026 EUR (5,531) (166)
MSCI Europe Large
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 03/18/2026 EUR (31,006) (40)
MSCI Europe Small
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 28,545 (56)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-0.35%)
Monthly JPMC 03/18/2026 ZAR (456,885) $ (1,358)
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.67%)
Monthly GSIN 03/18/2026 USD (5,286) (20)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.92%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 57,521 (1,884)
Total unrealized depreciation (10,922)
Net unrealized appreciation $ 2,979
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 1 1/2026 EUR $ 95,826 $ 479
Hang Seng Mini Index 7 1/2026 HKD 230,686 (2,163)
KOSPI 200 Index 17 1/2026 KRW 358,174 15,142
OMXS30 Index 1 1/2026 SEK 31,448 891
SGX FTSE China A50 Index 23 1/2026 USD 351,440 (2,358)
SGX FTSE Taiwan Index 1 1/2026 USD 94,840 473
Australia 10 Year Bond 11 3/2026 AUD 803,401 2,105
Australia 3 Year Bond 3 3/2026 AUD 210,206 123
Euro-Bobl 2 3/2026 EUR 273,046 (510)
Euro-BTP 1 3/2026 EUR 141,200 (593)
Euro-OAT 1 3/2026 EUR 141,717 (989)
Euro-Schatz 6 3/2026 EUR 752,998 476
FTSE 100 Index 1 3/2026 GBP 134,000 1,301
FTSE/MIB Index 7 3/2026 EUR 370,624 5,449
Long Gilt 6 3/2026 GBP 738,973 2,999
MEX BOLSA Index 5 3/2026 MXN 180,919 1,441
MSCI Emerging Markets Index 4 3/2026 USD 282,280 5,335
NASDAQ 100 Micro E-Mini Index 7 3/2026 USD 356,394 1,694
Nikkei 225 Index 2 3/2026 JPY 64,351 (127)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Russell 2000 Micro E-Mini Index 10 3/2026 USD $ 124,900 $ (2,711)
S&P 500 Micro E-Mini Index 683 3/2026 USD 23,537,888 43,598
S&P Midcap 400 E-Mini Index 1 3/2026 USD 332,520 (2,352)
S&P/TSX 60 Index 1 3/2026 CAD 271,305 1,703
TOPIX Mini Index 19 3/2026 JPY 414,048 2,481
U.S. Treasury 2 Year Note 19 3/2026 USD 3,966,547 1,790
U.S. Treasury 5 Year Note 6 3/2026 USD 655,266 (1,458)
3 Month Euro Euribor 16 6/2026 EUR 4,604,904 (1,634)
3 Month CORRA 9 9/2026 CAD 1,601,335 (1,788)
3 Month SARON 1 9/2026 CHF 315,790 (213)
3 Month SOFR 3 9/2026 USD 725,175 (195)
3 Month SONIA 10 9/2026 GBP 3,254,962 53
3 Month CORRA 2 12/2026 CAD 355,579 (167)
3 Month SARON 2 12/2026 CHF 631,454 (432)
3 Month SOFR 5 12/2026 USD 1,210,563 114
3 Month SONIA 6 12/2026 GBP 1,954,393 498
3 Month CORRA 1 3/2027 CAD 177,607 (288)
3 Month Euro Euribor 1 3/2027 EUR 287,410 (742)
3 Month SARON 2 3/2027 CHF 631,233 (256)
3 Month SOFR 1 3/2027 USD 242,225 99
3 Month SONIA 6 3/2027 GBP 1,954,595 1,042
3 Month Euro Euribor 2 6/2027 EUR 574,408 (1,500)
3 Month SOFR 29 6/2027 USD 7,023,800 (2,168)
3 Month SONIA 5 6/2027 GBP 1,628,324 2
3 Month Euro Euribor 2 9/2027 EUR 574,026 (1,438)
3 Month Euro Euribor 2 12/2027 EUR 573,645 (769)
Total of long contracts 64,437
Short Contracts
CBOE Volatility Index (1) 1/2026 USD (16,532) 408
EURO STOXX 50 Volatility Index (1) 1/2026 EUR (1,880) 288
Hang Seng Mini Index (2) 1/2026 HKD (22,879) 195
IFSC NIFTY 50 Index (2) 1/2026 USD (105,102) 567
MSCI Singapore Index (12) 1/2026 SGD (416,135) 913
Canada 10 Year Bond (12) 3/2026 CAD (1,056,224) 12,700
DJIA CBOT Micro E-mini Index (1) 3/2026 USD (24,168) 238
Euro STOXX 50 Index (4) 3/2026 EUR (274,574) (3,925)
Japan 10 Year Bond Mini (16) 3/2026 JPY (1,350,766) 10,310
Mini-DAX Index (1) 3/2026 EUR (145,078) (2,325)
SET50 Index (39) 3/2026 THB (205,367) 1,229
SPI 200 Index (3) 3/2026 AUD (434,245) (5,830)
U.S. Treasury 10 Year Note (13) 3/2026 USD (1,459,656) 2,966
U.S. Treasury Long Bond (1) 3/2026 USD (115,219) 1,620
U.S. Treasury Ultra Bond (2) 3/2026 USD (234,875) 3,469
90-Day Australian Bank Bill (7) 6/2026 AUD (4,626,390) 481
3 Month Euro Euribor (4) 9/2026 EUR (1,150,991) 572
90-Day Australian Bank Bill (1) 9/2026 AUD (660,719) 29
3 Month Euro Euribor (1) 12/2026 EUR (287,601) (67)
90-Day Australian Bank Bill (1) 12/2026 AUD (660,623) (207)
3 Month SOFR (4) 9/2027 USD (968,450) 880
3 Month SONIA (3) 9/2027 GBP (976,590) 99
3 Month SOFR (4) 12/2027 USD (967,950) 988
3 Month SONIA (3) 12/2027 GBP (976,084) 265
3 Month SOFR (5) 3/2028 USD (1,209,188) 1,825
3 Month SONIA (3) 3/2028 GBP (975,629) 552
3 Month SOFR (31) 6/2028 USD (7,491,537) 7,281

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (2) 6/2028 GBP $ (650,083) $ 123
Total of short contracts 35,644
Net unrealized appreciation $ 100,081
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 377,417 USD 250,672 CITI 3/18/2026 $ 1,218
AUD 377,419 USD 250,673 JPMC 3/18/2026 1,219
BRL 685,132 USD 121,397 CITI
**
3/18/2026 1,550
BRL 685,132 USD 121,397 JPMC
**
3/18/2026 1,550
CAD 993,594 USD 720,166 CITI 3/18/2026 5,988
CAD 993,591 USD 720,162 JPMC 3/18/2026 5,990
CHF 426,880 USD 541,741 CITI 3/18/2026 1,330
CHF 426,880 USD 541,740 JPMC 3/18/2026 1,331
CLP 250,000,000 USD 269,096 CITI
**
3/18/2026 8,839
CLP 250,000,000 USD 269,095 JPMC
**
3/18/2026 8,839
CNY 7,235,939 USD 1,029,186 CITI
**
3/18/2026 12,576
CNY 7,235,934 USD 1,029,189 JPMC
**
3/18/2026 12,573
COP 481,426,815 USD 124,106 CITI
**
3/18/2026 263
COP 481,426,812 USD 124,106 JPMC
**
3/18/2026 263
CZK 3,500,000 USD 168,339 CITI 3/18/2026 2,106
CZK 6,500,000 USD 311,762 JPMC 3/18/2026 4,778
EUR 900,803 USD 1,053,237 CITI 3/18/2026 8,967
EUR 900,804 USD 1,053,236 JPMC 3/18/2026 8,969
GBP 144,500 USD 193,181 CITI 3/18/2026 1,561
GBP 144,500 USD 193,181 JPMC 3/18/2026 1,562
HUF 128,918,428 USD 388,705 CITI 3/18/2026 3,591
HUF 128,918,428 USD 388,705 JPMC 3/18/2026 3,592
ILS 368,500 USD 114,775 CITI 3/18/2026 969
ILS 368,500 USD 114,775 JPMC 3/18/2026 969
INR 3,625,000 USD 39,914 CITI
**
3/18/2026 156
INR 3,625,001 USD 39,914 JPMC
**
3/18/2026 156
JPY 34,097,868 USD 219,023 CITI 3/18/2026 19
JPY 34,097,871 USD 219,023 JPMC 3/18/2026 20
KRW 1,350,000,000 USD 922,898 CITI
**
3/18/2026 14,414
KRW 1,350,000,000 USD 922,896 JPMC
**
3/18/2026 14,416
MXN 7,000,000 USD 383,509 CITI 3/18/2026 2,476
MXN 7,000,000 USD 383,509 JPMC 3/18/2026 2,477
NOK 3,665,034 USD 360,704 CITI 3/18/2026 2,804
NOK 3,665,033 USD 360,703 JPMC 3/18/2026 2,804
NZD 148,439 USD 85,131 CITI 3/18/2026 567
NZD 148,437 USD 85,129 JPMC 3/18/2026 567
PEN 178,545 USD 52,775 CITI
**
3/18/2026 202
PEN 178,545 USD 52,775 JPMC
**
3/18/2026 202
PHP 2,500,000 USD 42,147 JPMC
**
3/18/2026 89
PLN 203,500 USD 56,360 CITI 3/18/2026 303
PLN 203,500 USD 56,360 JPMC 3/18/2026 303
SEK 3,177,806 USD 337,740 CITI 3/18/2026 8,742
SEK 3,177,806 USD 337,740 JPMC 3/18/2026 8,743
SGD 734,500 USD 572,001 CITI 3/18/2026 2,109
SGD 734,500 USD 572,000 JPMC 3/18/2026 2,110

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 2,000,000 USD 63,764 CITI 3/18/2026 $ 50
THB 2,000,000 USD 63,764 JPMC 3/18/2026 50
TWD 500,000 USD 15,889 CITI
**
3/18/2026 4
TWD 500,000 USD 15,889 JPMC
**
3/18/2026 4
USD 66,933 AUD 99,998 CITI 3/18/2026 194
USD 66,936 AUD 100,002 JPMC 3/18/2026 194
USD 378,953 BRL 2,074,059 CITI
**
3/18/2026 6,763
USD 378,956 BRL 2,074,067 JPMC
**
3/18/2026 6,764
USD 94,986 CHF 74,500 CITI 3/18/2026 208
USD 94,986 CHF 74,500 JPMC 3/18/2026 209
USD 8,647 COP 33,332,500 CITI
**
3/18/2026 36
USD 8,647 COP 33,332,500 JPMC
**
3/18/2026 36
USD 350,257 EUR 296,500 CITI 3/18/2026 632
USD 350,258 EUR 296,500 JPMC 3/18/2026 633
USD 5,404 GBP 4,000 CITI 3/18/2026 13
USD 5,404 GBP 4,000 JPMC 3/18/2026 13
USD 1,903 HUF 625,000 CITI 3/18/2026 1
USD 1,903 HUF 625,000 JPMC 3/18/2026 1
USD 271,010 INR 24,312,500 CITI
**
3/18/2026 2,262
USD 271,010 INR 24,312,500 JPMC
**
3/18/2026 2,262
USD 355,709 JPY 55,000,000 CITI 3/18/2026 2,393
USD 355,710 JPY 55,000,000 JPMC 3/18/2026 2,393
USD 55,291 MXN 1,000,000 CITI 3/18/2026 150
USD 55,291 MXN 1,000,000 JPMC 3/18/2026 150
USD 51,777 NOK 521,709 CITI 3/18/2026 32
USD 51,777 NOK 521,708 JPMC 3/18/2026 32
USD 67,966 NZD 117,001 CITI 3/18/2026 419
USD 67,965 NZD 116,999 JPMC 3/18/2026 419
USD 127,309 PHP 7,500,000 JPMC
**
3/18/2026 601
USD 3,483 PLN 12,500 CITI 3/18/2026 2
USD 3,483 PLN 12,500 JPMC 3/18/2026 2
USD 16,031 THB 500,000 CITI 3/18/2026 78
USD 16,031 THB 500,000 JPMC 3/18/2026 78
ZAR 9,675,113 USD 563,206 CITI 3/18/2026 18,069
ZAR 9,675,102 USD 563,204 JPMC 3/18/2026 18,070
Total unrealized appreciation 227,489
AUD 121,774 USD 81,494 CITI 3/18/2026 (222)
AUD 121,778 USD 81,496 JPMC 3/18/2026 (222)
BRL 878,925 USD 159,794 CITI
**
3/18/2026 (2,072)
BRL 878,933 USD 159,795 JPMC
**
3/18/2026 (2,071)
CAD 92,500 USD 67,830 CITI 3/18/2026 (228)
CAD 92,500 USD 67,830 JPMC 3/18/2026 (228)
COP 818,573,185 USD 213,525 CITI
**
3/18/2026 (2,059)
COP 818,573,188 USD 213,525 JPMC
**
3/18/2026 (2,058)
EUR 84,421 USD 99,669 CITI 3/18/2026 (122)
EUR 84,421 USD 99,669 JPMC 3/18/2026 (122)
GBP 26,000 USD 35,119 CITI 3/18/2026 (79)
GBP 26,000 USD 35,119 JPMC 3/18/2026 (79)
HUF 6,081,572 USD 18,556 CITI 3/18/2026 (50)
HUF 6,081,572 USD 18,556 JPMC 3/18/2026 (50)
ILS 20,000 USD 6,288 CITI 3/18/2026 (6)
ILS 20,000 USD 6,288 JPMC 3/18/2026 (6)
INR 12,562,500 USD 140,041 CITI
**
3/18/2026 (1,176)
INR 12,562,499 USD 140,040 JPMC
**
3/18/2026 (1,176)
JPY 163,080,382 USD 1,056,976 CITI 3/18/2026 (9,357)
JPY 163,080,379 USD 1,056,973 JPMC 3/18/2026 (9,357)
MXN 2,000,000 USD 110,557 CITI 3/18/2026 (276)
MXN 2,000,000 USD 110,557 JPMC 3/18/2026 (275)

Schedule of Investments
December 31, 2025
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 597,777 USD 59,315 CITI 3/18/2026 $ (26)
NOK 597,776 USD 59,315 JPMC 3/18/2026 (26)
NZD 407,717 USD 236,554 CITI 3/18/2026 (1,170)
NZD 407,716 USD 236,553 JPMC 3/18/2026 (1,170)
PEN 12,955 USD 3,847 CITI
**
3/18/2026 (3)
PEN 12,955 USD 3,847 JPMC
**
3/18/2026 (3)
PHP 7,500,000 USD 127,278 JPMC
**
3/18/2026 (570)
PLN 637,500 USD 177,638 CITI 3/18/2026 (130)
PLN 637,500 USD 177,637 JPMC 3/18/2026 (130)
SGD 58,500 USD 45,751 CITI 3/18/2026 (25)
SGD 58,500 USD 45,750 JPMC 3/18/2026 (25)
TWD 27,000,000 USD 867,182 CITI
**
3/18/2026 (8,962)
TWD 27,000,000 USD 867,181 JPMC
**
3/18/2026 (8,958)
USD 432,335 AUD 664,501 CITI 3/18/2026 (11,156)
USD 432,336 AUD 664,502 JPMC 3/18/2026 (11,155)
USD 48,034 BRL 270,554 CITI
**
3/18/2026 (517)
USD 48,034 BRL 270,554 JPMC
**
3/18/2026 (517)
USD 414,369 CAD 575,594 CITI 3/18/2026 (6,296)
USD 414,368 CAD 575,591 JPMC 3/18/2026 (6,295)
USD 1,343,307 CHF 1,068,880 CITI 3/18/2026 (16,507)
USD 1,343,310 CHF 1,068,880 JPMC 3/18/2026 (16,504)
USD 164,318 CLP 150,000,000 CITI
**
3/18/2026 (2,443)
USD 164,318 CLP 150,000,000 JPMC
**
3/18/2026 (2,443)
USD 610,741 CNY 4,288,764 CITI
**
3/18/2026 (6,715)
USD 610,743 CNY 4,288,758 JPMC
**
3/18/2026 (6,712)
USD 89,255 COP 350,000,000 CITI
**
3/18/2026 (1,162)
USD 89,255 COP 350,000,000 JPMC
**
3/18/2026 (1,162)
USD 108,501 CZK 2,250,000 CITI 3/18/2026 (1,070)
USD 252,007 CZK 5,250,000 JPMC 3/18/2026 (3,659)
USD 642,165 EUR 548,282 CITI 3/18/2026 (4,355)
USD 642,168 EUR 548,283 JPMC 3/18/2026 (4,353)
USD 590,076 GBP 446,065 CITI 3/18/2026 (11,087)
USD 590,077 GBP 446,065 JPMC 3/18/2026 (11,086)
USD 118,386 HUF 39,375,000 CITI 3/18/2026 (1,432)
USD 118,386 HUF 39,375,000 JPMC 3/18/2026 (1,431)
USD 196,682 ILS 639,000 CITI 3/18/2026 (4,025)
USD 196,682 ILS 639,000 JPMC 3/18/2026 (4,025)
USD 240,805 INR 21,875,000 CITI
**
3/18/2026 (999)
USD 240,806 INR 21,875,000 JPMC
**
3/18/2026 (999)
USD 32,019 JPY 5,000,000 CITI 3/18/2026 (101)
USD 32,019 JPY 5,000,000 JPMC 3/18/2026 (101)
USD 134,162 KRW 197,142,856 CITI
**
3/18/2026 (2,715)
USD 134,158 KRW 197,142,856 JPMC
**
3/18/2026 (2,719)
USD 621,288 MXN 11,500,000 CITI 3/18/2026 (12,831)
USD 621,289 MXN 11,500,000 JPMC 3/18/2026 (12,830)
USD 293,106 NOK 2,985,866 CITI 3/18/2026 (3,040)
USD 293,107 NOK 2,985,865 JPMC 3/18/2026 (3,039)
USD 320,263 NZD 558,636 CITI 3/18/2026 (2,251)
USD 320,263 NZD 558,634 JPMC 3/18/2026 (2,250)
USD 42,153 PHP 2,500,000 JPMC
**
3/18/2026 (84)
USD 699,017 PLN 2,548,500 CITI 3/18/2026 (10,593)
USD 699,018 PLN 2,548,500 JPMC 3/18/2026 (10,591)
USD 509,671 SEK 4,750,000 CITI 3/18/2026 (8,231)
USD 509,672 SEK 4,750,000 JPMC 3/18/2026 (8,230)
USD 1,871,582 SGD 2,415,267 CITI 3/18/2026 (16,271)
USD 1,871,586 SGD 2,415,267 JPMC 3/18/2026 (16,267)
USD 343,513 THB 11,000,000 CITI 3/18/2026 (7,465)
USD 343,514 THB 11,000,000 JPMC 3/18/2026 (7,465)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
December 31, 2025
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 47,432 TWD 1,500,000 CITI
**
3/18/2026 $ (246)
USD 47,433 TWD 1,500,000 JPMC
**
3/18/2026 (246)
USD 215,154 ZAR 3,675,113 CITI 3/18/2026 (5,644)
USD 215,154 ZAR 3,675,102 JPMC 3/18/2026 (5,644)
USD 29,860 IDR 500,000,000 CITI
**
3/25/2026 (20)
USD 29,860 IDR 500,000,000 JPMC
**
3/25/2026 (19)
Total unrealized depreciation (329,487)
Net unrealized depreciation $ (101,998)
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 47,483 $ 47,483
CITI
Investment Companies 171,395 – 171,395
GSCO
Cash – 1,582,395 1,582,395
GSIN
Investment Companies 375,868 – 375,868
JPMC
Investment Companies 150,000 – 150,000
JPMS
Cash – 234,321 234,321
MSCL
Cash – 125,893 125,893

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 290.9%
COMMON STOCKS - 226.1%
Australia - 6 .2%
AGL Energy Ltd. (2)(a) 5,687 35,240
ANZ Group Holdings Ltd. (2)(a) 4,656 112,571
APA Group (2)(a) 4,466 26,685
Aristocrat Leisure Ltd. (2)(a) 2,416 93,534
BHP Group Ltd. (2)(a) 19,264 581,370
BlueScope Steel Ltd. (2)(a) 1,690 26,985
Brambles Ltd. (2)(a) 884 13,499
Dyno Nobel Ltd. (2)(a) 96 205
Evolution Mining Ltd. (2)(a) 24,111 201,778
Fortescue Ltd. (2)(a) 2,838 41,499
Glencore plc (2)(a) 4,913 26,858
Harvey Norman Holdings Ltd. (2)(a) 17,984 83,043
IGO Ltd. (2)*(a) 35,455 193,224
JB Hi-Fi Ltd. (2)(a) 107 6,849
Lynas Rare Earths Ltd. (2)*(a) 23,666 194,095
Mineral Resources Ltd. (2)*(a) 3,385 122,192
Northern Star Resources Ltd. (2)(a) 29,224 514,273
Orica Ltd. (2)(a) 12,154 196,300
Origin Energy Ltd. (2)(a) 4,227 32,280
PLS Group Ltd. (2)*(a) 11,336 31,756
Pro Medicus Ltd. (2)(a) 374 54,927
SEEK Ltd. (2)(a) 9,464 145,331
South32 Ltd. (2)(a) 67,833 160,568
Technology One Ltd. (2)(a) 1,564 29,007
Telstra Group Ltd. (2)(a) 44,609 144,737
Wesfarmers Ltd. (2)(a) 2,798 150,737
Westpac Banking Corp. (2)(a) 738 18,938
Whitehaven Coal Ltd. (2)(a) 13,118 67,525
Worley Ltd. (2)(a) 11,777 98,348
Yancoal Australia Ltd. (2)(a) 2 7
3,404,361
Belgium - 0 .5%
Ageas SA/NV (2)(a) 594 41,616
KBC Group NV (2)(a) 34 4,428
Liberty Global Ltd., Class A *(a) 14,483 161,341
Umicore SA (2)(a) 2,057 42,999
250,384
Brazil - 0 .4%
MercadoLibre, Inc. * 56 112,798
Wheaton Precious Metals Corp. 590 69,362
Yara International ASA (2) 631 25,822
207,982
Canada - 7 .3%
Agnico Eagle Mines Ltd. (a) 278 47,144
Alamos Gold, Inc., Class A (a) 1,000 38,614
Alimentation Couche-Tard, Inc. (a) 725 39,595
ARC Resources Ltd. (a) 9,885 185,450
Bank of Nova Scotia (The) (a) 3,670 270,674
Barrick Mining Corp. (a) 2,183 95,094
Canadian National Railway Co. (a) 3,923 387,998
Canadian Natural Resources Ltd.
(a) 5,283 178,942
CCL Industries, Inc., Class B (a) 906 57,229
Celestica, Inc. *(a) 1,708 505,239
INVESTMENTS SHARES VALUE ($)
Canada - 7.3% (continued)
CGI, Inc. (a) 817 75,465
Constellation Software, Inc. (a) 88 211,667
Descartes Systems Group, Inc.
(The) *(a) 435 38,161
Empire Co. Ltd., Class A (a) 2,402 83,511
Fairfax Financial Holdings Ltd. (a) 81 154,375
George Weston Ltd. (a) 1,302 89,823
iA Financial Corp., Inc. (a) 170 22,026
Intact Financial Corp. (a) 628 130,734
Kinross Gold Corp. (a) 4,488 126,411
Loblaw Cos. Ltd. (a) 1,992 90,054
Lundin Gold, Inc. (a) 3,473 288,508
Magna International, Inc. (a) 274 14,607
Metro, Inc., Class A (a) 426 30,662
Onex Corp. (a) 185 15,225
Pan American Silver Corp. (a) 514 26,648
Quebecor, Inc., Class B (a) 807 30,397
Royal Bank of Canada (a) 85 14,491
Saputo, Inc. (a) 485 14,597
Stantec, Inc. (a) 241 22,742
Sun Life Financial, Inc. (a) 814 50,813
Suncor Energy, Inc. (a) 9,375 416,105
TFI International, Inc. (a) 1,096 113,285
TMX Group Ltd. (a) 1 38
Toronto-Dominion Bank (The) (a) 1,105 104,144
Tourmaline Oil Corp. (a) 545 24,448
3,994,916
China - 0 .2%
Prosus NV (2) 1,066 66,005
Wilmar International Ltd. (2) 24,700 59,074
125,079
Denmark - 2 .0%
Ambu A/S, Class B (2)(a) 79 1,089
Danske Bank A/S (2)(a) 8,069 402,935
Genmab A/S (2)*(a) 592 183,510
GN Store Nord A/S (2)*(a) 850 14,128
ISS A/S (2)(a) 3,802 129,533
Jyske Bank A/S (Registered) (2)(a) 637 87,180
Orsted A/S (2)*(a)(b) 2,326 44,402
Pandora A/S (2)(a) 664 73,429
Royal Unibrew A/S (2)(a) 471 42,502
Vestas Wind Systems A/S (2)(a) 3,352 90,662
Zealand Pharma A/S (2)*(a) 636 46,207
1,115,577
Finland - 1 .0%
Kone OYJ, Class B (2)(a) 609 43,143
Nordea Bank Abp (2)(a) 10,915 205,358
Sampo OYJ, Class A (2)(a) 2,799 33,865
UPM-Kymmene OYJ (2)(a) 1,261 36,455
Wartsila OYJ Abp (2)(a) 6,245 221,101
539,922
France - 7 .9%
Air France-KLM (2)*(a) 14,167 191,466
Bouygues SA (2)(a) 1,470 76,419
Carrefour SA (2)(a) 23,090 385,270
Credit Agricole SA (2)(a) 17,369 357,591

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 7.9% (continued)
Dassault Aviation SA (2)(a) 144 46,167
Eiffage SA (2)(a) 1,734 248,447
Gaztransport Et Technigaz SA (2)(a) 104 19,083
Hermes International SCA (2)(a) 214 531,330
Ipsen SA (2)(a) 101 14,092
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 204 153,762
Orange SA (2)(a) 7,787 129,938
Safran SA (2)(a) 1,156 402,655
SCOR SE (2)(a) 1,071 36,053
SEB SA (2)(a) 114 6,571
Societe Generale SA (2)(a) 7,194 579,145
Thales SA (2)(a) 2,104 567,586
TotalEnergies SE (2)(a) 5,280 344,246
Valeo SE (2)(a) 6,151 83,475
Vinci SA (2)(a) 905 127,318
4,300,614
Germany - 5 .0%
Allianz SE (Registered) (2)(a) 655 302,857
Bayer AG (Registered) (2)(a) 2,293 99,461
Bechtle AG (2)(a) 168 8,557
Commerzbank AG (2)(a) 4,954 209,082
Continental AG (2)(a) 2,356 186,979
Daimler Truck Holding AG (2)(a) 2,982 129,158
Deutsche Lufthansa AG
(Registered) (2)(a) 22,336 219,427
Deutsche Telekom AG (Registered)
(2)(a) 10,924 355,588
E.ON SE (2)(a) 3,062 57,979
Evonik Industries AG (2)(a) 1 16
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 249 20,361
Freenet AG (2)(a) 1,322 45,539
Fresenius Medical Care AG (2)(a) 4,428 211,506
GEA Group AG (2)(a) 441 29,804
HUGO BOSS AG (2)(a) 2,494 105,089
Mercedes-Benz Group AG (2)(a) 6,673 462,585
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 22 14,478
Nordex SE (2)*(a) 697 23,625
Rational AG (2)(a) 32 24,707
RENK Group AG (2)(a) 202 12,589
RWE AG (2)(a) 2,054 108,835
Schaeffler AG (2)(a) 330 3,213
Scout24 SE (2)(a)(b) 560 56,246
Talanx AG (2)(a) 249 33,077
2,720,758
Hong Kong - 0 .0% †
Techtronic Industries Co. Ltd. (2)(a) 1,500 17,255
Italy - 3 .8%
A2A SpA (2)(a) 28,626 77,459
Amplifon SpA (2)(a) 7,215 115,673
Banca Monte dei Paschi di Siena
SpA (2)(a) 5,669 60,359
Eni SpA (2)(a) 3,875 73,455
FinecoBank Banca Fineco SpA (2)
(a) 2,326 60,266
INVESTMENTS SHARES VALUE ($)
Italy - 3.8% (continued)
Generali (2)(a) 2,552 106,644
Hera SpA (2)(a) 9,640 45,456
Intesa Sanpaolo SpA (2)(a) 28,365 196,005
Leonardo SpA (2)(a) 10,088 577,038
Pirelli & C SpA (2)(a)(b) 9,337 63,760
Poste Italiane SpA (2)(a)(b) 5,358 134,507
Reply SpA (2)(a) 88 11,783
Snam SpA (2)(a) 2,083 13,841
Telecom Italia SpA (2)*(a) 171,611 103,096
UniCredit SpA (2)(a) 5,171 428,297
2,067,639
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 297 15,518
Japan - 29 .9%
Advantest Corp. (2)(a) 700 88,514
Aeon Co. Ltd. (2)(a) 11,400 180,087
AGC, Inc. (2)(a) 500 16,582
Aisin Corp. (2)(a) 2,500 46,841
ANA Holdings, Inc. (2)(a) 5,600 106,354
Asahi Intecc Co. Ltd. (2)(a) 3,600 67,484
Asahi Kasei Corp. (2)(a) 8,600 76,443
Astellas Pharma, Inc. (2)(a) 25,800 343,386
BayCurrent, Inc. (2)(a) 1,800 74,635
Brother Industries Ltd. (2)(a) 6,400 127,857
Canon, Inc. (2)(a) 13,000 384,652
Central Japan Railway Co. (2)(a) 6,800 188,360
Chubu Electric Power Co., Inc. (2)
(a) 3,900 60,085
Concordia Financial Group Ltd. (2)
(a) 16,400 135,579
Dai Nippon Printing Co. Ltd. (2)(a) 8,600 148,040
Dai-ichi Life Holdings, Inc. (2)(a) 7,000 58,174
Daiichi Sankyo Co. Ltd. (2)(a) 10,600 225,086
Daikin Industries Ltd. (2)(a) 300 38,368
Denso Corp. (2)(a) 1,700 23,481
Dentsu Group, Inc. (2)*(a) 3,800 80,648
Disco Corp. (2)(a) 200 60,932
Eisai Co. Ltd. (2)(a) 1,700 50,474
ENEOS Holdings, Inc. (2)(a) 17,200 121,692
FANUC Corp. (2)(a) 5,400 210,145
Fujikura Ltd. (2)(a) 300 33,269
Fujitsu Ltd. (2)(a) 18,600 511,181
Fukuoka Financial Group, Inc. (2)
(a) 5,900 190,839
Hitachi Ltd. (2)(a) 4,100 128,582
Honda Motor Co. Ltd. (2)(a) 29,400 288,551
Hoshizaki Corp. (2)(a) 200 6,662
Hoya Corp. (2)(a) 1,200 182,004
IHI Corp. (2)(a) 4,200 73,839
Iida Group Holdings Co. Ltd. (2)(a) 1,700 27,322
Inpex Corp. (2)(a) 4,400 88,002
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 19,400 281,787
Japan Airlines Co. Ltd. (2)(a) 4,200 77,892
Japan Post Bank Co. Ltd. (2)(a) 36,200 509,590
Japan Post Holdings Co. Ltd. (2)(a) 15,700 165,657
Japan Tobacco, Inc. (2)(a) 700 25,160
JFE Holdings, Inc. (2)(a) 15,800 201,432

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Kajima Corp. (2)(a) 400 14,915
Kansai Electric Power Co., Inc.
(The) (2)(a) 900 14,134
Kao Corp. (2)(a) 3,600 143,682
Kirin Holdings Co. Ltd. (2)(a) 3,000 44,907
Kobe Steel Ltd. (2)(a) 15,300 202,171
Komatsu Ltd. (2)(a) 1,200 38,079
Kyoto Financial Group, Inc. (2)(a) 1,800 39,422
Kyushu Electric Power Co., Inc. (2)
(a) 1,300 13,947
LY Corp. (2)(a) 125,200 333,151
Marubeni Corp. (2)(a) 2,900 80,765
MINEBEA MITSUMI, Inc. (2)(a) 10,400 209,264
Mitsubishi Chemical Group Corp.
(2)(a) 18,500 108,292
Mitsubishi Corp. (2)(a) 2,600 59,469
Mitsubishi Electric Corp. (2)(a) 4,200 122,459
Mitsubishi Heavy Industries Ltd. (2)
(a) 3,500 85,444
Mitsubishi Motors Corp. (2)(a) 11,800 28,054
Mitsui & Co. Ltd. (2)(a) 500 14,849
Mitsui Chemicals, Inc. (2)(a) 16,000 204,594
Mizuho Financial Group, Inc. (2)(a) 14,500 529,170
MS&AD Insurance Group Holdings,
Inc. (2)(a) 3,300 77,474
Murata Manufacturing Co. Ltd. (2)
(a) 6,700 138,475
Nexon Co. Ltd. (2)(a) 12,100 295,561
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,800 38,525
Nippon Steel Corp. (2)(a) 79,400 324,909
Nippon Yusen KK (2)(a) 2,200 71,261
Nissan Chemical Corp. (2)(a) 1,000 34,363
Niterra Co. Ltd. (2)(a) 1,400 61,682
Nomura Holdings, Inc. (2)(a) 27,500 229,088
Obayashi Corp. (2)(a) 2,800 58,598
Obic Co. Ltd. (2)(a) 7,900 247,971
Oji Holdings Corp. (2)(a) 6,900 37,883
Omron Corp. (2)(a) 8,900 225,169
Ono Pharmaceutical Co. Ltd. (2)(a) 2,500 34,636
Oracle Corp. Japan (2)(a) 1,700 142,883
ORIX Corp. (2)(a) 3,400 99,441
Otsuka Corp. (2)(a) 1,800 37,090
Panasonic Holdings Corp. (2)(a) 32,700 423,924
Rakuten Group, Inc. (2)*(a) 43,300 277,465
Recruit Holdings Co. Ltd. (2)(a) 11,500 646,202
Renesas Electronics Corp. (2)*(a) 5,000 68,484
Resona Holdings, Inc. (2)(a) 29,700 282,676
Sanwa Holdings Corp. (2)(a) 6,400 166,644
Sega Sammy Holdings, Inc. (2)(a) 1,500 23,418
Seiko Epson Corp. (2)(a) 10,100 128,010
Seven & i Holdings Co. Ltd. (2)(a) 30,200 433,884
Shimadzu Corp. (2)(a) 100 2,662
Shimamura Co. Ltd. (2)(a) 200 13,032
Shimano, Inc. (2)(a) 500 52,286
Shimizu Corp. (2)(a) 17,800 303,912
Shin-Etsu Chemical Co. Ltd. (2)(a) 6,500 201,898
Shionogi & Co. Ltd. (2)(a) 2,500 45,250
Shiseido Co. Ltd. (2)(a) 4,200 61,122
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Shizuoka Financial Group, Inc. (2)
(a) 6,200 96,266
SMC Corp. (2)(a) 400 138,400
SoftBank Group Corp. (2)(a) 6,000 168,320
Sojitz Corp. (2)(a) 6,900 214,589
Sony Financial Group, Inc. * 3,900 4,133
Sony Group Corp. (2)(a) 7,600 194,948
Square Enix Holdings Co. Ltd. (a) 1,100 20,081
Subaru Corp. (2)(a) 9,800 211,006
Sumitomo Corp. (2)(a) 6,400 221,520
Sumitomo Forestry Co. Ltd. (2)(a) 2,000 20,358
Sumitomo Metal Mining Co. Ltd.
(2)(a) 700 28,031
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 5,600 170,659
Suntory Beverage & Food Ltd. (2)
(a) 400 12,029
TBS Holdings, Inc. (2)(a) 1,900 70,121
Terumo Corp. (2)(a) 6,600 95,932
Tokyo Century Corp. (2)(a) 2,600 33,710
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 8,300 34,901
Tokyo Electron Ltd. (2)(a) 1,300 289,546
Tokyo Gas Co. Ltd. (2)(a) 1,300 51,538
TOPPAN Holdings, Inc. (2)(a) 2,500 74,317
Tosoh Corp. (2)(a) 2,500 37,568
TOTO Ltd. (2)(a) 500 13,815
Toyota Motor Corp. (2)(a) 22,200 476,792
Toyota Tsusho Corp. (2)(a) 3,100 104,530
USS Co. Ltd. (2)(a) 10,300 112,709
Yamato Holdings Co. Ltd. (2)(a) 8,000 112,637
Yamazaki Baking Co. Ltd. (2)(a) 800 16,786
Yaskawa Electric Corp. (2)(a) 600 18,241
Yokogawa Electric Corp. (2)(a) 1,700 54,520
16,376,317
Netherlands - 1 .6%
ABN AMRO Bank NV, CVA (2)(a)(b) 6,500 227,104
Argenx SE (2)*(a) 72 60,735
ASM International NV (2)(a) 70 42,378
ASR Nederland NV (2)(a) 1,283 91,286
EXOR NV (2)(a) 162 13,761
Heineken NV (2)(a) 2,742 226,234
NN Group NV (2)(a) 2,831 218,396
879,894
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 512 38,786
Nigeria - 0 .3%
Airtel Africa plc (2)(b) 30,817 147,621
Norway - 0 .5%
Gjensidige Forsikring ASA (2)(a) 1,399 41,814
Kongsberg Gruppen ASA (2)(a) 7,176 183,887
Norsk Hydro ASA (2)(a) 2,171 16,758
Storebrand ASA (2)(a) 930 15,894
Telenor ASA (2)(a) 2,896 42,121
300,474

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 167,416 176,232
EDP SA (2) 5,874 27,054
203,286
Singapore - 0 .4%
DBS Group Holdings Ltd. (2) 1,000 43,805
Genting Singapore Ltd. (2) 86,200 48,563
Keppel Ltd. (2) 5,400 43,414
Sembcorp Industries Ltd. (2) 3,000 14,024
Singapore Telecommunications
Ltd. (2) 12,000 42,456
United Overseas Bank Ltd. (2) 900 24,512
216,774
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 665 17,529
Spain - 1 .5%
ACS Actividades de Construccion y
Servicios SA (2)(a) 473 46,953
Aena SME SA (2)(a)(b) 7,533 210,478
Banco Santander SA (2)(a) 2,710 31,898
Bankinter SA (2)(a) 9,426 156,237
CaixaBank SA (2)(a) 1,610 19,684
Enagas SA (2)(a) 5,176 79,990
Fluidra SA (2)(a) 2,117 57,354
Grifols SA (2)(a) 1,974 24,674
Indra Sistemas SA (2)(a) 882 50,138
Repsol SA (2)(a) 6,435 120,067
Unicaja Banco SA (2)(a)(b) 7,272 23,663
821,136
Sweden - 3 .2%
Alfa Laval AB (2)(a) 1,088 54,554
Autoliv, Inc. (a)(c) 1,800 213,660
Boliden AB (2)*(a) 1,726 95,614
Coffee Stain Group AB, Class B *(a) 1,331 3,347
Embracer Group AB (2)*(a) 2,984 19,538
Epiroc AB, Class A (2)(a) 593 13,367
Essity AB, Class B (2)(a) 882 25,359
Evolution AB (2)(a)(b) 199 13,512
Husqvarna AB, Class B (2)(a) 8,717 43,698
Nordnet AB publ (2)(a) 1 29
Saab AB, Class B (2)(a) 853 49,491
Sandvik AB (2)(a) 3,074 99,294
Skanska AB, Class B (2)(a) 510 13,897
SSAB AB, Class B (2)(a) 2,314 17,326
Svenska Handelsbanken AB, Class
A (2)(a) 10,990 159,218
Swedbank AB, Class A (2)(a) 5,791 200,919
Swedish Orphan Biovitrum AB
(2)*(a) 668 23,973
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 28,014 272,633
Telia Co. AB (2)(a) 68,411 292,387
Volvo AB, Class B (2)(a) 4,218 134,236
1,746,052
INVESTMENTS SHARES VALUE ($)
Switzerland - 4 .2%
ABB Ltd. (Registered) (2)(a) 2,308 170,140
Accelleron Industries AG (2)(a) 294 22,675
Adecco Group AG (Registered) (2)
(a) 6,283 180,950
Avolta AG (2)*(a) 1,320 77,853
BKW AG (2)(a) 66 13,999
Clariant AG (Registered) (2)*(a) 3,801 34,001
Flughafen Zurich AG (Registered)
(2)(a) 393 124,410
Galderma Group AG (2)(a) 387 78,806
Galenica AG (a)(b) 116 14,308
Geberit AG (Registered) (2)(a) 63 48,927
Givaudan SA (Registered) (2)(a) 69 272,982
Kuehne + Nagel International AG
(Registered) (2)(a) 1,058 226,894
SGS SA (Registered) (a) 1,692 194,085
Sika AG (Registered) (2)(a) 1,148 233,073
Sonova Holding AG (Registered)
(2)(a) 454 117,435
Swatch Group AG (The) (2)(a) 292 61,395
Swissquote Group Holding SA
(Registered) (2)(a) 50 30,357
TE Connectivity plc (a) 570 129,681
Temenos AG (Registered) (2)(a) 767 76,280
Zurich Insurance Group AG (2)(a) 245 185,392
2,293,643
United Kingdom - 8 .2%
Admiral Group plc (2)(a) 622 26,608
B&M European Value Retail SA (2)
(a) 10,238 23,209
Barclays plc (2)(a) 80,612 516,009
Burberry Group plc (2)*(a) 12,517 212,840
Centrica plc (2)(a) 29,802 67,950
CK Hutchison Holdings Ltd. (2)(a) 5,000 33,992
Compass Group plc (2)(a) 11,355 359,784
easyJet plc (2)(a) 4,610 31,624
Games Workshop Group plc (2)(a) 184 46,811
Hiscox Ltd. (2)(a) 4,619 88,319
Howden Joinery Group plc (2)(a) 5,457 61,072
ICG plc (2)(a) 493 13,595
InterContinental Hotels Group plc
(2)(a) 1,940 272,626
International Consolidated Airlines
Group SA (2)(a) 37,178 206,428
Intertek Group plc (2)(a) 127 7,876
Investec plc (2)(a) 1,581 11,736
ITV plc (2)(a) 51,193 56,464
JD Sports Fashion plc (2)(a) 1 1
Kingfisher plc (2)(a) 48,407 203,772
Lloyds Banking Group plc (2)(a) 336,850 445,556
NatWest Group plc (2)(a) 47,281 414,762
Next plc (2)(a) 203 37,372
Pennon Group plc (2)(a) 2,268 16,074
Persimmon plc (2)(a) 4,332 79,184
Rolls-Royce Holdings plc (2)(a) 33,036 510,925
RS GROUP plc (2)(a) 1,639 13,742
TechnipFMC plc (a) 10,204 454,690
Tesco plc (2)(a) 21,824 129,784

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.2% (continued)
Vodafone Group plc (2)(a) 88,333 117,749
4,460,554
United States - 141 .5%
3M Co. (a) 539 86,294
Accenture plc, Class A (a) 1,079 289,496
Acuity, Inc. (a) 44 15,842
Adobe, Inc. *(a) 1,053 368,539
ADT, Inc. (a) 31,976 258,046
Aflac, Inc. (a)(c) 2,581 284,607
AGCO Corp. (a)(c) 514 53,620
Air Lease Corp., Class A (a) 2,178 139,893
Airbnb, Inc., Class A *(a) 3,289 446,383
Akamai Technologies, Inc. *(a)(c) 3,410 297,523
Albemarle Corp. (a)(c) 505 71,427
Alcoa Corp. (a) 773 41,077
Align Technology, Inc. *(a) 1,349 210,646
Allison Transmission Holdings, Inc.
(a) 2,135 209,017
Allstate Corp. (The) (a) 450 93,668
Alnylam Pharmaceuticals, Inc. *(a)
(c) 399 158,662
Amazon.com, Inc. *(a) 523 120,719
Amdocs Ltd. (a) 1,390 111,909
Amentum Holdings, Inc. *(a)(c) 1,986 57,594
American Electric Power Co., Inc.
(a) 1,035 119,346
American Financial Group, Inc. (a)
(c) 92 12,575
American International Group, Inc.
(a)(c) 3,410 291,726
American Tower Corp., REIT (a) 1,537 269,851
Ameriprise Financial, Inc. (a) 583 285,868
Analog Devices, Inc. (a) 307 83,258
Antero Resources Corp. *(a)(c) 3,406 117,371
Aon plc, Class A (a) 503 177,499
AP Moller - Maersk A/S, Class B
(2)(a) 81 185,859
Applied Industrial Technologies,
Inc. (a) 391 100,397
AptarGroup, Inc. (a) 192 23,416
Aramark (a)(c) 10,199 375,935
Arch Capital Group Ltd. *(a) 3,846 368,908
Arista Networks, Inc. *(a)(c) 2,413 316,175
Armstrong World Industries, Inc. (a) 303 57,903
Arrow Electronics, Inc. *(a)(c) 1,923 211,876
ASGN, Inc. *(a)(c) 2,044 98,459
Ashland, Inc. (a)(c) 1,542 90,469
Assured Guaranty Ltd. (a)(c) 152 13,660
ATI, Inc. *(a) 213 24,444
Atlassian Corp., Class A *(a) 4,867 789,135
Autodesk, Inc. *(a) 456 134,981
AutoNation, Inc. *(a)(c) 628 129,669
AutoZone, Inc. *(a)(c) 23 78,005
Avient Corp. (a) 1,802 56,294
Avnet, Inc. (a) 1,276 61,350
Axis Capital Holdings Ltd. (a) 3,939 421,828
Ball Corp. (a) 990 52,440
Bank of America Corp. (a) 253 13,915
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
Bank of New York Mellon Corp.
(The) (a) 2,133 247,620
Bath & Body Works, Inc. (a) 12,530 251,602
Becton Dickinson & Co. (a)(c) 632 122,652
BellRing Brands, Inc. *(a)(c) 6,526 174,440
Best Buy Co., Inc. (a)(c) 6,864 459,408
Biogen, Inc. *(a)(c) 1,034 181,974
BioMarin Pharmaceutical, Inc. *(a) 5,541 329,302
Blackbaud, Inc. *(a)(c) 1,212 76,744
Booking Holdings, Inc. (a) 88 471,269
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 820 69,175
BorgWarner, Inc. (a) 6,636 299,018
Boston Beer Co., Inc. (The), Class
A *(a) 109 21,269
BP plc (2)(a) 89,131 519,809
Bright Horizons Family Solutions,
Inc. *(a) 1,870 189,618
Brighthouse Financial, Inc. *(a)(c) 120 7,775
Brink's Co. (The) (a) 454 52,995
Bristol-Myers Squibb Co. (a) 11,454 617,829
Broadridge Financial Solutions,
Inc. (a) 242 54,007
BRP, Inc. (a) 131 9,263
Brunswick Corp. (a)(c) 1,698 126,060
Burlington Stores, Inc. *(a) 742 214,327
Cabot Corp. (a)(c) 206 13,654
CACI International, Inc., Class A
*(a) 465 247,757
Caesars Entertainment, Inc. *(a)(c) 613 14,338
Camden Property Trust, REIT (a) 727 80,028
Capital One Financial Corp. (a) 2,176 527,375
CarMax, Inc. *(a)(c) 6,091 235,356
Carpenter Technology Corp. (a)(c) 430 135,381
Carrier Global Corp. (a)(c) 1,345 71,070
Caterpillar, Inc. (a) 92 52,704
Centene Corp. *(a) 18,750 771,563
Charles River Laboratories
International, Inc. *(a)(c) 374 74,606
Charter Communications, Inc.,
Class A *(a)(c) 1,334 278,473
Chemed Corp. (a)(c) 262 112,099
Cheniere Energy, Inc. (a) 1,637 318,216
Chewy, Inc., Class A *(a)(c) 7,710 254,816
Chipotle Mexican Grill, Inc., Class
A *(a) 8,030 297,110
Chubb Ltd. (a) 2,911 908,581
Ciena Corp. *(a)(c) 437 102,201
Cigna Group (The) (a) 491 135,138
Cincinnati Financial Corp. (a)(c) 110 17,965
Citigroup, Inc. (a) 1,504 175,502
Citizens Financial Group, Inc. (a) 3,910 228,383
Civitas Resources, Inc. (a)(c) 2,135 57,837
Cloudflare, Inc., Class A *(a)(c) 275 54,216
CME Group, Inc. (a) 459 125,344
CNA Financial Corp. (a) 2,463 117,584
CNH Industrial NV (a)(c) 27,142 250,249
CNO Financial Group, Inc. (a) 2,028 86,129
Coca-Cola Consolidated, Inc. (a) 824 126,319
Cognex Corp. (a)(c) 670 24,107

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
Cognizant Technology Solutions
Corp., Class A (a) 706 58,598
Columbia Sportswear Co. (a) 3,003 165,435
Comfort Systems USA, Inc. (a) 374 349,050
Commercial Metals Co. (a) 1,086 75,173
Conagra Brands, Inc. (a)(c) 5,063 87,641
Concentrix Corp. (a)(c) 75 3,119
Confluent, Inc., Class A *(a)(c) 4,575 138,348
ConocoPhillips (a)(c) 2,945 275,681
Cooper Cos., Inc. (The) *(a)(c) 1,746 143,102
COPT Defense Properties, REIT (a) 864 24,019
Corcept Therapeutics, Inc. *(a)(c) 536 18,653
Corebridge Financial, Inc. (a) 7,068 213,242
Crane Co. (a) 814 150,126
CRH plc (a)(c) 759 94,723
Crocs, Inc. *(a)(c) 167 14,282
Crowdstrike Holdings, Inc., Class
A *(a)(c) 146 68,439
Crown Castle, Inc., REIT (a)(c) 346 30,749
Crown Holdings, Inc. (a)(c) 3,241 333,726
CSX Corp. (a)(c) 2,986 108,243
Cummins, Inc. (a)(c) 97 49,514
Curtiss-Wright Corp. (a) 187 103,087
CVS Health Corp. (a)(c) 562 44,600
Danaher Corp. (a)(c) 1,120 256,390
Datadog, Inc., Class A *(a)(c) 199 27,062
Dayforce, Inc. *(a) 1,281 88,594
Delta Air Lines, Inc. (a) 2,217 153,860
Dexcom, Inc. *(a)(c) 433 28,738
Docusign, Inc., Class A *(a) 399 27,292
Dolby Laboratories, Inc., Class A
(a)(c) 678 43,541
Dollar General Corp. (a)(c) 3,979 528,292
DoubleVerify Holdings, Inc. *(a)(c) 4,853 55,518
Dover Corp. (a) 2,093 408,637
DR Horton, Inc. (a) 2,781 400,547
DraftKings, Inc., Class A *(a)(c) 9,434 325,096
DTE Energy Co. (a) 104 13,414
Duolingo, Inc., Class A *(a)(c) 1,132 198,666
DuPont de Nemours, Inc. (a)(c) 1,089 43,778
DXC Technology Co. *(a)(c) 2,556 37,445
East West Bancorp, Inc. (a) 1,200 134,868
Ecolab, Inc. (a)(c) 639 167,750
Edison International (a) 8,732 524,095
Edwards Lifesciences Corp. *(a) 1,419 120,970
Elastic NV *(a) 6,376 481,005
Elevance Health, Inc. (a) 619 216,990
elf Beauty, Inc. *(a)(c) 1,447 110,030
EMCOR Group, Inc. (a) 216 132,147
Encompass Health Corp. (a) 131 13,904
EnerSys (a) 450 66,038
EPR Properties, REIT (a) 651 32,485
Equifax, Inc. (a)(c) 90 19,528
Equinix, Inc., REIT (a)(c) 290 222,186
Esab Corp. (a)(c) 885 98,872
Evercore, Inc., Class A (a) 90 30,623
Everest Group Ltd. (a) 594 201,574
Eversource Energy (a)(c) 540 36,358
Exelixis, Inc. *(a) 8,229 360,677
ExlService Holdings, Inc. *(a)(c) 576 24,445
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
Expedia Group, Inc. (a)(c) 1,318 373,403
Extra Space Storage, Inc., REIT (a) 108 14,064
Exxon Mobil Corp. (a) 331 39,833
F&G Annuities & Life, Inc. 492 15,178
Federal Realty Investment Trust,
REIT (a)(c) 1,335 134,568
Federated Hermes, Inc., Class B
(a)(c) 324 16,871
FedEx Corp. (a) 2,175 628,271
Ferguson Enterprises, Inc. (a) 220 48,979
Fidelity National Financial, Inc. (a) 8,210 448,184
Fidelity National Information
Services, Inc. (a)(c) 907 60,279
Fifth Third Bancorp (a)(c) 1,607 75,224
First American Financial Corp. (a) 1,887 115,937
First Hawaiian, Inc. (a) 4,604 116,481
FirstCash Holdings, Inc. (a) 995 158,583
Five Below, Inc. *(a)(c) 1,073 202,110
Flowserve Corp. (a)(c) 976 67,715
Fluor Corp. *(a) 3,817 151,268
FNB Corp. (a)(c) 3,038 51,950
Ford Motor Co. (a) 25,094 329,233
Franklin Resources, Inc. (a)(c) 544 12,996
Freeport-McMoRan, Inc. (a)(c) 4,757 241,608
Freshpet, Inc. *(a)(c) 2,013 122,652
Gap, Inc. (The) (a)(c) 6,303 161,357
Garmin Ltd. (a)(c) 253 51,321
Gartner, Inc. *(a)(c) 1,857 468,484
Gates Industrial Corp. plc *(a) 932 20,010
GE Aerospace (a)(c) 319 98,262
GE HealthCare Technologies, Inc.
(a) 807 66,190
GE Vernova, Inc. (a) 179 116,989
General Dynamics Corp. (a) 849 285,824
General Mills, Inc. (a)(c) 7,318 340,287
General Motors Co. (a) 4,255 346,017
Genpact Ltd. (a) 9,219 431,265
GFL Environmental, Inc. (a) 2,290 98,370
Gitlab, Inc., Class A *(a)(c) 2,124 79,714
Glacier Bancorp, Inc. (a)(c) 600 26,430
GLOBALFOUNDRIES, Inc. *(a) 1,445 50,459
Globe Life, Inc. (a)(c) 359 50,210
GoDaddy, Inc., Class A *(a) 2,918 362,065
Goodyear Tire & Rubber Co. (The)
*(a)(c) 16,281 142,622
Graham Holdings Co., Class B (a) 22 24,169
Graphic Packaging Holding Co. (a)
(c) 20,836 313,790
Greif, Inc., Class A (a)(c) 1,540 104,258
GSK plc (2)(a) 10,753 263,634
Guidewire Software, Inc. *(a)(c) 43 8,643
H&R Block, Inc. (a) 3,490 152,094
Haemonetics Corp. *(a) 5,887 471,843
Halozyme Therapeutics, Inc. *(a)(c) 401 26,987
Hanover Insurance Group, Inc.
(The) (a) 503 91,933
Hartford Insurance Group, Inc.
(The) (a) 286 39,411
Hasbro, Inc. (a) 3,234 265,188
Hayward Holdings, Inc. *(a)(c) 1,230 19,004

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
HCA Healthcare, Inc. (a) 301 140,525
HealthEquity, Inc. *(a)(c) 3,611 330,804
Hilton Grand Vacations, Inc. *(a)(c) 2,474 110,712
Hilton Worldwide Holdings, Inc. (a) 162 46,535
Holcim AG (2)(a) 4,014 390,764
Hologic, Inc. *(a)(c) 181 13,483
Home BancShares, Inc. (a)(c) 1,766 49,059
Host Hotels & Resorts, Inc., REIT
(a)(c) 4,863 86,221
HP, Inc. (a) 2,939 65,481
HubSpot, Inc. *(a)(c) 1,025 411,333
Humana, Inc. (a)(c) 178 45,591
Huntington Bancshares, Inc. (a)(c) 5,057 87,739
Huntington Ingalls Industries, Inc.
(a)(c) 957 325,447
Illinois Tool Works, Inc. (a) 315 77,585
Illumina, Inc. *(a)(c) 1,771 232,284
Incyte Corp. *(a)(c) 1,956 193,194
Ingredion, Inc. (a)(c) 484 53,366
Insulet Corp. *(a)(c) 219 62,249
International Bancshares Corp. (a)
(c) 297 19,733
International Business Machines
Corp. (a)(c) 650 192,537
International Flavors & Fragrances,
Inc. (a)(c) 3,236 218,074
Invesco Ltd. (a)(c) 2,032 53,381
IQVIA Holdings, Inc. *(a)(c) 1,176 265,082
Iron Mountain, Inc., REIT (a) 182 15,097
ITT, Inc. (a) 762 132,215
J M Smucker Co. (The) (a)(c) 166 16,236
Jacobs Solutions, Inc. (a)(c) 332 43,977
Janus Henderson Group plc (a) 1,020 48,521
Jazz Pharmaceuticals plc *(a)(c) 630 107,100
JB Hunt Transport Services, Inc. (a) 2,969 576,995
Jefferies Financial Group, Inc. (a)(c) 1,955 121,151
Johnson & Johnson (a) 614 127,067
Jones Lang LaSalle, Inc. *(a) 588 197,844
KB Home (a) 1,100 62,051
Kemper Corp. (a) 2,074 84,080
Keurig Dr Pepper, Inc. (a)(c) 11,269 315,645
Kimco Realty Corp., REIT (a)(c) 674 13,662
Kinder Morgan, Inc. (a)(c) 6,356 174,726
Kirby Corp. *(a)(c) 515 56,743
Kyndryl Holdings, Inc. *(a)(c) 6,788 180,289
Lam Research Corp. (a) 556 95,176
Lamar Advertising Co., Class A,
REIT (a)(c) 788 99,745
Landstar System, Inc. (a) 587 84,352
Las Vegas Sands Corp. (a) 6,843 445,411
Leidos Holdings, Inc. (a) 291 52,496
Leonardo DRS, Inc. (a) 2,127 72,509
Lincoln Electric Holdings, Inc. (a) 442 105,921
Lithia Motors, Inc., Class A (a)(c) 105 34,895
Littelfuse, Inc. (a)(c) 223 56,401
LivaNova plc *(a) 614 37,779
Lockheed Martin Corp. (a) 715 345,824
Lowe's Cos., Inc. (a) 1,117 269,376
Lyft, Inc., Class A *(a)(c) 8,599 166,563
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
LyondellBasell Industries NV, Class
A (a)(c) 3,131 135,572
Macy's, Inc. (a) 4,584 101,077
Manhattan Associates, Inc. *(a) 1,857 321,837
MarketAxess Holdings, Inc. (a)(c) 2,004 363,225
Marsh & McLennan Cos., Inc. (a)(c) 375 69,570
Marvell Technology, Inc. (a)(c) 504 42,830
Matador Resources Co. (a)(c) 3,501 148,582
Match Group, Inc. (a) 1,332 43,010
Mattel, Inc. *(a) 10,434 207,011
Medical Properties Trust, Inc., REIT
(a)(c) 15,342 76,710
Medpace Holdings, Inc. *(a)(c) 593 333,058
Medtronic plc (a) 1,690 162,341
Merck & Co., Inc. (a) 4,173 439,250
Meta Platforms, Inc., Class A (a) 146 96,373
MetLife, Inc. (a) 3,399 268,317
MGIC Investment Corp. (a) 10,519 307,365
MGM Resorts International *(a)(c) 10,280 375,117
Micron Technology, Inc. (a) 1,018 290,547
Microsoft Corp. (a) 411 198,768
Mohawk Industries, Inc. *(a) 951 103,944
MongoDB, Inc., Class A *(a)(c) 506 212,363
Morningstar, Inc. (a) 649 141,034
Mosaic Co. (The) (a) 7,737 186,384
MSCI, Inc., Class A (a)(c) 317 181,872
Mueller Industries, Inc. (a)(c) 3,253 373,444
Murphy USA, Inc. (a) 466 188,040
Nasdaq, Inc. (a)(c) 1,559 151,426
Natera, Inc. *(a)(c) 1,578 361,504
National Fuel Gas Co. (a) 345 27,621
Nestle SA (Registered) (2)(a) 1,696 168,343
Neurocrine Biosciences, Inc. *(a) 1,815 257,421
New York Times Co. (The), Class
A (a) 4,254 295,313
NewMarket Corp. (a) 27 18,556
Newmont Corp. (a) 1,467 146,480
Nexstar Media Group, Inc., Class
A (a)(c) 169 34,315
Northern Trust Corp. (a) 1,239 169,235
Northwestern Energy Group, Inc.
(a) 492 31,754
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 21,681 483,920
NOV, Inc. (a)(c) 803 12,551
Novartis AG (Registered) (2)(a) 6,130 844,689
Nucor Corp. (a) 175 28,544
Nutanix, Inc., Class A *(a)(c) 9,891 511,266
NVIDIA Corp. (a) 1,051 196,012
NVR, Inc. *(a) 12 87,513
Occidental Petroleum Corp. (a)(c) 1,017 41,819
Okta, Inc., Class A *(a)(c) 185 15,997
Old Republic International Corp. (a) 4,500 205,380
Omega Healthcare Investors, Inc.,
REIT (a) 583 25,850
Omnicom Group, Inc. (a) 4,389 354,412
ON Semiconductor Corp. *(a)(c) 602 32,598
OneMain Holdings, Inc. (a) 1,694 114,430
Option Care Health, Inc. *(a)(c) 2,487 79,236
Oracle Corp. (a)(c) 196 38,202

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
O'Reilly Automotive, Inc. *(a) 3,158 288,041
Organon & Co. (a) 4,621 33,133
Otis Worldwide Corp. (a)(c) 1,400 122,290
Ovintiv, Inc. (a) 4,767 186,819
PACCAR, Inc. (a)(c) 1,581 173,135
Packaging Corp. of America (a)(c) 703 144,980
Palantir Technologies, Inc., Class
A *(a)(c) 1,851 329,015
Palo Alto Networks, Inc. *(a)(c) 1,527 281,273
Paylocity Holding Corp. *(a) 246 37,515
PayPal Holdings, Inc. (a) 3,250 189,735
PBF Energy, Inc., Class A (a)(c) 1,654 44,856
Penn Entertainment, Inc. *(a)(c) 7,431 109,607
Penske Automotive Group, Inc. (a)
(c) 544 86,110
Pentair plc (a) 567 59,047
PepsiCo, Inc. (a) 2,760 396,115
Pfizer, Inc. (a) 2,490 62,001
PG&E Corp. (a) 60,920 978,984
Philip Morris International, Inc. (a)
(c) 3,578 573,911
Phillips 66 (a) 2,170 280,017
Pinnacle Financial Partners, Inc. (a) 5,989 571,410
PNC Financial Services Group, Inc.
(The) (a)(c) 3,029 632,243
Polaris, Inc. (a) 1,587 100,378
Popular, Inc. 601 74,837
Portland General Electric Co. (a) 2,684 128,805
Primerica, Inc. (a)(c) 179 46,246
Principal Financial Group, Inc. (a) 2,764 243,812
Prologis, Inc., REIT (a)(c) 1,404 179,235
Prosperity Bancshares, Inc. (a) 4,924 340,298
Prudential Financial, Inc. (a)(c) 790 89,175
Public Storage, REIT (a)(c) 991 257,165
Pure Storage, Inc., Class A *(a)(c) 358 23,990
QUALCOMM, Inc. (a) 77 13,171
Ralliant Corp. (a)(c) 873 44,444
Ralph Lauren Corp., Class A (a) 272 96,182
Range Resources Corp. (a)(c) 1,313 46,296
Rayonier, Inc., REIT (a)(c) 69 1,494
Regency Centers Corp., REIT (a)(c) 2,083 143,789
Regeneron Pharmaceuticals, Inc.
(a) 493 380,532
Regions Financial Corp. (a)(c) 4,256 115,338
Reinsurance Group of America,
Inc. (a) 1,909 388,405
RenaissanceRe Holdings Ltd. 923 259,511
Reynolds Consumer Products, Inc.
(a) 5,966 136,741
Robinhood Markets, Inc., Class A
*(a)(c) 494 55,871
ROBLOX Corp., Class A *(a)(c) 4,717 382,219
Roche Holding AG (2)(a) 320 132,150
Roku, Inc., Class A *(a) 2,799 303,664
Roper Technologies, Inc. (a) 749 333,402
Ross Stores, Inc. (a)(c) 938 168,971
Royalty Pharma plc, Class A (a)(c) 2,085 80,564
RPM International, Inc. (a) 335 34,840
Rubrik, Inc., Class A *(a) 295 22,562
Ryder System, Inc. (a) 934 178,758
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
Sabra Health Care REIT, Inc., REIT
(a)(c) 3,514 66,555
Saia, Inc. *(a)(c) 210 68,569
Salesforce, Inc. (a) 953 252,459
Sandisk Corp. *(a) 445 105,634
Sanofi SA (2)(a) 1,266 122,492
Sarepta Therapeutics, Inc. *(a)(c) 2,556 55,005
SBA Communications Corp., REIT
(a)(c) 522 100,970
Science Applications International
Corp. (a)(c) 465 46,807
Seagate Technology Holdings plc
(a)(c) 545 150,088
Selective Insurance Group, Inc. (a) 5,003 418,601
SentinelOne, Inc., Class A *(a)(c) 5,426 81,390
ServiceNow, Inc. *(a) 2,050 314,040
Silicon Laboratories, Inc. *(a)(c) 511 66,788
Simon Property Group, Inc., REIT
(a)(c) 1,001 185,295
Simpson Manufacturing Co., Inc.
(a)(c) 211 34,070
Smurfit WestRock plc (a)(c) 8,864 342,771
Snap, Inc., Class A *(a)(c) 9,693 78,223
Snowflake, Inc., Class A *(a)(c) 1,072 235,154
SOUTHSTATE BANK Corp. (a)(c) 691 65,030
Sprouts Farmers Market, Inc. *(a)(c) 661 52,662
SS&C Technologies Holdings, Inc.
(a) 2,203 192,586
State Street Corp. (a)(c) 414 53,410
STERIS plc (a) 926 234,760
Stifel Financial Corp. (a) 3,017 377,789
Synchrony Financial (a) 516 43,050
T. Rowe Price Group, Inc. (a)(c) 128 13,105
Take-Two Interactive Software, Inc.
*(a)(c) 574 146,961
Tapestry, Inc. (a)(c) 2,632 336,291
Target Corp. (a) 1,067 104,299
Taylor Morrison Home Corp., Class
A *(a) 3,236 190,503
TD SYNNEX Corp. (a) 624 93,744
Teleflex, Inc. (a) 2,428 296,313
Tenet Healthcare Corp. *(a) 2,071 411,549
Teradata Corp. *(a)(c) 1,259 38,324
Teradyne, Inc. (a)(c) 301 58,262
Texas Capital Bancshares, Inc. *(a)
(c) 2,487 225,173
Texas Pacific Land Corp. (a)(c) 273 78,411
Texas Roadhouse, Inc., Class A (a) 1,394 231,404
Textron, Inc. (a) 2,514 219,145
TJX Cos., Inc. (The) (a) 4,802 737,635
Toll Brothers, Inc. (a)(c) 1,107 149,689
Toro Co. (The) (a) 1,251 98,479
Tradeweb Markets, Inc., Class A
(a)(c) 1,478 158,944
Trane Technologies plc (a) 127 49,428
TransUnion (a)(c) 233 19,980
Travel + Leisure Co. (a)(c) 1,350 95,216
Travelers Cos., Inc. (The) (a) 642 186,219
Trex Co., Inc. *(a) 4,736 166,139
Truist Financial Corp. (a)(c) 1,463 71,994

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 141.5% (continued)
Tyson Foods, Inc., Class A (a) 7,529 441,350
Uber Technologies, Inc. *(a)(c) 1,177 96,173
U-Haul Holding Co. (a) 489 22,856
Union Pacific Corp. (a) 862 199,398
United Airlines Holdings, Inc. *(a) 972 108,689
United Parcel Service, Inc., Class
B (a) 3,876 384,460
United Therapeutics Corp. *(a) 556 270,911
Universal Health Services, Inc.,
Class B (a) 231 50,363
Unum Group (a) 2,324 180,110
Valmont Industries, Inc. (a)(c) 81 32,588
Veeva Systems, Inc., Class A *(a) 924 206,265
Ventas, Inc., REIT (a)(c) 3,789 293,193
Veralto Corp. (a) 1,412 140,889
VeriSign, Inc. (a) 1,529 371,471
Verisk Analytics, Inc., Class A (a) 283 63,304
Verizon Communications, Inc. (a) 4,083 166,301
Vertex Pharmaceuticals, Inc. *(a) 232 105,180
Vertiv Holdings Co., Class A (a) 569 92,184
VF Corp. (a)(c) 5,014 90,653
Viatris, Inc. (a) 3,627 45,156
Viking Holdings Ltd. *(a)(c) 4,811 343,554
Visteon Corp. (a)(c) 135 12,839
Voya Financial, Inc. (a) 1,180 87,898
Walmart, Inc. (a) 7,987 889,832
Watts Water Technologies, Inc.,
Class A (a)(c) 87 24,014
Weatherford International plc (a) 609 47,660
Wendy's Co. (The) (a)(c) 18,078 150,590
WESCO International, Inc. (a)(c) 320 78,285
West Pharmaceutical Services,
Inc. (a) 481 132,342
Western Digital Corp. (a)(c) 467 80,450
Westinghouse Air Brake
Technologies Corp. (a) 1,477 315,266
Williams Cos., Inc. (The) (a)(c) 485 29,153
Woodward, Inc. (a) 131 39,604
Workday, Inc., Class A *(a)(c) 446 95,792
Xylem, Inc. (a) 261 35,543
Zimmer Biomet Holdings, Inc. (a)(c) 476 42,802
Zions Bancorp NA (a) 2,212 129,490
Zoom Communications, Inc., Class
A *(a) 3,273 282,427
Zscaler, Inc. *(a)(c) 162 36,437
77,484,026
TOTAL COMMON STOCKS
(Cost $115,741,484) 123,746,097
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference) (2)(a)
(Cost $97,699) 782 95,434
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 64.3%
INVESTMENT COMPANIES - 31 .9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 2,668,110 2,668,110
Limited Purpose Cash Investment
Fund, 3.78% (d) 14,762,931 14,762,931
TOTAL INVESTMENT COMPANIES
(Cost $17,431,023) 17,431,041
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 32 .4%
U.S. Treasury Bills
3.95%, 2/19/2026 (2)(f) $ 1,000,000 995,249
3.71%, 4/30/2026 (2)(f) 2,845,000 2,812,117
3.77%, 5/7/2026 (2)(f) 5,092,000 5,029,530
3.76%, 5/14/2026 (2)(f) 3,421,000 3,377,157
3.78%, 5/21/2026 (2)(f) 900,000 887,826
3.70%, 6/4/2026 (2)(f) 2,593,000 2,554,610
3.56%, 6/18/2026 (2)(f) 2,156,000 2,121,015
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,766,416) 17,777,504
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,197,439) 35,208,545
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 5,476,400
Expiration Date: 6/18/2026 (2) 8 126,117
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 3,487,587 14,420
TOTAL PURCHASED OPTIONS
(Cost $158,877) 140,537
TOTAL LONG POSITIONS
(Cost $151,195,499) 159,190,613
SHARES
SHORT POSITIONS - (225.3)%
COMMON STOCKS - (224.8)%
Australia - ( 6 .4 ) %
ALS Ltd. (2) (3,293) (48,241)
Ampol Ltd. (2) (4,222) (89,732)
Atlas Arteria Ltd. (2) (7,945) (25,841)
Aurizon Holdings Ltd. (2) (17,293) (42,079)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (6.4)% (continued)
Cleanaway Waste Management
Ltd. (2) (13,072) (22,537)
Cochlear Ltd. (2) (1,166) (202,440)
Coles Group Ltd. (2) (11,101) (158,670)
Commonwealth Bank of Australia
(2) (2,648) (282,645)
Computershare Ltd. (2) (677) (15,343)
CSL Ltd. (2) (1,630) (187,583)
Domino's Pizza Enterprises Ltd. (2) (439) (6,139)
Endeavour Group Ltd. (2) (2,401) (5,854)
Insurance Australia Group Ltd. (2) (2,576) (13,671)
Lendlease Corp. Ltd. (2) (3,964) (13,697)
Macquarie Group Ltd. (2) (1,969) (266,071)
Medibank Pvt Ltd. (2) (6,044) (19,289)
National Australia Bank Ltd. (2) (3,988) (112,130)
New Hope Corp. Ltd. (2) (7,219) (19,366)
NEXTDC Ltd. (2) (15,267) (127,113)
Qantas Airways Ltd. (2) (9,238) (63,822)
Ramsay Health Care Ltd. (2) (6,629) (151,576)
REA Group Ltd. (2) (45) (5,486)
Reece Ltd. (2) (3,639) (32,392)
Rio Tinto plc (2) (3,314) (266,946)
Santos Ltd. (2) (11,761) (48,305)
SGH Ltd. (2) (1,138) (35,123)
Sonic Healthcare Ltd. (2) (3,202) (48,212)
Telix Pharmaceuticals Ltd. (2) (17,517) (130,947)
Transurban Group (2) (1,367) (12,937)
Treasury Wine Estates Ltd. (2) (54,341) (189,617)
Washington H Soul Pattinson & Co.
Ltd. (2) (4,532) (112,137)
WiseTech Global Ltd. (2) (5,048) (229,505)
Woodside Energy Group Ltd. (2) (15,524) (242,060)
Woolworths Group Ltd. (2) (15,310) (299,540)
(3,527,046)
Belgium - ( 0 .3 ) %
Anheuser-Busch InBev SA/NV (2) (539) (34,594)
D'ieteren Group (2) (410) (73,849)
Groupe Bruxelles Lambert NV (2) (124) (11,027)
Lotus Bakeries NV (2) (4) (36,818)
(156,288)
Canada - ( 7 .2 ) %
Algonquin Power & Utilities Corp. (5,890) (36,218)
AltaGas Ltd. (42) (1,281)
AtkinsRealis Group, Inc. (1,314) (84,821)
Bank of Montreal (1,780) (231,165)
BCE, Inc. (19,172) (457,317)
Bombardier, Inc., Class B (562) (95,608)
Brookfield Asset Management Ltd.,
Class A (991) (51,913)
Brookfield Corp., Class A (3,416) (156,844)
Brookfield Renewable Corp. (219) (8,401)
CAE, Inc. (3,426) (104,187)
Cameco Corp. (2,072) (189,726)
Canadian Imperial Bank of
Commerce (1,441) (130,635)
Canadian Pacific Kansas City Ltd. (262) (19,289)
Canadian Tire Corp. Ltd., Class A (428) (54,239)
Capital Power Corp. (211) (9,001)
INVESTMENTS SHARES VALUE ($)
Canada - (7.2)% (continued)
Capstone Copper Corp. (1,014) (10,180)
Cenovus Energy, Inc. (3,372) (57,046)
Dollarama, Inc. (200) (29,892)
Element Fleet Management Corp. (653) (17,151)
Emera, Inc. (1) (49)
Enbridge, Inc. (2,597) (124,273)
Equinox Gold Corp. (2,580) (36,260)
Finning International, Inc. (1,411) (76,453)
Franco-Nevada Corp. (435) (90,169)
Gildan Activewear, Inc. (908) (56,754)
Hydro One Ltd. (b) (4,161) (165,646)
IGM Financial, Inc. (317) (14,275)
Keyera Corp. (4,039) (129,479)
Nutrien Ltd. (703) (43,392)
Open Text Corp. (5,255) (171,140)
Pembina Pipeline Corp. (2,084) (79,394)
RB Global, Inc. (952) (98,013)
Restaurant Brands International,
Inc. (2,680) (182,878)
Rogers Communications, Inc.,
Class B (13,123) (495,356)
Shopify, Inc., Class A (886) (142,659)
Thomson Reuters Corp. (544) (71,790)
West Fraser Timber Co. Ltd. (175) (10,706)
Whitecap Resources, Inc. (20,862) (174,794)
WSP Global, Inc. (98) (17,744)
(3,926,138)
Chile - ( 0 .3 ) %
Lundin Mining Corp. (8,108) (174,264)
China - ( 0 .2 ) %
Yangzijiang Shipbuilding Holdings
Ltd. (2) (32,200) (86,988)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (2,784) (31,662)
Denmark - ( 2 .4 ) %
Carlsberg A/S, Class B (2) (524) (68,583)
Coloplast A/S, Class B (2) (440) (37,724)
Demant A/S (2) (1,829) (61,627)
DSV A/S (2) (2,158) (543,507)
Novo Nordisk A/S, Class B (2) (7,654) (388,199)
Novonesis Novozymes, Class B (2) (2,568) (164,302)
ROCKWOOL A/S, Class B (2) (107) (3,759)
Tryg A/S (2) (1,803) (47,151)
(1,314,852)
Finland - ( 0 .4 ) %
Elisa OYJ (2) (811) (35,940)
Fortum OYJ (2) (6,257) (132,873)
Kesko OYJ, Class B (2) (944) (21,301)
Konecranes OYJ (2) (136) (14,893)
Metso OYJ (2) (1,656) (28,813)
Orion OYJ, Class B (2) (96) (7,162)
(240,982)
France - ( 7 .1 ) %
Accor SA (2) (3,567) (201,095)
Air Liquide SA (2) (1,045) (196,412)
Airbus SE (2) (1,322) (306,999)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (7.1)% (continued)
Amundi SA (2)(b) (491) (40,581)
AXA SA (2) (755) (36,226)
BioMerieux (2) (1,122) (145,181)
Bollore SE (2) (2,248) (12,634)
Capgemini SE (2) (537) (89,168)
Cie de Saint-Gobain SA (2) (1,633) (166,063)
Cie Generale des Etablissements
Michelin SCA (2) (7,243) (240,078)
Danone SA (2) (2,390) (215,576)
Dassault Systemes SE (2) (4,261) (119,045)
Engie SA (2) (6,336) (166,443)
EssilorLuxottica SA (2) (2,275) (719,349)
FDJ UNITED (2) (1,529) (42,324)
Getlink SE (2) (2,217) (40,924)
L'Oreal SA (2) (512) (219,810)
Pernod Ricard SA (2) (3,434) (294,040)
Publicis Groupe SA (2) (1,765) (183,291)
Remy Cointreau SA (2) (882) (37,783)
Renault SA (2) (1,521) (62,958)
Sodexo SA (2) (1,793) (91,866)
SPIE SA (2) (1,289) (74,313)
Technip Energies NV (2) (532) (20,260)
Teleperformance SE (2) (1,747) (126,430)
Veolia Environnement SA (2) (397) (13,815)
(3,862,664)
Germany - ( 4 .5 ) %
BASF SE (2) (5,002) (263,198)
Bayerische Motoren Werke AG (2) (131) (14,205)
Beiersdorf AG (2) (1,103) (121,128)
Carl Zeiss Meditec AG (2) (792) (36,808)
CTS Eventim AG & Co. KGaA (2) (1,813) (165,966)
Deutsche Bank AG (Registered) (2) (3,903) (150,418)
Deutsche Post AG (2) (318) (17,339)
Hannover Rueck SE (2) (104) (32,363)
Heidelberg Materials AG (2) (919) (238,257)
Hensoldt AG (2) (142) (12,162)
Infineon Technologies AG (2) (1,703) (74,304)
Knorr-Bremse AG (2) (184) (20,413)
Merck KGaA (2) (2,118) (302,288)
MTU Aero Engines AG (2) (264) (109,435)
Rheinmetall AG (2) (8) (14,595)
SAP SE (2) (2,276) (552,997)
Siemens AG (Registered) (2) (275) (77,021)
Siemens Healthineers AG (2)(b) (629) (32,971)
Symrise AG, Class A (2) (1,047) (84,830)
TeamViewer SE (2)(b) (8,624) (60,718)
Zalando SE (2)(b) (3,486) (102,862)
(2,484,278)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (1,139) (17,521)
Italy - ( 3 .8 ) %
Azimut Holding SpA (2) (2,559) (106,602)
BPER Banca SpA (2) (14,907) (201,431)
Brunello Cucinelli SpA (2) (2,118) (242,930)
Coca-Cola HBC AG (2) (705) (36,472)
DiaSorin SpA (2) (442) (35,474)
Enel SpA (2) (25,365) (263,728)
INVESTMENTS SHARES VALUE ($)
Italy - (3.8)% (continued)
ERG SpA (2) (987) (25,395)
Ferrari NV (2) (817) (303,609)
Infrastrutture Wireless Italiane SpA
(2)(b) (7,102) (65,723)
Italgas SpA (2) (17,880) (199,426)
Prysmian SpA (2) (5,139) (512,654)
Terna - Rete Elettrica Nazionale (2) (7,446) (79,216)
(2,072,660)
Japan - ( 29 .5 ) %
Allegro MicroSystems, Inc. (1,192) (31,445)
Asics Corp. (2) (10,000) (240,065)
Azbil Corp. (2) (12,100) (110,040)
Bandai Namco Holdings, Inc. (2) (1,500) (39,924)
Bridgestone Corp. (2) (4,800) (107,997)
Capcom Co. Ltd. (2) (3,800) (88,270)
Chiba Bank Ltd. (The) (2) (14,100) (157,361)
Chugai Pharmaceutical Co. Ltd. (2) (13,800) (723,971)
CyberAgent, Inc. (2) (4,000) (34,084)
Daifuku Co. Ltd. (2) (10,300) (324,200)
Daiwa Securities Group, Inc. (2) (2,500) (21,909)
East Japan Railway Co. (2) (10,500) (276,747)
Ebara Corp. (2) (4,100) (96,636)
Fast Retailing Co. Ltd. (2) (900) (326,329)
Fuji Electric Co. Ltd. (2) (800) (60,668)
FUJIFILM Holdings Corp. (2) (2,500) (53,046)
Hankyu Hanshin Holdings, Inc. (2) (2,500) (62,877)
Hikari Tsushin, Inc. (2) (400) (112,080)
Hirose Electric Co. Ltd. (2) (100) (11,066)
Hitachi Construction Machinery Co.
Ltd. (2) (6,000) (177,358)
Ibiden Co. Ltd. (2) (10,800) (466,473)
Idemitsu Kosan Co. Ltd. (2) (17,400) (131,740)
Isuzu Motors Ltd. (2) (900) (14,046)
ITOCHU Corp. (2) (37,000) (467,562)
Japan Post Insurance Co. Ltd. (2) (2,500) (75,184)
Kawasaki Kisen Kaisha Ltd. (2) (15,800) (219,940)
KDDI Corp. (2) (7,900) (136,731)
Keisei Electric Railway Co. Ltd. (2) (3,500) (28,732)
Keyence Corp. (2) (700) (253,208)
Kikkoman Corp. (2) (20,700) (187,969)
Kinden Corp. (2) (400) (17,351)
Kobe Bussan Co. Ltd. (2) (200) (4,814)
Kokusai Electric Corp. (2) (5,700) (199,341)
Konami Group Corp. (2) (400) (54,323)
Kubota Corp. (2) (20,600) (291,916)
Kyocera Corp. (2) (13,700) (192,056)
Kyowa Kirin Co. Ltd. (2) (4,700) (75,645)
Lasertec Corp. (2) (1,100) (209,597)
M3, Inc. (2) (36,200) (486,992)
Makita Corp. (2) (3,500) (106,081)
McDonald's Holdings Co. Japan
Ltd. (2) (600) (24,448)
MEIJI Holdings Co. Ltd. (2) (10,300) (228,921)
Mitsubishi HC Capital, Inc. (2) (9,400) (78,633)
Mitsubishi UFJ Financial Group,
Inc. (2) (3,700) (58,723)
Mitsui Kinzoku Co. Ltd. (2) (600) (67,672)
Mitsui OSK Lines Ltd. (2) (4,700) (141,303)
MonotaRO Co. Ltd. (2) (7,500) (119,424)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (29.5)% (continued)
NIDEC Corp. (2) (15,900) (215,890)
Nintendo Co. Ltd. (2) (2,800) (189,041)
Nippon Paint Holdings Co. Ltd. (2) (37,000) (247,742)
Nippon Sanso Holdings Corp. (2) (6,500) (194,182)
Nissan Motor Co. Ltd. (2) (67,100) (166,739)
Nissin Foods Holdings Co. Ltd. (2) (11,400) (211,905)
Nitori Holdings Co. Ltd. (2) (3,000) (52,362)
Nitto Denko Corp. (2) (14,700) (350,003)
Nomura Research Institute Ltd. (2) (500) (19,027)
NTT, Inc. (2) (211,100) (213,104)
Olympus Corp. (2) (33,900) (429,827)
Oriental Land Co. Ltd. (2) (14,900) (275,650)
Osaka Gas Co. Ltd. (2) (5,500) (191,108)
Otsuka Holdings Co. Ltd. (2) (2,100) (118,774)
Rakuten Bank Ltd. (2) (1,000) (44,149)
Resonac Holdings Corp. (2) (7,300) (304,377)
Ricoh Co. Ltd. (2) (8,900) (78,311)
Rohm Co. Ltd. (2) (5,100) (72,448)
Ryohin Keikaku Co. Ltd. (2) (5,700) (100,648)
Sanrio Co. Ltd. (2) (6,100) (190,870)
SCREEN Holdings Co. Ltd. (2) (10,000) (974,045)
Secom Co. Ltd. (2) (5,300) (188,331)
Seibu Holdings, Inc. (2) (1,200) (32,972)
Sekisui Chemical Co. Ltd. (2) (2,200) (36,998)
Sekisui House Ltd. (2) (6,300) (140,574)
SG Holdings Co. Ltd. (10,300) (94,261)
Skylark Holdings Co. Ltd. (2,600) (55,854)
SoftBank Corp. (2) (77,500) (106,404)
Sompo Holdings, Inc. (2) (8,700) (295,297)
Sumitomo Electric Industries Ltd.
(2) (3,400) (136,943)
Sumitomo Mitsui Financial Group,
Inc. (2) (500) (16,081)
Suzuki Motor Corp. (2) (26,500) (396,320)
Sysmex Corp. (2) (4,600) (45,173)
T&D Holdings, Inc. (2) (10,200) (235,448)
Takeda Pharmaceutical Co. Ltd. (2) (4,200) (130,474)
TIS, Inc. (2) (2,700) (90,708)
Toei Animation Co. Ltd. (2) (1,600) (27,714)
Toho Co. Ltd. (3,200) (163,023)
Tokio Marine Holdings, Inc. (2) (1,700) (62,842)
Toray Industries, Inc. (2) (18,500) (120,616)
Toyo Suisan Kaisha Ltd. (2) (2,600) (178,364)
Toyota Industries Corp. (2) (5,100) (578,169)
Trend Micro, Inc. (2) (3,800) (157,823)
Unicharm Corp. (21,500) (122,845)
West Japan Railway Co. (2) (5,300) (105,603)
Yakult Honsha Co. Ltd. (2) (11,000) (171,924)
Yamaha Motor Co. Ltd. (2) (47,800) (354,499)
Zensho Holdings Co. Ltd. (2) (400) (22,921)
ZOZO, Inc. (2) (7,000) (57,728)
(16,161,009)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (309) (37,599)
INVESTMENTS SHARES VALUE ($)
Luxembourg - ( 0 .4 ) %
ArcelorMittal SA (2) (4,292) (197,086)
CVC Capital Partners plc (2)(b) (501) (8,391)
(205,477)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (1,441) (64,255)
Netherlands - ( 1 .6 ) %
Aalberts NV (2) (222) (7,318)
Adyen NV (2)(b) (82) (132,231)
Arcadis NV (2) (57) (2,378)
ASML Holding NV (2) (111) (119,605)
Heineken Holding NV (2) (333) (24,385)
Koninklijke Ahold Delhaize NV (2) (6,200) (254,242)
Koninklijke KPN NV (2) (11,784) (55,063)
Koninklijke Vopak NV (2) (474) (21,121)
Magnum Ice Cream Co. NV (The) (582) (9,238)
NXP Semiconductors NV (683) (148,252)
SBM Offshore NV (2) (314) (9,034)
Universal Music Group NV (2) (1,272) (33,161)
Wolters Kluwer NV (2) (833) (86,279)
(902,307)
Norway - ( 0 .6 ) %
Aker BP ASA (2) (1,993) (50,714)
DNB Bank ASA (2) (3,247) (90,464)
Equinor ASA (2) (1,060) (24,997)
Mowi ASA (2) (3,471) (83,495)
Orkla ASA (2) (5,250) (58,463)
TOMRA Systems ASA (2) (929) (12,451)
Vend Marketplaces ASA (373) (10,361)
(330,945)
Portugal - ( 0 .4 ) %
Galp Energia SGPS SA (2) (9,453) (162,784)
Jeronimo Martins SGPS SA (2) (1,351) (32,149)
(194,933)
Singapore - ( 0 .6 ) %
CapitaLand Investment Ltd. (2) (10,800) (22,729)
Sea Ltd., ADR (391) (49,880)
Singapore Airlines Ltd. (2) (4,100) (20,356)
Singapore Technologies
Engineering Ltd. (2) (21,400) (139,830)
STMicroelectronics NV (2) (2,629) (68,709)
(301,504)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (3,124) (129,217)
Spain - ( 1 .9 ) %
Acciona SA (2) (428) (93,150)
Amadeus IT Group SA (2) (1,776) (131,444)
Cellnex Telecom SA (2)(b) (2,974) (95,768)
Endesa SA (4,493) (161,732)
Industria de Diseno Textil SA (2) (5,968) (393,677)
Redeia Corp. SA (2) (2,804) (49,986)
Telefonica SA (2) (21,957) (90,132)
(1,015,889)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 2 .8 ) %
AAK AB (2) (4,275) (121,914)
AddTech AB, Class B (2) (2,351) (82,799)
Assa Abloy AB, Class B (2) (4,729) (182,685)
Atlas Copco AB, Class A (2) (19,674) (350,248)
Axfood AB (2) (468) (14,736)
Elekta AB, Class B (2) (3,765) (23,025)
Epiroc AB, Class B (2) (103) (2,072)
EQT AB (2) (180) (7,032)
Getinge AB, Class B (2) (2,360) (55,719)
Hexagon AB, Class B (2) (10,338) (121,768)
Indutrade AB (2) (1,361) (35,278)
Lifco AB, Class B (2) (2,322) (88,001)
Nibe Industrier AB, Class B (2) (40,973) (156,615)
Securitas AB, Class B (2) (1,326) (21,088)
Skandinaviska Enskilda Banken AB,
Class A (2) (7,419) (156,420)
Svenska Cellulosa AB SCA, Class
B (2) (4,411) (58,498)
Tele2 AB, Class B (2) (1,946) (32,608)
Trelleborg AB, Class B (2) (323) (13,654)
(1,524,160)
Switzerland - ( 5 .9 ) %
Bachem Holding AG, Class B (2) (307) (22,996)
Banque Cantonale Vaudoise
(Registered) (2) (288) (36,409)
Barry Callebaut AG (Registered) (2) (107) (174,936)
Belimo Holding AG (Registered) (2) (21) (20,518)
Chocoladefabriken Lindt &
Spruengli AG (2) (2) (29,224)
Cie Financiere Richemont SA
(Registered) (2) (2,805) (604,902)
EMS-Chemie Holding AG
(Registered) (2) (45) (31,042)
Georg Fischer AG (Registered) (2) (1,072) (71,816)
Helvetia Baloise Holding AG (2) (107) (28,142)
Logitech International SA
(Registered) (2) (1,941) (197,047)
Lonza Group AG (Registered) (2) (285) (192,153)
Partners Group Holding AG (2) (472) (579,135)
Sandoz Group AG (2) (578) (41,966)
SIG Group AG (2) (1,136) (16,204)
Straumann Holding AG (Registered)
(2) (2,620) (306,026)
Swiss Life Holding AG (Registered)
(2) (82) (94,451)
Swisscom AG (Registered) (2) (465) (337,756)
Tecan Group AG (Registered) (2) (96) (15,413)
UBS Group AG (Registered) (2) (1,653) (76,327)
VAT Group AG (2)(b) (628) (301,503)
Ypsomed Holding AG (Registered)
(2) (118) (48,546)
(3,226,512)
Thailand - ( 0 .0 ) % †
Fabrinet (28) (12,748)
United Kingdom - ( 7 .6 ) %
Ashtead Group plc (2) (195) (13,295)
Associated British Foods plc (2) (8,796) (251,243)
AstraZeneca plc (2) (553) (102,338)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.6)% (continued)
Auto Trader Group plc (2)(b) (7,271) (57,364)
Aviva plc (2) (6,046) (55,593)
Babcock International Group plc (2) (1,216) (20,264)
BAE Systems plc (2) (2,675) (61,565)
Beazley plc (2) (1,803) (20,162)
Bellway plc (2) (552) (20,326)
BT Group plc (2) (89,059) (220,638)
Bunzl plc (2) (7,722) (215,629)
Convatec Group plc (2)(b) (16,669) (54,423)
Croda International plc (2) (2) (73)
DCC plc (2) (1,029) (64,105)
Diageo plc (2) (5,495) (118,406)
Diploma plc (2) (7) (498)
Halma plc (2) (1,042) (49,458)
HSBC Holdings plc (2) (39,919) (628,163)
Inchcape plc (336) (3,483)
Informa plc (2) (9,425) (111,830)
J Sainsbury plc (29,764) (130,391)
Legal & General Group plc (2) (15,341) (53,994)
M&G plc (2) (7,869) (30,294)
Man Group plc (2) (3,206) (9,846)
Marks & Spencer Group plc (2) (9,980) (44,411)
National Grid plc (2) (23,170) (355,393)
Pearson plc (2) (2,163) (30,583)
Rotork plc (2) (2,620) (11,469)
Schroders plc (2) (736) (4,023)
Severn Trent plc (2) (1) (38)
Smith & Nephew plc (2) (6,155) (102,364)
Smiths Group plc (2) (432) (13,664)
SSE plc (2) (15,313) (448,945)
Standard Chartered plc (2) (12,604) (307,543)
Tate & Lyle plc (2) (8,022) (40,443)
Taylor Wimpey plc (2) (59,429) (85,994)
Unilever plc (2) (2,586) (168,962)
United Utilities Group plc (2) (1) (16)
Weir Group plc (The) (2) (4,708) (179,954)
Whitbread plc (2) (2,081) (71,327)
Wise plc, Class A (2) (1,255) (15,035)
(4,173,545)
United States - ( 140 .2 ) %
A O Smith Corp. (1,147) (76,711)
AAON, Inc. (388) (29,585)
Abbott Laboratories (5,786) (724,928)
AbbVie, Inc. (795) (181,650)
Acadia Healthcare Co., Inc. (8,558) (121,438)
Acerinox SA (2) (1,553) (22,988)
Advanced Micro Devices, Inc. (883) (189,103)
AECOM (2,133) (203,339)
Aegon Ltd. (2) (9,363) (72,810)
AeroVironment, Inc. (853) (206,332)
Affirm Holdings, Inc., Class A (370) (27,539)
Agilent Technologies, Inc. (1,430) (194,580)
Agree Realty Corp., REIT (1,134) (81,682)
Air Products and Chemicals, Inc. (2,516) (621,502)
Alaska Air Group, Inc. (2,212) (111,264)
Albertsons Cos., Inc., Class A (7,875) (135,214)
Alcon AG (2) (1,130) (89,415)
Alexandria Real Estate Equities,
Inc., REIT (871) (42,627)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Allegion plc (480) (76,426)
Alliant Energy Corp. (4,181) (271,807)
Ally Financial, Inc. (1,732) (78,442)
Alphabet, Inc., Class A (2,177) (681,401)
Amcor plc (4,206) (35,078)
American Airlines Group, Inc. (892) (13,674)
American Homes 4 Rent, Class A,
REIT (1,134) (36,401)
American Water Works Co., Inc. (106) (13,833)
Americold Realty Trust, Inc., REIT (24,141) (310,453)
AMETEK, Inc. (295) (60,566)
Amkor Technology, Inc. (3,897) (153,854)
Amphenol Corp., Class A (1,237) (167,168)
APA Corp. (1,967) (48,113)
Apellis Pharmaceuticals, Inc. (2,807) (70,512)
API Group Corp. (3,770) (144,240)
Apollo Global Management, Inc. (1,739) (251,738)
Appfolio, Inc., Class A (503) (117,023)
Apple, Inc. (1,593) (433,073)
Applied Materials, Inc. (633) (162,675)
AppLovin Corp., Class A (19) (12,803)
Aptiv plc (1,636) (124,483)
Archer-Daniels-Midland Co. (1,511) (86,867)
Ares Capital Corp. (23,402) (473,422)
Arthur J Gallagher & Co. (2,087) (540,095)
Associated Banc-Corp. (1,176) (30,294)
Assurant, Inc. (103) (24,808)
AST SpaceMobile, Inc. (184) (13,364)
Astera Labs, Inc. (81) (13,475)
AT&T, Inc. (5,138) (127,628)
Atmos Energy Corp. (1,525) (255,636)
Aurora Innovation, Inc. (5,744) (22,057)
Automatic Data Processing, Inc. (144) (37,041)
AvalonBay Communities, Inc., REIT (1,378) (249,845)
Avantor, Inc. (16,065) (184,105)
Avery Dennison Corp. (286) (52,018)
Avis Budget Group, Inc. (4,170) (535,094)
Axon Enterprise, Inc. (271) (153,909)
Baker Hughes Co., Class A (5,529) (251,791)
Bank OZK (2,050) (94,341)
Baxter International, Inc. (4,505) (86,091)
Belden, Inc. (1,116) (130,070)
Bentley Systems, Inc., Class B (8,960) (341,958)
BILL Holdings, Inc. (2,209) (120,479)
Bio-Rad Laboratories, Inc., Class A (796) (241,180)
Bio-Techne Corp. (5,350) (314,634)
BJ's Wholesale Club Holdings, Inc. (1,855) (167,006)
Black Hills Corp. (753) (52,273)
Blackrock, Inc. (74) (79,205)
Blackstone Secured Lending Fund (8,547) (225,043)
Blackstone, Inc. (1,466) (225,969)
Block, Inc., Class A (2,745) (178,672)
Blue Owl Capital Corp. (21,183) (263,305)
Boeing Co. (The) (706) (153,287)
BOK Financial Corp. (705) (83,514)
Brixmor Property Group, Inc., REIT (6,274) (164,504)
Broadcom, Inc. (562) (194,508)
Brown & Brown, Inc. (258) (20,563)
Brown-Forman Corp., Class B (2,590) (67,495)
Bruker Corp. (2,579) (121,497)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Builders FirstSource, Inc. (2,167) (222,963)
Bunge Global SA (2,193) (195,352)
Buzzi SpA (2) (341) (20,614)
BWX Technologies, Inc. (201) (34,741)
Cadence Design Systems, Inc. (1,261) (394,163)
Campbell's Co. (The) (4,575) (127,505)
Carlisle Cos., Inc. (112) (35,824)
Carlyle Secured Lending, Inc. (2,417) (30,188)
Carnival Corp. (8,330) (254,398)
Carvana Co., Class A (359) (151,505)
Casey's General Stores, Inc. (406) (224,400)
Cava Group, Inc. (4,480) (262,931)
Cboe Global Markets, Inc. (1,020) (256,020)
CBRE Group, Inc., Class A (1,877) (301,803)
Celanese Corp., Class A (2,318) (98,005)
Cencora, Inc. (446) (150,637)
CenterPoint Energy, Inc. (10,208) (391,375)
Certara, Inc. (13,654) (120,292)
CF Industries Holdings, Inc. (1,981) (153,211)
Charles Schwab Corp. (The) (1,913) (191,128)
Chevron Corp. (2,058) (313,660)
Choice Hotels International, Inc. (3,411) (324,932)
Church & Dwight Co., Inc. (2,108) (176,756)
Cintas Corp. (2,171) (408,300)
Cirrus Logic, Inc. (579) (68,612)
Cisco Systems, Inc. (4,749) (365,815)
Clarivate plc (20,744) (69,285)
Clean Harbors, Inc. (311) (72,923)
Clearway Energy, Inc., Class C (6,815) (226,667)
Cleveland-Cliffs, Inc. (10,547) (140,064)
Clorox Co. (The) (1,017) (102,544)
Coca-Cola Co. (The) (10,397) (726,853)
Coherent Corp. (671) (123,846)
Coinbase Global, Inc., Class A (733) (165,761)
Colgate-Palmolive Co. (7,245) (572,500)
Comcast Corp., Class A (10,997) (328,700)
Consolidated Edison, Inc. (141) (14,004)
Constellation Brands, Inc., Class A (4,654) (642,066)
Constellation Energy Corp. (481) (169,923)
Core & Main, Inc., Class A (1,795) (93,286)
Corpay, Inc. (37) (11,134)
Costco Wholesale Corp. (704) (607,087)
Coterra Energy, Inc. (5,494) (144,602)
Coty, Inc., Class A (7,204) (22,188)
Cousins Properties, Inc., REIT (2,908) (74,968)
Crane NXT Co. (4,493) (211,486)
Credit Acceptance Corp. (249) (110,422)
CubeSmart, REIT (7,366) (265,544)
Cullen/Frost Bankers, Inc. (1,470) (186,146)
Cytokinetics, Inc. (5,188) (329,646)
Darden Restaurants, Inc. (76) (13,986)
Darling Ingredients, Inc. (1,951) (70,236)
DaVita, Inc. (1,381) (156,895)
Deckers Outdoor Corp. (258) (26,747)
Deere & Co. (1,323) (615,949)
Dell Technologies, Inc., Class C (746) (93,906)
DENTSPLY SIRONA, Inc. (9,521) (108,825)
Devon Energy Corp. (1,720) (63,004)
Diamondback Energy, Inc. (2,990) (449,487)
Dick's Sporting Goods, Inc. (1,516) (300,123)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Digital Realty Trust, Inc., REIT (2,050) (317,156)
Domino's Pizza, Inc. (292) (121,711)
DoorDash, Inc., Class A (490) (110,975)
Dow, Inc. (3,864) (90,340)
Doximity, Inc., Class A (1,805) (79,925)
Dropbox, Inc., Class A (7,502) (208,556)
DT Midstream, Inc. (1,651) (197,592)
Dutch Bros, Inc., Class A (3,193) (195,475)
Dynatrace, Inc. (1,548) (67,090)
EastGroup Properties, Inc., REIT (685) (122,026)
Eastman Chemical Co. (540) (34,468)
Eaton Corp. plc (626) (199,387)
eBay, Inc. (215) (18,727)
EchoStar Corp., Class A (3,597) (390,994)
Elanco Animal Health, Inc. (3,948) (89,343)
Element Solutions, Inc. (6,351) (158,711)
Eli Lilly & Co. (241) (258,998)
Emerson Electric Co. (1,546) (205,185)
Enphase Energy, Inc. (2,446) (78,394)
Ensign Group, Inc. (The) (481) (83,790)
Entegris, Inc. (2,754) (232,025)
Entergy Corp. (2,193) (202,699)
EOG Resources, Inc. (2,197) (230,707)
EQT Corp. (379) (20,314)
Equitable Holdings, Inc. (287) (13,676)
Equity LifeStyle Properties, Inc.,
REIT (5,032) (304,990)
Erie Indemnity Co., Class A (432) (123,833)
Essent Group Ltd. (219) (14,237)
Essex Property Trust, Inc., REIT (258) (67,513)
Estee Lauder Cos., Inc. (The),
Class A (355) (37,176)
Etsy, Inc. (586) (32,488)
Euronet Worldwide, Inc. (835) (63,552)
Evergy, Inc. (4,926) (357,086)
Everus Construction Group, Inc. (361) (30,887)
Exelon Corp. (8,570) (373,566)
Expand Energy Corp. (1,158) (127,797)
Experian plc (2) (508) (22,904)
Exponent, Inc. (860) (59,736)
F5, Inc. (1,048) (267,512)
FactSet Research Systems, Inc. (283) (82,124)
Fastenal Co. (6,931) (278,141)
First Citizens BancShares, Inc.,
Class A (23) (49,362)
First Financial Bankshares, Inc. (1,168) (34,888)
First Horizon Corp. (1,580) (37,762)
First Industrial Realty Trust, Inc.,
REIT (285) (16,322)
First Solar, Inc. (673) (175,808)
FirstEnergy Corp. (1,448) (64,827)
Fiserv, Inc. (1,086) (72,947)
Flagstar Bank NA (9,049) (113,927)
Floor & Decor Holdings, Inc., Class
A (6,056) (368,750)
Flowers Foods, Inc. (4,691) (51,038)
FMC Corp. (6,646) (92,180)
Fortinet, Inc. (1,465) (116,336)
Fortive Corp. (2,151) (118,757)
Fortune Brands Innovations, Inc. (469) (23,459)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
FS KKR Capital Corp. (11,455) (169,649)
FTI Consulting, Inc. (597) (101,986)
GATX Corp. (5) (848)
Gen Digital, Inc. (6,247) (169,856)
Genuine Parts Co. (179) (22,010)
Gilead Sciences, Inc. (2,081) (255,422)
Globant SA (1,277) (83,477)
Globus Medical, Inc., Class A (1,691) (147,641)
Goldman Sachs BDC, Inc. (4,268) (39,607)
Goldman Sachs Group, Inc. (The) (117) (102,843)
Golub Capital BDC, Inc. (7,774) (105,493)
Graco, Inc. (884) (72,461)
Grand Canyon Education, Inc. (135) (22,452)
GXO Logistics, Inc. (528) (27,794)
Hamilton Lane, Inc., Class A (1,309) (175,812)
Hancock Whitney Corp. (2,026) (129,016)
Harley-Davidson, Inc. (3,741) (76,653)
Healthcare Realty Trust, Inc., REIT (10,445) (177,043)
Healthpeak Properties, Inc., REIT (14,660) (235,733)
HEICO Corp. (448) (144,968)
Henry Schein, Inc. (1,723) (130,224)
Hershey Co. (The) (2,535) (461,319)
Hewlett Packard Enterprise Co. (4,375) (105,088)
Hexcel Corp. (1,377) (101,760)
Highwoods Properties, Inc., REIT (430) (11,103)
Hims & Hers Health, Inc. (7,978) (259,046)
Honeywell International, Inc. (549) (107,104)
Hormel Foods Corp. (11,491) (272,337)
Houlihan Lokey, Inc., Class A (89) (15,503)
Howard Hughes Holdings, Inc. (760) (60,625)
Howmet Aerospace, Inc. (527) (108,046)
Hubbell, Inc., Class B (280) (124,351)
Hyatt Hotels Corp., Class A (3,563) (571,220)
IAC, Inc. (2,861) (111,865)
IDACORP, Inc. (1,963) (248,437)
IDEXX Laboratories, Inc. (510) (345,030)
Independence Realty Trust, Inc.,
REIT (7,559) (132,131)
Ingersoll Rand, Inc. (4,986) (394,991)
Insperity, Inc. (489) (18,934)
Inspire Medical Systems, Inc. (96) (8,854)
Intel Corp. (4,334) (159,925)
Intercontinental Exchange, Inc. (134) (21,703)
International Paper Co. (12,770) (503,010)
Ionis Pharmaceuticals, Inc. (1,126) (89,078)
IPG Photonics Corp. (880) (63,008)
Iridium Communications, Inc. (4,831) (83,963)
Jabil, Inc. (1,529) (348,643)
Jack Henry & Associates, Inc. (682) (124,451)
James Hardie Industries plc,
CHESS (2) (10,004) (205,374)
Johnson Controls International plc (2,480) (296,980)
JPMorgan Chase & Co. (2,115) (681,495)
KeyCorp (674) (13,911)
Kilroy Realty Corp., REIT (6,819) (254,826)
Kimberly-Clark Corp. (3,519) (355,032)
Kinsale Capital Group, Inc. (231) (90,349)
Kite Realty Group Trust, REIT (5,531) (132,578)
KKR & Co., Inc. (655) (83,499)
KLA Corp. (226) (274,608)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Knife River Corp. (314) (22,090)
Kraft Heinz Co. (The) (9,355) (226,859)
Kratos Defense & Security
Solutions, Inc. (1,197) (90,864)
Kroger Co. (The) (2,746) (171,570)
Labcorp Holdings, Inc. (530) (132,966)
Lamb Weston Holdings, Inc. (1,997) (83,654)
Lantheus Holdings, Inc. (696) (46,319)
Lattice Semiconductor Corp. (1,720) (126,558)
Lear Corp. (413) (47,330)
Lennar Corp., Class A (379) (38,961)
Lennox International, Inc. (510) (247,646)
Liberty Media Corp-Liberty Formula
One, Class A (229) (20,468)
Lincoln National Corp. (3,043) (135,505)
Live Nation Entertainment, Inc. (1,354) (192,945)
LKQ Corp. (1) (30)
Loar Holdings, Inc. (618) (42,024)
Loews Corp. (594) (62,554)
LPL Financial Holdings, Inc. (1,313) (468,964)
Lululemon Athletica, Inc. (541) (112,425)
Lumentum Holdings, Inc. (75) (27,644)
Madison Square Garden Sports
Corp., Class A (287) (74,233)
Marathon Petroleum Corp. (980) (159,377)
Markel Group, Inc. (7) (15,048)
Marriott International, Inc., Class A (1,973) (612,104)
Marriott Vacations Worldwide Corp. (259) (14,942)
Martin Marietta Materials, Inc. (82) (51,058)
Marzetti Co. (The) (77) (12,660)
Masco Corp. (492) (31,222)
Masimo Corp. (294) (38,238)
MasTec, Inc. (516) (112,163)
Mastercard, Inc., Class A (339) (193,528)
Maximus, Inc. (3,624) (312,824)
McCormick & Co., Inc. (Non-Voting) (255) (17,368)
McDonald's Corp. (1,585) (484,424)
McKesson Corp. (17) (13,945)
MDU Resources Group, Inc. (12,950) (252,784)
Mid-America Apartment
Communities, Inc., REIT (235) (32,644)
Middleby Corp. (The) (623) (92,621)
Moderna, Inc. (1,406) (41,463)
Molson Coors Beverage Co., Class
B (4,023) (187,794)
Mondelez International, Inc., Class
A (12,660) (681,488)
Monolithic Power Systems, Inc. (225) (203,931)
Monster Beverage Corp. (10,288) (788,780)
Moody's Corp. (569) (290,674)
Morgan Stanley (966) (171,494)
Motorola Solutions, Inc. (402) (154,095)
MP Materials Corp. (754) (38,092)
MSA Safety, Inc. (420) (67,259)
MSC Industrial Direct Co., Inc.,
Class A (1,729) (145,409)
Murphy Oil Corp. (2,555) (79,844)
National Storage Affiliates Trust,
REIT (3,439) (97,014)
nCino, Inc. (5,733) (146,994)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
NetApp, Inc. (1,040) (111,374)
Netflix, Inc. (2,910) (272,842)
New Jersey Resources Corp. (767) (35,374)
New Mountain Finance Corp. (3,274) (30,154)
Nextpower, Inc., Class A (1,015) (88,417)
NIKE, Inc., Class B (9,095) (579,442)
NiSource, Inc. (4,996) (208,633)
NNN REIT, Inc., REIT (408) (16,169)
Nordson Corp. (518) (124,543)
Northrop Grumman Corp. (25) (14,255)
Novanta, Inc. (90) (10,709)
NRG Energy, Inc. (1,177) (187,425)
Oaktree Specialty Lending Corp. (3,183) (40,551)
OGE Energy Corp. (298) (12,725)
Old Dominion Freight Line, Inc. (791) (124,029)
Ollie's Bargain Outlet Holdings, Inc. (639) (70,041)
ONE Gas, Inc. (2,393) (184,859)
ONEOK, Inc. (3,548) (260,778)
Oshkosh Corp. (400) (50,252)
Parker-Hannifin Corp. (603) (530,013)
Parsons Corp. (879) (54,322)
Paychex, Inc. (2,180) (244,552)
Paycom Software, Inc. (857) (136,572)
Pegasystems, Inc. (1,609) (96,089)
Penumbra, Inc. (214) (66,535)
Performance Food Group Co. (4,120) (370,470)
Permian Resources Corp., Class A (7,637) (107,147)
Perrigo Co. plc (3,183) (44,307)
Pinnacle West Capital Corp. (289) (25,634)
Planet Fitness, Inc., Class A (1,746) (189,389)
Pool Corp. (569) (130,159)
PotlatchDeltic Corp., REIT (640) (25,459)
Power Integrations, Inc. (1,612) (57,290)
PPL Corp. (12,307) (430,991)
PTC, Inc. (1,006) (175,255)
Public Service Enterprise Group,
Inc. (1,678) (134,743)
PulteGroup, Inc. (850) (99,671)
PVH Corp. (1,854) (124,255)
QIAGEN NV (2) (1,205) (54,800)
Qualys, Inc. (613) (81,468)
Quanta Services, Inc. (1,232) (519,978)
QuantumScape Corp. (1,758) (18,318)
Quest Diagnostics, Inc. (1,430) (248,148)
QXO, Inc. (21,609) (416,838)
Rambus, Inc. (918) (84,355)
Raymond James Financial, Inc. (141) (22,643)
Realty Income Corp., REIT (9,378) (528,638)
Reddit, Inc., Class A (57) (13,103)
Regal Rexnord Corp. (781) (109,590)
Reliance, Inc. (485) (140,102)
Repligen Corp. (1,073) (175,822)
Republic Services, Inc., Class A (1,196) (253,468)
ResMed, Inc. (1,150) (277,001)
Revolution Medicines, Inc. (1,999) (159,220)
Revvity, Inc. (2,164) (209,367)
Rexford Industrial Realty, Inc., REIT (1,995) (77,246)
RH (1,751) (313,692)
RingCentral, Inc., Class A (4,015) (115,953)
Rivian Automotive, Inc., Class A (18,280) (360,299)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
RLI Corp. (510) (32,630)
Rocket Cos., Inc., Class A (14,193) (274,776)
Rocket Lab Corp. (257) (17,928)
Roivant Sciences Ltd. (908) (19,704)
Rollins, Inc. (2,153) (129,223)
Royal Gold, Inc. (676) (150,268)
Ryan Specialty Holdings, Inc.,
Class A (491) (25,350)
S&P Global, Inc. (479) (250,321)
Samsara, Inc., Class A (307) (10,883)
Schneider Electric SE (2) (766) (209,559)
Scotts Miracle-Gro Co. (The) (256) (14,938)
SEI Investments Co. (891) (73,080)
Sensata Technologies Holding plc (5,092) (169,513)
Service Corp. International (1,411) (110,016)
Shell plc (2) (452) (16,657)
Sherwin-Williams Co. (The) (673) (218,072)
Shift4 Payments, Inc., Class A (7,428) (467,741)
Signify NV (2)(b) (1,523) (37,453)
Silgan Holdings, Inc. (5,441) (219,653)
Sirius XM Holdings, Inc. (3,342) (66,823)
SiteOne Landscape Supply, Inc. (352) (43,845)
Sixth Street Specialty Lending, Inc. (2,517) (54,669)
Skyworks Solutions, Inc. (1,191) (75,521)
SLB Ltd. (12,445) (477,639)
SLM Corp. (2,093) (56,637)
Snap-on, Inc. (120) (41,352)
SoFi Technologies, Inc. (3,507) (91,813)
Somnigroup International, Inc. (565) (50,443)
Sotera Health Co. (702) (12,383)
Southern Co. (The) (4,756) (414,723)
Southwest Gas Holdings, Inc. (1,745) (139,635)
Spire, Inc. (1,000) (82,700)
STAG Industrial, Inc., REIT (1,110) (40,804)
StandardAero, Inc. (1,705) (48,899)
Stanley Black & Decker, Inc. (1,470) (109,192)
Starbucks Corp. (5,476) (461,134)
Steel Dynamics, Inc. (666) (112,854)
Sterling Infrastructure, Inc. (557) (170,570)
Strategy, Inc., Class A (1,457) (221,391)
Stryker Corp. (268) (94,194)
Summit Therapeutics, Inc. (1,778) (31,097)
Sun Communities, Inc., REIT (119) (14,745)
Super Micro Computer, Inc. (4,601) (134,671)
Swiss Re AG (2) (2,095) (349,005)
Synaptics, Inc. (483) (35,752)
Synopsys, Inc. (704) (330,683)
Sysco Corp. (998) (73,543)
Talen Energy Corp. (432) (161,931)
Targa Resources Corp. (690) (127,305)
Teledyne Technologies, Inc. (591) (301,841)
Tempus AI, Inc. (178) (10,511)
Terex Corp. (1,768) (94,376)
Tesla, Inc. (301) (135,366)
Tetra Tech, Inc. (1,297) (43,501)
Texas Instruments, Inc. (588) (102,012)
Thermo Fisher Scientific, Inc. (164) (95,030)
Timken Co. (The) (985) (82,868)
TopBuild Corp. (725) (302,463)
Tractor Supply Co. (5,717) (285,907)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Trade Desk, Inc. (The), Class A (1,618) (61,419)
TransDigm Group, Inc. (361) (480,076)
Trimble, Inc. (787) (61,661)
Twilio, Inc., Class A (408) (58,034)
Tyler Technologies, Inc. (355) (161,152)
UDR, Inc., REIT (381) (13,975)
UFP Industries, Inc. (320) (29,136)
UGI Corp. (6,959) (260,475)
UiPath, Inc., Class A (709) (11,621)
Ulta Beauty, Inc. (141) (85,306)
UMB Financial Corp. (1,030) (118,491)
Under Armour, Inc., Class A (27,084) (134,607)
United Bankshares, Inc. (287) (11,021)
United Rentals, Inc. (163) (131,919)
UnitedHealth Group, Inc. (295) (97,382)
Unity Software, Inc. (272) (12,014)
Universal Display Corp. (263) (30,713)
US Bancorp (1,164) (62,111)
US Foods Holding Corp. (1,086) (81,798)
Vail Resorts, Inc. (1,081) (143,557)
Valaris Ltd. (738) (37,195)
Valero Energy Corp. (77) (12,535)
Valley National Bancorp (15,614) (182,372)
Valvoline, Inc. (5,314) (154,425)
VICI Properties, Inc., Class A, REIT (1,325) (37,259)
Viking Therapeutics, Inc. (2,674) (94,071)
Virtu Financial, Inc., Class A (1,054) (35,119)
Visa, Inc., Class A (1,391) (487,838)
Vistra Corp. (2,300) (371,059)
Vontier Corp. (1,277) (47,479)
Vornado Realty Trust, REIT (6) (200)
Vulcan Materials Co. (1,211) (345,401)
W R Berkley Corp. (2,633) (184,626)
Walt Disney Co. (The) (1,107) (125,943)
Waste Connections, Inc. (444) (77,860)
Waste Management, Inc. (1,040) (228,498)
Watsco, Inc. (747) (251,702)
Webster Financial Corp. (3,174) (199,772)
Wells Fargo & Co. (1,056) (98,419)
Welltower, Inc., REIT (3,204) (594,694)
Western Alliance Bancorp (1,221) (102,649)
Western Union Co. (The) (8,253) (76,835)
Westlake Corp. (2,947) (217,901)
WEX, Inc. (1,169) (174,158)
Weyerhaeuser Co., REIT (2,964) (70,217)
Whirlpool Corp. (2,287) (164,984)
White Mountains Insurance Group
Ltd. (13) (27,014)
Williams-Sonoma, Inc. (356) (63,578)
Willis Towers Watson plc (475) (156,085)
WillScot Holdings Corp. (14,507) (273,167)
Wingstop, Inc. (869) (207,248)
Wintrust Financial Corp. (745) (104,166)
WP Carey, Inc., REIT (1,960) (126,146)
WW Grainger, Inc. (368) (371,330)
Wyndham Hotels & Resorts, Inc. (1,957) (147,871)
Wynn Resorts Ltd. (109) (13,116)
XPO, Inc. (2,095) (284,731)
YETI Holdings, Inc. (3,725) (164,533)
Yum! Brands, Inc. (1,182) (178,813)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (140.2)% (continued)
Zillow Group, Inc., Class C (1,976) (134,803)
ZoomInfo Technologies, Inc., Class
A (15,139) (153,964)
(76,710,981)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (4,802) (128,748)
TOTAL COMMON STOCKS
(Proceeds $(125,661,592))                                                     (123,015,172)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (462) (24,607)
Henkel AG & Co. KGaA
(Preference) (2) (689) (56,212)
Sartorius AG (Preference) (2) (643) (185,161)
TOTAL PREFERRED STOCKS
(Proceeds $(240,966))                                                     (265,980)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,658) –
TOTAL SHORT POSITIONS
(Proceeds $(125,902,558)) (123,281,152)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 65.6%
(Cost $25,292,941) 35,909,461
OTHER ASSETS IN EXCESS OF
LIABILITIES - 34.4%
‡
18,808,272
NET ASSETS - 100.0% 54,717,733
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,105,533) ( 2 .0 ) %
Consumer Discretionary 4,800,613 8 .8
Consumer Staples (5,462,784) ( 10 .0 )
Energy (187,021) ( 0 .4 )
Financials 7,147,148 13 .1
Health Care 977,266 1 .8
Industrials (270,538) ( 0 .5 )
Information Technology 1,187,676 2 .2
Materials 1,380,524 2 .5
Purchased Options 140,537 0 .3
Real Estate (2,655,537) ( 4 .9 )
Utilities (5,251,435) ( 9 .6 )
Investment Companies 17,431,041 31 .9
U.S. Treasury Obligations 17,777,504 32 .4
Total Investments In Securities
At Value 35,909,461 65 .6
Other Assets in Excess of
Liabilities ‡ 18,808,272 34 .4
Net Assets
$ 54,717,733 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $122,341,904, which is inclusive of rehypothecated amounts disclosed below. In addition, $12,470,877 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $953,130 of investments in securities and $(1,180,241) of securities sold short, which represents 1.74% and (2.16)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $25,980,302.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 4 USD (2,738,200) USD 5,600 6/18/2026 $ (26,105) $ (21,810)
$ (26,105) $ (21,810)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 350,000 $ (7,744) $ (279) $ (8,023)
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .50 USD 150,000 (3,303) (135) (3,438)
$ (11,047) $ (414) $ (11,461)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 531,113 $ 64,735 $ 5,219 $ 69,954
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 31,113 3,566 532 4,098
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 150,000 3,730 391 4,121
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 150,000 3,730 391 4,121
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 580,000 43,034 1,968 45,002
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 80,000 5,788 419 6,207
124,583 8,920 133,503
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 50,000 $ (1,048) $ 524 $ (524)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 50,000 (1,048) 524 (524)
(2,096) 1,048 (1,048)
$ 122,487 $ 9,968 $ 132,455

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 20,000,000 $ (5) $ 27 $ 22
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 20,000,000 (5) 27 22
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 194,300,000 (250) 265 15
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 194,300,000 (250) 265 15
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 64 9 73
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 64 9 73
Pay 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 5,000,000 26 116 142
Pay 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 5,000,000 26 116 142
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 34,700,000 (426) 599 173
Pay 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 34,700,000 (426) 599 173
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 100,000 307 (174) 133
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 1,200,000 2,852 (2,065) 787
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 1,200,000 3,124 (2,336) 788
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 4,600,000 (3,500) 7,544 4,044
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 4,600,000 (3,341) 7,385 4,044
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 5,900,000 1,491 4,247 5,738
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 5,900,000 1,573 4,157 5,730
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 100,000 (3,485) 4,267 782
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (620) 1,131 511
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 224 287 511
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 100,000 447 (353) 94
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 8,300,000 2,034 1,273 3,307
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 8,300,000 2,034 1,273 3,307
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 3,000,000 558 521 1,079
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 3,000,000 558 521 1,079
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 39,200,000 8,090 999 9,089
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 39,200,000 8,090 999 9,089
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 17,400,000 2,108 (53) 2,055
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 17,400,000 2,112 (57) 2,055
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 9,200,000 3,287 1,326 4,613
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 9,200,000 3,287 1,326 4,613
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 6,100,000 1,131 777 1,908
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 6,100,000 1,131 777 1,908
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 272,200,000 16,718 (3,957) 12,761
Pay 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 272,200,000 16,718 (3,957) 12,761
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 8,000,000 (842) 1,066 224
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 8,000,000 (841) 1,065 224
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 7,900,000 27,991 12,983 40,974
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 7,800,000 27,753 12,703 40,456
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 10,300,000 14,116 22,451 36,567
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 10,400,000 14,394 22,528 36,922
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 2,600,000 10,991 13,715 24,706
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 2,500,000 10,453 13,303 23,756
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 900,000 1,858 4,304 6,162
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 800,000 1,580 3,898 5,478
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 41,700,000 (2,099) 11,251 9,152
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 41,700,000 (2,099) 11,251 9,152
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 11,800,000 1,749 1,229 2,978
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 11,800,000 1,755 1,223 2,978
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 7,000,000 4,143 2,185 6,328
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 7,000,000 4,143 2,185 6,328
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 7,300,000 2,875 2,705 5,580

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 7,300,000 $ 2,875 $ 2,705 $ 5,580
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 24,700,000 9,102 4,123 13,225
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 24,700,000 9,102 4,123 13,225
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 29,000,000 6,523 4,609 11,132
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 29,000,000 6,523 4,609 11,132
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 1,000,000 303 52 355
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 1,000,000 303 52 355
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 200,000 1,737 362 2,099
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 200,000 2,009 90 2,099
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 700,000 515 (423) 92
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 700,000 515 (423) 92
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 6,000,000 779 1,366 2,145
Pay 6M PRIBOR Semi 4.00% Annual 6/21/2028 CZK 6,000,000 779 1,366 2,145
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 3,300,000 (642) 1,757 1,115
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 3,300,000 (642) 1,757 1,115
Pay 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 900,000 (130) 364 234
Pay 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 900,000 (130) 364 234
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 20,000,000 531 (111) 420
Receive 1D CLICP Semi 5.00% Semi 6/17/2036 CLP 20,000,000 531 (111) 420
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 2,300,000 (233) 1,494 1,261
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 2,400,000 (259) 1,577 1,318
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 6,900,000 8,133 2,723 10,856
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 7,000,000 8,180 2,834 11,014
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 922,600,000 404 2,406 2,810
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 922,600,000 404 2,406 2,810
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 5,000,000 3 18 21
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 5,000,000 3 18 21
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 10,000,000 (900) 2,304 1,404
Receive 1D MIBOR Semi 6.00% Semi 3/18/2036 INR 10,000,000 (900) 2,304 1,404
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 1,900,000 (1,372) 45,297 43,925
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 1,900,000 (1,312) 45,238 43,926
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 1,400,000 28,214 9,790 38,004
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 1,500,000 32,332 8,387 40,719
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 1,100,000 27,101 3,492 30,593
Receive 1D SOFR Annual 3.50% Annual 6/18/2036 USD 1,000,000 24,371 3,584 27,955
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 200,000 (6,628) 12,451 5,823
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 300,000 (4,293) 13,028 8,735
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 2,000,000 20,723 (994) 19,729
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 2,000,000 20,190 (460) 19,730
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 1,000,000 5,646 (965) 4,681
Receive 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 900,000 4,957 (721) 4,236
Receive 1D SORA Semi 1.50% Semi 6/21/2028 SGD 300,000 511 371 882
Receive 1D SORA Semi 1.50% Semi 6/21/2028 SGD 200,000 357 231 588
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 200,000 (2,388) 6,408 4,020
Receive 1D SORA Semi 2.00% Semi 3/19/2036 SGD 200,000 (2,388) 6,408 4,020
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 500,000 155 14 169
Receive 1D THOR Qtrly 1.50% Qtrly 3/18/2036 THB 500,000 155 14 169
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 6,500,000 (6,812) 12,560 5,748
Receive 1D TIIEOIS Monthly 8.00% Monthly 3/05/2036 MXN 6,500,000 (6,812) 12,560 5,748
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 1,000,000 1,663 (562) 1,101
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 1,000,000 1,663 (562) 1,101
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 5,795,000,000 14,069 155,370 169,439
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 5,795,000,000 14,067 155,371 169,438
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 1,748,000,000 44,164 30,960 75,124
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 1,748,000,000 44,162 30,962 75,124
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 1,300,000 (3,636) 12,775 9,139
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 400,000 (3,309) 6,121 2,812

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 2,400,000 $ 27,354 $ (3,142) $ 24,212
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 2,400,000 27,382 (3,170) 24,212
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 1,649,400,000 1,884 (1,392) 492
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 1,649,400,000 1,884 (1,392) 492
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 1,302,100,000 310 6,978 7,288
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 1,302,100,000 310 6,978 7,288
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 300,200,000 2,398 (415) 1,983
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 300,200,000 2,398 (415) 1,983
Receive 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 800,000 320 (62) 258
Receive 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 800,000 320 (62) 258
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 200,000 474 (76) 398
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2036 HKD 100,000 218 (19) 199
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 300,000 211 (196) 15
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 300,000 211 (196) 15
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 7,000,000 (5,757) 9,209 3,452
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 7,000,000 (5,757) 9,209 3,452
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 1,000,000 1,021 (242) 779
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 1,000,000 1,021 (242) 779
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 15,600,000 131 975 1,106
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 15,700,000 137 976 1,113
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 6,500,000 606 107 713
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 6,500,000 606 107 713
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 1,000,000 (980) 1,399 419
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 1,100,000 (1,078) 1,538 460
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 300,000 (786) 1,237 451
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 200,000 (751) 1,052 301
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 400,000 42 1,021 1,063
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 500,000 52 1,277 1,329
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 200,000 445 370 815
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 200,000 (415) 1,230 815
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 2,300,000 16,346 (613) 15,733
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 2,300,000 16,401 (668) 15,733
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 6,400,000 53,871 (1,654) 52,217
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 6,300,000 53,018 (1,617) 51,401
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 100,000 1,070 (224) 846
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 100,000 831 15 846
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 8,500,000 (3,314) 4,935 1,621
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 8,500,000 (3,314) 4,935 1,621
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 32,600,000 949 2,620 3,569
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 32,600,000 949 2,620 3,569
675,652 822,769 1,498,421
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 400,000 (5,610) 590 (5,020)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 400,000 (5,610) 590 (5,020)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 1,400,000 (9,759) (11,620) (21,379)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 1,400,000 (11,104) (10,275) (21,379)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 189,900,000 (16) (710) (726)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 189,900,000 (16) (710) (726)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 4,800,000 (5) (31) (36)
Pay 1D IBR Qtrly 10.50% Qtrly 3/18/2036 COP 4,800,000 (5) (31) (36)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 73,200,000 (120) (450) (570)
Pay 1D IBR Qtrly 10.50% Qtrly 6/17/2036 COP 73,200,000 (120) (450) (570)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 40,000,000 (209) (542) (751)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 40,000,000 (209) (542) (751)
Pay 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 10,000,000 (447) 106 (341)
Pay 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 10,000,000 (447) 106 (341)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 700,000 526 (1,730) (1,204)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 700,000 513 (1,717) (1,204)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 8,200,000 $ (11,211) $ (12,221) $ (23,432)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 8,200,000 (11,331) (12,101) (23,432)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 4,100,000 (50,413) (40,682) (91,095)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 4,100,000 (50,506) (40,589) (91,095)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 300,000 45 (142) (97)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 400,000 (61) (69) (130)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 100,000 (56) (117) (173)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 100,000 (27) (146) (173)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 200,000 (916) (120) (1,036)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 200,000 (940) (96) (1,036)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 200,000 (796) (146) (942)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 200,000 (796) (146) (942)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 300,000 (6,848) (1,032) (7,880)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 200,000 (4,512) (741) (5,253)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 300,000 (5,195) (3,791) (8,986)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 200,000 (4,229) (1,762) (5,991)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 300,000 (3,861) 562 (3,299)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 300,000 (4,548) 1,249 (3,299)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 400,000 (1,917) 1,260 (657)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 300,000 (1,815) 1,321 (494)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 1,200,000 (1,051) (910) (1,961)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 1,200,000 (1,052) (909) (1,961)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 200,000 (630) 371 (259)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 200,000 142 (401) (259)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 28,000,000 (913) (14) (927)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 28,000,000 (913) (14) (927)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 6,500,000 (765) 513 (252)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 6,500,000 (765) 513 (252)
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 510,300,000 11,776 (20,782) (9,006)
Pay 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 510,400,000 11,776 (20,784) (9,008)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 696,300,000 10,052 (34,544) (24,492)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 696,300,000 10,052 (34,544) (24,492)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 165,000,000 37,123 (51,183) (14,060)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 165,000,000 37,149 (51,209) (14,060)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 274,800,000 (6,751) (27,432) (34,183)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 274,800,000 (6,751) (27,432) (34,183)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 5,000,000 (207) 157 (50)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 5,000,000 (207) 157 (50)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 4,000,000 (2,500) (493) (2,993)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 4,000,000 (2,500) (493) (2,993)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 4,700,000 (498) (3,823) (4,321)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 4,800,000 (457) (3,956) (4,413)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 4,400,000 (12,927) 6,071 (6,856)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 4,400,000 (12,613) 5,757 (6,856)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 205,200,000 (1,363) (2,033) (3,396)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2036 KRW 205,200,000 (1,363) (2,033) (3,396)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 30,000,000 (1,237) 1,101 (136)
Pay 6M BUBOR Semi 6.50% Annual 3/19/2036 HUF 30,000,000 (1,237) 1,101 (136)
Pay 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 5,000,000 (277) 240 (37)
Pay 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 5,000,000 (277) 240 (37)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 1,700,000 (11,146) 1,038 (10,108)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 1,800,000 (12,095) 1,393 (10,702)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,100,000 9,262 (74,771) (65,509)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,200,000 $ 6,203 $ (77,667) $ (71,464)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 200,000 (10,657) (1,770) (12,427)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 300,000 (17,991) (650) (18,641)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 1,000,000 (1) (260) (261)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 1,000,000 (1) (260) (261)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 (444) (124) (568)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 (444) (124) (568)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 4,500,000 (4,066) (855) (4,921)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 4,500,000 (4,066) (855) (4,921)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 2,900,000 (2,470) 2,433 (37)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 2,800,000 (2,393) 2,349 (44)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,700,000 (2,948) (3,384) (6,332)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,700,000 (2,948) (3,384) (6,332)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 527,800,000 (16,043) 6,707 (9,336)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 527,800,000 (16,043) 6,707 (9,336)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 3,614,200,000 (2,451) 575 (1,876)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 3,614,200,000 (2,451) 575 (1,876)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 3,500,000 (3,834) (648) (4,482)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 3,500,000 (3,698) (785) (4,483)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 1,200,000 (1,610) 232 (1,378)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 1,200,000 (1,610) 232 (1,378)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 2,000,000 1,490 (1,971) (481)
Receive 3M JIBAR Qtrly 7.50% Qtrly 3/19/2036 ZAR 2,000,000 1,490 (1,971) (481)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 5,000,000 (4,555) 2,500 (2,055)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 5,000,000 (4,555) 2,500 (2,055)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 4,500,000 2,930 (3,080) (150)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 4,500,000 2,930 (3,080) (150)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 23,300,000 (744) (621) (1,365)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 23,300,000 (744) (621) (1,365)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 14,500,000 (363) (196) (559)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 14,500,000 (363) (196) (559)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,500,000 (12,706) (376) (13,082)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,500,000 (12,706) (376) (13,082)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 220,000,000 32 (2,125) (2,093)
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 220,000,000 32 (2,125) (2,093)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 160,000,000 1,001 (3,251) (2,250)
Receive 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 160,000,000 1,001 (3,251) (2,250)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 103,100,000 (1,763) (3,737) (5,500)
Receive 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 103,100,000 (1,763) (3,737) (5,500)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 40,000,000 (679) (1,414) (2,093)
Receive 6M BUBOR Semi 6.50% Annual 6/18/2031 HUF 40,000,000 (679) (1,414) (2,093)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 3,900,000 (44,150) 28,700 (15,450)
Receive 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 3,900,000 (43,100) 27,650 (15,450)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 500,000 (64) (132) (196)
Receive 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 500,000 (64) (132) (196)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 1,600,000 824 (1,084) (260)
Receive 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 1,600,000 870 (1,131) (261)
Receive 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 100,000 (293) – (293)
Receive 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 200,000 (587) – (587)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 700,000 177 (4,896) (4,719)
Receive 6M WIBOR Semi 4.50% Annual 3/19/2036 PLN 700,000 (10) (4,709) (4,719)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 500,000 (1,671) (1,324) (2,995)
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 400,000 (1,118) (1,279) (2,397)
(355,600) (533,868) (889,468)
$ 320,052 $ 288,901 $ 608,953

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/20/2026 CHF 792,420 $ 17,770
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/21/2026 TWD 5,802,800 3,522
Communication
Services Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.92%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 181,290 1,185
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.62%)
Monthly GSIN 03/18/2026 USD (331,080) 946
Consumer Staples
Select Sector Total
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.59%)
Monthly GSIN 03/18/2026 USD (4,098) 3
Energy Select Sector
Total Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.57%)
Monthly GSIN 03/18/2026 USD (151,871) 3,642
Financial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(1.01%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 196,461 3,530

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.89%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 119,769 $ 2,380
Industrial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.55%)
Monthly GSIN 03/18/2026 USD (228,749) 1,073
MSCI EMU
Consumer
Discretionary Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 8,513 163
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 41,540 2,099
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.28%)
Monthly GSIN 03/18/2026 EUR (38,522) 308
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 7,142 32

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Telecommunications
Services Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 2,661 $ 85
MSCI EMU Utilities
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.22%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 67,477 2,481
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 14,345 119
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 180,990 3,553
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 HKD 3,094,226 3,939
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 JPY 37,215 1

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread
(1.25%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 MXN 1,849,735 $ –
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread
(0.05%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 PLN 11,926 173
MSCI South Africa
Net Return Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 ZAR 672,649 55
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 SEK 2,308,203 3,128
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 CHF 234,034 5,930
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 ILS 818,256 1,369

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.89%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 118,682 $ 247
Total unrealized appreciation 57,733
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (761,640) (2,765)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 13,212,758 (15,749)
WIG20 Index March
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 PLN (901,320) (6,039)
Materials Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.88%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 16,715 (166)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.20%)
Monthly JPMC 03/18/2026 AUD (136,109) (1,270)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.20%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 HKD 293,770 (331)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.25%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 24,921 $ (27)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 03/18/2026 EUR (39,039) (584)
MSCI EMU Energy
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.14%)
Monthly GSIN 03/18/2026 EUR (5,969) (139)
MSCI EMU
Industrials Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.14%)
Monthly GSIN 03/18/2026 EUR (1,033) (14)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.30%)
Monthly GSIN 03/18/2026 EUR (26,418) (654)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.02%)
Monthly GSIN 03/18/2026 EUR (22,122) (666)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Large
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 03/18/2026 EUR (212,230) $ (198)
MSCI Europe Small
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 EUR 186,842 (364)
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.67%)
Monthly GSIN 03/18/2026 USD (25,499) (96)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.92%)
Increases in
total return of
reference entity
Monthly GSIN 03/18/2026 USD 215,704 (7,066)
Total unrealized depreciation (36,128)
Net unrealized appreciation $ 21,605
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
FTSE Bursa Malaysia KLCI Index 3 1/2026 MYR $ 62,192 $ 38
Hang Seng Mini Index 34 1/2026 HKD 1,120,475 (10,158)
HSCEI 2 1/2026 HKD 114,395 (671)
IBEX 35 Index 1 1/2026 EUR 20,307 (4)
IFSC NIFTY 50 Index 3 1/2026 USD 157,653 636
KOSPI 200 Index 81 1/2026 KRW 1,706,592 72,808
OMXS30 Index 7 1/2026 SEK 220,135 6,235
SGX FTSE China A50 Index 105 1/2026 USD 1,604,400 (10,771)
SGX FTSE Taiwan Index 7 1/2026 USD 663,880 6,969
Australia 10 Year Bond 47 3/2026 AUD 3,432,712 9,433
Australia 3 Year Bond 14 3/2026 AUD 980,963 543

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
CBOE Volatility Index 1 3/2026 USD $ 19,738 $ 286
Euro-Bobl 8 3/2026 EUR 1,092,184 (3,703)
Euro-BTP 6 3/2026 EUR 847,202 (1,539)
Euro-Bund 2 3/2026 EUR 299,935 (2,144)
Euro-OAT 4 3/2026 EUR 566,869 (2,860)
Euro-Schatz 23 3/2026 EUR 2,886,491 2,154
FTSE 100 Index 1 3/2026 GBP 134,000 1,302
FTSE/MIB Index 32 3/2026 EUR 1,694,281 24,322
Long Gilt 15 3/2026 GBP 1,847,433 3,423
MSCI Emerging Markets Index 17 3/2026 USD 1,199,690 21,751
NASDAQ 100 Micro E-Mini Index 31 3/2026 USD 1,578,318 5,557
Nikkei 225 Index 8 3/2026 JPY 257,406 (508)
Russell 2000 Micro E-Mini Index 55 3/2026 USD 686,950 (14,999)
S&P 500 Micro E-Mini Index 1,535 3/2026 USD 52,899,937 79,278
S&P Midcap 400 E-Mini Index 8 3/2026 USD 2,660,160 (42,828)
S&P/TSX 60 Index 5 3/2026 CAD 1,356,526 4,191
TOPIX Mini Index 87 3/2026 JPY 1,895,905 12,142
U.S. Treasury 2 Year Note 86 3/2026 USD 17,953,844 7,651
U.S. Treasury 5 Year Note 27 3/2026 USD 2,948,695 (7,965)
3 Month Euro Euribor 73 6/2026 EUR 21,009,873 (5,589)
90-Day New Zealand Bill 1 6/2026 NZD 572,110 97
3 Month CORRA 38 9/2026 CAD 6,761,193 (4,583)
3 Month SARON 6 9/2026 CHF 1,894,742 (1,127)
3 Month SOFR 11 9/2026 USD 2,658,975 (597)
3 Month SONIA 44 9/2026 GBP 14,321,834 408
90-Day New Zealand Bill 1 9/2026 NZD 571,928 74
3 Month CORRA 7 12/2026 CAD 1,244,527 (756)
3 Month SARON 8 12/2026 CHF 2,525,817 (1,348)
3 Month SOFR 20 12/2026 USD 4,842,250 (475)
3 Month SONIA 28 12/2026 GBP 9,120,499 3,565
90-Day New Zealand Bill 1 12/2026 NZD 571,648 (29)
3 Month CORRA 3 3/2027 CAD 532,822 (490)
3 Month Euro Euribor 5 3/2027 EUR 1,437,049 (2,074)
3 Month SARON 7 3/2027 CHF 2,209,317 (1,149)
3 Month SOFR 3 3/2027 USD 726,675 (1)
3 Month SONIA 28 3/2027 GBP 9,121,443 4,411
3 Month Euro Euribor 8 6/2027 EUR 2,297,634 (3,780)
3 Month SARON 2 6/2027 CHF 630,823 (779)
3 Month SOFR 126 6/2027 USD 30,517,200 (9,250)
3 Month SONIA 17 6/2027 GBP 5,536,300 (146)
3 Month Euro Euribor 8 9/2027 EUR 2,296,106 (3,961)
3 Month Euro Euribor 8 12/2027 EUR 2,294,578 (1,998)
Total of long contracts 130,992
Short Contracts
CAC 40 10 Euro Index (1) 1/2026 EUR (95,826) (197)
CBOE Volatility Index (4) 1/2026 USD (66,130) 3,043
EURO STOXX 50 Volatility Index (5) 1/2026 EUR (9,402) 1,156
Hang Seng Mini Index (15) 1/2026 HKD (171,592) 510
MSCI Singapore Index (53) 1/2026 SGD (1,837,930) 3,951
EURO STOXX 50 Volatility Index (2) 2/2026 EUR (4,090) 277
Canada 10 Year Bond (53) 3/2026 CAD (4,664,989) 51,313
Euro STOXX 50 Index (18) 3/2026 EUR (1,235,582) (17,664)
Euro-Buxl (2) 3/2026 EUR (258,826) 221
FTSE/JSE Top 40 Index (13) 3/2026 ZAR (858,392) (16,374)
Japan 10 Year Bond Mini (69) 3/2026 JPY (5,825,179) 44,115
Mini-DAX Index (7) 3/2026 EUR (1,015,549) (10,453)
MSCI EAFE Index (2) 3/2026 USD (290,210) 243

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SET50 Index (137) 3/2026 THB $ (721,419) $ 4,331
SPI 200 Index (10) 3/2026 AUD (1,447,482) (15,792)
U.S. Treasury 10 Year Note (48) 3/2026 USD (5,389,500) 10,436
U.S. Treasury Long Bond (4) 3/2026 USD (460,875) 2,039
U.S. Treasury Ultra Bond (9) 3/2026 USD (1,056,937) 16,358
90-Day Australian Bank Bill (29) 6/2026 AUD (19,166,474) 2,280
3 Month Euro Euribor (15) 9/2026 EUR (4,316,216) 2,409
90-Day Australian Bank Bill (5) 9/2026 AUD (3,303,596) 20
3 Month Euro Euribor (3) 12/2026 EUR (862,802) 117
90-Day Australian Bank Bill (3) 12/2026 AUD (1,981,868) (221)
90-Day Australian Bank Bill (1) 3/2027 AUD (660,590) (236)
3 Month CORRA (1) 6/2027 CAD (177,425) (174)
3 Month SOFR (16) 9/2027 USD (3,873,800) 4,201
3 Month SONIA (13) 9/2027 GBP (4,231,889) 881
3 Month SOFR (16) 12/2027 USD (3,871,800) 5,122
3 Month SONIA (13) 12/2027 GBP (4,229,699) 1,328
3 Month SOFR (18) 3/2028 USD (4,353,075) 6,178
3 Month SONIA (13) 3/2028 GBP (4,227,727) 1,860
3 Month SOFR (130) 6/2028 USD (31,416,125) 28,093
3 Month SONIA (8) 6/2028 GBP (2,600,330) 192
Total of short contracts 129,563
Net unrealized appreciation $ 260,555
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,540,670 USD 1,021,905 CITI 3/18/2026 $ 6,346
AUD 1,540,667 USD 1,021,901 JPMC 3/18/2026 6,348
BRL 2,973,291 USD 526,915 CITI
**
3/18/2026 6,643
BRL 2,973,291 USD 526,914 JPMC
**
3/18/2026 6,644
CAD 4,265,433 USD 3,091,095 CITI 3/18/2026 26,235
CAD 4,265,435 USD 3,091,091 JPMC 3/18/2026 26,242
CHF 1,726,451 USD 2,191,610 CITI 3/18/2026 4,757
CHF 1,726,451 USD 2,191,605 JPMC 3/18/2026 4,761
CLP 900,000,000 USD 972,386 CITI
**
3/18/2026 28,179
CLP 900,000,000 USD 972,384 JPMC
**
3/18/2026 28,181
CNY 31,484,399 USD 4,479,967 CITI
**
3/18/2026 52,859
CNY 31,484,384 USD 4,479,976 JPMC
**
3/18/2026 52,849
COP 1,701,279,203 USD 438,575 CITI
**
3/18/2026 923
COP 1,701,279,204 USD 438,574 JPMC
**
3/18/2026 924
CZK 14,000,000 USD 673,810 CITI 3/18/2026 7,967
CZK 26,000,000 USD 1,247,501 JPMC 3/18/2026 18,657
EUR 3,854,403 USD 4,507,802 CITI 3/18/2026 37,210
EUR 3,854,417 USD 4,507,810 JPMC 3/18/2026 37,219
GBP 582,501 USD 778,685 CITI 3/18/2026 6,353
GBP 582,500 USD 778,682 JPMC 3/18/2026 6,354
HUF 501,369,000 USD 1,511,990 CITI 3/18/2026 13,667
HUF 501,369,000 USD 1,511,987 JPMC 3/18/2026 13,670
ILS 1,511,000 USD 470,358 CITI 3/18/2026 4,240
ILS 1,511,000 USD 470,357 JPMC 3/18/2026 4,241
INR 8,541,669 USD 94,040 CITI
**
3/18/2026 379
INR 8,541,667 USD 94,039 JPMC
**
3/18/2026 379

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 129,140,910 USD 829,520 CITI 3/18/2026 $ 73
JPY 129,140,911 USD 829,518 JPMC 3/18/2026 74
KRW 5,799,999,999 USD 3,962,960 CITI
**
3/18/2026 64,009
KRW 5,800,000,001 USD 3,962,952 JPMC
**
3/18/2026 64,017
MXN 29,500,000 USD 1,615,664 CITI 3/18/2026 10,989
MXN 29,500,000 USD 1,615,661 JPMC 3/18/2026 10,992
NOK 16,761,932 USD 1,648,790 CITI 3/18/2026 13,701
NOK 16,761,935 USD 1,648,787 JPMC 3/18/2026 13,704
NZD 528,275 USD 302,969 CITI 3/18/2026 2,017
NZD 528,273 USD 302,967 JPMC 3/18/2026 2,018
PEN 927,272 USD 274,281 CITI
**
3/18/2026 851
PEN 927,272 USD 274,280 JPMC
**
3/18/2026 852
PHP 8,750,000 USD 147,482 CITI
**
3/18/2026 344
PHP 8,750,000 USD 147,482 JPMC
**
3/18/2026 345
PLN 772,499 USD 214,222 CITI 3/18/2026 874
PLN 772,501 USD 214,222 JPMC 3/18/2026 875
SEK 10,211,224 USD 1,085,980 CITI 3/18/2026 27,371
SEK 10,211,224 USD 1,085,977 JPMC 3/18/2026 27,373
SGD 2,829,500 USD 2,202,894 CITI 3/18/2026 8,738
SGD 2,829,500 USD 2,202,889 JPMC 3/18/2026 8,743
THB 6,000,000 USD 191,293 CITI 3/18/2026 150
THB 6,000,000 USD 191,293 JPMC 3/18/2026 150
TWD 1,000,000 USD 31,777 CITI
**
3/18/2026 9
TWD 1,000,000 USD 31,777 JPMC
**
3/18/2026 9
USD 282,798 AUD 422,502 CITI 3/18/2026 818
USD 282,796 AUD 422,498 JPMC 3/18/2026 818
USD 1,572,413 BRL 8,607,311 CITI
**
3/18/2026 27,830
USD 1,572,417 BRL 8,607,315 JPMC
**
3/18/2026 27,833
USD 254,231 CHF 199,500 CITI 3/18/2026 429
USD 254,231 CHF 199,500 JPMC 3/18/2026 430
USD 147,660 COP 566,665,000 CITI
**
3/18/2026 1,271
USD 147,660 COP 566,665,000 JPMC
**
3/18/2026 1,271
USD 1,547,128 EUR 1,309,501 CITI 3/18/2026 2,999
USD 1,547,129 EUR 1,309,499 JPMC 3/18/2026 3,002
USD 41,204 GBP 30,501 CITI 3/18/2026 98
USD 41,201 GBP 30,499 JPMC 3/18/2026 98
USD 35,499 HKD 275,500 CITI 3/18/2026 18
USD 35,499 HKD 275,500 JPMC 3/18/2026 18
USD 9,513 HUF 3,125,000 CITI 3/18/2026 3
USD 9,513 HUF 3,125,000 JPMC 3/18/2026 3
USD 1,415 ILS 4,500 CITI 3/18/2026 1
USD 1,415 ILS 4,500 JPMC 3/18/2026 1
USD 1,104,318 INR 99,166,665 CITI
**
3/18/2026 8,139
USD 1,104,320 INR 99,166,667 JPMC
**
3/18/2026 8,141
USD 1,585,035 JPY 245,000,000 CITI 3/18/2026 11,171
USD 1,585,038 JPY 245,000,001 JPMC 3/18/2026 11,174
USD 104,773 KRW 150,000,000 CITI
**
3/18/2026 628
USD 104,774 KRW 150,000,000 JPMC
**
3/18/2026 628
USD 110,408 MXN 2,000,000 CITI 3/18/2026 127
USD 110,409 MXN 2,000,000 JPMC 3/18/2026 127
USD 306,391 NOK 3,086,830 CITI 3/18/2026 231
USD 306,391 NOK 3,086,832 JPMC 3/18/2026 231
USD 279,909 NZD 482,000 CITI 3/18/2026 1,639
USD 279,910 NZD 482,000 JPMC 3/18/2026 1,640
USD 297,390 PHP 17,500,000 CITI
**
3/18/2026 1,737
USD 297,396 PHP 17,500,000 JPMC
**
3/18/2026 1,743
USD 54,674 SEK 500,000 CITI 3/18/2026 158
USD 54,674 SEK 500,000 JPMC 3/18/2026 158

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 96,282 THB 3,000,000 CITI 3/18/2026 $ 560
USD 96,282 THB 3,000,000 JPMC 3/18/2026 560
ZAR 40,790,809 USD 2,375,270 CITI 3/18/2026 75,419
ZAR 40,790,804 USD 2,375,265 JPMC 3/18/2026 75,424
IDR 500,000,000 USD 29,831 CITI
**
3/25/2026 49
IDR 500,000,000 USD 29,831 JPMC
**
3/25/2026 49
USD 44,890 IDR 750,000,000 CITI
**
3/25/2026 71
USD 44,890 IDR 750,000,000 JPMC
**
3/25/2026 71
Total unrealized appreciation 927,321
AUD 497,668 USD 333,019 CITI 3/18/2026 (873)
AUD 497,664 USD 333,016 JPMC 3/18/2026 (873)
BRL 3,387,988 USD 615,882 CITI
**
3/18/2026 (7,908)
BRL 3,387,991 USD 615,881 JPMC
**
3/18/2026 (7,906)
CAD 577,500 USD 423,581 CITI 3/18/2026 (1,523)
CAD 577,500 USD 423,580 JPMC 3/18/2026 (1,521)
COP 3,548,720,797 USD 925,414 CITI
**
3/18/2026 (8,660)
COP 3,548,720,796 USD 925,412 JPMC
**
3/18/2026 (8,657)
EUR 411,943 USD 486,376 CITI 3/18/2026 (623)
EUR 411,943 USD 486,375 JPMC 3/18/2026 (623)
GBP 119,000 USD 160,750 CITI 3/18/2026 (373)
GBP 119,000 USD 160,749 JPMC 3/18/2026 (373)
HUF 3,631,000 USD 11,052 CITI 3/18/2026 (3)
HUF 3,631,000 USD 11,052 JPMC 3/18/2026 (3)
ILS 23,000 USD 7,230 CITI 3/18/2026 (6)
ILS 23,000 USD 7,230 JPMC 3/18/2026 (6)
INR 55,833,331 USD 622,529 CITI
**
3/18/2026 (5,353)
INR 55,833,333 USD 622,528 JPMC
**
3/18/2026 (5,351)
JPY 625,430,090 USD 4,053,720 CITI 3/18/2026 (35,996)
JPY 625,430,090 USD 4,053,712 JPMC 3/18/2026 (35,990)
MXN 5,000,000 USD 276,365 CITI 3/18/2026 (662)
MXN 5,000,000 USD 276,365 JPMC 3/18/2026 (661)
NOK 2,391,105 USD 237,260 CITI 3/18/2026 (104)
NOK 2,391,107 USD 237,260 JPMC 3/18/2026 (103)
NZD 1,825,356 USD 1,058,429 CITI 3/18/2026 (4,608)
NZD 1,825,355 USD 1,058,427 JPMC 3/18/2026 (4,606)
PEN 39,228 USD 11,647 CITI
**
3/18/2026 (8)
PEN 39,228 USD 11,647 JPMC
**
3/18/2026 (8)
PHP 16,250,000 USD 275,831 CITI
**
3/18/2026 (1,297)
PHP 16,250,000 USD 275,831 JPMC
**
3/18/2026 (1,297)
PLN 2,855,500 USD 795,687 CITI 3/18/2026 (595)
PLN 2,855,500 USD 795,685 JPMC 3/18/2026 (594)
SGD 198,500 USD 155,249 CITI 3/18/2026 (94)
SGD 198,500 USD 155,249 JPMC 3/18/2026 (94)
TWD 111,000,000 USD 3,564,854 CITI
**
3/18/2026 (36,619)
TWD 111,000,000 USD 3,564,847 JPMC
**
3/18/2026 (36,611)
USD 1,929,629 AUD 2,964,003 CITI 3/18/2026 (48,561)
USD 1,929,632 AUD 2,964,001 JPMC 3/18/2026 (48,557)
USD 224,623 BRL 1,265,566 CITI
**
3/18/2026 (2,483)
USD 224,623 BRL 1,265,566 JPMC
**
3/18/2026 (2,483)
USD 1,738,046 CAD 2,414,433 CITI 3/18/2026 (26,508)
USD 1,738,051 CAD 2,414,435 JPMC 3/18/2026 (26,505)
USD 5,311,238 CHF 4,226,078 CITI 3/18/2026 (65,118)
USD 5,311,249 CHF 4,226,078 JPMC 3/18/2026 (65,108)
USD 492,262 CLP 450,000,000 CITI
**
3/18/2026 (8,020)
USD 492,263 CLP 450,000,000 JPMC
**
3/18/2026 (8,019)
USD 2,558,091 CNY 17,959,718 CITI
**
3/18/2026 (27,579)
USD 2,558,096 CNY 17,959,702 JPMC
**
3/18/2026 (27,573)
USD 318,767 COP 1,250,000,000 CITI
**
3/18/2026 (4,150)

Schedule of Investments
December 31, 2025
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 318,768 COP 1,250,000,000 JPMC
**
3/18/2026 $ (4,150)
USD 615,558 CZK 12,750,000 CITI 3/18/2026 (5,346)
USD 1,189,582 CZK 24,750,000 JPMC 3/18/2026 (15,704)
USD 546 DKK 3,500 CITI 3/18/2026 (7)
USD 546 DKK 3,500 JPMC 3/18/2026 (7)
USD 2,283,027 EUR 1,947,946 CITI 3/18/2026 (13,940)
USD 2,283,052 EUR 1,947,963 JPMC 3/18/2026 (13,935)
USD 2,311,456 GBP 1,746,763 CITI 3/18/2026 (42,660)
USD 2,311,460 GBP 1,746,763 JPMC 3/18/2026 (42,656)
USD 471,733 HUF 156,875,000 CITI 3/18/2026 (5,635)
USD 471,734 HUF 156,875,000 JPMC 3/18/2026 (5,634)
USD 830,757 ILS 2,698,000 CITI 3/18/2026 (16,673)
USD 830,759 ILS 2,698,000 JPMC 3/18/2026 (16,671)
USD 882,319 INR 80,208,335 CITI
**
3/18/2026 (4,297)
USD 882,320 INR 80,208,333 JPMC
**
3/18/2026 (4,295)
USD 128,076 JPY 20,000,000 CITI 3/18/2026 (403)
USD 128,076 JPY 20,000,000 JPMC 3/18/2026 (403)
USD 714,282 KRW 1,049,999,998 CITI
**
3/18/2026 (14,738)
USD 714,267 KRW 1,049,999,999 JPMC
**
3/18/2026 (14,753)
USD 2,566,496 MXN 47,500,000 CITI 3/18/2026 (52,691)
USD 2,566,501 MXN 47,500,000 JPMC 3/18/2026 (52,686)
USD 1,324,030 NOK 13,494,215 CITI 3/18/2026 (14,360)
USD 1,324,033 NOK 13,494,218 JPMC 3/18/2026 (14,358)
USD 1,308,158 NZD 2,281,949 CITI 3/18/2026 (9,265)
USD 1,308,160 NZD 2,281,947 JPMC 3/18/2026 (9,263)
USD 42,156 PHP 2,500,000 CITI
**
3/18/2026 (80)
USD 42,153 PHP 2,500,000 JPMC
**
3/18/2026 (83)
USD 3,006,501 PLN 10,959,499 CITI 3/18/2026 (45,085)
USD 3,006,507 PLN 10,959,501 JPMC 3/18/2026 (45,079)
USD 1,823,211 SEK 17,000,000 CITI 3/18/2026 (30,334)
USD 1,823,215 SEK 17,000,000 JPMC 3/18/2026 (30,330)
USD 7,821,060 SGD 10,092,761 CITI 3/18/2026 (67,779)
USD 7,821,076 SGD 10,092,761 JPMC 3/18/2026 (67,763)
USD 1,359,115 THB 43,500,000 CITI 3/18/2026 (28,846)
USD 1,359,118 THB 43,500,000 JPMC 3/18/2026 (28,844)
USD 189,730 TWD 6,000,000 CITI
**
3/18/2026 (986)
USD 189,730 TWD 6,000,000 JPMC
**
3/18/2026 (985)
USD 664,450 ZAR 11,357,476 CITI 3/18/2026 (17,901)
USD 664,451 ZAR 11,357,471 JPMC 3/18/2026 (17,899)
IDR 500,000,000 USD 29,921 CITI
**
3/25/2026 (41)
IDR 500,000,000 USD 29,921 JPMC
**
3/25/2026 (41)
USD 134,080 IDR 2,250,000,000 CITI
**
3/25/2026 (378)
USD 134,080 IDR 2,250,000,000 JPMC
**
3/25/2026 (378)
Total unrealized depreciation (1,328,608)
Net unrealized depreciation $ (401,287)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
December 31, 2025
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 145,528 $ 145,528
CITI
Investment Companies 235,045 – 235,045
GSCO
Cash – 3,968,746 3,968,746
GSIN
Cash (302,878) – (302,878)
Investment Companies 2,156,097 – 2,156,097
JPMC
Investment Companies 276,968 – 276,968
JPMS
Cash – 984,528 984,528
MSCL
Cash – 449,183 449,183

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 105.2%
COMMON STOCKS - 51.9%
Australia - 1 .3%
Aristocrat Leisure Ltd. (2) 2,232 86,411
BHP Group Ltd. (2)(a) 57,196 1,726,126
Computershare Ltd. (2)(a) 7,186 162,860
Evolution Mining Ltd. (2) 477,300 3,994,400
Harvey Norman Holdings Ltd. (2) 25,082 115,818
IGO Ltd. (2)*(a)(b) 570,892 3,111,273
JB Hi-Fi Ltd. (2)(a)(b) 44,412 2,842,909
Northern Star Resources Ltd. (2) 382,109 6,724,220
PLS Group Ltd. (2)*(a)(b) 38,187 106,975
Pro Medicus Ltd. (2) 13,700 2,012,026
Qantas Airways Ltd. (2) 102,228 706,261
QBE Insurance Group Ltd. (2) 64,127 849,006
South32 Ltd. (2) 36,747 86,984
Technology One Ltd. (2) 10,660 197,706
Westpac Banking Corp. (2) 20,294 520,775
Whitehaven Coal Ltd. (2) 66,867 344,198
23,587,948
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 386,946
Brazil - 0 .0% †
MercadoLibre, Inc. * 69 138,984
Wheaton Precious Metals Corp. 1,181 138,841
277,825
Canada - 1 .5%
Agnico Eagle Mines Ltd. (a) 6,302 1,068,707
ARC Resources Ltd. 58,232 1,092,473
AtkinsRealis Group, Inc. 7,285 470,257
Bank of Nova Scotia (The) 51,357 3,787,745
Barrick Mining Corp. (a) 18,748 816,686
Canadian Natural Resources Ltd. 13,581 460,006
Celestica, Inc. *(a)(b) 25,524 7,550,179
Empire Co. Ltd., Class A 10,928 379,938
Fairfax Financial Holdings Ltd. 828 1,578,053
iA Financial Corp., Inc. 5,845 757,289
Imperial Oil Ltd. 2,771 239,398
Kinross Gold Corp. (a)(b) 62,741 1,767,198
Lundin Gold, Inc. 31,208 2,592,500
Manulife Financial Corp. 17,631 640,216
Pan American Silver Corp. 19,323 1,001,803
Shopify, Inc., Class A *(a)(b) 3,827 616,201
Suncor Energy, Inc. 76,852 3,411,041
TFI International, Inc. 1,055 109,047
Tourmaline Oil Corp. 3,136 140,675
28,479,412
China - 0 .2%
Prosus NV (2)(a) 24,355 1,508,037
Yangzijiang Shipbuilding Holdings
Ltd. (2) 509,600 1,376,680
2,884,717
Denmark - 0 .2%
Danske Bank A/S (2) 66,819 3,336,693
ISS A/S (2)(a) 3,710 126,399
Pandora A/S (2) 4,347 480,718
INVESTMENTS SHARES VALUE ($)
Denmark - 0.2% (continued)
Vestas Wind Systems A/S (2) 6,865 185,679
4,129,489
Finland - 0 .2%
Nordea Bank Abp (2)(a)(b) 144,377 2,716,347
Wartsila OYJ Abp (2)(a)(b) 37,916 1,342,401
4,058,748
France - 1 .6%
Air France-KLM (2)* 209,142 2,826,534
BNP Paribas SA (2) 28,342 2,681,353
Carrefour SA (2) 20,994 350,297
Cie de Saint-Gobain SA (2) 11,169 1,135,797
Credit Agricole SA (2) 141,284 2,908,738
Dassault Aviation SA (2) 775 248,469
Eiffage SA (2) 380 54,446
Hermes International SCA (2)(a) 237 588,436
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 1,838 1,385,366
Rexel SA (2) 6,810 267,103
Safran SA (2)(a) 7,355 2,561,872
SCOR SE (2) 1,753 59,011
SEB SA (2) 40 2,305
Societe Generale SA (2) 120,746 9,720,539
Thales SA (2) 7,153 1,929,635
TotalEnergies SE (2)(a) 17,396 1,134,185
Valeo SE (2) 140,837 1,911,292
Vivendi SE (2) 58,538 162,341
29,927,719
Germany - 1 .4%
adidas AG (2)(a) 28,140 5,568,513
Allianz SE (Registered) (2)(a) 5,093 2,354,888
Commerzbank AG (2) 80,560 3,400,004
Continental AG (2) 22,150 1,757,889
Daimler Truck Holding AG (2) 1,756 76,057
Deutsche Bank AG (Registered) (2) 64,815 2,497,914
Fresenius Medical Care AG (2) 3,104 148,264
Heidelberg Materials AG (2)(a) 1,778 460,959
HUGO BOSS AG (2) 6,559 276,375
Mercedes-Benz Group AG (2)(a) 51,054 3,539,170
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 491 323,120
Rheinmetall AG (2) 2,022 3,688,927
RWE AG (2)(a) 16,463 872,322
SAP SE (2)(a) 100 24,297
Scout24 SE (2)(c) 1,458 146,441
thyssenkrupp AG (2) 58,635 630,361
25,765,501
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 1,500 78,482
Techtronic Industries Co. Ltd. (2) 22,500 258,821
WH Group Ltd. (2)(c) 82,500 91,906
429,209

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 0 .8%
Amplifon SpA (2) 23,960 384,135
Banca Monte dei Paschi di Siena
SpA (2) 95,229 1,013,922
Banco BPM SpA (2) 5,213 79,159
Fincantieri SpA (2)* 89,371 1,736,598
Intesa Sanpaolo SpA (2) 306,728 2,119,523
Leonardo SpA (2) 29,124 1,665,909
Poste Italiane SpA (2)(c) 37,296 936,275
UniCredit SpA (2) 43,708 3,620,190
Unipol Assicurazioni SpA (2)(a)(b) 107,599 2,581,477
14,137,188
Japan - 3 .6%
Advantest Corp. (2) 12,800 1,618,533
Asics Corp. (2) 3,100 74,420
Astellas Pharma, Inc. (2) 35,500 472,488
BayCurrent, Inc. (2)(a) 14,400 597,077
Canon, Inc. (2) 46,700 1,381,788
Concordia Financial Group Ltd. (2) 86,300 713,444
Daiichi Sankyo Co. Ltd. (2)(a)(b) 69,900 1,484,295
Disco Corp. (2) 4,500 1,370,980
ENEOS Holdings, Inc. (2)(a)(b) 287,300 2,032,678
Fuji Electric Co. Ltd. (2)(a)(b) 1,700 128,920
Fujikura Ltd. (2)(a)(b) 3,000 332,686
Fujitsu Ltd. (2) 2,800 76,952
Fukuoka Financial Group, Inc. (2) 27,900 902,441
Honda Motor Co. Ltd. (2)(a)(b) 102,300 1,004,041
Hoya Corp. (2) 200 30,334
IHI Corp. (2) 60,900 1,070,658
Inpex Corp. (2) 23,300 466,013
Isetan Mitsukoshi Holdings Ltd. (2)
(a)(b) 127,000 1,844,687
Japan Post Bank Co. Ltd. (2)(a)(b) 285,100 4,013,374
Japan Post Holdings Co. Ltd. (2)
(a)(b) 34,900 368,244
LY Corp. (2)(a)(b) 475,700 1,265,813
Marubeni Corp. (2) 3,200 89,120
Mazda Motor Corp. (2) 195,100 1,506,604
MINEBEA MITSUMI, Inc. (2) 6,000 120,729
Mitsubishi UFJ Financial Group,
Inc. (2) 64,900 1,030,033
Mitsui Chemicals, Inc. (2) 5,800 74,165
Mizuho Financial Group, Inc. (2) 83,100 3,032,698
MS&AD Insurance Group Holdings,
Inc. (2) 24,700 579,883
Murata Manufacturing Co. Ltd. (2)
(a)(b) 32,300 667,575
Nexon Co. Ltd. (2) 82,900 2,024,957
Nippon Steel Corp. (2)(a)(b) 62,000 253,707
Nippon Yusen KK (2) 20,400 660,788
Nomura Holdings, Inc. (2) 262,200 2,184,249
Omron Corp. (2) 70,300 1,778,582
Panasonic Holdings Corp. (2)(a)(b) 251,100 3,255,271
Rakuten Group, Inc. (2)* 196,600 1,259,807
Recruit Holdings Co. Ltd. (2)(a)(b) 124,800 7,012,710
Renesas Electronics Corp. (2)* 19,800 271,198
Resona Holdings, Inc. (2)(a)(b) 215,700 2,052,972
Sanwa Holdings Corp. (2) 20,000 520,764
Seven & i Holdings Co. Ltd. (2)(a) 26,300 377,853
Shimamura Co. Ltd. (2) 4,800 312,757
INVESTMENTS SHARES VALUE ($)
Japan - 3.6% (continued)
Shimizu Corp. (2) 14,800 252,691
Shizuoka Financial Group, Inc. (2) 53,000 822,916
SoftBank Group Corp. (2)(a) 34,800 976,256
Sojitz Corp. (2)(a)(b) 23,080 717,785
Sony Financial Group, Inc. * 36,500 38,681
Sony Group Corp. (2)(a) 38,300 982,433
Square Enix Holdings Co. Ltd. 80,700 1,473,197
Subaru Corp. (2) 5,800 124,881
Sumitomo Corp. (2)(a)(b) 7,700 266,516
Sumitomo Mitsui Financial Group,
Inc. (2)(a)(b) 12,300 395,585
TBS Holdings, Inc. (2) 1,600 59,050
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 133,300 560,515
Tokyo Electron Ltd. (2) 19,400 4,320,911
Toyota Motor Corp. (2)(a)(b) 144,700 3,107,736
Toyota Tsusho Corp. (2) 6,100 205,687
USS Co. Ltd. (2) 50,800 555,885
Yokogawa Electric Corp. (2) 3,300 105,833
65,282,846
Netherlands - 0 .6%
ABN AMRO Bank NV, CVA (2)(c) 46,295 1,617,496
Argenx SE (2)* 218 183,893
ASM International NV (2) 124 75,069
ASML Holding NV (2) 5,971 6,433,873
ING Groep NV (2) 5,135 144,336
NN Group NV (2) 20,842 1,607,848
Wolters Kluwer NV (2)(a) 2,423 250,966
10,313,481
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(c) 73,771 353,382
Norway - 0 .0% †
Kongsberg Gruppen ASA (2) 24,212 620,440
Vend Marketplaces ASA 2,203 61,194
681,634
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .0% †
Sea Ltd., ADR *(a)(b) 3,836 489,359
Spain - 0 .4%
ACS Actividades de Construccion y
Servicios SA (2) 5,948 590,430
Banco Santander SA (2) 403,392 4,748,121
Bankinter SA (2) 7,227 119,789
CaixaBank SA (2) 10,984 134,292
Fluidra SA (2) 5,025 136,138
Industria de Diseno Textil SA (2)(a) 30,231 1,994,178
Repsol SA (2) 4,110 76,686
7,799,634
Sweden - 0 .2%
Electrolux AB, Class B (2)* 57,783 396,555
Evolution AB (2)(c) 4,958 336,656
Svenska Handelsbanken AB, Class
A (2) 23,221 336,415
Swedbank AB, Class A (2) 7,430 257,784

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 0.2% (continued)
Telefonaktiebolaget LM Ericsson,
Class B (2) 337,305 3,282,666
4,610,076
Switzerland - 0 .3%
ABB Ltd. (Registered) (2)(a) 4,749 350,085
Helvetia Baloise Holding AG (2) 1,356 356,646
Logitech International SA
(Registered) (2) 11,394 1,156,697
Lonza Group AG (Registered) (2) 72 48,544
Sandoz Group AG (2) 1,932 140,275
TE Connectivity plc 436 99,194
Temenos AG (Registered) (2) 4,506 448,130
Zurich Insurance Group AG (2)(a) 3,641 2,755,154
5,354,725
United Kingdom - 1 .6%
Aviva plc (2) 21,264 195,521
Barclays plc (2) 402,982 2,579,540
British American Tobacco plc (2)(a) 9,253 524,559
Burberry Group plc (2)* 111,686 1,899,115
Centrica plc (2)(a) 158,393 361,146
CK Hutchison Holdings Ltd. (2) 12,500 84,981
Compass Group plc (2)(a) 55,703 1,764,952
Entain plc (2) 15,316 157,437
Hiscox Ltd. (2) 22,520 430,602
HSBC Holdings plc (2)(a) 84,371 1,327,657
InterContinental Hotels Group plc
(2) 682 95,841
International Consolidated Airlines
Group SA (2) 43,992 244,262
Kingfisher plc (2) 37,209 156,633
Lloyds Banking Group plc (2) 2,898,789 3,834,270
Marks & Spencer Group plc (2) 138,347 615,649
NatWest Group plc (2) 467,070 4,097,269
Persimmon plc (2) 46,429 848,665
Rolls-Royce Holdings plc (2)(a) 285,477 4,415,104
Standard Chartered plc (2) 14,883 363,152
Subsea 7 SA (2) 6,280 126,040
TechnipFMC plc 123,105 5,485,558
Vodafone Group plc (2)(a) 293,492 391,228
29,999,181
United States - 38 .0%
3M Co. 9,583 1,534,238
AbbVie, Inc. (a) 954 217,979
Abercrombie & Fitch Co., Class A * 45,653 5,746,343
Acerinox SA (2) 4,866 72,027
Adobe, Inc. * 19,073 6,675,359
Advanced Micro Devices, Inc. *(a)
(b) 3,202 685,740
Aflac, Inc. 662 72,999
Airbnb, Inc., Class A *(a) 30,609 4,154,253
Alcoa Corp. 84 4,464
Align Technology, Inc. * 10,718 1,673,616
Allison Transmission Holdings, Inc. 8,929 874,149
Allstate Corp. (The) 5,745 1,195,822
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,191 473,601
Alphabet, Inc., Class A (a) 21,029 6,582,077
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Alphabet, Inc., Class C (a) 41,113 12,901,258
Altria Group, Inc. (a) 24,108 1,390,067
Amazon.com, Inc. *(a) 85,424 19,717,567
American Express Co. (a) 1,121 414,714
American International Group, Inc. 18,363 1,570,955
Amphenol Corp., Class A (a) 22,148 2,993,081
AP Moller - Maersk A/S, Class B
(2)(a) 334 766,380
APA Corp. 31,273 764,938
Apple, Inc. (a) 104,633 28,445,526
Applied Materials, Inc. (a) 1,086 279,091
Arista Networks, Inc. *(a) 32,655 4,278,785
Arrow Electronics, Inc. * 1,676 184,662
AT&T, Inc. (a) 58,512 1,453,438
Atlassian Corp., Class A * 65,429 10,608,658
Autodesk, Inc. * 3,709 1,097,901
Axis Capital Holdings Ltd. 12,032 1,288,507
Bank of America Corp. (a) 57,536 3,164,480
Bank of New York Mellon Corp.
(The) 19,918 2,312,281
Bath & Body Works, Inc. 149,037 2,992,663
BellRing Brands, Inc. *(a) 47,135 1,259,919
Berkshire Hathaway, Inc., Class B
*(a)(b) 11,952 6,007,673
Best Buy Co., Inc. (a)(b) 56,450 3,778,199
Biogen, Inc. * 3,290 579,007
BioMarin Pharmaceutical, Inc. * 39,053 2,320,920
Blackrock, Inc. 666 712,846
Booking Holdings, Inc. (a) 990 5,301,777
BorgWarner, Inc. 7,762 349,756
BP plc (2)(a) 696,402 4,061,391
Bristol-Myers Squibb Co. 77,352 4,172,367
Broadcom, Inc. (a)(b) 33,957 11,752,517
Burlington Stores, Inc. * 288 83,189
Capital One Financial Corp. 15,985 3,874,125
Cardinal Health, Inc. 4,950 1,017,225
CarMax, Inc. *(a)(b) 63,684 2,460,750
Celsius Holdings, Inc. *(a)(b) 4,543 207,797
Centene Corp. * 251,002 10,328,732
Charles Schwab Corp. (The) (a) 11,156 1,114,596
Cheniere Energy, Inc. 1,879 365,259
Chewy, Inc., Class A * 127,730 4,221,477
Chipotle Mexican Grill, Inc., Class
A * 42,072 1,556,664
Chord Energy Corp. (a)(b) 969 89,826
Chubb Ltd. (a) 14,652 4,573,182
Ciena Corp. * 15,863 3,709,880
Cigna Group (The) (a) 3,534 972,663
Cincinnati Financial Corp. 2,954 482,447
Cisco Systems, Inc. (a) 11,928 918,814
Citigroup, Inc. (a) 55,154 6,435,920
Citizens Financial Group, Inc. 27,644 1,614,686
Cloudflare, Inc., Class A *(a)(b) 1,847 364,136
CME Group, Inc. 9,983 2,726,158
CNA Financial Corp. 3,029 144,604
CNH Industrial NV (a)(b) 1 9
CNO Financial Group, Inc. 1,735 73,685
Coca-Cola Consolidated, Inc. 5,380 824,754
Comfort Systems USA, Inc. 7,932 7,402,856
Commvault Systems, Inc. * 2,234 280,054

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Concentrix Corp. (a)(b) 5,025 208,940
Confluent, Inc., Class A *(a)(b) 5,126 155,010
ConocoPhillips (a) 32,067 3,001,792
Corebridge Financial, Inc. 30,074 907,333
Costco Wholesale Corp. (a)(b) 87 75,024
CRH plc (a)(b) 13,692 1,708,762
Crowdstrike Holdings, Inc., Class
A *(a)(b) 227 106,409
Crown Holdings, Inc. (a)(b) 1,058 108,942
Cummins, Inc. 1,151 587,528
CVS Health Corp. (a)(b) 7,888 625,992
Danaher Corp. 4,551 1,041,815
Datadog, Inc., Class A *(a)(b) 3,990 542,600
Deckers Outdoor Corp. * 14,262 1,478,542
Dell Technologies, Inc., Class C 5,068 637,960
Delta Air Lines, Inc. 43,077 2,989,544
Devon Energy Corp. 2,039 74,689
Dexcom, Inc. * 7,071 469,302
Dollar General Corp. (a) 11,151 1,480,518
DoorDash, Inc., Class A *(a)(b) 2,614 592,019
DoubleVerify Holdings, Inc. * 12,104 138,470
DR Horton, Inc. (a) 14,822 2,134,813
DraftKings, Inc., Class A *(a)(b) 169,262 5,832,769
Edison International (a) 59,700 3,583,194
Elastic NV * 64,304 4,851,094
Elevance Health, Inc. (a) 622 218,042
Eli Lilly & Co. (a) 5,059 5,436,806
EMCOR Group, Inc. 158 96,663
Evercore, Inc., Class A 11,354 3,863,199
Everest Group Ltd. 796 270,123
Exelixis, Inc. * 103,973 4,557,137
Expedia Group, Inc. 22,520 6,380,141
Exxon Mobil Corp. (a) 29,351 3,532,099
F&G Annuities & Life, Inc. 2,127 65,618
Federated Hermes, Inc., Class B
(a)(b) 1,232 64,150
FedEx Corp. (a) 29,245 8,447,711
Fidelity National Financial, Inc. 35,452 1,935,325
First Horizon Corp. 40,301 963,194
Flowserve Corp. 13,408 930,247
Fluor Corp. * 21,258 842,455
Fortinet, Inc. * 12,544 996,119
Freeport-McMoRan, Inc. 55,981 2,843,275
Gap, Inc. (The) 43,566 1,115,290
Garmin Ltd. (a) 5,639 1,143,871
Gartner, Inc. * 21,577 5,443,446
Gates Industrial Corp. plc * 51,969 1,115,774
GE Aerospace 23,348 7,191,884
GE Vernova, Inc. 7,027 4,592,636
General Motors Co. (a) 122,309 9,946,168
Genpact Ltd. (a) 25,527 1,194,153
Gilead Sciences, Inc. 12,591 1,545,419
Gitlab, Inc., Class A *(a)(b) 42,715 1,603,094
Globe Life, Inc. 6,073 849,370
GoDaddy, Inc., Class A * 5,532 686,411
Goodyear Tire & Rubber Co. (The)
*(a)(b) 82,091 719,117
Graphic Packaging Holding Co. (a)
(b) 7,532 113,432
GSK plc (2) 26,456 648,627
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Guidewire Software, Inc. * 5,391 1,083,645
Haemonetics Corp. * 77,017 6,172,913
Hasbro, Inc. 2,365 193,930
HealthEquity, Inc. *(a)(b) 10,544 965,936
Hewlett Packard Enterprise Co. 71,920 1,727,518
HF Sinclair Corp. 23,688 1,091,543
Holcim AG (2)(a) 1,393 135,609
Home Depot, Inc. (The) (a)(b) 332 114,241
Howmet Aerospace, Inc. 9,208 1,887,824
HP, Inc. 46,683 1,040,097
HubSpot, Inc. * 3,430 1,376,459
Huntington Bancshares, Inc. (a)(b) 71,384 1,238,512
Illumina, Inc. *(a)(b) 14,898 1,954,022
Incyte Corp. * 58,993 5,826,739
Insulet Corp. *(a)(b) 1,871 531,813
Intel Corp. *(a)(b) 77,494 2,859,529
International Business Machines
Corp. (a)(b) 949 281,103
Intuit, Inc. (a) 1,144 757,808
Invesco Ltd. 68,597 1,802,043
IQVIA Holdings, Inc. * 8,225 1,853,997
JB Hunt Transport Services, Inc. 11,183 2,173,304
Johnson & Johnson (a) 37,735 7,809,258
Johnson Controls International plc
(a)(b) 21,199 2,538,580
JPMorgan Chase & Co. (a) 3,498 1,127,126
KB Home 3,577 201,779
KLA Corp. 324 393,686
Kyndryl Holdings, Inc. * 45,655 1,212,597
Lam Research Corp. 13,066 2,236,638
Las Vegas Sands Corp. 52,429 3,412,604
LivaNova plc * 6,240 383,947
Lockheed Martin Corp. (a) 3,562 1,722,833
Lyft, Inc., Class A * 191,376 3,706,953
LyondellBasell Industries NV, Class
A (a)(b) 12,921 559,479
Manhattan Associates, Inc. * 9,823 1,702,424
Marathon Petroleum Corp. (a)(b) 1,596 259,557
MarketAxess Holdings, Inc. 9,403 1,704,294
Mastercard, Inc., Class A (a) 519 296,287
Mattel, Inc. * 5,958 118,207
McKesson Corp. (a) 2,672 2,191,815
Medpace Holdings, Inc. *(a)(b) 7,634 4,287,636
Merck & Co., Inc. 65,973 6,944,318
Meta Platforms, Inc., Class A (a) 23,549 15,544,458
MetLife, Inc. 24,250 1,914,295
MGIC Investment Corp. 12,479 364,636
MGM Resorts International * 2,244 81,884
Micron Technology, Inc. 35,495 10,130,628
Microsoft Corp. (a) 62,342 30,149,837
MongoDB, Inc., Class A *(a)(b) 9,047 3,796,935
Mosaic Co. (The) 1,760 42,398
MSCI, Inc., Class A 197 113,025
Natera, Inc. * 14,715 3,371,059
Nestle SA (Registered) (2)(a) 8,121 806,083
NetApp, Inc. 4,370 467,983
Netflix, Inc. * 21,100 1,978,336
Neurocrine Biosciences, Inc. * 11,498 1,630,761
New York Times Co. (The), Class A 7,629 529,605
Newell Brands, Inc. 225,570 839,120

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Newmont Corp. (a) 9,812 979,728
Nexstar Media Group, Inc., Class A 2,201 446,913
Northern Trust Corp. 2,322 317,162
Northrop Grumman Corp. 1,025 584,465
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 104,354 2,329,181
Novartis AG (Registered) (2)(a) 53,085 7,314,900
Nutanix, Inc., Class A * 76,808 3,970,206
NVIDIA Corp. (a) 220,140 41,056,109
Old Republic International Corp. 27,028 1,233,558
OneMain Holdings, Inc. 1,213 81,938
Oracle Corp. 28,377 5,530,961
Oshkosh Corp. (a)(b) 3,580 449,755
Owens Corning 3,385 378,815
PACCAR, Inc. 905 99,107
Palantir Technologies, Inc., Class
A * 33,883 6,022,703
Palo Alto Networks, Inc. *(a)(b) 10,373 1,910,707
PayPal Holdings, Inc. 58,104 3,392,112
Pegasystems, Inc. 6,388 381,491
PepsiCo, Inc. (a) 4,529 650,002
Pfizer, Inc. 25,675 639,308
PG&E Corp. (a) 352,739 5,668,516
Philip Morris International, Inc. (a) 13,982 2,242,713
Phillips 66 1,461 188,527
Pinnacle Financial Partners, Inc. 26,963 2,572,540
Pinterest, Inc., Class A *(a)(b) 44,163 1,143,380
PNC Financial Services Group, Inc.
(The) 26,392 5,508,802
Popular, Inc. 1,585 197,364
Principal Financial Group, Inc. 8,752 772,014
Progressive Corp. (The) (a) 3,891 886,059
Prologis, Inc., REIT (a)(b) 573 73,149
Prosperity Bancshares, Inc. 1,478 102,145
QUALCOMM, Inc. (a) 4,590 785,120
Ralph Lauren Corp., Class A 5,150 1,821,092
Regeneron Pharmaceuticals, Inc. 6,181 4,770,928
Reinsurance Group of America, Inc. 5,802 1,180,475
Robinhood Markets, Inc., Class A
*(a)(b) 9,433 1,066,872
ROBLOX Corp., Class A * 64,159 5,198,804
Roche Holding AG (2)(a) 6,969 2,877,990
Roku, Inc., Class A * 16,357 1,774,571
Salesforce, Inc. (a) 10,621 2,813,609
Sandisk Corp. * 10,429 2,475,636
Sarepta Therapeutics, Inc. *(a)(b) 38,676 832,308
Seagate Technology Holdings plc
(a)(b) 6,437 1,772,685
Selective Insurance Group, Inc. 56,637 4,738,818
ServiceNow, Inc. * 23,335 3,574,689
Shell plc (2)(a) 38,486 1,418,296
Smurfit WestRock plc (a)(b) 66,561 2,573,914
Snap, Inc., Class A *(a)(b) 133,405 1,076,578
Snowflake, Inc., Class A * 23,385 5,129,734
SS&C Technologies Holdings, Inc.
(a) 1,732 151,411
State Street Corp. 2,835 365,743
Stifel Financial Corp. 987 123,592
Swiss Re AG (2) 7,803 1,299,899
Synchrony Financial 9,665 806,351
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Take-Two Interactive Software,
Inc. * 996 255,006
Tapestry, Inc. 15,223 1,945,043
Target Corp. (a) 2,582 252,391
Tenet Healthcare Corp. * 18,946 3,764,949
Tesla, Inc. *(a)(b) 18,008 8,098,558
Texas Capital Bancshares, Inc. * 3,285 297,424
Texas Pacific Land Corp. (a)(b) 672 193,012
Texas Roadhouse, Inc., Class A 7,114 1,180,924
TJX Cos., Inc. (The) (a) 13,476 2,070,048
T-Mobile US, Inc. (a) 1,908 387,400
Toll Brothers, Inc. 24,107 3,259,749
Toro Co. (The) 2,680 210,970
Trane Technologies plc 4,786 1,862,711
Travelers Cos., Inc. (The) 6,427 1,864,216
Trex Co., Inc. * 26,941 945,090
Trimble, Inc. *(a)(b) 4,040 316,534
Truist Financial Corp. 5,366 264,061
Tyson Foods, Inc., Class A (a) 1,313 76,968
Uber Technologies, Inc. *(a)(b) 16,849 1,376,732
Union Pacific Corp. (a) 1,581 365,717
United Airlines Holdings, Inc. * 15,795 1,766,197
United Parcel Service, Inc., Class
B (a) 34,680 3,439,909
United Therapeutics Corp. * 2,468 1,202,533
UnitedHealth Group, Inc. (a) 14,453 4,771,080
Unum Group 7,822 606,205
US Bancorp 9,228 492,406
US Foods Holding Corp. *(a)(b) 11,188 842,680
Valero Energy Corp. 3,631 591,090
Veeva Systems, Inc., Class A * 13,026 2,907,794
VeriSign, Inc. 9,070 2,203,557
Verizon Communications, Inc. (a) 1,836 74,780
Vertiv Holdings Co., Class A 18,095 2,931,571
Visa, Inc., Class A (a) 810 284,075
Walmart, Inc. (a) 67,533 7,523,852
Walt Disney Co. (The) 19,879 2,261,634
Weatherford International plc 5,625 440,213
Wells Fargo & Co. (a) 4,922 458,730
WESCO International, Inc. (a)(b) 673 164,643
West Pharmaceutical Services, Inc. 7,008 1,928,181
Western Digital Corp. (a)(b) 6,909 1,190,213
Westinghouse Air Brake
Technologies Corp. 1,676 357,742
WEX, Inc. *(a)(b) 2,716 404,630
Woodward, Inc. 683 206,485
Workday, Inc., Class A *(a)(b) 1,469 315,512
Zoom Communications, Inc., Class
A * 18,808 1,622,942
Zscaler, Inc. *(a)(b) 4,956 1,114,704
699,895,488
TOTAL COMMON STOCKS
(Cost $694,286,750) 958,844,508

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $411,846) 4,482 546,978
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 9 .0%
French Republic
0.10%, 3/1/2029 (2)(d)(e) EUR 17,839,640 20,455,944
0.10%, 7/25/2031 (2)(d)(e) 10,328,808 11,489,520
0.10%, 3/1/2032 (2)(d)(e) 1,497,327 1,613,545
0.60%, 7/25/2034 (2)(d)(e) 8,044,272 8,776,749
0.10%, 3/1/2036 (2)(d)(e) 8,498,752 8,348,946
0.10%, 7/25/2036 (2)(d)(e) 10,769,840 10,708,822
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 11,933,274 15,308,143
1.25%, 11/22/2032 (2)(d)(e) 16,698,892 22,491,535
0.75%, 11/22/2033 (2)(d)(e) 11,929,614 15,286,563
0.75%, 3/22/2034 (2)(d)(e) 15,437,840 19,616,203
1.13%, 9/22/2035 (2)(d)(e) 9,171,888 11,818,880
0.13%, 11/22/2036 (2)(d)(e) 13,161,204 15,007,982
1.13%, 11/22/2037 (2)(d)(e) 3,827,379 4,799,308
Cost: $163,604,124 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $163,604,124) 165,722,140
U.S. TREASURY OBLIGATIONS - 26 .9%
U.S. Treasury Inflation-Linked Notes
2.13%, 4/15/2029 (2)(d) $ 26,738,326 27,301,811
1.63%, 10/15/2029 (2)(d) 31,354,137 31,661,650
1.63%, 4/15/2030 (2)(d) 34,776,900 34,947,395
0.13%, 7/15/2030 (2)(d) 35,050,620 33,076,635
1.13%, 10/15/2030 (2)(d) 15,501,794 15,264,290
0.13%, 1/15/2031 (2)(d) 34,772,240 32,410,956
0.13%, 7/15/2031 (2)(d) 36,688,470 33,991,550
0.13%, 1/15/2032 (2)(d) 38,997,052 35,630,965
0.63%, 7/15/2032 (2)(d) 35,300,475 33,115,177
1.13%, 1/15/2033 (2)(d) 35,962,661 34,504,740
1.38%, 7/15/2033 (2)(d) 33,342,310 32,497,484
1.75%, 1/15/2034 (2)(d) 36,226,350 36,018,636
1.88%, 7/15/2034 (2)(d) 38,082,489 38,232,270
2.13%, 1/15/2035 (2)(d) 40,547,382 41,263,187
1.88%, 7/15/2035 (2)(d) 36,910,692 36,811,865
Cost: $495,657,368 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $495,657,368) 496,728,611
SHARES
SHORT-TERM INVESTMENTS - 17.4%
INVESTMENT COMPANIES - 17 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (f)(g) 31,095,350 31,095,350
Limited Purpose Cash Investment
Fund, 3.78% (f) 285,378,591 285,378,591
TOTAL INVESTMENT COMPANIES
(Cost $316,457,067) 316,473,941
—
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 0 .3%
U.S. Treasury Bills
4.21%, 1/15/2026 (2)(h)(i)
(Cost $5,218,615) 5,227,000 5,220,320
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $321,675,682) 321,694,261
TOTAL LONG POSITIONS
(Cost $1,675,635,770) 1,943,536,498
SHARES
SHORT POSITIONS - (12.0)%
COMMON STOCKS - (12.0)%
Australia - ( 0 .9 ) %
Cochlear Ltd. (2) (4,445) (771,738)
IDP Education Ltd. (2) (327,764) (1,259,517)
Lynas Rare Earths Ltd. (2) (90,824) (744,887)
Mineral Resources Ltd. (2) (4,625) (166,953)
NEXTDC Ltd. (2) (175,823) (1,463,898)
Ramsay Health Care Ltd. (2) (73,242) (1,674,717)
Reece Ltd. (2) (13,960) (124,262)
Telix Pharmaceuticals Ltd. (2) (373,563) (2,792,548)
Treasury Wine Estates Ltd. (2) (765,927) (2,672,624)
WiseTech Global Ltd. (2) (97,474) (4,431,611)
(16,102,755)
Canada - ( 0 .1 ) %
Bombardier, Inc., Class B (1,972) (335,479)
Cameco Corp. (19,398) (1,776,212)
Gildan Activewear, Inc. (1,731) (108,195)
(2,219,886)
Denmark - ( 0 .0 ) % †
Coloplast A/S, Class B (2) (1,807) (154,924)
Zealand Pharma A/S (2) (3,747) (272,228)
(427,152)
France - ( 0 .2 ) %
Alstom SA (2) (16,949) (500,028)
BioMerieux (2) (2,340) (302,784)
Edenred SE (2) (12,251) (270,820)
Remy Cointreau SA (2) (25,586) (1,096,061)
Sartorius Stedim Biotech (2) (2,172) (533,490)
SPIE SA (2) (4,417) (254,646)
(2,957,829)
Germany - ( 0 .1 ) %
CTS Eventim AG & Co. KGaA (2) (14,742) (1,349,517)
TeamViewer SE (2)(c) (28,184) (198,431)
(1,547,948)
Italy - ( 0 .1 ) %
BPER Banca SpA (2) (41,734) (563,930)
Italgas SpA (2) (147,724) (1,647,654)
Prysmian SpA (2) (2,400) (239,418)
(2,451,002)

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - ( 1 .7 ) %
Chugai Pharmaceutical Co. Ltd. (2) (18,700) (981,031)
Daifuku Co. Ltd. (2) (13,700) (431,217)
Ebara Corp. (2) (5,800) (136,705)
Eisai Co. Ltd. (2) (3,400) (100,949)
Ibiden Co. Ltd. (2) (93,000) (4,016,847)
Kokusai Electric Corp. (2) (1,900) (66,447)
Lasertec Corp. (2) (9,000) (1,714,884)
M3, Inc. (2) (278,900) (3,751,993)
MonotaRO Co. Ltd. (2) (53,900) (858,261)
Nippon Sanso Holdings Corp. (2) (38,500) (1,150,152)
Nissan Motor Co. Ltd. (2) (387,900) (963,904)
Nitori Holdings Co. Ltd. (2) (7,000) (122,179)
Oriental Land Co. Ltd. (2) (13,800) (255,300)
Ryohin Keikaku Co. Ltd. (2) (24,700) (436,139)
Sanrio Co. Ltd. (2) (4,900) (153,322)
SCREEN Holdings Co. Ltd. (2) (81,900) (7,977,416)
Toho Co. Ltd. (1,400) (71,323)
Toyota Industries Corp. (2) (59,600) (6,756,646)
Yamaha Motor Co. Ltd. (2) (46,000) (341,149)
(30,285,864)
Luxembourg - ( 0 .0 ) % †
ArcelorMittal SA (2) (1,806) (82,931)
Mexico - ( 0 .0 ) % †
Fresnillo plc (2) (12,638) (563,534)
Poland - ( 0 .0 ) % †
InPost SA (2) (37,939) (466,222)
Spain - ( 0 .0 ) % †
Cellnex Telecom SA (2)(c) (5,101) (164,261)
Sweden - ( 0 .1 ) %
Hexagon AB, Class B (2) (84,568) (996,101)
Switzerland - ( 0 .2 ) %
Barry Callebaut AG (Registered) (2) (1,565) (2,558,637)
Belimo Holding AG (Registered) (2) (570) (556,926)
SIG Group AG (2) (13,776) (196,500)
VAT Group AG (2)(c) (2,263) (1,086,466)
Ypsomed Holding AG (Registered)
(2) (388) (159,626)
(4,558,155)
Thailand - ( 0 .0 ) % †
Fabrinet (654) (297,753)
United Kingdom - ( 0 .1 ) %
Babcock International Group plc (2) (21,034) (350,528)
JD Sports Fashion plc (2) (415,217) (470,643)
SSE plc (2) (53,117) (1,557,280)
Wise plc, Class A (2) (18,672) (223,691)
(2,602,142)
United States - ( 8 .5 ) %
AAON, Inc. (30,849) (2,352,236)
Acadia Healthcare Co., Inc. (37,369) (530,266)
AeroVironment, Inc. (13,590) (3,287,285)
Air Products and Chemicals, Inc. (5,379) (1,328,721)
Americold Realty Trust, Inc., REIT (43,343) (557,391)
Amkor Technology, Inc. (77,203) (3,047,974)
Apellis Pharmaceuticals, Inc. (47,634) (1,196,566)
INVESTMENTS SHARES VALUE ($)
United States - (8.5)% (continued)
Apollo Global Management, Inc. (546) (79,039)
Appfolio, Inc., Class A (313) (72,819)
AST SpaceMobile, Inc. (53,581) (3,891,588)
Astera Labs, Inc. (25,098) (4,175,303)
Aurora Innovation, Inc. (116,413) (447,026)
Avient Corp. (2,610) (81,536)
Avis Budget Group, Inc. (66,737) (8,563,691)
Axon Enterprise, Inc. (2,326) (1,321,005)
BILL Holdings, Inc. (18,112) (987,828)
Bio-Rad Laboratories, Inc., Class A (1,281) (388,130)
Bio-Techne Corp. (1,839) (108,152)
Builders FirstSource, Inc. (13,333) (1,371,832)
Bunge Global SA (909) (80,974)
BWX Technologies, Inc. (318) (54,963)
Carvana Co., Class A (4,000) (1,688,080)
Cava Group, Inc. (66,949) (3,929,237)
Celanese Corp., Class A (17,671) (747,130)
Certara, Inc. (292,711) (2,578,784)
Cirrus Logic, Inc. (3,163) (374,816)
Clarivate plc (230,217) (768,925)
Clearway Energy, Inc., Class C (60,357) (2,007,474)
Cleveland-Cliffs, Inc. (202,906) (2,694,592)
Coherent Corp. (6,452) (1,190,846)
Corcept Therapeutics, Inc. (4,063) (141,392)
Coty, Inc., Class A (16,724) (51,510)
Crane NXT Co. (47,293) (2,226,082)
Cytokinetics, Inc. (43,269) (2,749,312)
DENTSPLY SIRONA, Inc. (53,634) (613,037)
Dick's Sporting Goods, Inc. (3,178) (629,149)
Dutch Bros, Inc., Class A (28,744) (1,759,708)
DXC Technology Co. (26,571) (389,265)
Elanco Animal Health, Inc. (3,043) (68,863)
elf Beauty, Inc. (761) (57,866)
Enphase Energy, Inc. (7,484) (239,862)
Entegris, Inc. (26,832) (2,260,596)
Erie Indemnity Co., Class A (2,342) (671,334)
Etsy, Inc. (8,433) (467,526)
Everus Construction Group, Inc. (6,848) (585,915)
First Citizens BancShares, Inc.,
Class A (357) (766,186)
Flagstar Bank NA (28,842) (363,121)
Floor & Decor Holdings, Inc., Class
A (14,155) (861,898)
GCI Liberty, Inc. Escrow, Class A (3) (114) –
Globant SA (32,608) (2,131,585)
Hamilton Lane, Inc., Class A (1,256) (168,693)
Hancock Whitney Corp. (10,592) (674,499)
Harley-Davidson, Inc. (58,049) (1,189,424)
Hims & Hers Health, Inc. (120,531) (3,913,642)
Hyatt Hotels Corp., Class A (11,657) (1,868,850)
IDEXX Laboratories, Inc. (136) (92,008)
Ingersoll Rand, Inc. (13,645) (1,080,957)
Inspire Medical Systems, Inc. (11,723) (1,081,212)
International Paper Co. (43,861) (1,727,685)
Ionis Pharmaceuticals, Inc. (8,431) (666,976)
Iridium Communications, Inc. (57,156) (993,371)
Jabil, Inc. (8,514) (1,941,362)
James Hardie Industries plc,
CHESS (2) (158,121) (3,246,091)
Kilroy Realty Corp., REIT (39,694) (1,483,365)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.5)% (continued)
Kinsale Capital Group, Inc. (555) (217,072)
Kratos Defense & Security
Solutions, Inc. (32,612) (2,475,577)
Lantheus Holdings, Inc. (19,961) (1,328,405)
Lattice Semiconductor Corp. (24,263) (1,785,272)
Liberty Media Corp-Liberty Formula
One, Class A (886) (79,191)
LPL Financial Holdings, Inc. (6,328) (2,260,172)
Lumentum Holdings, Inc. (1,612) (594,167)
MACOM Technology Solutions
Holdings, Inc. (2,116) (362,428)
Moderna, Inc. (22,145) (653,056)
Monolithic Power Systems, Inc. (439) (397,892)
MP Materials Corp. (25,055) (1,265,779)
Murphy Oil Corp. (41,081) (1,283,781)
National Storage Affiliates Trust,
REIT (14,010) (395,222)
nCino, Inc. (60,445) (1,549,810)
NIKE, Inc., Class B (55,613) (3,543,104)
Novanta, Inc. (898) (106,853)
NRG Energy, Inc. (6,006) (956,395)
Option Care Health, Inc. (79,208) (2,523,567)
Ormat Technologies, Inc. (9,629) (1,063,716)
Park Hotels & Resorts, Inc., REIT (15,350) (160,561)
Paycom Software, Inc. (4,924) (784,689)
Penn Entertainment, Inc. (45,714) (674,282)
Performance Food Group Co. (5,655) (508,498)
Perrigo Co. plc (20,446) (284,608)
Plug Power, Inc. (75,821) (149,367)
Pool Corp. (2,367) (541,451)
Quanta Services, Inc. (10,824) (4,568,377)
QuantumScape Corp. (254,640) (2,653,349)
QXO, Inc. (288,491) (5,564,990)
Repligen Corp. (1,840) (301,502)
Revvity, Inc. (5,062) (489,749)
RH (11,909) (2,133,497)
Rocket Cos., Inc., Class A (72,065) (1,395,178)
Rocket Lab Corp. (25,652) (1,789,484)
Saia, Inc. (1,193) (389,538)
Sensata Technologies Holding plc (5,070) (168,780)
Shift4 Payments, Inc., Class A (56,311) (3,545,904)
Sterling Infrastructure, Inc. (1,689) (517,222)
Strategy, Inc., Class A (6,340) (963,363)
Summit Therapeutics, Inc. (38,282) (669,552)
Super Micro Computer, Inc. (60,562) (1,772,650)
Terex Corp. (3,229) (172,364)
Thor Industries, Inc. (692) (71,048)
TopBuild Corp. (1,194) (498,125)
Trade Desk, Inc. (The), Class A (1,968) (74,705)
Twilio, Inc., Class A (576) (81,930)
Ultragenyx Pharmaceutical, Inc. (1,373) (31,579)
Under Armour, Inc., Class A (164,490) (817,515)
Vail Resorts, Inc. (386) (51,261)
Viking Therapeutics, Inc. (64,302) (2,262,144)
Vistra Corp. (25,183) (4,062,773)
Wayfair, Inc., Class A (4,532) (455,058)
Westlake Corp. (3,158) (233,503)
Whirlpool Corp. (15,511) (1,118,964)
WillScot Holdings Corp. (122,206) (2,301,139)
Wingstop, Inc. (6,035) (1,439,287)
INVESTMENTS SHARES VALUE ($)
United States - (8.5)% (continued)
XPO, Inc. (13,971) (1,898,799)
(155,504,795)
TOTAL COMMON STOCKS
(Proceeds $(245,574,114))                                                     (221,228,330)
PREFERRED STOCKS - (0.0)% †
Germany - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (450,599)
Sartorius AG (Preference) (2) (652) (187,753)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171))                                                     (638,352)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(246,617,285)) (221,866,682)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.2%
(Cost $1,429,018,485) 1,721,669,816
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.8%
‡
126,546,721
NET ASSETS - 100.0% 1,848,216,537
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 52,036,614 2 .8%
Consumer Discretionary 117,337,080 6 .3
Consumer Staples 12,946,798 0 .7
Energy 28,021,189 1 .5
Financials 163,363,838 8 .8
Foreign Government Securities 165,722,140 9 .0
Health Care 81,781,408 4 .4
Industrials 53,430,327 2 .9
Information Technology 211,913,597 11 .5
Materials 19,466,942 1 .1
Real Estate (2,523,390) ( 0 .1 )
Utilities (249,599) 0 .0 †
Investment Companies 316,473,941 17 .1
U.S. Treasury Obligations 501,948,931 27 .2
Total Investments In Securities
At Value 1,721,669,816 93 .2
Other Assets in Excess of
Liabilities ‡ 126,546,721 6 .8
Net Assets
$ 1,848,216,537 100 .0%

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $242,088,306, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $84,778,999.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $3,482,156 of investments in securities and $(1,899,757) of securities sold short, which represents 0.19% and (0.10)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2025 amounted to $165,722,140 of investments in securities, which represents 8.97% of net assets of the Fund.
(f) Represents 7-day effective yield as of December 31, 2025.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread
(-0.10%)
Increases in
total return of
reference entity
Monthly MSCS 03/18/2026 CAD 10,688,676 $ 49,107
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 15,754,881 287,057
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 HKD 251,405,882 321,428

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.32%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 EUR 19,909,129 $ 699,698
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.52%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 SEK 13,998,136 18,938
Total unrealized appreciation 1,376,228
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 01/16/2026 EUR (8,378,040) (22,574)
Swiss Market Index
March Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF (6,471,430) (167,432)
MSCI Netherlands
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.44%)
Monthly BANA 03/18/2026 EUR (3,662,193) (2,056)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.34%)
Monthly BANA 03/18/2026 EUR (13,824,031) (323,211)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread (0.18%)
Monthly BANA 03/18/2026 CHF (2,905,355) (3,967)
Total unrealized depreciation (519,240)
Net unrealized appreciation $ 856,988

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 415 1/2026 USD $ 25,252,750 $ 40,216
CAC 40 10 Euro Index 138 1/2026 EUR 13,223,962 39,304
Hang Seng Index 11 1/2026 HKD 1,812,533 (13,815)
LME Aluminum Base Metal 1 1/2026 USD 74,470 5,204
LME Aluminum Base Metal 1 1/2026 USD 74,471 2,716
LME Aluminum Base Metal 7 1/2026 USD 519,881 43,173
LME Aluminum Base Metal 3 1/2026 USD 221,070 18,776
LME Aluminum Base Metal 3 1/2026 USD 223,487 6,475
LME Aluminum Base Metal 3 1/2026 USD 223,133 16,146
LME Aluminum Base Metal 9 1/2026 USD 670,205 46,379
LME Aluminum Base Metal 12 1/2026 USD 892,890 62,573
LME Aluminum Base Metal 24 1/2026 USD 1,784,100 111,040
LME Aluminum Base Metal 25 1/2026 USD 1,862,706 74,348
LME Aluminum Base Metal 28 1/2026 USD 2,083,760 95,719
LME Copper Base Metal 1 1/2026 USD 311,638 44,898
LME Copper Base Metal 1 1/2026 USD 314,959 49,785
LME Copper Base Metal 2 1/2026 USD 622,937 91,394
LME Copper Base Metal 2 1/2026 USD 623,299 93,232
LME Copper Base Metal 2 1/2026 USD 623,300 92,294
LME Copper Base Metal 10 1/2026 USD 3,112,873 414,009
LME Copper Base Metal 6 1/2026 USD 1,868,308 260,894
LME Copper Base Metal 6 1/2026 USD 1,868,668 240,853
LME Copper Base Metal 4 1/2026 USD 1,244,618 134,907
LME Copper Base Metal 4 1/2026 USD 1,244,718 143,854
LME Copper Base Metal 4 1/2026 USD 1,246,639 193,296
LME Copper Base Metal 4 1/2026 USD 1,244,818 143,382
LME Copper Base Metal 16 1/2026 USD 4,985,856 774,671
LME Lead Base Metal 2 1/2026 USD 98,412 (1,300)
LME Lead Base Metal 3 1/2026 USD 148,222 (475)
LME Lead Base Metal 1 1/2026 USD 49,507 (659)
LME Lead Base Metal 1 1/2026 USD 49,493 (72)
LME Lead Base Metal 1 1/2026 USD 49,265 (1,326)
LME Lead Base Metal 1 1/2026 USD 49,386 (842)
LME Lead Base Metal 12 1/2026 USD 595,575 (12,298)
LME Nickel Base Metal 1 1/2026 USD 99,302 7,129
LME Nickel Base Metal 2 1/2026 USD 198,083 12,287
LME Nickel Base Metal 2 1/2026 USD 198,343 16,237
LME Nickel Base Metal 6 1/2026 USD 594,944 49,097
LME Zinc Base Metal 2 1/2026 USD 154,882 2,776
LME Zinc Base Metal 2 1/2026 USD 154,354 3,366
LME Zinc Base Metal 3 1/2026 USD 231,455 4,132
LME Zinc Base Metal 3 1/2026 USD 232,274 932
LME Zinc Base Metal 9 1/2026 USD 693,821 15,874
LME Zinc Base Metal 12 1/2026 USD 927,918 21,832
LME Zinc Base Metal 7 1/2026 USD 541,373 17,552
LME Zinc Base Metal 7 1/2026 USD 540,542 21,585
Natural Gas 13 1/2026 USD 479,180 (24,153)
OMXS30 Index 80 1/2026 SEK 2,515,831 61,477
WTI Crude Oil 176 1/2026 USD 10,105,920 48,030
100 oz Gold 173 2/2026 USD 75,101,030 3,320,427
Brent Crude Oil 442 2/2026 USD 26,736,580 (284,256)
Lean Hogs 143 2/2026 USD 4,867,720 211,776
Live Cattle 148 2/2026 USD 13,710,720 588,304
LME Aluminum Base Metal 1 2/2026 USD 74,571 3,137

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 2/2026 USD $ 149,192 $ 5,614
LME Aluminum Base Metal 6 2/2026 USD 447,503 19,707
LME Aluminum Base Metal 6 2/2026 USD 447,353 11,512
LME Copper Base Metal 3 2/2026 USD 933,613 116,265
LME Copper Base Metal 4 2/2026 USD 1,244,962 178,901
LME Lead Base Metal 3 2/2026 USD 149,106 (2,906)
LME Nickel Base Metal 2 2/2026 USD 198,807 17,241
LME Nickel Base Metal 6 2/2026 USD 596,351 54,893
LME Nickel Base Metal 4 2/2026 USD 397,524 34,993
LME Nickel Base Metal 4 2/2026 USD 397,482 33,668
LME Zinc Base Metal 1 2/2026 USD 77,555 942
LME Zinc Base Metal 1 2/2026 USD 77,506 317
LME Zinc Base Metal 5 2/2026 USD 387,694 5,427
Low Sulphur Gasoil 29 2/2026 USD 1,798,000 (5,209)
Natural Gas 130 2/2026 USD 4,069,000 (207,072)
NY Harbor ULSD 120 2/2026 USD 10,601,136 (159,179)
RBOB Gasoline 97 2/2026 USD 7,094,871 34,535
Sugar No. 11 661 2/2026 USD 11,112,203 (542,288)
WTI Crude Oil 384 2/2026 USD 21,972,480 (254,638)
Australia 10 Year Bond 4,083 3/2026 AUD 298,207,726 500,856
Australia 3 Year Bond 498 3/2026 AUD 34,894,256 7,381
Cocoa 22 3/2026 USD 1,334,300 29,440
Coffee 'C' 123 3/2026 USD 16,086,094 (701,878)
Corn 724 3/2026 USD 15,937,050 (131,402)
Cotton No. 2 93 3/2026 USD 2,988,555 (46,023)
Euro-Bobl 1,460 3/2026 EUR 199,323,557 (636,947)
Euro-BTP 574 3/2026 EUR 81,048,961 (349,718)
Euro-Bund 1,569 3/2026 EUR 235,298,650 (2,394,946)
Euro-Buxl 116 3/2026 EUR 15,011,911 (293,583)
Euro-OAT 790 3/2026 EUR 111,956,721 (680,070)
Euro-Schatz 248 3/2026 EUR 31,123,903 (11,562)
Feeder Cattle 25 3/2026 USD 4,316,562 110,916
FTSE 100 Index 391 3/2026 GBP 52,393,886 804,751
FTSE/MIB Index 217 3/2026 EUR 57,446,720 1,074,986
KC HRW Wheat 219 3/2026 USD 5,636,512 (140,771)
LME Aluminum Base Metal 484 3/2026 USD 36,233,087 2,162,921
LME Copper Base Metal 239 3/2026 USD 74,331,987 8,679,596
LME Lead Base Metal 118 3/2026 USD 5,922,685 (41,683)
LME Nickel Base Metal 85 3/2026 USD 8,485,854 816,229
LME Zinc Base Metal 128 3/2026 USD 9,980,544 294,948
Long Gilt 1,707 3/2026 GBP 210,237,861 1,011,482
Low Sulphur Gasoil 194 3/2026 USD 11,945,550 41,210
Russell 2000 E-Mini Index 122 3/2026 USD 15,237,800 (374,613)
S&P 500 E-Mini Index 310 3/2026 USD 106,833,750 (296,119)
S&P Midcap 400 E-Mini Index 31 3/2026 USD 10,308,120 (215,741)
S&P/TSX 60 Index 118 3/2026 CAD 32,014,018 122,456
Silver 62 3/2026 USD 21,886,930 5,303,388
Soybean 485 3/2026 USD 25,401,875 (641,721)
Soybean Meal 336 3/2026 USD 10,059,840 (715,405)
Soybean Oil 259 3/2026 USD 7,546,224 (532,624)
TOPIX Index 313 3/2026 JPY 68,208,982 613,451
U.S. Treasury 10 Year Note 4,712 3/2026 USD 529,069,250 (2,135,194)
U.S. Treasury 2 Year Note 385 3/2026 USD 80,374,765 (15,480)
U.S. Treasury 5 Year Note 2,574 3/2026 USD 281,108,954 (957,537)
U.S. Treasury Long Bond 1,029 3/2026 USD 118,560,094 (1,632,299)
U.S. Treasury Ultra Bond 625 3/2026 USD 73,398,437 (1,461,495)
Wheat 300 3/2026 USD 7,605,000 (549,817)

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Platinum 3 10/2026 JPY $ 93,271 $ 4,200
Platinum 2 12/2026 JPY 62,245 236
Total of long contracts 13,270,834
Short Contracts
IBEX 35 Index (88) 1/2026 EUR (17,870,044) (284,180)
LME Aluminum Base Metal (1) 1/2026 USD (74,470) (5,204)
LME Aluminum Base Metal (1) 1/2026 USD (74,471) (2,848)
LME Aluminum Base Metal (7) 1/2026 USD (519,881) (43,377)
LME Aluminum Base Metal (3) 1/2026 USD (221,070) (18,768)
LME Aluminum Base Metal (3) 1/2026 USD (223,487) (6,015)
LME Aluminum Base Metal (3) 1/2026 USD (223,133) (15,560)
LME Aluminum Base Metal (9) 1/2026 USD (670,205) (48,107)
LME Aluminum Base Metal (12) 1/2026 USD (892,890) (66,346)
LME Aluminum Base Metal (24) 1/2026 USD (1,784,100) (111,214)
LME Aluminum Base Metal (25) 1/2026 USD (1,862,706) (67,801)
LME Aluminum Base Metal (28) 1/2026 USD (2,083,760) (105,864)
LME Copper Base Metal (1) 1/2026 USD (311,638) (44,803)
LME Copper Base Metal (1) 1/2026 USD (314,959) (50,099)
LME Copper Base Metal (2) 1/2026 USD (622,937) (90,639)
LME Copper Base Metal (2) 1/2026 USD (623,299) (91,515)
LME Copper Base Metal (2) 1/2026 USD (623,300) (90,667)
LME Copper Base Metal (10) 1/2026 USD (3,112,873) (407,187)
LME Copper Base Metal (6) 1/2026 USD (1,868,308) (265,631)
LME Copper Base Metal (6) 1/2026 USD (1,868,668) (235,484)
LME Copper Base Metal (4) 1/2026 USD (1,244,718) (142,728)
LME Copper Base Metal (4) 1/2026 USD (1,246,639) (192,516)
LME Copper Base Metal (4) 1/2026 USD (1,244,618) (132,713)
LME Copper Base Metal (4) 1/2026 USD (1,244,818) (144,027)
LME Copper Base Metal (16) 1/2026 USD (4,985,856) (768,005)
LME Lead Base Metal (2) 1/2026 USD (98,412) 1,082
LME Lead Base Metal (3) 1/2026 USD (148,222) 229
LME Lead Base Metal (1) 1/2026 USD (49,507) 715
LME Lead Base Metal (1) 1/2026 USD (49,493) 24
LME Lead Base Metal (1) 1/2026 USD (49,265) 1,257
LME Lead Base Metal (1) 1/2026 USD (49,386) 392
LME Lead Base Metal (12) 1/2026 USD (595,575) 12,700
LME Nickel Base Metal (1) 1/2026 USD (99,302) (6,965)
LME Nickel Base Metal (2) 1/2026 USD (198,083) (12,209)
LME Nickel Base Metal (2) 1/2026 USD (198,343) (16,092)
LME Nickel Base Metal (6) 1/2026 USD (594,944) (50,193)
LME Zinc Base Metal (2) 1/2026 USD (154,882) (2,290)
LME Zinc Base Metal (2) 1/2026 USD (154,354) (3,559)
LME Zinc Base Metal (3) 1/2026 USD (231,455) (4,214)
LME Zinc Base Metal (3) 1/2026 USD (232,274) (532)
LME Zinc Base Metal (9) 1/2026 USD (693,821) (13,129)
LME Zinc Base Metal (12) 1/2026 USD (927,918) (25,104)
LME Zinc Base Metal (7) 1/2026 USD (541,373) (17,794)
LME Zinc Base Metal (7) 1/2026 USD (540,542) (23,341)
NY Harbor ULSD (150) 1/2026 USD (13,365,450) 262,976
RBOB Gasoline (153) 1/2026 USD (11,020,590) 27,710
LME Aluminum Base Metal (1) 2/2026 USD (74,571) (3,019)
LME Aluminum Base Metal (2) 2/2026 USD (149,192) (6,098)
LME Aluminum Base Metal (6) 2/2026 USD (447,503) (20,470)
LME Aluminum Base Metal (6) 2/2026 USD (447,353) (11,665)
LME Copper Base Metal (3) 2/2026 USD (933,613) (117,403)
LME Copper Base Metal (4) 2/2026 USD (1,244,962) (177,710)
LME Lead Base Metal (3) 2/2026 USD (149,106) 2,882

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 2/2026 USD $ (198,807) $ (17,529)
LME Nickel Base Metal (6) 2/2026 USD (596,351) (54,493)
LME Nickel Base Metal (4) 2/2026 USD (397,524) (35,225)
LME Nickel Base Metal (4) 2/2026 USD (397,482) (33,051)
LME Zinc Base Metal (1) 2/2026 USD (77,555) (795)
LME Zinc Base Metal (1) 2/2026 USD (77,506) (534)
LME Zinc Base Metal (5) 2/2026 USD (387,694) (5,358)
Canada 10 Year Bond (1,567) 3/2026 CAD (137,925,227) 517,529
Cocoa (30) 3/2026 GBP (1,769,993) (22,963)
Copper (5) 3/2026 USD (710,250) (584)
DAX Index (90) 3/2026 EUR (65,285,298) (698,030)
Euro STOXX 50 Index (251) 3/2026 EUR (17,229,501) (211,279)
Japan 10 Year Bond (99) 3/2026 JPY (83,736,657) 602,647
LME Aluminum Base Metal (157) 3/2026 USD (11,753,295) (430,148)
LME Copper Base Metal (57) 3/2026 USD (17,727,712) (2,067,154)
LME Lead Base Metal (5) 3/2026 USD (250,961) (2,120)
LME Nickel Base Metal (1) 3/2026 USD (99,834) 545
LME Zinc Base Metal (102) 3/2026 USD (7,953,246) (151,008)
SPI 200 Index (335) 3/2026 AUD (48,490,652) (443,849)
Total of short contracts (6,686,517)
Net unrealized appreciation $ 6,584,317
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 39,314,500 USD 26,151,413 CITI 3/18/2026 $ 87,273
AUD 39,314,500 USD 26,151,361 JPMC 3/18/2026 87,325
CAD 54,922,252 USD 39,726,479 CITI 3/18/2026 412,668
CAD 54,922,252 USD 39,726,399 JPMC 3/18/2026 412,747
CHF 27,913,000 USD 35,292,752 CITI 3/18/2026 217,769
CHF 27,913,000 USD 35,292,681 JPMC 3/18/2026 217,840
CLP 8,186,079,715 USD 8,834,125 CITI
**
3/18/2026 266,651
CLP 8,186,079,714 USD 8,834,107 JPMC
**
3/18/2026 266,669
CNY 337,406,382 USD 47,923,704 CITI
**
3/18/2026 652,882
CNY 337,406,382 USD 47,923,925 JPMC
**
3/18/2026 652,661
COP 5,094,895,720 USD 1,313,454 CITI
**
3/18/2026 2,731
COP 5,094,895,721 USD 1,313,451 JPMC
**
3/18/2026 2,734
CZK 18,500,000 USD 888,093 CITI 3/18/2026 12,827
CZK 18,500,000 USD 888,091 JPMC 3/18/2026 12,829
EUR 80,957,485 USD 94,515,106 CITI 3/18/2026 947,855
EUR 80,957,481 USD 94,514,912 JPMC 3/18/2026 948,044
GBP 4,150,001 USD 5,564,126 CITI 3/18/2026 28,839
GBP 4,149,999 USD 5,564,112 JPMC 3/18/2026 28,850
HUF 8,182,629,490 USD 24,663,091 CITI 3/18/2026 236,512
HUF 8,182,629,490 USD 24,663,041 JPMC 3/18/2026 236,561
ILS 5,121,000 USD 1,591,652 CITI 3/18/2026 16,831
ILS 5,121,000 USD 1,591,649 JPMC 3/18/2026 16,835
INR 927,861,829 USD 10,215,261 CITI
**
3/18/2026 41,239
INR 927,861,829 USD 10,215,241 JPMC
**
3/18/2026 41,259
JPY 2,954,200,119 USD 18,975,938 CITI 3/18/2026 1,654
JPY 2,954,200,119 USD 18,975,900 JPMC 3/18/2026 1,692
KRW 52,447,996,787 USD 35,836,704 CITI
**
3/18/2026 578,203

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 52,447,996,786 USD 35,836,632 JPMC
**
3/18/2026 $ 578,274
MXN 939,556,501 USD 50,762,324 CITI 3/18/2026 1,045,564
MXN 939,556,499 USD 50,762,222 JPMC 3/18/2026 1,045,666
NOK 160,176,259 USD 15,692,212 CITI 3/18/2026 194,477
NOK 160,176,256 USD 15,692,180 JPMC 3/18/2026 194,509
PHP 60,833,334 USD 1,025,472 CITI
**
3/18/2026 2,275
PHP 60,833,334 USD 1,025,470 JPMC
**
3/18/2026 2,277
PLN 20,716,500 USD 5,678,730 CITI 3/18/2026 89,616
PLN 20,716,500 USD 5,678,718 JPMC 3/18/2026 89,628
SEK 64,906,270 USD 6,839,505 CITI 3/18/2026 237,358
SEK 64,906,270 USD 6,839,492 JPMC 3/18/2026 237,372
TWD 22,500,000 USD 712,965 CITI
**
3/18/2026 2,218
TWD 22,500,000 USD 712,963 JPMC
**
3/18/2026 2,219
USD 7,660,317 BRL 42,019,895 CITI
**
3/18/2026 119,840
USD 7,660,333 BRL 42,019,898 JPMC
**
3/18/2026 119,855
USD 7,432,024 CHF 5,811,000 CITI 3/18/2026 39,353
USD 7,432,039 CHF 5,811,000 JPMC 3/18/2026 39,368
USD 723,142 COP 2,774,995,000 CITI
**
3/18/2026 6,267
USD 723,144 COP 2,774,995,000 JPMC
**
3/18/2026 6,268
USD 22,536,794 EUR 19,075,500 CITI 3/18/2026 43,461
USD 22,536,839 EUR 19,075,500 JPMC 3/18/2026 43,506
USD 265,047 HKD 2,057,000 CITI 3/18/2026 134
USD 265,048 HKD 2,057,000 JPMC 3/18/2026 135
USD 125,755 ILS 400,000 CITI 3/18/2026 117
USD 125,756 ILS 400,000 JPMC 3/18/2026 117
USD 15,226,951 JPY 2,346,868,000 CITI 3/18/2026 150,821
USD 15,226,982 JPY 2,346,868,000 JPMC 3/18/2026 150,852
USD 287,073 NOK 2,892,598 CITI 3/18/2026 178
USD 287,074 NOK 2,892,598 JPMC 3/18/2026 179
USD 20,356 PLN 73,000 CITI 3/18/2026 30
USD 20,356 PLN 73,000 JPMC 3/18/2026 30
USD 4,317,621 SEK 39,500,000 CITI 3/18/2026 10,855
USD 4,317,629 SEK 39,500,000 JPMC 3/18/2026 10,864
USD 48,377 THB 1,500,000 CITI 3/18/2026 516
USD 48,377 THB 1,500,000 JPMC 3/18/2026 516
USD –
(a)
ZAR 5 CITI 3/18/2026 –
USD –
(a)
ZAR 3 JPMC 3/18/2026 –
ZAR 732,365,506 USD 42,485,580 CITI 3/18/2026 1,514,534
ZAR 732,365,504 USD 42,485,494 JPMC 3/18/2026 1,514,619
IDR 1,750,000,000 USD 104,408 CITI
**
3/25/2026 170
IDR 1,750,000,000 USD 104,408 JPMC
**
3/25/2026 171
Total unrealized appreciation 13,924,189
BRL 255,100,499 USD 46,640,982 CITI
**
3/18/2026 (863,157)
BRL 255,100,501 USD 46,640,889 JPMC
**
3/18/2026 (863,061)
CAD 24,193,748 USD 17,710,815 CITI 3/18/2026 (29,158)
CAD 24,193,748 USD 17,710,779 JPMC 3/18/2026 (29,122)
COP 10,850,104,280 USD 2,828,670 CITI
**
3/18/2026 (25,722)
COP 10,850,104,279 USD 2,828,664 JPMC
**
3/18/2026 (25,715)
EUR 2,462,017 USD 2,904,360 CITI 3/18/2026 (1,214)
EUR 2,462,017 USD 2,904,355 JPMC 3/18/2026 (1,208)
HUF 95,379,510 USD 290,313 CITI 3/18/2026 (75)
HUF 95,379,510 USD 290,313 JPMC 3/18/2026 (75)
INR 1,552,061,671 USD 17,283,460 CITI
**
3/18/2026 (127,111)
INR 1,552,061,671 USD 17,283,425 JPMC
**
3/18/2026 (127,077)
JPY 14,299,527,194 USD 92,685,178 CITI 3/18/2026 (825,931)
JPY 14,299,527,194 USD 92,684,993 JPMC 3/18/2026 (825,748)
KRW 3,900,000,000 USD 2,728,459 CITI
**
3/18/2026 (20,670)
KRW 3,900,000,000 USD 2,728,454 JPMC
**
3/18/2026 (20,665)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 75,500,001 USD 4,173,872 CITI 3/18/2026 $ (10,742)
MXN 75,499,999 USD 4,173,864 JPMC 3/18/2026 (10,734)
NOK 76,761,241 USD 7,625,688 CITI 3/18/2026 (12,313)
NOK 76,761,244 USD 7,625,673 JPMC 3/18/2026 (12,296)
NZD 13,219,000 USD 7,663,768 CITI 3/18/2026 (32,125)
NZD 13,219,000 USD 7,663,753 JPMC 3/18/2026 (32,109)
PHP 119,166,666 USD 2,023,468 CITI
**
3/18/2026 (10,210)
PHP 119,166,666 USD 2,023,464 JPMC
**
3/18/2026 (10,207)
TWD 416,332,052 USD 13,368,619 CITI
**
3/18/2026 (135,131)
TWD 416,332,052 USD 13,368,592 JPMC
**
3/18/2026 (135,106)
USD 28,503,205 AUD 43,693,500 CITI 3/18/2026 (658,046)
USD 28,503,262 AUD 43,693,500 JPMC 3/18/2026 (657,989)
USD 2,431,046 BRL 13,735,501 CITI
**
3/18/2026 (33,792)
USD 2,431,050 BRL 13,735,499 JPMC
**
3/18/2026 (33,787)
USD 13,450,536 CAD 18,742,500 CITI 3/18/2026 (247,154)
USD 13,450,563 CAD 18,742,500 JPMC 3/18/2026 (247,127)
USD 127,302,330 CHF 101,316,624 CITI 3/18/2026 (1,591,236)
USD 127,302,584 CHF 101,316,624 JPMC 3/18/2026 (1,590,982)
USD 600,484 CLP 550,000,000 CITI
**
3/18/2026 (10,972)
USD 600,485 CLP 550,000,000 JPMC
**
3/18/2026 (10,971)
USD 2,446,735 CNY 17,173,000 CITI
**
3/18/2026 (25,672)
USD 2,446,740 CNY 17,173,000 JPMC
**
3/18/2026 (25,667)
USD 83,952 COP 325,000,000 CITI
**
3/18/2026 (6)
USD 83,952 COP 325,000,000 JPMC
**
3/18/2026 (6)
USD 3,917,712 CZK 81,500,000 CITI 3/18/2026 (51,209)
USD 3,917,720 CZK 81,500,000 JPMC 3/18/2026 (51,201)
USD 1,821,381 DKK 11,669,500 CITI 3/18/2026 (22,446)
USD 1,821,384 DKK 11,669,500 JPMC 3/18/2026 (22,443)
USD 233,089,648 EUR 199,619,739 CITI 3/18/2026 (2,296,758)
USD 233,090,110 EUR 199,619,735 JPMC 3/18/2026 (2,296,291)
USD 109,291,419 GBP 82,538,524 CITI 3/18/2026 (1,945,915)
USD 109,291,636 GBP 82,538,523 JPMC 3/18/2026 (1,945,697)
USD 1,461,061 HUF 485,000,000 CITI 3/18/2026 (14,786)
USD 1,461,064 HUF 485,000,000 JPMC 3/18/2026 (14,783)
USD 3,433,282 ILS 11,162,500 CITI 3/18/2026 (72,810)
USD 3,433,289 ILS 11,162,500 JPMC 3/18/2026 (72,803)
USD 7,019,498 JPY 1,093,956,000 CITI 3/18/2026 (8,005)
USD 7,019,512 JPY 1,093,956,000 JPMC 3/18/2026 (7,991)
USD 1,092,350 KRW 1,600,000,000 CITI
**
3/18/2026 (18,538)
USD 1,092,353 KRW 1,600,000,000 JPMC
**
3/18/2026 (18,535)
USD 8,713,608 MXN 161,375,002 CITI 3/18/2026 (184,737)
USD 8,713,626 MXN 161,374,999 JPMC 3/18/2026 (184,719)
USD 750,036 NOK 7,670,402 CITI 3/18/2026 (10,734)
USD 750,038 NOK 7,670,401 JPMC 3/18/2026 (10,732)
USD 14,984,690 PLN 54,583,500 CITI 3/18/2026 (213,654)
USD 14,984,720 PLN 54,583,500 JPMC 3/18/2026 (213,625)
USD 32,823,318 SEK 303,906,270 CITI 3/18/2026 (312,204)
USD 32,823,383 SEK 303,906,270 JPMC 3/18/2026 (312,138)
USD 30,148,021 SGD 38,910,000 CITI 3/18/2026 (265,336)
USD 30,148,081 SGD 38,910,000 JPMC 3/18/2026 (265,276)
USD 2,311,713 THB 74,000,000 CITI 3/18/2026 (49,417)
USD 2,311,718 THB 74,000,000 JPMC 3/18/2026 (49,412)
IDR 1,750,000,000 USD 104,722 CITI
**
3/25/2026 (144)
IDR 1,750,000,000 USD 104,722 JPMC
**
3/25/2026 (144)
Total unrealized depreciation (20,252,572)
Net unrealized depreciation $ (6,328,383)

Consolidated Schedule of Investments
December 31, 2025
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 14,101,924 $ – $ 14,101,924
GSCO
Cash – 13,214,423 13,214,423
JPMC
Investment Companies 16,993,426 – 16,993,426
JPMS
Cash – 59,843,070 59,843,070
MLIN
Cash (1,140,949) – (1,140,949)
MSCL
Cash – 10,160,200 10,160,200
MSCS
U.S. Treasury Bills 1,535,036 – 1,535,036
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 4,200,599 $ 4,200,599
JPPC
Cash – 4,721 4,721
MSCL
Cash – 5,788,954 5,788,954

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
‡ Includes appreciation (depreciation) on futures and swap contracts.
(a) Represents 7-day effective yield as of December 31, 2025.
(b) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 98.5%
INVESTMENT COMPANIES - 53 .4%
Limited Purpose Cash Investment
Fund, 3.78% (1)(a)(b)
(Cost $609,159,128) 609,251,471 609,251,471
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45 .1%
U.S. Treasury Bills
4.20%, 1/2/2026 (c) $ 24,475,000 24,475,000
4.23%, 1/8/2026 (c) 3,071,000 3,069,222
4.21%, 1/15/2026 (c) 152,000 151,806
4.20%, 1/22/2026 (c) 2,467,000 2,462,130
4.21%, 1/29/2026 (c) 11,819,000 11,787,789
4.05%, 2/12/2026 (c) 1,375,000 1,369,379
4.03%, 2/19/2026 (c) 10,137,000 10,088,837
3.99%, 2/26/2026 (c) 390,000 387,862
3.80%, 3/12/2026 (c) 41,310,000 41,029,207
3.79%, 3/26/2026 (c) 112,062,000 111,153,250
3.79%, 4/2/2026 (c) 26,735,000 26,497,488
3.77%, 4/9/2026 (c) 27,015,000 26,756,153
3.75%, 4/16/2026 (c) 34,000,000 33,653,860
3.73%, 4/23/2026 (c) 63,365,000 62,674,830
3.71%, 4/30/2026 (c) 36,185,000 35,766,762
3.77%, 5/7/2026 (c) 5,773,000 5,702,176
3.76%, 5/14/2026 (c) 3,156,000 3,115,553
3.78%, 5/21/2026 (c) 16,709,000 16,482,988
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.1% (continued)
3.74%, 5/28/2026 (c) $ 319,000 314,467
3.70%, 6/4/2026 (c) 6,672,000 6,573,218
3.65%, 6/11/2026 (c) 32,680,000 32,174,452
3.55%, 6/25/2026 (c) 13,049,000 12,829,056
3.56%, 7/2/2026 (c) 47,060,000 46,230,642
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $514,506,796) 514,746,127
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,123,665,924) 1,123,997,598
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.5%
(Cost $1,123,665,924) 1,123,997,598
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.5% ‡ 17,094,536
NET ASSETS - 100.0% 1,141,092,134
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 609,251,471 53 .4%
U.S. Treasury Obligations 514,746,127 45 .1
Total Investments In Securities
At Value 1,123,997,598 98 .5
Other Assets in Excess of
Liabilities ‡ 17,094,536 1 .5
Net Assets
$ 1,141,092,134 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 53.4%
INVESTMENT COMPANIES - 53.4%
Limited Purpose Cash
Investment Fund,
3.78% (1)(a)
(Cost $609,159,128) $366,980,709 $3,211,106,844 $(2,968,791,615) $9,719 $(54,186) $609,251,471 609,251,471 $17,681,325
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

Consolidated Schedule of Investments
December 31, 2025
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (704,445) $ 639
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (373,569) 339
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (3,650,303) 3,309
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (2,277,564) –
Total unrealized appreciation 4,287
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 87,123,419 (78,988)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 241,930 (219)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 17,319,373 (15,702)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 875,219 (794)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 1,796,689 (1,629)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (3,720,610) (4,585)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 1,515,773 $ (29,947)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 200,953 (1,896)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,261,972 (23,751)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 155,721,370 (141,181)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 490,976 (445)
Total unrealized depreciation (299,137)
Net unrealized depreciation $ (294,850)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 460 1/2026 USD $ 27,991,000 $ (638,100)
LME Aluminum Base Metal 2 1/2026 USD 148,966 6,422
LME Aluminum Base Metal 6 1/2026 USD 446,625 25,055
LME Aluminum Base Metal 5 1/2026 USD 371,887 27,356
LME Aluminum Base Metal 5 1/2026 USD 372,479 9,816
LME Aluminum Base Metal 11 1/2026 USD 818,620 33,399
LME Aluminum Base Metal 14 1/2026 USD 1,039,150 91,390
LME Aluminum Base Metal 14 1/2026 USD 1,041,565 79,293
LME Aluminum Base Metal 35 1/2026 USD 2,606,354 180,648
LME Aluminum Base Metal 37 1/2026 USD 2,752,338 220,565
LME Aluminum Base Metal 43 1/2026 USD 3,199,523 227,636
LME Aluminum Base Metal 50 1/2026 USD 3,713,438 310,777
LME Aluminum Base Metal 61 1/2026 USD 4,495,090 378,897
LME Aluminum Base Metal 31 1/2026 USD 2,309,756 85,155
LME Aluminum Base Metal 31 1/2026 USD 2,308,570 156,195
LME Aluminum Base Metal 89 1/2026 USD 6,616,037 418,234
LME Aluminum Base Metal 90 1/2026 USD 6,702,345 239,494
LME Copper Base Metal 2 1/2026 USD 623,170 92,646
LME Copper Base Metal 4 1/2026 USD 1,245,149 157,196

Consolidated Schedule of Investments
December 31, 2025
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 1/2026 USD $ 1,555,897 $ 189,634
LME Copper Base Metal 6 1/2026 USD 1,869,959 287,922
LME Copper Base Metal 9 1/2026 USD 2,804,848 410,074
LME Copper Base Metal 10 1/2026 USD 3,111,545 338,494
LME Copper Base Metal 11 1/2026 USD 3,426,154 499,462
LME Copper Base Metal 7 1/2026 USD 2,181,548 324,699
LME Copper Base Metal 7 1/2026 USD 2,179,606 315,075
LME Copper Base Metal 17 1/2026 USD 5,297,846 763,264
LME Copper Base Metal 20 1/2026 USD 6,232,320 961,732
LME Copper Base Metal 24 1/2026 USD 7,559,022 1,210,778
LME Copper Base Metal 31 1/2026 USD 9,652,927 1,347,952
LME Copper Base Metal 32 1/2026 USD 9,958,544 1,142,603
LME Copper Base Metal 33 1/2026 USD 10,268,923 1,283,468
LME Copper Base Metal 33 1/2026 USD 10,277,677 1,338,902
LME Lead Base Metal 3 1/2026 USD 148,522 (1,486)
LME Lead Base Metal 2 1/2026 USD 99,227 (2,278)
LME Lead Base Metal 2 1/2026 USD 98,986 (69)
LME Lead Base Metal 8 1/2026 USD 393,802 (7,396)
LME Lead Base Metal 15 1/2026 USD 740,167 (12,122)
LME Lead Base Metal 22 1/2026 USD 1,082,515 (22,030)
LME Lead Base Metal 31 1/2026 USD 1,525,394 (37,210)
LME Lead Base Metal 71 1/2026 USD 3,497,815 (103,880)
LME Lead Base Metal 69 1/2026 USD 3,407,634 (30,473)
LME Lead Base Metal 69 1/2026 USD 3,409,100 (3,831)
LME Nickel Base Metal 2 1/2026 USD 198,281 15,609
LME Nickel Base Metal 1 1/2026 USD 99,273 8,089
LME Nickel Base Metal 1 1/2026 USD 99,041 6,138
LME Nickel Base Metal 6 1/2026 USD 594,447 41,017
LME Nickel Base Metal 7 1/2026 USD 694,200 56,202
LME Nickel Base Metal 4 1/2026 USD 400,213 32,560
LME Nickel Base Metal 4 1/2026 USD 396,090 27,422
LME Nickel Base Metal 8 1/2026 USD 794,419 57,118
LME Nickel Base Metal 3 1/2026 USD 297,951 21,859
LME Nickel Base Metal 3 1/2026 USD 297,820 24,931
LME Nickel Base Metal 3 1/2026 USD 297,769 25,750
LME Nickel Base Metal 15 1/2026 USD 1,487,359 126,017
LME Nickel Base Metal 17 1/2026 USD 1,688,568 133,556
LME Nickel Base Metal 13 1/2026 USD 1,290,554 97,448
LME Nickel Base Metal 13 1/2026 USD 1,289,449 107,593
LME Zinc Base Metal 1 1/2026 USD 77,424 1,184
LME Zinc Base Metal 2 1/2026 USD 154,397 6,256
LME Zinc Base Metal 3 1/2026 USD 231,998 6,476
LME Zinc Base Metal 4 1/2026 USD 309,633 8,008
LME Zinc Base Metal 5 1/2026 USD 386,601 17,785
LME Zinc Base Metal 10 1/2026 USD 774,407 12,978
LME Zinc Base Metal 14 1/2026 USD 1,081,084 46,447
LME Zinc Base Metal 15 1/2026 USD 1,157,276 20,829
LME Zinc Base Metal 8 1/2026 USD 617,414 14,978
LME Zinc Base Metal 8 1/2026 USD 618,356 24,518
LME Zinc Base Metal 23 1/2026 USD 1,773,099 32,226
LME Zinc Base Metal 17 1/2026 USD 1,312,744 59,026
LME Zinc Base Metal 17 1/2026 USD 1,314,551 32,982
Natural Gas 40 1/2026 EUR 889,588 21,627
Natural Gas 45 1/2026 USD 1,658,700 (23,207)
Natural Gas 440 1/2026 GBP 12,257,438 499,535
WTI Crude Oil 174 1/2026 USD 9,991,080 159,538
100 oz Gold 426 2/2026 USD 184,930,860 9,022,574

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Brent Crude Oil 1,360 2/2026 USD $ 82,266,400 $ (900,013)
Lean Hogs 259 2/2026 USD 8,816,360 433,476
Live Cattle 223 2/2026 USD 20,658,720 913,828
LME Aluminum Base Metal 8 2/2026 USD 596,670 26,049
LME Aluminum Base Metal 8 2/2026 USD 596,470 14,877
LME Aluminum Base Metal 17 2/2026 USD 1,267,711 49,064
LME Aluminum Base Metal 46 2/2026 USD 3,431,428 128,103
LME Copper Base Metal 1 2/2026 USD 311,241 44,388
LME Copper Base Metal 3 2/2026 USD 933,613 116,631
LME Copper Base Metal 7 2/2026 USD 2,178,809 294,288
LME Copper Base Metal 17 2/2026 USD 5,290,782 767,536
LME Lead Base Metal 1 2/2026 USD 49,718 (960)
LME Lead Base Metal 2 2/2026 USD 99,404 (1,926)
LME Nickel Base Metal 12 2/2026 USD 1,192,573 104,982
LME Nickel Base Metal 19 2/2026 USD 1,888,444 171,463
LME Nickel Base Metal 10 2/2026 USD 994,033 86,272
LME Nickel Base Metal 10 2/2026 USD 993,704 82,323
LME Zinc Base Metal 3 2/2026 USD 232,518 1,135
LME Zinc Base Metal 10 2/2026 USD 775,550 9,116
LME Zinc Base Metal 11 2/2026 USD 852,748 1,623
LME Zinc Base Metal 12 2/2026 USD 930,465 13,018
Low Sulphur Gasoil 74 2/2026 USD 4,588,000 (53,447)
Natural Gas 354 2/2026 USD 11,080,200 (883,200)
SGX IODEX Iron Ore 2,105 2/2026 USD 22,125,655 138,188
Sugar No. 11 4,107 2/2026 USD 69,043,598 (3,518,023)
WTI Crude Oil 817 2/2026 USD 46,748,740 (344,735)
Coffee 'C' 377 3/2026 USD 49,304,531 (3,100,097)
Corn 4,054 3/2026 USD 89,238,675 (1,064,408)
Cotton No. 2 121 3/2026 USD 3,888,335 (15,998)
Feeder Cattle 35 3/2026 USD 6,043,188 173,435
KC HRW Wheat 711 3/2026 USD 18,299,363 (422,957)
LME Aluminum Base Metal 1,926 3/2026 USD 144,183,730 9,100,626
LME Copper Base Metal 782 3/2026 USD 243,211,775 29,701,091
LME Lead Base Metal 584 3/2026 USD 29,312,274 (542,755)
LME Nickel Base Metal 495 3/2026 USD 49,417,622 4,331,884
LME Zinc Base Metal 607 3/2026 USD 47,329,611 1,459,548
Low Sulphur Gasoil 427 3/2026 USD 26,292,525 24,014
Milling Wheat No. 2 2,542 3/2026 EUR 28,342,563 (520,226)
Silver 102 3/2026 USD 36,007,530 8,154,344
Soybean 1,673 3/2026 USD 87,623,375 (1,546,717)
Soybean Meal 1,121 3/2026 USD 33,562,740 (2,649,327)
Soybean Oil 588 3/2026 USD 17,131,968 (1,132,991)
Wheat 980 3/2026 USD 24,843,000 (1,413,907)
Platinum 71 10/2026 JPY 2,207,418 379,792
ECX Emission 531 12/2026 EUR 54,521,606 2,600,587
Phelix De Base Electricity 5 12/2026 EUR 4,277,984 2,969
Platinum 24 12/2026 JPY 746,936 (22,510)
Total of long contracts 64,230,880
Short Contracts
LME Aluminum Base Metal (2) 1/2026 USD (148,966) (6,471)
LME Aluminum Base Metal (6) 1/2026 USD (446,625) (24,428)
LME Aluminum Base Metal (5) 1/2026 USD (371,887) (27,506)
LME Aluminum Base Metal (5) 1/2026 USD (372,479) (10,527)
LME Aluminum Base Metal (11) 1/2026 USD (818,620) (36,959)
LME Aluminum Base Metal (14) 1/2026 USD (1,039,150) (88,902)
LME Aluminum Base Metal (14) 1/2026 USD (1,041,565) (79,405)
LME Aluminum Base Metal (35) 1/2026 USD (2,606,354) (182,171)

Consolidated Schedule of Investments
December 31, 2025
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (37) 1/2026 USD $ (2,752,338) $ (222,733)
LME Aluminum Base Metal (43) 1/2026 USD (3,199,523) (236,392)
LME Aluminum Base Metal (50) 1/2026 USD (3,713,438) (309,819)
LME Aluminum Base Metal (61) 1/2026 USD (4,495,090) (379,605)
LME Aluminum Base Metal (31) 1/2026 USD (2,309,756) (86,867)
LME Aluminum Base Metal (31) 1/2026 USD (2,308,570) (162,152)
LME Aluminum Base Metal (89) 1/2026 USD (6,616,037) (425,320)
LME Aluminum Base Metal (90) 1/2026 USD (6,702,345) (247,268)
LME Copper Base Metal (2) 1/2026 USD (623,170) (89,075)
LME Copper Base Metal (4) 1/2026 USD (1,245,149) (160,078)
LME Copper Base Metal (5) 1/2026 USD (1,555,897) (188,785)
LME Copper Base Metal (6) 1/2026 USD (1,869,959) (288,096)
LME Copper Base Metal (9) 1/2026 USD (2,804,848) (408,000)
LME Copper Base Metal (10) 1/2026 USD (3,111,545) (331,781)
LME Copper Base Metal (11) 1/2026 USD (3,426,154) (498,516)
LME Copper Base Metal (7) 1/2026 USD (2,181,548) (320,301)
LME Copper Base Metal (7) 1/2026 USD (2,179,606) (315,909)
LME Copper Base Metal (17) 1/2026 USD (5,297,846) (750,390)
LME Copper Base Metal (20) 1/2026 USD (6,232,320) (954,520)
LME Copper Base Metal (24) 1/2026 USD (7,559,022) (1,215,585)
LME Copper Base Metal (31) 1/2026 USD (9,652,927) (1,373,346)
LME Copper Base Metal (32) 1/2026 USD (9,958,544) (1,152,212)
LME Copper Base Metal (33) 1/2026 USD (10,268,923) (1,281,821)
LME Copper Base Metal (33) 1/2026 USD (10,277,677) (1,333,400)
LME Lead Base Metal (3) 1/2026 USD (148,522) 1,909
LME Lead Base Metal (2) 1/2026 USD (99,227) 1,954
LME Lead Base Metal (2) 1/2026 USD (98,986) 48
LME Lead Base Metal (8) 1/2026 USD (393,802) 7,177
LME Lead Base Metal (15) 1/2026 USD (740,167) 11,316
LME Lead Base Metal (22) 1/2026 USD (1,082,515) 24,027
LME Lead Base Metal (31) 1/2026 USD (1,525,394) 40,600
LME Lead Base Metal (71) 1/2026 USD (3,497,815) 99,234
LME Lead Base Metal (69) 1/2026 USD (3,407,634) 27,038
LME Lead Base Metal (69) 1/2026 USD (3,409,100) 5,722
LME Nickel Base Metal (2) 1/2026 USD (198,281) (15,767)
LME Nickel Base Metal (1) 1/2026 USD (99,273) (7,957)
LME Nickel Base Metal (1) 1/2026 USD (99,041) (6,104)
LME Nickel Base Metal (6) 1/2026 USD (594,447) (40,783)
LME Nickel Base Metal (7) 1/2026 USD (694,200) (56,152)
LME Nickel Base Metal (4) 1/2026 USD (400,213) (32,369)
LME Nickel Base Metal (4) 1/2026 USD (396,090) (27,460)
LME Nickel Base Metal (8) 1/2026 USD (794,419) (58,991)
LME Nickel Base Metal (3) 1/2026 USD (297,951) (21,824)
LME Nickel Base Metal (3) 1/2026 USD (297,820) (24,959)
LME Nickel Base Metal (3) 1/2026 USD (297,769) (25,714)
LME Nickel Base Metal (15) 1/2026 USD (1,487,359) (125,014)
LME Nickel Base Metal (17) 1/2026 USD (1,688,568) (135,146)
LME Nickel Base Metal (13) 1/2026 USD (1,290,554) (97,612)
LME Nickel Base Metal (13) 1/2026 USD (1,289,449) (107,149)
LME Zinc Base Metal (1) 1/2026 USD (77,424) (423)
LME Zinc Base Metal (2) 1/2026 USD (154,397) (7,752)
LME Zinc Base Metal (3) 1/2026 USD (231,998) (5,994)
LME Zinc Base Metal (4) 1/2026 USD (309,633) (7,644)
LME Zinc Base Metal (5) 1/2026 USD (386,601) (17,364)
LME Zinc Base Metal (10) 1/2026 USD (774,407) (13,231)
LME Zinc Base Metal (14) 1/2026 USD (1,081,083) (47,451)
LME Zinc Base Metal (15) 1/2026 USD (1,157,276) (21,366)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2025
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (8) 1/2026 USD $ (617,414) $ (13,635)
LME Zinc Base Metal (8) 1/2026 USD (618,356) (24,377)
LME Zinc Base Metal (23) 1/2026 USD (1,773,099) (35,201)
LME Zinc Base Metal (17) 1/2026 USD (1,312,744) (60,984)
LME Zinc Base Metal (17) 1/2026 USD (1,314,550) (31,785)
NY Harbor ULSD (58) 1/2026 USD (5,167,974) 84,517
RBOB Gasoline (102) 1/2026 USD (7,347,060) 103,920
LME Aluminum Base Metal (8) 2/2026 USD (596,670) (26,250)
LME Aluminum Base Metal (8) 2/2026 USD (596,470) (15,922)
LME Aluminum Base Metal (17) 2/2026 USD (1,267,711) (49,653)
LME Aluminum Base Metal (46) 2/2026 USD (3,431,428) (133,238)
LME Copper Base Metal (1) 2/2026 USD (311,241) (44,513)
LME Copper Base Metal (3) 2/2026 USD (933,613) (117,266)
LME Copper Base Metal (7) 2/2026 USD (2,178,809) (297,349)
LME Copper Base Metal (17) 2/2026 USD (5,290,783) (778,177)
LME Lead Base Metal (1) 2/2026 USD (49,718) 791
LME Lead Base Metal (2) 2/2026 USD (99,404) 1,937
LME Nickel Base Metal (12) 2/2026 USD (1,192,573) (105,901)
LME Nickel Base Metal (19) 2/2026 USD (1,888,444) (171,102)
LME Nickel Base Metal (10) 2/2026 USD (994,033) (85,911)
LME Nickel Base Metal (10) 2/2026 USD (993,704) (82,239)
LME Zinc Base Metal (3) 2/2026 USD (232,518) (1,469)
LME Zinc Base Metal (10) 2/2026 USD (775,550) (11,079)
LME Zinc Base Metal (11) 2/2026 USD (852,748) (3,851)
LME Zinc Base Metal (12) 2/2026 USD (930,465) (11,072)
NY Harbor ULSD (308) 2/2026 USD (27,209,582) 363,819
RBOB Gasoline (285) 2/2026 USD (20,845,755) 284,011
Cocoa (14) 3/2026 USD (849,100) (108,312)
Cocoa (48) 3/2026 GBP (2,831,989) (34,530)
Copper (1) 3/2026 USD (142,050) (1,957)
LME Aluminum Base Metal (914) 3/2026 USD (68,423,640) (2,809,235)
LME Copper Base Metal (303) 3/2026 USD (94,236,788) (9,706,467)
LME Lead Base Metal (411) 3/2026 USD (20,629,015) (71,288)
LME Nickel Base Metal (234) 3/2026 USD (23,361,058) (2,185,712)
LME Zinc Base Metal (375) 3/2026 USD (29,239,875) (608,759)
Total of short contracts (30,661,780)
Net unrealized appreciation $ 33,569,100
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 24,688,890 $ 24,688,890
JPPC
Cash – 16,675,262 16,675,262
MSCL
Cash – 28,585 28,585

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 261.8%
COMMON STOCKS - 195.5%
Australia - 6 .6%
AGL Energy Ltd. (2)(a) 860,815 5,334,189
Anglogold Ashanti plc (a) 6,899 588,347
ANZ Group Holdings Ltd. (2)(a) 276,461 6,684,167
Aristocrat Leisure Ltd. (2)(a) 201,716 7,809,313
Atlas Arteria Ltd. (2)(a) 9,083 29,543
Aurizon Holdings Ltd. (2)(a) 1,436,114 3,494,498
BHP Group Ltd. (2)(a) 298,077 8,995,704
BlueScope Steel Ltd. (2)(a) 400,874 6,400,977
Brambles Ltd. (2)(a) 271,893 4,151,893
CAR Group Ltd. (2)(a) 30,326 621,115
Cleanaway Waste Management
Ltd. (2)(a) 220,328 379,852
Dyno Nobel Ltd. (2)(a) 1,208,257 2,582,592
Evolution Mining Ltd. (2)(a) 42,023 351,680
Fortescue Ltd. (2)(a) 384,556 5,623,169
GPT Group (The), REIT (2)(a) 781,955 2,821,750
Harvey Norman Holdings Ltd. (2)(a) 555,101 2,563,229
JB Hi-Fi Ltd. (2)(a) 130,287 8,339,954
Lendlease Corp. Ltd. (2)(a) 628,502 2,171,645
Medibank Pvt Ltd. (2)(a) 377,441 1,204,551
Orica Ltd. (2)(a) 63,468 1,025,074
Pro Medicus Ltd. (2)(a) 61,933 9,095,678
Qantas Airways Ltd. (2)(a) 155,228 1,072,422
QBE Insurance Group Ltd. (2)(a) 516,402 6,836,876
Qube Holdings Ltd. (2)(a) 673,426 2,136,450
REA Group Ltd. (2)(a) 13,040 1,589,641
Reece Ltd. (2) 11,477 102,160
Scentre Group, REIT (2)(a) 1,153,325 3,223,991
SEEK Ltd. (2)(a) 25 384
SGH Ltd. (2)(a) 52,667 1,625,518
Stockland, REIT (2)(a) 18 69
Suncorp Group Ltd. (2)(a) 134,883 1,583,404
Tabcorp Holdings Ltd. (2)(a) 423,759 278,528
Technology One Ltd. (2)(a) 98,713 1,830,780
Telstra Group Ltd. (2)(a) 834,706 2,708,256
Vicinity Ltd., REIT (2)(a) 3,163,922 5,386,585
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 20,214 500,162
Wesfarmers Ltd. (2)(a) 90,420 4,871,203
Westpac Banking Corp. (2)(a) 115,289 2,958,492
Worley Ltd. (2) 535,983 4,475,895
Yancoal Australia Ltd. (2)(a) 529,343 1,745,316
123,195,052
Austria - 0 .1%
Mondi plc (2)(a) 84,467 1,030,515
Belgium - 0 .9%
Ageas SA/NV (2)(a) 96,312 6,747,708
Anheuser-Busch InBev SA/NV (2)
(a) 15,485 993,843
KBC Group NV (2)(a) 47,359 6,167,848
Liberty Global Ltd., Class A *(a) 146,212 1,628,802
Solvay SA (2)(a) 19,412 617,644
Umicore SA (2)(a) 28,169 588,842
16,744,687
INVESTMENTS SHARES VALUE ($)
Brazil - 0 .4%
Embraer SA, ADR (a) 8,956 576,498
Gerdau SA, ADR (a)(b) 109,506 404,077
Wheaton Precious Metals Corp. (a) 3,965 466,134
XP, Inc., Class A (a) 4,668 76,415
Yara International ASA (2)(a) 131,632 5,386,647
6,909,771
Canada - 7 .9%
Agnico Eagle Mines Ltd. (a) 16,819 2,852,202
Air Canada *(a) 192,604 2,706,882
AltaGas Ltd. (a) 150,788 4,597,631
ARC Resources Ltd. (a) 49,913 936,403
Atco Ltd., Class I (a) 54,095 2,222,051
Bank of Montreal (a) 19,106 2,481,254
Bank of Nova Scotia (The) (a) 129,988 9,587,035
Barrick Mining Corp. (a) 78,352 3,413,111
Bombardier, Inc., Class B *(a) 25,860 4,399,337
CAE, Inc. *(a)(b) 24,077 732,195
Canadian Imperial Bank of
Commerce (a) 88,403 8,014,269
Canadian Tire Corp. Ltd., Class A
(a) 31,895 4,041,978
Capital Power Corp. (a) 118,111 5,038,359
CCL Industries, Inc., Class B (a) 34,916 2,205,542
Cenovus Energy, Inc. (a) 168,212 2,845,712
Descartes Systems Group, Inc.
(The) *(a) 231 20,265
Dollarama, Inc. (a) 6,615 988,672
Empire Co. Ltd., Class A (a) 145,624 5,062,968
Fairfax Financial Holdings Ltd. (a) 5,780 11,015,878
Finning International, Inc. (a) 78,189 4,236,579
Fortis, Inc. (a) 26,482 1,376,821
George Weston Ltd. (a) 49,775 3,433,897
iA Financial Corp., Inc. (a) 35,670 4,621,468
IGM Financial, Inc. (a) 65,446 2,947,228
Intact Financial Corp. (a) 3,737 777,948
Kinross Gold Corp. (a) 237,837 6,699,048
Loblaw Cos. Ltd. (a) 73,752 3,334,168
Lundin Gold, Inc. (a) 53,045 4,406,536
Magna International, Inc. (a) 135,682 7,233,144
Manulife Financial Corp. (a) 270,996 9,840,400
Northland Power, Inc. (a) 2,418 31,446
Nutrien Ltd. (a) 31,696 1,956,421
Onex Corp. (a) 31,722 2,610,701
Open Text Corp. (a) 211,093 6,874,691
Quebecor, Inc., Class B (a) 16,392 617,439
Saputo, Inc. (a) 50,618 1,523,463
Sun Life Financial, Inc. (a) 52,778 3,294,612
Suncor Energy, Inc. (a) 36,164 1,605,122
TFI International, Inc. (a) 9,734 1,006,129
Toronto-Dominion Bank (The) (a) 25,342 2,388,431
West Fraser Timber Co. Ltd. (a) 14,575 891,671
Whitecap Resources, Inc. (a) 171,675 1,438,390
146,307,497
Chile - 0 .0% †
Banco Santander Chile, ADR (a) 495 15,399

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1 .3%
Autohome, Inc., ADR (a) 37,562 836,130
BOC Hong Kong Holdings Ltd. (2)
(a) 634,000 3,217,545
Prosus NV (2)(a) 42,843 2,652,795
Wilmar International Ltd. (2) 1,052,400 2,516,976
Yangzijiang Shipbuilding Holdings
Ltd. (2) 5,497,600 14,851,724
24,075,170
Denmark - 1 .9%
Danske Bank A/S (2)(a) 94,598 4,723,873
Demant A/S (2)*(a) 16,394 552,387
Genmab A/S (2)*(a) 19,330 5,991,992
ISS A/S (2)(a) 204,508 6,967,532
Jyske Bank A/S (Registered) (2)(a) 31,432 4,301,771
Pandora A/S (2)(a) 47,993 5,307,357
ROCKWOOL A/S, Class B (2)(a) 139,144 4,888,669
Royal Unibrew A/S (2)(a) 6,792 612,891
Zealand Pharma A/S (2)*(a) 13,436 976,156
34,322,628
Finland - 1 .7%
Elisa OYJ (2)(a) 18,949 839,740
Fortum OYJ (2)(a) 368,532 7,826,114
Kone OYJ, Class B (2)(a) 35,735 2,531,573
Nokia OYJ (2)(a) 1,299,596 8,378,589
Nordea Bank Abp (2)(a) 198,794 3,740,163
Orion OYJ, Class B (2)(a) 19,533 1,457,311
Valmet OYJ (2) 73,871 2,441,271
Wartsila OYJ Abp (2)(a) 111,960 3,963,901
31,178,662
France - 7 .2%
Air France-KLM (2)*(a) 97,183 1,313,419
Amundi SA (2)(a)(c) 47,474 3,923,716
Arkema SA (2)(a) 13,943 849,738
AXA SA (2)(a) 37,710 1,809,365
BNP Paribas SA (2)(a) 227,641 21,536,441
Bouygues SA (2)(a) 223,347 11,610,776
Carrefour SA (2)(a) 275,257 4,592,823
Cie de Saint-Gobain SA (2)(a) 65,377 6,648,312
Credit Agricole SA (2)(a) 532,888 10,971,034
Dassault Aviation SA (2)(a) 3,792 1,215,737
Eiffage SA (2)(a) 92,563 13,262,374
Engie SA (2)(a) 200,225 5,259,781
Forvia SE (2)*(a) 68,841 1,092,425
Gaztransport Et Technigaz SA (2)(a) 15,846 2,907,530
Ipsen SA (2)(a) 14,808 2,066,153
Orange SA (2)(a) 252,253 4,209,237
Rexel SA (2)(a) 90,577 3,552,625
Safran SA (2)(a) 12,301 4,284,648
Societe Generale SA (2)(a) 244,676 19,697,401
Sodexo SA (2)(a) 19,830 1,016,010
SPIE SA (2)(a) 9,370 540,194
Technip Energies NV (2)(a) 15,568 592,858
Teleperformance SE (2)(a) 42,748 3,093,668
TotalEnergies SE (2)(a) 38,599 2,516,578
Valeo SE (2)(a) 233,876 3,173,920
Vinci SA (2)(a) 10,283 1,446,644
INVESTMENTS SHARES VALUE ($)
France - 7.2% (continued)
Vivendi SE (2)(a) 207,575 575,661
133,759,068
Germany - 6 .0%
Allianz SE (Registered) (2)(a) 17,355 8,024,558
Aroundtown SA (2)*(a) 793,768 2,457,491
Aurubis AG (2)(a) 53,034 7,676,749
Bayer AG (Registered) (2)(a) 65,390 2,836,341
Bayerische Motoren Werke AG (2)
(a) 14,422 1,563,855
Bechtle AG (2)(a) 78,054 3,975,620
Brenntag SE (2)(a) 22,606 1,312,145
Commerzbank AG (2)(a) 74,508 3,144,582
Continental AG (2)(a) 49,262 3,909,578
Deutsche Bank AG (Registered)
(2)(a) 382,128 14,726,882
Deutsche Lufthansa AG
(Registered) (2)(a) 479,241 4,708,032
Deutsche Post AG (2)(a) 65,939 3,595,371
Evonik Industries AG (2)(a) 202,803 3,164,961
Freenet AG (2)(a) 81,503 2,807,560
Fresenius Medical Care AG (2)(a) 30,177 1,441,422
GEA Group AG (2)(a) 24,803 1,676,243
Hannover Rueck SE (2)(a) 4,419 1,375,110
Heidelberg Materials AG (2)(a) 53,181 13,787,549
HUGO BOSS AG (2)(a) 87,105 3,670,321
KION Group AG (2)(a) 18,440 1,457,077
Knorr-Bremse AG (2)(a) 26,104 2,896,038
LANXESS AG (2)(a) 12 246
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 3,636,586
RWE AG (2)(a) 111,354 5,900,297
Talanx AG (2)(a) 38,218 5,076,840
thyssenkrupp AG (2)(a) 354,466 3,810,721
Tkms AG& Co. KGaA * 14,600 1,134,139
Zalando SE (2)*(a)(c) 80,707 2,381,427
112,147,741
Hong Kong - 0 .8%
CK Asset Holdings Ltd. (2)(a) 131,872 666,862
CLP Holdings Ltd. (2)(a) 58,000 518,804
Sun Hung Kai Properties Ltd. (2)(a) 303,500 3,695,503
Swire Pacific Ltd., Class A (2)(a) 129,000 1,039,915
WH Group Ltd. (2)(a)(c) 7,721,000 8,601,303
Wharf Real Estate Investment Co.
Ltd. (2)(a) 2,000 6,321
14,528,708
Italy - 4 .7%
A2A SpA (2)(a) 1,916,323 5,185,345
Azimut Holding SpA (2)(a) 157,019 6,541,069
BPER Banca SpA (2)(a) 500,387 6,761,469
Coca-Cola HBC AG (2)(a) 120,623 6,240,259
Eni SpA (2)(a) 333,947 6,330,339
Generali (2)(a) 195,557 8,172,018
Hera SpA (2)(a) 740,184 3,490,244
Italgas SpA (2)(a) 385,805 4,303,114
Leonardo SpA (2)(a) 201,061 11,500,800
Nexi SpA (2)(a)(c) 634,905 3,129,383

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 4.7% (continued)
Pirelli & C SpA (2)(a)(c) 112,969 771,433
Poste Italiane SpA (2)(a)(c) 90,510 2,272,154
Prysmian SpA (2)(a) 62,547 6,239,523
Telecom Italia SpA (2)*(a) 2,579,626 1,549,719
Unipol Assicurazioni SpA (2)(a) 601,532 14,431,745
86,918,614
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 3,941 205,907
Japan - 22 .1%
ABC-Mart, Inc. (2)(a) 59,500 1,008,271
Advantest Corp. (2)(a) 27,800 3,515,252
Aisin Corp. (2)(a) 65,000 1,217,857
ALSOK Co. Ltd. (2)(a) 138,400 1,087,235
Amada Co. Ltd. (2) 11,900 140,786
Asahi Group Holdings Ltd. (2)(a) 233,000 2,442,261
Asahi Kasei Corp. (2)(a) 319,100 2,836,400
Astellas Pharma, Inc. (2)(a) 130,400 1,735,561
Azbil Corp. (2)(a) 37,900 344,671
Bandai Namco Holdings, Inc. (2)(a) 170,600 4,540,704
BayCurrent, Inc. (2)(a) 21,300 883,177
Brother Industries Ltd. (2)(a) 134,300 2,683,009
Canon, Inc. (2)(a) 13,000 384,652
Central Japan Railway Co. (2)(a) 229,500 6,357,150
Chubu Electric Power Co., Inc. (2)
(a) 401,200 6,181,096
Chugai Pharmaceutical Co. Ltd. (2)
(a) 90,400 4,742,526
Concordia Financial Group Ltd. (2)
(a) 65,900 544,797
Dai Nippon Printing Co. Ltd. (2)(a) 211,900 3,647,645
Dai-ichi Life Holdings, Inc. (2)(a) 430,100 3,574,376
Daito Trust Construction Co. Ltd.
(2)(a) 122,600 2,334,546
Daiwa House Industry Co. Ltd. (2)
(a) 67,400 2,238,949
Ebara Corp. (2)(a) 22,900 539,748
ENEOS Holdings, Inc. (2)(a) 902,200 6,383,160
Fujikura Ltd. (2)(a) 37,700 4,180,758
Hikari Tsushin, Inc. (2)(a) 7,000 1,961,393
Hirose Electric Co. Ltd. (2)(a) 16,300 1,803,832
Hitachi Construction Machinery Co.
Ltd. (2)(a)(b) 63,400 1,874,087
Hoya Corp. (2)(a) 33,100 5,020,264
Idemitsu Kosan Co. Ltd. (2)(a) 582,000 4,406,482
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,693,658
Inpex Corp. (2)(a) 835,300 16,706,449
ITOCHU Corp. (2)(a) 120,000 1,516,418
Japan Post Bank Co. Ltd. (2)(a) 507,500 7,144,115
Japan Post Holdings Co. Ltd. (2)(a) 429,600 4,532,887
Japan Post Insurance Co. Ltd. (2)
(a) 223,600 6,724,448
Japan Real Estate Investment
Corp., REIT (2)(a) 587 490,440
JFE Holdings, Inc. (2)(a) 157,600 2,009,225
Kansai Electric Power Co., Inc.
(The) (2)(a) 320,300 5,030,212
Kao Corp. (2)(a) 74,000 2,953,455
Kawasaki Kisen Kaisha Ltd. (2)(a) 224,900 3,130,659
INVESTMENTS SHARES VALUE ($)
Japan - 22.1% (continued)
Keyence Corp. (2)(a) 7,100 2,568,248
Kinden Corp. (2)(a) 129,700 5,626,041
Kirin Holdings Co. Ltd. (2)(a) 149,000 2,230,383
Kobe Steel Ltd. (2)(a) 214,400 2,833,038
Komatsu Ltd. (2)(a) 134,600 4,271,189
Konami Group Corp. (2)(a) 16,400 2,227,239
Kyocera Corp. (2)(a) 143,200 2,007,479
Kyushu Electric Power Co., Inc. (2)
(a) 176,300 1,891,419
LY Corp. (2)(a) 545,000 1,450,217
M3, Inc. (2)(a) 100,100 1,346,628
Makita Corp. (2)(a) 93,600 2,836,920
Mazda Motor Corp. (2)(a) 514,000 3,969,218
Medipal Holdings Corp. (2)(a) 83,500 1,478,182
MEIJI Holdings Co. Ltd. (2)(a) 51,600 1,146,828
MINEBEA MITSUMI, Inc. (2)(a) 34,600 696,207
MISUMI Group, Inc. (2) 85,800 1,338,926
Mitsubishi Chemical Group Corp.
(2)(a) 589,900 3,453,058
Mitsubishi Electric Corp. (2)(a) 189,000 5,510,646
Mitsubishi HC Capital, Inc. (2)(a) 392,700 3,285,033
Mitsubishi Motors Corp. (2)(a) 794,000 1,887,677
Mitsui & Co. Ltd. (2)(a) 97,400 2,892,521
Mitsui Chemicals, Inc. (2)(a) 67,600 864,409
MS&AD Insurance Group Holdings,
Inc. (2)(a) 246,300 5,782,391
Murata Manufacturing Co. Ltd. (2)
(a) 210,700 4,354,738
Nexon Co. Ltd. (2)(a) 92,400 2,257,008
NGK Insulators Ltd. (2) 123,800 2,656,658
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 128,400 2,748,094
Nippon Steel Corp. (2)(a) 1,274,500 5,215,323
Nippon Yusen KK (2)(a) 179,700 5,820,768
Nitto Denko Corp. (2)(a) 285,200 6,790,530
Nomura Holdings, Inc. (2)(a) 798,300 6,650,214
Nomura Real Estate Holdings, Inc.
(2)(a) 78,000 481,522
Nomura Real Estate Master Fund,
Inc., REIT (a) 270 298,372
Obayashi Corp. (2)(a) 152,600 3,193,600
Obic Co. Ltd. (2)(a) 59,800 1,877,043
Oji Holdings Corp. (2)(a) 1,281,400 7,035,251
Ono Pharmaceutical Co. Ltd. (2)(a) 200,600 2,779,195
Open House Group Co. Ltd. (2)(a) 52,600 3,087,586
Oracle Corp. Japan (2)(a) 14,300 1,201,901
Orix JREIT, Inc., REIT (2)(a) 1,006 681,910
Osaka Gas Co. Ltd. (2)(a) 287,900 10,003,625
Otsuka Corp. (2)(a) 67,300 1,386,757
Otsuka Holdings Co. Ltd. (2)(a) 108,100 6,114,053
Pan Pacific International Holdings
Corp. (2)(a) 111,900 666,578
Panasonic Holdings Corp. (2)(a) 1,017,300 13,188,317
Persol Holdings Co. Ltd. (2)(a) 373,800 693,773
Recruit Holdings Co. Ltd. (2)(a) 28,700 1,612,698
Ricoh Co. Ltd. (2)(a) 200,700 1,765,966
Rohm Co. Ltd. (2)(a) 7,600 107,961
Ryohin Keikaku Co. Ltd. (2)(a) 191,300 3,377,872
Sanwa Holdings Corp. (2) 62,100 1,616,972
SCREEN Holdings Co. Ltd. (2)(a) 70,500 6,867,007

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 22.1% (continued)
Seibu Holdings, Inc. (2)(a) 9,000 247,289
Seiko Epson Corp. (2)(a) 86,100 1,091,253
Sekisui Chemical Co. Ltd. (2)(a) 221,100 3,718,297
Shimamura Co. Ltd. (2)(a) 101,600 6,620,014
Shin-Etsu Chemical Co. Ltd. (2)(a) 50,800 1,577,907
Shionogi & Co. Ltd. (2)(a) 377,800 6,838,113
Skylark Holdings Co. Ltd. (a) 70,100 1,505,915
Sompo Holdings, Inc. (2)(a) 148,900 5,053,996
Square Enix Holdings Co. Ltd. (a) 426,900 7,793,159
Subaru Corp. (2)(a) 360,000 7,751,240
Sumitomo Corp. (2)(a) 190,000 6,576,376
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 153,900 4,690,082
Suntory Beverage & Food Ltd. (2)
(a) 153,500 4,616,292
Sysmex Corp. (2)(a) 10,200 100,166
T&D Holdings, Inc. (2)(a) 75,300 1,738,161
Takeda Pharmaceutical Co. Ltd.
(2)(a) 88,500 2,749,276
TBS Holdings, Inc. (2)(a) 67,600 2,494,841
TDK Corp. (2)(a) 125,500 1,775,543
TIS, Inc. (2)(a) 27,900 937,317
Toei Animation Co. Ltd. (2)(a) 9,600 166,286
Toho Co. Ltd. (a) 14,100 718,322
Tokyo Century Corp. (2)(a) 164,600 2,134,128
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,084,200 4,558,970
Tokyo Electron Ltd. (2)(a) 10,500 2,338,637
Tokyo Gas Co. Ltd. (2)(a) 150,800 5,978,386
Tokyu Fudosan Holdings Corp. (2)
(a) 123,200 1,125,433
TOPPAN Holdings, Inc. (2)(a) 176,200 5,237,844
Toray Industries, Inc. (2)(a) 322,700 2,103,934
Tosoh Corp. (2)(a) 254,000 3,816,908
TOTO Ltd. (2)(a)(b) 11,200 309,460
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,503,958
Toyota Industries Corp. (2)(a) 6,500 736,883
Toyota Tsusho Corp. (2)(a) 245,700 8,284,807
Yamazaki Baking Co. Ltd. (2)(a) 61,600 1,292,490
Yokogawa Electric Corp. (2)(a) 66,700 2,139,107
Zensho Holdings Co. Ltd. (2)(a) 19,500 1,117,418
410,106,008
Luxembourg - 0 .5%
ArcelorMittal SA (2)(a) 189,816 8,716,259
Eurofins Scientific SE (2)(a) 6,272 458,662
9,174,921
Mexico - 0 .0% †
Grupo Aeroportuario del Sureste
SAB de CV, ADR (a) 383 123,862
Netherlands - 2 .4%
Aalberts NV (2) 41,726 1,375,409
ABN AMRO Bank NV, CVA (2)(a)(c) 331,706 11,589,440
Arcadis NV (2)(a) 10,442 435,572
ASM International NV (2)(a) 3,723 2,253,887
ASML Holding NV (2)(a) 1,759 1,895,358
ASR Nederland NV (2)(a) 25,069 1,783,679
Koninklijke Ahold Delhaize NV (2)
(a) 245,037 10,048,206
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.4% (continued)
Koninklijke KPN NV (2)(a) 339,582 1,586,770
NN Group NV (2)(a) 148,992 11,493,934
Randstad NV (2)(a) 36,762 1,395,672
43,857,927
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 2,717 205,823
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(c) 108,589 520,169
Norway - 1 .0%
Equinor ASA (2)(a) 310,752 7,328,099
Kongsberg Gruppen ASA (2)(a) 216,379 5,544,773
Norsk Hydro ASA (2)(a) 622,730 4,806,962
17,679,834
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 352,705 371,278
Singapore - 0 .9%
Genting Singapore Ltd. (2) 11,417,700 6,432,545
Oversea-Chinese Banking Corp.
Ltd. (2) 220,100 3,381,445
Singapore Airlines Ltd. (2) 309,600 1,537,154
Singapore Technologies
Engineering Ltd. (2) 75,200 491,364
Singapore Telecommunications
Ltd. (2) 99,200 350,970
United Overseas Bank Ltd. (2) 181,800 4,951,420
17,144,898
South Africa - 0 .1%
Gold Fields Ltd., ADR (a)(b) 29,110 1,270,943
Harmony Gold Mining Co. Ltd.,
ADR (a) 61,201 1,217,900
2,488,843
Spain - 3 .3%
Acciona SA (2)(a) 5,866 1,276,672
ACS Actividades de Construccion y
Servicios SA (2)(a) 83,623 8,300,865
Aena SME SA (2)(a)(c) 105,008 2,934,014
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 455,683 10,689,056
Banco Santander SA (2)(a) 1,459,164 17,175,077
CaixaBank SA (2)(a) 101,479 1,240,695
Enagas SA (2)(a) 29,735 459,523
Endesa SA (a) 41,398 1,490,178
Mapfre SA (2)(a) 779,070 3,909,525
Repsol SA (2)(a) 724,670 13,521,198
60,996,803
Sweden - 3 .7%
Alfa Laval AB (2)(a) 10,620 532,501
Asmodee Group AB, Class B (2)*(a) 43,929 503,918
Boliden AB (2)*(a) 107,286 5,943,244
Coffee Stain Group AB, Class B *(a) 343,328 863,308
Elekta AB, Class B (2)(a) 49,309 301,556
Embracer Group AB (2)*(a) 343,328 2,247,999
Essity AB, Class B (2)(a) 149,582 4,300,688

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.7% (continued)
Evolution AB (2)(a)(c) 58,973 4,004,358
Getinge AB, Class B (2)(a) 113,960 2,690,563
H & M Hennes & Mauritz AB, Class
B (2)(a) 2 40
Husqvarna AB, Class B (2) 53,459 267,990
Sandvik AB (2)(a) 79,596 2,571,038
Securitas AB, Class B (2)(a) 281,804 4,481,563
Skandinaviska Enskilda Banken AB,
Class A (2)(a) 69,843 1,472,548
Skanska AB, Class B (2)(a) 120,344 3,279,174
SKF AB, Class B (2)(a) 235,576 6,235,421
SSAB AB, Class B (2)(a) 580,883 4,349,339
Swedbank AB, Class A (2)(a) 94,517 3,279,272
Swedish Orphan Biovitrum AB
(2)*(a) 6,000 215,323
Tele2 AB, Class B (2)(a) 6,389 107,058
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,512,448 14,719,204
Telia Co. AB (2)(a) 230,465 985,000
Trelleborg AB, Class B (2)(a) 52,957 2,238,575
Volvo AB, Class B (2)(a) 72,546 2,308,750
67,898,430
Switzerland - 3 .2%
ABB Ltd. (Registered) (2)(a) 31,437 2,317,459
Adecco Group AG (Registered) (2)
(a) 166,586 4,797,677
BKW AG (2)(a) 17,795 3,774,509
Flughafen Zurich AG (Registered)
(2)(a) 18,961 6,002,375
Geberit AG (Registered) (2)(a) 5,471 4,248,903
Georg Fischer AG (Registered) (2) 17,769 1,190,391
Givaudan SA (Registered) (2)(a) 151 597,394
Helvetia Baloise Holding AG (2)(a) 11,232 2,954,163
Logitech International SA
(Registered) (2)(a) 47,477 4,819,773
Schindler Holding AG (2)(a) 12,690 4,772,266
SGS SA (Registered) (a) 40,434 4,638,093
Sonova Holding AG (Registered)
(2)(a) 1,897 490,691
Swiss Prime Site AG (Registered)
(2)(a) 17,693 2,747,154
Swisscom AG (Registered) (2)(a) 6,270 4,554,260
TE Connectivity plc (a) 11,769 2,677,565
Tecan Group AG (Registered) (2)(a) 9,409 1,510,629
Temenos AG (Registered) (2)(a) 26,411 2,626,623
Zurich Insurance Group AG (2)(a) 6,046 4,575,024
59,294,949
United Kingdom - 9 .0%
Aberdeen Group plc (2)(a) 89,685 247,437
Auto Trader Group plc (2)(a)(c) 144,271 1,138,206
B&M European Value Retail SA (2)
(a) 378,490 858,001
Babcock International Group plc
(2)(a) 1 17
Barclays plc (2)(a) 2,604,099 16,669,173
Barratt Redrow plc (2)(a) 1 5
Beazley plc (2)(a) 166,455 1,861,399
British American Tobacco plc (2)(a) 81,891 4,642,454
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.0% (continued)
British Land Co. plc (The), REIT
(2)(a) 41,006 222,515
BT Group plc (2)(a) 3,833,476 9,497,213
Centrica plc (2)(a) 5,172,056 11,792,598
CK Hutchison Holdings Ltd. (2)(a) 806,000 5,479,560
Compass Group plc (2)(a) 69,010 2,186,585
DCC plc (2) 86,843 5,410,207
easyJet plc (2)(a) 505,236 3,465,902
Games Workshop Group plc (2)(a) 2,749 699,359
Harbour Energy plc (2)(a) 2 5
Hikma Pharmaceuticals plc (2)(a) 14,948 311,620
Howden Joinery Group plc (2) 64,905 726,386
HSBC Holdings plc (2)(a) 153,005 2,407,678
IMI plc (2)(a) 2 67
Imperial Brands plc (2)(a) 155,300 6,521,075
Inchcape plc (a) 87,732 909,407
InterContinental Hotels Group plc
(2)(a) 35,161 4,941,134
International Consolidated Airlines
Group SA (2)(a) 666,748 3,702,059
Intertek Group plc (2)(a) 7,255 449,930
Investec plc (2)(a) 143,213 1,063,056
ITV plc (2)(a) 348,236 384,093
J Sainsbury plc (a) 558,863 2,448,288
JD Sports Fashion plc (2)(a) 2,428,403 2,752,564
Kingfisher plc (2)(a) 1,595,139 6,714,821
Land Securities Group plc, REIT
(2)(a) 125 1,045
Lloyds Banking Group plc (2)(a) 3,121,643 4,129,042
Man Group plc (2)(a) 144,008 442,249
Marks & Spencer Group plc (2)(a) 1,396,044 6,212,447
NatWest Group plc (2)(a) 945,564 8,294,754
Next plc (2)(a) 12,997 2,392,750
Pearson plc (2)(a) 189,690 2,682,033
Rightmove plc (2)(a) 305,679 2,135,689
Rolls-Royce Holdings plc (2)(a) 393,031 6,078,505
Rotork plc (2) 19 83
Sage Group plc (The) (2)(a) 22,886 332,865
Schroders plc (2)(a) 371,880 2,032,869
Segro plc, REIT (2)(a) 30,100 291,613
Smith & Nephew plc (2)(a) 20 333
Smiths Group plc (2)(a) 4 127
St James's Place plc (2)(a) 59,378 1,102,911
Standard Chartered plc (2)(a) 557,939 13,613,958
Subsea 7 SA (2)(a) 24,096 483,607
TechnipFMC plc (a) 35,207 1,568,824
Tesco plc (2)(a) 930,798 5,535,297
Travis Perkins plc (2) 36,841 314,621
Tritax Big Box REIT plc, REIT (2)(a) 64 131
UNITE Group plc (The), REIT (2)(a) 84,513 636,283
Vodafone Group plc (2)(a) 8,190,961 10,918,629
Wise plc, Class A (2)*(a) 7 84
166,703,563
United States - 109 .8%
3M Co. (a) 41,269 6,607,167
A O Smith Corp. (a)(b) 66,823 4,469,122
Abbott Laboratories (a) 33,265 4,167,772
AbbVie, Inc. (a) 19,098 4,363,702

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Abercrombie & Fitch Co., Class A
*(a) 14,987 1,886,414
Accenture plc, Class A (a) 19,214 5,155,116
Acerinox SA (2)(a) 129,574 1,917,971
Acuity, Inc. (a) 12,772 4,598,431
Adobe, Inc. *(a) 39,777 13,921,552
ADT, Inc. (a) 641,474 5,176,695
AES Corp. (The) (a) 191,480 2,745,823
Agilent Technologies, Inc. (a) 8,136 1,107,066
Air Lease Corp., Class A (a) 4,974 319,480
Airbnb, Inc., Class A *(a)(b) 57,300 7,776,756
Akamai Technologies, Inc. *(a) 26,660 2,326,085
Albertsons Cos., Inc., Class A (a)(b) 176,825 3,036,085
Alcoa Corp. (a) 92,196 4,899,295
Align Technology, Inc. *(a) 20,423 3,189,051
Allegion plc (a) 2,824 449,637
Allison Transmission Holdings, Inc.
(a) 62,487 6,117,477
Allstate Corp. (The) (a) 20,106 4,185,064
Alphabet, Inc., Class A (a) 58,493 18,308,308
Altria Group, Inc. (a) 264,885 15,273,269
Amdocs Ltd. (a) 47,665 3,837,509
Ameren Corp. (a) 17,730 1,770,518
American Electric Power Co., Inc.
(a) 44,370 5,116,305
American Water Works Co., Inc. (a) 14,845 1,937,273
Ameriprise Financial, Inc. (a) 19,365 9,495,434
AMETEK, Inc. (a) 4,689 962,699
Amgen, Inc. (a) 7,954 2,603,424
Amkor Technology, Inc. (a)(b) 232,905 9,195,089
AP Moller - Maersk A/S, Class B
(2)(a) 2,945 6,757,454
APA Corp. (a) 72,649 1,776,995
Apple, Inc. (a) 6,708 1,823,637
Applied Industrial Technologies,
Inc. (a) 7,178 1,843,095
Applied Materials, Inc. (a) 12,633 3,246,555
Aramark (a) 91,926 3,388,392
Arch Capital Group Ltd. *(a) 26,473 2,539,290
Archer-Daniels-Midland Co. (a)(b) 131,621 7,566,891
Arista Networks, Inc. *(a) 76,341 10,002,961
Armstrong World Industries, Inc. (a) 8,376 1,600,654
Arrow Electronics, Inc. *(a) 26,423 2,911,286
ASGN, Inc. *(a) 43,584 2,099,441
Assurant, Inc. (a)(b) 18,211 4,386,119
Assured Guaranty Ltd. (a) 11,910 1,070,352
AT&T, Inc. (a) 482,512 11,985,598
ATI, Inc. *(a) 22,982 2,637,414
Atlassian Corp., Class A *(a) 12,848 2,083,175
Atmos Energy Corp. (a)(b) 1,805 302,572
Autodesk, Inc. *(a) 9,370 2,773,614
AutoNation, Inc. *(a)(b) 10,756 2,220,899
Avantor, Inc. *(a) 137,285 1,573,286
Avient Corp. (a) 76,834 2,400,294
Avnet, Inc. (a) 140,176 6,739,662
Axalta Coating Systems Ltd. *(a) 14,010 452,663
Axis Capital Holdings Ltd. (a) 44,947 4,813,374
Bank of New York Mellon Corp.
(The) (a) 82,036 9,523,559
Bank OZK (a)(b) 112,097 5,158,704
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Belden, Inc. (a)(b) 6,989 814,568
Best Buy Co., Inc. (a) 58,743 3,931,669
Biogen, Inc. *(a) 74,432 13,099,288
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 6,262 1,897,323
Black Hills Corp. (a)(b) 53,239 3,695,851
BOK Financial Corp. (a) 15,199 1,800,474
Booking Holdings, Inc. (a) 1,679 8,991,599
BorgWarner, Inc. (a) 112,970 5,090,428
Boston Beer Co., Inc. (The), Class
A *(a) 21,104 4,118,024
Brink's Co. (The) (a) 17,481 2,040,557
Bristol-Myers Squibb Co. (a) 238,645 12,872,511
Brixmor Property Group, Inc., REIT
(a) 138,454 3,630,264
Broadcom, Inc. (a)(b) 1,492 516,381
Bunge Global SA (a) 34,698 3,090,898
Buzzi SpA (2)(a) 109,938 6,645,874
BWX Technologies, Inc. (a)(b) 23,297 4,026,653
Cabot Corp. (a)(b) 40,022 2,652,658
CACI International, Inc., Class A
*(a) 904 481,660
Cardinal Health, Inc. (a) 63,756 13,101,858
Carnival Corp. *(a) 131,577 4,018,362
CBRE Group, Inc., Class A *(a)(b) 42,520 6,836,791
Cencora, Inc. (a) 19,866 6,709,742
Centene Corp. *(a) 233,850 9,622,928
CF Industries Holdings, Inc. (a) 15,979 1,235,816
CH Robinson Worldwide, Inc. (a) 27,039 4,346,790
Charles River Laboratories
International, Inc. *(a)(b) 17,454 3,481,724
Chevron Corp. (a)(b) 18,133 2,763,651
Chubb Ltd. (a) 22,426 6,999,603
Ciena Corp. *(a)(b) 42,779 10,004,725
Cigna Group (The) (a) 28,988 7,978,367
Cincinnati Financial Corp. (a) 18,918 3,089,688
Cintas Corp. (a) 25,240 4,746,887
Cirrus Logic, Inc. *(a) 64,358 7,626,423
Cisco Systems, Inc. (a) 7,442 573,257
Citizens Financial Group, Inc. (a) 114,537 6,690,106
Clarivate plc *(a)(b) 76,292 254,815
Clean Harbors, Inc. *(a)(b) 8,522 1,998,239
CME Group, Inc. (a) 8,214 2,243,079
CNA Financial Corp. (a) 36,372 1,736,399
CNO Financial Group, Inc. (a) 149,074 6,331,173
Coca-Cola Consolidated, Inc. (a) 48,529 7,439,496
Cognizant Technology Solutions
Corp., Class A (a) 108,888 9,037,704
Columbia Sportswear Co. (a) 11,269 620,809
Comcast Corp., Class A (a) 479,812 14,341,581
Commercial Metals Co. (a) 68,445 4,737,763
Commvault Systems, Inc. *(a) 14,533 1,821,857
Conagra Brands, Inc. (a) 198,349 3,433,421
Concentrix Corp. (a)(b) 34,680 1,441,994
Consolidated Edison, Inc. (a)(b) 47,244 4,692,274
Constellation Brands, Inc., Class A
(a)(b) 14,658 2,022,218
Copart, Inc. *(a) 78,775 3,084,041
COPT Defense Properties, REIT (a) 90,368 2,512,230
Corcept Therapeutics, Inc. *(a)(b) 45,561 1,585,523

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Corebridge Financial, Inc. (a) 152,187 4,591,482
Corpay, Inc. *(a) 2,125 639,476
Corteva, Inc. (a) 32,269 2,162,991
Costco Wholesale Corp. (a)(b) 5,707 4,921,374
Coterra Energy, Inc. (a)(b) 28,651 754,094
Crane Co. (a) 7,960 1,468,063
Crocs, Inc. *(a)(b) 34,438 2,945,138
Crown Holdings, Inc. (a)(b) 12,610 1,298,452
CubeSmart, REIT (a) 48,163 1,736,276
Cummins, Inc. (a) 11,252 5,743,583
Curtiss-Wright Corp. (a) 16,527 9,110,839
CVS Health Corp. (a) 20,052 1,591,327
Darden Restaurants, Inc. (a) 11,836 2,178,061
Darling Ingredients, Inc. *(a) 28,620 1,030,320
Deckers Outdoor Corp. *(a)(b) 42,841 4,441,326
Dell Technologies, Inc., Class C (a) 10,153 1,278,060
DENTSPLY SIRONA, Inc. (a) 67,947 776,634
Dexcom, Inc. *(a) 48,291 3,205,074
Dillard's, Inc., Class A (a) 7,501 4,548,156
Docusign, Inc., Class A *(a) 45,896 3,139,286
Dolby Laboratories, Inc., Class A (a) 63,793 4,096,786
Domino's Pizza, Inc. (a)(b) 13,468 5,613,732
Donaldson Co., Inc. (a) 33,503 2,970,376
Dover Corp. (a) 13,066 2,551,006
Doximity, Inc., Class A *(a)(b) 109,441 4,846,047
Dropbox, Inc., Class A *(a) 280,553 7,799,373
Duke Energy Corp. (a)(b) 30,710 3,599,519
DuPont de Nemours, Inc. (a)(b) 74,439 2,992,448
DXC Technology Co. *(a)(b) 349,116 5,114,549
Dynatrace, Inc. *(a) 41,292 1,789,595
East West Bancorp, Inc. (a) 16,164 1,816,672
Eastman Chemical Co. (a)(b) 16,295 1,040,110
eBay, Inc. (a)(b) 79,985 6,966,694
Edison International (a) 93,973 5,640,259
Elanco Animal Health, Inc. *(a)(b) 135,189 3,059,327
Element Solutions, Inc. (a)(b) 149,071 3,725,284
Elevance Health, Inc. (a) 16,853 5,907,819
EMCOR Group, Inc. (a) 10,503 6,425,630
Encompass Health Corp. (a) 6,445 684,072
EnerSys 18,868 2,768,879
Entergy Corp. (a)(b) 61,181 5,654,960
Envista Holdings Corp. *(a) 223,511 4,852,424
EOG Resources, Inc. (a) 32,288 3,390,563
EPR Properties, REIT (a) 45,116 2,251,288
Equitable Holdings, Inc. (a)(b) 45,147 2,151,255
Equity Residential, REIT (a) 20,921 1,318,860
Essent Group Ltd. (a) 13,973 908,385
Essential Utilities, Inc. (a) 91,336 3,503,649
Etsy, Inc. *(a) 143,470 7,953,977
Euronet Worldwide, Inc. *(a)(b) 43,584 3,317,178
Evercore, Inc., Class A (a) 9,508 3,235,097
Everest Group Ltd. (a) 19,931 6,763,585
Evergy, Inc. (a)(b) 29,686 2,151,938
Eversource Energy (a) 57,920 3,899,754
Exelixis, Inc. *(a) 192,272 8,427,282
Exelon Corp. (a)(b) 105,654 4,605,458
ExlService Holdings, Inc. *(a) 38,469 1,632,624
Expedia Group, Inc. (a) 54,833 15,534,737
Expeditors International of
Washington, Inc. (a)(b) 28,251 4,209,682
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Exponent, Inc. (a) 481 33,410
F&G Annuities & Life, Inc. 2,182 67,315
F5, Inc. *(a)(b) 18,928 4,831,561
Fastenal Co. (a)(b) 64,153 2,574,460
Federated Hermes, Inc., Class B
(a)(b) 183,349 9,546,982
FedEx Corp. (a) 19,502 5,633,348
Fidelity National Financial, Inc. (a) 36,375 1,985,711
Fidelity National Information
Services, Inc. (a)(b) 54,332 3,610,905
Fifth Third Bancorp (a) 39,434 1,845,906
First Hawaiian, Inc. (a) 51,157 1,294,272
First Horizon Corp. (a) 93,682 2,239,000
First Industrial Realty Trust, Inc.,
REIT (a) 34,663 1,985,150
FirstCash Holdings, Inc. (a) 21,120 3,366,106
FirstEnergy Corp. (a) 14,567 652,165
Fiserv, Inc. *(a) 44,126 2,963,943
Flex Ltd. *(a) 34,731 2,098,447
Flowers Foods, Inc. (a)(b) 344,731 3,750,673
Flowserve Corp. (a) 56,402 3,913,171
Fluor Corp. * 192,349 7,622,791
FNB Corp. (a)(b) 197,410 3,375,711
Fortinet, Inc. *(a) 39,533 3,139,316
Fortune Brands Innovations, Inc. 57,038 2,853,041
Fox Corp., Class A (a)(b) 64,888 4,741,366
Franklin Resources, Inc. (a) 80,258 1,917,364
Gaming and Leisure Properties,
Inc., REIT (a)(b) 47,133 2,106,374
Gap, Inc. (The) (a) 57,592 1,474,355
Garmin Ltd. (a) 8,681 1,760,941
Gartner, Inc. *(a) 19,626 4,951,247
Gates Industrial Corp. plc * 177,728 3,815,820
GE Aerospace (a) 9,700 2,987,891
GE HealthCare Technologies, Inc.
(a) 31,984 2,623,328
GE Vernova, Inc. (a) 3,328 2,175,081
Gen Digital, Inc. (a)(b) 71,054 1,931,958
General Dynamics Corp. (a) 33,970 11,436,340
General Motors Co. (a) 137,992 11,221,509
Genpact Ltd. (a) 62,880 2,941,526
Gilead Sciences, Inc. (a) 47,351 5,811,862
Gitlab, Inc., Class A *(a)(b) 43,559 1,634,769
GLOBALFOUNDRIES, Inc. *(a) 40,843 1,426,238
Globus Medical, Inc., Class A *(a)
(b) 25,877 2,259,321
GoDaddy, Inc., Class A *(a) 19,811 2,458,149
Graco, Inc. (a) 36,846 3,020,267
Graham Holdings Co., Class B (a) 6,137 6,742,108
GRAIL, Inc. *(a)(b) 32,020 2,740,592
Grand Canyon Education, Inc. *(a) 34,576 5,750,335
Greif, Inc., Class A (a) 31,043 2,101,611
GSK plc (2)(a) 25,187 617,515
H&R Block, Inc. (a) 95,748 4,172,698
Halliburton Co. (a)(b) 66,132 1,868,890
Halozyme Therapeutics, Inc. *(a) 37,937 2,553,160
Hancock Whitney Corp. (a)(b) 55,236 3,517,428
Hanover Insurance Group, Inc.
(The) (a) 8,077 1,476,233

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Hartford Insurance Group, Inc.
(The) (a) 56,298 7,757,864
Hexcel Corp. (a)(b) 42,321 3,127,522
HF Sinclair Corp. (a) 74,047 3,412,086
Highwoods Properties, Inc., REIT
(a)(b) 105,432 2,722,254
Hilton Worldwide Holdings, Inc. (a) 2,401 689,687
Holcim AG (2)(a) 150,174 14,619,487
Hologic, Inc. *(a)(b) 31,628 2,355,970
Home BancShares, Inc. (a)(b) 10,359 287,773
Host Hotels & Resorts, Inc., REIT
(a) 104,490 1,852,608
Houlihan Lokey, Inc., Class A (a) 14,441 2,515,478
Howard Hughes Holdings, Inc. *(a) 3,696 294,830
Howmet Aerospace, Inc. (a) 34,699 7,113,989
HP, Inc. (a) 199,435 4,443,412
HubSpot, Inc. *(a) 6,791 2,725,228
Humana, Inc. (a)(b) 19,526 5,001,194
Huntington Bancshares, Inc. (a)(b) 157,162 2,726,761
Huntington Ingalls Industries, Inc.
(a) 23,347 7,939,614
IAC, Inc. *(a) 68,574 2,681,243
IDEXX Laboratories, Inc. *(a)(b) 4,419 2,989,586
Illinois Tool Works, Inc. (a) 10,001 2,463,246
Incyte Corp. *(a) 131,853 13,023,121
Ingredion, Inc. (a) 35,582 3,923,271
International Bancshares Corp. (a)
(b) 41,640 2,766,562
Invesco Ltd. (a) 295,475 7,762,128
IPG Photonics Corp. *(a)(b) 4,728 338,525
IQVIA Holdings, Inc. *(a) 32,969 7,431,542
ITT, Inc. (a) 13,875 2,407,451
Jabil, Inc. (a)(b) 29,168 6,650,887
Jack Henry & Associates, Inc. (a)(b) 3,650 666,052
Jacobs Solutions, Inc. (a)(b) 15,826 2,096,312
Janus Henderson Group plc (a) 160,399 7,630,180
Jazz Pharmaceuticals plc *(a) 44,603 7,582,510
JB Hunt Transport Services, Inc. (a) 12,162 2,363,563
JBS NV, Class A *(a) 14,568 210,071
Johnson & Johnson (a) 50,292 10,407,929
Jones Lang LaSalle, Inc. *(a) 19,617 6,600,532
Kilroy Realty Corp., REIT (a) 68,618 2,564,255
Kimco Realty Corp., REIT (a)(b) 119,725 2,426,826
KLA Corp. (a) 3,396 4,126,412
Kraft Heinz Co. (The) (a)(b) 184,112 4,464,716
Kroger Co. (The) (a)(b) 120,137 7,506,160
Kyndryl Holdings, Inc. *(a) 17,337 460,471
L3Harris Technologies, Inc. (a)(b) 20,137 5,911,619
Lam Research Corp. (a) 48,222 8,254,642
Lamar Advertising Co., Class A,
REIT (a)(b) 19,104 2,418,184
Landstar System, Inc. (a) 18,704 2,687,765
Leidos Holdings, Inc. (a) 33,284 6,004,434
Lennar Corp., Class A (a) 43,107 4,431,400
Leonardo DRS, Inc. (a) 21,562 735,049
Lincoln Electric Holdings, Inc. (a) 3,278 785,540
Lincoln National Corp. (a) 31,997 1,424,826
LivaNova plc *(a) 6,886 423,696
Live Nation Entertainment, Inc. *(a)
(b) 4,764 678,870
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Lockheed Martin Corp. (a) 1,613 780,160
Loews Corp. (a) 51,262 5,398,401
Lowe's Cos., Inc. (a) 13,878 3,346,818
Lumentum Holdings, Inc. *(a)(b) 24,244 8,936,096
Lyft, Inc., Class A *(a) 205,953 3,989,310
M&T Bank Corp. (a)(b) 32,810 6,610,559
Macy's, Inc. (a) 437,380 9,644,229
Manhattan Associates, Inc. *(a) 17,703 3,068,107
Markel Group, Inc. *(a)(b) 1,419 3,050,353
Masco Corp. (a) 33,013 2,095,005
Mastercard, Inc., Class A (a) 10,208 5,827,543
Matador Resources Co. (a) 11,494 487,805
Match Group, Inc. (a) 140,527 4,537,617
Mattel, Inc. *(a) 172,836 3,429,066
Maximus, Inc. (a)(b) 24,570 2,120,882
McKesson Corp. (a) 16,417 13,466,701
MDU Resources Group, Inc. (a)(b) 76,196 1,487,346
Medical Properties Trust, Inc., REIT
(a) 150,468 752,340
Medpace Holdings, Inc. *(a)(b) 15,663 8,797,124
Medtronic plc (a) 82,643 7,938,687
Merck & Co., Inc. (a) 93,012 9,790,443
Meta Platforms, Inc., Class A (a) 12,818 8,461,034
MetLife, Inc. (a) 21,297 1,681,185
Mettler-Toledo International, Inc.
*(a) 4,016 5,599,067
MGIC Investment Corp. (a) 31,102 908,800
Micron Technology, Inc. (a) 21,056 6,009,593
Microsoft Corp. (a) 13,501 6,529,354
Mid-America Apartment
Communities, Inc., REIT (a) 21,424 2,976,008
Middleby Corp. (The) *(a) 11,724 1,743,007
MKS, Inc. (a) 26,716 4,269,217
Mohawk Industries, Inc. *(a) 44,771 4,893,470
Molson Coors Beverage Co., Class
B (a) 137,122 6,400,855
Monolithic Power Systems, Inc. (a) 3,630 3,290,087
Monster Beverage Corp. *(a)(b) 65,547 5,025,488
Mosaic Co. (The) (a) 87,113 2,098,552
MSC Industrial Direct Co., Inc.,
Class A 33,524 2,819,368
Mueller Industries, Inc. (a) 49,495 5,682,026
Murphy USA, Inc. (a) 7,025 2,834,728
Natera, Inc. *(a) 24,240 5,553,142
National Fuel Gas Co. (a) 54,874 4,393,212
NetApp, Inc. (a) 47,056 5,039,227
Netflix, Inc. *(a) 29,750 2,789,360
Neurocrine Biosciences, Inc. *(a) 22,766 3,228,902
New Jersey Resources Corp. (a)(b) 36,707 1,692,927
New York Times Co. (The), Class
A (a) 68,026 4,722,365
NewMarket Corp. (a) 3,688 2,534,615
Newmont Corp. (a) 35,526 3,547,271
Nexstar Media Group, Inc., Class
A (a) 17,857 3,625,864
Nextpower, Inc., Class A *(a) 17,852 1,555,088
NiSource, Inc. (a)(b) 48,797 2,037,763
NNN REIT, Inc., REIT (a) 116,073 4,599,973
Northern Trust Corp. (a) 54,585 7,455,765
Northrop Grumman Corp. (a) 3,091 1,762,519

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Northwestern Energy Group, Inc.
(a) 14,073 908,271
NOV, Inc. (a)(b) 418,552 6,541,968
Novartis AG (Registered) (2)(a) 83,559 11,514,095
Nutanix, Inc., Class A *(a) 45,658 2,360,062
NVR, Inc. *(a) 545 3,974,560
OGE Energy Corp. (a) 12,679 541,393
Old National Bancorp (a)(b) 57,132 1,274,615
Old Republic International Corp. (a) 114,405 5,221,444
Omega Healthcare Investors, Inc.,
REIT (a) 126,910 5,627,189
Omnicom Group, Inc. (a) 63,509 5,128,352
OneMain Holdings, Inc. (a) 23,077 1,558,851
Onto Innovation, Inc. *(a) 8,293 1,309,133
Organon & Co. (a) 72,897 522,671
Ormat Technologies, Inc. (a)(b) 14,902 1,646,224
Oshkosh Corp. (a)(b) 48,740 6,123,206
Otis Worldwide Corp. (a) 13,957 1,219,144
Owens Corning (a) 57,911 6,480,820
Palo Alto Networks, Inc. *(a)(b) 5,728 1,055,098
Paramount Skydance Corp., Class
B (a)(b) 54,753 733,690
Parker-Hannifin Corp. (a)(b) 1,072 942,245
PayPal Holdings, Inc. (a) 54,418 3,176,923
Pegasystems, Inc. (a) 47,133 2,814,783
Penske Automotive Group, Inc. (a)
(b) 20,322 3,216,769
Pentair plc (a) 25,083 2,612,144
Performance Food Group Co. *(a) 20,188 1,815,305
Pfizer, Inc. (a) 360,567 8,978,118
Philip Morris International, Inc. (a) 45,630 7,319,052
Pilgrim's Pride Corp. (a) 44,977 1,753,653
Pinnacle Financial Partners, Inc. (a) 38,382 3,662,027
Pinnacle West Capital Corp. (a) 12,675 1,124,273
Pinterest, Inc., Class A *(a)(b) 67,981 1,760,028
PNC Financial Services Group, Inc.
(The) (a) 22,272 4,648,835
Popular, Inc. (a) 63,705 7,932,547
Portland General Electric Co. (a) 120,520 5,783,755
Post Holdings, Inc. *(a)(b) 11,376 1,126,793
PPG Industries, Inc. (a)(b) 29,772 3,050,439
Primerica, Inc. (a) 1,811 467,890
Procore Technologies, Inc. *(a)(b) 8,346 607,088
Prosperity Bancshares, Inc. (a) 35,629 2,462,320
PulteGroup, Inc. (a) 37,074 4,347,297
Pure Storage, Inc., Class A *(a)(b) 1,899 127,252
PVH Corp. (a) 36,253 2,429,676
QIAGEN NV (2)(a) 5,189 235,980
Qorvo, Inc. *(a)(b) 7,296 616,585
QUALCOMM, Inc. (a) 23,730 4,059,017
Qualys, Inc. *(a)(b) 42,294 5,620,873
Ralph Lauren Corp., Class A (a) 9,345 3,304,485
Rambus, Inc. *(a) 42,327 3,889,428
Raymond James Financial, Inc. (a) 52,293 8,397,733
Rayonier, Inc., REIT (a)(b) 108,945 2,358,659
Regeneron Pharmaceuticals, Inc.
(a) 13,870 10,705,837
Regions Financial Corp. (a)(b) 253,478 6,869,254
Reinsurance Group of America,
Inc. (a) 20,111 4,091,784
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Reliance, Inc. (a) 12,751 3,683,381
RenaissanceRe Holdings Ltd. (a) 5,598 1,573,934
Republic Services, Inc., Class A (a) 10,047 2,129,261
ResMed, Inc. (a)(b) 21,989 5,296,490
Reynolds Consumer Products, Inc.
(a) 19,714 451,845
RingCentral, Inc., Class A *(a)(b) 211,247 6,100,813
Robert Half, Inc. (a) 71,125 1,931,755
ROBLOX Corp., Class A *(a) 42,998 3,484,128
Roche Holding AG (2)(a) 22,283 9,202,217
Rocket Lab Corp. *(a)(b) 24,501 1,709,190
Rockwell Automation, Inc. (a) 3,976 1,546,942
Roku, Inc., Class A *(a) 5,722 620,780
Rollins, Inc. (a) 7,284 437,186
Royal Gold, Inc. (a) 26,850 5,968,487
Royalty Pharma plc, Class A (a) 109,513 4,231,582
RPM International, Inc. (a) 15,925 1,656,200
RTX Corp. (a) 29,947 5,492,280
Ryder System, Inc. (a) 32,784 6,274,530
Sabra Health Care REIT, Inc., REIT
(a)(b) 210,715 3,990,942
Salesforce, Inc. (a) 9,645 2,555,057
Sandisk Corp. *(a) 2,898 687,927
Sanofi SA (2)(a) 85,616 8,283,796
Sarepta Therapeutics, Inc. *(a)(b) 168,116 3,617,856
Schneider National, Inc., Class B
(a) 199,662 5,297,033
Science Applications International
Corp. (a) 28,191 2,837,706
Sealed Air Corp. (a) 57,069 2,364,369
SEI Investments Co. (a) 97,625 8,007,203
Sensata Technologies Holding plc
(a)(b) 136,225 4,534,930
Service Corp. International (a) 39,058 3,045,352
ServiceNow, Inc. *(a) 7,700 1,179,563
Shell plc (2)(a) 124,061 4,571,927
Signify NV (2)(c) 209,063 5,141,171
Skyworks Solutions, Inc. (a)(b) 56,117 3,558,379
Snap-on, Inc. (a) 11,965 4,123,139
Snowflake, Inc., Class A *(a) 9,534 2,091,378
Solventum Corp. *(a) 70,463 5,583,488
Spire, Inc. (a)(b) 9,890 817,903
SS&C Technologies Holdings, Inc.
(a) 29,998 2,622,425
STAG Industrial, Inc., REIT (a) 98,222 3,610,641
StandardAero, Inc. *(a)(b) 13,003 372,926
Stanley Black & Decker, Inc. (a)(b) 43,316 3,217,512
State Street Corp. (a) 52,558 6,780,508
STERIS plc (a) 14,420 3,655,758
Stifel Financial Corp. (a) 37,251 4,664,570
Swiss Re AG (2)(a) 17,689 2,946,804
Synchrony Financial (a) 156,482 13,055,293
Sysco Corp. (a) 34,048 2,508,997
T. Rowe Price Group, Inc. (a)(b) 69,343 7,099,336
Tapestry, Inc. (a) 39,901 5,098,151
Target Corp. (a) 38,444 3,757,901
Taylor Morrison Home Corp., Class
A *(a) 80,500 4,739,035
TD SYNNEX Corp. (a) 31,581 4,744,414
Tenaris SA (2)(a) 276,892 5,342,870

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
Tenet Healthcare Corp. *(a) 18,938 3,763,359
Teradata Corp. *(a)(b) 122,630 3,732,857
Teradyne, Inc. (a) 8,644 1,673,133
Terex Corp. (a)(b) 17,253 920,965
Texas Roadhouse, Inc., Class A (a) 15,658 2,599,228
Textron, Inc. (a) 114,994 10,024,027
Timken Co. (The) (a)(b) 33,789 2,842,669
T-Mobile US, Inc. (a) 18,539 3,764,159
Travel + Leisure Co. (a) 112,752 7,952,399
Travelers Cos., Inc. (The) (a) 21,616 6,269,937
Trimble, Inc. *(a)(b) 24,020 1,881,967
Tyson Foods, Inc., Class A (a) 71,582 4,196,137
Ubiquiti, Inc. (a)(b) 4,973 2,751,810
UFP Industries, Inc. 44,421 4,044,532
UGI Corp. (a)(b) 37,944 1,420,244
U-Haul Holding Co. (a) 9 421
UiPath, Inc., Class A *(a)(b) 132,029 2,163,955
Ulta Beauty, Inc. *(a)(b) 3,727 2,254,872
UMB Financial Corp. (a)(b) 14,618 1,681,655
United Airlines Holdings, Inc. *(a) 45,943 5,137,346
United Bankshares, Inc. (a)(b) 46,653 1,791,475
United Therapeutics Corp. *(a) 24,216 11,799,246
Universal Display Corp. (a)(b) 15,297 1,786,384
Universal Health Services, Inc.,
Class B (a) 11,902 2,594,874
Unum Group (a) 81,890 6,346,475
US Bancorp (a) 97,221 5,187,713
US Foods Holding Corp. *(a)(b) 50,520 3,805,166
Valero Energy Corp. (a) 26,028 4,237,098
Valley National Bancorp (a) 471,348 5,505,345
Valmont Industries, Inc. (a)(b) 4,433 1,783,485
Veeva Systems, Inc., Class A *(a) 91,855 20,504,791
Ventas, Inc., REIT (a) 26,598 2,058,153
Veralto Corp. (a) 39,238 3,915,168
VeriSign, Inc. (a) 41,511 10,085,097
Verisk Analytics, Inc., Class A (a) 5,766 1,289,797
Verizon Communications, Inc. (a) 324,942 13,234,888
Viatris, Inc. (a) 359,998 4,481,975
VICI Properties, Inc., Class A, REIT
(a) 338,977 9,532,033
Virtu Financial, Inc., Class A (a)(b) 8,901 296,581
Voya Financial, Inc. (a) 74,235 5,529,765
W R Berkley Corp. (a)(b) 49,624 3,479,635
Walmart, Inc. (a) 66,765 7,438,289
Walt Disney Co. (The) (a) 58,152 6,615,953
Warner Bros Discovery, Inc. *(a) 150,474 4,336,661
Waters Corp. *(a) 6,907 2,623,486
Watts Water Technologies, Inc.,
Class A (a) 11,713 3,233,022
Wayfair, Inc., Class A *(a)(b) 110,189 11,064,077
Webster Financial Corp. (a)(b) 38,754 2,439,177
WESCO International, Inc. (a)(b) 11,464 2,804,553
Western Digital Corp. (a)(b) 11,008 1,896,348
Western Union Co. (The) (a)(b) 409,530 3,812,724
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,375,485
WEX, Inc. *(a)(b) 6,794 1,012,170
Williams-Sonoma, Inc. (a) 15,994 2,856,368
Wintrust Financial Corp. (a) 9,839 1,375,689
Woodward, Inc. (a) 23,805 7,196,728
INVESTMENTS SHARES VALUE ($)
United States - 109.8% (continued)
WW Grainger, Inc. (a) 3,360 3,390,408
Xcel Energy, Inc. (a) 35,054 2,589,088
YETI Holdings, Inc. *(a)(b) 98,396 4,346,151
Yum! Brands, Inc. (a)(b) 22,402 3,388,975
Zimmer Biomet Holdings, Inc. (a) 63,243 5,686,811
Zions Bancorp NA (a) 81,060 4,745,252
Zoom Communications, Inc., Class
A *(a) 187,845 16,209,145
2,035,806,111
TOTAL COMMON STOCKS
(Cost $2,777,386,043) 3,623,712,838
PREFERRED STOCKS - 0.0% †
Brazil - 0 .0% †
Cia Energetica de Minas Gerais
(Cost $46,231) 26,859 53,718
SHORT-TERM INVESTMENTS - 66.0%
INVESTMENT COMPANIES - 36 .3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 61,513,245 61,513,245
Limited Purpose Cash Investment
Fund, 3.78% (d)(f) 613,001,339 613,001,339
TOTAL INVESTMENT COMPANIES
(Cost $674,451,118) 674,514,584
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29 .7%
U.S. Treasury Bills
4.20%, 1/2/2026 (2)(g) $ 793,000 793,000
4.23%, 1/8/2026 (2)(g) 34,000,000 33,980,318
4.21%, 1/15/2026 (2)(g) 44,027,000 43,970,730
4.20%, 1/22/2026 (2)(g) 19,337,000 19,298,827
4.06%, 2/5/2026 (2)(g) 743,000 740,515
4.05%, 2/12/2026 (2)(g)(h) 65,889,000 65,619,653
3.99%, 2/26/2026 (2)(g)(h) 17,011,000 16,917,733
3.80%, 3/12/2026 (2)(g) 26,822,000 26,639,685
3.78%, 3/26/2026 (2)(g)(h) 69,602,000 69,037,573
3.77%, 4/2/2026 (2)(g) 73,712,000 73,057,146
3.77%, 4/9/2026 (2)(g) 8,289,000 8,209,578
3.75%, 4/16/2026 (2)(g)(h) 25,635,000 25,374,021
3.73%, 4/23/2026 (2)(g)(h) 13,621,000 13,472,640
3.71%, 4/30/2026 (2)(g)(h) 6,642,000 6,565,230
3.77%, 5/7/2026 (2)(g)(h) 6,845,000 6,761,024
3.76%, 5/14/2026 (2)(g) 2,274,000 2,244,857
3.78%, 5/21/2026 (2)(g)(h) 40,795,000 40,243,193
3.74%, 5/28/2026 (2)(g)(h) 76,091,000 75,009,765
3.65%, 6/11/2026 (2)(g) 1,694,000 1,667,794
3.56%, 7/2/2026 (2)(g) 20,876,000 20,508,094
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $549,819,157) 550,111,376
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,224,270,275) 1,224,625,960

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 209,472,300
Expiration Date: 6/18/2026 (2) 306 4,823,982
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 350,191,154 1,447,921
TOTAL PURCHASED OPTIONS
(Cost $6,979,542) 6,271,903
TOTAL LONG POSITIONS
(Cost $4,008,682,091) 4,854,664,419
SHARES
SHORT POSITIONS - (173.4)%
COMMON STOCKS - (172.4)%
Australia - ( 7 .2 ) %
ALS Ltd. (2) (34,558) (506,262)
Ampol Ltd. (2) (60,703) (1,290,147)
APA Group (2) (1,275,153) (7,619,307)
Charter Hall Group, REIT (2) (3,491) (56,783)
Cochlear Ltd. (2) (23,281) (4,042,030)
Commonwealth Bank of Australia
(2) (71,910) (7,675,606)
Computershare Ltd. (2) (94,307) (2,137,334)
CSL Ltd. (2) (76,299) (8,780,602)
Dexus, REIT (2) (527,272) (2,431,911)
Endeavour Group Ltd. (2) (1,020,457) (2,488,011)
Glencore plc (2) (1,272,665) (6,957,229)
Goodman Group, REIT (2) (414,896) (8,537,800)
IDP Education Ltd. (2) (565,671) (2,173,736)
IGO Ltd. (2) (10) (55)
Insurance Australia Group Ltd. (2) (259,763) (1,378,618)
Liontown Ltd. (2) (1,710,991) (1,791,702)
Lynas Rare Earths Ltd. (2) (1,351,108) (11,081,021)
Macquarie Group Ltd. (2) (56,187) (7,592,560)
Mineral Resources Ltd. (2) (109,785) (3,963,021)
Mirvac Group, REIT (2) (190,236) (259,307)
NEXTDC Ltd. (2) (538,424) (4,482,905)
Northern Star Resources Ltd. (2) (431,950) (7,601,305)
Origin Energy Ltd. (2) (12,753) (97,388)
PLS Group Ltd. (2) (612,327) (1,715,333)
Ramsay Health Care Ltd. (2) (204,380) (4,673,256)
Rio Tinto plc (2) (71,319) (5,744,820)
Santos Ltd. (2) (167,092) (686,278)
Sonic Healthcare Ltd. (2) (327,388) (4,929,476)
South32 Ltd. (2) (511,162) (1,209,975)
INVESTMENTS SHARES VALUE ($)
Australia - (7.2)% (continued)
Telix Pharmaceuticals Ltd. (2) (365,991) (2,735,944)
Transurban Group (2) (230,719) (2,183,432)
Treasury Wine Estates Ltd. (2) (751,827) (2,623,423)
Whitehaven Coal Ltd. (2) (1,188,056) (6,115,520)
WiseTech Global Ltd. (2) (15,018) (682,787)
Woodside Energy Group Ltd. (2) (221,445) (3,452,906)
Woolworths Group Ltd. (2) (159,230) (3,115,336)
(132,813,126)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (6,308) (1,136,205)
Elia Group SA/NV (2) (22,617) (2,910,418)
Lotus Bakeries NV (2) (166) (1,527,968)
UCB SA (2) (5,882) (1,638,882)
(7,213,473)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (1,198) (2,413,084)
NU Holdings Ltd., Class A (127,306) (2,131,102)
Vale SA, Class B, ADR (46,871) (610,729)
(5,154,915)
Canada - ( 6 .6 ) %
Alamos Gold, Inc., Class A (9,740) (376,103)
Alimentation Couche-Tard, Inc. (63,566) (3,471,573)
AtkinsRealis Group, Inc. (7) (452)
BCE, Inc. (174,491) (4,162,206)
BOYD GROUP, Inc. (3,419) (544,604)
Brookfield Asset Management Ltd.,
Class A (106,054) (5,555,559)
Brookfield Corp., Class A (277,018) (12,719,153)
Brookfield Infrastructure Corp.,
Class A (45,805) (2,079,421)
Brookfield Renewable Corp. (19,361) (742,674)
Canadian National Railway Co. (31,546) (3,120,010)
Canadian Natural Resources Ltd. (129,402) (4,383,009)
Canadian Pacific Kansas City Ltd. (67,353) (4,958,669)
Canadian Utilities Ltd., Class A (16,225) (505,114)
Capstone Copper Corp. (213,211) (2,140,576)
Celestica, Inc. (11,324) (3,349,719)
CGI, Inc. (4,447) (410,761)
Colliers International Group, Inc. (2,850) (418,898)
Constellation Software, Inc. (1,307) (3,143,732)
Element Fleet Management Corp. (156,466) (4,109,577)
Emera, Inc. (39,075) (1,925,637)
Enbridge, Inc. (166,967) (7,989,794)
FirstService Corp. (4,833) (751,597)
Franco-Nevada Corp. (10,331) (2,141,469)
Gildan Activewear, Inc. (12,577) (786,114)
Hydro One Ltd. (c) (40,712) (1,620,709)
Keyera Corp. (108,755) (3,486,372)
Metro, Inc., Class A (17,107) (1,231,285)
National Bank of Canada (29,703) (3,735,408)
Pembina Pipeline Corp. (62,219) (2,370,356)
PrairieSky Royalty Ltd. (61,458) (1,210,309)
RB Global, Inc. (24,521) (2,524,544)
Restaurant Brands International,
Inc. (57,098) (3,896,251)
Rogers Communications, Inc.,
Class B (68,665) (2,591,916)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.6)% (continued)
Shopify, Inc., Class A (43,801) (7,052,582)
Stantec, Inc. (360) (33,971)
TC Energy Corp. (116,629) (6,422,221)
Teck Resources Ltd., Class B (62,005) (2,968,452)
Thomson Reuters Corp. (30,064) (3,967,427)
TMX Group Ltd. (32,772) (1,247,081)
Tourmaline Oil Corp. (163,225) (7,321,964)
WSP Global, Inc. (9,043) (1,637,366)
(123,104,635)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (173,351) (7,614,533)
Lundin Mining Corp. (120,285) (2,585,266)
(10,199,799)
Denmark - ( 2 .2 ) %
Carlsberg A/S, Class B (2) (4,593) (601,148)
Coloplast A/S, Class B (2) (28,444) (2,438,654)
DSV A/S (2) (28,912) (7,281,676)
GN Store Nord A/S (2) (89,402) (1,485,941)
Novo Nordisk A/S, Class B (2) (421,895) (21,397,873)
Novonesis Novozymes, Class B (2) (47,195) (3,019,561)
Orsted A/S (2)(c) (20,287) (387,266)
Tryg A/S (2) (18,578) (485,841)
Vestas Wind Systems A/S (2) (155,358) (4,202,002)
(41,299,962)
Finland - ( 1 .2 ) %
Kesko OYJ, Class B (2) (13,175) (297,285)
Metso OYJ (2) (252,253) (4,388,992)
Neste OYJ (2) (286,312) (6,477,272)
Sampo OYJ, Class A (2) (190,248) (2,301,775)
Stora Enso OYJ, Class R (2) (316,792) (3,955,351)
UPM-Kymmene OYJ (2) (157,908) (4,565,029)
(21,985,704)
France - ( 6 .3 ) %
Accor SA (2) (44,417) (2,504,073)
Aeroports de Paris SA (2) (17,202) (2,244,788)
Air Liquide SA (2) (26,438) (4,969,127)
Airbus SE (2) (30,771) (7,145,764)
Alstom SA (2) (250,010) (7,375,774)
BioMerieux (2) (3,439) (444,989)
Bollore SE (2) (97,539) (548,173)
Bureau Veritas SA (2) (10,487) (333,621)
Capgemini SE (2) (11,599) (1,925,993)
Cie Generale des Etablissements
Michelin SCA (2) (153,237) (5,079,223)
Danone SA (2) (31,753) (2,864,092)
Dassault Systemes SE (2) (185,527) (5,183,300)
Edenred SE (2) (57,058) (1,261,322)
EssilorLuxottica SA (2) (43,672) (13,808,997)
FDJ UNITED (2) (21,337) (590,624)
Getlink SE (2) (101,397) (1,871,691)
Hermes International SCA (2) (3,347) (8,310,101)
Kering SA (2) (12,178) (4,255,454)
Legrand SA (2) (6,887) (1,023,841)
L'Oreal SA (2) (23,511) (10,093,648)
LVMH Moet Hennessy Louis Vuitton
SE (2) (9,332) (7,033,862)
INVESTMENTS SHARES VALUE ($)
France - (6.3)% (continued)
Pernod Ricard SA (2) (80,003) (6,850,364)
Publicis Groupe SA (2) (26,136) (2,714,164)
Remy Cointreau SA (2) (28,417) (1,217,336)
Renault SA (2) (166,709) (6,900,466)
Sartorius Stedim Biotech (2) (23,903) (5,871,093)
SCOR SE (2) (57,027) (1,919,684)
SEB SA (2) (6,924) (399,073)
SOITEC (2) (9,626) (260,093)
Thales SA (2) (6,149) (1,658,790)
Veolia Environnement SA (2) (28,078) (977,044)
(117,636,564)
Germany - ( 4 .8 ) %
adidas AG (2) (20,867) (4,129,287)
Auto1 Group SE (2)(c) (11,905) (377,475)
BASF SE (2) (31,411) (1,652,803)
Carl Zeiss Meditec AG (2) (32,296) (1,500,960)
CTS Eventim AG & Co. KGaA (2) (4,361) (399,216)
Daimler Truck Holding AG (2) (51,350) (2,224,099)
Deutsche Telekom AG (Registered)
(2) (155,813) (5,071,878)
E.ON SE (2) (182,369) (3,453,143)
Hensoldt AG (2) (15,276) (1,308,379)
Infineon Technologies AG (2) (133,998) (5,846,462)
K+S AG (Registered) (2) (42,163) (613,777)
LEG Immobilien SE (2) (8,968) (654,089)
Mercedes-Benz Group AG (2) (18,118) (1,255,978)
Merck KGaA (2) (16,088) (2,296,132)
MTU Aero Engines AG (2) (2,641) (1,094,769)
Nemetschek SE (2) (18,208) (1,969,928)
Puma SE (2) (20,077) (521,063)
RENK Group AG (2) (16,761) (1,044,568)
Rheinmetall AG (2) (8,244) (15,040,309)
SAP SE (2) (51,937) (12,619,056)
Scout24 SE (2)(c) (13,925) (1,398,626)
Siemens AG (Registered) (2) (29,387) (8,230,611)
Siemens Energy AG (2) (3,954) (554,701)
Siemens Healthineers AG (2)(c) (173,217) (9,079,626)
Symrise AG, Class A (2) (23,667) (1,917,537)
TeamViewer SE (2)(c) (10,417) (73,341)
Vonovia SE (2) (97,091) (2,794,218)
Wacker Chemie AG (2) (17,597) (1,421,278)
(88,543,309)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (1) (15)
Italy - ( 3 .6 ) %
Amplifon SpA (2) (112,975) (1,811,255)
Banca Monte dei Paschi di Siena
SpA (2) (747,441) (7,958,153)
Brunello Cucinelli SpA (2) (32,861) (3,769,080)
Davide Campari-Milano NV (2) (537,008) (3,469,232)
DiaSorin SpA (2) (11,990) (962,285)
Enel SpA (2) (458,872) (4,771,046)
ERG SpA (2) (77,849) (2,003,043)
Ferrari NV (2) (26,146) (9,716,226)
Fincantieri SpA (2) (43,635) (847,887)
FinecoBank Banca Fineco SpA (2) (173,276) (4,489,504)

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.6)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(c) (355,022) (3,285,443)
Interpump Group SpA (2) (38,350) (2,086,122)
Intesa Sanpaolo SpA (2) (580,048) (4,008,193)
Moncler SpA (2) (35,173) (2,248,266)
Recordati Industria Chimica e
Farmaceutica SpA (2) (20,415) (1,158,935)
Reply SpA (2) (4,738) (634,393)
Snam SpA (2) (838,850) (5,574,052)
Terna - Rete Elettrica Nazionale (2) (569,478) (6,058,507)
UniCredit SpA (2) (31,621) (2,619,063)
(67,470,685)
Japan - ( 19 .9 ) %
Advance Residence Investment
Corp., REIT (580) (634,653)
Aeon Co. Ltd. (2) (19,800) (312,783)
Ajinomoto Co., Inc. (2) (94,500) (1,997,730)
Allegro MicroSystems, Inc. (172,056) (4,538,837)
ANA Holdings, Inc. (2) (195,300) (3,709,079)
Asahi Intecc Co. Ltd. (2) (62,300) (1,167,844)
Asics Corp. (2) (137,300) (3,296,088)
Bridgestone Corp. (2) (236,600) (5,323,330)
Capcom Co. Ltd. (2) (38,900) (903,610)
Chiba Bank Ltd. (The) (2) (376,000) (4,196,283)
CyberAgent, Inc. (2) (131,300) (1,118,812)
Daifuku Co. Ltd. (2) (9,700) (305,314)
Daiichi Sankyo Co. Ltd. (2) (174,000) (3,694,813)
Daikin Industries Ltd. (2) (34,600) (4,425,057)
Daiwa Securities Group, Inc. (2) (394,600) (3,458,194)
Denso Corp. (2) (390,300) (5,390,869)
Dentsu Group, Inc. (2) (40,600) (861,665)
Disco Corp. (2) (4,100) (1,249,115)
East Japan Railway Co. (2) (151,500) (3,993,068)
Eisai Co. Ltd. (2) (171,100) (5,080,106)
FANUC Corp. (2) (21,600) (840,580)
Fast Retailing Co. Ltd. (2) (21,600) (7,831,907)
Fuji Electric Co. Ltd. (2) (52,200) (3,958,591)
FUJIFILM Holdings Corp. (2) (141,500) (3,002,405)
Fujitsu Ltd. (2) (46,900) (1,288,949)
GMO Payment Gateway, Inc. (2) (22,100) (1,370,644)
Hankyu Hanshin Holdings, Inc. (2) (73,400) (1,846,063)
Hitachi Ltd. (2) (17,100) (536,283)
Honda Motor Co. Ltd. (2) (77,400) (759,656)
Hoshizaki Corp. (2) (55,900) (1,861,975)
Hulic Co. Ltd. (2) (227,800) (2,492,398)
Ibiden Co. Ltd. (2) (68,000) (2,937,049)
IHI Corp. (2) (130,200) (2,288,993)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (688,490)
Isuzu Motors Ltd. (2) (63,500) (991,053)
Japan Airlines Co. Ltd. (2) (34,800) (645,392)
Japan Airport Terminal Co. Ltd. (2) (13,900) (389,916)
Japan Metropolitan Fund
Investment Corp., REIT (2) (3,379) (2,673,424)
Japan Tobacco, Inc. (2) (95,900) (3,446,867)
Kadokawa Corp. (2) (23,600) (477,843)
Kajima Corp. (2) (70,000) (2,610,126)
Kawasaki Heavy Industries Ltd. (2) (91,700) (6,081,223)
KDDI Corp. (2) (535,500) (9,268,275)
INVESTMENTS SHARES VALUE ($)
Japan - (19.9)% (continued)
KDX Realty Investment Corp., REIT
(2) (1,124) (1,261,526)
Keisei Electric Railway Co. Ltd. (2) (341,100) (2,800,136)
Kikkoman Corp. (2) (235,600) (2,139,392)
Kobe Bussan Co. Ltd. (2) (127,000) (3,056,979)
Kubota Corp. (2) (328,600) (4,656,484)
Kyoto Financial Group, Inc. (2) (220,096) (4,820,343)
Kyowa Kirin Co. Ltd. (2) (41,100) (661,493)
Lasertec Corp. (2) (12,000) (2,286,512)
Marui Group Co. Ltd. (2) (6,800) (139,697)
MatsukiyoCocokara & Co. (57,100) (988,606)
McDonald's Holdings Co. Japan
Ltd. (2) (5,800) (236,334)
Mitsubishi Corp. (2) (199,500) (4,563,101)
Mitsubishi Estate Co. Ltd. (2) (210,400) (5,111,694)
Mitsubishi Heavy Industries Ltd. (2) (223,100) (5,446,415)
Mitsubishi UFJ Financial Group,
Inc. (2) (536,000) (8,506,896)
Mitsui Fudosan Co. Ltd. (2) (109,800) (1,247,797)
Mitsui OSK Lines Ltd. (2) (151,000) (4,539,725)
Mizuho Financial Group, Inc. (2) (106,600) (3,890,320)
MonotaRO Co. Ltd. (2) (174,500) (2,778,600)
Nintendo Co. Ltd. (2) (128,300) (8,662,119)
Nippon Building Fund, Inc., REIT (2) (1,890) (1,722,609)
Nippon Paint Holdings Co. Ltd. (2) (677,000) (4,533,013)
Nippon Prologis REIT, Inc., REIT (2) (4,019) (2,380,448)
Nippon Sanso Holdings Corp. (2) (18,400) (549,683)
Nissan Chemical Corp. (2) (108,300) (3,721,493)
Nissan Motor Co. Ltd. (2) (2,932,100) (7,286,057)
Nissin Foods Holdings Co. Ltd. (2) (76,000) (1,412,703)
Niterra Co. Ltd. (2) (69,700) (3,070,862)
Nitori Holdings Co. Ltd. (2) (377,400) (6,587,196)
Nomura Research Institute Ltd. (2) (98,200) (3,736,964)
NTT, Inc. (2) (6,407,000) (6,467,808)
Olympus Corp. (2) (245,800) (3,116,561)
Omron Corp. (2) (188,200) (4,761,439)
Oriental Land Co. Ltd. (2) (458,800) (8,487,793)
ORIX Corp. (2) (23,000) (672,688)
Rakuten Bank Ltd. (2) (130,500) (5,761,432)
Rakuten Group, Inc. (2) (786,800) (5,041,791)
Renesas Electronics Corp. (2) (87,200) (1,194,366)
Resona Holdings, Inc. (2) (456,900) (4,348,647)
Resonac Holdings Corp. (2) (49,300) (2,055,586)
Sanrio Co. Ltd. (2) (54,400) (1,702,189)
Secom Co. Ltd. (2) (11,800) (419,303)
Sega Sammy Holdings, Inc. (2) (20,900) (326,288)
Sekisui House Ltd. (2) (146,700) (3,273,355)
Seven & i Holdings Co. Ltd. (2) (457,500) (6,572,910)
SG Holdings Co. Ltd. (279,600) (2,558,776)
Shimadzu Corp. (2) (20,300) (540,419)
Shimano, Inc. (2) (7,800) (815,654)
Shiseido Co. Ltd. (2) (319,800) (4,654,023)
Shizuoka Financial Group, Inc. (2) (161,600) (2,509,118)
SMC Corp. (2) (12,400) (4,290,411)
SoftBank Corp. (2) (5,190,600) (7,126,476)
Sony Financial Group, Inc. (240,000) (254,341)
Sony Group Corp. (2) (302,300) (7,754,294)
Sumitomo Electric Industries Ltd.
(2) (108,000) (4,349,947)
Sumitomo Forestry Co. Ltd. (2) (164,600) (1,675,486)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (19.9)% (continued)
Sumitomo Metal Mining Co. Ltd. (2) (28,700) (1,149,250)
Sumitomo Mitsui Financial Group,
Inc. (2) (493,000) (15,855,577)
Sumitomo Realty & Development
Co. Ltd. (2) (311,400) (7,817,990)
Taisei Corp. (2) (34,800) (3,298,028)
Terumo Corp. (2) (20,600) (299,425)
Tokio Marine Holdings, Inc. (2) (91,900) (3,397,185)
Tokyu Corp. (2) (318,100) (3,717,484)
Toyota Motor Corp. (2) (447,800) (9,617,443)
Trend Micro, Inc. (2) (28,400) (1,179,517)
Unicharm Corp. (474,200) (2,709,455)
USS Co. Ltd. (2) (92,500) (1,012,192)
West Japan Railway Co. (2) (124,100) (2,472,711)
Yakult Honsha Co. Ltd. (2) (35,600) (556,410)
Yamaha Motor Co. Ltd. (2) (453,100) (3,360,322)
Yamato Holdings Co. Ltd. (2) (29,300) (412,532)
Yaskawa Electric Corp. (2) (177,600) (5,399,286)
ZOZO, Inc. (2) (8,400) (69,273)
(369,795,730)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (14,663) (245,569)
Mexico - ( 0 .1 ) %
Cemex SAB de CV, ADR (83,359) (957,795)
Coca-Cola Femsa SAB de CV, ADR (752) (71,222)
Fomento Economico Mexicano SAB
de CV, ADR (2,013) (203,454)
(1,232,471)
Netherlands - ( 1 .7 ) %
Adyen NV (2)(c) (4,951) (7,983,859)
Akzo Nobel NV (2) (11) (765)
BE Semiconductor Industries NV
(2) (3,849) (601,738)
EXOR NV (2) (4,675) (397,114)
Heineken NV (2) (75,726) (6,247,919)
IMCD NV (2) (23,403) (2,124,113)
Koninklijke Philips NV (2) (24,769) (674,440)
Koninklijke Vopak NV (2) (4,835) (215,445)
Magnum Ice Cream Co. NV (The) (20,940) (332,362)
NXP Semiconductors NV (14,836) (3,220,302)
OCI NV (2) (23,280) (83,553)
SBM Offshore NV (2) (142,710) (4,106,064)
Universal Music Group NV (2) (67,049) (1,747,956)
Wolters Kluwer NV (2) (36,568) (3,787,586)
(31,523,216)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (103,787) (2,891,586)
Gjensidige Forsikring ASA (2) (16,103) (481,292)
Mowi ASA (2) (68,591) (1,649,952)
Orkla ASA (2) (92,128) (1,025,914)
Salmar ASA (2) (25,593) (1,564,197)
Telenor ASA (2) (17,882) (260,084)
TOMRA Systems ASA (2) (163,905) (2,196,819)
Vend Marketplaces ASA (9) (250)
(10,070,094)
INVESTMENTS SHARES VALUE ($)
Poland - ( 0 .1 ) %
InPost SA (2) (109,113) (1,340,859)
Portugal - ( 0 .0 ) % †
Galp Energia SGPS SA (2) (2,384) (41,053)
Jeronimo Martins SGPS SA (2) (11,234) (267,328)
(308,381)
Singapore - ( 1 .9 ) %
CapitaLand Investment Ltd. (2) (2,073,400) (4,363,530)
DBS Group Holdings Ltd. (2) (71,960) (3,152,183)
Grab Holdings Ltd., Class A (2,112,859) (10,543,166)
Keppel Ltd. (2) (740,700) (5,954,981)
Sea Ltd., ADR (51,908) (6,621,904)
Sembcorp Industries Ltd. (2) (556,600) (2,601,892)
STMicroelectronics NV (2) (55,403) (1,447,964)
(34,685,620)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (85,881) (3,552,255)
Old Mutual Ltd. (485,152) (440,769)
Sibanye Stillwater Ltd., ADR (4,643) (66,163)
(4,059,187)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (60,069) (1,583,417)
Spain - ( 2 .0 ) %
Amadeus IT Group SA (2) (42,841) (3,170,707)
Bankinter SA (2) (19,166) (317,680)
Cellnex Telecom SA (2)(c) (328,367) (10,573,963)
Fluidra SA (2) (121,168) (3,282,689)
Grifols SA (2) (220,338) (2,754,153)
Iberdrola SA (2) (376,853) (8,160,147)
Industria de Diseno Textil SA (2) (77,668) (5,123,345)
Redeia Corp. SA (2) (169,276) (3,017,644)
Telefonica SA (2) (177,754) (729,672)
(37,130,000)
Sweden - ( 3 .2 ) %
AAK AB (2) (18,957) (540,612)
AddTech AB, Class B (2) (41,322) (1,455,303)
Assa Abloy AB, Class B (2) (219,155) (8,466,146)
Atlas Copco AB, Class A (2) (294,793) (5,248,075)
Autoliv, Inc. (14,282) (1,695,273)
Axfood AB (2) (29,225) (920,243)
Beijer Ref AB, Class B (2) (126,452) (2,029,282)
Castellum AB (2) (73,607) (848,122)
Electrolux AB, Class B (2) (1) (7)
Epiroc AB, Class A (2) (90,640) (2,043,196)
EQT AB (2) (286,963) (11,210,507)
Fastighets AB Balder, Class B (2) (108,702) (802,363)
Hexagon AB, Class B (2) (334,582) (3,940,942)
Holmen AB, Class B (2) (48,205) (1,849,073)
Indutrade AB (2) (6,451) (167,215)
Lifco AB, Class B (2) (42,918) (1,626,539)
Nibe Industrier AB, Class B (2) (1,723,681) (6,588,570)
Nordnet AB publ (2) (4,373) (127,559)
Saab AB, Class B (2) (33,574) (1,947,971)
Sagax AB, Class B (2) (95,578) (2,044,219)
Svenska Cellulosa AB SCA, Class
B (2) (335,914) (4,454,837)

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.2)% (continued)
Svenska Handelsbanken AB, Class
A (2) (121,424) (1,759,135)
(59,765,189)
Switzerland - ( 4 .8 ) %
Accelleron Industries AG (2) (772) (59,542)
Avolta AG (2) (3,333) (196,580)
Bachem Holding AG, Class B (2) (27,743) (2,078,143)
Banque Cantonale Vaudoise
(Registered) (2) (26,331) (3,328,762)
Barry Callebaut AG (Registered) (2) (4,573) (7,476,451)
Belimo Holding AG (Registered) (2) (380) (371,284)
Chocoladefabriken Lindt &
Spruengli AG (2) (115) (1,680,366)
Cie Financiere Richemont SA
(Registered) (2) (30,546) (6,587,277)
Clariant AG (Registered) (2) (112,468) (1,006,066)
DSM-Firmenich AG (2) (43,572) (3,514,947)
EMS-Chemie Holding AG
(Registered) (2) (1,268) (874,706)
Galderma Group AG (2) (25) (5,091)
Galenica AG (c) (1,079) (133,087)
Julius Baer Group Ltd. (2) (20,753) (1,621,449)
Kuehne + Nagel International AG
(Registered) (2) (17,129) (3,673,405)
Lonza Group AG (Registered) (2) (9,297) (6,268,223)
Partners Group Holding AG (2) (6,111) (7,498,085)
PSP Swiss Property AG
(Registered) (2) (65) (11,761)
SIG Group AG (2) (350,156) (4,994,597)
Sika AG (Registered) (2) (23,311) (4,732,728)
Straumann Holding AG (Registered)
(2) (30,806) (3,598,262)
Swatch Group AG (The) (2) (9,769) (2,053,990)
Swiss Life Holding AG (Registered)
(2) (10,312) (11,877,822)
Swissquote Group Holding SA
(Registered) (2) (471) (285,961)
UBS Group AG (Registered) (2) (204,777) (9,455,496)
VAT Group AG (2)(c) (11,422) (5,483,702)
Ypsomed Holding AG (Registered)
(2) (1,415) (582,141)
(89,449,924)
Thailand - ( 0 .3 ) %
Fabrinet (10,580) (4,816,862)
United Kingdom - ( 7 .0 ) %
Admiral Group plc (2) (68,349) (2,923,825)
Ashtead Group plc (2) (61,630) (4,201,884)
Associated British Foods plc (2) (22,397) (639,733)
AstraZeneca plc (2) (37,617) (6,961,378)
BAE Systems plc (2) (63,611) (1,464,011)
Bellway plc (2) (62,219) (2,291,004)
Berkeley Group Holdings plc (2) (16,989) (894,152)
Bunzl plc (2) (57,009) (1,591,918)
Burberry Group plc (2) (182,390) (3,101,369)
Convatec Group plc (2)(c) (97,483) (318,274)
Croda International plc (2) (98,130) (3,559,947)
Diageo plc (2) (504,066) (10,861,570)
Diploma plc (2) (61,527) (4,377,531)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.0)% (continued)
Entain plc (2) (31,342) (322,172)
Flutter Entertainment plc (13,833) (2,974,648)
Halma plc (2) (23,903) (1,134,553)
Hiscox Ltd. (2) (71,593) (1,368,919)
ICG plc (2) (68,844) (1,898,456)
Informa plc (2) (715,697) (8,491,905)
Legal & General Group plc (2) (3,536,562) (12,447,266)
M&G plc (2) (1,376,539) (5,299,414)
Melrose Industries plc (2) (374,078) (2,950,332)
National Grid plc (2) (484,842) (7,436,740)
Ocado Group plc (2) (676,004) (2,138,534)
Pennon Group plc (2) (261,860) (1,855,938)
Persimmon plc (2) (198,965) (3,636,836)
Reckitt Benckiser Group plc (2) (69,071) (5,589,180)
RELX plc (2) (127,699) (5,144,586)
Rentokil Initial plc (2) (879,944) (5,250,179)
RS GROUP plc (2) (148,696) (1,246,689)
Severn Trent plc (2) (28,932) (1,086,427)
Spirax Group plc (2) (27,133) (2,479,876)
SSE plc (2) (108,645) (3,185,245)
Tate & Lyle plc (2) (107,193) (540,421)
Taylor Wimpey plc (2) (796,815) (1,152,997)
Unilever plc (2) (93,070) (6,080,932)
United Utilities Group plc (2) (27,472) (441,377)
Weir Group plc (The) (2) (9,470) (361,972)
Whitbread plc (2) (29,653) (1,016,362)
WPP plc (2) (358,006) (1,608,247)
(130,326,799)
United States - ( 97 .3 ) %
AAON, Inc. (147,825) (11,271,656)
Acadia Healthcare Co., Inc. (118,516) (1,681,742)
Advanced Drainage Systems, Inc. (6,505) (942,119)
Advanced Micro Devices, Inc. (1,277) (273,482)
AECOM (13,696) (1,305,640)
Aegon Ltd. (2) (245,731) (1,910,879)
AeroVironment, Inc. (36,880) (8,920,903)
Affirm Holdings, Inc., Class A (19,360) (1,440,965)
Aflac, Inc. (46,004) (5,072,861)
AGCO Corp. (15,615) (1,628,957)
Agree Realty Corp., REIT (31,634) (2,278,597)
Air Products and Chemicals, Inc. (45,881) (11,333,525)
Alaska Air Group, Inc. (129,445) (6,511,084)
Albemarle Corp. (87,290) (12,346,298)
Alcon AG (2) (44,904) (3,553,169)
Alexandria Real Estate Equities,
Inc., REIT (35,373) (1,731,155)
Alliant Energy Corp. (20,792) (1,351,688)
Alnylam Pharmaceuticals, Inc. (9,089) (3,614,241)
Amazon.com, Inc. (53,228) (12,286,087)
Amcor plc (1,380,401) (11,512,544)
Amentum Holdings, Inc. (78,658) (2,281,082)
American Airlines Group, Inc. (334,042) (5,120,864)
American Express Co. (7,636) (2,824,938)
American Financial Group, Inc. (10,371) (1,417,508)
American Homes 4 Rent, Class A,
REIT (24,209) (777,109)
American International Group, Inc. (35,920) (3,072,956)
American Tower Corp., REIT (24,991) (4,387,670)
Americold Realty Trust, Inc., REIT (398,902) (5,129,880)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Amphenol Corp., Class A (32,947) (4,452,458)
Antero Resources Corp. (178,651) (6,156,313)
Aon plc, Class A (24,958) (8,807,179)
Apellis Pharmaceuticals, Inc. (84,562) (2,124,197)
API Group Corp. (23,969) (917,054)
Apollo Global Management, Inc. (82,298) (11,913,458)
Appfolio, Inc., Class A (5,913) (1,375,659)
AppLovin Corp., Class A (2,378) (1,602,344)
AptarGroup, Inc. (17,732) (2,162,595)
Aptiv plc (13,110) (997,540)
Arthur J Gallagher & Co. (43,242) (11,190,597)
Ashland, Inc. (65,808) (3,860,955)
Associated Banc-Corp. (26,957) (694,412)
AST SpaceMobile, Inc. (34,976) (2,540,307)
Astera Labs, Inc. (10,627) (1,767,908)
Aurora Innovation, Inc. (200,673) (770,584)
Automatic Data Processing, Inc. (11,061) (2,845,221)
AutoZone, Inc. (1,294) (4,388,601)
AvalonBay Communities, Inc., REIT (8,517) (1,544,217)
Avery Dennison Corp. (13,891) (2,526,495)
Avis Budget Group, Inc. (16,855) (2,162,834)
Axon Enterprise, Inc. (6,554) (3,722,213)
Azenta, Inc. (35,968) (1,196,296)
Ball Corp. (119,968) (6,354,705)
Bank of America Corp. (45,740) (2,515,700)
Bath & Body Works, Inc. (14,431) (289,774)
Baxter International, Inc. (21,034) (401,960)
BellRing Brands, Inc. (90,491) (2,418,824)
Bentley Systems, Inc., Class B (35,453) (1,353,064)
BILL Holdings, Inc. (63,121) (3,442,619)
BioMarin Pharmaceutical, Inc. (44,367) (2,636,731)
Bio-Techne Corp. (15,393) (905,262)
BJ's Wholesale Club Holdings, Inc. (19,552) (1,760,267)
Blackbaud, Inc. (7,572) (479,459)
Blackrock, Inc. (4,886) (5,229,681)
Blackstone, Inc. (23,871) (3,679,476)
Block, Inc., Class A (80,210) (5,220,869)
Blue Owl Capital, Inc., Class A (96,031) (1,434,703)
Boeing Co. (The) (63,592) (13,807,096)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (649,235)
Boston Scientific Corp. (77,156) (7,356,825)
BP plc (2) (998,346) (5,822,318)
Bright Horizons Family Solutions,
Inc. (26,599) (2,697,139)
Broadridge Financial Solutions, Inc. (8,789) (1,961,441)
Brown & Brown, Inc. (80,202) (6,392,099)
Brown-Forman Corp., Class B (122,204) (3,184,636)
Bruker Corp. (68,584) (3,230,992)
Brunswick Corp. (53,345) (3,960,333)
Builders FirstSource, Inc. (1,945) (200,121)
Burlington Stores, Inc. (18,644) (5,385,319)
BXP, Inc., REIT (116,510) (7,862,095)
Cadence Design Systems, Inc. (5,399) (1,687,619)
Caesars Entertainment, Inc. (75,276) (1,760,706)
Campbell's Co. (The) (85,104) (2,371,848)
Capital One Financial Corp. (28,113) (6,813,467)
Carlisle Cos., Inc. (1,656) (529,688)
CarMax, Inc. (59,555) (2,301,205)
Carrier Global Corp. (83,370) (4,405,271)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Carvana Co., Class A (14,685) (6,197,364)
Casey's General Stores, Inc. (9,518) (5,260,694)
Caterpillar, Inc. (1,612) (923,466)
Cava Group, Inc. (97,865) (5,743,697)
Cboe Global Markets, Inc. (9,980) (2,504,980)
CCC Intelligent Solutions Holdings,
Inc. (207,661) (1,650,905)
CDW Corp. (17,614) (2,399,027)
Celanese Corp., Class A (9,392) (397,094)
Celsius Holdings, Inc. (114,487) (5,236,635)
CenterPoint Energy, Inc. (47,314) (1,814,019)
Certara, Inc. (149,590) (1,317,888)
Charles Schwab Corp. (The) (86,332) (8,625,430)
Charter Communications, Inc.,
Class A (7,268) (1,517,195)
Chemed Corp. (1,187) (507,870)
Cheniere Energy, Inc. (39,453) (7,669,269)
Chewy, Inc., Class A (48,726) (1,610,394)
Chipotle Mexican Grill, Inc., Class A (57,348) (2,121,876)
Choice Hotels International, Inc. (11,254) (1,072,056)
Chord Energy Corp. (30,925) (2,866,748)
Church & Dwight Co., Inc. (29,236) (2,451,439)
Churchill Downs, Inc. (21,271) (2,420,214)
Citigroup, Inc. (37,870) (4,419,050)
Civitas Resources, Inc. (9,509) (257,599)
Clearway Energy, Inc., Class C (82,820) (2,754,593)
Cleveland-Cliffs, Inc. (633,305) (8,410,290)
Clorox Co. (The) (24,155) (2,435,549)
Cloudflare, Inc., Class A (5,872) (1,157,665)
CMS Energy Corp. (10,249) (716,713)
CNH Industrial NV (285,063) (2,628,281)
CNH Industrial NV (2) (19,351) (178,500)
CNX Resources Corp. (171,383) (6,301,753)
Coca-Cola Co. (The) (265,599) (18,568,027)
Cognex Corp. (47,942) (1,724,953)
Coinbase Global, Inc., Class A (15,493) (3,503,587)
Colgate-Palmolive Co. (31,708) (2,505,566)
Comfort Systems USA, Inc. (710) (662,636)
Commerce Bancshares, Inc. (20,784) (1,087,835)
Confluent, Inc., Class A (193,017) (5,836,834)
ConocoPhillips (66,867) (6,259,420)
Constellation Energy Corp. (25,289) (8,933,845)
Cooper Cos., Inc. (The) (32,896) (2,696,156)
Core & Main, Inc., Class A (11,051) (574,320)
Corning, Inc. (31,035) (2,717,425)
CoStar Group, Inc. (178,520) (12,003,685)
Coty, Inc., Class A (202,791) (624,596)
Cousins Properties, Inc., REIT (26,845) (692,064)
Crane NXT Co. (52,806) (2,485,578)
Credit Acceptance Corp. (6,283) (2,786,259)
CRH plc (17,099) (2,133,955)
Crowdstrike Holdings, Inc., Class A (2,237) (1,048,616)
Crown Castle, Inc., REIT (51,038) (4,535,747)
CSX Corp. (100,146) (3,630,293)
Cullen/Frost Bankers, Inc. (40,658) (5,148,523)
Cytokinetics, Inc. (32,440) (2,061,238)
Danaher Corp. (18,377) (4,206,863)
Datadog, Inc., Class A (6,511) (885,431)
DaVita, Inc. (12,228) (1,389,223)
Dayforce, Inc. (110,781) (7,661,614)

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Deere & Co. (21,946) (10,217,399)
Delta Air Lines, Inc. (39,499) (2,741,231)
Diamondback Energy, Inc. (39,078) (5,874,596)
Dick's Sporting Goods, Inc. (10,322) (2,043,446)
Digital Realty Trust, Inc., REIT (32,131) (4,970,987)
Dollar General Corp. (32,990) (4,380,082)
Dollar Tree, Inc. (22,504) (2,768,217)
DoorDash, Inc., Class A (25,135) (5,692,575)
DoubleVerify Holdings, Inc. (15,098) (172,721)
Dow, Inc. (227,071) (5,308,920)
DR Horton, Inc. (27,765) (3,998,993)
DraftKings, Inc., Class A (19,661) (677,518)
DT Midstream, Inc. (28,451) (3,405,016)
DTE Energy Co. (3,679) (474,517)
Duolingo, Inc., Class A (8,643) (1,516,847)
Dutch Bros, Inc., Class A (73,343) (4,490,058)
Eagle Materials, Inc. (330) (68,204)
EastGroup Properties, Inc., REIT (17,255) (3,073,806)
Eaton Corp. plc (18,305) (5,830,326)
EchoStar Corp., Class A (110,030) (11,960,261)
Ecolab, Inc. (7,994) (2,098,585)
Edwards Lifesciences Corp. (17,342) (1,478,406)
Elastic NV (7,823) (590,167)
elf Beauty, Inc. (49,900) (3,794,396)
Eli Lilly & Co. (11,425) (12,278,219)
Emerson Electric Co. (23,221) (3,081,891)
Enphase Energy, Inc. (43,209) (1,384,848)
Ensign Group, Inc. (The) (2,346) (408,673)
Entegris, Inc. (44,889) (3,781,898)
EQT Corp. (58,454) (3,133,134)
Equifax, Inc. (9,195) (1,995,131)
Equinix, Inc., REIT (7,264) (5,565,386)
Equity LifeStyle Properties, Inc.,
REIT (102,118) (6,189,372)
Erie Indemnity Co., Class A (10,438) (2,992,053)
Esab Corp. (11,195) (1,250,705)
Essex Property Trust, Inc., REIT (3,119) (816,180)
Estee Lauder Cos., Inc. (The),
Class A (36,320) (3,803,430)
Everus Construction Group, Inc. (807) (69,047)
Exact Sciences Corp. (56,589) (5,747,179)
Expand Energy Corp. (43,184) (4,765,786)
Experian plc (2) (122,572) (5,526,353)
Extra Space Storage, Inc., REIT (37,234) (4,848,611)
Exxon Mobil Corp. (33,993) (4,090,718)
FactSet Research Systems, Inc. (2,297) (666,566)
Fair Isaac Corp. (409) (691,464)
Federal Realty Investment Trust,
REIT (38,482) (3,878,986)
Ferguson Enterprises, Inc. (1,313) (292,313)
Ferrovial SE (2) (148,568) (9,625,824)
First American Financial Corp. (56,398) (3,465,093)
First Citizens BancShares, Inc.,
Class A (2,510) (5,386,912)
First Financial Bankshares, Inc. (23,695) (707,770)
First Solar, Inc. (7,929) (2,071,293)
Five Below, Inc. (11,343) (2,136,567)
Flagstar Bank NA (667,408) (8,402,667)
Floor & Decor Holdings, Inc., Class
A (84,914) (5,170,413)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
FMC Corp. (275,030) (3,814,666)
Ford Motor Co. (195,877) (2,569,906)
Fortive Corp. (14,236) (785,970)
Freeport-McMoRan, Inc. (44,397) (2,254,924)
Freshpet, Inc. (37,226) (2,268,180)
FTI Consulting, Inc. (15,287) (2,611,478)
GATX Corp. (20,348) (3,451,021)
GCI Liberty, Inc., Class C (4,036) (150,180)
Generac Holdings, Inc. (10,381) (1,415,657)
General Mills, Inc. (33,177) (1,542,731)
Gentex Corp. (55,030) (1,280,548)
Genuine Parts Co. (81,149) (9,978,081)
GFL Environmental, Inc. (65,847) (2,828,559)
Glacier Bancorp, Inc. (116,637) (5,137,860)
Globant SA (50,258) (3,285,365)
Globe Life, Inc. (9,074) (1,269,090)
Goldman Sachs Group, Inc. (The) (8,448) (7,425,792)
Goodyear Tire & Rubber Co. (The) (470,680) (4,123,157)
Graphic Packaging Holding Co. (69,978) (1,053,869)
Guidewire Software, Inc. (8,979) (1,804,869)
GXO Logistics, Inc. (55,314) (2,911,729)
Haemonetics Corp. (24,206) (1,940,111)
Haleon plc (2) (519,291) (2,624,175)
Hamilton Lane, Inc., Class A (16,008) (2,150,034)
Harley-Davidson, Inc. (79,127) (1,621,312)
Hasbro, Inc. (10,545) (864,690)
Hayward Holdings, Inc. (104,068) (1,607,851)
HCA Healthcare, Inc. (867) (404,768)
Healthcare Realty Trust, Inc., REIT (219,072) (3,713,270)
HealthEquity, Inc. (45,170) (4,138,024)
Healthpeak Properties, Inc., REIT (104,909) (1,686,937)
Hershey Co. (The) (30,730) (5,592,245)
Hewlett Packard Enterprise Co. (99,913) (2,399,910)
Hilton Grand Vacations, Inc. (141,288) (6,322,638)
Hims & Hers Health, Inc. (39,549) (1,284,156)
Home Depot, Inc. (The) (14,752) (5,076,163)
Honeywell International, Inc. (9,963) (1,943,682)
Hormel Foods Corp. (75,193) (1,782,074)
Hubbell, Inc., Class B (6,684) (2,968,431)
Huntsman Corp. (246,192) (2,461,920)
Hyatt Hotels Corp., Class A (72,033) (11,548,331)
IDACORP, Inc. (27,611) (3,494,448)
IDEX Corp. (13,764) (2,449,166)
Illumina, Inc. (13,298) (1,744,166)
Independence Realty Trust, Inc.,
REIT (170,556) (2,981,319)
Ingersoll Rand, Inc. (57,388) (4,546,277)
Insperity, Inc. (48,734) (1,886,980)
Inspire Medical Systems, Inc. (57,943) (5,344,083)
Insulet Corp. (4,474) (1,271,690)
Intel Corp. (89,786) (3,313,103)
Intercontinental Exchange, Inc. (9,977) (1,615,875)
International Business Machines
Corp. (18,147) (5,375,323)
International Flavors & Fragrances,
Inc. (42,456) (2,861,110)
International Paper Co. (210,742) (8,301,127)
Intuit, Inc. (3,633) (2,406,572)
Intuitive Surgical, Inc. (7,977) (4,517,854)
Invitation Homes, Inc., REIT (84,867) (2,358,454)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Ionis Pharmaceuticals, Inc. (90,180) (7,134,140)
Iridium Communications, Inc. (84,090) (1,461,484)
Iron Mountain, Inc., REIT (61,314) (5,085,996)
J M Smucker Co. (The) (40,156) (3,927,658)
James Hardie Industries plc,
CHESS (2) (219,801) (4,512,329)
Jefferies Financial Group, Inc. (36,819) (2,281,673)
Johnson Controls International plc (12,608) (1,509,808)
JPMorgan Chase & Co. (32,887) (10,596,849)
KB Home (16,268) (917,678)
KBR, Inc. (35,249) (1,417,010)
Kemper Corp. (21,485) (871,002)
Keurig Dr Pepper, Inc. (63,030) (1,765,470)
KeyCorp (262,358) (5,415,069)
Keysight Technologies, Inc. (6,357) (1,291,679)
Kinder Morgan, Inc. (125,676) (3,454,833)
Kinsale Capital Group, Inc. (7,914) (3,095,324)
Kirby Corp. (12,086) (1,331,635)
Kite Realty Group Trust, REIT (233,102) (5,587,455)
KKR & Co., Inc. (86,600) (11,039,768)
Knife River Corp. (19,743) (1,388,920)
Knight-Swift Transportation
Holdings, Inc., Class A (38,896) (2,033,483)
Kratos Defense & Security
Solutions, Inc. (25,490) (1,934,946)
Labcorp Holdings, Inc. (7,157) (1,795,548)
Lamb Weston Holdings, Inc. (57,163) (2,394,558)
Lantheus Holdings, Inc. (39,170) (2,606,764)
Las Vegas Sands Corp. (71,177) (4,632,911)
Lattice Semiconductor Corp. (29,518) (2,171,934)
Lear Corp. (8,358) (957,827)
Lennox International, Inc. (11,778) (5,719,161)
Liberty Live Holdings, Inc., Class C (38,726) (3,220,454)
Linde plc (3,014) (1,285,139)
Lineage, Inc., REIT (18,846) (659,610)
Lithia Motors, Inc., Class A (956) (317,707)
Littelfuse, Inc. (1,330) (336,384)
LKQ Corp. (52,695) (1,591,389)
Loar Holdings, Inc. (5,168) (351,424)
Louisiana-Pacific Corp. (26,058) (2,104,444)
LPL Financial Holdings, Inc. (19,347) (6,910,168)
Lululemon Athletica, Inc. (5,711) (1,186,803)
LyondellBasell Industries NV, Class
A (44,268) (1,916,804)
MACOM Technology Solutions
Holdings, Inc. (3,425) (586,634)
Madison Square Garden Sports
Corp., Class A (21,376) (5,528,902)
Maplebear, Inc. (9,596) (431,628)
Marathon Petroleum Corp. (10,835) (1,762,096)
MarketAxess Holdings, Inc. (11,749) (2,129,506)
Marriott International, Inc., Class A (13,861) (4,300,237)
Marriott Vacations Worldwide Corp. (18,846) (1,087,226)
Marsh & McLennan Cos., Inc. (27,723) (5,143,171)
Martin Marietta Materials, Inc. (12,256) (7,631,321)
Marvell Technology, Inc. (19,336) (1,643,173)
Marzetti Co. (The) (2,260) (371,589)
Masimo Corp. (23,289) (3,028,967)
MasTec, Inc. (11,610) (2,523,666)
McCormick & Co., Inc. (Non-Voting) (62,275) (4,241,550)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
McDonald's Corp. (5,931) (1,812,692)
MGM Resorts International (28,001) (1,021,756)
Microchip Technology, Inc. (120,410) (7,672,525)
Moderna, Inc. (167,950) (4,952,846)
Mondelez International, Inc., Class
A (118,572) (6,382,731)
MongoDB, Inc., Class A (7,747) (3,251,338)
Moody's Corp. (2,061) (1,052,862)
Morgan Stanley (10,693) (1,898,328)
Morningstar, Inc. (1,490) (323,792)
Motorola Solutions, Inc. (27,610) (10,583,465)
MP Materials Corp. (53,782) (2,717,067)
MSA Safety, Inc. (9,488) (1,519,408)
MSCI, Inc., Class A (1,809) (1,037,878)
Murphy Oil Corp. (60,452) (1,889,125)
Nasdaq, Inc. (9,761) (948,086)
National Storage Affiliates Trust,
REIT (121,109) (3,416,485)
nCino, Inc. (236,637) (6,067,373)
Nestle SA (Registered) (2) (86,592) (8,595,046)
Newell Brands, Inc. (443,511) (1,649,861)
NextEra Energy, Inc. (35,055) (2,814,215)
NIKE, Inc., Class B (73,967) (4,712,438)
Nordson Corp. (12,033) (2,893,094)
Norwegian Cruise Line Holdings
Ltd. (17,145) (382,676)
Novanta, Inc. (31,683) (3,769,960)
NRG Energy, Inc. (20,513) (3,266,490)
Nucor Corp. (20,546) (3,351,258)
nVent Electric plc (18,210) (1,856,874)
NVIDIA Corp. (49,609) (9,252,079)
Occidental Petroleum Corp. (90,274) (3,712,067)
Okta, Inc., Class A (23,490) (2,031,180)
Old Dominion Freight Line, Inc. (11,540) (1,809,472)
Olin Corp. (87,276) (1,817,959)
Ollie's Bargain Outlet Holdings, Inc. (16,563) (1,815,470)
ON Semiconductor Corp. (12,899) (698,481)
ONE Gas, Inc. (18,314) (1,414,757)
ONEOK, Inc. (67,164) (4,936,554)
Option Care Health, Inc. (134,946) (4,299,380)
Oracle Corp. (38,662) (7,535,610)
Ovintiv, Inc. (12,192) (477,804)
PACCAR, Inc. (25,904) (2,836,747)
Packaging Corp. of America (9,046) (1,865,557)
Palantir Technologies, Inc., Class A (21,705) (3,858,064)
Park Hotels & Resorts, Inc., REIT (84,405) (882,876)
Parsons Corp. (27,595) (1,705,371)
Paychex, Inc. (62,816) (7,046,699)
Paylocity Holding Corp. (22,264) (3,395,260)
PBF Energy, Inc., Class A (78,132) (2,118,940)
Penn Entertainment, Inc. (34,761) (512,725)
Penumbra, Inc. (8,796) (2,734,764)
Permian Resources Corp., Class A (172,937) (2,426,306)
Perrigo Co. plc (31,765) (442,169)
PG&E Corp. (90,756) (1,458,449)
Phillips 66 (5,485) (707,784)
Planet Fitness, Inc., Class A (28,995) (3,145,088)
Plug Power, Inc. (361,755) (712,657)
Polaris, Inc. (22,261) (1,408,008)
Pool Corp. (15,773) (3,608,074)

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
PotlatchDeltic Corp., REIT (44,521) (1,771,045)
Power Integrations, Inc. (42,445) (1,508,495)
PPL Corp. (88,327) (3,093,212)
Principal Financial Group, Inc. (8,490) (748,903)
Procter & Gamble Co. (The) (18,446) (2,643,496)
Progressive Corp. (The) (16,874) (3,842,547)
Prologis, Inc., REIT (64,398) (8,221,049)
Prudential Financial, Inc. (39,563) (4,465,871)
Public Service Enterprise Group,
Inc. (59,183) (4,752,395)
Public Storage, REIT (3,891) (1,009,715)
Quanta Services, Inc. (14,839) (6,262,948)
QuantumScape Corp. (60,248) (627,784)
Quest Diagnostics, Inc. (9,678) (1,679,423)
QXO, Inc. (713,168) (13,757,012)
Range Resources Corp. (141,284) (4,981,674)
RBC Bearings, Inc. (8,919) (3,999,547)
Realty Income Corp., REIT (159,950) (9,016,382)
Reddit, Inc., Class A (5,943) (1,366,117)
Regal Rexnord Corp. (16,202) (2,273,465)
Regency Centers Corp., REIT (30,387) (2,097,615)
Repligen Corp. (47,738) (7,822,349)
Revolution Medicines, Inc. (20,860) (1,661,499)
Revvity, Inc. (18,061) (1,747,402)
Rexford Industrial Realty, Inc., REIT (99,509) (3,852,988)
RH (26,627) (4,770,227)
RLI Corp. (39,109) (2,502,194)
Robinhood Markets, Inc., Class A (43,746) (4,947,673)
Rocket Cos., Inc., Class A (97,716) (1,891,782)
Roivant Sciences Ltd. (90,317) (1,959,879)
Ross Stores, Inc. (14,812) (2,668,234)
Royal Caribbean Cruises Ltd. (6,828) (1,904,466)
Rubrik, Inc., Class A (14,110) (1,079,133)
Ryan Specialty Holdings, Inc.,
Class A (129,248) (6,673,074)
S&P Global, Inc. (5,554) (2,902,465)
Saia, Inc. (17,784) (5,806,832)
Samsara, Inc., Class A (33,926) (1,202,677)
SBA Communications Corp., REIT (15,243) (2,948,453)
Schneider Electric SE (2) (46,846) (12,815,907)
Scotts Miracle-Gro Co. (The) (16,505) (963,067)
Seagate Technology Holdings plc (23,281) (6,411,355)
Selective Insurance Group, Inc. (10,513) (879,623)
Sempra (46,302) (4,088,004)
SentinelOne, Inc., Class A (95,561) (1,433,415)
SharkNinja, Inc. (17,768) (1,988,239)
Sherwin-Williams Co. (The) (7,634) (2,473,645)
Shift4 Payments, Inc., Class A (58,769) (3,700,684)
Silgan Holdings, Inc. (40,655) (1,641,242)
Silicon Laboratories, Inc. (12,816) (1,675,051)
Simon Property Group, Inc., REIT (37,881) (7,012,152)
Simpson Manufacturing Co., Inc. (8,713) (1,406,888)
Sirius XM Holdings, Inc. (145,694) (2,913,152)
SiteOne Landscape Supply, Inc. (18,554) (2,311,086)
SLB Ltd. (130,150) (4,995,157)
SLM Corp. (298,549) (8,078,736)
Snap, Inc., Class A (448,030) (3,615,602)
SoFi Technologies, Inc. (206,323) (5,401,536)
Somnigroup International, Inc. (45,777) (4,086,971)
Sonoco Products Co. (93,966) (4,100,676)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Sotera Health Co. (120,966) (2,133,840)
Southern Co. (The) (45,152) (3,937,254)
SOUTHSTATE BANK Corp. (44,888) (4,224,410)
Southwest Airlines Co. (248,177) (10,257,155)
Southwest Gas Holdings, Inc. (32,285) (2,583,446)
Sprouts Farmers Market, Inc. (15,495) (1,234,487)
Starbucks Corp. (67,197) (5,658,659)
Steel Dynamics, Inc. (22,317) (3,781,616)
Stellantis NV (2) (684,562) (7,496,438)
Strategy, Inc., Class A (28,705) (4,361,725)
Stryker Corp. (10,923) (3,839,107)
Summit Therapeutics, Inc. (44,747) (782,625)
Sun Communities, Inc., REIT (20,212) (2,504,469)
Super Micro Computer, Inc. (10,383) (303,910)
Synaptics, Inc. (29,093) (2,153,464)
Synopsys, Inc. (23,035) (10,820,000)
Take-Two Interactive Software, Inc. (4,638) (1,187,467)
Talen Energy Corp. (3,125) (1,171,375)
Targa Resources Corp. (11,504) (2,122,488)
Teledyne Technologies, Inc. (2,984) (1,524,018)
Tempus AI, Inc. (99,425) (5,871,046)
Tesla, Inc. (12,685) (5,704,698)
Tetra Tech, Inc. (18,801) (630,586)
Texas Capital Bancshares, Inc. (50,365) (4,560,047)
Texas Instruments, Inc. (41,923) (7,273,221)
Texas Pacific Land Corp. (969) (278,316)
Thermo Fisher Scientific, Inc. (547) (316,959)
Thor Industries, Inc. (4,040) (414,787)
TJX Cos., Inc. (The) (28,369) (4,357,762)
Toast, Inc., Class A (64,278) (2,282,512)
Toll Brothers, Inc. (11,472) (1,551,244)
TopBuild Corp. (3,015) (1,257,828)
Toro Co. (The) (30,785) (2,423,395)
TPG, Inc. (55,223) (3,525,436)
Tractor Supply Co. (41,041) (2,052,460)
Trade Desk, Inc. (The), Class A (156,943) (5,957,556)
Tradeweb Markets, Inc., Class A (13,945) (1,499,645)
Trane Technologies plc (13,030) (5,071,276)
TransDigm Group, Inc. (935) (1,243,410)
TransUnion (49,878) (4,277,039)
Trex Co., Inc. (133,142) (4,670,621)
Truist Financial Corp. (81,688) (4,019,866)
Uber Technologies, Inc. (37,527) (3,066,331)
UDR, Inc., REIT (286,528) (10,509,847)
Ultragenyx Pharmaceutical, Inc. (64,144) (1,475,312)
Under Armour, Inc., Class A (1,063,035) (5,283,284)
United Parcel Service, Inc., Class B (49,933) (4,952,854)
United Rentals, Inc. (949) (768,045)
UnitedHealth Group, Inc. (16,286) (5,376,171)
Unity Software, Inc. (84,795) (3,745,395)
UWM Holdings Corp., Class A (66,777) (292,483)
Vail Resorts, Inc. (7,790) (1,034,512)
Valaris Ltd. (65,577) (3,305,081)
Valvoline, Inc. (119,954) (3,485,863)
Vertex Pharmaceuticals, Inc. (8,739) (3,961,913)
VF Corp. (458,952) (8,297,852)
Viking Holdings Ltd. (38,202) (2,728,005)
Visa, Inc., Class A (20,190) (7,080,835)
Visteon Corp. (14,188) (1,349,279)
Vontier Corp. (11,345) (421,807)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.3)% (continued)
Vornado Realty Trust, REIT (134,840) (4,487,475)
Vulcan Materials Co. (48,229) (13,755,875)
Warner Music Group Corp., Class A (25,907) (794,568)
Waste Connections, Inc. (29,151) (5,111,919)
Waste Management, Inc. (54,145) (11,896,198)
Watsco, Inc. (12,819) (4,319,362)
Weatherford International plc (35,739) (2,796,934)
WEC Energy Group, Inc. (12,446) (1,312,555)
Wells Fargo & Co. (110,799) (10,326,467)
Welltower, Inc., REIT (47,879) (8,886,821)
Wendy's Co. (The) (41,575) (346,320)
West Pharmaceutical Services, Inc. (4,721) (1,298,936)
Western Alliance Bancorp (105,509) (8,870,142)
Westlake Corp. (73,769) (5,454,480)
Weyerhaeuser Co., REIT (183,335) (4,343,206)
Whirlpool Corp. (33,984) (2,451,606)
White Mountains Insurance Group
Ltd. (3,465) (7,200,374)
Williams Cos., Inc. (The) (137,224) (8,248,535)
Willis Towers Watson plc (19,262) (6,329,493)
WillScot Holdings Corp. (151,866) (2,859,637)
Wingstop, Inc. (15,001) (3,577,588)
Workday, Inc., Class A (14,254) (3,061,474)
WP Carey, Inc., REIT (91,413) (5,883,341)
XPO, Inc. (56,181) (7,635,560)
Xylem, Inc. (34,984) (4,764,121)
Zebra Technologies Corp., Class A (5,613) (1,362,949)
Zillow Group, Inc., Class C (41,033) (2,799,271)
Zoetis, Inc., Class A (19,164) (2,411,214)
ZoomInfo Technologies, Inc., Class
A (37,531) (381,690)
Zscaler, Inc. (2,161) (486,052)
(1,804,035,611)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (59,235) (1,588,174)
TOTAL COMMON STOCKS
(Proceeds $(3,369,354,461))                                                     (3,197,379,290)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (90,135) (4,800,800)
Henkel AG & Co. KGaA
(Preference) (2) (16,763) (1,367,607)
Sartorius AG (Preference) (2) (25,355) (7,301,340)
INVESTMENTS SHARES VALUE ($)
Germany - (1.0)% (continued)
Volkswagen AG (Preference) (2) (35,376) (4,317,244)
TOTAL PREFERRED STOCKS
(Proceeds $(20,082,167))                                                     (17,786,991)
TOTAL SHORT POSITIONS
(Proceeds $(3,389,436,628)) (3,215,166,281)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.4%
(Cost $619,245,463) 1,639,498,138
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.6%
‡
214,595,456
NET ASSETS - 100.0% 1,854,093,594

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $3,533,271,113, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $356,467,818.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $46,406,774 of investments in securities and $(47,345,157) of securities sold short, which represents 2.50% and (2.55)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended December 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 64,830,695 3 .5%
Consumer Discretionary (72,300,182) ( 3 .9 )
Consumer Staples (10,441,124) ( 0 .6 )
Energy (53,921,056) ( 2 .9 )
Financials 243,491,753 13 .1
Health Care 143,822,003 7 .8
Industrials 71,108,642 3 .8
Information Technology 119,220,008 6 .5
Materials (44,678,004) ( 2 .4 )
Purchased Options 6,271,903 0 .3
Real Estate (112,576,126) ( 6 .0 )
Utilities 60,043,666 3 .2
Investment Companies 674,514,584 36 .3
U.S. Treasury Obligations 550,111,376 29 .7
Total Investments In Securities
At Value 1,639,498,138 88 .4
Other Assets in Excess of
Liabilities ‡ 214,595,456 11 .6
Net Assets
$ 1,854,093,594 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2025
Shares
Held At
12/31/2025
Distributions
Received**
SHORT-TERM INVESTMENTS - 33.1%
INVESTMENT COMPANIES - 33.1%
Limited Purpose Cash
Investment Fund,
3.78% (a)
(Cost $612,937,873) $377,523,770 $3,646,710,836 $(3,411,185,674) $(12,333) $(35,260) $613,001,339 613,001,339 $21,979,373
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of December 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 153 USD (104,736,150) USD 5,600 6/18/2026 $ (998,499) $ (834,247)
$ (998,499) $ (834,247)
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 142,900,000 $ (43,922) $ 169,558 $ 125,636
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 142,800,000 (44,313) 169,861 125,548
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 78,600,000 33,532 42,805 76,337
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 78,700,000 33,624 42,809 76,433
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 2,779,100,000 100,010 (50,852) 49,158
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 2,779,000,000 100,006 (50,850) 49,156
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 1,116,700,000 4,065,558 1,726,364 5,791,922
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 446,100,000 1,623,889 689,871 2,313,760
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 43,400,000 101,691 52,384 154,075
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 43,500,000 102,268 52,162 154,430
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 255,800,000 93,785 43,176 136,961
Pay 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 255,800,000 93,785 43,176 136,961
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 599,000,000 103,237 126,690 229,927
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 599,000,000 103,237 126,690 229,927
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 11,600,000 52,000 (6,047) 45,953
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 11,700,000 51,345 (4,995) 46,350
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 42,300,000 485,972 44,820 530,792
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 42,300,000 342,453 188,339 530,792
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 9,400,000 43,974 99,569 143,543
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 5,400,000 25,251 57,210 82,461
Receive 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 20,500,000 (13,981) 72,561 58,580
Receive 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 20,500,000 (14,361) 72,941 58,580
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 161,900,000 439,086 399,359 838,445
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 162,000,000 439,850 399,114 838,964
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 377,300,000 1,677,333 100,389 1,777,722
Receive 1D SOFR Annual 3.00% Annual 6/21/2028 USD 377,300,000 1,677,446 100,276 1,777,722
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 34,195,000,000 844,952 624,654 1,469,606
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 34,194,900,000 844,956 624,645 1,469,601
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 427,600,000 1,786,722 1,138,334 2,925,056
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 427,600,000 1,783,520 1,141,536 2,925,056
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 45,800,000 274,048 99,629 373,677
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 45,900,000 274,625 99,870 374,495
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,517,700,000 (770,110) 1,059,499 289,389
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,517,600,000 (770,059) 1,059,429 289,370
15,941,409 10,554,976 26,496,385
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 274,200,000 (156,053) 5,407 (150,646)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 274,200,000 192,509 (343,155) (150,646)
Pay 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 25,600,000 9,619 (49,897) (40,278)
Pay 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 25,700,000 9,704 (50,142) (40,438)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 39,500,000 (908,484) (196,193) (1,104,677)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 39,500,000 (907,821) (196,856) (1,104,677)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 1,600,000 (12,054) 4,565 (7,489)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 1,500,000 (11,454) 4,433 (7,021)

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 5,140,400,000 $ (11,126) $ (139,173) $ (150,299)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 5,140,300,000 (11,128) (139,169) (150,297)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 208,400,000 (115,029) (76,564) (191,593)
Pay 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 208,300,000 (114,834) (76,666) (191,500)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 252,400,000 (599,665) 206,355 (393,310)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 252,500,000 (599,800) 206,334 (393,466)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 2,471,400,000 (164,936) 49,067 (115,869)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 2,471,400,000 (164,936) 49,067 (115,869)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 57,400,000 (477,862) (22,746) (500,608)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 57,400,000 (477,875) (22,734) (500,609)
(4,521,225) (788,067) (5,309,292)
$ 11,420,184 $ 9,766,909 $ 21,187,093
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 03/12/2026 KRW 25,536,000,000 $ 709,577
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 03/20/2026 CHF 168,653,390 4,218,003
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 01/21/2026 TWD 214,703,600 319,290

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread
(-0.70%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 BRL 8,725,312 $ 15,476
MSCI Emerging
Markets Taiwan Net
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.75%)
Increases in
total return of
reference entity
Monthly JPMC 03/18/2026 USD 8,206,742 108,771
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 EUR 67,872,458 2,590,533
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread
(0.25%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 MXN 314,794,206 211,759
MSCI Netherlands
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.05%)
Monthly CITI 03/18/2026 EUR (90,293,774) 267,414
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 EUR 3,094,641 124,496

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 SEK 500,731,193 $ 673,074
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.65%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 CHF 44,575,385 1,418,593
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.90%)
Increases in
total return of
reference entity
Monthly CITI 03/18/2026 GBP 3,724,006 137,881
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly BANA 03/18/2026 ILS 1,477,907 2,441
Total unrealized appreciation 10,797,308
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (77,496,870) (959,801)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 01/29/2026 HKD 34,721,700 (22,998)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 345,564,440 (319,383)
WIG20 Index March
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 03/20/2026 PLN (31,546,200) (189,929)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.32%)
Monthly CITI 03/18/2026 AUD (10,354,721) $ (96,269)
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-1.00%)
Monthly CITI 03/18/2026 CAD (4,632,259) (22,614)
MSCI Poland Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the WIBOR
plus or minus
a specified
spread
(-1.00%)
Monthly CITI 03/18/2026 PLN (43,596,052) (636,096)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.50%)
Monthly CITI 03/18/2026 SGD (34,380,830) (667,822)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-1.50%)
Monthly CITI 03/18/2026 ZAR (420,786,647) (1,262,877)
Total unrealized depreciation (4,177,789)
Net unrealized appreciation $ 6,619,519

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 3,070 1/2026 USD $ 186,809,500 $ 2,349,672
CAC 40 10 Euro Index 608 1/2026 EUR 58,262,091 111,563
Hang Seng Index 26 1/2026 HKD 4,284,169 (43,045)
IBEX 35 Index 731 1/2026 EUR 148,443,208 2,777,278
LME Copper Base Metal 3 1/2026 USD 933,538 105,381
LME Copper Base Metal 24 1/2026 USD 7,475,244 1,093,793
LME Copper Base Metal 25 1/2026 USD 7,873,981 1,244,633
LME Copper Base Metal 27 1/2026 USD 8,402,521 967,832
LME Copper Base Metal 39 1/2026 USD 12,140,203 1,577,288
LME Copper Base Metal 43 1/2026 USD 13,379,643 1,450,255
LME Copper Base Metal 61 1/2026 USD 19,011,245 2,962,134
LME Copper Base Metal 168 1/2026 USD 52,351,488 8,059,382
Natural Gas 477 1/2026 USD 17,582,220 (706,091)
OMXS30 Index 1,771 1/2026 SEK 55,694,213 1,375,735
LME Copper Base Metal 6 2/2026 USD 1,867,335 271,769
LME Copper Base Metal 12 2/2026 USD 3,734,886 532,654
LME Copper Base Metal 32 2/2026 USD 9,958,544 1,235,860
Low Sulphur Gasoil 319 2/2026 USD 19,778,000 (384,467)
Australia 10 Year Bond 10,248 3/2026 AUD 748,477,291 1,269,130
Canada 10 Year Bond 36 3/2026 CAD 3,168,671 13,766
Copper 54 3/2026 USD 7,670,700 809,630
Corn 70 3/2026 USD 1,540,875 (17,412)
Euro-Bund 1,584 3/2026 EUR 237,548,159 (2,419,370)
FTSE 100 Index 1,389 3/2026 GBP 186,125,596 2,215,859
FTSE/JSE Top 40 Index 3 3/2026 ZAR 198,091 (3,360)
FTSE/MIB Index 575 3/2026 EUR 152,220,571 2,861,450
KOSPI 200 Index 277 3/2026 KRW 29,227,726 1,329,867
LME Copper Base Metal 220 3/2026 USD 68,422,750 5,252,311
Long Gilt 995 3/2026 GBP 122,546,381 643,767
MEX BOLSA Index 1 3/2026 MXN 36,184 656
S&P/TSX 60 Index 53 3/2026 CAD 14,379,177 66,890
SET50 Index 1,168 3/2026 THB 6,150,490 (47,654)
Soybean 469 3/2026 USD 24,563,875 (1,206,631)
SPI 200 Index 31 3/2026 AUD 4,487,195 (18,046)
TOPIX Index 987 3/2026 JPY 215,087,111 1,523,907
Total of long contracts 37,256,386
Short Contracts
HSCEI (396) 1/2026 HKD (22,650,160) 125,459
IFSC NIFTY 50 Index (512) 1/2026 USD (26,906,112) 124,131
LME Copper Base Metal (3) 1/2026 USD (933,538) (110,063)
LME Copper Base Metal (24) 1/2026 USD (7,475,244) (1,087,670)
LME Copper Base Metal (25) 1/2026 USD (7,873,981) (1,253,835)
LME Copper Base Metal (27) 1/2026 USD (8,402,521) (972,179)
LME Copper Base Metal (39) 1/2026 USD (12,140,203) (1,555,267)
LME Copper Base Metal (43) 1/2026 USD (13,379,643) (1,426,660)
LME Copper Base Metal (61) 1/2026 USD (19,011,245) (2,949,433)
LME Copper Base Metal (168) 1/2026 USD (52,351,488) (8,063,800)
MSCI Singapore Index (2,011) 1/2026 SGD (69,737,300) 276,542
NY Harbor ULSD (261) 1/2026 USD (23,255,883) 1,079,144
RBOB Gasoline (1,081) 1/2026 USD (77,864,430) 1,118,509
WTI Crude Oil (463) 1/2026 USD (26,585,460) 506,744
100 oz Gold (60) 2/2026 USD (26,046,600) (1,375,594)
LME Copper Base Metal (6) 2/2026 USD (1,867,335) (270,884)
LME Copper Base Metal (12) 2/2026 USD (3,734,886) (534,160)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (32) 2/2026 USD $ (9,958,544) $ (1,250,833)
DAX Index (274) 3/2026 EUR (198,757,463) (3,219,334)
Euro STOXX 50 Index (5,197) 3/2026 EUR (356,739,916) (4,454,682)
FTSE/JSE Top 40 Index (252) 3/2026 ZAR (16,639,609) (343,085)
Japan 10 Year Bond (286) 3/2026 JPY (241,905,899) 1,661,724
LME Copper Base Metal (220) 3/2026 USD (68,422,750) (4,297,275)
S&P 500 E-Mini Index (868) 3/2026 USD (299,134,500) 487,616
Silver (153) 3/2026 USD (54,011,295) (15,087,547)
U.S. Treasury 10 Year Note (9,010) 3/2026 USD (1,011,654,062) 4,255,679
Total of short contracts (38,616,753)
Net unrealized depreciation $ (1,360,367)
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 125,276,580 USD 82,298,344 CITI 3/18/2026 $ 1,311,847
AUD 125,276,580 USD 82,298,180 JPMC 3/18/2026 1,312,011
BRL 30,264,500 USD 5,392,835 CITI
**
3/18/2026 38,135
BRL 30,264,500 USD 5,392,824 JPMC
**
3/18/2026 38,146
CAD 12,801,212 USD 9,212,174 CITI 3/18/2026 143,409
CAD 12,801,214 USD 9,212,157 JPMC 3/18/2026 143,428
CHF 14,785,500 USD 18,726,243 CITI 3/18/2026 83,659
CHF 14,785,500 USD 18,726,206 JPMC 3/18/2026 83,697
CNY 361,346,775 USD 51,377,422 CITI
**
3/18/2026 645,876
CNY 361,346,773 USD 51,377,290 JPMC
**
3/18/2026 646,007
EUR 18,653,315 USD 21,753,657 CITI 3/18/2026 241,847
EUR 18,653,343 USD 21,753,646 JPMC 3/18/2026 241,891
GBP 24,217,501 USD 32,398,695 CITI 3/18/2026 239,279
GBP 24,217,499 USD 32,398,628 JPMC 3/18/2026 239,344
HUF 2,741,541,824 USD 8,259,932 CITI 3/18/2026 82,534
HUF 2,741,541,824 USD 8,259,915 JPMC 3/18/2026 82,550
ILS 24,119,500 USD 7,516,317 CITI 3/18/2026 59,511
ILS 24,119,500 USD 7,516,302 JPMC 3/18/2026 59,527
INR 482,268,702 USD 5,308,085 CITI
**
3/18/2026 22,869
INR 482,268,702 USD 5,308,074 JPMC
**
3/18/2026 22,880
JPY 7,819,953,306 USD 50,230,456 CITI 3/18/2026 4,424
JPY 7,819,953,307 USD 50,230,355 JPMC 3/18/2026 4,524
KRW 173,148,597,198 USD 118,316,328 CITI
**
3/18/2026 1,901,609
KRW 173,148,597,204 USD 118,316,091 JPMC
**
3/18/2026 1,901,846
MXN 240,500,000 USD 13,158,568 CITI 3/18/2026 102,792
MXN 240,500,000 USD 13,158,542 JPMC 3/18/2026 102,818
NOK 1,667,691,125 USD 163,266,368 CITI 3/18/2026 2,139,485
NOK 1,667,691,127 USD 163,266,042 JPMC 3/18/2026 2,139,812
NZD 120,584,429 USD 69,155,232 CITI 3/18/2026 461,028
NZD 120,584,428 USD 69,155,094 JPMC 3/18/2026 461,167
SGD 753,574 USD 583,755 CITI 3/18/2026 5,263
SGD 753,570 USD 583,751 JPMC 3/18/2026 5,265
THB 12,500,000 USD 397,951 CITI 3/18/2026 889
THB 12,500,000 USD 397,950 JPMC 3/18/2026 890
TWD 42,499,999 USD 1,347,540 CITI
**
3/18/2026 3,360
TWD 42,500,001 USD 1,347,538 JPMC
**
3/18/2026 3,363
USD 11,338,932 BRL 62,399,500 CITI
**
3/18/2026 141,331

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 11,338,954 BRL 62,399,500 JPMC
**
3/18/2026 $ 141,354
USD 4,684,823 CHF 3,663,000 CITI 3/18/2026 24,806
USD 4,684,832 CHF 3,663,000 JPMC 3/18/2026 24,816
USD 500,702 EUR 424,000 CITI 3/18/2026 732
USD 500,703 EUR 424,000 JPMC 3/18/2026 733
USD 88,141,921 GBP 65,254,500 CITI 3/18/2026 198,301
USD 88,142,098 GBP 65,254,500 JPMC 3/18/2026 198,477
USD 9,166,876 HKD 71,142,500 CITI 3/18/2026 4,701
USD 9,166,895 HKD 71,142,500 JPMC 3/18/2026 4,719
USD 752,690 INR 68,036,074 CITI
**
3/18/2026 625
USD 752,691 INR 68,036,072 JPMC
**
3/18/2026 627
USD 22,992,079 JPY 3,542,945,138 CITI 3/18/2026 232,427
USD 22,992,125 JPY 3,542,945,138 JPMC 3/18/2026 232,473
USD 2,409,787 KRW 3,450,000,000 CITI
**
3/18/2026 14,435
USD 2,409,792 KRW 3,450,000,000 JPMC
**
3/18/2026 14,440
USD 2,392,476 NOK 24,106,977 CITI 3/18/2026 1,484
USD 2,392,480 NOK 24,106,977 JPMC 3/18/2026 1,489
USD 10,416,670 NZD 17,910,500 CITI 3/18/2026 76,512
USD 10,416,690 NZD 17,910,500 JPMC 3/18/2026 76,532
USD 1,907,290 PLN 6,839,500 CITI 3/18/2026 2,885
USD 1,907,294 PLN 6,839,500 JPMC 3/18/2026 2,889
USD 23,883,548 SEK 218,500,000 CITI 3/18/2026 60,046
USD 23,883,595 SEK 218,500,000 JPMC 3/18/2026 60,094
USD 1,415,296 THB 44,000,000 CITI 3/18/2026 11,381
USD 1,415,299 THB 44,000,000 JPMC 3/18/2026 11,384
USD 4,752,575 TWD 148,029,001 CITI
**
3/18/2026 47,341
USD 4,752,639 TWD 148,028,999 JPMC
**
3/18/2026 47,405
ZAR 446,993,222 USD 26,220,327 CITI 3/18/2026 634,778
ZAR 446,993,223 USD 26,220,274 JPMC 3/18/2026 634,831
USD 182,594 IDR 3,050,681,000 CITI
**
3/25/2026 289
USD 182,595 IDR 3,050,681,000 JPMC
**
3/25/2026 289
Total unrealized appreciation 17,881,608
BRL 248,443,411 USD 45,465,710 CITI
**
3/18/2026 (882,498)
BRL 248,443,411 USD 45,465,619 JPMC
**
3/18/2026 (882,408)
CHF 481,000 USD 615,700 CITI 3/18/2026 (3,779)
CHF 481,000 USD 615,699 JPMC 3/18/2026 (3,778)
EUR 21,607,905 USD 25,569,364 CITI 3/18/2026 (89,884)
EUR 21,607,905 USD 25,569,313 JPMC 3/18/2026 (89,832)
HUF 40,958,176 USD 124,667 CITI 3/18/2026 (32)
HUF 40,958,176 USD 124,667 JPMC 3/18/2026 (32)
ILS 2,246,000 USD 706,069 CITI 3/18/2026 (610)
ILS 2,246,000 USD 706,067 JPMC 3/18/2026 (609)
INR 1,868,957,442 USD 20,824,305 CITI
**
3/18/2026 (165,020)
INR 1,868,957,442 USD 20,824,264 JPMC
**
3/18/2026 (164,977)
JPY 41,571,190,107 USD 269,503,469 CITI 3/18/2026 (2,452,806)
JPY 41,571,190,106 USD 269,502,930 JPMC 3/18/2026 (2,452,267)
MXN 107,500,000 USD 5,940,214 CITI 3/18/2026 (12,579)
MXN 107,500,000 USD 5,940,202 JPMC 3/18/2026 (12,567)
NOK 544,474,245 USD 54,026,046 CITI 3/18/2026 (23,704)
NOK 544,474,244 USD 54,025,938 JPMC 3/18/2026 (23,596)
NZD 21,189,500 USD 12,299,595 CITI 3/18/2026 (66,392)
NZD 21,189,500 USD 12,299,570 JPMC 3/18/2026 (66,368)
SGD 245,500 USD 192,332 CITI 3/18/2026 (441)
SGD 245,500 USD 192,331 JPMC 3/18/2026 (440)
TWD 2,700,961,186 USD 86,745,269 CITI
**
3/18/2026 (892,811)
TWD 2,700,961,183 USD 86,745,096 JPMC
**
3/18/2026 (892,638)
USD 383,163 AUD 589,250 CITI 3/18/2026 (10,105)
USD 383,164 AUD 589,250 JPMC 3/18/2026 (10,105)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 20,694,802 CAD 28,796,999 CITI 3/18/2026 $ (351,075)
USD 20,694,845 CAD 28,797,001 JPMC 3/18/2026 (351,034)
USD 330,888,009 CHF 263,328,065 CITI 3/18/2026 (4,114,206)
USD 330,888,670 CHF 263,328,065 JPMC 3/18/2026 (4,113,544)
USD 1,354,047 CLP 1,255,731,500 CITI
**
3/18/2026 (41,997)
USD 1,353,920 CLP 1,255,731,500 JPMC
**
3/18/2026 (42,125)
USD 65,154,404 CNY 458,241,355 CITI
**
3/18/2026 (818,861)
USD 65,154,538 CNY 458,241,353 JPMC
**
3/18/2026 (818,727)
USD 87,307,334 EUR 74,648,411 CITI 3/18/2026 (716,131)
USD 87,307,542 EUR 74,648,439 JPMC 3/18/2026 (715,957)
USD 136,942,372 GBP 103,139,971 CITI 3/18/2026 (2,059,573)
USD 136,942,642 GBP 103,139,968 JPMC 3/18/2026 (2,059,299)
USD 435,274 HUF 145,000,000 CITI 3/18/2026 (5,959)
USD 435,275 HUF 145,000,000 JPMC 3/18/2026 (5,958)
USD 18,227,547 ILS 59,297,230 CITI 3/18/2026 (397,451)
USD 18,227,583 ILS 59,297,230 JPMC 3/18/2026 (397,414)
USD 14,618,904 INR 1,326,963,926 CITI
**
3/18/2026 (49,234)
USD 14,618,934 INR 1,326,963,929 JPMC
**
3/18/2026 (49,205)
USD 4,404,949 JPY 685,981,712 CITI 3/18/2026 (1,753)
USD 4,404,958 JPY 685,981,712 JPMC 3/18/2026 (1,744)
USD 1,477,668 KRW 2,162,740,246 CITI
**
3/18/2026 (23,933)
USD 1,477,830 KRW 2,162,740,248 JPMC
**
3/18/2026 (23,771)
USD 110,341,503 MXN 2,043,549,436 CITI 3/18/2026 (2,341,430)
USD 110,341,724 MXN 2,043,549,437 JPMC 3/18/2026 (2,341,209)
USD 4,216,297 NOK 43,090,264 CITI 3/18/2026 (57,506)
USD 4,216,305 NOK 43,090,265 JPMC 3/18/2026 (57,497)
USD 28,696,528 PLN 104,771,998 CITI 3/18/2026 (476,408)
USD 28,696,585 PLN 104,771,998 JPMC 3/18/2026 (476,351)
USD 77,190,961 SEK 716,910,634 CITI 3/18/2026 (975,270)
USD 77,191,115 SEK 716,910,634 JPMC 3/18/2026 (975,116)
USD 101,259,273 SGD 130,684,351 CITI 3/18/2026 (887,983)
USD 101,259,473 SGD 130,684,347 JPMC 3/18/2026 (887,781)
USD 62,911,631 THB 2,013,500,000 CITI 3/18/2026 (1,333,438)
USD 62,911,756 THB 2,013,500,000 JPMC 3/18/2026 (1,333,312)
USD 126,724 TWD 3,999,999 CITI
**
3/18/2026 (420)
USD 126,724 TWD 4,000,001 JPMC
**
3/18/2026 (419)
USD 8,170,288 ZAR 139,761,999 CITI 3/18/2026 (226,536)
USD 8,170,304 ZAR 139,762,000 JPMC 3/18/2026 (226,520)
USD 181,901 IDR 3,050,681,000 CITI
**
3/25/2026 (405)
USD 181,901 IDR 3,050,681,000 JPMC
**
3/25/2026 (404)
Total unrealized depreciation (38,957,234)
Net unrealized depreciation $ (21,075,626)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.05% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
04/12/2030
- 12/18/2030
$7,460,170 $(400,309) $(18,372) $(418,681)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
33 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.88% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
4-59 months
maturity
ranging from
04/16/2026
- 10/11/2030
$3,527,250 $133,392 $(6,608) $126,784
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-16.00% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
4-61 months
maturity
ranging from
04/17/2026
- 12/16/2030
$5,929,217 $5,315 $(659,634) $(654,319)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.15% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/29/2027
- 11/25/2027
$3,895,738 $45,531 $(809) $44,722

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-1.88% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
16-24 months
maturity
ranging from
03/26/2027
- 04/22/2027
$18,274,469 $215,093 $157,375 $372,468
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.00% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity ranging
from 04/11/2030
- 12/16/2030
$62,284,001 $(45,971) $56,673 $10,702
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 158,500 492,148 (79,437) ( 742 .3 )
China CITIC Bank Corp. Ltd. 2,097,000 1,871,278 (12,134) ( 113 .4 )
China Communications Services Corp. Ltd. 1,642,000 946,477 (43,022) ( 402 .0 )
China Construction Bank Corp. 744,000 736,419 8,929 83 .4
China Everbright Bank Co. Ltd. 1,475,000 689,863 9,476 88 .5
China Hongqiao Group Ltd. 251,500 1,056,231 43,470 406 .2
China Merchants Port Holdings Co. Ltd. 488,000 950,341 (49,148) ( 459 .2 )
China Minsheng Banking Corp. Ltd. 2,423,500 1,225,251 (76,383) ( 713 .7 )
China Resources Pharmaceutical Group Ltd. 2,268,000 1,298,139 (42,373) ( 395 .9 )
CITIC Ltd. 987,000 1,533,916 665 6 .2
CSPC Pharmaceutical Group Ltd. 496,000 538,181 58,286 544 .6
Far East Horizon Ltd. 1,301,000 1,344,207 196 1 .8
Geely Automobile Holdings Ltd. 229,000 529,649 14,430 134 .8
Hansoh Pharmaceutical Group Co. Ltd. 240,000 1,112,000 (182,563) ( 1,705 .9 )
Industrial & Commercial Bank of China Ltd. 1,151,000 931,396 26,296 245 .7
Jiangxi Copper Co. Ltd. 205,000 1,133,096 248,583 2,322 .8
Kingsoft Corp. Ltd. 291,400 1,069,030 (25,775) ( 240 .8 )
Kunlun Energy Co. Ltd. 2,180,000 2,083,946 61,564 575 .3
People's Insurance Co. Group of China Ltd. (The) 1,136,000 986,839 22,012 205 .7
Sino Biopharmaceutical Ltd. 752,000 598,320 (65,491) ( 612 .0 )
Sinopharm Group Co. Ltd. 360,000 900,196 (26,783) ( 250 .3 )

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Sinotruk Hong Kong Ltd. 574,500 2,038,869 (72,314) ( 675 .7 )
Short Positions
Common Stocks
China
Akeso, Inc. (53,000) (771,358) 41,753 390 .1
Alibaba Health Information Technology Ltd. (754,000) (492,394) 20,202 188 .8
ANTA Sports Products Ltd. (82,400) (855,689) (6,564) ( 61 .3 )
BYD Co. Ltd. (95,400) (1,165,860) 36,353 339 .7
CGN Power Co. Ltd. (3,053,000) (1,148,736) 35,951 335 .9
China Longyuan Power Group Corp. Ltd. (840,000) (717,320) 10,140 94 .7
China Merchants Bank Co. Ltd. (140,000) (952,406) (16,998) ( 158 .8 )
China Petroleum & Chemical Corp. (806,000) (484,129) (29,488) ( 275 .5 )
China Resources Gas Group Ltd. (244,600) (711,974) (14,886) ( 139 .1 )
China Ruyi Holdings Ltd. (1,716,000) (483,318) 56,880 531 .5
China Shenhua Energy Co. Ltd. (120,000) (599,171) 2,471 23 .1
CITIC Securities Co. Ltd. (167,000) (589,355) (7,418) ( 69 .3 )
GCL Technology Holdings Ltd. (4,370,000) (595,664) 66,908 625 .2
GDS Holdings Ltd. (111,400) (486,528) 14,455 135 .1
Haier Smart Home Co. Ltd. (187,600) (585,828) 41,860 391 .1
Hua Hong Semiconductor Ltd. (71,000) (679,534) (5,746) ( 53 .7 )
Jiangsu Expressway Co. Ltd. (640,000) (821,514) 3,289 30 .7
Kingdee International Software Group Co. Ltd. (349,000) (598,317) 14,687 137 .2
Meituan (163,500) (2,166,735) (119,931) ( 1,120 .6 )
NIO, Inc. (183,740) (944,422) (4,321) ( 40 .4 )
Nongfu Spring Co. Ltd. (153,400) (926,064) (3,618) ( 33 .8 )
Ping An Insurance Group Co. of China Ltd. (127,500) (1,070,962) (75,726) ( 707 .6 )
Shenzhou International Group Holdings Ltd. (120,500) (949,523) (1,960) ( 18 .3 )
Tsingtao Brewery Co. Ltd. (134,000) (840,008) 48,424 452 .5
Xiaomi Corp. (129,600) (654,070) 52,325 488 .9
XPeng, Inc. (72,000) (732,087) (16,037) ( 149 .8 )
Yankuang Energy Group Co. Ltd. (453,800) (560,844) 14,664 137 .0
ZTO Express Cayman, Inc. (52,850) (1,102,351) 7,929 74 .1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-12.75% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
4-61 months
maturity
ranging from
04/17/2026
- 01/03/2031
$55,727,328 $771,172 $209,380 $980,552

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 427,800 1,707,487 38,297 3 .9
TIM SA/Brazil 214,600 832,855 (51,097) ( 5 .2 )
Vibra Energia SA 121,790 562,151 19,915 2 .0
Chile
Cencosud SA 170,571 547,646 14,128 1 .4
Indonesia
Astra International Tbk. PT 1,978,300 794,005 11,694 1 .2
South Korea
DB Insurance Co. Ltd. 9,026 819,598 50,882 5 .2
Doosan Bobcat, Inc. 15,649 625,958 (15,004) ( 1 .5 )
HD Hyundai Co. Ltd. 4,632 606,286 (22,457) ( 2 .3 )
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 2,213 624,446 (7,048) ( 0 .7 )
Industrial Bank of Korea 57,481 835,516 22,198 2 .3
Korea Electric Power Corp. 32,586 1,069,462 (60,050) ( 6 .1 )
LG Electronics, Inc. 8,736 557,429 (12,117) ( 1 .2 )
Samsung Electronics Co. Ltd. 15,249 1,278,093 164,176 16 .7
SK hynix, Inc. 4,929 2,232,237 393,580 40 .1
SK Telecom Co. Ltd. 15,083 560,011 18,816 1 .9
Taiwan
Accton Technology Corp. 16,000 603,792 2,784 0 .3
Evergreen Marine Corp. Taiwan Ltd. 177,000 1,067,744 35,380 3 .6
Hon Hai Precision Industry Co. Ltd. 76,000 557,105 35,534 3 .6
International Games System Co. Ltd. 38,000 871,858 28,672 2 .9
Pegatron Corp. 343,000 748,231 (4,157) ( 0 .4 )
Synnex Technology International Corp. 289,000 532,676 7,755 0 .8
Taiwan Semiconductor Manufacturing Co. Ltd. 11,000 540,730 42,109 4 .3
United Microelectronics Corp. 630,000 983,799 (22,699) ( 2 .3 )
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 240,400 787,034 (7,322) ( 0 .7 )
Cia Energetica de Minas Gerais (Preference) 277,100 561,346 10,968 1 .1
Short Positions
Common Stocks
Brazil
Raia Drogasil SA (250,410) (1,067,996) (30,095) ( 3 .1 )
South Korea
Celltrion, Inc. (7,516) (943,133) (1,789) ( 0 .2 )
Doosan Co. Ltd. (1,013) (550,628) 24,761 2 .5
Ecopro Co. Ltd. (10,524) (662,956) 73,033 7 .4
Hanjin Kal Corp. (6,556) (561,546) (42,694) ( 4 .4 )
Hyundai Motor Co. (2,637) (544,562) (33,979) ( 3 .5 )
Korea Zinc Co. Ltd. (741) (674,363) 20,434 2 .1
LG Chem Ltd. (4,088) (945,608) 61,793 6 .3
POSCO Future M Co. Ltd. (4,211) (546,747) 53,359 5 .4
POSCO Holdings, Inc. (6,081) (1,289,159) 1,473 0 .2
Samsung SDI Co. Ltd. (9,988) (1,867,662) 127,098 13 .0
Samyang Foods Co. Ltd. (1,217) (1,039,134) 642 0 .1
SK Biopharmaceuticals Co. Ltd. (6,987) (603,942) 15,716 1 .6
SK Innovation Co. Ltd. (15,034) (1,055,186) 69,488 7 .1

Consolidated Schedule of Investments
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Yuhan Corp. (10,832) (843,194) (4,999) ( 0 .5 )
Taiwan
Asia Vital Components Co. Ltd. (16,000) (767,915) (88,294) ( 9 .0 )
China Steel Corp. (1,605,000) (969,709) (33,582) ( 3 .4 )
Formosa Plastics Corp. (640,000) (793,646) 15,813 1 .6
Global Unichip Corp. (12,000) (806,846) (42,273) ( 4 .3 )
Mega Financial Holding Co. Ltd. (544,000) (692,744) 3,056 0 .3
Nan Ya Plastics Corp. (368,000) (703,699) (34,120) ( 3 .5 )
Quanta Computer, Inc. (81,000) (699,588) (19,174) ( 2 .0 )
Unimicron Technology Corp. (108,000) (754,148) (28,374) ( 2 .9 )
Wistron Corp. (112,000) (535,251) (45,316) ( 4 .6 )
Wiwynn Corp. (6,000) (854,800) (60,746) ( 6 .2 )
Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 2,732 $ – $ 2,732
BARC
Cash – 2,515,364 2,515,364
CITG
Cash – (748,040) (748,040)
CITI
Cash (730,334) – (730,334)
Investment Companies 61,510,259 – 61,510,259
GSCO
Cash – 9,630,493 9,630,493
GSIN
U.S. Treasury Bills 23,948,660 – 23,948,660
JPMC
Cash (1,210) – (1,210)
Investment Companies 254 – 254
U.S. Treasury Bills 45,707,433 – 45,707,433
JPMS
Cash – 89,770,761 89,770,761
MLIN
Cash (4,558,684) – (4,558,684)
U.S. Treasury Bills 4,840,230 – 4,840,230
MSCL
Cash – 63,657,889 63,657,889
MSIP
Cash (323,943) – (323,943)
U.S. Treasury Bills 3,824,136 – 3,824,136

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2025
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 14,689,537 $ 14,689,537
MSCL
Cash – 35,262,192 35,262,192

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 160.0%
COMMON STOCKS - 81.8%
Communication Services - 3 .2%
Diversified Telecommunication Services - 1 .4%
AT&T, Inc. (a)
19,405 482,020
BT Group plc (United Kingdom) (2)
(a) 1,813 4,492
Elisa OYJ (Finland) (2)(a)
226 10,015
Liberty Global Ltd., Class A
(Belgium) *(a) 17,759 197,835
NTT, Inc. (Japan) (2)(a)
91,200 92,066
Orange SA (France) (2)(a)
10,188 170,003
Telecom Italia SpA (Italy) (2)*(a)
26,859 16,136
Telenor ASA (Norway) (2)(a)
10,393 151,160
Telia Co. AB (Sweden) (2)(a)
20,184 86,266
Verizon Communications, Inc. (a)
8,421 342,987
1,552,980
Entertainment - 0 .5%
Embracer Group AB (Sweden)
(2)*(a) 2,287 14,974
ROBLOX Corp., Class A *(a)(b)
526 42,622
Roku, Inc., Class A *(a)
1,240 134,528
Square Enix Holdings Co. Ltd.
(Japan) (a) 8,700 158,821
Take-Two Interactive Software, Inc.
*(a)(b) 571 146,193
Warner Music Group Corp., Class
A (a)(b) 3,447 105,719
602,857
Interactive Media & Services - 0 .4%
LY Corp. (Japan) (2)(a)
11,700 31,133
Meta Platforms, Inc., Class A (a)
564 372,291
Scout24 SE (Germany) (2)(a)(c)
546 54,840
SEEK Ltd. (Australia) (2)(a)
2,524 38,759
497,023
Media - 0 .6%
Comcast Corp., Class A (a)
8,078 241,451
CyberAgent, Inc. (Japan) (2)(a)
3,200 27,267
DoubleVerify Holdings, Inc. *(a)
4,202 48,071
EchoStar Corp., Class A *(a)
123 13,370
ITV plc (United Kingdom) (2)(a)
6,848 7,553
New York Times Co. (The), Class
A (a) 1,983 137,660
Omnicom Group, Inc. (a)
2,224 179,588
Paramount Skydance Corp., Class
B (a)(b) 175 2,345
TBS Holdings, Inc. (Japan) (2)(a)
1,600 59,050
716,355
Wireless Telecommunication Services - 0 .3%
Airtel Africa plc (Nigeria) (2)(c)
9,801 46,949
Freenet AG (Germany) (2)(a)
2,655 91,458
SoftBank Group Corp. (Japan) (2)(a)
800 22,443
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0.3% (continued)
Vodafone Group plc (United
Kingdom) (2)(a) 103,497 137,962
298,812
Total Communication Services 3,668,027
Consumer Discretionary - 9 .5%
Automobile Components - 1 .1%
Aisin Corp. (Japan) (2)(a)
3,100 58,083
Autoliv, Inc. (Sweden) (a)(b)
890 105,643
BorgWarner, Inc. (a)
873 39,337
Continental AG (Germany) (2)(a)
957 75,950
Goodyear Tire & Rubber Co. (The)
*(a)(b) 33,235 291,139
Lear Corp. (a)
123 14,096
Magna International, Inc. (Canada)
(a) 709 37,797
Niterra Co. Ltd. (Japan) (2)(a)
2,200 96,928
Pirelli & C SpA (Italy) (2)(a)(c)
13,473 92,003
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 7,800 314,163
Valeo SE (France) (2)(a)
5,586 75,807
Visteon Corp. (a)(b)
191 18,164
1,219,110
Automobiles - 1 .3%
Bayerische Motoren Werke AG
(Germany) (2)(a) 831 90,110
Ford Motor Co. (a)
5,025 65,928
General Motors Co. (a)
6,907 561,677
Honda Motor Co. Ltd. (Japan) (2)(a)
2,800 27,481
Mazda Motor Corp. (Japan) (2)(a)
6,000 46,333
Mercedes-Benz Group AG
(Germany) (2)(a) 5,246 363,664
Mitsubishi Motors Corp. (Japan) (2)
(a) 5,500 13,076
Renault SA (France) (2)(a)
2,572 106,461
Rivian Automotive, Inc., Class A *(a)
(b) 971 19,138
Subaru Corp. (Japan) (2)(a)
11,300 243,303
1,537,171
Broadline Retail - 0 .6%
Amazon.com, Inc. *(a)(b)
794 183,271
Dillard's, Inc., Class A (a)
63 38,200
Harvey Norman Holdings Ltd.
(Australia) (2)(a) 643 2,969
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 11,800 171,396
Prosus NV (China) (2)
1,139 70,526
Rakuten Group, Inc. (Japan) (2)*(a)
30,500 195,443
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 1,500 26,486
688,291

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Distributors - 0 .2%
Genuine Parts Co. (a)(b)
518 63,693
LKQ Corp. (a)(b)
5,445 164,439
228,132
Diversified Consumer Services - 0 .2%
ADT, Inc. (a)
4,878 39,366
Graham Holdings Co., Class B (a)
39 42,845
Grand Canyon Education, Inc. *(a)
524 87,146
Pearson plc (United Kingdom) (2)(a)
5,567 78,712
Service Corp. International (a)
207 16,140
264,209
Hotels, Restaurants & Leisure - 2 .3%
Airbnb, Inc., Class A *(a)
2,566 348,258
Aramark (a)(b)
5,124 188,871
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,240 86,720
Booking Holdings, Inc. (a)
85 455,203
Carnival Corp. *(a)
10,140 309,676
Chipotle Mexican Grill, Inc., Class
A *(a) 5,244 194,028
Entain plc (United Kingdom) (2)(a)
3,752 38,568
Expedia Group, Inc. (a)(b)
567 160,637
Hilton Worldwide Holdings, Inc. (a)
38 10,915
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 137 19,252
Las Vegas Sands Corp. (a)
1,495 97,310
McDonald's Corp. (a)(b)
223 68,155
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 100 4,075
MGM Resorts International *(a)(b)
3,033 110,674
Penn Entertainment, Inc. *(a)(b)
7,532 111,097
Skylark Holdings Co. Ltd. (Japan)
(a) 2,700 58,002
Texas Roadhouse, Inc., Class A (a)
720 119,520
Travel + Leisure Co. (a)
1,867 131,680
Viking Holdings Ltd. *(a)(b)
627 44,774
Wynn Resorts Ltd. (a)(b)
912 109,741
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 400 22,921
2,690,077
Household Durables - 1 .0%
Garmin Ltd. (a)
945 191,693
KB Home (a)
3,316 187,056
Mohawk Industries, Inc. *(a)
1,014 110,830
Panasonic Holdings Corp. (Japan)
(2)(a) 11,600 150,383
SEB SA (France) (2)(a)
194 11,181
SharkNinja, Inc. *(a)(b)
992 111,005
Taylor Morrison Home Corp., Class
A *(a) 2,332 137,285
Toll Brothers, Inc. (a)
1,720 232,578
1,132,011
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0 .5%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 5,600 149,050
Brunswick Corp. (a)(b)
1,293 95,992
Hasbro, Inc. (a)
633 51,906
Mattel, Inc. *(a)
4,284 84,995
Polaris, Inc. (a)
2,056 130,042
Sega Sammy Holdings, Inc. (Japan)
(2)(a) 300 4,684
516,669
Specialty Retail - 1 .7%
Abercrombie & Fitch Co., Class A
*(a) 5,473 688,886
AutoNation, Inc. *(a)(b)
93 19,203
AutoZone, Inc. *(a)(b)
24 81,396
Avolta AG (Switzerland) (2)*(a)
432 25,479
Best Buy Co., Inc. (a)(b)
1,377 92,163
Burlington Stores, Inc. *(a)
80 23,108
CarMax, Inc. *(a)
4,513 174,382
Gap, Inc. (The) (a)
4,979 127,462
JB Hi-Fi Ltd. (Australia) (2)(a)
1,966 125,848
Kingfisher plc (United Kingdom) (2)
(a) 3,326 14,001
Murphy USA, Inc. (a)
230 92,810
Penske Automotive Group, Inc. (a)
(b) 45 7,123
Ross Stores, Inc. (a)
574 103,400
Shimamura Co. Ltd. (Japan) (2)(a)
1,400 91,221
TJX Cos., Inc. (The) (a)
835 128,264
Ulta Beauty, Inc. *
65 39,326
USS Co. Ltd. (Japan) (2)(a)
9,000 98,484
Wayfair, Inc., Class A *(a)(b)
791 79,424
2,011,980
Textiles, Apparel & Luxury Goods - 0 .6%
adidas AG (Germany) (2)(a)
784 155,143
Burberry Group plc (United
Kingdom) (2)*(a) 2,110 35,879
Deckers Outdoor Corp. *(a)
518 53,701
HUGO BOSS AG (Germany) (2)(a)
822 34,636
Ralph Lauren Corp., Class A (a)
466 164,782
Tapestry, Inc. (a)
1,034 132,114
Under Armour, Inc., Class A *(a)(b)
10,927 54,307
VF Corp. (a)(b)
2,683 48,509
679,071
Total Consumer Discretionary 10,966,721
Consumer Staples - 3 .0%
Beverages - 0 .7%
Asahi Group Holdings Ltd. (Japan)
(2)(a) 8,800 92,240
Carlsberg A/S, Class B (Denmark)
(2)(a) 1,049 137,297
Coca-Cola Consolidated, Inc. (a)
1,125 172,462
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 5,400 80,833

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - 0.7% (continued)
Molson Coors Beverage Co., Class
B (a)(b) 1,939 90,512
Monster Beverage Corp. *(a)(b)
1,113 85,334
PepsiCo, Inc. (a)
857 122,997
Suntory Beverage & Food Ltd.
(Japan) (2)(a) 300 9,022
790,697
Consumer Staples Distribution & Retail - 0 .9%
Albertsons Cos., Inc., Class A (a)(b)
8,578 147,284
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 136 12,244
Carrefour SA (France) (2)(a)
10,992 183,408
Empire Co. Ltd., Class A (Canada)
(a) 602 20,930
George Weston Ltd. (Canada) (a)
2,164 149,291
Koninklijke Ahold Delhaize NV
(Netherlands) (2)(a) 1,018 41,745
Maplebear, Inc. *(a)
646 29,057
Marks & Spencer Group plc (United
Kingdom) (2)(a) 2,573 11,450
Metro, Inc., Class A (Canada) (a)
1,020 73,415
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 3,100 44,538
Target Corp. (a)
1,173 114,661
Tesco plc (United Kingdom) (2)(a)
7,780 46,266
US Foods Holding Corp. *(a)(b)
685 51,594
Walmart, Inc. (a)
949 105,728
1,031,611
Food Products - 0 .7%
Bunge Global SA (a)
134 11,937
Danone SA (France) (2)(a)
1,333 120,235
Flowers Foods, Inc. (a)(b)
972 10,575
Freshpet, Inc. *(a)(b)
424 25,834
Ingredion, Inc. (a)
1,950 215,007
Marzetti Co. (The) (a)
616 101,283
Orkla ASA (Norway) (2)(a)
4,442 49,465
Saputo, Inc. (Canada) (a)
1,025 30,850
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 1,100 75,462
Tyson Foods, Inc., Class A (a)
1,914 112,198
WH Group Ltd. (Hong Kong) (2)(a)
(c) 20,500 22,837
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 4,400 92,321
868,004
Household Products - 0 .0% †
Essity AB, Class B (Sweden) (2)(a) 367 10,552
Personal Care Products - 0 .3%
BellRing Brands, Inc. *(a)(b)
9,861 263,585
Kao Corp. (Japan) (2)(a)
2,000 79,823
343,408
INVESTMENTS SHARES VALUE ($)
Tobacco - 0 .4%
British American Tobacco plc (United
Kingdom) (2)(a) 1,127 63,890
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 62,271
Philip Morris International, Inc. (a)
1,789 286,956
413,117
Total Consumer Staples 3,457,389
Energy - 3 .1%
Energy Equipment & Services - 0 .4%
Halliburton Co. (a)(b)
5,857 165,519
SBM Offshore NV (Netherlands) (2)
(a) 466 13,408
TechnipFMC plc (United Kingdom)
(a) 7,393 329,432
508,359
Oil, Gas & Consumable Fuels - 2 .7%
Antero Resources Corp. *(a)(b)
305 10,510
ARC Resources Ltd. (Canada) (a)
2,015 37,803
BP plc (2)(a)
9,299 54,231
Canadian Natural Resources Ltd.
(Canada) (a) 3,689 124,951
Cenovus Energy, Inc. (Canada) (a)
6,147 103,991
Cheniere Energy, Inc. (a)
76 14,774
CNX Resources Corp. *(a)(b)
699 25,702
ConocoPhillips (a)(b)
2,417 226,255
Devon Energy Corp. (a)
1,484 54,359
Enbridge, Inc. (Canada) (a)
518 24,788
ENEOS Holdings, Inc. (Japan) (2)(a)
16,100 113,909
Eni SpA (Italy) (2)(a)
20,670 391,823
Exxon Mobil Corp. (a)
228 27,438
Gaztransport Et Technigaz SA
(France) (2)(a) 144 26,422
Harbour Energy plc (United
Kingdom) (2)(a) 15,775 41,504
HF Sinclair Corp. (a)
1,439 66,309
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 1,400 10,600
Inpex Corp. (Japan) (2)(a)
11,400 228,006
Kinder Morgan, Inc. (a)(b)
3,308 90,937
Koninklijke Vopak NV (Netherlands)
(2)(a) 630 28,072
Marathon Petroleum Corp. (a)(b)
687 111,727
Murphy Oil Corp. (a)(b)
888 27,750
Ovintiv, Inc. (a)
2,211 86,649
PBF Energy, Inc., Class A (a)(b)
1,991 53,996
Phillips 66 (a)
2,359 304,405
Repsol SA (Spain) (2)(a)
13,461 251,161
TotalEnergies SE (France) (2)(a)
7,750 505,285
Whitehaven Coal Ltd. (Australia) (2)
(a) 11,138 57,333
3,100,690
Total Energy 3,609,049

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 15 .8%
Banks - 6 .8%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 4,273 149,294
ANZ Group Holdings Ltd. (Australia)
(2)(a) 1,276 30,851
Associated Banc-Corp. (a)(b)
865 22,282
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 13,301 141,618
Banco Comercial Portugues SA,
Class R (Portugal) (2) 34,645 36,469
Banco Santander SA (Spain) (2)(a)
9,793 115,268
Bank of America Corp. (a)
1,318 72,490
Bank of Nova Scotia (The) (Canada)
(a) 1,962 144,704
Barclays plc (United Kingdom) (2)(a)
19,247 123,203
BNP Paribas SA (France) (2)(a)
6,991 661,398
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 96,425
BOK Financial Corp. (a)(b)
347 41,106
Canadian Imperial Bank of
Commerce (Canada) (a) 1,222 110,782
Citigroup, Inc. (a)
2,436 284,257
Citizens Financial Group, Inc. (a)
388 22,663
Commerzbank AG (Germany) (2)(a)
4,175 176,204
Concordia Financial Group Ltd.
(Japan) (2)(a) 10,300 85,150
Credit Agricole SA (France) (2)(a)
27,069 557,293
Danske Bank A/S (Denmark) (2)(a)
5,067 253,027
DBS Group Holdings Ltd.
(Singapore) (2) 1,400 61,326
Fifth Third Bancorp (a)
1,049 49,104
FinecoBank Banca Fineco SpA
(Italy) (2)(a) 911 23,604
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 5,100 164,962
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 6,200 87,278
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 32 4,379
KBC Group NV (Belgium) (2)(a)
140 18,233
KeyCorp (a)
15,053 310,694
Kyoto Financial Group, Inc. (Japan)
(2)(a) 800 17,521
Lloyds Banking Group plc (United
Kingdom) (2)(a) 33,950 44,906
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 12,500 198,388
Mizuho Financial Group, Inc.
(Japan) (2)(a) 15,100 551,068
NatWest Group plc (United
Kingdom) (2)(a) 9,511 83,433
Nordea Bank Abp (Finland) (2)(a)
7,545 141,954
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) 800 12,291
Pinnacle Financial Partners, Inc. (a)
1,061 101,230
PNC Financial Services Group, Inc.
(The) (a) 235 49,052
Popular, Inc.
883 109,951
INVESTMENTS SHARES VALUE ($)
Banks - 6.8% (continued)
Prosperity Bancshares, Inc. (a)
2,865 198,000
Resona Holdings, Inc. (Japan) (2)(a)
21,200 201,776
Royal Bank of Canada (Canada) (a)
716 122,062
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 9,300 144,399
Societe Generale SA (France) (2)(a)
4,939 397,609
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 12,800 390,078
Swedbank AB, Class A (Sweden)
(2)(a) 5,447 188,984
Texas Capital Bancshares, Inc. *(a)
(b) 2,203 199,460
Toronto-Dominion Bank (The)
(Canada) (a) 641 60,413
Unicaja Banco SA (Spain) (2)(a)(c)
5,291 17,217
UniCredit SpA (Italy) (2)(a)
4,495 372,306
US Bancorp (a)
1,855 98,983
Webster Financial Corp. (a)(b)
2,046 128,775
Wells Fargo & Co. (a)(b)
731 68,129
Westpac Banking Corp. (Australia)
(2)(a) 205 5,261
Zions Bancorp NA (a)
1,741 101,918
7,849,228
Capital Markets - 3 .1%
Ameriprise Financial, Inc. (a)
143 70,119
Amundi SA (France) (2)(a)(c)
261 21,572
Azimut Holding SpA (Italy) (2)(a)
1,446 60,237
Bank of New York Mellon Corp.
(The) (a) 1,428 165,776
Brookfield Asset Management Ltd.,
Class A (Canada) (a) 333 17,444
Brookfield Corp., Class A (Canada)
(a) 355 16,300
Cboe Global Markets, Inc. (a)(b)
98 24,598
Charles Schwab Corp. (The) (a)
386 38,565
Deutsche Bank AG (Registered)
(Germany) (2)(a) 5,361 206,608
Evercore, Inc., Class A (a)
484 164,681
Federated Hermes, Inc., Class B
(a)(b) 976 50,820
Goldman Sachs Group, Inc. (The)
(a)(b) 278 244,362
IGM Financial, Inc. (Canada) (a)
266 11,979
Invesco Ltd. (a)(b)
5,805 152,497
Investec plc (United Kingdom) (2)(a)
1,176 8,729
Janus Henderson Group plc (a)
1,272 60,509
Jefferies Financial Group, Inc. (a)(b)
6,082 376,901
Man Group plc (United Kingdom)
(2)(a) 3,064 9,410
MarketAxess Holdings, Inc. (a)(b)
823 149,169
Moody's Corp. (a)
41 20,945
Morgan Stanley (a)
1,280 227,238
MSCI, Inc., Class A (a)(b)
116 66,553
Nomura Holdings, Inc. (Japan) (2)(a)
54,600 454,844
Northern Trust Corp. (a)
126 17,210
Raymond James Financial, Inc. (a)
2,173 348,962

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.1% (continued)
Robinhood Markets, Inc., Class A
*(a)(b) 406 45,919
State Street Corp. (a)
692 89,275
Stifel Financial Corp. (a)
2,026 253,696
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 59 35,821
UBS Group AG (Registered)
(Switzerland) (2)(a) 2,510 115,898
Virtu Financial, Inc., Class A (a)(b)
1,943 64,741
3,591,378
Consumer Finance - 0 .5%
Ally Financial, Inc. (a)
277 12,545
Capital One Financial Corp. (a)
1,527 370,084
FirstCash Holdings, Inc. (a)
74 11,794
OneMain Holdings, Inc. (a)
2,200 148,610
543,033
Financial Services - 1 .4%
Corebridge Financial, Inc. (a)
14,219 428,987
Corpay, Inc. *(a)(b)
405 121,877
Essent Group Ltd. (a)
952 61,890
EXOR NV (Netherlands) (2)(a)
401 34,063
Fiserv, Inc. *(a)(b)
3,378 226,900
Mastercard, Inc., Class A (a)
68 38,820
MGIC Investment Corp. (a)
521 15,224
ORIX Corp. (Japan) (2)(a)
2,100 61,419
PayPal Holdings, Inc. (a)
206 12,026
Poste Italiane SpA (Italy) (2)(a)(c)
8,764 220,011
Sony Financial Group, Inc. (Japan) *
1,500 1,590
Tokyo Century Corp. (Japan) (2)(a)
300 3,890
UWM Holdings Corp., Class A (a)
3,938 17,248
Western Union Co. (The) (a)(b)
20,921 194,774
WEX, Inc. *(a)(b)
1,187 176,839
1,615,558
Insurance - 4 .0%
Aegon Ltd. (2)(a)
19,051 148,146
Aflac, Inc. (a)
478 52,709
Ageas SA/NV (Belgium) (2)(a)
517 36,221
AIA Group Ltd. (Hong Kong) (2)(a)
3,600 37,055
Allianz SE (Registered) (Germany)
(2)(a) 24 11,097
American International Group, Inc.
(a)(b) 2,237 191,375
Arch Capital Group Ltd. *(a)
1,049 100,620
Assurant, Inc. (a)
44 10,597
Assured Guaranty Ltd. (a)
504 45,294
Axis Capital Holdings Ltd. (a)
1,140 122,083
Brighthouse Financial, Inc. *(a)(b)
521 33,756
Chubb Ltd. (a)
698 217,860
CNA Financial Corp. (a)
1,220 58,243
CNO Financial Group, Inc. (a)
2,158 91,650
Dai-ichi Life Holdings, Inc. (Japan)
(2)(a) 7,900 65,653
Everest Group Ltd. (a)
557 189,018
F&G Annuities & Life, Inc.
35 1,080
INVESTMENTS SHARES VALUE ($)
Insurance - 4.0% (continued)
Fairfax Financial Holdings Ltd.
(Canada) (a) 9 17,153
Fidelity National Financial, Inc. (a)
588 32,099
First American Financial Corp. (a)
1,361 83,620
Globe Life, Inc. (a)
59 8,252
Hanover Insurance Group, Inc.
(The) (a) 689 125,928
iA Financial Corp., Inc. (Canada) (a)
573 74,239
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 100 3,007
Kemper Corp. (a)
823 33,364
Lincoln National Corp. (a)
4,605 205,061
Loews Corp. (a)(b)
325 34,226
Manulife Financial Corp. (Canada)
(a) 1,618 58,753
MetLife, Inc. (a)
3,390 267,607
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 7,900 185,468
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 215 141,489
NN Group NV (Netherlands) (2)(a)
825 63,644
Old Republic International Corp. (a)
2,527 115,332
Primerica, Inc. (a)
74 19,119
Principal Financial Group, Inc. (a)
1,936 170,775
Progressive Corp. (The) (a)
570 129,800
QBE Insurance Group Ltd.
(Australia) (2)(a) 3,681 48,734
Reinsurance Group of America, Inc.
(a) 231 46,999
RenaissanceRe Holdings Ltd.
1,095 307,870
SCOR SE (France) (2)(a)
1,145 38,544
Selective Insurance Group, Inc. (a)
1,059 88,607
Storebrand ASA (Norway) (2)(a)
645 11,024
T&D Holdings, Inc. (Japan) (2)(a)
3,300 76,174
Talanx AG (Germany) (2)(a)
96 12,753
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 1,600 59,146
Travelers Cos., Inc. (The) (a)
1,114 323,127
Unipol Assicurazioni SpA (Italy) (2)
(a) 5,388 129,267
W R Berkley Corp. (a)(b)
416 29,170
Zurich Insurance Group AG
(Switzerland) (2)(a) 323 244,415
4,597,223
Total Financials 18,196,420
Health Care - 9 .8%
Biotechnology - 2 .2%
Apellis Pharmaceuticals, Inc. *(a)(b)
1,354 34,013
Argenx SE (Netherlands) (2)*(a)
117 98,695
Biogen, Inc. *(a)(b)
378 66,524
BioMarin Pharmaceutical, Inc. *(a)
6,001 356,640
Cytokinetics, Inc. *(a)(b)
171 10,865
Exact Sciences Corp. *(a)
1,039 105,521
Exelixis, Inc. *(a)
5,641 247,245

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 2.2% (continued)
Genmab A/S (Denmark) (2)*(a)
163 50,527
Halozyme Therapeutics, Inc. *(a)(b)
1,570 105,661
Incyte Corp. *(a)(b)
1,190 117,536
Insmed, Inc. *(a)(b)
345 60,044
Natera, Inc. *(a)(b)
305 69,873
Neurocrine Biosciences, Inc. *(a)
142 20,140
Regeneron Pharmaceuticals, Inc. (a)
644 497,084
Roivant Sciences Ltd. *(a)(b)
2,347 50,930
Sarepta Therapeutics, Inc. *(a)(b)
9,495 204,332
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 281 10,084
Ultragenyx Pharmaceutical, Inc. *(a)
2,202 50,646
United Therapeutics Corp. *(a)
548 267,013
Zealand Pharma A/S (Denmark)
(2)*(a) 2,242 162,886
2,586,259
Health Care Equipment & Supplies - 1 .2%
Align Technology, Inc. *(a)
1,128 176,137
Asahi Intecc Co. Ltd. (Japan) (2)(a)
5,100 95,602
Becton Dickinson & Co. (a)(b)
236 45,800
Cooper Cos., Inc. (The) *(a)(b)
1,863 152,691
Dexcom, Inc. *(a)(b)
1,332 88,405
Edwards Lifesciences Corp. *(a)
197 16,794
Haemonetics Corp. *(a)
1,306 104,676
Hologic, Inc. *(a)
638 47,525
Hoya Corp. (Japan) (2)(a)
700 106,169
Insulet Corp. *(a)(b)
69 19,613
Lantheus Holdings, Inc. *(a)(b)
2,696 179,419
LivaNova plc *(a)
2,158 132,782
Solventum Corp. *(a)
1,443 114,343
STERIS plc (a)
321 81,380
Stryker Corp. (a)
135 47,448
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 12 4,937
1,413,721
Health Care Providers & Services - 1 .5%
Cencora, Inc. (a)
149 50,325
Centene Corp. *(a)
15,708 646,385
Chemed Corp. (a)(b)
46 19,682
Cigna Group (The) (a)
630 173,395
Encompass Health Corp. (a)
484 51,372
Fresenius Medical Care AG
(Germany) (2)(a) 1,462 69,833
HCA Healthcare, Inc. (a)
380 177,407
HealthEquity, Inc. *(a)(b)
298 27,300
McKesson Corp. (a)
151 123,864
Molina Healthcare, Inc. *(a)
217 37,658
Tenet Healthcare Corp. *(a)
1,252 248,797
Universal Health Services, Inc.,
Class B (a) 423 92,222
1,718,240
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0 .2%
Pro Medicus Ltd. (Australia) (2)(a)
738 108,385
Veeva Systems, Inc., Class A *(a)
267 59,603
167,988
Life Sciences Tools & Services - 1 .4%
Agilent Technologies, Inc. (a)
398 54,156
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 127 38,480
Bruker Corp. (a)(b)
3,248 153,013
Illumina, Inc. *(a)(b)
3,697 484,898
IQVIA Holdings, Inc. *(a)(b)
1,429 322,111
Medpace Holdings, Inc. *(a)(b)
772 433,594
Mettler-Toledo International, Inc. *(a)
30 41,826
Sotera Health Co. *(a)(b)
4,738 83,578
West Pharmaceutical Services, Inc.
(a) 73 20,085
1,631,741
Pharmaceuticals - 3 .3%
Astellas Pharma, Inc. (Japan) (2)(a)
14,200 188,995
Bayer AG (Registered) (Germany)
(2)(a) 3,214 139,410
Bristol-Myers Squibb Co. (a)
10,959 591,128
Eli Lilly & Co. (a)
213 228,907
GSK plc (2)(a)
4,431 108,636
Ipsen SA (France) (2)(a)
166 23,162
Jazz Pharmaceuticals plc *(a)(b)
1,395 237,150
Merck & Co., Inc. (a)
6,479 681,980
Novartis AG (Registered) (2)(a)
4,825 664,866
Organon & Co. (a)
34,784 249,401
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 1,400 79,183
Pfizer, Inc. (a)
6,444 160,456
Roche Holding AG (2)(a)
259 106,959
Royalty Pharma plc, Class A (a)(b)
4,211 162,713
Sanofi SA (2)(a)
236 22,834
Shionogi & Co. Ltd. (Japan) (2)(a)
3,900 70,589
UCB SA (Belgium) (2)(a)
297 82,752
Viatris, Inc. (a)
2,198 27,365
3,826,486
Total Health Care 11,344,435
Industrials - 16 .6%
Aerospace & Defense - 2 .6%
Airbus SE (France) (2)(a)
226 52,483
ATI, Inc. *(a)
1,486 170,533
Boeing Co. (The) *(a)(b)
527 114,422
Carpenter Technology Corp. (a)(b)
332 104,527
Curtiss-Wright Corp. (a)
227 125,138
Dassault Aviation SA (France) (2)(a)
199 63,801
GE Aerospace (a)
78 24,026
General Dynamics Corp. (a)
837 281,784
Huntington Ingalls Industries, Inc.
(a)(b) 253 86,038
Kongsberg Gruppen ASA (Norway)
(2)(a) 3,850 98,657

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 2.6% (continued)
Leonardo DRS, Inc. (a)
677 23,079
Leonardo SpA (Italy) (2)(a)
3,094 176,979
Lockheed Martin Corp. (a)
597 288,751
Rheinmetall AG (Germany) (2)(a)
136 248,118
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 12,045 186,285
RTX Corp. (a)
362 66,391
Saab AB, Class B (Sweden) (2)(a)
4,730 274,436
Safran SA (France) (2)(a)
338 117,731
Textron, Inc. (a)
3,096 269,878
Thales SA (France) (2)(a)
435 117,348
Woodward, Inc. (a)
226 68,324
2,958,729
Air Freight & Logistics - 0 .9%
CH Robinson Worldwide, Inc. (a)
98 15,755
FedEx Corp. (a)
904 261,129
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,600 184,062
United Parcel Service, Inc., Class
B (a) 6,201 615,076
1,076,022
Building Products - 0 .8%
Allegion plc (a)
372 59,230
Armstrong World Industries, Inc. (a)
245 46,819
Geberit AG (Registered)
(Switzerland) (2)(a) 37 28,735
Johnson Controls International plc
(a)(b) 2,041 244,410
Masco Corp. (a)(b)
647 41,059
Owens Corning (a)
2,315 259,072
Sanwa Holdings Corp. (Japan) (2)
(a) 3,100 80,718
Trane Technologies plc (a)
451 175,529
935,572
Commercial Services & Supplies - 0 .4%
Brambles Ltd. (Australia) (2)(a)
9,095 138,884
Brink's Co. (The) (a)
89 10,389
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 5,600 96,398
ISS A/S (Denmark) (2)(a)
3,300 112,430
Veralto Corp. (a)
868 86,609
444,710
Construction & Engineering - 1 .6%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 44,173
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 79,011
Bouygues SA (France) (2)(a)
582 30,255
Comfort Systems USA, Inc. (a)
359 335,051
Eiffage SA (France) (2)(a)
963 137,978
EMCOR Group, Inc. (a)
245 149,889
Everus Construction Group, Inc.
*(a)(b) 782 66,908
Fluor Corp. *(a)
2,502 99,154
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.6% (continued)
Kajima Corp. (Japan) (2)(a)
4,200 156,608
Kinden Corp. (Japan) (2)(a)
3,600 156,158
MasTec, Inc. *(a)
133 28,910
Obayashi Corp. (Japan) (2)(a)
9,300 194,630
Shimizu Corp. (Japan) (2)(a)
12,400 211,714
Stantec, Inc. (Canada) (a)
103 9,719
Taisei Corp. (Japan) (2)(a)
800 75,817
Valmont Industries, Inc. (a)(b)
149 59,946
Vinci SA (France) (2)(a)
161 22,650
Worley Ltd. (Australia) (2)(a)
638 5,328
1,863,899
Electrical Equipment - 1 .1%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 5,041 371,610
Acuity, Inc. (a)
201 72,368
Eaton Corp. plc (a)(b)
373 118,804
EnerSys (a)
411 60,314
Fuji Electric Co. Ltd. (Japan) (2)(a)
800 60,668
Fujikura Ltd. (Japan) (2)(a)
1,900 210,701
Mitsubishi Electric Corp. (Japan) (2)
(a) 2,400 69,977
Signify NV (2)(a)(c)
3,455 84,964
Vertiv Holdings Co., Class A (a)
1,018 164,926
Vestas Wind Systems A/S
(Denmark) (2)(a) 2,634 71,243
1,285,575
Ground Transportation - 0 .8%
Aurizon Holdings Ltd. (Australia) (2)
(a) 4,619 11,239
Canadian National Railway Co.
(Canada) (a) 921 91,090
Central Japan Railway Co. (Japan)
(2)(a) 4,700 130,190
JB Hunt Transport Services, Inc. (a)
1,726 335,431
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 867 45,327
Lyft, Inc., Class A *(a)(b)
5,958 115,406
Ryder System, Inc. (a)
204 39,044
Saia, Inc. *(a)(b)
309 100,895
TFI International, Inc. (Canada) (a)
171 17,675
886,297
Industrial Conglomerates - 0 .5%
3M Co. (a)
1,686 269,928
Hikari Tsushin, Inc. (Japan) (2)(a)
300 84,060
Hitachi Ltd. (Japan) (2)(a)
6,800 213,259
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,400 57,179
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 2,500 20,153
644,579

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3 .3%
Alfa Laval AB (Sweden) (2)(a)
794 39,812
Allison Transmission Holdings, Inc.
(a) 431 42,195
Caterpillar, Inc. (a)
733 419,914
CNH Industrial NV (a)(b)
3,858 35,571
Crane Co. (a)
506 93,322
Cummins, Inc. (a)
1,008 514,534
Daimler Truck Holding AG
(Germany) (2)(a) 2,320 100,485
Donaldson Co., Inc. (a)
762 67,559
Dover Corp. (a)
1,973 385,208
FANUC Corp. (Japan) (2)(a)
900 35,024
Fincantieri SpA (Italy) (2)*(a)
6,012 116,821
Gates Industrial Corp. plc *(a)
1,023 21,964
GEA Group AG (Germany) (2)(a)
997 67,379
IHI Corp. (Japan) (2)(a)
8,100 142,403
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 800 53,053
KION Group AG (Germany) (2)(a)
711 56,181
Komatsu Ltd. (Japan) (2)(a)
1,600 50,772
Konecranes OYJ (Finland) (2)(a)
225 24,639
Lincoln Electric Holdings, Inc. (a)
245 58,712
Mueller Industries, Inc. (a)(b)
2,200 252,560
Oshkosh Corp. (a)(b)
305 38,317
Otis Worldwide Corp. (a)(b)
962 84,031
PACCAR, Inc. (a)
670 73,372
Pentair plc (a)
637 66,337
Rotork plc (United Kingdom) (2)(a)
3,950 17,291
Sandvik AB (Sweden) (2)(a)
1,602 51,746
Schindler Holding AG (Switzerland)
(2)(a) 41 15,419
Snap-on, Inc. (a)(b)
216 74,434
Toro Co. (The) (a)
1,414 111,310
Volvo AB, Class B (Sweden) (2)(a)
1,615 51,397
Wartsila OYJ Abp (Finland) (2)(a)
7,329 259,480
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 78,204
Westinghouse Air Brake
Technologies Corp. (a) 802 171,187
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 48,700 131,563
3,802,196
Marine Transportation - 0 .3%
AP Moller - Maersk A/S, Class B (2)
(a) 140 321,237
Kirby Corp. *(a)(b)
315 34,707
355,944
Passenger Airlines - 1 .5%
Air France-KLM (France) (2)*(a)
1,601 21,637
Alaska Air Group, Inc. *(a)(b)
693 34,858
ANA Holdings, Inc. (Japan) (2)(a)
5,700 108,253
Delta Air Lines, Inc. (a)
1,815 125,961
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 38,434 377,573
easyJet plc (United Kingdom) (2)(a)
36,202 248,344
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 1.5% (continued)
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 21,643 120,171
Japan Airlines Co. Ltd. (Japan) (2)
(a) 7,500 139,093
Qantas Airways Ltd. (Australia) (2)
(a) 7,543 52,112
Southwest Airlines Co. (a)(b)
3,378 139,613
United Airlines Holdings, Inc. *(a)
2,830 316,451
1,684,066
Professional Services - 1 .6%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 4,009 115,459
ALS Ltd. (Australia) (2)(a)
504 7,383
Amentum Holdings, Inc. *(a)(b)
4,227 122,583
BayCurrent, Inc. (Japan) (2)(a)
300 12,439
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 2,395 202,042
CACI International, Inc., Class A *(a)
218 116,153
Computershare Ltd. (Australia) (2)
(a) 1,351 30,619
Concentrix Corp. (a)(b)
2,308 95,967
ExlService Holdings, Inc. *(a)(b)
326 13,835
FTI Consulting, Inc. *(a)
637 108,819
Genpact Ltd. (a)
2,964 138,656
Intertek Group plc (United Kingdom)
(2)(a) 1,254 77,769
Jacobs Solutions, Inc. (a)(b)
299 39,606
KBR, Inc. (a)
1,182 47,516
Leidos Holdings, Inc. (a)
693 125,017
ManpowerGroup, Inc. (a)
1,665 49,500
Parsons Corp. *(a)(b)
209 12,916
Paylocity Holding Corp. *(a)
490 74,725
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 3,000 168,575
RELX plc (United Kingdom) (2)(a)
276 11,119
Robert Half, Inc. (a)
1,816 49,323
Science Applications International
Corp. (a) 958 96,432
SS&C Technologies Holdings, Inc.
(a) 2,024 176,938
1,893,391
Trading Companies & Distributors - 1 .0%
AddTech AB, Class B (Sweden) (2)
(a) 341 12,010
Applied Industrial Technologies, Inc.
(a) 119 30,556
Ferguson Enterprises, Inc. (a)
386 85,935
Finning International, Inc. (Canada)
(a) 556 30,126
GATX Corp. (a)(b)
65 11,024
Marubeni Corp. (Japan) (2)(a)
3,200 89,120
Mitsui & Co. Ltd. (Japan) (2)(a)
4,400 130,668
Sojitz Corp. (Japan) (2)(a)
4,300 133,729
Sumitomo Corp. (Japan) (2)(a)
8,400 290,745
Toromont Industries Ltd. (Canada)
(a) 88 10,646

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.0% (continued)
Toyota Tsusho Corp. (Japan) (2)(a)
3,300 111,273
WESCO International, Inc. (a)(b)
429 104,951
WW Grainger, Inc. (a)
83 83,751
1,124,534
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
5,690 158,983
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 96 30,390
Qube Holdings Ltd. (Australia) (2)(a)
4,410 13,991
203,364
Total Industrials 19,158,878
Information Technology - 10 .0%
Communications Equipment - 0 .9%
Arista Networks, Inc. *(a)(b)
2,392 313,424
Ciena Corp. *(a)(b)
741 173,297
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 49,952 486,135
972,856
Electronic Equipment, Instruments & Components - 1 .5%
Arrow Electronics, Inc. *(a)(b)
289 31,842
Azbil Corp. (Japan) (2)(a)
6,100 55,475
Celestica, Inc. (Canada) *(a)
1,561 461,755
Coherent Corp. *(a)(b)
599 110,557
Corning, Inc. (a)
1,608 140,796
Fabrinet (Thailand) *(a)(b)
214 97,430
Flex Ltd. *(a)(b)
2,114 127,728
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 57,445
Hirose Electric Co. Ltd. (Japan) (2)
(a) 100 11,066
Kyocera Corp. (Japan) (2)(a)
800 11,215
Littelfuse, Inc. (a)(b)
111 28,074
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 5,600 115,741
TD SYNNEX Corp. (a)
1,152 173,065
TDK Corp. (Japan) (2)(a)
4,800 67,909
Trimble, Inc. *(a)(b)
428 33,534
Yokogawa Electric Corp. (Japan)
(2)(a) 3,500 112,247
Zebra Technologies Corp., Class A
*(a)(b) 321 77,945
1,713,824
IT Services - 1 .6%
Accenture plc, Class A (a)
596 159,907
Akamai Technologies, Inc. *(a)(b)
1,966 171,533
Amdocs Ltd. (a)
882 71,010
DXC Technology Co. *(a)(b)
2,808 41,137
Fujitsu Ltd. (Japan) (2)(a)
1,100 30,231
Gartner, Inc. *(a)
1,458 367,824
GoDaddy, Inc., Class A *(a)
2,395 297,172
Indra Sistemas SA (Spain) (2)(a)
894 50,820
International Business Machines
Corp. (a)(b) 678 200,830
INVESTMENTS SHARES VALUE ($)
IT Services - 1.6% (continued)
Kyndryl Holdings, Inc. *(a)(b)
2,498 66,347
MongoDB, Inc., Class A *(a)(b)
199 83,518
Okta, Inc., Class A *(a)(b)
270 23,347
Otsuka Corp. (Japan) (2)(a)
2,900 59,756
Twilio, Inc., Class A *(a)(b)
212 30,155
VeriSign, Inc. (a)
888 215,740
1,869,327
Semiconductors & Semiconductor Equipment - 2 .6%
Advantest Corp. (Japan) (2)(a)
2,200 278,185
ASM International NV (Netherlands)
(2)(a) 177 107,155
ASML Holding NV (Netherlands) (2)
(a) 156 168,093
Cirrus Logic, Inc. *(a)
133 15,761
Disco Corp. (Japan) (2)(a)
200 60,932
First Solar, Inc. *(a)(b)
492 128,525
GLOBALFOUNDRIES, Inc. *(a)
3,395 118,553
Intel Corp. *(a)(b)
5,763 212,655
KLA Corp. (a)
112 136,089
Lam Research Corp. (a)
1,256 215,002
Marvell Technology, Inc. (a)
4,579 389,123
Micron Technology, Inc. (a)
2,109 601,930
MKS, Inc. (a)
67 10,707
Onto Innovation, Inc. *(a)
1,532 241,842
QUALCOMM, Inc. (a)
1,266 216,549
Silicon Laboratories, Inc. *(a)(b)
284 37,119
Teradyne, Inc. (a)(b)
451 87,296
Universal Display Corp. (a)(b)
97 11,328
3,036,844
Software - 2 .4%
Adobe, Inc. *(a)
218 76,298
AppLovin Corp., Class A *(a)(b)
77 51,884
Atlassian Corp., Class A *(a)
2,596 420,915
Coffee Stain Group AB, Class B
(Sweden) *(a) 3,699 9,301
Confluent, Inc., Class A *(a)(b)
7,779 235,237
Elastic NV *(a)
661 49,866
Fair Isaac Corp. *(a)
55 92,984
Fortinet, Inc. *(a)
528 41,929
Guidewire Software, Inc. *(a)(b)
349 70,153
Manhattan Associates, Inc. *(a)
606 105,026
nCino, Inc. *(a)
2,090 53,588
Oracle Corp. Japan (Japan) (2)(a)
600 50,429
Palantir Technologies, Inc., Class A
*(a)(b) 679 120,692
Pegasystems, Inc. (a)
1,093 65,274
Qualys, Inc. *
112 14,885
RingCentral, Inc., Class A *(a)(b)
2,137 61,717
Salesforce, Inc. (a)
1,756 465,182
SentinelOne, Inc., Class A *(a)(b)
5,776 86,640
ServiceNow, Inc. *(a)(b)
965 147,828
Technology One Ltd. (Australia) (2)
(a) 306 5,675
Temenos AG (Registered)
(Switzerland) (2)(a) 445 44,256

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 2.4% (continued)
Teradata Corp. *(a)(b)
3,362 102,339
UiPath, Inc., Class A *(a)
1,824 29,895
Unity Software, Inc. *(a)(b)
3,350 147,970
Zoom Communications, Inc., Class
A *(a) 2,302 198,640
Zscaler, Inc. *(a)(b)
224 50,382
2,798,985
Technology Hardware, Storage & Peripherals - 1 .0%
Brother Industries Ltd. (Japan) (2)(a)
6,600 131,853
Canon, Inc. (Japan) (2)(a)
2,300 68,054
Dell Technologies, Inc., Class C (a)
1,058 133,181
Hewlett Packard Enterprise Co. (a)
13,919 334,334
Logitech International SA
(Registered) (Switzerland) (2)(a) 339 34,415
NetApp, Inc. (a)
528 56,543
Pure Storage, Inc., Class A *(a)(b)
363 24,325
Ricoh Co. Ltd. (Japan) (2)(a)
1,300 11,439
Sandisk Corp. *(a)
545 129,372
Seiko Epson Corp. (Japan) (2)(a)
6,900 87,452
Western Digital Corp. (a)(b)
722 124,379
1,135,347
Total Information Technology 11,527,183
Materials - 4 .9%
Chemicals - 0 .8%
Air Liquide SA (France) (2)(a)
144 27,065
Albemarle Corp. (a)(b)
1,059 149,785
Ashland, Inc. (a)(b)
847 49,693
CF Industries Holdings, Inc. (a)
868 67,131
Corteva, Inc. (a)
1,586 106,310
Dow, Inc. (a)(b)
464 10,848
Ecolab, Inc. (a)(b)
75 19,689
LANXESS AG (Germany) (2)(a)
928 19,016
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 2,400 14,049
Mitsui Chemicals, Inc. (Japan) (2)(a)
6,000 76,723
Mosaic Co. (The) (a)
921 22,187
NewMarket Corp. (a)
84 57,730
Nitto Denko Corp. (Japan) (2)(a)
1,500 35,714
Olin Corp. (a)(b)
5,029 104,754
Orica Ltd. (Australia) (2)(a)
2,229 36,001
RPM International, Inc. (a)
1,017 105,768
Scotts Miracle-Gro Co. (The) (a)
328 19,139
Toray Industries, Inc. (Japan) (2)(a)
4,300 28,035
Umicore SA (Belgium) (2)(a)
288 6,020
955,657
Construction Materials - 0 .5%
Buzzi SpA (2)(a)
757 45,761
Eagle Materials, Inc. (a)(b)
169 34,929
Heidelberg Materials AG (Germany)
(2)(a) 257 66,629
Holcim AG (2)(a)
3,132 304,901
INVESTMENTS SHARES VALUE ($)
Construction Materials - 0.5% (continued)
Vulcan Materials Co. (a)(b)
157 44,780
497,000
Containers & Packaging - 0 .9%
AptarGroup, Inc. (a)
715 87,202
Avery Dennison Corp. (a)(b)
340 61,839
Ball Corp. (a)
3,967 210,132
Crown Holdings, Inc. (a)(b)
2,758 283,991
Greif, Inc., Class A (a)(b)
370 25,049
Packaging Corp. of America (a)(b)
336 69,293
Smurfit WestRock plc (a)(b)
7,867 304,217
1,041,723
Metals & Mining - 2 .6%
Acerinox SA (2)(a)
4,312 63,827
Agnico Eagle Mines Ltd. (Canada)
(a) 514 87,165
Alamos Gold, Inc., Class A (Canada)
(a) 2,048 79,082
Alcoa Corp. (a)
5,223 277,550
ArcelorMittal SA (Luxembourg) (2)
1,737 79,762
Aurubis AG (Germany) (2)(a)
121 17,515
Barrick Mining Corp. (Canada) (a)
3,428 149,328
BHP Group Ltd. (Australia) (2)(a)
2,372 71,585
Boliden AB (Sweden) (2)*(a)
950 52,626
Endeavour Mining plc (Ivory Coast)
(2)(a) 1,111 58,047
Evolution Mining Ltd. (Australia) (2)
(a) 23,297 194,967
Freeport-McMoRan, Inc. (a)
4,026 204,481
Glencore plc (Australia) (2)(a)
6,494 35,500
IGO Ltd. (Australia) (2)*(a)
9,410 51,283
JFE Holdings, Inc. (Japan) (2)(a)
3,600 45,896
Kinross Gold Corp. (Canada) (a)
3,181 89,598
Kobe Steel Ltd. (Japan) (2)(a)
4,500 59,462
Liontown Ltd. (Australia) (2)*(a)
28,148 29,476
Lundin Gold, Inc. (Canada) (a)
347 28,826
Mineral Resources Ltd. (Australia)
(2)*(a) 2,923 105,514
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 1,500 169,180
Newmont Corp. (a)
2,116 211,283
Norsk Hydro ASA (Norway) (2)(a)
4,998 38,580
Northern Star Resources Ltd.
(Australia) (2)(a) 10,561 185,849
Pan American Silver Corp. (Canada)
(a) 2,016 104,520
PLS Group Ltd. (Australia) (2)*(a)
49,473 138,590
South32 Ltd. (Australia) (2)(a)
62,352 147,594
SSAB AB, Class B (Sweden) (2)(a)
4,376 32,765
Sumitomo Metal Mining Co. Ltd.
(Japan) (2)(a) 1,600 64,070
thyssenkrupp AG (Germany) (2)(a)
7,631 82,038
Wheaton Precious Metals Corp.
(Brazil) 241 28,332
2,984,291

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)
1,011 81,649
Oji Holdings Corp. (Japan) (2)(a)
7,800 42,824
124,473
Total Materials 5,603,144
Real Estate - 2 .2%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 401 25,808
Health Care REITs - 0 .4%
Alexandria Real Estate Equities,
Inc., REIT (a) 3,235 158,321
Medical Properties Trust, Inc., REIT
(a) 9,207 46,035
Omega Healthcare Investors, Inc.,
REIT (a) 2,543 112,756
Sabra Health Care REIT, Inc., REIT
(a)(b) 1,852 35,077
Ventas, Inc., REIT (a)
1,713 132,552
484,741
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 8,474 88,638
Industrial REITs - 0 .2%
Lineage, Inc., REIT (a)
6,740 235,900
STAG Industrial, Inc., REIT (a)
765 28,122
264,022
Office REITs - 0 .2%
COPT Defense Properties, REIT (a)
1,143 31,775
Kilroy Realty Corp., REIT (a)
975 36,436
Vornado Realty Trust, REIT (a)(b)
4,107 136,681
204,892
Real Estate Management & Development - 0 .2%
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 9,000 45,512
Jones Lang LaSalle, Inc. *(a)
607 204,237
Sun Hung Kai Properties Ltd. (Hong
Kong) (2)(a) 1,000 12,177
261,926
Residential REITs - 0 .2%
American Homes 4 Rent, Class A,
REIT (a) 2,292 73,573
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 1,363 82,612
Sun Communities, Inc., REIT (a)
323 40,023
196,208
Retail REITs - 0 .2%
NNN REIT, Inc., REIT (a)
1,322 52,391
Simon Property Group, Inc., REIT
(a)(b) 522 96,627
149,018
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0 .7%
American Tower Corp., REIT (a)
1,311 230,172
CubeSmart, REIT (a)
799 28,804
EPR Properties, REIT (a)
2,304 114,970
Equinix, Inc., REIT (a)(b)
141 108,028
Lamar Advertising Co., Class A,
REIT (a)(b) 1,086 137,466
Millrose Properties, Inc., Class A,
REIT (a) 1,093 32,648
Public Storage, REIT (a)(b)
574 148,953
SBA Communications Corp., REIT
(a)(b) 55 10,639
811,680
Total Real Estate 2,486,933
Utilities - 3 .7%
Electric Utilities - 2 .4%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 7,700 118,630
Duke Energy Corp. (a)(b)
1,753 205,469
Edison International (a)
7,308 438,626
Emera, Inc. (Canada) (a)
289 14,242
Endesa SA (Spain) (a)
945 34,017
Enel SpA (Italy) (2)(a)
27,874 289,815
Evergy, Inc. (a)(b)
2,734 198,188
Eversource Energy (a)(b)
1,644 110,690
Fortum OYJ (Finland) (2)(a)
3,247 68,953
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 16,400 257,557
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 9,700 104,066
NextEra Energy, Inc. (a)(b)
1,422 114,158
OGE Energy Corp. (a)
2,697 115,162
PG&E Corp. (a)
27,967 449,430
Portland General Electric Co. (a)
4,669 224,065
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 2,600 10,933
2,754,001
Gas Utilities - 0 .6%
AltaGas Ltd. (Canada) (a)
563 17,166
Atmos Energy Corp. (a)(b)
292 48,948
Enagas SA (Spain) (2)(a)
5,369 82,972
Italgas SpA (Italy) (2)(a)
12,399 138,293
National Fuel Gas Co. (a)
391 31,304
New Jersey Resources Corp. (a)(b)
1,440 66,413
ONE Gas, Inc. (a)(b)
630 48,668
Osaka Gas Co. Ltd. (Japan) (2)(a)
400 13,899
Snam SpA (Italy) (2)(a)
3,677 24,433
Spire, Inc. (a)(b)
809 66,904
Tokyo Gas Co. Ltd. (Japan) (2)(a)
2,500 99,111
UGI Corp. (a)(b)
1,451 54,311
692,422

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
4,582 65,706
Brookfield Renewable Corp.
(Canada) (a) 212 8,132
Orsted A/S (Denmark) (2)*(a)(c)
913 17,429
RWE AG (Germany) (2)(a)
432 22,890
114,157
Multi-Utilities - 0 .6%
AGL Energy Ltd. (Australia) (2)(a)
1,661 10,293
Centrica plc (United Kingdom) (2)(a)
25,613 58,399
CMS Energy Corp. (a)(b)
1,199 83,846
DTE Energy Co. (a)
1,279 164,965
E.ON SE (Germany) (2)(a)
3,032 57,411
Hera SpA (Italy) (2)(a)
2,101 9,907
NiSource, Inc. (a)(b)
2,469 103,105
Veolia Environnement SA (France)
(2)(a) 638 22,201
WEC Energy Group, Inc. (a)
1,588 167,471
677,598
Total Utilities 4,238,178
TOTAL COMMON STOCKS
(Cost $79,240,292) 94,256,357
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0 .1%
Automobiles - 0 .1%
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $143,956) 1,144 139,612
SHORT-TERM INVESTMENTS - 77.8%
INVESTMENT COMPANIES - 64 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.55% (d)(e) 825,751 825,751
Limited Purpose Cash Investment
Fund, 3.78% (d) 73,933,354 73,933,354
TOTAL INVESTMENT COMPANIES
(Cost $74,756,010) 74,759,105
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 13 .0%
U.S. Treasury Bills
4.21%, 1/15/2026 (2)(f) $ 1,888,000 1,885,587
4.20%, 1/22/2026 (2)(f) 2,170,000 2,165,716
4.21%, 1/29/2026 (2)(f) 1,177,000 1,173,892
3.78%, 3/26/2026 (2)(f) 3,292,000 3,265,304
3.76%, 5/14/2026 (2)(f) 197,000 194,475
3.78%, 5/21/2026 (2)(f) 2,774,000 2,736,478
3.55%, 6/25/2026 (2)(f) 1,304,000 1,282,021
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 13.0% (continued)
3.56%, 7/2/2026 (2)(f) $ 2,335,000 2,293,850
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,990,643) 14,997,323
TOTAL SHORT-TERM INVESTMENTS
(Cost $89,746,653) 89,756,428
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 12,321,900
Expiration Date: 6/18/2026 (2) 18 283,764
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.230%
Expiration Date: 6/17/2026 (2) $ 14,643,273 60,545
TOTAL PURCHASED OPTIONS
(Cost $385,765) 344,309
TOTAL LONG POSITIONS
(Cost $169,516,666) 184,496,706
SHARES
SHORT POSITIONS - (90.6)%
COMMON STOCKS - (90.4)%
Communication Services - ( 4 .3 ) %
Diversified Consumer Services - ( 0 .0 ) % †
Liberty Live Holdings, Inc., Class C (297) (24,698)
Diversified Telecommunication Services - ( 1 .2 ) %
BCE, Inc. (Canada)
(4,071) (97,107)
Cellnex Telecom SA (Spain) (2)(c)
(6,163) (198,459)
Deutsche Telekom AG (Registered)
(Germany) (2) (3,593) (116,956)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (13,359) (123,627)
Iridium Communications, Inc.
(3,161) (54,938)
Koninklijke KPN NV (Netherlands)
(2) (4,985) (23,293)
Swisscom AG (Registered)
(Switzerland) (2) (690) (501,187)
Telefonica SA (Spain) (2)
(5,500) (22,577)
Telstra Group Ltd. (Australia) (2)
(79,676) (258,514)
(1,396,658)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Entertainment - ( 1 .7 ) %
Bollore SE (France) (2)
(6,202) (34,855)
Capcom Co. Ltd. (Japan) (2)
(4,100) (95,239)
CTS Eventim AG & Co. KGaA
(Germany) (2) (1,746) (159,833)
Konami Group Corp. (Japan) (2)
(700) (95,065)
Liberty Media Corp-Liberty Formula
One, Class A (423) (37,808)
Live Nation Entertainment, Inc.
(1,837) (261,773)
Madison Square Garden Sports
Corp., Class A (795) (205,627)
Netflix, Inc.
(1,805) (169,237)
Nexon Co. Ltd. (Japan) (2)
(4,300) (105,034)
Nintendo Co. Ltd. (Japan) (2)
(8,200) (553,619)
Toho Co. Ltd. (Japan)
(2,800) (142,646)
Walt Disney Co. (The)
(546) (62,118)
(1,922,854)
Interactive Media & Services - ( 0 .6 ) %
Auto Trader Group plc (United
Kingdom) (2)(c) (7,182) (56,661)
CAR Group Ltd. (Australia) (2)
(1,500) (30,722)
IAC, Inc.
(593) (23,186)
Match Group, Inc.
(5,090) (164,356)
Pinterest, Inc., Class A
(7,920) (205,049)
REA Group Ltd. (Australia) (2)
(742) (90,454)
ZoomInfo Technologies, Inc., Class
A (10,083) (102,544)
(672,972)
Media - ( 0 .4 ) %
Dentsu Group, Inc. (Japan) (2)
(4,300) (91,260)
Fox Corp., Class A
(1,962) (143,363)
Informa plc (United Kingdom) (2)
(8,914) (105,767)
News Corp., Class A
(1,003) (26,198)
Nexstar Media Group, Inc., Class A
(214) (43,453)
Sirius XM Holdings, Inc.
(1,900) (37,990)
WPP plc (United Kingdom) (2)
(9,180) (41,239)
(489,270)
Wireless Telecommunication Services - ( 0 .4 ) %
Rogers Communications, Inc., Class
B (Canada) (9,500) (358,599)
SoftBank Corp. (Japan) (2)
(62,600) (85,947)
T-Mobile US, Inc.
(337) (68,425)
(512,971)
Total Communication Services (5,019,423)
Consumer Discretionary - ( 10 .0 ) %
Automobile Components - ( 0 .4 ) %
Aptiv plc
(1,021) (77,688)
Bridgestone Corp. (Japan) (2)
(5,000) (112,497)
Cie Generale des Etablissements
Michelin SCA (France) (2) (2,300) (76,236)
Denso Corp. (Japan) (2)
(3,300) (45,580)
Gentex Corp.
(4,407) (102,551)
INVESTMENTS SHARES VALUE ($)
Automobile Components - (0.4)% (continued)
QuantumScape Corp.
(3,796) (39,554)
(454,106)
Automobiles - ( 1 .6 ) %
Ferrari NV (Italy) (2)
(1,610) (598,299)
Harley-Davidson, Inc.
(3,799) (77,841)
Isuzu Motors Ltd. (Japan) (2)
(7,800) (121,736)
Nissan Motor Co. Ltd. (Japan) (2)
(65,500) (162,763)
Stellantis NV (2)
(4,256) (46,606)
Suzuki Motor Corp. (Japan) (2)
(1,000) (14,955)
Tesla, Inc.
(811) (364,723)
Thor Industries, Inc.
(1,577) (161,911)
Toyota Motor Corp. (Japan) (2)
(3,100) (66,579)
Yamaha Motor Co. Ltd. (Japan) (2)
(34,200) (253,637)
(1,869,050)
Broadline Retail - ( 1 .0 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (294) (37,258)
Dollarama, Inc. (Canada)
(424) (63,371)
eBay, Inc.
(1,691) (147,286)
MercadoLibre, Inc. (Brazil)
(148) (298,110)
Ollie's Bargain Outlet Holdings, Inc.
(251) (27,512)
Pan Pacific International Holdings
Corp. (Japan) (2) (5,000) (29,785)
Sea Ltd., ADR (Singapore)
(1,547) (197,351)
Wesfarmers Ltd. (Australia) (2)
(6,413) (345,488)
(1,146,161)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2)
(441) (79,434)
Pool Corp.
(255) (58,331)
(137,765)
Diversified Consumer Services - ( 0 .1 ) %
Bright Horizons Family Solutions,
Inc. (829) (84,061)
H&R Block, Inc.
(349) (15,209)
(99,270)
Hotels, Restaurants & Leisure - ( 3 .2 ) %
Accor SA (France) (2)
(2,717) (153,175)
Amadeus IT Group SA (Spain) (2)
(313) (23,165)
Caesars Entertainment, Inc.
(1,107) (25,893)
Choice Hotels International, Inc.
(518) (49,345)
Churchill Downs, Inc.
(548) (62,351)
Compass Group plc (United
Kingdom) (2) (11,182) (354,302)
Darden Restaurants, Inc.
(344) (63,303)
Delivery Hero SE (South Korea) (2)
(c) (678) (17,872)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (1,578) (22,066)
DoorDash, Inc., Class A
(1,229) (278,344)
Dutch Bros, Inc., Class A
(375) (22,957)
Evolution AB (Sweden) (2)(c)
(822) (55,815)
FDJ UNITED (France) (2)
(1,764) (48,829)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (3.2)% (continued)
Flutter Entertainment plc (United
Kingdom) (172) (36,987)
Hilton Grand Vacations, Inc.
(1,213) (54,282)
Hyatt Hotels Corp., Class A
(483) (77,434)
Marriott International, Inc., Class A
(1,244) (385,939)
Marriott Vacations Worldwide Corp.
(570) (32,883)
Oriental Land Co. Ltd. (Japan) (2)
(23,100) (427,350)
Planet Fitness, Inc., Class A
(648) (70,288)
Royal Caribbean Cruises Ltd.
(655) (182,693)
Sodexo SA (France) (2)
(950) (48,674)
Starbucks Corp.
(2,094) (176,336)
Vail Resorts, Inc.
(80) (10,624)
Wendy's Co. (The)
(1,893) (15,769)
Whitbread plc (United Kingdom) (2)
(2,415) (82,775)
Wingstop, Inc.
(688) (164,081)
Wyndham Hotels & Resorts, Inc.
(1,574) (118,931)
Yum! Brands, Inc.
(3,981) (602,246)
(3,664,709)
Household Durables - ( 0 .7 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (53,452)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (23,421)
DR Horton, Inc.
(1,113) (160,305)
Iida Group Holdings Co. Ltd. (Japan)
(2) (700) (11,250)
Lennar Corp., Class A
(519) (53,353)
Newell Brands, Inc.
(5,587) (20,784)
NVR, Inc.
(14) (102,099)
PulteGroup, Inc.
(934) (109,521)
Sekisui House Ltd. (Japan) (2)
(1,400) (31,239)
Somnigroup International, Inc.
(116) (10,356)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (4,000) (40,717)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (30,446)
TopBuild Corp.
(331) (138,090)
(785,033)
Leisure Products - ( 0 .3 ) %
BRP, Inc.
(846) (59,819)
Shimano, Inc. (Japan) (2)
(2,800) (292,799)
Yamaha Corp. (Japan) (2)
(3,400) (23,712)
(376,330)
Specialty Retail - ( 1 .6 ) %
ABC-Mart, Inc. (Japan) (2)
(1,200) (20,335)
Auto1 Group SE (Germany) (2)(c)
(99) (3,139)
Chewy, Inc., Class A
(679) (22,441)
Dick's Sporting Goods, Inc.
(124) (24,548)
Fast Retailing Co. Ltd. (Japan) (2)
(200) (72,518)
Five Below, Inc.
(1,422) (267,848)
Floor & Decor Holdings, Inc., Class
A (1,171) (71,302)
Home Depot, Inc. (The)
(500) (172,050)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - (1.6)% (continued)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (40,695)
Lithia Motors, Inc., Class A
(78) (25,922)
Lowe's Cos., Inc.
(245) (59,084)
Nitori Holdings Co. Ltd. (Japan) (2)
(3,500) (61,090)
O'Reilly Automotive, Inc.
(2,144) (195,554)
RH
(342) (61,269)
Sanrio Co. Ltd. (Japan) (2)
(6,200) (193,999)
Tractor Supply Co.
(2,900) (145,029)
Valvoline, Inc.
(3,898) (113,276)
Williams-Sonoma, Inc.
(516) (92,152)
Zalando SE (Germany) (2)(c)
(1,347) (39,746)
ZOZO, Inc. (Japan) (2)
(20,100) (165,761)
(1,847,758)
Textiles, Apparel & Luxury Goods - ( 1 .0 ) %
Asics Corp. (Japan) (2)
(8,700) (208,856)
Brunello Cucinelli SpA (Italy) (2)
(1,520) (174,341)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (587) (126,587)
Columbia Sportswear Co.
(1,148) (63,243)
Crocs, Inc.
(329) (28,136)
Gildan Activewear, Inc. (Canada)
(2,138) (133,634)
Hermes International SCA (France)
(2) (60) (148,971)
Lululemon Athletica, Inc.
(120) (24,937)
NIKE, Inc., Class B
(2,609) (166,220)
Swatch Group AG (The)
(Switzerland) (2) (543) (114,169)
(1,189,094)
Total Consumer Discretionary (11,569,276)
Consumer Staples - ( 6 .8 ) %
Beverages - ( 1 .3 ) %
Brown-Forman Corp., Class B
(3,777) (98,429)
Celsius Holdings, Inc.
(1,315) (60,148)
Coca-Cola Co. (The)
(3,983) (278,451)
Coca-Cola HBC AG (Italy) (2)
(1,402) (72,530)
Constellation Brands, Inc., Class A
(283) (39,043)
Davide Campari-Milano NV (Italy)
(2) (11,382) (73,531)
Diageo plc (United Kingdom) (2)
(19,812) (426,907)
Heineken NV (Netherlands) (2)
(665) (54,867)
Keurig Dr Pepper, Inc.
(2,404) (67,336)
Pernod Ricard SA (France) (2)
(3,793) (324,781)
Remy Cointreau SA (France) (2)
(447) (19,149)
Royal Unibrew A/S (Denmark) (2)
(155) (13,987)
Treasury Wine Estates Ltd.
(Australia) (2) (6,124) (21,369)
(1,550,528)
Consumer Staples Distribution & Retail - ( 1 .6 ) %
Aeon Co. Ltd. (Japan) (2)
(15,700) (248,015)
Alimentation Couche-Tard, Inc.
(Canada) (812) (44,346)
Casey's General Stores, Inc.
(350) (193,449)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - (1.6)% (continued)
Coles Group Ltd. (Australia) (2)
(15,717) (224,647)
Costco Wholesale Corp.
(264) (227,658)
Endeavour Group Ltd. (Australia) (2)
(18,602) (45,354)
Jeronimo Martins SGPS SA
(Portugal) (2) (2,330) (55,446)
Kesko OYJ, Class B (Finland) (2)
(343) (7,740)
Kobe Bussan Co. Ltd. (Japan) (2)
(4,800) (115,539)
Loblaw Cos. Ltd. (Canada)
(7,792) (352,259)
MatsukiyoCocokara & Co. (Japan)
(3,600) (62,329)
Performance Food Group Co.
(519) (46,668)
Sysco Corp.
(1,672) (123,210)
Woolworths Group Ltd. (Australia)
(2) (5,882) (115,081)
(1,861,741)
Food Products - ( 2 .6 ) %
AAK AB (Sweden) (2)
(1,875) (53,471)
Ajinomoto Co., Inc. (Japan) (2)
(9,900) (209,286)
Archer-Daniels-Midland Co.
(676) (38,863)
Associated British Foods plc (United
Kingdom) (2) (4,192) (119,737)
Barry Callebaut AG (Registered)
(Switzerland) (2) (30) (49,047)
Campbell's Co. (The)
(3,319) (92,501)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (8) (116,895)
Conagra Brands, Inc.
(2,119) (36,680)
General Mills, Inc.
(1,503) (69,890)
Hershey Co. (The)
(908) (165,238)
Hormel Foods Corp.
(5,331) (126,345)
J M Smucker Co. (The)
(1,539) (150,530)
Kikkoman Corp. (Japan) (2)
(13,100) (118,956)
Kraft Heinz Co. (The)
(6,112) (148,216)
Lamb Weston Holdings, Inc.
(625) (26,181)
Lotus Bakeries NV (Belgium) (2)
(9) (82,842)
McCormick & Co., Inc. (Non-Voting)
(4,503) (306,699)
MEIJI Holdings Co. Ltd. (Japan) (2)
(2,100) (46,673)
Mondelez International, Inc., Class A
(11,959) (643,753)
Nestle SA (Registered) (2)
(198) (19,653)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (8,200) (152,423)
Salmar ASA (Norway) (2)
(654) (39,971)
Tate & Lyle plc (United Kingdom) (2)
(5,583) (28,147)
Yakult Honsha Co. Ltd. (Japan) (2)
(7,000) (109,407)
(2,951,404)
Household Products - ( 0 .9 ) %
Church & Dwight Co., Inc.
(2,852) (239,140)
Clorox Co. (The)
(257) (25,913)
Colgate-Palmolive Co.
(519) (41,011)
Kimberly-Clark Corp.
(1,669) (168,386)
Procter & Gamble Co. (The)
(1,338) (191,749)
Reckitt Benckiser Group plc (United
Kingdom) (2) (915) (74,041)
Reynolds Consumer Products, Inc.
(2,339) (53,610)
INVESTMENTS SHARES VALUE ($)
Household Products - (0.9)% (continued)
Unicharm Corp. (Japan)
(34,000) (194,267)
(988,117)
Personal Care Products - ( 0 .4 ) %
Beiersdorf AG (Germany) (2)
(113) (12,410)
Coty, Inc., Class A
(8,076) (24,874)
elf Beauty, Inc.
(382) (29,047)
Estee Lauder Cos., Inc. (The), Class
A (303) (31,730)
L'Oreal SA (France) (2)
(418) (179,454)
Shiseido Co. Ltd. (Japan) (2)
(4,400) (64,033)
Unilever plc (United Kingdom) (2)
(1,448) (94,608)
(436,156)
Total Consumer Staples (7,787,946)
Energy - ( 4 .1 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(5,585) (254,341)
Valaris Ltd.
(1,047) (52,769)
Weatherford International plc
(210) (16,434)
(323,544)
Oil, Gas & Consumable Fuels - ( 3 .8 ) %
Ampol Ltd. (Australia) (2)
(5,207) (110,667)
APA Corp.
(1,525) (37,301)
Chevron Corp.
(3,075) (468,661)
Chord Energy Corp.
(295) (27,346)
Coterra Energy, Inc.
(3,281) (86,356)
Diamondback Energy, Inc.
(2,170) (326,216)
DT Midstream, Inc.
(4,150) (496,672)
EOG Resources, Inc.
(2,713) (284,892)
Expand Energy Corp.
(2,107) (232,529)
Galp Energia SGPS SA (Portugal)
(2) (2,444) (42,087)
Imperial Oil Ltd. (Canada)
(842) (72,744)
Keyera Corp. (Canada)
(4,095) (131,274)
Matador Resources Co.
(855) (36,286)
Neste OYJ (Finland) (2)
(2,043) (46,219)
New Hope Corp. Ltd. (Australia) (2)
(11,113) (29,813)
Occidental Petroleum Corp.
(1,493) (61,392)
ONEOK, Inc.
(3,770) (277,095)
Pembina Pipeline Corp. (Canada)
(4,906) (186,904)
Permian Resources Corp., Class A
(7,154) (100,371)
Range Resources Corp.
(978) (34,484)
Santos Ltd. (Australia) (2)
(38,580) (158,455)
Targa Resources Corp.
(59) (10,885)
TC Energy Corp. (Canada)
(947) (52,147)
Texas Pacific Land Corp.
(1,041) (298,996)
Tourmaline Oil Corp. (Canada)
(2,055) (92,183)
Valero Energy Corp.
(401) (65,279)
Whitecap Resources, Inc. (Canada)
(11,602) (97,208)
Williams Cos., Inc. (The)
(3,815) (229,320)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (3.8)% (continued)
Woodside Energy Group Ltd.
(Australia) (2) (16,598) (258,806)
(4,352,588)
Total Energy (4,676,132)
Financials - ( 11 .0 ) %
Banks - ( 2 .8 ) %
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (4,034) (94,626)
Bank of Montreal (Canada)
(1,755) (227,918)
Bank OZK
(2,831) (130,283)
Bankinter SA (Spain) (2)
(1,029) (17,056)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (104) (13,148)
BPER Banca SpA (Italy) (2)
(4,010) (54,185)
CaixaBank SA (Spain) (2)
(988) (12,079)
Chiba Bank Ltd. (The) (Japan) (2)
(15,700) (175,217)
Commonwealth Bank of Australia
(Australia) (2) (2,949) (314,774)
Cullen/Frost Bankers, Inc.
(464) (58,756)
DNB Bank ASA (Norway) (2)
(1,944) (54,161)
East West Bancorp, Inc.
(833) (93,621)
First Citizens BancShares, Inc.,
Class A (46) (98,724)
First Financial Bankshares, Inc.
(1,123) (33,544)
First Hawaiian, Inc.
(1,230) (31,119)
First Horizon Corp.
(2,353) (56,237)
FNB Corp.
(4,048) (69,221)
Glacier Bancorp, Inc.
(937) (41,275)
Hancock Whitney Corp.
(2,274) (144,808)
Home BancShares, Inc.
(1,514) (42,059)
Huntington Bancshares, Inc.
(5,608) (97,299)
International Bancshares Corp.
(446) (29,632)
JPMorgan Chase & Co.
(171) (55,100)
M&T Bank Corp.
(554) (111,620)
National Australia Bank Ltd.
(Australia) (2) (6,898) (193,949)
Old National Bancorp
(4,197) (93,635)
Rakuten Bank Ltd. (Japan) (2)
(2,600) (114,787)
Regions Financial Corp.
(7,095) (192,275)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (3,780) (79,696)
SOUTHSTATE BANK Corp.
(564) (53,078)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (7,951) (115,191)
UMB Financial Corp.
(405) (46,591)
United Bankshares, Inc.
(1,894) (72,730)
Valley National Bancorp
(10,162) (118,692)
Western Alliance Bancorp
(347) (29,172)
Wintrust Financial Corp.
(351) (49,077)
(3,215,335)
Capital Markets - ( 2 .4 ) %
Blue Owl Capital, Inc., Class A
(5,610) (83,813)
CME Group, Inc.
(636) (173,679)
Coinbase Global, Inc., Class A
(420) (94,979)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.4)% (continued)
CVC Capital Partners plc
(Luxembourg) (2)(c) (921) (15,425)
Daiwa Securities Group, Inc.
(Japan) (2) (7,800) (68,358)
FactSet Research Systems, Inc.
(358) (103,888)
Franklin Resources, Inc.
(2,274) (54,326)
Freedom Holding Corp.
(Kazakhstan) (81) (9,856)
Hamilton Lane, Inc., Class A
(1,279) (171,783)
Intercontinental Exchange, Inc.
(1,069) (173,135)
Julius Baer Group Ltd. (Switzerland)
(2) (139) (10,860)
KKR & Co., Inc.
(662) (84,392)
LPL Financial Holdings, Inc.
(625) (223,231)
Macquarie Group Ltd. (Australia) (2)
(552) (74,592)
Morningstar, Inc.
(94) (20,427)
Nasdaq, Inc.
(2,125) (206,401)
Nordnet AB publ (Sweden) (2)
(543) (15,839)
Onex Corp. (Canada)
(143) (11,769)
Partners Group Holding AG
(Switzerland) (2) (381) (467,480)
S&P Global, Inc.
(610) (318,780)
SEI Investments Co.
(1,461) (119,831)
T. Rowe Price Group, Inc.
(1,187) (121,525)
TMX Group Ltd. (Canada)
(853) (32,459)
TPG, Inc.
(1,761) (112,422)
(2,769,250)
Consumer Finance - ( 0 .6 ) %
American Express Co.
(588) (217,531)
Credit Acceptance Corp.
(23) (10,200)
SLM Corp.
(2,673) (72,331)
SoFi Technologies, Inc.
(12,184) (318,977)
Synchrony Financial
(1,353) (112,881)
(731,920)
Financial Services - ( 1 .5 ) %
Adyen NV (Netherlands) (2)(c)
(117) (188,671)
Affirm Holdings, Inc., Class A
(1,054) (78,449)
Apollo Global Management, Inc.
(535) (77,447)
Block, Inc., Class A
(375) (24,409)
Edenred SE (France) (2)
(2,699) (59,664)
Euronet Worldwide, Inc.
(182) (13,852)
Fidelity National Information
Services, Inc. (186) (12,361)
Investor AB, Class B (Sweden) (2)
(2,437) (86,844)
Jack Henry & Associates, Inc.
(922) (168,246)
Mitsubishi HC Capital, Inc. (Japan)
(2) (2,400) (20,077)
Rocket Cos., Inc., Class A
(7,333) (141,967)
Shift4 Payments, Inc., Class A
(2,917) (183,683)
Toast, Inc., Class A
(2,780) (98,718)
Visa, Inc., Class A
(1,133) (397,354)
Voya Financial, Inc.
(1,140) (84,919)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (3,324) (82,247)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - (1.5)% (continued)
Wise plc, Class A (United Kingdom)
(2) (2,212) (26,500)
(1,745,408)
Insurance - ( 3 .7 ) %
Admiral Group plc (United Kingdom)
(2) (1,830) (78,284)
American Financial Group, Inc.
(145) (19,819)
Aon plc, Class A
(350) (123,508)
Arthur J Gallagher & Co.
(1,507) (389,997)
ASR Nederland NV (Netherlands)
(2) (2,043) (145,361)
AXA SA (France) (2)
(1,840) (88,285)
Brown & Brown, Inc.
(1,292) (102,972)
Erie Indemnity Co., Class A
(240) (68,796)
Generali (Italy) (2)
(4,987) (208,399)
Gjensidige Forsikring ASA (Norway)
(2) (644) (19,248)
Hannover Rueck SE (Germany) (2)
(86) (26,762)
Helvetia Baloise Holding AG
(Switzerland) (2) (973) (255,912)
Intact Financial Corp. (Canada)
(258) (53,709)
Japan Post Holdings Co. Ltd.
(Japan) (2) (20,100) (212,083)
Kinsale Capital Group, Inc.
(591) (231,152)
Markel Group, Inc.
(31) (66,639)
Marsh & McLennan Cos., Inc.
(2,063) (382,728)
Medibank Pvt Ltd. (Australia) (2)
(22,258) (71,033)
Prudential Financial, Inc.
(1,058) (119,427)
Prudential plc (Hong Kong) (2)
(4,018) (61,809)
RLI Corp.
(829) (53,040)
Ryan Specialty Holdings, Inc., Class
A (2,753) (142,137)
Sampo OYJ, Class A (Finland) (2)
(4,362) (52,775)
Sompo Holdings, Inc. (Japan) (2)
(5,000) (169,711)
Suncorp Group Ltd. (Australia) (2)
(4,446) (52,192)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (102) (117,488)
Swiss Re AG (2)
(3,189) (531,254)
White Mountains Insurance Group
Ltd. (29) (60,263)
Willis Towers Watson plc
(987) (324,328)
(4,229,111)
Total Financials (12,691,024)
Health Care - ( 8 .8 ) %
Biotechnology - ( 1 .8 ) %
AbbVie, Inc.
(2,734) (624,692)
Alnylam Pharmaceuticals, Inc.
(406) (161,446)
Amgen, Inc.
(640) (209,478)
CSL Ltd. (Australia) (2)
(2,044) (235,227)
Ionis Pharmaceuticals, Inc.
(2,023) (160,040)
Moderna, Inc.
(2,562) (75,553)
Revolution Medicines, Inc.
(1,113) (88,650)
Summit Therapeutics, Inc.
(3,834) (67,057)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (1.8)% (continued)
Telix Pharmaceuticals Ltd.
(Australia) (2) (2,256) (16,865)
Vertex Pharmaceuticals, Inc.
(768) (348,180)
Viking Therapeutics, Inc.
(1,957) (68,847)
(2,056,035)
Health Care Equipment & Supplies - ( 2 .6 ) %
Abbott Laboratories
(2,176) (272,631)
Alcon AG (2)
(1,279) (101,205)
Ambu A/S, Class B (Denmark) (2)
(1,129) (15,557)
Baxter International, Inc.
(3,092) (59,088)
BioMerieux (France) (2)
(169) (21,868)
Boston Scientific Corp.
(4,193) (399,802)
Carl Zeiss Meditec AG (Germany)
(2) (347) (16,127)
Cochlear Ltd. (Australia) (2)
(334) (57,989)
Coloplast A/S, Class B (Denmark)
(2) (939) (80,505)
Convatec Group plc (United
Kingdom) (2)(c) (14,742) (48,131)
Demant A/S (Denmark) (2)
(1,627) (54,821)
DENTSPLY SIRONA, Inc.
(3,997) (45,686)
DiaSorin SpA (Italy) (2)
(847) (67,978)
Elekta AB, Class B (Sweden) (2)
(1,156) (7,070)
Envista Holdings Corp.
(1,288) (27,962)
EssilorLuxottica SA (France) (2)
(40) (12,648)
GE HealthCare Technologies, Inc.
(318) (26,082)
Getinge AB, Class B (Sweden) (2)
(821) (19,384)
Globus Medical, Inc., Class A
(118) (10,303)
IDEXX Laboratories, Inc.
(497) (336,235)
Intuitive Surgical, Inc.
(151) (85,520)
Koninklijke Philips NV (Netherlands)
(2) (836) (22,764)
Masimo Corp.
(135) (17,558)
Medtronic plc
(1,383) (132,851)
Olympus Corp. (Japan) (2)
(13,200) (167,366)
ResMed, Inc.
(720) (173,426)
Siemens Healthineers AG
(Germany) (2)(c) (5,016) (262,927)
Smith & Nephew plc (United
Kingdom) (2) (4,122) (68,553)
Sonova Holding AG (Registered)
(Switzerland) (2) (380) (98,293)
Straumann Holding AG (Registered)
(Switzerland) (2) (683) (79,777)
Sysmex Corp. (Japan) (2)
(3,100) (30,443)
Teleflex, Inc.
(102) (12,448)
Terumo Corp. (Japan) (2)
(4,800) (69,769)
Zimmer Biomet Holdings, Inc.
(980) (88,122)
(2,990,889)
Health Care Providers & Services - ( 1 .7 ) %
Amplifon SpA (Italy) (2)
(1,379) (22,109)
Cardinal Health, Inc.
(1,297) (266,533)
CVS Health Corp.
(258) (20,475)
DaVita, Inc.
(170) (19,314)
Elevance Health, Inc.
(688) (241,178)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.7)% (continued)
Ensign Group, Inc. (The)
(61) (10,626)
Henry Schein, Inc.
(1,863) (140,806)
Hims & Hers Health, Inc.
(5,120) (166,246)
Labcorp Holdings, Inc.
(1,313) (329,405)
Option Care Health, Inc.
(5,159) (164,366)
Quest Diagnostics, Inc.
(757) (131,362)
Ramsay Health Care Ltd. (Australia)
(2) (4,062) (92,880)
Sonic Healthcare Ltd. (Australia) (2)
(2,466) (37,131)
UnitedHealth Group, Inc.
(904) (298,419)
(1,940,850)
Health Care Technology - ( 0 .3 ) %
Doximity, Inc., Class A
(2,954) (130,803)
M3, Inc. (Japan) (2)
(21,000) (282,510)
(413,313)
Life Sciences Tools & Services - ( 0 .8 ) %
Avantor, Inc.
(2,179) (24,971)
Bachem Holding AG, Class B
(Switzerland) (2) (460) (34,457)
Bio-Techne Corp.
(2,855) (167,903)
Charles River Laboratories
International, Inc. (98) (19,549)
Lonza Group AG (Registered)
(Switzerland) (2) (65) (43,824)
QIAGEN NV (2)
(1,144) (52,026)
Repligen Corp.
(405) (66,363)
Revvity, Inc.
(685) (66,274)
Tecan Group AG (Registered)
(Switzerland) (2) (199) (31,950)
Tempus AI, Inc.
(2,226) (131,445)
Thermo Fisher Scientific, Inc.
(254) (147,180)
Waters Corp.
(336) (127,623)
(913,565)
Pharmaceuticals - ( 1 .6 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (60,515)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (2,100) (110,169)
Corcept Therapeutics, Inc.
(790) (27,492)
Eisai Co. Ltd. (Japan) (2)
(1,100) (32,660)
Elanco Animal Health, Inc.
(4,878) (110,389)
Financiere de Tubize SA (Belgium)
(2) (50) (12,202)
Galderma Group AG (Switzerland)
(2) (392) (79,824)
Johnson & Johnson
(1,297) (268,414)
Kyowa Kirin Co. Ltd. (Japan) (2)
(5,700) (91,740)
Merck KGaA (Germany) (2)
(2,790) (398,198)
Novo Nordisk A/S, Class B
(Denmark) (2) (7,549) (382,874)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (7,100) (98,366)
Perrigo Co. plc
(2,855) (39,742)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (315) (17,882)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.6)% (continued)
Sandoz Group AG (Switzerland) (2)
(919) (66,725)
Zoetis, Inc., Class A
(442) (55,613)
(1,852,805)
Total Health Care (10,167,457)
Industrials - ( 19 .3 ) %
Aerospace & Defense - ( 2 .1 ) %
AeroVironment, Inc.
(1,338) (323,649)
Axon Enterprise, Inc.
(479) (272,038)
Babcock International Group plc
(United Kingdom) (2) (720) (11,999)
BAE Systems plc (United Kingdom)
(2) (3,242) (74,615)
Bombardier, Inc., Class B (Canada)
(397) (67,538)
BWX Technologies, Inc.
(310) (53,580)
CAE, Inc. (Canada)
(2,836) (86,244)
HEICO Corp.
(1,276) (412,901)
Hensoldt AG (Germany) (2)
(792) (67,834)
Howmet Aerospace, Inc.
(2,128) (436,283)
Kratos Defense & Security
Solutions, Inc. (935) (70,976)
Loar Holdings, Inc.
(1,057) (71,876)
MTU Aero Engines AG (Germany)
(2) (153) (63,423)
Northrop Grumman Corp.
(293) (167,072)
Singapore Technologies Engineering
Ltd. (Singapore) (2) (17,500) (114,347)
TransDigm Group, Inc.
(117) (155,592)
(2,449,967)
Air Freight & Logistics - ( 0 .3 ) %
Deutsche Post AG (Germany) (2)
(3,262) (177,863)
DSV A/S (Denmark) (2)
(509) (128,195)
InPost SA (Poland) (2)
(598) (7,349)
SG Holdings Co. Ltd. (Japan)
(5,800) (53,079)
(366,486)
Building Products - ( 2 .0 ) %
A O Smith Corp.
(1,534) (102,594)
AAON, Inc.
(2,127) (162,184)
AGC, Inc. (Japan) (2)
(600) (19,898)
Assa Abloy AB, Class B (Sweden)
(2) (11,013) (425,442)
Belimo Holding AG (Registered)
(Switzerland) (2) (56) (54,715)
Builders FirstSource, Inc.
(882) (90,749)
Carlisle Cos., Inc.
(160) (51,178)
Carrier Global Corp.
(1,807) (95,482)
Cie de Saint-Gobain SA (France) (2)
(900) (91,523)
Daikin Industries Ltd. (Japan) (2)
(3,100) (396,465)
Fortune Brands Innovations, Inc.
(1,762) (88,135)
Hayward Holdings, Inc.
(2,665) (41,174)
Lennox International, Inc.
(499) (242,304)
Nibe Industrier AB, Class B
(Sweden) (2) (41,420) (158,323)
ROCKWOOL A/S, Class B
(Denmark) (2) (400) (14,053)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - (2.0)% (continued)
Simpson Manufacturing Co., Inc.
(414) (66,849)
TOTO Ltd. (Japan) (2)
(3,300) (91,180)
Trex Co., Inc.
(634) (22,241)
UFP Industries, Inc.
(471) (42,884)
(2,257,373)
Commercial Services & Supplies - ( 1 .4 ) %
Cintas Corp.
(851) (160,048)
Clean Harbors, Inc.
(137) (32,124)
Cleanaway Waste Management Ltd.
(Australia) (2) (44,846) (77,316)
Element Fleet Management Corp.
(Canada) (956) (25,109)
GFL Environmental, Inc.
(774) (33,249)
MSA Safety, Inc.
(112) (17,936)
RB Global, Inc. (Canada)
(1,768) (182,023)
Rentokil Initial plc (United Kingdom)
(2) (5,132) (30,620)
Republic Services, Inc., Class A
(644) (136,483)
Rollins, Inc.
(1,547) (92,851)
Secom Co. Ltd. (Japan) (2)
(5,800) (206,098)
Securitas AB, Class B (Sweden) (2)
(1,008) (16,030)
SPIE SA (France) (2)
(2,036) (117,378)
TOPPAN Holdings, Inc. (Japan) (2)
(300) (8,918)
Waste Connections, Inc.
(612) (107,320)
Waste Management, Inc.
(1,503) (330,224)
(1,573,727)
Construction & Engineering - ( 1 .0 ) %
AECOM
(483) (46,044)
API Group Corp.
(1,392) (53,258)
Quanta Services, Inc.
(1,121) (473,129)
Sterling Infrastructure, Inc.
(747) (228,754)
WillScot Holdings Corp.
(14,179) (266,991)
WSP Global, Inc. (Canada)
(465) (84,195)
(1,152,371)
Electrical Equipment - ( 1 .9 ) %
AMETEK, Inc.
(2,380) (488,638)
Emerson Electric Co.
(4,263) (565,785)
GE Vernova, Inc.
(132) (86,271)
Hubbell, Inc., Class B
(102) (45,299)
Nextpower, Inc., Class A
(908) (79,096)
NIDEC Corp. (Japan) (2)
(23,000) (312,295)
nVent Electric plc
(435) (44,357)
Plug Power, Inc.
(14,262) (28,096)
Prysmian SpA (Italy) (2)
(1,513) (150,933)
Regal Rexnord Corp.
(703) (98,645)
Rockwell Automation, Inc.
(147) (57,193)
Schneider Electric SE (2)
(678) (185,484)
Sensata Technologies Holding plc
(2,334) (77,699)
(2,219,791)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - ( 1 .8 ) %
Avis Budget Group, Inc.
(2,275) (291,928)
Canadian Pacific Kansas City Ltd.
(Canada) (4,105) (302,219)
CSX Corp.
(5,762) (208,873)
East Japan Railway Co. (Japan) (2)
(4,400) (115,970)
Grab Holdings Ltd., Class A
(Singapore) (59,481) (296,810)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (1,500) (37,726)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (14,800) (121,495)
Landstar System, Inc.
(433) (62,222)
Old Dominion Freight Line, Inc.
(397) (62,250)
Schneider National, Inc., Class B
(2,163) (57,384)
Seibu Holdings, Inc. (Japan) (2)
(3,000) (82,430)
Tokyu Corp. (Japan) (2)
(1,700) (19,867)
Uber Technologies, Inc.
(2,606) (212,936)
West Japan Railway Co. (Japan) (2)
(2,600) (51,805)
XPO, Inc.
(790) (107,369)
(2,031,284)
Industrial Conglomerates - ( 0 .6 ) %
Honeywell International, Inc.
(915) (178,507)
Lifco AB, Class B (Sweden) (2)
(3,342) (126,658)
Siemens AG (Registered)
(Germany) (2) (1,561) (437,200)
(742,365)
Machinery - ( 3 .7 ) %
Aalberts NV (Netherlands) (2)
(701) (23,107)
AGCO Corp.
(632) (65,930)
Atlas Copco AB, Class A (Sweden)
(2) (11,538) (205,406)
Daifuku Co. Ltd. (Japan) (2)
(3,600) (113,312)
Deere & Co.
(1,331) (619,674)
Ebara Corp. (Japan) (2)
(800) (18,856)
Esab Corp.
(111) (12,401)
Fortive Corp.
(4,191) (231,385)
Georg Fischer AG (Registered)
(Switzerland) (2) (1,160) (77,711)
Graco, Inc.
(733) (60,084)
Hoshizaki Corp. (Japan) (2)
(1,700) (56,625)
Husqvarna AB, Class B (Sweden)
(2) (3,299) (16,538)
IDEX Corp.
(1,786) (317,801)
Illinois Tool Works, Inc.
(309) (76,107)
Indutrade AB (Sweden) (2)
(3,189) (82,661)
Ingersoll Rand, Inc.
(2,093) (165,807)
ITT, Inc.
(596) (103,412)
Knorr-Bremse AG (Germany) (2)
(251) (27,847)
Kone OYJ, Class B (Finland) (2)
(676) (47,890)
Kubota Corp. (Japan) (2)
(10,400) (147,375)
Makita Corp. (Japan) (2)
(500) (15,154)
MINEBEA MITSUMI, Inc. (Japan) (2)
(1,900) (38,231)
Nordson Corp.
(528) (126,947)
Parker-Hannifin Corp.
(648) (569,566)
Rational AG (Germany) (2)
(18) (13,898)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.7)% (continued)
RENK Group AG (Germany) (2)
(878) (54,718)
SMC Corp. (Japan) (2)
(700) (242,201)
Spirax Group plc (United Kingdom)
(2) (582) (53,193)
Stanley Black & Decker, Inc.
(231) (17,159)
Timken Co. (The)
(570) (47,954)
Toyota Industries Corp. (Japan) (2)
(3,600) (408,120)
VAT Group AG (Switzerland) (2)(c)
(22) (10,562)
Watts Water Technologies, Inc.,
Class A (204) (56,308)
Xylem, Inc.
(414) (56,379)
Yaskawa Electric Corp. (Japan) (2)
(3,300) (100,325)
(4,280,644)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (11,800) (164,259)
Mitsui OSK Lines Ltd. (Japan) (2)
(2,600) (78,167)
(242,426)
Passenger Airlines - ( 0 .1 ) %
American Airlines Group, Inc.
(3,515) (53,885)
Singapore Airlines Ltd. (Singapore)
(2) (7,900) (39,223)
(93,108)
Professional Services - ( 2 .0 ) %
Arcadis NV (Netherlands) (2)
(480) (20,022)
Automatic Data Processing, Inc.
(2,161) (555,874)
Bureau Veritas SA (France) (2)
(2,354) (74,887)
Clarivate plc
(11,756) (39,265)
Dayforce, Inc.
(654) (45,231)
Equifax, Inc.
(264) (57,283)
Exponent, Inc.
(814) (56,540)
Insperity, Inc.
(279) (10,803)
Maximus, Inc.
(809) (69,833)
Paychex, Inc.
(3,481) (390,499)
Paycom Software, Inc.
(1,183) (188,523)
Randstad NV (Netherlands) (2)
(1,139) (43,242)
SGS SA (Registered) (Switzerland)
(2,110) (242,033)
Teleperformance SE (France) (2)
(314) (22,724)
Thomson Reuters Corp. (Canada)
(3,282) (433,113)
TransUnion
(160) (13,720)
Wolters Kluwer NV (Netherlands) (2)
(638) (66,082)
(2,329,674)
Trading Companies & Distributors - ( 1 .8 ) %
Ashtead Group plc (United
Kingdom) (2) (261) (17,795)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (41,885)
Brenntag SE (Germany) (2)
(1,296) (75,225)
Bunzl plc (United Kingdom) (2)
(7,776) (217,137)
Diploma plc (United Kingdom) (2)
(663) (47,171)
Fastenal Co.
(11,328) (454,593)
IMCD NV (Netherlands) (2)
(491) (44,564)
ITOCHU Corp. (Japan) (2)
(8,500) (107,413)
Mitsubishi Corp. (Japan) (2)
(14,000) (320,218)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (1.8)% (continued)
MonotaRO Co. Ltd. (Japan) (2)
(11,900) (189,486)
MSC Industrial Direct Co., Inc.,
Class A (712) (59,879)
QXO, Inc.
(18,002) (347,259)
RS GROUP plc (United Kingdom)
(2) (4,093) (34,316)
SGH Ltd. (Australia) (2)
(411) (12,685)
SiteOne Landscape Supply, Inc.
(206) (25,659)
United Rentals, Inc.
(80) (64,746)
Watsco, Inc.
(70) (23,586)
(2,083,617)
Transportation Infrastructure - ( 0 .4 ) %
Aeroports de Paris SA (France) (2)
(223) (29,101)
Atlas Arteria Ltd. (Australia) (2)
(10,404) (33,839)
Getlink SE (France) (2)
(159) (2,935)
Transurban Group (Australia) (2)
(37,514) (355,017)
(420,892)
Total Industrials (22,243,725)
Information Technology - ( 14 .5 ) %
Communications Equipment - ( 1 .2 ) %
Cisco Systems, Inc.
(5,757) (443,462)
F5, Inc.
(1,400) (357,364)
Lumentum Holdings, Inc.
(106) (39,070)
Motorola Solutions, Inc.
(1,465) (561,564)
(1,401,460)
Electronic Equipment, Instruments & Components - ( 2 .8 ) %
Amphenol Corp., Class A
(1,898) (256,496)
Avnet, Inc.
(940) (45,195)
Belden, Inc.
(459) (53,496)
CDW Corp.
(101) (13,756)
Cognex Corp.
(7,397) (266,144)
Crane NXT Co.
(3,436) (161,733)
Halma plc (United Kingdom) (2)
(563) (26,723)
Ibiden Co. Ltd. (Japan) (2)
(7,600) (328,258)
IPG Photonics Corp.
(633) (45,323)
Jabil, Inc.
(901) (205,446)
Keyence Corp. (Japan) (2)
(1,600) (578,760)
Novanta, Inc.
(832) (99,000)
Omron Corp. (Japan) (2)
(2,400) (60,720)
Ralliant Corp.
(1,358) (69,136)
Shimadzu Corp. (Japan) (2)
(5,600) (149,081)
TE Connectivity plc (Switzerland)
(1,534) (349,000)
Teledyne Technologies, Inc.
(904) (461,700)
Vontier Corp.
(2,347) (87,261)
(3,257,228)
IT Services - ( 1 .4 ) %
ASGN, Inc.
(992) (47,785)
Bechtle AG (Germany) (2)
(572) (29,134)
Capgemini SE (France) (2)
(833) (138,318)
CGI, Inc. (Canada)
(1,427) (131,810)
Cloudflare, Inc., Class A
(677) (133,471)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.4)% (continued)
Cognizant Technology Solutions
Corp., Class A (925) (76,775)
Globant SA
(1,352) (88,380)
NEXTDC Ltd. (Australia) (2)
(23,579) (196,318)
Nomura Research Institute Ltd.
(Japan) (2) (5,200) (197,884)
Obic Co. Ltd. (Japan) (2)
(6,000) (188,332)
Reply SpA (Italy) (2)
(252) (33,742)
Shopify, Inc., Class A (Canada)
(1,497) (241,038)
Snowflake, Inc., Class A
(403) (88,402)
TIS, Inc. (Japan) (2)
(2,000) (67,191)
(1,658,580)
Semiconductors & Semiconductor Equipment - ( 4 .2 ) %
Advanced Micro Devices, Inc.
(908) (194,457)
Allegro MicroSystems, Inc. (Japan)
(10,843) (286,038)
Amkor Technology, Inc.
(691) (27,281)
Applied Materials, Inc.
(128) (32,895)
Astera Labs, Inc.
(1,130) (187,987)
Broadcom, Inc.
(1,084) (375,172)
Enphase Energy, Inc.
(2,302) (73,779)
Entegris, Inc.
(1,410) (118,792)
Infineon Technologies AG
(Germany) (2) (4,625) (201,793)
Kokusai Electric Corp. (Japan) (2)
(11,400) (398,682)
Lasertec Corp. (Japan) (2)
(200) (38,109)
Lattice Semiconductor Corp.
(4,394) (323,311)
MACOM Technology Solutions
Holdings, Inc. (238) (40,765)
Microchip Technology, Inc.
(1,487) (94,752)
Monolithic Power Systems, Inc.
(338) (306,350)
NVIDIA Corp.
(1,818) (339,057)
NXP Semiconductors NV
(Netherlands) (1,428) (309,962)
ON Semiconductor Corp.
(980) (53,067)
Power Integrations, Inc.
(1,318) (46,842)
Qnity Electronics, Inc.
(279) (22,780)
Rambus, Inc.
(2,278) (209,325)
Renesas Electronics Corp. (Japan)
(2) (9,000) (123,272)
Rohm Co. Ltd. (Japan) (2)
(8,600) (122,166)
SCREEN Holdings Co. Ltd. (Japan)
(2) (3,500) (340,915)
Skyworks Solutions, Inc.
(2,536) (160,808)
SOITEC (France) (2)
(777) (20,994)
STMicroelectronics NV (Singapore)
(2) (1,979) (51,721)
Synaptics, Inc.
(250) (18,505)
Technoprobe SpA (Italy) (2)
(787) (11,199)
Texas Instruments, Inc.
(2,044) (354,614)
(4,885,390)
Software - ( 4 .1 ) %
Appfolio, Inc., Class A
(625) (145,406)
Aurora Innovation, Inc.
(5,966) (22,909)
Autodesk, Inc.
(158) (46,770)
Bentley Systems, Inc., Class B
(8,164) (311,579)
INVESTMENTS SHARES VALUE ($)
Software - (4.1)% (continued)
BILL Holdings, Inc.
(1,439) (78,483)
Blackbaud, Inc.
(215) (13,614)
Cadence Design Systems, Inc.
(565) (176,608)
CCC Intelligent Solutions Holdings,
Inc. (5,876) (46,714)
Commvault Systems, Inc.
(242) (30,337)
Constellation Software, Inc.
(Canada) (40) (96,212)
Crowdstrike Holdings, Inc., Class A
(588) (275,631)
Dassault Systemes SE (France) (2)
(9,883) (276,114)
Descartes Systems Group, Inc.
(The) (Canada) (798) (70,006)
Docusign, Inc., Class A
(355) (24,282)
Dolby Laboratories, Inc., Class A
(704) (45,211)
Dropbox, Inc., Class A
(651) (18,098)
Dynatrace, Inc.
(1,597) (69,214)
Gen Digital, Inc.
(817) (22,214)
HubSpot, Inc.
(297) (119,186)
Intuit, Inc.
(594) (393,477)
Microsoft Corp.
(466) (225,367)
Nemetschek SE (Germany) (2)
(740) (80,061)
Open Text Corp. (Canada)
(4,393) (143,067)
Oracle Corp.
(340) (66,269)
Palo Alto Networks, Inc.
(1,178) (216,988)
PTC, Inc.
(368) (64,109)
Roper Technologies, Inc.
(227) (101,045)
Rubrik, Inc., Class A
(368) (28,145)
Sage Group plc (The) (United
Kingdom) (2) (10,108) (147,016)
SAP SE (Germany) (2)
(1,146) (278,442)
Strategy, Inc., Class A
(813) (123,535)
Synopsys, Inc.
(260) (122,127)
TeamViewer SE (Germany) (2)(c)
(4,490) (31,612)
Trend Micro, Inc. (Japan) (2)
(4,600) (191,048)
Tyler Technologies, Inc.
(307) (139,363)
WiseTech Global Ltd. (Australia) (2)
(5,626) (255,784)
Workday, Inc., Class A
(655) (140,681)
Xero Ltd. (New Zealand) (2)
(581) (44,013)
(4,680,737)
Technology Hardware, Storage & Peripherals - ( 0 .8 ) %
Apple, Inc.
(838) (227,819)
FUJIFILM Holdings Corp. (Japan)
(2) (15,700) (333,129)
HP, Inc.
(3,279) (73,056)
Seagate Technology Holdings plc
(201) (55,353)
Super Micro Computer, Inc.
(6,019) (176,176)
(865,533)
Total Information Technology (16,748,928)
Materials - ( 4 .4 ) %
Chemicals - ( 2 .3 ) %
Air Products and Chemicals, Inc.
(1,048) (258,877)
Avient Corp.
(726) (22,680)
BASF SE (Germany) (2)
(472) (24,836)
Celanese Corp., Class A
(1,331) (56,275)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.3)% (continued)
Clariant AG (Registered)
(Switzerland) (2) (5,898) (52,760)
Croda International plc (United
Kingdom) (2) (987) (35,806)
Dyno Nobel Ltd. (Australia) (2)
(5,541) (11,844)
Eastman Chemical Co.
(782) (49,915)
Element Solutions, Inc.
(2,760) (68,972)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (122) (84,159)
FMC Corp.
(9,592) (133,041)
International Flavors & Fragrances,
Inc. (420) (28,304)
Linde plc
(369) (157,338)
LyondellBasell Industries NV, Class
A (1,332) (57,675)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (24,700) (165,385)
Nippon Sanso Holdings Corp.
(Japan) (2) (3,600) (107,547)
Nissan Chemical Corp. (Japan) (2)
(3,700) (127,142)
Novonesis Novozymes, Class B
(Denmark) (2) (4,593) (293,862)
Nutrien Ltd. (Canada)
(182) (11,234)
PPG Industries, Inc.
(665) (68,136)
Resonac Holdings Corp. (Japan) (2)
(2,000) (83,391)
Sherwin-Williams Co. (The)
(587) (190,206)
Shin-Etsu Chemical Co. Ltd. (Japan)
(2) (4,500) (139,775)
Sika AG (Registered) (Switzerland)
(2) (526) (106,791)
Symrise AG, Class A (Germany) (2)
(2,215) (179,463)
Wacker Chemie AG (Germany) (2)
(364) (29,400)
Westlake Corp.
(1,335) (98,710)
(2,643,524)
Construction Materials - ( 0 .6 ) %
CRH plc
(2,815) (351,312)
James Hardie Industries plc,
CHESS (2) (9,033) (185,440)
Knife River Corp.
(1,353) (95,184)
Martin Marietta Materials, Inc.
(123) (76,587)
(708,523)
Containers & Packaging - ( 0 .4 ) %
Amcor plc
(2,461) (20,525)
Graphic Packaging Holding Co.
(6,286) (94,667)
International Paper Co.
(3,666) (144,404)
SIG Group AG (Switzerland) (2)
(6,248) (89,121)
Silgan Holdings, Inc.
(2,115) (85,382)
(434,099)
Metals & Mining - ( 1 .0 ) %
BlueScope Steel Ltd. (Australia) (2)
(9,802) (156,514)
Cleveland-Cliffs, Inc.
(2,470) (32,802)
Equinox Gold Corp. (Canada)
(3,257) (45,774)
First Quantum Minerals Ltd.
(Zambia) (5,823) (156,123)
Lundin Mining Corp. (Chile)
(9,042) (194,338)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (1.0)% (continued)
Lynas Rare Earths Ltd. (Australia)
(2) (15,884) (130,272)
MP Materials Corp.
(2,358) (119,126)
Nucor Corp.
(574) (93,625)
Reliance, Inc.
(209) (60,374)
Steel Dynamics, Inc.
(896) (151,827)
(1,140,775)
Paper & Forest Products - ( 0 .1 ) %
Holmen AB, Class B (Sweden) (2)
(719) (27,580)
Mondi plc (Austria) (2)
(1,332) (16,251)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (1,295) (17,174)
UPM-Kymmene OYJ (Finland) (2)
(1,707) (49,348)
(110,353)
Total Materials (5,037,274)
Real Estate - ( 2 .8 ) %
Health Care REITs - ( 0 .6 ) %
Healthpeak Properties, Inc., REIT
(2,054) (33,028)
Welltower, Inc., REIT
(3,411) (633,116)
(666,144)
Industrial REITs - ( 0 .1 ) %
EastGroup Properties, Inc., REIT
(579) (103,143)
First Industrial Realty Trust, Inc.,
REIT (310) (17,754)
Rexford Industrial Realty, Inc., REIT
(965) (37,365)
(158,262)
Office REITs - ( 0 .1 ) %
BXP, Inc., REIT
(974) (65,726)
Cousins Properties, Inc., REIT
(1,714) (44,187)
(109,913)
Real Estate Management & Development - ( 0 .5 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (26,900) (56,612)
CBRE Group, Inc., Class A
(953) (153,233)
CoStar Group, Inc.
(3,881) (260,958)
Lendlease Corp. Ltd. (Australia) (2)
(5,851) (20,217)
Zillow Group, Inc., Class C
(819) (55,872)
(546,892)
Residential REITs - ( 0 .5 ) %
AvalonBay Communities, Inc., REIT
(685) (124,197)
Camden Property Trust, REIT
(482) (53,059)
Equity Residential, REIT
(2,319) (146,190)
Essex Property Trust, Inc., REIT
(202) (52,859)
Independence Realty Trust, Inc.,
REIT (3,783) (66,127)
Invitation Homes, Inc., REIT
(441) (12,256)
Mid-America Apartment
Communities, Inc., REIT (264) (36,672)
UDR, Inc., REIT
(1,021) (37,450)
(528,810)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Retail REITs - ( 0 .3 ) %
Agree Realty Corp., REIT
(1,350) (97,241)
Brixmor Property Group, Inc., REIT
(2,029) (53,200)
Kimco Realty Corp., REIT
(2,223) (45,060)
Kite Realty Group Trust, REIT
(1,486) (35,619)
Realty Income Corp., REIT
(2,913) (164,206)
(395,326)
Specialized REITs - ( 0 .7 ) %
Crown Castle, Inc., REIT
(2,332) (207,245)
Digital Realty Trust, Inc., REIT
(1,312) (202,979)
Extra Space Storage, Inc., REIT
(312) (40,629)
Gaming and Leisure Properties, Inc.,
REIT (762) (34,054)
Iron Mountain, Inc., REIT
(589) (48,857)
National Storage Affiliates Trust,
REIT (2,848) (80,342)
Rayonier, Inc., REIT
(690) (14,938)
VICI Properties, Inc., Class A, REIT
(1,989) (55,931)
Weyerhaeuser Co., REIT
(3,588) (85,000)
(769,975)
Total Real Estate (3,175,322)
Utilities - ( 4 .4 ) %
Electric Utilities - ( 2 .0 ) %
Acciona SA (Spain) (2)
(112) (24,376)
Alliant Energy Corp.
(3,032) (197,110)
American Electric Power Co., Inc.
(3,036) (350,081)
BKW AG (Switzerland) (2)
(223) (47,301)
Constellation Energy Corp.
(628) (221,854)
EDP SA (Portugal) (2)
(32,860) (151,346)
Elia Group SA/NV (Belgium) (2)
(95) (12,225)
FirstEnergy Corp.
(4,649) (208,136)
Hydro One Ltd. (Canada) (c)
(7,723) (307,446)
IDACORP, Inc.
(424) (53,661)
NRG Energy, Inc.
(639) (101,754)
Origin Energy Ltd. (Australia) (2)
(4,305) (32,875)
Pinnacle West Capital Corp.
(696) (61,735)
Southern Co. (The)
(2,783) (242,678)
Terna - Rete Elettrica Nazionale
(Italy) (2) (27,057) (287,851)
Xcel Energy, Inc.
(759) (56,060)
(2,356,489)
Gas Utilities - ( 0 .1 ) %
MDU Resources Group, Inc.
(2,899) (56,589)
Southwest Gas Holdings, Inc.
(470) (37,609)
(94,198)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
Capital Power Corp. (Canada)
(237) (10,110)
Clearway Energy, Inc., Class C
(2,245) (74,669)
ERG SpA (Italy) (2)
(1,578) (40,601)
Ormat Technologies, Inc.
(925) (102,185)
Talen Energy Corp.
(271) (101,581)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - (0.4)%
(continued)
Vistra Corp.
(1,042) (168,106)
(497,252)
Multi-Utilities - ( 1 .5 ) %
Ameren Corp.
(1,565) (156,281)
Black Hills Corp.
(225) (15,620)
Canadian Utilities Ltd., Class A
(Canada) (6,056) (188,534)
CenterPoint Energy, Inc.
(1,976) (75,760)
Consolidated Edison, Inc.
(839) (83,330)
Dominion Energy, Inc.
(4,895) (286,798)
Engie SA (France) (2)
(1,890) (49,649)
National Grid plc (United Kingdom)
(2) (18,631) (285,771)
Public Service Enterprise Group,
Inc. (2,263) (181,719)
Sempra
(4,774) (421,496)
(1,744,958)
Water Utilities - ( 0 .4 ) %
American Water Works Co., Inc.
(2,281) (297,670)
Severn Trent plc (United Kingdom)
(2) (3,611) (135,597)
(433,267)
Total Utilities (5,126,164)
TOTAL COMMON STOCKS
(Proceeds $(110,275,168)) (104,242,671)
PREFERRED STOCKS - (0.2)%
Consumer Discretionary - ( 0 .1 ) %
Automobiles - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (2,831) (150,786)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (878) (71,631)
Health Care - ( 0 .0 ) % †
Life Sciences Tools & Services - ( 0 .0 ) % †
Sartorius AG (Preference)
(Germany) (2) (141) (40,603)
TOTAL PREFERRED STOCKS
(Proceeds $(291,766)) (263,020)
TOTAL SHORT POSITIONS
(Proceeds $(110,566,934)) (104,505,691)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 69.4%
(Cost $58,949,732) 79,991,015
OTHER ASSETS IN EXCESS OF
LIABILITIES - 30.6% ‡ 35,319,293
NET ASSETS - 100.0% 115,310,308

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,351,396) ( 1 .1 ) %
Consumer Discretionary (613,729) ( 0 .5 )
Consumer Staples (4,402,188) ( 3 .9 )
Energy (1,067,083) ( 1 .0 )
Financials 5,505,396 4 .8
Health Care 1,136,375 1 .0
Industrials (3,084,847) ( 2 .7 )
Information Technology (5,221,745) ( 4 .5 )
Materials 565,870 0 .5
Purchased Options 344,309 0 .3
Real Estate (688,389) ( 0 .6 )
Utilities (887,986) ( 0 .7 )
Investment Companies 74,759,105 64 .8
U.S. Treasury Obligations 14,997,323 13 .0
Total Investments In Securities
At Value 79,991,015 69 .4
Other Assets in Excess of
Liabilities ‡ 35,319,293 30 .6
Net Assets
$ 115,310,308 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2025 amounted to $93,318,888, which is inclusive of rehypothecated amounts disclosed below. In addition, $21,395,223 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2025 amounted to $17,850,596.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2025 amounted to $886,099 of investments in securities and $(1,510,879) of securities sold short, which represents 0.77% and (1.31)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of December 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Written put option contracts (premium-style) outstanding as of December 31, 2025:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 9 USD (6,160,950) USD 5,600 6/18/2026 $ (58,735) $ (49,073)
$ (58,735) $ (49,073)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 % Quarterly 12/20/2030 0 .50 % USD 2,372,000 $ (52,541) $ (1,829) $ (54,370)
Markit CDX North America
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .50 USD 72,000 (1,606) (31) (1,637)
$ (54,147) $ (1,860) $ (56,007)
Credit default swap contracts outstanding - sell protection as of December 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .44 % EUR 1,761,907 $ 213,476 $ 18,587 $ 232,063
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .44 EUR 361,907 41,857 5,810 47,667
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 719,000 17,547 2,204 19,751
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .51 EUR 719,000 17,547 2,204 19,751
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 2,703,000 199,899 9,830 209,729
Markit CDX North America
High Yield Index Series
45.V1 5 .00 Quarterly 12/20/2030 3 .16 USD 303,000 20,956 2,554 23,510
511,282 41,189 552,471
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .24 % USD 305,000 $ (5,399) $ 2,204 $ (3,195)
Markit CDX North America
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .24 USD 205,000 (4,130) 1,983 (2,147)
(9,529) 4,187 (5,342)
$ 501,753 $ 45,376 $ 547,129
Forward effective interest rate swap contracts outstanding as of December 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 350,000,000 $ 527 $ (149) $ 378
Pay 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 350,000,000 527 (149) 378
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 45,000,000 13 (9) 4
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 45,000,000 13 (9) 4
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 100,000,000 1,235 (282) 953
Pay 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 100,000,000 1,235 (282) 953
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 40,000,000 367 (78) 289
Pay 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 40,000,000 367 (78) 289

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 $ 818 $ (686) $ 132
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 1,207 (1,076) 131
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 11,200,000 2,770 7,077 9,847
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 11,100,000 1,753 8,006 9,759
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 900,000 (358) 1,233 875
Pay 1D SONIA Annual 3.50% Annual 6/21/2028 GBP 900,000 (535) 1,409 874
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 300,000 1,340 (1,060) 280
Pay 1D SORA Semi 2.00% Semi 3/19/2031 SGD 400,000 1,786 (1,413) 373
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 20,700,000 5,135 3,112 8,247
Pay 1D THOR Qtrly 1.50% Qtrly 3/18/2031 THB 20,700,000 5,135 3,112 8,247
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 4,600,000 662 993 1,655
Pay 1D THOR Qtrly 1.50% Qtrly 6/17/2031 THB 4,600,000 662 993 1,655
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 10,800,000 2,224 280 2,504
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/15/2028 MXN 10,800,000 2,224 280 2,504
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 8,600,000 1,472 (456) 1,016
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 8,600,000 1,472 (456) 1,016
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 3,600,000 1,296 509 1,805
Pay 1D TIIEOIS Monthly 8.00% Monthly 3/12/2031 MXN 3,600,000 1,296 509 1,805
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 1,500,000 286 183 469
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/11/2031 MXN 1,500,000 286 183 469
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 500,000 (14) 28 14
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 500,000 (14) 28 14
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 2,600,000 6,742 6,744 13,486
Pay 3M BBR Qtrly 3.50% Semi 3/15/2028 NZD 2,700,000 7,049 6,955 14,004
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 7,200,000 8,459 17,102 25,561
Pay 3M BBR Qtrly 3.50% Semi 6/14/2028 NZD 7,200,000 8,254 17,307 25,561
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 2,300,000 9,730 12,126 21,856
Pay 3M BBR Qtrly 4.00% Semi 3/12/2031 NZD 2,300,000 9,553 12,302 21,855
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 400,000 1,375 1,364 2,739
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 500,000 2,542 881 3,423
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 1,700,000 2,228 (51) 2,177
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 1,600,000 2,123 (74) 2,049
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 400,000 346 113 459
Pay 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 400,000 333 126 459
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 17,000,000 724 3,005 3,729
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 17,000,000 724 3,005 3,729
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 5,200,000 768 544 1,312
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 5,200,000 768 544 1,312
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 5,500,000 1,857 3,115 4,972
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 5,500,000 1,857 3,115 4,972
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 1,200,000 643 274 917
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/18/2031 ZAR 1,200,000 643 274 917
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 1,400,000 (677) 723 46
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 1,400,000 (682) 728 46
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 400,000 4,018 180 4,198
Pay 6M BBR Semi 5.00% Semi 3/13/2036 AUD 400,000 4,018 180 4,198
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 10,100,000 (27) 123 96
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 10,100,000 (27) 123 96
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 10,200,000 181 363 544
Pay 6M BUBOR Semi 6.50% Annual 3/19/2031 HUF 10,200,000 181 363 544
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 1,800,000 28,967 (21,836) 7,131
Pay 6M EURIBOR Semi 3.00% Annual 3/19/2036 EUR 1,700,000 27,358 (20,623) 6,735
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 1,400,000 307 243 550
Pay 6M PRIBOR Semi 4.00% Annual 3/15/2028 CZK 1,400,000 307 243 550
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 800,000 (416) 546 130

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 800,000 $ (438) $ 568 $ 130
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 300,000 95 826 921
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 300,000 (412) 1,332 920
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 100,000 182 101 283
Pay 6M WIBOR Semi 4.00% Annual 6/18/2031 PLN 100,000 182 101 283
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 3,100,000 7,684 (2,806) 4,878
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 3,000,000 7,285 (2,569) 4,716
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 300,000 5,124 (542) 4,582
Receive 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 400,000 6,692 (584) 6,108
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 238,900,000 2 667 669
Receive 1D IBR Qtrly 10.50% Qtrly 3/21/2028 COP 238,900,000 2 667 669
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 287,300,000 121 754 875
Receive 1D IBR Qtrly 10.50% Qtrly 6/20/2028 COP 287,300,000 121 754 875
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 94,600,000 10 352 362
Receive 1D IBR Qtrly 10.50% Qtrly 3/18/2031 COP 94,600,000 10 352 362
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 30,000,000 17 107 124
Receive 1D IBR Qtrly 10.50% Qtrly 6/17/2031 COP 30,000,000 17 108 125
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 35,000,000 1,107 86 1,193
Receive 1D MIBOR Semi 5.50% Semi 6/20/2028 INR 35,000,000 1,107 86 1,193
Receive 1D SARON Annual 0.00% Annual** 6/18/2031 CHF 100,000 2,584 (96) 2,488
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 500,000 1,697 9,862 11,559
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 600,000 1,103 12,768 13,871
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 200,000 5,520 (91) 5,429
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 200,000 5,038 391 5,429
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 400,000 (11,377) 23,023 11,646
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 300,000 (7,769) 16,503 8,734
Receive 1D SOFR Annual 4.00% Annual 6/21/2056 USD 100,000 440 2,555 2,995
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 3,400,000 28,259 5,281 33,540
Receive 1D SONIA Annual 3.50% Annual 3/19/2031 GBP 3,400,000 28,259 5,281 33,540
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 2,191,900,000 5,231 58,858 64,089
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 2,191,800,000 5,229 58,857 64,086
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 3,822,800,000 84,291 80,002 164,293
Receive 1D TONAR Annual 1.00% Annual 6/21/2028 JPY 3,822,800,000 84,291 80,002 164,293
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 128,900,000 (2,988) 5,263 2,275
Receive 1D TONAR Annual 1.50% Annual 3/19/2031 JPY 128,900,000 (2,987) 5,262 2,275
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 900,000 24 804 828
Receive 3M BBR Qtrly 4.00% Qtrly 3/09/2028 AUD 900,000 24 804 828
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 500,000 5,997 (2,482) 3,515
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 400,000 4,323 (1,511) 2,812
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 200,000 2,960 (942) 2,018
Receive 3M BBR Qtrly 4.00% Semi 6/11/2036 NZD 100,000 1,446 (437) 1,009
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 845,400,000 503 (250) 253
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/21/2028 KRW 845,400,000 503 (250) 253
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 1,091,300,000 (1,720) 7,829 6,109
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/19/2031 KRW 1,091,300,000 (1,721) 7,829 6,108
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 351,200,000 2,250 70 2,320
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/18/2031 KRW 351,200,000 2,250 70 2,320
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 9,000,000 (856) 5,294 4,438
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 9,000,000 (856) 5,294 4,438
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 5,000,000 5,002 (1,108) 3,894
Receive 3M STIBOR Qtrly 2.50% Annual 6/18/2031 SEK 5,000,000 5,002 (1,108) 3,894
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 4,400,000 72 239 311
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/18/2031 TWD 4,400,000 72 239 311
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 500,000 (54) 109 55
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/17/2031 TWD 500,000 (54) 109 55
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 1,000,000 (980) 1,399 419
Receive 6M BBR Semi 4.50% Semi 3/13/2031 AUD 1,000,000 (980) 1,399 419

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 1,000,000 $ 1,473 $ 31 $ 1,504
Receive 6M BBR Semi 4.50% Semi 6/12/2031 AUD 1,000,000 2,514 (1,011) 1,503
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 200,000 21 511 532
Receive 6M BBR Semi 5.00% Semi 3/08/2046 AUD 200,000 21 511 532
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 100,000 915 (507) 408
Receive 6M BBR Semi 5.00% Semi 6/07/2046 AUD 200,000 (263) 1,078 815
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 4,100,000 29,198 4,253 33,451
Receive 6M EURIBOR Semi 2.00% Annual 6/21/2028 EUR 4,000,000 27,981 4,653 32,634
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 5,400,000 (26,298) 58,404 32,106
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 5,400,000 (26,281) 58,387 32,106
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 1,200,000 2,872 7,269 10,141
Receive 6M EURIBOR Semi 2.50% Annual 6/18/2031 EUR 1,300,000 4,628 6,357 10,985
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 22,500,000 1,830 2,460 4,290
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 22,500,000 1,830 2,460 4,290
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 14,700,000 (73) 1,683 1,610
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 14,600,000 (72) 1,671 1,599
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,500,000 183 285 468
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,500,000 183 285 468
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 3,500,000 2,796 1,177 3,973
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 3,500,000 2,796 1,177 3,973
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 2,100,000 1,364 933 2,297
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 2,000,000 1,299 888 2,187
473,266 612,315 1,085,581
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 2,100,000 3,435 (4,589) (1,154)
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 2,200,000 3,862 (5,070) (1,208)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 500,000 (1,612) (4,662) (6,274)
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 500,000 (5,433) (841) (6,274)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 200,000 202 (546) (344)
Pay 1D SARON Annual 0.00% Annual** 3/15/2028 CHF 200,000 184 (528) (344)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 2,400,000 332 (7,190) (6,858)
Pay 1D SARON Annual 0.00% Annual** 6/21/2028 CHF 2,500,000 337 (7,481) (7,144)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 1,700,000 (20,233) (17,539) (37,772)
Pay 1D SARON Annual 0.00% Annual** 3/19/2031 CHF 1,800,000 (20,736) (19,257) (39,993)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 1,600,000 (168) (350) (518)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 1,500,000 (66) (420) (486)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 800,000 (538) (849) (1,387)
Pay 1D SHIRON Annual 3.50% Annual 3/19/2031 ILS 800,000 (491) (896) (1,387)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 4,500,000 (23,296) (9) (23,305)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 4,500,000 (23,342) 37 (23,305)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 400,000 (1,622) (286) (1,908)
Pay 1D SOFR Annual 3.00% Annual 6/21/2028 USD 400,000 (1,622) (262) (1,884)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,500,000 (27,213) (12,187) (39,400)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,400,000 (24,759) (12,015) (36,774)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 300,000 (7,574) (812) (8,386)
Pay 1D SOFR Annual 3.50% Annual 6/18/2036 USD 400,000 (10,303) (879) (11,182)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 300,000 (3,521) 222 (3,299)
Pay 1D SONIA Annual 3.50% Annual 6/18/2031 GBP 300,000 (3,526) 227 (3,299)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 1,100,000 (3,535) 1,728 (1,807)
Pay 1D SONIA Annual 4.00% Annual 3/19/2036 GBP 1,200,000 (2,122) 151 (1,971)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 600,000 (3,944) 1,135 (2,809)
Pay 1D SONIA Annual 4.00% Annual 6/18/2036 GBP 600,000 (3,256) 448 (2,808)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 1,400,000 (817) (1,470) (2,287)
Pay 1D SORA Semi 1.50% Semi 3/15/2028 SGD 1,400,000 (817) (1,470) (2,287)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 425 (555) (130)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 425 (555) (130)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,000,000 125 (258) (133)
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,000,000 125 (258) (133)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 23,800,000 $ (2,936) $ 2,012 $ (924)
Pay 1D THOR Qtrly 1.00% Qtrly 6/20/2028 THB 23,800,000 (2,936) 2,012 (924)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 470,700,000 10,598 (27,155) (16,557)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 470,700,000 10,598 (27,155) (16,557)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 114,500,000 27,276 (37,032) (9,756)
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 114,500,000 27,275 (37,032) (9,757)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 108,000,000 (3,787) (9,648) (13,435)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 108,000,000 (3,777) (9,658) (13,435)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 6,500,000 97 (142) (45)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 6,500,000 98 (142) (44)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 1,500,000 (993) 13 (980)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 1,500,000 (993) 13 (980)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 1,500,000 (916) (207) (1,123)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 1,500,000 (916) (207) (1,123)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 700,000 (857) (234) (1,091)
Pay 3M BBR Qtrly 4.00% Qtrly 6/08/2028 AUD 700,000 (899) (192) (1,091)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 1,600,000 (928) 543 (385)
Pay 3M HIBOR Qtrly 2.50% Qtrly 3/15/2028 HKD 1,600,000 (928) 543 (385)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 2,800,000 (1,584) 965 (619)
Pay 3M HIBOR Qtrly 2.50% Qtrly 6/21/2028 HKD 2,900,000 (1,653) 1,012 (641)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 1,000,000 (7,832) 991 (6,841)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 1,000,000 (7,917) 1,076 (6,841)
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 100,000 (1,207) (4,749) (5,956)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 200,000 (12,817) 390 (12,427)
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 100,000 (5,903) (311) (6,214)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 4,100,000 (3) (1,066) (1,069)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 4,100,000 (3) (1,066) (1,069)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 1,300,000 (1,122) 1,105 (17)
Pay 6M WIBOR Semi 3.50% Annual 3/15/2028 PLN 1,300,000 (1,122) 1,105 (17)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 1,600,000 (6,092) (2,651) (8,743)
Receive 1D CORRA Semi 3.00% Semi 3/19/2031 CAD 1,700,000 (6,473) (2,816) (9,289)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,600,000 (2,933) (3,055) (5,988)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,600,000 (2,850) (3,109) (5,959)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 9,800,000 100 (149) (49)
Receive 1D MIBOR Semi 6.00% Semi 6/17/2031 INR 9,800,000 100 (149) (49)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 3,500,000 (24,352) 19,690 (4,662)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 3,500,000 (24,548) 19,886 (4,662)
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 200,000 (720) (302) (1,022)
Receive 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 300,000 94 (1,627) (1,533)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 117,100,000 (7,815) 2,325 (5,490)
Receive 1D TONAR Annual 2.00% Annual 3/19/2036 JPY 117,100,000 (7,815) 2,325 (5,490)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 270,300,000 (8,648) 3,867 (4,781)
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 270,300,000 (8,648) 3,867 (4,781)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 2,731,000,000 (1,835) 417 (1,418)
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 3/15/2028 KRW 2,731,000,000 (1,835) 417 (1,418)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 51,600,000 (18,824) (8,803) (27,627)
Receive 3M STIBOR Qtrly 2.50% Annual 3/15/2028 SEK 51,600,000 (18,825) (8,802) (27,627)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 27,500,000 (2,493) (8,062) (10,555)
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 27,500,000 (2,493) (8,062) (10,555)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,107) 697 (410)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,108) 697 (411)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 19,800,000 $ (624) $ (559) $ (1,183)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/20/2028 TWD 19,800,000 (624) (559) (1,183)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 800,000 (6,201) (776) (6,977)
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 800,000 (6,215) (762) (6,977)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 200,000 129 (155) (26)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 100,000 (173) 160 (13)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,400,000 209 (572) (363)
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,400,000 209 (572) (363)
(329,591) (238,696) (568,287)
$ 143,675 $ 373,619 $ 517,294
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
** Represents less than 0.005%.
(a) Floating rate indices at December 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.37%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.75%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.67%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.87%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.25%
1 Day Singapore Overnight Rate Average (“SORA”): 0.89%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.08%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.25%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.74%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.93%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.81%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.96%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.12%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.39%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.54%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.77%

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
Total return swap contracts outstanding as of December 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 03/12/2026 KRW 2,736,000,000 $ 79,090
Swiss Market Index
March Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 03/20/2026 CHF 1,188,630 24,026
TAIEX Index January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/21/2026 TWD 5,802,800 8,789
Total unrealized appreciation 111,905
Amsterdam
Exchange Index
January Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 01/16/2026 EUR (1,523,280) (17,079)
HSCEI January
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 01/29/2026 HKD 8,457,850 (5,702)
iBovespa Index
February Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 02/18/2026 BRL 18,196,230 (29,563)
Total unrealized depreciation (52,344)
Net unrealized appreciation $ 59,561
Futures contracts outstanding as of December 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 38 1/2026 USD $ 2,312,300 $ (7,780)
Hang Seng Index 18 1/2026 HKD 2,965,963 (28,097)
HSCEI 59 1/2026 HKD 3,374,645 (16,813)
IBEX 35 Index 7 1/2026 EUR 1,421,481 26,645
IFSC NIFTY 50 Index 37 1/2026 USD 1,944,387 (7,076)
LME Aluminum Base Metal 2 1/2026 USD 148,815 10,582
LME Aluminum Base Metal 1 1/2026 USD 74,225 6,528
LME Aluminum Base Metal 1 1/2026 USD 74,397 5,677
LME Aluminum Base Metal 1 1/2026 USD 74,378 5,440
LME Aluminum Base Metal 1 1/2026 USD 74,338 4,847
LME Aluminum Base Metal 6 1/2026 USD 442,140 37,772
LME Aluminum Base Metal 8 1/2026 USD 595,500 33,408
LME Aluminum Base Metal 3 1/2026 USD 223,162 18,030
LME Aluminum Base Metal 3 1/2026 USD 223,525 8,249
LME Aluminum Base Metal 3 1/2026 USD 223,487 5,829

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 1/2026 USD $ 311,638 $ 44,898
LME Copper Base Metal 1 1/2026 USD 311,154 33,727
LME Copper Base Metal 1 1/2026 USD 311,385 43,482
LME Copper Base Metal 1 1/2026 USD 314,959 52,971
LME Copper Base Metal 1 1/2026 USD 311,660 49,495
LME Copper Base Metal 1 1/2026 USD 311,468 45,403
LME Copper Base Metal 1 1/2026 USD 311,287 40,035
LME Lead Base Metal 1 1/2026 USD 49,407 (195)
LME Lead Base Metal 1 1/2026 USD 49,631 (1,041)
LME Lead Base Metal 1 1/2026 USD 49,206 (721)
LME Lead Base Metal 1 1/2026 USD 49,345 (777)
LME Nickel Base Metal 1 1/2026 USD 99,273 7,411
LME Nickel Base Metal 1 1/2026 USD 99,157 8,183
LME Nickel Base Metal 1 1/2026 USD 99,317 7,310
LME Nickel Base Metal 4 1/2026 USD 396,754 33,563
LME Nickel Base Metal 2 1/2026 USD 198,605 14,280
LME Nickel Base Metal 2 1/2026 USD 198,547 16,742
LME Nickel Base Metal 2 1/2026 USD 198,343 16,238
LME Nickel Base Metal 2 1/2026 USD 198,655 15,693
LME Zinc Base Metal 2 1/2026 USD 154,589 6,129
LME Zinc Base Metal 2 1/2026 USD 154,882 3,107
LME Zinc Base Metal 1 1/2026 USD 77,152 1,150
LME Zinc Base Metal 1 1/2026 USD 77,220 3,755
LME Zinc Base Metal 1 1/2026 USD 77,220 3,386
LME Zinc Base Metal 1 1/2026 USD 77,326 2,299
LME Zinc Base Metal 1 1/2026 USD 77,199 3,128
LME Zinc Base Metal 1 1/2026 USD 77,425 1,184
MSCI Singapore Index 29 1/2026 SGD 1,005,660 (3,052)
Natural Gas 5 1/2026 GBP 139,289 3,665
Natural Gas 8 1/2026 USD 294,880 (33,484)
Rapeseed 2 1/2026 EUR 53,266 (3,564)
SGX FTSE China A50 Index 476 1/2026 USD 7,273,280 (49,012)
SGX FTSE Taiwan Index 36 1/2026 USD 3,414,240 51,079
WTI Crude Oil 12 1/2026 USD 689,040 (15,502)
100 oz Gold 6 2/2026 USD 2,604,660 65,134
CBOE Volatility Index 2 2/2026 USD 37,068 (3,856)
Italian Base Electricity 1 2/2026 EUR 88,814 (1,457)
Lean Hogs 18 2/2026 USD 612,720 29,748
Live Cattle 19 2/2026 USD 1,760,160 59,860
LME Aluminum Base Metal 1 2/2026 USD 74,584 3,256
LME Aluminum Base Metal 1 2/2026 USD 74,571 3,137
LME Aluminum Base Metal 1 2/2026 USD 74,559 1,885
LME Lead Base Metal 1 2/2026 USD 49,702 (980)
LME Nickel Base Metal 3 2/2026 USD 298,175 26,996
LME Nickel Base Metal 4 2/2026 USD 397,613 34,574
Low Sulphur Gasoil 21 2/2026 USD 1,302,000 (15,886)
Phelix De Base Electricity 1 2/2026 EUR 76,620 (2,504)
SGX IODEX Iron Ore 46 2/2026 USD 483,506 2,806
Sugar No. 11 8 2/2026 USD 134,490 (2,423)
White Sugar 4 2/2026 USD 85,500 2,487
Australia 3 Year Bond 107 3/2026 AUD 7,497,360 4,352
CBOE Volatility Index 4 3/2026 USD 78,952 (5,409)
Coffee 'C' 17 3/2026 USD 2,223,281 (250,927)
Copper 18 3/2026 USD 2,556,900 159,525
Corn 139 3/2026 USD 3,059,738 (65,173)
Crude Oil 6 3/2026 USD 360,978 (5,603)
DJIA CBOT E-Mini Index 19 3/2026 USD 4,591,920 (48,992)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro-Bobl 43 3/2026 EUR $ 5,870,488 $ (12,001)
Euro-BTP 26 3/2026 EUR 3,671,207 (5,643)
Euro-OAT 22 3/2026 EUR 3,117,782 (6,678)
Euro-Schatz 118 3/2026 EUR 14,808,954 9,707
Fcoj-a 1 3/2026 USD 30,180 693
Feeder Cattle 1 3/2026 USD 172,662 4,650
FTSE 100 Index 4 3/2026 GBP 535,999 4,678
FTSE/JSE Top 40 Index 13 3/2026 ZAR 858,393 13,297
FTSE/MIB Index 12 3/2026 EUR 3,176,777 40,207
KC HRW Wheat 19 3/2026 USD 489,012 (8,793)
LME Aluminum Base Metal 53 3/2026 USD 3,967,673 171,294
LME Copper Base Metal 16 3/2026 USD 4,976,200 482,737
LME Lead Base Metal 1 3/2026 USD 50,192 (412)
LME Nickel Base Metal 13 3/2026 USD 1,297,837 114,286
LME Zinc Base Metal 27 3/2026 USD 2,105,271 43,957
Long Gilt 10 3/2026 GBP 1,231,622 (992)
MSCI Emerging Markets Index 76 3/2026 USD 5,363,320 101,585
NASDAQ 100 E-Mini Index 5 3/2026 USD 2,545,675 (2,652)
Nikkei 225 Index 4 3/2026 JPY 1,287,028 3,884
Palladium 2 3/2026 USD 330,280 45,041
Red Wheat 6 3/2026 USD 172,200 (229)
Robusta Coffee 3 3/2026 USD 118,470 (5,604)
Russell 2000 E-Mini Index 23 3/2026 USD 2,872,700 (92,456)
S&P 500 E-Mini Index 174 3/2026 USD 59,964,750 63,350
S&P Midcap 400 E-Mini Index 10 3/2026 USD 3,325,200 (46,674)
S&P/TSX 60 Index 14 3/2026 CAD 3,798,273 24,307
Silver 4 3/2026 USD 1,412,060 404,544
Soybean Oil 4 3/2026 USD 116,544 (7,336)
TOPIX Index 10 3/2026 JPY 2,179,201 16,354
U.S. Treasury 10 Year Note 18 3/2026 USD 2,021,062 (10,038)
U.S. Treasury 2 Year Note 45 3/2026 USD 9,394,453 722
Wheat 34 3/2026 USD 861,900 (43,734)
CBOE Volatility Index 2 4/2026 USD 40,907 (2,282)
Platinum 1 4/2026 USD 102,210 (11,784)
Rapeseed 3 4/2026 EUR 79,326 26
CBOE Volatility Index 1 5/2026 USD 20,850 (852)
3 Month Euro Euribor 1 6/2026 EUR 287,806 (15)
90-Day New Zealand Bill 5 6/2026 NZD 2,860,552 (1,147)
3 Month SARON 27 9/2026 CHF 8,526,338 (4,308)
3 Month SONIA 66 9/2026 GBP 21,482,751 4,235
90-Day New Zealand Bill 3 9/2026 NZD 1,715,785 (1,229)
3 Month CORRA 33 12/2026 CAD 5,867,054 (4,375)
3 Month SARON 31 12/2026 CHF 9,787,543 (4,568)
3 Month SOFR 33 12/2026 USD 7,989,713 (101)
3 Month SONIA 65 12/2026 GBP 21,172,588 8,847
90-Day New Zealand Bill 2 12/2026 NZD 1,143,296 79
UK Allowances Carbon Dioxide Emissions 4 12/2026 GBP 361,628 39,481
3 Month CORRA 17 3/2027 CAD 3,019,325 (4,183)
3 Month Euro Euribor 23 3/2027 EUR 6,610,427 (6,843)
3 Month SARON 31 3/2027 CHF 9,784,118 (5,354)
3 Month SOFR 26 3/2027 USD 6,297,850 (479)
3 Month SONIA 65 3/2027 GBP 21,174,778 5,562
3 Month Euro Euribor 24 6/2027 EUR 6,892,901 (10,353)
3 Month SARON 8 6/2027 CHF 2,523,292 (2,422)
3 Month SONIA 24 6/2027 GBP 7,815,953 1,095
3 Month Euro Euribor 23 9/2027 EUR 6,601,304 (10,147)
3 Month SONIA 8 9/2027 GBP 2,604,239 2,054

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 22 12/2027 EUR $ 6,310,090 $ (3,641)
3 Month SONIA 8 12/2027 GBP 2,602,891 1,781
3 Month SONIA 8 3/2028 GBP 2,601,678 2,336
Total of long contracts 1,788,220
Short Contracts
CAC 40 10 Euro Index (7) 1/2026 EUR (670,781) (2,568)
CBOE Volatility Index (18) 1/2026 USD (297,585) 20,176
EURO STOXX 50 Volatility Index (16) 1/2026 EUR (30,085) 5,241
LME Aluminum Base Metal (2) 1/2026 USD (148,815) (10,608)
LME Aluminum Base Metal (1) 1/2026 USD (74,225) (6,350)
LME Aluminum Base Metal (1) 1/2026 USD (74,397) (5,712)
LME Aluminum Base Metal (1) 1/2026 USD (74,378) (5,582)
LME Aluminum Base Metal (1) 1/2026 USD (74,338) (4,793)
LME Aluminum Base Metal (6) 1/2026 USD (442,140) (38,033)
LME Aluminum Base Metal (8) 1/2026 USD (595,500) (32,571)
LME Aluminum Base Metal (3) 1/2026 USD (223,487) (6,316)
LME Aluminum Base Metal (3) 1/2026 USD (223,163) (18,059)
LME Aluminum Base Metal (3) 1/2026 USD (223,525) (7,303)
LME Copper Base Metal (1) 1/2026 USD (311,638) (44,803)
LME Copper Base Metal (1) 1/2026 USD (311,154) (33,178)
LME Copper Base Metal (1) 1/2026 USD (311,385) (44,456)
LME Copper Base Metal (1) 1/2026 USD (314,959) (52,537)
LME Copper Base Metal (1) 1/2026 USD (311,660) (48,351)
LME Copper Base Metal (1) 1/2026 USD (311,468) (45,320)
LME Copper Base Metal (1) 1/2026 USD (311,287) (39,227)
LME Lead Base Metal (1) 1/2026 USD (49,407) 127
LME Lead Base Metal (1) 1/2026 USD (49,631) 1,066
LME Lead Base Metal (1) 1/2026 USD (49,206) 701
LME Lead Base Metal (1) 1/2026 USD (49,345) 697
LME Nickel Base Metal (1) 1/2026 USD (99,273) (7,409)
LME Nickel Base Metal (1) 1/2026 USD (99,157) (8,334)
LME Nickel Base Metal (1) 1/2026 USD (99,317) (7,275)
LME Nickel Base Metal (4) 1/2026 USD (396,754) (32,797)
LME Nickel Base Metal (2) 1/2026 USD (198,605) (14,748)
LME Nickel Base Metal (2) 1/2026 USD (198,547) (16,654)
LME Nickel Base Metal (2) 1/2026 USD (198,343) (16,043)
LME Nickel Base Metal (2) 1/2026 USD (198,655) (15,866)
LME Zinc Base Metal (2) 1/2026 USD (154,589) (6,094)
LME Zinc Base Metal (2) 1/2026 USD (154,882) (2,220)
LME Zinc Base Metal (1) 1/2026 USD (77,152) (1,454)
LME Zinc Base Metal (1) 1/2026 USD (77,220) (3,298)
LME Zinc Base Metal (1) 1/2026 USD (77,220) (3,761)
LME Zinc Base Metal (1) 1/2026 USD (77,326) (2,023)
LME Zinc Base Metal (1) 1/2026 USD (77,199) (3,826)
LME Zinc Base Metal (1) 1/2026 USD (77,425) (423)
Natural Gas (10) 1/2026 EUR (222,397) (8,266)
NY Harbor ULSD (17) 1/2026 USD (1,514,751) 22,341
OMXS30 Index (37) 1/2026 SEK (1,163,572) (30,496)
RBOB Gasoline (33) 1/2026 USD (2,376,990) 37,198
EURO STOXX 50 Volatility Index (7) 2/2026 EUR (14,314) 1,316
LME Aluminum Base Metal (1) 2/2026 USD (74,559) (2,026)
LME Aluminum Base Metal (1) 2/2026 USD (74,584) (3,281)
LME Aluminum Base Metal (1) 2/2026 USD (74,571) (2,748)
LME Lead Base Metal (1) 2/2026 USD (49,702) 1,014
LME Nickel Base Metal (3) 2/2026 USD (298,175) (26,563)
LME Nickel Base Metal (4) 2/2026 USD (397,613) (34,744)
LNG Japan/Korea Marker (2) 2/2026 USD (192,220) (4,271)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Australia 10 Year Bond (25) 3/2026 AUD $ (1,825,911) $ (1,793)
Canada 10 Year Bond (34) 3/2026 CAD (2,992,634) 46,940
Canola (12) 3/2026 CAD (105,334) 4,653
Cocoa (10) 3/2026 USD (606,500) (53,492)
Cocoa (12) 3/2026 GBP (707,997) (10,504)
Cotton No. 2 (25) 3/2026 USD (803,375) 23,058
Crude Palm Oil (13) 3/2026 MYR (324,359) 368
DAX Index (1) 3/2026 EUR (725,392) (12,768)
Euro STOXX 50 Index (2) 3/2026 EUR (137,287) (1,977)
EURO STOXX 50 Volatility Index (2) 3/2026 EUR (4,278) 259
Euro-Bund (9) 3/2026 EUR (1,349,705) (1,507)
Euro-Buxl (9) 3/2026 EUR (1,164,717) 4,920
French Base Electricity (1) 3/2026 EUR (71,404) (4,713)
Japan 10 Year Bond (12) 3/2026 JPY (10,149,898) 58,345
LME Aluminum Base Metal (15) 3/2026 USD (1,122,926) (20,979)
LME Copper Base Metal (4) 3/2026 USD (1,244,050) (73,527)
LME Lead Base Metal (6) 3/2026 USD (301,153) (1,361)
LME Nickel Base Metal (38) 3/2026 USD (3,793,676) (391,006)
LME Zinc Base Metal (11) 3/2026 USD (857,703) (10,468)
Milling Wheat No. 2 (19) 3/2026 EUR (211,844) 1,613
MSCI EAFE Index (8) 3/2026 USD (1,160,840) (3,858)
Soybean (43) 3/2026 USD (2,252,125) 37,889
Soybean Meal (29) 3/2026 USD (868,260) 18,624
SPI 200 Index (13) 3/2026 AUD (1,881,727) (18,977)
U.S. Treasury 5 Year Note (18) 3/2026 USD (1,965,797) 8,791
U.S. Treasury Long Bond (16) 3/2026 USD (1,843,500) 8,076
U.S. Treasury Ultra Bond (4) 3/2026 USD (469,750) 2,630
90-Day Australian Bank Bill (24) 6/2026 AUD (15,861,909) 6,938
3 Month CORRA (21) 9/2026 CAD (3,736,449) 136
3 Month Euro Euribor (56) 9/2026 EUR (16,113,872) 4,823
3 Month SOFR (12) 9/2026 USD (2,900,700) (331)
90-Day Australian Bank Bill (24) 9/2026 AUD (15,857,263) 704
3 Month Euro Euribor (4) 12/2026 EUR (1,150,403) (224)
90-Day Australian Bank Bill (16) 12/2026 AUD (10,569,960) (934)
French Base Electricity (1) 12/2026 EUR (521,429) (14,372)
90-Day Australian Bank Bill (4) 3/2027 AUD (2,642,361) (413)
3 Month CORRA (8) 6/2027 CAD (1,419,402) (1,175)
3 Month SOFR (2) 6/2027 USD (484,400) (264)
3 Month SOFR (26) 9/2027 USD (6,294,925) 1,252
3 Month SOFR (26) 12/2027 USD (6,291,675) 2,290
3 Month SOFR (26) 3/2028 USD (6,287,775) 5,512
3 Month SOFR (9) 6/2028 USD (2,174,963) 3,245
3 Month SONIA (7) 6/2028 GBP (2,275,289) 124
Total of short contracts (993,963)
Net unrealized appreciation $ 794,257
Forward foreign currency exchange contracts outstanding as of December 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,537,500 USD 2,988,435 CITI 3/18/2026 $ 39,914
AUD 4,537,500 USD 2,988,429 JPMC 3/18/2026 39,920
CAD 10,049,210 USD 7,278,330 CITI 3/18/2026 65,992

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 10,049,210 USD 7,278,315 JPMC 3/18/2026 $ 66,007
CHF 587,002 USD 737,432 CITI 3/18/2026 9,344
CHF 586,998 USD 737,426 JPMC 3/18/2026 9,345
CLP 1,143,333,332 USD 1,230,791 CITI
**
3/18/2026 40,297
CLP 1,143,333,332 USD 1,230,788 JPMC
**
3/18/2026 40,299
CNY 37,451,000 USD 5,335,274 CITI
**
3/18/2026 56,568
CNY 37,451,000 USD 5,335,283 JPMC
**
3/18/2026 56,559
COP 1,602,423,114 USD 413,149 CITI
**
3/18/2026 811
COP 1,602,423,114 USD 413,148 JPMC
**
3/18/2026 812
CZK 91,875,000 USD 4,398,420 CITI 3/18/2026 75,747
CZK 91,875,000 USD 4,398,411 JPMC 3/18/2026 75,756
EUR 7,977,762 USD 9,335,434 CITI 3/18/2026 71,736
EUR 7,977,762 USD 9,335,415 JPMC 3/18/2026 71,755
GBP 2,509,000 USD 3,343,495 CITI 3/18/2026 37,889
GBP 2,509,000 USD 3,343,488 JPMC 3/18/2026 37,896
HUF 696,656,430 USD 2,095,120 CITI 3/18/2026 24,794
HUF 696,656,430 USD 2,095,116 JPMC 3/18/2026 24,798
INR 20,000,000 USD 220,692 CITI
**
3/18/2026 386
INR 20,000,000 USD 220,691 JPMC
**
3/18/2026 387
JPY 288,548,106 USD 1,852,938 CITI 3/18/2026 677
JPY 288,548,106 USD 1,852,934 JPMC 3/18/2026 680
KRW 2,400,000,000 USD 1,639,380 CITI
**
3/18/2026 26,952
KRW 2,400,000,000 USD 1,639,376 JPMC
**
3/18/2026 26,956
MXN 10,500,000 USD 567,154 CITI 3/18/2026 11,824
MXN 10,500,000 USD 567,153 JPMC 3/18/2026 11,825
NZD 2,675,500 USD 1,543,988 CITI 3/18/2026 642
NZD 2,675,500 USD 1,543,985 JPMC 3/18/2026 645
PEN 4,670,176 USD 1,378,670 CITI
**
3/18/2026 7,025
PEN 4,670,176 USD 1,378,667 JPMC
**
3/18/2026 7,027
PLN 3,646,000 USD 1,011,578 CITI 3/18/2026 3,622
PLN 3,646,000 USD 1,011,576 JPMC 3/18/2026 3,624
SEK 16,500,000 USD 1,785,110 CITI 3/18/2026 13,919
SEK 16,500,000 USD 1,785,106 JPMC 3/18/2026 13,923
SGD 5,056,999 USD 3,934,612 CITI 3/18/2026 18,108
SGD 5,057,001 USD 3,934,605 JPMC 3/18/2026 18,116
THB 1,500,000 USD 47,754 CITI 3/18/2026 107
THB 1,500,000 USD 47,754 JPMC 3/18/2026 107
USD 5,807,407 EUR 4,913,500 CITI 3/18/2026 13,535
USD 5,807,418 EUR 4,913,500 JPMC 3/18/2026 13,547
USD 165,318 HKD 1,283,000 CITI 3/18/2026 85
USD 165,318 HKD 1,283,000 JPMC 3/18/2026 85
USD 6,154,313 INR 552,524,246 CITI
**
3/18/2026 46,760
USD 6,154,325 INR 552,524,246 JPMC
**
3/18/2026 46,772
USD 2,490,955 JPY 385,000,000 CITI 3/18/2026 17,740
USD 2,490,960 JPY 385,000,000 JPMC 3/18/2026 17,745
USD 357,044 NOK 3,597,629 CITI 3/18/2026 222
USD 357,044 NOK 3,597,629 JPMC 3/18/2026 222
USD 891,201 PHP 52,500,000 CITI
**
3/18/2026 4,241
USD 891,166 PHP 52,500,000 JPMC
**
3/18/2026 4,206
USD 95,470 TWD 3,000,000 CITI
**
3/18/2026 112
USD 95,470 TWD 3,000,000 JPMC
**
3/18/2026 112
ZAR 103,062,500 USD 5,948,412 CITI 3/18/2026 243,525
ZAR 103,062,500 USD 5,948,401 JPMC 3/18/2026 243,537
USD 463,832 IDR 7,750,000,000 CITI
**
3/25/2026 699
USD 463,832 IDR 7,750,000,000 JPMC
**
3/25/2026 700
Total unrealized appreciation 1,666,636
AUD 1,911,000 USD 1,282,102 CITI 3/18/2026 (6,690)
AUD 1,911,000 USD 1,282,099 JPMC 3/18/2026 (6,689)

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 1,296,875 USD 237,186 CITI
**
3/18/2026 $ (4,460)
BRL 1,296,875 USD 237,186 JPMC
**
3/18/2026 (4,460)
CAD 3,522,790 USD 2,579,427 CITI 3/18/2026 (4,846)
CAD 3,522,790 USD 2,579,422 JPMC 3/18/2026 (4,840)
CHF 169,500 USD 216,439 CITI 3/18/2026 (803)
CHF 169,500 USD 216,438 JPMC 3/18/2026 (803)
COP 2,597,576,886 USD 676,429 CITI
**
3/18/2026 (5,386)
COP 2,597,576,886 USD 676,428 JPMC
**
3/18/2026 (5,386)
EUR 2,442,683 USD 2,886,841 CITI 3/18/2026 (6,493)
EUR 2,442,683 USD 2,886,836 JPMC 3/18/2026 (6,488)
GBP 837,000 USD 1,130,637 CITI 3/18/2026 (2,611)
GBP 837,000 USD 1,130,635 JPMC 3/18/2026 (2,608)
HUF 8,343,570 USD 25,396 CITI 3/18/2026 (7)
HUF 8,343,570 USD 25,396 JPMC 3/18/2026 (7)
JPY 674,876,425 USD 4,372,537 CITI 3/18/2026 (37,176)
JPY 674,876,425 USD 4,372,528 JPMC 3/18/2026 (37,165)
MXN 16,500,000 USD 911,544 CITI 3/18/2026 (1,721)
MXN 16,500,000 USD 911,542 JPMC 3/18/2026 (1,719)
NZD 6,144,500 USD 3,563,412 CITI 3/18/2026 (16,047)
NZD 6,144,500 USD 3,563,405 JPMC 3/18/2026 (16,039)
PEN 314,324 USD 93,327 CITI
**
3/18/2026 (64)
PEN 314,324 USD 93,327 JPMC
**
3/18/2026 (64)
PLN 280,500 USD 78,176 CITI 3/18/2026 (73)
PLN 280,500 USD 78,176 JPMC 3/18/2026 (73)
SEK 500,000 USD 54,686 CITI 3/18/2026 (170)
SEK 500,000 USD 54,686 JPMC 3/18/2026 (170)
SGD 932,000 USD 729,266 CITI 3/18/2026 (784)
SGD 932,000 USD 729,264 JPMC 3/18/2026 (782)
THB 2,000,000 USD 64,558 CITI 3/18/2026 (744)
THB 2,000,000 USD 64,558 JPMC 3/18/2026 (743)
TWD 95,198,740 USD 3,059,003 CITI
**
3/18/2026 (33,025)
TWD 95,198,740 USD 3,058,997 JPMC
**
3/18/2026 (33,020)
USD 6,617,412 AUD 10,166,000 CITI 3/18/2026 (167,425)
USD 6,617,426 AUD 10,166,000 JPMC 3/18/2026 (167,412)
USD 2,777,172 CAD 3,872,879 CITI 3/18/2026 (53,267)
USD 2,777,177 CAD 3,872,879 JPMC 3/18/2026 (53,261)
USD 6,691,415 CHF 5,330,002 CITI 3/18/2026 (89,338)
USD 6,691,423 CHF 5,329,998 JPMC 3/18/2026 (89,324)
USD 1,739,967 CZK 36,000,000 CITI 3/18/2026 (13,176)
USD 1,739,970 CZK 36,000,000 JPMC 3/18/2026 (13,173)
USD 52,204 DKK 334,500 CITI 3/18/2026 (649)
USD 52,204 DKK 334,500 JPMC 3/18/2026 (648)
USD 2,972,150 EUR 2,541,000 CITI 3/18/2026 (24,131)
USD 2,972,156 EUR 2,541,000 JPMC 3/18/2026 (24,126)
USD 4,660,367 GBP 3,529,520 CITI 3/18/2026 (96,374)
USD 4,660,376 GBP 3,529,520 JPMC 3/18/2026 (96,365)
USD 432,311 ILS 1,405,000 CITI 3/18/2026 (8,993)
USD 432,312 ILS 1,405,000 JPMC 3/18/2026 (8,993)
USD 1,090,721 INR 99,174,750 CITI
**
3/18/2026 (5,548)
USD 1,090,723 INR 99,174,750 JPMC
**
3/18/2026 (5,546)
USD 768,454 JPY 120,000,000 CITI 3/18/2026 (2,418)
USD 768,455 JPY 120,000,000 JPMC 3/18/2026 (2,417)
USD 102,239 KRW 150,000,000 CITI
**
3/18/2026 (1,907)
USD 102,239 KRW 150,000,000 JPMC
**
3/18/2026 (1,907)
USD 3,367 MXN 62,500 CITI 3/18/2026 (80)
USD 3,367 MXN 62,500 JPMC 3/18/2026 (80)
USD 2,932,952 NOK 29,930,620 CITI 3/18/2026 (35,643)
USD 2,932,958 NOK 29,930,620 JPMC 3/18/2026 (35,637)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2025
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,813,004 NZD 13,622,000 CITI 3/18/2026 $ (51,301)
USD 7,813,020 NZD 13,622,000 JPMC 3/18/2026 (51,285)
USD 295,090 PHP 17,500,000 CITI
**
3/18/2026 (563)
USD 295,068 PHP 17,500,000 JPMC
**
3/18/2026 (585)
USD 80,346 PLN 293,728 CITI 3/18/2026 (1,440)
USD 80,346 PLN 293,728 JPMC 3/18/2026 (1,440)
USD 2,801,831 SEK 26,598,750 CITI 3/18/2026 (98,285)
USD 2,801,837 SEK 26,598,750 JPMC 3/18/2026 (98,279)
USD 9,475,607 SGD 12,242,889 CITI 3/18/2026 (93,844)
USD 9,475,628 SGD 12,242,891 JPMC 3/18/2026 (93,825)
USD 3,077,304 THB 98,616,668 CITI 3/18/2026 (69,273)
USD 3,077,311 THB 98,616,668 JPMC 3/18/2026 (69,267)
USD 670,635 IDR 11,250,000,000 CITI
**
3/25/2026 (1,654)
USD 670,636 IDR 11,250,000,000 JPMC
**
3/25/2026 (1,653)
Total unrealized depreciation (1,872,688)
Net unrealized depreciation $ (206,052)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of December 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
07/27/2026
$463 $12 $1 $13

Consolidated Schedule of Investments
December 31, 2025
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2025

Collateral pledged to (received from) each counterparty at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 68,646 $ 68,646
CITI
Investment Companies 825,751 – 825,751
GSCO
Cash – 7,104,872 7,104,872
GSIN
Cash 3,626,669 – 3,626,669
JPMC
Cash 325,172 – 325,172
JPMS
Cash – 490,315 490,315
MSCL
Cash – 441,329 441,329
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at December 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 21,619 $ 21,619
JPPC
Cash – 60,780 60,780
MSCL
Cash – 1,396,495 1,396,495

Schedule of Investments
AQR Funds | Semi-Annual Report | December 2025
December 31, 2025
The accompanying notes are an integral part of these financial statements.
i
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Semi-Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.82%
Australian Bank-Bill Reference Rate (“BBR”): 3.55%
Australian Overnight Indexed Swap Rate (“AOISR”): 3.60%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.90%
Canadian Overnight Repo Rate Average (“CORRA”): 2.30%
Euro Short-Term Rate (“ESTR”): 1.92%
Federal Funds Floating Rate: 3.64%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.08%
Hong Kong Overnight Index Average (“HONIX”): 4.22%
Johannesburg Interbank Agreed Rate (“JIBAR”): 6.64%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 7.38%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.30%
Norwegian Overnight Weighted Average (“NOWA”): 4.00%
Overnight Bank Funding Rate (“OBFR”): 3.65%
Shekel Interbank Offered Rate (“SHIRON”): 4.25%
Singapore Overnight Rate Average (“SORA”): 0.89%
South African Overnight Index (“ZARONIA”): 6.61%
Sterling Overnight Index Average (“SONIA”): 3.73%
Swiss Average Rate Overnight (“SARON”): -0.08%
Tokyo Overnight Average Rate (“TONAR”): 0.73%
Warsaw Interbank Offered Rate (“WIBOR”): 3.94%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 731,144,799 $ 29,549,147 $ 1,739,850,389 $ 107,786,287
Investments in securities of affiliated issuers, at cost ............. — — 731,254,716 4,901,475,917
Investments in securities of unaffiliated issuers, at value .......... $ 928,318,573 $ 31,416,633 $ 1,738,747,409 $ 107,789,848
Investments in securities of affiliated issuers, at value ............ — — 731,368,771 5,330,308,353
Cash ................................................. 2,109,278 — 3,816,343 —
Cash denominated in foreign currencies
‡
...................... 982,522 49,127 4,978,901 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,721,652 245,501 255,096 —
Unrealized appreciation on OTC swaps ....................... 1,191,325 4,340 11,930,191 —
Deposits for securities sold short ............................ 47,626,223 2,956,070 11,528,220 —
Due from brokers ....................................... 4,274,972 5,580 54,957,403 —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ 1,538,073 , $ 74,939 , $ (541,658) and $ — , respectively ) ........................................... 2,732,763 166,621 416,340 —
Deposits with brokers for futures contracts ..................... 42,912,963 2,565,125 3,024,542 —
Variation margin on centrally cleared swaps .................... 81,677 3,081 3,332 —
Variation margin on futures contracts ......................... 74,460 1,087 250,495 —
Receivables:
Securities sold ....................................... 30,752 — 5,140,135 34,818,416
Foreign tax reclaims ................................... 470,106 1,508 35,524 —
Dividends and interest .................................. 1,440,269 51,154 6,103,705 338,525
Capital shares sold .................................... 641,992 65,101 8,088,159 16,030,734
Due from Investment Adviser ............................. — 20,696 — —
Due from custodian .................................... — — 4,009,800 —
Prepaid expenses .......................................
38,217 63,792 27,070 171,480
Total Assets 1,036,647,744 37,615,416 2,584,681,436 5,489,457,356
LIABILITIES:
Securities sold short, at value (proceeds   $ 687,321,736 , $ 16,445,844 ,
$ 392,113,591 and $ – , respectively ) .......................... 626,405,806 15,503,423 356,213,404 —
Written option contracts (premium-style) , at value (premiums $ 215,363 ,
$ 13,052 , $ – and $ – , respectively ) ........................... 179,936 10,905 — —
Due to custodian ........................................ — 1,475 — —
Due to brokers ......................................... 278,346 272 3,722,864 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 6,997,805 284,957 1,602,737 —
Unrealized depreciation on OTC swaps ....................... 618,667 8,217 7,125,751 —
Variation margin on futures contracts ......................... 1,561,654 208,835 160,900 —
Payables: – – – –
Securities purchased ................................... 5,353,393 — 88,816,832 47,038,440
Accrued investment advisory fees ......................... 384,218 — 1,781,225 —
Accrued distribution fees—Class N ........................ 3,997 1,994 9,319 45,500
Capital shares redeemed ............................... 3,436,891 — 319,697 2,019,342
Dividends and interest payable on securities sold short ......... 737,585 24,747 550,151 —
Other accrued expenses and liabilities ........................
147,404 76,624 421,093 964,615
Total Liabilities 646,105,702 16,121,449 460,723,973 50,067,897
Commitments and contingent liabilities
^
Net Assets $ 390,542,042 $ 21,493,967 $ 2,123,957,463 $ 5,439,389,459
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 324,821,645 $ 19,759,966 $ 2,131,021,500 $ 5,025,746,700
Total distributable earnings (loss) ...........................
65,720,397 1,734,001 (7,064,037) 413,642,759
Net Assets $ 390,542,042 $ 21,493,967 $ 2,123,957,463 $ 5,439,389,459

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
NET ASSETS:
Class I ............................................... $ 214,480,077 $ 7,905,280 $ 1,113,797,197 $ 4,375,455,902
Class N ............................................... 19,115,344 9,327,127 43,086,328 235,049,465
Class R6 .............................................. 156,946,621 4,261,560 967,073,938 828,884,092
SHARES OUTSTANDING: – – – –
Class I ............................................... 15,615,242 711,943 86,886,811 312,201,963
Class N ............................................... 1,401,365 840,799 3,363,373 16,832,731
Class R6 .............................................. 11,373,459 383,679 75,477,138 59,031,843
NET ASSET VALUE: – – – –
Class I ............................................... $ 13.74 $ 11.10 $ 12.82 $ 14.01
Class N ............................................... $ 13.64 $ 11.09 $ 12.81 $ 13.96
Class R6 .............................................. $ 13.80 $ 11.11 $ 12.81 $ 14.04
‡
Cash denominated in foreign currencies, at cost ............... $ 974,640 $ 48,998 $ 4,999,829 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 6,853,206,652 $ 16,615,496,901 $ 95,359,928 $ 643,988,923
Investments in securities of affiliated issuers, at cost ............. 1,544,674,470 2,255,170,871 — —
Investments in securities of unaffiliated issuers, at value .......... $ 7,632,348,179 $ 18,474,419,662 $ 98,248,450 $ 640,877,872
Investments in securities of affiliated issuers, at value ............ 1,544,776,217 2,255,270,811 — —
Cash ................................................. 1,761,284 3,131,859 — —
Cash denominated in foreign currencies
‡
...................... 5,673,362 21,014,045 7,088 3,474,608
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,293,772 16,189,272 4,390 14,672,929
Unrealized appreciation on OTC swaps ....................... 13 4,131,556 — 2,037,019
Deposits for securities sold short ............................ 518,532,025 993,180,229 7,989,595 —
Due from brokers ....................................... — 5,294,171 — —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $ — , $ — , $ — and $ 18,210,755 , respectively ) ........ — — — 24,367,244
Deposits with brokers for futures contracts ..................... — 191,382,203 1,999,953 43,162,376
Variation margin on centrally cleared swaps .................... — — — 30,510
Variation margin on futures contracts ......................... — — — 343,851
Receivables:
Securities sold ....................................... — — 3,107,825 313,799
Foreign tax reclaims ................................... 1,202,742 4,090,580 3,966 9,911
Dividends and interest .................................. 10,384,422 19,634,235 79,508 1,113,080
Capital shares sold .................................... 9,943,235 27,698,794 124,131 5,488,877
Prepaid expenses .......................................
80,898 180,271 37,366 23,944
Total Assets 9,725,996,149 22,015,617,688 111,602,272 735,916,020
LIABILITIES:
Securities sold short, at value (proceeds   $ 6,430,591,086 ,
$ 14,359,258,753 , $ 77,967,694 and $ – , respectively ) ............. 6,240,552,589 13,980,325,107 76,817,981 —
Written option contracts (premium-style) , at value (premiums $ – , $ – , $ –
and $ 358,938 , respectively ) ............................... — — — 299,893
Due to custodian ........................................ — — 1,733 56,512
Due to brokers ......................................... 140 4,067,463 — 651,067
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,886,568 8,251,045 1,223 20,148,661
Unrealized depreciation on OTC swaps ....................... — 75,264 — 1,284,617
Variation margin on centrally cleared swaps .................... — — — 387
Variation margin on futures contracts ......................... — 18,078,228 240,094 1,337,895
Payables: – – – –
Securities purchased ................................... 117,890,821 7,187 3,667,441 24,776,641
Accrued investment advisory fees ......................... 2,892,358 7,064,862 7,135 569,630
Accrued distribution fees—Class N ........................ 43,455 124,945 1,297 568
Capital shares redeemed ............................... 19,929,393 6,305,991 — 31,192
Dividends and interest payable on securities sold short and/or reverse repurchase agreements .......................... 10,545,529 21,927,590 89,355 —
Other accrued expenses and liabilities ........................
549,615 1,563,723 60,249 165,203
Total Liabilities 6,396,290,468 14,047,791,405 80,886,508 49,322,266
Commitments and contingent liabilities
^
Net Assets $ 3,329,705,681 $ 7,967,826,283 $ 30,715,764 $ 686,593,754
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 2,886,476,058 $ 6,421,898,596 $ 28,751,739 $ 696,149,002
Total distributable earnings (loss) ...........................
443,229,623 1,545,927,687 1,964,025 (9,555,248)
Net Assets $ 3,329,705,681 $ 7,967,826,283 $ 30,715,764 $ 686,593,754

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
NET ASSETS:
Class I ............................................... $ 1,650,158,313 $ 7,248,650,984 $ 22,279,053 $ 28,476,811
Class N ............................................... 212,788,767 637,432,298 8,376,100 2,345,047
Class R6 .............................................. 1,466,758,601 81,743,001 60,611 655,771,896
SHARES OUTSTANDING: – – – –
Class I ............................................... 132,155,652 342,600,234 1,851,926 2,911,553
Class N ............................................... 17,439,754 31,004,580 696,590 242,947
Class R6 .............................................. 116,716,555 3,824,027 5,036 66,897,683
NET ASSET VALUE: – – – –
Class I ............................................... $ 12.49 $ 21.16 $ 12.03 $ 9.78
Class N ............................................... $ 12.20 $ 20.56 $ 12.02 $ 9.65
Class R6 .............................................. $ 12.57 $ 21.38 $ 12.03 $ 9.80
‡
Cash denominated in foreign currencies, at cost ............... $ 5,719,446 $ 20,964,492 $ 7,039 $ 3,479,881
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 3,927,108,615 $ 1,786,562,610 $ 55,693,151 $ 151,195,499
Investments in securities of unaffiliated issuers, at value .......... $ 4,348,052,157 $ 1,973,591,235 $ 59,030,046 $ 159,190,613
Cash ................................................. 983,269 — — —
Cash denominated in foreign currencies
‡
...................... 3,431,386 2,311,519 29,991 38,872
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 37,745,731 21,388,085 227,489 927,321
Unrealized appreciation on OTC swaps ....................... 2,586,820 1,553,196 13,901 57,733
Deposits for securities sold short ............................ 181,382,630 233,087,380 4,158,254 12,470,877
Due from brokers ....................................... — — 2,594 949
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $ 14,389,275 , $ 8,160,445 , $ 77,098 and $ 431,492 , respectively ) ........................................... 25,658,457 14,742,796 247,263 973,239
Deposits with brokers for futures contracts ..................... 160,508,701 93,888,094 2,187,724 6,016,175
Variation margin on centrally cleared swaps .................... 561,070 312,630 4,007 6,039
Variation margin on futures contracts ......................... 1,427,024 735,218 7,257 24,888
Receivables:
Securities sold ....................................... 1,048,960 505,448 — 3,113
Foreign tax reclaims ................................... 592,647 313,865 4,331 9,819
Dividends and interest .................................. 3,994,652 2,508,650 72,733 188,185
Capital shares sold .................................... 3,968,182 1,946,403 9,600 596,126
Due from Investment Adviser ............................. — — 1,427 —
Prepaid expenses .......................................
30,860 37,677 66,193 82,212
Total Assets 4,771,972,546 2,346,922,196 66,062,810 180,586,161
LIABILITIES:
Securities sold short, at value (proceeds   $ 2,464,131,101 ,
$ 1,428,803,893 , $ 42,979,036 and $ 125,902,558 , respectively ) ..... 2,270,073,496 1,364,664,282 41,930,994 123,281,152
Written option contracts (premium-style) , at value (premiums
$ 1,298,702 , $ 743,980 , $ 6,526 and $ 26,105 , respectively ) ......... 1,085,066 621,596 5,453 21,810
Due to custodian ........................................ — 17,248 1,760 4,748
Due to brokers ......................................... 2,798,282 857,710 392 284,933
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 45,113,005 24,841,702 329,487 1,328,608
Unrealized depreciation on OTC swaps ....................... 1,257,893 677,859 10,922 36,128
Variation margin on futures contracts ......................... 13,059,316 7,961,995 182,844 499,368
Payables: – – – –
Securities purchased ................................... 11,899,372 7,769,328 — 3,366
Accrued investment advisory fees ......................... 2,114,363 1,139,354 — 107,506
Accrued distribution fees—Class N ........................ 15,433 4,688 382 3,096
Capital shares redeemed ............................... 592,012 19,378,841 — 6,706
Dividends and interest payable on securities sold short ......... 3,710,085 2,070,712 73,720 219,555
Other accrued expenses and liabilities ........................
534,595 143,220 65,075 71,452
Total Liabilities 2,352,252,918 1,430,148,535 42,601,029 125,868,428
Commitments and contingent liabilities
^
Net Assets $ 2,419,719,628 $ 916,773,661 $ 23,461,781 $ 54,717,733
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 3,117,957,691 $ 885,031,044 $ 20,768,458 $ 49,610,884
Total distributable earnings (loss) ...........................
(698,238,063) 31,742,617 2,693,323 5,106,849
Net Assets $ 2,419,719,628 $ 916,773,661 $ 23,461,781 $ 54,717,733

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
NET ASSETS:
Class I ............................................... $ 2,135,303,602 $ 208,640,853 $ 5,203,027 $ 38,330,555
Class N ............................................... 74,608,845 24,327,470 2,047,623 16,330,293
Class R6 .............................................. 209,807,181 683,805,338 16,211,131 56,885
SHARES OUTSTANDING: – – – –
Class I ............................................... 223,050,082 21,178,550 453,681 3,239,486
Class N ............................................... 7,874,570 2,454,070 178,689 1,381,594
Class R6 .............................................. 21,873,308 69,138,892 1,412,936 4,805
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.57 $ 9.85 $ 11.47 $ 11.83
Class N ............................................... $ 9.47 $ 9.91 $ 11.46 $ 11.82
Class R6 .............................................. $ 9.59 $ 9.89 $ 11.47 $ 11.84
‡
Cash denominated in foreign currencies, at cost ............... $ 3,451,577 $ 2,362,580 $ 29,802 $ 38,563
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 1,675,635,770 $ 514,506,796 $ 3,395,744,218 $ 169,516,666
Investments in securities of affiliated issuers, at cost ............. — 609,159,128 612,937,873 —
Investments in securities of unaffiliated issuers, at value .......... $ 1,943,536,498 $ 514,746,127 $ 4,241,663,080 $ 184,496,706
Investments in securities of affiliated issuers, at value ............ — 609,251,471 613,001,339 —
Cash ................................................. 7,913 — 979,708 —
Cash denominated in foreign currencies
‡
...................... 6,013,058 — 8,944,105 66,896
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 13,924,189 — 17,881,608 1,666,636
Unrealized appreciation on OTC swaps ....................... 1,376,228 4,287 12,332,536 111,918
Deposits for securities sold short ............................ — — — 21,395,223
Due from brokers ....................................... — — 4,950,465 3,991,102
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $ — , $ — , $ 11,420,184 and $ 591,281 , respectively ) .... — — 19,458,580 1,148,086
Deposits with brokers for futures contracts ..................... 107,557,838 85,579,757 204,516,102 11,431,008
Variation margin on centrally cleared swaps .................... — — 617,283 23,723
Variation margin on futures contracts ......................... 336,959 645 9,891,254 16,145
Receivables:
Securities sold ....................................... 122,584 — 314,953 9,462
Foreign tax reclaims ................................... 360,709 — 1,259,919 21,140
Dividends and interest .................................. 3,815,147 1,862,016 5,930,171 373,869
Capital shares sold .................................... 24,751,310 4,425,968 6,985,525 1,035,789
Prepaid expenses .......................................
31,813 42,693 61,593 48,225
Total Assets 2,101,834,246 1,215,912,964 5,148,788,221 225,835,928
LIABILITIES:
Securities sold short, at value (proceeds   $ 246,617,285 , $ – ,
$ 3,389,436,628 and $ 110,566,934 , respectively ) ................ 221,866,682 — 3,215,166,281 104,505,691
Written option contracts (premium-style) , at value (premiums $ – , $ – ,
$ 998,499 and $ 58,735 , respectively ) ......................... — — 834,247 49,073
Due to custodian ........................................ — — — 2,202
Due to brokers ......................................... 1,172,110 114 5,492,294 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 20,252,572 — 38,957,234 1,872,688
Unrealized depreciation on OTC swaps ....................... 519,240 299,137 5,250,789 52,344
Variation margin on futures contracts ......................... 8,098,513 10,618,565 — 1,239,737
Payables: – – – –
Securities purchased ................................... 185,046 46,231,875 21,008,912 2,302,340
Accrued investment advisory fees ......................... 907,772 817,505 2,038,534 74,283
Accrued distribution fees—Class N ........................ 4,131 17,705 16,253 8,672
Capital shares redeemed ............................... 76,098 16,446,676 735,513 161,926
Dividends and interest payable on securities sold short ......... 219,610 — 4,921,398 160,187
Other accrued expenses and liabilities ........................
315,935 389,253 273,172 96,477
Total Liabilities 253,617,709 74,820,830 3,294,694,627 110,525,620
Commitments and contingent liabilities
^
Net Assets $ 1,848,216,537 $ 1,141,092,134 $ 1,854,093,594 $ 115,310,308
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 1,663,397,985 $ 1,086,381,614 $ 1,892,580,898 $ 98,930,946
Total distributable earnings (loss) ...........................
184,818,552 54,710,520 (38,487,304) 16,379,362
Net Assets $ 1,848,216,537 $ 1,141,092,134 $ 1,854,093,594 $ 115,310,308

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
NET ASSETS:
Class I ............................................... $ 193,535,933 $ 807,994,661 $ 848,782,829 $ 72,683,660
Class N ............................................... 19,602,388 83,973,555 76,608,189 42,599,058
Class R6 .............................................. 1,635,078,216 249,123,918 928,702,576 27,590
SHARES OUTSTANDING: – – – –
Class I ............................................... 16,215,433 87,208,776 98,121,416 4,524,347
Class N ............................................... 1,649,268 9,293,965 8,977,639 2,657,116
Class R6 .............................................. 137,139,824 26,701,472 106,671,069 1,711
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.94 $ 9.27 $ 8.65 $ 16.07
Class N ............................................... $ 11.89 $ 9.04 $ 8.53 $ 16.03
Class R6 .............................................. $ 11.92 $ 9.33 $ 8.71 $ 16.12
‡
Cash denominated in foreign currencies, at cost ............... $ 6,002,061 $ — $ 8,932,533 $ 67,305
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX FUSION
FUND
*‡
AQR DIVERSIFIED
ARBITRAGE FUND
AQR DIVERSIFYING
STRATEGIES FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 19,831,068 $ 356,736 $ 7,024,388 $ 3,023,150
Affiliated issuers ................................ — — 23,924,298 128,368,906
Interest income ................................... 1,448,966 74,865 50,466,562 —
Income on securities sold short, net .................... — 17,256 — —
Total Income 21,280,034 448,857 81,415,248 131,392,056
EXPENSES:
Investment advisory fees ............................ 3,718,830 95,905 19,394,689 —
Custody fees ..................................... 23,031 8,550 91,183 101,122
Administration & accounting fees ...................... 102,170 3,039 650,169 260,505
Legal fees ....................................... 16,634 5,132 72,770 107,092
Audit & tax fees ................................... 146,843 115,360 185,004 42,213
Shareholder reporting fees .......................... 39,474 14,393 97,081 216,546
Transfer agent fees ................................ 186,254 16,148 1,099,754 3,094,896
Trustee fees ..................................... 20,968 3,388 104,763 162,791
Offering costs .................................... — 34,563 — —
Distribution fees—Class N ........................... 46,239 7,787 109,171 482,424
Dividends on securities sold short ..................... 8,735,793 116,905 6,620,213 —
Fees on securities sold short, net ..................... 2,271,831 — 3,156,821 —
Interest expense .................................. 55,364 — 325,599 —
Recoupment of reimbursement ....................... — — 412,588 37,177
Registration fees .................................. 63,610 39,526 77,349 356,640
Other expenses .................................. 45,564 7,543 206,160 216,809
Total Expenses 15,472,605 468,239 32,603,314 5,078,215
Less expense reimbursements ....................... (156,914) (231,391) — —
Net Expenses 15,315,691 236,848 32,603,314 5,078,215
Net Investment Income (Loss) 5,964,343 212,009 48,811,934 126,313,841
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 17,684,393 (605,152) 209,612,558 1,677
Transactions in investment securities of affiliated issuers .. — — 39,558 (907,399)
Settlement of foreign currency and foreign currency
transactions ................................. (874,148) (6,553) (10,642) —
Settlement of forward foreign currency exchange contracts (8,303,640) (56,263) 1,293,926 —
Expiration or closing of futures contracts .............. 11,476,189 2,298,586 (2,588,080) —
Closed short positions in securities .................. (47,693,935) (1,419,000) (132,027,956) —
Expiration or closing of swap contracts ............... 4,394,205 (169,372) 11,077,519 —
Expiration or closing of written option contracts (premium-
style) ....................................... — — (982,424) —
Net realized gain (loss) (23,316,936) 42,246 86,414,459 (905,722)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 88,989,102 1,867,486 (45,450,632) (3,152)
Investment securities of affiliated issuers ............. — — (95,106) 390,349,659
Foreign currency and foreign currency transactions ...... 74,005 1,036 180,842 —
Forward foreign currency exchange contracts .......... (5,224,404) (39,456) (2,315,870) —
Futures contracts ............................... 1,133,114 65,670 391,252 —
Short positions in securities ........................ (5,783,554) 942,421 44,390,815 —
Swap contracts ................................. 2,118,938 60,256 18,074,056 —
Written option contracts .......................... 35,427 2,147 — —
Net change in unrealized appreciation (depreciation) 81,342,628 2,899,560 15,175,357 390,346,507
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 58,025,692 2,941,806 101,589,816 389,440,785
Net increase (decrease) in net assets resulting from
operations $ 63,990,035 $ 3,153,815 $ 150,401,750 $ 515,754,626
†
Net of foreign taxes withheld of ...................... $ 874,068 $ 5,374 $ 9,156 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
‡ Commenced operations on June 18, 2025.

Statements of Operations

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR EQUITY
MARKET NEUTRAL
FUND
AQR LONG-SHORT
EQUITY FUND
AQR LSE FUSION
FUND
‡
AQR MACRO
OPPORTUNITIES
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 85,141,231 $ 202,444,828 $ 320,901 $ 10,221,069
Affiliated issuers ................................ 37,405,034 56,148,950 — —
Interest income ................................... 28,043,846 99,394,585 49,400 7,424,949
Total Income 150,590,111 357,988,363 370,301 17,646,018
EXPENSES:
Investment advisory fees ............................ 21,783,143 53,991,467 110,197 4,636,808
Custody fees ..................................... 42,555 137,892 3,476 80,828
Administration & accounting fees ...................... 641,338 1,584,638 1,676 150,174
Legal fees ....................................... 62,906 144,717 334 19,364
Audit & tax fees ................................... 128,323 137,651 99,584 123,513
Shareholder reporting fees .......................... 81,968 225,363 12,507 24,351
Transfer agent fees ................................ 1,200,222 4,115,742 13,448 55,839
Trustee fees ..................................... 94,417 228,255 3,184 26,905
Offering costs .................................... — — 17,512 —
Distribution fees—Class N ........................... 369,253 934,586 4,088 5,209
Dividends on securities sold short ..................... 78,514,117 190,518,860 251,821 —
Fees on securities sold short, net ..................... 14,272,845 29,535,042 23,131 —
Interest expense .................................. 97,520 264,701 — 1,177,755
Recoupment of reimbursement ....................... 481,322 134,382 — 43,363
Registration fees .................................. 140,495 308,357 35,607 54,076
Other expenses .................................. 110,923 295,276 5,700 34,585
Total Expenses 118,021,347 282,556,929 582,265 6,432,770
Less expense reimbursements ....................... — — (183,005) (99,572)
Net Expenses 118,021,347 282,556,929 399,260 6,333,198
Net Investment Income (Loss) 32,568,764 75,431,434 (28,959) 11,312,820
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 179,504,886 415,892,163 (736,389) 4,350,521
Transactions in investment securities of affiliated issuers .. (45,319) 46,342 — —
Settlement of foreign currency and foreign currency
transactions ................................. (426,455) 1,249,242 1,785 (1,554,856)
Settlement of forward foreign currency exchange contracts 1,892,527 6,130,631 15,727 (20,691,996)
Expiration or closing of futures contracts .............. — 279,350,050 742,323 13,843,532
Closed short positions in securities .................. (475,052,018) (922,856,728) (2,135,567) —
Expiration or closing of swap contracts ............... (17) 29,691,258 — 5,759,295
Net realized gain (loss) (294,126,396) (190,497,042) (2,112,121) 1,706,496
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 655,143,785 1,523,462,941 2,888,522 (4,434,059)
Investment securities of affiliated issuers ............. 4,599 (54,591) — —
Foreign currency and foreign currency transactions ...... 69,477 483,569 143 45,828
Forward foreign currency exchange contracts .......... (4,125,440) 10,742,628 3,167 (7,125,785)
Futures contracts ............................... — 29,983,736 88,536 1,566,301
Short positions in securities ........................ 47,062,991 (6,675,681) 1,149,713 —
Swap contracts ................................. 26 5,733,336 — 6,816,597
Written option contracts .......................... — — — 59,045
Net change in unrealized appreciation (depreciation) 698,155,438 1,563,675,938 4,130,081 (3,072,073)
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 404,029,042 1,373,178,896 2,017,960 (1,365,577)
Net increase (decrease) in net assets resulting from
operations $ 436,597,806 $ 1,448,610,330 $ 1,989,001 $ 9,947,243
†
Net of foreign taxes withheld of ...................... $ 6,240,545 $ 14,173,259 $ 10,918 $ 919
‡ Commenced operations on June 25, 2025.
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
‡
AQR MS FUSION
HV FUND
‡
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 34,500,437 $ 21,435,163 $ 486,324 $ 858,793
Affiliated issuers ................................ 17,362,633 — — —
Interest income ................................... 49,161,701 12,799,584 92,385 101,985
Income on securities sold short, net .................... — 649,081 — —
Total Income 101,024,771 34,883,828 578,709 960,778
EXPENSES:
Investment advisory fees ............................ 20,635,018 9,287,473 192,695 528,948
Custody fees ..................................... 111,201 74,467 6,808 7,193
Administration & accounting fees ...................... 649,135 207,862 3,140 4,463
Legal fees ....................................... 69,312 28,016 995 558
Audit & tax fees ................................... 161,453 160,966 109,791 109,793
Shareholder reporting fees .......................... 224,068 39,466 12,383 12,789
Transfer agent fees ................................ 1,694,596 185,622 12,183 22,722
Trustee fees ..................................... 100,098 34,795 3,399 3,558
Offering costs .................................... — — 28,717 21,286
Distribution fees—Class N ........................... 159,985 34,320 1,621 11,398
Dividends on securities sold short ..................... 34,957,514 17,109,271 292,909 663,146
Fees on securities sold short, net ..................... 719,421 — 36,286 67,035
Interest expense .................................. 413,749 133,565 5,794 10,742
Recoupment of reimbursement ....................... 178,823 69,366 — —
Registration fees .................................. 96,336 83,883 37,526 44,351
Other expenses .................................. 225,883 54,353 7,830 7,865
Total Expenses 60,396,592 27,503,425 752,077 1,515,847
Less expense reimbursements ....................... (14,670) (101,958) (209,815) (204,864)
Net Expenses 60,381,922 27,401,467 542,262 1,310,983
Net Investment Income (Loss) 40,642,849 7,482,361 36,447 (350,205)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (32,942,392) 493,860 (858,239) (1,999,359)
Transactions in investment securities of affiliated issuers .. 75,619 — — —
Settlement of foreign currency and foreign currency
transactions ................................. (7,252,553) (3,287,101) (9,320) (16,643)
Settlement of forward foreign currency exchange contracts (14,632,398) (8,101,557) (226,552) (780,999)
Expiration or closing of futures contracts .............. 82,952,211 35,013,425 2,200,626 2,443,754
Closed short positions in securities .................. (239,285,169) (116,978,312) (2,556,086) (4,574,860)
Expiration or closing of swap contracts ............... 18,951,965 5,592,237 (277,023) (532,306)
Net realized gain (loss) (192,132,717) (87,267,448) (1,726,594) (5,460,413)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 357,634,027 168,412,995 3,336,895 7,995,114
Investment securities of affiliated issuers ............. (110,458) — — —
Foreign currency and foreign currency transactions ...... 2,087,116 294,825 2,270 6,748
Forward foreign currency exchange contracts .......... (21,144,509) (7,590,888) (101,998) (401,287)
Futures contracts ............................... (9,857,828) 1,585,303 100,081 260,555
Short positions in securities ........................ 103,231,710 36,462,996 1,048,042 2,621,406
Swap contracts ................................. 7,932,362 5,207,626 105,666 320,060
Written option contracts .......................... 213,636 122,384 1,073 4,295
Net change in unrealized appreciation (depreciation) 439,986,056 204,495,241 4,492,029 10,806,891
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 247,853,339 117,227,793 2,765,435 5,346,478
Net increase (decrease) in net assets resulting from
operations $ 288,496,188 $ 124,710,154 $ 2,801,882 $ 4,996,273
†
Net of foreign taxes withheld of ...................... $ 2,077,694 $ 891,179 $ 12,924 $ 28,251
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
‡ Commenced operations on June 25, 2025.

Statements of Operations

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR MULTI-ASSET
FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND TOTAL
RETURN FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 19,926,380 $ — $ 76,218,855 $ 3,129,008
Affiliated issuers ................................ — 17,681,325 21,979,373 —
Interest income ................................... 21,812,657 15,459,178 17,794,921 264,552
Income on securities sold short, net .................... — — — 53,765
Total Income 41,739,037 33,140,503 115,993,149 3,447,325
EXPENSES:
Investment advisory fees ............................ 7,631,224 6,890,212 19,809,564 704,561
Custody fees ..................................... 77,728 29,933 48,408 33,508
Administration & accounting fees ...................... 412,650 283,577 504,745 21,981
Legal fees ....................................... 47,125 35,983 57,597 10,873
Audit & tax fees ................................... 148,940 117,584 174,546 154,595
Shareholder reporting fees .......................... 33,047 99,441 83,290 22,745
Transfer agent fees ................................ 218,639 679,602 758,053 76,454
Trustee fees ..................................... 64,140 46,970 80,670 9,047
Distribution fees—Class N ........................... 39,203 156,914 160,427 73,510
Dividends on securities sold short ..................... 1,619,039 — 54,659,469 1,328,047
Fees on securities sold short, net ..................... 1,017,720 — 15,033,845 —
Interest expense .................................. 108,023 32,249 288,661 4,358
Recoupment of reimbursement ....................... 312,795 129,750 235,110 —
Registration fees .................................. 56,899 184,265 116,769 72,511
Other expenses .................................. 69,226 77,562 210,684 30,975
Total Expenses 11,856,398 8,764,042 92,221,838 2,543,165
Less expense reimbursements ....................... (3,771) (41,090) — (296,825)
Net Expenses 11,852,627 8,722,952 92,221,838 2,246,340
Net Investment Income (Loss) 29,886,410 24,417,551 23,771,311 1,200,985
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 5,511,512 (59,735) 8,616,664 (2,377,504)
Transactions in investment securities of affiliated issuers .. — 9,719 (12,333) —
Settlement of foreign currency and foreign currency
transactions ................................. 221,508 (219,900) (3,564,369) (171,787)
Settlement of forward foreign currency exchange contracts (17,254,379) — (60,708,680) (688,610)
Expiration or closing of futures contracts .............. 29,109,071 108,002,377 (38,764,938) 5,805,374
Closed short positions in securities .................. (40,373,673) — (330,951,846) (6,898,398)
Expiration or closing of swap contracts ............... (13,677,442) 3,976,604 (12,007,799) 58,777
Net realized gain (loss) (36,463,403) 111,709,065 (437,393,301) (4,272,148)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 202,410,451 35,889 646,544,469 14,299,119
Investment securities of affiliated issuers ............. — (54,186) (35,260) —
Foreign currency and foreign currency transactions ...... 8,881 14,136 176,139 22,501
Forward foreign currency exchange contracts .......... (8,378,799) — (29,807,622) (642,007)
Futures contracts ............................... 12,822,443 36,666,423 (22,402,343) 732,411
Short positions in securities ........................ 14,625,241 — 5,614,426 2,007,077
Swap contracts ................................. 1,173,003 (294,850) 15,175,621 343,465
Written option contracts .......................... — — 164,252 9,662
Net change in unrealized appreciation (depreciation) 222,661,220 36,367,412 615,429,682 16,772,228
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 186,197,817 148,076,477 178,036,381 12,500,080
Net increase (decrease) in net assets resulting from
operations $ 216,084,227 $ 172,494,028 $ 201,807,692 $ 13,701,065
†
Net of foreign taxes withheld of ...................... $ 671,069 $ — $ 4,824,091 $ 105,268
*
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE PERIOD
06/18/25
**
- 12/31/25
OPERATIONS:
Net investment income (loss) ......................................... $ 5,964,343 $ 5,877,625 $ 212,009
Net realized gain (loss) .............................................. (23,316,936) (44,523,927) 42,246
Net change in unrealized appreciation (depreciation) ........................ 81,342,628 70,039,513 2,899,560
Net increase (decrease) in net assets resulting from operations 63,990,035 31,393,211 3,153,815
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................ (3,051,919) (1,643,617) (579,675)
Class N ....................................................... (192,161) (213,529) (613,070)
Class R6 ...................................................... (2,361,532) (3,096,603) (375,824)
Total distributions (5,605,612) (4,953,749) (1,568,569)
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 159,765,365 88,149,579 8,247,335
Reinvestment of distributions .......................................... 3,010,447 1,597,461 536,263
Cost of shares redeemed ............................................ (50,867,262) (76,597,523) (810,558)
Net increase (decrease) from capital transactions 111,908,550 13,149,517 7,973,040
CLASS N — — —
Proceeds from shares sold ........................................... 39,684,662 11,952,337 15,626,932
Reinvestment of distributions .......................................... 191,592 213,529 565,651
Cost of shares redeemed ............................................ (32,708,261) (9,880,590) (7,054,369)
Net increase (decrease) from capital transactions 7,167,993 2,285,276 9,138,214
CLASS R6 — — —
Proceeds from shares sold ........................................... 5,961,382 22,843,184 12,072,949
Reinvestment of distributions .......................................... 2,355,394 3,089,120 557
Cost of shares redeemed ............................................ (15,894,987) (17,293,948) (9,276,039)
Net increase (decrease) from capital transactions (7,578,211) 8,638,356 2,797,467
Net increase (decrease) in net assets resulting from capital transactions 111,498,332 24,073,149 19,908,721
Total increase (decrease) in net assets 169,882,755 50,512,611 21,493,967
NET ASSETS:
Beginning of period ................................................. 220,659,287 170,146,676 —
End of period .................................................... $ 390,542,042 $ 220,659,287 $ 21,493,967
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE PERIOD
06/18/25
**
- 12/31/25
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. 6,634,552 5,531,350 —
Shares sold ...................................................... 12,792,418 7,608,379 733,705
Shares issued on reinvestment of distributions ............................ 223,327 141,997 49,654
Shares redeemed .................................................. (4,035,055) (6,647,174) (71,416)
Shares outstanding, end of period 15,615,242 6,634,552 711,943
CLASS N
Shares outstanding, beginning of period ................................. 876,359 668,409 —
Shares sold ...................................................... 3,180,977 1,064,670 1,411,081
Shares issued on reinvestment of distributions ............................ 14,309 19,133 52,424
Shares redeemed .................................................. (2,670,280) (875,853) (622,706)
Shares outstanding, end of period 1,401,365 876,359 840,799
CLASS R6
Shares outstanding, beginning of period ................................. 11,982,688 11,220,343 —
Shares sold ...................................................... 472,250 2,006,003 1,206,387
Shares issued on reinvestment of distributions ............................ 173,958 273,616 52
Shares redeemed .................................................. (1,255,437) (1,517,274) (822,760)
Shares outstanding, end of period 11,373,459 11,982,688 383,679
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 48,811,934 $ 59,691,012 $ 126,313,841 $ 45,873,785
Net realized gain (loss) ............................. 86,414,459 (34,330,740) (905,722) (6,033,878)
Net change in unrealized appreciation (depreciation) ....... 15,175,357 33,571,230 390,346,507 49,382,456
Net increase (decrease) in net assets resulting from
operations 150,401,750 58,931,502 515,754,626 89,222,363
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (23,170,576) (15,315,533) (93,145,584) (42,067,155)
Class N ...................................... (789,722) (421,892) (4,279,120) (2,225,241)
Class R6 ..................................... (20,465,870) (9,462,504) (18,720,078) (1,577,579)
Total distributions (44,426,168) (25,199,929) (116,144,782) (45,869,975)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 260,775,628 397,949,087 3,306,100,544 1,060,313,719
Reinvestment of distributions ......................... 17,043,242 12,334,207 81,793,571 40,389,115
Cost of shares redeemed ........................... (490,480,492) (388,460,153) (685,054,595) (212,729,584)
Net increase (decrease) from capital transactions (212,661,622) 21,823,141 2,702,839,520 887,973,250
CLASS N — — — —
Proceeds from shares sold .......................... 37,000,302 21,169,165 288,331,548 77,069,416
Reinvestment of distributions ......................... 746,301 405,647 4,189,384 2,187,883
Cost of shares redeemed ........................... (41,845,612) (32,551,870) (158,040,087) (33,513,218)
Net increase (decrease) from capital transactions (4,099,009) (10,977,058) 134,480,845 45,744,081
CLASS R6 — — — —
Proceeds from shares sold .......................... 521,321,496 278,737,128 760,625,663 53,569,955
Reinvestment of distributions ......................... 15,045,529 6,641,025 16,536,229 1,273,456
Cost of shares redeemed ........................... (325,232,140) (106,072,044) (56,301,102) (2,305,059)
Net increase (decrease) from capital transactions 211,134,885 179,306,109 720,860,790 52,538,352
Net increase (decrease) in net assets resulting from capital transactions (5,625,746) 190,152,192 3,558,181,155 986,255,683
Total increase (decrease) in net assets 100,349,836 223,883,765 3,957,790,999 1,029,608,071
NET ASSETS:
Beginning of period ................................ 2,023,607,627 1,799,723,862 1,481,598,460 451,990,389
End of period ................................... $ 2,123,957,463 $ 2,023,607,627 $ 5,439,389,459 $ 1,481,598,460
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 104,189,014 102,379,836 109,792,988 37,660,958
Shares sold ..................................... 20,640,918 33,012,912 247,342,599 86,184,241
Shares issued on reinvestment of distributions ........... 1,331,503 1,022,737 5,837,544 3,302,462
Shares redeemed ................................. (39,274,624) (32,226,471) (50,771,168) (17,354,673)
Shares outstanding, end of period 86,886,811 104,189,014 312,201,963 109,792,988
CLASS N
Shares outstanding, beginning of period ................ 3,685,698 4,605,535 6,309,053 2,590,043
Shares sold ..................................... 2,910,993 1,751,905 22,047,657 6,268,501
Shares issued on reinvestment of distributions ........... 58,350 33,664 300,058 179,482
Shares redeemed ................................. (3,291,668) (2,705,406) (11,824,037) (2,728,973)
Shares outstanding, end of period 3,363,373 3,685,698 16,832,731 6,309,053
CLASS R6
Shares outstanding, beginning of period ................ 59,184,406 44,376,909 4,281,465 43,445
Shares sold ..................................... 41,403,074 23,050,483 57,700,324 4,318,996
Shares issued on reinvestment of distributions ........... 1,176,351 551,122 1,178,504 103,956
Shares redeemed ................................. (26,286,693) (8,794,108) (4,128,450) (184,932)
Shares outstanding, end of period 75,477,138 59,184,406 59,031,843 4,281,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 32,568,764 $ 18,506,872 $ 75,431,434 $ 56,674,486
Net realized gain (loss) ............................. (294,126,396) (176,725,677) (190,497,042) (371,838,252)
Net change in unrealized appreciation (depreciation) ....... 698,155,438 267,932,947 1,563,675,938 714,736,105
Net increase (decrease) in net assets resulting from
operations 436,597,806 109,714,142 1,448,610,330 399,572,339
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (21,512,065) (26,349,159) (120,515,561) (137,354,739)
Class N ...................................... (2,554,785) (4,151,965) (9,607,002) (8,932,159)
Class R6 ..................................... (20,914,449) (16,587,259) (1,189,512) (819,734)
Total distributions (44,981,299) (47,088,383) (131,312,075) (147,106,632)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,554,618,374 482,705,379 4,942,095,103 1,446,355,771
Reinvestment of distributions ......................... 21,343,148 25,911,807 103,839,198 119,618,873
Cost of shares redeemed ........................... (610,965,502) (214,727,468) (1,095,625,055) (622,516,806)
Net increase (decrease) from capital transactions 964,996,020 293,889,718 3,950,309,246 943,457,838
CLASS N — — — —
Proceeds from shares sold .......................... 285,634,796 105,895,198 732,623,411 216,975,457
Reinvestment of distributions ......................... 2,495,061 4,096,403 9,345,508 8,762,892
Cost of shares redeemed ........................... (184,541,321) (59,413,825) (347,242,975) (135,304,582)
Net increase (decrease) from capital transactions 103,588,536 50,577,776 394,725,944 90,433,767
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,212,764,459 191,579,823 102,545,912 4,823,328
Reinvestment of distributions ......................... 20,743,205 16,581,184 608,709 686,408
Cost of shares redeemed ........................... (203,387,535) (29,542,425) (43,950,139) (1,914,260)
Net increase (decrease) from capital transactions 1,030,120,129 178,618,582 59,204,482 3,595,476
Net increase (decrease) in net assets resulting from capital transactions 2,098,704,685 523,086,076 4,404,239,672 1,037,487,081
Total increase (decrease) in net assets 2,490,321,192 585,711,835 5,721,537,927 1,289,952,788
NET ASSETS:
Beginning of period ................................ 839,384,489 253,672,654 2,246,288,356 956,335,568
End of period ................................... $ 3,329,705,681 $ 839,384,489 $ 7,967,826,283 $ 2,246,288,356
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 47,133,857 16,865,505 130,549,699 69,014,395
Shares sold ..................................... 136,610,516 49,469,119 265,702,628 94,091,806
Shares issued on reinvestment of distributions ........... 1,707,452 2,606,822 4,966,007 7,429,744
Shares redeemed ................................. (53,296,173) (21,807,589) (58,618,100) (39,986,246)
Shares outstanding, end of period 132,155,652 47,133,857 342,600,234 130,549,699
CLASS N
Shares outstanding, beginning of period ................ 8,072,370 2,721,551 9,131,878 3,057,909
Shares sold ..................................... 25,652,043 11,089,954 40,459,555 14,439,141
Shares issued on reinvestment of distributions ........... 204,346 421,008 459,917 559,215
Shares redeemed ................................. (16,489,005) (6,160,143) (19,046,770) (8,924,387)
Shares outstanding, end of period 17,439,754 8,072,370 31,004,580 9,131,878
CLASS R6
Shares outstanding, beginning of period ................ 28,658,967 10,340,243 759,820 540,594
Shares sold ..................................... 104,130,500 19,573,808 5,392,978 299,878
Shares issued on reinvestment of distributions ........... 1,648,903 1,658,118 28,808 42,214
Shares redeemed ................................. (17,721,815) (2,913,202) (2,357,579) (122,866)
Shares outstanding, end of period 116,716,555 28,658,967 3,824,027 759,820

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR LSE
FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ......................................... $ (28,959) $ 11,312,820 $ 4,735,842
Net realized gain (loss) .............................................. (2,112,121) 1,706,496 (5,325,803)
Net change in unrealized appreciation (depreciation) ........................ 4,130,081 (3,072,073) (1,552,332)
Net increase (decrease) in net assets resulting from operations 1,989,001 9,947,243 (2,142,293)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................ (15,457) (408,832) (543,832)
Class N ....................................................... (7,750) (26,555) (22,948)
Class R6 ...................................................... (3,646) (9,706,940) (3,599,883)
Total distributions (26,853) (10,142,327) (4,166,663)
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 22,780,200 17,733,319 16,977,643
Reinvestment of distributions .......................................... 14,171 408,269 543,832
Cost of shares redeemed ............................................ (1,203,667) (17,053,461) (26,363,721)
Net increase (decrease) from capital transactions 21,590,704 1,088,127 (8,842,246)
CLASS N — — —
Proceeds from shares sold ........................................... 9,839,815 4,474,603 1,430,712
Reinvestment of distributions .......................................... 6,914 26,555 22,948
Cost of shares redeemed ............................................ (2,033,391) (3,616,851) (2,208,612)
Net increase (decrease) from capital transactions 7,813,338 884,307 (754,952)
CLASS R6 — — —
Proceeds from shares sold ........................................... 5,000,000 477,712,723 133,670,659
Reinvestment of distributions .......................................... — 9,706,701 3,599,474
Cost of shares redeemed ............................................ (5,650,426) (9,588,115) (17,943,564)
Net increase (decrease) from capital transactions (650,426) 477,831,309 119,326,569
Net increase (decrease) in net assets resulting from capital transactions 28,753,616 479,803,743 109,729,371
Total increase (decrease) in net assets 30,715,764 479,608,659 103,420,415
NET ASSETS:
Beginning of period ................................................. — 206,985,095 103,564,680
End of period .................................................... $ 30,715,764 $ 686,593,754 $ 206,985,095
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR LSE
FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. — 2,821,718 3,769,119
Shares sold ...................................................... 1,953,963 1,793,780 1,709,198
Shares issued on reinvestment of distributions ............................ 1,192 41,947 58,040
Shares redeemed .................................................. (103,229) (1,745,892) (2,714,639)
Shares outstanding, end of period 1,851,926 2,911,553 2,821,718
CLASS N
Shares outstanding, beginning of period ................................. — 152,038 228,446
Shares sold ...................................................... 875,259 458,467 148,110
Shares issued on reinvestment of distributions ............................ 582 2,762 2,481
Shares redeemed .................................................. (179,251) (370,320) (226,999)
Shares outstanding, end of period 696,590 242,947 152,038
CLASS R6
Shares outstanding, beginning of period ................................. — 18,691,146 6,569,722
Shares sold ...................................................... 500,000 48,166,222 13,545,446
Shares issued on reinvestment of distributions ............................ — 995,032 383,331
Shares redeemed .................................................. (494,964) (954,717) (1,807,353)
Shares outstanding, end of period 5,036 66,897,683 18,691,146
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 40,642,849 $ 47,259,887 $ 7,482,361 $ 5,591,382
Net realized gain (loss) ............................. (192,132,717) (147,613,218) (87,267,448) (50,723,865)
Net change in unrealized appreciation (depreciation) ....... 439,986,056 208,690,484 204,495,241 61,358,318
Net increase (decrease) in net assets resulting from
operations 288,496,188 108,337,153 124,710,154 16,225,835
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... (44,334,995) (47,729,878) (3,206,894) (2,003,165)
Class N ...................................... (1,409,713) (2,112,872) (340,873) (157,372)
Class R6 ..................................... (4,516,914) (5,874,379) (11,049,529) (4,968,994)
Total (50,261,622) (55,717,129) (14,597,296) (7,129,531)
Return of capital: — — — —
Class I ....................................... (2,583,159) — (1,152,599) —
Class N ....................................... (95,801) — (96,202) —
Class R6 ...................................... (263,034) — (3,238,344) —
Total (2,941,994) — (4,487,145) —
Total distributions (53,203,616) (55,717,129) (19,084,441) (7,129,531)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,135,765,430 635,346,676 214,022,486 90,126,032
Reinvestment of distributions ......................... 36,709,798 37,952,820 4,275,440 1,908,663
Cost of shares redeemed ........................... (576,665,504) (533,880,670) (125,381,872) (83,608,905)
Net increase (decrease) from capital transactions 595,809,724 139,418,826 92,916,054 8,425,790
CLASS N — — — —
Proceeds from shares sold .......................... 40,132,571 34,687,471 20,871,453 12,274,069
Reinvestment of distributions ......................... 1,466,488 2,040,201 415,245 154,666
Cost of shares redeemed ........................... (34,061,617) (29,870,032) (8,208,149) (7,299,989)
Net increase (decrease) from capital transactions 7,537,442 6,857,640 13,078,549 5,128,746
CLASS R6 — — — —
Proceeds from shares sold .......................... 89,326,077 62,591,393 451,965,415 136,449,592
Reinvestment of distributions ......................... 2,016,588 3,151,247 14,278,805 4,961,543
Cost of shares redeemed ........................... (58,236,242) (64,761,479) (66,354,190) (20,610,450)
Net increase (decrease) from capital transactions 33,106,423 981,161 399,890,030 120,800,685
Net increase (decrease) in net assets resulting from capital transactions 636,453,589 147,257,627 505,884,633 134,355,221
Total increase (decrease) in net assets 871,746,161 199,877,651 611,510,346 143,451,525
NET ASSETS:
Beginning of period ................................ 1,547,973,467 1,348,095,816 305,263,315 161,811,790
End of period ................................... $ 2,419,719,628 $ 1,547,973,467 $ 916,773,661 $ 305,263,315
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 155,966,808 140,232,406 10,570,061 10,059,144
Shares sold ..................................... 126,877,813 73,159,016 23,947,381 10,466,222
Shares issued on reinvestment of distributions ........... 3,864,573 4,465,038 437,885 229,683
Shares redeemed ................................. (63,659,112) (61,889,652) (13,776,777) (10,184,988)
Shares outstanding, end of period 223,050,082 155,966,808 21,178,550 10,570,061
CLASS N
Shares outstanding, beginning of period ................ 7,084,138 6,278,552 1,068,004 500,108
Shares sold ..................................... 4,472,985 4,008,421 2,259,489 1,399,620
Shares issued on reinvestment of distributions ........... 155,993 242,304 42,254 18,479
Shares redeemed ................................. (3,838,546) (3,445,139) (915,677) (850,203)
Shares outstanding, end of period 7,874,570 7,084,138 2,454,070 1,068,004
CLASS R6
Shares outstanding, beginning of period ................ 18,263,212 18,291,330 24,698,886 10,383,649
Shares sold ..................................... 9,933,790 7,185,085 49,986,873 16,140,392
Shares issued on reinvestment of distributions ........... 211,865 369,865 1,456,468 594,909
Shares redeemed ................................. (6,535,559) (7,583,068) (7,003,335) (2,420,064)
Shares outstanding, end of period 21,873,308 18,263,212 69,138,892 24,698,886
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE PERIOD
06/25/25
**
- 12/31/25
OPERATIONS:
Net investment income (loss) .......................................................... $ 36,447 $ (350,205)
Net realized gain (loss) ............................................................... (1,726,594) (5,460,413)
Net change in unrealized appreciation (depreciation) ......................................... 4,492,029 10,806,891
Net increase (decrease) in net assets resulting from operations 2,801,882 4,996,273
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................................................... (23,358) —
Class N ........................................................................ (6,828) —
Class R6 ....................................................................... (76,765) —
Total distributions (106,951) —
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 5,275,250 37,317,586
Reinvestment of distributions ........................................................... 20,719 —
Cost of shares redeemed ............................................................. (345,588) (1,981,655)
Net increase (decrease) from capital transactions 4,950,381 35,335,931
CLASS N — —
Proceeds from shares sold ............................................................ 8,411,358 16,765,876
Reinvestment of distributions ........................................................... 4,676 —
Cost of shares redeemed ............................................................. (6,552,463) (2,143,984)
Net increase (decrease) from capital transactions 1,863,571 14,621,892
CLASS R6 — —
Proceeds from shares sold ............................................................ 20,400,000 9,000,000
Reinvestment of distributions ........................................................... 2,898 —
Cost of shares redeemed ............................................................. (6,450,000) (9,236,363)
Net increase (decrease) from capital transactions 13,952,898 (236,363)
Net increase (decrease) in net assets resulting from capital transactions 20,766,850 49,721,460
Total increase (decrease) in net assets 23,461,781 54,717,733
NET ASSETS:
Beginning of period .................................................................. — —
End of period ..................................................................... $ 23,461,781 $ 54,717,733
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE PERIOD
06/25/25
**
- 12/31/25
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 483,102 3,420,283
Shares issued on reinvestment of distributions ............................................. 1,845 —
Shares redeemed ................................................................... (31,266) (180,797)
Shares outstanding, end of period 453,681 3,239,486
CLASS N
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 796,398 1,575,324
Shares issued on reinvestment of distributions ............................................. 417 —
Shares redeemed ................................................................... (618,126) (193,730)
Shares outstanding, end of period 178,689 1,381,594
CLASS R6
Shares outstanding, beginning of period .................................................. — —
Shares sold ....................................................................... 2,027,039 900,000
Shares issued on reinvestment of distributions ............................................. 258 —
Shares redeemed ................................................................... (614,361) (895,195)
Shares outstanding, end of period 1,412,936 4,805
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 29,886,410 $ 10,516,947 $ 24,417,551 $ 19,943,676
Net realized gain (loss) ............................. (36,463,403) (17,649,860) 111,709,065 13,189,095
Net change in unrealized appreciation (depreciation) ....... 222,661,220 42,800,678 36,367,412 (2,196,208)
Net increase (decrease) in net assets resulting from
operations 216,084,227 35,667,765 172,494,028 30,936,563
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (6,892,804) (2,584,834) (98,294,703) (11,041,350)
Class N ...................................... (668,242) (104,317) (10,394,677) (821,515)
Class R6 ..................................... (57,421,520) (7,653,966) (31,959,631) (3,956,339)
Total (64,982,566) (10,343,117) (140,649,011) (15,819,204)
Return of capital: — — — —
Class I ....................................... (364,027) — — —
Class N ....................................... (33,173) — — —
Class R6 ...................................... (2,293,513) — — —
Total (2,690,713) — — —
Total distributions (67,673,279) (10,343,117) (140,649,011) (15,819,204)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 72,652,585 44,456,215 445,191,852 332,137,217
Reinvestment of distributions ......................... 5,038,860 1,502,408 94,976,481 10,463,901
Cost of shares redeemed ........................... (58,791,497) (23,484,737) (294,199,041) (200,078,305)
Net increase (decrease) from capital transactions 18,899,948 22,473,886 245,969,292 142,522,813
CLASS N — — — —
Proceeds from shares sold .......................... 20,916,749 4,329,380 57,715,177 24,417,084
Reinvestment of distributions ......................... 672,880 100,902 10,183,114 810,689
Cost of shares redeemed ........................... (11,277,188) (9,140,846) (30,226,132) (24,123,222)
Net increase (decrease) from capital transactions 10,312,441 (4,710,564) 37,672,159 1,104,551
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,088,910,090 307,944,178 181,095,918 234,274,628
Reinvestment of distributions ......................... 59,705,273 7,651,342 31,770,637 3,953,439
Cost of shares redeemed ........................... (84,832,059) (14,199,920) (147,701,909) (92,852,927)
Net increase (decrease) from capital transactions 1,063,783,304 301,395,600 65,164,646 145,375,140
Net increase (decrease) in net assets resulting from capital transactions 1,092,995,693 319,158,922 348,806,097 289,002,504
Total increase (decrease) in net assets 1,241,406,641 344,483,570 380,651,114 304,119,863
NET ASSETS:
Beginning of period ................................ 606,809,896 262,326,326 760,441,020 456,321,157
End of period ................................... $ 1,848,216,537 $ 606,809,896 $ 1,141,092,134 $ 760,441,020
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 14,580,692 12,420,748 60,778,152 45,138,520
Shares sold ..................................... 6,356,705 4,288,713 47,546,254 38,191,924
Shares issued on reinvestment of distributions ........... 425,757 141,204 10,241,071 1,223,848
Shares redeemed ................................. (5,147,721) (2,269,973) (31,356,701) (23,776,140)
Shares outstanding, end of period 16,215,433 14,580,692 87,208,776 60,778,152
CLASS N
Shares outstanding, beginning of period ................ 722,744 1,208,423 5,206,872 5,106,449
Shares sold ..................................... 1,870,167 419,664 6,238,208 2,884,627
Shares issued on reinvestment of distributions ........... 57,090 9,510 1,125,941 96,856
Shares redeemed ................................. (1,000,733) (914,853) (3,277,056) (2,881,060)
Shares outstanding, end of period 1,649,268 722,744 9,293,965 5,206,872
CLASS R6
Shares outstanding, beginning of period ................ 42,836,057 13,762,129 21,213,184 4,906,237
Shares sold ..................................... 96,538,829 29,722,724 18,561,992 26,637,623
Shares issued on reinvestment of distributions ........... 5,048,908 719,788 3,403,726 459,702
Shares redeemed ................................. (7,283,970) (1,368,584) (16,477,430) (10,790,378)
Shares outstanding, end of period 137,139,824 42,836,057 26,701,472 21,213,184
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
OPERATIONS:
Net investment income (loss) ........................ $ 23,771,311 $ 27,786,683 $ 1,200,985 $ 1,055,709
Net realized gain (loss) ............................. (437,393,301) (230,382,580) (4,272,148) 3,512,596
Net change in unrealized appreciation (depreciation) ....... 615,429,682 396,353,304 16,772,228 5,317,343
Net increase (decrease) in net assets resulting from
operations 201,807,692 193,757,407 13,701,065 9,885,648
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (21,302,016) (35,728,836) (704,923) (2,686,049)
Class N ...................................... (1,807,774) (3,260,755) (347,780) (2,059,870)
Class R6 ..................................... (23,143,546) (42,808,365) (301) (2,466,994)
Total distributions (46,253,336) (81,797,956) (1,053,004) (7,212,913)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 408,555,169 289,233,757 79,224,075 22,973,922
Reinvestment of distributions ......................... 20,716,776 34,874,006 704,669 2,686,049
Cost of shares redeemed ........................... (194,416,775) (181,825,570) (36,235,276) (5,378,537)
Net increase (decrease) from capital transactions 234,855,170 142,282,193 43,693,468 20,281,434
CLASS N — — — —
Proceeds from shares sold .......................... 49,002,197 46,537,597 54,803,029 23,044,647
Reinvestment of distributions ......................... 1,782,436 3,166,633 332,768 1,863,092
Cost of shares redeemed ........................... (30,061,253) (34,847,037) (32,642,824) (20,009,395)
Net increase (decrease) from capital transactions 20,723,380 14,857,193 22,492,973 4,898,344
CLASS R6 — — — —
Proceeds from shares sold .......................... 530,985,078 212,650,136 — —
Reinvestment of distributions ......................... 22,978,801 42,266,724 301 2,466,994
Cost of shares redeemed ........................... (344,002,326) (166,310,939) (17,082,816) —
Net increase (decrease) from capital transactions 209,961,553 88,605,921 (17,082,515) 2,466,994
Net increase (decrease) in net assets resulting from capital transactions 465,540,103 245,745,307 49,103,926 27,646,772
Total increase (decrease) in net assets 621,094,459 357,704,758 61,751,987 30,319,507
NET ASSETS:
Beginning of period ................................ 1,232,999,135 875,294,377 53,558,321 23,238,814
End of period ................................... $ 1,854,093,594 $ 1,232,999,135 $ 115,310,308 $ 53,558,321
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE YEAR
ENDED DECEMBER
31, 2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 70,308,972 52,104,314 1,682,999 246,514
Shares sold ..................................... 48,441,103 36,277,460 5,466,182 1,615,233
Shares issued on reinvestment of distributions ........... 2,420,184 4,606,870 45,027 201,655
Shares redeemed ................................. (23,048,843) (22,679,672) (2,669,861) (380,403)
Shares outstanding, end of period 98,121,416 70,308,972 4,524,347 1,682,999
CLASS N
Shares outstanding, beginning of period ................ 6,531,795 4,656,394 1,086,904 678,939
Shares sold ..................................... 5,862,571 5,883,789 3,850,791 1,683,286
Shares issued on reinvestment of distributions ........... 211,189 423,347 21,304 140,188
Shares redeemed ................................. (3,627,916) (4,431,735) (2,301,883) (1,415,509)
Shares outstanding, end of period 8,977,639 6,531,795 2,657,116 1,086,904
CLASS R6
Shares outstanding, beginning of period ................ 82,177,033 70,825,820 1,297,044 1,112,251
Shares sold ..................................... 62,669,699 26,591,935 — —
Shares issued on reinvestment of distributions ........... 2,668,850 5,546,814 19 184,793
Shares redeemed ................................. (40,844,513) (20,787,536) (1,295,352) —
Shares outstanding, end of period 106,671,069 82,177,033 1,711 1,297,044
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR CVX FUSION
FUND
** +
AQR DIVERSIFIED
ARBITRAGE FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 63,990,035 $ 3,153,815 $ 150,401,750
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (448,486,793) (21,486,146) (3,193,138,729)
Payments to cover short positions in securities .......................... (548,202,203) (14,167,858) (1,821,377,016)
Proceeds from sale of securities ..................................... 273,453,067 8,429,122 3,508,834,461
Proceeds from short positions in securities ............................. 802,633,385 29,194,702 1,702,119,733
Proceeds from option contracts written ................................ 215,363 13,052 1,016,588
Payments to close option contracts written ............................. — — (1,999,012)
(Purchases) sales of short-term investments, net ........................ (131,604,652) (17,022,456) (163,232,941)
Realized (gain) loss on investments in securities ........................ (17,684,393) 605,152 (209,652,116)
Realized (gain) loss on short positions in securities ....................... 47,693,935 1,419,000 132,027,956
Realized (gain) loss on option contracts written ......................... — — 982,424
Change in unrealized (appreciation) depreciation on investments in securities ... (88,989,102) (1,867,486) 45,545,738
Change in unrealized (appreciation) depreciation on short positions in securities . 5,783,554 (942,421) (44,390,815)
Change in unrealized (appreciation) depreciation on option contracts written .... (35,427) (2,147) —
Amortization (accretion) of bond premium (discount) ...................... (1,373,700) (74,819) (30,101,153)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (1,242,416) (5,580) (28,455,086)
Due from Custodian .............................................. — — (4,009,800)
Deposits with brokers for futures contracts ............................. (19,439,963) (2,565,125) (1,252,681)
Unrealized appreciation on forward foreign currency exchange contracts ...... 3,282,290 (245,501) 926,959
Unrealized appreciation on OTC swaps ............................... (953,033) (4,340) (9,343,701)
Deposits for securities sold short .................................... (47,626,223) (2,956,070) 36,231,929
Deposits with brokers for centrally cleared swaps ....................... (1,076,840) (166,621) 222,508
Variation margin on centrally cleared swaps ............................ (3,628) (3,081) (3,332)
Variation margin on futures contracts ................................. 700,828 (1,087) (178,716)
Foreign tax reclaim .............................................. (54,486) (1,508) (7)
Dividends and Interest ............................................ (619,682) (51,154) 2,377,908
Due from Investment Adviser ....................................... — (20,696) —
Prepaid expenses ............................................... (11,309) (63,792) (9,241)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (663,574) 272 (4,716,944)
Unrealized depreciation on forward foreign currency exchange contracts ...... 1,942,114 284,957 1,388,911
Unrealized depreciation on OTC swaps ............................... 49,963 8,217 (8,701,041)
Variation margin on centrally cleared swaps ............................ — — (12,921)
Variation margin on futures contracts ................................. 1,524,697 208,835 160,900
Accrued investment advisory fees ................................... 192,688 — 103,015
Accrued distribution fees—Class N ................................... 1,741 1,994 (179)
Dividends and Interest payable on securities sold short ................... 292,616 24,747 (1,272,461)
Other accrued expenses and liabilities ................................ 27,556 76,624 (179,805)
Net cash provided by (used in) operating activities $ (106,283,592) $ (18,227,399) $ 60,313,083
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 205,137,265 35,882,115 814,060,586
Payments on shares redeemed ..................................... (96,988,991) (17,140,966) (857,846,138)
Cash distributions paid ............................................ (48,179) (466,098) (11,591,096)
Due to custodian ................................................ — 1,475 —
Net cash provided by (used in) financing activities ....................... $ 108,100,095 $ 18,276,526 $ (55,376,648)
Net change in cash and cash denominated in foreign currencies .............. 1,816,503 49,127 4,936,435
Cash, beginning of period ......................................... 1,275,297 — 3,858,809
Cash, end of period^ ............................................. $ 3,091,800 $ 49,127 $ 8,795,244
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $55,364, $– and $325,599.
Non-cash activities relating to corporate actions are in the amounts of $309,824, $1,517 and $126,500,629.
Non-cash financing activities consist of reinvestment of distributions in the amount $5,557,433, $1,102,471 and $32,835,072.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
+ Commenced operations on June 18, 2025.

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
+
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 436,597,806 $ 1,448,610,330 $ 1,989,001
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (7,977,871,808) (17,770,894,169) (81,259,279)
Payments to cover short positions in securities .......................... (5,352,723,211) (11,117,635,539) (16,040,224)
Proceeds from sale of securities ..................................... 4,042,271,552 8,692,633,517 6,068,576
Proceeds from short positions in securities ............................. 9,726,269,371 20,080,716,837 91,872,351
(Purchases) sales of short-term investments, net ........................ (2,031,527,089) (3,505,850,434) (20,295,738)
Realized (gain) loss on investments in securities ........................ (179,459,567) (415,938,505) 736,389
Realized (gain) loss on short positions in securities ....................... 475,052,018 922,856,728 2,135,567
Change in unrealized (appreciation) depreciation on investments in securities ... (655,148,384) (1,523,408,350) (2,888,522)
Change in unrealized (appreciation) depreciation on short positions in securities . (47,062,991) 6,675,681 (1,149,713)
Amortization (accretion) of bond premium (discount) ...................... (27,907,737) (98,644,169) (50,260)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ — (2,867,811) —
Deposits with brokers for futures contracts ............................. — (150,817,840) (1,999,953)
Unrealized appreciation on forward foreign currency exchange contracts ...... 309,615 (12,685,998) (4,390)
Unrealized appreciation on OTC swaps ............................... (12) (3,769,692) —
Deposits for securities sold short .................................... (474,453,577) (820,568,054) (7,989,595)
Foreign tax reclaim .............................................. (831,446) (2,345,113) (3,966)
Dividends and Interest ............................................ (6,871,486) (11,947,518) (79,508)
Prepaid expenses ............................................... (26,653) (110,518) (37,366)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (720,521) 4,067,463 —
Unrealized depreciation on forward foreign currency exchange contracts ...... 3,815,825 1,943,370 1,223
Unrealized depreciation on OTC swaps ............................... (14) (1,963,644) —
Variation margin on futures contracts ................................. — 15,898,560 240,094
Accrued investment advisory fees ................................... 2,154,967 4,981,243 7,135
Accrued distribution fees—Class N ................................... 27,969 96,432 1,297
Dividends and Interest payable on securities sold short ................... 8,194,482 15,505,821 89,355
Other accrued expenses and liabilities ................................ 308,274 800,827 60,249
Net cash provided by (used in) operating activities $ (2,059,602,617) $ (4,244,660,545) $ (28,597,277)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 3,048,571,136 5,759,602,983 37,495,884
Payments on shares redeemed ..................................... (982,980,865) (1,482,111,955) (8,887,484)
Cash distributions paid ............................................ (399,885) (17,518,660) (5,768)
Due to custodian ................................................ — (215,895) 1,733
Net cash provided by (used in) financing activities ....................... $ 2,065,190,386 $ 4,259,756,473 $ 28,604,365
Net change in cash and cash denominated in foreign currencies .............. 5,587,769 15,095,928 7,088
Cash, beginning of period ......................................... 1,846,877 9,049,976 —
Cash, end of period^ ............................................. $ 7,434,646 $ 24,145,904 $ 7,088
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $97,520, $264,701 and $–.
Non-cash activities relating to corporate actions are in the amounts of $–, $264,292 and $2,240.
Non-cash financing activities consist of reinvestment of distributions in the amount $44,581,414, $113,793,415 and $21,085.
+ Commenced operations on June 25, 2025.

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR MANAGED
FUTURES
STRATEGY FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
AQR MS FUSION
FUND
+
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ...............
$ 288,496,188
$ 124,710,154
$ 2,801,882
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
—
—
—
Payments to purchase securities ....................................
(3,160,085,125)
(1,886,375,219)
(53,122,581)
Payments to cover short positions in securities ..........................
(3,525,276,528)
(1,617,776,329)
(19,661,229)
Proceeds from sale of securities .....................................
2,197,875,087
1,109,094,330
13,407,288
Proceeds from short positions in securities .............................
4,604,041,235
2,565,057,490
60,087,765
Proceeds from option contracts written ................................
1,298,702
743,980
6,526
(Purchases) sales of short-term investments, net ........................
(687,071,686)
(452,446,640)
(16,750,400)
Realized (gain) loss on investments in securities ........................
32,866,773
(493,860)
858,239
Realized (gain) loss on short positions in securities .......................
239,285,169
116,978,312
2,556,086
Change in unrealized (appreciation) depreciation on investments in securities ...
(357,523,569)
(168,412,995)
(3,336,895)
Change in unrealized (appreciation) depreciation on short positions in securities .
(103,231,710)
(36,462,996)
(1,048,042)
Change in unrealized (appreciation) depreciation on option contracts written ....
(213,636)
(122,384)
(1,073)
Amortization (accretion) of bond premium (discount) ......................
(49,295,298)
(12,865,319)
(89,283)
(Increases) decreases in operating assets:
–
–
–
Due from brokers ................................................
659,775
134,303
(2,594)
Deposits with brokers for futures contracts .............................
(41,695,066)
(59,501,467)
(2,187,724)
Unrealized appreciation on forward foreign currency exchange contracts ......
12,469,036
(7,206,255)
(227,489)
Unrealized appreciation on OTC swaps ...............................
(898,820)
(967,836)
(13,901)
Deposits for securities sold short ....................................
(53,547,750)
(185,050,492)
(4,158,254)
Deposits with brokers for centrally cleared swaps .......................
(4,604,544)
(9,012,406)
(247,263)
Variation margin on centrally cleared swaps ............................
(17,451)
(255,350)
(4,007)
Variation margin on futures contracts .................................
5,360,338
1,627,555
(7,257)
Foreign tax reclaim ..............................................
(457,295)
(282,882)
(4,331)
Dividends and Interest ............................................
(985,393)
(1,677,138)
(72,733)
Due from Investment Adviser .......................................
—
—
(1,427)
Prepaid expenses ...............................................
(2,603)
3,931
(66,193)
Increases (decreases) in operating liabilities
–
–
–
Due to broker ...................................................
(3,844,831)
(962,918)
392
Unrealized depreciation on forward foreign currency exchange contracts ......
8,675,473
14,797,143
329,487
Unrealized depreciation on OTC swaps ...............................
350,352
397,425
10,922
Variation margin on futures contracts .................................
11,719,481
7,277,492
182,844
Accrued investment advisory fees ...................................
856,473
823,296
—
Accrued distribution fees—Class N ...................................
2,737
2,992
382
Dividends and Interest payable on securities sold short ...................
1,964,904
1,501,016
73,720
Other accrued expenses and liabilities ................................
84,443
17,389
65,075
Net cash provided by (used in) operating activities
$ (582,745,139)
$ (496,705,678)
$ (20,622,068)
—
—
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
—
—
—
Proceeds from shares sold .........................................
1,265,357,770
685,503,685
34,077,008
Payments on shares redeemed .....................................
(669,886,360)
(188,277,328)
(13,348,051)
Cash distributions paid ............................................
(13,010,742)
(114,951)
(78,658)
Due to custodian ................................................
—
17,248
1,760
Net cash provided by (used in) financing activities .......................
$ 582,460,668
$ 497,128,654
$ 20,652,059
Net change in cash and cash denominated in foreign currencies ..............
(284,471)
422,976
29,991
Cash, beginning of period .........................................
4,699,126
1,888,543
—
Cash, end of period^ .............................................
$ 4,414,655
$ 2,311,519
$ 29,991
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $413,749, $133,565 and $5,794.
Non-cash financing activities consist of reinvestment of distributions in the amount $40,192,874, $18,969,490 and $28,293.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
+
Commenced operations on June 25, 2025.

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR MS FUSION
HV FUND
+
AQR MULTI-
ASSET FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 4,996,273 $ 216,084,227 $ 201,807,692
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (144,349,998) (1,679,670,178) (1,882,879,512)
Payments to cover short positions in securities .......................... (36,996,336) (359,398,738) (2,417,690,925)
Proceeds from sale of securities ..................................... 26,357,071 724,593,521 1,421,729,788
Proceeds from short positions in securities ............................. 158,326,402 480,960,508 3,042,442,825
Proceeds from option contracts written ................................ 26,105 — 998,499
(Purchases) sales of short-term investments, net ........................ (35,106,144) (135,367,322) (436,556,635)
Realized (gain) loss on investments in securities ........................ 1,999,359 (5,511,512) (8,604,331)
Realized (gain) loss on short positions in securities ....................... 4,574,860 40,373,673 330,951,846
Change in unrealized (appreciation) depreciation on investments in securities ... (7,995,114) (202,410,451) (646,509,209)
Change in unrealized (appreciation) depreciation on short positions in securities . (2,621,406) (14,625,241) (5,614,426)
Change in unrealized (appreciation) depreciation on option contracts written .... (4,295) — (164,252)
Amortization (accretion) of bond premium (discount) ...................... (97,902) (17,693,669) (17,681,295)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (949) 392,115 (3,651,247)
Deposits with brokers for futures contracts ............................. (6,016,175) (73,629,863) (21,582,108)
Unrealized appreciation on forward foreign currency exchange contracts ...... (927,321) (1,557,068) 23,120,476
Unrealized appreciation on OTC swaps ............................... (57,733) (1,242,562) (6,036,180)
Deposits for securities sold short .................................... (12,470,877) — 23,238,913
Deposits with brokers for centrally cleared swaps ....................... (973,239) — (7,923,778)
Variation margin on centrally cleared swaps ............................ (6,039) — (170,883)
Variation margin on futures contracts ................................. (24,888) 1,075,325 (4,870,250)
Foreign tax reclaim .............................................. (9,819) (163,801) (570,930)
Dividends and Interest ............................................ (188,185) (2,736,143) (1,393,034)
Prepaid expenses ............................................... (82,212) (6,013) (15,434)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 284,933 201,282 899,947
Unrealized depreciation on forward foreign currency exchange contracts ...... 1,328,608 9,935,867 6,687,146
Unrealized depreciation on OTC swaps ............................... 36,128 69,559 (1,435,153)
Variation margin on futures contracts ................................. 499,368 7,762,863 (4,220,719)
Accrued investment advisory fees ................................... 107,506 628,233 695,865
Accrued distribution fees—Class N ................................... 3,096 2,538 5,476
Dividends and Interest payable on securities sold short ................... 219,555 111,876 1,408,873
Other accrued expenses and liabilities ................................ 71,452 139,975 (159,392)
Net cash provided by (used in) operating activities $ (49,097,916) $ (1,011,680,999) $ (413,742,347)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 62,487,336 1,173,167,938 983,495,355
Payments on shares redeemed ..................................... (13,355,296) (154,984,419) (571,930,718)
Cash distributions paid ............................................ — (2,256,266) (775,323)
Due to custodian ................................................ 4,748 (8,463) —
Net cash provided by (used in) financing activities ....................... $ 49,136,788 $ 1,015,918,790 $ 410,789,314
Net change in cash and cash denominated in foreign currencies .............. 38,872 4,237,791 (2,953,033)
Cash, beginning of period ......................................... — 1,783,180 12,876,846
Cash, end of period^ ............................................. $ 38,872 $ 6,020,971 $ 9,923,813
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $10,742, $108,023 and $288,661.
Non-cash activities relating to corporate actions are in the amounts of $–, $282,332 and $1,941,317.
Non-cash financing activities consist of reinvestment of distributions in the amount $–, $65,417,013 and $45,478,013.
+ Commenced operations on June 25, 2025.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
AQR TREND
TOTAL RETURN
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ................................................. $ 13,701,065
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Payments to purchase securities ...................................................................... (140,633,095)
Payments to cover short positions in securities ............................................................ (135,462,191)
Proceeds from sale of securities ....................................................................... 104,865,093
Proceeds from short positions in securities ............................................................... 188,147,500
Proceeds from option contracts written .................................................................. 58,735
(Purchases) sales of short-term investments, net .......................................................... (49,489,106)
Realized (gain) loss on investments in securities .......................................................... 2,377,504
Realized (gain) loss on short positions in securities ......................................................... 6,898,398
Change in unrealized (appreciation) depreciation on investments in securities ..................................... (14,299,119)
Change in unrealized (appreciation) depreciation on short positions in securities ................................... (2,007,077)
Change in unrealized (appreciation) depreciation on option contracts written ...................................... (9,662)
Amortization (accretion) of bond premium (discount) ........................................................ (218,219)
(Increases) decreases in operating assets: –
Due from brokers .................................................................................. (2,462,053)
Deposits with brokers for futures contracts ............................................................... (6,338,159)
Unrealized appreciation on forward foreign currency exchange contracts ........................................ 55,604
Unrealized appreciation on OTC swaps ................................................................. (53,499)
Deposits for securities sold short ...................................................................... (13,825,942)
Deposits with brokers for centrally cleared swaps ......................................................... (506,574)
Variation margin on centrally cleared swaps .............................................................. (3,486)
Variation margin on futures contracts ................................................................... 184,323
Foreign tax reclaim ................................................................................ (17,875)
Dividends and Interest .............................................................................. (179,231)
Due from Investment Adviser ......................................................................... 37,495
Prepaid expenses ................................................................................. (12,943)
Increases (decreases) in operating liabilities –
Due to broker ..................................................................................... (130,186)
Unrealized depreciation on forward foreign currency exchange contracts ........................................ 586,403
Unrealized depreciation on OTC swaps ................................................................. 9,017
Variation margin on futures contracts ................................................................... 1,098,430
Accrued investment advisory fees ..................................................................... 74,283
Accrued distribution fees—Class N ..................................................................... 5,622
Dividends and Interest payable on securities sold short ..................................................... 81,114
Other accrued expenses and liabilities .................................................................. 30,928
Net cash provided by (used in) operating activities $ (47,436,903)
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES —
Proceeds from shares sold ........................................................................... 133,030,964
Payments on shares redeemed ....................................................................... (85,821,599)
Cash distributions paid .............................................................................. (15,266)
Due to custodian .................................................................................. 2,202
Net cash provided by (used in) financing activities ......................................................... $ 47,196,301
Net change in cash and cash denominated in foreign currencies
***
............................................... (240,602)
Cash, beginning of period ........................................................................... 307,498
Cash, end of period^ ............................................................................... $ 66,896
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $4,358.
Non-cash activities relating to corporate actions are in the amounts of $1,946.
Non-cash financing activities consist of reinvestment of distributions in the amount $1,037,738.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
*** Includes the net change in unrealized appreciation/(depreciation) on foreign currency of $-

Statements of Cash Flows

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended December 31, 2025
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund ......................................... $ 2,109,278 $ 982,522 $ 3,091,800
AQR CVX Fusion Fund .................................................. — 49,127 49,127
AQR Diversified Arbitrage Fund ............................................ 3,816,343 4,978,901 8,795,244
AQR Equity Market Neutral Fund .......................................... 1,761,284 5,673,362 7,434,646
AQR Long-Short Equity Fund ............................................. 3,131,859 21,014,045 24,145,904
AQR LSE Fusion Fund .................................................. — 7,088 7,088
AQR Managed Futures Strategy Fund ....................................... 983,269 3,431,386 4,414,655
AQR Managed Futures Strategy HV Fund .................................... — 2,311,519 2,311,519
AQR MS Fusion Fund ................................................... — 29,991 29,991
AQR MS Fusion HV Fund ................................................ — 38,872 38,872
AQR Multi-Asset Fund .................................................. 7,913 6,013,058 6,020,971
AQR Style Premia Alternative Fund ......................................... 979,708 8,944,105 9,923,813
AQR Trend Total Return Fund ............................................. — 66,896 66,896

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.29 0 .23 2 .42 2 .65 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.75 0 .28 1 .51 1 .79 ( 0 .25 ) — — ( 0 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0 .34 0 .38 0 .72 ( 0 .44 ) — — ( 0 .44 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0 .08 1 .83 1 .91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 ( 0 .05 ) 1 .03 0 .98 ( 0 .31 ) — — ( 0 .31 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.20 0 .25 2 .35 2 .60 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.67 0 .29 1 .47 1 .76 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0 .31 0 .38 0 .69 ( 0 .42 ) — — ( 0 .42 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0 .05 1 .82 1 .87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 ( 0 .06 ) 1 .02 0 .96 ( 0 .29 ) — — ( 0 .29 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.34 0 .26 2 .41 2 .67 ( 0 .21 ) — — ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.78 0 .32 1 .50 1 .82 ( 0 .26 ) — — ( 0 .26 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0 .35 0 .37 0 .72 ( 0 .45 ) — — ( 0 .45 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0 .09 1 .84 1 .93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .03 ) 1 .02 0 .99 ( 0 .32 ) — — ( 0 .32 )
AQR CVX FUSION FUND CLASS I
^
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .13 1 .84 1 .97 ( 0 .12 ) ( 0 .75 ) — ( 0 .87 )
AQR CVX FUSION FUND CLASS N
^
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .11 1 .84 1 .95 ( 0 .11 ) ( 0 .75 ) — ( 0 .86 )
AQR CVX FUSION FUND CLASS R6
^
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .13 1 .85 1 .98 ( 0 .12 ) ( 0 .75 ) — ( 0 .87 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.74 23.49% $ 214,480 5.02% 4.97% 1.40% 1.78% 199%
$ 11.29 18.40% $ 74,933 5.12% 5.01% 1.40% 2.49% 197%
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 13.64 23.19% $ 19,115 5.28% 5.23% 1.66% 2.01% 199%
$ 11.20 18.20% $ 9,818 5.39% 5.26% 1.65% 2.54% 197%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 13.80 23.56% $ 156,947 4.93% 4.88% 1.31% 2.06% 199%
$ 11.34 18.67% $ 135,908 5.04% 4.91% 1.30% 2.81% 197%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 11.10 19.92% $ 7,905 3.68%
7
2.31% 1.15% 2.10% 317%
$ 11.09 19.70% $ 9,327 3.95%
7
2.57% 1.41% 1.88% 317%
$ 11.11 20.06% $ 4,262 3.94%
7
2.21% 1.05% 2.25% 317%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.12 0 .31 0 .66 0 .97 ( 0 .27 ) — — ( 0 .27 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .37 0 .01
8
0 .38 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .40 0 .13 0 .53 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0 .08
9
( 0 .48 ) ( 0 .40 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 ( 0 .12 ) 0 .84 0 .72 ( 0 .08 ) — — ( 0 .08 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.11 0 .28 0 .66 0 .94 ( 0 .24 ) — — ( 0 .24 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.88 0 .34 0 .01
8
0 .35 ( 0 .12 ) — — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0 .36 0 .13 0 .49 ( 0 .29 ) — — ( 0 .29 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0 .07
9
( 0 .50 ) ( 0 .43 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 ( 0 .15 ) 0 .84 0 .69 ( 0 .05 ) — — ( 0 .05 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.11 0 .32 0 .66 0 .98 ( 0 .28 ) — — ( 0 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .39 ( 0 .01 )
8
0 .38 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .41 0 .13 0 .54 ( 0 .34 ) — — ( 0 .34 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0 .10
9
( 0 .48 ) ( 0 .38 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 ( 0 .11 ) 0 .84 0 .73 ( 0 .09 ) — — ( 0 .09 )
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.31 0 .48 1 .53 2 .01 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.22 0 .57 0 .91 1 .48 ( 0 .39 ) (0.00)
10
— ( 0 .39 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1 .66 ( 0 .64 ) 1 .02 ( 1 .25 ) ( 0 .02 ) — ( 1 .27 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1 .43 0 .17
8
1 .60 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .57 0 .54 1 .11 ( 0 .51 ) ( 0 .15 ) — ( 0 .66 )
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.26 0 .32 1 .66 1 .98 ( 0 .28 ) — — ( 0 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.18 0 .45 1 .00 1 .45 ( 0 .37 ) (0.00)
10
— ( 0 .37 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1 .54 ( 0 .56 ) 0 .98 ( 1 .23 ) ( 0 .02 ) — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0 .95 0 .62
8
1 .57 ( 0 .90 ) ( 0 .02 ) — ( 0 .92 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .75 0 .33 1 .08 ( 0 .50 ) ( 0 .15 ) — ( 0 .65 )
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.33 0 .49 1 .54 2 .03 ( 0 .32 ) — — ( 0 .32 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.24 1 .14 0 .35 1 .49 ( 0 .40 ) (0.00)
10
— ( 0 .40 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1 .02 0 .01 1 .03 ( 1 .26 ) ( 0 .02 ) — ( 1 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0 .91 0 .70
8
1 .61 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .51 0 .62 1 .13 ( 0 .52 ) ( 0 .15 ) — ( 0 .67 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.82 8.02% $ 1,113,797 1.71% 1.71% 1.19% 2.49% 410%
$ 12.12 3.19% $ 1,262,255 1.69% 1.69% 1.20% 3.08% 361%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
9
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 12.81 7.75% $ 43,086 1.97% 1.97% 1.45% 2.25% 410%
$ 12.11 2.92% $ 44,631 1.94% 1.94% 1.45% 2.83% 361%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
9
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 12.81 8.13% $ 967,074 1.62% 1.62% 1.10% 2.57% 410%
$ 12.11 3.20% $ 716,722 1.60% 1.59% 1.10% 3.19% 361%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
9
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 14.01 16.36% $ 4,375,456 0.14% 0.14% 0.14% 3.55% 8%
$ 12.31 13.26% $ 1,351,437 0.20% 0.20% 0.20% 4.61% 14%
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03% 0.20% 0.20% 5.11% 14%
$ 13.96 16.14% $ 235,049 0.39% 0.39% 0.39% 2.42% 8%
$ 12.26 12.97% $ 77,369 0.44% 0.44% 0.44% 3.63% 14%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15% 0.45% 0.45% 6.69% 14%
$ 14.04 16.49% $ 828,884 0.04% 0.04% 0.04% 3.64% 8%
$ 12.33 13.31% $ 52,792 0.10% 0.10% 0.10% 9.11% 14%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93% 0.10% 0.10% 4.55% 14%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.01 0 .19 2 .47 2 .66 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.48 0 .31 1 .83 2 .14 ( 0 .61 ) — — ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0 .35 1 .16 1 .51 ( 1 .81 ) — — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0 .03 1 .95 1 .98 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 ( 0 .09 ) 1 .20 1 .11 — ( 0 .10 ) — ( 0 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.79 0 .17 2 .39 2 .56 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.31 0 .27 1 .80 2 .07 ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0 .32 1 .13 1 .45 ( 1 .79 ) — — ( 1 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0 .01 1 .93 1 .94 ( 0 .50 ) — — ( 0 .50 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 ( 0 .10 ) 1 .18 1 .08 — ( 0 .10 ) — ( 0 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.07 0 .20 2 .48 2 .68 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.52 0 .32 1 .85 2 .17 ( 0 .62 ) — — ( 0 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .36 1 .16 1 .52 ( 1 .82 ) — — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0 .06 1 .94 2 .00 ( 0 .53 ) — — ( 0 .53 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .08 ) 1 .21 1 .13 — ( 0 .10 ) — ( 0 .10 )
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 16.02 0 .29 5 .22 5 .51 ( 0 .37 ) — — ( 0 .37 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.18 0 .51 3 .47 3 .98 ( 1 .14 ) — — ( 1 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0 .50 2 .61 3 .11 ( 2 .74 ) — — ( 2 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0 .02 2 .29 2 .31 ( 1 .32 ) ( 0 .49 ) — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 ( 0 .14 ) 3 .06 2 .92 — — — —
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 15.59 0 .25 5 .06 5 .31 ( 0 .34 ) — — ( 0 .34 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 12.86 0 .48 3 .36 3 .84 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0 .47 2 .55 3 .02 ( 2 .72 ) — — ( 2 .72 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 ( 0 .03 ) 2 .27 2 .24 ( 1 .28 ) ( 0 .49 ) — ( 1 .77 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 ( 0 .17 ) 3 .01 2 .84 — — — —
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 16.18 0 .29 5 .29 5 .58 ( 0 .38 ) — — ( 0 .38 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.30 0 .51 3 .52 4 .03 ( 1 .15 ) — — ( 1 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0 .50 2 .65 3 .15 ( 2 .75 ) — — ( 2 .75 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 ( 0 .03 ) 2 .37 2 .34 ( 1 .33 ) ( 0 .49 ) — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 ( 0 .13 ) 3 .07 2 .94 — — — —

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.49 26.53% $ 1,650,158 5.98% 5.98% 1.29% 1.62% 338%
$ 10.01 25.29% $ 471,766 4.66% 4.65% 1.30% 3.14% 412%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 12.20 26.18% $ 212,789 6.24% 6.24% 1.55% 1.54% 338%
$ 9.79 25.00% $ 79,043 4.92% 4.90% 1.55% 2.81% 412%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 12.57 26.65% $ 1,466,759 5.88% 5.88% 1.19% 1.70% 338%
$ 10.07 25.49% $ 288,575 4.57% 4.55% 1.20% 3.23% 412%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 21.16 34.43% $ 7,248,651 5.74% 5.74% 1.25% 1.55% 296%
$ 16.02 30.16% $ 2,091,619 4.47% 4.47% 1.30% 3.29% 362%
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 20.56 34.06% $ 637,432 6.00% 6.00% 1.51% 1.36% 296%
$ 15.59 29.83% $ 142,375 4.73% 4.72% 1.55% 3.11% 362%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 21.38 34.53% $ 81,743 5.66% 5.66% 1.17% 1.49% 296%
$ 16.18 30.28% $ 12,294 4.37% 4.37% 1.20% 3.25% 362%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LSE FUSION FUND CLASS I
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .04 ) 2 .10 2 .06 ( 0 .03 ) — — ( 0 .03 )
AQR LSE FUSION FUND CLASS N
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .03 ) 2 .07 2 .04 ( 0 .02 ) — — ( 0 .02 )
AQR LSE FUSION FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .02 ) 2 .08 2 .06 ( 0 .03 ) — — ( 0 .03 )
AQR MACRO OPPORTUNITIES FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.54 0 .23 0 .15
8
0 .38 ( 0 .14 ) — — ( 0 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.79 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .99 ) — — ( 0 .99 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0 .15 2 .46 2 .61 ( 0 .03 ) ( 0 .77 ) — ( 0 .80 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) ( 0 .08 ) ( 0 .06 ) — ( 0 .14 )
AQR MACRO OPPORTUNITIES FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.42 0 .21 0 .14
8
0 .35 ( 0 .12 ) — — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.66 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0 .26 ( 0 .32 ) ( 0 .06 ) ( 0 .89 ) — — ( 0 .89 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0 .12 2 .42 2 .54 ( 0 .02 ) ( 0 .77 ) — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) ( 0 .06 ) ( 0 .06 ) — ( 0 .12 )
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.56 0 .24 0 .15
8
0 .39 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.81 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0 .30 ( 0 .33 ) ( 0 .03 ) ( 1 .01 ) — — ( 1 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0 .12 2 .51 2 .63 ( 0 .04 ) ( 0 .77 ) — ( 0 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) ( 0 .09 ) ( 0 .06 ) — ( 0 .15 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.03 20.56% $ 22,279 8.45%
7
7.01% 2.15% (0.73)% 373%
$ 12.02 20.37% $ 8,376 9.11%
7
7.26% 2.40% (0.44)% 373%
$ 12.03 20.57% $ 61 10.06%
7
6.91% 2.05% (0.32)% 373%
$ 9.78 4.00% $ 28,477 1.49% 1.45% 1.20% 2.37% 158%
$ 9.54 (0.65)% $ 26,909 1.65% 1.42% 1.20% 3.06% 141%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26% 1.25% (1.23)% 0%
$ 9.65 3.69% $ 2,345 1.73% 1.70% 1.45% 2.11% 158%
$ 9.42 (0.91)% $ 1,432 1.91% 1.67% 1.45% 2.81% 141%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50% 1.50% (1.47)% 0%
$ 9.80 4.10% $ 655,772 1.38% 1.35% 1.10% 2.45% 158%
$ 9.56 (0.54)% $ 178,644 1.55% 1.32% 1.10% 3.04% 141%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16% 1.15% (1.13)% 0%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.54 0 .19 1 .06 1 .25 ( 0 .21 ) — (0.01) ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.18 0 .28 0 .41 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0 .29 ( 0 .13 ) 0 .16 ( 0 .68 ) — (0.01) ( 0 .69 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0 .03 2 .53 2 .56 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 ( 0 .09 ) 0 .00
10
( 0 .09 ) ( 0 .50 ) — — ( 0 .50 )
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.46 0 .16 1 .04 1 .20 ( 0 .18 ) — (0.01) ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .25 0 .41 0 .66 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0 .26 ( 0 .12 ) 0 .14 ( 0 .65 ) — (0.01) ( 0 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0 .00
10
2 .52 2 .52 ( 1 .09 ) — — ( 1 .09 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 ( 0 .11 ) 0 .00
10
( 0 .11 ) ( 0 .47 ) — — ( 0 .47 )
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.56 0 .19 1 .06 1 .25 ( 0 .21 ) — (0.01) ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.20 0 .29 0 .40 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0 .30 ( 0 .12 ) 0 .18 ( 0 .69 ) — (0.01) ( 0 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0 .05 2 .52 2 .57 ( 1 .12 ) — — ( 1 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 ( 0 .09 ) 0 .01 ( 0 .08 ) ( 0 .51 ) — — ( 0 .51 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.38 0 .10 1 .57 1 .67 ( 0 .14 ) — (0.06) ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.71 0 .19 0 .67 0 .86 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0 .01 3 .03 3 .04 ( 0 .78 ) — — ( 0 .78 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) ( 0 .67 ) — — ( 0 .67 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.44 0 .07 1 .59 1 .66 ( 0 .13 ) — (0.06) ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.77 0 .17 0 .68 0 .85 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0 .21 ( 0 .28 ) ( 0 .07 ) ( 0 .57 ) — — ( 0 .57 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 ( 0 .01 ) 3 .04 3 .03 ( 0 .74 ) — — ( 0 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 ( 0 .13 ) ( 0 .04 ) ( 0 .17 ) ( 0 .65 ) — — ( 0 .65 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.41 0 .11 1 .58 1 .69 ( 0 .15 ) — (0.06) ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.74 0 .21 0 .66 0 .87 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .60 ) — — ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0 .01 3 .04 3 .05 ( 0 .79 ) — — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) ( 0 .68 ) — — ( 0 .68 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.57 14.63% $ 2,135,304 3.07% 3.07% 1.23% 2.07% 412%
$ 8.54 8.41% $ 1,331,818 1.88% 1.87% 1.25% 3.20% 605%
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 9.47 14.27% $ 74,609 3.34% 3.34% 1.50% 1.82% 412%
$ 8.46 8.10% $ 59,908 2.14% 2.12% 1.50% 2.95% 605%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 9.59 14.68% $ 209,807 3.00% 3.00% 1.16% 2.16% 412%
$ 8.56 8.49% $ 156,247 1.79% 1.77% 1.15% 3.30% 605%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 9.85 19.98% $ 208,641 4.36% 4.35% 1.65% 1.11% 455%
$ 8.38 11.22% $ 88,577 2.87% 2.72% 1.65% 2.30% 657%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
12
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 9.91 19.66% $ 24,328 4.62% 4.60% 1.90% 0.80% 455%
$ 8.44 10.91% $ 9,013 3.13% 2.97% 1.90% 2.04% 657%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
12
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 9.89 20.11% $ 683,805 4.26% 4.25% 1.55% 1.20% 455%
$ 8.41 11.26% $ 207,673 2.78% 2.62% 1.55% 2.47% 657%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
12
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MS FUSION FUND CLASS I
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 0 .03 1 .49 1 .52 ( 0 .05 ) — — ( 0 .05 )
AQR MS FUSION FUND CLASS N
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .00 )
10
1 .50 1 .50 ( 0 .04 ) — — ( 0 .04 )
AQR MS FUSION FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 0 .02 1 .50 1 .52 ( 0 .05 ) — — ( 0 .05 )
AQR MS FUSION HV FUND CLASS I
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .13 ) 1 .96 1 .83 — — — —
AQR MS FUSION HV FUND CLASS N
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .13 ) 1 .95 1 .82 — — — —
AQR MS FUSION HV FUND CLASS R6
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .16 ) 2 .00 1 .84 — — — —
AQR MULTI-ASSET FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.45 0 .26 1 .69 1 .95 ( 0 .44 ) — (0.02) ( 0 .46 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.58 0 .25 0 .80 1 .05 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0 .29 0 .69 0 .98 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0 .25 ( 1 .36 ) ( 1 .11 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0 .14 1 .27 1 .41 ( 0 .57 ) ( 0 .11 ) — ( 0 .68 )
AQR MULTI-ASSET FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.41 0 .24 1 .68 1 .92 ( 0 .42 ) — (0.02) ( 0 .44 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.55 0 .21 0 .80 1 .01 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0 .26 0 .70 0 .96 ( 0 .21 ) — — ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0 .22 ( 1 .34 ) ( 1 .12 ) ( 0 .59 ) (0.00)
10
— ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0 .11 1 .27 1 .38 ( 0 .55 ) ( 0 .11 ) — ( 0 .66 )
AQR MULTI-ASSET FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.43 0 .27 1 .69 1 .96 ( 0 .45 ) — (0.02) ( 0 .47 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.57 0 .25 0 .80 1 .05 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .29 0 .70 0 .99 ( 0 .24 ) — — ( 0 .24 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0 .26 ( 1 .36 ) ( 1 .10 ) ( 0 .61 ) (0.00)
10
— ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0 .16 1 .26 1 .42 ( 0 .58 ) ( 0 .11 ) — ( 0 .69 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.47 15.24% $ 5,203 6.50%
7
5.26% 2.05% 0.54% 251%
$ 11.46 15.04% $ 2,048 6.78%
7
5.51% 2.30% (0.01)% 251%
$ 11.47 15.26% $ 16,211 6.50%
7
5.16% 1.95% 0.35% 251%
$ 11.83 18.30% $ 38,331 9.28%
7
8.60% 3.70% (2.18)% 278%
$ 11.82 18.20% $ 16,330 9.74%
7
8.85% 3.95% (2.33)% 278%
$ 11.84 18.40% $ 57 10.90%
7
8.50% 3.60% (3.13)% 278%
$ 11.94 18.72% $ 193,536 1.02% 1.02% 0.80% 2.25% 110%
$ 10.45 10.92% $ 152,319 1.08% 1.05% 0.80% 2.38% 136%
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 11.89 18.47% $ 19,603 1.27% 1.27% 1.05% 2.08% 110%
$ 10.41 10.55% $ 7,524 1.34% 1.30% 1.05% 2.01% 136%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 11.92 18.86% $ 1,635,078 0.91% 0.92% 0.70% 2.37% 110%
$ 10.43 10.92% $ 446,967 0.99% 0.95% 0.70% 2.42% 136%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.72 0 .27 1 .53 1 .80 ( 1 .25 ) — — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.29 0 .31 0 .30 0 .61 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0 .31 ( 0 .33 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0 .03 1 .68 1 .71 ( 0 .85 ) — — ( 0 .85 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 ( 0 .08 ) 2 .78 2 .70 ( 1 .47 ) — — ( 1 .47 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.53 0 .24 1 .50 1 .74 ( 1 .23 ) — — ( 1 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .29 0 .29 0 .58 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0 .01 1 .64 1 .65 ( 0 .83 ) — — ( 0 .83 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 ( 0 .10 ) 2 .74 2 .64 ( 1 .45 ) — — ( 1 .45 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.77 0 .28 1 .53 1 .81 ( 1 .25 ) — — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.33 0 .31 0 .32 0 .63 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0 .09 1 .63 1 .72 ( 0 .86 ) — — ( 0 .86 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 ( 0 .08 ) 2 .81 2 .73 ( 1 .48 ) — — ( 1 .48 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.73 0 .13 1 .01 1 .14 ( 0 .22 ) — — ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.84 0 .19 1 .24 1 .43 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0 .21 0 .77 0 .98 ( 1 .62 ) — — ( 1 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 ( 0 .01 ) 2 .16 2 .15 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 ( 0 .10 ) 1 .67 1 .57 ( 0 .90 ) — — ( 0 .90 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.63 0 .11 0 .99 1 .10 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.76 0 .17 1 .22 1 .39 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0 .19 0 .76 0 .95 ( 1 .60 ) — — ( 1 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 ( 0 .03 ) 2 .14 2 .11 ( 1 .68 ) — — ( 1 .68 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .12 ) 1 .66 1 .54 ( 0 .88 ) — — ( 0 .88 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.78 0 .14 1 .02 1 .16 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.88 0 .20 1 .24 1 .44 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0 .22 0 .77 0 .99 ( 1 .63 ) — — ( 1 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 ( 0 .01 ) 2 .17 2 .16 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 ( 0 .10 ) 1 .69 1 .59 ( 0 .91 ) — — ( 0 .91 )

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.27 20.88% $ 807,995 1.01% 1.01% 1.01% 2.85% 0%
$ 8.72 7.45% $ 529,929 1.03% 1.01% 1.00% 3.65% 0%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 9.04 20.66% $ 83,973 1.27% 1.26% 1.26% 2.59% 0%
$ 8.53 7.20% $ 44,438 1.28% 1.26% 1.25% 3.43% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 9.33 20.96% $ 249,124 0.91% 0.91% 0.91% 2.89% 0%
$ 8.77 7.62% $ 186,074 0.92% 0.91% 0.90% 3.58% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 8.65 14.81% $ 848,783 6.09% 6.09% 1.49% 1.55% 142%
$ 7.73 21.03% $ 543,713 4.63% 4.63% 1.50% 2.41% 289%
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 8.53 14.49% $ 76,608 6.35% 6.35% 1.75% 1.36% 142%
$ 7.63 20.71% $ 49,866 4.89% 4.88% 1.75% 2.14% 289%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 8.71 14.93% $ 928,703 6.00% 6.00% 1.40% 1.59% 142%
$ 7.78 21.15% $ 639,420 4.54% 4.53% 1.40% 2.45% 289%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR TREND TOTAL RETURN FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.17 0 .27 2 .80 3 .07 ( 0 .17 ) — — ( 0 .17 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.41 0 .39 3 .59 3 .98 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0 .34 2 .33 2 .67 ( 2 .65 ) — — ( 2 .65 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .01 ) 1 .56 1 .55 ( 0 .24 ) (0.00)
10
— ( 0 .24 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.14 0 .25 2 .78 3 .03 ( 0 .14 ) — — ( 0 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.38 0 .37 3 .56 3 .93 ( 2 .17 ) — — ( 2 .17 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0 .32 2 .31 2 .63 ( 2 .62 ) — — ( 2 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .03 ) 1 .55 1 .52 ( 0 .23 ) (0.00)
10
— ( 0 .23 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.20 0 .17 2 .93 3 .10 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.42 0 .41 3 .59 4 .00 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0 .36 2 .32 2 .68 ( 2 .66 ) — — ( 2 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .04 ) 1 .61 1 .57 ( 0 .25 ) (0.00)
10
— ( 0 .25 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .00 )
10
0 .08 0 .08 — — — —
*
1
2
3
4
5
6
7
8
9
10
11
12

AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.07 23.36% $ 72,684 3.66% 3.24% 1.25% 1.85% 461%
$ 13.17 34.63% $ 22,159 3.35% 2.00% 1.28% 2.79% 609%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
7
1.30% 1.30% (1.29)% 0%
$ 16.03 23.07% $ 42,599 3.96% 3.49% 1.50% 1.73% 461%
$ 13.14 34.28% $ 14,281 3.34% 2.25% 1.53% 2.71% 609%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
7
1.55% 1.55% (1.54)% 0%
$ 16.12 23.50% $ 27 3.65% 3.14% 1.15% 1.24% 461%
$ 13.20 34.79% $ 17,118 3.02% 1.90% 1.18% 3.03% 609%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
7
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2025
The accompanying notes are an integral part of these financial statements.
December 31, 2025
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes certain derivatives, if any, and is not annualized.
6
Commencement of operations.
7
Certain expenses incurred by the Fund were not annualized for the period.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
9
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
10
Amount is less than $.005 per share.
11
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.22%.
12
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust consists of twenty-
six active series, sixteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR CVX Fusion Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity
Fund, AQR LSE Fusion Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR
MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative
Fund and AQR Trend Total Return Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund. The AQR CVX Fusion Fund commenced operations on June 18, 2025 and the AQR LSE Fusion Fund, AQR MS Fusion Fund and AQR MS Fusion HV Fund commenced operations on June 25, 2025.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR CVX Fusion Fund, AQR Diversifying Strategies Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund, AQR
MS Fusion HV Fund and AQR Trend Total Return Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR CVX Fusion Fund, AQR Macro Opportunities Fund, AQR
Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy
Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR
Alternative Risk Premia Offshore Fund Ltd., AQR CVX Fusion Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed
Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-
Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2025
% OF TOTAL
ASSETS AT
DECEMBER 31,
2025
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 90,015,471 5.4%
AQR CVX Fusion Offshore Fund Ltd. ....................................................... 5,016,973 9.4
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 155,010,605 19.6
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 547,682,972 7.6
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 211,754,838 5.6
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 179,908,309 7.6
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 250,598,611 21.0
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 429,484,991 5.1
AQR Trend Total Return Offshore Fund Ltd. ................................................... 26,039,367 7.8

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and selected counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-
the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reported as a liability and included in due to brokers on the Statements of Assets and Liabilities. As governed by the relevant
Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has fiscal year end for financial statement consolidation purposes and conforming tax year end of December 31st.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: The Funds' Chief Executive Officer acts as each Fund's chief operating decision maker (“CODM”), as defined in FASB ASC Topic
280 Segment Reporting—Improvements to Reportable Segment Disclosures , assessing performance and making decisions about resource allocation.
The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each
Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments,
Statements of Operations and Changes in Net Assets, and Financial Highlights.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation-adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds may be returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on short positions in securities on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. The net amounts of income earned or fees incurred are reported as income from securities sold short, net or fees on securities sold short, net, respectively, on the Statements of Operations. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA") with State Street Bank and Trust Company (“SSB”), SSB is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. Pursuant to the
Rehypothecation Agreement with BNP Paribas (“BNP”), BNP is permitted, subject to certain conditions, to rehypothecate portfolio securities that shall not exceed an amount equal to the market value of portfolio securities sold short, minus any cash in the BNP prime brokerage account. SSB and BNP will collectively be called the “Rehypothecation Agents” herein. The Funds continue to receive dividends and interest on rehypothecated securities. The
Funds also have the right under the SSB MSLA and BNP Rehypothecation Agreement to recall the rehypothecated securities from the Rehypothecation
Agents on demand. If the Rehypothecation Agents fail to deliver the recalled security in a timely manner, the Funds will be compensated by them for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the Rehypothecation Agents, the Funds may reduce the loan balance outstanding by the amount of the recalled security.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a Master Repurchase Agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the
Statements of Assets and Liabilities. Interest earned on repurchase agreements is reported as a component of interest income on the Statements of
Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the
Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a Master Repurchase Agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and
Liabilities. Interest incurred on reverse repurchase agreements is reported as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreements, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are disclosed in each Fund’s Schedule of
Investments.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The independent pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated prices are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange, swap and OTC option contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing service aggregates valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Repurchase agreements and reverse repurchase agreements are valued based on the respective contract amounts, which approximate fair value.
As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral). These investments are classified as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 396,754,769 $ 248,953,186 $ – $ 645,707,955
Preferred Stocks
†
.............................. – 100,839 – 100,839
Rights
†
...................................... – – –
(a)
–
(a)
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 226,186,017 – – 226,186,017
U.S. Treasury Obligations ....................... – 55,011,684 – 55,011,684
Purchased Options ............................ – 1,312,078 – 1,312,078
Interest Rate Swap Contracts* .................... – 3,755,381 – 3,755,381
Total Return Swap Contracts* ..................... – 1,191,325 – 1,191,325
Futures Contracts* ............................. 12,388,223 – – 12,388,223
Forward Foreign Currency Exchange Contracts* ...... – 3,721,652 – 3,721,652
Total Assets $ 635,329,009 $ 314,046,145 $ –
(a)
$ 949,375,154
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (391,325,901) $ (233,241,301) $ – $ (624,567,202)
Preferred Stocks (Sold Short)
†
.................... – (1,838,604) – (1,838,604)
Written Option Contracts (Premium-Style) ........... – (179,936) – (179,936)
Interest Rate Swap Contracts* .................... – (808,000) – (808,000)
Total Return Swap Contracts* ..................... – (618,667) – (618,667)
Futures Contracts* ............................. (9,508,319) – – (9,508,319)
Forward Foreign Currency Exchange Contracts* ...... – (6,997,805) – (6,997,805)
Total Liabilities $ (400,834,220) $ (243,684,313) $ – $ (644,518,533)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR CVX FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 9,689,147 $ 4,521,011 $ – $ 14,210,158
Preferred Stocks
†
.............................. – 28,435 – 28,435
Investment Companies ......................... 7,659,356 – – 7,659,356
U.S. Treasury Obligations ....................... – 9,444,185 – 9,444,185
Purchased Options ............................ – 74,499 – 74,499
Credit Default Swap Contracts* ................... – 67,964 – 67,964
Interest Rate Swap Contracts* .................... – 166,972 – 166,972
Total Return Swap Contracts* ..................... – 4,340 – 4,340
Futures Contracts* ............................. 496,627 – – 496,627
Forward Foreign Currency Exchange Contracts* ...... – 245,501 – 245,501
Total Assets $ 17,845,130 $ 14,552,907 $ – $ 32,398,037
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (10,279,454) $ (5,219,205) $ – $ (15,498,659)
Preferred Stocks (Sold Short)
†
.................... – (4,764) – (4,764)
Written Option Contracts (Premium-Style) ........... – (10,905) – (10,905)
Credit Default Swap Contracts* ................... – (7,773) – (7,773)
Interest Rate Swap Contracts* .................... – (88,091) – (88,091)
Total Return Swap Contracts* ..................... – (8,217) – (8,217)
Futures Contracts* ............................. (430,957) – – (430,957)
Forward Foreign Currency Exchange Contracts* ...... – (284,957) – (284,957)
Total Liabilities $ (10,710,411) $ (5,623,912) $ – $ (16,334,323)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 169,638,861 $ 12,254,630 $ 11,821,321 $ 193,714,812
Convertible Preferred Stocks ..................... 8,001,000 – – 8,001,000
Closed-End Funds ............................. 3,457,952 6,624 – 3,464,576
Corporate Bonds .............................. – 104,983,647 125,629 105,109,276
Convertible Bonds ............................. – 760,746,705 – 760,746,705
Rights ...................................... 203,274 59,748 30,944 293,966
Warrants .................................... 411,041 168,198 842,708 1,421,947
Securities in Litigation .......................... – – –
(a)
–
(a)
Units ....................................... 375,228 28,402 2,877,281 3,280,911
Investment Companies ......................... 741,977,098 – – 741,977,098
U.S. Treasury Obligations ....................... – 652,105,889 – 652,105,889
Futures Contracts* ............................. 650,076 – – 650,076
Forward Foreign Currency Exchange Contracts* ...... – 255,096 – 255,096
Total Return Basket Swap Contracts* ............... – 11,930,191 – 11,930,191
Total Assets $ 924,714,530 $ 1,542,539,130 $ 15,697,883 $ 2,482,951,543
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (315,366,204) $ (12,551,345) $ – $ (327,917,549)
Convertible Bonds (Sold Short) ................... – (28,295,855) – (28,295,855)
Credit Default Swap Contracts* ................... – (603,273) – (603,273)
Futures Contracts* ............................. (99) – – (99)
Forward Foreign Currency Exchange Contracts* ...... – (1,602,737) – (1,602,737)
Total Return Basket Swap Contracts* ............... – (7,125,751) – (7,125,751)
Total Liabilities $ (315,366,303) $ (50,178,961) $ – $ (365,545,264)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 5,438,098,201 $ – $ – $ 5,438,098,201
Total Assets $ 5,438,098,201 $ – $ – $ 5,438,098,201
– – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 4,012,475,717 $ 2,360,360,076 $ – $ 6,372,835,793
Preferred Stocks
†
.............................. – 1,789,699 – 1,789,699
Investment Companies ......................... 1,553,064,673 – – 1,553,064,673
U.S. Treasury Obligations ....................... – 1,249,434,231 – 1,249,434,231
Forward Foreign Currency Exchange Contracts* ...... – 1,293,772 – 1,293,772
Total Return Basket Swap Contracts* ............... – 13 – 13
Total Assets $ 5,565,540,390 $ 3,612,877,791 $ – $ 9,178,418,181
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (3,998,142,013) $ (2,221,001,597) $ – $ (6,219,143,610)
Preferred Stocks (Sold Short)
†
.................... – (21,408,979) – (21,408,979)
Forward Foreign Currency Exchange Contracts* ...... – (3,886,568) – (3,886,568)
Total Liabilities $ (3,998,142,013) $ (2,246,297,144) $ – $ (6,244,439,157)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 9,394,678,667 $ 5,884,109,945 $ – $ 15,278,788,612
Investment Companies ......................... 2,261,718,974 – – 2,261,718,974
U.S. Treasury Obligations ....................... – 3,189,182,887 – 3,189,182,887
Total Return Swap Contracts* ..................... – 4,131,550 – 4,131,550
Futures Contracts* ............................. 10,222,734 – – 10,222,734
Forward Foreign Currency Exchange Contracts* ...... – 16,189,272 – 16,189,272
Total Return Basket Swap Contracts* ............... – – 6 6
Total Assets $ 11,666,620,375 $ 9,093,613,654 $ 6 $ 20,760,234,035
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (9,145,988,668) $ (4,777,173,584) $ – $ (13,923,162,252)
Preferred Stocks (Sold Short)
†
.................... – (57,162,855) – (57,162,855)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ..................... – (75,264) – (75,264)
Futures Contracts* ............................. (152,054) – – (152,054)
Forward Foreign Currency Exchange Contracts* ...... – (8,251,045) – (8,251,045)
Total Liabilities $ (9,146,140,722) $ (4,842,662,748) $ –
(a)
$ (13,988,803,470)
AQR LSE FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 50,916,681 $ 26,950,522 $ – $ 77,867,203
Preferred Stocks
†
.............................. – 30,632 – 30,632
Investment Companies ......................... 11,529,376 – – 11,529,376
U.S. Treasury Obligations ....................... – 8,821,239 – 8,821,239
Futures Contracts* ............................. 88,536 – – 88,536
Forward Foreign Currency Exchange Contracts* ...... – 4,390 – 4,390
Total Assets $ 62,534,593 $ 35,806,783 $ – $ 98,341,376
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (51,055,838) $ (25,635,087) $ – $ (76,690,925)
Preferred Stocks (Sold Short)
†
.................... – (127,056) – (127,056)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Forward Foreign Currency Exchange Contracts* ...... – (1,223) – (1,223)
Total Liabilities $ (51,055,838) $ (25,763,366) $ –
(a)
$ (76,819,204)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 17,871,059 $ – $ – $ 17,871,059
Investment Companies ......................... 341,267,276 – – 341,267,276
U.S. Treasury Obligations ....................... – 279,553,020 – 279,553,020
Purchased Options ............................ – 2,186,517 – 2,186,517
Credit Default Swap Contracts* ................... – 16,085,731 – 16,085,731
Interest Rate Swap Contracts* .................... – 21,532,984 – 21,532,984
Total Return Swap Contracts* ..................... – 2,037,019 – 2,037,019
Futures Contracts* ............................. 24,099,528 – – 24,099,528
Forward Foreign Currency Exchange Contracts* ...... – 14,672,929 – 14,672,929
Total Assets $ 383,237,863 $ 336,068,200 $ – $ 719,306,063
– – – –
LIABILITIES
Written Option Contracts (Premium-Style) ........... $ – $ (299,893) $ – $ (299,893)
Credit Default Swap Contracts* ................... – (1,807,407) – (1,807,407)
Interest Rate Swap Contracts* .................... – (12,281,994) – (12,281,994)
Total Return Swap Contracts* ..................... – (1,284,617) – (1,284,617)
Futures Contracts* ............................. (17,824,628) – – (17,824,628)
Forward Foreign Currency Exchange Contracts* ...... – (20,148,661) – (20,148,661)
Total Liabilities $ (17,824,628) $ (35,822,572) $ – $ (53,647,200)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,488,640,327 $ 834,925,149 $ – $ 2,323,565,476
Preferred Stocks .............................. – 2,007,904 – 2,007,904
Investment Companies ......................... 472,032,097 – – 472,032,097
U.S. Treasury Obligations ....................... – 1,542,178,209 – 1,542,178,209
Purchased Options ............................ – 8,268,471 – 8,268,471
Credit Default Swap Contracts* ................... – 12,208,256 – 12,208,256
Interest Rate Swap Contracts* .................... – 25,800,585 – 25,800,585
Total Return Swap Contracts* ..................... – 2,586,820 – 2,586,820
Futures Contracts* ............................. 67,805,500 – – 67,805,500
Forward Foreign Currency Exchange Contracts* ...... – 37,745,731 – 37,745,731
Total Assets $ 2,028,477,924 $ 2,465,721,125 $ – $ 4,494,199,049
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (1,499,921,671) $ (761,721,257) $ – $ (2,261,642,928)
Preferred Stocks (Sold Short) ..................... – (8,430,568) – (8,430,568)
Written Option Contracts (Premium-Style) ........... – (1,085,066) – (1,085,066)
Credit Default Swap Contracts* ................... – (1,336,323) – (1,336,323)
Interest Rate Swap Contracts* .................... – (13,067,804) – (13,067,804)
Total Return Swap Contracts* ..................... – (1,257,893) – (1,257,893)
Futures Contracts* ............................. (52,103,431) – – (52,103,431)
Forward Foreign Currency Exchange Contracts* ...... – (45,113,005) – (45,113,005)
Total Liabilities $ (1,552,025,102) $ (832,011,916) $ – $ (2,384,037,018)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 827,580,568 $ 443,706,066 $ – $ 1,271,286,634
Preferred Stocks
†
.............................. – 3,644,375 – 3,644,375
Investment Companies ......................... 259,198,040 – – 259,198,040
U.S. Treasury Obligations ....................... – 434,872,331 – 434,872,331
Purchased Options ............................ – 4,589,855 – 4,589,855
Credit Default Swap Contracts* ................... – 7,046,325 – 7,046,325
Interest Rate Swap Contracts* .................... – 14,715,551 – 14,715,551
Total Return Swap Contracts* ..................... – 1,553,196 – 1,553,196
Futures Contracts* ............................. 37,910,118 – – 37,910,118
Forward Foreign Currency Exchange Contracts* ...... – 21,388,085 – 21,388,085
Total Return Basket Swap Contracts* ............... – – –
(a)
–
(a)
Total Assets $ 1,124,688,726 $ 931,515,784 $ –
(a)
$ 2,056,204,510
– – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (901,734,055) $ (459,118,448) $ – $ (1,360,852,503)
Preferred Stocks (Sold Short)
†
.................... – (3,811,779) – (3,811,779)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (621,596) – (621,596)
Credit Default Swap Contracts* ................... – (760,776) – (760,776)
Interest Rate Swap Contracts* .................... – (7,500,753) – (7,500,753)
Total Return Swap Contracts* ..................... – (677,859) – (677,859)
Futures Contracts* ............................. (29,081,298) – – (29,081,298)
Forward Foreign Currency Exchange Contracts* ...... – (24,841,702) – (24,841,702)
Total Liabilities $ (930,815,353) $ (497,332,913) $ –
(a)
$ (1,428,148,266)
AQR MS FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 26,872,814 $ 15,273,497 $ – $ 42,146,311
Investment Companies ......................... 6,376,891 – – 6,376,891
U.S. Treasury Obligations ....................... – 10,466,376 – 10,466,376
Purchased Options ............................ – 40,468 – 40,468
Credit Default Swap Contracts* ................... – 28,691 – 28,691
Interest Rate Swap Contracts* .................... – 402,684 – 402,684
Total Return Swap Contracts* ..................... – 13,901 – 13,901
Futures Contracts* ............................. 137,286 – – 137,286
Forward Foreign Currency Exchange Contracts* ...... – 227,489 – 227,489
Total Assets $ 33,386,991 $ 26,453,106 $ – $ 59,840,097
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (27,032,879) $ (14,787,029) $ – $ (41,819,908)
Preferred Stocks (Sold Short)
†
.................... – (111,086) – (111,086)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (5,453) – (5,453)
Credit Default Swap Contracts* ................... – (2,292) – (2,292)
Interest Rate Swap Contracts* .................... – (249,298) – (249,298)
Total Return Swap Contracts* ..................... – (10,922) – (10,922)
Futures Contracts* ............................. (37,205) – – (37,205)
Forward Foreign Currency Exchange Contracts* ...... – (329,487) – (329,487)
Total Liabilities $ (27,070,084) $ (15,495,567) $ –
(a)
$ (42,565,651)
AQR MS FUSION HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 80,228,688 $ 43,517,409 $ – $ 123,746,097
Preferred Stocks
†
.............................. – 95,434 – 95,434
Investment Companies ......................... 17,431,041 – – 17,431,041
U.S. Treasury Obligations ....................... – 17,777,504 – 17,777,504
Purchased Options ............................ – 140,537 – 140,537
Credit Default Swap Contracts* ................... – 133,503 – 133,503
Interest Rate Swap Contracts* .................... – 1,498,421 – 1,498,421
Total Return Swap Contracts* ..................... – 57,733 – 57,733
Futures Contracts* ............................. 457,948 – – 457,948
Forward Foreign Currency Exchange Contracts* ...... – 927,321 – 927,321
Total Assets $ 98,117,677 $ 64,147,862 $ – $ 162,265,539
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (80,901,326) $ (42,113,846) $ – $ (123,015,172)
Preferred Stocks (Sold Short)
†
.................... – (265,980) – (265,980)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (21,810) – (21,810)
Credit Default Swap Contracts* ................... – (12,509) – (12,509)
Interest Rate Swap Contracts* .................... – (889,468) – (889,468)
Total Return Swap Contracts* ..................... – (36,128) – (36,128)
Futures Contracts* ............................. (197,393) – – (197,393)
Forward Foreign Currency Exchange Contracts* ...... – (1,328,608) – (1,328,608)
Total Liabilities $ (81,098,719) $ (44,668,349) $ –
(a)
$ (125,767,068)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 716,898,706 $ 241,945,802 $ –
(a)
$ 958,844,508
Preferred Stocks
†
.............................. – 546,978 – 546,978
Foreign Government Securities ................... – 165,722,140 – 165,722,140
Investment Companies ......................... 316,473,941 – – 316,473,941
U.S. Treasury Obligations ....................... – 501,948,931 – 501,948,931
Total Return Swap Contracts* ..................... – 1,376,228 – 1,376,228
Futures Contracts* ............................. 31,168,638 – – 31,168,638
Forward Foreign Currency Exchange Contracts* ...... – 13,924,189 – 13,924,189
Total Assets $ 1,064,541,285 $ 925,464,268 $ –
(a)
$ 1,990,005,553
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (154,847,666) $ (66,380,664) $ –
(a)
$ (221,228,330)
Preferred Stocks (Sold Short)
†
.................... – (638,352) – (638,352)
Warrants (Sold Short)
†
.......................... – – –
(a)
–
(a)
Total Return Swap Contracts* ..................... – (519,240) – (519,240)
Futures Contracts* ............................. (24,584,321) – – (24,584,321)
Forward Foreign Currency Exchange Contracts* ...... – (20,252,572) – (20,252,572)
Total Liabilities $ (179,431,987) $ (87,790,828) $ –
(a)
$ (267,222,815)
AQR RISK-BALANCED COMMODITIES STRATEGY
FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 609,251,471 $ – $ – $ 609,251,471
U.S. Treasury Obligations ....................... – 514,746,127 – 514,746,127
Total Return Swap Contracts* ..................... – 4,287 – 4,287
Futures Contracts* ............................. 84,305,179 – – 84,305,179
Total Assets $ 693,556,650 $ 514,750,414 $ – $ 1,208,307,064
– – – –
LIABILITIES
Total Return Swap Contracts* ..................... $ – $ (299,137) $ – $ (299,137)
Futures Contracts* ............................. (50,736,079) – – (50,736,079)
Total Liabilities $ (50,736,079) $ (299,137) $ – $ (51,035,216)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 2,137,566,524 $ 1,486,146,314 $ – $ 3,623,712,838
Preferred Stocks
†
.............................. 53,718 – – 53,718
Investment Companies ......................... 674,514,584 – – 674,514,584
U.S. Treasury Obligations ....................... – 550,111,376 – 550,111,376
Purchased Options ............................ – 6,271,903 – 6,271,903
Interest Rate Swap Contracts* .................... – 26,496,385 – 26,496,385
Total Return Swap Contracts* ..................... – 10,797,308 – 10,797,308
Futures Contracts* ............................. 51,738,010 – – 51,738,010
Forward Foreign Currency Exchange Contracts* ...... – 17,881,608 – 17,881,608
Total Return Basket Swap Contracts* ............... – 1,535,228 –
(a)
1,535,228
Total Assets $ 2,863,872,836 $ 2,099,240,122 $ –
(a)
$ 4,963,112,958
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (1,917,569,588) $ (1,279,809,702) $ – $ (3,197,379,290)
Preferred Stocks (Sold Short)
†
.................... – (17,786,991) – (17,786,991)
Written Option Contracts (Premium-Style) ........... – (834,247) – (834,247)
Interest Rate Swap Contracts* .................... – (5,309,292) – (5,309,292)
Total Return Swap Contracts* ..................... – (4,177,789) – (4,177,789)
Futures Contracts* ............................. (53,098,377) – – (53,098,377)
Forward Foreign Currency Exchange Contracts* ...... – (38,957,234) – (38,957,234)
Total Return Basket Swap Contracts* ............... – (1,073,000) – (1,073,000)
Total Liabilities $ (1,970,667,965) $ (1,347,948,255) $ – $ (3,318,616,220)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 62,270,279 $ 31,986,078 $ – $ 94,256,357
Preferred Stocks .............................. – 139,612 – 139,612
Investment Companies ......................... 74,759,105 – – 74,759,105
U.S. Treasury Obligations ....................... – 14,997,323 – 14,997,323
Purchased Options ............................ – 344,309 – 344,309
Credit Default Swap Contracts* ................... – 552,471 – 552,471
Interest Rate Swap Contracts* .................... – 1,085,581 – 1,085,581
Total Return Swap Contracts* ..................... – 111,905 – 111,905
Futures Contracts* ............................. 3,006,936 – – 3,006,936
Forward Foreign Currency Exchange Contracts* ...... – 1,666,636 – 1,666,636
Total Return Basket Swap Contracts* ............... – 13 – 13
Total Assets $ 140,036,320 $ 50,883,928 $ – $ 190,920,248
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (68,416,744) $ (35,825,927) $ – $ (104,242,671)
Preferred Stocks (Sold Short) ..................... – (263,020) – (263,020)
Written Option Contracts (Premium-Style) ........... – (49,073) – (49,073)
Credit Default Swap Contracts* ................... – (61,349) – (61,349)
Interest Rate Swap Contracts* .................... – (568,287) – (568,287)
Total Return Swap Contracts* ..................... – (52,344) – (52,344)
Futures Contracts* ............................. (2,212,679) – – (2,212,679)
Forward Foreign Currency Exchange Contracts* ...... – (1,872,688) – (1,872,688)
Total Liabilities $ (70,629,423) $ (38,692,688) $ – $ (109,322,111)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.
AQR DIVERSIFIED ARBITRAGE FUND
COMMON
STOCKS
CORPORATE
BONDS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION UNITS
COMMON
STOCKS
(SOLD
SHORT)
Balance as of December 31, 2024 ..... $ 529,847 $ 125,629 $ 82,535 $ 541,321 $ –
(a)
$ 558,091 $ –
(a)
Accrued discounts/(premiums) ........ – – – – – – –
Realized gain/(loss) ................ 43,242 – 69,740 2,763 – 22,834 –
Change in unrealized appreciation/
(depreciation) ................... 2,586,847 – (43,332) 83,049 – 114 –
Purchases
1
....................... 34,481,285 – – 361,492 – 2,512,606 –
Sales
2
........................... (26,151,266) – (69,740) (78,542) – (216,364) –
(a)
Transfers into Level 3 ............... 685,551 – 20,253 21,293 – – –
Transfers out of Level 3 .............. (354,185) – (28,512) (88,668) – – –
Balance as of December 31, 2025 ..... $ 11,821,321 $ 125,629 $ 30,944 $ 842,708 $ –
(a)
$ 2,877,281 $ –
Change in Unrealized appreciation/
(depreciation) for the securities still
held at December 31, 2025 ........ $ 2,484,983 $ – $ 5,883 $ 90,525 $ – $ 114 $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Securities have zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended December 31, 2025 for the AQR Diversified Arbitrage Fund:
Quantitative Information about Level 3 Fair Value Measurements*
AQR DIVERSIFIED ARBITRAGE FUND
Securities classified as Level 3 in the Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Long-Short Equity Fund, AQR LSE
Fusion Fund, AQR Managed Futures Strategy HV Fund, AQR MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset Fund and AQR Style Premia
Alternative Fund are considered quantitatively insignificant for additional disclosure.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE
Common Stocks 11,419,478 Probability Weighted Discount for Lack of Marketability** 10.44% N/A
Expected Return Discount Rate 3.3% N/A
Term 1.7 years N/A
Corporate Bonds 123,254 Enterprise Value Waterfall Discount for Lack of Marketability** 30.0% N/A
Analysis Discount Rate 10.19% N/A
* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2025, the value of these securities for the AQR Diversified Arbitrage Fund was $4,155,181. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
** Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
6. Federal Income Tax Matters
At December 31, 2025, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 44,165,746 $ 296,480,876 $ (35,790,001) $ 260,690,875
AQR CVX Fusion Fund ................................... 13,231,827 3,846,312 (1,014,425) 2,831,887
AQR Diversified Arbitrage Fund ............................. 2,080,996,234 73,224,661 (36,814,616) 36,410,045
AQR Diversifying Strategies Fund ........................... 5,024,455,443 415,945,830 (2,303,072) 413,642,758
AQR Equity Market Neutral Fund ........................... 1,979,917,443 1,250,165,540 (296,103,959) 954,061,581
AQR Long-Short Equity Fund .............................. 4,569,726,812 3,248,047,481 (1,046,343,728) 2,201,703,753
AQR LSE Fusion Fund ................................... 18,080,418 5,048,663 (1,606,909) 3,441,754
AQR Macro Opportunities Fund ............................. 665,773,326 51,171,671 (51,286,134) (114,463)
AQR Managed Futures Strategy Fund ........................ 1,489,465,986 772,872,901 (152,176,856) 620,696,045
AQR Managed Futures Strategy HV Fund ..................... 371,548,214 354,187,390 (97,679,360) 256,508,030
AQR MS Fusion Fund .................................... 12,883,931 6,820,406 (2,429,891) 4,390,515
AQR MS Fusion HV Fund ................................. 25,868,409 18,872,279 (8,242,217) 10,630,062
AQR Multi-Asset Fund ................................... 1,425,552,114 339,300,678 (42,070,054) 297,230,624
AQR Risk-Balanced Commodities Strategy Fund ................ 1,133,111,851 75,196,446 (51,036,449) 24,159,997
AQR Style Premia Alternative Fund .......................... 617,149,699 1,328,950,330 (301,603,291) 1,027,347,039
AQR Trend Total Return Fund .............................. 60,225,649 28,514,505 (7,142,017) 21,372,488
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Alternative Risk Premia Fund ........... $ — $ 260,736,202 $ (194,599,052) $ (416,753) $ 65,720,397
AQR CVX Fusion Fund .................... — 2,832,923 (1,064,165) (34,757) 1,734,001
AQR Diversified Arbitrage Fund .............. 1,763,222 36,391,589 (45,156,767) (62,081) (7,064,037)
AQR Diversifying Strategies Fund ............ — 413,642,759 — — 413,642,759
AQR Equity Market Neutral Fund ............ 13,404,591 954,089,030 (521,376,314) (2,887,684) 443,229,623
AQR Long-Short Equity Fund ............... 59,700,339 2,201,977,515 (711,698,918) (4,051,249) 1,545,927,687
AQR LSE Fusion Fund .................... — 3,441,898 (1,465,488) (12,385) 1,964,025
AQR Macro Opportunities Fund .............. 89,997 (129,067) (9,500,651) (15,527) (9,555,248)
AQR Managed Futures Strategy Fund ......... — 620,745,122 (1,314,900,037) (4,083,148) (698,238,063)
AQR Managed Futures Strategy HV Fund ...... — 256,464,593 (222,233,994) (2,487,982) 31,742,617
AQR MS Fusion Fund ..................... 16,878 4,392,785 (1,702,922) (13,418) 2,693,323
AQR MS Fusion HV Fund .................. — 10,636,810 (5,476,352) (53,609) 5,106,849
AQR Multi-Asset Fund .................... — 297,219,607 (106,358,295) (6,042,760) 184,818,552
AQR Risk-Balanced Commodities Strategy Fund . — 24,162,516 — 30,548,004 54,710,520
AQR Style Premia Alternative Fund ........... 1,875,765 1,027,351,119 (1,065,801,110) (1,913,078) (38,487,304)
AQR Trend Total Return Fund ............... 80,239 21,375,681 (4,912,658) (163,900) 16,379,362
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals and Cayman subsidiary income.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
As of December 31, 2025, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal years ended December 31, 2025 and 2024 were as follows:
During the year ended December 31, 2025, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 1,776,460 $ (1,776,460)
AQR CVX Fusion Fund .......................................................... 148,755 (148,755)
AQR Diversified Arbitrage Fund .................................................... 608,630 (608,630)
AQR Diversifying Strategies Fund .................................................. (5,782,408) 5,782,408
AQR Equity Market Neutral Fund .................................................. (4,303,069) 4,303,069
AQR Long-Short Equity Fund ..................................................... (10,822,964) 10,822,964
AQR LSE Fusion Fund .......................................................... 1,877 (1,877)
AQR Macro Opportunities Fund .................................................... 4,895,403 (4,895,403)
AQR Managed Futures Strategy Fund ............................................... 41,167,732 (41,167,732)
AQR Managed Futures Strategy HV Fund ............................................ 21,686,170 (21,686,170)
AQR MS Fusion Fund ........................................................... (1,608) 1,608
AQR MS Fusion HV Fund ........................................................ 110,576 (110,576)
AQR Multi-Asset Fund .......................................................... — —
AQR Risk-Balanced Commodities Strategy Fund ....................................... 26,480,524 (26,480,524)
AQR Style Premia Alternative Fund ................................................. 79,677,712 (79,677,712)
AQR Trend Total Return Fund ..................................................... 776,545 (776,545)
DECEMBER 31, 2025 DECEMBER 31, 2024
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
RETURN OF
CAPITAL
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Alternative Risk Premia Fund ...................... $ 5,605,612 $ — $ — $ 4,953,749 $ —
AQR CVX Fusion Fund ............................... 426,349 1,142,220 — — —
AQR Diversified Arbitrage Fund ......................... 44,426,168 — — 25,199,929 —
AQR Diversifying Strategies Fund ....................... 116,144,782 — — 45,869,478 497
AQR Equity Market Neutral Fund ....................... 44,981,299 — — 47,088,383 —
AQR Long-Short Equity Fund .......................... 131,312,075 — — 147,106,632 —
AQR LSE Fusion Fund ............................... 26,853 — — — —
AQR Macro Opportunities Fund ......................... 10,142,327 — — 4,166,663 —
AQR Managed Futures Strategy Fund .................... 50,261,622 — 2,941,994 55,717,129 —
AQR Managed Futures Strategy HV Fund ................. 14,597,296 — 4,487,145 7,129,531 —
AQR MS Fusion Fund ................................ 106,951 — — — —
AQR Multi-Asset Fund ............................... 64,982,566 — 2,690,713 10,343,117 —
AQR Risk-Balanced Commodities Strategy Fund ............ 140,643,185 5,826 — 15,819,204 —
AQR Style Premia Alternative Fund ...................... 46,253,336 — — 81,797,956 —
AQR Trend Total Return Fund .......................... 1,053,004 — — 7,212,913 —
FUND SHORT-TERM LONG-TERM
AQR Diversified Arbitrage Fund ............................................................ $ – $ 88,950,491
AQR Diversifying Strategies Fund .......................................................... 82,756 –
AQR Macro Opportunities Fund ............................................................ 4,231,341 3,699,881
AQR Managed Futures Strategy Fund ....................................................... – 31,836,609
AQR Managed Futures Strategy HV Fund .................................................... – 10,154,032

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
As of December 31, 2025, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the year ended December 31, 2025, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2025, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ................................................. $ 194,599,052 $ —
AQR Diversified Arbitrage Fund .................................................... 40,998,078 4,158,689
AQR Equity Market Neutral Fund .................................................. 521,376,314 —
AQR Long-Short Equity Fund ..................................................... 711,698,918 —
AQR LSE Fusion Fund .......................................................... 1,465,488 —
AQR Macro Opportunities Fund .................................................... — 9,500,651
AQR Managed Futures Strategy Fund ............................................... 825,772,629 485,933,010
AQR Managed Futures Strategy HV Fund
*
........................................... 178,725,948 41,774,642
AQR MS Fusion Fund ........................................................... 1,702,922 —
AQR MS Fusion HV Fund ........................................................ 5,476,352 —
AQR Multi-Asset Fund
*
.......................................................... 77,984,272 27,652,985
AQR Style Premia Alternative Fund ................................................. 1,035,636,610 30,164,500
AQR Trend Total Return Fund ..................................................... 4,912,658 —
* Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 451,299,587 $ 272,613,588 $ 802,633,385 $ 548,115,899
AQR CVX Fusion Fund ................................... 21,336,200 8,391,320 29,194,701 14,167,613
AQR Diversified Arbitrage Fund ............................. 3,024,849,585 3,271,777,679 1,694,351,593 1,860,294,839
AQR Diversifying Strategies Fund ........................... 3,769,735,455 280,873,725 — —
AQR Equity Market Neutral Fund ........................... 8,042,167,562 4,041,741,481 9,726,269,371 5,351,197,011
AQR Long-Short Equity Fund .............................. 17,694,752,696 8,686,406,343 20,080,716,837 11,112,886,562
AQR LSE Fusion Fund ................................... 84,930,313 9,176,690 91,872,351 16,040,072
AQR Macro Opportunities Fund ............................. 65,820,690 83,117,107 — —
AQR Managed Futures Strategy Fund ........................ 3,152,792,553 2,193,317,474 4,604,041,234 3,524,367,415
AQR Managed Futures Strategy HV Fund ..................... 1,884,337,094 1,107,062,715 2,565,057,489 1,617,508,296
AQR MS Fusion Fund .................................... 53,020,529 13,368,816 60,087,765 19,660,972
AQR MS Fusion HV Fund ................................. 144,102,349 26,304,230 158,326,402 36,996,045
AQR Multi-Asset Fund ................................... 1,672,791,933 724,854,702 480,960,507 359,398,738
AQR Style Premia Alternative Fund .......................... 1,894,733,725 1,418,299,359 3,042,442,825 2,417,059,688
AQR Trend Total Return Fund .............................. 142,259,020 104,706,692 188,147,499 135,415,155
FUND PURCHASES SALES
AQR Macro Opportunities Fund ......................................................... $ 51,896,438 $ 65,091,367
AQR MS Fusion Fund ................................................................ 619,138 625,735
AQR MS Fusion HV Fund ............................................................. 1,466,698 1,470,267
AQR Multi-Asset Fund ............................................................... 491,601,743 84,862,206

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Total Return Basket Swap Contracts: Certain Funds enter into total return basket swap contracts to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreements between the Funds and the counterparty. The maturity dates are determined from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a Master Agreement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as shown in the Schedule of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as shown in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s
Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Option Contracts: Certain Funds may write and purchase put and call exchange-traded and OTC option contracts (e.g. swaptions). A swaption is an option to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on written option contracts on the Statements of Operations. When an option contract is exercised, the related premium paid (received) is added to (deducted from) the basis of the underlying instrument acquired, or deducted from (added to) the proceeds of the underlying instrument sold. When a premium-style option contract expires, a Fund realizes a gain (loss) on the option contract to the extent of the premiums received (paid). When a Fund enters into a closing transaction, the Fund realizes a gain (loss) to the extent the cost of the closing transaction exceeds the premiums paid or received. Any realized gain (loss) on purchased and written premium-style option contracts is reported as net realized gain (loss) from transactions in investment securities and as net realized gain
(loss) from expiration or closing of written option contracts (premium-style), respectively, on the Statements of Operations. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of an underlying instrument above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the underlying instrument declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the underlying instrument of the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
Premium-style option contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at December 31, 2025:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Equity Risk Exposure: 7,935,110 212,776 17,028,329
Unrealized Appreciation on Futures Contracts
*
.................................. $ 3,189,921 $ 80,466 $ 4,963
Swaps at Value (Assets)
**
................................................. 1,191,325 4,340 9,897,516
Purchased Options at Value ............................................... 1,040,466 63,059 –
Unrealized Depreciation on Futures Contracts
*
................................. (1,714,794) (45,789) (99)
Swaps at Value (Liabilities)
**
............................................... (618,667) (8,217) (7,125,751)
Written Options at Value .................................................. (179,936) (10,905) –
7,935,110 212,776 17,028,329
Foreign Exchange Rate Risk Exposure: 10,719,457 530,458 1,857,833
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 3,721,652 245,501 255,096
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (6,997,805) (284,957) (1,602,737)
10,719,457 530,458 1,857,833
Interest Rate Risk Exposure: 7,660,009 308,709 2,677,788
Unrealized Appreciation on Futures Contracts
*
.................................. 1,172,571 26,135 645,113
Swaps at Value (Assets)
**
................................................. 3,755,381 166,972 2,032,675
Purchased Options at Value ............................................... 271,612 11,440 –
Unrealized Depreciation on Futures Contracts
*
................................. (1,652,446) (16,071) –
Swaps at Value (Liabilities)
**
............................................... (808,000) (88,091) –
7,660,009 308,709 2,677,788
Credit Risk Exposure: – 75,737 603,275
Swaps at Value (Assets)
**
................................................. – 67,964 –
Swaps at Value (Liabilities)
**
............................................... – (7,773) (603,273)
– 75,737 603,275
Commodity Risk Exposure: 14,166,810 759,122 –
Unrealized Appreciation on Futures Contracts
*
.................................. 8,025,731 390,026 –
Unrealized Depreciation on Futures Contracts
*
................................. (6,141,079) (369,097) –
14,166,810 759,122 –
Net Fair Value of Derivative Contracts: 1,339,651 207,356 2,155,862
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 2,879,904 65,670 649,977
Swaps at Value
**
........................................................ 3,520,039 135,195 4,201,167
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (3,276,153) (39,456) (1,347,641)
Purchased Options at Value ............................................... 1,312,078 74,499 –
Written Options at Value .................................................. (179,936) (10,905) –
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Equity Risk Exposure: 13 14,581,608 88,536 8,946,458
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 10,222,734 $ 88,536 $ 1,488,033

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Swaps at Value (Assets)
**
................................. 13 4,131,556 – 2,037,019
Purchased Options at Value ............................... – – – 1,734,111
Unrealized Depreciation on Futures Contracts
*
................. – (152,054) – (2,102,785)
Swaps at Value (Liabilities)
**
............................... – (75,264) – (1,284,617)
Written Options at Value .................................. – – – (299,893)
13 14,581,608 88,536 8,946,458
Foreign Exchange Rate Risk Exposure: 5,180,340 24,440,317 5,613 34,821,590
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,293,772 16,189,272 4,390 14,672,929
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (3,886,568) (8,251,045) (1,223) (20,148,661)
5,180,340 24,440,317 5,613 34,821,590
Interest Rate Risk Exposure: – – – 40,896,304
Unrealized Appreciation on Futures Contracts
*
.................. – – – 4,775,184
Swaps at Value (Assets)
**
................................. – – – 21,532,984
Purchased Options at Value ............................... – – – 452,406
Unrealized Depreciation on Futures Contracts
*
................. – – – (1,853,736)
Swaps at Value (Liabilities)
**
............................... – – – (12,281,994)
– – – 40,896,304
Credit Risk Exposure: – – – 17,893,137
Swaps at Value (Assets)
**
................................. – – – 16,085,731
Swaps at Value (Liabilities)
**
............................... – – – (1,807,407)
– – – 17,893,137
Commodity Risk Exposure: – – – 31,704,419
Unrealized Appreciation on Futures Contracts
*
.................. – – – 17,836,311
Unrealized Depreciation on Futures Contracts
*
................. – – – (13,868,107)
– – – 31,704,419
Net Fair Value of Derivative Contracts: (5,185,579) 22,065,199 91,703 22,091,560
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... – 10,070,680 88,536 6,274,900
Swaps at Value
**
........................................ 13 4,056,292 – 24,281,716
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (2,592,796) 7,938,227 3,167 (5,475,732)
Purchased Options at Value ............................... – – – 2,186,517
Written Options at Value .................................. – – – (299,893)
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Equity Risk Exposure: 25,935,910 15,029,924 167,422 631,231
Unrealized Appreciation on Futures Contracts
*
.................. $ 6,813,255 $ 3,874,184 $ 83,825 $ 249,026
Swaps at Value (Assets)
**
................................. 2,586,820 1,553,196 13,901 57,733
Purchased Options at Value ............................... 6,274,330 3,594,340 31,529 126,117
Unrealized Depreciation on Futures Contracts
*
................. (7,918,547) (4,708,749) (21,791) (140,419)
Swaps at Value (Liabilities)
**
............................... (1,257,893) (677,859) (10,922) (36,128)
Written Options at Value .................................. (1,085,066) (621,596) (5,453) (21,810)
25,935,910 15,029,924 167,422 631,231
Foreign Exchange Rate Risk Exposure: 82,858,736 46,229,787 556,976 2,255,929
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 37,745,731 21,388,085 227,489 927,321
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (45,113,005) (24,841,702) (329,487) (1,328,608)
82,858,736 46,229,787 556,976 2,255,929
Interest Rate Risk Exposure: 47,475,440 26,986,767 729,796 2,668,205
Unrealized Appreciation on Futures Contracts
*
.................. 4,140,482 2,408,669 53,461 208,922
Swaps at Value (Assets)
**
................................. 25,800,585 14,715,551 402,684 1,498,421
Purchased Options at Value ............................... 1,994,141 995,515 8,939 14,420
Unrealized Depreciation on Futures Contracts
*
................. (2,472,427) (1,366,280) (15,414) (56,974)
Swaps at Value (Liabilities)
**
............................... (13,067,804) (7,500,753) (249,298) (889,468)
47,475,440 26,986,767 729,796 2,668,205
Credit Risk Exposure: 13,544,583 7,807,104 30,986 146,012
Swaps at Value (Assets)
**
................................. 12,208,256 7,046,325 28,691 133,503
Swaps at Value (Liabilities)
**
............................... (1,336,323) (760,776) (2,292) (12,509)
13,544,583 7,807,104 30,986 146,012

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Commodity Risk Exposure: 98,564,220 54,633,534 – –
Unrealized Appreciation on Futures Contracts
*
.................. 56,851,763 31,627,265 – –
Unrealized Depreciation on Futures Contracts
*
................. (41,712,457) (23,006,269) – –
98,564,220 54,633,534 – –
Net Fair Value of Derivative Contracts: 35,254,700 21,508,719 124,772 371,881
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 15,702,069 8,828,820 100,081 260,555
Swaps at Value
**
........................................ 24,933,641 14,375,684 182,764 751,552
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (7,367,274) (3,453,617) (101,998) (401,287)
Purchased Options at Value ............................... 8,268,471 4,589,855 40,468 140,537
Written Options at Value .................................. (1,085,066) (621,596) (5,453) (21,810)
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Equity Risk Exposure: 7,149,518 – 44,647,713 1,247,344
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,716,425 $ – $ 13,276,953 $ 372,378
Swaps at Value (Assets)
**
................................. 1,376,228 – 12,332,536 111,918
Purchased Options at Value ............................... – – 4,823,982 283,764
Unrealized Depreciation on Futures Contracts
*
................. (2,537,626) – (8,129,206) (377,867)
Swaps at Value (Liabilities)
**
............................... (519,240) – (5,250,789) (52,344)
Written Options at Value .................................. – – (834,247) (49,073)
7,149,518 – 44,647,713 1,247,344
Foreign Exchange Rate Risk Exposure: 34,176,761 – 56,838,842 3,539,324
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 13,924,189 – 17,881,608 1,666,636
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (20,252,572) – (38,957,234) (1,872,688)
34,176,761 – 56,838,842 3,539,324
Interest Rate Risk Exposure: 13,208,726 – 43,517,034 2,011,067
Unrealized Appreciation on Futures Contracts
*
.................. 2,639,895 – 7,844,066 195,496
Swaps at Value (Assets)
**
................................. – – 26,496,385 1,085,581
Purchased Options at Value ............................... – – 1,447,921 60,545
Unrealized Depreciation on Futures Contracts
*
................. (10,568,831) – (2,419,370) (101,158)
Swaps at Value (Liabilities)
**
............................... – – (5,309,292) (568,287)
13,208,726 – 43,517,034 2,011,067
Credit Risk Exposure: – – – 613,822
Swaps at Value (Assets)
**
................................. – – – 552,471
Swaps at Value (Liabilities)
**
............................... – – – (61,349)
– – – 613,822
Commodity Risk Exposure: 37,290,181 135,344,683 73,166,793 4,172,715
Unrealized Appreciation on Futures Contracts
*
.................. 25,812,318 84,305,179 30,616,991 2,439,062
Swaps at Value (Assets)
**
................................. – 4,287 – –
Unrealized Depreciation on Futures Contracts
*
................. (11,477,864) (50,736,079) (42,549,801) (1,733,654)
Swaps at Value (Liabilities)
**
............................... – (299,137) – –
37,290,181 135,344,683 73,166,793 4,172,715
Net Fair Value of Derivative Contracts: (5,215,462) 32,979,398 (9,496,994) 1,843,523
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 6,584,317 33,569,100 (1,360,367) 794,257
Swaps at Value
**
........................................ 856,988 (294,850) 28,268,840 1,067,990
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (6,328,383) – (21,075,626) (206,052)
Purchased Options at Value ............................... – – 6,271,903 344,309
Written Options at Value .................................. – – (834,247) (49,073)
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the year ended December 31, 2025:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 25,620,505 2,517,592 11,810,221
Futures Contracts ....................................................... $ 22,543,779 $ 2,509,250 $ (385,354)
Swap Contracts ........................................................ 3,541,177 31,545 14,528,430
Written Option Contracts .................................................. – – (982,424)
Purchased Option Contracts
*
............................................... (464,451) (23,203) (1,350,430)
25,620,505.41 2,517,591.73 11,810,220.639999
Foreign Exchange Rate Risk Exposure: (8,303,640) (56,263) 1,293,926
Forward Foreign Currency Exchange Contracts ................................. (8,303,640) (56,263) 1,293,926
(8,303,640) (56,263) 1,293,926
Interest Rate Risk Exposure: (6,645,057) (348,276) (5,531,117)
Futures Contracts ....................................................... (7,173,570) (129,854) (2,202,726)
Swap Contracts ........................................................ 853,028 (204,715) (3,328,391)
Purchased Option Contracts
*
............................................... (324,515) (13,707) –
(6,645,056.92) (348,275.67) (5,531,116.56)
Credit Risk Exposure: – 3,798 (122,520)
Swap Contracts ........................................................ – 3,798 (122,520)
– 3,797.51 (122,519.78)
Commodity Risk Exposure: (3,894,020) (80,810) –
Futures Contracts ....................................................... (3,894,020) (80,810) –
(3,894,019.97) (80,809.59) –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 3,866,692 32,947 12,527,330
Futures Contracts ....................................................... 2,928,194 34,677 4,864
Swap Contracts ........................................................ 903,070 (3,877) 12,522,466
Written Option Contracts .................................................. 35,427 2,147 –
Purchased Option Contracts ............................................... (150,477) (9,119) 864,900
3,866,692 32,947 12,527,330
Foreign Exchange Rate Risk Exposure: 5,224,404 39,456 2,315,870
Forward Foreign Currency Exchange Contracts ................................. (5,224,404) (39,456) (2,315,870)
5,224,404 39,456 2,315,870
Interest Rate Risk Exposure: 1,013,655 67,595 5,908,664
Futures Contracts ....................................................... (202,211) 10,064 386,388
Swap Contracts ........................................................ 1,215,868 57,531 5,522,276
Purchased Option Contracts ............................................... (1,871) (79) –
1,013,655 67,595 5,908,664
Credit Risk Exposure: – 6,602 29,314
Swap Contracts ........................................................ – 6,602 29,314
– 6,602 29,314
Commodity Risk Exposure: 1,592,868 20,930 –
Futures Contracts ....................................................... (1,592,869) 20,929 –
1,592,868 20,930 –
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (17) 309,041,308 742,323 34,039,755
Futures Contracts ....................................... $ – $ 279,350,050 $ 742,323 $ 27,727,456
Swap Contracts ........................................ (17) 29,691,258 – 7,082,413
Purchased Option Contracts
*
............................... – – – (770,115)
(17.37) 309,041,308.12 742,322.769992 34,039,754.690019
Foreign Exchange Rate Risk Exposure: 1,892,527 6,130,631 15,727 (20,691,996)
Forward Foreign Currency Exchange Contracts ................. 1,892,527 6,130,631 15,727 (20,691,996)
1,892,527 6,130,631 15,727 (20,691,996)
Interest Rate Risk Exposure: – – – (7,951,417)
Futures Contracts ....................................... – – – (4,989,392)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Swap Contracts ........................................ – – – (2,421,405)
Purchased Option Contracts
*
............................... – – – (540,620)
– – – (7,951,417.44)
Credit Risk Exposure: – – – 1,098,288
Swap Contracts ........................................ – – – 1,098,287
– – – 1,098,287.59
Commodity Risk Exposure: – – – (8,894,532)
Futures Contracts ....................................... – – – (8,894,532)
– – – (8,894,532.25)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 26 35,717,072 88,536 (533,862)
Futures Contracts ....................................... – 29,983,736 88,536 (1,785,815)
Swap Contracts ........................................ 26 5,733,336 – 1,192,908
Written Option Contracts .................................. – – – 59,045
Purchased Option Contracts ............................... – – – (250,794)
26 35,717,072 88,536 533,862
Foreign Exchange Rate Risk Exposure: 4,125,440 10,742,628 3,167 7,125,785
Forward Foreign Currency Exchange Contracts ................. (4,125,440) 10,742,628 3,167 (7,125,785)
4,125,440 10,742,628 3,167 7,125,785
Interest Rate Risk Exposure: – – – 6,182,467
Futures Contracts ....................................... – – – 1,856,895
Swap Contracts ........................................ – – – 4,325,572
Purchased Option Contracts ............................... – – – (3,117)
– – – 6,182,467
Credit Risk Exposure: – – – 1,298,117
Swap Contracts ........................................ – – – 1,298,117
– – – 1,298,117
Commodity Risk Exposure: – – – 1,495,220
Futures Contracts ....................................... – – – 1,495,221
– – – 1,495,220
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 167,569,989 76,755,612 2,348,937 2,883,632
Futures Contracts ....................................... $ 135,685,888 $ 63,930,454 $ 2,320,652 $ 2,716,117
Swap Contracts ........................................ 34,974,896 14,363,505 49,607 204,641
Purchased Option Contracts
*
............................... (3,090,794) (1,538,347) (21,322) (37,126)
167,569,988.88 76,755,612.210019 2,348,936.92 2,883,632.099999
Foreign Exchange Rate Risk Exposure: (14,632,398) (8,101,557) (226,552) (780,999)
Forward Foreign Currency Exchange Contracts ................. (14,632,398) (8,101,557) (226,552) (780,999)
(14,632,398) (8,101,557) (226,552) (780,999)
Interest Rate Risk Exposure: (38,965,245) (21,561,199) (454,871) (1,031,436)
Futures Contracts ....................................... (19,303,065) (11,037,334) (120,026) (272,363)
Swap Contracts ........................................ (17,285,505) (9,334,531) (324,164) (741,807)
Purchased Option Contracts
*
............................... (2,376,675) (1,189,334) (10,681) (17,266)
(38,965,245.13) (21,561,198.62) (454,870.52) (1,031,436.27)
Credit Risk Exposure: 1,262,575 563,263 (2,466) 4,860
Swap Contracts ........................................ 1,262,574 563,263 (2,466) 4,860
1,262,575.18 563,262.89 (2,466.28) 4,860.25
Commodity Risk Exposure: (33,430,612) (17,879,695) – –
Futures Contracts ....................................... (33,430,612) (17,879,695) – –
(33,430,611.84) (17,879,695.2) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 474,137 132,073 66,086 134,504
Futures Contracts ....................................... (287,968) (560,722) 62,034 108,607
Swap Contracts ........................................ 548,468 570,411 2,979 21,605
Written Option Contracts .................................. 213,636 122,384 1,073 4,295
Purchased Option Contracts ............................... (907,417) (519,827) (4,560) (18,240)

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
474,137 132,073 66,086 134,504
Foreign Exchange Rate Risk Exposure: 21,144,509 7,590,888 101,998 401,287
Forward Foreign Currency Exchange Contracts ................. (21,144,509) (7,590,888) (101,998) (401,287)
21,144,509 7,590,888 101,998 401,287
Interest Rate Risk Exposure: 804,725 2,920,216 139,818 440,849
Futures Contracts ....................................... (5,531,860) (1,113,833) 38,047 151,948
Swap Contracts ........................................ 6,336,585 4,034,050 101,771 288,901
Purchased Option Contracts ............................... (13,745) (6,859) (61) (100)
804,725 2,920,216 139,818 440,849
Credit Risk Exposure: 1,047,309 603,165 916 9,554
Swap Contracts ........................................ 1,047,309 603,165 916 9,554
1,047,309 603,165 916 9,554
Commodity Risk Exposure: 4,038,000 3,259,858 – –
Futures Contracts ....................................... (4,038,000) 3,259,858 – –
4,038,000 3,259,858 – –
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (1,633,490) – 39,578,450 8,577,058
Futures Contracts ....................................... $ 12,043,952 $ – $ 61,874,678 $ 7,485,509
Swap Contracts ........................................ (13,677,442) – (20,003,569) 1,194,647
Purchased Option Contracts
*
............................... – – (2,292,659) (103,100)
(1,633,490.180015) – 39,578,449.82 8,577,057.88
Foreign Exchange Rate Risk Exposure: (17,254,379) – (60,708,680) (688,610)
Forward Foreign Currency Exchange Contracts ................. (17,254,379) – (60,708,680) (688,610)
(17,254,379) – (60,708,680) (688,610)
Interest Rate Risk Exposure: (8,431,238) – (13,276,777) (1,943,767)
Futures Contracts ....................................... (8,431,238) – (19,542,633) (724,324)
Swap Contracts ........................................ – – 7,995,770 (1,147,170)
Purchased Option Contracts
*
............................... – – (1,729,914) (72,273)
(8,431,238.34) – (13,276,776.62) (1,943,767.33)
Credit Risk Exposure: – – – 11,300
Swap Contracts ........................................ – – – 11,300
– – – 11,299.6
Commodity Risk Exposure: 25,496,357 111,978,981 (81,096,983) (955,811)
Futures Contracts ....................................... 25,496,357 108,002,377 (81,096,983) (955,811)
Swap Contracts ........................................ – 3,976,604 – –
25,496,357.4 111,978,980.76 (81,096,982.63) (955,810.99)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 2,304,546 – 11,063,254 888,180
Futures Contracts ....................................... 1,131,544 – 3,427,669 834,036
Swap Contracts ........................................ 1,173,003 – 7,471,333 44,482
Written Option Contracts .................................. – – 164,252 9,662
Purchased Option Contracts ............................... – – (697,662) (41,039)
2,304,546 – 11,063,254 888,180
Foreign Exchange Rate Risk Exposure: 8,378,799 – 29,807,622 642,007
Forward Foreign Currency Exchange Contracts ................. (8,378,799) – (29,807,622) (642,007)
8,378,799 – 29,807,622 642,007
Interest Rate Risk Exposure: 2,445,867 – 12,075,863 120,856
Futures Contracts ....................................... (2,445,867) – 4,371,575 (134,789)
Swap Contracts ........................................ – – 7,704,288 255,645
Purchased Option Contracts ............................... – – (9,977) (417)
2,445,867 – 12,075,863 120,856
Credit Risk Exposure: – – – 43,338
Swap Contracts ........................................ – – – 43,338
– – – 43,338
Commodity Risk Exposure: 14,136,767 36,371,572 30,201,586 33,165
Futures Contracts ....................................... 14,136,766 36,666,423 (30,201,587) 33,164

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2025:
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Swap Contracts ........................................ – (294,850) – –
14,136,767 36,371,572 30,201,586 33,165
* Realized gain (loss) on purchased option contracts are included in net realized gain (loss) from transactions in investment securities on the
Statement of Operations.
AQR Alternative Risk Premia Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 74,016 $ (74,016) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,860,670 (1,860,670) – – – –
JPMC .......... Purchased Option
Contracts 1,312,078 (179,936) 1,132,142
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,860,982 (1,860,982) –
Total JPMC 3,173,060 (2,040,918) 1,132,142 – – 1,132,142
MLIN .......... Total Return Swap
Contracts 954,013 – 954,013 – – 954,013
MSCS .......... Total Return Swap
Contracts 163,296 (163,296) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,225,055 (4,138,900) 2,086,155 – – 2,086,155
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Alternative Risk Premia Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 84,564 $ (74,016) $ 10,548 $ – $ – $ 10,548
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,499,183 (1,860,670) 1,638,513 – (1,638,513) –
GSIN .......... Total Return Swap
Contracts 143,869 – 143,869 (143,869) – –
JPMC .......... Written Option
Contracts 179,936 (179,936) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,498,622 (1,860,982) 1,637,640
Total JPMC 3,678,558 (2,040,918) 1,637,640 – (1,637,640) –
MSCS .......... Total Return Swap
Contracts 390,234 (163,296) 226,938 (226,938) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,796,408 (4,138,900) 3,657,508 (370,807) (3,276,153) 10,548
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $20,780,400.
AQR CVX Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 122,745 $ (122,745) $ – $ – $ – $ –
JPMC .......... Purchased Option
Contracts 74,499 (10,905) 63,594
JPMC .......... Total Return Swap
Contracts 4,340 – 4,340
JPMC .......... Forward Foreign
Currency Exchange
Contracts 122,756 (122,756) –
Total JPMC 201,595 (133,661) 67,934 – – 67,934
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 324,340 (256,406) 67,934 – – 67,934
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR CVX Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 142,489 $ (122,745) $ 19,744 $ – $ (19,744) $ –
JPMC .......... Written Option
Contracts 10,905 (10,905) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 142,468 (122,756) 19,712
Total JPMC 153,373 (133,661) 19,712 – (19,712) –
MSCS .......... Total Return Swap
Contracts 8,217 – 8,217 – (8,217) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 304,079 (256,406) 47,673 – (47,673) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $464,148.
AQR Diversified Arbitrage Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 1,747,259 $ – $ 1,747,259 $ – $ – $ 1,747,259
CITI ........... Forward Foreign
Currency Exchange
Contracts 255,096 (255,096) –
CITI ........... Total Return Basket
Swap Contracts 305,636 – 305,636
Total CITI 560,732 (255,096) 305,636 – – 305,636
GSIN .......... Total Return Basket
Swap Contracts 9,300,465 (7,116,322) 2,184,143 – (2,184,143) –
MLIN .......... Total Return Basket
Swap Contracts 576,831 – 576,831 – – 576,831
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,185,287 (7,371,418) 4,813,869 – (2,184,143) 2,629,726
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Diversified Arbitrage Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,602,737 $ (255,096) $ 1,347,641 $ – $ (1,347,641) $ –
GSIN .......... Total Return Basket
Swap Contracts 7,116,322 (7,116,322) – – – –
MSIP .......... Total Return Basket
Swap Contracts 9,429 – 9,429 (9,429) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,728,488 (7,371,418) 1,357,070 (9,429) (1,347,641) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $560,541 and total additional collateral pledged was $259,205,626.
AQR Equity Market Neutral Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 646,765 $ (646,765) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 647,007 (647,007) – – – –
MSIP .......... Total Return Basket
Swap Contracts 13 – 13 – – 13
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,293,785 (1,293,772) 13 – – 13
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Equity Market Neutral Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,943,472 $ (646,765) $ 1,296,707 $ – $ (1,296,707) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,943,096 (647,007) 1,296,089 – (1,296,089) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,886,568 (1,293,772) 2,592,796 – (2,592,796) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $5,775,116.
AQR Long-Short Equity Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 4 $ – $ 4 $ – $ – $ 4
CITI ........... Forward Foreign
Currency Exchange
Contracts 8,093,996 (4,125,956) 3,968,040 – (3,968,040) –
GSIN .......... Total Return Swap
Contracts 1,373,209 (30,875) 1,342,334 – – 1,342,334
JPMC .......... Total Return Swap
Contracts 2,758,341 (44,389) 2,713,952
JPMC .......... Forward Foreign
Currency Exchange
Contracts 8,095,276 (4,125,089) 3,970,187
JPMC .......... Total Return Basket
Swap Contracts 2 – 2
Total JPMC 10,853,619 (4,169,478) 6,684,141 – – 6,684,141
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 20,320,828 (8,326,309) 11,994,519 – (3,968,040) 8,026,479
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Long-Short Equity Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,125,956 $ (4,125,956) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 30,875 (30,875) – – – –
JPMC .......... Total Return Swap
Contracts 44,389 (44,389) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,125,089 (4,125,089) –
Total JPMC 4,169,478 (4,169,478) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,326,309 (8,326,309) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $96,582 and total additional collateral pledged was $37,734,284.
AQR LSE Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 2,194 $ (612) $ 1,582 $ – $ – $ 1,582
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,196 (611) 1,585 – – 1,585
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,390 (1,223) 3,167 – – 3,167
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR LSE Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 612 $ (612) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 611 (611) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,223 (1,223) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.
AQR Macro Opportunities Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 289,344 $ (124,723) $ 164,621 $ – $ – $ 164,621
CITI ........... Forward Foreign
Currency Exchange
Contracts 7,335,945 (7,335,945) – – – –
GSIN .......... Total Return Swap
Contracts 1,332,034 (1,139,728) 192,306 – (179,681) 12,625
JPMC .......... Purchased Option
Contracts 2,186,517 (299,893) 1,886,624
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,336,984 (7,336,984) –
Total JPMC 9,523,501 (7,636,877) 1,886,624 – – 1,886,624
MLIN .......... Total Return Swap
Contracts 415,641 (20,166) 395,475 – (395,475) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 18,896,465 (16,257,439) 2,639,026 – (575,156) 2,063,870
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Macro Opportunities Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 124,723 $ (124,723) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 10,075,099 (7,335,945) 2,739,154 – (2,739,154) –
GSIN .......... Total Return Swap
Contracts 1,139,728 (1,139,728) – – – –
JPMC .......... Written Option
Contracts 299,893 (299,893) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,073,562 (7,336,984) 2,736,578
Total JPMC 10,373,455 (7,636,877) 2,736,578 – (2,736,578) –
MLIN .......... Total Return Swap
Contracts 20,166 (20,166) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 21,733,171 (16,257,439) 5,475,732 – (5,475,732) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $204,837 and total additional collateral pledged was $28,136,904.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Managed Futures Strategy Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 18,871,926 $ (18,871,926) $ – $ – $ – $ –
JPMC .......... Purchased Option
Contracts 8,268,471 (1,085,066) 7,183,405
JPMC .......... Forward Foreign
Currency Exchange
Contracts 18,873,805 (18,873,805) –
Total JPMC 27,142,276 (19,958,871) 7,183,405 – (7,862) 7,175,543
MLIN .......... Total Return Swap
Contracts 889,402 – 889,402 – (760,816) 128,586
MSCS .......... Total Return Swap
Contracts 1,697,418 (595,369) 1,102,049 – (440,000) 662,049
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 48,601,022 (39,426,166) 9,174,856 – (1,208,678) 7,966,178
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 22,558,132 $ (18,871,926) $ 3,686,206 $ – $ (3,686,206) $ –
GSIN .......... Total Return Swap
Contracts 662,524 – 662,524 (662,524) – –
JPMC .......... Written Option
Contracts 1,085,066 (1,085,066) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 22,554,873 (18,873,805) 3,681,068
Total JPMC 23,639,939 (19,958,871) 3,681,068 (3,669,475) (11,593) –
MSCS .......... Total Return Swap
Contracts 595,369 (595,369) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 47,455,964 (39,426,166) 8,029,798 (4,331,999) (3,697,799) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $72,231,981.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Managed Futures Strategy HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,693,499 $ (10,693,499) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 978,315 (586,352) 391,963 – (370,000) 21,963
JPMC .......... Purchased Option
Contracts 4,589,855 (621,596) 3,968,259
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,694,586 (10,694,586) –
Total JPMC 15,284,441 (11,316,182) 3,968,259 – – 3,968,259
MLIN .......... Total Return Swap
Contracts 574,881 (91,507) 483,374 – (483,374) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 27,531,136 (22,687,540) 4,843,596 – (853,374) 3,990,222
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 12,421,746 $ (10,693,499) $ 1,728,247 $ – $ (1,728,247) $ –
GSIN .......... Total Return Swap
Contracts 586,352 (586,352) – – – –
JPMC .......... Written Option
Contracts 621,596 (621,596) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 12,419,956 (10,694,586) 1,725,370
Total JPMC 13,041,552 (11,316,182) 1,725,370 – (1,725,370) –
MLIN .......... Total Return Swap
Contracts 91,507 (91,507) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 26,141,157 (22,687,540) 3,453,617 – (3,453,617) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $72,820 and total additional collateral pledged was $68,436,396.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MS Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 112,056 $ (112,056) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 12,424 (9,271) 3,153 – – 3,153
JPMC .......... Purchased Option
Contracts 40,468 (5,453) 35,015
JPMC .......... Total Return Swap
Contracts 1,477 (1,477) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 115,433 (115,433) –
Total JPMC 157,378 (122,363) 35,015 – – 35,015
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 281,858 (243,690) 38,168 – – 38,168
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 163,135 $ (112,056) $ 51,079 $ – $ (51,079) $ –
GSIN .......... Total Return Swap
Contracts 9,271 (9,271) – – – –
JPMC .......... Written Option
Contracts 5,453 (5,453) –
JPMC .......... Total Return Swap
Contracts 1,651 (1,477) 174
JPMC .......... Forward Foreign
Currency Exchange
Contracts 166,352 (115,433) 50,919
Total JPMC 173,456 (122,363) 51,093 – (51,093) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 345,862 (243,690) 102,172 – (102,172) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $595,091.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR MS Fusion HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 458,280 $ (458,280) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 53,739 (34,858) 18,881 – (18,881) –
JPMC .......... Purchased Option
Contracts 140,537 (21,810) 118,727
JPMC .......... Total Return Swap
Contracts 3,994 (1,270) 2,724
JPMC .......... Forward Foreign
Currency Exchange
Contracts 469,041 (469,041) –
Total JPMC 613,572 (492,121) 121,451 – – 121,451
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,125,591 (985,259) 140,332 – (18,881) 121,451
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 659,169 $ (458,280) $ 200,889 $ – $ (200,889) $ –
GSIN .......... Total Return Swap
Contracts 34,858 (34,858) – – – –
JPMC .......... Written Option
Contracts 21,810 (21,810) –
JPMC .......... Total Return Swap
Contracts 1,270 (1,270) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 669,439 (469,041) 200,398
Total JPMC 692,519 (492,121) 200,398 – (200,398) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,386,546 (985,259) 401,287 – (401,287) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $283,997 and total additional collateral pledged was $2,266,823.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Multi-Asset Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 1,327,121 $ (329,234) $ 997,887 $ – $ – $ 997,887
CITI ........... Forward Foreign
Currency Exchange
Contracts 6,961,718 (6,961,718) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,962,471 (6,962,471) – – – –
MSCS .......... Total Return Swap
Contracts 49,107 (22,574) 26,533 – – 26,533
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,300,417 (14,275,997) 1,024,420 – – 1,024,420
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 329,234 $ (329,234) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 10,127,130 (6,961,718) 3,165,412 – (3,165,412) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,125,442 (6,962,471) 3,162,971 – (3,162,971) –
MLIN .......... Total Return Swap
Contracts 167,432 – 167,432 – – 167,432
MSCS .......... Total Return Swap
Contracts 22,574 (22,574) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 20,771,812 (14,275,997) 6,495,815 – (6,328,383) 167,432
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,140,949 and total additional collateral pledged was $26,302,003.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
JPMC .......... Total Return Swap
Contracts $ 4,287 $ (4,287) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,287 (4,287) – – – –
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
JPMC .......... Total Return Swap
Contracts $ 299,137 $ (4,287) $ 294,850 $ – $ – $ 294,850
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 299,137 (4,287) 294,850 – – 294,850
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Style Premia Alternative Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA .......... Total Return Swap
Contracts $ 2,441 $ – $ 2,441 $ – $ – $ 2,441
CITI ........... Total Return Swap
Contracts 6,148,803 (2,708,676) 3,440,127
CITI ........... Forward Foreign
Currency Exchange
Contracts 8,939,890 (8,939,890) –
Total CITI 15,088,693 (11,648,566) 3,440,127 – (730,334) 2,709,793
GSIN .......... Total Return Basket
Swap Contracts 10,702 (10,702) – – – –
JPMC .......... Purchased Option
Contracts 6,271,903 (834,247) 5,437,656
JPMC .......... Total Return Swap
Contracts 108,771 – 108,771
JPMC .......... Forward Foreign
Currency Exchange
Contracts 8,941,718 (8,941,718) –
JPMC .......... Total Return Basket
Swap Contracts 1,107,336 (654,319) 453,017
Total JPMC 16,429,728 (10,430,284) 5,999,444 – (1,210) 5,998,234
MLIN .......... Total Return Swap
Contracts 4,537,293 – 4,537,293
MLIN .......... Total Return Basket
Swap Contracts 44,722 – 44,722
Total MLIN 4,582,015 – 4,582,015 – (4,558,684) 23,331
MSIP .......... Total Return Basket
Swap Contracts 372,468 – 372,468 – (323,943) 48,525
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 36,486,047 (22,089,552) 14,396,495 – (5,614,171) 8,782,324
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Style Premia Alternative Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 2,708,676 $ (2,708,676) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 19,480,230 (8,939,890) 10,540,340
Total CITI 22,188,906 (11,648,566) 10,540,340 $ – $ (10,540,340) $ –
GSIN .......... Total Return Swap
Contracts 1,469,113 – 1,469,113
GSIN .......... Total Return Basket
Swap Contracts 418,681 (10,702) 407,979
Total GSIN 1,887,794 (10,702) 1,877,092 (1,877,092) – –
JPMC .......... Written Option
Contracts 834,247 (834,247) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 19,477,004 (8,941,718) 10,535,286
JPMC .......... Total Return Basket
Swap Contracts 654,319 (654,319) –
Total JPMC 20,965,570 (10,430,284) 10,535,286 (10,535,286) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 45,042,270 (22,089,552) 22,952,718 (12,412,378) (10,540,340) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $116,880,986.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
AQR Trend Total Return Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 833,273 $ (833,273) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 87,879 (52,344) 35,535 – – 35,535
JPMC .......... Purchased Option
Contracts 344,309 (49,073) 295,236
JPMC .......... Total Return Swap
Contracts 24,026 – 24,026
JPMC .......... Forward Foreign
Currency Exchange
Contracts 833,363 (833,363) –
Total JPMC 1,201,698 (882,436) 319,262 – – 319,262
MLIN .......... Total Return Basket
Swap Contracts 13 – 13 – – 13
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,122,863 (1,768,053) 354,810 – – 354,810
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 936,409 $ (833,273) $ 103,136 $ – $ (103,136) $ –
GSIN .......... Total Return Swap
Contracts 52,344 (52,344) – – – –
JPMC .......... Written Option
Contracts 49,073 (49,073) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 936,279 (833,363) 102,916
Total JPMC 985,352 (882,436) 102,916 – (102,916) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,974,105 (1,768,053) 206,052 – (206,052) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $4,571,540.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
For the year ended December 31, 2025, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Futures Contracts:
Average Notional Balance - Long $ 802,065,062 $ 56,333,184 $ – $ –
Average Notional Balance - Short 295,301,630 15,379,903 228,939,956 –
Ending Notional Balance - Long 1,021,411,723 66,258,994 – –
Ending Notional Balance - Short 299,948,720 22,333,057 288,018,392 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 358,283,648 14,061,470 17,213,215 59,852,426
Average Settlement Value - Sold 377,181,082 13,074,486 66,494,610 224,337,704
Ending Value - Purchased 461,909,245 24,046,227 13,705,561 256,479,866
Ending Value - Sold 456,064,212 21,905,748 115,211,175 362,538,295
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – – 7,581 –
Average Number of Contracts - Written – – 1,640 –
Ending Number of Contracts - Purchased – – – –
Ending Number of Contracts - Written – – – –
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 77 4 – –
Average Number of Contracts - Written 33 2 – –
Ending Number of Contracts - Purchased 66 4 – –
Ending Number of Contracts - Written 33 2 – –
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 92,095,722 3,883,486 – –
Average Notional Balance - Written – – – –
Ending Notional Balance - Purchased 65,691,444 2,766,972 – –
Ending Notional Balance - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 308,898 7,585,000 –
Average Notional Balance - Sell Protection – 666,957 50,000 –
Ending Notional Balance - Buy Protection – 300,000 7,775,000 –
Ending Notional Balance - Sell Protection – 989,208 – –
Total Return Swap Contracts:
Average Notional Balance - Long 45,880,992 623,039 – –
Average Notional Balance - Short 25,588,133 223,770 16,307,656 –
Ending Notional Balance - Long 73,223,028 691,554 – –
Ending Notional Balance - Short 36,810,781 223,770 – –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 480,737,960 20,486,120 – –
Average Notional Balance - Receives Fixed Rate 504,550,739 20,438,632 – –
Ending Notional Balance - Pays Fixed Rate 454,473,839 28,216,661 – –
Ending Notional Balance - Receives Fixed Rate 425,575,150 18,563,993 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – 1,117,001,173 –
Average Notional of Underlying Positions - Short – – 429,907,072 294
Ending Notional Balance - Long – – 1,718,538,338 –
Ending Notional Balance - Short – – 660,698,860 337

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
*
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 1,743,134,889 $ 15,960,744 $ 2,670,462,019 $ 6,189,675,837 $ 3,006,166,724
Average Notional Balance - Short – – 1,603,415,467 2,640,393,268 1,218,904,567
Ending Notional Balance - Long 2,751,584,784 30,740,550 3,969,490,947 6,656,978,475 3,872,754,615
Ending Notional Balance - Short – – 2,876,692,246 3,249,158,702 1,874,702,810
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 691,805,045 349,448 1,098,703,122 2,310,497,065 1,100,210,242
Average Settlement Value - Sold 480,786,754 1,151,184 1,040,111,530 2,387,214,482 1,086,662,418
Ending Value - Purchased 1,076,171,046 221,464 1,581,134,705 3,613,928,124 2,048,644,048
Ending Value - Sold 1,067,960,123 1,298,767 1,526,692,446 3,486,597,764 1,906,314,899
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased – – 128 491 259
Average Number of Contracts - Written – – 55 199 114
Ending Number of Contracts - Purchased – – 110 398 228
Ending Number of Contracts - Written – – 55 199 114
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased – – 153,408,990 676,699,362 337,536,588
Average Notional Balance - Written – – – – –
Ending Notional Balance - Purchased – – 109,417,979 482,298,724 240,773,175
Ending Notional Balance - Written – – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – – 32,322,060 44,793,182 19,482,371
Average Notional Balance - Sell Protection – – 101,320,185 110,023,888 52,446,786
Ending Notional Balance - Buy Protection – – 70,392,000 51,446,000 29,698,000
Ending Notional Balance - Sell Protection – – 222,548,484 176,384,698 100,192,531
Total Return Swap Contracts:
Average Notional Balance - Long 203,098,130 – 87,013,710 196,735,900 84,068,263
Average Notional Balance - Short – – 42,295,707 22,906,939 9,963,405
Ending Notional Balance - Long 279,062,966 – 128,790,934 234,595,987 109,476,428
Ending Notional Balance - Short – – 47,387,499 32,670,395 19,020,436
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate – – 3,287,544,834 3,445,449,644 1,589,322,634
Average Notional Balance - Receives Fixed Rate – – 3,423,167,302 3,692,201,966 1,724,002,245
Ending Notional Balance - Pays Fixed Rate – – 3,083,181,452 4,162,734,311 2,384,858,784
Ending Notional Balance - Receives Fixed Rate – – 2,719,317,236 2,843,402,027 1,650,017,493
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – –
Average Notional of Underlying Positions - Short – – – – 62,116
Ending Notional Balance - Long –
**
– – – –
Ending Notional Balance - Short –
**
– – – –
**

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Futures Contracts:
Average Notional Balance - Long $ 54,892,966 $ 129,469,543 $ 2,022,919,573 $ 1,412,804,866 $ 2,091,763,398
Average Notional Balance - Short 18,434,331 56,737,137 394,562,573 399,190,098 2,332,770,582
Ending Notional Balance - Long 63,236,425 226,604,611 3,177,495,577 1,672,774,427 2,449,832,872
Ending Notional Balance - Short 27,464,535 114,683,326 474,317,884 474,225,224 2,657,440,067
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 18,360,377 49,700,748 912,310,378 – 2,013,340,153
Average Settlement Value - Sold 19,251,358 50,728,766 962,357,979 – 2,135,934,400
Ending Value - Purchased 24,368,134 100,007,356 1,385,649,857 – 2,413,863,524
Ending Value - Sold 24,001,773 98,424,775 1,368,640,329 – 2,519,846,308
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 3 7 – – 369
Average Number of Contracts - Written 1 4 – – 153
Ending Number of Contracts - Purchased 2 8 – – 306
Ending Number of Contracts - Written 1 4 – – 153
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 3,030,923 4,893,794 – – 490,945,577
Average Notional Balance - Written – – – – –
Ending Notional Balance - Purchased 2,161,845 3,487,587 – – 350,191,154
Ending Notional Balance - Written – – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 158,898 358,898 – – –
Average Notional Balance - Sell Protection 242,219 866,317 – – –
Ending Notional Balance - Buy Protection 100,000 500,000 – – –
Ending Notional Balance - Sell Protection 406,242 1,773,288 – – –
Total Return Swap Contracts:
Average Notional Balance - Long 1,231,104 3,540,937 45,023,931 268,547,674 314,078,881
Average Notional Balance - Short 514,893 1,577,865 55,561,510 10,726,491 258,249,687
Ending Notional Balance - Long 1,369,585 6,453,944 83,523,435 268,547,674 531,831,115
Ending Notional Balance - Short 620,207 2,384,108 42,233,563 10,726,491 280,560,710
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 59,536,888 160,041,683 – – 3,454,754,872
Average Notional Balance - Receives Fixed Rate 67,843,544 160,009,525 – – 3,643,507,490
Ending Notional Balance - Pays Fixed Rate 53,486,778 210,389,395 – – 3,161,371,526
Ending Notional Balance - Receives Fixed Rate 52,484,082 186,237,943 – – 2,996,282,222
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – 110,737,127
Average Notional of Underlying Positions - Short – – – – 91,366,841
Ending Notional Balance - Long – – – – 86,089,439
Ending Notional Balance - Short – – – – 71,008,729

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR TREND
TOTAL RETURN
FUND
Futures Contracts:
Average Notional Balance - Long $ 255,171,328
Average Notional Balance - Short 96,806,430
Ending Notional Balance - Long 368,609,631
Ending Notional Balance - Short 147,773,588
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 86,047,910
Average Settlement Value - Sold 87,386,181
Ending Value - Purchased 158,094,124
Ending Value - Sold 142,960,253
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 19
Average Number of Contracts - Written 9
Ending Number of Contracts - Purchased 18
Ending Number of Contracts - Written 9
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 20,521,637
Average Notional Balance - Written –
Ending Notional Balance - Purchased 14,643,273
Ending Notional Balance - Written –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 1,617,281
Average Notional Balance - Sell Protection 3,964,651
Ending Notional Balance - Buy Protection 2,444,000
Ending Notional Balance - Sell Protection 7,701,844
Total Return Swap Contracts:
Average Notional Balance - Long 5,910,159
Average Notional Balance - Short 1,053,863
Ending Notional Balance - Long 7,991,944
Ending Notional Balance - Short 1,790,159
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 124,082,379
Average Notional Balance - Receives Fixed Rate 123,190,189
Ending Notional Balance - Pays Fixed Rate 183,566,104
Ending Notional Balance - Receives Fixed Rate 120,977,575
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long –
Average Notional of Underlying Positions - Short 10,862
Ending Notional Balance - Long –
Ending Notional Balance - Short 463
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
**
Includes total return basket swap contracts with zero notional value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund for Class I, N, and R6 shares, exclusive of certain expenses, at least through April 30, 2026, except for the AQR CVX Fusion
Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund and AQR MS Fusion HV Fund, which are at least through April 30, 2027. Pursuant to the Expense
Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six month period following the end of the month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense
Limitation Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR CVX Fusion Fund ................................................................................ 0.95
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR LSE Fusion Fund ................................................................................. 1.95
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR MS Fusion Fund ................................................................................. 1.85
AQR MS Fusion HV Fund .............................................................................. 3.50
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Trend Total Return Fund ........................................................................... 1.05
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR CVX Fusion Fund ............................................................ 0.20 0.20 0.10
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR LSE Fusion Fund ............................................................. 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR MS Fusion Fund ............................................................. 0.20 0.20 0.10
AQR MS Fusion HV Fund .......................................................... 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Trend Total Return Fund ....................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The amounts reimbursed by the Adviser for the year ended December 31, 2025, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2025 are as follows:
POTENTIAL RECOUPMENT -
AMOUNTS EXPIRING DECEMBER 31,
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31, 2025 DECEMBER 31, 2025 20 26 20 27 20 28
AQR ALTERNATIVE RISK PREMIA FUND
Class I .......................... $ 67,614 $ 254,208 $ 94,106 $ 92,488 $ 67,614
Class N .......................... 9,566 31,077 9,509 12,002 9,566
Class R6 ......................... 79,734 424,717 175,057 169,926 79,734
Totals $ 156,914 $ 710,002 $ 278,672 $ 274,416 $ 156,914
AQR CVX FUSION FUND
Class I .......................... $ 45,169 $ 45,169 $ – $ – $ 45,169
Class N .......................... 63,763 63,763 – – 63,763
Class R6 ......................... 122,459 122,459 – – 122,459
Totals $ 231,391 $ 231,391 $ – $ – $ 231,391
AQR DIVERSIFIED ARBITRAGE FUND
Class I .......................... $ – $ – $ – $ – $ –
Class N .......................... – 2,136 342 1,794 –
Class R6 ......................... – – – – –
Totals $ – $ 2,136 $ 342 $ 1,794 $ –
AQR DIVERSIFYING STRATEGIES FUND
Class I .......................... $ – $ – $ – $ – $ –
Class N .......................... – – – – –
Class R6 ......................... – – – – –
Totals $ – $ – $ – $ – $ –
AQR EQUITY MARKET NEUTRAL FUND
Class I .......................... $ – $ – $ – $ – $ –
Class N .......................... – 14,062 3,631 10,431 –
Class R6 ......................... – – – – –
Totals $ – $ 14,062 $ 3,631 $ 10,431 $ –
AQR LONG-SHORT EQUITY FUND
Class I .......................... $ – $ – $ – $ – $ –
Class N .......................... – – – – –
Class R6 ......................... – – – – –
Totals $ – $ – $ – $ – $ –
AQR LSE FUSION FUND
Class I .......................... $ 46,077 $ 46,077 $ – $ – $ 46,077
Class N .......................... 45,329 45,329 – – 45,329
Class R6 ......................... 91,599 91,599 – – 91,599
Totals $ 183,005 $ 183,005 $ – $ – $ 183,005
AQR MACRO OPPORTUNITIES FUND
Class I .......................... $ 8,642 $ 231,971 $ 150,418 $ 72,911 $ 8,642
Class N .......................... 544 22,970 17,821 4,605 544
Class R6 ......................... 90,386 515,715 144,593 280,736 90,386
Totals $ 99,572 $ 770,656 $ 312,832 $ 358,252 $ 99,572
AQR MANAGED FUTURES STRATEGY FUND
Class I .......................... $ 8,714 $ – $ – $ – $ –
Class N .......................... 386 5,209 – 4,823 386
Class R6 ......................... 5,570 29,171 – 23,601 5,570
Totals $ 14,670 $ 34,380 $ – $ 28,424 $ 5,956
AQR MANAGED FUTURES STRATEGY HV FUND
Class I .......................... $ 26,577 $ 334,707 $ 185,174 $ 122,956 $ 26,577
Class N .......................... 2,670 20,950 8,285 9,995 2,670
Class R6 ......................... 72,711 448,636 129,771 246,154 72,711
Totals $ 101,958 $ 804,293 $ 323,230 $ 379,105 $ 101,958

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
During the year ended December 31, 2025, the Funds repaid to the Advisor the following amounts previously reimbursed:
Pursuant to the Sub-Advisory Agreements among the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
POTENTIAL RECOUPMENT -
AMOUNTS EXPIRING DECEMBER 31,
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31, 2025 DECEMBER 31, 2025 2026 2027 2028
AQR MS FUSION FUND
Class I .......................... $ 23,931 $ 23,931 $ – $ – $ 23,931
Class N .......................... 12,613 12,613 – – 12,613
Class R6 ......................... 173,271 173,271 – – 173,271
Totals $ 209,815 $ 209,815 $ – $ – $ 209,815
AQR MS FUSION HV FUND
Class I .......................... $ 92,497 $ 92,497 $ – $ – $ 92,497
Class N .......................... 60,490 60,490 – – 60,490
Class R6 ......................... 51,877 51,877 – – 51,877
Totals $ 204,864 $ 204,864 $ – $ – $ 204,864
AQR MULTI-ASSET FUND
Class I .......................... $ 926 $ 171,763 $ 118,583 $ 52,254 $ 926
Class N .......................... 47 14,491 11,360 3,084 47
Class R6 ......................... 2,798 – – – –
Totals $ 3,771 $ 186,254 $ 129,943 $ 55,338 $ 973
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I .......................... $ 32,438 $ 251,452 $ 134,857 $ 84,157 $ 32,438
Class N .......................... 3,413 31,581 18,273 9,895 3,413
Class R6 ......................... 5,239 31,641 13,207 13,195 5,239
Totals $ 41,090 $ 314,674 $ 166,337 $ 107,247 $ 41,090
AQR STYLE PREMIA ALTERNATIVE FUND
Class I .......................... $ – $ – $ – $ – $ –
Class N .......................... – 905 336 569 –
Class R6 ......................... – 90,391 41,687 48,704 –
Totals $ – $ 91,296 $ 42,023 $ 49,273 $ –
AQR TREND TOTAL RETURN FUND
Class I .......................... $ 152,720 $ 327,979 $ 75,004 $ 100,255 $ 152,720
Class N .......................... 138,696 346,678 51,497 156,485 138,696
Class R6 ......................... 5,409 255,535 79,668 170,458 5,409
Totals $ 296,825 $ 930,192 $ 206,169 $ 427,198 $ 296,825
FUND CLASS I CLASS N CLASS R6 TOTAL
AQR Diversified Arbitrage Fund ............................. $ 246,364 $ 11,676 $ 154,548 $ 412,588
AQR Diversifying Strategies Fund ........................... 30,962 – 6,215 37,177
AQR Equity Market Neutral Fund ........................... 294,393 50,857 136,072 481,322
AQR Long-Short Equity Fund .............................. 119,950 10,109 4,323 134,382
AQR Macro Opportunities Fund ............................. 2,035 188 41,140 43,363
AQR Managed Futures Strategy Fund ........................ 126,305 12,502 40,016 178,823
AQR Managed Futures Strategy HV Fund ..................... 31,840 1,101 36,425 69,366
AQR Multi-Asset Fund ................................... 48,058 4,477 260,260 312,795
AQR Risk-Balanced Commodities Strategy Fund ................ 115,085 3,848 10,817 129,750
AQR Style Premia Alternative Fund .......................... 101,796 10,375 122,939 235,110

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The market values of equities, such as common stocks and preferred securities, or equity-related investments, such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

Notes to Financial Statements
AQR Funds | Annual Report | December 2025
December 31, 2025
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
The Funds did not utilize the Interfund Lending Program for the year ended December 31, 2025.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund, AQR CVX Fusion Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund
and AQR MS Fusion HV Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $350,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 14, 2025. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10%
adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the
Participating Fund to drop below the required amount under the Agreement (between 300-500% per Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the
Statements of Operations.
The Funds did not have any borrowings for the year ended December 31, 2025.
14. Principal Ownership
As of December 31, 2025, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”) . The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 3 91.12% – %
AQR CVX Fusion Fund ................................... 3 94.89 24.98
AQR Diversified Arbitrage Fund ............................. 4 83.34 30.23
AQR Diversifying Strategies Fund ........................... 6 96.79 –
AQR Equity Market Neutral Fund ........................... 6 88.36 31.03
AQR Long-Short Equity Fund .............................. 7 88.21 –
AQR LSE Fusion Fund ................................... 2 95.64 –
AQR Macro Opportunities Fund ............................. 1 95.47 95.47
AQR Managed Futures Strategy Fund ........................ 8 84.08 –
AQR Managed Futures Strategy HV Fund ..................... 3 91.65 71.43
AQR MS Fusion Fund .................................... 3 97.65 71.35
AQR MS Fusion HV Fund ................................. 2 91.35 –
AQR Multi-Asset Fund ................................... 1 88.02 88.02
AQR Risk-Balanced Commodities Strategy Fund ................ 7 91.52 –
AQR Style Premia Alternative Fund .......................... 4 87.64 38.27
AQR Trend Total Return Fund .............................. 3 92.36 –

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2025
To the Board of Trustees of AQR Funds and Shareholders of each of the sixteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (sixteen of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations, of changes in net assets, and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of
December 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agents, issuers of privately held securities, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 25, 2026
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1)* AQR Managed Futures Strategy Fund (1)*
AQR CVX Fusion Fund (3)* AQR Managed Futures Strategy HV Fund (1)*
AQR Diversified Arbitrage Fund (1) AQR MS Fusion Fund (4)
AQR Diversifying Strategies Fund (2) AQR MS Fusion HV Fund (4)
AQR Equity Market Neutral Fund (1) AQR Multi-Asset Fund (1)*
AQR Long-Short Equity Fund (1) AQR Risk-Balanced Commodities Strategy Fund (2)*
AQR LSE Fusion Fund (4) AQR Style Premia Alternative Fund (1)*
AQR Macro Opportunities Fund (2)* AQR Trend Total Return Fund (1)*
(1) Statement of operations and statement of cash flows for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31,
2025 and 2024
(3) Statement of operations, statement of cash flows and statement of changes in net assets for the period June 18, 2025 (commencement of operations) through December 31, 2025
(4) Statement of operations, statement of cash flows and statement of changes in net assets for the period June 25, 2025 (commencement of operations) through December 31, 2025
* The financial statements of the Fund are presented on a consolidated basis.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Reportt | December 2025
For the fiscal year ended December 31, 2025, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2025:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j)
interest dividends for the ﬁscal year ended December 31, 2025:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR CVX Fusion Fund ................................................................................. 19.35%
AQR Diversified Arbitrage Fund ........................................................................... 11.94%
AQR Diversifying Strategies Fund ......................................................................... 31.46%
AQR Equity Market Neutral Fund ......................................................................... 86.48%
AQR Long-Short Equity Fund ............................................................................ 74.20%
AQR LSE Fusion Fund ................................................................................. 100.00%
AQR Macro Opportunities Fund ........................................................................... 7.03%
AQR Managed Futures Strategy Fund ...................................................................... 56.86%
AQR Managed Futures Strategy HV Fund ................................................................... 86.24%
AQR MS Fusion Fund .................................................................................. 100.00%
AQR Multi-Asset Fund ................................................................................. 12.42%
AQR Style Premia Alternative Fund ........................................................................ 41.18%
AQR Trend Total Return Fund ............................................................................ 65.64%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 77.34%
AQR CVX Fusion Fund ................................................................................. 11.56%
AQR Diversified Arbitrage Fund ........................................................................... 9.47%
AQR Diversifying Strategies Fund ......................................................................... 14.97%
AQR Equity Market Neutral Fund ......................................................................... 45.36%
AQR Long-Short Equity Fund ............................................................................ 33.75%
AQR LSE Fusion Fund ................................................................................. 100.00%
AQR Macro Opportunities Fund ........................................................................... 6.35%
AQR Managed Futures Strategy Fund ...................................................................... 24.62%
AQR Managed Futures Strategy HV Fund ................................................................... 36.31%
AQR MS Fusion Fund .................................................................................. 83.96%
AQR Multi-Asset Fund ................................................................................. 2.76%
AQR Style Premia Alternative Fund ........................................................................ 24.58%
AQR Trend Total Return Fund ............................................................................ 27.95%
FUND TOTAL
AQR CVX Fusion Fund ................................................................................. $ 1,142,220
AQR Diversifying Strategies Fund ......................................................................... 2,770
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 5,826
FUND PERCENTAGE
AQR CVX Fusion Fund ...................................................... 8.05%
AQR Diversified Arbitrage Fund ................................................ 66.50%
AQR Diversifying Strategies Fund .............................................. 25.39%
AQR Equity Market Neutral Fund .............................................. 13.66%
AQR Long-Short Equity Fund ................................................. 17.68%
AQR Macro Opportunities Fund ................................................ 36.58%
AQR Managed Futures Strategy Fund ........................................... 35.00%
AQR Managed Futures Strategy HV Fund ........................................ 21.14%
AQR MS Fusion Fund ....................................................... 13.54%
AQR Multi-Asset Fund ...................................................... 26.15%
AQR Risk-Balanced Commodities Strategy Fund ................................... 8.69%
AQR Style Premia Alternative Fund ............................................. 3.96%
AQR Trend Total Return Fund ................................................. 5.65%

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Reportt | December 2025
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations for the ﬁscal year ended December 31, 2025:
Other Tax Matters
For the fiscal year ended December 31, 2025, the AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy Fund HV and AQR Multi-
Asset Fund paid a distribution to shareholders in the aggregate amount of $53,203,616, 19,084,441 and 67,673,279. It has been subsequently determined that $2,941,994 (5.5%), 4,487,145 (23.5%), 2,690,713 (4.0%), is estimated to be a return of capital and, accordingly, this updated information is being provided pursuant to Rule 19a-1(e) under the 1940 Act. Such source designation and amount are for financial accounting purposes and do not reflect the tax character of the distribution; they are estimates only and are not being provided for tax reporting purposes.
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ............................................. 2.21%
AQR CVX Fusion Fund ...................................................... 10.46%
AQR Diversified Arbitrage Fund ................................................ 65.58%
AQR Diversifying Strategies Fund .............................................. 25.23%
AQR Equity Market Neutral Fund .............................................. 15.10%
AQR Long-Short Equity Fund ................................................. 19.81%
AQR LSE Fusion Fund ...................................................... 11.55%
AQR Macro Opportunities Fund ................................................ 46.58%
AQR Managed Futures Strategy Fund ........................................... 35.09%
AQR Managed Futures Strategy HV Fund ........................................ 21.21%
AQR MS Fusion Fund ....................................................... 13.54%
AQR Multi-Asset Fund ...................................................... 21.56%
AQR Risk-Balanced Commodities Strategy Fund ................................... 8.69%
AQR Style Premia Alternative Fund ............................................. 9.88%
AQR Trend Total Return Fund ................................................. 5.65%

1
Trustees and Officers (Unaudited)
AQR Funds | Semi-Annual Report | December 2025
December 31, 2025
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Suite 130, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the
Trustees. The SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (2022-2023);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (18
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
John Howard, 1969 Chief Executive Officer
and President, since
August 2023
Principal, Co-Chief Operating Officer
and Head of US Wealth, AQR Capital
Management, LLC (since 2011)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance and Risk, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal and Chief Financial Officer, AQR
Capital Management, LLC (since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management
(2010-2018)
N/A N/A

2
Trustees and Officers (Unaudited)
AQR Funds | Semi-Annual Report | December 2025
December 31, 2025
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of shareholders was held on November 13, 2025 to approve the election of five Trustees to the Board of Trustees of the Trust. The tabulation of votes are included below:
Election of Trustee: Mark A. Zurack
Election of Trustee: Kathleen M. Hagerty
Election of Trustee: Roy Swan
Election of Trustee: Lisa Polsky
Election of Trustee: John Howard
Gregg D. Behrens continued to serve his term as a Trustee after the special meeting on November 13, 2025. William L. Atwell continued to serve his term as a Trustee until December 31, 2025.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
Shares Voted % of Voted % of Total
For 1,593,232,694 98.44% 74.36%
Against 18,520,974 1.15% 0.86%
Abstained/Withheld 6,679,815 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,605,735,003 99.22% 74.94%
Against 6,752,128 0.42% 0.32%
Abstained/Withheld 5,946,352 0.36% 0.27%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,607,386,441 99.32% 75.02%
Against 4,366,037 0.27% 0.20%
Abstained/Withheld 6,681,005 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,608,469,065 99.39% 75.07%
Against 3,929,466 0.24% 0.18%
Abstained/Withheld 6,034,952 0.37% 0.28%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,607,332,385 99.32% 75.01%
Against 4,430,836 0.27% 0.21%
Abstained/Withheld 6,670,262 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics.docx
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
February 26, 2026

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
February 26, 2026